                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04146

                               JOHN HANCOCK TRUST
               (Exact name of registrant as specified in charter)

                      601 CONGRESS STREET, BOSTON, MA 02210
               (Address of principal executive offices) (Zip code)

             GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.39%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                                14,695   $      531,812
Omnicom Group, Inc.                                      19,666        1,840,738
The Interpublic Group of Companies,
   Inc. * (a)                                            50,460          499,554
                                                                  --------------
                                                                       2,872,104
AEROSPACE - 2.03%
Boeing Company                                           90,994        7,174,877
General Dynamics Corp.                                   46,179        3,309,649
Goodrich Corp.                                           14,277          578,504
Lockheed Martin Corp.                                    40,757        3,507,547
Northrop Grumman Corp.                                   39,437        2,684,476
Raytheon Company                                         51,365        2,466,034
Rockwell Collins, Inc. (a)                               19,621        1,076,016
United Technologies Corp.                               115,780        7,334,663
                                                                  --------------
                                                                      28,131,766
AGRICULTURE - 0.42%
Archer-Daniels-Midland Company                           75,061        2,843,311
Monsanto Company                                         62,135        2,920,966
                                                                  --------------
                                                                       5,764,277
AIR TRAVEL - 0.11%
Southwest Airlines Company                               89,983        1,499,117

ALUMINUM - 0.20%
Alcoa, Inc.                                              99,234        2,782,521

AMUSEMENT & THEME PARKS - 0.53%
Walt Disney Company                                     239,262        7,395,588

APPAREL & TEXTILES - 0.41%
Cintas Corp.                                             15,633          638,295
Coach, Inc. *                                            41,881        1,440,706
Jones Apparel Group, Inc.                                12,915          418,963
Liz Claiborne, Inc.                                      11,810          466,619
NIKE, Inc., Class B                                      21,927        1,921,244
VF Corp.                                                 10,158          741,026
                                                                  --------------
                                                                       5,626,853
AUTO PARTS - 0.22%
AutoZone, Inc. *                                          6,038          623,726
Genuine Parts Company                                    19,610          845,779
Johnson Controls, Inc.                                   22,387        1,606,043
                                                                  --------------
                                                                       3,075,548
AUTO SERVICES - 0.03%
AutoNation, Inc. *                                       17,554          366,879

AUTOMOBILES - 0.40%
Ford Motor Company (a)                                  215,322        1,741,955
General Motors Corp. (a)                                 64,746        2,153,452
PACCAR, Inc. (a)                                         28,539        1,627,294
                                                                  --------------
                                                                       5,522,701
BANKING - 6.50%
AmSouth Bancorp.                                         39,200        1,138,368
Bank of America Corp.                                   518,084       27,753,760
Bank of New York Company, Inc.                           87,357        3,080,208

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
BB&T Corp.                                               61,476   $    2,691,419
Comerica, Inc.                                           18,569        1,056,947
Commerce Bancorp, Inc. (a)                               21,349          783,722
Compass Bancshares, Inc.                                 14,812          843,988
Fifth Third Bancorp. (a)                                 63,863        2,431,903
First Horizon National Corp. (a)                         14,188          539,286
Huntington Bancshares, Inc.                              27,191          650,681
KeyCorp                                                  46,166        1,728,455
M&T Bank Corp. (a)                                        8,895        1,067,044
Marshall & Ilsley Corp.                                  29,110        1,402,520
National City Corp.                                      69,239        2,534,147
North Fork Bancorporation, Inc.                          53,325        1,527,228
Northern Trust Corp.                                     21,453        1,253,499
Regions Financial Corp.                                  52,045        1,914,736
Sovereign Bancorp, Inc.                                  41,052          883,028
SunTrust Banks, Inc.                                     41,760        3,227,213
US Bancorp                                              203,437        6,758,177
Wachovia Corp.                                          213,600       11,918,880
Wells Fargo Company                                     385,450       13,945,581
Zions Bancorp.                                           12,211          974,560
                                                                  --------------
                                                                      90,105,350
BIOTECHNOLOGY - 1.10%
Amgen, Inc. *                                           133,997        9,584,805
Applera Corp.                                            20,862          690,741
Biogen Idec, Inc. *                                      39,332        1,757,354
Genzyme Corp. *                                          29,920        2,018,702
MedImmune, Inc. * (a)                                    27,408          800,588
Millipore Corp. *                                         6,099          373,869
                                                                  --------------
                                                                      15,226,059
BROADCASTING - 0.75%
CBS Corp., Class B                                       89,361        2,517,299
Clear Channel Communications, Inc.                       56,812        1,639,026
News Corp.                                              267,484        5,256,061
Univision Communications, Inc., Class A *                28,721          986,279
                                                                  --------------
                                                                      10,398,665
BUILDING MATERIALS & CONSTRUCTION - 0.15%
American Standard Companies, Inc.                        19,974          838,309
Masco Corp.                                              45,571        1,249,557
                                                                  --------------
                                                                       2,087,866
BUSINESS SERVICES - 1.38%
Affiliated Computer Services, Inc.,
   Class A *                                             13,573          703,896
Automatic Data Processing, Inc.                          63,597        3,010,682
Computer Sciences Corp. * (a)                            19,657          965,552
Convergys Corp. *                                        15,894          328,211
Electronic Data Systems Corp.                            59,252        1,452,859
Equifax, Inc.                                            14,495          532,111
First Data Corp.                                         87,589        3,678,738
Fluor Corp.                                              10,026          770,899
H & R Block, Inc.                                        36,824          800,554
Moody's Corp.                                            27,106        1,772,190
NCR Corp. *                                              20,628          814,393

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Paychex, Inc.                                            38,748   $    1,427,864
Pitney Bowes, Inc.                                       25,359        1,125,179
R.R. Donnelley & Sons Company                            24,760          816,090
Robert Half International, Inc.                          19,610          666,152
Unisys Corp. *                                           39,352          222,732
                                                                  --------------
                                                                      19,088,102
CABLE AND TELEVISION - 1.50%
Comcast Corp., Class A *                                239,565        8,827,970
E.W. Scripps Company, Class A (a)                         9,539          457,204
Time Warner, Inc.                                       465,551        8,486,995
Viacom, Inc. *                                           81,213        3,019,500
                                                                  --------------
                                                                      20,791,669
CELLULAR COMMUNICATIONS - 0.50%
Motorola, Inc.                                          280,459        7,011,475

CHEMICALS - 1.19%
Air Products & Chemicals, Inc.                           25,223        1,674,050
Ashland, Inc. (a)                                         7,244          462,022
Dow Chemical Company                                    109,817        4,280,667
E.I. Du Pont De Nemours & Company                       105,519        4,520,434
Eastman Chemical Company (a)                              9,417          508,706
Hercules, Inc. *                                         12,974          204,600
PPG Industries, Inc.                                     18,908        1,268,349
Praxair, Inc.                                            36,901        2,183,063
Rohm & Haas Company                                      16,433          778,103
Sigma-Aldrich Corp. (a)                                   7,598          574,941
                                                                  --------------
                                                                      16,454,935
COAL - 0.05%
CONSOL Energy, Inc.                                      20,988          665,949

COLLEGES & UNIVERSITIES - 0.06%
Apollo Group, Inc., Class A *                            16,020          788,825

COMMERCIAL SERVICES - 0.12%
Western Union Company *                                  87,600        1,675,788

COMPUTERS & BUSINESS EQUIPMENT - 4.75%
Apple Computer, Inc. *                                   97,359        7,499,564
Cisco Systems, Inc. *                                   698,805       16,072,515
Dell, Inc. *                                            260,035        5,939,199
EMC Corp. *                                             263,111        3,152,070
Hewlett-Packard Company                                 313,532       11,503,489
International Business Machines Corp.                   174,207       14,274,521
Lexmark International, Inc. *                            11,480          661,937
Network Appliance, Inc. *                                42,631        1,577,773
Parametric Technology Corp. *                            12,780          223,139
SanDisk Corp. *                                          22,431        1,200,956
Sun Microsystems, Inc. *                                401,710        1,996,499
Xerox Corp. *                                           111,978        1,742,378
                                                                  --------------
                                                                      65,844,040
CONSTRUCTION & MINING EQUIPMENT - 0.11%
National Oilwell, Inc. *                                 20,076        1,175,450
Rowan Companies, Inc.                                    12,637          399,708
                                                                  --------------
                                                                       1,575,158

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS - 0.13%
Louisiana-Pacific Corp.                                  12,044   $      226,066
Sherwin-Williams Company                                 12,899          719,506
Vulcan Materials Company                                 11,046          864,350
                                                                  --------------
                                                                       1,809,922
CONTAINERS & GLASS - 0.13%
Ball Corp.                                               11,928          482,488
Bemis Company, Inc.                                      12,001          394,353
Pactiv Corp. *                                           15,795          448,894
Sealed Air Corp.                                          9,280          502,233
                                                                  --------------
                                                                       1,827,968
COSMETICS & TOILETRIES - 2.35%
Alberto-Culver Company, Class B                           8,933          451,921
Avon Products, Inc.                                      51,246        1,571,202
Colgate-Palmolive Company                                59,115        3,671,042
Estee Lauder Companies, Inc., Class A                    14,788          596,400
International Flavors & Fragrances, Inc. (a)              9,030          357,046
Kimberly-Clark Corp.                                     52,451        3,428,197
Procter & Gamble Company                                363,457       22,527,065
                                                                  --------------
                                                                      32,602,873
CRUDE PETROLEUM & NATURAL GAS - 1.39%
Apache Corp.                                             37,689        2,381,945
Chesapeake Energy Corp. (a)                              43,314        1,255,240
Devon Energy Corp.                                       50,488        3,188,317
EOG Resources, Inc.                                      27,772        1,806,569
Marathon Oil Corp.                                       41,000        3,152,900
Occidental Petroleum Corp.                               98,621        4,744,656
Sunoco, Inc.                                             14,928          928,372
XTO Energy, Inc.                                         41,866        1,763,815
                                                                  --------------
                                                                      19,221,814
DOMESTIC OIL - 0.07%
Murphy Oil Corp.                                         21,388        1,016,999

DRUGS & HEALTH CARE - 0.56%
Wyeth                                                   154,039        7,831,343

ELECTRICAL EQUIPMENT - 0.47%
American Power Conversion Corp. (a)                      19,406          426,156
Cooper Industries, Ltd., Class A                         10,478          892,935
Emerson Electric Company                                 46,670        3,913,746
Molex, Inc.                                              16,189          630,885
Symbol Technologies, Inc.                                29,068          431,951
Tektronix, Inc.                                           9,583          277,236
                                                                  --------------
                                                                       6,572,909
ELECTRICAL UTILITIES - 2.41%
Allegheny Energy, Inc. *                                 18,841          756,843
Ameren Corp. (a)                                         23,566        1,244,049
American Electric Power Company, Inc.                    45,099        1,640,251
CenterPoint Energy, Inc. (a)                             35,688          511,052
CMS Energy Corp. *                                       25,365          366,271
Consolidated Edison, Inc. (a)                            28,213        1,303,441
Constellation Energy Group, Inc.                         20,566        1,217,507
Dominion Resources, Inc.                                 40,391        3,089,507

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
DTE Energy Company                                       20,349   $      844,687
Edison International                                     37,296        1,553,005
Entergy Corp.                                            23,851        1,865,864
Exelon Corp.                                             76,637        4,639,604
FirstEnergy Corp.                                        37,757        2,109,106
FPL Group, Inc. (a)                                      46,294        2,083,230
PG&E Corp. (a)                                           39,844        1,659,503
Pinnacle West Capital Corp.                              11,387          512,984
PPL Corp.                                                43,612        1,434,835
Public Service Enterprise Group, Inc.                    28,815        1,763,190
TECO Energy, Inc.                                        23,913          374,238
The AES Corp. *                                          75,715        1,543,829
The Southern Company (a)                                 84,971        2,928,101
                                                                  --------------
                                                                      33,441,097
ELECTRONICS - 0.37%
Agilent Technologies, Inc. *                             46,782        1,529,303
Harman International Industries, Inc.                     7,461          622,546
Jabil Circuit, Inc.                                      21,142          604,027
L-3 Communications Holdings, Inc.                        14,084        1,103,200
Sanmina-SCI Corp. *                                      60,994          228,117
Solectron Corp. * (a)                                   104,691          341,293
Thermo Electron Corp. *                                  18,040          709,513
                                                                  --------------
                                                                       5,137,999
ENERGY - 0.82%
Duke Energy Corp.                                       143,434        4,331,707
Progress Energy, Inc. (a)                                29,001        1,316,065
Sempra Energy                                            29,902        1,502,576
TXU Corp.                                                52,814        3,301,931
Xcel Energy, Inc. (a)                                    46,472          959,647
                                                                  --------------
                                                                      11,411,926
FINANCIAL SERVICES - 8.98%
Ameriprise Financial, Inc.                               27,903        1,308,651
Bear Stearns Companies, Inc.                             13,780        1,930,578
Capital One Financial Corp.                              35,043        2,756,482
Charles Schwab Corp.                                    118,378        2,118,966
Chicago Merchantile Exchange Holdings, Inc.               4,072        1,947,434
CIT Group, Inc.                                          22,761        1,106,868
Citigroup, Inc.                                         565,940       28,110,240
Countrywide Financial Corp.                              70,059        2,454,867
E*TRADE Financial Corp. *                                48,901        1,169,712
Federal Home Loan Mortgage Corp.                         79,100        5,246,703
Federal National Mortgage Association                   110,797        6,194,660
Federated Investors, Inc., Class B                       10,370          350,610
Fiserv, Inc. *                                           19,945          939,210
Franklin Resources, Inc.                                 19,083        2,018,027
Goldman Sachs Group, Inc.                                49,417        8,359,874
Janus Capital Group, Inc.                                23,658          466,536
JPMorgan Chase & Company                                397,379       18,660,944
Legg Mason, Inc.                                         15,013        1,514,211
Lehman Brothers Holdings, Inc.                           61,496        4,542,095

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Mellon Financial Corp.                                   47,098   $    1,841,532
Merrill Lynch & Company, Inc.                           101,476        7,937,453
Morgan Stanley                                          122,709        8,946,713
PNC Financial Services Group, Inc.                       33,707        2,441,735
SLM Corp.                                                46,938        2,439,837
State Street Corp. (c)                                   37,906        2,365,334
Synovus Financial Corp.                                  37,092        1,089,392
T. Rowe Price Group, Inc. (c)                            29,955        1,433,347
Washington Mutual, Inc.                                 110,292        4,794,393
                                                                  --------------
                                                                     124,486,404
FOOD & BEVERAGES - 3.10%
Campbell Soup Company (a)                                26,399          963,563
Coca-Cola Enterprises, Inc.                              31,549          657,166
ConAgra Foods, Inc.                                      58,476        1,431,492
Constellation Brands, Inc., Class A *                    24,140          694,749
Dean Foods Company *                                     15,279          642,024
General Mills, Inc.                                      40,387        2,285,904
H.J. Heinz Company                                       37,945        1,591,034
Hershey Company                                          20,104        1,074,559
Kellogg Company                                          28,609        1,416,718
McCormick & Company, Inc.                                15,092          573,194
Pepsi Bottling Group, Inc.                               15,550          552,025
PepsiCo, Inc.                                           188,727       12,316,324
Sara Lee Corp.                                           87,014        1,398,315
Starbucks Corp. *                                        86,548        2,946,959
Sysco Corp.                                              70,804        2,368,394
The Coca-Cola Company                                   233,284       10,423,129
Tyson Foods, Inc., Class A                               28,842          458,011
William Wrigley Jr. Company                              25,098        1,156,014
                                                                  --------------
                                                                      42,949,574
FOREST PRODUCTS - 0.12%
Weyerhaeuser Company                                     28,189        1,734,469

FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.                                    20,680          517,620

GAS & PIPELINE UTILITIES - 0.44%
Dynegy, Inc., Class A *                                  43,297          239,865
El Paso Corp. (a)                                        79,666        1,086,644
KeySpan Corp.                                            20,035          824,240
Kinder Morgan, Inc.                                      12,264        1,285,880
Nicor, Inc. (a)                                           5,098          217,990
NiSource, Inc.                                           31,228          678,897
Peoples Energy Corp. (a)                                  4,404          179,023
Williams Companies, Inc.                                 68,202        1,627,982
                                                                  --------------
                                                                       6,140,521
HEALTHCARE PRODUCTS - 3.17%
Bausch & Lomb, Inc. (a)                                   6,155          308,550
Baxter International, Inc.                               74,680        3,394,953
Becton, Dickinson & Company                              28,010        1,979,467
Biomet, Inc.                                             28,026          902,157
Boston Scientific Corp. *                               134,842        1,994,313

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
C.R. Bard, Inc.                                          11,849   $      888,675
Fisher Scientific International, Inc. *                  14,242        1,114,294
Johnson & Johnson                                       334,831       21,743,925
Medtronic, Inc.                                         131,567        6,109,971
Patterson Companies, Inc. * (a)                          15,906          534,601
St. Jude Medical, Inc. *                                 40,368        1,424,587
Stryker Corp.                                            33,974        1,684,771
Zimmer Holdings, Inc. *                                  27,787        1,875,622
                                                                  --------------
                                                                      43,955,886
HEALTHCARE SERVICES - 2.25%
Cardinal Health, Inc.                                    46,420        3,051,651
Caremark Rx, Inc.                                        48,869        2,769,406
Coventry Health Care, Inc. *                             18,189          937,097
Express Scripts, Inc. *                                  15,768        1,190,326
HCA, Inc.                                                48,526        2,420,962
Humana, Inc. *                                           18,895        1,248,771
IMS Health, Inc.                                         23,066          614,478
Laboratory Corp. of America Holdings *                   14,332          939,749
McKesson Corp.                                           34,265        1,806,451
Medco Health Solutions, Inc. *                           33,647        2,022,521
Quest Diagnostics, Inc.                                  18,504        1,131,705
UnitedHealth Group, Inc.                                154,193        7,586,296
Wellpoint, Inc. *                                        70,949        5,466,620
                                                                  --------------
                                                                      31,186,033
HOLDINGS COMPANIES/CONGLOMERATES - 3.24%
General Electric Company                              1,181,729       41,715,034
Loews Corp.                                              52,324        1,983,080
Textron, Inc.                                            14,453        1,264,637
                                                                  --------------
                                                                      44,962,751
HOMEBUILDERS - 0.24%
Centex Corp.                                             13,568          713,948
D.R. Horton, Inc.                                        31,183          746,833
KB Home (a)                                               8,990          393,762
Lennar Corp., Class A                                    15,844          716,941
Pulte Homes, Inc. (a)                                    24,231          772,000
                                                                  --------------
                                                                       3,343,484
HOTELS & RESTAURANTS - 0.98%
Darden Restaurants, Inc.                                 16,725          710,311
Hilton Hotels Corp.                                      44,162        1,229,912
Marriott International, Inc., Class A                    39,332        1,519,788
McDonald's Corp.                                        140,379        5,491,626
Starwood Hotels & Resorts Worldwide, Inc.                24,933        1,425,918
Wendy's International, Inc.                              13,470          902,490
Wyndham Worldwide Corp. *                                22,935          641,492
Yum! Brands, Inc.                                        30,990        1,613,030
                                                                  --------------
                                                                      13,534,567
HOUSEHOLD APPLIANCES - 0.10%
Black & Decker Corp.                                      8,476          672,571
Whirlpool Corp. (a)                                       8,954          753,121
                                                                  --------------
                                                                       1,425,692

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 0.24%
Fortune Brands, Inc.                                     17,265   $    1,296,774
Newell Rubbermaid, Inc. (a)                              31,697          897,659
The Clorox Company                                       17,303        1,090,089
                                                                  --------------
                                                                       3,284,522
INDUSTRIAL MACHINERY - 0.98%
Caterpillar, Inc.                                        75,064        4,939,211
Cummins, Inc.                                             6,016          717,288
Deere & Company                                          26,465        2,220,678
Dover Corp.                                              23,298        1,105,257
Ingersoll-Rand Company, Class A                          36,830        1,398,803
ITT Corp.                                                21,140        1,083,848
Pall Corp.                                               14,290          440,275
Parker-Hannifin Corp.                                    13,761        1,069,643
W.W. Grainger, Inc.                                       8,619          577,645
                                                                  --------------
                                                                      13,552,648
INSURANCE - 4.98%
ACE, Ltd.                                                37,224        2,037,269
Aetna, Inc.                                              62,696        2,479,627
AFLAC, Inc.                                              56,811        2,599,671
Allstate Corp.                                           72,060        4,520,324
Ambac Financial Group, Inc.                              12,125        1,003,344
American International Group, Inc.                      297,484       19,711,290
Aon Corp.                                                35,998        1,219,252
Chubb Corp.                                              47,026        2,443,471
CIGNA Corp.                                              12,694        1,476,566
Cincinnati Financial Corp.                               19,829          952,982
Genworth Financial, Inc.                                 52,085        1,823,496
Hartford Financial Services Group, Inc.                  34,828        3,021,329
Lincoln National Corp.                                   32,868        2,040,445
Marsh & McLennan Companies, Inc.                         63,004        1,773,563
MBIA, Inc. (a)                                           15,426          947,773
MetLife, Inc.                                            86,929        4,927,136
MGIC Investment Corp.                                     9,668          579,790
Principal Financial Group, Inc. (a)                      30,826        1,673,235
Progressive Corp.                                        88,398        2,169,287
Prudential Financial, Inc.                               55,519        4,233,324
SAFECO Corp.                                             13,320          784,948
St. Paul Travelers Companies, Inc.                       79,092        3,708,624
TorchmarK Corp.                                          11,326          714,784
UnumProvident Corp. (a)                                  39,209          760,262
XL Capital, Ltd., Class A                                20,639        1,417,899
                                                                  --------------
                                                                      69,019,691
INTERNATIONAL OIL - 2.50%
Anadarko Petroleum Corp.                                 52,596        2,305,282
ChevronTexaco Corp.                                     251,607       16,319,230
ConocoPhillips                                          188,626       11,228,906
Hess Corp.                                               27,616        1,143,855
Nabors Industries, Ltd. *                                36,177        1,076,266
Noble Corp.                                              15,700        1,007,626
Weatherford International, Ltd. *                        39,608        1,652,446
                                                                  --------------
                                                                      34,733,611

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET RETAIL - 0.36%
Amazon.com, Inc. * (a)                                   35,968   $    1,155,292
eBay, Inc. *                                            134,478        3,813,796
                                                                  --------------
                                                                       4,969,088
INTERNET SERVICE PROVIDER - 0.97%
Google, Inc., Class A *                                  24,388        9,801,537
Yahoo!, Inc. *                                          142,295        3,597,218
                                                                  --------------
                                                                      13,398,755
INTERNET SOFTWARE - 0.29%
Juniper Networks, Inc. *                                 64,762        1,119,087
Symantec Corp. *                                        113,234        2,409,620
VeriSign, Inc. *                                         28,061          566,832
                                                                  --------------
                                                                       4,095,539
LEISURE TIME - 0.56%
Brunswick Corp.                                          10,615          331,082
Carnival Corp.                                           50,938        2,395,614
Electronic Arts, Inc. *                                  35,104        1,954,591
Harrah's Entertainment, Inc.                             21,271        1,413,033
International Game Technology, Inc.                      38,853        1,612,399
                                                                  --------------
                                                                       7,706,719
LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                        14,377          272,157
Waters Corp. *                                           11,727          530,998
                                                                  --------------
                                                                         803,155
LIQUOR - 0.38%
Anheuser-Busch Companies, Inc.                           87,996        4,180,690
Brown Forman Corp., Class B                               8,989          689,007
Molson Coors Brewing Company, Class B                     5,226          360,071
                                                                  --------------
                                                                       5,229,768
MANUFACTURING - 1.85%
3M Company                                               86,224        6,416,790
Danaher Corp.                                            27,086        1,859,996
Eaton Corp.                                              17,171        1,182,223
Harley-Davidson, Inc. (a)                                30,017        1,883,567
Honeywell International, Inc.                            93,745        3,834,170
Illinois Tool Works, Inc.                                48,105        2,159,914
Rockwell Automation, Inc.                                20,140        1,170,134
Snap-on, Inc. (a)                                         6,645          296,035
Stanley Works                                             9,263          461,761
Tyco International, Ltd.                                230,627        6,455,250
                                                                  --------------
                                                                      25,719,840
MEDICAL-HOSPITALS - 0.10%
Health Management Associates, Inc., Class A              27,505          574,855
Manor Care, Inc. (a)                                      8,432          440,825
Tenet Healthcare Corp. * (a)                             53,952          439,169
                                                                  --------------
                                                                       1,454,849
METAL & METAL PRODUCTS - 0.14%
Phelps Dodge Corp.                                       23,350        1,977,745

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MINING - 0.24%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                           22,489   $    1,197,764
Newmont Mining Corp.                                     51,475        2,200,556
                                                                  --------------
                                                                       3,398,320
NEWSPAPERS - 0.04%
Dow Jones & Company, Inc. (a)                             7,439          249,504
The New York Times Company, Class A (a)                  16,540          380,089
                                                                  --------------
                                                                         629,593
OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                     10,806          650,197
Office Depot, Inc. *                                     32,427        1,287,352
OfficeMax, Inc.                                           8,493          346,005
                                                                  --------------
                                                                       2,283,554
PAPER - 0.26%
International Paper Company                              52,040        1,802,145
MeadWestvaco Corp.                                       20,739          549,791
Plum Creek Timber Company, Inc.                          20,515          698,331
Temple-Inland, Inc.                                      12,449          499,205
                                                                  --------------
                                                                       3,549,472
PETROLEUM SERVICES - 4.92%
Baker Hughes, Inc.                                       37,656        2,568,139
BJ Services Company                                      34,244        1,031,772
Exxon Mobil Corp.                                       680,528       45,663,429
Halliburton Company                                     118,037        3,358,153
Schlumberger, Ltd.                                      135,538        8,407,422
Smith International, Inc.                                22,950          890,460
Transocean, Inc. *                                       36,067        2,641,186
Valero Energy Corp.                                      70,155        3,610,878
                                                                  --------------
                                                                      68,171,439
PHARMACEUTICALS - 5.00%
Abbott Laboratories                                     174,890        8,492,658
Allergan, Inc.                                           17,262        1,943,874
AmerisourceBergen Corp.                                  23,073        1,042,900
Barr Pharmaceuticals, Inc. *                             12,168          632,006
Bristol-Myers Squibb Company                            225,113        5,609,816
Eli Lilly & Company                                     112,577        6,416,889
Forest Laboratories, Inc. *                              36,398        1,842,103
Gilead Sciences, Inc. *                                  52,295        3,592,666
Hospira, Inc. *                                          17,972          687,788
King Pharmaceuticals, Inc. *                             27,828          473,911
Merck & Company, Inc.                                   249,104       10,437,458
Mylan Laboratories, Inc.                                 24,132          485,777
Pfizer, Inc.                                            834,663       23,671,043
Schering-Plough Corp.                                   169,569        3,745,779
Watson Pharmaceuticals, Inc. *                           11,701          306,215
                                                                  --------------
                                                                      69,380,883
PHOTOGRAPHY - 0.05%
Eastman Kodak Company (a)                                32,882          736,557

PUBLISHING - 0.35%
Gannett Company, Inc.                                    27,058        1,537,706

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PUBLISHING (CONTINUED)
McGraw-Hill Companies, Inc.                              40,282   $    2,337,564
Meredith Corp.                                            4,457          219,864
Tribune Company (a)                                      21,823          714,049
                                                                  --------------
                                                                       4,809,183
RAILROADS & EQUIPMENT - 0.69%
Burlington Northern Santa Fe Corp.                       41,434        3,042,913
CSX Corp.                                                50,772        1,666,845
Norfolk Southern Corp.                                   47,371        2,086,692
Union Pacific Corp.                                      30,833        2,713,304
                                                                  --------------
                                                                       9,509,754
REAL ESTATE - 1.07%
Apartment Investment & Management
   Company, Class A, REIT                                11,146          606,454
Archstone-Smith Trust, REIT                              24,525        1,335,141
Boston Properties, Inc., REIT                            13,084        1,352,101
Equity Office Properties Trust, REIT                     40,079        1,593,541
Equity Residential, REIT                                 33,306        1,684,617
Kimco Realty Corp., REIT (a)                             24,792        1,062,833
ProLogis, REIT                                           28,058        1,600,990
Public Storage, Inc., REIT                               13,881        1,193,627
Realogy Corp., REIT *                                    28,669          650,213
Simon Property Group, Inc., REIT                         25,318        2,294,317
Vornado Realty Trust, REIT                               13,952        1,520,768
                                                                  --------------
                                                                      14,894,602
RETAIL GROCERY - 0.37%
Safeway, Inc.                                            50,894        1,544,633
SUPERVALU, Inc.                                          24,226          718,301
The Kroger Company                                       82,707        1,913,840
Whole Foods Market, Inc.                                 16,161          960,448
                                                                  --------------
                                                                       5,137,222
RETAIL TRADE - 4.70%
Bed Bath & Beyond, Inc. *                                32,307        1,236,066
Best Buy Company, Inc.                                   46,541        2,492,736
Big Lots, Inc. * (a)                                     12,462          246,872
Circuit City Stores, Inc.                                16,140          405,275
Costco Wholesale Corp.                                   53,569        2,661,308
CVS Corp.                                                94,029        3,020,212
Dillard's, Inc., Class A (a)                              6,921          226,524
Dollar General Corp.                                     35,710          486,727
Family Dollar Stores, Inc.                               17,358          507,548
Federated Department Stores, Inc.                        62,220        2,688,526
Gap, Inc.                                                61,646        1,168,192
Home Depot, Inc.                                        236,274        8,569,658
J.C. Penney Company, Inc.                                25,665        1,755,229
Kohl's Corp. *                                           37,478        2,433,072
Limited Brands, Inc.                                     38,882        1,029,984
Lowe's Companies, Inc.                                  174,904        4,907,806
Nordstrom, Inc.                                          26,144        1,105,891
RadioShack Corp. (a)                                     15,535          299,826
Sears Holdings Corp. *                                    9,522        1,505,333
Staples, Inc.                                            83,163        2,023,356

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Target Corp.                                             98,296   $    5,430,854
The TJX Companies, Inc.                                  51,455        1,442,284
Tiffany & Company                                        15,814          525,025
Walgreen Company                                        115,388        5,122,073
Wal-Mart Stores, Inc.                                   281,569       13,886,983
                                                                  --------------
                                                                      65,177,360
SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                          29,034          327,213
Ecolab, Inc.                                             20,451          875,712
Waste Management, Inc.                                   61,871        2,269,428
                                                                  --------------
                                                                       3,472,353
SEMICONDUCTORS - 2.76%
Advanced Micro Devices, Inc. *                           55,620        1,382,157
Altera Corp. *                                           41,129          755,951
Analog Devices, Inc.                                     40,391        1,187,092
Applied Materials, Inc. (a)                             175,590        3,113,211
Broadcom Corp., Class A *                                53,682        1,628,712
Freescale Semiconductor, Inc., Class B *                 46,438        1,765,108
Intel Corp.                                             660,271       13,581,775
KLA-Tencor Corp.                                         22,790        1,013,471
Linear Technology Corp.                                  34,484        1,073,142
LSI Logic Corp. * (a)                                    45,741          375,991
Maxim Integrated Products, Inc.                          36,710        1,030,450
Micron Technology, Inc. *                                83,551        1,453,787
National Semiconductor Corp.                             34,075          801,785
Novellus Systems, Inc. *                                 14,108          390,227
NVIDIA Corp. *                                           40,353        1,194,045
PMC-Sierra, Inc. * (a)                                   23,924          142,109
QLogic Corp. *                                           18,240          344,736
Teradyne, Inc. *                                         22,552          296,784
Texas Instruments, Inc.                                 175,437        5,833,280
Xilinx, Inc.                                             38,906          853,987
                                                                  --------------
                                                                      38,217,800
SOFTWARE - 3.10%
Adobe Systems, Inc. *                                    66,299        2,482,897
Autodesk, Inc. *                                         26,523          922,470
BMC Software, Inc. *                                     23,463          638,663
CA, Inc.                                                 50,687        1,200,775
Citrix Systems, Inc. *                                   21,041          761,895
Compuware Corp. *                                        42,643          332,189
Intuit, Inc. *                                           39,114        1,255,168
Microsoft Corp.                                         988,712       27,021,499
Novell, Inc. *                                           38,807          237,499
Oracle Corp. *                                          461,722        8,190,948
                                                                  --------------
                                                                      43,044,003
STEEL - 0.24%
Allegheny Technologies, Inc. (a)                         11,515          716,118
Nucor Corp.                                              35,294        1,746,700
United States Steel Corp.                                14,089          812,653
                                                                  --------------
                                                                       3,275,471

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.18%
ADC Telecommunications, Inc. * (a)                       13,420   $      201,300
Avaya, Inc. *                                            52,310          598,426
Ciena Corp. *                                             9,666          263,395
Citizens Communications Company                          36,726          515,633
Comverse Technology, Inc. *                              23,124          495,779
Corning, Inc. *                                         178,550        4,358,406
Embarq Corp.                                             17,070          825,676
JDS Uniphase Corp. * (a)                                192,869          422,383
Lucent Technologies, Inc. *                             513,063        1,200,567
QUALCOMM, Inc.                                          189,095        6,873,603
Tellabs, Inc. *                                          51,249          561,689
                                                                  --------------
                                                                      16,316,857
TELEPHONE - 3.38%
ALLTEL Corp.                                             44,431        2,465,921
AT&T, Inc.                                              444,626       14,477,023
BellSouth Corp.                                         207,856        8,885,844
CenturyTel, Inc.                                         13,326          528,642
Qwest Communications International,
   Inc. * (a)                                           183,199        1,597,495
Sprint Nextel Corp.                                     341,975        5,864,871
Verizon Communications, Inc.                            331,821       12,320,514
Windstream Corp. *                                       54,271          715,834
                                                                  --------------
                                                                      46,856,144
TIRES & RUBBER - 0.02%
Goodyear Tire & Rubber Company * (a)                     20,297          294,306

TOBACCO - 1.48%
Altria Group, Inc.                                      239,641       18,344,519
Reynolds American, Inc. (a)                              19,622        1,215,975
UST, Inc. (a)                                            18,410        1,009,420
                                                                  --------------
                                                                      20,569,914
TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                             18,726          426,016
Mattel, Inc.                                             43,271          852,439
                                                                  --------------
                                                                       1,278,455
TRAVEL SERVICES - 0.59%
American Express Company                                139,067        7,798,877
Sabre Holdings Corp.                                     15,087          352,885
                                                                  --------------
                                                                       8,151,762
TRUCKING & FREIGHT - 0.96%
Fedex Corp.                                              35,075        3,811,951
Navistar International Corp. *                            7,062          182,341
Ryder Systems, Inc.                                       7,095          366,670
United Parcel Service, Inc., Class B                    123,746        8,902,287
                                                                  --------------
                                                                      13,263,249
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 1,199,636,973)                        $1,378,227,269
                                                                  --------------
SHORT TERM INVESTMENTS - 4.02%
Federal National Mortgage Association
   5.13% due 10/02/2006                          $    7,000,000   $    6,999,002

500 INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                          $    1,210,000   $    1,209,820
State Street Navigator Securities Lending
   Prime Portfolio (c)                               45,528,481       45,528,481
U.S. Treasury Bills
   4.965% due 11/02/2006                              2,000,000        1,991,173
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $55,728,477)                                                $   55,728,476
                                                                  --------------
TOTAL INVESTMENTS (500 INDEX TRUST)
   (COST $1,255,365,450) - 103.41%                                $1,433,955,745

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (3.41)%                                                           (47,283,341)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,386,672,404
                                                                  ==============

500 INDEX TRUST B

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.13%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                                11,601   $      419,840
Omnicom Group, Inc.                                      15,526        1,453,234
The Interpublic Group of Companies,
   Inc. * (a)                                            39,836          394,376
                                                                  --------------
                                                                       2,267,450
AEROSPACE - 2.02%
Boeing Company                                           71,837        5,664,347
General Dynamics Corp.                                   36,456        2,612,802
Goodrich Corp.                                           11,271          456,701
Lockheed Martin Corp.                                    32,176        2,769,067
Northrop Grumman Corp.                                   31,134        2,119,291
Raytheon Company                                         40,551        1,946,853
Rockwell Collins, Inc. (a)                               15,490          849,472
United Technologies Corp.                                91,404        5,790,443
                                                                  --------------
                                                                      22,208,976
AGRICULTURE - 0.41%
Archer-Daniels-Midland Company                           59,258        2,244,693
Monsanto Company                                         49,053        2,305,982
                                                                  --------------
                                                                       4,550,675
AIR TRAVEL - 0.11%
Southwest Airlines Company                               71,038        1,183,493

ALUMINUM - 0.20%
Alcoa, Inc.                                              78,341        2,196,682

AMUSEMENT & THEME PARKS - 0.53%
Walt Disney Company                                     188,888        5,838,528

APPAREL & TEXTILES - 0.41%
Cintas Corp.                                             12,341          503,883
Coach, Inc. *                                            33,063        1,137,367
Jones Apparel Group, Inc.                                10,196          330,759
Liz Claiborne, Inc.                                       9,324          368,391
NIKE, Inc., Class B                                      17,310        1,516,708

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
VF Corp.                                                  8,019   $      584,986
                                                                  --------------
                                                                       4,442,094
AUTO PARTS - 0.22%
AutoZone, Inc. *                                          4,767          492,431
Genuine Parts Company                                    15,481          667,696
Johnson Controls, Inc.                                   17,673        1,267,861
                                                                  --------------
                                                                       2,427,988
AUTO SERVICES - 0.03%
AutoNation, Inc. *                                       13,859          289,653

AUTOMOBILES - 0.40%
Ford Motor Company (a)                                  169,988        1,375,203
General Motors Corp. (a)                                 51,114        1,700,052
PACCAR, Inc.                                             22,531        1,284,689
                                                                  --------------
                                                                       4,359,944
BANKING - 6.48%
AmSouth Bancorp.                                         30,947          898,701
Bank of America Corp.                                   409,007       21,910,505
Bank of New York Company, Inc.                           68,965        2,431,706
BB&T Corp.                                               48,533        2,124,775
Comerica, Inc.                                           14,659          834,390
Commerce Bancorp, Inc. (a)                               16,854          618,710
Compass Bancshares, Inc.                                 11,693          666,267
Fifth Third Bancorp. (a)                                 50,417        1,919,879
First Horizon National Corp. (a)                         11,201          425,750
Huntington Bancshares, Inc.                              21,466          513,681
KeyCorp                                                  36,446        1,364,538
M&T Bank Corp.                                            7,022          842,359
Marshall & Ilsley Corp.                                  22,981        1,107,225
National City Corp.                                      54,662        2,000,629
North Fork Bancorporation, Inc.                          42,098        1,205,687
Northern Trust Corp.                                     16,936          989,571
Regions Financial Corp.                                  41,087        1,511,591
Sovereign Bancorp, Inc.                                  32,409          697,120
SunTrust Banks, Inc.                                     32,968        2,547,767
US Bancorp                                              160,606        5,335,331
Wachovia Corp.                                          168,620        9,408,996
Wells Fargo Company (c)                                 304,298       11,009,502
Zions Bancorp.                                            9,640          769,368
                                                                  --------------
                                                                      71,134,048
BIOTECHNOLOGY - 1.10%
Amgen, Inc. *                                           105,785        7,566,801
Applera Corp.                                            16,470          545,322
Biogen Idec, Inc. *                                      31,051        1,387,359
Genzyme Corp. *                                          23,621        1,593,709
MedImmune, Inc. * (a)                                    21,638          632,046
Millipore Corp. *                                         4,815          295,159
                                                                  --------------
                                                                      12,020,396
BROADCASTING - 0.75%
CBS Corp., Class B                                       70,547        1,987,309
Clear Channel Communications, Inc.                       44,851        1,293,952

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING (CONTINUED)
News Corp.                                              211,168   $    4,149,451
Univision Communications, Inc., Class A *                22,674          778,625
                                                                  --------------
                                                                       8,209,337
BUILDING MATERIALS & CONSTRUCTION - 0.15%
American Standard Companies, Inc.                        15,769          661,825
Masco Corp.                                              35,977          986,489
                                                                  --------------
                                                                       1,648,314
BUSINESS SERVICES - 1.37%
Affiliated Computer Services, Inc.,
   Class A *                                             10,715          555,680
Automatic Data Processing, Inc.                          50,207        2,376,799
Computer Sciences Corp. *                                15,519          762,293
Convergys Corp. *                                        12,547          259,096
Electronic Data Systems Corp.                            46,777        1,146,972
Equifax, Inc.                                            11,444          420,109
First Data Corp.                                         69,148        2,904,216
Fluor Corp.                                               7,915          608,584
H & R Block, Inc.                                        29,071          632,004
Moody's Corp.                                            21,399        1,399,067
NCR Corp. *                                              16,285          642,932
Paychex, Inc.                                            30,590        1,127,242
Pitney Bowes, Inc.                                       20,020          888,287
R.R. Donnelley & Sons Company                            19,547          644,269
Robert Half International, Inc.                          15,482          525,924
Unisys Corp. *                                           31,067          175,839
                                                                  --------------
                                                                      15,069,313
CABLE AND TELEVISION - 1.50%
Comcast Corp., Class A * (a)                            189,128        6,969,367
E.W. Scripps Company, Class A (a)                         7,531          360,961
Time Warner, Inc.                                       367,534        6,700,145
Viacom, Inc. *                                           64,115        2,383,795
                                                                  --------------
                                                                      16,414,268
CELLULAR COMMUNICATIONS - 0.50%
Motorola, Inc.                                          221,412        5,535,300

CHEMICALS - 1.18%
Air Products & Chemicals, Inc.                           19,912        1,321,559
Ashland, Inc. (a)                                         5,719          364,758
Dow Chemical Company                                     86,696        3,379,410
E.I. Du Pont De Nemours & Company                        83,303        3,568,700
Eastman Chemical Company                                  7,434          401,585
Hercules, Inc. *                                         10,242          161,516
PPG Industries, Inc.                                     14,927        1,001,303
Praxair, Inc.                                            29,132        1,723,449
Rohm & Haas Company                                      12,973          614,272
Sigma-Aldrich Corp.                                       5,998          453,869
                                                                  --------------
                                                                      12,990,421
COAL - 0.05%
CONSOL Energy, Inc.                                      16,570          525,766

COLLEGES & UNIVERSITIES - 0.06%
Apollo Group, Inc., Class A *                            12,647          622,738

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMMERCIAL SERVICES - 0.12%
Western Union Company *                                  69,150   $    1,322,840

COMPUTERS & BUSINESS EQUIPMENT - 4.74%
Apple Computer, Inc. *                                   76,861        5,920,603
Cisco Systems, Inc. *                                   551,680       12,688,640
Dell, Inc. *                                            205,288        4,688,778
EMC Corp. *                                             207,716        2,488,438
Hewlett-Packard Company                                 247,522        9,081,582
International Business Machines Corp.                   137,530       11,269,208
Lexmark International, Inc. *                             9,063          522,573
Network Appliance, Inc. *                                33,655        1,245,571
Parametric Technology Corp. *                            10,090          176,171
SanDisk Corp. *                                          17,709          948,140
Sun Microsystems, Inc. *                                317,135        1,576,161
Xerox Corp. *                                            88,402        1,375,535
                                                                  --------------
                                                                      51,981,400
CONSTRUCTION & MINING EQUIPMENT - 0.11%
National Oilwell, Inc. *                                 15,849          927,959
Rowan Companies, Inc.                                     9,977          315,572
                                                                  --------------
                                                                       1,243,531
CONSTRUCTION MATERIALS - 0.13%
Louisiana-Pacific Corp.                                   9,508          178,465
Sherwin-Williams Company                                 10,184          568,064
Vulcan Materials Company                                  8,720          682,340
                                                                  --------------
                                                                       1,428,869
CONTAINERS & GLASS - 0.13%
Ball Corp.                                                9,417          380,918
Bemis Company, Inc.                                       9,474          311,316
Pactiv Corp. *                                           12,469          354,369
Sealed Air Corp.                                          7,327          396,537
                                                                  --------------
                                                                       1,443,140
COSMETICS & TOILETRIES - 2.35%
Alberto-Culver Company, Class B                           7,053          356,811
Avon Products, Inc.                                      40,457        1,240,411
Colgate-Palmolive Company                                46,669        2,898,145
Estee Lauder Companies, Inc., Class A                    11,675          470,853
International Flavors & Fragrances, Inc.                  7,129          281,881
Kimberly-Clark Corp.                                     41,408        2,706,427
Procter & Gamble Company                                286,935       17,784,231
                                                                  --------------
                                                                      25,738,759
CRUDE PETROLEUM & NATURAL GAS - 1.38%
Apache Corp.                                             29,754        1,880,453
Chesapeake Energy Corp. (a)                              34,195          990,971
Devon Energy Corp.                                       39,858        2,517,033
EOG Resources, Inc.                                      21,925        1,426,221
Marathon Oil Corp.                                       32,368        2,489,099
Occidental Petroleum Corp.                               77,858        3,745,748
Sunoco, Inc.                                             11,785          732,909
XTO Energy, Inc.                                         33,051        1,392,439
                                                                  --------------
                                                                      15,174,873

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL - 0.07%
Murphy Oil Corp. (a)                                     16,885   $      802,882

DRUGS & HEALTH CARE - 0.56%
Wyeth                                                   121,608        6,182,551

ELECTRICAL EQUIPMENT - 0.47%
American Power Conversion Corp.                          15,320          336,427
Cooper Industries, Ltd., Class A                          8,272          704,940
Emerson Electric Company                                 36,844        3,089,738
Molex, Inc.                                              12,780          498,037
Symbol Technologies, Inc.                                22,948          341,007
Tektronix, Inc.                                           7,566          218,884
                                                                  --------------
                                                                       5,189,033
ELECTRICAL UTILITIES - 2.41%
Allegheny Energy, Inc. *                                 14,874          597,488
Ameren Corp.                                             18,604          982,105
American Electric Power Company, Inc.                    35,604        1,294,917
CenterPoint Energy, Inc. (a)                             28,175          403,466
CMS Energy Corp. * (a)                                   20,025          289,161
Consolidated Edison, Inc. (a)                            22,273        1,029,013
Constellation Energy Group, Inc.                         16,236          961,171
Dominion Resources, Inc.                                 31,887        2,439,037
DTE Energy Company                                       16,064          666,817
Edison International                                     29,444        1,226,048
Entergy Corp.                                            18,829        1,472,993
Exelon Corp.                                             60,502        3,662,791
FirstEnergy Corp.                                        29,808        1,665,075
FPL Group, Inc.                                          36,548        1,644,660
PG&E Corp.                                               31,455        1,310,101
Pinnacle West Capital Corp.                               8,990          404,999
PPL Corp.                                                34,430        1,132,747
Public Service Enterprise Group, Inc.                    22,748        1,391,950
TECO Energy, Inc.                                        18,878          295,441
The AES Corp. *                                          59,774        1,218,792
The Southern Company                                     67,081        2,311,611
                                                                  --------------
                                                                      26,400,383
ELECTRONICS - 0.37%
Agilent Technologies, Inc. *                             36,933        1,207,340
Harman International Industries, Inc.                     5,890          491,462
Jabil Circuit, Inc.                                      16,691          476,862
L-3 Communications Holdings, Inc.                        11,118          870,873
Sanmina-SCI Corp. *                                      48,152          180,088
Solectron Corp. *                                        82,650          269,439
Thermo Electron Corp. *                                  14,242          560,138
                                                                  --------------
                                                                       4,056,202
ENERGY - 0.82%
Duke Energy Corp.                                       113,236        3,419,727
Progress Energy, Inc. (a)                                22,895        1,038,975
Sempra Energy                                            23,606        1,186,202
TXU Corp.                                                41,695        2,606,771
Xcel Energy, Inc. (a)                                    36,688          757,607
                                                                  --------------
                                                                       9,009,282

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 8.95%
Ameriprise Financial, Inc. (a)                           22,029   $    1,033,160
Bear Stearns Companies, Inc.                             10,879        1,524,148
Capital One Financial Corp.                              27,665        2,176,129
Charles Schwab Corp.                                     93,455        1,672,845
Chicago Merchantile Exchange Holdings, Inc.               3,215        1,537,574
CIT Group, Inc.                                          17,969          873,833
Citigroup, Inc.                                         446,788       22,191,960
Countrywide Financial Corp.                              55,309        1,938,027
E*TRADE Financial Corp. *                                38,606          923,456
Federal Home Loan Mortgage Corp.                         62,446        4,142,043
Federal National Mortgage Association                    87,470        4,890,448
Federated Investors, Inc., Class B                        8,187          276,803
Fiserv, Inc. *                                           15,745          741,432
Franklin Resources, Inc.                                 15,065        1,593,124
Goldman Sachs Group, Inc.                                39,013        6,599,829
Janus Capital Group, Inc.                                18,677          368,310
JPMorgan Chase & Company                                313,716       14,732,103
Legg Mason, Inc.                                         11,852        1,195,393
Lehman Brothers Holdings, Inc.                           48,548        3,585,755
Mellon Financial Corp.                                   37,182        1,453,816
Merrill Lynch & Company, Inc.                            80,111        6,266,282
Morgan Stanley                                           96,874        7,063,083
PNC Financial Services Group, Inc.                       26,610        1,927,628
SLM Corp.                                                37,055        1,926,119
State Street Corp. (c)                                   29,926        1,867,382
Synovus Financial Corp.                                  29,283          860,042
T. Rowe Price Group, Inc.                                23,648        1,131,557
Washington Mutual, Inc.                                  87,071        3,784,976
                                                                  --------------
                                                                      98,277,257
FOOD & BEVERAGES - 3.09%
Campbell Soup Company (a)                                20,841          760,696
Coca-Cola Enterprises, Inc.                              24,907          518,813
ConAgra Foods, Inc.                                      46,165        1,130,119
Constellation Brands, Inc., Class A *                    19,058          548,489
Dean Foods Company *                                     12,063          506,887
General Mills, Inc.                                      31,884        1,804,634
H.J. Heinz Company                                       29,956        1,256,055
Hershey Company                                          15,872          848,358
Kellogg Company                                          22,586        1,118,459
McCormick & Company, Inc.                                11,915          452,532
Pepsi Bottling Group, Inc.                               12,276          435,798
PepsiCo, Inc.                                           148,993        9,723,283
Sara Lee Corp.                                           68,694        1,103,913
Starbucks Corp. *                                        68,326        2,326,500
Sysco Corp.                                              55,897        1,869,755
The Coca-Cola Company                                   184,169        8,228,671
Tyson Foods, Inc., Class A                               22,770          361,588
William Wrigley Jr. Company                              19,814          912,633
                                                                  --------------
                                                                      33,907,183
FOREST PRODUCTS - 0.13%
Weyerhaeuser Company                                     22,254        1,369,289

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.                                    16,326   $      408,640

GAS & PIPELINE UTILITIES - 0.44%
Dynegy, Inc., Class A *                                  34,181          189,363
El Paso Corp. (a)                                        62,893          857,861
KeySpan Corp.                                            15,817          650,711
Kinder Morgan, Inc.                                       9,682        1,015,158
Nicor, Inc. (a)                                           4,025          172,109
NiSource, Inc.                                           24,653          535,956
Peoples Energy Corp. (a)                                  3,477          141,340
Williams Companies, Inc.                                 53,843        1,285,232
                                                                  --------------
                                                                       4,847,730
HEALTHCARE PRODUCTS - 3.16%
Bausch & Lomb, Inc. (a)                                   4,859          243,582
Baxter International, Inc.                               58,957        2,680,185
Becton, Dickinson & Company                              22,113        1,562,726
Biomet, Inc.                                             22,126          712,236
Boston Scientific Corp. *                               106,452        1,574,425
C.R. Bard, Inc.                                           9,355          701,625
Fisher Scientific International, Inc. *                  11,244          879,731
Johnson & Johnson                                       264,337       17,166,045
Medtronic, Inc.                                         103,867        4,823,583
Patterson Companies, Inc. * (a)                          12,557          422,041
St. Jude Medical, Inc. *                                 31,869        1,124,657
Stryker Corp.                                            26,821        1,330,053
Zimmer Holdings, Inc. *                                  21,937        1,480,747
                                                                  --------------
                                                                      34,701,636
HEALTHCARE SERVICES - 2.24%
Cardinal Health, Inc.                                    36,647        2,409,174
Caremark Rx, Inc.                                        38,580        2,186,329
Coventry Health Care, Inc. *                             14,360          739,827
Express Scripts, Inc. *                                  12,448          939,699
HCA, Inc.                                                38,310        1,911,286
Humana, Inc. *                                           14,917          985,864
IMS Health, Inc.                                         18,210          485,114
Laboratory Corp. of America Holdings *                   11,314          741,859
McKesson Corp.                                           27,051        1,426,129
Medco Health Solutions, Inc. *                           26,563        1,596,702
Quest Diagnostics, Inc.                                  14,609          893,486
UnitedHealth Group, Inc.                                121,729        5,989,067
Wellpoint, Inc. *                                        56,011        4,315,648
                                                                  --------------
                                                                      24,620,184
HOLDINGS COMPANIES/CONGLOMERATES - 3.23%
General Electric Company                                932,930       32,932,429
Loews Corp.                                              41,308        1,565,573
Textron, Inc.                                            11,410          998,375
                                                                  --------------
                                                                      35,496,377
HOMEBUILDERS - 0.24%
Centex Corp.                                             10,711          563,613
D.R. Horton, Inc.                                        24,618          589,601
KB Home (a)                                               7,097          310,848

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOMEBUILDERS (CONTINUED)
Lennar Corp., Class A                                    12,508   $      565,987
Pulte Homes, Inc. (a)                                    19,129          609,450
                                                                  --------------
                                                                       2,639,499
HOTELS & RESTAURANTS - 0.97%
Darden Restaurants, Inc.                                 13,203          560,731
Hilton Hotels Corp.                                      34,864          970,962
Marriott International, Inc., Class A                    31,051        1,199,811
McDonald's Corp.                                        110,824        4,335,435
Starwood Hotels & Resorts Worldwide, Inc.                19,683        1,125,671
Wendy's International, Inc.                              10,634          712,478
Wyndham Worldwide Corp. *                                18,107          506,453
Yum! Brands, Inc.                                        24,466        1,273,455
                                                                  --------------
                                                                      10,684,996
HOUSEHOLD APPLIANCES - 0.10%
Black & Decker Corp.                                      6,692          531,010
Whirlpool Corp. (a)                                       7,069          594,564
                                                                  --------------
                                                                       1,125,574
HOUSEHOLD PRODUCTS - 0.24%
Fortune Brands, Inc.                                     13,630        1,023,749
Newell Rubbermaid, Inc.                                  25,024          708,680
The Clorox Company                                       13,660          860,580
                                                                  --------------
                                                                       2,593,009
INDUSTRIAL MACHINERY - 0.98%
Caterpillar, Inc.                                        59,260        3,899,308
Cummins, Inc.                                             4,750          566,342
Deere & Company                                          20,893        1,753,132
Dover Corp.                                              18,393          872,564
Ingersoll-Rand Company, Class A                          29,076        1,104,306
ITT Corp.                                                16,689          855,645
Pall Corp.                                               11,281          347,568
Parker-Hannifin Corp.                                    10,864          844,459
W.W. Grainger, Inc.                                       6,804          456,004
                                                                  --------------
                                                                      10,699,328
INSURANCE - 4.96%
ACE, Ltd.                                                29,387        1,608,351
Aetna, Inc.                                              49,496        1,957,567
AFLAC, Inc.                                              44,850        2,052,336
Allstate Corp.                                           56,889        3,568,647
Ambac Financial Group, Inc.                               9,572          792,083
American International Group, Inc.                      234,852       15,561,294
Aon Corp.                                                28,419          962,552
Chubb Corp.                                              37,125        1,929,015
CIGNA Corp.                                              10,022        1,165,759
Cincinnati Financial Corp.                               15,654          752,331
Genworth Financial, Inc.                                 41,119        1,439,576
Hartford Financial Services Group, Inc.                  27,495        2,385,191
Lincoln National Corp.                                   25,948        1,610,876
Marsh & McLennan Companies, Inc.                         49,739        1,400,153
MBIA, Inc.                                               12,178          748,216
MetLife, Inc.                                            68,627        3,889,778

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
MGIC Investment Corp.                                     7,633   $      457,751
Principal Financial Group, Inc.                          24,336        1,320,958
Progressive Corp.                                        69,787        1,712,573
Prudential Financial, Inc.                               43,830        3,342,037
SAFECO Corp.                                             10,515          619,649
St. Paul Travelers Companies, Inc.                       62,440        2,927,812
TorchmarK Corp.                                           8,941          564,266
UnumProvident Corp.                                      30,954          600,198
XL Capital, Ltd., Class A                                16,293        1,119,329
                                                                  --------------
                                                                      54,488,298
INTERNATIONAL OIL - 2.50%
Anadarko Petroleum Corp.                                 41,522        1,819,909
ChevronTexaco Corp.                                     198,634       12,883,401
ConocoPhillips                                          148,913        8,864,791
Hess Corp.                                               21,802          903,039
Nabors Industries, Ltd. *                                28,560          849,660
Noble Corp.                                              12,395          795,511
Weatherford International, Ltd. *                        31,269        1,304,543
                                                                  --------------
                                                                      27,420,854
INTERNET RETAIL - 0.36%
Amazon.com, Inc. * (a)                                   28,395          912,047
eBay, Inc. *                                            106,166        3,010,868
                                                                  --------------
                                                                       3,922,915
INTERNET SERVICE PROVIDER - 0.96%
Google, Inc., Class A *                                  19,254        7,738,183
Yahoo!, Inc. *                                          112,336        2,839,854
                                                                  --------------
                                                                      10,578,037
INTERNET SOFTWARE - 0.29%
Juniper Networks, Inc. *                                 51,127          883,474
Symantec Corp. *                                         89,394        1,902,304
VeriSign, Inc. *                                         22,153          447,491
                                                                  --------------
                                                                       3,233,269
LEISURE TIME - 0.55%
Brunswick Corp. (a)                                       8,380          261,372
Carnival Corp.                                           40,214        1,891,264
Electronic Arts, Inc. *                                  27,714        1,543,116
Harrah's Entertainment, Inc.                             16,793        1,115,559
International Game Technology, Inc.                      30,673        1,272,930
                                                                  --------------
                                                                       6,084,241
LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                        11,350          214,856
Waters Corp. *                                            9,258          419,202
                                                                  --------------
                                                                         634,058
LIQUOR - 0.38%
Anheuser-Busch Companies, Inc.                           69,469        3,300,472
Brown Forman Corp., Class B                               7,097          543,985
Molson Coors Brewing Company, Class B                     4,126          284,282
                                                                  --------------
                                                                       4,128,739

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING - 1.85%
3M Company                                               68,070   $    5,065,770
Danaher Corp.                                            21,384        1,468,439
Eaton Corp.                                              13,556          933,331
Harley-Davidson, Inc. (a)                                23,697        1,486,987
Honeywell International, Inc.                            74,008        3,026,927
Illinois Tool Works, Inc.                                37,977        1,705,167
Rockwell Automation, Inc.                                15,900          923,790
Snap-on, Inc.                                             5,246          233,709
Stanley Works                                             7,313          364,553
Tyco International, Ltd.                                182,071        5,096,167
                                                                  --------------
                                                                      20,304,840
MEDICAL-HOSPITALS - 0.11%
Health Management Associates, Inc., Class A              21,714          453,823
Manor Care, Inc. (a)                                      6,657          348,028
Tenet Healthcare Corp. *                                 42,593          346,707
                                                                  --------------
                                                                       1,148,558
METAL & METAL PRODUCTS - 0.14%
Phelps Dodge Corp.                                       18,434        1,561,360
MINING - 0.24%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                           17,754          945,578
Newmont Mining Corp.                                     40,637        1,737,232
                                                                  --------------
                                                                       2,682,810
NEWSPAPERS - 0.05%
Dow Jones & Company, Inc. (a)                             5,873          196,980
The New York Times Company, Class A (a)                  13,057          300,050
                                                                  --------------
                                                                         497,030
OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                      8,531          513,310
Office Depot, Inc. *                                     25,600        1,016,320
OfficeMax, Inc.                                           6,705          273,162
                                                                  --------------
                                                                       1,802,792
PAPER - 0.26%
International Paper Company                              41,083        1,422,704
MeadWestvaco Corp.                                       16,373          434,048
Plum Creek Timber Company, Inc.                          16,196          551,312
Temple-Inland, Inc.                                       9,828          394,103
                                                                  --------------
                                                                       2,802,167
PETROLEUM SERVICES - 4.90%
Baker Hughes, Inc.                                       29,728        2,027,450
BJ Services Company                                      27,035          814,564
Exxon Mobil Corp.                                       537,251       36,049,542
Halliburton Company                                      93,186        2,651,142
Schlumberger, Ltd.                                      107,002        6,637,334
Smith International, Inc.                                18,100          702,280
Transocean, Inc. *                                       28,473        2,085,078
Valero Energy Corp.                                      55,385        2,850,666
                                                                  --------------
                                                                      53,818,056
PHARMACEUTICALS - 4.99%
Abbott Laboratories                                     138,069        6,704,631

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Allergan, Inc.                                           13,628   $    1,534,649
AmerisourceBergen Corp.                                  18,216          823,363
Barr Pharmaceuticals, Inc. *                              9,606          498,936
Bristol-Myers Squibb Company                            177,718        4,428,733
Eli Lilly & Company                                      88,875        5,065,875
Forest Laboratories, Inc. *                              28,735        1,454,278
Gilead Sciences, Inc. *                                  41,285        2,836,279
Hospira, Inc. *                                          14,188          542,975
King Pharmaceuticals, Inc. *                             21,969          374,132
Merck & Company, Inc.                                   196,658        8,239,970
Mylan Laboratories, Inc.                                 19,051          383,497
Pfizer, Inc.                                            658,934       18,687,368
Schering-Plough Corp.                                   133,868        2,957,144
Watson Pharmaceuticals, Inc. *                            9,238          241,758
                                                                  --------------
                                                                      54,773,588
PHOTOGRAPHY - 0.05%
Eastman Kodak Company (a)                                25,959          581,482

PUBLISHING - 0.35%
Gannett Company, Inc.                                    21,361        1,213,946
McGraw-Hill Companies, Inc.                              31,801        1,845,412
Meredith Corp.                                            3,519          173,592
Tribune Company (a)                                      17,229          563,733
                                                                  --------------
                                                                       3,796,683
RAILROADS & EQUIPMENT - 0.68%
Burlington Northern Santa Fe Corp.                       32,711        2,402,296
CSX Corp.                                                40,082        1,315,892
Norfolk Southern Corp.                                   37,397        1,647,338
Union Pacific Corp.                                      24,341        2,142,008
                                                                  --------------
                                                                       7,507,534
REAL ESTATE - 1.07%
Apartment Investment & Management
   Company, Class A, REIT                                 8,799          478,754
Archstone-Smith Trust, REIT                              19,362        1,054,067
Boston Properties, Inc., REIT                            10,329        1,067,399
Equity Office Properties Trust, REIT                     31,641        1,258,046
Equity Residential, REIT                                 26,294        1,329,951
Kimco Realty Corp., REIT (a)                             19,573          839,095
ProLogis, REIT                                           22,151        1,263,936
Public Storage, Inc., REIT                               10,958          942,278
Realogy Corp., REIT *                                    22,633          513,316
Simon Property Group, Inc., REIT                         19,987        1,811,222
Vornado Realty Trust, REIT                               11,014        1,200,526
                                                                  --------------
                                                                      11,758,590
RETAIL GROCERY - 0.37%
Safeway, Inc.                                            40,179        1,219,433
SUPERVALU, Inc.                                          19,125          567,056
The Kroger Company                                       65,294        1,510,903
Whole Foods Market, Inc.                                 12,759          758,267
                                                                  --------------
                                                                       4,055,659

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 4.69%
Bed Bath & Beyond, Inc. *                                25,505   $      975,821
Best Buy Company, Inc.                                   36,742        1,967,901
Big Lots, Inc. *                                          9,838          194,891
Circuit City Stores, Inc.                                12,742          319,952
Costco Wholesale Corp.                                   42,291        2,101,017
CVS Corp.                                                74,232        2,384,332
Dillard's, Inc., Class A (a)                              5,464          178,837
Dollar General Corp. (a)                                 28,192          384,257
Family Dollar Stores, Inc. (a)                           13,703          400,676
Federated Department Stores, Inc.                        49,121        2,122,518
Gap, Inc.                                                48,667          922,240
Home Depot, Inc.                                        186,529        6,765,407
J.C. Penney Company, Inc.                                20,262        1,385,718
Kohl's Corp. *                                           29,587        1,920,788
Limited Brands, Inc.                                     30,696          813,137
Lowe's Companies, Inc.                                  138,080        3,874,525
Nordstrom, Inc.                                          20,640          873,072
RadioShack Corp. (a)                                     12,264          236,695
Sears Holdings Corp. *                                    7,517        1,188,362
Staples, Inc.                                            65,654        1,597,362
Target Corp.                                             77,601        4,287,455
The TJX Companies, Inc.                                  40,622        1,138,635
Tiffany & Company                                        12,485          414,502
Walgreen Company                                         91,094        4,043,663
Wal-Mart Stores, Inc.                                   222,288       10,963,244
                                                                  --------------
                                                                      51,455,007
SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                          22,921          258,320
Ecolab, Inc.                                             16,145          691,329
Waste Management, Inc.                                   48,845        1,791,634
                                                                  --------------
                                                                       2,741,283
SEMICONDUCTORS - 2.75%
Advanced Micro Devices, Inc. *                           43,910        1,091,163
Altera Corp. *                                           32,470          596,799
Analog Devices, Inc.                                     31,887          937,159
Applied Materials, Inc.                                 138,621        2,457,750
Broadcom Corp., Class A *                                42,380        1,285,809
Freescale Semiconductor, Inc., Class B *                 36,661        1,393,485
Intel Corp.                                             521,259       10,722,298
KLA-Tencor Corp.                                         17,992          800,104
Linear Technology Corp.                                  27,224          847,211
LSI Logic Corp. * (a)                                    36,111          296,832
Maxim Integrated Products, Inc.                          28,981          813,497
Micron Technology, Inc. *                                65,960        1,147,704
National Semiconductor Corp.                             26,901          632,980
Novellus Systems, Inc. *                                 11,138          308,077
NVIDIA Corp. *                                           31,857          942,649
PMC-Sierra, Inc. * (a)                                   18,887          112,189
QLogic Corp. *                                           14,399          272,141
Teradyne, Inc. *                                         17,804          234,301
Texas Instruments, Inc.                                 138,501        4,605,158

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Xilinx, Inc.                                             30,715   $      674,194
                                                                  --------------
                                                                      30,171,500
SOFTWARE - 3.10%
Adobe Systems, Inc. *                                    52,341        1,960,171
Autodesk, Inc. *                                         20,939          728,258
BMC Software, Inc. *                                     18,523          504,196
CA, Inc. (a)                                             40,016          947,979
Citrix Systems, Inc. *                                   16,611          601,484
Compuware Corp. *                                        33,665          262,250
Intuit, Inc. *                                           30,879          990,907
Microsoft Corp.                                         780,550       21,332,432
Novell, Inc. *                                           30,637          187,499
Oracle Corp. *                                          364,512        6,466,443
                                                                  --------------
                                                                      33,981,619
STEEL - 0.24%
Allegheny Technologies, Inc. (a)                          9,091          565,369
Nucor Corp.                                              27,863        1,378,940
United States Steel Corp.                                11,122          641,517
                                                                  --------------
                                                                       2,585,826
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.17%
ADC Telecommunications, Inc. * (a)                       10,594          158,910
Avaya, Inc. *                                            41,297          472,438
Ciena Corp. *                                             7,630          207,917
Citizens Communications Company                          28,994          407,076
Comverse Technology, Inc. *                              18,255          391,387
Corning, Inc. *                                         140,958        3,440,785
Embarq Corp.                                             13,476          651,834
JDS Uniphase Corp. * (a)                                152,263          333,456
Lucent Technologies, Inc. *                             405,043          947,800
QUALCOMM, Inc.                                          149,283        5,426,437
Tellabs, Inc. *                                          40,459          443,431
                                                                  --------------
                                                                      12,881,471
TELEPHONE - 3.37%
ALLTEL Corp.                                             35,077        1,946,774
AT&T, Inc.                                              351,015       11,429,048
BellSouth Corp.                                         164,095        7,015,061
CenturyTel, Inc.                                         10,520          417,328
Qwest Communications International,
   Inc. * (a)                                           144,629        1,261,165
Sprint Nextel Corp.                                     269,976        4,630,088
Verizon Communications, Inc.                            261,960        9,726,575
Windstream Corp. *                                       42,845          565,126
                                                                  --------------
                                                                      36,991,165
TIRES & RUBBER - 0.02%
Goodyear Tire & Rubber Company * (a)                     16,024          232,348

TOBACCO - 1.48%
Altria Group, Inc.                                      189,187       14,482,265
Reynolds American, Inc. (a)                              15,491          959,977
UST, Inc. (a)                                            14,534          796,899
                                                                  --------------
                                                                      16,239,141

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                             14,783   $      336,313
Mattel, Inc.                                             34,161          672,972
                                                                  --------------
                                                                       1,009,285
TRAVEL SERVICES - 0.59%
American Express Company                                109,788        6,156,911
Sabre Holdings Corp.                                     11,911          278,598
                                                                  --------------
                                                                       6,435,509
TRUCKING & FREIGHT - 0.95%
Fedex Corp.                                              27,691        3,009,458
Navistar International Corp. *                            5,575          143,947
Ryder Systems, Inc.                                       5,601          289,460
United Parcel Service, Inc., Class B                     97,692        7,027,962
                                                                  --------------
                                                                      10,470,827
                                                                  --------------
TOTAL COMMON STOCKS (Cost $945,031,223)                           $1,088,056,372
                                                                  --------------
SHORT TERM INVESTMENTS - 3.77%
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                          $    8,220,000   $    8,218,776
State Street Navigator Securities Lending
   Prime Portfolio (c)                               31,586,098       31,586,098
U.S. Treasury Bills
   zero coupon due 11/02/2006                         1,600,000        1,592,939
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $41,397,813)                                                $   41,397,813
                                                                  --------------
TOTAL INVESTMENTS (500 INDEX TRUST B)
   (COST $986,429,036) - 102.90%                                  $1,129,454,185

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.90)%                                                           (31,884,060)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,097,570,125
                                                                  ==============

ACTIVE BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 0.00%

FOOD & BEVERAGES - 0.00%
R.A.B. Holdings, Inc. *                                      16   $           16
                                                                  --------------
TOTAL COMMON STOCKS (Cost $87,223)                                $           16
                                                                  --------------
PREFERRED STOCKS - 0.06%

FOOD & BEVERAGES - 0.06%
Ocean Spray Cranberries, Inc. *                          16,800        1,363,426
R.A.B. Holdings, Inc. *                                       7            1,050
                                                                  --------------
                                                                       1,364,476
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,415,760)                          $    1,364,476
                                                                  --------------

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
WARRANTS - 0.00%

LEISURE TIME - 0.00%
Sunterra Corp.
   (Expiration date 07/26/2007; strike price
       $20.00)                                              152   $           99
                                                                  --------------
TOTAL WARRANTS (Cost $0)                                          $           99
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 10.44%

U.S. TREASURY BONDS - 1.76%
   4.50% due 02/15/2036                          $   25,004,000       23,958,908
   6.25% due 08/15/2023 (a)                           1,705,000        1,979,532
   6.875% due 08/15/2025 (a)                         13,565,000       16,948,830
                                                                  --------------
                                                                      42,887,270
U.S. TREASURY NOTES - 8.68%
   3.875% due 02/15/2013 (a)                            945,000          907,680
   4.25% due 11/15/2013                              37,195,000       36,382,810
   4.75% due 08/31/2011                              91,380,000       91,479,970
   4.875% due 08/15/2016                             59,131,000       60,248,931
   4.875% due 08/31/2008 to 08/15/2009 (a)           22,775,000       22,882,640
                                                                  --------------
                                                                     211,902,031
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $252,971,187)                                               $  254,789,301
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.61%

FEDERAL HOME LOAN BANK - 0.33%
   5.80% due 09/02/2008                               6,865,000        6,948,671
   5.125% due 11/01/2010                              1,115,000        1,114,652
                                                                  --------------
                                                                       8,063,323
FEDERAL HOME LOAN MORTGAGE CORP. - 2.71%
   3.625% due 09/15/2008                              5,882,000        5,735,150
   3.952% due 06/01/2034                              6,713,869        6,538,121
   5.00% due 10/18/2010 to 07/01/2035                 9,394,491        9,178,470
   5.168% due 11/01/2035                              6,199,404        6,094,443
   5.287% due 12/01/2035                              5,994,500        5,913,295
   5.50% due 03/01/2036                              21,657,872       21,360,076
   5.875% due 03/21/2011                              4,049,000        4,174,641
   6.00% due 01/01/2036                               6,998,728        7,037,176
                                                                  --------------
                                                                      66,031,372
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 25.70%
   2.50% due 06/15/2008                               1,961,000        1,882,107
   3.25% due 08/15/2008                               1,961,000        1,900,909
   3.766% due 07/01/2033 (b)                            360,987          354,437
   4.375% due 03/15/2013                              1,030,000          997,348
   4.50% TBA **                                      38,160,000       36,812,494
   4.919% due 08/01/2034                              5,770,566        5,724,550
   5.00% due 05/01/2018 to 04/01/2036                43,194,903       42,161,854
   5.00% TBA **                                     139,900,000      135,381,798
   5.50% due 03/15/2011 to 05/01/2036                98,788,558       97,863,142
   5.50% TBA **                                      82,900,000       81,899,437
   6.00% due 05/15/2008 to 09/01/2036                93,629,804       94,107,992
   6.00% TBA **                                      78,485,000       78,972,394
   6.50% due 02/01/2036 to 06/01/2036                38,177,426       38,878,442
   6.625% due 09/15/2009                              2,314,000        2,421,680

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (CONTINUED)
   7.00% due 09/01/2010 to 10/25/2041            $    7,115,270   $    7,296,828
   7.50% due 09/01/2029 to 08/01/2031                   400,733          415,080
                                                                  --------------
                                                                     627,070,492
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 0.67%
   5.00% due 04/15/2035                               6,423,359        6,242,040
   5.50% due 03/15/2035                               6,204,715        6,163,920
   6.00% due 03/15/2033 to 06/15/2033                 2,867,330        2,906,034
   6.50% due 09/15/2028 to 08/15/2031                   621,261          638,787
   7.00% due 04/15/2029                                 159,232          164,500
   8.00% due 10/15/2026 to 05/15/2029                   217,249          230,322
                                                                  --------------
                                                                      16,345,603
THE FINANCING CORP. - 0.20%
   9.40% due 02/08/2018                                 420,000          575,245
   10.35% due 08/03/2018                              2,950,000        4,315,233
                                                                  --------------
                                                                       4,890,478
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $720,188,036)                                               $  722,401,268
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.81%

ARGENTINA - 0.14%
Republic of Argentina
   zero coupon, Step up to 1.18% on
      03/31/2009 due 12/31/2038 (b)            ARS    8,797,621        1,411,247
   0.275% due 12/15/2035 (b)                         19,532,033          572,529
   5.83% due 12/31/2033 (b)                           3,617,497        1,466,458
                                                                  --------------
                                                                       3,450,234
CANADA - 0.01%
Government of Canada
   5.50% due 06/01/2010                        CAD      270,000          255,282

CHILE - 0.05%
Republic of Chile
   5.90% due 01/28/2008 (b)                      $    1,177,000        1,179,354

COLOMBIA - 0.06%
Republic of Colombia
   10.00% due 01/23/2012                              1,005,000        1,171,327
   11.75% due 03/01/2010                       COP  804,000,000          360,444
                                                                  --------------
                                                                       1,531,771
DENMARK - 0.01%
Kingdom of Denmark
   6.00% due 11/15/2009                        DKK    1,200,000          218,203

GERMANY - 0.17%
Federal Republic of Germany
   5.25% due 01/04/2011                        EUR    1,275,000        1,719,612
   5.25% due 01/04/2008                                 875,000        1,131,849
   6.25% due 01/04/2030                                 725,000        1,240,984
                                                                  --------------
                                                                       4,092,445
INDONESIA - 0.05%
Republic of Indonesia
   7.50% due 01/15/2016 (a)                      $    1,200,000        1,281,000

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

JAPAN - 0.08%
Government of Japan
   0.90% due 12/22/2008                        JPY   29,450,000   $      250,812
   1.50% due 09/20/2014                              68,650,000          581,680
   1.80% due 03/22/2010                             132,350,000        1,156,013
                                                                  --------------
                                                                       1,988,505
MEXICO - 0.09%
Government of Mexico
   8.00% due 12/07/2023                        MXN   11,861,100        1,031,278
   8.00% due 12/19/2013                               8,332,200          748,506
   9.875% due 02/01/2010                         $      290,000          330,890
                                                                  --------------
                                                                       2,110,674
PANAMA - 0.02%
Republic of Panama
   8.875% due 09/30/2027                                344,000          425,700
   9.375% due 07/23/2012                                148,000          173,382
                                                                  --------------
                                                                         599,082
PERU - 0.02%
Republic of Peru
   9.125% due 02/21/2012                                197,000          226,057
   9.875% due 02/06/2015                                148,000          183,150
                                                                  --------------
                                                                         409,207
PHILIPPINES - 0.01%
Republic of Philippines
9.125% due 02/22/2010                          EUR      148,000          210,761

SWEDEN - 0.02%
Kingdom of Sweden
   5.00% due 01/28/2009                        SEK    1,570,000          222,022
   5.25% due 03/15/2011                               1,720,000          251,255
                                                                  --------------
                                                                         473,277
TURKEY - 0.03%
Republic of Turkey
   20.00% due 10/17/2007                       TRY    1,180,200          844,447

UKRAINE - 0.02%
Republic of Ukraine
   7.65% due 06/11/2013                          $      500,000          527,950

UNITED KINGDOM - 0.03%
Government of United Kingdom
   6.00% due 12/07/2028                        GBP       85,000          198,600
   7.25% due 12/07/2007                                  95,000          182,402
   8.00% due 12/07/2015                                 125,000          294,052
                                                                  --------------
                                                                         675,054
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $18,288,390)                                                $   19,847,246
                                                                  --------------
CORPORATE BONDS - 28.52%

AEROSPACE - 0.14%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                         $    2,257,650        2,374,709
   7.156% due 12/15/2011                              1,090,854        1,132,710
                                                                  --------------
                                                                       3,507,419

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AIR TRAVEL - 0.08%
Continental Airlines Inc., Series 01-1
   7.033% due 06/15/2011                         $      354,692   $      346,711
Continental Airlines Inc., Series 991A
   6.545% due 02/02/2019                                587,798          597,963
Continental Airlines, Inc., Series 00-2
   8.307% due 04/02/2018                                848,691          823,231
Delta Air Lines, Inc.
   8.00% due 12/15/2007                                 246,000           68,265
                                                                  --------------
                                                                       1,836,170

AMUSEMENT & THEME PARKS - 0.03%
HRP Myrtle Beach Operations LLC
   9.8181% due 04/01/2012 (b)                           705,000          703,238

AUTO PARTS - 0.00%
Delphi Trust II
   6.197% due 11/15/2033 (b)                            118,000           70,800

AUTO SERVICES - 0.04%
Erac USA Finance Company
   6.70% due 06/01/2034                                 295,000          310,991
   7.95% due 12/15/2009                                 510,000          547,338
                                                                  --------------
                                                                         858,329
AUTOMOBILES - 0.15%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                               1,716,000        1,675,689
   5.875% due 03/15/2011                              1,885,000        1,887,477
                                                                  --------------
                                                                       3,563,166
BANKING - 2.13%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                    EUR       99,000          141,797
BAC Capital Trust XI
   6.625% due 05/23/2036                         $    3,000,000        3,164,922
Banco Santander Chile
   5.375% due 12/09/2014                                295,000          290,419
   5.74% due 12/09/2009 (b)                             912,000          914,280
Bank of Ireland
   6.45% due 02/10/2010                        EUR       99,000          135,292
BankAmerica Institutional Capital B
   7.70% due 12/31/2026                          $      645,000          671,260
BNP Paribas Capital Trust
   9.003% due 12/29/2049 (b)                          1,915,000        2,156,342
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                          3,085,000        2,957,861
DBS Bank, Ltd.
   7.125% due 05/15/2011                                450,000          482,450
HBOS PLC
   3.125% due 01/12/2007                                858,000          852,608
   5.375% due 11/29/2049 (b)                          1,128,000        1,107,948
   6.413% due 09/29/2049 (b)                          2,555,000        2,465,958
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                             265,000          254,818
Kazkommerts International BV
   8.50% due 04/16/2013                                 350,000          366,457
Landsbanki Islands HF
   6.10% due 08/25/2011                               1,635,000        1,652,120
   6.10% due 08/25/2009 (b)                           2,730,000        2,730,000

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
MBNA America Bank
   5.375% due 01/15/2008                         $      875,000   $      875,031
NB Capital Trust IV
   8.25% due 04/15/2027                               2,039,000        2,139,133
Rabobank Capital Funding II
   5.26% due 12/29/2049 (b)                           4,225,000        4,134,855
RBS Capital Trust IV
   6.1669% due 09/29/2049 (b)                           897,000          900,369
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)                          3,160,000        3,685,382
Sovereign Capital Trust I
   9.00% due 04/01/2027                               1,925,000        2,017,100
TuranAlem Finance BV
   7.875% due 06/02/2010                                638,000          648,004
   8.50% due 02/10/2015                                 600,000          608,580
USB Capital IX
   6.189% due 04/15/2042 (b)                          2,480,000        2,508,160
Wachovia Capital Trust II
   6.0069% due 01/15/2027 (b)                         2,015,000        1,931,857
Wachovia Capital Trust III
   5.80% due 03/15/2042 (b)                           3,300,000        3,308,956
Washington Mutual Bank FA
   5.65% due 08/15/2014                                 500,000          500,982
   6.1569% due 01/15/2015 (b)                         1,070,000        1,082,260
Washington Mutual Bank, Series BKNT
   6.75% due 05/20/2036                               2,140,000        2,298,525
Washington Mutual Preferred
   Funding Delaware
   6.534% due 03/29/2049 (a)(b)                       1,000,000          982,400
Washington Mutual, Inc.
   4.20% due 01/15/2010                               1,118,000        1,082,508
   5.625% due 01/15/2007                              1,593,000        1,593,742
   5.6869% due 03/22/2012 (b)                           353,000          352,035
Wells Fargo Company
   3.50% due 04/04/2008                                 981,000          957,679
                                                                  --------------
                                                                      51,952,090
BROADCASTING - 0.56%
Clear Channel Communications, Inc.
   5.50% due 09/15/2014                               1,245,000        1,156,717
   6.00% due 11/01/2006 (a)                             491,000          491,121
   7.65% due 09/15/2010                                 736,000          776,002
News America Holdings, Inc.
   6.75% due 01/09/2038 (a)                             108,000          111,885
   7.75% due 12/01/2045                                 491,000          547,490
   8.25% due 08/10/2018                               1,995,000        2,348,021
Viacom, Inc.
   6.25% due 04/30/2016                               1,570,000        1,556,225
   6.625% due 05/15/2011                              3,115,000        3,236,600
   6.875% due 04/30/2036                              2,000,000        1,977,176
XM Satellite Radio, Inc.
   9.75% due 05/01/2014                               1,595,000        1,523,225
                                                                  --------------
                                                                      13,724,462
BUILDING MATERIALS & CONSTRUCTION - 0.18%
CRH America, Inc.
   6.00% due 09/30/2016                               4,275,000        4,280,998

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES - 0.15%
Electronic Data Systems Corp.
   7.125% due 10/15/2009                         $      148,000   $      154,798
Xerox Corp.
   6.75% due 02/01/2017                               3,480,000        3,532,200
                                                                  --------------
                                                                       3,686,998
CABLE AND TELEVISION - 0.97%
Comcast Corp.
   5.90% due 03/15/2016                               2,420,000        2,421,116
   6.50% due 11/15/2035                               1,500,000        1,510,447
Comcast Corp., Class A
   5.30% due 01/15/2014                                 981,000          955,345
   7.05% due 03/15/2033                                 549,000          587,885
Cox Communications, Inc.
   4.625% due 01/15/2010                              1,103,000        1,072,897
   5.45% due 12/15/2014                                 922,000          890,609
   6.75% due 03/15/2011                                 491,000          511,372
   7.125% due 10/01/2012                              1,745,000        1,859,690
   7.75% due 11/01/2010                                 368,000          397,143
Shaw Communications, Inc.
   8.25% due 04/11/2010                               1,605,000        1,693,275
TCI Communications, Inc.
   9.80% due 02/01/2012                               1,575,000        1,860,352
Time Warner Companies, Inc.
   7.57% due 02/01/2024                               1,716,000        1,857,117
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                              1,520,000        1,792,682
   8.375% due 03/15/2023                              1,630,000        1,882,443
Time Warner, Inc.
   6.15% due 05/01/2007                                 687,000          689,692
   6.75% due 04/15/2011                               3,115,000        3,257,919
   7.625% due 04/15/2031                                451,000          498,206
                                                                  --------------
                                                                      23,738,190
CELLULAR COMMUNICATIONS - 0.36%
America Movil S.A. de CV
   5.75% due 01/15/2015                               1,495,000        1,472,357
American Tower Corp.
   7.50% due 05/01/2012 (a)                             638,000          655,545
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                573,000          627,488
   8.75% due 03/01/2031                                 471,000          602,127
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                              1,200,000        1,350,695
Nextel Communications, Inc.
   7.375% due 08/01/2015                                148,000          152,697
Nextel Partners, Inc.
   8.125% due 07/01/2011                              2,200,000        2,310,000
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                422,000          476,860
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                              1,103,000        1,102,606
                                                                  --------------
                                                                       8,750,375
CHEMICALS - 0.17%
Cytec Industries, Inc.
   6.75% due 03/15/2008                                 677,000          685,114

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
ICI Wilmington, Inc.
   4.375% due 12/01/2008                         $      912,000   $      891,342
Lyondell Chemical Company
   10.875% due 05/01/2009                             1,150,000        1,175,875
Nova Chemicals Ltd.
   7.875% due 09/15/2025                              1,470,000        1,334,025
                                                                  --------------
                                                                       4,086,356
COMPUTERS & BUSINESS EQUIPMENT - 0.10%
Cisco Systems, Inc.
   5.50% due 02/22/2016                               2,490,000        2,509,803

CONSTRUCTION & MINING EQUIPMENT - 0.10%
Kennametal, Inc.
   7.20% due 06/15/2012                               2,205,000        2,337,820

CONTAINERS & GLASS - 0.07%
BWAY Corp.
   10.00% due 10/15/2010                              1,665,000        1,746,169

CRUDE PETROLEUM & NATURAL GAS - 0.01%
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                 206,000          215,246

DIVERSIFIED FINANCIAL SERVICES - 0.13%
Ford Motor Credit Company
   9.75% due 09/15/2010                               2,683,000        2,770,128
Tate & Lyle International Finance PLC,
   Series 144A
   5.00% due 11/15/2014                                 417,000          393,485
                                                                  --------------
                                                                       3,163,613
DOMESTIC OIL - 0.19%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                295,000          313,939
Enterprise Products Operating LP
   6.375% due 02/01/2013                              3,605,000        3,701,520
Hess Corp.
   7.30% due 08/15/2031                                 601,000          676,745
                                                                  --------------
                                                                       4,692,204
DRUGS & HEALTH CARE - 0.03%
Allegiance Corp.
   7.00% due 10/15/2026                                 255,000          271,532
Wyeth
   4.375% due 03/01/2008                                540,000          533,003
                                                                  --------------
                                                                         804,535
ELECTRICAL EQUIPMENT - 0.07%
Ametek, Inc.
   7.20% due 07/15/2008                               1,565,000        1,604,167

ELECTRICAL UTILITIES - 3.07%
AES Eastern Energy LP, Series 99-A
   9.00% due 01/02/2017                               2,586,459        2,838,639
AES Gener SA
   7.50% due 03/25/2014 (a)                             906,000          940,891
American Electric Power Company, Inc.
   5.25% due 06/01/2015                                 540,000          525,218
Appalachian Power Company
   5.80% due 10/01/2035                               1,961,000        1,851,998
Arizona Public Service Company
   5.50% due 09/01/2035                               1,118,000          986,685

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                          $    2,545,000   $    2,876,970
BVPS II Funding Corp.
   8.89% due 06/01/2017                                 969,000        1,109,699
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                                 535,000          594,610
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                              1,765,000        1,964,502
Constellation Energy Group Inc.
   7.60% due 04/01/2032                               1,850,000        2,178,033
CSFB (Empresa Electrica Guacolda SA)
   8.625% due 04/30/2013                                663,600          726,401
Dominion Resources, Inc.
   5.70% due 09/17/2012 (a)                             368,000          370,217
   6.30% due 09/30/2066 (b)                           5,220,000        5,209,153
   7.50% due 06/30/2066 (b)                           1,680,000        1,764,581
Electricidad De Caracas Finance BV
   10.25% due 10/15/2014                                200,000          210,000
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                                 995,000        1,116,381
   8.50% due 04/01/2009                                 412,000          438,649
Enersis SA
   7.375% due 01/15/2014                                633,000          672,806
Entergy (Waterford 3 Funding)
   8.09% due 01/02/2017                               2,690,111        2,774,069
FirstEnergy Corp.
   6.45% due 11/15/2011                                 481,000          501,768
   7.375% due 11/15/2031                              1,299,000        1,501,832
HQI Transelec Chile SA
   7.875% due 04/15/2011                              1,705,000        1,812,877
Ipalco Enterprises, Inc.
   8.625% due 11/14/2011                              1,655,000        1,774,988
Jersey Central Power & Light
   6.40% due 05/15/2036                               2,000,000        2,091,190
Monterrey Power SA De CV
   9.625% due 11/15/2009                                676,740          757,949
National Grid PLC
   6.30% due 08/01/2016                               3,995,000        4,144,729
Nevada Power Company
   6.50% due 05/15/2018                               3,925,000        4,079,472
   6.65% due 04/01/2036                               2,330,000        2,408,060
Pacific Gas & Electric Company
   4.20% due 03/01/2011                               2,329,000        2,233,860
   4.80% due 03/01/2014                                 598,000          575,489
   6.05% due 03/01/2034                               2,636,000        2,651,320
PNPP II Funding Corp.
   9.12% due 05/30/2016                                 913,000        1,022,333
PSEG Power LLC
   5.00% due 04/01/2014                                 736,000          701,357
   8.625% due 04/15/2031 (a)                            736,000          954,297
Scottish Power PLC
   4.91% due 03/15/2010                               1,265,000        1,244,182
System Energy Resources, Inc.
   5.129% due 01/15/2014                              2,474,951        2,420,725
Tampa Electric Company
   6.55% due 05/15/2036                               2,000,000        2,140,870

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Texas-New Mexico Power Company
   6.125% due 06/01/2008                         $    2,190,000   $    2,210,060
TransAlta Corp.
   5.75% due 12/15/2013                               2,455,000        2,450,043
TXU Corp., Series R
   6.55% due 11/15/2034                               6,175,000        5,816,072
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                 344,000          336,493
Virginia Electric and Power Company
   6.00% due 01/15/2036                               2,000,000        1,982,330
                                                                  --------------
                                                                      74,961,798
ELECTRONICS - 0.04%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                853,000          860,688

ENERGY - 0.78%
DTE Energy Company
   6.35% due 06/01/2016                               2,000,000        2,061,932
Duke Capital LLC
   6.25% due 02/15/2013                               2,235,000        2,296,556
   6.75% due 02/15/2032 (a)                             589,000          624,316
Enterprise Products Operating LP
   4.95% due 06/01/2010                                 535,000          523,314
Enterprise Products Operating LP, Series B
   5.00% due 03/01/2015 (a)                             574,000          538,299
   6.875% due 03/01/2033                                471,000          484,660
GS Caltex Corp.
   5.50% due 08/25/2014                                 471,000          465,255
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                 574,000          575,540
KN Capital Trust I, Series B
   8.56% due 04/15/2027                                 685,000          687,865
Nexen, Inc.
   5.875% due 03/10/2035                                598,000          570,154
Northern Border Pipeline Company
   6.25% due 05/01/2007                                 598,000          600,577
Progress Energy, Inc.
   5.625% due 01/15/2016 (a)                          2,000,000        1,998,664
Salton Sea Funding Corp., Series E
   8.30% due 05/30/2011                               1,092,265        1,155,102
Salton Sea Funding Corp., Series F
   7.475% due 11/30/2018                              1,563,664        1,645,613
Sempra Energy
   4.75% due 05/15/2009                                 437,000          431,316
TXU Energy Company, LLC
   7.00% due 03/15/2013                               4,170,000        4,378,033
                                                                  --------------
                                                                      19,037,196
FINANCIAL SERVICES - 5.60%
American Express Company
   6.80% due 09/01/2066                               1,740,000        1,836,998
American General Finance Corp., Series MTNI
   4.875% due 07/15/2012                              2,715,000        2,640,875
Aries Vermogensverwaltung GmbH, Series REGS
   9.60% due 10/25/2014                                 750,000          968,925
Astoria Depositor Corp.
   8.144% due 05/01/2021                              2,630,000        2,885,478

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
AXA Financial, Inc.
   7.75% due 08/01/2010                          $      533,000   $      577,928
Bank of New York Institutional Capital
   Trust A
   7.78% due 12/01/2026                               2,865,000        2,984,660
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                 981,000          995,065
Bosphorus Financial Services Ltd
   7.205% due 02/15/2012 (b)                          2,135,000        2,119,694
Capital One Capital III
   7.686% due 08/15/2036                              2,890,000        3,079,272
Capital One Financial Corp.
   6.15% due 09/01/2016                               3,645,000        3,688,241
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                 520,000          512,053
CIT Group, Inc.
   5.60% due 04/27/2011                               2,035,000        2,054,070
   5.63% due 05/18/2007 (b)                             437,000          437,690
Citigroup, Inc.
   5.00% due 09/15/2014                                 912,000          888,540
   5.625% due 08/27/2012                                981,000          998,851
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                                 545,000          504,460
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/2008                                443,000          439,771
   6.50% due 01/15/2012                                 491,000          517,277
Dresdner Bank-New York
   7.25% due 09/15/2015                                 589,000          662,019
E*Trade Financial Corp.
   7.375% due 09/15/2013                              1,440,000        1,472,400
ERP Operating LP
   4.75% due 06/15/2009                                 687,000          677,354
ESI Tractebel Acquisition Corp., Series B
   7.99% due 12/30/2011                               2,315,000        2,381,556
FleetBoston Financial Corp.
   4.875% due 12/01/2006                                701,000          700,399
Ford Motor Credit Company
   9.875% due 08/10/2011                                940,000          972,723
FPL Group Capital, Inc.
   6.35% due 10/01/2066 (b)                           1,810,000        1,832,268
Fund American Companies, Inc.
   5.875% due 05/15/2013                                709,000          700,792
General Electric Capital Corp.
   5.45% due 01/15/2013                               3,064,000        3,101,418
General Motors Acceptance Corp.
   6.75% due 12/01/2014                               1,730,000        1,688,921
   6.875% due 09/15/2011                              1,598,000        1,589,534
   7.75% due 01/19/2010                               2,128,000        2,180,442
Goldman Sachs Group, Inc.
   5.25% due 04/01/2013                               1,226,000        1,212,716
   5.75% due 10/01/2016                               1,500,000        1,514,036
Hartford Financial Services Group, Inc.
   5.95% due 10/15/2036                               1,365,000        1,315,860
Household Finance Corp.
   6.375% due 10/15/2011                              1,085,000        1,134,077
   6.40% due 06/17/2008                               1,838,000        1,872,760

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                     $    1,900,000   $    1,899,559
HSBC Finance Corp.
   4.625% due 01/15/2008                                687,000          682,267
   6.75% due 05/15/2011                               2,700,000        2,861,460
HSBC USA, Inc.
   4.625% due 04/01/2014 (a)                          2,350,000        2,239,808
Humpuss Funding Corp.
   7.72% due 12/15/2009                                 503,699          498,662
HVB Funding Trust III
   9.00% due 10/22/2031                                 500,000          638,964
International Lease Finance Corp.
   3.50% due 04/01/2009                                 677,000          649,212
   4.55% due 10/15/2009                                 393,000          385,153
   4.75% due 07/01/2009                               1,530,000        1,509,642
   5.00% due 04/15/2010                                 549,000          541,402
   5.875% due 05/01/2013                                785,000          805,688
International Lease Finance Corp., Series P
   5.9069% due 01/15/2010 (b)                           652,000          656,702
Jefferies Group, Inc.
   6.25% due 01/15/2036                               1,700,000        1,640,148
John Deere Capital Corp., Series D
   4.125% due 01/15/2010                              1,961,000        1,898,591
JP Morgan Chase Capital XX
   6.55% due 09/29/2036                               6,560,000        6,616,016
JPMorgan Chase & Company
   5.35% due 03/01/2007                                 491,000          490,830
   6.75% due 02/01/2011                                 922,000          975,043
JSG Funding PLC
   9.625% due 10/01/2012                              1,605,000        1,693,275
Kaupthing Bank Hf
   6.07% due 01/15/2010 (b)                           2,000,000        2,000,600
Lehman Brothers Holdings, Inc., Series N
   4.25% due 01/27/2010                               4,245,000        4,121,755
MBNA Capital, Series B
   6.2888% due 02/01/2027 (b)                         1,157,000        1,151,729
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                               1,880,000        1,941,067
Metallurg Holdings, Inc.
   10.50% due 10/01/2010                              1,955,000        1,935,450
Mizuho Financial Group (Cayman), Ltd.
   8.375% due 12/29/2049                              2,180,000        2,309,492
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                           1,740,000        1,863,613
Morgan Stanley
   4.25% due 05/15/2010                               1,633,000        1,579,144
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                          2,485,000        2,505,156
Nelnet, Inc.
   7.40% due 09/29/2036 (b)                           2,290,000        2,283,251
Nisource Finance Corp.
   5.25% due 09/15/2017                               3,440,000        3,209,706
   6.15% due 03/01/2013                                 977,000          990,754
   7.875% due 11/15/2010                                814,000          878,078
Nissan Motor Acceptance Corp.
   5.625% due 03/14/2011                              2,150,000        2,159,168

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                          $    1,451,000   $    1,417,929
Popular North America, Inc.
   4.70% due 06/30/2009                                 598,000          586,390
Popular North America, Inc., Series E
   6.125% due 10/15/2006                                716,000          716,131
Reliastar Financial Corp.
   6.50% due 11/15/2008                                 716,000          733,161
Residential Capital Corp.
   6.00% due 02/22/2011                               2,100,000        2,097,438
   6.6925% due 11/21/2008 (b)                         3,500,000        3,538,363
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
      06/30/2008 due 12/29/2049 (b)                     340,000          361,311
Skandinaviska Enskilda Banken AB
   5.471% due 03/29/2049 (b)                          2,100,000        2,009,135
SLM Corp., Series A
   5.00% due 04/15/2015 (a)                           1,348,000        1,298,867
St. George Funding Company LLC
   zero coupon, Step up to 8.985% on
      06/30/2017 due 12/31/2049                       3,230,000        3,406,723
State Street Institutional Capital A
   7.94% due 12/30/2026 (c)                             845,000          881,942
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                              2,383,000        2,310,311
Trinity Industries Leasing Companies
   7.755% due 02/15/2009                              1,701,963        1,706,218
Ucar Finance, Inc.
   10.25% due 02/15/2012                              1,495,000        1,569,750
Waddell & Reed Financial, Inc.
   5.60% due 01/15/2011                               1,600,000        1,586,890
Western Union Company
   5.93% due 10/01/2016                               3,000,000        3,024,690
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                721,000          695,336
                                                                  --------------
                                                                     136,691,093

FOOD & BEVERAGES - 0.36%
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
      11/01/2008 due 11/01/2011                       2,150,000        1,870,500
Kellogg Company, Series B
   6.60% due 04/01/2011                                 481,000          506,093
Kraft Foods, Inc.
   5.625% due 11/01/2011                                966,000          975,993
Nabisco, Inc.
   7.05% due 07/15/2007                                 412,000          415,730
   7.55% due 06/15/2015                               1,471,000        1,672,709
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                 675,000          698,625
Smithfield Foods., Inc.
   7.00% due 08/01/2011                                 897,000          903,728
Tyson Foods, Inc.
   6.60% due 04/01/2016                               1,755,000        1,807,043
                                                                  --------------
                                                                       8,850,421

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FOREST PRODUCTS - 0.01%
Weyerhaeuser Company
   6.125% due 03/15/2007                         $      258,000   $      258,287

GAS & PIPELINE UTILITIES - 0.72%
CenterPoint Energy Resources Corp.
   6.15% due 05/01/2016                               2,870,000        2,931,648
Dynegy-Roseton Danskammer
   7.67% due 11/08/2016                               1,155,000        1,178,100
Energy Transfer Partners LP
   5.95% due 02/01/2015                               2,290,000        2,285,317
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                                 402,000          365,707
   7.30% due 08/15/2033                                 603,000          654,100
Magellan Midstream Partners LP
   6.45% due 06/01/2014                               1,895,000        1,961,424
MarkWest Energy Partners LP
   8.50% due 07/15/2016                               1,455,000        1,465,912
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                                 736,000          710,088
ONEOK Partners LP
   6.65% due 10/01/2036                               2,935,000        2,955,571
Plains All American Pipeline LP
   6.70% due 05/15/2036                               3,000,000        3,130,860
                                                                  --------------
                                                                      17,638,727

HEALTHCARE PRODUCTS - 0.09%
Boston Scientific Corp.
   6.40% due 06/15/2016                               2,135,000        2,153,118

HEALTHCARE SERVICES - 0.27%
Aetna, Inc.
   6.625% due 06/15/2036                              2,000,000        2,114,088
Coventry Health Care, Inc.
   5.875% due 01/15/2012                              1,270,000        1,260,057
UnitedHealth Group, Inc.
   5.375% due 03/15/2016                              1,130,000        1,118,024
   5.80% due 03/15/2036                                 540,000          530,259
WellPoint, Inc.
   3.50% due 09/01/2007                                 706,000          693,003
   3.75% due 12/14/2007                                 540,000          529,534
   5.00% due 12/15/2014                                 417,000          403,089
                                                                  --------------
                                                                       6,648,054
HOLDINGS COMPANIES/CONGLOMERATES - 0.44%
General Electric Company
   5.00% due 02/01/2013                               6,525,000        6,451,274
Siemens Financierings NV
   6.125% due 08/17/2026                              3,380,000        3,465,615
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                                 798,000          828,949
                                                                  --------------
                                                                      10,745,838
HOMEBUILDERS - 0.02%
Pulte Homes, Inc.
   6.25% due 02/15/2013                                 515,000          519,938

HOTELS & RESTAURANTS - 0.33%
Hilton Hotels Corp.
   8.25% due 02/15/2011                                 451,000          485,953

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Hyatt Equities LLC
   6.875% due 06/15/2007                         $      925,000   $      931,121
Marriott International, Inc.
   4.625% due 06/15/2012                              1,324,000        1,258,692
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                              3,320,000        3,486,000
Turning Stone Resort Casino Enterprise
   9.125% due 09/15/2014                              1,840,000        1,858,400
                                                                  --------------
                                                                       8,020,166
INDUSTRIAL MACHINERY - 0.13%
Caterpillar, Inc.
   7.25% due 09/15/2009                                 687,000          727,366
Weatherford International, Ltd.
   6.50% due 08/01/2036                               2,400,000        2,447,681
                                                                  --------------
                                                                       3,175,047
INSURANCE - 3.89%
Ace INA Holdings, Inc.
   6.70% due 05/15/2036                               6,630,000        6,974,137
Allied World Assurance Holdings Ltd.
   7.50% due 08/01/2016                               8,360,000        8,853,691
American International Group, Inc.
   5.05% due 10/01/2015                               2,300,000        2,241,506
AmerUs Group Company
   6.583% due 05/16/2011                              1,400,000        1,456,038
AON Capital Trust A
   8.205% due 01/01/2027                              2,630,000        3,014,811
Arch Capital Group Ltd.
   7.35% due 05/01/2034                               3,000,000        3,318,225
Assurant, Inc.
   5.625% due 02/15/2014                                461,000          459,064
   6.75% due 02/15/2034                               3,955,000        4,174,653
CNA Financial Corp.
   5.85% due 12/15/2014                               3,217,000        3,190,090
   6.00% due 08/15/2011                               1,580,000        1,602,129
   6.50% due 08/15/2016                               2,000,000        2,055,194
Endurance Specialty Holdings Ltd.
   7.00% due 07/15/2034                               3,600,000        3,600,378
First American Corp.
   7.55% due 04/01/2028 (a)                           1,485,000        1,625,879
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013                                417,000          398,752
Horace Mann Educators Corp.
   6.85% due 04/15/2016                               1,210,000        1,250,113
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                               5,037,000        4,805,172
   7.50% due 08/15/2036                               5,570,000        5,974,933
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                              2,180,000        2,231,160
Lincoln National Corp.
   7.00% due 05/17/2066 (a)(b)                        4,000,000        4,189,624
Markel Corp.
   6.80% due 02/15/2013                               1,605,000        1,656,289
   7.35% due 08/15/2034                               1,835,000        1,897,869
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                829,000          828,491

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Marsh & McLennan Companies, Inc.
   (continued)
   5.375% due 07/15/2014                         $      319,000   $      306,797
   5.75% due 09/15/2015                               1,962,000        1,924,359
MetLife, Inc.
   5.70% due 06/15/2035                               2,780,000        2,701,345
Monumental Global Funding
   5.20% due 01/30/2007                               1,125,000        1,124,145
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                           1,130,000        1,110,200
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013 (a)                             785,000          794,145
Ohio Casualty Corp.
   7.30% due 06/15/2014                               1,830,000        1,948,353
Oil Casualty Insurance, Ltd.
   8.00% due 09/15/2034                               1,150,000        1,150,427
Provident Financing Trust I
   7.405% due 03/15/2038                              1,645,000        1,566,150
Prudential Financial, Inc.
   4.75% due 04/01/2014                               1,343,000        1,284,193
RenaissanceRe Holdings, Ltd.
   7.00% due 07/15/2008                               1,950,000        1,995,129
Symetra Financial Corp.
   6.125% due 04/01/2016                              1,650,000        1,664,790
The Phoenix Companies, Inc.
   6.675% due 02/16/2008                              1,340,000        1,348,107
Transatlantic Holdings, Inc.
   5.75% due 12/14/2015                               3,055,000        3,018,276
Travelers Property Casualty Corp.
   6.375% due 03/15/2033 (a)                          1,069,000        1,088,920
W.R. Berkley Corp.
   6.15% due 08/15/2019                                 699,000          699,006
XL Capital, Ltd.
   5.25% due 09/15/2014                                 741,000          721,354
Zurich Capital Trust I
   8.376% due 06/01/2037                              4,375,000        4,603,861
                                                                  --------------
                                                                      94,847,755
INTERNATIONAL OIL - 0.47%
Delek & Avner-Yam Tethys Ltd.
   5.326% due 08/01/2013                                948,948          927,853
Pemex Project Funding Master Trust
   6.125% due 08/15/2008                                687,000          691,122
   6.69% due 06/15/2010 (b)                             897,000          916,734
   9.125% due 10/13/2010                              1,755,000        1,964,723
Pioneer Natural Resources Company
   5.875% due 07/15/2016                                398,000          372,690
   6.875% due 05/01/2018                              2,300,000        2,284,931
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                                788,310          763,526
Ras Laffan LNG III
   5.838% due 09/30/2027                              1,435,000        1,384,545
Vintage Petroleum, Inc.
   8.25% due 05/01/2012                               1,930,000        2,040,975
                                                                  --------------
                                                                      11,347,099

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INVESTMENT COMPANIES - 0.18%
Allied Capital Corp.
   6.625% due 07/15/2011                         $    4,260,000   $    4,342,559

LEISURE TIME - 0.56%
AMC Entertainment, Inc.
   9.50% due 02/01/2011                               1,290,000        1,288,388
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                               1,775,000        1,824,762
Jacobs Entertainment, Inc.
   9.75% due 06/15/2014                                 975,000          965,250
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                              1,270,000        1,266,825
Majestic Star Casino LLC
   9.75% due 01/15/2011                               1,635,000        1,592,081
Mashantucket Western Pequot Tribe
   5.912% due 09/01/2021                                805,000          774,193
MGM Mirage, Inc.
   6.00% due 10/01/2009                                 816,000          805,800
   6.75% due 04/01/2013                               1,205,000        1,183,913
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                                437,000          433,723
   8.00% due 04/01/2012                                 842,000          872,522
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                 330,000          331,650
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                               1,165,000        1,226,162
Pokagon Gaming Authority
   10.375% due 06/15/2014                               545,000          581,106
Waterford Gaming, LLC
   8.625% due 09/15/2012                                550,000          581,625
                                                                  --------------
                                                                      13,728,000
LIQUOR - 0.07%
Anheuser-Busch Companies, Inc.
   5.75% due 04/01/2036                               1,000,000        1,007,093
   6.50% due 02/01/2043 (a)                             540,000          595,184
                                                                  --------------
                                                                       1,602,277
MANUFACTURING - 0.12%
Tyco International Group SA
   6.875% due 01/15/2029                              2,560,000        2,849,889

MEDICAL-HOSPITALS - 0.48%
Alliance Imaging, Inc.
   7.25% due 12/15/2012                               1,420,000        1,327,700
HCA, Inc.
   6.375% due 01/15/2015                              1,314,000        1,061,055
   6.50% due 02/15/2016 (a)                           1,800,000        1,440,000
   7.875% due 02/01/2011                                422,000          403,538
Health Management Associates, Inc.
   6.125% due 04/15/2016                              2,645,000        2,560,714
Manor Care, Inc.
   6.25% due 05/01/2013                               1,935,000        1,953,787
Owens & Minor, Inc.
   6.35% due 04/15/2016                               3,000,000        3,025,491
                                                                  --------------
                                                                      11,772,285

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

METAL & METAL PRODUCTS - 0.12%
Alcan, Inc.
   5.00% due 06/01/2015                          $      339,000   $      323,379
Inco Ltd.
   7.75% due 05/15/2012 (a)                           1,726,000        1,864,812
Vedanta Resources PLC
   6.625% due 02/22/2010                                785,000          764,394
                                                                  --------------
                                                                       2,952,585
MINING - 0.08%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                                 481,000          478,970
Drummond Company, Inc.
   7.375% due 02/15/2016                              1,055,000          991,700
Freeport-McMoran Copper & Gold, Inc.
   10.125% due 02/01/2010                               460,000          487,600
                                                                  --------------
                                                                       1,958,270
PAPER - 0.27%
Abitibi-Consolidated, Inc.
   6.00% due 06/20/2013                               1,113,000          904,313
International Paper Company
   5.85% due 10/30/2012                               2,157,000        2,204,057
Plum Creek Timberlands LP
   5.875% due 11/15/2015                              1,650,000        1,632,140
Verso Paper Holdings LLC and Verso Paper,
   Inc.
   9.125% due 08/01/2014                              1,765,000        1,776,031
                                                                  --------------
                                                                       6,516,541
PETROLEUM SERVICES - 0.46%
Anadarko Petroleum Corp.
   3.25% due 05/01/2008                               3,250,000        3,141,525
   6.45% due 09/15/2036                                 930,000          949,929
Enterprise Products Operating LP
   8.375% due 08/01/2066 (b)                          3,700,000        3,894,557
Premcor Refining Group, Inc.
   9.50% due 02/01/2013                                 765,000          833,588
Valero Logistics Operations LP
   6.05% due 03/15/2013                               2,392,000        2,425,773
                                                                  --------------
                                                                      11,245,372
PHARMACEUTICALS - 0.49%
Abbott Laboratories
   5.875% due 05/15/2016                              2,330,000        2,413,759
AmerisourceBergen Corp.
   5.875% due 09/15/2015                              1,961,000        1,922,517
Caremark Rx, Inc.
   7.375% due 10/01/2006                              1,319,000        1,319,000
Hospira, Inc.
   5.90% due 06/15/2014                                 412,000          410,093
Medco Health Solutions, Inc.
   7.25% due 08/15/2013                               1,635,000        1,774,600
Schering Plough Corp.
   5.55% due 12/01/2013                                 937,000          940,050
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                               1,680,000        1,649,568
   6.15% due 02/01/2036                               1,680,000        1,616,808
                                                                  --------------
                                                                      12,046,395

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE - 1.77%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                          $      785,000   $      814,840
Camden Property Trust, REIT
   5.00% due 06/15/2015                                 804,000          769,562
Colonial Properties Trust, REIT
   6.25% due 06/15/2014                                 554,000          565,876
Colonial Realty LP
   5.50% due 10/01/2015                               1,569,000        1,528,819
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                              1,103,000        1,069,081
Duke Realty Corp., REIT
   5.6469% due 12/22/2006 (b)                           417,000          417,071
Equity One, Inc., REIT
   6.25% due 01/15/2017                               1,460,000        1,489,092
Health Care Property Investors, Inc., REIT
   6.30% due 09/15/2016                               4,040,000        4,067,015
Health Care Property Investors, Inc.,
   Series MTN, REIT
   4.875% due 09/15/2010                              1,471,000        1,428,669
   5.625% due 02/28/2013                              2,480,000        2,438,810
Health Care REIT, Inc.
   6.00% due 11/15/2013                                 755,000          752,243
   6.20% due 06/01/2016                               2,825,000        2,844,360
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                              1,995,000        2,169,221
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                               3,028,000        3,183,191
iStar Financial, Inc., REIT
   5.94% due 03/16/2009 (b)                           1,800,000        1,812,096
   6.05% due 04/15/2015                               1,030,000        1,040,215
Nationwide Health Properties, Inc., REIT
   6.50% due 07/15/2011                               1,420,000        1,452,038
Price, Inc., REIT
   7.50% due 11/05/2006                                 491,000          491,692
Realty Income Corp.
   5.95% due 09/15/2016                               3,030,000        3,066,190
Rouse Company LP, REIT
   6.75% due 05/01/2013                               1,685,000        1,683,908
Rouse Company, REIT
   3.625% due 03/15/2009                              2,800,000        2,651,840
   5.375% due 11/26/2013                                456,000          421,534
Simon Property Group LP, REIT
   5.75% due 12/01/2015                               1,500,000        1,512,032
   6.10% due 05/01/2016                               1,000,000        1,031,176
Socgen Real Estate Company LLC
   7.64% due 12/29/2049 (b)                           2,501,000        2,554,742
Vornado Realty, LP
   5.60% due 02/15/2011                               2,000,000        1,999,391
                                                                  --------------
                                                                      43,254,704
RETAIL - 0.04%
JC Penney Corp., Inc.
   8.125% due 04/01/2027                                965,000          996,994

SANITARY SERVICES - 0.03%
Waste Management, Inc.
   7.75% due 05/15/2032                                 625,000          749,396

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.60%
Citizens Communications Company
   6.25% due 01/15/2013                          $    1,460,000   $    1,419,850
   9.00% due 08/15/2031                               1,900,000        2,037,750
Deutsche Telekom International Finance BV
   6.625% due 07/11/2011                       EUR       99,000          139,130
   8.00% due 06/15/2010                          $    1,098,000        1,197,802
   8.25% due 06/15/2030 (b)                           1,358,000        1,659,055
Embarq Corp.
   7.082% due 06/01/2016                              2,095,000        2,137,107
   7.995% due 06/01/2036                              1,000,000        1,058,903
France Telecom SA
   7.75% due 03/01/2011                                 996,000        1,091,194
   8.50% due 03/01/2031 (b)                           1,009,000        1,316,487
Intelsat Ltd.
   10.4844% due 01/15/2012 (b)                          455,000          461,256
SBC Communications, Inc.
   4.125% due 09/15/2009                                368,000          356,363
   5.10% due 09/15/2014                                 799,000          771,990
   5.625% due 06/15/2016                                613,000          606,276
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                466,000          487,477
                                                                  --------------
                                                                      14,740,640
TELEPHONE - 1.10%
AT&T Corp.
   8.00% due 11/15/2031 (b)                           2,305,000        2,817,298
AT&T, Inc.
   6.80% due 05/15/2036 (a)                           2,055,000        2,158,845
BellSouth Corp.
   4.20% due 09/15/2009                                 613,000          594,531
   6.00% due 11/15/2034 (a)                           2,000,000        1,877,326
Sprint Capital Corp.
   6.125% due 11/15/2008                                838,000          850,275
   6.375% due 05/01/2009                                613,000          627,792
   6.875% due 11/15/2028                              4,383,000        4,442,000
   8.375% due 03/15/2012                                398,000          446,072
   8.75% due 03/15/2032                               2,069,000        2,523,143
Telecom Italia Capital SA
   4.00% due 01/15/2010                               3,195,000        3,027,295
   4.00% due 11/15/2008                                 981,000          951,601
   7.20% due 07/18/2036                               2,990,000        3,073,107
Verizon Communications, Inc.
   5.55% due 02/15/2016                               2,700,000        2,664,371
Verizon, New York, Inc.
   6.875% due 04/01/2012                                765,000          797,770
                                                                  --------------
                                                                      26,851,426
TOBACCO - 0.07%
Altria Group, Inc.
   7.00% due 11/04/2013                                 337,000          367,439
Reynolds American, Inc.
   7.25% due 06/01/2013                               1,290,000        1,327,446
                                                                  --------------
                                                                       1,694,885

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION - 0.11%
CMA CGM SA
   7.25% due 02/01/2013                          $    2,160,000   $    2,116,800
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                                 148,000          153,180
   8.75% due 12/01/2013                                 425,000          455,813
                                                                  --------------
                                                                       2,725,793
TRAVEL SERVICES - 0.06%
TDS Investor Corp.
   9.875% due 09/01/2014                              1,635,000        1,577,775

UTILITY SERVICE - 0.03%
Public Service Company of New Mexico
   4.40% due 09/15/2008                                 667,000          653,895
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $697,333,124)                         $  695,847,054
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.86%
American Home Mortgage Investment Trust,
   Series 2004-4, Class 5A
   4.44% due 02/25/2045                               5,680,423        5,559,951
Banc of America Commercial Mortgage, Inc.,
   Series 2004-4, Class A3
   4.128% due 07/10/2042                              1,602,716        1,560,166
Banc of America Commercial Mortgage, Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                          2,524,154        2,447,180
Banc of America Commercial Mortgage, Inc.,
   Series 2005-4, Class A5A
   4.933% due 07/10/2045                              1,575,000        1,529,387
Banc of America Commercial Mortgage, Inc.,
   Series 2005-5, Class G
   5.402% due 10/10/2015                              1,800,000        1,745,341
Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class A4
   5.1815% due 09/10/2047 (b)                         3,075,000        3,056,257
Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class H
   5.1815% due 09/10/2047 (b)                         1,650,000        1,591,341
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class XC
   5.421% due 09/10/2045 (b)                        259,275,348        1,887,784
Banc of America Commercial Mortgage, Inc.,
   Series 2006-2, Class A3
   5.7126% due 05/10/2045 (b)                         7,420,000        7,615,799
Banc of America Commercial Mortgage, Inc.,
   Series 2006-3, Class A4
   5.889% due 07/10/2044                              4,420,000        4,460,576
Banc of America Commercial Mortgage, Inc.,
   Series 2006-4, Class A3A
   5.60% due 08/10/2013                               4,215,000        4,286,025
Banc of America Commercial Mortgage, Inc.,
   Series 2006-4, Class XC
   1.00% due 07/10/2046                             356,049,191        4,450,615
Banc of America Commercial Mortgage, Inc.,
   Series 2006-5, Class A4
   5.46% due 09/10/2016                               5,125,000        5,150,869

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Banc of America Funding Corp.,
   Series 2006-B, Class 6A1
   5.8885% due 03/20/2036 (b)                    $    3,015,209   $    3,034,632
Banc of America Funding Corp.,
   Series 2006-D, Class 6B1
   5.9771% due 05/20/2036 (b)                         1,716,167        1,721,003
Banc of America Large Loan,
   Series 2005-BBA6, Class B
   5.54% due 01/15/2019 (b)                           4,265,000        4,266,866
Banc of America Large Loan,
   Series 2005-ESHA, Class E
   5.91% due 07/14/2020 (b)                           2,000,000        2,002,422
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.59% due 03/15/2022 (b)                           4,495,000        4,497,759
Banc of America Large Loan, Series 2006-LAQ,
   Class H
   6.01% due 02/09/2021 (b)                           2,475,000        2,484,193
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                 547,029          543,837
Bear Stearns Alt-A Trust, Series 2005-3,
   Class B2 5.3243% due 04/25/2035 (b)                1,106,774        1,099,727
Bear Stearns Alt-A Trust, Series 2006-1,
   Class 23A1 5.6387% due 02/25/2036 (b)              2,790,097        2,790,671
Bear Stearns Alt-A Trust, Series 2006-3,
   Class 34A1 6.1924% due 05/25/2036 (b)              3,089,629        3,134,665
Bear Stearns Asset Backed Securities, Inc.,
   Series 2003-AC4, Class A
   5.00% due 09/25/2033                                 659,445          647,546
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-AC5, Class A1
   5.25% due 10/25/2034                                 583,630          575,271
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T10, Class A2
   4.74% due 03/13/2040                               4,554,000        4,433,280
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-PWR5, Class X1
   0.076% IO due 07/11/2042 (b)                      35,207,447          739,884
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-T16, Class X1
   0.1613% IO due 02/13/2046 (b)                     32,513,214          636,758
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                               2,347,708        2,237,450
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T20, Class A4A
   5.1555% due 10/12/2042 (b)                         1,525,000        1,513,466
Bear Stearns Commercial Mortgage Securities,
   Series 2006-BBA7, Class G
   5.77% due 03/15/2019 (b)                           2,300,000        2,300,015
Bear Stearns Commercial Mortgage Securities,
   Series 2002-TOP8, Class A2
   4.83% due 08/15/2038                               4,910,000        4,807,558
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW13, Class D
   5.75% due 09/11/2041                               5,155,000        5,226,599

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW13, Class X1
   .048% due 09/11/2041                          $  276,000,000   $    3,793,896
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                              1,470,381        1,605,643
Chaseflex Trust, Series 2005-2, Class 4A1
   5.00% due 05/25/2020                               3,037,100        2,963,070
Citigroup Commercial Mortgage Trust,
   Series 2006-C4, Class A3
   5.7203% due 03/15/2049 (b)                         3,165,000        3,263,763
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-1, Class 2B1
   4.7493% due 04/25/2035 (b)                         1,690,608        1,684,478
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-10, Class 1A5A
   5.8771% due 12/25/2035 (b)                         2,615,459        2,628,927
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-5, Class 2A3
   5.00% due 08/25/2035                               1,878,759        1,837,661
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class C
   5.2255% due 07/15/2044 (b)                         1,055,000        1,043,790
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1, Class A4
   5.2255% due 07/15/2044 (b)                         2,080,000        2,072,970
Citigroup/Deutsche Bank Commercial Mortgage,
   Series 2006-CD2, Class X
   0.0867% IO due 01/15/2046 (b)                    528,749,735        3,092,816
Commercial Mortgage Pass-Through
   Certificates, Series 2005-C6, Class XC1
   0.04% IO due 06/10/2044 (b)                      339,244,190        2,329,420
Commercial Mortgage Pass-Through
   Certificates, Series 2006-C7, Class A3
   5.7071% due 06/10/2046 (b)                         2,945,000        3,024,246
Commercial Mortgage Pass-Through
   Certificates, Series 2006-CN2A, Class H
   5.5699% due 02/05/2019 (b)                         1,620,000        1,626,978
Commercial Mortgage, Series 2003-LB1A,
   Class A2
   4.084% due 06/10/2038                              2,475,141        2,314,577
Commercial Mortgage, Series 2005-C6, Class B
   5.2190% due 06/10/2044 (b)                         2,450,635        2,424,741
Commercial Mortgage, Series 2005-C6, Class G
   5.459% due 06/10/2044                              1,475,000        1,425,794
Commercial Mortgage, Series 2005-FL11,
   Class AJ
   5.53% due 11/15/2017 (b)                           3,000,000        3,000,860
Countrywide Alternative Loan Trust,
   Series 2004-24CB, Class 1A1
   6.00% due 11/25/2034                               1,434,353        1,431,216
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1A2
   4.673% due 08/25/2034 (b)                            453,398          449,721
Countrywide Alternative Loan Trust,
   Series 2005-2, Class 1A1
   5.1039% due 03/25/2035 (b)                         9,766,687        9,755,536

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Countrywide Alternative Loan Trust,
   Series 2005-J1, Class 3A1
   6.50% due 08/25/2032                          $    1,332,617   $    1,345,943
Countrywide Alternative Loan Trust,
   Series 2006-11CB, Class 3A1
   6.50% due 05/25/2036                               4,401,920        4,447,072
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2004-HYB2, Class 4A
   4.5342% due 07/20/2034 (b)                         6,762,992        6,683,729
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2006-HYB5, Class 1A1
   5.9828% due 09/20/2036 (b)                         7,082,522        7,142,015
Countrywide Home Loan Trust,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                                 749,452          744,233
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.0512% due 10/20/2035 (b)                         5,841,685        5,815,639
Countrywide Home Loans, Series 2005-6,
   Class 2A1
   5.50% due 04/25/2035                               1,732,506        1,683,239
Credit Suisse Mortgage Capital Certificates,
   Series 2006-C4, Class AJ
   5.538% due 09/15/2039 (b)                          4,475,000        4,497,375
Credit Suisse Mortgage Capital Certificates,
   Series 2006-C4, Class AX
   .0593% IO due 09/15/2039 (b)                     354,945,459        6,077,021
Credit Suisse Mortgage Capital Certificates,
   Series 2006-TFLA, Class B
   5.56% due 04/15/2021 (b)                           4,095,000        4,096,255
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                              1,630,000        1,592,357
Crown Castle Towers LLC, Series 2005-1A,
   Class D 5.612% due 06/15/2035                      3,025,000        3,016,885
CS First Boston Mortgage Securities Corp,
   Series 2003-CPN1, Class A2
   4.597% due 03/15/2035                              6,755,000        6,517,882
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                874,775          881,676
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                              1,715,445        1,731,053
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                               1,592,913        1,654,479
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                980,254        1,020,158
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                539,140          516,945
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class AX
   0.0852% IO due 02/15/2038 (b)                     59,326,420          707,242

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class F
   4.821% due 02/15/2038                         $    1,030,000   $      969,294
CS First Boston Mortgage Securities Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)                          2,881,947        2,798,475
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class F
   5.3918% due 08/15/2038 (b)                         2,575,000        2,520,177
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class G
   5.3918% due 08/15/2038 (b)                         2,235,000        2,172,609
CS First Boston Mortgage Securities Corp.,
   Series 2005-TF2A, Class K
   6.53% due 09/15/2020 (b)                           1,000,000        1,000,006
Deutsche Mortgage and Asset Receiving Corp.,
   Series 1998-C1, Class C
   6.861% due 06/15/2031                              1,160,000        1,180,458
Federal Home Loan Mortgage Corp.,
   Series 24989, Class PE
   6.00% due 08/15/2032                               2,215,000        2,246,075
Federal Home Loan Mortgage Corp.,
   Series 2003-2640, Class WA
   3.50% due 03/15/2033                                 511,443          491,284
Federal Home Loan Mortgage Corp.,
   Series 2005-3019, Class MD
   4.75% due 01/15/2031                               7,389,228        7,293,289
Federal Home Loan Mortgage Corp.,
   Series 2006-3153, Class NE
   5.50% due 05/15/2034                               4,448,000        4,368,267
Federal Home Loan Mortgage Corp.,
   Series 2006-3154, Class PM
   5.50% due 05/15/2034                               3,821,810        3,733,389
Federal Home Loan Mortgage Corp.,
   Series 2006-3184, Class PD
   5.50% due 07/15/2034                              13,147,000       13,013,048
Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                 516,111          535,633
Federal National Mortgage Association,
   Series 2003-33, Class AC
   4.25% due 03/25/2033                                 443,674          425,735
Federal National Mortgage Association,
   Series 2003-49, Class JE
   3.00% due 04/25/2033                               2,228,501        1,990,419
Federal National Mortgage Association,
   Series 2003-58, Class AD
   3.25% due 07/25/2033                               1,269,437        1,162,209
Federal National Mortgage Association,
   Series 2003-63, Class PE
   3.50% due 07/25/2033                               1,021,695          928,653
Federal National Mortgage Association,
   Series 2006-57, Class PD
   5.50% due 01/25/2035                               5,100,000        5,001,269
Federal National Mortgage Association,
   Series 2006-64, Class PC
   5.50% due 10/25/2034                               3,891,000        3,815,048

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Federal National Mortgage Association,
   Series 2006-65, Class HE
   5.50% due 02/25/2035                          $    5,571,000   $    5,440,958
Federal National Mortgage Association,
   Series 2006-67, Class PD
   5.50% due 12/25/2034                               4,162,000        4,080,817
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                                 264,208          273,957
First Horizon Alternative Mortgage
   Securities, Series 2004-AA5, Class B1
   5.2288% due 12/25/2034 (b)                           855,851          847,299
First Horizon Alternative Mortgage
   Securities, Series 2006-AA2, Class B1
   6.2359% due 05/25/2036 (b)                         1,294,222        1,310,995
First Union National Bank Commercial
   Mortgage Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                              1,479,867        1,494,014
First Union National Bank Commercial
   Mortgage Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                                609,435          613,745
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1
   6.079% due 05/15/2033                                 81,791           83,114
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                               1,102,786        1,145,580
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                735,191          739,618
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class XC
   0.0824% IO due 06/10/2048 (b)                     93,067,620        1,223,141
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                          2,171,263        2,127,514
GE Capital Commercial Mortgage Corp.,
   Series 2005-C4, Class H
   5.3328% due 11/10/2045 (b)                         1,550,000        1,501,192
G-Force LLC, Series 2005-RR2, Class A4B
   5.422% due 12/25/2039                              2,425,000        2,369,920
Global Signal Trust, Series 2004-2A, Class D
   5.093% due 12/15/2014                              1,700,000        1,684,290
Global Signal Trust, Series 2006-1, Class E
   6.495% due 02/15/2036                              2,125,000        2,122,124
GMAC Commercial Mortgage Securities, Inc.,
   Series 1997-C1, Class A3
   6.869% due 07/15/2029                                138,847          139,804
GMAC Commercial Mortgage Securities, Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                              1,841,982        1,843,033
GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C1, Class A1
   5.785% due 11/15/2039                              2,173,153        2,195,730
GMAC Mortgage Corp. Loan Trust,
   Series 2006-AR1, Class 2A1
   5.6518% due 04/19/2036 (b)                         1,679,587        1,681,445

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Government National Mortgage Association,
   Series 2003-42, Class XA
   3.75% due 05/16/2033                          $      241,690   $      226,146
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                              2,162,340        2,111,483
Greenwich Capital Commercial Funding Corp.,
   Series 2003-C2, Class A2
   4.022% due 01/05/2036                                900,000          876,207
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG5, Class A2
   5.117% due 04/10/2037                              4,305,000        4,297,794
Greenwich Capital Commercial Funding Corp.,
   Series 2006-GG7, Class A4
   6.1101% due 07/10/2038 (b)                         4,025,000        4,209,192
GS Mortgage Securities Corp. II,
   Series 2005-GG4, Class E
   5.078% due 07/10/2039 (b)                          2,627,081        2,538,010
GS Mortgage Securities Corp. II,
   Series 2005-GG4, Class XC
   0.1026% IO due 07/10/2039 (b)                    103,426,581        2,057,134
GSR Mortgage Loan Trust, Series 2005-AR5,
   Class 1A1
   4.5887% due 10/25/2035 (b)                         6,840,358        6,875,453
GSR Mortgage Loan Trust, Series 2004-9,
   Class B1
   4.5775% due 08/25/2034 (b)                         1,971,081        1,938,486
GSR Mortgage Loan Trust, Series 2006-AR1,
   Class 3A1
   5.4129% due 01/25/2036 (b)                         4,668,839        4,637,475
Harborview Mortgage Loan Trust,
   Series 2004-7, Class 2A3
   4.3985% due 11/19/2034 (b)                         3,191,737        3,231,510
Harborview NIM Corp., Series 2006-BU1,
   Class N1
   5.926% due 02/20/2046                              1,569,831        1,570,295
Hilton Hotels Pool Trust, Series 2000-HLTA,
   Class B
   5.83% due 10/03/2015 (b)                             335,000          338,541
IndyMac Index Mortgage Loan Trust,
   Series 2004-AR13, Class B1
   5.296% due 01/25/2035                              1,505,076        1,504,118
IndyMac Index Mortgage Loan Trust,
   Series 2005-AR5, Class B1
   5.3916% due 05/25/2035 (b)                         1,791,914        1,816,191
IndyMac Index Mortgage Loan Trust,
   Series 2006-AR19, Class 1B1
   6.4482% due 08/25/2036 (b)                         1,661,620        1,696,930
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2006-CB16,
   Class D 5.771% due 05/12/2045 (b)                  4,200,000        4,258,028
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2006-LDP8,
   Class A3B 5.447% due 05/15/2045 (b)                4,530,000        4,552,429
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2006-LDP8,
   Class X 0.5783% IO due 05/15/2045 (b)             90,000,000        3,965,769
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2006-LDP7,
   Class A4 5.8755% due 04/15/2045 (b)                2,675,000        2,794,172

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2002-C1,
   Class A3 5.376% due 07/12/2037                $    2,568,266   $    2,587,557
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2004-CBX,
   Class A2 3.89% due 01/12/2037                        735,191          717,716
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP3,
   Class A4B 4.996% due 08/15/2042 (b)                3,130,000        3,044,877
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class B 5.129% due 10/15/2042 (b)                  1,335,000        1,305,437
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2006-LDP6,
   Class X1 0.04% IO due 04/15/2043 (b)             384,837,183        2,071,425
JPMorgan Mortgage Trust, Series 2005-S2,
   Class 2A16
   6.50% due 09/25/2035                               2,261,264        2,307,605
JPMorgan Mortgage Trust, Series 2005-S3,
   Class 2A2
   5.50% due 01/25/2021                               3,185,217        3,163,319
LB-UBS Commercial Mortgage Trust, Series
   2006-C6, Class AJ
   5.452% due 09/15/2039 (b)                          4,530,000        4,552,342
LB-UBS Commercial Mortgage Trust, Series
   2006-C6, Class XCL
   0.0702% IO due 09/15/2039 (b)                    207,940,000        3,999,996
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1,Class A4
   6.462% due 03/15/2031                              1,470,381        1,554,544
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class XCL
   0.1428% IO due 02/15/2040 (b)                     47,892,823        1,028,173
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class AJ
   4.843% due 07/15/2040                              2,029,126        1,951,746
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                          1,264,528        1,223,374
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                              2,881,947        2,860,198
LB-UBS Commercial Mortgage Trust,
   Series 2006-C4, Class A4
   5.8995% due 06/15/2038 (b)                         3,165,000        3,294,543
Mastr Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 2A1
   3.8168% due 04/21/2034 (b)                         3,785,691        3,695,276
Mastr Adjustable Rate Mortgages Trust,
   Series 2004-8, Class 5A1
   4.6548% due 08/25/2034 (b)                         5,336,527        5,276,058
Mastr Adjustable Rate Mortgages Trust,
   Series 2005-2, Class 2A1
   5.1143% due 03/25/2035 (b)                        11,558,665       11,527,149
Mastr Adjustable Rate Mortgages Trust,
   Series 2006-2, Class 4A1
   4.9897% due 02/25/2036 (b)                        11,966,462       11,833,929

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Merrill Lynch Mortgage Trust,
   Series 2006-C2, Class X
   5.87% IO due 08/12/2026                       $   87,961,224   $    2,758,508
Merrill Lynch Mortgage Trust,
   Series 2004-BPB1, Class XC
   0.058% IO due 09/12/2041                          28,400,000          566,066
Merrill Lynch Mortgage Trust,
   Series 2004-KEY2, Class A4
   4.864% due 08/12/2039 (b)                          1,588,012        1,537,912
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class XC
   0.041% IO due 07/12/2038                         280,261,921        1,831,484
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class XP
   0.3025% IO due 07/12/2038 (b)                    257,739,014        2,280,037
Merrill Lynch Mortgage Trust,
   Series 2005-CKI1, Class A6
   5.2443% due 11/12/2037 (b)                         2,855,000        2,847,486
Merrill Lynch/Countrywide Commercial
   Mortgage Trust, Series 2006-3, Class A4
   5.414% due 07/12/2046 (b)                          3,420,000        3,438,693
Merrill Lynch/Countrywide Commercial
   Mortgage Trust, Series 2006-2, Class A4
   6.105% due 06/12/2046 (b)                          4,480,000        4,684,923
MLCC Mortgage Investors, Inc.,
   Series 2005-A, Class A1
   5.56% due 03/25/2030 (b)                             435,518          435,474
Morgan Stanley Capital I, Series 2004-T13,
   Class A2
   3.94% due 09/13/2045                               1,347,850        1,300,498
Morgan Stanley Capital I, Series 2005-HQ6,
   Class B
   5.152% due 08/13/2042 (b)                          2,500,000        2,450,602
Morgan Stanley Capital I, Series 2005-HQ7,
   Class A2
   5.2049% due 11/14/2042 (b)                         2,185,000        2,182,854
Morgan Stanley Capital I, Series 2005-HQ7,
   Class A4
   5.2049% due 11/14/2042 (b)                         2,795,000        2,781,221
Morgan Stanley Capital I, Series 2005-IQ10,
   Class A4A
   5.23% due 09/15/2042 (b)                           4,160,000        4,122,862
Morgan Stanley Capital I, Series 2005-IQ9,
   Class X1
   0.123% IO due 07/15/2056 (b)                      37,757,306        1,102,332
Morgan Stanley Capital I, Series 2005-T17,
   Class X1
   0.0902% IO due 12/13/2041 (b)                     76,491,919        1,165,423
Morgan Stanley Capital I, Series 2006-HQ8,
   Class X
   0.0847% IO due 03/12/2044 (b)                    534,000,000        2,744,440
Morgan Stanley Capital I, Series 2006-HQ9,
   Class X
   0.395% IO due 07/12/2044 (b)                     280,057,143        5,217,437
Morgan Stanley Capital I, Series 2006-T21,
   Class X
   0.152% IO due 10/12/2052 (b)                     188,548,846        2,691,912
Morgan Stanley Dean Witter Capital I,
   Series 2003-HYB1, Class A2
   4.30% due 03/25/2033 (b)                           9,559,419        9,455,164
Morgan Stanley Capital I, Series 2006-T23,
   Class A4
   5.983% due 08/12/2041                              2,570,000        2,673,699

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Multi Security Asset Trust,
   Series 2005-RR4A, Class F
   5.88% due 11/28/2035 (b)                      $      580,000   $      567,623
Nomura Asset Acceptance Corp.,
   Series 2006-AF1, Class CB1
   6.5347% due 06/25/2036 (b)                         1,709,535        1,753,682
Nomura Asset Acceptance Corp.,
   Series 2006-AF2, Class 4A
   6.7355% due 08/25/2036 (b)                         3,852,754        3,935,829
Provident Funding Mortgage Loan Trust,
   Series 2005-1, Class B1
   4.3619% due 05/25/2035 (b)                         1,780,213        1,738,330
Rali NIM Corp., Series 2006-QO4, Class N1
   6.048% due 05/25/2046                              2,500,875        2,500,875
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class NB5
   5.9962% due 12/25/2035 (b)                         2,563,010        2,600,426
Residential Asset Securitization Trust,
   Series 2006-A7CB, Class 2A1
   6.50% due 07/25/2036                               4,335,505        4,381,198
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                597,955          624,733
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                379,209          381,319
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                              1,225,318        1,277,781
SBA CMBS Trust, Series 2005-1A, Class A
   5.369% due 11/15/2035                                800,000          802,131
SBA CMBS Trust, Series 2005-1A, Class B
   5.565% due 11/15/2035                              1,090,000        1,096,118
SBA CMBS Trust, Series 2005-1A, Class C
   5.731% due 11/15/2035                              3,998,000        4,026,214
SBA CMBS Trust, Series 2005-1A, Class D
   6.219% due 11/15/2035                                615,000          623,106
SBA CMBS Trust, Series 2005-1A, Class E
   6.706% due 11/15/2035                              2,545,000        2,601,302
Sequoia Mortgage Trust, Series 2005-3,
   Class A1
   5.53% due 05/20/2035 (b)                             601,315          601,816
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2005-18, Class 6A1
   5.3028% due 09/25/2035 (b)                         3,286,477        3,280,435
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.5292% due 07/15/2027 (b)                           473,804          476,671
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C27, Class XC
   0.061% IO due 07/15/2045 (b)                     287,170,950        2,813,500
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A3
   4.39% due 02/15/2041                               1,960,508        1,889,576
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.0731% IO due 03/15/2042 (b)                     49,563,390          455,656

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class A5
   4.661% due 05/15/2044                         $    3,313,258   $    3,208,923
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class AJ
   4.793% due 05/15/2044                              1,862,483        1,780,135
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-WL5A, Class A2
   5.53% due 01/15/2018 (b)                             386,716          386,732
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C24, Class XC
   0.0390% IO due 03/15/2045 (b)                    742,684,661        4,108,234
Washington Mutual Alternative Mortgage
   Pass-Through Certificates, Series 2006-7,
   Class A3
   6.081% due 09/25/2036                              3,810,000        3,818,586
Washington Mutual Alternative Mortgage
   Pass-Through Certificates, Series 2005-6,
   Class 1CB
   6.50% due 08/25/2035                               1,944,837        1,963,678
Washington Mutual, Inc., Series 2005-1,
   Class 6A1
   6.50% due 03/25/2035                               1,027,256        1,035,634
Washington Mutual, Inc., Series 2005-AR12,
   Class 1A8
   4.8384% due 10/25/2035 (b)                         6,663,774        6,583,906
Wells Fargo Mortgage Backed Securities
   Trust, Series 2004-7, Class 2A2
   5.00% due 07/25/2019                               2,291,178        2,242,491
Wells Fargo Mortgage Backed Securities
   Trust, Series 2005-AR16, Class 2A1
   4.9457% due 10/25/2035 (b)                        18,017,442       17,943,086
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $567,043,344)                                            $  557,799,201
                                                                  --------------
ASSET BACKED SECURITIES - 4.62%
Airplanes Pass Through Trust,
   Series 2001-1A, Class A9
   5.88% due 03/15/2019 (b)                           7,000,000        4,558,750
Amresco Residential Securities Mortgage Loan
   Trust, Series 1998-1, Class A6
   6.51% due 08/25/2027                                 128,066          128,425
Argent Securities, Inc., Series 2004-W1,
   Class M3
   6.78% due 03/25/2034 (b)                           1,568,407        1,584,678
Asset Backed Securities Corp. Home Equity,
   Series 2006-HE2, Class A3
   5.52% due 03/25/2036 (b)                           5,000,000        5,008,724
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class C
   6.08% due 03/20/2050 (b)                           1,250,000        1,250,750
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class E
   7.43% due 03/20/2050 (b)                             834,000          834,834
Capital Trust Re CDO Ltd, Series 2005-3A,
   Class A1
   5.094% due 06/25/2035                              3,490,000        3,430,561
Capital Trust Re CDO, Ltd., Series 2005-1A,
   Class B
   5.80% due 03/20/2050 (b)                           1,600,000        1,601,722
Centex Home Equity, Series 2004-D, Class AF4
   4.68% due 06/25/2032                                 780,000          760,502

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Centex Home Equity, Series 2005-A, Class M4
   6.13% due 01/25/2035 (b)                      $      875,000   $      883,027
Contimortgage Home Equity Loan Trust,
   Series 1995-2, Class A5
   8.10% due 08/15/2025                                  43,462           44,758
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                            748,187          742,900
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.61% due 09/25/2033 (b)                             368,759          368,933
Credit-Based Asset Servicing and
   Securitization, Series 2006-MH1, Class B1
   6.25% due 09/25/2036                               2,560,000        2,273,434
Credit-Based Asset Servicing and
   Securitization, Series 2005-CB8,
   Class AF2
   5.303% due 12/25/2035                              4,000,000        3,984,304
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB2,
   Class AF2
   5.501% due 12/25/2036                              5,000,000        4,989,845
CW Capital Cobalt I, Series 2005-1A,
   Class A1
   5.68% due 05/25/2045 (b)                             866,408          866,408
DB Master Finance LLC, Series 2006-1,
   Class-A2
   5.779% due 06/20/2031                              9,405,000        9,553,345
DB Master Finance LLC, Series 2006-1,
   Class-M1
   8.285% due 06/20/2031                                680,000          694,886
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                                555,398          550,018
Embarcadero Aircraft Securitization Trust,
   Series 2000-A, Class A1
   5.81% due 08/15/2025 (b)                           4,500,000        3,543,750
Equity One ABS, Inc., Series 2004-1,
   Class M2
   5.115% due 04/25/2034                                750,000          734,450
Equity One ABS, Inc., Series 2004-1,
   Class M3
   5.26% due 04/25/2034                                 750,000          733,760
Equity One ABS, Inc., Series 2004-2,
   Class AV2
   5.58% due 07/25/2034 (b)                              77,169           77,291
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FF3, Class A2C
   5.81% due 05/25/2034 (b)                              28,718           28,726
GSAA Home Equity Trust, Series 2006-10,
   Class AF3
   5.9846% due 06/25/2036 (b)                         7,000,000        7,077,658
Home Equity Asset Trust, Series 2006-3N,
   Class A
   5.50% due 08/27/2036                               3,406,248        3,382,945
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   5.57% due 11/25/2035 (b)                           1,466,010        1,466,711
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   5.69% due 11/25/2034 (b)                             222,025          222,229
JER CDO, Series 2006-2A, Class AFL
   5.655% due 03/25/2045                              3,700,000        3,700,000
JER CDO, Series 2006-2A, Class FFL
   6.825% due 03/25/2045 (b)                          2,000,000        2,000,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
LNR CDO Ltd, Series 2006-1A, Class BFL
   5.8738% due 05/28/2043 (b)                    $    3,300,000   $    3,300,000
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   6.03% due 02/25/2034 (b)                           1,200,000        1,203,027
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   5.62% due 11/25/2034 (b)                             280,762          280,841
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                             990,000          984,813
Newcastle CDO, Ltd., Series 2005-7A,
   Class 2FL
   4.72% due 12/25/2050                               2,690,000        2,691,076
N-Star Real Estate CDO Ltd., Series 2006-7A,
   Class C
   5.681% due 06/22/2051                              3,000,000        3,000,000
Option One Mortgage Loan Trust,
   Series 2004-1, Class M1
   5.93% due 01/25/2034 (b)                             800,000          802,919
Ownit Mortgage Loan, Series 2006-1,
   Class AF2
   5.29% due 12/25/2036                               5,160,000        5,135,005
Ownit Mortgage Loan, Series 2006-2,
   Class A2B
   5.6329% due 01/25/2037 (b)                         4,000,000        4,008,752
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                          3,234,838        3,203,201
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-6, Class A2
   5.35% due 01/25/2036 (b)                           3,700,000        3,690,295
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF3
   4.499% due 08/25/2035                              1,835,000        1,807,038
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4
   4.934% due 08/25/2035                              1,740,000        1,707,987
Renaissance Home Equity Loan Trust,
   Series 2005-4, Class A2
   5.399% due 02/25/2036                              3,000,000        2,985,183
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                               1,299,045        1,291,571
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                          1,125,000        1,112,235
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                            650,000          636,586
Sail Net Interest Margin Notes,
   Series 2005-6A, Class A
   4.75% due 07/27/2035                                 657,500          655,765
Specialty Underwriting & Residential
   Finance, Series 2003-BC4, Class A3B
   4.788% due 11/25/2034                                854,801          846,845
Specialty Underwriting & Residential
   Finance, Series 2004-BC4, Class A2B
   5.64% due 10/25/2035 (b)                             852,964          853,947

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   5.63% due 09/25/2034 (b)                      $       89,138   $       89,151
Structured Asset Securities Corp.,
   Series 2004-16XS, Class A2
   4.91% due 08/25/2034                                 346,001          344,156
Structured Asset Securities Corp.,
   Series 2004-19XS, Class A2
   4.37% due 10/25/2034                               1,100,000        1,088,781
Structured Asset Securities Corp.,
   Series 2004-6XS, Class M1
   4.92% due 03/25/2034                               1,100,000        1,072,589
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                                 539,999          540,808
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                           2,451,000        2,402,816
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $113,231,555)                                               $  112,813,711
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.10%

HONDURAS - 0.03%
Central American Bank for Economic
   Integration
   6.75% due 04/15/2013                                 638,000          667,620

VENEZUELA - 0.07%
Corporacion Andina de Fomento
   5.20% due 05/21/2013                                 736,000          720,903
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                              1,005,000        1,070,751
                                                                  --------------
                                                                       1,791,654
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,502,832)                                                 $    2,459,274
                                                                  --------------
SHORT TERM INVESTMENTS - 25.09%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/02/2006                    $   31,800,000   $   31,796,113
   zero coupon due 10/11/2006                       221,000,000      220,683,847
Federal National Mortgage Association
   Discount Notes
   zero coupon due 10/17/2006                       105,000,000      104,762,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                              254,873,365      254,873,365
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $612,115,325)                                               $  612,115,325
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 2.38%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $57,953,070 on 10/02/2006,
   collateralized by $65,000 Federal
   National Mortgage Association,
   6.00% due 07/25/2025 (valued at
   $63,700 including interest) and
   $5,880,000 Federal Farm Credit
   Bank, 4.875% due 12/16/2015
   (valued at $5,916,750, including
   interest) and $50,000,000 Federal
   Home Loan Bank, 3.69% due
   07/08/2009 (valued at
   $48,750,000, including interest)
   and $4,440,000 Federal Home
   Loan Bank, 4.00% due 02/06/2009
   (valued at $4,367,850, including
   interest) (c)                                 $   57,934,000   $  57,934,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $57,934,000)                                                $   57,934,000
                                                                  --------------
TOTAL INVESTMENTS (ACTIVE BOND TRUST)
   (COST $3,043,110,776) - 124.49%                                $3,037,370,971
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.49)%                                                (597,608,250)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,439,762,721
                                                                  ==============

ALL CAP CORE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 89.22%

ADVERTISING - 1.17%
Omnicom Group, Inc.                                      69,800   $    6,533,280

AEROSPACE - 3.88%
Boeing Company                                          108,600        8,563,110
Lockheed Martin Corp.                                    96,500        8,304,790
Raytheon Company                                        101,000        4,849,010
                                                                  --------------
                                                                      21,716,910
AIR TRAVEL - 0.62%
Continental Airlines, Inc., Class B * (a)               103,500        2,930,085
Southwest Airlines Company                               33,300          554,778
                                                                  --------------
                                                                       3,484,863
AMUSEMENT & THEME PARKS - 0.06%
Walt Disney Company                                      10,600          327,646

APPAREL & TEXTILES - 0.87%
Jones Apparel Group, Inc.                               149,600        4,853,024

AUTO PARTS - 0.53%
American Axle & Manufacturing Holdings,
   Inc. (a)                                              58,100          969,689
TRW Automotive Holdings Corp. *                          81,900        1,971,333
                                                                  --------------
                                                                       2,941,022
AUTOMOBILES - 0.98%
Monaco Coach Corp. (a)                                   10,500          116,970

ALL CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTOMOBILES (CONTINUED)
PACCAR, Inc.                                             87,000   $    4,960,740
Tenneco, Inc. * (a)                                      17,200          402,308
                                                                  --------------
                                                                       5,480,018
BANKING - 5.47%
Bank of America Corp.                                   306,300       16,408,491
Flagstar Bancorp, Inc. (a)                               12,600          183,330
KeyCorp                                                  33,500        1,254,240
US Bancorp                                              121,500        4,036,230
Wells Fargo Company (c)                                 241,400        8,733,852
                                                                  --------------
                                                                      30,616,143
BIOTECHNOLOGY - 0.13%
Abraxis BioScience, Inc. * (a)                           25,700          713,946

BROADCASTING - 0.30%
Clear Channel Communications, Inc.                       57,900        1,670,415
Liberty Global, Inc., Series C *                            700           17,542
                                                                  --------------
                                                                       1,687,957
BUSINESS SERVICES - 1.73%
Acxiom Corp.                                             79,700        1,965,402
Coinstar, Inc. * (a)                                      8,100          233,118
Computer Sciences Corp. *                                96,000        4,715,520
FactSet Research Systems, Inc.                           18,100          879,117
Robert Half International, Inc.                          55,000        1,868,350
                                                                  --------------
                                                                       9,661,507
CABLE AND TELEVISION - 1.38%
DIRECTV Group, Inc. *                                   391,000        7,694,880

CELLULAR COMMUNICATIONS - 0.12%
Telephone & Data Systems, Inc.                           16,400          690,440

CHEMICALS - 0.78%
Airgas, Inc.                                             26,200          947,654
Lyondell Chemical Company                               127,700        3,239,749
Terra Industries, Inc. * (a)                             26,000          200,460
                                                                  --------------
                                                                       4,387,863
COMPUTERS & BUSINESS EQUIPMENT - 1.69%
Cisco Systems, Inc. *                                    14,100          324,300
Hewlett-Packard Company                                 229,800        8,431,362
MTS Systems Corp.                                         9,600          310,464
Western Digital Corp. *                                  21,400          387,340
                                                                  --------------
                                                                       9,453,466
COSMETICS & TOILETRIES - 1.37%
Colgate-Palmolive Company                               104,300        6,477,030
Procter & Gamble Company                                 18,800        1,165,224
                                                                  --------------
                                                                       7,642,254
CRUDE PETROLEUM & NATURAL GAS - 2.00%
Patterson-UTI Energy, Inc.                              164,200        3,901,392
Unit Corp. *                                             52,800        2,427,216
XTO Energy, Inc.                                        116,100        4,891,293
                                                                  --------------
                                                                      11,219,901
DOMESTIC OIL - 0.15%
Houston Exploration Company *                             2,400          132,360

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Range Resources Corp.                                    28,300   $      714,292
                                                                  --------------
                                                                         846,652
DRUGS & HEALTH CARE - 0.10%
Perrigo Company                                          20,800          352,976
Res-Care, Inc. * (a)                                     10,800          216,972
                                                                  --------------
                                                                         569,948
ELECTRICAL UTILITIES - 2.04%
Exelon Corp.                                             66,300        4,013,802
FirstEnergy Corp.                                       133,000        7,429,380
                                                                  --------------
                                                                      11,443,182
ENERGY - 0.78%
TXU Corp.                                                69,400        4,338,888

FINANCIAL SERVICES - 7.01%
Citigroup, Inc.                                         326,900       16,237,123
City Holding Company (a)                                  1,900           75,753
Goldman Sachs Group, Inc.                                54,500        9,219,765
JPMorgan Chase & Company                                282,000       13,242,720
Morgan Stanley                                            6,400          466,624
                                                                  --------------
                                                                      39,241,985
FOOD & BEVERAGES - 4.60%
General Mills, Inc.                                      98,500        5,575,100
H.J. Heinz Company                                       25,500        1,069,215
Pepsi Bottling Group, Inc.                              202,900        7,202,950
PepsiCo, Inc.                                           165,400       10,794,004
Smithfield Foods, Inc. *                                 41,300        1,115,926
                                                                  --------------
                                                                      25,757,195
FURNITURE & FIXTURES - 0.35%
Leggett & Platt, Inc.                                    78,500        1,964,855

HEALTHCARE SERVICES - 4.39%
Amedisys, Inc. * (a)                                      9,000          357,030
Coventry Health Care, Inc. *                            103,100        5,311,712
Humana, Inc. *                                           78,300        5,174,847
McKesson Corp.                                          117,600        6,199,872
Sierra Health Services, Inc. * (a)                       75,100        2,841,784
Wellpoint, Inc. *                                        60,800        4,684,640
                                                                  --------------
                                                                      24,569,885
HOLDINGS COMPANIES/CONGLOMERATES - 1.51%
General Electric Company                                171,400        6,050,420
Loews Corp.                                              63,500        2,406,650
                                                                  --------------
                                                                       8,457,070
HOTELS & RESTAURANTS - 1.49%
Applebee's International, Inc. (a)                       19,400          417,294
Brinker International, Inc.                              73,100        2,930,579
CEC Entertainment, Inc. *                                10,200          321,402
Darden Restaurants, Inc.                                 95,800        4,068,626
Yum! Brands, Inc.                                        11,500          598,575
                                                                  --------------
                                                                       8,336,476
HOUSEHOLD APPLIANCES - 0.08%
The Toro Company                                         10,900          459,653

ALL CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 1.40%
Caterpillar, Inc.                                       106,800   $    7,027,440
Cummins, Inc.                                             6,700          798,841
                                                                  --------------
                                                                       7,826,281
INSURANCE - 2.55%
AFLAC, Inc.                                              20,100          919,776
American Financial Group, Inc.                           33,700        1,581,541
CNA Financial Corp. *                                    68,300        2,460,166
HCC Insurance Holdings, Inc.                             16,100          529,368
Philadelphia Consolidated Holding Corp. *               113,200        4,503,096
W.R. Berkley Corp.                                      121,588        4,302,982
                                                                  --------------
                                                                      14,296,929
INTERNATIONAL OIL - 3.54%
Anadarko Petroleum Corp.                                139,300        6,105,519
ConocoPhillips                                          146,300        8,709,239
Hess Corp. (a)                                          121,000        5,011,820
                                                                  --------------
                                                                      19,826,578
INTERNET RETAIL - 0.37%
eBay, Inc. *                                             73,300        2,078,788

INTERNET SERVICE PROVIDER - 0.85%
Google, Inc., Class A *                                   7,300        2,933,870
Yahoo!, Inc. *                                           72,000        1,820,160
                                                                  --------------
                                                                       4,754,030
METAL & METAL PRODUCTS - 1.51%
Phelps Dodge Corp.                                       57,200        4,844,840
Reliance Steel & Aluminum Company                       112,300        3,609,322
                                                                  --------------
                                                                       8,454,162
OFFICE FURNISHINGS & SUPPLIES - 0.96%
Office Depot, Inc. *                                    135,800        5,391,260

PETROLEUM SERVICES - 2.68%
Exxon Mobil Corp.                                       128,800        8,642,480
Valero Energy Corp.                                      84,500        4,349,215
Veritas DGC, Inc. *                                      30,200        1,987,764
                                                                  --------------
                                                                      14,979,459
PHARMACEUTICALS - 7.79%
Abbott Laboratories                                     189,400        9,197,264
AmerisourceBergen Corp.                                 109,800        4,962,960
Endo Pharmaceutical Holdings, Inc. *                    117,500        3,824,625
Hospira, Inc. *                                         112,800        4,316,856
Merck & Company, Inc.                                    89,700        3,758,430
Mylan Laboratories, Inc.                                218,900        4,406,457
Pfizer, Inc.                                            462,400       13,113,664
                                                                  --------------
                                                                      43,580,256
PUBLISHING - 1.03%
John Wiley & Sons, Inc., Class A                          8,100          291,681
McGraw-Hill Companies, Inc.                              94,200        5,466,426
                                                                  --------------
                                                                       5,758,107
REAL ESTATE - 1.87%
Apartment Investment & Management
   Company, Class A, REIT                                 9,200          500,572

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Equity Office Properties Trust, REIT                     32,700   $    1,300,152
Equity Residential, REIT                                 29,700        1,502,226
Health Care REIT, Inc.                                   11,300          452,113
Healthcare Realty Trust, Inc., REIT (a)                   8,100          311,121
Hospitality Properties Trust, REIT                       14,000          660,800
Liberty Property Trust, REIT (a)                         13,600          649,944
ProLogis, REIT                                           22,800        1,300,968
Regency Centers Corp., REIT                              15,800        1,086,408
Simon Property Group, Inc., REIT                         18,300        1,658,346
Thornburg Mortgage, Inc., REIT (a)                       15,300          389,691
Vornado Realty Trust, REIT                                5,800          632,200
                                                                  --------------
                                                                      10,444,541
RETAIL GROCERY - 1.24%
The Kroger Company                                      299,200        6,923,488

RETAIL TRADE - 3.01%
Dollar Tree Stores, Inc. *                               86,400        2,674,944
J.C. Penney Company, Inc.                                80,000        5,471,200
Kohl's Corp. *                                           93,700        6,083,004
Lowe's Companies, Inc.                                   72,000        2,020,320
Payless ShoeSource, Inc. * (a)                           23,100          575,190
                                                                  --------------
                                                                      16,824,658
SANITARY SERVICES - 1.09%
Waste Management, Inc.                                  167,000        6,125,560

SEMICONDUCTORS - 5.14%
Advanced Micro Devices, Inc. *                          138,100        3,431,785
Atmel Corp. *                                           485,500        2,932,420
Freescale Semiconductor, Inc., Class B *                126,800        4,819,668
Lam Research Corp. *                                     86,300        3,911,979
Micron Technology, Inc. *                               248,800        4,329,120
National Semiconductor Corp.                            173,900        4,091,867
Texas Instruments, Inc.                                 158,200        5,260,150
                                                                  --------------
                                                                      28,776,989
SOFTWARE - 1.24%
BMC Software, Inc. *                                    194,100        5,283,402
Microsoft Corp.                                          60,700        1,658,931
                                                                  --------------
                                                                       6,942,333
STEEL - 1.44%
Nucor Corp.                                              95,500        4,726,295
Steel Dynamics, Inc. (a)                                 65,600        3,309,520
                                                                  --------------
                                                                       8,035,815
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.10%
Citizens Communications Company                          40,900          574,236

TELEPHONE - 3.93%
AT&T, Inc.                                              334,900       10,904,344
U.S. Cellular Corp. * (a)                                12,600          752,220
Verizon Communications, Inc.                            277,700       10,311,001
                                                                  --------------
                                                                      21,967,565

ALL CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TOBACCO - 0.29%
Altria Group, Inc.                                       20,900   $    1,599,895

TRANSPORTATION - 0.89%
Overseas Shipholding Group, Inc.                         80,200        4,953,954

TRUCKING & FREIGHT - 0.72%
Ryder Systems, Inc.                                      78,100        4,036,208
                                                                  --------------
TOTAL COMMON STOCKS (Cost $470,296,167)                           $  499,242,001
                                                                  --------------
WARRANTS - 0.00%
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Lucent Technologies, Inc.
   (Expiration date 12/10/2007; strike
   Price $2.75)                                          27,106            5,150
                                                                  --------------
TOTAL WARRANTS (Cost $0)                                          $        5,150
                                                                  --------------
SHORT TERM INVESTMENTS - 2.64%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   11,565,679   $   11,565,679
U.S. Treasury Bills
   zero coupon due 10/19/2006                         3,235,000        3,226,962
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $14,792,642)                                                $   14,792,641
                                                                  --------------
REPURCHASE AGREEMENTS - 10.16%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $56,893,721 on 10/02/2006,
   collateralized by $54,285,000
   Federal Home Loan Mortgage
   Corp., 7.00% due 03/15/2010
   (valued at $58,017,094, including
   interest)(c)                                  $   56,875,000   $   56,875,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $56,875,000)                                                $   56,875,000
                                                                  --------------
TOTAL INVESTMENTS (ALL CAP CORE TRUST)
   (COST $541,963,809) - 102.02%                                  $  570,914,792
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.02)%                                                           (11,324,895)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  559,589,897
                                                                  ==============

ALL CAP GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.20%
AEROSPACE - 3.86%
Boeing Company                                           48,315   $    3,809,638
General Dynamics Corp.                                   71,158        5,099,894
Rockwell Collins, Inc. (a)                               23,533        1,290,550

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
United Technologies Corp.                                72,322   $    4,581,598
                                                                  --------------
                                                                      14,781,680
APPAREL & TEXTILES - 0.64%
Carter's, Inc. * (a)                                     92,389        2,438,146

BANKING - 1.13%
Cullen Frost Bankers, Inc.                               32,589        1,884,296
Kookmin Bank, ADR                                        31,384        2,448,893
                                                                  --------------
                                                                       4,333,189
BIOTECHNOLOGY - 0.73%
Amgen, Inc. *                                            39,030        2,791,816

BROADCASTING - 1.24%
News Corp.                                              241,639        4,748,206

BUSINESS SERVICES - 0.25%
Accenture, Ltd., Class A                                 30,354          962,525

CELLULAR COMMUNICATIONS - 0.56%
America Movil S.A. de C.V., Series L                     54,400        2,141,728

CHEMICALS - 0.72%
Syngenta AG *                                            18,324        2,763,620

COMPUTERS & BUSINESS EQUIPMENT - 7.90%
Apple Computer, Inc. *                                  111,995        8,626,975
Cisco Systems, Inc. *                                   454,441       10,452,143
Hewlett-Packard Company                                 161,410        5,922,133
Seagate Technology * (a)                                226,232        5,223,697
                                                                  --------------
                                                                      30,224,948
CONSTRUCTION & MINING EQUIPMENT - 1.55%
Joy Global, Inc.                                         69,384        2,609,532
National Oilwell, Inc. *                                 56,915        3,332,373
                                                                  --------------
                                                                       5,941,905
COSMETICS & TOILETRIES - 0.97%
Colgate-Palmolive Company                                59,856        3,717,058

CRUDE PETROLEUM & NATURAL GAS - 1.99%
Apache Corp.                                             29,816        1,884,371
Occidental Petroleum Corp.                              118,716        5,711,427
                                                                  --------------
                                                                       7,595,798
DRUGS & HEALTH CARE - 1.13%
Wyeth                                                    84,821        4,312,300

ELECTRICAL EQUIPMENT - 3.16%
Cooper Industries, Ltd., Class A                         42,967        3,661,648
Emerson Electric Company                                 46,666        3,913,411
Fanuc, Ltd. (a)                                          36,800        2,875,390
Wesco International, Inc. *                              28,445        1,650,663
                                                                  --------------
                                                                      12,101,112
ELECTRONICS - 1.83%
Amphenol Corp., Class A                                  64,413        3,989,097
KDDI Corp. (a)                                              482        3,006,373
                                                                  --------------
                                                                       6,995,470
ENERGY - 0.86%
McDermott International, Inc. *                          78,350        3,275,030

ALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 8.43%
Charles Schwab Corp.                                    248,708   $    4,451,873
Goldman Sachs Group, Inc.                                45,563        7,707,893
Janus Capital Group, Inc.                               144,881        2,857,053
JPMorgan Chase & Company                                157,005        7,372,955
Merrill Lynch & Company, Inc.                            73,201        5,725,782
Morgan Stanley                                           56,715        4,135,091
                                                                  --------------
                                                                      32,250,647
FOOD & BEVERAGES - 2.09%
Burger King Holdings, Inc. * (a)                        153,026        2,442,295
Campbell Soup Company (a)                                36,732        1,340,718
PepsiCo, Inc.                                            64,681        4,221,082
                                                                  --------------
                                                                       8,004,095
HEALTHCARE PRODUCTS - 2.92%
Becton, Dickinson & Company                              64,056        4,526,837
Johnson & Johnson                                        44,052        2,860,737
Varian Medical Systems, Inc. *                           71,212        3,802,009
                                                                  --------------
                                                                      11,189,583
HEALTHCARE SERVICES - 4.40%
Cardinal Health, Inc.                                    75,111        4,937,797
Caremark Rx, Inc.                                        66,743        3,782,326
Health Net, Inc. *                                      105,119        4,574,779
IMS Health, Inc.                                         48,513        1,292,386
Quest Diagnostics, Inc.                                  36,893        2,256,376
                                                                  --------------
                                                                      16,843,664
HOLDINGS COMPANIES/CONGLOMERATES - 0.78%
Textron, Inc.                                            33,977        2,972,988

HOTELS & RESTAURANTS - 1.47%
Darden Restaurants, Inc.                                 87,417        3,712,600
Ruby Tuesday, Inc. (a)                                   67,360        1,898,878
                                                                  --------------
                                                                       5,611,478
INDUSTRIAL MACHINERY - 1.14%
Komatsu, Ltd. (a)                                       147,770        2,554,668
Terex Corp. *                                            40,138        1,815,040
                                                                  --------------
                                                                       4,369,708
INDUSTRIALS - 0.51%
ABB, Ltd.                                               148,163        1,949,045

INSURANCE - 2.55%
Assurant, Inc.                                           81,454        4,350,458
Chubb Corp.                                              54,819        2,848,395
HCC Insurance Holdings, Inc.                             77,611        2,551,850
                                                                  --------------
                                                                       9,750,703
INTERNET SERVICE PROVIDER - 0.98%
Google, Inc., Class A *                                   9,357        3,760,578

INTERNET SOFTWARE - 1.18%
Symantec Corp. *                                        211,351        4,497,549

LEISURE TIME - 1.33%
Electronic Arts, Inc. *                                  91,247        5,080,633

MANUFACTURING - 0.70%
Acuity Brands, Inc.                                       4,805          218,147

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Cameron International Corp. *                            41,368   $    1,998,488
Mettler-Toledo International, Inc. *                      7,229          478,198
                                                                  --------------
                                                                       2,694,833
MEDICAL-HOSPITALS - 1.21%
Manor Care, Inc. (a)                                     53,951        2,820,559
VCA Antech, Inc. *                                       50,504        1,821,174
                                                                  --------------
                                                                       4,641,733
METAL & METAL PRODUCTS - 1.44%
Companhia Vale Do Rio Doce, ADR                         138,415        2,984,227
Precision Castparts Corp.                                40,188        2,538,274
                                                                  --------------
                                                                       5,522,501
MINING - 1.70%
BHP Billiton, Ltd.                                      171,807        3,285,607
Rio Tinto PLC                                            68,000        3,216,000
                                                                  --------------
                                                                       6,501,607
OFFICE FURNISHINGS & SUPPLIES - 1.47%
Office Depot, Inc. *                                    141,234        5,606,990

PETROLEUM SERVICES - 2.92%
Baker Hughes, Inc.                                       66,450        4,531,890
BJ Services Company                                      99,808        3,007,215
Valero Energy Corp.                                      70,964        3,652,517
                                                                  --------------
                                                                      11,191,622
PHARMACEUTICALS - 7.11%
Abbott Laboratories                                      39,353        1,910,982
Allergan, Inc.                                           29,379        3,308,369
AstraZeneca PLC, SADR                                    77,236        4,827,250
Gilead Sciences, Inc. *                                  79,876        5,487,481
Novartis AG, ADR                                         77,751        4,543,768
Roche Holdings AG                                        41,300        7,140,392
                                                                  --------------
                                                                      27,218,242
RAILROADS & EQUIPMENT - 0.77%
Burlington Northern Santa Fe Corp.                       40,168        2,949,938

RETAIL TRADE - 9.76%
Aeropostale, Inc. *                                      66,147        1,933,477
AnnTaylor Stores Corp. *                                 29,812        1,247,930
Best Buy Company, Inc. (a)                              105,215        5,635,315
Costco Wholesale Corp.                                   81,020        4,025,074
DSW, Inc., Class A * (a)                                 47,517        1,496,785
Family Dollar Stores, Inc.                              174,713        5,108,608
Federated Department Stores, Inc.                        74,886        3,235,824
J.C. Penney Company, Inc.                                76,107        5,204,958
Limited Brands, Inc.                                    106,090        2,810,324
Longs Drug Stores Corp.                                  12,384          569,788
Nordstrom, Inc.                                          60,362        2,553,313
PETsMART, Inc.                                          127,362        3,534,296
                                                                  --------------
                                                                      37,355,692
SANITARY SERVICES - 0.87%
Waste Management, Inc.                                   90,335        3,313,488

ALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 2.82%
Analog Devices, Inc.                                     96,886   $    2,847,479
Freescale Semiconductor, Inc., Class B *                 46,529        1,768,567
Microchip Technology, Inc.                              115,221        3,735,465
Texas Instruments, Inc.                                  73,587        2,446,768
                                                                  --------------
                                                                      10,798,279
SOFTWARE - 5.16%
BEA Systems, Inc. *                                     283,750        4,313,000
Citrix Systems, Inc. *                                  118,526        4,291,826
Microsoft Corp.                                         212,005        5,794,097
Red Hat, Inc. * (a)                                     159,738        3,367,277
VeriFone Holdings, Inc. * (a)                            69,749        1,991,334
                                                                  --------------
                                                                      19,757,534
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.97%
Amdocs, Ltd. *                                          228,198        9,036,640
Nokia Oyj, SADR                                         228,925        4,507,533
QUALCOMM, Inc.                                          150,453        5,468,967
                                                                  --------------
                                                                      19,013,140
TELEPHONE - 0.27%
Harris Corp.                                             22,775        1,013,260

TOBACCO - 0.15%
UST, Inc.                                                10,144          556,196

TRUCKING & FREIGHT - 0.58%
Oshkosh Truck Corp.                                      44,204        2,230,976
                                                                  --------------
TOTAL COMMON STOCKS (Cost $344,100,295)                           $  375,771,233
                                                                  --------------
SHORT TERM INVESTMENTS - 8.37%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   32,033,338   $   32,033,338
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $32,033,338)                                                $   32,033,338
                                                                  --------------
REPURCHASE AGREEMENTS - 1.27%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   4.95% to be repurchased at
   $4,850,000 on 10/02/2006,
   collateralized by $4,860,000
   Federal Home Loan Bank, 5.80%
   due 09/02/2008 (valued at
   $4,949,487, including interest)(c)            $    4,848,000   $    4,848,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,848,000)                                                 $    4,848,000
                                                                  --------------
TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
   (COST $380,981,633) - 107.84%                                  $  412,652,571
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (7.84)%                                                  (29,993,759)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  382,658,812
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.85%

AEROSPACE - 1.31%
Curtiss Wright Corp.                                      5,300   $      160,855
General Dynamics Corp.                                   48,000        3,440,160
Moog, Inc., Class A *                                    20,100          696,666
Woodward Governor Company                                 1,007           33,775
                                                                  --------------
                                                                       4,331,456
APPAREL & TEXTILES - 0.91%
VF Corp.                                                 41,519        3,028,811

BANKING - 6.12%
Bank of America Corp.                                    54,601        2,924,976
Bank of New York Company, Inc.                           65,191        2,298,635
Cullen Frost Bankers, Inc.                               99,765        5,768,412
Marshall & Ilsley Corp.                                  91,736        4,419,840
Popular, Inc. (a)                                        74,500        1,448,280
SunTrust Banks, Inc.                                     25,200        1,947,456
Webster Financial Corp.                                  31,065        1,463,472
                                                                  --------------
                                                                      20,271,071
BUSINESS SERVICES - 3.64%
Automatic Data Processing, Inc.                          71,771        3,397,639
Cadence Design Systems, Inc. *                          266,670        4,522,723
R.H. Donnelley Corp. * (a)                               20,600        1,089,740
R.R. Donnelley & Sons Company                            91,985        3,031,826
                                                                  --------------
                                                                      12,041,928
CABLE AND TELEVISION - 1.97%
Comcast Corp.-Special Class A *                         177,263        6,525,051

CHEMICALS - 2.48%
Cabot Corp.                                              39,000        1,450,800
Eastman Chemical Company                                 24,730        1,335,915
Praxair, Inc.                                            91,982        5,441,655
                                                                  --------------
                                                                       8,228,370
COMMERCIAL SERVICES - 0.64%
Shaw Group, Inc. * (a)                                   89,521        2,116,276

COMPUTERS & BUSINESS EQUIPMENT - 1.13%
Henry, Jack & Associates, Inc. (a)                       36,600          796,782
Sun Microsystems, Inc. *                                593,100        2,947,707
                                                                  --------------
                                                                       3,744,489
CONTAINERS & GLASS - 1.12%
Ball Corp.                                               51,469        2,081,921
Sonoco Products Company                                  48,000        1,614,720
                                                                  --------------
                                                                       3,696,641
COSMETICS & TOILETRIES - 1.99%
Procter & Gamble Company                                106,406        6,595,044

DOMESTIC OIL - 0.08%
Range Resources Corp.                                    10,600          267,544

DRUGS & HEALTH CARE - 1.60%
Wyeth                                                   104,209        5,297,986

ELECTRICAL EQUIPMENT - 5.08%
AMETEK, Inc.                                             18,900          823,095
Anixter International, Inc. *                            59,011        3,332,351
Cooper Industries, Ltd., Class A                         45,300        3,860,466

ALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Emerson Electric Company                                 52,701   $    4,419,506
Hubbell, Inc., Class B (a)                               64,538        3,091,370
Symbol Technologies, Inc.                                86,200        1,280,932
                                                                  --------------
                                                                      16,807,720
ELECTRICAL UTILITIES - 3.44%
Ameren Corp. (a)                                         27,060        1,428,497
Avista Corp.                                             16,700          395,456
CMS Energy Corp. *                                       77,440        1,118,234
FPL Group, Inc.                                          55,500        2,497,500
PNM Resources, Inc.                                      45,000        1,240,650
The Southern Company                                    137,200        4,727,912
                                                                  --------------
                                                                      11,408,249
ELECTRONICS - 3.53%
AVX Corp. (a)                                           200,926        3,554,381
Harman International Industries, Inc.                    10,400          867,776
Vishay Intertechnology, Inc. *                          207,022        2,906,589
Zebra Technologies Corp., Class A * (a)                 122,100        4,363,854
                                                                  --------------
                                                                      11,692,600
FINANCIAL SERVICES - 0.63%
Citigroup, Inc.                                          41,722        2,072,332
FOOD & BEVERAGES - 5.56%
Campbell Soup Company (a)                               103,300        3,770,450
Diageo PLC, SADR                                         58,200        4,134,528
Kraft Foods, Inc., Class A (a)                           77,500        2,763,650
PepsiCo, Inc.                                           118,621        7,741,206
                                                                  --------------
                                                                      18,409,834
FURNITURE & FIXTURES - 0.76%
Ethan Allen Interiors, Inc. (a)                          72,909        2,527,026
GAS & PIPELINE UTILITIES - 2.28%
AGL Resources, Inc.                                      23,600          861,400
El Paso Corp. (a)                                       230,000        3,137,200
Nicor, Inc. (a)                                          20,042          856,996
NiSource, Inc.                                           46,219        1,004,801
UGI Corp.                                                69,800        1,706,610
                                                                  --------------
                                                                       7,567,007
GOLD - 1.63%
Barrick Gold Corp.                                      175,703        5,397,596

HEALTHCARE PRODUCTS - 0.59%
Zimmer Holdings, Inc. *                                  29,100        1,964,250

HOLDINGS COMPANIES/CONGLOMERATES - 4.76%
Berkshire Hathaway, Inc., Class B *                       1,296        4,113,504
General Electric Company                                330,521       11,667,391
                                                                  --------------
                                                                      15,780,895
HOTELS & RESTAURANTS - 0.80%
Brinker International, Inc.                              36,163        1,449,775
OSI Restaurant Partners, Inc. (a)                        26,100          827,631
Ruby Tuesday, Inc. (a)                                   13,500          380,565
                                                                  --------------
                                                                       2,657,971

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 2.03%
Deere & Company                                           5,155   $      432,556
Dover Corp.                                              17,200          815,968
IDEX Corp.                                               24,000        1,033,200
Kennametal, Inc.                                         16,000          906,400
Parker-Hannifin Corp.                                    42,196        3,279,895
W.W. Grainger, Inc.                                       3,860          258,697
                                                                  --------------
                                                                       6,726,716
INSURANCE - 5.46%
AFLAC, Inc.                                              59,738        2,733,611
Allstate Corp.                                           25,200        1,580,796
American International Group, Inc.                       75,000        4,969,500
Everest Re Group, Ltd.                                   36,700        3,579,351
Genworth Financial, Inc.                                113,904        3,987,779
Markel Corp. * (a)                                        3,000        1,231,980
                                                                  --------------
                                                                      18,083,017
INTERNATIONAL OIL - 2.06%
ChevronTexaco Corp.                                      63,900        4,144,554
EnCana Corp.                                             57,000        2,661,330
                                                                  --------------
                                                                       6,805,884
INTERNET SOFTWARE - 1.07%
McAfee, Inc. *                                          144,501        3,534,494

LIQUOR - 0.98%
Anheuser-Busch Companies, Inc.                           68,200        3,240,182

MANUFACTURING - 3.06%
Carlisle Companies, Inc.                                 54,023        4,543,334
Eaton Corp.                                              23,510        1,618,664
Hexcel Corp. * (a)                                       36,300          513,645
Trinity Industries, Inc. (a)                            107,084        3,444,876
                                                                  --------------
                                                                      10,120,519
METAL & METAL PRODUCTS - 1.74%
Crown Holdings, Inc. *                                  157,271        2,925,240
Quanex Corp. (a)                                         93,139        2,826,769
                                                                  --------------
                                                                       5,752,009
MINING - 1.92%
Newmont Mining Corp.                                    149,029        6,370,990

PETROLEUM SERVICES - 5.67%
Exxon Mobil Corp.                                       223,609       15,004,164
Halliburton Company                                      46,442        1,321,275
Schlumberger, Ltd.                                       21,764        1,350,021
Superior Energy Services, Inc. *                         41,700        1,095,042
                                                                  --------------
                                                                      18,770,502
PHARMACEUTICALS - 7.46%
Abbott Laboratories                                      95,000        4,613,200
GlaxoSmithKline PLC, ADR                                 73,556        3,915,386
Mylan Laboratories, Inc.                                286,402        5,765,272
Novartis AG, ADR                                        120,230        7,026,241
Pfizer, Inc.                                             19,756          560,280
Schering-Plough Corp.                                    59,496        1,314,267

ALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Teva Pharmaceutical Industries, Ltd., SADR               44,500   $    1,517,005
                                                                  --------------
                                                                      24,711,651
RAILROADS & EQUIPMENT - 0.70%
GATX Corp. (a)                                           56,300        2,329,131

REAL ESTATE - 0.70%

Host Hotels & Resorts, Inc., REIT                       101,398        2,325,056

RETAIL GROCERY - 1.75%
The Kroger Company                                      250,966        5,807,353

RETAIL TRADE - 2.52%
Federated Department Stores, Inc.                       125,720        5,432,361
Foot Locker, Inc.                                        80,300        2,027,575
Wal-Mart Stores, Inc.                                    17,783          877,058
                                                                  --------------
                                                                       8,336,994
SANITARY SERVICES - 0.87%
Waste Management, Inc.                                   78,300        2,872,044

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   - 0.98%
Avaya, Inc. *                                            40,247          460,426
Tellabs, Inc. *                                         254,303        2,787,161
                                                                  --------------
                                                                       3,247,587
TELEPHONE - 2.81%
AT&T, Inc.                                              112,700        3,669,512
BellSouth Corp.                                          18,700          799,425
Qwest Communications International,
   Inc. * (a)                                           102,100          890,312
Verizon Communications, Inc.                            105,894        3,931,844
                                                                  --------------
                                                                       9,291,093
TRAVEL SERVICES - 0.55%
Sabre Holdings Corp.                                     78,445        1,834,829

TRUCKING & FREIGHT - 1.47%
Heartland Express, Inc.                                 116,576        1,827,912
Werner Enterprises, Inc. (a)                            162,617        3,042,564
                                                                  --------------
                                                                       4,870,476
                                                                  --------------
TOTAL COMMON STOCKS (Cost $287,124,716)                           $  317,460,674
                                                                  --------------
SHORT TERM INVESTMENTS - 11.51%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   38,115,161   $   38,115,161
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $38,115,161)                                                $   38,115,161
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 3.96%

Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at 3.95% to
   be repurchased at $13,114,315 on
   10/02/2006, collateralized by $13,375,000
   Federal National Mortgage Association,
   6.25% due 02/28/2017 (valued at
   $13,375,000, including interest)(c)           $   13,110,000   $   13,110,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,110,000)                                                $   13,110,000
                                                                  --------------
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
   (COST $338,349,877) - 111.32%                                  $  368,685,835

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (11.32)%                                                          (37,500,430)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  331,185,405
                                                                  ==============

AMERICAN BLUE CHIP INCOME & GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.01%

AMERICAN FUNDS INSURANCE SERIES - 100.01%
American Blue Chip Income & Growth Trust -
   Class 2                                           18,293,715   $  206,170,168
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $176,746,238)                                            $  206,170,168
                                                                  --------------
TOTAL INVESTMENTS (AMERICAN BLUE CHIP INCOME
& GROWTH TRUST) (COST $176,746,238) - 100.01%                     $  206,170,168
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                               (20,399)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  206,149,769
                                                                  ==============

AMERICAN BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.00%

AMERICAN FUNDS INSURANCE SERIES - 100.00%
American Bond Trust, Class 2                         39,483,946   $  444,984,066
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $441,730,795)                                            $  444,984,066
                                                                  --------------
TOTAL INVESTMENTS (AMERICAN BOND TRUST)
   (COST $441,730,795) - 100.00%                                  $  444,984,066
LIABILITIES IN EXCESS OF OTHER ASSETS
   - 0.00%                                                               (22,122)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  444,961,944
                                                                  ==============

AMERICAN GROWTH-INCOME TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.01%
AMERICAN FUNDS INSURANCE SERIES - 100.01%

American Growth-Income Trust - Class 2               28,191,097   $1,138,356,493
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $997,660,785)                                            $1,138,356,493
                                                                  --------------
TOTAL INVESTMENTS (AMERICAN GROWTH-INCOME
   TRUST)
   (COST $997,660,785) - 100.01%                                  $1,138,356,493
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                               (79,328)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,138,277,165
                                                                  ==============

AMERICAN GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.01%

AMERICAN FUNDS INSURANCE SERIES - 100.01%
American Growth Trust - Class 2                      23,837,914   $1,436,711,057
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $ 1,193,059,007)                                         $1,436,711,057
                                                                  --------------
TOTAL INVESTMENTS (AMERICAN GROWTH TRUST)
   (COST $1,193,059,007) - 100.01%                                $1,436,711,057
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                              (107,148)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,436,603,909
                                                                  ==============

AMERICAN INTERNATIONAL TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.01%

AMERICAN FUNDS INSURANCE SERIES - 100.01%
American International Trust - Class 2               43,780,155   $  908,000,422
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $724,706,102)                                            $  908,000,422
                                                                  --------------
TOTAL INVESTMENTS (AMERICAN INTERNATIONAL
   TRUST)
   (COST $724,706,102) - 100.01%                                  $  908,000,422
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                               (67,202)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  907,933,220
                                                                  ==============

BLUE CHIP GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.33%

ADVERTISING - 0.33%
Monster Worldwide, Inc. *                               232,100   $    8,399,699

AEROSPACE - 1.51%
General Dynamics Corp.                                  310,774       22,273,173
Rockwell Collins, Inc.                                  152,599        8,368,529
United Technologies Corp.                               129,300        8,191,155
                                                                  --------------
                                                                      38,832,857

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AGRICULTURE - 0.88%
Monsanto Company                                        477,304   $   22,438,061

BANKING - 1.76%
Northern Trust Corp.                                    367,289       21,460,696
Wells Fargo Company (c)                                 656,892       23,766,353
                                                                  --------------
                                                                      45,227,049
BIOTECHNOLOGY - 2.92%
Amgen, Inc. *                                           554,245       39,645,145
Genentech, Inc. * (a)                                   370,622       30,650,439
Genzyme Corp. *                                          68,100        4,594,707
                                                                  --------------
                                                                      74,890,291
BROADCASTING - 0.33%
Grupo Televisa SA, SADR                                 393,700        8,370,062

BUSINESS SERVICES - 1.79%
Automatic Data Processing, Inc.                         643,781       30,476,592
First Data Corp.                                        296,864       12,468,288
Paychex, Inc.                                            83,043        3,060,135
                                                                  --------------
                                                                      46,005,015
CABLE AND TELEVISION - 1.45%
Rogers Communications, Inc.                             214,884       11,790,685
Time Warner, Inc.                                       615,314       11,217,174
Viacom, Inc. *                                          378,910       14,087,874
                                                                  --------------
                                                                      37,095,733
CELLULAR COMMUNICATIONS - 2.17%
America Movil S.A. de C.V., Series L                    559,551       22,029,523
American Tower Corp., Class A * (a)                     842,738       30,759,937
Motorola, Inc.                                          115,000        2,875,000
                                                                  --------------
                                                                      55,664,460
COAL - 0.22%
CONSOL Energy, Inc.                                     177,900        5,644,767

COMPUTERS & BUSINESS EQUIPMENT - 3.54%
Apple Computer, Inc. *                                  364,500       28,077,435
Cisco Systems, Inc. *                                 1,956,618       45,002,214
Dell, Inc. *                                            276,273        6,310,075
EMC Corp. *                                             947,352       11,349,277
                                                                  --------------
                                                                      90,739,001
COSMETICS & TOILETRIES - 1.52%
Procter & Gamble Company                                629,374       39,008,601

CRUDE PETROLEUM & NATURAL GAS - 0.07%
EOG Resources, Inc. (a)                                  28,600        1,860,430

DOMESTIC OIL - 0.42%
Murphy Oil Corp. (a)                                    228,258       10,853,668

DRUGS & HEALTH CARE - 1.46%
Novartis AG                                             323,266       18,871,186
Wyeth                                                   364,854       18,549,177
                                                                  --------------
                                                                      37,420,363

ELECTRONICS - 1.37%
Garmin, Ltd. (a)                                        309,000       15,073,020

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Harman International Industries, Inc.                   240,260   $   20,047,294
                                                                  --------------
                                                                      35,120,314
FINANCIAL SERVICES - 14.97%
Ameriprise Financial, Inc.                               30,351        1,423,462
Charles Schwab Corp.                                  1,275,586       22,832,989
Chicago Merchantile Exchange Holdings, Inc.              16,800        8,034,600
Citigroup, Inc.                                         845,417       41,991,862
Countrywide Financial Corp.                             215,000        7,533,600
E*TRADE Financial Corp. *                               924,129       22,105,166
Franklin Resources, Inc.                                339,265       35,877,274
Goldman Sachs Group, Inc.                               189,876       32,121,323
Legg Mason, Inc.                                        247,670       24,979,996
Mellon Financial Corp.                                  206,761        8,084,355
Merrill Lynch & Company, Inc.                           288,190       22,542,222
Morgan Stanley                                          324,000       23,622,840
SLM Corp.                                               636,792       33,100,448
State Street Corp. (c)                                  733,735       45,785,064
TD Ameritrade Holding Corp. *                           969,774       18,280,240
UBS AG * (c)                                            594,998       35,590,444
                                                                  --------------
                                                                     383,905,885
FOOD & BEVERAGES - 1.36%
PepsiCo, Inc.                                           380,304       24,818,639
Sysco Corp.                                             296,795        9,927,793
                                                                  --------------
                                                                      34,746,432

HEALTHCARE PRODUCTS - 3.02%
Alcon, Inc.                                              39,900        4,568,550
Johnson & Johnson                                       169,799       11,026,747
Medtronic, Inc.                                         587,036       27,261,952
St. Jude Medical, Inc. *                                435,036       15,352,420
Stryker Corp.                                           386,979       19,190,289
                                                                  --------------
                                                                      77,399,958
HEALTHCARE SERVICES - 7.25%
Cardinal Health, Inc.                                   119,595        7,862,175
Caremark Rx, Inc.                                       691,103       39,164,807
DaVita, Inc. *                                           42,700        2,471,049
Humana, Inc. * (a)                                      316,600       20,924,094
Medco Health Solutions, Inc. * (a)                      189,800       11,408,878
Quest Diagnostics, Inc.                                 215,122       13,156,861
UnitedHealth Group, Inc.                              1,216,459       59,849,783
Wellpoint, Inc. *                                       405,272       31,226,208
                                                                  --------------
                                                                     186,063,855
HOLDINGS COMPANIES/CONGLOMERATES - 3.93%
General Electric Company                              2,853,701      100,735,645

HOTELS & RESTAURANTS - 1.48%
Marriott International, Inc., Class A                   391,288       15,119,369
Wynn Resorts, Ltd. * (a)                                337,427       22,948,410
                                                                  --------------
                                                                      38,067,779
HOUSEHOLD PRODUCTS - 0.25%
Fortune Brands, Inc.                                     84,138        6,319,605

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 0.08%
Deere & Company (a)                                      24,987   $    2,096,659

INSURANCE - 3.69%
Aetna, Inc.                                             447,748       17,708,434
American International Group, Inc.                      661,274       43,816,015
Hartford Financial Services Group, Inc.                 210,684       18,276,837
Prudential Financial, Inc.                              195,100       14,876,375
                                                                  --------------
                                                                      94,677,661
INTERNET RETAIL - 0.99%
Amazon.com, Inc. * (a)                                  543,989       17,472,927
eBay, Inc. *                                            281,235        7,975,824
                                                                  --------------
                                                                      25,448,751
INTERNET SERVICE PROVIDER - 2.98%
Google, Inc., Class A *                                 122,866       49,379,845
Yahoo!, Inc. *                                        1,064,632       26,913,897
                                                                  --------------
                                                                      76,293,742
INTERNET SOFTWARE - 0.67%
Juniper Networks, Inc. *                                996,521       17,219,883

LEISURE TIME - 0.97%
International Game Technology, Inc.                     600,002       24,900,083

MANUFACTURING - 4.06%
Danaher Corp.                                           929,763       63,846,825
Honeywell International, Inc.                           306,005       12,515,604
Illinois Tool Works, Inc.                               416,974       18,722,133
Tyco International, Ltd.                                325,200        9,102,348
                                                                  --------------
                                                                     104,186,910
PETROLEUM SERVICES - 6.21%
Baker Hughes, Inc.                                      389,159       26,540,644
Exxon Mobil Corp.                                       470,438       31,566,390
Schlumberger, Ltd.                                      850,192       52,737,410
Smith International, Inc.                               904,272       35,085,754
Total SA, ADR                                           201,308       13,274,249
                                                                  --------------
                                                                     159,204,447
PHARMACEUTICALS - 4.34%
Allergan, Inc. (a)                                       92,000       10,360,120
Celgene Corp. * (a)                                     303,800       13,154,540
Gilead Sciences, Inc. *                                 487,881       33,517,425
Pfizer, Inc.                                            686,295       19,463,326
Roche Holdings AG                                       106,395       18,394,722
Sepracor, Inc. * (a)                                    338,412       16,392,677
                                                                  --------------
                                                                     111,282,810
PUBLISHING - 0.04%
McGraw-Hill Companies, Inc.                              16,252          943,104

RAILROADS & EQUIPMENT - 0.36%
Union Pacific Corp.                                     105,994        9,327,472

RETAIL TRADE - 6.31%
Bed Bath & Beyond, Inc. *                                47,000        1,798,220
Best Buy Company, Inc.                                  136,540        7,313,082
CVS Corp.                                               495,302       15,909,100
Home Depot, Inc.                                        698,048       25,318,201

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Kohl's Corp. * (a)                                      664,430   $   43,134,796
Target Corp. (a)                                        516,522       28,537,841
Wal-Mart Stores, Inc.                                   809,364       39,917,832
                                                                  --------------
                                                                     161,929,072
SEMICONDUCTORS - 5.89%
Analog Devices, Inc.                                    498,943       14,663,935
Applied Materials, Inc.                                 743,200       13,176,936
Intel Corp.                                             622,292       12,800,546
Linear Technology Corp.                                 522,690       16,266,113
Marvell Technology Group, Ltd. * (a)                  1,292,210       25,030,108
Maxim Integrated Products, Inc. (a)                     981,372       27,547,112
Texas Instruments, Inc.                                 622,118       20,685,423
Xilinx, Inc.                                            951,325       20,881,584
                                                                  --------------
                                                                     151,051,757
SOFTWARE - 4.63%
Adobe Systems, Inc. *                                   460,275       17,237,299
Intuit, Inc. *                                          285,722        9,168,819
Microsoft Corp.                                       2,379,740       65,038,294
Oracle Corp. *                                        1,544,662       27,402,304
                                                                  --------------
                                                                     118,846,716
TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.60%
Corning, Inc. *                                         605,115       14,770,857
Ericsson LM, Series B                                 3,083,600       10,709,873
Nokia Oyj, SADR                                       1,041,628       20,509,655
QUALCOMM, Inc.                                           80,777        2,936,244
Telus Corp., Non Voting Shares                          315,918       17,681,930
                                                                  --------------
                                                                      66,608,559
TRAVEL SERVICES - 1.51%
American Express Company                                690,252       38,709,332
                                                                  --------------
TOTAL COMMON STOCKS (Cost $2,190,658,491)                         $2,547,536,488
                                                                  --------------
SHORT TERM INVESTMENTS - 4.59%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  109,117,217   $  109,117,217
T. Rowe Price Reserve Investment Fund (c)             8,772,663        8,772,663
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $117,889,880)                                               $  117,889,880
                                                                  --------------
REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State Street
   Corp. dated 09/29/2006 at 3.95% to be
   repurchased at $2,035,670 on 10/02/2006,
   collateralized by $2,200,000 Federal
   National Mortgage Association, 5.70% due
   03/27/2023 (valued at $2,078,676,
   including interest) (c)                       $    2,035,000   $    2,035,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,035,000)                                                 $    2,035,000
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)
   (COST $2,310,583,371) - 104.00%                                $2,667,461,368
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (4.00)%                                                          (102,649,644)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,564,811,724
                                                                  ==============

BOND INDEX TRUST A

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS - 24.86%

U.S. TREASURY BONDS - 7.57%
   4.50% due 02/15/2036                          $    2,556,000   $    2,449,167
   7.875% due 02/15/2021                                300,000          394,242
   9.25% due 02/15/2016                                 900,000        1,211,344
   11.25% due 02/15/2015                                950,000        1,381,731
                                                                  --------------
                                                                       5,436,484
U.S. TREASURY NOTES - 17.29%
   3.125% due 04/15/2009                              1,052,000        1,014,522
   3.25% due 08/15/2007                               2,030,000        2,000,502
   3.375% due 09/15/2009                              1,050,000        1,014,481
   3.875% due 05/15/2010                              1,568,000        1,531,066
   4.75% due 11/15/2008 to 05/15/2014                 2,911,000        2,920,372
   4.875% due 08/15/2016                              1,551,000        1,580,323
   5.50% due 02/15/2008                               2,340,000        2,362,211
                                                                  --------------
                                                                      12,423,477
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,764,036)                                                $   17,859,961
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.91%

FEDERAL HOME LOAN BANK - 1.64%
   3.875% due 01/15/2010 to 06/14/2013                1,225,000        1,177,932

FEDERAL HOME LOAN MORTGAGE CORP. - 4.21%
   4.25% due 07/15/2009                                 800,000          785,541
   5.75% due 04/15/2008                               1,100,000        1,112,056
   6.00% due 06/15/2011                                 950,000          992,763
   6.25% due 07/15/2032                                 120,000          139,013
                                                                  --------------
                                                                       3,029,373
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 38.06%
   4.375% due 10/15/2015                                750,000          721,954
   4.50% due 04/01/2021                               2,225,001        2,145,561
   5.00% due 06/01/2018 to 07/01/2036                 7,429,094        7,191,884
   5.50% due 08/01/2017 to 06/01/2036                 8,829,996        8,722,046
   6.00% due 05/01/2036 to 08/01/2036                 3,370,002        3,385,475
   6.125% due 03/15/2012                              1,275,000        1,347,140
   6.375% due 06/15/2009                              1,200,000        1,243,526
   6.50% due 07/01/2036                               1,500,001        1,527,544
   6.625% due 11/15/2030                                100,000          120,075
   7.125% due 06/15/2010                                750,000          805,809
   7.25% due 05/15/2030                                 100,000          128,438
                                                                  --------------
                                                                      27,339,452
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $31,317,740)                                             $   31,546,757
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.07%
CANADA - 0.49%
Government of Canada
   5.25% due 11/05/2008                                 150,000          151,306

BOND INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

CANADA (CONTINUED)
Province of Quebec Canada (continued)
   5.75% due 02/15/2009                          $      200,000   $      203,341
                                                                  --------------
                                                                         354,647
ITALY - 0.34%
Italy Government International Bond
   4.50% due 01/21/2015                                 250,000          241,529

MEXICO - 0.24%
Government of Mexico
   9.875% due 02/01/2010                                150,000          171,150
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $759,724)                                                   $      767,326
                                                                  --------------
CORPORATE BONDS - 21.34%

AEROSPACE - 0.45%
Northrop Grumman Corp.
   7.75% due 03/01/2016                                 150,000          174,773
Raytheon Company
   6.75% due 08/15/2007                                 150,000          151,624
                                                                  --------------
                                                                         326,397
AGRICULTURE - 0.24%
Archer-Daniels-Midland Co
   7.00% due 02/01/2031                                 150,000          173,727

AUTOMOBILES - 0.29%
DaimlerChrysler North America Holding
   7.20% due 09/01/2009                                 200,000          208,390

BANKING - 3.10%
BAC Capital Trust XI
   6.625% due 05/23/2036                                150,000          158,246
Bank of America Corp.
   7.80% due 02/15/2010                                 200,000          215,928
Bank One Corp.
   7.875% due 08/01/2010                                250,000          272,567
KfW International Finance, Inc.
   3.25% due 03/30/2009                                 150,000          144,164
Lehman Brothers Holdings, Inc., Series MTN
   5.75% due 04/25/2011                                 200,000          202,263
Royal Bank of Scotland Group PLC
   5.00% due 11/12/2013                                 300,000          293,587
US Bank NA, Series BKNT
   6.375% due 08/01/2011                                200,000          209,908
Wachovia Corp.
   5.625% due 12/15/2008                                200,000          201,691
Wells Fargo Bank NA
   6.45% due 02/01/2011                                 500,000          525,083
                                                                  --------------
                                                                       2,223,437
BUILDING MATERIALS & CONSTRUCTION - 0.17%
CRH America, Inc.
   6.00% due 09/30/2016                                 120,000          120,168

CABLE AND TELEVISION - 0.85%
Comcast Corp.
   5.90% due 03/15/2016                                 200,000          200,092

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Cox Communications, Inc.
   4.625% due 01/15/2010                         $      200,000   $      194,542
Time Warner, Inc.
   7.25% due 10/15/2017                                 200,000          215,879
                                                                  --------------
                                                                         610,513
CHEMICALS - 0.30%
EI Du Pont de Nemours & Company
   6.50% due 01/15/2028                                 200,000          217,223

COMPUTERS & BUSINESS EQUIPMENT - 0.48%
Cisco Systems, Inc.
   5.25% due 02/22/2011                                 150,000          150,631
International Business Machines Corp.
   4.25% due 09/15/2009                                 200,000          195,735
                                                                  --------------
                                                                         346,366
DOMESTIC OIL - 0.50%
ChevronTexaco Capital Company
   3.50% due 09/17/2007                                 150,000          147,670
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                200,000          212,840
                                                                  --------------
                                                                         360,510
ELECTRICAL UTILITIES - 1.08%
Constellation Energy Group Inc.
   7.60% due 04/01/2032                                 115,000          135,391
Duke Energy Corp.
   5.625% due 11/30/2012                                200,000          202,847
FirstEnergy Corp.
   7.375% due 11/15/2031                                250,000          289,037
Ontario Electricity Financial Corp.
   6.10% due 01/30/2008                                 150,000          151,715
                                                                  --------------
                                                                         778,990
FINANCIAL SERVICES - 4.35%
American Express Company
   4.875% due 07/15/2013                                250,000          243,669
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                 250,000          253,584
Capital One Financial Corp, Series MTN
   5.70% due 09/15/2011                                 250,000          251,761
CIT Group, Inc.
   4.00% due 05/08/2008                                 150,000          147,171
Citigroup, Inc.
   5.00% due 09/15/2014                                 500,000          487,138
Countrywide Home Loans, Inc., Series MTNH
   6.25% due 04/15/2009                                 150,000          153,445
General Electric Capital Corp.
   6.125% due 02/22/2011                                150,000          155,628
Household Finance Corp.
   6.375% due 11/27/2012                                100,000          104,910
HSBC Finance Corp.
   8.00% due 07/15/2010                                 150,000          163,871
International Lease Finance Corp.,
   Series MTN
   5.45% due 03/24/2011                                 200,000          201,237
Merrill Lynch & Company, Inc.
   6.875% due 11/15/2018                                200,000          222,590

BOND INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley
   6.75% due 04/15/2011                          $      250,000   $      264,309
National Rural Utilities Cooperative Finance
   Corp.
   5.75% due 08/28/2009                                 250,000          254,073
Residential Capital Corp.
   6.00% due 02/22/2011                                 125,000          124,848
SLM Corp., Series A
   5.00% due 04/15/2015                                 100,000           96,355
                                                                  --------------
                                                                       3,124,589
FOOD & BEVERAGES - 0.64%
Kraft Foods, Inc.
   5.25% due 10/01/2013                                 250,000          247,122
Unilever Capital Corp.
   7.125% due 11/01/2010                                200,000          213,654
                                                                  --------------
                                                                         460,776
FOREST PRODUCTS - 0.21%
Weyerhaeuser Company
   6.125% due 03/15/2007                                150,000          150,167
GAS & PIPELINE UTILITIES - 0.28%
TransCanada Pipelines, Ltd.
   5.85% due 03/15/2036                                 200,000          198,714

HOLDINGS COMPANIES/CONGLOMERATES - 0.34%
General Electric Company
   5.00% due 02/01/2013                                 250,000          247,175

INDUSTRIAL MACHINERY - 0.64%
Caterpillar, Inc.
   7.25% due 09/15/2009                                 200,000          211,751
John Deere Capital Corp.
   5.10% due 01/15/2013                                 250,000          247,157
                                                                  --------------
                                                                         458,908
INSURANCE - 1.12%
Allstate Corp.
   7.20% due 12/01/2009                                 400,000          423,937
Marsh & McLennan Companies, Inc.
   4.85% due 02/15/2013                                 200,000          189,267
MetLife, Inc.
   5.70% due 06/15/2035                                 200,000          194,342
                                                                  --------------
                                                                         807,546
INTERNATIONAL OIL - 0.23%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                                150,000          162,150

LEISURE TIME - 0.35%
Walt Disney Co, Series MTN
   5.625% due 09/15/2016                                250,000          251,786

LIQUOR - 0.46%
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                                 300,000          333,478

MANUFACTURING - 0.30%
Honeywell International, Inc.
   7.50% due 03/01/2010                                 200,000          214,484

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

METAL & METAL PRODUCTS - 0.22%
Alcoa, Inc.
   7.375% due 08/01/2010                         $      150,000   $      161,045

PETROLEUM SERVICES - 0.50%
Anadarko Petroleum Corp.
   3.25% due 05/01/2008                                 150,000          144,993
Weatherford International, Ltd.
   5.50% due 02/15/2016                                 215,000          211,744
                                                                  --------------
                                                                         356,737
PHARMACEUTICALS - 0.28%
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                                 200,000          203,727

RAILROADS & EQUIPMENT - 0.37%
Canadian National Railway Company
   6.375% due 10/15/2011                                150,000          157,177
Norfolk Southern Corp.
   7.35% due 05/15/2007                                 105,000          106,151
                                                                  --------------
                                                                         263,328
REAL ESTATE - 0.76%
EOP Operating, LP
   7.00% due 07/15/2011                                 150,000          158,784
Realty Income Corp.
   5.95% due 09/15/2016                                 135,000          136,612
Simon Property Group, LP
   6.375% due 11/15/2007                                150,000          151,296
Vornado Realty, LP
   5.60% due 02/15/2011                                 100,000           99,978
                                                                  --------------
                                                                         546,670
RETAIL - 0.43%
Wal-Mart Stores, Inc.
   7.55% due 02/15/2030                                 250,000          307,085

RETAIL TRADE - 0.30%
Federated Department Stores, Inc.
   6.625% due 04/01/2011                                100,000          103,540
Target Corp.
   7.50% due 08/15/2010                                 100,000          108,104
                                                                  --------------
                                                                         211,644
TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   1.08%
Deutsche Telekom International Finance BV
   8.25% due 06/15/2030 (b)                             250,000          305,423
SBC Communications, Inc.
   5.625% due 06/15/2016                                200,000          197,806
Verizon Global Funding Corp.
   7.375% due 09/01/2012                                250,000          273,448
                                                                  --------------
                                                                         776,677
TELEPHONE - 1.02%
BellSouth Corp.
   4.20% due 09/15/2009                                 200,000          193,974
British Telecommunications PLC
   8.58% due 12/15/2030 (b)                             250,000          333,518

BOND INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Sprint Capital Corp.
   6.875% due 11/15/2028                         $      200,000   $      202,692
                                                                  --------------
                                                                         730,184
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $15,280,151)                          $   15,332,591
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.17%
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class AM
   5.421% due 09/10/2045 (b)                            200,000          200,048
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW11, Class AM
   5.6252% due 03/11/2039 (b)                           200,000          200,906
Citigroup Commercial Mortgage Trust, Series
   2006-C4, Class A1
   5.9111% due 03/15/2049 (b)                           585,665          595,691
Citigroup/Deutsche Bank Commercial Mortgage,
   Series 2006-CD2, Class AM
   5.5915% due 01/15/2046 (b)                           200,000          201,275
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.0512% due 10/20/2035 (b)                            85,280           84,900
GS Mortgage Securities Corp. II, Series
   2006-GG6, Class AM
   5.622% due 04/10/2038 (b)                            200,000          203,330
JP Morgan Chase Commercial Mortgage
   Securities Corp, Series 2006-LDP8,
   Class A3B
   5.447% due 05/15/2045 (b)                            205,000          206,015
Lehman Brothers Holdings, Inc., Series 2006-
   C6, Class AJ
   1.00% due 09/15/2039 (c)                             205,000          206,011
Merrill Lynch/Countrywide Commercial
   Mortgage Trust, Series 2006-2, Class A1
   5.773% due 06/12/2046 (b)                            388,320          393,413
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C24, Class A2
   5.506% due 03/15/2045                                250,000          252,674
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C27, Class A1
   5.405% due 07/15/2045                                446,176          447,550
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $2,973,824)                                              $    2,991,813
                                                                  --------------
ASSET BACKED SECURITIES - 0.63%
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB2,
   Class AF2
   5.501% due 12/25/2036                                250,000          249,492
Renaissance Home Equity Loan Trust, Series
   2006-1, Class AF2
   5.533% due 05/25/2036                                100,000           99,781
Renaissance Home Equity Loan Trust, Series
   2006-1, Class AF3
   5.608% due 05/25/2036                                100,000          100,188
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $449,990)                                                   $      449,461
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 2.97%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $2,136,703 on 10/02/2006,
   collateralized by $2,190,000 Federal
   National Mortgage Association,
   5.40% due 06/15/2015 (valued at
   $2,179,050, including interest) (c)           $    2,136,000   $    2,136,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,136,000)                                              $    2,136,000
                                                                  --------------
TOTAL INVESTMENTS (BOND INDEX TRUST A)
   (COST $70,681,465) - 98.95%                                    $   71,083,909
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.05%                            753,575
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   71,837,484
                                                                  ==============

BOND INDEX TRUST B

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS - 21.40%

U.S. TREASURY BONDS - 13.81%
   4.50% due 02/15/2036 (a)                      $    1,073,000   $    1,028,152
   5.50% due 08/15/2028 (a)                             270,000          294,216
   6.125% due 11/15/2027 to 08/15/2029 (a)              970,000        1,138,669
   6.25% due 05/15/2030 (a)                           1,300,000        1,562,336
   6.625% due 02/15/2027 (a)                            295,000          362,758
   6.75% due 08/15/2026                                 775,000          962,090
   7.50% due 11/15/2016 (a)                           2,200,000        2,695,000
   7.875% due 02/15/2021 (a)                            900,000        1,182,727
   8.75% due 08/15/2020 (a)                           1,400,000        1,953,766
   8.875% due 08/15/2017 (a)                          1,550,000        2,094,075
   9.25% due 02/15/2016 (a)                           1,800,000        2,422,688
   10.375% due 11/15/2012 (a)                         3,300,000        3,494,647
   11.25% due 02/15/2015 (a)                            260,000          378,158
   11.75% due 11/15/2014 (a)                            465,000          559,889
   12.00% due 08/15/2013 (a)                          1,000,000        1,129,414
   13.25% due 05/15/2014 (a)                          1,200,000        1,452,327
                                                                  --------------
                                                                      22,710,912
U.S. TREASURY NOTES - 7.59%
   3.375% due 09/15/2009 (a)                          1,400,000        1,352,641
   3.875% due 05/15/2010 (a)                          2,050,000        2,001,712
   4.75% due 05/15/2014 (a)                           1,230,000        1,240,426
   4.875% due 08/15/2016 (a)                          3,998,000        4,073,586
   5.00% due 02/15/2011 to 08/15/2011 (a)             2,485,000        2,531,137
   6.00% due 08/15/2009 (a)                           1,250,000        1,295,654
                                                                  --------------
                                                                      12,495,156
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $35,988,151)                                             $   35,206,068
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.52%

FEDERAL HOME LOAN BANK - 1.67%
   3.875% due 01/15/2010 to 06/14/2013                2,650,000        2,516,644

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN BANK (CONTINUED)
   5.80% due 09/02/2008                          $      225,000   $      227,742
                                                                  --------------
                                                                       2,744,386
FEDERAL HOME LOAN MORTGAGE CORP. - 7.11%
   4.00% due 05/01/2009                                  87,854           86,126
   4.25% due 07/15/2009                                 650,000          638,252
   4.50% due 05/01/2024 to 10/01/2033                   634,195          597,452
   5.00% due 11/01/2007 to 04/01/2024                   599,314          585,440
   5.50% due 02/01/2023                                 324,534          323,316
   5.75% due 04/15/2008 to 01/15/2012                 3,700,000        3,772,832
   6.00% due 01/01/2009 to 06/01/2022                 1,129,511        1,176,091
   6.25% due 07/15/2032                                 450,000          521,297
   6.50% due 11/01/2015 to 06/01/2021                   266,613          272,925
   6.625% due 09/15/2009                                720,000          752,730
   7.00% due 02/01/2016 to 04/01/2032                   277,972          286,338
   7.10% due 04/10/2007                               2,500,000        2,522,790
   7.50% due 02/01/2016 to 03/01/2032                    91,233           94,539
   8.00% due 02/01/2030                                  13,921           14,650
   8.50% due 10/01/2031                                  43,242           46,353
                                                                  --------------
                                                                      11,691,131
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.28%
   4.00% due 11/01/2010 to 08/01/2020                 1,759,178        1,666,757
   4.50% due 12/01/2020 to 06/01/2034                 5,650,010        5,429,510
   5.00% due 01/15/2007 to 12/01/2034                13,499,745       13,111,456
   5.50% due 01/01/2009 to 09/01/2036                18,003,510       17,791,828
   6.00% due 10/01/2013 to 05/01/2035                 5,094,498        5,134,315
   6.125% due 03/15/2012                              2,300,000        2,430,134
   6.25% due 05/15/2029                                 415,000          474,111
   6.375% due 06/15/2009                                800,000          829,018
   6.50% due 02/01/2015 to 02/01/2036                 3,883,203        3,956,473
   6.625% due 09/15/2009 to 11/15/2030                2,130,000        2,287,720
   7.00% due 12/01/2012 to 10/01/2032                   765,288          786,209
   7.125% due 06/15/2010 to 01/15/2030                1,509,000        1,661,099
   7.25% due 05/15/2030                                 450,000          577,971
   7.50% due 10/01/2015 to 08/01/2031                   165,471          171,370
   8.00% due 08/01/2030 to 09/01/2031                    67,064           70,732
   8.50% due 09/01/2030                                  11,857           12,744
                                                                  --------------
                                                                      56,391,447
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   3.15%
   4.50% due 05/15/2019 to 08/15/2033                   200,018          190,929
   5.00% due 05/15/2018 to 06/15/2034                   995,830          970,982
   5.50% due 11/15/2032 to 11/15/2034                 1,860,048        1,849,390
   6.00% due 04/15/2017 to 07/15/2034                 1,095,613        1,110,850
   6.50% due 01/15/2016 to 01/15/2033                   612,203          628,759
   7.00% due 08/15/2029 to 05/15/2032                   305,629          315,688
   7.50% due 08/15/2029 to 06/15/2032                    88,416           92,040
   8.00% due 04/15/2031 to 07/15/2031                    21,653           22,948
   8.50% due 09/15/2030                                   6,935            7,442
   9.00% due 01/15/2031                                   4,092            4,435
                                                                  --------------
                                                                       5,193,463

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

TENNESSEE VALLEY AUTHORITY - 0.19%
   6.75% due 11/01/2025                          $      260,000   $      309,927

THE FINANCING CORP. - 0.12%
   8.60% due 09/26/2019                                 150,000          198,901
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $76,420,410)                                             $   76,529,255
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 2.26%

CANADA - 0.51%
Government of Canada
   5.25% due 11/05/2008 (a)                             125,000          126,088
Province of Manitoba Canada, Series BU
   9.625% due 12/01/2018                                300,000          414,737
Province of Quebec Canada, Series NN
   7.125% due 02/09/2024                                150,000          179,343
   7.50% due 07/15/2023                                 100,000          123,402
                                                                  --------------
                                                                         843,570
GREECE - 0.25%
Republic of Greece
   6.95% due 03/04/2008                                 405,000          415,721

ITALY - 0.33%
Republic of Italy
   6.875% due 09/27/2023                                460,000          536,714

MALAYSIA - 0.03%
Government of Malaysia
   8.75% due 06/01/2009                                  50,000           54,195

MEXICO - 0.67%
Government of Mexico
   9.875% due 02/01/2010                                970,000        1,106,770

NEW ZEALAND - 0.08%
Government of New Zealand
   8.75% due 12/15/2006                                 120,000          120,848

SOUTH KOREA - 0.39%
Republic of Korea
   8.875% due 04/15/2008                                600,000          635,479
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,562,659)                                                 $    3,713,297
                                                                  --------------
CORPORATE BONDS - 21.34%

AEROSPACE - 0.41%
Boeing Company
   8.75% due 09/15/2031                                  90,000          126,456
Northrop Grumman Corp.
   7.75% due 03/01/2016                                  75,000           87,387
Raytheon Company
   6.75% due 08/15/2007                                 200,000          202,165
United Technologies Corp.
   6.10% due 05/15/2012 (a)                             180,000          188,089
   8.875% due 11/15/2019                                 50,000           65,104
                                                                  --------------
                                                                         669,201

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AGRICULTURE - 0.27%
Archer-Daniels-Midland Co
   7.00% due 02/01/2031                          $      385,000   $      445,898

ALUMINUM - 0.12%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                200,000          199,584

AUTOMOBILES - 0.45%
DaimlerChrysler North America Holding
   7.20% due 09/01/2009                                 650,000          677,268
Toyota Motor Credit Corp.
   5.50% due 12/15/2008                                  60,000           60,374
                                                                  --------------
                                                                         737,642
BANKING - 2.76%
Bank of America Corp.
   7.80% due 02/15/2010                                 350,000          377,874
Bank One Corp.
   7.875% due 08/01/2010                                300,000          327,080
KfW International Finance, Inc.
   3.25% due 03/30/2009                                 500,000          480,546
Nationsbank Corp.
   7.75% due 08/15/2015                                 400,000          462,848
Royal Bank of Scotland Group PLC
   5.00% due 11/12/2013                                 300,000          293,587
   6.40% due 04/01/2009                                 150,000          155,432
SMBC International Finance NV
   8.50% due 06/15/2009                                 100,000          107,625
US Bank NA, Series BKNT
   6.375% due 08/01/2011                                325,000          341,101
Wachovia Corp.
   4.95% due 11/01/2006                               1,350,000        1,349,316
   5.625% due 12/15/2008                                 75,000           75,634
Wells Fargo Bank NA
   6.45% due 02/01/2011                                 550,000          577,591
                                                                  --------------
                                                                       4,548,634
BROADCASTING - 0.53%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                 400,000          421,740
News America Holdings
   7.70% due 10/30/2025                                 100,000          110,605
   8.00% due 10/17/2016 (a)                             250,000          288,303
Viacom, Inc.
   7.875% due 07/30/2030                                 50,000           54,598
                                                                  --------------
                                                                         875,246
BUSINESS SERVICES - 0.25%
First Data Corp.
   5.625% due 11/01/2011                                400,000          408,048

CABLE AND TELEVISION - 0.52%
Comcast Cable Communications
   8.875% due 05/01/2017                                 75,000           90,628
Tele-Communications-TCI Group
   7.125% due 02/15/2028                                 70,000           73,478
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                200,000          235,879
Time Warner, Inc.
   7.25% due 10/15/2017                                 350,000          377,789

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Time Warner, Inc. (continued)
   7.625% due 04/15/2031                         $       75,000   $       82,850
                                                                  --------------
                                                                         860,624
CELLULAR COMMUNICATIONS - 0.52%
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                300,000          328,528
Vodafone Group PLC
   7.75% due 02/15/2010                                 500,000          536,147
                                                                  --------------
                                                                         864,675
CHEMICALS - 0.13%
Eastman Chemical Company
   7.60% due 02/01/2027                                  50,000           54,832
EI Du Pont de Nemours & Company
   6.50% due 01/15/2028 (a)                             150,000          162,917
                                                                  --------------
                                                                         217,749
COMPUTERS & BUSINESS EQUIPMENT - 0.43%
International Business Machines Corp.
   4.25% due 09/15/2009                                 600,000          587,204
   7.00% due 10/30/2025                                 100,000          114,486
                                                                  --------------
                                                                         701,690
COSMETICS & TOILETRIES - 0.07%
Procter & Gamble Company
   6.45% due 01/15/2026                                 100,000          110,688

DOMESTIC OIL - 0.78%
Anadarko Finance Company, Series B
   6.75% due 05/01/2011                                 200,000          210,145
ChevronTexaco Capital Company
   3.50% due 09/17/2007                                 600,000          590,680
ConocoPhillips
   6.65% due 07/15/2018                                  50,000           55,023
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                400,000          425,680
                                                                  --------------
                                                                       1,281,528
DRUGS & HEALTH CARE - 0.06%
Eli Lilly & Company
   7.125% due 06/01/2025                                 80,000           93,800

ELECTRICAL UTILITIES - 1.72%
Alabama Power Company
   5.70% due 02/15/2033 (a)                              80,000           79,820
Alabama Power Company, Series Q
   5.50% due 10/15/2017                                 100,000          100,548
Cincinnati Gas & Electric Company
   5.70% due 09/15/2012                                 300,000          302,257
Constellation Energy Group, Inc.
   7.00% due 04/01/2012                                 240,000          256,876
Dominion Resources, Inc.
   8.125% due 06/15/2010                                200,000          217,679
Duke Energy Corp.
   5.625% due 11/30/2012                                400,000          405,694
FirstEnergy Corp.
   7.375% due 11/15/2031                                246,000          284,412
Hydro Quebec, Series HY
   8.40% due 01/15/2022                                 100,000          131,229

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Oncor Electric Delivery Company
   6.375% due 05/01/2012                         $      400,000   $      412,738
Ontario Electricity Financial Corp.
   6.10% due 01/30/2008                                 100,000          101,143
Progress Energy, Inc.
   7.10% due 03/01/2011                                 500,000          535,971
                                                                  --------------
                                                                       2,828,367
ENERGY - 0.65%
MidAmerican Energy Holdings Company
   8.48% due 09/15/2028                                  60,000           76,318
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                                 200,000          208,766
Norsk Hydro ASA
   7.25% due 09/23/2027                                  75,000           87,429
Occidental Petroleum Corp.
   6.75% due 01/15/2012                                 265,000          283,201
Sempra Energy
   6.00% due 02/01/2013                                 400,000          409,818
                                                                  --------------
                                                                       1,065,532
FINANCIAL SERVICES - 4.26%
American Express Company
   4.875% due 07/15/2013                                150,000          146,202
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                 240,000          243,441
CIT Group, Inc.
   6.00% due 04/01/2036                                 175,000          170,400
Citicorp Capital II
   8.015% due 02/15/2027                                100,000          104,564
Citigroup, Inc.
   5.00% due 09/15/2014                                 472,000          459,858
   5.875% due 02/22/2033                                190,000          189,354
   6.625% due 01/15/2028                                100,000          109,976
Countrywide Home Loans, Inc., Series MTNH
   6.25% due 04/15/2009                                 250,000          255,741
Countrywide Home Loans, Inc., Series MTNK
   5.50% due 02/01/2007                                 200,000          200,016
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                                 400,000          421,407
FleetBoston Financial Corp.
   6.70% due 07/15/2028                                  75,000           83,101
   7.375% due 12/01/2009                                100,000          106,458
General Electric Capital Corp.
   6.125% due 02/22/2011                              1,150,000        1,193,148
Goldman Sachs Capital, Inc.
   6.345% due 02/15/2034                                160,000          158,981
HSBC Finance Corp.
   5.875% due 02/01/2009                                280,000          284,628
   8.00% due 07/15/2010                                 350,000          382,366
HSBC Holdings PLC
   7.50% due 07/15/2009                                 150,000          159,155
JPMorgan Chase & Company
   7.125% due 02/01/2007                                225,000          226,184
MBNA Corp.
   5.00% due 06/15/2015                                 250,000          243,112

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Merrill Lynch & Company, Inc.
   5.45% due 07/15/2014                          $      170,000   $      170,247
   6.875% due 11/15/2018                                120,000          133,554
Morgan Stanley
   6.75% due 04/15/2011                                 250,000          264,309
National Rural Utilities Cooperative Finance
   Corp.
   5.75% due 08/28/2009                                 700,000          711,403
The Goldman Sachs Group, Inc.
   7.35% due 10/01/2009                                 500,000          529,969
Washington Mutual Capital I
   8.375% due 06/01/2027                                 60,000           63,270
                                                                  --------------
                                                                       7,010,844
FOOD & BEVERAGES - 1.04%
Coca-Cola Enterprises, Inc.
   8.50% due 02/01/2022                                 100,000          127,812
ConAgra Foods, Inc.
   7.875% due 09/15/2010                                167,000          181,629
   9.75% due 03/01/2021                                  75,000           96,907
General Mills, Inc.
   6.00% due 02/15/2012                                 250,000          257,443
Kraft Foods, Inc.
   4.625% due 11/01/2006                                300,000          299,786
   5.25% due 10/01/2013                                 325,000          321,259
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                 100,000          115,074
Sara Lee Corp.
   6.25% due 09/15/2011                                 100,000          102,435
Unilever Capital Corp.
   7.125% due 11/01/2010                                200,000          213,654
                                                                  --------------
                                                                       1,715,999
FOREST PRODUCTS - 0.13%
Weyerhaeuser Company
   6.125% due 03/15/2007                                 76,000           76,085
   7.125% due 07/15/2023                                130,000          130,644
                                                                  --------------
                                                                         206,729
INDUSTRIAL MACHINERY - 0.17%
Caterpillar, Inc.
   5.30% due 09/15/2035                                  62,000           58,669
John Deere Capital Corp.
   5.10% due 01/15/2013                                 170,000          168,067
   6.00% due 02/15/2009 (a)                              60,000           61,004
                                                                  --------------
                                                                         287,740
INSURANCE - 0.48%
Allstate Corp.
   7.20% due 12/01/2009                                 170,000          180,173
AXA SA
   8.60% due 12/15/2030                                 120,000          153,203
Hartford Life, Inc.
   7.65% due 06/15/2027                                  50,000           60,560
Marsh & McLennan Companies, Inc.
   4.85% due 02/15/2013                                 240,000          227,120
Torchmark Corp.
   8.25% due 08/15/2009                                 100,000          107,560

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Travelers Property Casualty Corp.
   7.75% due 04/15/2026                          $       50,000   $       59,149
                                                                  --------------
                                                                         787,765
INTERNATIONAL OIL - 0.17%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                                260,000          281,060

LIQUOR - 0.32%
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                                 470,000          522,449

MANUFACTURING - 0.27%
Honeywell International, Inc.
   7.50% due 03/01/2010                                  75,000           80,432
Tyco International Group SA
   6.00% due 11/15/2013                                 350,000          362,190
                                                                  --------------
                                                                         442,622
METAL & METAL PRODUCTS - 0.13%
Alcoa, Inc.
   7.375% due 08/01/2010                                200,000          214,726

PAPER - 0.25%
International Paper Company
   6.75% due 09/01/2011                                 250,000          265,471
MeadWestvaco Corp.
   6.85% due 04/01/2012                                 100,000          104,449
Westvaco Corp.
   7.10% due 11/15/2009                                  35,000           36,898
                                                                  --------------
                                                                         406,818
PETROLEUM SERVICES - 0.09%
Tosco Corp.
   8.125% due 02/15/2030                                110,000          142,319

PHARMACEUTICALS - 0.46%
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                                 300,000          305,590
Schering Plough Corp.
   5.55% due 12/01/2013                                 250,000          250,814
Wyeth
   5.50% due 03/15/2013 (b)                             200,000          200,921
                                                                  --------------
                                                                         757,325
RAILROADS & EQUIPMENT - 0.85%
Canadian National Railway Company
   6.375% due 10/15/2011                                300,000          314,354
CSX Corp.
   7.45% due 05/01/2007                                 125,000          126,389
Norfolk Southern Corp.
   7.35% due 05/15/2007                                 855,000          864,371
Union Pacific Corp.
   6.625% due 02/01/2029                                 85,000           92,884
                                                                  --------------
                                                                       1,397,998
REAL ESTATE - 0.68%
EOP Operating, LP
   6.80% due 01/15/2009                                 150,000          154,502
   7.00% due 07/15/2011                                 250,000          264,639

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Simon Property Group, LP
   6.375% due 11/15/2007                         $      700,000   $      706,049
                                                                  --------------
                                                                       1,125,190
RETAIL - 0.15%
Wal-Mart Stores, Inc.
   6.75% due 10/15/2023                                 100,000          111,695
   7.55% due 02/15/2030                                 110,000          135,117
                                                                  --------------
                                                                         246,812
RETAIL GROCERY - 0.10%
The Kroger Company
   8.05% due 02/01/2010                                 150,000          161,473

RETAIL TRADE - 0.37%
Federated Department Stores, Inc.
   6.625% due 04/01/2011                                200,000          207,079
Kellogg Company, Series B
   7.45% due 04/01/2031 (a)                             100,000          120,687
Safeway, Inc.
   5.80% due 08/15/2012                                 150,000          150,164
Target Corp.
   6.75% due 01/01/2028                                  25,000           28,065
   7.50% due 08/15/2010                                 100,000          108,105
                                                                  --------------
                                                                         614,100
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.85%
Deutsche Telekom International Finance BV
   8.25% due 06/15/2030 (b)                             546,000          667,043
France Telecom SA
   8.50% due 03/01/2031 (b)                             100,000          130,474
Verizon Global Funding Corp.
   4.375% due 06/01/2013 (a)                            370,000          346,970
   7.25% due 12/01/2010                                 230,000          246,705
                                                                  --------------
                                                                       1,391,192
TELEPHONE - 0.83%
Ameritech Capital Funding
   6.875% due 10/15/2027                                 60,000           61,515
BellSouth Corp.
   6.875% due 10/15/2031                                200,000          208,293
British Telecommunications PLC
   zero coupon, Step up to 8.625% on
      12/15/2006 due 12/15/2010 (b)                     200,000          224,129
   8.58% due 12/15/2030 (b)                             130,000          173,429
GTE Corp.
   6.94% due 04/15/2028                                 100,000          103,571
Sprint Capital Corp.
   6.875% due 11/15/2028                                150,000          152,019
   7.625% due 01/30/2011                                300,000          323,013
Telefonica Europe BV
   8.25% due 09/15/2030                                 100,000          119,086
                                                                  --------------
                                                                       1,365,055

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

UTILITY SERVICE - 0.07%
United Utilities PLC
   6.875% due 08/15/2028                         $      100,000   $      109,459
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $34,555,048)                          $   35,096,581
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.14%
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A4
   4.715% due 02/11/2041                                500,000          482,731
Chase Commercial Mortgage Securities Corp.,
   Series 1997-2, Class A2
   6.60% due 12/19/2029                                 228,299          229,971
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class A2
   7.631% due 07/15/2032                                300,000          323,981
Citigroup Commercial Mortgage Trust, Series
   2006-C4, Class A1
   5.9111% due 03/15/2049 (b)                           585,665          595,690
GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A4
   6.29% due 08/11/2033                                 550,000          573,642
GMAC Commercial Mortgage Securities, Inc.,
   Series 1998-C1, Class A2
   6.70% due 05/15/2030                                 625,690          635,471
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2004-CB8,
   Class A4
   4.404% due 01/12/2039                                400,000          377,467
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A2
   7.325% due 10/15/2032                                400,000          419,627
LB-UBS Commercial Mortgage Trust,
   Series 2000-C5, Class A1
   6.41% due 12/15/2019                                 474,884          478,702
Merrill Lynch Mortgage Trust,
   Series 2006-C1, Class AM
   5.8441% due 05/12/2039 (b)                           800,000          821,008
Merrill Lynch/Countrywide Commercial
   Mortgage Trust, Series 2006-2, Class A1
   5.773% due 06/12/2046 (b)                            776,639          786,826
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                                450,000          431,647
Salomon Brothers Mortgage Securities VII,
   Series 2000-C1, Class A2
   7.52% due 12/18/2009                                 300,000          318,325
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                500,000          522,392
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C11, Class A5
   5.215% due 01/15/2041                                500,000          496,098
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR16, Class 2A1
   4.9457% due 10/25/2035 (b)                           963,893          959,915
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,635,514)                                                 $    8,453,493
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES - 1.12%
Detroit Edison Securitization Funding, LLC,
   Series 2001-1, Class A6
   6.62% due 03/01/2016                          $      250,000   $      272,884
Massachusetts RRB Special Purpose Trust,
   Series 1999-1, Class A5
   7.03% due 03/15/2012                                 150,000          156,786
MBNA Credit Card Master Note Trust,
   Series 2002-A1, Class A1
   4.95% due 06/15/2009                               1,000,000          999,506
MBNA Master Credit Card Trust USA,
   Series 2000-L, Class A
   6.50% due 04/15/2010                                 400,000          406,195
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,885,240)                                                 $    1,835,371
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.80%

SUPRANATIONAL - 0.80%
African Development Bank
   6.875% due 10/15/2015                                 35,000           38,828
Asian Development Bank
   5.593% due 07/16/2018                                250,000          258,264
European Investment Bank
   4.625% due 03/01/2007                                800,000          798,103
Inter-American Development Bank
   8.50% due 03/15/2011                                 200,000          226,984
                                                                  --------------
                                                                       1,322,179
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,331,394)                                                 $    1,322,179
                                                                  --------------
SHORT TERM INVESTMENTS - 19.26%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   31,682,251   $   31,682,251
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $31,682,251)                                                $   31,682,251
                                                                  --------------
REPURCHASE AGREEMENTS - 0.37%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $615,202 on 10/02/2006,
   collateralized by $615,000 Federal Home
   Loan Mortgage Corp., 5.75% due 05/23/2011
   (valued at $631,913, including interest)
   (c)                                           $      615,000   $      615,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $615,000)                                                   $      615,000
                                                                  --------------
TOTAL INVESTMENTS (BOND INDEX TRUST B)
   (COST $194,675,667) - 118.21%                                  $  194,453,495
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.21)%                                                 (29,956,194)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  164,497,301
                                                                  ==============

CAPITAL APPRECIATION TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.70%
AEROSPACE - 3.89%
Boeing Company                                          235,900   $   18,600,715
United Technologies Corp.                               285,000       18,054,750
                                                                  --------------
                                                                      36,655,465
AGRICULTURE - 0.32%
Monsanto Company                                         63,800        2,999,238

AMUSEMENT & THEME PARKS - 2.33%
Walt Disney Company                                     710,900       21,973,919

APPAREL & TEXTILES - 3.08%
Coach, Inc. *                                           497,644       17,118,954
NIKE, Inc., Class B                                     136,154       11,929,813
                                                                  --------------
                                                                      29,048,767
BIOTECHNOLOGY - 4.09%
Amgen, Inc. *                                           196,675       14,068,163
Genentech, Inc. *                                       296,269       24,501,446
                                                                  --------------
                                                                      38,569,609
BROADCASTING - 1.02%
News Corp.                                              489,100        9,610,815

CELLULAR COMMUNICATIONS - 3.74%
Motorola, Inc.                                          847,600       21,190,000
NII Holdings, Inc. *                                    226,800       14,097,888
                                                                  --------------
                                                                      35,287,888
COMPUTERS & BUSINESS EQUIPMENT - 5.04%
Apple Computer, Inc. *                                  301,444       23,220,231
Cisco Systems, Inc. *                                   940,865       21,639,895
Research In Motion, Ltd. *                               25,600        2,628,096
                                                                  --------------
                                                                      47,488,222
COSMETICS & TOILETRIES - 2.04%
Procter & Gamble Company                                310,775       19,261,834

CRUDE PETROLEUM & NATURAL GAS - 1.33%
Occidental Petroleum Corp.                              260,100       12,513,411

DRUGS & HEALTH CARE - 1.09%
Wyeth                                                   201,600       10,249,344

ELECTRONICS - 1.05%
Agilent Technologies, Inc. *                            301,341        9,850,837

FINANCIAL SERVICES - 9.39%
Charles Schwab Corp.                                    890,269       15,935,815
Goldman Sachs Group, Inc.                                78,490       13,278,153
KKR Private Equity Investors, LP *                      346,000        7,300,600
Merrill Lynch & Company, Inc.                           178,218       13,940,212
NYSE Group, Inc. * (a)                                  188,700       14,105,325
UBS AG                                                  403,000       23,901,930
                                                                  --------------
                                                                      88,462,035
FOOD & BEVERAGES - 3.80%
PepsiCo, Inc.                                           402,565       26,271,392
Starbucks Corp. *                                       280,100        9,537,405
                                                                  --------------
                                                                      35,808,797
HEALTHCARE PRODUCTS - 3.47%
Alcon, Inc.                                             178,981       20,493,324

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
St. Jude Medical, Inc. *                                346,726   $   12,235,961
                                                                  --------------
                                                                      32,729,285
HEALTHCARE SERVICES - 4.97%
Caremark Rx, Inc.                                       250,811       14,213,459
UnitedHealth Group, Inc.                                249,900       12,295,080
Wellpoint, Inc. *                                       263,392       20,294,354
                                                                  --------------
                                                                      46,802,893
HOLDINGS COMPANIES/CONGLOMERATES - 2.29%
General Electric Company                                612,712       21,628,734

HOTELS & RESTAURANTS - 1.62%
Chipotle Mexican Grill, Inc., Class A * (a)              34,200        1,698,714
Marriott International, Inc., Class A                   352,100       13,605,144
                                                                  --------------
                                                                      15,303,858
INSURANCE - 2.06%
American International Group, Inc.                      292,448       19,377,604

INTERNET SERVICE PROVIDER - 3.16%
Google, Inc., Class A *                                  74,107       29,783,603

LEISURE TIME - 1.74%
Electronic Arts, Inc. *                                 294,192       16,380,611

PETROLEUM SERVICES - 2.94%
Schlumberger, Ltd. (a)                                  256,006       15,880,052
Suncor Energy, Inc.                                     164,048       11,819,659
                                                                  --------------
                                                                      27,699,711
PHARMACEUTICALS - 10.97%
Abbott Laboratories                                     280,500       13,621,080
Gilead Sciences, Inc. *                                 358,114       24,602,432
Novartis AG, ADR                                        399,524       23,348,182
Pfizer, Inc.                                            165,100        4,682,236
Roche Holdings, Ltd., SADR                              298,289       25,714,779
Sanofi-Aventis, ADR                                     257,027       11,429,991
                                                                  --------------
                                                                     103,398,700
RETAIL GROCERY - 1.91%
Whole Foods Market, Inc.                                303,366       18,029,041

RETAIL TRADE - 5.65%
Federated Department Stores, Inc.                       497,810       21,510,370
Kohl's Corp. *                                          112,100        7,277,532
Lowe's Companies, Inc.                                  162,400        4,556,944
Target Corp.                                            265,507       14,669,262
Williams-Sonoma, Inc.                                   160,220        5,189,526
                                                                  --------------
                                                                      53,203,634
SEMICONDUCTORS - 4.55%
Broadcom Corp., Class A *                               462,650       14,036,801
Marvell Technology Group, Ltd. *                        885,950       17,160,852
Texas Instruments, Inc.                                 350,925       11,668,256
                                                                  --------------
                                                                      42,865,909
SOFTWARE - 5.73%
Adobe Systems, Inc. *                                   672,485       25,184,563
Microsoft Corp.                                         622,569       17,014,811

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)
SOFTWARE (CONTINUED)
SAP AG, SADR                                            238,512   $   11,806,344
                                                                  --------------
                                                                      54,005,718
TELECOMMUNICATIONS EQUIPMENT & SERVICES
   - 4.39%
Corning, Inc. *                                         576,300       14,067,483
Nokia Oyj, SADR                                         487,769        9,604,172
QUALCOMM, Inc.                                          486,900       17,698,815
                                                                  --------------
                                                                      41,370,470
TRAVEL SERVICES - 2.04%
American Express Company                                342,926       19,231,290
                                                                  --------------
TOTAL COMMON STOCKS (Cost $890,540,395)                           $  939,591,242
                                                                  --------------
SHORT TERM INVESTMENTS - 3.28%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   30,888,156   $   30,888,156
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $30,888,156)                                                $   30,888,156
                                                                  --------------
REPURCHASE AGREEMENTS - 0.53%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $4,946,628 on 10/02/2006,
   collateralized by $4,900,000 Federal
   National Mortgage Association, 6.125%
   due 08/17/2026 (valued at $5,047,000,
   including interest) (c)                       $    4,945,000   $    4,945,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,945,000)                                                 $    4,945,000
                                                                  --------------
TOTAL INVESTMENTS
   (CAPITAL APPRECIATION TRUST)
   (COST $926,373,551) - 103.51%                                  $  975,424,398
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (3.51)%                                                         (33,034,642)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  942,389,756
                                                                  ==============

CLASSIC VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 87.32%

APPAREL & TEXTILES - 0.19%
Hanesbrands, Inc. *                                       6,972   $      156,937

AUTO PARTS - 6.97%
AutoZone, Inc. *                                         20,675        2,135,727
Johnson Controls, Inc.                                   16,950        1,215,993
Magna International, Inc., Class A                       31,450        2,296,794
                                                                  --------------
                                                                       5,648,514
BANKING - 2.71%
Bank of America Corp.                                    17,950          961,581

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CLASSIC VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Comerica, Inc.                                           21,725   $    1,236,587
                                                                  --------------
                                                                       2,198,168
BROADCASTING - 1.68%
CBS Corp., Class B                                       48,350        1,362,019

BUSINESS SERVICES - 1.89%
Computer Sciences Corp. *                                31,200        1,532,544

COMPUTERS & BUSINESS EQUIPMENT - 0.72%
Hewlett-Packard Company                                  15,900          583,371

COSMETICS & TOILETRIES - 1.20%
Kimberly-Clark Corp.                                     14,850          970,596

ELECTRICAL UTILITIES - 1.31%
Wisconsin Energy Corp.                                   24,700        1,065,558

ENERGY - 1.89%
Sempra Energy                                            30,425        1,528,856

FINANCIAL SERVICES - 17.80%
Citigroup, Inc.                                          68,425        3,398,669
Federal Home Loan Mortgage Corp.                         41,200        2,732,796
Federal National Mortgage Association                    55,825        3,121,176
JPMorgan Chase & Company                                 25,300        1,188,088
Morgan Stanley                                           29,725        2,167,250
Washington Mutual, Inc.                                  41,800        1,817,046
                                                                  --------------
                                                                      14,425,025
FOOD & BEVERAGES - 1.11%
Sara Lee Corp.                                           55,775          896,304

HEALTHCARE PRODUCTS - 1.18%
Johnson & Johnson                                        14,750          957,865

HEALTHCARE SERVICES - 1.91%
HCA, Inc.                                                31,075        1,550,332

HOUSEHOLD APPLIANCES - 2.77%
Whirlpool Corp.                                          26,725        2,247,840

INSURANCE - 15.74%
Allstate Corp.                                           49,100        3,080,043
Aon Corp.                                                45,950        1,556,326
Fidelity National Financial, Inc.                        20,275          844,454
MetLife, Inc.                                            36,700        2,080,156
TorchmarK Corp.                                          33,725        2,128,385
XL Capital, Ltd., Class A                                44,700        3,070,890
                                                                  --------------
                                                                      12,760,254
MANUFACTURING - 2.31%
Tyco International, Ltd.                                 66,950        1,873,931

PETROLEUM SERVICES - 1.69%
BP PLC, SADR                                             20,850        1,367,343

PHARMACEUTICALS - 6.25%
AmerisourceBergen Corp.                                  17,300          781,960
Bristol-Myers Squibb Company                            106,800        2,661,456
Pfizer, Inc.                                             57,100        1,619,356
                                                                  --------------
                                                                       5,062,772

CLASSIC VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT - 2.36%
Union Pacific Corp.                                      21,750   $    1,914,000

RETAIL TRADE - 5.80%
RadioShack Corp.                                         33,675          649,928
The TJX Companies, Inc.                                  44,700        1,252,941
Wal-Mart Stores, Inc.                                    56,775        2,800,143
                                                                  --------------
                                                                       4,703,012
SOFTWARE - 6.39%
CA, Inc.                                                118,500        2,807,265
Microsoft Corp.                                          66,875        1,827,694
Oracle Corp. *                                           30,850          547,279
                                                                  --------------
                                                                       5,182,238
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.45%
Lucent Technologies, Inc. *                           1,196,250        2,799,225
                                                                  --------------
TOTAL COMMON STOCKS (Cost $65,086,484)                            $   70,786,704
                                                                  --------------
REPURCHASE AGREEMENTS - 13.68%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be repurchased
   at $11,094,651 on 10/02/2006,
   collateralized by $11,620,000 Federal Home
   Loan Mortgage Corp., 5.45% due 03/29/2019
   (valued at $11,314,975, including interest)
   (c)                                           $   11,091,000   $   11,091,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,091,000)                                             $   11,091,000
                                                                  --------------
TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
   (COST $76,177,484) - 101.00%                                   $   81,877,704
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (1.00)%                                                              (814,502)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   81,063,202
                                                                  ==============

CORE BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS - 12.49%

U.S. TREASURY BONDS - 6.33%
   4.50% due 02/15/2036 (a)***                   $    2,965,000   $    2,841,072
   5.375% due 02/15/2031 (a)                          1,074,000        1,160,004
   6.25% due 05/15/2030 (a)***                        2,097,000        2,520,168
   6.25% due 08/15/2023 ***                           4,294,000        4,986,407
   8.875% due 02/15/2019 (a)                            965,000        1,332,303
                                                                  --------------
                                                                      12,839,954
U.S. TREASURY NOTES - 6.16%
   4.50% due 02/15/2016 (a)                             385,000          381,135
   4.50% due 11/15/2015 (a)***                        1,504,000        1,489,429
   4.75% due 08/31/2011                                 256,000          256,280
   4.875% due 08/15/2016                              1,502,000        1,530,632

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   4.875% due 05/31/2008 to
      08/15/2009 (a)                             $    1,016,000   $    1,019,510
   5.125% due 06/30/2008 to 05/15/2016 (a)            7,653,000        7,837,657
                                                                  --------------
                                                                      12,514,643
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,226,791)                                                $   25,354,597
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.59%

FEDERAL HOME LOAN BANK - 1.61%
   5.46% due 11/30/2015 ***                           3,251,002        3,270,461

FEDERAL HOME LOAN MORTGAGE CORP. - 10.32%
   3.57% due 06/15/2029                                 779,431          756,349
   3.90% due 01/15/2023                               1,049,949        1,019,146
   4.50% due 02/01/2019 to 08/01/2035                 5,373,479        5,203,663
   4.50% due 07/01/2035 ***                           1,864,995        1,743,574
   5.00% due 10/01/2020 to 07/01/2035                 4,923,881        4,816,291
   5.095% due 02/01/2036                              1,343,500        1,325,314
   5.396% due 09/01/2035                                  2,516            2,495
   5.50% due 01/01/2018 to 05/15/2026                 2,517,867        2,522,439
   5.50% due 11/01/2018 ***                             699,629          700,774
   5.601% due 05/01/2036 ***                          1,695,384        1,705,574
   5.829% due 05/01/2036                                  6,808            6,824
   5.897% due 05/01/2036                                  3,676            3,694
   6.00% due 07/01/2036                                 768,512          772,537
   6.00% TBA **                                         197,000          199,740
   6.158% due 08/01/2036                                      9                9
   6.625% due 09/15/2009                                165,000          172,501
                                                                  --------------
                                                                      20,950,924
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   - 14.67%
   4.33% due 11/01/2011                                 191,491          184,699
   4.50% due 01/01/2034 to 02/01/2035                   866,664          811,324
   4.653% due 10/01/2012                                144,412          141,027
   4.868% due 09/01/2035                                201,017          196,027
   5.00% due 07/01/2033 to 11/01/2034                 7,481,331        7,214,354
   5.068% due 07/01/2035                                421,049          416,237
   5.298% due 04/01/2036                                325,281          325,055
   5.504% due 01/01/2033 to 06/01/2036                3,151,373        3,117,514
   5.50% due 04/01/2034 ***                           1,028,238        1,015,878
   5.50% TBA **                                      10,901,000       10,737,485
   5.662% due 06/01/2036                                273,685          275,366
   5.67% due 03/01/2009                                 402,355          405,327
   5.829% due 07/01/2036                              1,211,753        1,223,365
   5.927% due 09/01/2036                              1,034,000        1,046,254
   6.00% due 07/01/2036                               1,113,851        1,118,988
   6.00% TBA **                                         980,000          984,288
   6.44% due 06/01/2036                                 576,372          588,244
                                                                  --------------
                                                                      29,801,432
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 3.99%
   5.50% due 10/20/2034                               1,000,337          991,360
   6.00% TBA **                                       1,119,000        1,128,879

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (CONTINUED)
   6.50% due 07/20/2034 to 09/20/2036            $    3,936,080   $    4,027,988
   6.50% TBA **                                       1,909,000        1,952,400
                                                                  --------------
                                                                       8,100,627
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $61,712,054)                                                $   62,123,444
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.42%

CANADA - 0.09%
Province of Quebec Canada
   7.50% due 09/15/2029 (a)                             140,000          179,592

MEXICO - 0.33%
Government of Mexico
   5.625% due 01/15/2017 (a)                            380,000          375,440
   5.875% due 01/15/2014 (a)                            171,000          174,847
   6.75% due 09/27/2034 (a)                             120,000          127,380
                                                                  --------------
                                                                         677,667
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $821,670)                                                   $      857,259
                                                                  --------------
CORPORATE BONDS - 19.49%

APPAREL & TEXTILES - 0.21%
Mohawk Industries, Inc.
   5.75% due 01/15/2011                                 420,000          418,230

AUTOMOBILES - 0.34%
DaimlerChrysler N.A. Holding Corp.
   6.50% due 11/15/2013                                 125,000          128,184
   8.50% due 01/18/2031                                 114,000          135,479
DaimlerChrysler N.A. Holding Corp.,
   Series MTN
   5.75% due 09/08/2011                                 435,000          433,039
                                                                  --------------
                                                                         696,702
BANKING - 1.08%
Bank of America Corp.
   4.25% due 10/01/2010                                 180,000          174,464
   5.375% due 06/15/2014 (a)                            225,000          225,968
Credit Suisse USA, Inc.
   5.85% due 08/16/2016 (a)                             110,000          112,879
HSBC Holdings PLC
   6.50% due 05/02/2036                                 235,000          249,466
PNC Funding Corp.
   5.25% due 11/15/2015                                 351,000          345,462
Royal Bank of Scotland Group PLC
   5.00% due 10/01/2014                                 280,000          272,801
Wachovia Corp.
   4.875% due 02/15/2014                                290,000          280,570
Washington Mutual Bank FA
   5.65% due 08/15/2014                                 315,000          315,619
Zions Bancorporation
   5.50% due 11/16/2015 (a)                             210,000          207,484
                                                                  --------------
                                                                       2,184,713

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BROADCASTING - 0.20%
Viacom, Inc.
   5.75% due 04/30/2011                          $      350,000   $      349,302
   6.25% due 04/30/2016                                  60,000           59,474
                                                                  --------------
                                                                         408,776
BUSINESS SERVICES - 0.15%
Xerox Corp.
   6.40% due 03/15/2016                                 300,000          298,500

CABLE AND TELEVISION - 0.70%
AOL Time Warner, Inc.
   6.875% due 05/01/2012                                320,000          338,365
Comcast Corp.
   5.65% due 06/15/2035                                 139,000          126,109
   5.90% due 03/15/2016                                 345,000          345,159
News America, Inc.
   6.40% due 12/15/2035                                 230,000          225,568
Rogers Cable, Inc.
   5.50% due 03/15/2014                                 260,000          244,400
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                124,000          146,245
                                                                  --------------
                                                                       1,425,846
CELLULAR COMMUNICATIONS - 0.69%
America Movil SA de CV
   6.375% due 03/01/2035                                136,000          129,976
AT&T Broadband Corp.
   8.375% due 03/15/2013                                233,000          265,780
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                240,000          270,139
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                390,000          389,861
Vodafone Group PLC
   5.50% due 06/15/2011                                 335,000          335,807
                                                                  --------------
                                                                       1,391,563
CRUDE PETROLEUM & NATURAL GAS - 0.41%
Anadarko Finance Company, Series B
   7.50% due 05/01/2031                                  70,000           80,040
Canadian Natural Resources, Ltd.
   6.50% due 02/15/2037                                 145,000          146,995
EnCana Corp.
   6.50% due 08/15/2034                                 123,000          127,753
Ras Laffan Liquefied Natural Gas Company,
   Ltd. III
   6.332% due 09/30/2027                                480,000          482,664
                                                                  --------------
                                                                         837,452
DOMESTIC OIL - 0.50%
Anadarko Finance Company, Series B
   6.75% due 05/01/2011                                 365,000          383,514
ConocoPhillips
   5.90% due 10/15/2032 (a)                             145,000          148,310
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                445,000          473,570
                                                                  --------------
                                                                       1,005,394
DRUGS & HEALTH CARE - 0.27%
Wyeth
   5.50% due 02/15/2016                                 555,000          554,557

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES - 1.60%
Allegheny Energy Supply Company LLC
   8.25% due 04/15/2012                          $      185,000   $      201,650
Dominion Resources, Inc.
   5.95% due 06/15/2035 (a)                             134,000          130,113
DPL, Inc.
   6.875% due 09/01/2011                                415,000          436,880
FirstEnergy Corp.
   6.45% due 11/15/2011                                 180,000          187,772
Kansas Gas & Electric
   5.647% due 03/29/2021                                346,000          335,073
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                                140,000          141,512
Nevada Power Company
   5.95% due 03/15/2016                                 310,000          309,699
Progress Energy, Inc.
   6.85% due 04/15/2012                                 575,000          614,422
PSEG Power LLC
   5.00% due 04/01/2014                                 140,000          133,410
   7.75% due 04/15/2011                                 250,000          271,251
Public Service Company of Colorado
   7.875% due 10/01/2012                                303,000          342,126
TXU Electric Delivery Company
   6.375% due 01/15/2015                                140,000          144,541
                                                                  --------------
                                                                       3,248,449
FINANCIAL SERVICES - 6.85%
American Express Company
   5.50% due 09/12/2016                                 285,000          286,130
Capital One Bank
   4.875% due 05/15/2008                                330,000          328,039
Capital One Financial Corp.
   5.50% due 06/01/2015                                 305,000          299,079
   6.15% due 09/01/2016                                 210,000          212,491
   8.75% due 02/01/2007                                 488,000          492,990
CIT Group, Inc., Series MTN
   4.75% due 08/15/2008                                 306,000          303,432
Citigroup, Inc.
   3.625% due 02/09/2009                                730,000          706,487
   5.10% due 09/29/2011                                 290,000          289,117
   5.85% due 08/02/2016                                 280,000          289,395
Credit Suisse USA, Inc.
   5.50% due 08/16/2011                                 510,000          514,573
General Electric Capital Corp.
   4.875% due 03/04/2015                                187,000          182,131
   6.75% due 03/15/2032                                 140,000          160,026
General Electric Capital Corp., Series A,
   MTN
   3.75% due 12/15/2009 (a)                             469,000          450,777
   6.00% due 06/15/2012                                 597,000          620,282
Hartford Financial Services Group, Inc.
   5.95% due 10/15/2036                                 115,000          110,860
HSBC Finance Corp.
   4.75% due 04/15/2010                                 938,000          925,519
International Lease Finance Corp.,
   Series MTN
   5.45% due 03/24/2011                                 470,000          472,907
   5.62% due 05/24/2010 (b)                             210,000          210,420

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
JP Morgan Chase & Company
   5.125% due 09/15/2014                         $      170,000   $      166,700
   5.60% due 06/01/2011                               1,015,000        1,032,066
Lazard Group, LLC
   7.125% due 05/15/2015                                315,000          328,221
Lehman Brothers Holdings, Inc., Series MTN
   5.75% due 05/17/2013                                 435,000          442,726
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                                 345,000          356,206
   6.22% due 09/15/2026                                 170,000          174,145
Merrill Lynch & Company, Inc., Series MTNC
   4.25% due 02/08/2010                                 265,000          257,404
Morgan Stanley
   5.375% due 10/15/2015                                400,000          394,964
Morgan Stanley, Series MTN
   5.625% due 01/09/2012                                355,000          359,600
   6.25% due 08/09/2026                                 140,000          144,933
Residential Capital Corp.
   6.125% due 11/21/2008                                340,000          341,330
   6.50% due 04/17/2013                                 275,000          279,274
   6.7419% due 06/29/2007 (b)                           220,000          221,281
SLM Corp., Series MTN
   5.6647% due 07/26/2010 (a)(b)                        485,000          484,980
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                532,000          515,772
   6.45% due 05/01/2036                                 140,000          144,051
Washington Mutual, Inc.
   4.00% due 01/15/2009                                 163,000          158,649
WEA Finance LLC/WCI Finance LLc
   5.70% due 10/01/2016                                 475,000          474,369
Westfield Group
   5.40% due 10/01/2012                                 790,000          788,971
                                                                  --------------
                                                                      13,920,297
FOOD & BEVERAGES - 0.59%
Diageo Capital PLC
   5.50% due 09/30/2016                                 435,000          430,475
Kraft Foods, Inc.
   5.25% due 10/01/2013                                 235,000          232,295
   5.625% due 11/01/2011                                367,000          370,796
SABMiller PLC
   6.50% due 07/01/2016                                 155,000          161,917
                                                                  --------------
                                                                       1,195,483
GAS & PIPELINE UTILITIES - 0.46%
Duke Capital LLC
   7.50% due 10/01/2009                                 264,000          280,830
   8.00% due 10/01/2019                                  80,000           92,948
Energy Transfer Partners LP
   5.65% due 08/01/2012                                 220,000          218,013
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                                 140,000          127,361
Kinder Morgan, Inc.
   6.50% due 09/01/2012                                 215,000          215,176
                                                                  --------------
                                                                         934,328

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE PRODUCTS - 0.32%
Baxter International, Inc.
   5.90% due 09/01/2016                          $      210,000   $      215,676
Boston Scientific Corp.
   6.00% due 06/15/2011                                 220,000          221,313
   6.25% due 11/15/2035                                 140,000          138,442
   6.40% due 06/15/2016                                  75,000           75,636
                                                                  --------------
                                                                         651,067
HEALTHCARE SERVICES - 0.15%
Aetna, Inc.
   6.625% due 06/15/2036                                100,000          105,705
WellPoint, Inc.
   5.85% due 01/15/2036                                 215,000          208,537
                                                                  --------------
                                                                         314,242
INSURANCE - 0.54%
Ace INA Holdings, Inc.
   6.70% due 05/15/2036                                 170,000          178,824
American International Group, Inc.
   4.70% due 10/01/2010                                 332,000          326,548
GE Global Insurance Holding Corp.
   7.00% due 02/15/2026                                 155,000          169,936
Hartford Financial Services Group, Inc.
   5.50% due 10/15/2016                                 145,000          143,811
Liberty Mutual Insurance Company
   7.875% due 10/15/2026                                 90,000          101,564
XL Capital, Ltd.
   6.375% due 11/15/2024 (a)                            180,000          184,968
                                                                  --------------
                                                                       1,105,651
INTERNATIONAL OIL - 0.12%
Pemex Project Funding Master Trust
   6.625% due 06/15/2035                                115,000          112,988
   7.375% due 12/15/2014                                116,000          125,396
                                                                  --------------
                                                                         238,384

INVESTMENT COMPANIES - 0.29%
Allied Capital Corp.
   6.625% due 07/15/2011                                580,000          591,240

LEISURE TIME - 0.14%
Harrah's Operating Company, Inc.
   6.50% due 06/01/2016                                 295,000          289,185

MANUFACTURING - 0.21%
Tyco International Group SA
   6.375% due 10/15/2011                                401,000          420,365

PAPER - 0.31%
Celulosa Arauco y Constitucion SA
   5.625% due 04/20/2015                                170,000          165,306
International Paper Company
   5.85% due 10/30/2012                                 455,000          464,926
                                                                  --------------
                                                                         630,232
PHARMACEUTICALS - 0.07%
Teva Pharmaceutical Finance LLC
   6.15% due 02/01/2036                                 140,000          134,734

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE - 0.85%
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                         $      344,000   $      340,479
EOP Operating LP
   4.75% due 03/15/2014                                 200,000          189,179
ProLogis, REIT
   5.25% due 11/15/2010                                 100,000           99,372
   5.50% due 04/01/2012                                 285,000          284,079
Simon Property Group LP, REIT
   5.60% due 09/01/2011                                 380,000          382,830
   6.10% due 05/01/2016                                 195,000          201,079
Ventas Realty LP/Capital Corp. REIT
   6.75% due 04/01/2017                                 220,000          221,375
                                                                  --------------
                                                                       1,718,393
RETAIL - 0.07%
Home Depot, Inc.
   5.40% due 03/01/2016                                 145,000          144,043

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.67%
Corning, Inc.
   7.25% due 08/15/2036                                 155,000          165,080
Deutsche Telekom International Finance BV
   5.75% due 03/23/2016 (a)                             265,000          259,270
   8.25% due 06/15/2030 (b)                              70,000           85,518
Embarq Corp.
   7.082% due 06/01/2016                                210,000          214,221
SBC Communications, Inc.
   5.10% due 09/15/2014                                 470,000          454,112
   6.15% due 09/15/2034                                 190,000          183,941
                                                                  --------------
                                                                       1,362,142
TELEPHONE - 1.46%
AT&T Corp.
   7.3 due 11/15/2011 (b)                               165,000          178,841
AT&T, Inc.
   6.80% due 05/15/2036                                 140,000          147,075
BellSouth Corp.
   6.00% due 11/15/2034 (a)                             100,000           93,866
British Telecommunications PLC
   8.58% due 12/15/2030 (b)                             116,000          154,752
Sprint Capital Corp.
   6.00% due 01/15/2007                                 596,000          596,639
   6.125% due 11/15/2008                                349,000          354,112
   8.375% due 03/15/2012                                350,000          392,274
Telecom Italia Capital SA
   6.00% due 09/30/2034                                 170,000          151,990
   7.20% due 07/18/2036                                  70,000           71,946
Telefonica Emisones SAU
   5.984% due 06/20/2011                                335,000          341,352
Verizon Communications, Inc.
   5.35% due 02/15/2011 (a)                             230,000          230,613
   5.55% due 02/15/2016                                 265,000          261,503
                                                                  --------------
                                                                       2,974,963
TRANSPORTATION - 0.24%
Canadian National Railway Company
   6.20% due 06/01/2036                                 215,000          229,763

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION (CONTINUED)
Norfolk Southern Corp.
   7.05% due 05/01/2037                          $      222,000   $      258,790
                                                                  --------------
                                                                         488,553
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $39,357,307)                          $   39,583,484
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 32.16%
Federal National Mortgage Association,
   Series 1993-39, Class ZQ
   6.50% due 12/25/2023                                 252,672          260,149
Federal National Mortgage Association,
   Series 1993-41, Class Z
   7.00% due 12/25/2023                                 326,986          341,399
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2, Class B
   6.309% due 06/11/2035                                136,000          142,243
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class A4
   4.76% due 11/10/2039                                 174,000          168,343
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A2
   4.648% due 09/11/2036                                168,000          162,761
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T10, Class A2
   4.74% due 03/13/2040                                 114,000          110,978
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-ESA, Class B
   4.888% due 05/14/2016                                 73,000           72,405
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-ESA, Class C
   4.937% due 05/14/2016                                562,000          559,383
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PWR8, Class AAB
   4.581% due 06/11/2041                                573,000          551,878
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2006-T22, Class AM
   5.4667% due 04/12/2038 (b)                           329,000          333,939
Commercial Mortgage Pass Through
   Certificates, Series 1999-1, Class E
   7.0903% due 05/15/2032 (b)                           419,000          434,405
Commercial Mortgage Pass Through
   Certificates, Series 2000-C1, Class C
   7.706% due 08/15/2033                                 66,000           71,388
Countrywide Alternative Loan Trust,
   Series 2005-J4, Class 2A1B
   5.45% due 07/25/2035 (b)                              51,366           51,359
Countrywide Alternative Loan Trust,
   Series 2006-OC8, Class 2A1B
   5.41% due 07/25/2036 (b)                             432,000          432,000
Credit Suisse Mortgage Capital Certificates,
   Series 2006-C4, Class AM
   5.509% due 09/15/2039                                403,000          405,015
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                 740,000          768,601

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                         $      808,000   $      840,892
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKP1, Class A3
   6.439% due 12/15/2035                                551,000          579,677
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKS4, Class A2
   5.183% due 11/15/2036                                638,000          637,269
CS First Boston Mortgage Securities Corp.,
   Series 2002-CP3, Class A3
   5.603% due 07/15/2035                                324,000          329,841
CS First Boston Mortgage Securities Corp.,
   Series 2003-C4, Class A4
   5.137% due 08/15/2036 (b)                            208,000          206,306
CS First Boston Mortgage Securities Corp.,
   Series 2004-C5, Class A4
   4.829% due 11/15/2037                                287,000          277,381
Federal Home Loan Mortgage Corp.,
   Series 1994-1663, Class ZB
   6.75% due 01/15/2024                                 233,777          240,674
Federal Home Loan Mortgage Corp.,
   Series 2003-2645, Class MK
   3.50% due 07/15/2022                                 26,000            25,515
Federal Home Loan Mortgage Corp.,
   Series 2003-2708, Class DG
   5.50% due 07/15/2032                                 789,000          777,023
Federal Home Loan Mortgage Corp.,
   Series 2004-2904, Class CM
   5.00% due 01/15/2018                                 616,575          612,605
Federal Home Loan Mortgage Corp.,
   Series 2005-2973, Class PX
   5.50% due 01/15/2035                                 599,412          602,391
Federal Home Loan Mortgage Corp.,
   Series 2005-2975, Class EA
   5.00% due 05/15/2018                                 289,217          287,355
Federal Home Loan Mortgage Corp.,
   Series 2005-3017, Class TA
   4.50% due 08/15/2035                                 457,000          441,947
Federal Home Loan Mortgage Corp.,
   Series 2005-3020, Class MA
   5.50% due 04/15/2027                                 659,198          660,917
Federal Home Loan Mortgage Corp.,
   Series 2005-3026, Class GJ
   4.50% due 02/15/2029                                 566,912          556,892
Federal Home Loan Mortgage Corp.,
   Series 2005-3026, Class PC
   4.50% due 01/15/2034                                 313,000          289,816
Federal Home Loan Mortgage Corp.,
   Series 2005-3057, Class MD
   4.50% due 08/15/2034                                 404,000          375,316
Federal Home Loan Mortgage Corp.,
   Series 2006-3135, Class JA
   6.00% due 09/15/2027                                 791,376          800,072
Federal Home Loan Mortgage Corp.,
   Series 2006-3149, Class PB
   6.00% due 08/15/2029                               1,384,000        1,402,658

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.,
   Series 2006-3151, Class LA
   6.00% due 11/15/2027                          $      832,501   $      841,316
Federal Home Loan Mortgage Corp.,
   Series 2006-3159, Class PA
   6.00% due 05/15/2027                               1,329,960        1,345,303
Federal Home Loan Mortgage Corp.,
   Series 2006-3167, Class QA
   6.00% due 10/15/2026                               2,013,000        2,033,800
Federal Home Loan Mortgage Corp.,
   Series 2006-3171, Class MD
   6.00% due 04/15/2029                                 416,000          422,289
Federal Home Loan Mortgage Corp.,
   Series 2006-3172, Class PA
   6.00% due 04/15/2027                               1,034,715        1,047,512
Federal Home Loan Mortgage Corp.,
   Series 2006-3174, Class CA
   5.50% due 02/15/2026                                 509,449          511,119
Federal Home Loan Mortgage Corp.,
   Series 2006-3174, Class DB
   6.00% due 09/15/2029                                 209,000          211,678
Federal Home Loan Mortgage Corp.,
   Series 2006-3174, Class PX
   5.00% due 06/15/2017                                 335,134          329,983
Federal Home Loan Mortgage Corp.,
   Series 2006-3176, Class HA
   6.00% due 02/15/2028                               1,421,169        1,439,310
Federal Home Loan Mortgage Corp.,
   Series 2006-3178, Class MA
   6.00% due 10/15/2026                                 463,044          468,478
Federal Home Loan Mortgage Corp.,
   Series 2006-3179, Class PD
   5.75% due 12/15/2018                                 748,000          753,575
Federal Home Loan Mortgage Corp.,
   Series 2006-3184, Class LA
   6.00% due 03/15/2028                               1,372,685        1,389,629
Federal Home Loan Mortgage Corp.,
   Series 2006-3184, Class PA
   5.50% due 02/15/2027                               2,807,594        2,815,931
Federal Home Loan Mortgage Corp.,
   Series 2006-3185, Class PD
   4.50% due 01/15/2035                                 259,000          237,447
Federal Home Loan Mortgage Corp.,
   Series 2006-3192, Class GA
   6.00% due 03/15/2027                                 679,165          687,016
Federal Home Loan Mortgage Corp.,
   Series 2006-3200, Class EB
   5.00% due 05/15/2026                                 591,760          587,906
Federal Home Loan Mortgage Corp.,
   Series 2006-3215, Class QA
   6.00% due 06/15/2027                                 654,000          662,584
Federal Home Loan Mortgage Corp.,
   Series 2006-3216, Class NA
   6.00% due 05/15/2028                               1,047,000        1,059,883
Federal Home Loan Mortgage Corp.,
   Series 2006-3218, Class BA
   6.00% due 04/15/2027                                 719,000          727,707

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal National Mortgage Association,
   Series 2002-T11, Class A
   4.768% due 04/25/2012                         $       47,864   $       47,561
Federal National Mortgage Association,
   Series 2003-34, Class QJ
   4.50% due 01/25/2016 ***                           1,520,367        1,495,174
Federal National Mortgage Association,
   Series 2003-76, Class DE
   4.00% due 09/25/2031 ***                           1,282,036        1,211,899
Federal National Mortgage Association,
   Series 2003-84, Class GD
   4.50% due 03/25/2017                                 416,000          402,259
Federal National Mortgage Association,
   Series 2003-T1, Class A
   3.807% due 11/25/2012                                144,798          139,656
Federal National Mortgage Association,
   Series 2005-3, Class HC
   4.50% due 01/25/2035                                 388,542          376,572
Federal National Mortgage Association,
   Series 2005-38, Class CD
   5.00% due 06/25/2019                                 384,885          381,596
Federal National Mortgage Association,
   Series 2005-45, Class BA
   4.50% due 11/25/2014                               1,142,244        1,131,322
Federal National Mortgage Association,
   Series 2005-63, Class HA
   5.00% due 04/25/2023                                 866,934          856,279
Federal National Mortgage Association,
   Series 2005-77, Class BX
   4.50% due 07/25/2028                                 234,059          230,487
Federal National Mortgage Association,
   Series 2006-18, Class PA
   5.50% due 01/25/2026                                 460,000          460,739
Federal National Mortgage Association,
   Series 2006-29, Class PA
   5.50% due 08/25/2026                               1,023,000        1,024,462
Federal National Mortgage Association,
   Series 2006-31, Class PA
   5.50% due 11/25/2026                                 453,000          454,214
Federal National Mortgage Association,
   Series 2006-34, Class PA
   6.00% due 05/25/2027                                 934,498          942,022
Federal National Mortgage Association,
   Series 2006-41, Class MA
   5.50% due 04/25/2024                                 471,000          471,681
Federal National Mortgage Association,
   Series 2006-53, Class PA
   5.50% due 12/25/2026                                 144,000          144,368
Federal National Mortgage Association,
   Series 2006-55, Class PA
   6.00% due 05/25/2026                                 556,497          561,488
Federal National Mortgage Association,
   Series 2006-80, Class PB
   6.00% due 10/25/2027                                 987,134          998,010
Federal National Mortgage Association,
   Series 2006-99, Class PA
   5.50% due 05/25/2030                               1,446,000        1,446,113

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
First Union National Bank Commercial
   Mortgage, Series 2001-C4, Class B
   6.417% due 12/12/2033                         $      177,000   $      186,342
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                 969,000        1,006,602
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                559,000          562,366
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A2
   4.996% due 12/10/2037                                421,000          416,920
GE Capital Commercial Mortgage Corp.,
   Series 2003-C2, Class A4
   5.145% due 07/10/2037                                812,000          806,921
GE Capital Commercial Mortgage Corp.,
   Series 2004-C3, Class A4
   5.189% due 07/10/2039 (b)                            869,000          856,271
GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C3, Class A2
   4.93% due 07/10/2039                                 126,000          124,167
GMAC Commercial Mortgage Securities, Inc.,
   Series 2003-C2, Class B
   5.2999% due 05/10/2040 (b)                           303,000          306,789
GMAC Commercial Mortgage Securities, Inc.,
   Series 2003-C3, Class A4
   5.023% due 04/10/2040                              1,074,000        1,057,608
GMAC Commercial Mortgage Securities, Inc.,
   Series 2004-C1, Class A1
   3.118% due 03/10/2038                                239,108          232,820
Government National Mortgage Association,
   Series 2006-3, Class A
   4.212% due 01/16/2028                                112,122          109,522
Government National Mortgage Association,
   Series 2006-32, Class A
   5.079% due 01/16/2030                                317,408          316,359
Government National Mortgage Association,
   Series 2006-8, Class A
   3.942% due 08/16/2025                                180,391          175,728
GS Mortgage Securities Corp. II,
   Series 1998-C1, Class B
   6.97% due 10/18/2030                                 401,000          412,700
GS Mortgage Securities Corp. II,
   Series 1998-GLII, Class A2
   6.562% due 04/13/2031                                856,000          869,220
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2003-CB7,
   Class A4
   4.879% due 01/12/2038 (b)                            292,000          284,965
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2003-ML1A,
   Class A2
   4.767% due 03/12/2039                                507,000          493,124
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2004-C3,
   Class A1
   3.765% due 01/15/2042                                875,906          855,881
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-CB11,
   Class A4
   5.335% due 08/12/2037 (b)                            430,000          429,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2006-CB16,
   Class A4
   5.552% due 05/12/2045                         $      359,000   $      363,938
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2006-LDP8,
   Class ASB
   5.369% due 05/15/2045 (b)                            216,000          217,078
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A1
   7.105% due 10/15/2032                                 20,334           20,421
LB-UBS Commercial Mortgage Trust,
   Series 2003-C7, Class A4
   4.931% due 09/15/2035 (b)                            751,000          738,219
LB-UBS Commercial Mortgage Trust,
   Series 2006-C6, Class AM
   5.47% due 09/15/2039                                 216,000          217,070
Merrill Lynch Mortgage Trust,
   Series 2002-MW1, Class A4
   5.619% due 07/12/2034                                554,000          564,295
Merrill Lynch Mortgage Trust,
   Series 2004-KEY2, Class A4
   4.864% due 08/12/2039 (b)                            399,000          386,412
Merrill Lynch/Countrywide Commercial
   Mortgage Trust, Series 2006-3, Class AM
   5.456% due 07/12/2046 (b)                            230,000          231,559
Morgan Stanley Capital I, Series 2003-IQ5,
   Class A4
   5.01% due 04/15/2038                                 501,000          493,973
Morgan Stanley Capital I, Series 2003-T11,
   Class A4
   5.15% due 06/13/2041                                 223,000          221,489
Morgan Stanley Capital I,
   Series 2004-HQ4, Class A2
   3.92% due 04/14/2040                                 192,971          189,626
Morgan Stanley Capital I,
   Series 2005-HQ5, Class AAB
   5.037% due 01/14/2042                                175,000          172,918
Morgan Stanley Dean Witter Capital I,
   Series 2002-IQ3, Class A4
   5.08% due 09/15/2037                                 677,000          670,345
Salomon Brothers Mortgage Securities VII,
   Series 2001-C2, Class A3
   6.499% due 10/13/2011                                330,000          347,482
Vendee Mortgage Trust, Series 1994-1,
   Class 2ZB
   6.50% due 02/15/2024                                 766,404          794,595
Wachovia Bank Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.287% due 04/15/2034                                337,000          353,625
Wachovia Bank Commercial Mortgage Trust,
   Series 2002-C2, Class A4
   4.98% due 11/15/2034                                 277,000          273,294
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A3
   4.957% due 08/15/2035                                232,000          229,641
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A4
   5.125% due 08/15/2035                                274,000          271,389
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C8, Class A3
   4.445% due 11/15/2035                                174,000          169,585

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C9, Class A4
   5.012% due 12/15/2035                         $      131,000   $      128,714
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A4
   4.748% due 02/15/2041                                478,000          461,570
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C14, Class A4
   5.088% due 08/15/2041 (b)                            484,000          476,585
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C15, Class A4
   4.803% due 10/15/2041                                329,000          317,215
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C20, Class APB
   5.09% due 07/15/2042 (b)                             692,000          683,657
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C23, Class AM
   5.466% due 01/15/2045 (b)                            861,000          864,900
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C26, Class APB
   5.997% due 06/15/2045                                482,000          501,253
Wachovia Mortgage Loan Trust LLC,
   Series 2006-AMN1, Class A1
   5.38% due 08/25/2036 (b)                             291,256          290,730
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $65,049,931)                                                $   65,314,369
                                                                  --------------
ASSET BACKED SECURITIES - 8.44%
AmeriCredit Automobile Receivables Trust,
   Series 2003-DM, Class A4
   2.84% due 08/06/2010                                 338,996          334,230
Ameriquest Mortgage Securities Inc.,
   Series 2004-R12, Class A3
   4.6588% due 01/25/2035                               200,262          200,420
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class A3
   2.00% due 11/15/2007                                  64,151           63,842
Capital Auto Receivables Asset Trust,
   Series 2006-1, Class A3
   5.03% due 10/15/2009                                 249,000          248,611
Capital One Multi-Asset Execution Trust,
   Series 2003-C4, Class C4
   6.00% due 08/15/2013                                 354,000          362,455
Capital One Multi-Asset Execution Trust,
   Series 2006-A10, Class A10
   5.15% due 06/15/2014                                 281,000          282,976
Capital One Prime Auto Receivables Trust,
   Series 2006-1, Class A3
   5.04% due 09/15/2010                                 322,000          321,580
Carmax Auto Owner Trust, Series 2006-2,
   Class A3
   5.15% due 02/15/2011                                 574,000          575,525
Carrington Mortgage Loan Trust,
   Series 2005-NC3, Class A1B
   5.49% due 06/25/2035 (b)                             249,175          249,231
Chase Credit Card Master Trust,
   Series 2003-3, Class A
   5.43% due 10/15/2010 (b)                             346,000          346,634

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Chase Issuance Trust, Series 2004-A9,
   Class A9
   3.22% due 06/15/2010                          $      434,000   $      425,397
Chase Issuance Trust, Series 2006-A3,
   Class A3
   5.31% due 07/15/2011 (b)                             497,000          497,156
Citibank Credit Card Issuance Trust,
   Series 2000-A3, Class A3
   6.875% due 11/16/2009                                183,000          186,305
Citibank Credit Card Issuance Trust,
   Series 2004-A4, Class A4
   3.20% due 08/24/2009                                 509,000          499,774
Citibank Credit Card Issuance Trust,
   Series 2006-A4, Class A4
   5.45% due 05/10/2013                                 397,000          403,886
Citicorp Residential Mortgage Securities
   Inc, Series 2006-1, Class A2
   5.682% due 07/25/2036                                280,000          280,954
Countrywide Asset-Backed Certificates,
   Series 2005-12, Class 1A1
   5.48% due 02/25/2036 (b)                             117,272          117,292
Countrywide Asset-Backed Certificates,
   Series 2005-BC4, Class 2A1
   5.45% due 08/25/2035 (b)                              64,954           64,966
Countrywide Asset-Backed Certificates,
   Series 2006-11, Class 3AV1
   5.39% due 09/25/2046 (b)                             367,651          367,651
Countrywide Asset-Backed Certificates,
   Series 2006-13, Class 3AV2
   5.48% due 01/25/2037 (b)                             345,000          344,892
Countrywide Asset-Backed Certificates,
   Series 2006-ABC1, Class A1
   5.36% due 05/25/2036 (b)                             328,514          328,411
Countrywide Asset-Backed Certificates,
   Series 2006-S1, Class A2
   5.549% due 08/25/2021                                516,000          515,113
Encore Credit Receivables Trust,
   Series 2005-3, Class 2A1
   5.45% due 10/25/2035 (b)                              38,937           38,941
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A3
   3.48% due 11/15/2008                                 413,616          410,317
Ford Credit Auto Owner Trust,
   Series 2005-B, Class A3
   4.17% due 01/15/2009                                 289,590          287,769
Ford Credit Auto Owner Trust,
   Series 2006-B, Class A4
   5.25% due 09/15/2011                                 463,000          465,966
Franklin Auto Trust, Series 2005-1, Class A2
   4.84% due 09/22/2008                                  52,403           52,362
GE Capital Credit Card Master Note Trust,
   Series 2006-1, Class A
   5.08% due 09/17/2012                                 475,000          477,449
Harley-Davidson Motorcycle Trust,
   Series 2006-2, Class A2
   5.35% due 03/15/2013                                 135,000          136,118
Honda Auto Receivables Owner Trust,
   Series 2004-2, Class A3
   3.30% due 06/16/2008                                 379,332          376,618

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Household Credit Card Master Note Trust I,
   Series 2006-1, Class A
   5.10% due 06/15/2012                          $      718,000   $      722,039
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4
   4.18% due 02/15/2012                                 258,000          252,251
M.A.S.Transactions Asset Backed Securities
   Trust, Series 2004-OPT2, Class A2
   5.68% due 09/25/2034 (b)                              30,706           30,748
M.A.S.Transactions Asset Backed Securities
   Trust, Series 2005-AB1, Class A1B
   5.143% due 11/25/2035 (b)                            160,278          159,376
MBNA Master Credit Card Trust USA,
   Series 2000-L, Class A
   6.50% due 04/15/2010                                 284,000          288,399
Merrill Lynch Mortgage Investors Inc.,
   Series 2005-SD1, Class A1
   5.51% due 05/25/2046 (b)                              87,907           87,922
Morgan Stanley ABS Capital I,
   Series 2004-WMC2, Class A2
   5.69% due 07/25/2034 (b)                              39,633           39,633
Morgan Stanley ABS Capital I,
   Series 2006-NC1, Class A1
   5.41% due 12/25/2035 (b)                             587,948          587,977
Morgan Stanley Home Equity Loans,
   Series 2006-2, Class A2
   5.44% due 02/25/2036 (b)                             205,000          204,936
Nissan Auto Lease Trust, Series 2005-A,
   Class A2
   4.61% due 01/15/2008                                  91,454           91,339
Nissan Auto Receivables Owner Trust,
   Series 2005-B, Class A2
   3.75% due 09/17/2007                                  12,742           12,734
Nissan Auto Receivables Owner Trust,
   Series 2006-B, Class A3
   5.16% due 02/15/2010                                 145,000          145,113
Nomura Home Equity Loan Inc.,
   Series 2006-WF1, Class A1
   5.3894% due 03/25/2036 (b)                           301,655          301,655
Northstar Education Finance, Inc.,
   Series 2005-1, Class A5
   3.98% due 10/28/2045                                 195,000          192,956
Novastar Home Equity Loan,
   Series 2005-2, Class A2B
   5.48% due 10/25/2035 (b)                             247,659          247,713
Option One Mortgage Loan Trust,
   Series 2006-1, Class 2A1
   5.40% due 01/25/2036 (b)                             212,417          212,455
Ownit Mortgage Loan Asset-Backed
   Certificates, Series 2006-1, Class AF1
   5.424% due 12/25/2036                                139,708          139,053
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                                 162,000          169,712
PG&E Energy Recovery Funding LLC,
   Series 2005-2, Class A2
   5.03% due 03/25/2014                                 393,000          393,264

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
SLM Student Loan Trust, Series 2004-1,
   Class A2
   5.625% due 07/25/2018 (b)                     $      264,000   $      265,111
Structured Asset Investment Loan Trust,
   Series 2005-11, Class A4
   5.42% due 01/25/2036 (b)                             204,267          204,293
Triad Auto Receivables Owner Trust,
   Series 2003-B, Class A4
   3.20% due 12/13/2010                                 119,605          117,498
USAA Auto Owner Trust, Series 2004-3,
   Class A3
   3.16% due 02/17/2009                                 133,369          132,171
USAA Auto Owner Trust, Series 2005-1,
   Class A3
   3.90% due 07/15/2009                                  74,854           74,202
USAA Auto Owner Trust, Series 2005-3,
   Class A2
   4.52% due 06/16/2008                                 120,604          120,359
USAA Auto Owner Trust, Series 2006-3,
   Class A4
   5.36% due 06/15/2012                                 236,000          238,618
Volkswagen Auto Lease Trust,
   Series 2006-A, Class A2
   5.55% due 11/20/2008                                 290,000          290,952
Wachovia Auto Loan Owner Trust,
   Series 2006-1, Class A3
   5.10% due 07/20/2011                                 315,000          314,945
Wachovia Auto Owner Trust,
   Series 2004-A, Class A4
   3.66% due 07/20/2010                                 560,000          551,940
Wachovia Auto Owner Trust,
   Series 2005-B, Class A2
   4.82% due 02/20/2009                                 229,847          229,416
Washington Mutual Master Note Trust,
   Series 2006-M1A, Class M1
   5.41% due 08/15/2013 (b)                             536,000          536,586
WFS Financial Owner Trust,
   Series 2003-1, Class A4
   2.74% due 09/20/2010                                  39,280           39,028
WFS Financial Owner Trust,
   Series 2003-3, Class A4
   3.25% due 05/20/2011                                 189,641          187,188
WFS Financial Owner Trust,
   Series 2003-4, Class A4
   3.15% due 05/20/2011                                  64,136           63,219
WFS Financial Owner Trust,
   Series 2004-1, Class A4
   2.81% due 08/22/2011                                 131,034          128,346
WFS Financial Owner Trust,
   Series 2005-3, Class A3A
   4.25% due 06/17/2010                                 110,000          109,113
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $17,128,401)                                                $   17,145,101
                                                                  --------------
SHORT TERM INVESTMENTS - 11.60%
Federal Home Loan Mortgage Corp.
   Discount Notes zero coupon due 06/26/2007     $    1,307,000   $    1,255,560
Rabobank USA Finance Corp.
   5.35% due 10/02/2006                               3,005,000        3,004,554
State Street Navigator Securities Lending
   Prime Portfolio (c)                               16,298,154       16,298,154

CORE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
UBS Finance (Delaware) LLC
   5.34% due 10/02/2006                          $    3,005,000   $    3,004,554
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $23,562,822)                                                $   23,562,822
                                                                  --------------
REPURCHASE AGREEMENTS - 3.88%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at 3.95% to
   be repurchased at $7,872,591 on
   10/02/2006, collateralized by
   $7,585,000 Federal National Mortgage
   Association, 6.125% due 03/15/2012
   (valued at $8,030,619, including
   interest) (c)***                              $    7,870,000   $    7,870,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,870,000)                                                 $    7,870,000
                                                                  --------------
TOTAL INVESTMENTS (CORE BOND TRUST)
   (COST $240,728,976) - 119.07%                                  $  241,811,076
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (19.07)%                                                          (38,722,453)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  203,088,623
                                                                  ==============

CORE EQUITY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.98%

ADVERTISING - 1.42%
WPP Group PLC                                           544,900   $    6,751,132

APPAREL & TEXTILES - 1.26%
NIKE, Inc., Class B                                      68,100        5,966,922

BUILDING MATERIALS & CONSTRUCTION - 0.55%
Masco Corp.                                              95,086        2,607,258

CABLE AND TELEVISION - 5.23%
DIRECTV Group, Inc. *                                   710,900       13,990,512
Time Warner, Inc.                                       594,900       10,845,027
                                                                  --------------
                                                                      24,835,539
COMPUTERS & BUSINESS EQUIPMENT - 7.41%
Cisco Systems, Inc. *                                   296,500        6,819,500
Dell, Inc. *                                            328,300        7,498,372
Hewlett-Packard Company                                 209,400        7,682,886
International Business Machines Corp.                    73,800        6,047,172
Seagate Technology *                                    308,600        7,125,574
                                                                  --------------
                                                                      35,173,504
ELECTRICAL UTILITIES - 5.04%
The AES Corp. *                                       1,172,800       23,913,392

FINANCIAL SERVICES - 12.16%
Capital One Financial Corp.                             109,500        8,613,270
Citigroup, Inc.                                         259,000       12,864,530
Countrywide Financial Corp.                             413,300       14,482,032

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
JPMorgan Chase & Company                                463,900   $   21,784,744
                                                                  --------------
                                                                      57,744,576
HEALTHCARE SERVICES - 6.85%
Health Net, Inc. *                                      244,600       10,644,992
UnitedHealth Group, Inc.                                444,600       21,874,320
                                                                  --------------
                                                                      32,519,312
HOLDINGS COMPANIES/CONGLOMERATES - 1.44%
General Electric Company                                193,400        6,827,020

HOMEBUILDERS - 4.30%
Beazer Homes USA, Inc. (a)                               51,800        2,022,272
Centex Corp.                                            147,590        7,766,186
Pulte Homes, Inc.                                       258,000        8,219,880
Ryland Group, Inc. (a)                                   56,075        2,423,001
                                                                  --------------
                                                                      20,431,339
INSURANCE - 5.91%
Aetna, Inc.                                             389,300       15,396,815
American International Group, Inc.                      162,100       10,740,746
St. Paul Travelers Companies, Inc.                       40,700        1,908,423
                                                                  --------------
                                                                      28,045,984
INTERNET RETAIL - 10.84%
Amazon.com, Inc. * (a)                                  581,000       18,661,720
eBay, Inc. *                                            445,100       12,623,036
Expedia, Inc. *                                         472,116        7,402,779
IAC/InterActiveCorp. * (a)                              444,100       12,772,316
                                                                  --------------
                                                                      51,459,851
INTERNET SERVICE PROVIDER - 6.68%
Google, Inc., Class A *                                  49,500       19,894,050
Yahoo!, Inc. *                                          467,600       11,820,928
                                                                  --------------
                                                                      31,714,978
INTERNET SOFTWARE - 0.30%
Symantec Corp. *                                         66,700        1,419,376

LEISURE TIME - 1.86%
Electronic Arts, Inc. *                                 158,700        8,836,416

MANUFACTURING - 5.25%
Tyco International, Ltd.                                891,200       24,944,688

PHARMACEUTICALS - 1.89%
Pfizer, Inc.                                            316,515        8,976,365

PHOTOGRAPHY - 2.68%
Eastman Kodak Company (a)                               567,500       12,712,000

RETAIL TRADE - 6.27%
Home Depot, Inc.                                        291,700       10,579,959
Sears Holdings Corp. *                                  121,300       19,176,317
                                                                  --------------
                                                                      29,756,276
SANITARY SERVICES - 0.64%
Waste Management, Inc.                                   82,700        3,033,436

SOFTWARE - 1.04%
CA, Inc.                                                207,575        4,917,452

CORE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 9.96%
Qwest Communications International,
   Inc. * (a)                                         2,705,900   $   23,595,448
Sprint Nextel Corp.                                   1,379,700       23,661,855
                                                                  --------------
                                                                      47,257,303
                                                                  --------------
TOTAL COMMON STOCKS (Cost $452,206,190)                           $  469,844,119
                                                                  --------------
SHORT TERM INVESTMENTS - 9.22%
State Street Navigator Securities
   Lending Prime Portfolio (c)                     $ 43,740,871   $   43,740,871
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $43,740,871)                                                $   43,740,871
                                                                  --------------
REPURCHASE AGREEMENTS - 0.89%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $4,236,394 on 10/2/2006,
   collateralized by $3,980,000
   Federal National Mortgage
   Association, 7.25% due
   01/15/2010 (valued at $4,323,275,
   including interest) (c)                         $  4,235,000   $    4,235,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,235,000)                                                 $    4,235,000
                                                                  --------------
TOTAL INVESTMENTS (CORE EQUITY TRUST)
   (COST $500,182,061) - 109.09%                                  $  517,819,990

LIABILITIES IN EXCESS OF OTHER ASSETS
   - (9.09)%                                                         (43,145,291)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  474,674,699
                                                                  ==============

DYNAMIC GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.04%

APPAREL & TEXTILES - 9.64%
Coach, Inc. *                                           161,300   $    5,548,720
Guess?, Inc. * (a)                                       50,900        2,470,177
Polo Ralph Lauren Corp., Class A                         96,400        6,236,116
                                                                  --------------
                                                                      14,255,013
CELLULAR COMMUNICATIONS - 1.69%
NII Holdings, Inc. *                                     40,200        2,498,832

COAL - 1.88%
Peabody Energy Corp.                                     75,700        2,784,246

COMPUTERS & BUSINESS EQUIPMENT - 4.05%
Cognizant Technology Solutions Corp.,
   Class A  *                                            31,900        2,362,514
Network Appliance, Inc. *                                97,800        3,619,578
                                                                  --------------
                                                                       5,982,092
CONSTRUCTION & MINING EQUIPMENT - 2.84%
Joy Global, Inc.                                         62,750        2,360,028

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT (CONTINUED)
Rowan Companies, Inc. (a)                                58,400   $    1,847,192
                                                                  --------------
                                                                       4,207,220
DRUGS & HEALTH CARE - 2.19%
Mentor Corp. (a)                                         64,400        3,245,116

ELECTRICAL EQUIPMENT - 3.60%
Molex, Inc.                                             100,500        3,307,455
Wesco International, Inc. *                              34,700        2,013,641
                                                                  --------------
                                                                       5,321,096
ENERGY - 1.92%
Southwestern Energy Company *                            95,100        2,840,637

FINANCIAL SERVICES - 13.80%
Affiliated Managers Group, Inc. * (a)                    56,900        5,696,259
E*TRADE Financial Corp. *                               217,700        5,207,384
Jefferies Group, Inc.                                   118,300        3,371,550
Nasdaq Stock Market, Inc. * (a)                         101,000        3,054,240
Nuveen Investments, Class A (a)                          60,000        3,073,800
                                                                  --------------
                                                                      20,403,233
GAS & PIPELINE UTILITIES - 2.39%
Ultra Petroleum Corp. * (a)                              73,600        3,540,896

HEALTHCARE PRODUCTS - 8.32%
C.R. Bard, Inc.                                          21,900        1,642,500
Fisher Scientific International, Inc. *                  49,000        3,833,760
Herbalife, Ltd. *                                        89,400        3,386,472
Hologic, Inc. * (a)                                      38,600        1,679,872
The Cooper Companies, Inc.                               32,900        1,760,150
                                                                  --------------
                                                                      12,302,754
HEALTHCARE SERVICES - 8.74%
Amerigroup Corp. *                                      129,100        3,814,905
Cerner Corp. * (a)                                       75,500        3,427,700
DaVita, Inc. *                                           46,400        2,685,168
Pediatrix Medical Group, Inc. *                          65,600        2,991,360
                                                                  --------------
                                                                      12,919,133
HOTELS & RESTAURANTS - 1.82%
The Cheesecake Factory, Inc. * (a)                       99,200        2,697,248

HOUSEHOLD PRODUCTS - 2.01%
Jarden Corp. * (a)                                       90,000        2,967,300

INDUSTRIAL MACHINERY - 2.78%
Terex Corp. *                                            90,900        4,110,498

INTERNATIONAL OIL - 1.93%
Noble Corp.                                              44,400        2,849,592

INTERNET RETAIL - 1.87%
Nutri/System, Inc. * (a)                                 44,400        2,765,676

INTERNET SOFTWARE - 6.08%
Akamai Technologies, Inc. *                             116,500        5,823,835
F5 Networks, Inc. *                                      59,000        3,169,480
                                                                  --------------
                                                                       8,993,315

DYNAMIC GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 0.98%
Station Casinos, Inc. (a)                                25,100   $    1,451,533

MANUFACTURING - 2.67%
Roper Industries, Inc.                                   88,400        3,955,016

PETROLEUM SERVICES - 1.00%
BJ Services Company                                      49,000        1,476,370

PHARMACEUTICALS - 1.05%
Celgene Corp. * (a)                                      35,900        1,554,470

RETAIL TRADE - 5.91%
Abercrombie & Fitch Company, Class A                     27,600        1,917,648
Chico's FAS, Inc. * (a)                                 121,700        2,620,201
Urban Outfitters, Inc. * (a)                            237,600        4,203,144
                                                                  --------------
                                                                       8,740,993
SEMICONDUCTORS - 3.16%
MEMC Electronic Materials, Inc. *                       127,500        4,670,325

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   - 2.52%
Comverse Technology, Inc. *                             174,000        3,730,560

TRUCKING & FREIGHT - 3.20%
Oshkosh Truck Corp.                                      93,900        4,739,133
                                                                  --------------
TOTAL COMMON STOCKS (Cost $114,569,680)                           $  145,002,297
                                                                  --------------
SHORT TERM INVESTMENTS - 25.20%
State Street Navigator Securities
   Lending Prime Portfolio (c)                     $ 37,272,037   $   37,272,037
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $37,272,037)                                                $   37,272,037
                                                                  --------------
REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at $2,733,900 on
   10/2/2006, collateralized by $2,955,000
   Federal National Mortgage Association,
   5.70% due 03/27/2023 (valued at
   $2,792,040, including interest) (c)             $  2,733,000   $    2,733,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,733,000)                                              $    2,733,000
                                                                  --------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
   (COST $154,574,717) - 125.09%                                  $  185,007,334
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (25.09)%                                                        (37,109,006)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  147,898,328
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 100.25%

ADVERTISING - 1.66%
Aquantive, Inc. *                                        19,100   $      451,142

AEROSPACE - 1.68%
ARGON ST, Inc. *                                         19,080          457,348

AUTOMOBILES - 1.09%
Force Protection, Inc. *                                 35,300          295,461

BANKING - 5.84%
Boston Private Financial Holdings, Inc.                  11,200          312,256
IBERIABANK Corp.                                          5,150          314,150
UCBH Holdings, Inc.                                       7,000          122,220
Umpqua Holdings Corp.                                    16,320          466,752
Wintrust Financial Corp.                                  7,386          370,408
                                                                  --------------
                                                                       1,585,786
BIOTECHNOLOGY - 1.56%
Martek Biosciences Corp. *                               19,650          422,672

BUILDINGS - 0.75%
Modtech Holdings, Inc. *                                 36,450          202,662

BUSINESS SERVICES - 6.15%
Access Integrated Technologies, Inc. *                   23,950          226,807
Barrett Business Services, Inc. *                        15,800          339,226
Euronet Worldwide, Inc. *                                25,350          622,342
FTI Consulting, Inc. *                                   19,250          482,405
                                                                  --------------
                                                                       1,670,780
CHEMICALS - 0.54%
American Vanguard Corp.                                  10,500          147,000

COMMERCIAL SERVICES - 2.06%
Color Kinetics, Inc. *                                   18,750          318,375
Stantec, Inc. *                                          13,200          242,616
                                                                  --------------
                                                                         560,991
COMPUTERS & BUSINESS EQUIPMENT - 5.46%
Lasercard Corp. *                                        28,200          367,728
Stratasys, Inc. *                                        13,750          363,137
Trident Microsystems, Inc. *                             32,350          752,461
                                                                  --------------
                                                                       1,483,326
CONSTRUCTION MATERIALS - 1.00%
Simpson Manufacturing, Inc.                              10,100          273,003

CORRECTIONAL FACILITIES - 0.97%
Corrections Corp. of America *                            6,125          264,906

DRUGS & HEALTH CARE - 2.05%
Healthextras, Inc. *                                      9,550          270,360
Matrixx Initiatives, Inc. *                              15,000          285,450
                                                                  --------------
                                                                         555,810
ELECTRONICS - 5.18%
Measurement Specialties, Inc. *                          16,000          298,400
Medis Technologies, Ltd. *                               27,550          680,761
Supertex, Inc. *                                         11,000          427,570
                                                                  --------------
                                                                       1,406,731
ENERGY - 3.79%
Headwaters, Inc. *                                       16,600          387,610

EMERGING GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
InterOil Corp. *                                         17,750   $      336,007
KFx, Inc. *                                              28,650          306,555
                                                                  --------------
                                                                       1,030,172
FINANCIAL SERVICES - 1.23%
Waddell & Reed Financial, Inc., Class A                  13,450          332,888

FOOD & BEVERAGES - 0.96%
Buffalo Wild Wings, Inc. *                                6,850          262,012

HEALTHCARE PRODUCTS - 13.23%
Adeza Biomedical Corp. *                                 27,600          452,916
Caliper Life Sciences, Inc. *                            35,000          170,800
Cyberonics, Inc. *                                       16,150          283,109
Intralase Corp. *                                        25,766          507,848
Kyphon, Inc. *                                           11,700          437,814
Nuvasive, Inc. *                                         19,200          386,112
ResMed, Inc. *                                           14,000          563,500
Somanetics Corp. *                                       17,500          349,300
SonoSite, Inc. *                                         15,600          443,040
                                                                  --------------
                                                                       3,594,439
HEALTHCARE SERVICES - 0.31%
Nitromed, Inc. *                                         26,500           84,005

HOTELS & RESTAURANTS - 2.21%
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                   15,400          346,346
Texas Roadhouse, Inc., Class A *                         20,600          252,968
                                                                  --------------
                                                                         599,314
HOUSEHOLD PRODUCTS - 2.63%
iRobot Corp. *                                           21,100          423,266
Select Comfort Corp. *                                   13,300          291,004
                                                                  --------------
                                                                         714,270
INDUSTRIAL MACHINERY - 0.82%
Quixote Corp.                                            12,450          221,859

INSURANCE - 3.26%
Infinity Property & Casualty Corp.                       11,650          479,165
ProAssurance Corp. *                                      4,800          236,544
United Fire & Casualty Company                            5,450          170,585
                                                                  --------------
                                                                         886,294
INTERNATIONAL OIL - 0.31%
ATP Oil & Gas Corp. *                                     2,300           84,962

LEISURE TIME - 4.59%
Bally Technologies, Inc. *                               24,550          432,080
Imax Corp. *                                             53,700          262,593
Pinnacle Entertainment, Inc. *                            8,800          247,456
Progressive Gaming International Corp. *                 37,050          303,810
                                                                  --------------
                                                                       1,245,939
MANUFACTURING - 2.25%
Radyne Corp. *                                           11,300          138,312
Raven Industries, Inc.                                   15,800          474,158
                                                                  --------------
                                                                         612,470

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS - 0.90%
EV3, Inc. *                                              14,350   $      244,094

OFFICE FURNISHINGS & SUPPLIES - 1.28%
Global Imaging Systems, Inc. *                           15,800          348,706

PETROLEUM SERVICES - 1.85%
Superior Energy Services, Inc. *                          8,850          232,401
TETRA Technologies, Inc. *                               11,150          269,384
                                                                  --------------
                                                                         501,785
PHARMACEUTICALS - 2.80%
Atherogenics, Inc. *                                     13,400          176,478
Medicis Pharmaceutical Corp., Class A                    18,093          585,309
                                                                  --------------
                                                                         761,787
RETAIL TRADE - 2.47%
A.C. Moore Arts & Crafts, Inc. *                         19,450          370,133
Hibbett Sporting Goods, Inc. *                           11,450          299,761
                                                                  --------------
                                                                         669,894
SEMICONDUCTORS - 4.73%
Actel Corp. *                                            20,900          324,995
FormFactor, Inc. *                                       15,300          644,589
Mattson Technology, Inc. *                               38,000          315,400
                                                                  --------------
                                                                       1,284,984
SOFTWARE - 8.59%
Allscripts Healthcare Solution, Inc. *                   19,650          441,142
Concur Technologies, Inc. *                              29,650          431,408
Faro Technologies, Inc. *                                23,100          441,210
Opsware, Inc. *                                          67,600          609,076
Progress Software Corp. *                                15,795          410,670
                                                                  --------------
                                                                       2,333,506
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.74%
Comtech Telecommunications Corp. *                       14,100          472,068

TRUCKING & FREIGHT - 4.31%
Celadon Group, Inc. *                                    25,825          429,728
ID Systems, Inc. *                                       18,750          443,062
Oshkosh Truck Corp.                                       5,900          297,773
                                                                  --------------
                                                                       1,170,563
                                                                  --------------
TOTAL COMMON STOCKS (Cost $29,132,483)                            $   27,233,629
                                                                  --------------
SHORT TERM INVESTMENTS - 0.38%
State Street Global Advisers Funds (c)           $      102,000   $      102,000
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $102,000)                                                   $      102,000
                                                                  --------------
TOTAL INVESTMENTS (EMERGING GROWTH TRUST)
   (COST $29,234,483) - 100.63%                                   $   27,335,629

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.63)%                                                              (170,587)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   27,165,042
                                                                  ==============

EMERGING SMALL COMPANY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.90%

ADVERTISING - 1.83%
inVentiv Health, Inc. * (a)                              98,500   $    3,154,955
ValueClick, Inc. * (a)                                   99,500        1,844,730
                                                                  --------------
                                                                       4,999,685
AEROSPACE - 2.59%
Armor Holdings, Inc. *                                   24,500        1,404,585
BE Aerospace, Inc. * (a)                                181,000        3,817,290
HEICO Corp., Class A (a)                                 64,000        1,859,200
                                                                  --------------
                                                                       7,081,075
APPAREL & TEXTILES - 2.50%
Carter's, Inc. * (a)                                    103,000        2,718,170
Crocs, Inc. * (a)                                        88,600        3,007,970
Volcom, Inc. * (a)                                       49,000        1,104,460
                                                                  --------------
                                                                       6,830,600
AUTO PARTS - 1.68%
LKQ Corp. * (a)                                         209,000        4,591,730

AUTOMOBILES - 0.90%
Monro Muffler Brake, Inc.                                72,000        2,448,720

BANKING - 8.91%
BankAtlantic Bancorp, Inc., Class A (a)                 116,000        1,649,520
Boston Private Financial Holdings, Inc. (a)              56,300        1,569,644
Capitol Bancorp, Ltd. (a)                                62,000        2,759,000
Digital Insight Corp. *                                  75,000        2,199,000
East West Bancorp, Inc. (a)                              59,044        2,338,733
PrivateBancorp, Inc. (a)                                 30,000        1,371,600
Signature Bank * (a)                                     65,000        2,010,450
Sterling Financial Corp., Spokane (a)                    58,500        1,897,155
United Community Banks, Inc. (a)                        130,000        3,906,500
Virginia Commerce Bancorp, Inc. * (a)                   117,999        2,619,578
Wintrust Financial Corp. (a)                             41,000        2,056,150
                                                                  --------------
                                                                      24,377,330
BIOTECHNOLOGY - 0.74%
Integra LifeSciences Holdings Corp. * (a)                54,000        2,023,920

BUILDING MATERIALS & CONSTRUCTION - 1.54%
Beacon Roofing Supply, Inc. * (a)                       107,249        2,170,720
Williams Scotsman International, Inc. * (a)              95,500        2,039,880
                                                                  --------------
                                                                       4,210,600
BUSINESS SERVICES - 2.63%
Euronet Worldwide, Inc. * (a)                           101,000        2,479,550
Labor Ready, Inc. * (a)                                 151,000        2,405,430
Sotheby's Holdings, Inc., Class A (a)                    71,500        2,305,160
                                                                  --------------
                                                                       7,190,140
CABLE AND TELEVISION - 0.93%
Central European Media Enterprises-A,
   Ltd. * (a)                                            38,000        2,547,900

CHEMICALS - 0.77%
Airgas, Inc.                                             58,000        2,097,860

COAL - 0.83%
Foundation Coal Holdings, Inc.                           70,000        2,265,900

COMMERCIAL SERVICES - 0.84%
Pool Corp. (a)                                           60,000        2,310,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 3.97%
Electronics for Imaging, Inc. * (a)                     100,800   $    2,306,304
Micros Systems, Inc. *                                   60,000        2,935,200
Rackable Systems, Inc. * (a)                             78,600        2,151,282
Trident Microsystems, Inc. * (a)                         58,800        1,367,688
Witness Systems, Inc. * (a)                             120,000        2,103,600
                                                                  --------------
                                                                      10,864,074
CRUDE PETROLEUM & NATURAL GAS - 1.60%
Arena Resources, Inc. * (a)                              67,000        2,152,040
GMX Resources, Inc. * (a)                                71,000        2,228,690
                                                                  --------------
                                                                       4,380,730
DRUGS & HEALTH CARE - 3.40%
Conor Medsystems, Inc. * (a)                             85,600        2,017,592
Healthextras, Inc. * (a)                                109,000        3,085,790
Illumina, Inc. * (a)                                     40,000        1,321,600
Immucor, Inc. *                                         128,000        2,868,480
                                                                  --------------
                                                                       9,293,462
ELECTRICAL EQUIPMENT - 1.00%
W.H. Brady Company, Class A (a)                          77,700        2,731,932

ELECTRONICS - 0.40%
Measurement Specialties, Inc. * (a)                      58,556        1,092,069

ENERGY - 1.18%
Energy Conversion Devices, Inc. * (a)                    52,500        1,944,600
Evergreen Solar, Inc. * (a)                             153,000        1,269,900
                                                                  --------------
                                                                       3,214,500
FINANCIAL SERVICES - 6.36%
Affiliated Managers Group, Inc. * (a)                    60,000        6,006,600
GFI Group, Inc. * (a)                                    57,531        3,180,889
Heartland Payment Systems, Inc. (a)                      52,500        1,365,000
optionsXpress Holdings, Inc. (a)                         80,000        2,230,400
Portfolio Recovery Associates, Inc. * (a)                37,500        1,645,125
SWS Group, Inc.                                          69,800        1,737,322
United Panam Financial Corp. * (a)                       80,000        1,238,400
                                                                  --------------
                                                                      17,403,736
FOOD & BEVERAGES - 2.01%
Hansen Natural Corp. * (a)                              126,000        4,092,480
Ruth's Chris Steak House, Inc. * (a)                     75,000        1,411,500
                                                                  --------------
                                                                       5,503,980
HEALTHCARE PRODUCTS - 5.90%
American Medical Systems Holdings,
   Inc. * (a)                                           139,500        2,570,985
Arthrocare Corp. * (a)                                   42,800        2,005,608
DJO, Inc. * (a)                                          36,000        1,495,080
Haemonetics Corp. * (a)                                  75,000        3,510,000
PSS World Medical, Inc. * (a)                           126,100        2,520,739
Viasys Healthcare, Inc. *                               124,000        3,377,760
Visicu, Inc. * (a)                                       74,000          663,780
                                                                  --------------
                                                                      16,143,952
HEALTHCARE SERVICES - 1.94%
Horizon Health Corp. * (a)                               43,900          670,353
The Advisory Board Company *                             62,500        3,157,500

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
United Surgical Partners International,
   Inc. * (a)                                            59,000   $    1,464,970
                                                                  --------------
                                                                       5,292,823
HOTELS & RESTAURANTS - 2.41%
McCormick & Schmick's Seafood
    Restaurants, Inc. * (a)                              91,000        2,046,590
Orient Express Hotels, Ltd. (a)                          49,729        1,858,870
Red Robin Gourmet Burgers, Inc. * (a)                    58,500        2,697,435
                                                                  --------------
                                                                       6,602,895
HOUSEHOLD PRODUCTS - 1.57%
Central Garden & Pet Company * (a)                       89,000        4,295,140

INDUSTRIAL MACHINERY - 2.61%
Actuant Corp., Class A (a)                               49,000        2,454,900
Gardner Denver, Inc. * (a)                               90,000        2,977,200
H&E Equipment Services, Inc. * (a)                       27,500          670,725
Presstek, Inc. * (a)                                    191,000        1,029,490
                                                                  --------------
                                                                       7,132,315
INDUSTRIALS - 1.39%
Harsco Corp. (a)                                         49,000        3,804,850

INSURANCE - 0.89%
Hub International, Ltd.                                  35,600        1,029,552
ProAssurance Corp. *                                     28,500        1,404,480
                                                                  --------------
                                                                       2,434,032
INTERNET CONTENT - 0.97%
RightNow Technologies, Inc. * (a)                       169,807        2,650,687

LEISURE TIME - 1.29%
Life Time Fitness, Inc. * (a)                            76,500        3,541,185

LIQUOR - 1.38%
Central European Distribution Corp. * (a)               161,500        3,780,715

MANUFACTURING - 0.94%
Coherent, Inc. * (a)                                     74,311        2,575,619

MEDICAL-HOSPITALS - 2.68%
Lifepoint Hospitals, Inc. *                              40,000        1,412,800
Psychiatric Solutions, Inc. * (a)                       109,998        3,749,832
VCA Antech, Inc. * (a)                                   60,028        2,164,610
                                                                  --------------
                                                                       7,327,242
METAL & METAL PRODUCTS - 0.79%
RBC Bearings, Inc. * (a)                                 90,000        2,173,500

OFFICE FURNISHINGS & SUPPLIES - 1.24%
Knoll, Inc.                                             168,200        3,397,640

PETROLEUM SERVICES - 3.87%
Basic Energy Services, Inc. *                            79,000        1,927,600
Superior Energy Services, Inc. *                         88,401        2,321,410
Superior Well Services, Inc. * (a)                       96,600        1,912,680
Universal Compression Holdings, Inc. * (a)               26,000        1,389,700
World Fuel Services Corp. (a)                            75,000        3,033,750
                                                                  --------------
                                                                      10,585,140
PHARMACEUTICALS - 1.64%
Adams Respiratory Therapeutics, Inc. * (a)               45,500        1,664,845

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Adolor Corp. * (a)                                       96,000   $    1,331,520
Alkermes, Inc. * (a)                                     94,000        1,489,900
                                                                  --------------
                                                                       4,486,265
REAL ESTATE - 5.60%
BioMed Realty Trust, Inc., REIT (a)                      80,000        2,427,200
Innkeepers USA Trust, REIT (a)                          206,381        3,361,946
Jones Lang LaSalle, Inc., REIT (a)                       41,116        3,514,596
Sunstone Hotel Investors, Inc., REIT (a)                130,000        3,863,600
Trammell Crow Company, REIT * (a)                        59,000        2,154,090
                                                                  --------------
                                                                      15,321,432
RETAIL GROCERY - 1.05%
United Natural Foods, Inc. * (a)                         93,000        2,882,070

RETAIL TRADE - 4.24%
Childrens Place Retail Stores, Inc. * (a)                51,500        3,297,545
Guitar Center, Inc. * (a)                                51,700        2,309,956
Hibbett Sporting Goods, Inc. * (a)                       93,000        2,434,740
The Men's Wearhouse, Inc. (a)                            50,000        1,860,500
Tween Brands, Inc. * (a)                                 45,000        1,692,000
                                                                  --------------
                                                                      11,594,741
SEMICONDUCTORS - 2.85%
Advanced Analogic Technologies, Inc. * (a)              143,000          785,070
Microsemi Corp. * (a)                                    51,000          961,350
ON Semiconductor Corp. * (a)                            181,000        1,064,280
PMC-Sierra, Inc. * (a)                                  357,000        2,120,580
Varian Semiconductor Equipment Associates,
   Inc. * (a)                                            77,971        2,861,536
                                                                  --------------
                                                                       7,792,816
SOFTWARE - 2.65%
Eclipsys Corp. * (a)                                     42,000          752,220
Transaction Systems Architects, Inc.,
   Class A *                                            138,000        4,736,160
Ultimate Software Group, Inc. * (a)                      75,000        1,764,750
                                                                  --------------
                                                                       7,253,130
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.66%
Aeroflex, Inc. * (a)                                    200,000        2,056,000
Finisar Corp. * (a)                                     334,000        1,212,420
NeuStar, Inc., Class A * (a)                             46,000        1,276,500
                                                                  --------------
                                                                       4,544,920
TRANSPORTATION - 1.18%
UTI Worldwide, Inc. (a)                                 115,000        3,216,550

TRUCKING & FREIGHT - 2.55%
Knight Transportation, Inc. (a)                          62,000        1,050,900
Landstar Systems, Inc.                                   62,000        2,647,400
Old Dominion Freight Lines, Inc. * (a)                  109,000        3,273,270
                                                                  --------------
                                                                       6,971,570
                                                                  --------------
TOTAL COMMON STOCKS (Cost $288,180,569)                           $  273,261,172
                                                                  --------------

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS - 25.39%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   69,447,194   $   69,447,194
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $69,447,194)                                                $   69,447,194
                                                                  --------------
REPURCHASE AGREEMENTS - 0.72%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at $1,976,650 on
   10/02/2006, collateralized by $1,965,000
   Federal Home Loan Mortgage Corp., 5.75%
   due 05/23/2011 (valued at $2,019,038,
   including interest) (c)                       $    1,976,000   $    1,976,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,976,000)                                              $    1,976,000
                                                                  --------------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY
TRUST)
   (COST $359,603,763) - 126.01%                                  $  344,684,366

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (26.01)%                                                          (71,138,091)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  273,546,275
                                                                  ==============

EQUITY-INCOME TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.78%

AEROSPACE - 0.80%
Raytheon Company                                        380,900   $   18,287,009

ALUMINUM - 0.56%
Alcoa, Inc.                                             454,900       12,755,396

AMUSEMENT & THEME PARKS - 0.94%
Walt Disney Company                                     695,800       21,507,178

AUTO PARTS - 0.55%
Genuine Parts Company                                   294,400       12,697,472

AUTOMOBILES - 0.21%
Ford Motor Company (a)                                  590,200        4,774,718

BANKING - 3.90%
Bank of America Corp.                                   367,700       19,697,689
Bank of Ireland                                          36,900          721,860
Fifth Third Bancorp. (a)                                642,300       24,458,784
Mercantile Bankshares Corp.                             198,050        7,183,273
National City Corp. (a)                                 252,700        9,248,820
SunTrust Banks, Inc.                                    236,500       18,276,720
Wells Fargo Company (c)                                 273,200        9,884,376
                                                                  --------------
                                                                      89,471,522
BIOTECHNOLOGY - 0.41%
MedImmune, Inc. * (a)                                   321,100        9,379,331

BROADCASTING - 0.72%
CBS Corp., Class B                                      588,750       16,585,088

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION - 0.15%
Masco Corp.                                             128,900   $    3,534,438

BUSINESS SERVICES - 0.60%
H & R Block, Inc. (a)                                   638,900       13,889,686

CABLE AND TELEVISION - 2.81%
Comcast Corp., Class A *                                316,200       11,651,970
EchoStar Communications Corp., Class A *                237,500        7,775,750
Time Warner, Inc.                                     1,605,700       29,271,911
Viacom, Inc. *                                          428,150       15,918,617
                                                                  --------------
                                                                      64,618,248
CELLULAR COMMUNICATIONS - 0.58%
Motorola, Inc.                                          528,800       13,220,000

CHEMICALS - 1.24%
Chemtura Corp. (a)                                      454,000        3,936,180
E.I. Du Pont De Nemours & Company                       535,200       22,927,968
Hercules, Inc. *                                        101,200        1,595,924
                                                                  --------------
                                                                      28,460,072
COMPUTERS & BUSINESS EQUIPMENT - 2.66%
Cisco Systems, Inc. *                                   829,600       19,080,800
Dell, Inc. *                                            691,700       15,798,428
International Business Machines Corp.                   320,300       26,245,382
                                                                  --------------
                                                                      61,124,610
CONSTRUCTION MATERIALS - 0.63%
Vulcan Materials Company                                183,900       14,390,175

COSMETICS & TOILETRIES - 3.51%
Avon Products, Inc. (a)                                 588,700       18,049,542
Colgate-Palmolive Company                               481,700       29,913,570
International Flavors & Fragrances, Inc. (a)            444,200       17,563,668
Kimberly-Clark Corp.                                    231,200       15,111,232
                                                                  --------------
                                                                      80,638,012
DOMESTIC OIL - 0.66%
Murphy Oil Corp. (a)                                    318,700       15,154,185

DRUGS & HEALTH CARE - 1.16%
Wyeth                                                   525,400       26,711,336

ELECTRICAL EQUIPMENT - 0.49%
Cooper Industries, Ltd., Class A                        130,700       11,138,254

ELECTRICAL UTILITIES - 1.96%
Entergy Corp.                                           241,000       18,853,430
FirstEnergy Corp.                                       252,200       14,087,892
Pinnacle West Capital Corp. (a)                         172,000        7,748,600
TECO Energy, Inc.                                       278,400        4,356,960
                                                                  --------------
                                                                      45,046,882
ELECTRONICS - 0.61%
Sony Corp.                                              347,900       14,092,898

ENERGY - 2.34%
Duke Energy Corp.                                       761,700       23,003,340
Progress Energy, Inc. (a)                               367,700       16,686,226
Xcel Energy, Inc. (a)                                   682,900       14,101,885
                                                                  --------------
                                                                      53,791,451

EQUITY-INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 8.51%
Charles Schwab Corp.                                  1,289,400   $   23,080,260
Citigroup, Inc.                                         235,400       11,692,318
Federal National Mortgage Association                   210,100       11,746,691
Janus Capital Group, Inc.                               189,300        3,732,996
JPMorgan Chase & Company                              1,284,500       60,320,120
Mellon Financial Corp.                                  682,900       26,701,390
Morgan Stanley                                          525,400       38,306,914
State Street Corp. (c)                                  315,700       19,699,680
                                                                  --------------
                                                                     195,280,369
FOOD & BEVERAGES - 3.40%
Campbell Soup Company (a)                               343,600       12,541,400
General Mills, Inc.                                     374,700       21,208,020
McCormick & Company, Inc.                               265,300       10,076,094
Sara Lee Corp.                                          109,200        1,754,844
Sysco Corp.                                             187,300        6,265,185
The Coca-Cola Company                                   588,700       26,303,116
                                                                  --------------
                                                                      78,148,659
GAS & PIPELINE UTILITIES - 0.96%
NiSource, Inc.                                        1,012,700       22,016,098

HEALTHCARE PRODUCTS - 2.28%
Baxter International, Inc.                              316,300       14,378,998
Boston Scientific Corp. *                               837,300       12,383,667
Johnson & Johnson                                       394,000       25,586,360
                                                                  --------------
                                                                      52,349,025
HOLDINGS COMPANIES/CONGLOMERATES - 2.92%
General Electric Company                              1,897,200       66,971,160

HOMEBUILDERS - 0.36%
D.R. Horton, Inc. (a)                                   347,500        8,322,625

HOUSEHOLD PRODUCTS - 1.56%
Fortune Brands, Inc.                                    173,400       13,024,074
Newell Rubbermaid, Inc. (a)                             802,800       22,735,296
                                                                  --------------
                                                                      35,759,370
INDUSTRIAL MACHINERY - 1.30%
Deere & Company                                         181,700       15,246,447
Pall Corp.                                              472,800       14,566,968
                                                                  --------------
                                                                      29,813,415
INSURANCE - 5.68%
American International Group, Inc.                      425,100       28,167,126
Chubb Corp.                                             214,100       11,124,636
Lincoln National Corp.                                  347,900       21,597,632
Marsh & McLennan Companies, Inc.                      1,262,700       35,545,005
St. Paul Travelers Companies, Inc.                      420,300       19,707,867
UnumProvident Corp. (a)                                 735,500       14,261,345
                                                                  --------------
                                                                     130,403,611
INTERNATIONAL OIL - 5.02%
Anadarko Petroleum Corp.                                367,800       16,120,674
ChevronTexaco Corp.                                     669,000       43,391,340
Hess Corp.                                              529,800       21,944,316

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
Royal Dutch Shell PLC, ADR                              511,100   $   33,783,710
                                                                  --------------
                                                                     115,240,040
LIQUOR - 1.16%
Anheuser-Busch Companies, Inc.                          562,000       26,700,620

MANUFACTURING - 3.39%
3M Company                                              242,700       18,061,734
Eaton Corp. (a)                                         128,500        8,847,225
Honeywell International, Inc.                           749,300       30,646,370
Illinois Tool Works, Inc.                                81,600        3,663,840
Tyco International, Ltd.                                596,900       16,707,231
                                                                  --------------
                                                                      77,926,400
NEWSPAPERS - 1.59%
Dow Jones & Company, Inc. (a)                           479,100       16,069,014
The New York Times Company, Class A (a)                 894,300       20,551,014
                                                                  --------------
                                                                      36,620,028
OFFICE FURNISHINGS & SUPPLIES - 0.83%
Avery Dennison Corp.                                    315,200       18,965,584

PAPER - 2.03%
International Paper Company                           1,059,700       36,697,411
MeadWestvaco Corp. (a)                                  374,700        9,933,297
                                                                  --------------
                                                                      46,630,708
PETROLEUM SERVICES - 3.47%
BP PLC, SADR (a)                                        294,400       19,306,752
Exxon Mobil Corp.                                       656,700       44,064,570
Schlumberger, Ltd.                                      262,700       16,295,281
                                                                  --------------
                                                                      79,666,603
PHARMACEUTICALS - 6.07%
Abbott Laboratories                                     401,400       19,491,984
Bristol-Myers Squibb Company                            633,300       15,781,836
Eli Lilly & Company                                     427,300       24,356,100
Merck & Company, Inc.                                   909,900       38,124,810
Pfizer, Inc.                                          1,070,400       30,356,544
Schering-Plough Corp.                                   508,500       11,232,765
                                                                  --------------
                                                                     139,344,039
PHOTOGRAPHY - 0.63%
Eastman Kodak Company (a)                               642,300       14,387,520

PUBLISHING - 1.32%
Tribune Company (a)                                     925,100       30,269,272

RAILROADS & EQUIPMENT - 1.81%
Norfolk Southern Corp.                                  240,800       10,607,240
Union Pacific Corp.                                     352,500       31,020,000
                                                                  --------------
                                                                      41,627,240
REAL ESTATE - 0.05%
Simon Property Group, Inc., REIT                         12,000        1,087,440

RETAIL TRADE - 2.38%
Home Depot, Inc.                                        608,700       22,077,549
RadioShack Corp. (a)                                    385,400        7,438,220
Wal-Mart Stores, Inc.                                   508,500       25,079,220
                                                                  --------------
                                                                      54,594,989

EQUITY-INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES - 0.80%
Waste Management, Inc.                                  498,900   $   18,299,652

SEMICONDUCTORS - 1.05%
Analog Devices, Inc.                                    447,400       13,149,086
Intel Corp.                                             535,200       11,009,064
                                                                  --------------
                                                                      24,158,150
SOFTWARE - 1.66%
Microsoft Corp.                                       1,392,800       38,065,224

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.02%
Lucent Technologies, Inc. * (a)                       2,078,600        4,863,924
Nokia Oyj, SADR                                         947,700       18,660,213
                                                                  --------------
                                                                      23,524,137
TELEPHONE - 5.54%
ALLTEL Corp.                                            341,500       18,953,250
AT&T, Inc.                                            1,284,549       41,824,916
Qwest Communications International,
   Inc. * (a)                                         2,641,000       23,029,520
Sprint Nextel Corp.                                     945,600       16,217,040
Verizon Communications, Inc.                            604,200       22,433,946
Windstream Corp. * (a)                                  353,085        4,657,191
                                                                  --------------
                                                                     127,115,863
TOBACCO - 0.54%
UST, Inc. (a)                                           224,800       12,325,784

TOYS, AMUSEMENTS & SPORTING GOODS - 0.96%
Mattel, Inc.                                          1,124,000       22,142,800
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,838,922,495)                         $2,199,024,386
                                                                  --------------
CORPORATE BONDS - 0.32%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.32%
Lucent Technologies, Inc.
   8.00% due 08/01/2031 (a)                      $    7,233,000        7,260,486
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $7,838,764)                           $    7,260,486
                                                                  --------------
SHORT TERM INVESTMENTS - 12.16%
State Street Navigator Securities
    Lending Prime Portfolio (c)                  $  197,870,099   $  197,870,099
T. Rowe Price Reserve Investment Fund (c)            81,198,141       81,198,141
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $279,068,240)                                            $  279,068,240
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 0.09%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $2,036,670 on 10/02/2006,
   collateralized by $2,120,000
   Federal National Mortgage
   Association, 6.00% due
   07/25/2025 (valued at $2,077,600,
   including interest) (c)                       $    2,036,000   $    2,036,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,036,000)                                              $    2,036,000
                                                                  --------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
   (COST $2,127,865,499) - 108.35%                                $2,487,389,112
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (8.35)%                                                        (191,598,048)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,295,791,064
                                                                  ==============

FINANCIAL SERVICES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.23%

BANKING - 13.80%
Commerce Bancorp, Inc. (a)                              218,600   $    8,024,806
Golden West Financial Corp.                             104,800        8,095,800
ICICI Bank, Ltd., SADR (a)                               12,900          396,159
Wells Fargo Company (c)                                 194,800        7,047,864
                                                                  --------------
                                                                      23,564,629
BUSINESS SERVICES - 9.99%
Dun & Bradstreet Corp. *                                 69,300        5,196,807
H & R Block, Inc.                                       135,200        2,939,248
Moody's Corp.                                           136,400        8,917,832
                                                                  --------------
                                                                      17,053,887
CONTAINERS & GLASS - 2.17%
Sealed Air Corp. (a)                                     68,500        3,707,220

FINANCIAL SERVICES - 29.69%
Ameriprise Financial, Inc.                              118,540        5,559,526
Goldman Sachs Group, Inc.                                54,800        9,270,516
JPMorgan Chase & Company                                170,048        7,985,454
Merrill Lynch & Company, Inc.                           105,300        8,236,566
T. Rowe Price Group, Inc. (c)                           196,000        9,378,600
The First Marblehead Corp. (a)                          147,900       10,243,554
                                                                  --------------
                                                                      50,674,216
HOLDINGS COMPANIES/CONGLOMERATES - 3.36%
Loews Corp.                                             151,100        5,726,690

INSURANCE - 18.42%
American International Group, Inc.                      122,600        8,123,476
China Life Insurance Company, Ltd., ADR (a)              31,900        2,493,304
Everest Re Group, Ltd.                                   40,900        3,988,977
FPIC Insurance Group, Inc. *                             61,500        2,436,015
Markel Corp. * (a)                                        9,800        4,024,468
Progressive Corp.                                       196,000        4,809,840

FINANCIAL SERVICES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Transatlantic Holdings, Inc. (a)                         92,237   $    5,572,037
                                                                  --------------
                                                                      31,448,117
MANUFACTURING - 4.12%
Tyco International, Ltd.                                251,500        7,039,485

TOBACCO - 2.80%
Altria Group, Inc.                                       62,500        4,784,375

TRAVEL SERVICES - 10.88%
American Express Company                                331,100       18,568,088
                                                                  --------------
TOTAL COMMON STOCKS (Cost $107,676,366)                           $  162,566,707
                                                                  --------------
SHORT TERM INVESTMENTS - 22.55%
Barton Capital Corp.
   5.27% due 10/04/2006                          $    4,500,000   $    4,498,024
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                               5,765,000        5,764,142
State Street Navigator Securities Lending
   Prime Portfolio (c)                               24,597,610       24,597,610
UBS Finance (Delaware) LLC
   5.26% due 10/02/2006 (c)                           3,628,000        3,627,470
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $38,487,245)                                             $   38,487,246
                                                                  --------------
TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
   (COST $146,163,611) - 117.78%                                  $  201,053,953

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (17.78)%                                                          (30,346,290)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  170,707,663
                                                                  ==============

FUNDAMENTAL VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 94.87%

ADVERTISING - 0.24%
WPP Group PLC, SADR                                      41,649   $    2,570,993

BANKING - 6.58%
Commerce Bancorp, Inc. (a)                              185,900        6,824,389
Golden West Financial Corp.                             437,801       33,820,127
Wells Fargo Company (c)                                 803,334       29,064,624
                                                                  --------------
                                                                      69,709,140
BROADCASTING - 1.94%
Liberty Media Holding Corp.-Capital,
   Series A *                                            33,505        2,800,013
News Corp.                                              901,000       17,704,650
                                                                  --------------
                                                                      20,504,663
BUSINESS SERVICES - 4.36%
Dun & Bradstreet Corp. *                                 82,305        6,172,052
H & R Block, Inc. (a)                                   509,977       11,086,900
Iron Mountain, Inc. * (a)                               332,758       14,288,628
Moody's Corp. (a)                                       222,699       14,560,061
                                                                  --------------
                                                                      46,107,641

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION - 3.70%
Comcast Corp.-Special Class A * (a)                     919,243   $   33,837,335
NTL, Inc.                                               208,007        5,289,618
                                                                  --------------
                                                                      39,126,953
COLLEGES & UNIVERSITIES - 0.34%
Apollo Group, Inc., Class A *                            73,500        3,619,140

COMPUTERS & BUSINESS EQUIPMENT - 1.18%
Dell, Inc. *                                            272,100        6,214,764
Hewlett-Packard Company                                 172,016        6,311,267
                                                                  --------------
                                                                      12,526,031
CONSTRUCTION MATERIALS - 1.36%
Martin Marietta Materials, Inc. (a)                      86,521        7,321,407
Vulcan Materials Company                                 90,930        7,115,273
                                                                  --------------
                                                                      14,436,680
CONTAINERS & GLASS - 1.95%
Sealed Air Corp. (a)                                    381,196       20,630,328

COSMETICS & TOILETRIES - 1.53%
Avon Products, Inc.                                     132,588        4,065,148
Procter & Gamble Company                                196,100       12,154,278
                                                                  --------------
                                                                      16,219,426
CRUDE PETROLEUM & NATURAL GAS - 6.31%
Devon Energy Corp.                                      361,491       22,828,157
EOG Resources, Inc.                                     311,712       20,276,865
Occidental Petroleum Corp.                              493,018       23,719,096
                                                                  --------------
                                                                      66,824,118
FINANCIAL SERVICES - 11.05%
Ameriprise Financial, Inc.                              245,327       11,505,836
Citigroup, Inc.                                         451,781       22,439,962
HSBC Holdings PLC                                     1,669,295       30,445,055
JPMorgan Chase & Company                                930,438       43,693,368
Morgan Stanley                                           96,725        7,052,220
State Street Corp. (c)                                   30,725        1,917,240
                                                                  --------------
                                                                     117,053,681
FOOD & BEVERAGES - 1.85%
Diageo PLC, SADR                                        180,419       12,816,966
Hershey Company (a)                                     127,017        6,789,058
                                                                  --------------
                                                                      19,606,024
HEALTHCARE SERVICES - 2.30%
Cardinal Health, Inc.                                   158,048       10,390,076
Caremark Rx, Inc.                                       247,129       14,004,800
                                                                  --------------
                                                                      24,394,876
HOLDINGS COMPANIES/CONGLOMERATES - 5.63%
Berkshire Hathaway, Inc., Class A *                         346       33,146,800
China Merchants Holdings International
   Company, Ltd.                                      1,790,511        5,262,424
Loews Corp.                                             558,089       21,151,573
                                                                  --------------
                                                                      59,560,797
HOUSEHOLD PRODUCTS - 0.20%
Hunter Douglas NV                                        29,636        2,079,155

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIALS - 0.27%
Cosco Pacific, Ltd.                                   1,439,185   $    2,877,779

INSURANCE - 9.12%
American International Group, Inc.                      695,357       46,074,355
Aon Corp.                                               208,692        7,068,398
Chubb Corp.                                              56,596        2,940,728
Markel Corp. * (a)                                        2,153          884,151
Principal Financial Group, Inc. (a)                      61,258        3,325,084
Progressive Corp.                                       999,204       24,520,466
Sun Life Financial, Inc. (a)                             37,229        1,528,995
Transatlantic Holdings, Inc. (a)                        170,100       10,275,741
                                                                  --------------
                                                                      96,617,918
INTERNATIONAL OIL - 3.95%
ConocoPhillips                                          703,276       41,866,020

INTERNET RETAIL - 0.85%
Amazon.com, Inc. * (a)                                  183,300        5,887,596
Expedia, Inc. * (a)                                      69,422        1,088,537
IAC/InterActiveCorp. * (a)                               71,222        2,048,345
                                                                  --------------
                                                                       9,024,478
INTERNET SERVICE PROVIDER - 0.32%
Liberty Media Holding Corp.-Interactive A *             167,525        3,414,160

LIQUOR - 0.77%
Heineken Holding NV                                     207,750        8,167,792

MANUFACTURING - 5.99%
Harley-Davidson, Inc. (a)                               309,068       19,394,017
Tyco International, Ltd.                              1,574,868       44,080,555
                                                                  --------------
                                                                      63,474,572
MINING - 0.44%
BHP Billiton PLC                                        136,500        2,355,404
Rio Tinto PLC                                            48,300        2,284,306
                                                                  --------------
                                                                       4,639,710
PETROLEUM SERVICES - 0.82%
Transocean, Inc. *                                      117,725        8,621,002

PUBLISHING - 1.09%
Gannett Company, Inc.                                    47,082        2,675,670
Lagardere S.C.A.                                        123,313        8,901,500
                                                                  --------------
                                                                      11,577,170
RETAIL TRADE - 6.99%
Bed Bath & Beyond, Inc. *                               152,200        5,823,172
CarMax, Inc. *                                           61,000        2,544,310
Costco Wholesale Corp.                                  776,394       38,571,254
Lowe's Companies, Inc.                                  181,200        5,084,472
Wal-Mart Stores, Inc.                                   445,405       21,967,375
                                                                  --------------
                                                                      73,990,583
SOFTWARE - 2.17%
Microsoft Corp.                                         841,674       23,002,950

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.77%
Nokia Oyj, SADR                                         123,014        2,422,146

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES (CONTINUED)
SK Telecom Company, Ltd., ADR                           242,361   $    5,726,990
                                                                  --------------
                                                                       8,149,136
TELEPHONE - 1.05%
Sprint Nextel Corp.                                     648,800       11,126,920

TOBACCO - 4.49%
Altria Group, Inc.                                      620,697       47,514,355

TRAVEL SERVICES - 4.46%
American Express Company                                842,935       47,271,795

TRUCKING & FREIGHT - 0.80%
Kuehne & Nagel International AG                          50,500        3,493,203
United Parcel Service, Inc., Class B                     68,758        4,946,450
                                                                  --------------
                                                                       8,439,653
                                                                  --------------
TOTAL COMMON STOCKS (Cost $783,424,982)                           $1,004,745,639
                                                                  --------------
CONVERTIBLE BONDS - 0.34%

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.34%
Level 3 Communications, Inc.
   10.00% due 05/01/2011                         $    2,000,000        3,560,000
                                                                  --------------
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)                         $    3,560,000
                                                                  --------------
SHORT TERM INVESTMENTS - 8.03%
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                          $   12,984,000   $   12,982,067
Sanpaola Imi US Financial Company
   5.28% due 10/02/2006                              35,679,000       35,673,767
State Street Navigator Securities Lending
   Prime Portfolio (c)                               36,363,055       36,363,055
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 85,018,889)                                               $   85,018,889
                                                                  --------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)
   (COST $870,443,871) - 103.24%                                  $1,093,324,528

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.24)%                                                  (34,290,029)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,059,034,499
                                                                  ==============

GLOBAL ALLOCATION TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 67.32%

AUSTRALIA - 0.47%
National Australia Bank, Ltd.                            12,254   $      335,560
Qantas Airways, Ltd., ADR                               147,577          430,548
QBE Insurance Group, Ltd. (a)                            23,286          425,684
                                                                  --------------
                                                                       1,191,792
AUSTRIA - 0.10%
Telekom Austria AG                                        9,791          247,185

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BELGIUM - 0.27%
KBC Bancassurance Holding NV                              4,770   $      502,574
Solvay SA                                                 1,359          175,858
                                                                  --------------
                                                                         678,432
BERMUDA - 0.52%
Accenture, Ltd., Class A                                 31,300          992,523
Esprit Holdings, Ltd.                                    25,000          226,687
Yue Yuen Industrial Holdings, Ltd. (a)                   39,000          120,129
                                                                  --------------
                                                                       1,339,339
CANADA - 0.62%
Alcan Aluminum, Ltd. USD                                  4,800          191,750
Canadian Pacific Railway, Ltd.                            8,300          413,511
Cott Corp. *                                              9,700          166,132
Inco, Ltd.                                                1,100           84,049
Magna International, Inc.                                 2,100          152,811
Toronto Dominion Bank Ontario                             9,600          571,765
                                                                  --------------
                                                                       1,580,018
CAYMAN ISLANDS - 0.08%
Hutchison Telecommunications
   International, Ltd. *                                112,000          196,642

FINLAND - 0.27%
Nokia AB Oyj                                             12,950          257,279
UPM-Kymmene Oyj                                          17,800          423,186
                                                                  --------------
                                                                         680,465
FRANCE - 1.39%
AXA Group (a)                                            21,820          804,991
France Telecom SA (a)                                    35,678          819,259
Sanofi-Aventis (a)                                        5,947          529,636
Total SA (a)                                             18,898        1,240,704
Unibail (a)                                                 815          171,326
                                                                  --------------
                                                                       3,565,916
GERMANY - 1.25%
Allianz AG                                                5,371          929,964
Bayerische Motoren Werke (BMW) AG                         3,981          213,333
Deutsche Postbank AG                                      6,322          480,022
E.ON AG                                                   5,580          661,752
Hannover Rueckversicherung AG * (a)                       2,832          119,174
IKB Deutsche Industriebank AG                             3,671          127,515
MAN AG (a)                                                2,252          190,676
Metro AG                                                  3,898          227,924
Premiere AG * (a)                                         3,568           47,619
Siemens AG                                                2,401          209,567
                                                                  --------------
                                                                       3,207,546
HONG KONG - 0.08%
Sun Hung Kai Properties, Ltd.                            19,000          207,153

IRELAND - 0.49%
Bank of Ireland - London                                 34,695          679,164
CRH PLC - London                                          8,468          286,729
Depfa Bank PLC                                           15,286          282,356
                                                                  --------------
                                                                       1,248,249

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ITALY - 0.28%
Eni SpA (a)                                              11,040   $      327,318
UniCredito Italiano SpA                                  46,748          388,163
                                                                  --------------
                                                                         715,481
JAPAN - 3.39%
AEON Company, Ltd. (a)                                   10,900          267,419
Aiful Corp. (a)                                           4,750          183,962
Asahi Breweries, Ltd. (a)                                19,600          286,027
Bridgestone Corp.                                        18,800          379,983
Canon, Inc.                                               9,400          490,712
East Japan Railway Company (a)                               41          287,000
Funai Electric Company, Ltd. (a)                          1,600          150,915
Honda Motor Company, Ltd. (a)                            12,000          403,729
Japan Tobacco, Inc.                                          49          190,602
KDDI Corp. (a)                                               25          155,932
Mitsubishi Corp. (a)                                     19,700          370,627
Mitsui Fudosan Company, Ltd.                              9,000          204,788
Mitsui Sumitomo Insurance Company, Ltd.                  30,000          375,508
Nissan Motor Company, Ltd. (a)                           38,300          429,414
Nitto Denko Corp. (a)                                     5,800          344,068
NOK Corp. (a)                                             6,800          167,983
Nomura Holdings, Inc. (a)                                11,600          204,475
NTN Corp. (a)                                            19,000          150,390
NTT DoCoMo, Inc. (a)                                        241          371,712
Rohm Company, Ltd. (a)                                    3,800          353,271
Shin-Etsu Chemical Company, Ltd.                          5,200          332,271
SMC Corp.                                                 1,400          185,441
Sompo Japan Insurance, Inc.                              16,000          209,763
Sumitomo Mitsui Financial Group, Inc.                        52          546,441
Sumitomo Trust & Banking Company, Ltd. (a)               22,000          230,441
Takefuji Corp. (a)                                        3,880          178,217
Tanabe Seiyaku Company, Ltd. (a)                         10,000          125,424
The Bank of Yokohama, Ltd.                               32,000          252,203
Tokyo Gas Company, Ltd. (a)                              39,000          195,661
Toyota Motor Corp. (a)                                    8,300          451,576
Yokogawa Electric Corp. (a)                              15,100          198,603
                                                                  --------------
                                                                       8,674,558
NETHERLANDS - 1.68%
ABN AMRO Holdings NV (a)                                 52,361        1,527,840
Aegon NV                                                 32,622          612,098
ASML Holding NV *                                        15,020          351,377
ING Groep NV                                              5,194          228,585
Koninklijke (Royal) KPN NV                               26,341          336,180
Koninklijke (Royal) Philips Electronics NV               12,567          441,147
Reed Elsevier NV                                         28,101          468,802
TNT Post Group NV                                         8,979          340,711
                                                                  --------------
                                                                       4,306,740
NORWAY - 0.08%
Telenor ASA                                              16,100          210,504

SINGAPORE - 0.01%
Jardine Cycle and Carriage, Ltd.                          4,141           31,332

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SPAIN - 0.52%
Banco Santander Central Hispano SA (a)                   62,998   $      996,633
Repsol SA (a)                                            10,931          325,473
                                                                  --------------
                                                                       1,322,106
SWEDEN - 0.33%
Electrolux AB, Series B (a)                              10,000          162,719
Ericsson LM, Series B                                    82,000          284,800
Husqvarna AB, B Shares *                                 10,600          125,014
Sandvik AB                                               23,300          267,626
                                                                  --------------
                                                                         840,159
SWITZERLAND - 1.66%
Clariant AG *                                             9,433          127,483
Credit Suisse Group AG                                   21,046        1,217,655
Holcim, Ltd.                                              5,139          419,997
Nestle SA                                                 1,294          451,167
Novartis AG                                              11,708          683,474
Roche Holdings AG                                         5,360          926,695
Straumann Holding AG (a)                                    796          171,390
Swiss Re                                                  3,305          252,929
                                                                  --------------
                                                                       4,250,790
UNITED KINGDOM - 3.84%
AstraZeneca Group PLC                                     2,925          182,732
Barclays PLC                                             85,606        1,079,856
BICC PLC                                                 15,364          118,397
BP PLC                                                  112,053        1,220,529
Cadbury Schweppes PLC                                    16,610          176,727
Diageo PLC                                               38,090          672,597
Gallaher Group PLC                                       35,282          577,120
GlaxoSmithKline PLC                                      13,671          363,833
GUS PLC                                                  10,542          190,591
ITV PLC                                                   6,521           11,808
Kesa Electricals PLC                                     33,043          201,449
Kingfisher PLC                                           71,555          328,436
Prudential PLC                                           66,433          824,948
Rentokil Initial PLC                                     34,788           95,382
Royal Bank of Scotland Group PLC                         30,282        1,042,241
Scottish & Southern Energy PLC                           10,456          257,919
Taylor Nelson Sofres PLC                                 41,557          166,441
Tesco PLC                                                92,021          619,999
Vodafone Group PLC *                                    470,302        1,076,038
Wolseley PLC                                             19,990          421,263
WPP Group PLC                                            15,668          194,121
                                                                  --------------
                                                                       9,822,427
UNITED STATES - 49.99%
Allergan, Inc.                                           25,600        2,882,816
Allstate Corp.                                           21,400        1,342,422
American Electric Power Company, Inc.                    27,300          992,901
American International Group, Inc.                       43,300        2,869,058
Analog Devices, Inc.                                     38,400        1,128,576
Anheuser-Busch Companies, Inc.                           19,200          912,192
AT&T, Inc.                                               54,400        1,771,264
BorgWarner, Inc.                                         16,900          966,173

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Bristol-Myers Squibb Company                             61,000   $    1,520,120
Burlington Northern Santa Fe Corp.                       32,100        2,357,424
Caremark Rx, Inc.                                        21,000        1,190,070
Carnival Corp.                                           44,700        2,102,241
Cephalon, Inc. * (a)                                     11,100          685,425
Citigroup, Inc.                                         107,500        5,339,525
City National Corp.                                       8,700          583,422
Constellation Brands, Inc., Class A *                       800           23,024
Costco Wholesale Corp.                                   33,900        1,684,152
Dell, Inc. *                                             53,300        1,217,372
DIRECTV Group, Inc. *                                    88,400        1,739,712
Embarq Corp.                                              7,004          338,784
ENSCO International, Inc.                                24,200        1,060,686
EOG Resources, Inc.                                      16,500        1,073,325
Exelon Corp.                                             55,400        3,353,916
Exxon Mobil Corp.                                        18,000        1,207,800
Federal Home Loan Mortgage Corp.                         28,300        1,877,139
Fedex Corp.                                              17,200        1,869,296
Fifth Third Bancorp. (a)                                 60,700        2,311,456
Genzyme Corp. *                                          28,900        1,949,883
GlobalSantaFe Corp. (a)                                  23,600        1,179,764
H & R Block, Inc. (a)                                    26,000          565,240
Halliburton Company                                      36,600        1,041,270
Harley-Davidson, Inc. (a)                                19,800        1,242,450
Hartford Financial Services Group, Inc.                  14,800        1,283,900
Illinois Tool Works, Inc.                                51,200        2,298,880
Intel Corp.                                             112,300        2,310,011
Johnson & Johnson                                        42,500        2,759,950
Johnson Controls, Inc.                                   31,100        2,231,114
JPMorgan Chase & Company                                 52,300        2,456,008
Kohl's Corp. *                                            9,200          597,264
Marathon Oil Corp.                                        8,700          669,030
Masco Corp.                                              88,500        2,426,670
McAfee, Inc. *                                            1,700           41,582
Medco Health Solutions, Inc. *                           26,300        1,580,893
Medtronic, Inc.                                          27,700        1,286,388
Mellon Financial Corp.                                   56,700        2,216,970
Microsoft Corp.                                         173,400        4,739,022
Millennium Pharmaceuticals, Inc. *                       41,800          415,910
Morgan Stanley                                           64,600        4,709,986
News Corp.                                               47,200          927,480
NiSource, Inc.                                           32,600          708,724
Northeast Utilities                                      14,200          330,434
Northrop Grumman Corp.                                   15,900        1,082,313
Omnicom Group, Inc.                                      27,000        2,527,200
Oracle Corp. *                                           33,500          594,290
PACCAR, Inc.                                              9,900          564,498
Pepco Holdings, Inc.                                     21,400          517,238
PNC Financial Services Group, Inc.                       27,100        1,963,124
R.H. Donnelley Corp. * (a)                               18,007          952,570
Realogy Corp., REIT *                                    16,200          367,416
Salesforce.Com, Inc. * (a)                               15,900          570,492

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Sempra Energy                                            25,900   $    1,301,475
Sprint Nextel Corp.                                     140,295        2,406,059
Symantec Corp. *                                         89,244        1,899,112
Sysco Corp.                                              35,800        1,197,510
The Kroger Company                                       53,400        1,235,676
UBS Emerging Markets Equities Fund *                    414,999       10,095,225
UBS High Yield Fund *                                   131,879        2,706,127
UnitedHealth Group, Inc.                                 56,200        2,765,040
Univision Communications, Inc., Class A *                11,800          405,212
Waters Corp. *                                           24,400        1,104,832
Wells Fargo Company                                     111,400        4,030,452
Wyeth                                                    80,500        4,092,620
Wyndham Worldwide Corp. *                                 9,620          269,072
Xilinx, Inc. (a)                                         36,200          794,590
                                                                  --------------
                                                                     127,811,257
                                                                  --------------
TOTAL COMMON STOCKS (Cost $153,140,459)                           $  172,128,091
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 6.53%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.29%
   2.00% due 07/15/2014                          $      753,438          738,428

U.S. TREASURY BONDS - 0.62%
   4.50% due 02/15/2036                                 620,000          594,086
   6.25% due 08/15/2023                                 730,000          847,712
   8.50% due 02/15/2020                                 105,000          143,087
                                                                  --------------
                                                                       1,584,885
U.S. TREASURY NOTES - 5.62%
   4.50% due 02/15/2016                               1,415,000        1,400,795
   4.625% due 02/29/2008                              2,585,000        2,578,739
   4.875% due 05/31/2008 to 04/30/2011               10,310,000       10,389,489
                                                                  --------------
                                                                      14,369,023
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $16,285,417)                                             $   16,692,336
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.15%

FEDERAL HOME LOAN BANK - 0.16%
   5.00% due 10/02/2009                                 255,000          255,382
   5.625% due 06/13/2016                                165,000          170,095
                                                                  --------------
                                                                         425,477
FEDERAL HOME LOAN MORTGAGE CORP. - 0.64%
   4.50% due 06/01/2034                                 278,799          261,152
   4.507% due 01/01/2035 (b)                            365,562          360,495
   5.50% due 04/01/2018 to 01/01/2019                   399,073          399,802
   5.75% due 06/27/2016                                 165,000          171,948
   6.00% due 12/01/2017 to 08/15/2030                    82,240           83,064
   6.50% due 11/01/2029                                 346,075          354,749
                                                                  --------------
                                                                       1,631,210
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   - 4.20%
   3.875% due 07/15/2008                                365,000          358,116
   4.125% due 05/15/2010                                385,000          375,401

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (CONTINUED)
   4.228% due 03/01/2034 (b)                     $       47,871   $       47,159
   4.25% due 08/15/2010                                 495,000          483,759
   4.375% due 03/15/2013                                760,000          735,907
   4.625% due 06/01/2010                                330,000          326,208
   4.739% due 03/01/2035 (b)                            784,457          774,084
   4.90% due 05/01/2035                                 551,999          548,521
   5.20% due 11/08/2010                                 305,000          303,352
   5.50% due 10/01/2017 to 09/01/2034                 2,271,118        2,252,451
   5.85% due 02/01/2036                                 450,325          454,686
   6.00% due 06/01/2014 to 10/01/2033                 1,147,423        1,161,747
   6.07% due 05/12/2016                                 355,000          358,804
   6.22% due 04/01/2036                                 867,550          877,251
   6.25% due 02/01/2011                                 275,000          287,524
   6.50% due 06/01/2017 to 07/01/2031                   898,199          919,703
   6.625% due 11/15/2030                                240,000          288,180
   7.50% due 07/25/2041                                 180,826          187,804
                                                                  --------------
                                                                      10,740,657
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 0.15%
   5.125% due 12/20/2029 (b)                             15,166           15,269
   6.00% due 07/15/2029                                 110,038          111,688
   6.50% due 06/15/2029 to 04/15/2031                   245,236          252,243
                                                                  --------------
                                                                         379,200
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $13,300,234)                                             $   13,176,544
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 6.62%

AUSTRALIA - 0.33%
Commonwealth of Australia
   7.50% due 09/15/2009                        AUD    1,070,000          835,443

AUSTRIA - 0.38%
Republic of Austria, Series 98, Class 1
   5.00% due 01/15/2008                        EUR      555,000          716,268
   5.25% due 01/04/2011                                 185,000          249,538
                                                                  --------------
                                                                         965,806
BELGIUM - 0.14%
Kingdom of Belgium
   5.75% due 03/28/2008                                 280,000          365,845

CANADA - 0.21%
Government of Canada
   3.00% due 06/01/2007                        CAD      610,000          543,103

FINLAND - 0.11%
Government of Finland
   5.00% due 07/04/2007                        EUR      113,000          144,806
   5.75% due 02/23/2011                                 110,000          151,455
                                                                  --------------
                                                                         296,261
FRANCE - 0.90%
Government of France
   3.50% due 07/12/2009                                 295,000          373,357
   3.75% due 04/25/2021                                 200,000          250,888

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
  (CONTINUED)

FRANCE (CONTINUED)
Government of France (continued)
   4.75% due 04/25/2035                        EUR       95,000   $      137,079
   5.50% due 04/25/2029                                 405,000          633,227
   5.50% due 04/25/2007                                 420,000          538,407
   5.50% due 04/25/2010                                 275,000          370,562
                                                                  --------------
                                                                       2,303,520
GERMANY - 2.07%
Federal Republic of Germany
   3.50% due 10/10/2008                                 590,000          747,688
   3.75% due 01/04/2015                                  80,000          102,010
   3.75% due 01/04/2009                                 145,000          184,699
   4.50% due 07/04/2009                                 890,000        1,155,283
   4.75% due 07/04/2034                                 400,000          578,033
   5.00% due 07/04/2012                                 175,000          237,373
   5.25% due 07/04/2010                                 225,000          301,605
   6.00% due 01/04/2007                                 880,000        1,123,502
   6.25% due 01/04/2024                                 105,000          172,478
   6.50% due 07/04/2027                                 400,000          691,552
                                                                  --------------
                                                                       5,294,223
ITALY - 0.32%
Republic of Italy
   4.50% due 05/01/2009                                 210,000          271,969
   5.25% due 08/01/2011                                 400,000          541,653
                                                                  --------------
                                                                         813,622
JAPAN - 1.14%
Government of Japan
   0.50% due 06/20/2007                        JPY  143,000,000        1,212,311
   0.50% due 12/10/2014                              64,000,000          523,124
   0.90% due 12/22/2008                               9,500,000           80,907
   1.00% due 06/10/2016                              55,000,000          462,387
   1.30% due 06/20/2011                              29,000,000          248,326
   1.90% due 06/20/2025                              35,000,000          286,427
   2.30% due 06/20/2035                              12,000,000           98,879
                                                                  --------------
                                                                       2,912,361
NETHERLANDS - 0.24%
Kingdom of Netherlands
   4.00% due 01/15/2037                        EUR      175,000          225,211
   5.00% due 07/15/2011                                 285,000          383,064
                                                                  --------------
                                                                         608,275
SWEDEN - 0.07%
Kingdom of Sweden
   6.75% due 05/05/2014                        SEK    1,050,000          172,966
   8.00% due 08/15/2007                                 100,000           14,233
                                                                  --------------
                                                                         187,199
UNITED KINGDOM - 0.71%
Government of United Kingdom
   4.75% due 03/07/2020                        GBP      185,000          356,458
   4.75% due 09/07/2015                                 305,000          579,031

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

UNITED KINGDOM (CONTINUED)
Government of United Kingdom (continued)
   5.00% due 03/07/2012                        GBP      460,000   $      874,430
                                                                  --------------
                                                                       1,809,919
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $16,889,359)                                             $   16,935,577
                                                                  --------------
CORPORATE BONDS - 2.94%

CANADA - 0.02%
Anadarko Finance Company, Series B
   6.75% due 05/01/2011                          $       40,000           42,029

FRANCE - 0.01%
France Telecom SA
   7.75% due 03/01/2011                                  30,000           32,867

GERMANY - 0.07%
KfW Bankengruppe, EMTN
   4.75% due 12/07/2010                        GBP      100,000          185,095

LUXEMBOURG - 0.06%
Telecom Italia Capital SA
   5.25% due 11/15/2013                          $       80,000           75,750
   6.375% due 11/15/2033                                 90,000           84,170
                                                                  --------------
                                                                         159,920
UNITED KINGDOM - 0.11%
Abbey National PLC
   7.95% due 10/26/2029                                  25,000           31,464
Lloyds TSB Bank PLC, Series EMTN
   6.625% due 03/30/2015                       GBP       10,000           20,495
Royal Bank of Scotland Group PLC
   9.118% due 03/31/2049                         $       65,000           72,550
Royal Bank of Scotland PLC
   9.625% due 06/22/2015                       GBP       60,000          145,926
                                                                  --------------
                                                                         270,435
UNITED STATES - 2.67%
Abbott Laboratories
   5.60% due 05/15/2011                          $      110,000          111,958
Allergan, Inc.
   5.75% due 04/01/2016                                 135,000          136,971
American General Finance Corp.
   5.375% due 10/01/2012 (a)                             30,000           29,900
AT&T Corp.
   8.00% due 11/15/2031 (b)                              45,000           55,001
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                  30,000           38,352
Avalonbay Communities, Inc.
   7.50% due 08/01/2009                                  15,000           15,885
Avon Products, Inc.
   7.15% due 11/15/2009                                  25,000           26,361
Bank of America Corp.
   7.40% due 01/15/2011 (a)                             130,000          140,696
Bank One Corp.
   7.875% due 08/01/2010                                125,000          136,284
Bellsouth Corp.
   6.55% due 06/15/2034 (a)                              35,000           35,058

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Boeing Capital Corp.
   6.10% due 03/01/2011 (a)                      $       50,000   $       51,791
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                                  30,000           30,559
Burlington Northern Santa Fe Corp.
   7.082% due 05/13/2029                                 25,000           28,457
Capital One Financial Corp.
   5.50% due 06/01/2015                                 105,000          102,962
Cisco Systems, Inc.
   5.50% due 02/22/2016 (a)                             130,000          131,034
Citigroup, Inc.
   5.00% due 09/15/2014                                 166,000          161,730
   5.625% due 08/27/2012                                165,000          168,003
Citigroup, Inc., Series E, MTN
   5.50% due 11/18/2015                        GBP       30,000           57,520
Comcast Cable Communications, Inc.
   6.75% due 01/30/2011 (a)                      $      105,000          110,311
Computer Sciences Corp.
   3.50% due 04/15/2008 (a)                              35,000           33,979
Conagra, Inc.
   6.75% due 09/15/2011 (a)                              30,000           31,670
Coors Brewing Company
   6.375% due 05/15/2012                                 30,000           31,196
Countrywide Funding Corp., MTN
   3.25% due 05/21/2008 (a)                              75,000           72,674
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012 (a)                              95,000          100,084
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                                 185,000          180,654
Devon Financing Corp., ULC
   6.875% due 09/30/2011 (a)                             50,000           53,210
Dominion Resources, Inc.
   5.95% due 06/15/2035 (a)                              75,000           72,824
Duke Capital LLC
   5.668% due 08/15/2014                                 90,000           89,126
EOP Operating, LP
   7.00% due 07/15/2011                                  25,000           26,464
Erac USA Finance Company
   7.35% due 06/15/2008                                  55,000           56,728
Exelon Generation Company LLC
   5.35% due 01/15/2014 (a)                              30,000           29,549
First Union National Bank
   7.80% due 08/18/2010                                  35,000           38,038
FirstEnergy Corp.
   6.45% due 11/15/2011 (a)                             105,000          109,533
Ford Motor Credit Company
   5.80% due 01/12/2009                                 730,000          694,972
Fortune Brands, Inc.
   5.375% due 01/15/2016 (a)                            125,000          119,233
General Electric Capital Corp.
   6.75% due 03/15/2032                                  50,000           57,152
General Electric Capital Corp.,
   Series A, MTN
   6.00% due 06/15/2012 (a)                             275,000          285,724
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                110,000          109,417

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Goldman Sachs Group, Inc.
   6.875% due 01/15/2011 (a)                     $      185,000   $      196,076
Harley Davidson Funding Corp. MTN
   3.625% due 12/15/2008                                 25,000           24,194
HSBC Finance Corp.
   6.75% due 05/15/2011                                 130,000          137,774
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                 80,000           78,188
International Lease Finance Corp.
   3.50% due 04/01/2009                                 135,000          129,459
John Deere Capital Corp.
   7.00% due 03/15/2012 (a)                              35,000           37,777
Johnson Controls, Inc.
   5.50% due 01/15/2016                                  75,000           73,290
JPMorgan Chase & Company
   6.75% due 02/01/2011 (a)                              80,000           84,602
Kinder Morgan Energy Partners LP
   5.125% due 11/15/2014                                 90,000           85,548
   5.80% due 03/15/2035 (a)                             135,000          122,812
Kraft Foods, Inc.
   5.625% due 11/01/2011                                 65,000           65,672
Lockheed Martin Corp.
   6.15% due 09/01/2036                                  25,000           26,197
Miller Brewing Company
   5.50% due 08/15/2013                                  75,000           74,293
Morgan Stanley
   6.75% due 04/15/2011                                 150,000          158,585
News America, Inc.
   6.20% due 12/15/2034 (a)                              45,000           42,981
Norfolk Southern Corp.
   5.257% due 09/17/2014 (a)                             80,000           79,521
Pacific Gas & Electric Company
   6.05% due 03/01/2034 (a)                              50,000           50,291
Pemex Project Funding Master Trust
   8.00% due 11/15/2011                                  30,000           32,940
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                                  30,000           29,195
Progress Energy, Inc.
   7.00% due 10/30/2031 (a)                              35,000           39,182
Prologis, REIT
   5.625% due 11/15/2015 (a)                             90,000           89,290
Residential Capital Corp.
   6.125% due 11/21/2008 (a)                            135,000          135,528
Safeway, Inc.
   7.25% due 02/01/2031 (a)                              25,000           26,761
Sprint Capital Corp.
   8.75% due 03/15/2032 (a)                              85,000          103,657
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                                  20,000           19,638
Time Warner, Inc.
   7.625% due 04/15/2031                                 35,000           38,663
TXU Energy Company, LLC
   7.00% due 03/15/2013                                  35,000           36,746
UnitedHealth Group, Inc.
   5.80% due 03/15/2036                                 105,000          103,106

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Valero Energy Corp.
   7.50% due 04/15/2032                          $       90,000   $      104,257
Washington Mutual Bank, Series BKNT
   5.95% due 05/20/2013 (a)                             270,000          275,612
Washington Mutual, Inc.
   5.625% due 01/15/2007                                140,000          140,065
Waste Management, Inc.
   7.375% due 08/01/2010                                 35,000           37,514
Wells Fargo Bank NA
   6.45% due 02/01/2011 (a)                             285,000          299,297
Wyeth
   5.50% due 03/15/2013 (b)                              35,000           35,161
Xcel Energy, Inc.
   7.00% due 12/01/2010                                  35,000           37,099
                                                                  --------------
                                                                       6,812,031
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $7,582,529)                           $    7,502,377
                                                                  --------------
ASSET BACKED SECURITIES - 0.96%

UNITED STATES - 0.82%
Home Equity Mortgage
   Trust, Series 2006-3, Class A2
   5.594% due 09/25/2036 (b)                            500,000          501,875
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $2,461,704)                                                 $    2,457,959
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.07%

UNITED KINGDOM - 0.19%
Mound Financing PLC, Series 2005-4A,
   Class 2B
   5.6994% due 02/08/2042 (b)                           500,000          500,692

UNITED STATES - 4.88%
Adjustable Rate Mortgage Trust,
   Series 2006-1, Class 5A1
   6.1111% due 03/25/2036 (b)                           459,251          463,339
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2, Class C
   6.349% due 06/11/2035                                345,000          362,514
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2006-HYB1,
   Class 1A1
   5.3977% due 03/20/2036 (b)                           443,037          443,392
Credit Suisse Mortgage Capital Certificates,
   Series 2006-2, Class 3A1
   6.50% due 03/25/2036                                 466,349          469,646
CS First Boston Mortgage Securities Corp.,
   Series 2003-27, Class IXA1
   7.00% due 11/25/2033                                  19,297           19,772
CS First Boston Mortgage Securities Corp.,
   Series 2005-12, Class 1A1
   6.50% due 01/25/2036                                 428,724          434,629
CS First Boston Mortgage
   Securities Corp., Series 2005-11,
   Class 4A1
   7.00% due 12/25/2035                                 397,631          405,823
Federal Home Loan Mortgage Corp., REMICS,
   Series 2006-3174, Class CD
   5.50% due 05/15/2032                                 525,000          520,175

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Federal Home Loan Mortgage Corp., REMICS,
   Series 2006-3205, Class PC
   6.00% due 09/15/2032                          $      400,000   $      405,225
Federal Home Loan Mortgage Corp.,
   Series 2006-3149, Class PC
   6.00% due 10/15/2031                                 600,000          609,171
Federal Home Loan Mortgage Corp.,
   Series 2006-3164, Class NC
   6.00% due 12/15/2032                                 475,000          482,726
Federal Home Loan Mortgage Corp.,
   Series 2006-3178, Class MC
   6.00% due 04/15/2032                                 475,000          480,548
Federal Home Loan Mortgage
   Corp., Series 2005-3062, Class HD
   5.00% due 06/15/2031                                 500,000          486,876
First Horizon Alternative Mortgage
   Securities, Series 2004-AA3, Class A1
   5.3246% due 09/25/2034 (b)                            91,257           91,213
First Union Lehman Brothers Mortgage Trust,
   Series 1997-C2, Class A3
   6.65% due 11/18/2029                                  94,543           95,229
Four Times Square Trust,
   Series 2000-4TS, Class A1
   7.69% due 04/15/2015                                 159,801          167,155
Four Times Square Trust, Series 2000-4TS,
   Class C
   7.86% due 04/15/2015                                 500,000          543,802
GS Mortgage Securities Corp. II,
   Series 2006-CC1, Class A
   5.5219% due 03/21/2046 (b)                           550,000          546,557
GS Mortgage Securities Corp. II,
   Series 2006-RR2, Class A1
   5.8158% due 06/23/2046 (b)                           550,000          556,150
GS Mortgage Securities Corp.,
   Series 1998-GLII, Class A1
   6.312% due 04/13/2031                                 59,027           59,198
GSR Mortgage Loan Trust,
   Series 2005-4F, Class 3A1
   6.50% due 04/25/2020                                 326,896          336,042
Indymac Index Mortgage Loan Trust,
   Series 2005-AR27, Class 3A3
   5.6219% due 12/25/2035 (b)                           450,000          451,828
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A7
   6.30% due 09/25/2036 (b)                             525,000          538,411
JPMorgan Commercial Mortgage Finance Corp.,
   Series 1999-C8, Class A2
   7.40% due 07/15/2031                                 182,226          190,041
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1
   6.41% due 06/15/2031                                   6,465            6,463
Mach One 2004 Trust, Series 2004-1A,
   Class A1
   3.89% due 05/28/2040                                 299,629          291,005
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc.,
   Series 2003-D, Class XA1
   1.00% IO due 08/25/2028 (b)                          481,544            3,011

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Merrill Lynch Mortgage Investors, Inc.,
   Series 2006-A1, Class 1A1
   5.9065% due 03/25/2036 (b)                    $      668,875   $      674,907
MLCC Mortgage Investors, Inc.,
   Series 2006-2, Class 4A
   5.8018% due 05/25/2036 (b)                           652,348          648,577
Morgan Stanley Dean Witter
   Capital I, Series 2000-LIFE, Class A2
   7.57% due 11/15/2036                                 143,968          152,599
Morgan Stanley Mortgage Loan
   Trust, Series 2004-4, Class 2A
   6.4441% due 09/25/2034 (b)                           124,147          125,738
Morgan Stanley Mortgage Loan
   Trust, Series 2006-1AR, Class 2A
   6.0412% due 02/25/2036 (b)                           399,398          403,974
Nomura Asset Securities Corp.,
   Series 1996-MD5, Class A4
   8.1942% due 04/13/2039 (b)                            45,116           45,598
Structured Asset Securities Corp.,
   Series 2002-23XS, Class A7
   6.08% due 11/25/2032                                 150,000          148,844
TBW Mortgage Backed Pass Through
   Certificates, Series 2006-2, Class 7A1
   7.00% due 07/25/2036                                 786,536          810,109
                                                                  --------------
                                                                      12,470,287
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $13,011,572)                                             $   12,970,979
                                                                  --------------
ASSET BACKED SECURITIES - 0.96%

CAYMAN ISLANDS - 0.14%
G-Force CDO, Ltd. Series 2006-1A, Class A3
   5.60% due 09/27/2046                                 375,000          369,648

UNITED STATES - 0.82%
Countrywide Asset-Backed Certificates,
   Series 2004-SD1, Class A1
   5.67% due 06/25/2033 (b)                              14,453           14,508
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2005-FFA, Class B3
   6.507% due 03/25/2025                                600,000          579,801
Greenpoint Home Equity Loan Trust,
   Series 2004-3, Class A
   5.56% due 03/15/2035 (b)                              39,395           39,613
GSAMP Trust, Series 2006-S3, Class A2
   5.769% due 05/25/2036                                450,000          451,406
GSAMP Trust, Series 2006-S5, Class A2
   5.658% due 09/25/2036                                500,000          501,108
                                                                  --------------
                                                                       2,088,311
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $2,461,704)                                               $    2,457,959
                                                                  --------------
SHORT TERM INVESTMENTS - 8.13%
Government of Japan
   0.50% due 03/20/2007                        JPY   48,000,000   $      407,212

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   20,385,976   $   20,385,976
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $20,798,048)                                             $   20,793,188
                                                                  --------------
REPURCHASE AGREEMENTS - 5.39%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $13,779,534 on 10/02/2006,
   collateralized by $13,675,000
   Federal Home Loan Mortgage
   Corp., 5.75% due 05/23/2011
   (valued at $14,051,063, including
   interest) (c)                                 $   13,775,000   $   13,775,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,775,000)                                             $   13,775,000
                                                                  --------------
TOTAL INVESTMENTS (GLOBAL ALLOCATION TRUST)
   (COST $257,244,322) - 108.11%                                  $  276,432,051
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (8.11)%                                                         (20,741,838)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  255,690,213
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Financial Services                                         7.89%
Banking                                                    6.15%
Mutual Funds                                               5.01%
Insurance                                                  4.02%
Pharmaceuticals                                            2.48%

GLOBAL BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
PREFERRED STOCKS - 0.26%

UNITED STATES - 0.26%
DG Funding Trust *                                          236   $    2,475,050
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $2,501,600)                          $    2,475,050
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 4.72%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 1.93%
   0.875% due 04/15/2010 (a)***                  $    3,643,644        3,452,779
   1.625% due 01/15/2015 ***                          2,130,880        2,026,834
   1.875% due 07/15/2015 ***                            732,137          708,914
   2.00% due 07/15/2014 to 01/15/2026 ***             6,777,752        6,634,109
   3.375% due 01/15/2007 (a)***                       5,778,270        5,728,161
                                                                  --------------
                                                                      18,550,797
U.S. TREASURY BONDS - 6.37%
   5.25% due 02/15/2029 ***                             875,000          925,244
   6.375% due 08/15/2027 ***                          1,650,000        1,980,774
   8.125% due 08/15/2019 (a)*** ****                 14,100,000       18,594,375

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY BONDS (CONTINUED)
   8.75% due 05/15/2017 (a)***                   $    2,400,000   $    3,204,561
   8.875% due 08/15/2017 (a)***                         925,000        1,249,690
   8.875% due 02/15/2019 ***                         25,600,000       35,344,000
                                                                  --------------
                                                                      61,298,644
U.S. TREASURY NOTES - -4.45%
   zero coupon due 11/21/2006                           680,000           10,625
   3.25% due 08/15/2007 (a)***                        4,030,000        3,971,440
   3.50% due 02/15/2010 (a)***                        1,100,000        1,062,230
   3.875% due 05/15/2010                              1,700,000        1,659,957
   3.875% due 09/15/2010 (a)***                          30,000           29,233
   4.875% due 05/31/2011 to 08/15/2016              (47,100,000)     (47,977,855)
   5.125% due 05/15/2016                             (1,500,000)      (1,556,016)
                                                                  --------------
                                                                     (42,800,387)
U.S. TREASURY STRIPS - 0.87%
   zero coupon due 05/15/2017 to
   02/15/2019                                        14,800,000        8,430,366
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $47,558,963)                                             $   45,479,420
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.57%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 10.86%
   2.125% due 10/09/2007 ***                   JPY  100,000,000          861,531
   4.19% due 11/01/2034 (b)***                   $    5,755,663        5,667,456
   5.00% due 12/01/2034 to 09/01/2035 ***             1,595,287        1,564,722
   5.00% TBA **                                       2,000,000        1,921,876
   5.50% due 04/01/2024 to 08/01/2035 ***            44,764,688       44,096,108
   5.50% TBA **                                     (20,400,000)     (20,094,000)
   6.00% due 05/15/2008 to 03/01/2033 ***               990,383        1,004,948
   6.00% TBA **                                      52,000,000       52,227,500
   6.50% TBA **                                      17,000,000       17,308,125
                                                                  --------------
                                                                     104,558,266
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.35%
   5.125% due 11/20/2023 to
      10/20/2026 (b)***                                 162,168          163,167
   5.25% due 01/20/2030 (b)***                           86,595           86,882
   5.375% due 02/20/2024 to
      06/20/2030 (b)***                                 289,355          292,069
   6.00% due 08/20/2034 ***                           2,817,899        2,838,414
                                                                  --------------
                                                                       3,380,532
SMALL BUSINESS ADMINISTRATION - 0.19%
   4.12% due 03/01/2014 ***                           1,513,028        1,417,783
   6.64% due 02/01/2011 ***                             173,621          180,285
   7.22% due 11/01/2020 ***                             242,724          256,505
                                                                  --------------
                                                                       1,854,573
TENNESSEE VALLEY AUTHORITY - 0.17%
   4.875% due 12/15/2016 ***                          1,600,000        1,600,253
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $108,993,738)                                            $  111,393,624
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS - 43.37%

AUSTRALIA - 0.02%
Commonwealth of Australia
   5.75% due 06/15/2011 ***                    AUD      250,000   $      187,089

AUSTRIA - 0.57%
Republic of Austria
   5.25% due 01/04/2011 ***                    EUR    2,900,000        3,911,679
   5.50% due 01/15/2010 ***                           1,200,000        1,609,583
                                                                  --------------
                                                                       5,521,262
CANADA - 0.15%
Province of British Columbia, Canada
   6.35% due 06/18/2031 ***                    CAD      125,000          143,330
   7.25% due 06/01/2007 ***                             250,000          228,732
Province of Quebec, Canada
   5.75% due 12/01/2036 ***                           1,000,000        1,050,278
                                                                  --------------
                                                                       1,422,340
FINLAND - 0.29%
Republic of Finland
   5.75% due 02/23/2011 ***                    EUR    2,030,000        2,795,039

FRANCE - 4.88%
Government of France
   3.00% due 07/12/2008 ***                           3,000,000        3,767,779
   3.40% due 07/25/2029 ***                             338,046          567,505
   4.00% due 04/25/2055 ***                             200,000          259,508
   4.00% due 04/25/2014 ***                             400,000          518,178
   4.00% due 10/25/2014 ***                           4,500,000        5,830,471
   4.00% due 04/25/2009 ***                              40,000           51,238
   4.75% due 04/25/2035 ***                             500,000          721,469
   5.00% due 10/25/2011 ***                           4,550,000        6,133,307
   5.25% due 04/25/2008 ***                           5,830,000        7,575,001
   5.50% due 04/25/2010 ***                           5,190,000        6,993,511
   5.75% due 10/25/2032 ***                           8,900,000       14,585,138
                                                                  --------------
                                                                      47,003,105
GERMANY - 18.00%
Federal Republic of Germany
   zero coupon due 11/23/2006                           153,000            1,941
   3.50% due 10/09/2009 ***                           1,800,000        2,277,908
   3.75% due 07/04/2013 ***                           4,200,000        5,358,492
   4.25% due 01/04/2014 ***                          10,300,000       13,543,921
   4.25% due 07/04/2014 ***                          23,200,000       30,553,789
   4.50% due 07/04/2009 ***                          10,190,000       13,227,341
   4.50% due 01/04/2013 ***                           1,040,000        1,381,277
   4.75% due 07/04/2034 ***                           1,600,000        2,312,131
   5.00% due 01/04/2012 ***                           6,600,000        8,909,559
   5.00% due 07/04/2012                               2,600,000        3,526,682
   5.25% due 01/04/2011 ***                          15,975,000       21,545,727
   5.25% due 01/04/2008 ***                             125,000          161,693
   5.25% due 07/04/2010                               4,000,000        5,361,876
   5.375% due 01/04/2010 ***                          1,500,000        2,004,367
   5.50% due 01/04/2031 ***                           1,200,000        1,891,391
   5.625% due 01/04/2028 ***                         13,600,000       21,440,421
   6.00% due 07/04/2007 ***                             720,000          929,240
   6.25% due 01/04/2024 ***                           5,900,000        9,691,629
   6.25% due 01/04/2030 ***                           8,975,000       15,362,522

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

GERMANY (CONTINUED)
Federal Republic of Germany (continued)
   6.50% due 07/04/2027 ***                    EUR    8,000,000   $   13,831,033
                                                                  --------------
                                                                     173,312,940
GREECE - 0.04%
Hellenic Republic (Greece)
   8.80% due 06/19/2007 ***                             293,470          385,588

ITALY - 0.10%
Republic of Italy
   4.25% due 11/01/2009                                 140,000          180,682
   5.50% due 11/01/2010                                 560,000          759,103
                                                                  --------------
                                                                         939,785
JAPAN - 13.20%
Government of Japan
   0.50% due 06/20/2013 ***                    JPY  130,000,000        1,042,475
   0.70% due 09/20/2008 ***                       1,130,000,000        9,592,761
   0.90% due 12/22/2008 ***                         365,000,000        3,108,535
   1.00% due 06/10/2016                           1,277,620,000       10,740,995
   1.10% due 03/21/2011 ***                         360,000,000        3,057,837
   1.50% due 09/20/2014 ***                         660,000,000        5,592,264
   1.50% due 03/20/2014 ***                         630,000,000        5,362,939
   1.50% due 03/20/2015 ***                       1,700,000,000       14,348,533
   1.50% due 03/20/2011                           1,380,000,000       11,925,282
   1.60% due 06/20/2014 ***                          70,000,000          599,064
   1.60% due 09/20/2014                           1,680,000,000       14,341,306
   1.60% due 09/20/2013 ***                         400,000,000        3,443,444
   1.80% due 03/22/2010 ***                         180,000,000        1,572,213
   2.30% due 06/20/2035 ***                       3,410,000,000       28,098,198
   2.30% due 05/20/2030 ***                         165,000,000        1,385,378
   2.40% due 03/20/2034 ***                         450,000,000        3,782,586
   2.50% due 09/20/2035 ***                       1,060,000,000        9,092,006
                                                                  --------------
                                                                     127,085,816
NETHERLANDS - 0.37%
Kingdom of Netherlands
   5.00% due 07/15/2011 ***                    EUR      100,000          134,409
   5.50% due 01/15/2028 ***                           2,190,000        3,404,695
                                                                  --------------
                                                                       3,539,104
NEW ZEALAND - 0.03%
Government of New Zealand Bond, Series 1106
   8.00% due 11/15/2006 ***                    NZD      500,000          326,742

SPAIN - 0.86%
Kingdom of Spain
   4.20% due 07/30/2013 ***                    EUR      100,000          130,813
   4.75% due 07/30/2014 ***                             600,000          817,427
   5.15% due 07/30/2009 ***                           2,910,000        3,843,321
   6.15% due 01/31/2013 ***                           2,420,000        3,492,616
                                                                  --------------
                                                                       8,284,177
SWEDEN - 0.43%
Kingdom of Sweden
   5.00% due 01/28/2009 ***                    SEK   14,200,000        2,008,100
   5.25% due 03/15/2011 (a)***                       14,350,000        2,096,224
                                                                  --------------
                                                                       4,104,324

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

UNITED KINGDOM - 4.43%
Government of United Kingdom
   4.00% due 03/07/2009 ***                    GBP      270,000   $      495,799
   4.25% due 06/07/2032 ***                             500,000          949,438
   4.75% due 06/07/2010 ***                          11,000,000       20,584,042
   5.00% due 03/07/2012                               1,900,000        3,611,777
   5.00% due 03/07/2008                               3,700,000        6,934,436
   5.75% due 12/07/2009 ***                              25,000           48,094
   6.00% due 12/07/2028 ***                             335,000          782,718
   7.25% due 12/07/2007 ***                           1,210,000        2,323,230
   8.00% due 12/07/2015 ***                             500,000        1,176,208
   8.00% due 09/27/2013 ***                           2,540,000        5,703,753
                                                                  --------------
                                                                      42,609,495
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $ 413,094,811)                                           $  417,516,806
                                                                  --------------
CORPORATE BONDS - 13.60%

CAYMAN ISLANDS - 1.46%
ASIF II Jersey, Ltd.
   4.4529% due 06/15/2007 (b)***               CAD    3,200,000        2,869,036
Mizuho Finance, Ltd.
   1.525% due 12/31/2049 ***                   JPY  200,000,000        1,739,961
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)***                  $    2,900,000        2,923,522
MUFG Capital Finance 2
   4.85% due 12/31/2049 (b)***                 EUR    2,900,000        3,611,778
Pylon, Ltd., Class B Catastrophe Bond
   6.016% due 12/29/2008 (b)                            600,000          758,754
Transocean, Inc.
   5.5906% due 09/05/2008 ***                    $    1,300,000        1,300,021
Vita Capital, Ltd., 2003-1
   6.83% due 01/01/2007 (b)                             900,000          901,953
                                                                  --------------
                                                                      14,105,025
DENMARK - 0.01%
Nykredit
   6.00% due 10/01/2029 ***                    DKK      312,421           55,330
Unikredit Realred
   6.00% due 07/01/2029 ***                              41,217            7,310
                                                                  --------------
                                                                          62,640
FRANCE - 0.24%
Axa, SA
   3.75% due 01/01/2017 ***                    EUR      231,700          691,509
BNP Paribas, Series EMTN
   5.25% due 01/23/2014 (b)***                          125,000          162,717
France Telecom SA, Series REGS
   6.75 due 03/14/2008 ***                              250,000          329,530
   7.5 due 03/14/2011 ***                      GBP      405,000          818,920
GIE PSA Tresorerie
   5.875% due 09/27/2011 ***                   EUR      250,000          341,479
                                                                  --------------
                                                                       2,344,155
GERMANY - 0.11%
Kreditanstalt Fuer Wiederaufbau
   5.00% due 07/04/2011 ***                             250,000          334,952

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

GERMANY (CONTINUED)
Landesbank Baden Wurttemberg
   5.50% due 04/02/2007 ***                    EUR      200,000   $      255,879
Lbank Rheinland Pfalz Giro
   4.75% due 04/04/2008 ***                             330,000          425,165
                                                                  --------------
                                                                       1,015,996
IRELAND - 0.14%
Bank of Ireland
   6.45% due 02/10/2010 ***                           1,000,000        1,366,587

ITALY - 0.11%
Edison SpA, EMTN
   5.125% due 12/10/2010 ***                            210,000          277,241
Telecom Italia SpA, Series EMTN
   6.25% due 02/01/2012 ***                             580,000          784,916
                                                                  --------------
                                                                       1,062,157
JAPAN - 1.71%
Asahi Finance, Ltd.
   1.65375% due 12/31/2049 ***                 JPY  600,000,000        5,092,801
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series
   EMTN
   3.50% due 12/16/2015 (b)***                 EUR      900,000        1,112,185
Mizuho Finance
   1.06% due 09/28/2049 ***                    JPY  200,000,000        1,694,915
Mizuho Finance, Ltd.
   1.668% due 04/27/2049 ***                        100,000,000          862,812
Mizuho Trust & Banking Company
   2.404% due 04/27/2009 ***                        100,000,000          878,712
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***                   $    2,700,000        2,639,631
Sumitomo Mitsui Banking Corp.
   4.375% due 10/27/2014 (b)***                EUR      250,000          319,457
   5.625% due 07/29/2049 (b)***                  $      500,000          486,610
Sumitomo Mitsui Banking Corp., Series EMTN
   1.245% due 12/01/2049 (b)***                JPY  300,000,000        2,561,694
   1.266% due 12/31/2049 ***                        100,000,000          847,880
                                                                  --------------
                                                                      16,496,697
JERSEY CHANNEL ISLANDS - 0.05%
HSBC Capital Funding LP, Series REGS
   8.03% due 12/29/2049 (b)***                 EUR      350,000          524,974

LUXEMBOURG - 0.02%
Telecom Italia Finance SA, Series EMTN
   7.25 due 04/20/2011 ***                              125,000          176,982

NETHERLANDS - 0.33%
Deutsche Telekom International Finance BV
   7.50% due 05/29/2007 ***                             125,000          162,217
   8.125% due 05/29/2012 ***                            180,000          270,518
E.ON International Finance BV, Series EMTN
   5.75% due 05/29/2009 ***                             590,000          782,928
Essent NV, Series EMTN
   4.50% due 06/25/2013 ***                             770,000        1,003,320
RWE Finance BV, Series EMTN
   6.125% due 10/26/2012 ***                            125,000          176,166
Siemens Financieringsmaatschappij NV,
   Series 144A
   5.4663% due 08/14/2009 (b)***                 $      800,000          799,454
                                                                  --------------
                                                                       3,194,603

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

SPAIN - 0.17%
Banesto Banco De Emisiones
   2.197% due 10/04/2006 ***                   EUR    1,300,000   $    1,649,246

SWEDEN - 0.17%
Spintab AB, Series 168
   6.00% due 04/20/2009 ***                    SEK    5,000,000          720,509
Swedbank ForeningsSparbanken
   5.99% due 12/11/2011 (b)***                   $      900,000          900,909
                                                                  --------------
                                                                       1,621,418
TUNISIA - 0.19%
Banque Centrale de Tunisie
   4.50% due 06/22/2020 ***                    EUR    1,500,000        1,804,973

UNITED KINGDOM - 0.93%
Anglian Water Services Finance PLC, Series
   EMTN
   4.625% due 10/07/2013 ***                            250,000          325,155
AWG PLC
   5.375% due 07/02/2009 ***                            400,000          525,577
Cadbury Schweppes Investments PLC,
   Series EMTN
   4.25% due 06/30/2009 ***                             675,000          860,335
HBOS PLC
   5.92% due 09/29/2049 (b)***                   $    2,800,000        2,708,768
Lloyds TSB Bank PLC
   5.625% due 07/15/2049 (b)***                EUR    1,020,000        1,346,068
NGG Finance PLC
   6.125% due 08/23/2011 ***                            250,000          344,272
Royal Bank of Scotland PLC, Series EMTN
   4.875% due 03/26/2009 ***                            125,000          162,465
Tate & Lyle International Finance PLC,
   Series 144A
   5.00% due 11/15/2014 ***                      $      400,000          377,444
Vodafone Group, PLC
   5.4269% due 06/29/2007 (b)***                      2,300,000        2,299,827
                                                                  --------------
                                                                       8,949,911
UNITED STATES - 7.96%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014 (a)***                         500,000          504,781
Atlantic & Western Re, Ltd., Series A
   11.5081% due 01/09/2007 (b)                        2,000,000        1,979,680
Autozone, Inc.
   5.875% due 10/15/2012 ***                            800,000          798,923
Bank of America Corp., MTN
   3.625% due 03/03/2008 ***                   EUR      250,000          316,473
BellSouth Corp.
   5.58% due 08/15/2008 (b)***                   $    2,300,000        2,300,442
Boston Scientific Corp.
   5.45% due 06/15/2014 ***                             400,000          382,659
   6.00% due 06/15/2011 (a)***                        1,700,000        1,710,147
   6.40% due 06/15/2016 (a)***                        1,600,000        1,613,578
Charter One Bank N.A., Series BKNT
   5.54% due 04/24/2009 (b)***                        7,000,000        7,002,975
CIT Group, Inc., Series MTN
   5.5463% due 08/17/2009 (b)***                      3,000,000        3,000,993
CNA Financial Corp.
   6.00% due 08/15/2011 ***                           1,600,000        1,622,410
ConocoPhillips Australia Funding Company
   5.6072% due 04/09/2009 (b)***                      4,200,000        4,203,772

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
CVS Corp.
   5.75% due 08/15/2011 ***                      $      300,000   $      303,905
DaimlerChrysler N.A. Holding Corp.
   4.875% due 06/15/2010 ***                            300,000          291,481
   5.64% due 03/07/2007 (b)***                        2,400,000        2,400,494
   5.87% due 09/10/2007 (b)***                        3,800,000        3,808,238
DaimlerChrysler N.A. Holding Corp.,
   Series MTN
   5.75% due 09/08/2011 ***                             400,000          398,120
Dominion Resources, Inc.
   4.125% due 02/15/2008 ***                            250,000          246,013
Echostar DBS Corp.
   5.75% due 10/01/2008 ***                             300,000          297,375
El Paso Corp.
   7.625% due 08/16/2007 (a)***                         300,000          303,750
Ford Motor Credit Company
   6.34% due 03/21/2007 (b)***                        1,400,000        1,396,562
Ford Motor Credit Company, Series EMTN
   4.875% due 05/17/2007 ***                   EUR      230,000          290,951
General Electric Capital Corp.
   6.625% due 02/04/2010 ***                   NZD      250,000          160,839
General Electric Capital Corp., MTN
   5.43% due 12/12/2008 (b)***                   $    1,300,000        1,300,928
General Electric Capital Corp., Series 144A
   4.625% due 09/15/2066 (b)***                EUR      100,000          128,304
Georgia Pacific Corp., Term B
   7.345% due 12/20/2012 (b)*** (f)              $    1,990,000        1,992,567
Health Care Property Investors, Inc., Series
   MTN
   5.95% due 09/15/2011 ***                             300,000          301,158
HSBC Finance Corp., Series MTN
   5.48% due 06/19/2009 (b)***                        3,800,000        3,803,169
JP Morgan & Company, Inc., MTN Series A
   5.341% due 02/15/2012 (b)***                         360,000          373,918
JP Morgan Chase Capital XX
   6.55% due 09/29/2036 ***                           1,300,000        1,311,101
KFW International Finance, Inc.
   1.75% due 03/23/2010 ***                    JPY  185,000,000        1,613,250
   5.75% due 01/15/2008 ***                      $    5,500,000        5,544,291
Loews Corp.
   5.25% due 03/15/2016 ***                             400,000          387,828
Masco Corp.
   5.875% due 07/15/2012 ***                            300,000          298,981
May Department Stores Company/The
   4.80% due 07/15/2009 ***                             300,000          294,347
Merrill Lynch & Company, Inc., Series MTN
   5.4919% due 08/14/2009 (b)***                        400,000          399,992
MGM Mirage Resorts, Inc.
   6.75% due 08/01/2007 ***                             600,000          603,000
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)***                          560,000          599,783
Mizuho JGB Investment LLC, Series REGS
   9.87% due 12/31/2049 (b)***                          400,000          432,340
Mizuho Preferred Capital Company, LLC
   8.79% due 12/29/2049 (b)***                          100,000          105,339
News America Holdings, Inc.
   6.75% due 01/09/2038 ***                             125,000          129,496

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Nisource Finance Corp.
   5.40% due 07/15/2014 ***                      $      400,000   $      387,101
PLD International Finance LLC
   4.375% due 04/13/2011 ***                   EUR      350,000          445,396
Reynolds American, Inc.
   7.3125% due 05/11/2012 (b)(f)                 $    2,000,000        2,007,820
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
   06/30/2008 due 12/29/2049 (b)                      1,300,000        1,381,483
SB Treasury Company LLC, Series REGS
   9.40% due 12/29/2049 (b)                           1,100,000        1,169,359
Shackleton B Event Linked Loan
   13.467% due 08/01/2008 (b)                         2,000,000        2,015,000
Shackleton C Event Linked Loan
   12.967% due 08/01/2008 (b)                         2,000,000        1,990,000
Shackleton Re Ltd., Series 144A
   13.4888% due 02/07/2008 (b)(f)                     2,000,000        2,009,930
SLM Corp., Series A
   5.00% due 04/15/2015 (a)***                          375,000          361,332
Sprint Capital Corp.
   6.375% due 05/01/2009 ***                             50,000           51,206
Tokai Preferred Capital Company LLC, Series
   REGS
   9.98% due 12/29/2049 (b)***                        1,100,000        1,178,543
Toyota Motor Credit Corp., Series MTNB
   5.3719% due 10/12/2007 (b)***                      2,500,000        2,501,015
US Bancorp
   5.3538% due 04/28/2009 (b)***                      2,500,000        2,500,407
Viacom, Inc.
   5.75% due 04/30/2011 ***                           1,200,000        1,197,607
Wal-Mart Stores, Inc.
   5.25% due 09/28/2035 ***                    GBP      250,000          501,572
Wells Fargo Company
   3.50% due 04/04/2008 (a)(c)***                $      250,000          244,057
Xerox Credit Corp.
   2.00% due 06/06/2007 ***                    JPY  200,000,000        1,701,356
                                                                  --------------
                                                                      76,597,537
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $128,203,903)                         $  130,972,901
                                                                  --------------
MUNICIPAL BONDS - 0.42%

CALIFORNIA - 0.14%
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                      $    1,000,000        1,101,340
Los Angeles California Wastewater
   Systems Revenue, Series A
   5.00% due 06/01/2027 ***                             200,000          209,690
Metropolitan Water District Southern
   California Waterworks Revenue
   5.00% due 10/01/2036 ***                              45,000           47,078
                                                                  --------------
                                                                       1,358,108
ILLINOIS - 0.03%
City of Chicago, Series 1286
   4.75% due 01/01/2030 ***                             230,000          243,922

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
MUNICIPAL BONDS (CONTINUED)

IOWA - 0.06%
Tobacco Settlement Authority of Iowa,
   Series A
   6.50% due 06/01/2023 ***                      $      595,000   $      592,275

KENTUCKY - 0.01%
Louisville & Jefferson Kentucky Sewer,
   Series A
   5.00% due 05/15/2036 ***                             100,000          105,361

NEW YORK - 0.13%
New York City Municipal Water Finance
   Authority
   4.75% due 06/15/2038 ***                             200,000          213,540
New York, New York City Transitional
   Financial Authority
   5.00% due 02/01/2028 ***                             285,000          299,991
Tobacco Settlement Financing Corp.
   5.25% due 06/01/2013 ***                             700,000          717,871
                                                                  --------------
                                                                       1,231,402
TEXAS - 0.02%
Harris County Texas
   5.00% due 08/01/2033 ***                             200,000          203,430

VIRGINIA - 0.03%
Tobacco Settlement Financing Corp.
   5.625% due 06/01/2037 ***                            300,000          316,125
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $3,836,193)                           $    4,050,623
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.09%

CAYMAN ISLANDS - 0.00%
SHL Corp., Ltd., Series 1999-1A, Class A2
   0.81% due 12/25/2024 (b)***                 JPY    4,209,600           35,324

IRELAND - 0.14%
Emerald Mortgages PLC, Series 2, Class A
   3.385% due 04/15/2028 (b)***                EUR      380,768          484,148
Lusitano Motgages PLC, Series 1, Class A
   3.601% due 12/15/2035 (b)***                         596,370          762,109
Paris Residential Funding PLC, Series 1X,
   Class A
   2.51% due 07/25/2011 (b)***                           77,098           97,917
                                                                  --------------
                                                                       1,344,174
ITALY - 0.78%
Seashell Securities PLC, Series 2001-II,
   Class A
   3.424% due 07/25/2028 (b)***                         702,984          894,918
Siena Mortgages, Series 2003-4, Class A2
   3.563% due 12/16/2038 (b)***                       5,160,004        6,568,317
                                                                  --------------
                                                                       7,463,235
NETHERLANDS - 0.54%
Arena BV, Series 2000-I, Class A
   6.10% due 11/15/2062 (b)***                          500,000          683,042
Atomium Mortgage Finance BV,
   Series 2003-I, Class A
   2.314% due 07/01/2034 (b)***                         214,818          272,801
Delphinus BV, Series 2001-II, Class A1
   3.545% due 11/28/2031 (b)***                         500,000          635,467
Delphinus BV, Series 2002-I, Class A1
   3.374% due 04/25/2092 (b)***                         302,723          385,624
Delphinus BV, Series 2003-I, Class A1
   2.41% due 04/25/2093 (b)***                          500,000          637,751

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

NETHERLANDS (CONTINUED)
Dutch MBS BV, Series X, Class B
   3.343% due 10/02/2079 (b)***                EUR      988,989   $    1,260,327
Dutch MBS BV, Series XI, Class A1
   3.401% due 11/02/2035 (b)***                         336,801          427,840
Dutch Mortgage Portfolio Loans, B.V.,
   Series III, Class A
   3.484% due 11/20/2035 (b)***                         320,441          408,319
Holland Euro-Denominated Mortgage
   Backed Series, Series 2, Class A
   3.362% due 04/18/2012 (b)***                         388,522          493,835
                                                                  --------------
                                                                       5,205,006
UNITED KINGDOM - 1.14%
Bauhaus Securities Ltd., Series 1, Class A2
   3.466% due 10/30/2052 (b)***                         752,246          956,723
Dolerite Funding PLC, Series 1, Class A
   5.6725% due 08/20/2032 (b)***                 $      114,722          114,722
Haus, Ltd., Series 2000-1A, Class A2
   2.403% due 12/10/2037 (b)***                EUR      882,517        1,124,941
Holmes Financing PLC, Series 6, Class 3A
   3.33% due 10/15/2009 (b)***                          800,000        1,015,815
Holmes Financing, Series 1, Class 3A2
   3.35% due 07/15/2010 (b)***                 GBP    1,400,000        1,778,640
Permanent Financing PLC,
   Series 2004-4, Class 5A2
   5.1563% due 06/10/2042 (b)***                      3,000,000        5,629,192
SRM Investment, Ltd., Series 3, Class A
   3.475% due 08/26/2034 (b)***                EUR      252,962          321,532
                                                                  --------------
                                                                      10,941,565
UNITED STATES - 3.49%
American Home Mortgage Investment Trust,
   Series 2004-3, Class 5A
   4.29% due 10/25/2034 (b)***                   $      288,288          282,713
Banc of America Mortgage Securities,
   Series 2004-4, Class 1A9
   5.00% due 05/25/2034 ***                             655,204          646,500
Countrywide Home Loans,
   Series 2004-12, Class 14A2
   5.61% due 08/25/2034 (b)***                           82,351           82,384
Countrywide Home Loans,
   Series 2004-25, Class 1A1
   5.66% due 02/25/2035 (b)***                          185,455          186,121
Countrywide Home Loans,
   Series 2004-25, Class 2A1
   5.67% due 02/25/2035 (b)***                          275,928          277,205
Countrywide Mortgage Backed Securities,
   Inc., Series 2004-7, Class 5A2
   5.60% due 05/25/2034 (b)***                          461,723          461,851
Countrywide Mortgage Backed Securities,
   Inc., Series 2005-2, Class 2A1
   5.65% due 03/25/2035 (b)***                          441,761          442,937
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-AR13,
   Class 3A
   5.7018% due 05/25/2032 (b)***                         19,538           19,469

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2002-P2,
    Class A
    5.66% due 03/25/2032 (b)***                  $       40,537   $       40,590
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-P3A,
   Class A1
   5.88% due 08/25/2033 (b)***                          101,020          101,511
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2003-8,
   Class 5A1
   6.50% due 04/25/2033 ***                             134,115          134,558
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2005-CN2A,
   Class A1S
   5.55% due 11/15/2019 (b)***                          245,907          246,048
CSAB Mortgage Backed Trust,
   Series 2006-1, Class A1A
   5.43% due 06/25/2036 (b)***                        1,274,706        1,275,162
FBR Securitization Trust, Series 2005-4,
   Class AV21
   5.45% due 10/25/2035 (b)***                          206,601          206,620
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities,
   Series T-62, Class 1A1
   5.632% due 10/25/2044 (b)***                       6,538,522        6,604,692
Federal Home Loan Mortgage Corp.,
   Series 2003-2581, Class QG
   5.00% due 12/15/2031 ***                           2,500,000        2,380,710
Federal Home Loan Mortgage Corp.,
   Series 2005-2922, Class EH
   4.50% due 07/15/2023 ***                           4,703,737        4,537,528
Federal Home Loan Mortgage Corp.,
   Series 2005-3037, Class BC
   4.50% due 02/15/2020 ***                           7,208,207        7,004,039
Federal Home Loan Mortgage Corp.,
   Series 2752, Class FM
   5.68% due 12/15/2030 (b)***                          509,055          509,918
Federal National Mortgage Association
   5.73% due 09/25/2032 (b)***                           68,759           69,021
Federal National Mortgage Association,
   Series 2003-26, Class AT
   5.00% due 11/25/2032 ***                           3,100,000        2,899,936
Federal National Mortgage Association,
   Series 2004-W2, Class 5AF
   5.68% due 03/25/2044 (b)***                          294,925          295,170
First Alliance Mortgage Loan,
   Series 1997-4, Class A3
   5.56% due 12/20/2027 (b)***                           56,596           56,607
First Republic Mortgage Loan Trust,
   Series 2001-FRB1, Class A
   5.68% due 11/15/2031 (b)***                          206,955          208,344
GMAC Mortgage Corp. Loan Trust,
   Series 2004-J4, Class A1
   5.50% due 09/25/2034 ***                             437,727          435,408
GS Mortgage Securities Corp.,
   Series 2003-1, Class A2
   6.03% due 01/25/2032 (b)***                          256,857          258,959
GS Mortgage Securities Corp.,
   Series 2004-SEA1, Class A1A
   5.52% due 10/25/2033 (b)***                            9,607            9,608

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Master Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 3A2
   3.7859% due 11/21/2034 (b)***                 $       55,020   $       54,854
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.77% due 12/15/2030 (b)***                          199,210          199,868
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc.,
   Series 1999-A, Class A
   5.71% due 03/15/2025 (b)***                          143,946          144,568
Sequoia Mortgage Trust, Series 2003-4,
   Class 2A1
   5.68% due 07/20/2033 (b)***                          702,189          707,657
Sequoia Mortgage Trust, Series 5, Class A
   5.68% due 10/19/2026 (b)***                          156,446          156,610
Sequoia Mortgage Trust, Series 8, Class 2A
   5.63% due 08/20/2032 (b)***                          277,150          277,173
Washington Mutual Mortgage Securities Corp.,
   Series 2002-AR2, Class A
   5.427% due 02/27/2034 (b)***                         202,951          206,384
Washington Mutual Mortgage Securities Corp.,
   Series 2002-S5, Class 1A1
   5.1062% due 10/25/2032 (b)***                         60,878           60,498
Washington Mutual Mortgage Securities Corp.,
   Series 2003-R1, Class A1
   5.60% due 12/25/2027 (b)***                          542,744          542,534
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR2, Class 2A1A
   5.64% due 01/25/2045 (b)***                          259,741          261,329
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR6, Class 2A1A
   5.56% due 04/25/2045 (b)***                          510,300          511,582
Washington Mutual, Inc.,
   Series 2005-AR15, Class A1A1
   5.59% due 11/25/2045 (b)***                          801,014          803,726
                                                                  --------------
                                                                      33,600,392
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $56,601,766)                                             $   58,589,696
                                                                  --------------
ASSET BACKED SECURITIES - 1.41%

UNITED STATES - 1.41%
Amortizing Residential Collateral Trust,
   Series 2002-BC4, Class A
   5.62% due 07/25/2032 (b)***                            6,344            6,350
Amresco Residential Securities,
   Series 1999-1, Class A
   6.27% due 06/25/2029 (b)***                           60,419           62,222
Argent Securities, Inc.,
   Series 2005-W4, Class A1A1
   5.45% due 02/25/2036 (b)***                        2,589,347        2,589,696
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-SD1, Class A1
   5.50% due 12/25/2042 (b)***                          125,184          125,200
FBR Securitization Trust, Series 2005-5,
   Class AV21
   5.45% due 11/25/2035 (b)***                          374,014          374,058
First NLC Trust, Series 2005-4, Class A1
   5.45% due 02/25/2036 (b)***                          522,704          522,746

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES (CONTINUED)
Home Equity Asset Trust, Series 2002-1,
   Class A4
   5.63% due 11/25/2032 (b)***                   $        1,283   $        1,284
Indymac Residential Asset Backed Trust,
   Series 2005-D, Class AII1
   5.43% due 03/25/2036 (b)***                          294,459          294,505
Residential Asset Mortgage Products, Inc.,
   Series 2002-RS3, Class AII1
   5.89% due 06/25/2032 (b)***                           24,690           24,698
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIB
   5.58% due 07/25/2032 (b)***                          144,154          144,194
Residential Asset Securities Corp.,
   Series 2005-AHL3, Class A1
   5.43% due 11/25/2035 (b)***                          249,176          249,217
Residential Asset Securities Corp.,
   Series 2005-KS12, Class A1
   5.42% due 01/25/2036 (b)***                          151,729          151,757
Residential Asset Securities Mortgage,
   Series 2002-KS2, Class AIIB
   5.87% due 04/25/2032 (b)***                           87,227           87,255
Soundview Home Equity Loan Trust,
   Series 2005-OPT4, Class 2A1
   4.113% due 12/25/2035 ***                            275,230          275,273
Structured Asset Mortgage Investments, Inc.,
   Series 2004-AR3, Class 1A2
   5.62% due 07/19/2034 (b)***                          496,223          496,489
Wells Fargo Home Equity Trust,
   Series 2005-2, Class AI1A
   5.56% due 10/25/2035 (b)(c)                        4,752,935        4,763,332
Wells Fargo Home Equity Trust,
   Series 2005-4, Class AII1
   5.45% due 12/25/2035 (b)(c)                        3,368,899        3,369,365
                                                                  --------------
                                                                      13,537,641
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $13,533,758)                                             $   13,537,641
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.27%

JAPAN - 0.09%
Inter-American Development Bank
   1.90% due 07/08/2009 ***                    JPY  100,000,000          873,170

UNITED STATES - 0.18%
European Investment Bank
   5.3088% due 04/15/2008 (b)***                 $    1,742,175        1,743,484
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $2,574,328)                                              $    2,616,654
                                                                  --------------
OPTIONS - 0.67%

UNITED STATES - 0.67%
Chicago Mercantile Exchange American
   Purchase Put on Eurodollar
   Expiration 09/17/2007 at $90.50 *                    532,500            1,331
   Expiration 12/17/2007 at $91.25 *                    937,500            2,344
   Expiration 03/19/2007 at $92.25 *                  1,297,500            3,244
   Expiration 12/18/2006 at $94.125 *                 1,437,500            3,594

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
OPTIONS (CONTINUED)

UNITED STATES (CONTINUED)
Over The Counter European Style Call
   Expiration 10/04/2006 at $4.50 *                  11,600,000   $            0
   Expiration 10/04/2006 at $4.50 *                  20,900,000                0
   Expiration 10/18/2006 at $4.50 *                  79,100,000                0
   Expiration 12/22/2006 at $4.80 *                  25,500,000           18,284
   Expiration 06/06/2007 at $4.85 *                   7,000,000           33,429
   Expiration 03/08/2007 at $5.00 *                  44,000,000          154,660
   Expiration 03/08/2007 at $5.00 *                 102,000,000          358,530
   Expiration 03/08/2007 at $5.00 *                  12,000,000           42,180
   Expiration 12/20/2007 at $5.00 *                  81,700,000          608,567
   Expiration 05/17/2007 at $5.00 *                  16,300,000           72,147
   Expiration 05/11/2007 at $5.00 *                  22,000,000           95,071
   Expiration 06/15/2007 at $5.00 *                  13,500,000           66,288
   Expiration 06/15/2007 at $5.00 *                  14,100,000           69,234
   Expiration 04/19/2007 at $5.08 *                  20,700,000          106,170
   Expiration 05/08/2007 at $5.15 *                 103,600,000          643,770
   Expiration 05/09/2007 at $5.19 *                 904,600,000        2,587,156
   Expiration 06/30/2007 at $5.50 *                 134,100,000        1,589,312
                                                                  --------------
                                                                       6,455,311
                                                                  --------------
TOTAL OPTIONS (Cost $5,113,625)                                   $    6,455,311
                                                                  --------------
SHORT TERM INVESTMENTS - 27.45%
Bank of America Corp.
   5.265% due 12/06/2006 ***                     $    2,500,000   $    2,475,869
   5.275% due 12/01/2006 ***                         25,900,000       25,668,501
Barclays U.S. Funding LLC
   5.28% due 11/22/2006 ***                          25,900,000       25,702,469
Countrywide Bank N.A., Series CD
   5.36% due 08/16/2007 (b)***                        4,700,000        4,717,625
Danske Corp.
   5.265% due 12/27/2006 ***                            700,000          691,093
   5.355% due 10/26/2006 ***                         20,800,000       20,722,650
Fortis Funding LLC
   5.37% due 10/24/2006 ***                           2,600,000        2,591,080
Ixis Corp.
   5.36% due 10/25/2006 ***                          25,000,000       24,910,667
Kingdom of Netherlands
   1.00% due 10/31/2006 ***                    EUR    5,200,000        6,581,014
Skandinaviska Enskilda Banken
   5.27% due 11/16/2006 ***                      $   25,400,000       25,228,959
Societe Generale North America, Inc.
   5.245% due 01/08/2007 ***                         23,400,000       23,062,484
   5.29% due 12/18/2006 ***                           1,800,000        1,779,369
   5.37% due 10/10/2006 ***                             700,000          699,060
   5.375% due 10/11/2006 ***                          2,600,000        2,596,118
State Street Navigator Securities Lending
   Prime Portfolio (c)                               48,507,430       48,507,430
Time Warner, Inc.
   5.39% due 01/25/2007 ***                           3,300,000        3,242,686
Total SA
   5.36% due 10/02/2006 ***                          26,400,000       26,396,069
U.S. Treasury Bills
   zero coupon due 12/14/2006 ***                     2,440,000        2,415,875
   zero coupon due 11/30/2006 *** ****                2,160,000        2,142,144
   4.797% due 11/30/2006 *** ****                       620,000          615,043

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
U.S. Treasury Bills (continued)
   4.82% due 11/30/2006 *** ****                 $      110,000   $      109,116
   4.845% due 11/30/2006 *** ****                       110,000          109,112
   4.87% due 11/30/2006 *** ****                         10,000            9,919
UBS Finance (Delaware) LLC
   5.245% due 01/08/2007 ***                          1,200,000        1,182,692
   5.34% due 10/02/2006 ***                           2,300,000        2,299,659
   5.375% due 10/11/2006 ***                          5,400,000        5,391,938
UniCredito Italiano SpA
   2.307% due 12/13/2007 ***                          2,200,000        2,199,420
   5.226% due 12/03/2007 ***                          2,200,000        2,199,247
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $264,239,252)                                            $  264,247,308
                                                                  --------------
REPURCHASE AGREEMENTS - 1.04%
Lehman Brothers Tri-Party
   Repurchase Agreement dated 09/29/2006 at
   5.05% to be repurchased at $5,002,104 on
   10/02/2006, collateralized by $5,070,000
   U.S. Treasury Bonds, 4.875% due
   08/08/2031 (valued at $5,123,025,
   including interest) (c)***                    $    5,000,000   $    5,000,000
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $4,988,642 on 10/02/2006,
   collateralized by $5,090,000 Federal
   National Mortgage Association,
   6.25% due 02/28/2017 (valued at
   $5,090,000, including interest)(c)***              4,987,000        4,987,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,987,000)                                              $    9,987,000
                                                                  --------------
TOTAL INVESTMENTS (GLOBAL BOND TRUST)
   (COST $1,056,238,937) - 110.87%                                $1,067,322,034
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (10.87)%                                                       (104,649,765)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  962,672,269
                                                                  ==============

GLOBAL REAL ESTATE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 96.14%

AUSTRALIA - 8.16%
Abacus Property Group                                 1,434,712   $    1,734,227
Aspen Group (a)                                       1,028,221        1,369,465
Centro Properties Group, Ltd.                           737,450        4,429,499
Centro Retail Group                                   1,210,133        1,634,323
Charter Hall Group *                                  1,605,990        1,893,329
FKP Property Group                                      104,678          441,296
General Property Trust, Ltd. (a)                        893,668        3,134,009
Lend Lease Corp.                                        142,483        1,703,146
Macquarie DDR Trust                                   2,228,195        2,020,020
Macquarie Goodman Group, Ltd. (a)                       902,917        4,392,599
Stockland Company, Ltd. (a)                             821,067        4,533,530

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL REAL ESTATE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Westfield Group (a)                                     266,075        3,736,370
                                                                  --------------
                                                                      31,021,813
CANADA - 4.67%
Brookfield Properties Corp.                             157,150        5,550,538
Canadian Apartment Properties, REIT                     114,000        1,869,674
Canadian Real Estate Investment Trust                   163,750        3,920,485
Morguard Real Estate Investment Trust                   177,450        1,813,962
RioCan Real Estate Investment Trust                     214,150        4,610,600
                                                                  --------------
                                                                      17,765,259
CHINA - 0.88%
China Overseas Land & Investment, Ltd.                2,566,000        1,979,267
Shui On Land Ltd *                                    1,982,000        1,374,660
                                                                  --------------
                                                                       3,353,927
DENMARK - 0.63%
Sjaelso Gruppen AS (a)                                    8,000        2,402,178

FINLAND - 0.73%
Technopolis Oyj                                         350,000        2,775,173

FRANCE - 3.10%
Fonciere Des Regions (a)                                 13,500        2,032,950
Klepierre SA (a)                                         14,000        2,097,587
Orco Property Group (a)                                  20,000        2,491,630
Unibail (a)                                              24,500        5,150,278
                                                                  --------------
                                                                      11,772,445
GERMANY - 0.89%
Colonia Real Estate AG * (a)                             53,000        2,032,619
Patrizia Immobilien AG *                                 50,000        1,337,158
                                                                  --------------
                                                                       3,369,777
GREECE - 0.25%
Eurobank Properties Real Estate Investment
   Company                                               49,650          954,906

HONG KONG - 5.88%
China Resources Land, Ltd.                            3,700,000        2,493,070
Hang Lung Properties, Ltd.                              590,408        1,259,379
Link, REIT *                                          1,585,000        3,299,541
Sun Hung Kai Properties, Ltd.                         1,402,000       15,285,679
                                                                  --------------
                                                                      22,337,669
ITALY - 1.71%
Beni Stabili SpA                                      1,050,000        1,172,233
Pirelli & C Real Estate SpA                              18,000        1,070,538
Risanamento SpA                                         560,000        4,262,667
                                                                  --------------
                                                                       6,505,438
JAPAN - 14.56%
Aeon Mall Company, Ltd. (a)                              71,000        3,754,576
Diamond City Company, Ltd.                               56,000        2,652,881
Japan Retail Fund, REIT                                     152        1,120,678
Mitsubishi Estate Company, Ltd.                         790,000       17,272,881
Mitsui Fudosan Company, Ltd.                            670,000       15,245,339
Nippon Building Fund, Inc.                                  595        6,050,848

GLOBAL REAL ESTATE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nippon Commercial Investment Corp., REIT *                  186   $      751,882
Sumitomo Realty &
   Development Company, Ltd. (a)                        290,000        8,527,966
                                                                  --------------
                                                                      55,377,051
LUXEMBOURG - 0.42%
Prologis European Properties *                           85,225        1,589,375

NETHERLANDS - 0.48%
Eurocommercial Properties NV                             38,679        1,827,863

NORWAY - 0.37%
NorGani Hotels ASA * (a)                                150,000        1,405,811

PHILIPPINES - 0.26%
Megaworld Corp.                                      26,093,000          996,986

SINGAPORE - 4.24%
CapitaLand, Ltd.                                        590,000        1,878,625
CapitaMall Trust (a)                                  1,870,000        2,994,830
CDL Hospitality Trusts, REIT *                        2,952,000        1,972,963
Hong Kong Land Holdings, Ltd. (a)                     1,936,000        7,511,680
The Ascott Group, Ltd.                                2,763,000        1,776,961
                                                                  --------------
                                                                      16,135,059
SPAIN - 0.54%
Renta Corp Real Estate SA * (a)                          30,000        1,133,412
Riofisa SA * (a)                                         25,000          902,328
                                                                  --------------
                                                                       2,035,740
SWEDEN - 1.70%
Castellum AB                                            284,665        3,211,298
Kungsleden AB                                            90,000        1,027,594
Lennart Wallenstam Byggnads AB                          150,000        2,225,428
                                                                  --------------
                                                                       6,464,320
UNITED KINGDOM - 14.63%
Big Yellow Group PLC                                    240,000        2,193,084
British Land Company PLC                                357,000        9,113,483
Dawnay Day Treveria PLC                                 900,000        1,301,636
Derwent Valley Holdings PLC                              84,000        2,869,089
Develica Deutschland, Ltd. *                          2,700,000        3,391,103
Equest Balkan Properties PLC *                          700,000        1,408,343
Great Portland Estates PLC                              275,000        3,113,794
Hammerson PLC                                           240,000        5,893,142
Land Securities Group PLC                               318,000       11,712,620
London Merchant Securities PLC                          300,000        1,348,921
Macau Property Opp. Fund, Ltd. *                        428,500          779,906
Minerva PLC *                                           475,000        2,684,741
Slough Estates PLC                                      430,000        5,351,702
Terrace Hill Group PLC                                  662,605          864,969
Unite Group PLC                                         415,000        3,599,976
                                                                  --------------
                                                                      55,626,509
UNITED STATES - 32.04%
AMB Property Corp., REIT                                 58,900        3,245,979
Apartment Investment & Management
   Company, Class A, REIT                                73,370        3,992,062
Archstone-Smith Trust, REIT (a)                         146,160        7,956,950


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL REAL ESTATE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Avalon Bay Communities, Inc., REIT                       74,000   $    8,909,600
BioMed Realty Trust, Inc., REIT                          25,360          769,422
Boston Properties, Inc., REIT                            62,580        6,467,017
Digital Realty Trust, Inc., REIT                         74,020        2,318,306
Equity Lifestyle Properties, Inc., REIT (a)              42,490        1,942,218
Equity Office Properties Trust, REIT                    206,400        8,206,464
Equity Residential, REIT                                 61,190        3,094,990
Essex Property Trust, Inc., REIT                         26,760        3,248,664
Extra Space Storage, Inc., REIT                          40,950          708,845
Federal Realty Investment Trust, REIT                    48,250        3,584,975
FelCor Lodging Trust, Inc., REIT                         60,680        1,216,634
Host Hotels & Resorts, Inc., REIT                       317,680        7,284,402
Innkeepers USA Trust, REIT                                9,950          162,085
Kilroy Realty Corp., REIT                                18,990        1,430,707
LTC Properties, Inc., REIT                               30,670          743,748
Nationwide Health Properties, Inc., REIT                 55,600        1,486,744
ProLogis, REIT                                           74,380        4,244,123
Public Storage, Inc., REIT                               64,460        5,542,915
Regency Centers Corp., REIT (a)                          81,240        5,586,062
Simon Property Group, Inc., REIT                        135,130       12,245,481
SL Green Realty Corp., REIT                              41,800        4,669,060
Sovran Self Storage, Inc., REIT                          10,350          574,943
Starwood Hotels & Resorts Worldwide, Inc.                28,239        1,614,988
Tanger Factory Outlet Centers, Inc., REIT                39,300        1,399,866
Taubman Centers, Inc., REIT                              14,150          628,543
The Macerich Company, REIT                               76,160        5,815,578
Ventas, Inc., REIT                                       92,140        3,551,076
Vornado Realty Trust, REIT                               84,260        9,184,340
                                                                  --------------
                                                                     121,826,787
                                                                  --------------
TOTAL COMMON STOCKS (Cost $344,531,764)                           $  365,544,086
                                                                  --------------
SHORT TERM INVESTMENTS - 11.06%
State Street Navigator Securities
   Lending Prime Portfolio (c)                     $ 42,048,306   $   42,048,306
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $42,048,306)                                             $   42,048,306
                                                                  --------------
REPURCHASE AGREEMENTS - 1.86%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at $7,068,326 on
   10/2/2006, collateralized by $7,015,000
   Federal Home Loan Mortgage Corp., 5.75%
   due 05/23/2011 (valued at $7,207,913,
   including interest) (c)                         $  7,066,000   $    7,066,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,066,000)                                              $    7,066,000
                                                                  --------------
TOTAL INVESTMENTS (GLOBAL REAL ESTATE TRUST)
   (COST $393,646,070) - 109.06%                                  $  414,658,392
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (9.06)%                                                         (34,432,135)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  380,226,257
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

   Real Estate                                            88.62%
   Commercial Services                                     4.01%
   Investment Companies                                    2.08%
   Hotels & Restaurants                                    0.79%
   Building Materials & Construction                       0.63%

GLOBAL TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.04%

AUSTRALIA - 0.90%
Qantas Airways, Ltd., ADR                             1,182,368   $    3,449,496

BERMUDA - 1.28%
Accenture, Ltd., Class A                                 92,870        2,944,908
Willis Group Holdings, Ltd. (a)                          52,180        1,982,840
                                                                  --------------
                                                                       4,927,748
BRAZIL - 0.23%
Companhia Vale Do Rio Doce, ADR                          41,460          893,878

CAYMAN ISLANDS - 3.77%
ACE, Ltd.                                               129,665        7,096,565
Seagate Technology * (a)                                140,655        3,247,724
XL Capital, Ltd., Class A                                60,150        4,132,305
                                                                  --------------
                                                                      14,476,594
CHINA - 0.71%
BYD Company, Ltd., H Shares * (a)                       943,000        2,735,228

FINLAND - 2.65%
Stora Enso Oyj, R Shares                                302,320        4,587,120
UPM-Kymmene Oyj                                         234,340        5,571,320
                                                                  --------------
                                                                      10,158,440
FRANCE - 5.21%
France Telecom SA (a)                                   217,280        4,989,309
Sanofi-Aventis (a)                                       87,623        7,803,642
Total SA (a)                                            109,796        7,208,401
                                                                  --------------
                                                                      20,001,352
GERMANY - 2.49%
Deutsche Post AG                                        113,430        2,978,793
Infineon Technologies AG *                              154,380        1,831,238
Siemens AG                                               52,110        4,548,326
TUI AG                                                    9,520          196,623
                                                                  --------------
                                                                       9,554,980
HONG KONG - 5.00%
Cheung Kong Holdings, Ltd.                            1,075,000       11,541,115
China Mobile, Ltd.                                      416,500        2,950,716
Hutchison Whampoa, Ltd.                                 535,000        4,720,629
                                                                  --------------
                                                                      19,212,460

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDIA - 0.11%
Indian Oil Corp., Ltd.                                   37,843   $      433,884

ISRAEL - 1.02%
Check Point Software Tech., Ltd., ADR *                 206,201        3,928,129

ITALY - 0.96%
Eni SpA (a)                                             124,200        3,682,327

JAPAN - 10.66%
Canon, Inc.                                              81,000        4,228,475
Hitachi, Ltd. (a)                                       418,000        2,440,695
Konica Minolta Holdings, Inc.                           116,500        1,561,890
Mitsubishi UFJ Financial Group, Inc.                        451        5,809,492
Nippon Telegraph & Telephone Corp.                          791        3,887,966
Nomura Holdings, Inc. (a)                               175,600        3,095,322
Sompo Japan Insurance, Inc.                             435,000        5,702,924
Sony Corp. (a)                                          110,600        4,480,237
Sumitomo Mitsui Financial Group, Inc. (a)                   692        7,271,864
Takeda Pharmaceutical Company, Ltd. (a)                  39,100        2,442,093
                                                                  --------------
                                                                      40,920,958
NETHERLANDS - 3.48%
Koninklijke (Royal) Philips Electronics NV              122,680        4,306,506
Reed Elsevier NV                                        238,862        3,984,877
Royal Dutch Shell PLC, A Shares                          96,058        3,164,807
Royal Dutch Shell PLC, B Shares                          56,476        1,916,300
                                                                  --------------
                                                                      13,372,490
NORWAY - 1.05%
Norske Skogindustrier ASA (a)                           113,436        1,709,723
Telenor ASA                                             177,500        2,320,778
                                                                  --------------
                                                                       4,030,501
PHILIPPINES - 0.93%
Ayala Land, Inc.                                     12,625,300        3,580,309

PORTUGAL - 0.49%
Portugal Telecom, SGPS, SA                              151,499        1,893,163

SINGAPORE - 0.31%
Venture Corp., Ltd.                                     148,000        1,175,788

SOUTH KOREA - 5.38%
Hana Financial Group, Inc.                               41,419        1,895,216
Kookmin Bank, ADR                                        23,615        1,842,678
KT Corp.                                                111,600        4,811,666
Samsung Electronics Company, Ltd.                        14,730       10,335,750
Shinhan Financial Group Company, Ltd.                    39,740        1,791,093
                                                                  --------------
                                                                      20,676,403
SPAIN - 1.91%
Repsol SA (a)                                           172,600        5,139,205
Telefonica SA (a)                                       127,010        2,202,665
                                                                  --------------
                                                                       7,341,870
SWEDEN - 0.45%
Securitas AB, B Shares (a)                               96,400        1,212,711
Securitas Direct AB, B Shares *                          96,400          210,906
Securitas Systems AB, B Shares *                         96,400          303,178
                                                                  --------------
                                                                       1,726,795

GLOBAL TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN - 2.69%
Chunghwa Telecom Company, Ltd., ADR                     156,784   $    2,713,935
Compal Electronics, Inc.                              3,119,014        2,761,148
Lite-On Technology Corp.                              2,340,107        2,888,235
Taiwan Semiconductor
   Manufacturing Company, Ltd.                        1,088,067        1,962,614
                                                                  --------------
                                                                      10,325,932
UNITED KINGDOM - 17.35%
Amvescap PLC                                            353,139        3,833,324
BAE Systems PLC                                         449,728        3,326,776
Boots Group PLC                                         159,578        2,314,603
BP PLC                                                  583,431        6,354,981
British Sky Broadcasting Group PLC                      575,572        5,881,582
Centrica PLC                                            581,380        3,538,989
Compass Group PLC                                       674,830        3,387,942
GKN PLC                                                 502,130        2,699,467
GlaxoSmithKline PLC                                     282,690        7,523,360
Hutchison China Meditech, Ltd. *                             27               88
Old Mutual PLC                                        1,268,450        3,976,399
Pearson PLC                                             444,634        6,328,543
Royal Bank of Scotland Group PLC                         87,718        3,019,064
Unilever PLC                                            194,843        4,802,556
Vodafone Group PLC *                                  1,567,580        3,586,579
William Morrison Supermarket PLC                         97,500          443,874
Yell Group PLC                                          501,800        5,592,606
                                                                  --------------
                                                                      66,610,733
UNITED STATES - 29.01%
American International Group, Inc.                       45,370        3,006,216
Avaya, Inc. *                                           121,200        1,386,528
Boston Scientific Corp. *                                91,750        1,356,982
Cadence Design Systems, Inc. *                          342,156        5,802,966
Chevron Corp.                                            67,610        4,385,185
Comcast Corp.-Special Class A * (a)                     260,640        9,594,158
Convergys Corp. *                                        54,750        1,130,587
D.R. Horton, Inc.                                        45,380        1,086,851
DIRECTV Group, Inc. *                                   489,920        9,641,626
EchoStar Communications Corp., Class A *                 86,400        2,828,736
El Paso Corp. (a)                                        58,640          799,850
Federal National Mortgage Association                    97,094        5,428,526
Gap, Inc.                                               114,350        2,166,933
General Electric Company                                 56,420        1,991,626
H & R Block, Inc.                                       104,414        2,269,960
Merck & Company, Inc.                                   129,450        5,423,955
Merrill Lynch & Company, Inc.                           106,083        8,297,812
Microsoft Corp.                                         304,630        8,325,538
News Corp.                                              502,840        9,880,806
Oracle Corp. *                                          128,480        2,279,235
Pactiv Corp. *                                           58,591        1,665,156
Pfizer, Inc.                                             26,152          741,671
Pitney Bowes, Inc.                                        4,560          202,327
R.R. Donnelley & Sons Company                           154,180        5,081,773
Reliant Energy, Inc. * (a)                              181,340        2,232,295

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
TECO Energy, Inc.                                       165,600   $    2,591,640
Tellabs, Inc. *                                         199,460        2,186,082
Tenet Healthcare Corp. * (a)                            648,944        5,282,404
TorchmarK Corp.                                          68,900        4,348,279
                                                                  --------------
                                                                     111,415,703
                                                                  --------------
TOTAL COMMON STOCKS (Cost $308,452,941)                           $  376,525,161
                                                                  --------------
SHORT TERM INVESTMENTS - 19.48%
Dresdner Bank AG Euro Dollar Time Deposit
   5.34% due 10/02/2006                            $  5,770,000   $    5,770,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               69,043,155       69,043,155
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $74,813,155)                                             $   74,813,155
                                                                  --------------
REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $58,019 on 10/02/2006,
   collateralized by $60,000 Federal Home
   Loan Mortgage Corp., 6.08% due 07/26/2013
   (valued at $60,900, including interest)
   (c)                                           $       58,000   $       58,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $58,000)                        $       58,000
                                                                  --------------
TOTAL INVESTMENTS (GLOBAL TRUST)
   (COST $383,324,096) - 117.54%                                  $  451,396,316
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.54)%                     (67,361,378)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  384,034,938
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Insurance                                                 7.88%
Telecommunications Equipment & Services                   7.81%
Financial Services                                        6.34%
Pharmaceuticals                                           6.23%
Cable and Television                                      5.75%

GROWTH & INCOME TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.55%

AEROSPACE - 1.66%
Boeing Company                                          110,000   $    8,673,500
Raytheon Company                                        529,900       25,440,499
                                                                  --------------
                                                                      34,113,999
BANKING - 6.99%
Bank of America Corp.                                 1,148,800       61,541,216

GROWTH & INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
SunTrust Banks, Inc.                                    292,900   $   22,635,312
UnionBanCal Corp.                                       113,400        6,906,060
Wachovia Corp.                                          938,000       52,340,400
                                                                  --------------
                                                                     143,422,988
BIOTECHNOLOGY - 0.38%
Applera Corp.                                           236,600        7,833,826

BROADCASTING - 2.18%
CBS Corp., Class B                                      960,000       27,043,200
News Corp.                                              906,000       17,802,900
                                                                  --------------
                                                                      44,846,100
BUSINESS SERVICES - 1.57%
Accenture, Ltd., Class A                                591,000       18,740,610
Dun & Bradstreet Corp. *                                 92,100        6,906,579
Robert Half International, Inc. (a)                     192,100        6,525,637
                                                                  --------------
                                                                      32,172,826
CABLE AND TELEVISION - 1.84%
DIRECTV Group, Inc. *                                 1,032,000       20,309,760
Viacom, Inc. *                                          468,000       17,400,240
                                                                  --------------
                                                                      37,710,000
CELLULAR COMMUNICATIONS - 1.29%
Crown Castle International Corp. *                      396,000       13,955,040
Motorola, Inc.                                          498,700       12,467,500
                                                                  --------------
                                                                      26,422,540
CHEMICALS - 0.43%
Dow Chemical Company                                    225,200        8,778,296

COAL - 0.62%
CONSOL Energy, Inc.                                     402,000       12,755,460

COLLEGES & UNIVERSITIES - 0.28%
Career Education Corp. *                                252,000        5,670,000

COMPUTERS & BUSINESS EQUIPMENT - 6.07%
Brocade Communications Systems, Inc. * (a)            1,377,600        9,725,856
Hewlett-Packard Company                               1,510,000       55,401,900
International Business Machines Corp.                    97,100        7,956,374
Lexmark International, Inc. * (a)                       424,900       24,499,734
Tech Data Corp. * (a)                                   451,600       16,496,948
Xerox Corp. * (a)                                       680,500       10,588,580
                                                                  --------------
                                                                     124,669,392
CONSTRUCTION MATERIALS - 0.47%
Louisiana-Pacific Corp. (a)                             514,000        9,647,780

COSMETICS & TOILETRIES - 2.25%
Estee Lauder Companies, Inc., Class A                   462,600       18,656,658
Kimberly-Clark Corp.                                    420,600       27,490,416
                                                                  --------------
                                                                      46,147,074
CRUDE PETROLEUM & NATURAL GAS - 2.50%
EOG Resources, Inc.                                     183,600       11,943,180
Occidental Petroleum Corp.                              523,600       25,190,396
Sunoco, Inc.                                            227,100       14,123,349
                                                                  --------------
                                                                      51,256,925

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE - 0.30%
ImClone Systems, Inc. * (a)                             221,000   $    6,258,720

ELECTRICAL EQUIPMENT - 0.40%
Molex, Inc. (a)                                         210,000        8,183,700

ELECTRICAL UTILITIES - 1.42%
Allegheny Energy, Inc. *                                140,800        5,655,936
Constellation Energy Group, Inc.                        123,200        7,293,440
Edison International                                    388,000       16,156,320
                                                                  --------------
                                                                      29,105,696
ELECTRONICS - 1.21%
Agilent Technologies, Inc. *                            387,000       12,651,030
Thomas & Betts Corp. *                                  254,500       12,142,195
                                                                  --------------
                                                                      24,793,225
ENERGY - 1.68%
TXU Corp.                                               550,000       34,386,000

FINANCIAL SERVICES - 10.85%
Bear Stearns Companies, Inc.                            198,200       27,767,820
Citigroup, Inc.                                       1,586,000       78,776,620
Federal Home Loan Mortgage Corp.                        469,700       31,155,201
Federal National Mortgage Association                   176,600        9,873,706
Goldman Sachs Group, Inc.                               274,900       46,504,833
IndyMac Bancorp, Inc. (a)                                93,900        3,864,924
JPMorgan Chase & Company                                527,700       24,780,792
                                                                  --------------
                                                                     222,723,896
FOOD & BEVERAGES - 1.19%
Constellation Brands, Inc., Class A *                   656,600       18,896,948
Smithfield Foods, Inc. *                                205,000        5,539,100
                                                                  --------------
                                                                      24,436,048
HEALTHCARE PRODUCTS - 1.28%
Johnson & Johnson                                       405,000       26,300,700

HEALTHCARE SERVICES - 6.29%
Coventry Health Care, Inc. *                            296,200       15,260,224
Emdeon Corp. *                                          892,000       10,445,320
Humana, Inc. *                                          674,000       44,544,660
McKesson Corp.                                          815,000       42,966,800
Sierra Health Services, Inc. * (a)                      420,900       15,926,856
                                                                  --------------
                                                                     129,143,860
HOLDINGS COMPANIES/CONGLOMERATES - 2.64%
General Electric Company                              1,533,300       54,125,490

HOMEBUILDERS - 0.48%
Lennar Corp., Class A                                   219,200        9,918,800

HOTELS & RESTAURANTS - 0.81%
Darden Restaurants, Inc.                                390,900       16,601,523

HOUSEHOLD PRODUCTS - 0.36%
Jarden Corp. * (a)                                      223,800        7,378,686

INDUSTRIAL MACHINERY - 1.52%
AGCO Corp. * (a)                                        343,500        8,707,725
Cummins, Inc. (a)                                       143,300       17,085,659

GROWTH & INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
W.W. Grainger, Inc. (a)                                  80,000   $    5,361,600
                                                                  --------------
                                                                      31,154,984
INSURANCE - 5.26%
ACE, Ltd.                                                82,900        4,537,117
American International Group, Inc.                      426,500       28,259,890
Everest Re Group, Ltd.                                  145,500       14,190,615
Hartford Financial Services Group, Inc.                 485,100       42,082,425
Prudential Financial, Inc.                               60,200        4,590,250
SAFECO Corp.                                            244,000       14,378,920
                                                                  --------------
                                                                     108,039,217
INTERNATIONAL OIL - 1.03%
ChevronTexaco Corp.                                     327,400       21,235,164

LEISURE TIME - 0.91%
Royal Caribbean Cruises, Ltd. (a)                       483,000       18,745,230

MANUFACTURING - 1.53%
Illinois Tool Works, Inc.                               459,000       20,609,100
Tyco International, Ltd.                                387,000       10,832,130
                                                                  --------------
                                                                      31,441,230
MEDICAL-HOSPITALS - 0.64%
Manor Care, Inc.                                        170,600        8,918,968
Universal Health Services, Inc., Class B                 72,000        4,314,960
                                                                  --------------
                                                                      13,233,928
METAL & METAL PRODUCTS - 0.71%
Phelps Dodge Corp.                                       47,800        4,048,660
Southern Copper Corp. (a)                               114,000       10,545,000
                                                                  --------------
                                                                      14,593,660
MINING - 0.40%
Newmont Mining Corp. (a)                                191,700        8,195,175

OFFICE FURNISHINGS & SUPPLIES - 0.74%
Office Depot, Inc. *                                    381,000       15,125,700

PETROLEUM SERVICES - 6.38%
Exxon Mobil Corp.                                     1,508,000      101,186,800
Pride International, Inc. *                             180,200        4,941,084
Tesoro Petroleum Corp.                                  157,200        9,114,456
Valero Energy Corp.                                     303,600       15,626,292
                                                                  --------------
                                                                     130,868,632
PHARMACEUTICALS - 4.07%
AmerisourceBergen Corp.                                 922,000       41,674,400
Forest Laboratories, Inc. *                             134,800        6,822,228
Merck & Company, Inc.                                   384,700       16,118,930
Mylan Laboratories, Inc.                                552,700       11,125,851
Schering-Plough Corp.                                   349,500        7,720,455
                                                                  --------------
                                                                      83,461,864
RAILROADS & EQUIPMENT - 0.45%
GATX Corp. (a)                                          122,500        5,067,825
Norfolk Southern Corp.                                   96,000        4,228,800
                                                                  --------------
                                                                       9,296,625
RETAIL TRADE - 5.36%
American Eagle Outfitters, Inc.                         400,000       17,532,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Barnes & Noble, Inc.                                    294,800   $   11,184,712
Gap, Inc.                                             1,420,000       26,909,000
J.C. Penney Company, Inc.                               642,600       43,947,414
Kohl's Corp. *                                           95,000        6,167,400
NBTY, Inc. *                                            149,100        4,364,157
                                                                  --------------
                                                                     110,104,683
SEMICONDUCTORS - 2.74%
Intel Corp.                                             761,100       15,655,827
Micron Technology, Inc. *                             1,329,100       23,126,340
QLogic Corp. *                                          922,700       17,439,030
                                                                  --------------
                                                                      56,221,197
SOFTWARE - 1.50%
BEA Systems, Inc. *                                   2,026,600       30,804,320

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.49%
Polycom, Inc. * (a)                                     406,800        9,978,804

TELEPHONE - 3.17%
AT&T, Inc.                                              280,000        9,116,800
BellSouth Corp.                                         689,200       29,463,300
CenturyTel, Inc.                                        212,300        8,421,941
Qwest Communications International,
   Inc. * (a)                                         2,062,900       17,988,488
                                                                  --------------
                                                                      64,990,529
TOBACCO - 3.29%
Altria Group, Inc.                                      580,300       44,421,965
Loews Corp. - Carolina Group                            416,500       23,069,935
                                                                  --------------
                                                                      67,491,900
TRANSPORTATION - 0.44%
Overseas Shipholding Group, Inc. (a)                    147,100        9,086,367

TRUCKING & FREIGHT - 1.48%
J.B. Hunt Transport Services, Inc. (a)                  591,300       12,281,301
United Parcel Service, Inc., Class B                    252,000       18,128,880
                                                                  --------------
                                                                      30,410,181
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,795,193,295)                         $2,043,282,940
                                                                  --------------
SHORT TERM INVESTMENTS - 5.38%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  110,396,030   $  110,396,030
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $110,396,030)                                               $  110,396,030
                                                                  --------------
REPURCHASE AGREEMENTS - 0.43%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $8,955,947 on 10/02/2006,
   collateralized by $8,700,000
   Federal Home Loan Bank, 5.375%
   due 05/18/2016 (valued at
   $9,135,000, including interest) (c)           $    8,953,000   $    8,953,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,953,000)                                              $    8,953,000
                                                                  --------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
   (COST $1,914,542,325) - 105.36%                                $2,162,631,970
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (5.36)%                                                          (110,068,149)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,052,563,821
                                                                  ==============

HEALTH SCIENCES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
OPTIONS - 0.00%

PHARMACEUTICALS - 0.00%
St. Jude Med, Inc.                                        5,800   $          580
                                                                  --------------
TOTAL OPTIONS (Cost $ 783)                                        $          580
                                                                  --------------
COMMON STOCKS - 100.07%

AGRICULTURE - 0.70%
Monsanto Company                                         35,700        1,678,257

BIOTECHNOLOGY - 19.49%
Advanced Life Sciences Holdings, Inc. *                  37,800          112,644
Affymetrix, Inc. *                                        5,500          118,580
Amgen, Inc. *                                            98,200        7,024,246
Applera Corp. - Celera Genomics Group *                  59,800          832,416
Basilea Pharmaceutica AG *                                4,191          663,589
Biogen Idec, Inc. *                                      37,600        1,679,968
Biosphere Medical, Inc. *                               100,100          660,660
Biovitrum AB *                                           18,100          284,622
Cephalon, Inc. *                                        148,900        9,194,575
Combinatorx, Inc. * (e)                                  23,700          147,651
Combinatorx, Inc. *                                      21,000          130,830
deCODE genetics, Inc. *                                 138,800          763,400
Exelixis, Inc. *                                        100,700          877,097
Genentech, Inc. *                                        98,400        8,137,680
Genmab AS *                                              37,300        1,554,696
Genzyme Corp. *                                           6,900          465,543
GlaxoSmithkline Pharmaceuticals, Ltd.                    26,700          717,530
Human Genome Sciences, Inc. *                            59,900          691,246
ICOS Corp. *                                             25,300          634,018
Integra LifeSciences Holdings Corp. *                     3,900          146,172
Invitrogen Corp. *                                       14,600          925,786
Martek Biosciences Corp. *                               37,500          806,625
MedImmune, Inc. *                                        63,100        1,843,151
MGI Pharma, Inc. *                                      120,700        2,077,247
Momenta Pharmaceuticals, Inc. *                          29,200          394,784
Myogen, Inc. *                                           83,200        2,918,656
Myriad Genetics, Inc. *                                  12,300          303,195
Nektar Therapeutics *                                    36,700          528,847
Neurocrine Biosciences, Inc. *                           55,000          591,250
Panacos Pharmaceuticals, Inc. *                          33,900          168,144
Tercica, Inc. *                                          79,700          424,801
Trimeris, Inc. *                                        109,700          965,360
                                                                  --------------
                                                                      46,785,009
DRUGS & HEALTH CARE - 5.75%
Acadia Pharmaceuticals, Inc. *                           42,900          370,656
Biomarin Pharmaceutical, Inc. *                          21,400          304,522
Cell Genesys, Inc. *                                     48,700          222,559
Chugai Pharmaceutical Company, Ltd.                      57,700        1,242,017
Conor Medsystems, Inc. *                                  4,100           96,637

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
CV Therapeutics, Inc. *                                  39,100   $      435,574
Healthextras, Inc. *                                     47,300        1,339,063
Illumina, Inc. *                                         22,800          753,312
ImClone Systems, Inc. *                                  18,300          518,256
Immucor, Inc. *                                          64,425        1,443,764
OraSure Technologies, Inc. *                             15,400          123,816
Phonak Holding AG                                        20,200        1,277,745
Qiagen NV *                                              81,000        1,283,040
Wyeth                                                    80,518        4,093,535
Xenoport, Inc. *                                         14,900          303,513
                                                                  --------------
                                                                      13,808,009
ELECTRONICS - 0.13%
Thermo Electron Corp. *                                   7,600          298,908

HEALTHCARE PRODUCTS - 15.19%
Advanced Medical Optics, Inc. *                           1,200           47,460
Alcon, Inc.                                              20,200        2,312,900
Aspect Medical Systems, Inc. *                            8,000          136,560
Baxter International, Inc.                               49,300        2,241,178
Beckman Coulter, Inc.                                    10,800          621,648
Boston Scientific Corp. *                                80,200        1,186,158
C.R. Bard, Inc.                                          18,500        1,387,500
Cerus Corp. *                                            62,500          346,875
Dade Behring Holdings, Inc.                              42,764        1,717,402
Edwards Lifesciences Corp. *                             26,600        1,239,294
Fresenius Medical Care AG                                 8,100        1,052,681
Gen-Probe, Inc. *                                        35,300        1,655,217
Henry Schein, Inc. *                                     19,000          952,660
Home Diagnostics, Inc. *                                 14,200          185,878
Johnson & Johnson                                        27,600        1,792,344
LCA-Vision, Inc.                                         30,900        1,276,479
Mannkind Corp. *                                         26,100          495,900
Medtronic, Inc.                                          22,200        1,030,968
Nobel Biocare Holding AG, Series BR                       9,614        2,366,020
Patterson Companies, Inc. *                              14,400          483,984
ResMed, Inc. *                                           61,300        2,467,325
Respironics, Inc. *                                      14,400          555,984
St. Jude Medical, Inc. *                                 72,700        2,565,583
Stereotaxis, Inc. *                                      37,200          385,020
Stryker Corp.                                            26,200        1,299,258
The Cooper Companies, Inc.                                1,500           80,250
The Medicines Company *                                 195,900        4,419,504
Zimmer Holdings, Inc. *                                  32,100        2,166,750
                                                                  --------------
                                                                      36,468,780
HEALTHCARE SERVICES - 13.82%
Amerigroup Corp. *                                       40,000        1,182,000
Cardinal Health, Inc.                                    26,200        1,722,388
Caremark Rx, Inc.                                        58,112        3,293,207
Covance, Inc. *                                             900           59,742
Coventry Health Care, Inc. *                             26,050        1,342,096
DaVita, Inc. *                                           58,600        3,391,182
Health Net, Inc. *                                       18,700          813,824

HEALTH SCIENCES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Healthways, Inc. *                                       12,300   $      548,580
Humana, Inc. *                                           41,300        2,729,517
Lincare Holdings, Inc. *                                  3,500          121,240
Medco Health Solutions, Inc. *                           29,200        1,755,212
National Medical Health Card Systems, Inc. *             30,300          471,165
Omnicare, Inc.                                           58,300        2,512,147
Symbion, Inc. *                                          31,300          574,668
United Surgical Partners International,
   Inc. *                                                25,100          623,233
UnitedHealth Group, Inc.                                135,400        6,661,680
WebMD Health Corp. *                                      2,000           68,680
Wellpoint, Inc. *                                        68,800        5,301,040
                                                                  --------------
                                                                      33,171,601
HOUSEHOLD PRODUCTS - 0.06%
Cryolife, Inc. *                                         23,000          148,350

INSURANCE - 3.87%
Aetna, Inc.                                              87,700        3,468,535
Assurant, Inc.                                           29,600        1,580,936
CIGNA Corp.                                              36,400        4,234,048
                                                                  --------------
                                                                       9,283,519
LIFE SCIENCES - 0.90%
Incyte Corp. *                                          203,000          858,690
Symyx Technologies, Inc. *                               61,700        1,307,423
                                                                  --------------
                                                                       2,166,113
MEDICAL-HOSPITALS - 3.72%
Centene Corp. *                                          84,400        1,387,536
Community Health Systems, Inc. *                         36,800        1,374,480
Grifols S.A. *                                          101,300        1,026,830
Lifepoint Hospitals, Inc. *                              43,500        1,536,420
Manor Care, Inc.                                         25,200        1,317,456
Northstar Neuroscience Inc. *                             5,100           67,320
Sunrise Senior Living, Inc. *                            25,700          767,659
Triad Hospitals, Inc. *                                  33,200        1,461,796
                                                                  --------------
                                                                       8,939,497
PHARMACEUTICALS - 35.72%
Abbott Laboratories                                       7,300          354,488
Adolor Corp. *                                           34,700          481,289
Alexion Pharmaceuticals, Inc. *                          65,200        2,215,496
Alexza Pharmaceuticals, Inc. *                           37,400          304,062
Alkermes, Inc. *                                        162,300        2,572,455
Allergan, Inc.                                           10,400        1,171,144
Altus Pharmaceuticals, Inc. *                            22,900          365,713
Amylin Pharmaceuticals, Inc. *                           72,600        3,199,482
Array BioPharma, Inc. *                                  29,100          247,932
Astellas Pharmaceuticals, Inc.                           62,579        2,519,070
Atherogenics, Inc. *                                     14,200          187,014
Barr Pharmaceuticals, Inc. *                             29,300        1,521,842
Biocryst Pharmaceuticals, Inc. *                         87,200        1,087,384
Bristol-Myers Squibb Company                             14,500          361,340
Celgene Corp. *                                          49,800        2,156,340
Cubist Pharmaceuticals, Inc. *                          110,500        2,402,270

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Elan Corp. PLC, ADR *                                   254,500   $    3,914,210
Eli Lilly & Company                                      42,627        2,429,739
Encysive Pharmaceuticals, Inc. *                         10,800           46,440
EPIX Pharmaceuticals, Inc. *                             41,800          173,052
Favrille, Inc., Private Placement * (e)                  58,319          228,319
Favrille, Inc. *                                         37,100          161,385
Forest Laboratories, Inc. *                              22,300        1,128,603
Fresenius AG                                              7,534        1,319,484
Gilead Sciences, Inc. *                                 164,698       11,314,753
GlaxoSmithKline PLC                                      25,500          678,643
Idenix Pharmaceuticals, Inc. *                           59,700          579,090
Infinity Pharmaceuticals, Inc. *                         37,375          504,562
Insite Vision, Inc. *                                   151,200          238,896
Ipsen *                                                   6,200          243,048
Labopharm, Inc. *                                         7,400           41,958
Medicis Pharmaceutical Corp., Class A                     7,700          249,095
Merck & Company, Inc.                                     7,300          305,870
Novartis AG, ADR                                         49,000        2,863,560
Novo Nordisk AS                                           8,800          654,236
NPS Pharmaceuticals, Inc. *                               7,700           29,337
Onyx Pharmaceuticals, Inc. *                             51,038          882,447
OSI Pharmaceuticals, Inc. *                             121,368        4,554,941
PDL BioPharma, Inc. *                                    95,100        1,825,920
Pfizer, Inc.                                             85,680        2,429,885
Pharmaceutical HOLDRs Trust *                             3,700          288,600
Pharmion Corp. *                                         16,800          362,040
Poniard Pharmaceuticals, Inc. *                          85,545          299,409
Regeneron Pharmaceuticals, Inc. *                        11,100          174,159
Roche Holdings AG                                        30,701        5,307,922
Sanofi-Aventis                                           19,200        1,709,938
Schering-Plough Corp.                                    65,900        1,455,731
Schwarz Pharma AG                                        19,760        2,297,531
Sepracor, Inc. *                                        106,900        5,178,236
Shire Pharmaceuticals Group PLC, ADR                     23,500        1,160,665
Takeda Pharmaceutical Company, Ltd.                       8,100          505,907
Teva Pharmaceutical Industries, Ltd., SADR               29,715        1,012,984
Theravance, Inc. *                                       73,200        1,979,328
Towa Pharmaceutical Company, Ltd.                        15,800          401,695
United Therapeutics Corp. *                                 700           36,778
Valeant Pharmaceuticals International                   116,700        2,308,326
Vertex Pharmaceuticals, Inc. *                           88,504        2,978,160
ViroPharma, Inc. *                                       29,800          362,666
                                                                  --------------
                                                                      85,764,869
REAL ESTATE - 0.20%
Ventas, Inc., REIT                                       12,700          489,458

RETAIL TRADE - 0.40%
Walgreen Company                                         21,800          967,702

SOFTWARE - 0.12%
Allscripts Healthcare Solution, Inc. *                    7,200          161,640

HEALTH SCIENCES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Quality Systems, Inc. *                                   3,500   $      135,765
                                                                  --------------
                                                                         297,405
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 218,121,081)                          $  240,267,477
                                                                  --------------
WARRANTS - 0.04%

BIOTECHNOLOGY - 0.03%
Myogen, Inc.
   (Expiration date 09/29/2009; strike
   price $7.80) (e)                                       2,960           80,749

HEALTHCARE PRODUCTS - 0.01%
Mannkind Corp.
   (Expiration date 08/05/2010; strike
   price $12.228) (e)                                    21,000           28,442
                                                                  --------------
TOTAL WARRANTS (Cost $895)                                        $      109,191
                                                                  --------------
SHORT TERM INVESTMENTS - 0.21%
T. Rowe Price Reserve Investment Fund (c)        $      498,753   $      498,753
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $ 498,753)                                               $      498,753
                                                                  --------------
REPURCHASE AGREEMENTS - 0.48%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $1,149,378 on 10/02/2006,
   collateralized by $ 1,200,000
   Federal National Mortgage
   Association, 6.00% due
   07/25/2025 (valued at $1,176,000,
   including interest) (c)                       $    1,149,000   $    1,149,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,149,000)                                              $    1,149,000
                                                                  --------------
TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
   (COST $219,770,512) - 100.80%                                  $  242,025,001
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.80)%                                                            (1,916,373)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  240,108,628
                                                                  ==============

HIGH INCOME TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 16.57%

AIR TRAVEL - 0.74%
AMR Corp. * (a)                                          99,400   $    2,300,116

BROADCASTING - 2.40%
Canadian Satellite Radio Holdings, Inc. *               389,755        2,446,454
XM Satellite Radio Holdings, Inc., Class A *
   (a)                                                  387,850        4,999,386
                                                                  --------------
                                                                       7,445,840
CABLE AND TELEVISION - 3.17%
Charter Communications, Inc., Class A * (a)             414,100          629,432

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Comcast Corp.-Special Class A * (a)                     249,350   $    9,178,574
                                                                  --------------
                                                                       9,808,006

CELLULAR COMMUNICATIONS - 0.23%
Dobson Communications Corp., Class A * (a)              100,350          704,457

COAL - 2.65%
Great Lakes Carbon Income Fund                          935,767        8,223,204

LEISURE TIME - 1.56%

Isle of Capri Casinos, Inc. * (a)                       229,750        4,838,535

MINING - 1.72%
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                              100,000        5,326,000

SANITARY SERVICES - 1.14%
Allied Waste Industries, Inc. *                         312,950        3,526,946

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.15%
Chunghwa Telecom Company, Ltd., ADR                     205,143        3,551,031

TELEPHONE - 1.81%
Sprint Nextel Corp.                                     326,900        5,606,335
                                                                  --------------
TOTAL COMMON STOCKS (Cost $53,869,869)                            $   51,330,470
                                                                  --------------
PREFERRED STOCKS - 0.60%

AUTO PARTS - 0.43%
Delphi Trust I * (a)                                     84,000        1,344,000

CONTAINERS & GLASS - 0.17%
Pliant Corp., Series AA * (a)                             1,287          514,800
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,500,764)                          $    1,858,800
                                                                  --------------
CORPORATE BONDS - 75.10%

ADVERTISING - 1.58%
Vertis, Inc.
   9.75% due 04/01/2009                          $    3,365,000        3,394,444
   10.875% due 06/15/2009 (a)                         1,500,000        1,507,500
                                                                  --------------
                                                                       4,901,944

AEROSPACE - 0.59%
Argo-Tech Corp.
   9.25% due 06/01/2011                               1,745,000        1,814,800

AIR TRAVEL - 11.47%
American Airlines Inc, Series 91B2
   10.32% due 07/30/2014                              1,020,000          969,000
American Airlines Inc., Series 90-K
   9.93% due 06/15/2010                                 512,000          495,360
AMR Corp.
   4.25% due 09/23/2023                               4,500,000        6,643,125
   9.00% due 08/01/2012 (a)                             840,000          844,200
AMR Corp., Series MTNB
   10.40% due 03/10/2011                              4,500,000        4,297,500
Delta Airlines
   12.7725% due 03/16/2008 (f)                        1,500,000        1,548,750
Northwest Airlines Corp.
   6.625% due 05/15/2023 @                           12,850,000        6,810,500

HIGH INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AIR TRAVEL (CONTINUED)
Northwest Airlines Corp. (continued)
   7.625% due 11/15/2023 @ (a)                   $    5,815,000   $    3,052,875
   10.00% due 02/01/2009 @ (a)                        3,800,000        2,042,500
Northwest Airlines Inc.
   7.626% due 04/01/2010 @                            1,911,701        1,787,440
United AirLines Inc., Series 00-2
   7.762% due 10/01/2049 @                            8,339,361        7,046,760
                                                                  --------------
                                                                      35,538,010
BROADCASTING - 4.12%
Canadian Satellite Radio Holdings, Inc., ADR
   12.75% due 02/15/2014                              3,500,000        3,456,250
XM Satellite Radio Holdings, Inc.
   1.75% due 12/01/2009 (a)                           3,000,000        2,407,500
XM Satellite Radio, Inc.
   9.75% due 05/01/2014                               2,665,000        2,545,075
   9.9888% due 05/01/2013 (b)                         4,575,000        4,346,250
                                                                  --------------
                                                                      12,755,075

BUILDING MATERIALS & CONSTRUCTION - 0.69%
Brand Services, Inc.
   12.00% due 10/15/2012                              1,892,000        2,124,300

BUSINESS SERVICES - 0.50%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                             1,356,000        1,356,000
Buhrmann US, Inc.
   7.875% due 03/01/2015                                134,000          128,975
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                  54,000           57,645
                                                                  --------------
                                                                       1,542,620

CABLE AND TELEVISION - 6.59%
Adelphia Communications Corp., Series B
   7.75% due 01/15/2009 @                             3,000,000        1,852,500
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                              2,621,000        2,562,027
Century Communications
   8.375% due 12/15/2007 @ (a)                        1,000,000        1,090,000
Charter Communications Holdings I LLC
   11.75 due 05/15/2014                               4,431,000        3,157,087
Charter Communications Holdings II
   LLC/Charter Communications Holdings II
   Capital Corp.
   10.25% due 09/15/2010                              1,345,825        1,372,742
Charter Communications Inc.
   5.875% due 11/16/2009 (a)                            459,000          413,674
Charter Communications Operating LLC
   8.00% due 04/30/2012                               5,600,000        5,642,000
DirecTV Holdings LLC
   8.375% due 03/15/2013                                954,000          988,583
Insight Communications, Inc.
   12.25 due 02/15/2011                                 385,000          408,100
Shaw Communications, Inc.
   8.25% due 04/11/2010                                 172,000          181,460
Young Broadcasting, Inc.
   8.75% due 01/15/2014                                 183,000          155,550

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Young Broadcasting, Inc. (continued)
   10.00% due 03/01/2011 (a)                     $    2,786,000   $    2,601,427
                                                                  --------------
                                                                      20,425,150
CELLULAR COMMUNICATIONS - 6.02%
American Cellular Corp.
   10.00% due 08/01/2011                              3,500,000        3,666,250
Centennial Communications Corp.
   10.00% due 01/01/2013 (a)                            420,000          425,250
   10.75% due 12/15/2008                                501,000          507,263
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                              2,016,000        2,094,120
   8.875% due 10/01/2013 (a)                          4,750,000        4,708,437
Rural Cellular Corp.
   9.75% due 01/15/2010 (a)                           7,193,000        7,237,956
                                                                  --------------
                                                                      18,639,276
CHEMICALS - 1.09%
Ethyl Corp.
   8.875% due 05/01/2010                              2,383,000        2,478,320
FMC Corp.
   7.75% due 07/01/2011                                 312,000          334,865
Huntsman LLC
   11.625% due 10/15/2010                                59,000           65,195
Johnson Diversey, Inc., Series B
   9.625% due 05/15/2012 (a)                            139,000          139,695
Lubrizol Corp.
   5.50% due 10/01/2014                                  59,000           57,549
Rhodia SA
   10.25% due 06/01/2010                                227,000          254,240
Union Carbide Chemicals & Plastics
   7.875% due 04/01/2023                                 40,000           42,319
                                                                  --------------
                                                                       3,372,183
CONTAINERS & GLASS - 2.92%
BWAY Corp.
   10.00% due 10/15/2010                                700,000          735,000
Graphic Packaging International Corp.
   9.50% due 08/15/2013 (a)                           2,750,000        2,811,875
Pliant Corp.
   11.625% due 06/15/2009 @                             627,468          699,627
   13.00% due 07/15/2010 @ (a)                          168,000          100,800
Stone Container Corp.
   9.75% due 02/01/2011                               2,998,000        3,087,940
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010 (a)                          1,881,000        1,598,850
                                                                  --------------
                                                                       9,034,092
COSMETICS & TOILETRIES - 0.37%
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                              1,060,000        1,136,850

ELECTRICAL UTILITIES - 1.12%
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                              3,055,000        3,459,788

ELECTRONICS - 0.39%
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)                          1,884,000        1,191,630

HIGH INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRONICS (CONTINUED)
Thomas & Betts Corp.
   6.39% due 02/10/2009                          $       11,000   $       11,228
                                                                  --------------
                                                                       1,202,858
ENERGY - 0.45%
Exide Technologies
   10.50% due 03/15/2013 (a)                          1,600,000        1,400,000

FINANCIAL SERVICES - 3.73%
JSG Funding PLC
   9.625% due 10/01/2012                                835,000          880,925
Metallurg Holdings, Inc.
   10.50% due 10/01/2010                              3,500,000        3,465,000
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013                       1,100,000          918,500
Nexstar Finance, Inc.
   7.00% due 01/15/2014 (a)                           1,026,000          933,660
Ucar Finance, Inc.
   10.25% due 02/15/2012                              5,098,000        5,352,900
                                                                  --------------
                                                                      11,550,985
FOOD & BEVERAGES - 2.69%
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
      11/01/2008 due 11/01/2011                       4,380,000        3,810,600
Constellation Brands, Inc., Series B
   8.125% due 01/15/2012                                260,000          268,775
Del Monte Corp.
   8.625% due 12/15/2012                                367,000          384,891
Dole Food Company, Inc.
   7.25% due 06/15/2010                               1,111,000        1,030,453
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                               2,841,000        2,844,551
                                                                  --------------
                                                                       8,339,270
GAS & PIPELINE UTILITIES - 0.86%
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                              2,621,000        2,666,868

HEALTHCARE SERVICES - 1.27%
Ameripath, Inc.
   10.50% due 04/01/2013                              2,474,000        2,622,440
Psychiatric Solutions, Inc.
   10.625% due 06/15/2013                             1,210,000        1,315,875
                                                                  --------------
                                                                       3,938,315
HOLDINGS COMPANIES/CONGLOMERATES - 2.55%
UAL Corp.
   5.00% due 02/01/2021 (a)                           8,260,000        7,903,994

HOMEBUILDERS - 0.10%
D.R. Horton, Inc.
   9.75% due 09/15/2010                                  18,000           19,777
Meritage Homes Corp.
   7.00% due 05/01/2014                                 114,000          102,173
Standard Pacific Corp.
   6.50% due 10/01/2008 (a)                             191,000          189,090
                                                                  --------------
                                                                         311,040

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS - 2.10%
Buffets, Inc.
   11.25% due 07/15/2010                         $    2,108,000   $    2,229,210
CCM Merger, Inc.
   8.00% due 08/01/2013                               2,658,000        2,551,680
Turning Stone Resort Casino Enterprise
   9.125% due 09/15/2014                                720,000          727,200
Vicorp Restaurants, Inc.
   10.50% due 04/15/2011                              1,063,000        1,007,192
                                                                  --------------
                                                                       6,515,282

INDUSTRIALS - 0.19%
Doe Run Resources Corp., Series AI
   11.75% due 11/01/2008                                611,934          581,337

LEISURE TIME - 7.12%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                                  66,000           62,040
   9.50% due 02/01/2011                               3,500,000        3,495,625
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                103,000          106,347
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                              1,943,000        2,015,862
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                               1,210,000        1,241,763
   8.06% due 11/15/2012                               1,466,000        1,509,980
Jacobs Entertainment, Inc.
   9.75% due 06/15/2014                               1,800,000        1,782,000
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                              2,150,000        2,144,625
Majestic Star Casino LLC
   9.75% due 01/15/2011                               2,750,000        2,677,812
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                 750,000          753,750
Scientific Games Corp.
   6.25% due 12/15/2012                                  73,000           70,263
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015 (a)                           6,500,000        6,215,625
                                                                  --------------
                                                                      22,075,692

MANUFACTURING - 0.35%
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                              1,210,000        1,101,100

MEDICAL-HOSPITALS - 2.25%
Alliance Imaging, Inc.
   7.25% due 12/15/2012 (a)                           2,000,000        1,870,000
HealthSouth Corp.
   11.4181% due 06/15/2014 (b)                        5,000,000        5,112,500
                                                                  --------------
                                                                       6,982,500

METAL & METAL PRODUCTS - 0.81%
FastenTech, Inc.
   11.50% due 05/01/2011                                 99,000          101,970
Mueller Group, Inc.
   10.00% due 05/01/2012                                905,000          983,056
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
   04/15/2009 due 04/15/2014                          1,613,000        1,419,440
                                                                  --------------
                                                                       2,504,466

HIGH INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

MINING - 1.75%
Freeport-McMoran Copper & Gold, Inc.
   10.125% due 02/01/2010                        $    5,105,000   $    5,411,300

PAPER - 3.86%
Abitibi-Consolidated, Inc.
   7.50% due 04/01/2028                                 509,000          402,110
   7.75% due 06/15/2011 (a)                           1,485,000        1,358,775
Boise Cascade LLC
   7.125% due 10/15/2014                              4,212,000        3,927,690
Bowater Canada Finance Corp.
   7.95% due 11/15/2011 (a)                             257,000          245,435
Bowater, Inc.
   9.50% due 10/15/2012                                 770,000          781,550
Newark Group, Inc.
   9.75% due 03/15/2014                               1,643,000        1,593,710
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                              2,071,000        1,905,320
Pope & Talbot, Inc.
   8.375% due 06/01/2013                              2,100,000        1,743,000
                                                                  --------------
                                                                      11,957,590

PETROLEUM SERVICES - 0.73%
Hanover Equipment Trust
   8.75% due 09/01/2011                               1,961,000        2,039,440
Premcor Refining Group, Inc.
   9.50% due 02/01/2013                                 216,000          235,366
                                                                  --------------
                                                                       2,274,806

PUBLISHING - 0.84%
Block Communications, Inc.
   8.25% due 12/15/2015                               2,658,000        2,591,550

RETAIL - 0.50%
Eye Care Centers of America
   10.75% due 02/15/2015                              1,448,000        1,556,600

RETAIL GROCERY - 0.44%
CA FM Lease Trust
   8.50% due 07/15/2017                               1,250,825        1,352,005

RETAIL TRADE - 0.87%
Jo-Ann Stores, Inc.
   7.50% due 03/01/2012                               2,629,000        2,287,230
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                385,000          406,175
                                                                  --------------
                                                                       2,693,405

SANITARY SERVICES - 1.48%
Allied Waste North America, Inc.
   4.25% due 04/15/2034                               5,000,000        4,600,000

STEEL - 0.05%
United States Steel LLC
   10.75% due 08/01/2008                                153,000          165,431

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.24%
Mobile Satellite Ventures LP
   zero coupon, Step up to 14% on
   04/01/2010 due 04/01/2013                          1,210,000          759,275

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TOBACCO - 1.05%

Alliance One International, Inc.
   11.00% due 05/15/2012 (a)                     $    1,275,000   $    1,300,500
North Atlantic Trading Company
   9.25% due 03/01/2012                               2,265,000        1,959,225
                                                                  --------------
                                                                       3,259,725

TRAVEL SERVICES - 1.37%
TDS Investor Corp.
   9.875% due 09/01/2014                              4,415,000        4,260,475
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $233,004,377)                         $  232,699,957
                                                                  --------------
ASSET BACKED SECURITIES - 0.51%
DB Master Finance LLC, Series 2006-1,
   Class-M1
   8.285% due 06/20/2031                              1,545,000        1,578,822
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $1,560,362)                                              $    1,578,822
                                                                  --------------
OPTIONS - 0.06%

PUT OPTIONS - 0.06%
Tesoro Corp.
   Expiration 01/20/2007 at $50.00 *                    101,500          187,775
                                                                  --------------
TOTAL OPTIONS (Cost $194,369)                                     $      187,775
                                                                  --------------
SHORT TERM INVESTMENTS - 28.87%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/02/2006                    $   18,100,000   $   18,097,788
State Street Navigator Securities Lending
   Prime Portfolio (c)                               71,368,104       71,368,104
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $89,465,892)                                             $   89,465,892
                                                                  --------------
REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at 3.95%
   to be repurchased at $26,009 on
   10/2/2006, collateralized by $30,000
   Federal Home Loan Mortgage Corp.,
   6.08% due 07/26/2013 (valued
   at $30,450, including interest) (c)           $       26,000   $       26,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $26,000)                                                 $       26,000
                                                                  --------------
TOTAL INVESTMENTS (HIGH INCOME TRUST)
   (COST $379,621,633) - 121.72%                                  $  377,147,716
LIABILITIES IN EXCESS OF OTHER ASSETS -                              (67,307,939)
   (21.72)%
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  309,839,777
                                                                  ==============

HIGH YIELD TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 0.03%

ELECTRICAL UTILITIES - 0.00%
PNM Resources, Inc.                                         210   $        5,790

HOUSEHOLD PRODUCTS - 0.01%
Home Interiors *                                      8,156,737           81,567

INTERNET CONTENT - 0.02%
Globix Corp. * (a)                                       68,906          320,413

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Viatel Holding, Ltd. *                                   11,667              467
XO Holdings, Inc. *                                       5,320           25,961
                                                                  --------------
                                                                          26,428
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 8,462,961)                            $      434,198
                                                                  --------------
PREFERRED STOCKS - 0.12%

CRUDE PETROLEUM & NATURAL GAS - 0.12%
Chesapeake Energy Corp. * (a)                             7,754        1,956,257

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA * (e)                      170,850            1,708
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,948,767)                          $    1,957,965
                                                                  --------------
WARRANTS - 0.01%

BROADCASTING - 0.00%
XM Satellite Radio, Inc.
   (Expiration date
   03/15/2010; strike
   price $45.24) *                                        1,295            7,770

GOVERNMENT OF MEXICO - 0.01%
United Mexican States
   (Expiration Date
   10/10/2006; strike
   price $25.00) *                                       24,500           66,150
   (Expiration date
   11/09/2006; strike
   price $22.50) *                                       31,000           86,800
                                                                  --------------
                                                                         152,950

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA
   (Expiration date
   04/01/2007; strike
   price $0.01) * (e)                                     1,675              419
McLeodUSA, Inc.
   (Expiration date
   04/16/2007; strike
   price $1.354) *                                       36,926                4
XO Holdings, Inc., Series A
   (Expiration date
   01/16/2010; strike
   price $6.25) *                                        12,285           11,056
XO Holdings, Inc., Series B
   (Expiration date
   01/16/2010; strike
   price $7.50) *                                         9,212            5,527
XO Holdings, Inc., Series C
   (Expiration date
   01/15/2010; strike
   price $10.00) *                                        9,212            3,501
                                                                  --------------
                                                                          20,507
                                                                  --------------
TOTAL WARRANTS (Cost $180,126)                                    $      181,227
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS - 9.57%

ARGENTINA - 0.50%
Republic of Argentina
   2.00% due 01/03/2010 (b)                    ARS    2,426,000   $    1,247,813
   5.59% due 08/03/2012 (b)                      $    1,521,300        1,064,149
   7.00% due 03/18/2049                        EUR2,185,000,000          453,111
   7.625 due 08/11/2007                           4,400,000,000          857,852
   8.00% due 02/26/2008                                 450,000          178,404
   8.00% due 10/30/2009                           1,425,000,000          283,829
   8.50% due 02/23/2049                               2,003,000          404,066
   9.00% due 05/26/2009                                 300,000          119,241
   9.00% due 11/19/2008                                 222,000           43,056
   9.00% due 06/20/2049                                 925,000          359,678
   9.25% due 10/21/2049                               1,075,000          409,140
   9.25% due 07/20/2049                                 600,000          231,706
   9.75% due 11/26/2049                               1,975,000          749,170
   10.00% due 02/22/2007                                825,000          329,052
   10.00% due 09/07/2007 @                            1,000,000          378,642
   10.00% due 01/03/2007 @                        1,075,000,000          232,296
   10.50% due 11/14/2049                              3,500,000          675,408
   11.75% due 05/20/2011 (a)                            275,000           56,061
                                                                  --------------
                                                                       8,072,674
BRAZIL - 1.81%
Federative Republic of Brazil
   7.125% due 01/20/2037 (a)                     $    2,295,000        2,343,195
   8.00% due 01/15/2018                                 458,000          503,113
   8.25% due 01/20/2034 (a)                           9,725,000       11,183,750
   8.75% due 02/04/2025                               2,295,000        2,733,345
   8.875% due 10/14/2019 (a)                          6,175,000        7,323,550
   10.50% due 07/14/2014 (a)                          1,150,000        1,444,975
   11.00% due 08/17/2040 (a)                          2,698,000        3,514,145
                                                                  --------------
                                                                      29,046,073
COLOMBIA - 0.56%
Republic of Colombia
   7.375% due 09/18/2037 (a)                          3,390,000        3,432,375
   8.125% due 05/21/2024 (a)                          2,190,000        2,409,000
   10.375% due 01/28/2033                               658,000          894,880
   10.75% due 01/15/2013                                415,000          506,715
   11.75% due 02/25/2020                              1,307,000        1,837,642
                                                                  --------------
                                                                       9,080,612
ECUADOR - 0.27%
Republic of Ecuador, Series REGS
   4.00% coupon, Step up to 10.00% on
      08/15/2007 due 08/15/2030 (a)(b)                4,255,000        3,914,600
   9.375% due 12/15/2015                                500,000          483,750
                                                                  --------------
                                                                       4,398,350
EL SALVADOR - 0.11%
Republic of El Salvador
   7.75% due 01/24/2023                               1,095,000        1,220,925
   8.25% due 04/10/2032 (a)                             450,000          515,700
                                                                  --------------
                                                                       1,736,625
MEXICO - 1.66%
Government of Mexico
   5.625% due 01/15/2017 (a)                          9,900,000        9,781,200

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

MEXICO (CONTINUED)
Government of Mexico (continued)
   6.375% due 01/16/2013                         $    4,223,000   $   4,440,484
   6.625% due 03/03/2015 (a)                          1,142,000       1,213,375
   8.125% due 12/30/2019 (a)                          3,725,000       4,470,000
   8.30% due 08/15/2031                               1,175,000       1,465,225
   8.375% due 01/14/2011                                273,000         304,668
   10.375% due 02/17/2009 (a)                         2,325,000       2,592,375
   11.375% due 09/15/2016                             1,675,000       2,403,625
                                                                  --------------
                                                                      26,670,952
PANAMA - 0.20%
Republic of Panama
   9.375% due 04/01/2029 (a)                          2,450,000        3,160,500

PERU - 0.51%
Republic of Peru
   4.00% coupon, Step up to 6 month LIBOR
      +81.25Bp on 03/07/2007 due 03/07/2017
      (b)                                             1,853,640        1,825,835
   4.00% coupon, Step up to 6 month LIBOR
      +81.25Bp on 03/07/2007 due 03/07/2017
      (b)                                               676,400          667,100
   7.35% due 07/21/2025 (a)                             194,000          206,804
   8.375% due 05/03/2016 (a)                            325,000          374,562
   8.75% due 11/21/2033 (a)                           2,955,000        3,619,875
   9.875% due 02/06/2015 (a)                          1,200,000        1,485,000
                                                                  --------------
                                                                       8,179,176
PHILIPPINES - 0.20%
Republic of Philippines
   7.75% due 01/14/2031 (a)                           1,089,000        1,136,644
   10.625% due 03/16/2025                             1,500,000        1,998,750
                                                                  --------------
                                                                       3,135,394
RUSSIA - 1.69%
Gazprom OAO, Series A6
   6.95 due 08/06/2009                        RUB    49,800,000        1,872,390
Russian Federation
   5.00% due 03/31/2030                          $   13,530,000       15,100,833
   8.25% due 03/31/2010                               1,400,000        1,470,140
   11.00% due 07/24/2018                              5,480,000        7,890,104
   12.75% due 06/24/2028                                490,000          879,305
                                                                  --------------
                                                                      27,212,772
SOUTH AFRICA - 0.20%
Republic of South Africa
   6.50% due 06/02/2014 (a)                             820,000          861,000
   7.375% due 04/25/2012 (a)                            955,000        1,032,594
   9.125% due 05/19/2009                              1,175,000        1,276,343
                                                                  --------------
                                                                       3,169,937
TURKEY - 0.95%
Republic of Turkey
   7.00% due 06/05/2020                                 202,000          195,435
   7.00% due 09/26/2016                                 475,000          465,500
   7.25% due 03/15/2015 (a)                           1,825,000        1,834,125
   7.375% due 02/05/2025                              2,906,000        2,869,675
   8.00% due 02/14/2034 (a)                           1,160,000        1,197,700

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

TURKEY (CONTINUED)
Republic of Turkey (continued)
   9.50% due 01/15/2014                          $    1,652,000      $ 1,879,150
   11.00% due 01/14/2013                              2,214,000        2,663,663
   11.50% due 01/23/2012                              1,694,000        2,038,052
   11.875% due 01/15/2030                             1,405,000        2,070,619
                                                                  --------------
                                                                      15,213,919

VENEZUELA - 0.91%
Republic of Venezuela
   zero coupon due 04/15/2020                           346,000          122,830
   5.375% due 08/07/2010                                425,000          412,675
   5.75% due 02/26/2016 (a)                           9,389,000        8,590,935
   7.65% due 04/21/2025                                 925,000          973,563
   10.75% due 09/19/2013 (a)                          3,770,000        4,608,825
                                                                  --------------
                                                                      14,708,828
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $149,389,394)                                            $  153,785,812
                                                                  --------------
CORPORATE BONDS - 84.64%

ADVERTISING - 1.42%
Lamar Media Corp.
   6.625% due 08/15/2015                              6,405,000        6,140,794
R.H. Donnelley Corp., Series A-1
   6.875% due 01/15/2013                              2,125,000        1,939,062
R.H. Donnelley Corp., Series A-2
   6.875% due 01/15/2013 (a)                          4,000,000        3,650,000
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                              9,750,000        9,774,375
R.H. Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                             1,175,000        1,292,500
                                                                  --------------
                                                                      22,796,731

AEROSPACE - 1.12%
Alliant Techsystems, Inc.
   6.75% due 04/01/2016                               2,445,000        2,408,325
DRS Technologies, Inc.
   6.625% due 02/01/2016                              1,560,000        1,532,700
   6.875% due 11/01/2013                              4,625,000        4,567,188
   7.625% due 02/01/2018                                875,000          888,125
Sequa Corp.
   9.00% due 08/01/2009                               4,445,000        4,717,256
TransDigm, Inc.
   7.75% due 07/15/2014                               3,825,000        3,853,687
                                                                  --------------
                                                                      17,967,281

AIR TRAVEL - 0.30%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                228,343          212,359
   6.80% due 07/02/2007                                 358,284          342,161
Continental Airlines, Inc., Series D
   7.568% due 12/01/2006                              4,195,000        4,195,000
                                                                  --------------
                                                                       4,749,520

APPAREL & TEXTILES - 0.57%
Levi Strauss & Company
   9.75% due 01/15/2015                               8,835,000        9,166,313

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AUTO PARTS - 1.07%
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                          $    1,290,000   $    1,235,175
Keystone Automotive Operations
   9.75% due 11/01/2013                               4,650,000        4,371,000
TRW Automotive, Inc.
   9.375% due 02/15/2013                                933,000          993,645
   11.00% due 02/15/2013                              1,230,000        1,340,700
Visteon Corp.
   7.00% due 03/10/2014 (a)                           5,005,000        4,479,475
   8.25% due 08/01/2010 (a)                           4,985,000        4,860,375
                                                                  --------------
                                                                      17,280,370

AUTO SERVICES - 1.65%
Avis Budget Car Rental LLC
   7.625% due 05/15/2014                              1,150,000        1,115,500
Hertz Corp., Class A
   8.875% due 01/01/2014                              6,940,000        7,269,650
   10.50% due 01/01/2016 (a)                         11,240,000       12,364,000
Penhall International Corp.
   12.00% due 08/01/2014 (a)                          5,480,000        5,740,300
                                                                  --------------
                                                                      26,489,450

AUTOMOBILES - 3.83%
AutoNation, Inc.
   7.00% due 04/15/2014                               1,835,000        1,830,413
   7.5069% due 04/15/2013 (b)                         1,470,000        1,488,375
Ford Motor Company
   7.45% due 07/16/2031 (a)                          42,210,000       32,607,225
   8.875% due 01/15/2022 (a)                          3,125,000        2,691,406
   8.90% due 01/15/2032 (a)                           1,250,000        1,121,875
General Motors Corp.
   7.20% due 01/15/2011 (a)                           3,500,000        3,224,375
   8.375% due 07/15/2033 (a)                         21,600,000       18,684,000
                                                                  --------------
                                                                      61,647,669

BANKING - 0.19%
RSHB Capital SA for OJSC Russian
   Agricultural Bank
   7.175% due 05/16/2013                              2,870,000        2,984,800

BROADCASTING - 1.24%
Barrington Broadcasting
   10.50% due 08/15/2014                              1,215,000        1,184,625
CMP Susquehanna Corp.
   9.875% due 05/15/2014                              1,235,000        1,160,900
CSC Holdings, Inc.
   7.00% due 04/15/2012                               5,285,000        5,265,181
   7.625% due 07/15/2018                                725,000          742,219
   7.875% due 02/15/2018                                625,000          648,437
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                              2,935,000        3,012,044
   8.125% due 07/15/2009                                270,000          279,450
Hughes Network Systems LLC/HNS Finance
   Corp.
   9.50% due 04/15/2014                               3,150,000        3,244,500
XM Satellite Radio, Inc.
   9.75% due 05/01/2014                               3,240,000        3,094,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
XM Satellite Radio, Inc. (continued)
   9.9888% due 05/01/2013 (b)                    $    1,345,000   $    1,277,750
                                                                  --------------
                                                                      19,909,306
BUILDING MATERIALS & CONSTRUCTION - 0.94%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
   03/01/2009 due 03/01/2014 (a)                      8,320,000        4,576,000
   9.75% due 04/15/2012 (a)                           3,286,000        3,277,785
NTK Holdings, Inc.
   zero coupon, Step up to 10.75% on
   09/01/2009 due 03/01/2014 (a)                     10,560,000        7,286,400
                                                                  --------------
                                                                      15,140,185
BUSINESS SERVICES - 2.17%
Activant Solutions, Inc.
   9.50% due 05/01/2016                               3,065,000        2,835,125
Affinion Group, Inc.
   10.125% due 10/15/2013 (a)                         5,260,000        5,523,000
Allied Security Escrow Corp.
   11.375% due 07/15/2011                               950,000          950,000
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                              4,925,000        5,097,375
   10.25% due 08/15/2015 (a)                          4,620,000        4,758,600
Xerox Capital Trust I
   8.00% due 02/01/2027 (a)                           6,100,000        6,222,000
Xerox Corp.
   6.40% due 03/15/2016 (a)                           8,925,000        8,880,375
   9.75% due 01/15/2009                                 545,000          589,962
                                                                  --------------
                                                                      34,856,437
CABLE AND TELEVISION - 6.14%
Charter Communications Holdings I LLC
   11.00% due 10/01/2015 (a)                          7,370,000        6,706,700
   11.00% due 10/01/2015 (a)                            230,423          207,956
   11.75 due 05/15/2014                               5,120,000        3,648,000
Charter Communications Holdings II
   LLC/Charter Communications Holdings II
   Capital Corp.
   10.25% due 09/15/2010                              6,420,000        6,548,400
   10.25% due 10/01/2013 (a)                          4,400,835        4,477,850
Charter Communications Operating LLC
   8.375% due 04/30/2014                              8,840,000        8,983,650
CSC Holdings, Inc.
   7.25% due 07/15/2008                               2,550,000        2,575,500
DirecTV Holdings LLC
   6.375% due 06/15/2015                              5,436,000        5,109,840
   8.375% due 03/15/2013                              1,110,000        1,150,238
EchoStar DBS Corp.
   6.625% due 10/01/2014                             14,000,000       13,317,500
   7.125% due 02/01/2016                              2,195,000        2,120,919
EchoStar DBS Corp., Series 144A
   7.00% due 10/01/2013                               2,735,000        2,673,462
Kabel Deutschland GMBH
   10.625% due 07/01/2014                             7,715,000        8,274,337
LIN Television Corp.
   6.50% due 05/15/2013 (a)                           3,725,000        3,473,562

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                          $    5,790,000   $    6,195,300
Rainbow National Services LLC
   8.75% due 09/01/2012                                 690,000          738,300
   10.375% due 09/01/2014                             2,750,000        3,107,500
Rogers Cable, Inc.
   5.50% due 03/15/2014                                 670,000          629,800
   6.25% due 06/15/2013                               1,250,000        1,234,375
   6.75% due 03/15/2015                                  70,000           70,700
   7.875% due 05/01/2012 (a)                             35,000           37,450
   8.75% due 05/01/2032 (a)                           4,200,000        4,956,000
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                               6,015,000        6,097,706
Videotron LTEE
   6.375% due 12/15/2015                              6,775,000        6,419,313
                                                                  --------------
                                                                      98,754,358
CELLULAR COMMUNICATIONS - 1.77%
Nextel Communications, Inc.
   7.375% due 08/01/2015                              8,000,000        8,253,912
Rogers Wireless, Inc.
   7.25% due 12/15/2012                                 550,000          575,437
   7.50% due 03/15/2015                                 240,000          256,200
   8.00% due 12/15/2012                               4,760,000        5,057,500
   9.625% due 05/01/2011                                550,000          621,500
Rural Cellular Corp.
   9.875% due 02/01/2010 (a)                          9,256,000        9,649,380
UbiquiTel Operating Company
   9.875% due 03/01/2011                              3,725,000        4,041,625
                                                                  --------------
                                                                      28,455,554
CHEMICALS - 1.68%
Equistar Chemicals LP
   10.125% due 09/01/2008                             1,658,000        1,755,407
   10.625% due 05/01/2011                             1,165,000        1,249,463
Georgia Gulf Corp.
   9.50% due 10/15/2014                               8,000,000        7,944,320
Huntsman ICI Chemicals
   10.125% due 07/01/2009                      EUR      607,000          785,472
Huntsman International LLC
   7.375% due 01/01/2015 (a)                     $    1,645,000        1,661,450
   9.875% due 03/01/2009 (a)                            314,000          327,345
IMC Global, Inc.
   7.30% due 01/15/2028                                 145,000          128,869
   10.875% due 08/01/2013                               500,000          557,500
Lyondell Chemical Company
   9.50% due 12/15/2008                                 780,000          802,425
Lyondell Chemicals Company
   8.00% due 09/15/2014                               1,945,000        1,969,312
   8.25% due 09/15/2016                               1,590,000        1,613,850
Methanex Corp.
   8.75% due 08/15/2012                               2,085,000        2,257,013
Montell Finance Company BV
   8.10% due 03/15/2027                               2,375,000        2,196,875
Omnova Solutions, Inc.
   11.25% due 06/01/2010                                 90,000           96,863

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Westlake Chemical Corp.
   6.625% due 01/15/2016 (a)                     $    3,775,000   $    3,586,250
                                                                  --------------
                                                                      26,932,414
COAL - 0.31%
International Coal Group, Inc.
   10.25% due 07/15/2014                              5,220,000        4,959,000

COMMERCIAL SERVICES - 0.39%
DI Finance/DynCorp International LLC,
Series B
   9.50% due 02/15/2013                               6,028,000        6,238,980

CONSTRUCTION & MINING EQUIPMENT - 0.30%
Terex Corp.
   7.375% due 01/15/2014                              4,838,000        4,862,190

CONSTRUCTION MATERIALS - 0.35%
Nortek, Inc.
   8.50% due 09/01/2014 (a)                           5,905,000        5,580,225

CONTAINERS & GLASS - 2.16%
Berry Plastics Holding Corp.
   8.875% due 09/15/2014                              3,190,000        3,205,950
Graham Packaging Company, Inc.
   9.875% due 10/15/2014 (a)                          6,845,000        6,725,212
Graphic Packaging International Corp.
   8.50% due 08/15/2011                               3,230,000        3,302,675
   9.50% due 08/15/2013 (a)                           4,195,000        4,289,388
Owens-Brockway Glass Container, Inc.
   6.75% due 12/01/2014                               1,847,000        1,754,650
   7.75% due 05/15/2011                                 365,000          375,037
   8.75% due 11/15/2012 (a)                           1,175,000        1,239,625
Owens-Illinois, Inc.
   7.35% due 05/15/2008 (a)                           1,050,000        1,057,875
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010 (a)                           3,210,000        3,210,000
Plastipak Holdings, Inc.
   8.50% due 12/15/2015                               3,550,000        3,585,500
Radnor Holdings Corp.
   11.00% due 03/15/2010 (a)                          2,275,000          341,250
Stone Container Corp.
   8.375% due 07/01/2012                              3,595,000        3,451,200
   9.75% due 02/01/2011                               2,170,000        2,235,100
                                                                  --------------
                                                                      34,773,462
CORRECTIONAL FACILITIES - 0.47%
Corrections Corp. of America
   6.25% due 03/15/2013                               5,470,000        5,360,600
   6.75% due 01/31/2014                               2,225,000        2,225,000
                                                                  --------------
                                                                       7,585,600
COSMETICS & TOILETRIES - 0.22%
Playtex Products, Inc.
   8.00% due 03/01/2011                               3,378,000        3,504,675

CRUDE PETROLEUM & NATURAL GAS - 1.99%
Chaparral Energy, Inc.
   8.50% due 12/01/2015                               6,025,000        5,979,812
Chesapeake Energy Corp.
   6.25% due 01/15/2018                               2,400,000        2,226,000
   6.50% due 08/15/2017                               4,500,000        4,218,750

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS
(CONTINUED)
Chesapeake Energy Corp. (continued)
   6.625% due 01/15/2016                         $      270,000   $      260,550
   6.875% due 01/15/2016                              6,304,000        6,162,160
   7.00% due 08/15/2014                               1,975,000        1,952,781
   7.75% due 01/15/2015                                  35,000           35,613
Encore Acquisition Company
   6.00% due 07/15/2015                               1,005,000          919,575
Mariner Energy, Inc.
   7.50% due 04/15/2013                               2,210,000        2,110,550
PetroHawk Energy Corp.
   9.125% due 07/15/2013 (a)                          3,070,000        3,085,350
Plains Exploration & Production Company
   7.125% due 06/15/2014                                105,000          109,725
   8.75% due 07/01/2012                                  45,000           47,587
Pogo Producing Company
   6.875% due 10/01/2017 (a)                          2,825,000        2,694,344
   7.875% due 05/01/2013                              2,110,000        2,149,563
                                                                  --------------
                                                                      31,952,360
DOMESTIC OIL - 1.66%
Exco Resources, Inc.
   7.25% due 01/15/2011                               6,911,000        6,755,502
Forest Oil Corp.
   8.00% due 12/15/2011                                 285,000          294,975
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                               3,456,000        3,654,720
Stone Energy Corp.
   8.25% due 12/15/2011 (a)                           3,400,000        3,442,500
Swift Energy Company
   7.625% due 07/15/2011                              1,725,000        1,731,469
   9.375% due 05/01/2012 (a)                          3,375,000        3,560,625
Whiting Petroleum Corp.
   7.00% due 02/01/2014 (a)                           6,500,000        6,337,500
   7.25% due 05/01/2012                                 875,000          857,500
                                                                  --------------
                                                                      26,634,791
EDUCATIONAL SERVICES - 0.19%
Education Management LLC
   8.75% due 06/01/2014                               3,100,000        3,138,750

ELECTRICAL UTILITIES - 2.40%
AES China Generating Company
   8.25% due 06/26/2010                                 125,000          124,829
AES Corp.
   7.75% due 03/01/2014 (a)                           2,955,000        3,073,200
   8.75% due 05/15/2013                                 465,000          497,550
   8.875% due 02/15/2011                              4,215,000        4,510,050
   9.00% due 05/15/2015                               2,555,000        2,753,013
   9.375% due 09/15/2010                              5,100,000        5,508,000
   9.50% due 06/01/2009 (a)                             995,000        1,064,650
CMS Energy Corp.
   8.50% due 04/15/2011 (a)                             270,000          291,600
Edison Mission Energy
   7.50% due 06/15/2013                                 665,000          671,650
   7.75% due 06/15/2016                               4,100,000        4,151,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Midwest Generation LLC, Series B
   8.56% due 01/02/2016                          $    3,126,327   $    3,321,722
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                             6,896,000        6,904,620
   8.50% due 10/01/2021 @                             1,868,000        1,811,960
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                              3,475,000        3,935,438
                                                                  --------------
                                                                      38,619,532
ELECTRONICS - 0.88%
L-3 Communications Corp.
   7.625% due 06/15/2012                              3,500,000        3,605,000
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                              6,752,000        6,566,320
Spectrum Brands, Inc.
   7.375% due 02/01/2015                              1,585,000        1,268,000
   8.50% due 10/01/2013 (a)                           3,115,000        2,694,475
                                                                  --------------
                                                                      14,133,795
ENERGY - 1.65%
Inergy, LP
   6.875% due 12/15/2014 (a)                          6,575,000        6,295,563
NRG Energy, Inc.
   7.25% due 02/01/2014                               2,800,000        2,779,000
   7.375% due 02/01/2016                             12,800,000       12,720,000
Peabody Energy Corp.
   6.875% due 03/15/2013                                310,000          305,350
Sonat, Inc.
   7.625% due 07/15/2011                              4,300,000        4,407,500
TECO Energy, Inc.
   7.00% due 05/01/2012                                  25,000           25,875
                                                                  --------------
                                                                      26,533,288
FINANCIAL SERVICES - 9.23%
ACE Cash Express, Inc.
   10.25% due 10/01/2014                              1,660,000        1,680,750
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                              1,040,000        1,128,400
E*Trade Financial Corp.
   7.375% due 09/15/2013 (a)                          3,035,000        3,103,288
   7.875% due 12/01/2015                              3,205,000        3,373,263
El Paso Performance-Linked Trust
   7.75% due 07/15/2011                               2,045,000        2,101,237
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                           8,210,000        7,617,550
   7.875% due 06/15/2010                              1,000,000          973,878
   9.875% due 08/10/2011                                350,000          362,223
   10.64% due 06/15/2011 (a)(b)                       8,957,000        9,359,178
General Motors Acceptance Corp.
   6.875% due 08/28/2012                              4,745,000        4,657,785
   8.00% due 11/01/2031 (a)                          26,130,000       27,321,032
Global Cash Access LLC
   8.75% due 03/15/2012                               2,198,000        2,307,900
Hexion US Finance Corp/Hexion Nova Scotia
   Finance ULC
   9.00% due 07/15/2014 (a)                           7,325,000        7,471,500

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
iPCS, Inc.
   11.50% due 05/01/2012                         $    1,650,000   $    1,848,000
JSG Funding PLC
   9.625% due 10/01/2012                              4,265,000        4,499,575
   10.125% due 10/01/2012                      EUR    2,200,000        3,049,202
Milacron Escrow Corp.
   11.50% due 05/15/2011                         $      855,000          812,250
Nell AF SARL
   8.375% due 08/15/2015 (a)                          4,855,000        4,818,587
TNK-BP Finance SA
   7.50% due 07/18/2016                               1,790,000        1,870,042
TRAINS HY-1-2006
   7.548% due 05/01/2016 (a)                         57,764,000       57,789,994
Ucar Finance, Inc.
   10.25% due 02/15/2012                              2,200,000        2,310,000
                                                                  --------------
                                                                     148,455,634
FOOD & BEVERAGES - 1.31%
Constellation Brands, Inc.
   7.25% due 09/01/2016                               5,800,000        5,865,250
Del Monte Corp.
   6.75% due 02/15/2015 (a)                           6,375,000        6,151,875
Dole Food Company, Inc.
   7.25% due 06/15/2010                               1,520,000        1,409,800
   8.75% due 07/15/2013                               1,950,000        1,823,250
   8.875% due 03/15/2011 (a)                          2,991,000        2,863,882
Nutro Products, Inc.
   9.23% due 10/15/2013 (b)                             650,000          668,688
   10.75% due 04/15/2014                              2,070,000        2,214,900
                                                                  --------------
                                                                      20,997,645
FUNERAL SERVICES - 0.21%
Service Corp. International
   7.375% due 10/01/2014                              1,345,000        1,353,406
   7.625% due 10/01/2018                              2,015,000        2,027,594
                                                                  --------------
                                                                       3,381,000
FURNITURE & FIXTURES - 0.75%
Norcraft Companies LP
   9.00% due 11/01/2011                               5,685,000        5,763,169
Norcraft Holdings Capital
   zero coupon, Step up to 9.75% on
   09/01/2008 due 09/01/2012                          2,125,000        1,721,250
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                           4,525,000        4,615,500
                                                                  --------------
                                                                      12,099,919
GAS & PIPELINE UTILITIES - 2.95%
Dynegy Holdings, Inc.
   7.625% due 10/15/2026                                500,000          456,250
   8.375% due 05/01/2016                              6,485,000        6,598,487
El Paso Corp.
   7.80% due 08/01/2031                               5,775,000        5,919,375
   7.875% due 06/15/2012 (a)                          5,175,000        5,369,063
El Paso Corp., Series MTN
   7.75% due 01/15/2032 (a)                           5,425,000        5,560,625
El Paso Energy, Series MTN
   7.375% due 12/15/2012 (a)                          2,000,000        2,032,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
El Paso Natural Gas
   7.50% due 11/15/2026                          $       70,000   $       73,238
El Paso Natural Gas, Series A
   7.625% due 08/01/2010                                165,000          169,950
Northwest Pipeline Corp.
   7.00% due 06/15/2016                               3,000,000        3,067,500
   8.125% due 03/01/2010                                460,000          478,400
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                              4,400,000        4,867,500
Williams Companies, Inc.
   7.125% due 09/01/2011                                255,000          261,375
   7.625% due 07/15/2019 (a)                            575,000          598,000
   7.875% due 09/01/2021                              2,275,000        2,377,375
   8.125% due 03/15/2012 (a)                            615,000          656,512
   8.75% due 03/15/2032                               8,200,000        8,979,000
                                                                  --------------
                                                                      47,465,150
HEALTHCARE PRODUCTS - 0.37%
Angiotech Pharmaceuticals, Inc.
   7.75% due 04/01/2014                                 455,000          432,250
Leiner Health Products, Inc.
   11.00% due 06/01/2012 (a)                          5,680,000        5,495,400
                                                                  --------------
                                                                       5,927,650
HEALTHCARE SERVICES - 1.70%
DaVita, Inc.
   6.625% due 03/15/2013 (a)                            135,000          131,794
   7.25% due 03/15/2015 (a)                           7,570,000        7,437,525
Extendicare Health Services, Inc.
   6.875% due 05/01/2014                              3,275,000        3,504,250
Psychiatric Solutions, Inc.
   7.75% due 07/15/2015 (a)                           5,455,000        5,318,625
Vanguard Health Holding Company I LLC
   zero coupon, Step up to 11.25% on
   10/01/2009 due 10/01/2015 (a)                        365,000          262,800
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                              10,955,000       10,626,350
                                                                  --------------
                                                                      27,281,344
HOLDINGS COMPANIES/CONGLOMERATES - 0.16%
Ashtead Capital, Inc.
   9.00% due 08/15/2016                               2,525,000        2,626,000

HOMEBUILDERS - 0.89%
Beazer Homes USA, Inc.
   6.875% due 07/15/2015                                100,000           90,500
   8.125% due 06/15/2016 (a)                          4,375,000        4,254,687
   8.625% due 05/15/2011 (a)                            340,000          342,975
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2016 (a)                           1,700,000        1,496,000
   8.625% due 01/15/2017 (a)                          8,150,000        8,088,875
Toll Corp.
   8.25% due 12/01/2011 (a)                              65,000           66,138
                                                                  --------------
                                                                      14,339,175
HOTELS & RESTAURANTS - 1.51%
CCM Merger, Inc.
   8.00% due 08/01/2013                               3,305,000        3,172,800

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
El Pollo Loco, Inc.
   11.75% due 11/15/2013                         $      960,000   $    1,065,600
Hilton Hotels Corp.
   7.625% due 12/01/2012 (a)                          8,950,000        9,520,562
ITT Corp.
   7.375% due 11/15/2015                                 30,000           30,600
Park Place Entertainment Corp.
   7.875% due 03/15/2010 (a)                          2,510,000        2,610,400
   8.125% due 05/15/2011                                 10,000           10,550
   8.875% due 09/15/2008                                350,000          366,625
   9.375% due 02/15/2007                              1,800,000        1,818,000
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                835,000          840,219
   7.875% due 05/01/2012                              4,620,000        4,851,000
                                                                  --------------
                                                                      24,286,356
INDUSTRIAL MACHINERY - 0.39%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                              6,150,000        6,303,750

INSURANCE - 0.53%
Crum & Forster Holdings Corp.
   10.375% due 06/15/2013 (a)                         8,290,000        8,497,250

INTERNATIONAL OIL - 0.08%
Pemex Project Funding Master Trust
   9.125% due 10/13/2010 (a)                          1,150,000        1,287,425

INTERNET CONTENT - 0.00%
PSINet, Inc.
   11.00% due 08/01/2009 @                              923,503            9,235
PSINet, Inc., Series B
   10.00% due 02/15/2005 @                            2,360,964           23,610
                                                                  --------------
                                                                          32,845
LEISURE TIME - 6.29%
AMC Entertainment, Inc.
   11.00% due 02/01/2016 (a)                          8,050,000        8,774,500
Boyd Gaming Corp.
   6.75% due 04/15/2014                               6,875,000        6,720,313
   7.75% due 12/15/2012 (a)                             220,000          226,600
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                               7,630,000        7,843,907
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                               2,825,000        2,810,875
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
   03/15/2009 due 03/15/2014                            350,000          279,125
Herbst Gaming, Inc.
   7.00% due 11/15/2014 (a)                             175,000          169,750
   8.125% due 06/01/2012                              3,700,000        3,778,625
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010                              6,308,000        6,607,630
Isle of Capri Casinos
   7.00% due 03/01/2014                               8,015,000        7,614,250
Las Vegas Sands Corp.
   6.375% due 02/15/2015                              3,900,000        3,661,125
MGM Mirage, Inc.
   5.875% due 02/27/2014 (a)                          1,025,000          949,406

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
MGM Mirage, Inc. (continued)
   6.625% due 07/15/2015                         $    1,800,000   $    1,728,000
   6.75% due 09/01/2012                               4,025,000        3,969,656
   7.25% due 08/01/2017                               1,275,000        1,246,312
   8.375% due 02/01/2011 (a)                          3,850,000        4,013,818
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                              2,525,000        2,461,875
   7.125% due 08/15/2014                              3,415,000        3,397,925
Penn National Gaming, Inc.
   6.75% due 03/01/2015                               4,940,000        4,810,325
   6.875% due 12/01/2011                              2,250,000        2,261,250
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                               1,975,000        1,999,687
   8.75% due 10/01/2013 (a)                           4,750,000        5,040,938
River Rock Entertainment Authority
   9.75% due 11/01/2011                                 580,000          616,250
Seneca Gaming Corp.
   7.25% due 05/01/2012                               3,005,000        3,005,000
Station Casinos, Inc.
   6.50% due 02/01/2014                               2,340,000        2,190,825
   6.625% due 03/15/2018                              5,210,000        4,702,025
   6.875% due 03/01/2016 (a)                          4,260,000        3,993,750
   7.75% due 08/15/2016                                  40,000           41,500
Warner Music Group
   7.375% due 04/15/2014                              3,870,000        3,773,250
Wynn Las Vegas LLC
   6.625% due 12/01/2014 (a)                          2,500,000        2,425,000
                                                                  --------------
                                                                     101,113,492
MANUFACTURING - 0.33%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                              3,790,000        4,017,400
Koppers, Inc.
   9.875% due 10/15/2013                              1,220,000        1,320,650
                                                                  --------------
                                                                       5,338,050
MEDICAL-HOSPITALS - 2.50%
Community Health Systems, Inc.
   6.50% due 12/15/2012 (a)                           3,900,000        3,729,375
Genesis Healthcare Corp.
   8.00% due 10/15/2013                               5,325,000        5,524,687
HCA, Inc.
   5.50% due 12/01/2009                                 115,000          115,144
   5.75% due 03/15/2014                                 210,000          165,375
   6.30% due 10/01/2012                                 780,000          660,075
   6.375% due 01/15/2015                              2,090,000        1,687,675
   6.50% due 02/15/2016 (a)                           4,665,000        3,732,000
   7.50% due 12/15/2023                               2,950,000        2,287,433
   7.50% due 11/15/2095                               2,510,000        1,790,293
   7.69% due 06/15/2025                                 320,000          249,802
   8.75% due 09/01/2010                               2,840,000        2,868,400
Tenet Healthcare Corp.
   6.875% due 11/15/2031                                275,000          215,531
   7.375% due 02/01/2013 (a)                          4,050,000        3,650,062
   9.25% due 02/01/2015 (b)                           4,700,000        4,523,750

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Tenet Healthcare Corp. (continued)
   9.875% due 07/01/2014 (a)                     $    8,975,000   $    8,941,344
                                                                  --------------
                                                                      40,140,946
METAL & METAL PRODUCTS - 0.98%
Metals USA, Inc.
   11.125% due 12/01/2015                             8,680,000        9,504,600
Mueller Group, Inc.
   10.00% due 05/01/2012                              2,314,000        2,513,583
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
   04/15/2009 due 04/15/2014                          4,212,000        3,706,560
                                                                  --------------
                                                                      15,724,743
MINING - 0.09%
Vale Overseas Ltd.
   8.25% due 01/17/2034                               1,347,000        1,528,845

OFFICE FURNISHINGS & SUPPLIES - 0.23%
Interface, Inc.
   9.50% due 02/01/2014                               1,275,000        1,313,250
   10.375% due 02/01/2010                             2,225,000        2,425,250
                                                                  --------------
                                                                       3,738,500
PAPER - 1.41%
Abitibi-Consolidated, Inc.
   8.375% due 04/01/2015 (a)                          3,330,000        3,030,300
   8.55% due 08/01/2010 (a)                           2,180,000        2,163,650
Appleton Papers, Inc.
   8.125% due 06/15/2011                              2,575,000        2,575,000
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014 (a)                           4,020,000        3,969,750
NewPage Corp.
   11.7388% due 05/01/2012 (b)                        1,215,000        1,312,200
   12.00% due 05/01/2013 (a)                          3,755,000        3,886,425
P.H. Glatfelter
   7.125% due 05/01/2016                              1,250,000        1,218,859
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                  70,000           65,450
Verso Paper Holdings LLC and Verso Paper,
   Inc.
   9.125% due 08/01/2014                              1,595,000        1,604,969
   11.375% due 08/01/2016                             2,825,000        2,803,812
                                                                  --------------
                                                                      22,630,415
PETROLEUM SERVICES - 1.40%
Allis-Chalmers Energy, Inc.
   9.00% due 01/15/2014                               1,615,000        1,619,038
Belden & Blake Corp.
   8.75% due 07/15/2012                               7,280,000        7,480,200
Compagnie Generale de Geophysique SA
   7.50% due 05/15/2015                               1,480,000        1,465,200
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                              5,410,000        5,315,325
Enterprise Products Operating LP
   8.375% due 08/01/2066 (b)                          3,290,000        3,462,998
Grant Prideco, Inc., Series B
   6.125% due 08/15/2015                              1,275,000        1,217,625
Pride International, Inc.
   7.375% due 07/15/2014                              1,680,000        1,730,400

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
SESI LLC
   6.875% due 06/01/2014                         $      255,000   $      252,450
                                                                  --------------
                                                                      22,543,236
PHARMACEUTICALS - 0.63%
Omnicare, Inc.
   6.875% due 12/15/2015                              3,450,000        3,350,813
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                               7,140,000        6,729,450
                                                                  --------------
                                                                      10,080,263
PUBLISHING - 1.53%
CBD Media Holdings, LLC
   9.25% due 07/15/2012 (a)                           2,675,000        2,634,875
Dex Media East LLC
   12.125% due 11/15/2012                               881,000          983,416
Dex Media West LLC
   8.50% due 08/15/2010                                 300,000          309,750
   9.875% due 08/15/2013                              1,166,000        1,259,280
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
   11/15/2008 due 11/15/2013                          5,300,000        4,465,250
   zero coupon, Step up to 9.00% on
   11/15/2008 due 11/15/2013 (a)                      7,875,000        6,634,688
   8.00% due 11/15/2013                                 180,000          178,650
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
   10/15/2008 due 10/15/2013                          4,880,000        4,257,800
Primedia, Inc.
   8.875% due 05/15/2011 (a)                          3,942,000        3,853,305
                                                                  --------------
                                                                      24,577,014
RAILROADS & EQUIPMENT - 0.38%
Grupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V.
   9.375% due 05/01/2012 (a)                          4,820,000        5,109,200
   10.25% due 06/15/2007                                770,000          787,325
   12.50% due 06/15/2012                                250,000          275,000
                                                                  --------------
                                                                       6,171,525
REAL ESTATE - 1.81%
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                               4,950,000        5,240,813
Forest City Enterprises
   7.625% due 06/01/2015 (a)                            197,000          200,940
Host Marriott LP, REIT
   6.375% due 03/15/2015                              5,125,000        4,971,250
   7.125% due 11/01/2013                              6,645,000        6,728,063
   9.50% due 01/15/2007                               1,400,000        1,412,250
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016                               2,775,000        2,736,844
Kimball Hill, Inc.
   10.50% due 12/15/2012                              2,705,000        2,441,262
Ventas Realty LP/Capital Corp. REIT
   6.50% due 06/01/2016                               1,050,000        1,043,437
   6.75% due 04/01/2017                               2,985,000        3,003,656
   7.125% due 06/01/2015                              1,350,000        1,388,812
                                                                  --------------
                                                                      29,167,327

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL - 0.37%
Brookstone Company, Inc.
   12.00% due 10/15/2012 (a)                     $    1,260,000   $    1,146,600
JC Penney Company, Inc.
   7.375% due 08/15/2008                                 70,000           72,289
Suburban Propane Partners LP
   6.875% due 12/15/2013                              4,925,000        4,752,625
                                                                  --------------
                                                                       5,971,514
RETAIL TRADE - 1.05%
American Greetings Corp.
   7.375% due 06/01/2016                                490,000          497,350
Blockbuster, Inc.
   9.00% due 09/01/2012 (a)                           3,025,000        2,775,437
FTD, Inc.
   7.75% due 02/15/2014                               3,160,000        3,112,600
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015 (a)                         8,869,000        9,578,520
Saks, Inc.
   9.875% due 10/01/2011                                875,000          954,844
                                                                  --------------
                                                                      16,918,751
SANITARY SERVICES - 0.82%
Allied Waste North America, Inc.
   6.375% due 04/15/2011 (a)                            950,000          926,250
   7.25% due 03/15/2015 (a)                           4,205,000        4,173,462
   7.875% due 04/15/2013                              1,545,000        1,579,763
   8.50% due 12/01/2008                               4,250,000        4,451,875
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014 (a)                            700,000          689,500
   9.25% due 09/01/2012                               1,233,000        1,314,686
                                                                  --------------
                                                                      13,135,536
SEMICONDUCTORS - 0.40%
Amkor Technology, Inc.
   2.50% due 05/15/2011 (a)                           3,630,000        3,031,050
MagnaChip Semiconductor SA
   8.00% due 12/15/2014 (a)                           5,475,000        3,326,063
                                                                  --------------
                                                                       6,357,113
SOFTWARE - 0.46%
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                          4,415,000        4,481,225
UGS Corp.
   10.00% due 06/01/2012                              2,715,000        2,932,200
                                                                  --------------
                                                                       7,413,425
STEEL - 0.63%
CitiSteel USA, Inc.
   12.9494% due 09/01/2010 (b)                        1,615,000        1,667,488
   15.00% due 10/01/2010 (b)                          1,260,000        1,351,350
International Steel Group, Inc.
   6.50% due 04/15/2014                               2,950,000        2,913,125
National Steel Corp., Series D
   9.875% due 03/01/2009 @                            1,293,070          130,923
RathGibson, Inc.
   11.25% due 02/15/2014                              3,905,000        4,022,150
                                                                  --------------
                                                                      10,085,036

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 4.35%
Cincinnati Bell Telephone Company
   6.30% due 12/01/2028 (a)                      $      935,000   $      808,775
Citizens Communications Company
   7.625% due 08/15/2008                                 80,000           82,400
   9.00% due 08/15/2031                               3,335,000        3,576,788
   9.25% due 05/15/2011                                 550,000          606,375
Hawaiian Telcom Communications, Inc.,
   Series B
   12.50% due 05/01/2015 (a)                          6,285,000        6,599,250
Insight Midwest LP
   9.75% due 10/01/2009                               1,500,000        1,526,250
   10.50% due 11/01/2010                              1,760,000        1,826,000
Intelsat Bermuda Ltd.
   9.25% due 06/15/2016                               4,925,000        5,177,406
Intelsat Bermuda, Ltd.
   11.25% due 06/15/2016                              8,955,000        9,514,688
Intelsat Ltd.
   7.625% due 04/15/2012 (a)                          5,885,000        5,149,375
Lucent Technologies, Inc.
   6.45% due 03/15/2029                              13,005,000       11,574,450
PanAmSat Corp.
   9.00% due 08/15/2014                               1,553,000        1,603,472
United States West Communications, Inc.
   6.875% due 09/15/2033 (a)                         22,810,000       20,814,125
Wind Acquisition Finance SA
   10.75% due 12/01/2015                                910,000          998,725
                                                                  --------------
                                                                      69,858,079
TELEPHONE - 1.58%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015                               5,490,000        5,380,200
   8.375% due 01/15/2014 (a)                            875,000          883,750
Nordic Telephone Company Holdings
   8.875% due 05/01/2016                              2,365,000        2,492,119
NTL Cable PLC
   9.125% due 08/15/2016                              3,535,000        3,649,887
Qwest Communications International, Inc.
   7.50% due 02/15/2014                                 625,000          626,563
Qwest Communications International, Inc.,
   Series B
   7.50% due 02/15/2014                               3,550,000        3,558,875
Telefonos de Mexico SA de CV
   8.75% due 01/31/2016                        MXN   11,000,000        1,016,209
Windstream Corp.
   8.625% due 08/01/2016                         $    7,305,000        7,816,350
                                                                  --------------
                                                                      25,423,953
TOBACCO - 0.08%
Alliance One International, Inc.
   11.00% due 05/15/2012                              1,200,000        1,224,000

TRANSPORTATION - 0.18%
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014 (b)                             990,000          994,950
OMI Corp.
   7.625% due 12/01/2013 (a)                          1,850,000        1,868,500
                                                                  --------------
                                                                       2,863,450
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $1,362,202,164)                       $1,360,633,392
                                                                  --------------

HIGH YIELD TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS - 24.36%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  391,562,468   $  391,562,468
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $391,562,468)                                               $  391,562,468
                                                                  --------------
REPURCHASE AGREEMENTS - 4.63%
Merrill Lynch Tri-Party Repurchase
   Agreement dated 09/29/2006 at 5.27% to be
   repurchased at $74,432,674 on 10/2/2006,
   collateralized by $74,955,000 Federal
   National Mortgage Association, 4.50% due
   10/15/2008 (valued at $77,437,884,
   including interest)                           $   74,400,000   $   74,400,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $74,400,000)                                                $   74,400,000
                                                                  --------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
   (COST $1,988,145,880) - 123.36%                                $1,982,955,062
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (23.36)%                                                         (375,471,489)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,607,483,573
                                                                  ==============

INCOME & VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 67.79%

ADVERTISING - 0.60%
Getty Images, Inc. * (a)                                 46,100   $    2,290,248
Omnicom Group, Inc.                                      13,300        1,244,880
                                                                  --------------
                                                                       3,535,128
AEROSPACE - 1.02%
United Technologies Corp.                                96,000        6,081,600

ALUMINUM - 0.61%
Alcoa, Inc.                                             129,200        3,622,768

AMUSEMENT & THEME PARKS - 0.55%
Walt Disney Company                                     106,000        3,276,460

APPAREL & TEXTILES - 0.28%
Hanesbrands, Inc. *                                      73,113        1,645,762

AUTO PARTS - 0.17%
Johnson Controls, Inc.                                   14,500        1,040,230

AUTOMOBILES - 0.24%
General Motors Corp. (a)                                 43,600        1,450,136

BANKING - 2.53%
Commerce Bancorp, Inc. (a)                                  600           22,026
Fifth Third Bancorp. (a)                                 43,500        1,656,480
Golden West Financial Corp.                                 600           46,350
Hudson City Bancorp, Inc.                               188,400        2,496,300
Wachovia Corp.                                           85,300        4,759,740
Wells Fargo Company                                     167,400        6,056,532
                                                                  --------------
                                                                      15,037,428

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 0.29%
Millennium Pharmaceuticals, Inc. * (a)                  175,700   $    1,748,215

BROADCASTING - 0.41%
CBS Corp., Class B                                       33,600          946,512
Clear Channel Communications, Inc. (a)                   51,300        1,480,005
                                                                  --------------
                                                                       2,426,517
BUILDING MATERIALS & CONSTRUCTION - 0.71%
American Standard Companies, Inc.                       100,200        4,205,394

BUSINESS SERVICES - 1.67%
Affiliated Computer Services, Inc.,
   Class A *                                             42,800        2,219,608
Automatic Data Processing, Inc.                          19,700          932,598
Fluor Corp.                                              77,900        5,989,731
Paychex, Inc.                                            20,600          759,110
                                                                  --------------
                                                                       9,901,047
CABLE AND TELEVISION - 0.68%
Cablevision Systems New York Group,
   Class A *                                             36,900          837,999
Comcast Corp., Class A * (a)                             35,100        1,293,435
Time Warner, Inc.                                        61,200        1,115,676
Viacom, Inc. *                                           21,550          801,229
                                                                  --------------
                                                                       4,048,339
CELLULAR COMMUNICATIONS - 0.32%
American Tower Corp., Class A *                          23,500          857,750
Motorola, Inc.                                           41,100        1,027,500
                                                                  --------------
                                                                       1,885,250
CHEMICALS - 1.19%
Dow Chemical Company                                     45,700        1,781,386
E.I. Du Pont De Nemours & Company                        10,300          441,252
Huntsman Corp. *                                        108,000        1,965,600
Methanex Corp.                                           52,300        1,272,982
NOVA Chemicals Corp. (a)                                 28,700          881,377
Rohm & Haas Company                                       8,700          411,945
The Scotts Company, Class A                               7,700          342,573
                                                                  --------------
                                                                       7,097,115
COAL - 0.06%
Arch Coal, Inc.                                          11,600          335,356

COMPUTERS & BUSINESS EQUIPMENT - 3.94%
Cisco Systems, Inc. *                                   413,900        9,519,700
Dell, Inc. *                                             98,500        2,249,740
Hewlett-Packard Company                                  25,700          942,933
SanDisk Corp. *                                         103,000        5,514,620
Seagate Technology * (a)                                116,300        2,685,367
Sun Microsystems, Inc. *                                500,700        2,488,479
                                                                  --------------
                                                                      23,400,839
COSMETICS & TOILETRIES - 0.33%
Avon Products, Inc.                                      64,100        1,965,306

CRUDE PETROLEUM & NATURAL GAS - 0.24%
EOG Resources, Inc.                                      12,100          787,105
Plains Exploration & Production
   Company * (a)                                         14,400          617,904
                                                                  --------------
                                                                       1,405,009

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE - 0.17%
ImClone Systems, Inc. * (a)                              36,100   $    1,022,352

ELECTRICAL EQUIPMENT - 0.41%
Cooper Industries, Ltd., Class A                         16,500        1,406,130
Emerson Electric Company                                 12,500        1,048,250
                                                                  --------------
                                                                       2,454,380
ELECTRICAL UTILITIES - 0.70%
CMS Energy Corp. * (a)                                   68,600          990,584
Exelon Corp.                                             18,600        1,126,044
The AES Corp. *                                         101,400        2,067,546
                                                                  --------------
                                                                       4,184,174
ELECTRONICS - 1.40%
Agilent Technologies, Inc. *                             18,273          597,344
ATI Technologies, Inc. *                                 54,400        1,166,880
Flextronics International, Ltd. *                       309,900        3,917,136
Jabil Circuit, Inc.                                      51,400        1,468,498
Thermo Electron Corp. *                                  29,200        1,148,436
                                                                  --------------
                                                                       8,298,294
FINANCIAL SERVICES - 7.22%
AmeriCredit Corp. * (a)                                  44,100        1,102,059
Capital One Financial Corp.                              15,700        1,234,962
Federal Home Loan Mortgage Corp.                         71,600        4,749,228
Federal National Mortgage Association                    96,800        5,412,088
Goldman Sachs Group, Inc.                                 5,100          862,767
IndyMac Bancorp, Inc. (a)                                28,500        1,173,060
JPMorgan Chase & Company                                142,416        6,687,855
SLM Corp.                                               245,400       12,755,892
Washington Mutual, Inc.                                 204,900        8,907,003
                                                                  --------------
                                                                      42,884,914
FOOD & BEVERAGES - 2.93%
Campbell Soup Company (a)                                37,199        1,357,764
Kraft Foods, Inc., Class A (a)                           98,200        3,501,812
Pepsi Bottling Group, Inc.                               19,300          685,150
PepsiCo, Inc.                                            72,200        4,711,772
Sara Lee Corp.                                          176,900        2,842,783
Sysco Corp.                                              38,000        1,271,100
The Coca-Cola Company                                    39,800        1,778,264
Unilever NV                                              50,800        1,246,632
                                                                  --------------
                                                                      17,395,277
FURNITURE & FIXTURES - 0.26%
Leggett & Platt, Inc.                                    61,700        1,544,351

GAS & PIPELINE UTILITIES - 0.36%
Kinder Morgan, Inc.                                       9,961        1,044,411
NiSource, Inc.                                           51,400        1,117,436
                                                                  --------------
                                                                       2,161,847
GOLD - 0.29%
Barrick Gold Corp.                                       56,300        1,729,536

HEALTHCARE PRODUCTS - 1.08%
Baxter International, Inc.                               90,000        4,091,400

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Medtronic, Inc.                                          49,700   $    2,308,068
                                                                  --------------
                                                                       6,399,468
HEALTHCARE SERVICES - 2.13%
Cerner Corp. * (a)                                       16,600          753,640
DaVita, Inc. *                                           29,350        1,698,485
Lincare Holdings, Inc. *                                 22,200          769,008
McKesson Corp.                                           30,700        1,618,504
Medco Health Solutions, Inc. *                           37,100        2,230,081
UnitedHealth Group, Inc.                                 53,800        2,646,960
Wellpoint, Inc. *                                        38,000        2,927,900
                                                                  --------------
                                                                      12,644,578
HOLDINGS COMPANIES/CONGLOMERATES - 2.65%
Berkshire Hathaway, Inc., Class A *                          31        2,969,800
General Electric Company                                361,600       12,764,480
                                                                  --------------
                                                                      15,734,280
HOMEBUILDERS - 0.07%
Lennar Corp., Class A (a)                                 9,100          411,775

HOTELS & RESTAURANTS - 0.33%
McDonald's Corp.                                         19,000          743,280
Starwood Hotels & Resorts Worldwide, Inc.                21,000        1,200,990
The Cheesecake Factory, Inc. * (a)                          700           19,033
                                                                  --------------
                                                                       1,963,303
HOUSEHOLD PRODUCTS - 0.16%
Jarden Corp. * (a)                                       28,600          942,942

INSURANCE - 1.72%
AFLAC, Inc.                                              18,800          860,288
American International Group, Inc.                       55,075        3,649,270
Marsh & McLennan Companies, Inc.                         86,900        2,446,235
RenaissanceRe Holdings, Ltd. (a)                         20,400        1,134,240
XL Capital, Ltd., Class A (a)                            30,900        2,122,830
                                                                  --------------
                                                                      10,212,863
INTERNATIONAL OIL - 2.26%
Anadarko Petroleum Corp.                                 17,000          745,110
ChevronTexaco Corp.                                      26,255        1,702,899
Royal Dutch Shell PLC, ADR, Class B
shares (a)                                               10,695          731,324
Royal Dutch Shell PLC, ADR                              111,600        7,376,760
Weatherford International, Ltd. *                        68,700        2,866,164
                                                                  --------------
                                                                      13,422,257
INTERNET RETAIL - 0.39%
Amazon.com, Inc. * (a)                                      400           12,848
eBay, Inc. *                                             81,600        2,314,176
                                                                  --------------
                                                                       2,327,024
INTERNET SERVICE PROVIDER - 1.26%
Google, Inc., Class A *                                  14,200        5,706,980
Yahoo!, Inc. *                                           69,200        1,749,376
                                                                  --------------
                                                                       7,456,356
LEISURE TIME - 0.52%
Carnival Corp.                                           13,300          625,499

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Las Vegas Sands Corp. *                                  36,400   $    2,487,940
                                                                  --------------
                                                                       3,113,439
LIQUOR - 0.12%
Anheuser-Busch Companies, Inc.                           14,600          693,646

MANUFACTURING - 1.41%
Danaher Corp.                                            63,500        4,360,545
Illinois Tool Works, Inc.                                71,200        3,196,880
Siemens AG-Sponsored ADR                                  9,400          818,740
                                                                  --------------
                                                                       8,376,165
MEDICAL-HOSPITALS - 0.17%
Triad Hospitals, Inc. *                                  22,900        1,008,287

MINING - 0.41%
Newmont Mining Corp.                                     31,100        1,329,525
Potash Corp. of Saskatchewan, Inc. (a)                   10,800        1,125,252
                                                                  --------------
                                                                       2,454,777
PAPER - 0.26%
International Paper Company                              44,500        1,541,035

PETROLEUM SERVICES - 2.35%
Baker Hughes, Inc.                                       31,400        2,141,480
BJ Services Company                                      52,800        1,590,864
Exxon Mobil Corp.                                        35,100        2,355,210
Halliburton Company                                      48,600        1,382,670
Schlumberger, Ltd.                                       92,000        5,706,760
Transocean, Inc. *                                       10,700          783,561
                                                                  --------------
                                                                      13,960,545
PHARMACEUTICALS - 6.42%
Allergan, Inc.                                           40,800        4,594,488
AstraZeneca PLC, SADR                                   177,900       11,118,750
Forest Laboratories, Inc. *                             295,300       14,945,133
Pfizer, Inc.                                             86,400        2,450,304
Sepracor, Inc. * (a)                                     25,300        1,225,532
Teva Pharmaceutical Industries, Ltd., SADR              110,400        3,763,536
                                                                  --------------
                                                                      38,097,743
REAL ESTATE - 0.16%
General Growth Properties, Inc., REIT                    13,340          635,651
Host Hotels & Resorts, Inc., REIT                        12,866          295,017
                                                                  --------------
                                                                         930,668
RETAIL TRADE - 3.05%
Dollar Tree Stores, Inc. *                               81,900        2,535,624
Home Depot, Inc.                                         18,600          674,622
Lowe's Companies, Inc.                                  285,300        8,005,518
Target Corp.                                            113,100        6,248,775
Williams-Sonoma, Inc.                                    19,600          634,844
                                                                  --------------
                                                                      18,099,383
SEMICONDUCTORS - 4.71%
Altera Corp. *                                          254,900        4,685,062
Applied Materials, Inc.                                 309,300        5,483,889
Fairchild Semiconductor International,
   Inc. *                                                72,000        1,346,400
Intel Corp.                                             223,200        4,591,224

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
International Rectifier Corp. *                          73,800   $    2,571,192
KLA-Tencor Corp.                                         99,400        4,420,318
Linear Technology Corp.                                  46,300        1,440,856
Qimonda AG, SADR * (a)                                   43,300          736,100
Xilinx, Inc. (a)                                        122,000        2,677,900
                                                                  --------------
                                                                      27,952,941
SOFTWARE - 2.52%
Compuware Corp. *                                       108,300          843,657
Microsoft Corp.                                         414,280       11,322,272
SAP AG, SADR (a)                                         56,300        2,786,850
                                                                  --------------
                                                                      14,952,779
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.68%
Corning, Inc. *                                         138,700        3,385,667
QUALCOMM, Inc.                                           17,400          632,490
                                                                  --------------
                                                                       4,018,157
TELEPHONE - 1.50%
AT&T, Inc.                                               28,400          924,704
Qwest Communications International,
   Inc. * (a)                                            96,200          838,864
Sprint Nextel Corp.                                     235,550        4,039,683
Verizon Communications, Inc.                             83,000        3,081,790
                                                                  --------------
                                                                       8,885,041
TOBACCO - 1.06%
Altria Group, Inc.                                       82,500        6,315,375

TRUCKING & FREIGHT - 0.82%
United Parcel Service, Inc., Class B                     67,300        4,841,562
                                                                  --------------
TOTAL COMMON STOCKS (Cost $338,206,066)                           $  402,539,413
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 3.74%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.10%
   2.375% due 04/15/2011 (a)                     $      563,838          564,433

U.S. TREASURY BONDS - 2.64%
   4.50% due 02/15/2036 (a)                           6,381,000        6,115,790
   5.25% due 02/15/2029 (a)                             175,000          185,049
   5.375% due 02/15/2031 (a)                          1,300,000        1,404,101
   7.875% due 02/15/2021 (a)                          2,600,000        3,416,767
   8.75% due 05/15/2020 (a)                           1,080,000        1,503,056
   8.875% due 08/15/2017 (a)                          2,250,000        3,039,786
                                                                  --------------
                                                                      15,664,549
U.S. TREASURY NOTES - 1.00%
   3.25% due 08/15/2007 (a)                             290,000          285,786
   3.625% due 07/15/2009 (a)                          2,100,000        2,045,860
   3.875% due 02/15/2013 (a)                            750,000          720,381
   4.875% due 04/30/2011 (a)                          2,875,000        2,907,007
                                                                  --------------
                                                                       5,959,034
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,697,612)                                                $   22,188,016
                                                                  --------------

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.52%

FEDERAL AGRICULTURAL MORTGAGE CORP. - 0.17%
   5.50% due 07/15/2011                          $      250,000   $      254,123
   5.125% due 03/30/2011                                750,000          755,078
                                                                  --------------
                                                                       1,009,201
FEDERAL HOME LOAN BANK - 0.57%
   2.625% due 10/16/2006                                400,000          399,575
   5.125% due 08/14/2013                              1,450,000        1,463,868
   5.625% due 06/13/2016                              1,500,000        1,552,869
                                                                  --------------
                                                                       3,416,312
FEDERAL HOME LOAN MORTGAGE CORP. - 2.79%
   3.625% due 09/15/2008                                475,000          463,141
   4.50% due 01/15/2014                                 335,000          325,591
   4.648% due 07/01/2035                              1,275,284        1,254,326
   5.25% due 07/18/2011                               2,450,000        2,484,388
   5.50% due 02/01/2018 to 01/01/2034                 2,259,875        2,234,380
   5.75% due 06/27/2016                                 675,000          703,424
   6.00% due 04/01/2016 to 08/01/2036                 9,031,016        9,084,200
                                                                  --------------
                                                                      16,549,450
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 3.76%
   3.766% due 07/01/2033 (b)                            155,990          153,160
   4.75% due 01/02/2007 to 08/03/2007                 4,475,000        4,461,390
   5.00% due 12/01/2017 to 03/01/2036                 6,775,351        6,539,725
   5.25% due 08/01/2012                               1,350,000        1,358,805
   5.50% due 12/01/2033 to 02/01/2035                 4,333,915        4,279,342
   5.95% due 03/01/2036                                 910,708          917,470
   6.00% due 06/01/2021 to 06/01/2036                 2,834,731        2,848,671
   6.25% due 05/15/2029                                 525,000          599,779
   6.50% due 05/01/2036                                 648,132          660,132
   7.00% due 12/01/2029 to 09/01/2031                   337,116          347,487
   7.50% due 09/01/2029 to 10/01/2031                   163,469          169,466
                                                                  --------------
                                                                      22,335,427
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 0.23%
   5.50% due 05/20/2036                               1,361,240        1,347,999
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $44,767,704)                                                $   44,658,389
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.44%

ARGENTINA - 0.21%
Republic of Argentina
   zero coupon, Step up to 1.18% on
      03/31/2009 due 12/31/2038 (b)            ARS    1,331,327          213,561
   0.275% due 12/15/2035 (b)                          6,125,626          179,556
   4.50% due 12/15/2035 (a)(b)                   $    2,575,000          255,955
   5.83% due 12/31/2033 (b)                    ARS    1,523,626          617,647
                                                                  --------------
                                                                       1,266,719
BRAZIL - 0.12%
Federative Republic of Brazil
   8.25% due 01/20/2034 (a)                      $      200,000          230,000
   11.00% due 08/17/2040                                380,000          494,950
                                                                  --------------
                                                                         724,950

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

CANADA - 0.01%
Government of Canada
   4.50% due 06/01/2015 (a)                    CAD       25,000   $       23,282
   5.50% due 06/01/2010                                  25,000           23,637
                                                                  --------------
                                                                          46,919
COLOMBIA - 0.19%
Republic of Colombia
   7.375% due 01/27/2017                         $      100,000          104,250
   7.375% due 09/18/2037                                450,000          455,625
   10.00% due 01/23/2012                                140,000          163,170
Republic of Colombia
   12.00% due 10/22/2015                       COP  800,000,000          385,804
                                                                  --------------
                                                                       1,108,849
DOMINICAN REPUBLIC - 0.05%
Government of Dominican Republic
   8.625% due 04/20/2027 (a)                     $      100,000          107,500
   9.04% due 01/23/2018                                 185,806          206,709
                                                                  --------------
                                                                         314,209
EGYPT - 0.15%
Egypt Government Bonds
   4.45% due 09/15/2015                                 900,000          868,392

EL SALVADOR - 0.05%
Republic of El Salvador
   7.65% due 06/15/2035                                 290,000          311,750

GERMANY - 0.14%
Federal Republic of Germany
   3.75% due 07/04/2013                        EUR      205,000          261,546
   4.25% due 07/04/2014                                  25,000           32,924
   5.25% due 01/04/2011                                 125,000          168,589
   5.25% due 01/04/2008                                 145,000          187,564
   6.25% due 01/04/2030                                 110,000          188,287
                                                                  --------------
                                                                         838,910
ITALY - 0.08%
Republic of Italy
   5.375% due 06/15/2033                         $      500,000          498,481

JAPAN - 0.08%
Government of Japan
   0.50% due 06/20/2013                        JPY   10,000,000           80,191
   1.10% due 03/21/2011                              10,000,000           84,940
   1.50% due 09/20/2014                              25,000,000          211,828
   1.80% due 03/22/2010                              10,000,000           87,345
                                                                  --------------
                                                                         464,304
MEXICO - 0.16%
Government of Mexico
   8.00% due 12/07/2023                        MXN    2,300,000          199,976
   8.375% due 01/14/2011                         $       80,000           89,280
   9.50% due 12/18/2014                        MXN    1,900,000          185,718
   9.875% due 02/01/2010                         $      155,000          176,855
   10.00% due 12/05/2024                       MXN    1,900,000          196,929
   11.375% due 09/15/2016                        $       50,000           71,750
                                                                  --------------
                                                                         920,508

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

PHILIPPINES - 0.02%
Republic of Philippines
   7.75% due 01/14/2031                          $      127,036   $      132,593

POLAND - 0.03%
Republic of Poland
   5.00% due 10/24/2013                        PLN      565,000          175,569

RUSSIA - 0.03%
Russian Federation, Series REGS
   5.00% due 03/31/2030                          $      130,000          145,093

SOUTH KOREA - 0.01%
Korea Treasury Bond, Series 1409
   4.25% due 09/10/2014                        KRW   80,000,000           81,924

SWEDEN - 0.02%
Kingdom of Sweden
   6.75% due 05/05/2014                        SEK      825,000          135,902

TURKEY - 0.05%
Republic of Turkey
   15.00% due 02/10/2010                       TRY      125,000           72,607
   20.00% due 10/17/2007                                295,700          211,577
                                                                  --------------
                                                                         284,184
UNITED KINGDOM - 0.04%
Government of United Kingdom
   4.25% due 12/07/2055                        GBP       10,000           20,192
   6.00% due 12/07/2028                                  25,000           58,412
   7.25% due 12/07/2007                                  20,000           38,400
   8.00% due 12/07/2015                                  40,000           94,097
                                                                  --------------
                                                                         211,101
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $8,009,240)                                                 $    8,530,357
                                                                  --------------
CORPORATE BONDS - 8.93%

ADVERTISING - 0.08%
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                         $      450,000          451,125

AEROSPACE - 0.25%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                                960,440        1,010,239
   7.156% due 12/15/2011                                472,472          490,600
                                                                  --------------
                                                                       1,500,839
AIR TRAVEL - 0.05%
Delta Air Lines Inc, Series 02-1
   6.417% due 07/02/2012                                295,000          300,163

AUTOMOBILES - 0.32%
DaimlerChrysler N.A. Holding Corp.
   4.75% due 01/15/2008                               1,500,000        1,485,151
General Motors Corp.
   7.125% due 07/15/2013                                450,000          395,438
                                                                  --------------
                                                                       1,880,589
BANKING - 1.37%
Banco Santander Chile
   5.375% due 12/09/2014                                130,000          127,981

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
BOI Capital Funding No 2 LP, Series 144A
   5.571% due 02/01/2049 (b)                     $      250,000   $      241,147
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                            550,000          527,333
DBS Bank, Ltd.
   7.125% due 05/15/2011                                200,000          214,422
HSBK Europe BV
   7.75% due 05/13/2013                                 190,000          193,325
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                             145,000          139,429
   4.90% due 09/23/2010                                 220,000          215,353
Landwirtschaftliche Rentenbank
   5.25% due 07/15/2011                               1,400,000        1,415,854
Lehman Brothers Holdings Inc., Series MTN
   5.50% due 04/04/2016                                 250,000          249,077
Lehman Brothers Holdings, Inc., Series MTN
   5.75% due 04/25/2011                                 350,000          353,961
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                            900,000          842,768
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)                             440,000          430,162
Santander Issuances S.A Unipersonal
   5.805% due 06/20/2016 (b)                            400,000          414,403
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)                            320,000          311,430
Unicredito Italiano Capital Trust II
   9.20% due 10/05/2049 (b)                             340,000          384,013
USB Capital IX
   6.189% due 04/15/2042 (b)                            620,000          627,040
Washington Mutual Bank, Series BKNT
   6.75% due 05/20/2036                                 250,000          268,519
Washington Mutual Preferred Funding Delaware
   6.534% due 03/29/2049 (b)                            600,000          589,440
Wells Fargo Company
   3.50% due 04/04/2008                                 125,000          122,028
Zions Bancorporation
   5.50% due 11/16/2015                                 500,000          494,009
                                                                  --------------
                                                                       8,161,694
BUILDING MATERIALS & CONSTRUCTION - 0.03%
Building Materials Corporation of America
   7.75% due 08/01/2014                                 175,000          155,313

BUSINESS SERVICES - 0.16%
Electronic Data Systems Corp.
   6.50% due 08/01/2013                                 400,000          405,770
The Thomson Corp.
   5.50% due 08/15/2035                                 585,000          536,385
                                                                  --------------
                                                                         942,155
CABLE AND TELEVISION - 0.30%
Charter Communications Operating LLC
   8.00% due 04/30/2012                                 210,000          211,575
   8.375% due 04/30/2014                                250,000          254,062
Comcast Corp.
   6.45% due 03/15/2037                                 310,000          310,150
   6.50% due 11/15/2035                                 250,000          251,741

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Cox Communications, Inc.
   7.75% due 11/01/2010                          $      125,000   $      134,899
Kabel Deutschland GMBH
   10.625% due 07/01/2014                                80,000           85,800
News America, Inc.
   6.40% due 12/15/2035                                 150,000          147,110
Time Warner, Inc.
   7.625% due 04/15/2031                                260,000          287,214
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                125,000          116,719
                                                                  --------------
                                                                       1,799,270
CELLULAR COMMUNICATIONS - 0.23%
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                  90,000          115,056
Dobson Cellular Systems, Inc.
   9.875% due 11/01/2012                                350,000          375,375
Nextel Communications, Inc.
   6.875% due 10/31/2013                                265,000          269,755
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                530,000          583,000
                                                                  --------------
                                                                       1,343,186
COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Cisco Systems, Inc.
   5.25% due 02/22/2011                                 125,000          125,526

CRUDE PETROLEUM & NATURAL GAS - 0.12%
Apache Finance Canada Corp.
   7.75% due 12/15/2029                                 290,000          354,782
XTO Energy Inc.
   6.10% due 04/01/2036                                 340,000          336,327
                                                                  --------------
                                                                         691,109
DOMESTIC OIL - 0.09%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                480,000          510,816

DRUGS & HEALTH CARE - 0.05%
Allegiance Corp.
   7.00% due 10/15/2026                                 290,000          308,801

ELECTRICAL UTILITIES - 0.61%
AES Corp.
   9.375% due 09/15/2010                                720,000          777,600
Appalachian Power Company
   5.55% due 04/01/2011                                 125,000          125,743
   6.375% due 04/01/2036                                190,000          193,541
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                                 230,000          244,877
FirstEnergy Corp.
   7.375% due 11/15/2031                                 50,000           57,807
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                                350,000          353,781
National Grid PLC
   6.30% due 08/01/2016                                 260,000          269,745
Oncor Electric Delivery Company
   7.00% due 05/01/2032                                 125,000          137,634
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                 275,000          263,766

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
PSEG Funding Trust I
   5.381% due 11/16/2007                         $      430,000   $      429,338
Scottish Power PLC
   4.91% due 03/15/2010                                 460,000          452,430
   5.81% due 03/15/2025                                 180,000          176,680
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                 170,000          166,290
                                                                  --------------
                                                                       3,649,232
ELECTRONICS - 0.07%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                135,000          136,217
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                                 250,000          276,757
                                                                  --------------
                                                                         412,974
ENERGY - 0.21%
Energy East Corp.
   6.75% due 07/15/2036                                 375,000          392,523
Enterprise Products Operating LP, Series B
   5.00% due 03/01/2015                                  85,000           79,713
   5.60% due 10/15/2014                                 290,000          283,768
   6.875% due 03/01/2033                                250,000          257,251
Puget Sound Energy, Inc.
   6.274% due 03/15/2037                                240,000          244,196
                                                                  --------------
                                                                       1,257,451
FINANCIAL SERVICES - 1.88%
AIG SunAmerica Global Financing VII
   5.85% due 08/01/2008                               1,250,000        1,263,015
AMBAC Financial Group, Inc.
   5.95% due 12/05/2035                                 220,000          219,072
American Express Company
   6.80% due 09/01/2066                                 150,000          158,362
American General Finance Corp., Series MTN
   5.625% due 08/17/2011                                330,000          333,646
Capital One Financial Corp, Series MTN
   5.70% due 09/15/2011                                 490,000          493,452
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                 270,000          265,874
CIT Group, Inc.
   5.00% due 11/24/2008                                 350,000          348,590
Downey Financial Corp.
   6.50% due 07/01/2014                                 370,000          370,992
ERP Operating LP
   4.75% due 06/15/2009                                 345,000          340,156
General Electric Capital Corp.
   5.45% due 01/15/2013                                 250,000          253,053
General Motors Acceptance Corp.
   7.00% due 02/01/2012                                 400,000          398,682
Goldman Sachs Group, Inc.
   5.25% due 04/01/2013                                 250,000          247,291
HVB Funding Trust III
   9.00% due 10/22/2031                                 160,000          204,469
International Lease Finance Corp.
   4.75% due 01/13/2012                                 490,000          476,091
   4.75% due 07/01/2009                                 250,000          246,673

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
JP Morgan Chase Capital XX
   6.55% due 09/29/2036                          $       60,000   $       60,512
JP Morgan Chase Capital XVIII, Series R
   6.95% due 08/17/2036                                 355,000          377,074
JPMorgan Chase & Company
   5.35% due 03/01/2007                                 125,000          124,957
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                             620,000          664,046
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                            250,000          252,028
Nationwide Life Global Funding I
   5.35% due 02/15/2007                                 110,000          109,992
NiSource Finance Corp.
   6.15% due 03/01/2013                                 160,000          162,252
Reliastar Financial Corp.
   6.50% due 11/15/2008                                 280,000          286,711
Residential Capital Corp.
   6.375% due 06/30/2010                                210,000          212,473
   6.50% due 04/17/2013                                 260,000          264,041
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
   06/30/2008 due 12/29/2049 (b)                        580,000          616,354
The Goldman Sachs Group, Inc.
   4.75% due 07/15/2013                                 250,000          240,066
Tokai Preferred Capital Company, LLC
   9.98% due 12/29/2049 (b)                             600,000          643,189
Twin Reefs Pass Through Trust
   6.33% due 12/10/2049 (b)                             700,000          700,610
Washington Mutual, Inc.
   5.25% due 09/15/2017                                 500,000          481,057
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                345,000          332,720
                                                                  --------------
                                                                      11,147,500
FOOD & BEVERAGES - 0.40%
Diageo Capital PLC
   4.375% due 05/03/2010                                160,000          155,152
Kellogg Company, Series B
   6.60% due 04/01/2011                                 250,000          263,042
Kraft Foods, Inc.
   6.25% due 06/01/2012                                 250,000          260,016
Molson Coors Capital Financial
   4.85% due 09/22/2010                                 445,000          437,282
Nabisco, Inc.
   7.55% due 06/15/2015                                 375,000          426,422
Supervalu, Inc.
   7.50% due 05/15/2012                                 375,000          380,232
Tyson Foods, Inc.
   6.60% due 04/01/2016                                 470,000          483,938
                                                                  --------------
                                                                       2,406,084
GAS & PIPELINE UTILITIES - 0.21%
Energy Transfer Partners LP
   5.95% due 02/01/2015                                 545,000          543,886
Gulfstream Natural Gas System LLC
   6.19% due 11/01/2025                                 240,000          242,509

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Kinder Morgan Energy Partners LP
   5.125% due 11/15/2014                         $      160,000   $      152,085
Williams Companies, Inc.
   8.125% due 03/15/2012                                300,000          320,250
                                                                  --------------
                                                                       1,258,730
HEALTHCARE PRODUCTS - 0.08%
Boston Scientific Corp.
   6.00% due 06/15/2011                                 210,000          211,253
Cardinal Health, Inc.
   5.80% due 10/15/2016                                 250,000          249,864
                                                                  --------------
                                                                         461,117
HEALTHCARE SERVICES - 0.04%
Humana, Inc.
   6.45% due 06/01/2016                                 230,000          238,333

HOMEBUILDERS - 0.09%
Technical Olympic USA, Inc.
   10.375% due 07/01/2012                               150,000          129,750
William Lyon Homes, Inc.
   10.75% due 04/01/2013                                415,000          381,800
                                                                  --------------
                                                                         511,550
HOTELS & RESTAURANTS - 0.06%
Buffets, Inc.
   11.25% due 07/15/2010                                100,000          105,750
Seminole Tribe of Florida
   5.798% due 10/01/2013                                230,000          227,171
                                                                  --------------
                                                                         332,921
INSURANCE - 0.30%
CNA Financial Corp.
   7.25% due 11/15/2023                                 375,000          398,687
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                                 250,000          238,494
   7.50% due 08/15/2036                                 310,000          332,537
Lincoln National Corp.
   6.20% due 12/15/2011                                 140,000          145,081
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                                 60,000           70,190
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                             490,000          481,414
The St. Paul Travelers Companies, Inc.
   6.25% due 06/20/2016                                 125,000          130,337
                                                                  --------------
                                                                       1,796,740
INTERNATIONAL OIL - 0.36%
Newfield Exploration Co.
   6.625% due 04/15/2016                                450,000          437,625
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                 315,000          307,755
   7.375% due 12/15/2014                                500,000          540,500
   8.50% due 02/15/2008                                 700,000          725,200
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                                114,000          110,416
                                                                  --------------
                                                                       2,121,496

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INVESTMENT COMPANIES - 0.19%
Temasek Financial I, Ltd., Series REGS
   4.50% due 09/21/2015                          $    1,225,000   $    1,163,456

LEISURE TIME - 0.06%
MGM Mirage, Inc.
   8.50% due 09/15/2010                                 350,000          372,312

MEDICAL-HOSPITALS - 0.07%
HCA, Inc.
   6.50% due 02/15/2016                                 350,000          280,000
Tenet Healthcare Corp.
   9.875% due 07/01/2014                                125,000          124,531
                                                                  --------------
                                                                         404,531
MINING - 0.08%
Teck Cominco, Ltd.
   6.125% due 10/01/2035                                500,000          480,319

PAPER - 0.16%
International Paper Company
   5.50% due 01/15/2014                                 220,000          217,568
   5.85% due 10/30/2012                                 210,000          214,581
Jefferson Smurfit Corp.
   7.50% due 06/01/2013                                 350,000          322,875
Stora Enso Oyj
   6.404% due 04/15/2016                                200,000          203,863
                                                                  --------------
                                                                         958,887
PETROLEUM SERVICES - 0.19%
Anadarko Petroleum Corp.
   6.45% due 09/15/2036                                 380,000          388,143
Petroleum Export, Ltd.
   5.265% due 06/15/2011                                427,254          420,755
Petroleum Export, Ltd./Cayman SPV
   4.623% due 06/15/2010                                316,667          312,167
                                                                  --------------
                                                                       1,121,065
PHARMACEUTICALS - 0.04%
Hospira, Inc.
   5.90% due 06/15/2014                                 250,000          248,843

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series
   2002-1
   6.061% due 01/17/2023                                 71,929           75,269

REAL ESTATE - 0.30%
Developers Diversified Realty Corp., REIT
   5.00% due 05/03/2010                                 375,000          370,095
Hospitality Properties Trust, REIT
   6.30% due 06/15/2016                                 225,000          229,887
Kimco Realty Corp., REIT
   4.82% due 06/01/2014                                 250,000          237,551
ProLogis, REIT
   5.25% due 11/15/2010                                 200,000          198,745
   5.625% due 11/15/2015                                250,000          248,027
Simon Property Group LP
   5.875% due 03/01/2017                                250,000          252,580
Simon Property Group LP, REIT
   6.10% due 05/01/2016                                 260,000          268,106
                                                                  --------------
                                                                       1,804,991

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

SANITARY SERVICES - 0.13%
Allied Waste North America, Inc., Series B
   9.25% due 09/01/2012                          $      725,000   $      773,031

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.06%
SBC Communications, Inc.
   5.625% due 06/15/2016                                125,000          123,629
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                205,000          214,448
                                                                  --------------
                                                                         338,077
TELEPHONE - 0.26%
AT&T, Inc.
   6.80% due 05/15/2036                                 370,000          388,697
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011                                 320,000          320,000
   7.90% due 08/15/2010                                  85,000           87,338
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                 150,000          150,000
Telefonica Emisones SAU
   7.045% due 06/20/2036                                160,000          168,852
Verizon, New York, Inc.
   6.875% due 04/01/2012                                400,000          417,135
                                                                  --------------
                                                                       1,532,022
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $53,265,668)                          $   53,037,517
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.20%
Banc of America Funding Corp.,
   Series 2005-H, Class 9A1
   5.9660% due 11/20/2035 (b)                           411,335          412,367
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                 247,317          245,874
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2005-10, Class A3
   4.65% due 10/25/2035 (b)                             875,000          853,690
Bear Stearns Alt-A Trust, Series 2006-6,
   Class 2A1
   6.00% due 10/25/2036 (b)                           1,225,000        1,226,723
Bear Stearns Alt-A Trust, Series 2005-9,
   Class 26A1
   5.83% due 11/25/2035 (b)                             422,241          423,148
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                250,000          272,998
Commercial Mortgage, Series 2003-LB1A,
   Class A2
   4.084% due 06/10/2038                                750,000          701,347
Countrywide Alternative Loan Trust,
   Series 2005-46CB, Class A8
   5.50% due 10/25/2035                                 409,857          408,817
Countrywide Alternative Loan Trust,
   Series 2005-54CB, Class 1A7
   5.50% due 11/25/2035                                 490,814          491,188
Countrywide Alternative Loan Trust,
   Series 2005-62, Class 2A1
   5.563% due 12/25/2035 (b)                            478,750          478,750

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Countrywide Alternative Loan Trust,
   Series 2005-64CB, Class 1A7
   5.50% due 12/25/2035                          $      406,654   $      405,622
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2006-HYB5, Class 3A1B
   6.0081% due 09/20/2036 (b)                           120,866          121,692
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2005-HYB8, Class 4A1
   5.6873% due 12/20/2035 (b)                         1,953,603        1,943,553
Countrywide Home Loan Trust,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                                 271,676          269,785
Credit Suisse Mortgage Capital Certificates,
   Series 2006-3, Class 1A4A
   5.896% due 04/25/2036                                500,000          504,178
Crown Castle Towers LLC,
   Series 2005-1A, Class AFL
   5.71% due 06/15/2035 (b)                             230,000          230,587
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                                625,000          610,566
Crown Castle Towers LLC, Series 2005-1A,
   Class B
   4.878% due 06/15/2035                                825,000          809,243
Crown Castle Towers LLC, Series 2005-1A,
   Class D
   5.612% due 06/15/2035                                290,000          289,222
CS First Boston Mortgage Securities Corp,
   Series 2004-C5, Class A3
   4.499% due 11/15/2037                                120,000          116,211
CS First Boston Mortgage Securities Corp,
   Series 2005-7, Class 3A1
   5.00% due 08/25/2020                                  76,985           76,363
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                331,354          333,968
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                                500,000          504,549
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                 750,000          778,987
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                500,000          520,354
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                250,000          239,708
CS First Boston Mortgage Securities Corp.,
   Series 2005-5, Class 4A1
   6.25% due 07/25/2035                                 364,492          367,509
CSAB Mortgage Backed Trust, Series 2006-2,
   Class A6A
   5.72% due 09/25/2036                                 825,000          822,600
Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                 286,055          296,875

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                          $      161,718   $      167,686
First Horizon Alternative Mortgage
   Securities, Series 2005-FA8, Class 1A14
   5.50% due 11/25/2035                                 648,358          648,667
First Union National Bank Commercial
   Mortgage Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                636,310          642,393
First Union National Bank Commercial
   Mortgage Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                                353,245          355,743
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1
   6.079% due 05/15/2033                                 46,738           47,494
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                 500,000          519,403
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                360,000          362,168
Global Signal Trust, Series 2006-1, Class A2
   5.45% due 02/15/2036                                 375,000          375,926
Global Signal Trust, Series 2006-1, Class C
   5.707% due 02/15/2036                                300,000          301,078
GMAC Commercial Mortgage Securities, Inc,
   Series 2001-C2, Class A1
   6.25% due 04/15/2034                                 305,080          311,030
GMAC Commercial Mortgage Securities, Inc.,
   Series 1997-C1, Class A3
   6.869% due 07/15/2029                                138,847          139,804
GMAC Commercial Mortgage Securities, Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                                415,881          416,118
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                                313,932          306,549
Harborview Mortgage Loan Trust,
   Series 2005-15, Class 2A12
   6.13% due 10/20/2045 (b)                             450,113          458,753
Hilton Hotels Pool Trust, Series 2000-HLTA,
   Class B
   5.83% due 10/03/2015 (b)                             170,000          171,797
Indymac Index Mortgage Loan Trust, Series
   2006-AR5, Class 2A1
   5.8794% due 05/25/2036 (b)                         1,371,849        1,367,589
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2002-C1, Class
   A3
   5.376% due 07/12/2037                              1,165,000        1,173,751
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2004-CBX, Class
   A2
   3.89% due 01/12/2037                                 750,000          732,173
JPMorgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class A2
   4.79% due 10/15/2042                                 415,000          407,818
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1,Class A4
   6.462% due 03/15/2031                                500,000          528,619

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
MASTR Alternative Loans Trust, Series
   2004-5, Class 5A1
   4.75% due 06/25/2019                          $      760,215   $      744,236
Residential Accredit Loans, Inc., Series
   2006-QA1, Class A31
   6.2722% due 01/25/2036 (b)                           844,224          856,055
Residential Asset Securitization Trust,
   Series 2004-A6, Class A1
   5.00% due 08/25/2019                               1,651,190        1,613,535
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                290,000          302,987
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                113,779          114,412
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                                750,000          782,112
SBA CMBS Trust, Series 2005-1A, Class A
   5.369% due 11/15/2035                                280,000          280,746
SBA CMBS Trust, Series 2005-1A, Class B
   5.565% due 11/15/2035                                250,000          251,403
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2006-2, Class 5A1
   6.00% due 03/25/2036 (b)                             924,557          926,579
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2006-4, Class 4A1
   5.98% due 05/25/2036 (b)                           1,595,868        1,600,365
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2006-4, Class 5A1
   5.9711% due 05/25/2036 (b)                           587,013          588,667
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.5292% due 07/15/2027 (b)                           180,497          181,589
Washington Mutual Inc, Series 2003-S6,
   Class 2A3
   4.75% due 07/25/2018                                 465,639          450,890
Washington Mutual Inc, Series 2003-S7,
   Class A1
   4.50% due 08/25/2018                                 205,437          198,793
Washington Mutual, Inc., Series 2005-1,
   Class 6A1
   6.50% due 03/25/2035                                 523,974          528,248
Wells Fargo Mortgage Backed Securities
   Trust, Series 2003-3, Class 2A1
   5.25% due 04/25/2033                                 245,906          244,414
Wells Fargo Mortgage Backed Securities
   Trust, Series 2006-AR15, Class A1
   5.697% due 10/25/2036 (b)                          2,325,000        2,311,189
Wells Fargo Mortgage Backed Securities
   Trust, Series 2005-AR10, Class 2A6
   4.1089% due 06/25/2035 (b)                           675,000          685,286
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $37,309,279)                                                $   36,852,539
                                                                  --------------
ASSET BACKED SECURITIES - 2.55%
Advanta Business Card Master Trust,
   Series 2005-A1, Class A1
   5.40% due 04/20/2011 (b)                             375,000          374,649

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
Advanta Business Card Master Trust,
   Series 2005-A3, Class A3
   4.70% due 10/20/2011                          $      375,000   $      372,070
ARG Funding Corp., Series 2005-2A, Class A1
   4.54% due 05/20/2009                                 570,000          565,519
Bear Stearns Asset Backed Securities Inc,
   Series 2005-CL1, Class A1
   5.83% due 09/25/2034 (b)                             244,245          245,008
Countryplace Manufactured Housing Contract
   Trust, Series 2005-1, Class A3
   4.80% due 12/15/2035 (b)                             250,000          239,023
Countrywide Asset-Backed Certificates,
   Series 2006-S2, Class A5
   5.753% due 07/25/2027                                825,000          829,899
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                            127,764          126,861
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.61% due 09/25/2033 (b)                             173,615          173,697
CPS Auto Trust, Series 2006-A, Class 1A4
   5.33% due 11/15/2012                                 700,000          707,328
CPS Auto Trust, Series 2006-C, Class A4
   5.14% due 06/17/2013                                 825,000          824,762
CPS Auto Trust, Series 2005-C, Class A2
   4.79% due 03/15/2012                                 510,000          504,344
Discover Card Master Trust I,
   Series 1996-4, Class A
   5.70% due 10/16/2013 (b)                             675,000          684,781
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                                113,137          112,041
First Investors Auto Owner Trust,
   Series 2005-A, Class A2
   4.23% due 07/16/2012                                 391,754          388,547
Greenpoint Manufactured Housing,
   Series 2000-7, Class A1
   5.62% due 06/17/2022 (b)                             122,169          122,544
Hertz Vehicle Financing LLC, Series 2005-2A,
   Class A6
   5.08% due 11/25/2011                                 330,000          331,038
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   5.69% due 11/25/2034 (b)                             111,013          111,114
Long Beach Mortgage Loan Trust,
   Series 2005-WL2, Class 3A2
   5.44% due 08/25/2035 (b)                              79,603           79,611
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   5.62% due 11/25/2034 (b)                             143,209          143,249
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                             510,000          507,328
Peco Energy Transition Trust,
   Series 1999-A, Class A7
   6.13% due 03/01/2009                                 540,000          546,234

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A3
   4.14% due 09/25/2012                          $      420,000   $      410,415
PG&E Energy Recovery Funding LLC,
   Series 2005-2, Class A2
   5.03% due 03/25/2014                               1,000,000        1,000,672
PG&E Energy Recovery Funding LLC,
   Series 2005-2, Class A3
   5.12% due 12/25/2014                                 500,000          501,130
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                                 300,000          294,976
Rental Car Finance Corp., Series 2005-1A,
   Class A2
   4.59% due 06/25/2011                                 500,000          489,498
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                                 147,246          146,399
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                            625,000          617,908
Small Business Administration, Series
   2006-P10A, Class 1
   5.408% due 02/10/2016                                522,169          520,622
Specialty Underwriting & Residential
   Finance, Series 2004-BC4, Class A2B
   5.64% due 10/25/2035 (b)                             310,766          311,124
Spirit Master Funding LLC, Series 2005-1,
   Class A1 5.05% due 07/20/2023                        379,854          374,091
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   5.63% due 09/25/2034 (b)                              30,311           30,316
Triad Auto Receivables Owner Trust,
   Series 2005-A, Class A4
   4.22% due 06/12/2012                                 300,000          294,736
UPFC Auto Receivables Trust, Series 2005-A,
   Class A3
   4.34% due 12/15/2010                                 500,000          495,735
UPFC Auto Receivables Trust, Series 2005-B,
   Class A3
   4.98% due 08/15/2011                                 475,000          472,916
USAA Auto Owner Trust, Series 2004-3,
   Class A3
   3.16% due 02/17/2009                                 380,219          376,893
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                                  90,000           90,135
West Penn Funding LLC Transition Bonds,
   Series 2005-A, Class A1
   4.46% due 12/27/2010                                 720,000          709,088
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $15,262,035)                                                $   15,126,301
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.10%

SUPRANATIONAL - 0.01%
Inter-American Development Bank
   1.90% due 07/08/2009                        JPY    5,000,000           43,659

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SUPRANATIONAL OBLIGATIONS
(CONTINUED)

VENEZUELA - 0.09%
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                         $      510,000   $      543,366
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $594,607)                                                   $      587,025
                                                                  --------------
SHORT TERM INVESTMENTS - 10.03%
Federal National Mortgage Association Discount
   Notes
   zero coupon due 01/03/2007                    $    2,100,000   $    2,071,977
State Street Navigator Securities Lending
   Prime Portfolio (c)                               57,199,955       57,199,955
Republic of Turkey
   17.425% due 07/04/2007                      TRY      475,000          272,219
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $59,538,082)                                                $   59,544,151
                                                                  --------------
REPURCHASE AGREEMENTS - 1.58%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $9,380,087 on 10/2/2006,
   collateralized by $ 9,565,000
   Federal National Mortgage
   Association, 6.25% due
   02/28/2017 (valued at $9,565,000,
   including interest) (c)                       $    9,377,000   $    9,377,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $9,377,000)                                                 $    9,377,000
                                                                  --------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
   (COST $588,027,293) - 109.88%                                  $  652,440,708
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (9.88)%                                                           (58,665,307)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  593,775,401
                                                                  ==============

INDEX ALLOCATION TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.02%
JOHN HANCOCK TRUST
500 Index Trust Series NAV *                          2,049,017   $   23,379,280
Bond Index Trust A Series NAV *                       1,559,485       20,039,383
International Equity Index Trust A Series
   NAV *                                                525,416       10,019,691
Mid Cap Index Trust Series NAV *                        378,888        6,679,794
Small Cap Index Trust Series NAV *                      427,644        6,679,794
                                                                  --------------
TOTAL INVESTMENT COMPANIES (Cost $65,128,020)                     $   66,797,942
                                                                  --------------
TOTAL INVESTMENTS (INDEX ALLOCATION TRUST)
   (COST $65,128,020) - 100.02%                                   $   66,797,942
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                          (10,466)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   66,787,476
                                                                  ==============

INTERNATIONAL CORE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 92.68%

AUSTRALIA - 1.92%
Amcor, Ltd.                                             202,929   $    1,125,017
Australia and New Zealand Bank Group, Ltd.              122,231        2,449,703
BHP Billiton, Ltd.                                      266,235        5,091,432
Commonwealth Bank of Australia, Ltd.                     56,427        1,926,213
Foster's Group, Ltd.                                    231,357        1,111,718
Mirvac Group, Ltd. (a)                                  366,861        1,297,496
Qantas Airways, Ltd., ADR                               292,304          852,781
Rio Tinto, Ltd. (a)                                      51,661        2,702,135
Stockland Company, Ltd. (a)                             107,998          596,312
Telstra Corp., Ltd. (a)                                 894,988        2,477,521
Woolworths, Ltd.                                        146,852        2,219,962
Zinifex, Ltd.                                           134,839        1,182,169
                                                                  --------------
                                                                      23,032,459
AUSTRIA - 0.40%
Bohler Uddeholm AG                                       11,756          661,597
OMV AG                                                   38,751        2,008,738
Voestalpine AG                                           50,172        2,073,105
                                                                  --------------
                                                                       4,743,440
BELGIUM - 0.87%
Colruyt SA (a)                                            2,542          434,073
Delhaize Group (a)                                       14,455        1,214,915
Dexia                                                    93,057        2,411,901
Fortis Group SA                                         109,127        4,431,594
UCB SA (a)                                               30,134        1,917,211
                                                                  --------------
                                                                      10,409,694
BERMUDA - 0.09%
Frontline, Ltd. (a)                                      10,087          385,893
Noble Group, Ltd. (a)                                   159,639          104,681
Yue Yuen Industrial Holdings, Ltd. (a)                  190,782          587,655
                                                                  --------------
                                                                       1,078,229
CANADA - 2.01%
Alcan Aluminum, Ltd. USD                                 53,500        2,137,218
BCE, Inc. (a)                                            56,624        1,539,490
Canadian Imperial Bank of Commerce                       43,030        3,250,787
Canadian Natural Resources, Ltd.                        110,663        5,054,854
EnCana Corp. - CAD (a)                                   37,503        1,749,041
Goldcorp, Inc.                                           59,800        1,413,494
Magna International, Inc. (a)                            10,000          727,672
National Bank of Canada (a)                              26,735        1,462,370
Nexen, Inc.                                              22,161        1,187,338
Petro-Canada                                             96,933        3,912,262
Royal Bank of Canada                                     12,626          560,539
Teck Cominco, Ltd.                                       17,300        1,085,904
                                                                  --------------
                                                                      24,080,969
DENMARK - 0.31%
A P Moller- Maersk A/S, Series A                            129        1,077,560
Danske Bank AS                                           27,481        1,081,147
DSV AS                                                    5,322          930,762
H. Lundbeck AS (a)                                       26,845          625,683
                                                                  --------------
                                                                       3,715,152

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINLAND - 2.23%
Fortum Corp. Oyj                                        164,411   $    4,382,269
Kesko Oyj                                                51,733        2,176,327
Kone Corp. Oyj                                           15,092          732,353
Metso Oyj                                                58,983        2,171,532
Nokia AB Oyj                                            319,315        6,343,854
OKO Bank - A                                             25,000          398,991
Outokumpu Oyj (a)                                        96,196        2,456,648
Rautaruukki Oyj                                          91,091        2,617,494
Sampo Oyj, A Shares                                     198,742        4,145,086
YIT Oyj (a)                                              53,334        1,236,189
                                                                  --------------
                                                                      26,660,743
FRANCE - 10.46%
Alstom RGPT * (a)                                        30,983        2,804,526
AXA Group (a)                                            59,804        2,206,311
BNP Paribas SA (a)                                      240,589       25,898,207
Cap Gemini SA (a)                                        44,830        2,379,023
Carrefour SA (a)                                         49,709        3,142,447
Casino Guich-Perrachon SA (a)                            37,436        3,018,193
Compagnie De Saint Gobain SA                             53,208        3,861,136
Compagnie Generale des Etablissements
   Michelin, Class B                                     28,634        2,099,674
Credit Agricole S.A. (a)                                145,782        6,406,545
Lafarge SA (a)                                           19,574        2,527,956
L'Oreal SA (a)                                           23,124        2,349,836
LVMH Moet Hennessy SA (a)                                 9,266          955,120
Peugeot SA (a)                                           93,191        5,257,547
Pinault-Printemps-Redoute SA                              5,957          883,454
Publicis Groupe SA (a)                                   31,774        1,252,032
Renault Regie Nationale SA (a)                           88,247       10,126,296
Sanofi-Aventis                                           28,650        2,551,548
Schneider Electric SA (a)                                19,364        2,160,593
Societe Generale (a)                                     37,546        5,977,912
Suez SA                                                  55,876        2,458,366
Total SA (a)                                            506,234       33,235,617
Vallourec SA                                             12,992        3,031,097
Zodiac SA                                                10,246          608,074
                                                                  --------------
                                                                     125,191,510
GERMANY - 7.82%
Adidas-Salomon AG (a)                                    18,388          865,467
Allianz AG                                               18,282        3,165,445
Altana AG (a)                                            62,733        3,466,778
Bayerische Motoren Werke (BMW) AG                       103,799        5,562,361
Bilfinger Berger AG                                      13,723          814,600
Commerzbank AG                                          119,072        4,010,664
DaimlerChrysler AG                                       65,563        3,277,988
Deutsche Bank AG                                        100,652       12,151,193
Deutsche Boerse AG                                       20,437        3,074,991
Deutsche Post AG                                        105,010        2,757,675
Deutsche Postbank AG                                      9,528          723,449
E.ON AG                                                  63,459        7,525,823
Fresenius AG                                              8,119        1,449,544

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Hochtief AG (a)                                          28,037   $    1,756,049
KarstadtQuelle AG * (a)                                  47,733        1,135,435
MAN AG (a)                                               33,404        2,828,308
Merck & Company AG                                       12,470        1,322,875
Metro AG                                                 14,652          856,733
Muenchener Rueckversicherungs-
   Gesellschaft AG                                       73,248       11,588,818
Puma AG                                                   6,662        2,273,521
Salzgitter AG                                            27,672        2,601,713
SAP AG                                                   11,080        2,198,460
Solarworld AG (a)                                        17,046          937,029
Thyssen Krupp AG                                        224,827        7,578,480
TUI AG (a)                                              129,125        2,666,901
Volkswagen AG (a)                                        82,442        7,026,363
                                                                  --------------
                                                                      93,616,663
HONG KONG - 0.43%
CLP Holdings, Ltd.                                      246,596        1,495,413
Hong Kong Electric Holdings, Ltd.                       311,146        1,453,580
Hong Kong Exchange & Clearing, Ltd. (a)                 241,000        1,761,506
Sino Land Company, Ltd. (a)                             223,971          397,259
                                                                  --------------
                                                                       5,107,758
IRELAND - 0.69%
CRH PLC                                                  98,094        3,314,024
DCC PLC                                                  24,982          624,361
Depfa Bank PLC                                          194,898        3,600,069
Kerry Group PLC                                          32,884          780,132
                                                                  --------------
                                                                       8,318,586
ITALY - 2.72%
Banca Monte dei Paschi Siena SpA (a)                    362,496        2,198,230
Banco Popolare Di Verona e Novara SpA                    68,013        1,880,145
Benetton Group SpA                                       44,477          765,698
Eni SpA (a)                                             667,485       19,789,841
Fiat SpA * (a)                                          160,565        2,560,520
Impregilo SpA *                                         124,693          529,547
Italcementi SpA                                          48,474          784,696
UniCredito Italiano SpA                                 480,153        3,986,864
                                                                  --------------
                                                                      32,495,541
JAPAN - 23.89%
Aderans Company, Ltd.                                    18,935          491,026
AEON Company, Ltd.                                       77,411        1,899,194
Alps Electric Company (a)                                47,654          498,348
Amada Company, Ltd.                                      35,513          356,936
Astellas Pharmaceuticals, Inc.                           18,426          741,725
Canon, Inc.                                             113,950        5,948,576
Central Japan Railway Company, Ltd.                          84          896,949
Chubu Electric Power Company, Inc. (a)                  152,201        3,959,806
Cosmo Oil Company, Ltd. (a)                             123,000          507,636
Daido Steel Company, Ltd.                                41,960          306,877
Daiei Inc. * (a)                                         86,742        1,536,363
Daiichi Sankyo Company, Ltd.                             91,269        2,591,111
Daikyo, Inc. * (a)                                      279,112        1,459,425

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Daiwa Securities Group, Inc. (a)                        339,000   $    3,958,831
East Japan Railway Company                                  242        1,694,000
Eisai Company, Ltd. (a)                                  49,420        2,391,425
Elpida Memory, Inc. * (a)                                18,000          817,627
Fuji Heavy Industries, Ltd. (a)                         307,884        1,753,373
Fujikura, Ltd. (a)                                      179,000        1,961,415
Fujitsu, Ltd. (a)                                       117,000          965,746
Haseko Corp. * (a)                                      812,653        2,802,964
Hokkaido Electric Power Company, Inc.                    52,901        1,284,418
Honda Motor Company, Ltd. (a)                           784,588       26,396,732
Isetan Company, Ltd. (a)                                 53,097          896,799
Ishikawajima-Harima Heavy Industries
   Company, Ltd. (a)                                    408,231        1,248,910
Isuzu Motors, Ltd. (a)                                  569,458        1,867,629
Itochu Corp.                                            669,953        5,194,975
Kansai Electric Power Company, Ltd. (a)                 156,800        3,621,017
Kao Corp. (a)                                            79,950        2,134,259
Kawasaki Heavy Industries, Ltd. (a)                     272,562          903,150
Kawasaki Kisen Kaisha, Ltd. (a)                         386,000        2,440,305
Keisei Electric Railway Company, Ltd. (a)                23,542          144,444
Kenedix, Inc. (a)                                           242        1,351,508
Kirin Brewery Company, Ltd.                              76,000        1,015,695
KK DaVinci Advisors * (a)                                 1,068        1,022,746
Komatsu, Ltd. (a)                                       240,051        4,150,034
Konami Corp. (a)                                         57,477        1,461,280
Kubota Corp. (a)                                        225,000        1,849,576
Kyocera Corp.                                             8,800          753,966
Kyushu Electric Power (a)                                86,120        2,036,227
LeoPalace21 Corp.                                        48,210        1,760,891
Marubeni Corp.                                          489,176        2,437,589
Marui Company, Ltd. (a)                                  56,190          823,326
Mazda Motor Corp. (a)                                   391,512        2,375,615
Mediceo Holdings Company, Ltd. (a)                       30,000          615,254
Mitsubishi Corp.                                        402,005        7,563,145
Mitsubishi Estate Company, Ltd.                         164,596        3,598,794
Mitsubishi Heavy Industries, Ltd. (a)                   576,000        2,386,983
Mitsubishi Materials Corp. (a)                          376,870        1,555,387
Mitsubishi Rayon Company, Ltd. (a)                      204,080        1,349,003
Mitsubishi UFJ Financial Group, Inc.                      1,086       13,989,153
Mitsui & Company, Ltd. (a)                              248,440        3,162,346
Mitsui O.S.K. Lines, Ltd. (a)                            82,000          606,661
Mitsui Trust Holdings, Inc.                             415,447        4,731,871
Mizuho Financial Group, Inc.                                937        7,273,661
Mizuho Trust & Banking Company, Ltd. * (a)              216,000          483,254
Murata Manufacturing Company, Ltd. (a)                    9,900          687,966
NGK Spark Plug Company, Ltd. (a)                         39,000          775,042
Nikko Cordial Corp.                                      40,500          470,212
Nikon Corp. (a)                                          96,773        2,001,069
Nintendo Company, Ltd.                                    9,300        1,918,322
Nippon Sheet Glass Company, Ltd. (a)                    146,000          686,695
Nippon Telegraph & Telephone Corp.                        1,277        6,276,780
Nippon Yusen Kabushiki Kaisha (a)                       196,000        1,194,271

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nissan Chemical Industries, Ltd. (a)                     72,008   $      852,502
Nissan Motor Company, Ltd. (a)                        1,111,500       12,461,987
Nomura Holdings, Inc. (a)                               207,400        3,655,864
NTT DoCoMo, Inc. (a)                                      3,629        5,597,271
Orix Corp.                                               17,473        4,834,690
Osaka Gas Company, Ltd. (a)                             727,880        2,541,412
Pacific Metals Company, Ltd.                             99,000          776,059
Resona Holdings, Inc. * (a)                               2,053        6,159,000
Ricoh Company, Ltd.                                     278,000        5,536,441
Seven & I Holdings Company, Ltd.                         25,000          805,085
Shinko Electric Industries Company, Ltd. (a)             39,333        1,096,657
Shinko Securities Company, Ltd.                         159,000          629,263
Showa Shell Sekiyu K.K.                                  45,800          510,786
Sojitz Holdings Corp. * (a)                             333,100        1,083,986
Sony Corp.                                               62,400        2,527,729
Sumitomo Chemical Company, Ltd. (a)                     241,000        1,801,373
Sumitomo Corp.                                          247,404        3,088,357
Sumitomo Metal Mining Company, Ltd. (a)                 204,000        2,676,203
Sumitomo Mitsui Financial Group, Inc.                        64          672,542
Sumitomo Realty &
   Development Company, Ltd.                            100,000        2,940,678
Sumitomo Trust & Banking Company, Ltd. (a)              171,552        1,796,935
Taisho Pharmaceuticals Company, Ltd. (a)                 37,210          714,243
Takashimaya Company, Ltd. (a)                            55,564          706,322
Takeda Pharmaceutical Company, Ltd. (a)                 351,111       21,929,560
The Japan Steel Works, Ltd. (a)                         124,000          849,085
The Tokyo Electric Power Company, Ltd. (a)               60,361        1,739,215
Toho Zinc Company, Ltd. * (a)                            99,000          765,153
Tohoku Electric Power Company, Inc. (a)                  80,600        1,765,686
Tokyo Electron, Ltd.                                     37,600        2,781,763
Tokyo Gas Company, Ltd. (a)                             569,603        2,857,669
Tokyo Seimitsu Company, Ltd. (a)                         13,899          730,286
Tokyo Steel Manufacturing Company, Ltd.                  36,100          568,728
TonenGeneral Sekiyu K.K. (a)                            128,867        1,165,264
Toray Industries, Inc. (a)                              261,000        1,966,347
Toshiba Corp. (a)                                       295,000        1,915,000
Toyo Tire & Rubber Company, Ltd.                         84,188          361,010
Toyota Motor Corp.                                      294,700       16,033,678
YASKAWA Electric Corp.                                   97,304          956,548
                                                                  --------------
                                                                     285,886,690
NETHERLANDS - 9.06%
ABN AMRO Holdings NV                                    613,871       17,912,122
Aegon NV (a)                                            415,398        7,794,256
Akzo Nobel NV                                            37,329        2,300,626
Buhrmann NV                                              61,870          933,263
Corio NV                                                  9,531          694,657
CSM NV                                                   29,490          939,054
DSM NV                                                   34,787        1,526,545
Euronext NV (a)                                          26,597        2,586,348
Hagemeyer N.V. * (a)                                    192,794          939,219
Heineken Holding NV                                      28,901        1,136,257
Heineken NV                                             122,152        5,589,704

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
ING Groep NV                                            634,292   $   27,914,870
Koninklijke Ahold NV *                                   89,081          947,046
Mittal Steel Company NV                                 135,110        4,720,560
Oce-Van Der Grinten NV (a)                               40,496          650,411
Reed Elsevier NV                                        204,051        3,404,133
Royal Dutch Shell PLC, A Shares                         323,109       10,645,427
Royal Dutch Shell PLC, A Shares (a)                     168,482        5,555,987
Royal Dutch Shell PLC, B Shares                         242,381        8,224,286
Stork NV *                                                8,499          430,212
TNT Post Group NV                                        53,307        2,022,753
Vedior NV                                                48,955          917,317
Wereldhave NV                                             5,629          614,860
                                                                  --------------
                                                                     108,399,913
NORWAY - 0.29%
Norsk Hydro ASA                                          66,793        1,495,703
Statoil ASA                                              64,182        1,521,052
Yara International ASA (a)                               32,325          491,676
                                                                  --------------
                                                                       3,508,431
SINGAPORE - 0.92%
CapitaLand, Ltd. *                                      467,797        1,489,518
Cosco Corp. Singapore, Ltd.                             821,400          859,725
DBS Group Holdings, Ltd.                                306,769        3,713,723
Keppel Land, Ltd. (a)                                   256,462          802,050
K-REIT Asia *                                            51,292           57,566
Neptune Orient Lines, Ltd. (a)                          463,512          593,272
SembCorp Industries, Ltd.                               469,198          994,014
SembCorp Marine, Ltd.                                   201,733          424,835
Singapore Technologies Engineering, Ltd.                318,317          572,007
Singapore Telecommunications, Ltd.                      555,210          854,169
StarHub Ltd *                                           464,323          658,718
                                                                  --------------
                                                                      11,019,597
SPAIN - 1.21%
ACS Actividades SA                                       15,574          738,948
Fomento de Construcciones SA                             13,185        1,053,811
Gas Natural SDG SA (a)                                   33,169        1,209,797
Iberdrola SA                                            112,517        5,038,891
Repsol SA                                               166,211        4,948,971
Sacyr Vallehermoso SA (a)                                33,933        1,543,311
                                                                  --------------
                                                                      14,533,729
SWEDEN - 1.59%
Atlas Copco AB, Series A                                 93,000        2,447,971
Boliden AB (a)                                          103,550        1,968,147
Electrolux AB, Series B (a)                             134,927        2,195,525
Nordea Bank AB                                          138,400        1,816,770
Sandvik AB                                              159,000        1,826,287
Skandinaviska Enskilda Banken AB, Series A               77,800        2,095,745
Svenska Cellulosa AB, Series B                           33,706        1,548,599
Svenska Handelsbanken AB, Series A (a)                   59,400        1,608,215
Tele2 AB, Series B                                      146,080        1,478,138

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SWEDEN (CONTINUED)
Teliasonera AB                                          315,000   $    2,024,421
                                                                  --------------
                                                                      19,009,818
SWITZERLAND - 4.72%
ABB, Ltd.                                               533,971        7,024,249
Compagnie Financiere
   Richemont AG, Series A                                29,165        1,404,025
Credit Suisse Group AG                                   41,715        2,413,499
Nestle SA                                                12,125        4,227,509
Novartis AG                                              64,977        3,793,139
Roche Holdings AG                                        40,404        6,985,482
Serono AG, Series B                                       1,575        1,360,256
Swiss Life Holding *                                      5,560        1,300,520
Swiss Re                                                 38,690        2,960,922
UBS AG *                                                186,216       11,138,710
Unaxis Holding AG *                                       2,244          751,888
Zurich Financial Services AG                             53,592       13,167,646
                                                                  --------------
                                                                      56,527,845
UNITED KINGDOM - 21.05%
Alliance & Leicester PLC                                 81,586        1,658,240
AMEC PLC                                                130,822          876,528
Anglo American PLC                                      309,681       12,942,110
Arriva PLC                                               63,802          788,098
AstraZeneca Group PLC                                   371,186       23,188,878
Aviva PLC                                               237,235        3,476,501
BAE Systems PLC                                         144,469        1,068,682
Barclays PLC                                            232,310        2,930,418
Barratt Developments PLC                                194,835        3,887,103
BBA Group PLC                                           208,987        1,041,383
Berkeley Group Holdings PLC *                            39,235          987,638
BG Group PLC                                            551,564        6,699,501
BHP Billiton PLC                                         90,979        1,569,907
Boots Group PLC                                         202,034        2,930,407
British American Tobacco Australasia, Ltd.               71,477        1,931,681
BT Group PLC                                          1,979,949        9,930,946
Cable & Wireless PLC                                    561,077        1,454,367
Cadbury Schweppes PLC                                   304,187        3,236,480
Centrica PLC                                            960,455        5,846,503
Cobham PLC                                              466,728        1,585,413
Compass Group PLC                                       342,065        1,717,316
CSR PLC *                                                25,921          408,960
Dixons Group PLC                                        666,160        2,730,389
EMI Group PLC                                           213,535        1,063,047
George Wimpey PLC                                       396,616        3,845,048
GlaxoSmithKline PLC                                   1,136,110       30,235,823
GUS PLC                                                 164,441        2,972,960
Hanson PLC                                              118,875        1,720,888
HBOS PLC                                                417,868        8,266,391
IMI PLC                                                  74,896          710,320
Imperial Chemical Industries PLC                        246,287        1,831,079
Imperial Tobacco Group PLC                              206,314        6,873,066
J Sainsbury PLC                                         346,054        2,431,956

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Johnson Matthey PLC                                      38,997   $    1,006,462
Kingfisher PLC                                          619,364        2,842,869
Ladbrokes PLC                                           130,127          947,368
Lloyds TSB Group PLC                                    372,093        3,757,031
London Stock Exchange Group PLC                          37,888          876,439
Man Group PLC                                           336,786        2,823,799
Marks & Spencer Group PLC                               366,647        4,408,827
Michael Page International PLC                          139,606        1,005,274
Next Group PLC                                          114,875        4,076,296
Northern Rock                                            44,953          982,660
Rank Group PLC                                          117,148          514,686
Rio Tinto PLC                                           384,230       18,171,816
Royal & Sun Alliance PLC                                955,879        2,665,576
Royal Bank of Scotland Group PLC                        566,955       19,513,364
Scottish & Newcastle PLC                                139,942        1,492,879
Scottish & Southern Energy PLC                           49,651        1,224,744
Scottish Power PLC *                                    213,966        2,608,921
Standard Chartered PLC                                   50,825        1,301,264
Tate & Lyle PLC                                         119,071        1,603,388
Taylor Woodrow PLC                                      576,914        3,830,322
Tomkins PLC                                             410,944        1,820,851
United Utilities PLC                                    150,748        1,990,446
Vodafone Group PLC *                                  5,347,458       12,234,834
William Morrison Supermarket PLC                        560,679        2,552,519
Wolseley PLC                                             39,632          835,192
Xstrata PLC                                              95,649        3,950,796
                                                                  --------------
                                                                     251,876,650
                                                                  --------------
TOTAL COMMON STOCKS (Cost $945,552,772)                           $1,109,213,417
                                                                  --------------
PREFERRED STOCKS - 0.40%

GERMANY - 0.26%
Henkel KGaA-Vorzug, Non-Voting (a)                        9,773        1,359,622
Volkswagen AG, Non-Voting                                30,297        1,793,054
                                                                  --------------
                                                                       3,152,676
ITALY - 0.14%
Unipol SpA                                              542,757        1,607,809
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $3,624,350)                          $    4,760,485
                                                                  --------------
SHORT TERM INVESTMENTS - 25.27%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  302,469,476   $  302,469,476
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $302,469,476)                                               $  302,469,476
                                                                  --------------

INTERNATIONAL CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 6.07%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $72,640,903 on 10/2/2006,
   collateralized by $72,090,000 Federal
   National Mortgage Association, 6.27% due
   07/18/2016 (valued at $74,072,475,
   including interest)  (c)                      $   72,617,000   $   72,617,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $72,617,000)                                                $   72,617,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL CORE TRUST)
   (COST $1,324,263,598) - 124.42%                                $1,489,060,378
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (24.42)%                                                         (292,258,899)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,196,801,479
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Banking             13.07%
Automobiles          8.06%
International Oil    7.45%
Insurance            6.74%
Pharmaceuticals      5.77%

INTERNATIONAL EQUITY INDEX TRUST A

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.57%

ARGENTINA - 0.02%
Petrobras Energia Participaciones SA, ADR,
   B Shares * (a)                                         1,705   $       17,169
Siderar SA, Class A Shares, ADR                             195           10,153
Telecom Argentina SA, ADR, B Shares * (a)                 1,484           20,405
Transportadora de Gas del Sur SA, ADR * (a)                 210            1,155
                                                                  --------------
                                                                          48,882
AUSTRALIA - 4.04%
ABC Learning Centres, Ltd. (a)                            5,347           24,974
Alinta, Ltd. (a)                                          4,638           39,451
Alumina, Ltd. (a)                                        18,406           85,011
Amcor, Ltd.                                              14,448           80,098
AMP, Ltd. (a)                                            30,171          201,258
Ansell, Ltd. (a)                                          2,185           17,265
APN News & Media, Ltd. (a)                                5,170           19,597
Aristocrat Leisure, Ltd. (a)                              5,821           61,241
Australia and New Zealand Bank Group, Ltd.               29,810          597,440
Australia Gas & Light Company, Ltd.                       7,417          118,709
Australian Stock Exchange, Ltd.                           2,934           71,149
Axa Asia Pacific Holdings, Ltd.                          14,214           68,938
Babcock & Brown, Ltd.                                     3,927           59,013
BHP Billiton, Ltd.                                       57,309        1,095,967

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Billabong International, Ltd. (a)                         2,888   $       31,569
Bluescope Steel, Ltd. (a)                                11,324           54,752
Boral, Ltd.                                               9,311           50,230
Brambles Industries, Ltd. (a)                            15,824          150,540
Caltex Australia, Ltd. (a)                                1,968           35,095
Centro Properties Group, Ltd.                            13,311           79,953
CFS Gandel Retail Trust                                  24,760           37,319
CFS Retail Property Trust *                                 761            1,124
Challenger Financial Services Group,
   Ltd. (a)                                               7,517           19,463
Coca-Cola Amatil, Ltd. (a)                                9,090           45,375
Cochlear, Ltd.                                              850           33,614
Coles Myer, Ltd. (a)                                     19,794          212,530
Commonwealth Bank of Australia, Ltd. (a)                 21,153          722,087
Commonwealth Property Office Fund, Ltd.                  26,130           27,491
Computershare, Ltd.                                       7,505           43,175
CSL, Ltd. (a)                                             2,958          119,250
CSR, Ltd.                                                13,040           28,995
DB RREEF Trust                                           44,157           52,716
DCA Group, Ltd. (a)                                       7,042           18,023
Downer EDI, Ltd.                                          4,417           19,775
Foster's Group, Ltd.                                     33,958          163,175
Futuris Corp., Ltd.                                       9,068           13,735
General Property Trust, Ltd.                             31,025          108,802
Goodman Fielder, Ltd.                                    17,846           28,762
Harvey Norman Holding, Ltd. (a)                           9,728           25,695
Iluka Resources, Ltd. (a)                                 3,689           19,571
ING Industrial Fund (a)                                  11,660           20,532
Investa Property Group, Ltd.                             26,362           48,388
James Hardie Industries, Ltd. (a)                         6,885           38,324
John Fairfax Holdings, Ltd.                              15,713           49,476
Leighton Holdings, Ltd. (a)                               2,445           35,283
Lend Lease Corp.                                          6,001           71,728
Lion Nathan, Ltd.                                         4,688           28,333
Macquarie Airports, Ltd.                                 10,703           24,517
Macquarie Bank, Ltd. (a)                                  4,005          206,643
Macquarie Communications
   Infrastructure Group, Ltd. (a)                         5,351           24,754
Macquarie Goodman Group, Ltd. (a)                        22,130          107,660
Macquarie Infrastructure Group, Ltd.                     40,020           95,555
Macquarie Office Trust                                   30,007           33,473
Mayne Nickless, Ltd.                                     10,404           26,549
Mayne Pharma, Ltd.                                       11,226           35,934
Mirvac Group, Ltd. (a)                                   14,797           52,333
Multiplex Group, Ltd.                                     9,760           25,634
National Australia Bank, Ltd. (a)                        26,377          722,300
Newcrest Mining, Ltd.                                     5,436           91,262
NRMA Insurance Group, Ltd. (a)                           25,942          102,203
OneSteel, Ltd.                                            9,823           30,784
Orica, Ltd. (a)                                           5,299           88,843
Origin Energy, Ltd.                                      12,743           63,420
Pacific Brands, Ltd. (a)                                  7,085           13,376
Paladin Resources, Ltd. * (a)                             7,176           25,433

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
PaperlinX, Ltd. (a)                                       7,295   $       20,956
Perpetual Trust of Australia, Ltd. (a)                      609           33,217
Publishing & Broadcasting, Ltd.                           1,983           27,580
Qantas Airways, Ltd., ADR                                14,195           41,413
QBE Insurance Group, Ltd.                                13,325          243,590
Rinker Group, Ltd.                                       14,778          153,270
Rio Tinto, Ltd. (a)                                       4,693          245,458
Santos, Ltd.                                              9,256           77,282
Sonic Healthcare, Ltd. (a)                                4,623           45,464
Stockland - New Shares *                                     10               54
Stockland Company, Ltd.                                  21,634          119,452
Stockland Trust                                             609            3,360
Suncorp-Metway, Ltd. (a)                                  8,989          147,155
Sydney Roads Group *                                     12,126           10,043
TABCORP Holdings, Ltd.                                    8,848          103,188
Tattersall's, Ltd.                                       10,486           28,010
Telstra Corp., Ltd. (a)                                  34,527           95,578
Toll Holdings, Ltd. (a)                                   8,499           97,597
Transurban Group, Ltd. * (a)                             12,988           70,744
UNiTAB, Ltd. (a)                                          1,967           21,868
Wesfarmers, Ltd. (a)                                      6,097          158,906
Westfield Group - New Shares *                               46              635
Westfield Group                                          24,450          343,340
Westpac Banking Corp., Ltd. (a)                          29,881          506,336
Woodside Petroleum, Ltd.                                  7,744          226,794
Woolworths, Ltd.                                         19,543          295,432
WorleyParsons, Ltd. (a)                                   2,333           29,245
Zinifex, Ltd.                                             8,043           70,515
                                                                  --------------
                                                                       9,962,146
AUSTRIA - 0.45%
Andritz AG                                                  169           25,793
BetandWin.com Interactive
   Entertainment AG * (a)                                   341            8,998
Bohler Uddeholm AG                                          680           38,269
Erste Bank der Oesterreichischen
   Sparkassen AG                                          3,177          197,898
Flughafen Wien AG                                           161           13,340
Immoeast Immobilien Anlagen AG *                          4,798           58,374
Immofinanz Immobilien Anlage AG *                         7,708           92,898
Mayr-Melnhof Karton AG                                       71           12,199
Meinl European Land, Ltd. *                               2,486           54,183
Oesterreichische Elektrizitaets AG, Class A               1,329           64,322
OMV AG                                                    2,838          147,114
Raiffeisen International Bank Holding AG (a)                616           65,645
RHI AG *                                                    395           15,460
Telekom Austria AG                                        6,449          162,812
Voestalpine AG                                            1,504           62,145
Wiener Staedtische Allgemeine
   Versicherung AG (a)                                      525           32,969
Wienerberger Baustoffindustrie AG                         1,216           57,449
                                                                  --------------
                                                                       1,109,868

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BELGIUM - 1.00%
Agfa Gevaert NV                                           1,643   $       38,978
Barco N.V. (a)                                              175           16,018
Bekaert SA                                                  220           21,672
Belgacom SA                                               2,736          106,699
Cofinimmo SA                                                 99           18,777
Colruyt SA (a)                                              270           46,105
Compagnie Maritime Belge SA                                 288            9,821
Delhaize Group (a)                                        1,283          107,834
Dexia                                                     9,571          248,066
Euronav NV (a)                                              243            7,889
Fortis Group SA                                          19,559          794,281
Groupe Bruxelles Lambert SA                               1,235          131,845
Interbrew                                                 3,066          168,890
KBC Bancassurance Holding NV                              3,065          322,933
Mobistar SA                                                 508           42,084
Omega Pharma SA                                             306           17,652
SA D'Ieteren Trading NV                                      48           16,028
Solvay SA                                                 1,066          137,943
Suez SA (a)                                               1,336           58,712
UCB SA (a)                                                1,473           93,717
Union Miniere SA                                            398           58,925
                                                                  --------------
                                                                       2,464,869
BERMUDA - 0.23%
Brilliance China Automotive Holdings, Ltd. *             46,000            7,144
Central European Media Enterprises, Ltd. *                  389           26,230
Cheung Kong Infrastructure Holdings, Ltd.                 7,228           22,032
Cosco Pacific, Ltd.                                      20,000           39,992
Credicorp, Ltd., ADR                                         76            3,190
Esprit Holdings, Ltd.                                    15,985          144,943
Frontline, Ltd. (a)                                         908           34,737
Giordano International, Ltd.                             19,389            9,431
Hopson Development Holdings, Ltd., GDR                   10,000           20,176
Johnson Electronic Holdings, Ltd.                        21,975           19,207
Kerry Properties, Ltd.                                    8,231           29,896
Li & Fung, Ltd.                                          30,829           76,127
Noble Group, Ltd. (a)                                    14,000            9,180
Orient Overseas International, Ltd.                       2,938           11,915
SeaDrill, Ltd., GDR *                                     3,697           48,622
Sinochem Hong Kong Holding, Ltd., GDR                    28,000           10,062
Texwinca Holdings, Ltd.                                   8,933            5,836
TPV Technology, Ltd.                                     18,000           17,095
Yue Yuen Industrial Holdings, Ltd.                        7,933           24,436
                                                                  --------------
                                                                         560,251
BRAZIL - 0.80%
All America Latina Logistica SA                           6,000           46,645
Aracruz Celulose SA, ADR (a)                                316           15,727
Banco Bradesco SA, ADR (a)                                3,249          108,354
Banco Nossa Caixa SA                                        559           11,142
Brasil Telecom Participacoes SA, ADR                        340           10,220
Brasil Telecom Participacoes SA *                     1,000,000           11,638
Braskem SA, ADR (a)                                         862           10,853

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BRAZIL (CONTINUED)
Centrais Eletricas Brasileiras SA, ADR,
   B Shares (a)                                             778   $        8,047
Centrais Eletricas Brasileiras SA, ADR                    1,295           14,373
Centrais Eletricas Brasileiras SA                     1,300,000           28,705
Cia Brasileira De Distribuicao Grupo Pao de
   Acucar, ADR (a)                                          171            4,448
Cia de Concessoes Rodoviarias, ADR                        2,300           22,219
Cia de Saneamento Basico do Estado de Sao
   Paulo *                                              230,000           27,507
Cia Energetica De Minas Gerais, ADR (a)                     703           27,593
Cia Siderurgica Nacional SA                               1,100           31,373
Cia Vale do Rio Doce                                      7,100          153,017
Companhia Siderurgica Nacional SA, ADR (a)                1,111           31,586
Companhia Vale Do Rio Doce, ADR (a)                       4,426           95,425
Companhia Vale Do Rio Doce, SP ADR (a)                    6,240          115,502
Cosan SA Industria e Comercio *                           2,682           43,243
Cyrela Brazil Realty SA                                   2,000           34,032
Diagnosticos da America SA *                                700           13,202
EDP - Energias do Brasil SA                                 900           11,509
Embratel Participacoes SA, ADR (a)                          490            7,762
Empresa Brasileira de Aeronautica SA *                    4,600           45,072
Empresa Brasileira de Aeronautica SA,
   ADR (a)                                                  558           21,913
Gafisa SA *                                               1,016           13,110
Gerdau SA, SADR (a)                                       2,214           30,000
Gerdau SA                                                   963           10,729
Lojas Renner SA                                             400           23,185
Natura Cosmeticos SA                                      1,700           20,872
Perdigao SA                                               1,128           11,509
Petroleo Brasileiro SA, ADR, Petro                        2,954          221,077
Petroleo Brasileiro SA, ADR                               2,127          178,306
Petroleo Brasileiro SA                                   10,900          227,391
Souza Cruz SA                                             1,200           18,548
Submarino SA *                                              762           14,897
Tele Norte Leste Participacoes SA, ADR (a)                1,938           26,570
Tele Norte Leste Participacoes SA                         1,000           30,821
Tractebel Energia SA                                      2,100           17,002
Unibanco - Uniao de Bancos Brasileiros SA *              12,200           90,356
Unibanco - Uniao De Bancos
   Brasileiros SA, ADR *                                    611           45,214
Usinas Siderurgicas de Minas Gerais SA,
   ADR * (a)                                                588           17,510
Vivo Participacoes SA, ADR * (a)                          3,136            9,784
Votorantim Celulose e Papel SA, SADR (a)                    467            7,911
                                                                  --------------
                                                                       1,965,899
CANADA - 5.92%
Aber Diamond Corp.                                          964           30,730
Abitibi Consolidated, Inc.                                6,481           16,098
ACE Aviation Holdings, Inc. *                             1,200           37,188
Agnico-Eagle Mines, Ltd.                                  1,887           58,563
Agrium, Inc.                                              2,039           55,217
Alcan Aluminum, Ltd. USD                                  6,181          246,919
Algoma Steel, Inc. *                                        700           19,653

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Alimentation Couche Tard, Inc., ADR                       2,100   $       44,930
Angiotech Pharmaceuticals, Inc. *                         1,346           11,828
ARC Energy Trust, ADR                                     1,500           36,599
Astral Media. Inc.                                          800           28,867
ATI Technologies, Inc. *                                  4,078           87,396
Bank Nova Scotia Halifax                                 16,152          695,787
Bank of Montreal                                          8,291          502,575
Barrick Gold Corp.                                       14,110          434,358
BCE, Inc.                                                 4,338          117,941
Bema Gold Corp. *                                         7,000           30,882
Biovail Corp.                                             2,450           37,348
Bombardier, Inc. *                                       23,662           74,050
Brookfield Asset Management, Inc.                         5,799          256,982
Brookfield Properties Corp.                               1,927           67,960
CAE, Inc.                                                 3,884           33,191
Cameco Corp.                                              5,834          213,073
Canadian Imperial Bank of Commerce                        5,470          413,242
Canadian National Railway Company                         8,802          368,986
Canadian Natural Resources, Ltd.                          8,808          402,331
Canadian Oil Sands Trust, ADR                             3,900          104,284
Canadian Pacific Railway, Ltd.                            2,626          130,829
Canadian Tire Corp., Ltd.                                 1,246           78,400
Canetic Resources Trust                                   3,100           52,565
Canfor Corp. *                                            1,100           10,998
Celestica, Inc. *                                         3,508           37,685
CGI Group, Inc. *                                         4,924           32,320
Cognos, Inc. *                                            1,587           57,776
Cott Corp. *                                              1,369           23,447
Domtar, Inc. *                                            3,590           21,118
Duvernay Oil Corp, ADR *                                    700           21,210
Eldorado Gold Corp. *                                     6,100           26,529
Enbridge, Inc.                                            5,624          181,903
EnCana Corp. - CAD                                       13,836          645,275
Ensign Energy Services, Inc., ADR                         2,000           33,268
Fairfax Financial Holdings, Ltd.                            341           44,347
Finning International, Inc.                               1,481           49,681
First Calgary Petroleums, Ltd., ADR *                     3,400           21,433
First Quantum Minerals, Ltd., ADR                         1,000           46,844
Fortis, Inc.                                              1,600           35,065
Four Seasons Hotels, Inc.                                   447           28,619
George Weston, Ltd.                                         864           54,945
Gildan Activewear, Inc. *                                   900           43,854
Glamis Gold, Ltd. *                                       2,704          106,540
Goldcorp, Inc.                                            6,059          143,217
Great-West Lifeco, Inc.                                   4,224          114,046
Harvest Energy Trust                                      1,800           48,825
Husky Energy, Inc.                                        2,174          140,281
IGM Financial, Inc.                                       1,904           80,329
Imperial Oil, Ltd.                                        5,727          192,424
Inco, Ltd.                                                3,144          240,226
Intrawest Corp.                                             923           31,906
Ipsco, Inc.                                                 800           69,505

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Ivanhoe Mines, Ltd. *                                     3,500   $       21,875
Jean Coutu Group, Inc.                                    2,200           23,456
Kinross Gold Corp. *                                      5,735           71,945
Loblaw Companies, Ltd.                                    1,763           74,902
Magna International, Inc.                                 1,757          127,852
Manulife Financial Corp.                                 26,076          841,765
MDS, Inc.                                                 2,109           36,215
Meridian Gold, Inc. *                                     1,527           37,929
Methanex Corp.                                            1,733           42,097
MI Developments, Inc.                                       729           26,540
National Bank of Canada                                   2,732          149,437
Nexen, Inc.                                               4,318          231,349
Niko Resources, Ltd.                                        500           29,815
Nortel Networks Corp. *                                  73,063          167,065
Nova Chemicals Corp.                                      1,251           38,421
Novelis, Inc.                                             1,312           33,671
Onex Corp.                                                1,768           39,666
Open Text Corp. *                                         1,058           18,974
OPTI Canada, Inc. *                                       2,400           38,522
Pan American Silver Corp *                                1,100           21,434
Penn West Energy Trust, ADR                               1,200           44,064
Penn West Energy Trust                                    2,580           94,622
Petro-Canada                                              8,308          335,315
Potash Corp. of Saskatchewan, Inc.                        1,763          183,414
Power Corporation Of Canada                               5,483          156,496
Power Financial Corp.                                     4,178          127,078
Precision Drilling Trust, ADR                               900           27,705
PrimeWest Energy Trust                                    1,200           29,430
Provident Energy Trust *                                  2,900           33,858
QLT, Inc. *                                               1,657           12,540
Quebecor World, Inc.                                      1,581           16,516
Research In Motion, Ltd. *                                2,700          277,433
Ritchie Bros. Auctioneers, Inc.                             500           26,816
Rogers Communications, Inc.                               3,679          201,896
RONA, Inc. *                                              1,700           32,271
Royal Bank of Canada                                     21,324          946,692
Saputo, Inc.                                                800           25,968
Shaw Communications, Inc.                                 3,049           91,508
Shell Canada, Ltd.                                        3,220           90,519
Shoppers Drug Mart Corp.                                  3,244          132,820
SNC-Lavalin Group, Inc.                                   2,487           64,137
Sun Life Financial, Inc.                                  9,648          396,665
Suncor Energy, Inc.                                       7,598          546,345
Talisman Energy, Inc.                                    17,974          293,979
Teck Cominco, Ltd.                                        3,344          209,900
Telus Corp. - Non Voting Shares                           2,656          149,090
Telus Corp.                                               1,005           56,684
Thomson Corp.                                             3,802          153,416
TransAlta Corp.                                           3,279           69,743
Trans-Canada Corp.                                        7,950          250,576
Trican Well Service, Ltd.                                 1,800           30,393
TSX Group, Inc.                                           1,176           51,693

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
UTS Energy Corp., ADR *                                   6,500   $       22,440
Western Oil Sands, Inc. *                                 2,200           56,420
Yamana Gold, Inc.                                         3,900           36,020
                                                                  --------------
                                                                      14,619,780
CAYMAN ISLANDS - 0.09%
Agile Property Holdings, Ltd.                            19,800           16,137
ASM Pacific Technology, Ltd.                              2,586           13,475
Foxconn International Holdings, Ltd. *                   33,000          102,071
Hutchison Telecommunications
   International, Ltd. *                                 23,277           40,868
Kingboard Chemical Holdings, Ltd.                         8,228           29,779
TCL Communication Technology
   Holdings, Ltd. *                                       1,383               48
Xinao Gas Holdings, Ltd., GDR                            10,000           10,268
                                                                  --------------
                                                                         212,646
CHILE - 0.23%
Banco Santander Chile SA, ADR                             1,794           81,178
Cia Cervecerias Unidas SA, ADR                            1,131           29,779
Compania de Telecomunicaciones de Chile
   SA, ADR (a)                                            4,451           31,469
Distribucion y Servicio D&S SA, ADR (a)                   1,922           32,982
Embotelladora Andina SA, ADR, Series A                      514            6,742
Embotelladora Andina SA, ADR, Series B                    1,218           17,174
Empresa Nacional de Electricidad SA, ADR                  4,340          131,502
Enersis SA, ADR (a)                                      10,330          136,356
Lan Airlines SA, SADR (a)                                   884           33,689
Sociedad Quimica y Minera de
   Chile SA, ADR, B Shares (a)                              409           47,076
Vina Concha Y Toro SA, ADR (a)                              512           15,309
                                                                  --------------
                                                                         563,256
CHINA - 0.76%
Air China, Ltd., Class H                                 38,000           16,387
Aluminum Corp. of China, Ltd.                            54,000           34,306
Angang New Steel Company, Ltd. Class H                   14,000           11,122
Bank of China, Ltd., H Shares *                         394,400          169,572
Bank of Communications Company, Ltd.,
   Class H                                               97,700           68,840
Beijing Capital International Airport
   Company, Ltd., Class H                                18,000           11,805
Beijing Datang Power Generation
   Company, Ltd., Class H                                26,000           19,521
BYD Company, Ltd., H Shares *                             3,000            8,702
Chaoda Modern Agriculture Holdings, Ltd.                 26,000           15,950
China Construction Bank                                 426,800          184,598
China Life Insurance Company, Ltd.                      122,000          238,626
China Mengniu Dairy Company, Ltd.                        16,000           26,860
China Overseas Land & Investment, Ltd.                   56,000           43,195
China Petroleum & Chemical Corp., Class H               290,000          179,398
China Shipping Container Lines Company, Ltd.             34,000            8,160
China Shipping Development Company, Ltd.,
   Class H                                               24,000           22,886
China Telecom Corp., Ltd.                               242,000           87,587

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CHINA (CONTINUED)
China Travel International Investment
   Hong Kong, Ltd.                                       42,000   $        9,272
COSCO Holdings                                           25,400           11,671
Dongfeng Motor Group Company, Ltd. *                     38,000           15,411
Guangdong Investment, Ltd.                               38,000           15,363
Guangshen Railway Company, Ltd., Class H                 24,000           10,165
Guangzhou R&F Properties Company, Ltd. *                 12,000           16,911
Huadian Power International Corp., Ltd.,
   Class H                                               28,000            7,942
Huaneng Power International, Inc., Class H               54,000           38,880
Hunan Non-Ferrous Metal Corp., Ltd *                     22,000            9,318
Jiangsu Expressway, Ltd.                                 20,000           11,551
Jiangxi Copper Company, Ltd., Class H                    22,000           20,951
Lenovo Group, Ltd.                                       62,000           24,349
Maanshan Iron & Steel Company, Ltd.,Class H              28,000            9,846
PetroChina Company, Ltd., Class H                       328,000          352,349
PICC Property & Casualty Company, Ltd.,
   Class H *                                             38,000           13,900
Shanghai Electric Group Company, Ltd.                    46,000           15,468
Shanghai Forte Land Company                              22,000            7,680
Shenzhen Expressway Company, Ltd.                        14,000            7,798
Sinopec Shanghai Petrochemical
   Company, Ltd., H Shares                               42,000           20,915
Sinopec Yizheng Chemical Fibre
   Company, Ltd. *                                       30,000            6,314
Sinotrans, Ltd., Class H                                 25,000            8,567
Solomon Systech International, Ltd.                      27,706            4,836
Tsingtao Brewery Company, Ltd., Series H                  6,000            8,086
Weichai Power Company, Ltd.                               3,000            7,061
Yanzhou Coal Mining Company, Ltd., Class H               36,000           24,673
Zhejiang Expressway Company, Ltd., Class H               24,000           15,956
Zijin Mining Group, Ltd.                                 56,322           27,974
ZTE Corp., Class H                                        2,600            9,610
                                                                  --------------
                                                                       1,880,332
COLOMBIA - 0.05%
BanColombia SA, ADR (a)                                   4,615          131,989

CZECH REPUBLIC - 0.08%
Cesky Telecom AS                                          1,631           32,299
CEZ AS                                                    2,999          106,016
Komercni Banka AS                                           220           32,725
Philip Morris CR AS                                          10            4,382
Unipetrol AS *                                            1,050            9,267
Zentiva NV                                                  331           19,353
                                                                  --------------
                                                                         204,042
DENMARK - 0.62%
A P Moller- Maersk A/S (a)                                   19          162,912
AS Det Ostasiatiske Kompagni                                286           13,429
Bang & Olufsen AS - B Series (a)                            182           19,538
Carlsberg AS, B Shares (a)                                  552           46,438
Codan AS                                                    250           17,757
Coloplast AS (a)                                            465           37,379
Dampskibsselskabet Torm AS (a)                              250           12,930

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DENMARK (CONTINUED)
Danisco AS (a)                                              831   $       67,436
Danske Bank AS                                            7,198          283,181
DSV AS                                                      338           59,113
FLS Industries AS, B Shares                                 717           33,240
GN Store Nord AS (a)                                      3,466           53,069
H. Lundbeck AS (a)                                        1,010           23,540
Jyske Bank *                                              1,042           60,095
NKT Holdings AS                                             311           23,492
Novo Nordisk AS, Class B                                    400           29,738
Novo Nordisk AS                                           3,745          278,422
Novozymes AS, B Shares                                      814           62,109
Sydbank AS                                                1,100           40,515
Topdanmark AS * (a)                                         303           41,857
TrygVesta AS (a)                                            477           28,443
Vestas Wind Systems AS *                                  3,244           86,646
William Demant Holdings AS * (a)                            482           37,023
                                                                  --------------
                                                                       1,518,302
FINLAND - 1.15%
Amer Sports Oyj (a)                                       1,210           27,171
Cargotec Corp. Oyj, B Shares                                595           25,189
Elisa Oyj, A Shares                                       2,457           54,237
Fortum Corp. Oyj                                          7,476          199,268
KCI Konecranes Oyj                                          886           16,827
Kesko Oyj                                                 1,069           44,971
Kone Corp. Oyj                                            1,262           61,240
Metra Oyj, B Shares                                       1,069           43,398
Metso Oyj                                                 2,227           81,990
Neste Oil OYJ                                             2,118           61,586
Nokia AB Oyj                                             69,744        1,385,609
Nokian Renkaat Oyj (a)                                    1,730           31,144
OKO Bank - A                                              1,700           27,131
Oriola-KD OYJ *                                           1,310            4,005
Orion Oyj, Series B * (a)                                 1,310           24,929
Outokumpu Oyj (a)                                         1,787           45,636
Rautaruukki Oyj                                           1,481           42,556
Sampo Oyj, A Shares                                       7,240          151,002
SanomaWSOY Oyj (a)                                        1,130           29,001
Stora Enso Oyj, R Shares                                  9,947          150,926
TietoEnator Oyj (a)                                       1,256           36,936
UPM-Kymmene Oyj                                           8,984          213,590
Uponor Oyj                                                  934           25,334
YIT Oyj (a)                                               2,169           50,274
                                                                  --------------
                                                                       2,833,950
FRANCE - 7.39%
Accor SA (a)                                              3,431          233,960
Air France KLM                                            1,697           51,196
Alcatel SA (a)                                           22,137          270,450
Alstom RGPT * (a)                                         1,687          152,704
Arkema * (a)                                                839           39,606
Atos Origin SA *                                          1,068           58,898
AXA Group (a)                                            27,013          996,573

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
BNP Paribas SA (a)                                       13,473   $    1,450,301
Bouygues SA (a)                                           3,336          178,515
Business Objects SA * (a)                                 1,771           59,967
Cap Gemini SA                                             2,096          111,230
Carrefour SA (a)                                          9,751          616,428
Casino Guich-Perrachon SA (a)                               727           58,613
CNP Assurances SA (a)                                       699           67,839
Compagnie De Saint Gobain SA (a)                          5,118          371,397
Compagnie Generale des Etablissements
   Michelin, Class B                                      2,307          169,168
Credit Agricole S.A. (a)                                  9,786          430,056
Dassault Systemes SA (a)                                    786           44,244
Essilor International SA (a)                              1,514          155,099
European Aeronautic Defence &
   Space Company (a)                                      5,435          156,381
France Telecom SA                                        27,534          632,252
Gaz de France (a)                                         3,052          121,578
Gecina SA                                                   241           32,164
Groupe Danone SA                                          3,821          536,620
Hermes International SA (a)                               1,032           95,444
Imerys SA (a)                                               512           42,870
Klepierre SA                                                323           48,394
Lafarge SA (a)                                            2,415          311,894
Lagardere S.C.A. (a)                                      1,852          133,689
L'Air Liquide SA (a)                                      1,976          403,353
L'Oreal SA (a)                                            4,724          480,048
LVMH Moet Hennessy SA                                     4,005          412,827
M6-Metropole Television (a)                               1,088           33,403
Neopost SA                                                  557           66,495
PagesJaunes Groupe SA                                     1,748           49,674
Pernod-Ricard SA (a)                                      1,190          247,741
Peugeot SA (a)                                            2,571          145,048
Pinault-Printemps-Redoute SA (a)                          1,062          157,500
Publicis Groupe SA (a)                                    2,134           84,089
Renault Regie Nationale SA (a)                            2,931          336,331
Safran SA (a)                                             2,287           46,248
Sanofi-Aventis (a)                                       16,445        1,464,580
Schneider Electric SA (a)                                 3,667          409,156
SCOR (a)                                                 10,793           26,290
Societe BIC SA (a)                                          499           31,045
Societe Des Autoroutes Paris-Rhin-Rhone (a)                 476           35,448
Societe Generale (a)                                      5,627          895,907
Societe Television Francaise 1 (a)                        2,057           65,736
Sodexho Alliance (a)                                      1,561           86,542
STMicroelectronics NV (a)                                11,124          192,917
Suez SA Strip VVPR *                                      1,336               17
Suez SA (a)                                              15,030          661,272
Technip SA (a)                                            1,633           92,854
Thales SA (a)                                             1,471           65,298
Thomson SA * (a)                                          4,106           64,540
Total SA (a)                                             35,730        2,345,770
Unibail                                                     734          154,298

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Valeo SA (a)                                                975   $       34,795
Vallourec SA (a)                                            588          137,183
Veolia Environnement SA (a)                               4,557          275,245
Vinci SA (a)                                              3,439          383,062
Vivendi Universal SA (a)                                 18,759          676,595
Zodiac SA (a)                                               707           41,959
                                                                  --------------
                                                                      18,230,796
GERMANY - 5.28%
Adidas-Salomon AG (a)                                     3,306          155,603
Allianz AG                                                6,682        1,156,958
Altana AG (a)                                             1,125           62,170
BASF AG                                                   8,470          678,577
Bayer AG                                                 11,875          605,622
Beiersdorf AG (a)                                           895           47,655
Bilfinger Berger AG                                         536           31,817
Celesio AG                                                1,356           70,721
Commerzbank AG                                           10,351          348,649
Continental AG                                            2,112          245,003
DaimlerChrysler AG                                       15,108          755,363
Deutsche Bank AG                                          8,523        1,028,938
Deutsche Boerse AG                                        1,672          251,572
Deutsche Lufthansa AG                                     3,827           81,129
Deutsche Post AG, GDR                                       918           23,933
Deutsche Post AG                                         11,960          314,082
Deutsche Postbank AG                                        952           72,284
Deutsche Telekom AG                                      46,313          736,788
Douglas Holding AG                                          426           19,942
E.ON AG                                                  10,247        1,215,227
Fresenius Medical Care AG                                 1,005          130,610
Heidelberger Druckmaschinen AG                            1,038           42,811
Hochtief AG                                                 615           38,520
Hypo Real Estate Holding AG                               2,230          139,191
Infineon Technologies AG *                               12,056          143,007
IVG Immobilien AG                                         1,411           51,089
KarstadtQuelle AG * (a)                                     942           22,408
Linde AG                                                  1,717          161,824
MAN AG                                                    2,131          180,431
Merck & Company AG                                          847           89,854
Metro AG                                                  2,440          142,672
MLP AG (a)                                                1,181           26,460
Muenchener Rueckversicherungs-
   Gesellschaft AG                                        3,196          505,650
Premiere AG * (a)                                           836           11,157
ProSieben Sat.1 Media AG                                  1,351           37,450
Puma AG                                                     202           68,936
Qiagen AG * (a)                                           2,160           33,843
Rheinmetall AG                                              529           38,522
RWE AG                                                    7,341          677,533
Salzgitter AG                                               668           62,805
SAP AG                                                    3,622          718,666
Siemens AG                                               13,930        1,215,855
Solarworld AG (a)                                           532           29,244

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Suedzucker AG                                             1,120   $       27,679
Thyssen Krupp AG                                          5,841          196,889
TUI AG (a)                                                3,573           73,795
Volkswagen AG (a)                                         2,758          235,059
Wincor Nixdorf AG                                           231           33,599
                                                                  --------------
                                                                      13,037,592
GREECE - 0.49%
Alpha Bank SA                                             6,347          169,417
Athens Stock Exchange SA (ASE) *                            720           11,418
Bank of Piraeus SA                                        3,531           91,563
Coca Cola Hellenic Bottling Company SA                    1,770           61,033
Cosmote Mobile Communications SA                          1,650           39,563
EFG Eurobank Ergas SA                                     3,768          115,491
Folli-Follie SA                                             210            6,101
Germanos SA                                                 740           17,649
Greek Organization of Football Prognostics                3,660          123,046
Hellenic Petroleum SA                                     1,770           21,243
Hellenic Technodomiki Tev SA                              1,980           19,392
Hellenic Telecommunications Organization SA *             5,260          129,058
Intracom SA *                                             1,260            8,056
Motor Oil Hellas Corinth Refineries SA                      727           18,446
National Bank Of Greece SA                                6,273          270,103
Public Power Corp.                                        1,720           41,460
Techniki Olympiaki SA                                     1,270            4,286
Titan Cement Company SA                                     950           45,051
Viohalco SA                                               1,820           18,472
                                                                  --------------
                                                                       1,210,848
HONG KONG - 1.59%
Anhui Conch Cement Company, Ltd., Series H                8,000           15,832
Bank of East Asia, Ltd.                                  23,947          108,799
Beijing Enterprises Holdings, Ltd.                        6,000           11,335
BOC Hong Kong Holdings, Ltd.                             60,172          135,301
Cathay Pacific Airways, Ltd.                             16,218           33,304
Cheung Kong Holdings, Ltd.                               24,151          259,283
China Eastern Airlines Corp., Ltd. *                     32,000            5,503
China Everbright, Ltd. *                                 14,000            9,254
China Merchants Holdings
   International Company, Ltd.                           18,126           53,273
China Mobile, Ltd.                                       85,500          605,729
China Resource Power Holdings, Ltd.                      18,000           19,036
China Resources Enterprises, Ltd.                        20,000           43,123
China Resources Land, Ltd.                               18,000           12,128
China Southern Airlines Company, Ltd. *                  24,000            6,807
Citic Pacific, Ltd.                                      19,000           58,525
CLP Holdings, Ltd.                                       29,111          176,536
CNOOC, Ltd.                                             262,000          217,560
COFCO International, Ltd.                                12,000            8,086
Denway Motors, Ltd.                                      86,000           31,236
FU JI Food & Catering Services Holdings, Ltd.             3,700            6,173
Global Bio-Chem Technology Group Company                 24,000            6,715
Gome Electrical Appliances Holdings, Ltd.                14,000           11,176

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Guangzhou Investment Company, Ltd.                       54,000   $       10,604
Hang Lung Properties, Ltd.                               29,674           63,297
Hang Seng Bank, Ltd.                                     12,481          157,702
Henderson Land Development Company, Ltd.                 12,399           69,700
Hong Kong & China Gas Company, Ltd.                      57,817          135,645
Hong Kong Electric Holdings, Ltd.                        22,418          104,730
Hong Kong Exchange & Clearing, Ltd.                      16,570          121,113
Hopewell Holdings, Ltd.                                   9,638           27,337
Hutchison Whampoa, Ltd.                                  34,423          303,735
Hysan Development Company, Ltd.                           9,650           24,746
Li Ning Company, Ltd.                                    10,000           11,423
Link, REIT *                                             34,827           72,500
Melco International Development                          12,000           25,658
MTR Corp.                                                21,951           55,106
New World Development Company, Ltd.                      41,775           72,166
Nine Dragons Paper Holdings, Ltd. *                      16,600           18,834
PCCW, Ltd.                                               57,652           35,146
Ping An Insurance Group Company of China,
   Ltd.                                                  17,500           62,888
Semiconductor Manufacturing
   International Corp. *                                212,000           27,753
Shanghai Industrial Holdings, Ltd.                        7,000           13,207
Shangri-La Asia, Ltd.                                    19,953           44,046
Shenzhen Investment, Ltd.                                22,000            7,737
Shun Tak Holdings, Ltd.                                  14,000           16,531
Sino Land Company, Ltd.                                  21,747           38,573
Sun Hung Kai Properties, Ltd.                            22,389          244,102
Swire Pacific, Ltd., Class A                             15,337          160,130
TCL Multimedia Technology Holdings, Ltd. *                8,000              729
Techtronic Industries Company, Ltd.                      15,485           22,776
Television Broadcasting Company, Ltd.                     4,819           25,976
Travelsky Technology, Ltd.                                6,000            7,562
Weiqiao Textile Company, Ltd.                             7,000            9,254
Wharf Holdings, Ltd.                                     19,332           66,494
Wing Hang Bank, Ltd.                                      3,000           29,262
                                                                  --------------
                                                                       3,921,176
HUNGARY - 0.14%
BorsodChem Rt.                                              785           10,757
Gedeon Richter Rt.                                          240           49,495
Magyar Telekom Rt. *                                      8,054           32,363
MOL Magyar Olaj - es Gazipari Rt.                         1,216          110,715
OTP Bank Rt.                                              4,325          136,217
                                                                  --------------
                                                                         339,547
INDIA - 0.99%
Bajaj Auto, Ltd., ADR                                       927           60,626
Dr Reddy's Laboratories, Ltd., ADR (a)                    3,046           48,188
Grasim Industries, Ltd., ADR                              1,001           54,805
ICICI Bank, Ltd., SADR (a)                               10,275          315,545
Infosys Technologies, Ltd., ADR (a)                      14,587          696,238
Larsen & Toubro, Ltd., ADR                                2,496           69,157
Ranbaxy Laboratories, Ltd., ADR                           4,214           39,780

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDIA (CONTINUED)
Reliance Capital, Ltd. *                                    811   $       10,111
Reliance Communication, Ltd., ADR *                      16,220          122,828
Reliance Industries, Ltd., ADR                           11,445          577,972
Reliance Natural Resources, Ltd., ADR *                   8,110            7,876
Satyam Computer Services, Ltd., ADR (a)                   4,341          167,953
State Bank of India, Ltd., ADR (a)                          649           36,020
Tata Motors, Ltd., ADR (a)                                7,396          137,418
Videsh Sanchar Nigam, Ltd., ADR (a)                         877           15,084
Wipro, Ltd., ADR (a)                                      6,013           79,672
                                                                  --------------
                                                                       2,439,273
INDONESIA - 0.21%
Aneka Tambang Tbk PT                                     10,575            6,318
Astra Agro Lestari Tbk PT                                 6,342            6,270
Astra International Tbk PT                               32,017           43,304
Bank Central Asia Tbk PT                                 96,613           50,642
Bank Danamon Indonesia Tbk PT                            27,241           15,685
Bank Internasional Indonesia Tbk PT                     247,500            5,243
Bank Mandiri Tbk PT                                      95,122           24,026
Bank Pan Indonesia Tbk PT *                              82,801            4,273
Bank Rakyat Indonesia Tbk PT                             83,499           44,448
Berlian Laju Tanker Tbk PT                               36,000            8,311
Bumi Resources Tbk PT                                   276,720           22,246
Energi Mega Persada Tbk PT *                             37,500            2,200
Gudang Garam Tbk PT                                       9,018           10,140
Indocement Tunggal Prakarsa Tbk PT                       15,013            8,032
Indofood Sukses Makmur Tbk PT                            68,095            9,247
Indosat Tbk PT                                              523           14,257
International Nickel Indonesia Tbk PT                     2,500            6,247
Kalbe Farma Tbk PT *                                     72,929           10,458
Perusahaan Gas Negara Tbk PT                             28,503           37,312
PT Indonesian Satellite Corp.                            11,500            6,434
PT Telekomunikiasi Indonesia, ADR                         2,899          104,828
Ramayana Lestari Sentosa Tbk PT                          40,369            3,859
Semen Gresik Persero Tbk PT                               2,586            7,613
Telekomunikasi Indonesia Tbk PT                          43,000           39,473
Unilever Indonesia Tbk PT                                24,500           12,243
United Tractors Tbk PT                                   22,532           14,809
                                                                  --------------
                                                                         517,918
IRELAND - 0.71%
Allied Irish Banks PLC - Dublin                          14,092          375,434
Allied Irish Banks PLC - London                             775           20,618
Bank of Ireland - London                                    858           16,796
Bank of Ireland                                          15,667          306,487
Blackrock International Land PLC *                        4,897            2,361
C&C Group PLC - London                                      737           10,004
C&C Group PLC                                             4,545           61,754
CRH PLC - London                                            489           16,558
CRH PLC                                                   8,687          293,483
DCC PLC                                                   1,314           32,840
Depfa Bank PLC                                            5,794          107,024
Elan Corp PLC - London *                                    437            6,786

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

IRELAND (CONTINUED)
Elan Corp. - Dublin *                                     6,900   $      106,795
Fyffes PLC - Dublin                                       4,897            9,505
Grafton Group PLC *                                       3,261           43,026
Greencore Group PLC - Dublin                              2,496           12,350
Iaws Group PLC, ADR                                       1,734           32,206
Independent News & Media PLC                              9,458           28,557
Irish Life & Permanent PLC - Dublin                       4,370          109,549
Irish Life & Permanent PLC - London                         257            6,456
Kerry Group PLC                                           2,126           50,437
Kingspan Group PLC - London                                 257            5,282
Kingspan Group PLC - Dublin                               1,921           39,602
Paddy Power PLC                                             712           13,369
Ryanair Holdings PLC, SADR * (a)                            556           35,189
                                                                  --------------
                                                                       1,742,468
ISRAEL - 0.37%
Africa-Israel Investments, Ltd.                             206           12,764
Aladdin Knowledge Systems, ADR * (a)                        144            2,426
Alvarion, Ltd., ADR *                                     1,474            9,419
Audio Codes, Ltd., ADR * (a)                                417            3,916
Bank Hapoalim, Ltd.                                      16,137           76,257
Bank Leumi Le-Israel                                     14,540           57,022
Bezek Israeli Telecommunications Corp., Ltd.             17,990           22,507
Check Point Software Tech., Ltd., ADR * (a)               3,346           63,741
Clal Industries & Investments, Ltd.                         727            3,724
Clal Insurance Enterprise Holdings, Ltd.                    327            6,555
Discount Investment Corp.                                   305            7,370
ECI Telecom, Ltd., ADR *                                    744            6,138
Ectel, Ltd., ADR * (a)                                       14               62
Elbit Systems, Ltd.                                         305            9,247
Given Imaging Corp., ADR * (a)                              414            7,903
Harel Insurance Investments, Ltd.                            91            4,078
ICL Israel Chemicals, Ltd.                                8,684           42,349
IDB Development Corp., Ltd.                                 339            9,648
Israel Corporation, Ltd.                                     40           16,505
Israel Discount Bank, Ltd. *                              6,461           12,192
Koor Industries, Ltd. *                                     169            8,993
Lipman Electronic Engineering, Ltd., ADR * (a)              325            9,172
Makhteshim-Agam Industries, Ltd.                          5,382           26,584
Migdal Insurance Holdings, Ltd.                           2,573            3,170
M-Systems Flash Disk Pioneers, Ltd., ADR * (a)              517           20,804
Nice Systems, Ltd. *                                        834           23,484
Orbotech, Ltd. * (a)                                        452           10,712
Partner Communications, Ltd.                              1,010           10,008
RADWARE, Ltd. ADR * (a)                                     269            3,650
Retalix, Ltd. *                                             247            4,440
Strauss-Elite, Ltd.                                         327            3,010
Super-Sol, Ltd. *                                         1,187            3,762
Syneron Medical, Ltd., ADR * (a)                            238            5,498
Tadiran Communications Industries, Ltd.                      97            3,124
Teva Pharmaceutical Industries, Ltd.                     12,051          402,615

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ISRAEL (CONTINUED)
United Mizrahi Bank, Ltd.                                 1,922   $       11,802
                                                                  --------------
                                                                         924,651
ITALY - 2.85%
Alleanza Assicuraz SpA (a)                                6,747           78,919
Assicurazioni Generali SpA (a)                           15,163          567,478
Autogrill SpA (a)                                         1,626           25,888
Autostrade SpA (a)                                        4,449          132,018
Banca Fideuram SpA                                        4,177           26,628
Banca Intesa SpA - Non convertible                       14,815           90,780
Banca Intesa SpA                                         62,044          408,516
Banca Monte dei Paschi Siena SpA (a)                     16,944          102,751
Banca Popolare di Milano SpA                              6,417           84,910
Banche Popolari Unite SpA                                 5,339          143,730
Banco Popolare Di Verona e Novara SpA (a)                 5,962          164,813
Benetton Group SpA                                        1,013           17,439
Bulgari SpA (a)                                           2,308           29,398
Capitalia SpA                                            26,372          218,473
Enel SpA                                                 68,374          624,114
Eni SpA (a)                                              41,168        1,220,564
Fiat SpA * (a)                                            8,760          139,695
Finmeccanica SpA                                          4,559          101,852
Fondiaria-Sai SpA (a)                                     1,192           52,308
Gruppo Editoriale L'Espresso SpA (a)                      3,090           15,798
Italcementi SpA (a)                                       1,032           26,146
Lottomatica SpA                                             851           32,076
Luxottica Group SpA                                       2,247           66,221
Mediaset SpA (a)                                         11,917          128,129
Mediobanca SpA (a)                                        7,675          167,475
Mediolanum SpA (a)                                        3,525           26,206
Mondadori (Arnoldo) Editore SpA (a)                       1,879           17,414
Pirelli & Company SpA                                    46,402           39,942
San Paolo-IMI SpA                                        17,674          373,329
Seat Pagine Gialle SpA (a)                               56,940           28,498
Snam Rete Gas SpA (a)                                    15,882           77,170
T.E.R.N.A SpA                                            18,330           53,369
Telecom Italia SpA                                      169,717          482,298
Telecom Italia SpA-RNC (a)                               95,990          231,378
Tiscali SpA * (a)                                         4,559           12,941
UniCredito Italiano SpA (a)                              34,310          283,363
UniCredito Italiano SpA                                  89,264          741,187
                                                                  --------------
                                                                       7,033,214
JAPAN - 18.14%
Access Company, Ltd. * (a)                                    4           28,475
Acom Company, Ltd. (a)                                    1,033           44,121
Aderans Company, Ltd.                                       717           18,593
Advantest Corp. (a)                                       2,620          130,112
AEON Company, Ltd.                                        9,396          230,521
AEON Credit Service Company, Ltd. (a)                     1,423           34,068
Aiful Corp. (a)                                           1,398           54,143
Aisin Seiki Company                                       3,021           88,326
Ajinomoto Company, Inc. (a)                              10,695          115,288

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Alfresa Holdings Corp.                                      376   $       23,866
All Nippon Airways Company, Ltd.                         10,285           41,663
Alps Electric Company (a)                                 2,562           26,792
Amada Company, Ltd.                                       7,171           72,075
Amano Corp.                                                 705            9,046
Aoyama Trading Company, Ltd. (a)                            858           27,412
Arrk Corp. *                                              1,000           13,144
Asahi Breweries, Ltd. (a)                                 6,099           89,004
Asahi Glass Company, Ltd. (a)                            15,809          195,201
Asahi Kasei Corp. (a)                                    19,037          121,966
ASATSU-DK, Inc. (a)                                         352           10,709
Asics Corp. (a)                                           3,000           39,127
Astellas Pharmaceuticals, Inc. (a)                        8,705          350,413
Autobacs Seven Company, Ltd. (a)                            447           16,819
Bank of Fukuoka, Ltd. (a)                                10,638           78,162
Bank of Kyoto, Ltd. (a)                                   4,000           40,475
Benesse Corp. (a)                                         1,146           42,441
Bridgestone Corp.                                        10,047          203,069
Canon Sales Company, Inc.                                 1,000           23,983
Canon, Inc.                                              17,339          905,155
Casio Computer Company, Ltd. (a)                          3,767           75,978
Central Glass Company, Ltd. (a)                           2,114           11,717
Central Japan Railway Company, Ltd. (a)                      25          266,949
Chiba Bank, Ltd. (a)                                     12,104          108,013
Chiyoda Corp. (a)                                         3,000           58,729
Chubu Electric Power Company, Inc. (a)                   10,623          276,378
Chugai Pharmaceutical Company, Ltd. (a)                   4,384           94,367
Circle K Sunkus Company, Ltd.                               388            7,300
Citizen Watch Company, Ltd. (a)                           6,065           49,959
Coca-Cola West Japan Company, Ltd.                        1,323           26,460
COMSYS Holdings Corp.                                     2,057           22,592
Credit Saison Company, Ltd.                               2,509          105,888
CSK Corp. (a)                                             1,010           42,283
Dai Nippon Printing Company, Ltd. (a)                    10,047          155,218
Daicel Chemical Industries, Ltd.                          4,466           30,997
Daido Steel Company, Ltd.                                 5,000           36,568
Daifuku Company, Ltd. (a)                                 1,500           18,928
Daiichi Sankyo Company, Ltd.                             11,928          338,634
Daikin Industries, Ltd. (a)                               3,985          118,199
Daimaru, Inc.                                             3,114           38,503
Dainippon Ink & Chemicals, Inc. (a)                      10,990           40,048
Dainippon Screen Manufacturing Company,
   Ltd. (a)                                               3,762           34,241
Daito Trust Construction Company, Ltd. (a)                1,381           75,019
Daiwa House Industry Company, Ltd.                        9,285          160,914
Daiwa Securities Group, Inc. (a)                         20,649          241,138
Denki Kagaku Kogyo Kabushiki Kaisha (a)                   6,523           25,318
Denso Corp.                                               8,678          305,201
Dentsu, Inc. (a)                                             29           78,890
Dowa Mining Company, Ltd.                                 4,466           38,567
E-Access, Ltd. (a)                                           17           10,272
East Japan Railway Company (a)                               56          392,000

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Ebara Corp. (a)                                           4,466   $       16,199
EDION Corp. (a)                                           1,300           22,309
Eisai Company, Ltd. (a)                                   4,248          205,560
Electric Power Development Company, Ltd. (a)              2,700           96,331
Elpida Memory, Inc. * (a)                                 1,600           72,678
Familymart Company, Ltd.                                  1,240           33,942
Fanuc, Ltd.                                               2,921          228,234
Fast Retailing Company, Ltd. (a)                            834           78,382
Fuji Electric Holdings                                   10,580           54,604
Fuji Photo Film Company, Ltd.                             7,833          286,104
Fuji Software ABC, Inc. (a)                                 282            7,361
Fuji Television Network, Inc.                                10           22,627
Fujikura, Ltd.                                            5,523           60,519
Fujitsu, Ltd. (a)                                        30,379          250,755
Furukawa Electric Company, Ltd. (a)                       9,638           63,709
Glory, Ltd. (a)                                             800           15,525
Goodwill Group, Inc. (a)                                     21           12,707
Gunma Bank                                                6,523           48,259
Gunze, Ltd.                                               2,762           15,636
Hakuhodo DY Holdings, Inc. (a)                              460           30,056
Hankyu Department Stores (a)                              2,409           20,395
Hankyu Hanshin Holdings, Inc. *                          10,000           62,797
Hanshin Electric Railway Company, Ltd. (a)                4,000           33,559
Haseko Corp. * (a)                                       11,000           37,941
Hikari Tsushin, Inc. (a)                                    300           15,686
Hino Motors, Ltd.                                         3,114           16,863
Hirose Electric Company, Ltd. (a)                           517           68,568
Hitachi Cable, Ltd. (a)                                   1,409            6,364
Hitachi Capital Corp.                                       493            9,400
Hitachi Chemical, Ltd.                                    1,816           44,015
Hitachi Construction Machinery Company, Ltd.              1,457           32,597
Hitachi High-Technologies Corp                            1,100           31,136
Hitachi, Ltd. (a)                                        53,882          314,616
Hokkaido Electric Power Company, Inc. (a)                 3,032           73,616
Hokugin Financial Group, Inc.                            19,866           74,918
Honda Motor Company, Ltd. (a)                            25,538          859,202
House Food Corp. (a)                                      1,199           19,814
Hoya Corp. (a)                                            6,708          252,971
Ibiden Company, Ltd. (a)                                  2,100          111,051
Index Corp. (a)                                              13            9,431
Inpex Holdings Inc. *                                        14          111,288
Isetan Company, Ltd. (a)                                  3,238           54,689
Ishikawajima-Harima Heavy Industries
   Company, Ltd. (a)                                     17,866           54,658
ITO EN, Ltd. (a)                                          1,094           37,734
Itochu Corp. (a)                                         23,798          184,535
Itochu Techno-Science Corp.                                 552           28,068
JAFCO Company, Ltd. (a)                                     447           22,577
Japan Airlines System Corp.                              16,047           31,414
Japan Prime Realty Investment Corp.                           5           14,958
Japan Real Estate Investment Corp. (a)                        5           42,373
Japan Retail Fund, REIT                                       5           36,864

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Japan Tobacco, Inc.                                          72   $      280,068
JFE Holdings, Inc. (a)                                    9,138          358,550
JGC Corp. (a)                                             3,114           52,094
Joyo Bank, Ltd. (a)                                      10,047           59,686
JS Group Corporation (a)                                  4,384           91,767
JSR Corp. (a)                                             3,067           67,578
Kajima Corp. (a)                                         14,809           67,770
Kaken Pharmaceutical Company, Ltd.                        1,057            7,202
Kamigumi Company, Ltd.                                    3,466           27,052
Kaneka Corp. (a)                                          5,171           48,993
Kansai Electric Power Company, Ltd. (a)                  12,622          291,483
Kansai Paint Company, Ltd. (a)                            3,762           28,470
Kao Corp. (a)                                             8,638          230,591
Katokichi Company, Ltd.                                   2,463           20,142
Kawasaki Heavy Industries, Ltd. (a)                      22,037           73,021
Kawasaki Kisen Kaisha, Ltd. (a)                           8,933           56,475
KDDI Corp.                                                   40          249,492
Keihin Electric Express Railway
   Company, Ltd. (a)                                      6,933           50,705
Keio Electric Railway Company, Ltd. (a)                   8,285           55,327
Keisei Electric Railway Company, Ltd. (a)                 5,000           30,678
Keyence Corp. (a)                                           652          150,292
Kikkoman Corp. (a)                                        2,762           32,231
Kinden Corp.                                              1,409           11,642
Kintetsu Corp. (a)                                       28,208           88,449
Kirin Brewery Company, Ltd.                              13,104          175,127
KK DaVinci Advisors * (a)                                    20           19,153
Kobe Steel Company, Ltd.                                 45,483          143,002
Kokuyo Company, Ltd. (a)                                  1,269           20,196
Komatsu, Ltd. (a)                                        14,870          257,075
Komori Corp.                                                705           14,369
Konami Corp. (a)                                          1,457           37,042
Konica Minolta Holdings, Inc. (a)                         7,609          102,012
Kose Corp. (a)                                              400           12,915
Koyo Seiko Company, Ltd. (a)                              3,357           65,149
Kubota Corp. (a)                                         18,218          149,758
Kuraray Company, Ltd. (a)                                 5,700           63,473
Kurita Water Industries, Ltd. (a)                         1,581           30,682
Kyocera Corp. (a)                                         2,662          228,075
KYOWA HAKKO KOGYO COMPANY, LTD. (a)                       4,523           31,891
Kyushu Electric Power (a)                                 6,369          150,589
Lawson, Inc. (a)                                            969           34,079
LeoPalace21 Corp.                                         2,098           76,630
Mabuchi Motor Company, Ltd. (a)                             482           29,492
Makita Corp. (a)                                          1,857           54,608
Marubeni Corp.                                           24,798          123,570
Marui Company, Ltd.                                       5,236           76,721
Matsui Securities Company, Ltd.                           1,300           10,852
Matsumotokiyoshi Company, Ltd. (a)                          652           15,692
Matsushita Electric Industrial Company,
   Ltd. (a)                                              32,607          690,826
Matsushita Electric Works, Ltd.                           5,819           61,543
Mediceo Holdings Company, Ltd. (a)                        2,910           59,680

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Meiji Dairies Corp. (a)                                   4,114   $       27,822
Meiji Seika Kaisha, Ltd. (a)                              4,466           22,708
Meitec Corp. (a)                                            617           18,981
Millea Holdings, Inc.                                    11,500          401,525
Minebea Company, Ltd.                                     5,523           30,236
Mitsubishi Chemical Holdings Corp, ADR                   18,500          116,017
Mitsubishi Corp. (a)                                     22,144          416,607
Mitsubishi Electric Corp.                                32,027          270,058
Mitsubishi Estate Company, Ltd.                          19,218          420,190
Mitsubishi Gas & Chemicals Company, Inc. (a)              6,171           67,097
Mitsubishi Heavy Industries, Ltd. (a)                    51,063          211,609
Mitsubishi Logistc Corp. (a)                              2,057           32,877
Mitsubishi Materials Corp. (a)                           17,980           74,206
Mitsubishi Rayon Company, Ltd. (a)                        7,990           52,815
Mitsubishi Securities Company, Ltd. (a)                   4,000           50,170
Mitsubishi UFJ Financial Group, Inc.                        140        1,803,390
Mitsui & Company, Ltd. (a)                               25,389          323,172
Mitsui Chemicals, Inc. (a)                               10,990           79,165
Mitsui Engineering & Shipbuilding
   Company, Ltd. * (a)                                   10,638           34,619
Mitsui Fudosan Company, Ltd.                             13,752          312,916
Mitsui Mining & Smelting Company, Ltd.                    9,990           51,559
Mitsui O.S.K. Lines, Ltd. (a)                            17,513          129,567
Mitsui Sumitomo Insurance Company, Ltd.                  19,741          247,097
Mitsui Trust Holdings, Inc.                               9,990          113,784
Mitsukoshi, Ltd. (a)                                      7,171           32,209
Mitsumi Electric Company, Ltd. (a)                        1,399           19,325
Mizuho Financial Group, Inc.                                156        1,210,983
Murata Manufacturing Company, Ltd. (a)                    3,296          229,044
Namco Bandai Holdings, Inc. (a)                           3,367           52,987
NEC Corp.                                                32,617          179,394
NEC Electronics Corp. * (a)                                 652           22,433
Net One Systems Company, Ltd. (a)                             5            6,949
NGK Insulators, Ltd. (a)                                  4,171           58,677
NGK Spark Plug Company, Ltd.                              2,762           54,889
NHK Spring Company, Ltd. (a)                              3,000           34,754
NICHIREI Corp. (a)                                        4,466           23,579
Nidec Corp. (a)                                           1,686          127,307
Nikko Cordial Corp.                                      12,956          150,421
Nikon Corp. (a)                                           4,819           99,647
Nintendo Company, Ltd. (a)                                1,592          328,384
Nippon Building Fund, Inc.                                    7           71,186
Nippon Electric Glass Company, Ltd. (a)                   4,000           88,305
Nippon Express Company, Ltd. (a)                         11,809           63,348
Nippon Kayaku Company, Ltd.                               2,409           20,436
Nippon Light Metal Company, Ltd. (a)                      7,876           19,824
NIPPON MEAT PACKERS, Inc. (a)                             2,762           31,061
Nippon Mining Holdings, Inc. (a)                         13,632           96,464
Nippon Oil Corp. (a)                                     21,094          155,524
Nippon Paper Group, Inc. (a)                                 14           50,780
Nippon Sheet Glass Company, Ltd. (a)                      5,171           24,321
Nippon Shokubai Company, Ltd. (a)                         2,409           29,194

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nippon Steel Corp. (a)                                   99,536   $      409,953
Nippon Telegraph & Telephone Corp.                           84          412,881
Nippon Yusen Kabushiki Kaisha (a)                        16,923          103,116
Nippon Zeon Company                                       2,409           24,396
Nishimatsu Construction Company, Ltd. (a)                 4,114           15,375
Nishi-Nippon City Bank, Ltd. (a)                          9,000           44,161
Nissan Chemical Industries, Ltd.                          2,762           32,699
Nissan Motor Company, Ltd. (a)                           36,790          412,484
Nisshin Seifun Group, Inc. (a)                            3,114           32,512
Nisshin Steel Company (a)                                12,047           35,733
Nisshinbo Industries, Inc.                                2,409           25,458
Nissin Food Products Company, Ltd. (a)                    1,316           41,934
Nitori Company, Ltd.                                        818           37,087
Nitto Denko Corp. (a)                                     2,732          162,068
NOK Corp. (a)                                             1,892           46,739
Nomura Holdings, Inc. (a)                                28,907          509,547
Nomura Real Estate Office Fund, Inc.                          4           32,102
Nomura Research Institute, Ltd. (a)                         411           57,122
NSK, Ltd. (a)                                             7,285           61,552
NTN Corp. (a)                                             6,228           49,296
NTT Data Corp. (a)                                           20           92,373
NTT DoCoMo, Inc. (a)                                        303          467,339
NTT Urban Development Corp. (a)                               3           24,000
Obayashi Corp. (a)                                       11,638           82,058
OBIC Company, Ltd. (a)                                      120           25,393
Odakyu Electric Railway Company (a)                       9,695           61,703
Oji Paper Company, Ltd. (a)                              11,809           64,749
Oki Electric Industry Company, Ltd. (a)                   9,638           21,726
Okuma Holdings, Inc.                                      3,000           26,568
Okumura Corp.                                             2,114           11,627
Olympus Optical Company, Ltd. (a)                         3,466          102,218
Omron Corp.                                               3,761           92,431
Onward Kashiyama Company, Ltd.                            2,409           34,665
Oracle Corp. - Japan (a)                                    552           23,904
Oriental Land Company, Ltd. (a)                             893           50,175
Orix Corp.                                                1,476          408,402
Osaka Gas Company, Ltd. (a)                              33,845          118,171
OSG Corp. *                                               1,500           21,381
Otsuka Corp. * (a)                                          300           31,932
Park24 Company, Ltd. * (a)                                  800           26,305
Pioneer Electronic Corp. (a)                              2,321           40,913
Promise Company, Ltd. (a)                                 1,269           50,545
Q.P. Corp.                                                  987            9,335
Rakuten, Inc. (a)                                            97           38,060
Resona Holdings, Inc. * (a)                                  76          228,000
Ricoh Company, Ltd.                                      11,399          227,014
Rinnai Corp. (a)                                            352           10,083
Rohm Company, Ltd.                                        1,827          169,849
Round One Corp (a)                                            6           21,763
Ryohin Keikaku Company, Ltd.                                311           22,007
Sanken Electric Company (a)                               2,057           26,636
SANKYO Company, Ltd.                                        993           53,100

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Santen Pharmaceutical Company, Ltd.                       1,300   $       33,051
Sanwa Shutter Corp. (a)                                   3,762           21,361
Sanyo Electric Company, Ltd. * (a)                       23,151           47,087
Sapporo Hokuyo Holdings, Inc.                                 5           54,661
Sapporo Holdings (a)                                      3,466           16,478
SBI E*Trade Securities Compnay, Ltd.                         27           30,661
SBI Holdings, Inc. (a)                                      176           63,017
Secom Company, Ltd.                                       3,290          163,106
Sega Sammy Holdings, Inc. (a)                             2,892           93,132
Seiko Epson Corp. (a)                                     2,222           60,634
Seino Transportation Company, Ltd.                        2,409           28,357
Sekisui Chemical Company, Ltd. (a)                        7,228           61,009
Sekisui House, Ltd.                                       8,638          130,814
Seven & I Holdings Company, Ltd.                         13,481          434,134
SFCG Company, Ltd. (a)                                       70           13,294
Sharp Corp.                                              16,218          278,317
Shimachu Company, Ltd.                                      723           21,261
Shimamura Company, Ltd. (a)                                 276           26,992
Shimano, Inc. (a)                                           969           27,099
Shimizu Corp. (a)                                         8,695           49,738
Shin-Etsu Chemical Company, Ltd.                          6,411          409,652
Shinko Electric Industries Company, Ltd. (a)              1,200           33,458
Shinko Securities Company, Ltd.                           8,000           31,661
Shinsei Bank, Ltd.                                       21,094          128,709
Shionogi & Company, Ltd. (a)                              4,523           83,177
Shiseido Company, Ltd. (a)                                6,523          130,460
Shizuoka Bank, Ltd. (a)                                   9,342          101,654
Showa Denko K.K. (a)                                     19,161           82,652
Showa Shell Sekiyu K.K.                                   3,555           39,647
SMC Corp.                                                   864          114,443
SOFTBANK Corp. (a)                                       12,288          254,612
Sojitz Holdings Corp. * (a)                               4,291           13,964
Sompo Japan Insurance, Inc.                              14,104          184,906
Sony Corp. (a)                                           16,342          661,989
Stanley Electric Corp.                                    2,308           47,725
Sumco Corp (a)                                              700           51,907
Sumitomo Bakelite Company, Ltd. (a)                       2,762           20,879
Sumitomo Chemical Company, Ltd. (a)                      23,446          175,249
Sumitomo Corp. (a)                                       16,866          210,539
Sumitomo Electric Industries, Ltd. (a)                   11,299          153,111
Sumitomo Heavy Industries, Ltd.                           9,990           83,730
Sumitomo Metal Industries, Ltd.                          67,577          259,427
Sumitomo Metal Mining Company, Ltd. (a)                   9,285          121,807
Sumitomo Mitsui Financial Group, Inc.                       100        1,050,847
Sumitomo Osaka Cement Company, Ltd. (a)                   6,523           19,348
Sumitomo Realty &
   Development Company, Ltd. (a)                          5,876          172,794
Sumitomo Rubber Industries, Inc. (a)                      3,100           34,153
Sumitomo Titanium Corp. (a)                                 400           47,627
Sumitomo Trust & Banking Company, Ltd. (a)               20,446          214,163
Suruga Bank, Ltd.                                         3,114           38,951
Suzuken Company, Ltd. (a)                                 1,123           42,160

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
T&D Holdings, Inc.                                        3,841   $      278,310
TAIHEIYO CEMENT CORP.                                    15,809           58,547
Taisei Corp. (a)                                         15,866           57,010
Taisho Pharmaceuticals Company, Ltd. (a)                  2,762           53,016
Taiyo Nippon Sanso Corp. (a)                              3,819           32,462
Taiyo Yuden Company, Ltd. (a)                             2,057           30,925
Takara Holdings (a)                                       3,409           20,050
Takashimaya Company, Ltd.                                 4,819           61,258
Takeda Pharmaceutical Company, Ltd. (a)                  14,549          908,696
Takefuji Corp.                                            1,736           79,738
Tanabe Seiyaku Company, Ltd. (a)                          4,000           50,169
TDK Corp.                                                 2,068          165,791
Teijin, Ltd. (a)                                         15,104           81,408
Terumo Corp.                                              2,803          106,419
The 77th Bank, Ltd. (a)                                   4,523           31,393
The Bank of Yokohama, Ltd.                               18,684          147,255
The Japan Steel Works, Ltd. (a)                           5,000           34,237
The Tokyo Electric Power Company, Ltd. (a)               19,867          572,439
THK Company, Ltd. (a)                                     1,681           39,746
TIS, Inc. (a)                                               817           19,283
Tobu Railway Company, Ltd. (a)                           13,752           69,459
Toda Corp. (a)                                            3,762           17,630
Toho Company, Ltd. (a)                                    2,133           43,383
Toho Titanium Company, Ltd. *                               500           30,890
Tohoku Electric Power Company, Inc. (a)                   6,680          146,337
Tokai Rika Company, Ltd.                                  1,100           21,394
Tokuyama Corp. (a)                                        4,000           53,559
Tokyo Broadcasting Company, Ltd.                            352            8,218
Tokyo Electron, Ltd. (a)                                  2,732          202,122
Tokyo Gas Company, Ltd. (a)                              36,835          184,799
Tokyo Seimitsu Company, Ltd. (a)                            600           31,525
Tokyo Steel Manufacturing Company, Ltd.                   1,800           28,358
Tokyo Style Company, Ltd.                                   705            8,502
Tokyo Tatemono Company, Ltd.                              5,000           56,271
Tokyu Corp. (a)                                          16,866          116,061
Tokyu Land Corp. (a)                                      6,171           58,572
TonenGeneral Sekiyu K.K. (a)                              4,171           37,716
Toppan Printing Company, Ltd. (a)                         8,990           99,804
Toray Industries, Inc. (a)                               22,389          168,676
Toshiba Corp. (a)                                        47,711          309,717
Tosoh Corp. (a)                                           6,228           25,281
Toto, Ltd. (a)                                            4,171           39,377
Toyo Seikan Kaisha, Ltd. (a)                              2,509           48,054
Toyo Suisan Kaisha, Ltd. (a)                              1,705           24,607
Toyobo Company, Ltd.                                      8,933           23,544
Toyoda Gosei Company, Ltd.                                1,134           24,986
Toyota Industries Corp. (a)                               3,090          131,194
Toyota Motor Corp. (a)                                   47,147        2,565,116
Toyota Tsusho Corp. (a)                                   3,000           79,068
Trend Micro, Inc. (a)                                     1,733           50,815
Ube Industries, Ltd. (a)                                 16,037           45,529
UNI Charm Corp. (a)                                         658           36,580

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Uniden Corp.                                                705   $        7,438
UNY Company, Ltd. (a)                                     2,762           36,655
Ushio, Inc.                                               1,957           42,208
USS Company, Ltd. (a)                                       393           25,279
Wacoal Corp.                                              2,057           25,939
West Japan Railway Company, Ltd. (a)                         27          115,551
Yahoo Japan Corp. (a)                                       235           88,523
Yakult Honsha Company, Ltd. (a)                           1,557           45,786
Yamada Denki Company, Ltd.                                1,366          137,063
Yamaha Corp. (a)                                          2,826           59,514
Yamaha Motor Company, Ltd. (a)                            2,791           74,032
Yamato Transport Company, Ltd. (a)                        5,580           80,815
Yamazaki Baking Company, Ltd. (a)                         1,409           13,672
YASKAWA Electric Corp. (a)                                3,000           29,492
Yokogawa Electric Corp. (a)                               3,014           39,642
                                                                  --------------
                                                                      44,785,752
KOREA - 0.00%
LG Philips LCD Company, Ltd., ADR * (a)                     487            8,079

LUXEMBOURG - 0.06%
Metro International SA, A Shares, GDR * (a)                 557              636
Metro International SA, B Shares, GDR * (a)               1,114            1,356
Tenaris SA, ADR                                           4,080          144,350
                                                                  --------------
                                                                         146,342
MALAYSIA - 0.36%
AirAsia BHD *                                            13,200            5,476
AMMB Holdings BHD                                        21,600           14,525
Berjaya Sports Toto BHD                                  10,500           13,324
British American Tobacco Malaysia Berhad                  2,200           25,502
Bursa Malaysia BHD                                        4,900            7,573
Commerce Asset Holdings                                  37,800           68,159
DRB-Hicom Berhad                                          9,800            3,826
Gamuda BHD                                                8,900            9,701
Genting Berhad                                            6,100           39,862
Golden Hope Plantations BHD                               6,800            8,629
Guinness Anchor Berhad                                    2,200            3,430
Highlands & Lowlands BHD                                  2,800            3,341
Hong Leong Bank BHD                                       7,400           10,735
Hong Leong Credit BHD                                     3,400            4,296
IGB Corp. Berhad                                         10,700            4,207
IJM Corp. BHD                                             5,300            8,910
IOI Corporation Berhad                                   11,400           50,076
IOI Properties BHD                                        1,400            3,113
KLCC Property Holdings Berhad                             6,800            4,056
Kuala Lumpur Kepong Berhad                                3,900           11,527
Kurnia Asia Bhd *                                         7,300            2,256
Lafarge Malayan Cement BHD                               18,900            4,458
Magnum Corp BHD                                          13,600            7,855
Malakoff BHD                                              9,300           24,713
Malayan Bank Berhad                                      32,500           98,698
Malaysian Airline System BHD                              4,200            3,986
Malaysian Bulk Carriers Berhad                            4,500            3,026

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MALAYSIA (CONTINUED)
Malaysian Pacific Industries                              1,400   $        3,796
Malaysian Resources Corp. Berhad *                       14,400            3,045
Maxis Communications Berhard                             15,100           36,440
Media Prima BHD                                           8,000            4,143
MISC BHD                                                 19,200           44,772
MMC Corp BHD                                              4,900            4,039
Mulpha International Berhad *                            12,300            3,969
Multi-Purpose Holdings BHD *                             10,800            2,518
OYL Industries BHD                                       10,800           16,399
Petronas Dagangan BHD                                     4,000            4,664
Petronas Gas Berhad *                                     6,200           14,710
PLUS Expressways BHD                                     23,400           17,766
POS Malaysia & Services Holdings BHD                      4,900            6,457
PPB Group BHD                                             7,500            8,948
Proton Holdings BHD                                       4,000            5,271
Public Bank Berhad                                       18,000           32,701
Resorts World Berhad                                      8,500           25,583
RHB Capital BHD                                          10,100            7,778
Road Builder M Holdings Berhad                            6,400            4,564
Scomi Group Berhad                                       11,400            2,921
Shell Refining Company Federation of Malaya
   BHD                                                    2,400            6,703
Sime Darby Berhard                                       25,500           41,486
SP Setia BHD                                              7,600            7,790
Star Publications Malaysia BHD                            7,100            6,391
TA Enterprise Berhad                                     12,800            2,273
Tan Chong Motor Holdings Berhad                           6,500            2,203
Tanjong PLC                                               3,500           11,958
Telekom Malaysia BHD                                     14,600           36,223
Tenaga Nasional Berhad                                   17,400           45,765
Transmile Group BHD                                       2,000            6,291
UMW Holdings Berhad                                       3,200            6,291
YTL Corp. BHD                                             9,800           14,083
                                                                  --------------
                                                                         883,201
MEXICO - 0.85%
Alfa SA de CV (a)                                         5,202           28,465
America Movil SA de CV (a)                              311,719          615,972
Carso Infraestructura y Construccion SA de
   CV * (a)                                              11,400            8,118
Cemex SA de CV * (a)                                    109,470          330,757
Coca-Cola Femsa SA de CV                                  4,453           13,860
Consorcio ARA SA de CV                                    2,715           13,348
Controladora Comercial Mexicana SA de CV                  5,129           10,322
Corp GEO SA de CV *                                       7,352           30,964
Desarrolladora Homex SA de CV *                           2,400           15,091
Empresas ICA Sociedad
   Controladora SA de CV *                                5,900           21,276
Fomento Economico Mexicano SA de CV                      12,085          117,488
Grupo Aeroportuario del Pacifico SA de CV                 6,600           22,556
Grupo Aeroportuario del Sureste SA de CV (a)              3,792           14,157
Grupo Bimbo SA de CV (a)                                  4,358           15,283
Grupo Carso SA de CV (a)                                 11,588           33,767

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MEXICO (CONTINUED)
Grupo Financiero Banorte SA de CV                        22,433   $       70,293
Grupo Mexico SA                                          17,796           55,795
Grupo Modelo SA (a)                                       8,417           36,783
Grupo Televisa SA (a)                                    39,883          170,297
Industrias Penoles SA de CV (a)                           1,498           11,659
Kimberly-Clark de Mexico SA de CV (a)                     8,300           33,634
Telefonos de Mexico SA de CV (a)                        163,966          210,529
TV Azteca SA de CV *                                     18,347           11,929
Urbi Desarrollos Urbanos SA de CV *                       6,300           17,756
Wal-Mart de Mexico SA                                    52,604          179,155
                                                                  --------------
                                                                       2,089,254
NETHERLANDS - 4.39%
ABN AMRO Holdings NV                                     29,807          869,737
Aegon NV                                                 23,667          444,072
Akzo Nobel NV                                             4,416          272,163
ASML Holding NV *                                         8,024          187,713
Buhrmann NV (a)                                           1,716           25,885
Corio NV                                                    665           48,468
DSM NV                                                    2,530          111,023
Euronext NV (a)                                           1,262          122,720
Euronext *                                                  172           16,802
Fugro NV (a)                                                959           40,429
Getronics NV (a)                                          1,810           12,216
Hagemeyer N.V. * (a)                                      8,876           43,240
Heineken NV (a)                                           3,992          182,675
ING Groep NV (a)                                         30,763        1,353,864
Koninklijke (Royal) KPN NV                               31,895          407,064
Koninklijke (Royal) Philips Electronics NV               20,551          721,413
Koninklijke Ahold NV *                                   25,678          272,990
Mittal Steel Company NV                                   7,648          267,211
Mittal Steel Company NV                                   3,802          132,740
Oce-Van Der Grinten NV (a)                                1,272           20,430
Randstad Holdings NV                                        766           43,643
Reed Elsevier NV                                         11,521          192,202
Rodamco Europe NV                                           899          104,756
Royal Dutch Shell PLC, A Shares (a)                      63,058        2,079,447
Royal Dutch Shell PLC, B Shares                          45,001        1,526,939
Royal Numico NV                                           2,801          126,149
SBM Offshore NV                                           2,228           60,573
TNT Post Group NV                                         6,722          255,069
Unilever NV                                              28,187          693,734
Vedior NV                                                 2,634           49,356
Wereldhave NV                                               301           32,878
Wolters Kluwer NV                                         4,707          122,835
                                                                  --------------
                                                                      10,840,436
NEW ZEALAND - 0.13%
Auckland International Airport, Ltd.                     18,756           24,859
Contact Energy, Ltd.                                      5,539           25,857
Fisher & Paykel Appliances Holdings, Ltd.                 5,069           11,947
Fisher & Paykel Healthcare Corp.                          9,802           26,559
Fletcher Building, Ltd.                                   9,012           50,484


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

NEW ZEALAND (CONTINUED)
Kiwi Income Property Trust                               13,635   $       12,285
Sky City Entertainment Group, Ltd.                        8,245           28,531
Sky Network Television, Ltd.                              3,742           13,193
Telecom Corp. of New Zealand, Ltd. (a)                   37,546          106,635
Tower, Ltd. *                                             5,537           11,713
Vector, Ltd.                                              4,817            7,454
Warehouse Group, Ltd. (a)                                 1,987            8,342
                                                                  --------------
                                                                         327,859
NORWAY - 0.61%
Acergy SA * (a)                                           3,274           56,087
Aker Kvaerner ASA (a)                                       441           39,298
Den Norske Bank ASA                                      11,199          137,478
DET Norske Oljeselskap * (a)                             14,000           19,531
Norsk Hydro ASA                                          11,986          268,404
Norske Skogindustrier ASA                                 2,871           43,272
Ocean RIG ASA * (a)                                       2,890           18,072
Orkla ASA (a)                                             3,182          151,798
Pan Fish ASA *                                           41,600           32,852
Petrojarl ASA * (a)                                         923            9,941
Petroleum Geo-Services ASA *                                923           45,096
Prosafe ASA (a)                                             650           39,946
Schibsted ASA                                               829           24,964
Statoil ASA                                              11,029          261,377
Stolt-Nielsen SA (a)                                        600           15,671
Storebrand ASA                                            3,878           41,052
Tandberg ASA                                              2,036           21,803
Tandberg Television ASA * (a)                             1,200            9,790
Telenor ASA (a)                                          13,009          170,090
TGS Nopec Geophysical Company ASA * (a)                   1,800           28,554
Tomra Systems ASA (a)                                     3,067           18,754
Yara International ASA (a)                                3,491           53,100
                                                                  --------------
                                                                       1,506,930
PERU - 0.06%
Cia de Minas Buenaventura SA                              1,306           35,401
Credicorp SA                                                704           29,322
Minsur SA                                                 5,102            7,433
Southern Peru Copper Corp.                                  600           55,794
Volcan Compania Minera SA, CMN Series B *                 5,408            8,695
                                                                  --------------
                                                                         136,645
PHILIPPINES - 0.05%
Ayala Corp.                                               1,410           13,328
Ayala Land, Inc.                                         59,000           16,731
Banco De Oro *                                            3,700            2,945
Bank of the Philippine Islands                           14,760           17,183
Equitable PCI Bank Corp. *                                3,900            5,860
First Philippine Holdings Corp.                           3,000            2,985
Globe Telecommunications, Inc.                              360            7,737
Jollibee Foods Corp.                                      4,700            3,320
Manila Electric Company *                                 4,400            2,583
Metropolitan Bank & Trust Company                         6,700            5,467
Petron Corp.                                             25,000            2,065

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHILIPPINES (CONTINUED)
Philippine Long Distance Telephone Company                  590   $       26,653
San Miguel Corp.                                          5,600            8,470
SM Investments Corp.                                      1,820            9,055
SM Prime Holdings, Ltd.                                  48,000            8,024
                                                                  --------------
                                                                         132,406
POLAND - 0.23%
Agora SA                                                    767            7,263
Bank BPH SA                                                 152           39,177
Bank Pekao SA                                             1,320           82,252
Bank Zachodni WBK SA                                        387           23,794
Boryszew SA *                                               430            3,803
BRE Bank SA *                                               156           12,008
Budimex SA *                                                210            5,097
Computerland SA                                              64            2,085
Debica SA                                                    65            1,391
Globe Trade Centre SA *                                   1,924           18,435
Grupa Kety SA                                               137            7,964
KGHM Polska Miedz SA                                      1,937           62,298
Mondi Packaging Paper Swiecie SA                            197            5,034
Orbis SA                                                    395            5,831
Polish Oil & Gas Company                                 20,895           21,089
Polska Grupa Farmaceutyczna SA                              156            3,498
Polski Koncern Naftowy Orlen SA                           5,644           88,328
Powszechna Kasa Oszczednosci Bank Polski
   SA                                                     7,039           82,080
Prokom Software SA                                          199            8,294
Softbank SA                                                 143            1,827
Telekomunikacja Polska SA                                12,319           78,297
TVN SA *                                                    455           15,331
                                                                  --------------
                                                                         575,176
PORTUGAL - 0.27%
Banco BPI, SA                                             5,274           39,342
Banco Comercial dos Acores, SA                           37,468          116,458
Banco Espirito Santo SA                                   3,465           52,970
Brisa Auto Estrada, SA                                    5,179           57,425
Cimpor-Cimentos De Portugal, SA                           4,089           29,310
Electricidade De Portugal, SA                            34,765          150,838
Jeronimo Martins, SGPS SA                                   500            8,931
Portugal Telecom, SGPS, SA                               13,656          170,648
PT Multimedia.com, SGPS, SA                               1,370           16,598
Sonae Industria SGPS SA New *                             1,232           11,160
Sonae, SGPS, SA                                          14,173           24,634
                                                                  --------------
                                                                         678,314
RUSSIA - 1.49%
AFK Sistema, Reg. S, Spons. GDR                           1,721           45,004
Gazprom, ADR                                             41,974        1,817,474
JSC MMC Norilsk Nickel, ADR                               1,324          172,120
Lukoil Oil Company, ADR                                   7,682          579,991
Mechel Steel Group, ADR                                     419            8,506
Mobile Telesystems, ADR                                   3,529          133,290
NovaTek OAO, ADR                                          1,349           67,113

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RUSSIA (CONTINUED)
Novolipetsk Steel, ADR                                    1,963   $       37,984
Polyus Gold Company ZAO, ADR *                            1,286           56,455
RAO Unified Energy System, ADR (a)                        1,444          106,423
Rostelecom, ADR (a)                                       1,018           30,642
Sberbank of Russian Federation, ADR                         526          114,668
Sibirtelecom, ADR * (a)                                      74            5,387
Surgutneftegaz OJSC, ADR *                                  120            7,788
Surgutneftegaz, ADR for PFD Shares                        1,232          107,184
Surgutneftegaz, ADR (a)                                   2,368          153,683
Tatneft, ADR (a)                                          1,167           99,195
UralsvyAzinform, ADR (a)                                    696            5,554
VolgaTelecom, ADR * (a)                                     636            5,114
Vympel Communicatii, ADR * (a)                            1,633           98,944
Wimm-Bill-Dann Foods OJSC, ADR (a)                          323           14,380
                                                                  --------------
                                                                       3,666,899
SINGAPORE - 0.66%
Allgreen Properties, Ltd.                                 7,580            7,599
Ascendas, REIT * (a)                                     15,469           20,970
CapitaLand, Ltd.                                         21,275           67,742
CapitaMall Trust * (a)                                   14,658           23,475
Chartered Semiconductor
   Manufacturing, Ltd. * (a)                             17,570           13,405
City Developments, Ltd.                                   8,285           55,895
ComfortDelGro Corp., Ltd.                                28,731           30,615
Cosco Corp. Singapore, Ltd. (a)                          13,000           13,607
Creative Technology, Ltd. (a)                               846            5,548
DBS Group Holdings, Ltd.                                 18,684          226,187
Fraser and Neave, Ltd.                                   14,900           38,894
Haw Par Corp., Ltd.                                       1,877            7,515
Jardine Cycle and Carriage, Ltd.                          2,488           18,825
Keppel Corp., Ltd.                                        8,990           83,892
Keppel Land, Ltd. (a)                                     5,876           18,376
K-REIT Asia *                                             1,175            1,319
Neptune Orient Lines, Ltd.                                7,638            9,776
Olam International, Ltd.                                 11,000           11,791
Oversea-Chinese Banking Corp., Ltd.                      41,752          172,431
Parkway Holdings, Ltd.                                    8,695           15,351
SembCorp Industries, Ltd.                                13,604           28,821
SembCorp Marine, Ltd. (a)                                 8,638           18,191
Singapore Airlines, Ltd.                                  8,990           82,758
Singapore Exchange, Ltd. (a)                             13,399           37,510
Singapore Land, Ltd. (a)                                  2,409           11,923
Singapore Petroleum Company, Ltd. (a)                     2,000            5,927
Singapore Post, Ltd.                                     21,151           13,469
Singapore Press Holdings, Ltd.                           25,441           65,768
Singapore Technologies Engineering, Ltd.                 21,798           39,170
Singapore Telecommunications, Ltd.                      120,410          185,246
SMRT Corporation, Ltd.                                    8,990            6,292
ST Assembly Test Services, Ltd. * (a)                    22,866           14,057
Suntec Real Estate Investment Trust * (a)                12,809           11,953
United Overseas Bank, Ltd.                               19,037          195,651
United Overseas Land, Ltd.                                8,531           18,826

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
Venture Corp., Ltd.                                       4,466   $       35,480
Want Want Holdings Company, Ltd.                          8,000           12,400
Wing Tai Holdings, Ltd.                                   7,228            8,613
                                                                  --------------
                                                                       1,635,268
SOUTH AFRICA - 1.07%
African Bank Investments, Ltd.                            8,224           23,467
Alexander Forbes, Ltd. *                                  6,158           12,722
Allan Gray Property Trust                                15,364           10,236
Anglo Platinum, Ltd.                                      1,116          113,403
AngloGold Ashanti, Ltd.                                   2,574           96,778
Aspen Pharmacare Holdings, Ltd.                           3,157           14,185
Aveng, Ltd.                                               6,900           24,500
AVI, Ltd.                                                 5,243           10,770
Barloworld, Ltd.                                          3,590           60,026
Bidvest Group, Ltd. *                                     4,438           64,751
Consol, Ltd.                                              4,978           10,027
Edgars Consolidated Stores, Ltd.                          8,702           33,707
Ellerine Holdings, Ltd.                                   1,837           15,476
FirstRand, Ltd.                                          47,714          109,043
Foschini, Ltd.                                            3,375           20,045
Gold Fields, Ltd.                                         8,389          148,922
Grindrod, Ltd.                                            5,436            9,896
Harmony Gold Mining Company, Ltd. *                       5,761           74,822
Impala Platinum Holdings, Ltd.                            1,082          179,518
Imperial Holdings, Ltd. *                                 3,083           51,450
Investec, Ltd. *                                          2,730           25,661
JD Group, Ltd.                                            3,097           25,992
Kumba Resources, Ltd.                                     1,085           18,492
Lewis Group, Ltd.                                         1,660           10,181
Liberty Group, Ltd.                                       1,881           17,826
Massmart Holdings, Ltd.                                   3,362           24,704
Metropolitan Holdings, Ltd.                               8,822           13,953
Mittal Steel South Africa, Ltd.                           3,457           35,039
MTN Group, Ltd.                                          22,596          183,802
Murray & Roberts Holdings, Ltd.                           4,586           18,948
Nampak, Ltd.                                              8,659           20,348
Naspers, Ltd.                                             5,090           78,601
Nedbank Group, Ltd.                                       3,513           51,799
Network Healthcare Holdings, Ltd. *                      21,294           34,092
Pick'n Pay Stores, Ltd.                                   3,355           12,476
Pretoria Portland Cement Company, Ltd.                      214            9,612
Reunert, Ltd.                                             2,871           25,259
Sanlam, Ltd.                                             38,999           86,105
Sappi, Ltd.                                               3,503           45,360
Sasol, Ltd.                                               9,822          324,652
Shoprite Holdings, Ltd.                                   7,319           23,086
Spar Group, Ltd.                                          2,679           12,574
Standard Bank Group, Ltd.                                20,708          208,043
Steinhoff International Holdings, Ltd. *                 15,046           48,781
Super Group, Ltd. *                                       5,037            7,609
Telkom SA, Ltd. *                                         5,102           88,602

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Tiger Brands, Ltd.                                        2,776   $       50,717
Tongaat-Hulett Group, Ltd.                                  782            8,986
Truworths International, Ltd.                             7,631           22,967
Woolworths Holdings, Ltd.                                12,608           22,302
                                                                  --------------
                                                                       2,640,313
SOUTH KOREA - 2.34%
Amorepacific Corp. *                                         60           27,898
Asiana Airlines *                                         1,727           12,611
Cheil Communications, Inc.                                   70           15,682
Cheil Industries, Inc.                                      720           31,233
CJ Corp.                                                    290           32,025
Daeduck Electronics Company, Ltd.                           810            7,096
Daegu Bank                                                1,970           32,996
Daelim Industrial Company                                   420           28,627
Daewoo Engineering & Construction
   Company, Ltd.                                          2,690           51,168
Daewoo International Corp.                                  680           25,725
Daewoo Securities Company, Ltd.                           1,810           31,464
Daewoo Shipbuilding & Marine Engineering
   Company, Ltd.                                          1,660           53,679
Daishin Securities Company, Ltd.                            690           14,984
Daum Communications Corp. *                                 201           10,227
Dongbu Insurance Company, Ltd.                              590           13,966
Dongkuk Steel Mill Company, Ltd.                            760           14,336
Doosan Infracore Company, Ltd.                              970           19,220
GS Engineering & Construction Corp.                         630           44,073
Hana Financial Group, Inc.                                1,890           86,481
Hanjin Heavy Industries & Construction
   Company, Ltd.                                            740           20,410
Hanjin Shipping Company, Ltd.                               870           21,697
Hanmi Pharm Company, Ltd.                                   120           12,364
Hanwha Chem Corp.                                         1,100           11,740
Hite Brewery Company, Ltd.                                  160           19,782
Honam Petrochemical Corp.                                   270           16,834
Hyosung Corp. *                                             460           10,014
Hyundai Autonet Company, Ltd. *                           1,530           16,330
Hyundai Department Store Company, Ltd.                      240           17,246
Hyundai Development Company                               1,130           50,392
Hyundai Engineering & Construction
   Company, Ltd. *                                          770           41,417
Hyundai Heavy Industries                                    760          105,210
Hyundai Marine & Fire
   Insurance Company, Ltd.                                1,180           15,587
Hyundai Mipo Dockyard                                       190           23,692
Hyundai Mobis                                               930           95,624
Hyundai Motor Company                                     2,590          221,695
Hyundai Securities Company, Ltd.                          1,800           22,826
Kangwon Land, Inc.                                        1,690           35,718
KCC Corp.                                                    80           22,910
Kia Motors Corp.                                          3,300           53,530
Kookmin Bank, ADR                                           914           71,319
Kookmin Bank                                              4,840          381,553

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Korea Electric Power Corp., ADR                           1,424   $       27,839
Korea Electric Power Corp.                                3,620          140,967
Korea Exchange Bank *                                     1,580           20,203
Korea Investment Holdings Company, Ltd.                     600           25,964
Korea Zinc Company, Ltd.                                    200           18,070
Korean Air Lines Company, Ltd.                              570           20,901
Korean Reinsurance Company                                1,230           15,208
KT & G Corp.                                              1,890          114,842
KT Corp., Sponsored ADR                                     716           15,373
KT Corp.                                                  2,060           88,818
KT Freetel Company, Ltd.                                  1,710           52,404
LG Chem, Ltd.                                               720           28,608
LG Electronics, Inc.                                      1,560          100,560
LG Household & Health Care, Ltd.                            180           14,190
LG International Corp.                                      890           21,397
LG Petrochemical Company, Ltd.                              540           11,784
LG Philips LCD Company, Ltd. *                            1,300           43,136
Lotte Chilsung Beverage Company, Ltd.                        10           13,558
Lotte Confectionery Company, Ltd.                            10           12,195
Lotte Shopping Company                                      150           53,102
LS Cable, Ltd.                                              370           13,685
Mirae Asset Securities Company, Ltd.                        250           16,882
NCSoft Corp. *                                              240           14,786
NHN Corp. *                                                 640           67,158
Nong Shim Company, Ltd.                                      50           14,266
Orion Corp.                                                  60           13,822
Pacific Corp.                                                80           10,948
Poongsan Corp.                                              460            9,722
POSCO, SADR (a)                                             770           49,996
POSCO                                                     1,070          277,026
Pusan Bank                                                1,980           24,481
S1 Corp.                                                    320           12,461
Samsung Corp.                                             2,230           70,696
Samsung Electro-Mechanics Company *                       1,060           43,686
Samsung Electronics Company, Ltd., GDR                      620          217,620
Samsung Electronics Company, Ltd.                         1,700        1,192,856
Samsung Engineering Company, Ltd.                           510           24,360
Samsung Fine Chemicals Company, Ltd.                        360           10,519
Samsung Fire & Marine
   Insurance Company, Ltd.                                  610           93,792
Samsung Heavy Industries Company, Ltd.                    2,900           70,792
Samsung SDI Company, Ltd.                                   600           49,456
Samsung Securities Company, Ltd.                            930           52,873
Samsung Techwin Company, Ltd.                               750           30,751
Shinhan Financial Group Company, Ltd.,
   ADR (a)                                                  305           27,389
Shinhan Financial Group Company, Ltd.                     3,100          139,718
Shinsegae Company, Ltd.                                     240          124,274
SK Corp.                                                  1,890          125,627
SK Telecom Company, Ltd., ADR                               977           23,087
SK Telecom Company, Ltd.                                    590          125,631
S-Oil Corp.                                                 790           52,845
The Hancook Tire Company, Ltd.                            1,710           22,498

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Tong Yang Investment Bank *                               1,340   $       16,072
Woongjin Coway Company, Ltd.                                690           16,844
Woori Investment & Securities Company, Ltd.               1,460           31,088
Yuhan Corp.                                                 120           18,641
                                                                  --------------
                                                                       5,786,848
SPAIN - 2.97%
Abertis Infraestructuras SA (a)                           3,496           91,809
Acciona SA                                                  432           65,767
Acerinox SA (a)                                           2,802           54,068
ACS Actividades SA (a)                                    3,895          184,808
Aguas De Barcelona SA-Class A (a)                           922           29,956
Altadis SA, Series A                                      4,240          201,393
Antena 3 de Television SA (a)                             1,160           23,737
Banco Bilbao Vizcaya Argentaria SA (a)                   52,932        1,225,528
Banco Popular Espanol SA (a)                             13,390          219,645
Banco Santander Central Hispano SA (a)                   92,723        1,466,885
Cintra Concesiones de Infraestructuras de
   Transporte SA (a)                                      3,050           42,989
Corporacion Mapfre SA                                     1,578           32,992
Ebro Puleva SA (a)                                        1,264           25,850
Endesa SA                                                14,906          634,448
Fadesa Inmobiliaria SA (a)                                  738           32,816
Fomento de Construcciones SA (a)                            704           56,267
Gamesa Corp. Tecno SA                                     2,590           56,779
Gas Natural SDG SA (a)                                    2,741           99,974
Grupo Ferrovial SA (a)                                      996           80,111
Iberdrola SA                                             12,699          568,704
Iberia Lineas Aereas de Espana SA (a)                     6,872           18,482
Indra Sistemas SA                                         1,864           40,579
Industria de Diseno Textil SA                             3,398          158,468
Inmobiliaria Colonial SA                                    509           39,487
Metrovacesa SA (a)                                            0                0
NH Hoteles SA * (a)                                       1,119           23,764
Promotora de Informaciones SA (a)                         1,108           18,147
Repsol SA (a)                                            14,343          427,066
Sacyr Vallehermoso SA (a)                                 1,554           70,678
Sogecable SA * (a)                                          522           18,642
Telefonica SA                                            69,628        1,207,520
Union Fenosa SA (a)                                       2,098          107,210
Zeltia SA * (a)                                           2,496           18,588
                                                                  --------------
                                                                       7,343,157
SWEDEN - 1.82%
Alfa Laval AB (a)                                         1,417           47,665
Assa Abloy AB, Series B (a)                               5,101           95,035
Atlas Copco AB, Series A                                  5,389          141,851
Atlas Copco AB, Series B                                  3,220           80,795
Axfood AB                                                   512           15,577
Billerud Aktibolag AB (a)                                   793           12,090
Boliden AB (a)                                            4,500           85,530
Capio AB *                                                1,679           38,455
Castellum AB                                              2,152           24,277

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SWEDEN (CONTINUED)
D. Carnegie & Company AB (a)                              1,027   $       21,697
Electrolux AB, Series B (a)                               4,124           67,106
Elekta AB, Series B (a)                                   1,228           23,172
Eniro AB (a)                                              2,866           35,270
Ericsson LM, Series B                                   236,750          822,273
Fabege AB                                                 1,152           25,519
Getinge AB, Series B (a)                                  2,931           53,705
Hennes & Mauritz AB, Series B                             7,568          317,179
Hoganas AG, B Shares (a)                                    447           11,858
Holmen AB, Series B                                         729           30,503
Husqvarna AB, B Shares *                                  4,307           50,796
Kungsleden AB                                             2,025           23,121
Lundin Petroleum AB, Series A *                           3,412           36,041
Modern Times Group AB, Series B *                           796           41,252
Nobel Biocare AG *                                           53            3,239
Nobia AB (a)                                                700           23,451
Nordea Bank AB                                           33,198          435,788
OMX AB (a)                                                1,175           22,815
Oriflame Cosmetics AB                                       684           22,728
Sandvik AB (a)                                           15,807          181,560
SAS AB * (a)                                              1,346           17,623
Scania AB, Series B (a)                                   1,587           94,831
Securitas AB, B Shares                                    5,101           64,171
Securitas Direct AB, B Shares *                           5,101           11,160
Securitas Systems AB, B Shares *                          5,101           16,043
Skandinaviska Enskilda Banken AB,
   Series A (a)                                           7,333          197,533
Skanska AB, Series B                                      5,841           99,038
SKF AB, Series B                                          6,548           96,028
Ssab Svenskt Stal AB, Series A                            2,502           46,700
Ssab Svenskt Stal AB, Series B (a)                        1,246           22,149
Svenska Cellulosa AB, Series B                            2,908          133,606
Svenska Handelsbanken AB, Series A                        8,161          220,954
Swedish Match AB (a)                                      5,347           87,189
Tele2 AB, Series B (a)                                    5,194           52,556
Telelogic AB * (a)                                        3,000            5,784
Teliasonera AB                                           29,557          189,955
Trelleborg AB, Series B (a)                               1,246           23,512
Volvo AB, Series A (a)                                    1,522           94,485
Volvo AB, Series B (a)                                    3,496          208,664
Wihlborgs Fastigheter AB                                    738           13,321
WM Data AB, Series B                                      4,523           15,771
                                                                  --------------
                                                                       4,501,421
SWITZERLAND - 5.67%
ABB, Ltd.                                                33,723          443,617
Adecco SA                                                 2,254          135,997
Ciba Specialty Chemicals Holding AG                       1,252           75,590
Clariant AG *                                             4,092           55,302
Compagnie Financiere
   Richemont AG, Series A (a)                             8,873          427,153
Credit Suisse Group AG                                   20,024        1,158,526
Geberit AG                                                   64           77,998
Givaudan AG                                                 107           85,651

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Holcim, Ltd.                                              3,428   $      280,161
Kudelski SA (a)                                             577           17,072
Kuehne & Nagel International AG                             898           62,117
Kuoni Reisen Holding AG, Series B *                          46           23,653
Logitech International SA *                               2,871           62,333
Lonza Group AG                                              614           42,521
Micronas Semiconductor Holding AG * (a)                     365            8,173
Nestle SA                                                 6,844        2,386,233
Nobel Biocare Holding AG, Series BR                         405           99,671
Novartis AG                                              39,490        2,305,294
Phonak Holding AG                                           713           45,101
PSP Swiss Property AG *                                     791           40,167
Rieter Holdings AG                                           66           28,421
Roche Holdings AG                                        11,918        2,060,513
Schindler Holding AG                                        832           43,380
Serono AG, Series B                                          77           66,501
SIG Holding AG *                                             95           27,425
Societe Generale de Surveillance Holdings AG                 70           70,476
Straumann Holding AG (a)                                    148           31,866
Sulzer AG                                                    56           44,625
Swatch Group AG, BR shares                                  529          102,204
Swatch Group AG                                             793           30,756
Swiss Re                                                  5,726          438,207
Swisscom AG                                                 307          102,190
Syngenta AG *                                             1,799          271,325
Synthes AG                                                  817           90,814
UBS AG                                                   35,090        2,098,946
Unaxis Holding AG * (a)                                     119           39,873
Zurich Financial Services AG                              2,472          607,375
                                                                  --------------
                                                                      13,987,227
TAIWAN - 1.64%
Accton Technology Corp. *                                 8,000            4,097
Acer Sertek, Inc.                                        33,000           55,935
Advanced Semiconductor Engineering, Inc. *               48,000           44,596
Advantech Company, Ltd. *                                 4,000           11,518
Asia Cement Corp.                                        21,000           15,228
Asia Optical Company, Inc.                                3,000           13,959
Asustek Computer, Inc.                                   37,000           86,862
AU Optronics, Corp.                                      92,000          130,227
BenQ Corp. *                                             32,000           18,805
Catcher Technology Company, Ltd.                          5,000           42,904
Cathay Financial Holdings Company, Ltd.                  83,000          166,263
Cathay Real Estate Development Company,
   Ltd. *                                                14,000            8,756
Chang Hwa Commercial Bank *                              58,000           34,960
Cheng Shin Rubber Industry Company, Ltd.                  9,000            8,810
Cheng Uei Precision Industry Company, Ltd.                4,000           14,261
Chi Mei Optoelectronics Corp.                            53,000           58,609
China Airlines *                                         18,000            7,886
China Development Financial Holdings Corp.              129,000           53,592
China Motor Company                                       8,000            6,961
China Steel Corp.                                       124,000          106,775

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Chinatrust Finance Holding Company, Ltd.                 90,000   $       67,165
Chunghwa Picture Tubes, Ltd. *                           87,000           17,874
Chunghwa Telecom Company, Ltd.                           60,000           99,524
CMC Magnetics Corp. *                                    40,000           11,663
Compal Communications, Inc.                               3,000           13,324
Compal Electronics, Inc.                                 48,000           42,493
Compeq Manufactuing Company, Ltd. *                      14,000            6,049
Delta Electronics Inc.                                   20,000           57,406
D-Link Corp.                                             10,000           10,575
E.Sun Financial Holding Company, Ltd.                    42,000           25,189
Eternal Chemical Company, Ltd.                            7,000           10,575
EVA Airways Corp.                                        19,000            7,578
Evergreen Marine Corp.                                   15,000            8,543
Far Eastern Textile, Ltd.                                36,000           26,703
First Financial Holding Company, Ltd.                    63,000           42,828
Formosa Chemicals & Fibre Corp.                          42,000           62,180
Formosa Petrochemical Corp.                              28,000           54,143
Formosa Plastic Corp.                                    61,000           87,084
Formosa Taffeta Company, Ltd.                            11,000            5,783
Foxconn Technology Company, Ltd.                          5,000           45,019
Fu Sheng Industrial Company, Ltd.                         9,000            8,430
Fubon Group Company, Ltd.                                53,000           43,957
Fuhwa Financial Holdings Company, Ltd. *                 19,000            8,324
Giant Manufacturing Company, Ltd.                         3,000            4,713
Gigabyte Technology Company, Ltd.                         9,000            7,206
HannStar Display Corp. *                                 73,000           11,116
High Tech Computer Corp.                                  5,000          132,336
Hon Hai Precision Industry Company, Ltd.                 61,000          371,372
Hua Nan Financial Holdings Company, Ltd.                 50,000           32,858
Inventec Appliances Corp.                                 3,000            9,291
Inventec Company, Ltd.                                   21,000           13,673
Kinpo Electronics                                        16,000            5,535
Largan Precision Company, Ltd.                            2,000           40,970
Lite-On Technology Corp.                                 35,000           43,198
Macronix International Co., Ltd. *                       42,000           12,880
MediaTek, Inc.                                           12,000          113,845
Mega Financial Holding Company, Ltd.                    127,000           89,981
Micro-Star International Company, Ltd.                   11,000            5,484
Mitac International                                      14,000           14,762
Nan Ya Plastics Corp.                                    75,000          104,917
Nan Ya Printed Circuit Board Corp.                        3,000           20,757
Nien Made Enterprises                                     4,000            3,275
Novatek Microelectronics Corp., Ltd.                      6,000           28,371
Optimax Technology Corp. *                                6,000            4,015
Oriental Union Chemical Corp.                             8,000            4,629
Phoenix Precision Technology Corp. *                      8,000           10,635
Phoenixtec Power Company, Ltd.                            5,000            5,476
Polaris Securities Company, Ltd. *                       20,000            8,853
Pou Chen Corp.                                           27,000           22,107
Premier Image Technology Corp.                            8,000           14,068
President Chain Store Corp.                               7,000           15,080
Quanta Computer, Inc.                                    25,000           35,803

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Realtek Semiconductor Corp.                              10,000   $       12,297
Ritek Corp. *                                            33,000            7,877
Shin Kong Financial Holding Company, Ltd. *              39,000           35,880
Siliconware Precision Industries Company                 33,000           39,334
SinoPac Holdings Company, Ltd.                           81,000           38,668
Synnex Technology International Corp.                    11,000            9,804
Taishin Financial Holdings Company, Ltd. *               70,000           35,426
Taiwan Cellular, Corp.                                   37,000           35,438
Taiwan Cement Corp.                                      39,000           29,223
Taiwan Fertilizer Company, Ltd. *                        10,000           16,255
Taiwan Glass Industrial Corp.                            10,000            7,191
Taiwan Secom Company, Ltd.                                4,000            6,623
Taiwan Semiconductor
   Manufacturing Company, Ltd.                          314,000          566,381
Tatung Company, Ltd. *                                   51,000           18,106
Teco Electric & Machinery Company, Ltd.                  25,000            8,724
U-Ming Marine Transport Corp.                             6,000            6,544
Uni-President Enterprises Corp.                          38,000           33,410
United Microelectronics Corp.                           266,000          149,084
Via Technologies Inc. *                                  14,000           10,765
Walsin Lihwa Corp. *                                     39,000           17,498
Wan Hai Lines, Ltd. *                                    16,000            8,798
Waterland Financial Holdings                             22,000            6,514
Winbond Electronics Corp. *                              50,000           15,031
Wintek Corp.                                             13,000           11,783
Ya Hsin Industrial Company, Ltd.                         14,000           10,617
Yageo Corp. *                                            35,000           12,267
Yang Ming Marine Transport Corp.                         17,000            8,732
Yieh Phui Enterprise                                     14,000            5,118
Yuanta Core Pacific Securities Company                   39,000           25,982
Yuen Foong Yu Paper Manufacturing
   Company, Ltd.                                         18,000            6,499
Yulon Motor Company, Ltd. *                              11,000           11,150
Zyxel Communications Corp.                                6,000            7,822
                                                                  --------------
                                                                       4,055,460
THAILAND - 0.18%
Advanced Info Service Company, Ltd.                      13,100           31,377
Airports of Thailand PCL                                  6,500           10,033
Aromatics Thailand PCL                                    3,100            2,743
Bangkok Bank PCL, Foreign Shares                         13,900           40,692
Bangkok Bank PCL                                          4,400           12,530
Bangkok Expressway PCL                                    4,000            2,214
Banpu PCL, Reg.                                           1,900            7,383
BEC World PCL                                            13,900            6,289
C.P. Seven Eleven PCL                                    20,905            3,338
Charoen Pokphand Foods PCL                               45,700            5,814
Delta Electronics Thailand PCL                            4,200            2,001
Electricity Generating PCL                                1,500            3,233
Hana Microelectronics PCL                                 8,600            6,351
Italian-Thai Development PCL                             21,200            3,188
Kasikornbank PCL                                          4,600            8,202
Kasikornbank PCL                                         17,300           31,768

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Kiatnakin Finance PCL                                     2,400   $        1,884
Kim Eng Securities Thailand PCL                           3,000            1,621
Krung Thai Bank PCL                                      42,300           12,946
Land & Houses PCL, Alien MKT REG                         27,800            5,512
Land & Houses PCL                                        19,700            3,801
National Finance PCL                                     10,300            4,084
Precious Shipping PCL                                     2,800            3,037
PTT Chemical PCL                                          3,218            6,466
PTT Exploration & Production PCL                         20,000           56,420
PTT PCL                                                  12,800           73,581
Ratchaburi Electricity Generating Holding PCL             4,500            4,192
Sahaviriya Steel Industries PCL *                        60,400            1,816
Siam Cement PCL, Foreign Shares                           4,500           30,659
Siam Cement PCL                                           1,700           10,768
Siam City Cement PCL                                        900            5,605
Siam Commercial Bank PCL                                 12,200           20,130
Siam Makro PCL                                            1,000            1,823
Sino Thai Engineering & Construction PCL                  9,400            1,216
Thai Airways International PCL                            8,000           10,060
Thai Union Frozen Products PCL                            3,500            2,217
Tisco Finance PLC                                         3,100            1,832
True Corp. PCL *                                         26,200            6,275
                                                                  --------------
                                                                         443,101
TURKEY - 0.21%
Adana Cimento Sanayii Turk Anonim Sirketi,
   Class A                                                  484            3,083
Akbank AS                                                13,514           69,131
Akcansa Cimento AS                                          869            4,130
Aksigorta AS                                              1,862            6,944
Alarko Holding AS                                           528            1,394
Anadolu Efes Biracilik Ve Malt Sanayii AS                   995           24,629
Arcelik AS                                                1,513            9,437
Aygaz AS *                                                  716            1,597
Cimsa Cimento Sanayi VE Tica AS                             485            2,801
Dogan Sirketler Grubu Holdings AS                         4,546           17,554
Dogan Yayin Holding AS *                                  3,780           11,777
Dogus Otomotiv Servis ve Ticaret AS                         600            2,792
Eregli Demir ve Celik Fabrikalari TAS                     3,452           15,380
Ford Otomotiv Sanayi AS                                   1,068            6,979
HACI Omer Sabanci Holdings, AS                            7,924           27,982
Hurriyet Gazetecilik AS                                   2,845            7,136
Ihlas Holding AS *                                        4,730            1,811
Is Gayrimenkul Yatirim Ortakligi AS                       2,285            3,982
KOC Holdings AS *                                         4,475           14,355
Migros Turk TAS *                                         1,715           17,207
Petkim Petrokimya Holding AS *                            1,258            4,193
Tofas Turk Otomobil Fabrik AS                             1,925            5,159
Trakya Cam Sanayi AS                                      1,026            2,628
Tupras Turkiye Petrol Rafine AS                           2,202           33,866
Turk Hava Yollari AS *                                    1,274            4,919
Turk Sise ve Cam Fabrikalari AS *                         2,254            7,260
Turkcell Iletisim Hizmet AS                               7,741           39,344

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TURKEY (CONTINUED)
Turkiye Garanti Bankasi AS                               16,606   $       49,106
Turkiye Is Bankasi AS                                    12,097           64,278
Turkiye Vakiflar Bankasi Tao                              6,755           29,874
Ulker Gida Sanayi ve Ticaret AS                           1,126            2,943
Vestel Elektronik Sanayi AS *                               796            1,860
Yapi ve Kredi Bankasi AS *                               11,710           20,251
                                                                  --------------
                                                                         515,782
UNITED KINGDOM - 16.91%
3i Group PLC *                                            7,347          128,634
Aegis Group PLC                                          12,942           32,396
Aggreko PLC                                               4,224           26,483
AMEC PLC                                                  5,090           34,104
Amvescap PLC                                             12,531          136,024
Anglo American PLC                                       23,346          975,670
ARM Holdings PLC                                         22,752           50,033
Arriva PLC                                                3,011           37,193
AstraZeneca Group PLC                                    25,583        1,598,231
Astro All Asia Networks PLC, GDR                          7,600           10,221
Aviva PLC                                                41,272          604,810
BAE Systems PLC                                          53,083          392,671
Barclays PLC                                            105,894        1,335,774
Barratt Developments PLC                                  4,095           81,698
BBA Group PLC                                             7,177           35,763
Bellway PLC                                               1,701           41,004
Berkeley Group Holdings PLC *                             1,418           35,694
BG Group PLC                                             57,569          699,254
BHP Billiton PLC                                         40,320          695,750
BICC PLC                                                  6,420           49,473
Boots Group PLC                                          13,550          196,536
Bovis Homes Group PLC (a)                                 2,181           37,818
BP PLC                                                  326,445        3,555,780
Brambles Industries, Ltd.                                10,365           92,919
Britannic Group PLC                                      11,195          129,379
British Airways PLC *                                     9,546           76,287
British American Tobacco Australasia, Ltd.               25,731          695,386
British Land Company PLC                                  8,533          217,830
British Sky Broadcasting Group PLC                       19,465          198,906
Brixton PLC                                               4,007           39,671
BT Group PLC                                            135,111          677,684
Bunzl PLC                                                 5,939           74,305
Burberry Group PLC                                        7,156           69,107
Cadbury Schweppes PLC                                    34,411          366,125
Capita Group PLC                                         10,508          107,673
Carnival PLC                                              2,651          126,766
Carphone Warehouse                                        7,329           42,144
Cattles PLC                                               6,017           42,764
Centrica PLC                                             59,557          362,537
Charter Plc *                                             3,022           48,244
Close Brothers Group PLC                                  1,950           37,243
Cobham PLC                                               19,629           66,677
Collins Stewart Tullett PLC                               3,792           61,743

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Compass Group PLC                                        35,924   $      180,354
Cookson Group PLC                                         3,509           37,269
Corus Group PLC                                          14,456          104,974
CSR PLC * (a)                                             2,219           35,010
Daily Mail and General Trust PLC                          4,631           52,566
Davis Service Group PLC                                   2,703           24,308
De La Rue PLC                                             2,698           28,883
Diageo PLC                                               46,192          815,663
Dixons Group PLC                                         29,139          119,432
Electrocomponents PLC                                     6,970           36,297
EMAP PLC                                                  3,172           44,643
EMI Group PLC                                            13,151           65,470
Enterprise Inns PLC                                       4,976           98,250
First Choice Holidays PLC                                 9,249           34,533
FirstGroup PLC                                            5,964           54,777
FKI PLC                                                   9,996           16,884
Friends Provident Ethical Investment
   Trust PLC                                             30,339          109,871
Gallaher Group PLC                                       10,326          168,906
George Wimpey PLC                                         6,969           67,562
GKN PLC                                                  12,415           66,743
GlaxoSmithKline PLC                                      95,242        2,534,720
Grafton Group PLC *                                         613            8,103
Great Portland Estates PLC                                2,278           25,794
Group 4 Securicor PLC                                    16,592           52,479
GUS PLC                                                  14,147          255,766
Hammerson PLC                                             4,658          114,376
Hanson PLC                                               12,020          174,007
Hays PLC                                                 22,809           61,685
HBOS PLC                                                 62,024        1,226,977
HMV Group PLC                                             8,017           24,307
HSBC Holdings PLC                                       187,842        3,425,913
ICAP PLC                                                  7,314           70,633
IMI PLC                                                   5,090           48,274
Imperial Chemical Industries PLC                         20,091          149,371
Imperial Tobacco Group PLC                               11,260          375,111
Inchcape Plc                                              7,711           75,585
Intercontinental Hotels Group PLC                         5,994          104,945
International Power PLC                                  24,962          146,226
Intertek Group PLC                                        2,407           35,138
Invensys PLC *                                           14,966           58,190
Investec PLC *                                            5,820           57,131
ITV PLC                                                  63,837          115,591
J Sainsbury PLC                                          23,613          165,945
Johnson Matthey PLC                                       3,503           90,408
Kesa Electricals PLC                                      8,067           49,181
Kingfisher PLC                                           38,847          178,307
Ladbrokes PLC                                            10,490           76,371
Land Securities Group PLC                                 7,681          282,908
Legal & General Group PLC                               105,108          280,319
Liberty International PLC                                 4,182           95,879
Lloyds TSB Group PLC                                     92,079          929,724

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Logicacmg PLC                                            18,518   $       53,719
London Stock Exchange Group PLC                           3,199           74,001
Lukoil Oil Company, ADR                                     400           30,200
Man Group PLC                                            29,012          243,253
Marks & Spencer Group PLC                                27,897          335,454
Meggitt PLC                                               6,433           37,564
MFI Furniture Group PLC * (a)                            10,535           18,928
Michael Page International PLC                            6,154           44,314
Misys PLC                                                 7,500           31,758
National Express Group PLC                                2,096           36,835
National Grid PLC ADR                                    44,148          551,524
Next Group PLC                                            3,918          139,029
Old Mutual PLC                                           83,718          262,443
Pearson PLC                                              12,811          182,341
Persimmon PLC                                             4,440          111,184
Premier Farnell PLC                                       4,708           15,948
Provident Financial PLC                                   3,855           45,129
Prudential PLC                                           39,413          489,421
Punch Taverns PLC                                         4,545           82,468
Rank Group PLC                                            9,127           40,099
Reckitt Benckiser PLC                                    10,031          415,646
Reed Elsevier PLC                                        20,933          232,125
Rentokil Initial PLC                                     29,992           82,233
Reuters Group PLC                                        21,648          176,039
Rexam PLC                                                 9,253           98,969
Rio Tinto PLC                                            17,323          819,276
Rolls-Royce Group PLC *                                  29,304          248,443
Royal & Sun Alliance PLC                                 46,813          130,543
Royal Bank of Scotland Group PLC                         52,068        1,792,068
SAB Miller PLC                                           14,849          277,351
Schroders PLC                                             2,199           38,275
Scottish & Newcastle PLC                                 12,477          133,103
Scottish & Southern Energy PLC                           14,252          351,555
Scottish Power PLC                                       24,513          298,891
Serco Group PLC                                           7,189           50,522
Severn Trent PLC                                          5,445          136,146
Signet Group PLC                                         26,828           55,482
Slough Estates PLC                                        7,689           95,696
Smith & Nephew PLC                                       15,859          145,808
Smiths Group PLC                                          9,381          157,399
Sportingbet PLC                                           6,749           23,273
SSL International PLC                                     3,394           22,232
Stagecoach Group PLC                                     11,493           27,317
Standard Life PLC * (a)                                  34,283          173,720
Tate & Lyle PLC                                           7,964          107,242
Taylor Woodrow PLC                                        8,681           57,636
Tesco PLC                                               129,989          875,812
The Sage Group PLC                                       21,319          100,248
Tomkins PLC                                              14,183           62,843
Travis Perkins PLC                                        1,960           63,681
Trinity Mirror PLC                                        4,273           38,066
Unilever PLC                                             20,102          495,481

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
United Business Media PLC                                 5,001   $       62,008
United Utilities PLC                                     13,954          184,246
Vodafone Group PLC                                      862,741        1,973,927
Whitbread PLC *                                           3,666           88,851
William Hill PLC                                          5,626           67,756
Wolseley PLC                                              9,657          203,508
WPP Group PLC                                            19,231          238,266
Xstrata PLC                                               7,537          311,317
Yell Group PLC                                           12,260          136,639
Yorkshire Water PLC                                       6,153           97,941
                                                                  --------------
                                                                      41,749,355
UNITED STATES - 0.00%
Southern Copper Corp.                                        65            6,013
                                                                  --------------
TOTAL COMMON STOCKS (Cost $200,973,489)                           $  235,914,933
                                                                  --------------
PREFERRED STOCKS - 0.89%

BRAZIL - 0.60%
Aracruz Celulose SA                                       4,000           19,781
Banco Bradesco SA                                         4,700          155,647
Banco Itau Holding Financeira SA *                        8,700          260,538
Brasil Telecom Participacoes SA *                     1,800,000           10,748
Braskem SA, A Shares                                      1,000            6,224
Centrais Eletricas Brasileiras SA                     1,000,000           20,701
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                               300,000            7,768
Cia de Bebidas das Americas, ADR (a)                      1,693           76,828
Cia de Bebidas das Americas                             170,000           77,029
Cia de Gas de Sao Paulo                                  30,000            4,147
Cia de Tecidos do Norte de Minas - Coteminas             40,000            3,358
Cia Energetica Minas Gerais                             800,000           31,391
Cia Paranaense de Energia *                           1,700,000           19,160
Cia Vale do Rio Doce                                     10,134          187,963
Duratex SA *                                              1,200           13,662
Eletropaulo Metropolitana de Sao Paulo SA *             100,000            3,986
Embratel Participacoes SA                             1,900,000            6,022
Gerdau SA                                                 3,100           41,698
Gol Linhas Aereas Inteligentes SA                           800           27,601
Klabin SA, ADR                                            9,000           19,127
Lojas Americanas SA *                                   500,000           20,307
Petroleo Brasileiro SA                                   14,900          278,212
Sadia SA, ADR                                             7,000           19,031
Tam SA                                                    1,059           33,516
Tele Norte Leste Participacoes SA                         2,400           32,790
Telemig Celular Participacoes SA                      2,100,000            3,864
Telesp Celular Participacoes SA *                         4,900           15,080
Tim Participacoes SA                                  9,700,000           26,728
Usinas Siderurgicas de Minas Gerais SA                    1,300           38,871
Votorantim Celulose e Papel SA *                            800           13,616
Weg SA                                                    1,700            7,687
                                                                  --------------
                                                                       1,483,081

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
PREFERRED STOCKS (CONTINUED)

GERMANY - 0.17%
Henkel KGaA-Vorzug, Non-Voting (a)                          951   $      132,303
Porsche AG, Non-Voting                                      133          137,826
RWE AG, Non-Voting                                          678           56,873
Volkswagen AG, Non-Voting                                 1,779          105,286
                                                                  --------------
                                                                         432,288
ITALY - 0.02%
Unipol SpA                                               13,177           39,034

SOUTH AFRICA - 0.00%
Lereko Mobility Proprietary, Ltd.                           160              777

SOUTH KOREA - 0.10%
Hyundai Motor Company                                       590           30,800
LG Electronics, Inc.                                        340           13,007
Samsung Electronics Company, Ltd.                           370          194,325
                                                                  --------------
                                                                         238,132
UNITED KINGDOM - 0.00%
EMAP PLC *                                                3,807            7,837
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,973,258)                          $    2,201,149
                                                                  --------------
WARRANTS - 0.00%

HONG KONG - 0.00%
China Overseas Land & Investment, Ltd.
   (Expiration Date 07/18/07, strike price
   HKD$4.5)                                               2,500              539

INDONESIA - 0.00%
Bank Pan Indonesia Tbk PT
   (Expiration Date 10/07/2009, strike
   price IDR$400.00)                                     16,560              315
                                                                  --------------
TOTAL WARRANTS (Cost $157)                                        $          854
                                                                --------------
RIGHTS - 0.00%

GERMANY - 0.00%
Suedzucker AG (Expiration Date 10/09/2006)*               1,120                0

JAPAN - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
   01/29/2010) *                                          4,466            1,926

THAILAND - 0.00%
True Corp. PCL (Expiration Date 04/27/2008,
   strike price 0.5004)  *                               12,595                0
                                                                  --------------
TOTAL RIGHTS (Cost $0)                                            $        1,926
                                                                  --------------

SHORT TERM INVESTMENTS - 27.10%
AIM Short-Term Investment Trust,
   STIC Prime Portfolio, Institutional
   Class                                         $    3,200,599   $    3,200,599
Canfor Pulp Income Fund                                     110            1,139
CI Financial Income Fund                                    967           25,814
Enerplus Resources Fund                        CAD        1,900           95,580
Federated Prime Obligations Fund                 $    4,064,383        4,064,383
State Street Navigator Securities Lending
   Prime Portfolio (c)                               59,460,006       59,460,006

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Yellow Pages Income Fund                       CAD        3,700   $       46,781
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $66,908,978)                                                $   66,894,302
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY INDEX
   TRUST A)
   (COST $269,855,882) - 123.56%                                  $  305,013,164
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.56)%                     (58,160,701)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  246,852,463
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Banking                                   13.35%
Telecommunications Equipment & Services    5.66%
Financial Services                         5.42%
Insurance                                  5.30%
International Oil                          5.14%

INTERNATIONAL EQUITY INDEX TRUST B

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 97.03%

ARGENTINA - 0.02%
Petrobras Energia Participaciones SA, ADR,
   B Shares *                                             2,864   $       28,840
Telecom Argentina SA, ADR, B Shares * (a)                 2,458           33,798
                                                                  --------------
                                                                          62,638
AUSTRALIA - 4.14%
ABC Learning Centres, Ltd. (a)                            9,202           42,980
Alinta, Ltd. (a)                                          6,749           57,409
Alumina, Ltd. (a)                                        31,588          145,895
Amcor, Ltd.                                              24,031          133,225
AMP, Ltd. (a)                                            47,420          316,319
Ansell, Ltd. (a)                                          3,363           26,574
APN News & Media, Ltd. (a)                                6,583           24,952
Aristocrat Leisure, Ltd. (a)                              8,199           86,259
Australia and New Zealand Bank Group, Ltd.               46,851          938,969
Australia Gas & Light Company, Ltd.                      11,806          188,954
Australian Stock Exchange, Ltd.                           4,627          112,204
Axa Asia Pacific Holdings, Ltd.                          22,967          111,389
Babcock & Brown, Ltd.                                     4,041           60,726
BHP Billiton, Ltd.                                       90,978        1,739,847
Billabong International, Ltd. (a)                         3,693           40,369
Bluescope Steel, Ltd. (a)                                18,638           90,116
Boral, Ltd.                                              15,568           83,984
Brambles Industries, Ltd. (a)                            25,987          247,225
Caltex Australia, Ltd. (a)                                3,617           64,502
Centro Properties Group, Ltd.                            21,040          126,377
CFS Gandel Retail Trust                                  37,913           57,143
CFS Retail Property Trust *                               1,162            1,717
Challenger Financial Services Group,
   Ltd. (a)                                              11,153           28,877

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Coca-Cola Amatil, Ltd. (a)                               13,780   $       68,786
Cochlear, Ltd. (a)                                        1,647           65,132
Coles Myer, Ltd.                                         31,731          340,699
Commonwealth Bank of Australia, Ltd.                     33,020        1,127,183
Commonwealth Property Office Fund, Ltd.                  36,259           38,147
Computershare, Ltd.                                       9,517           54,750
CSL, Ltd.                                                 4,885          196,936
CSR, Ltd.                                                22,728           50,536
DB RREEF Trust                                           74,296           88,698
DCA Group, Ltd. (a)                                      11,162           28,567
Downer EDI, Ltd.                                          7,715           34,539
Foster's Group, Ltd.                                     54,921          263,907
Futuris Corp., Ltd.                                      16,968           25,701
General Property Trust, Ltd.                             46,811          164,162
Goodman Fielder, Ltd.                                    30,583           49,290
Harvey Norman Holding, Ltd. (a)                          15,294           40,397
Iluka Resources, Ltd. (a)                                 6,381           33,852
ING Industrial Fund (a)                                  21,507           37,872
Investa Property Group, Ltd. (a)                         39,882           73,205
James Hardie Industries, Ltd.                            12,176           67,775
John Fairfax Holdings, Ltd.                              24,933           78,508
Leighton Holdings, Ltd. (a)                               4,240           61,185
Lend Lease Corp.                                          9,816          117,340
Lion Nathan, Ltd.                                         7,021           42,434
Macquarie Airports, Ltd.                                 16,392           37,549
Macquarie Bank, Ltd. (a)                                  6,205          320,155
Macquarie Communications
   Infrastructure Group, Ltd. (a)                         9,536           44,115
Macquarie Goodman Group, Ltd. (a)                        32,052          155,930
Macquarie Infrastructure Group, Ltd.                     62,300          148,752
Macquarie Office Trust (a)                               51,518           57,468
Mayne Nickless, Ltd.                                     17,387           44,369
Mayne Pharma, Ltd.                                       17,134           54,846
Mirvac Group, Ltd. (a)                                   23,177           81,971
Multiplex Group, Ltd.                                    14,875           39,068
National Australia Bank, Ltd. (a)                        41,847        1,145,926
Newcrest Mining, Ltd.                                     9,039          151,750
NRMA Insurance Group, Ltd.                               42,230          166,372
OneSteel, Ltd.                                           15,363           48,145
Orica, Ltd.                                               8,479          142,159
Origin Energy, Ltd.                                      20,969          104,361
Pacific Brands, Ltd.                                     10,657           20,117
Paladin Resources, Ltd. * (a)                            12,489           44,264
PaperlinX, Ltd.                                          10,427           29,953
Perpetual Trust of Australia, Ltd. (a)                    1,066           58,143
Publishing & Broadcasting, Ltd.                           3,647           50,723
Qantas Airways, Ltd., ADR                                28,106           81,998
QBE Insurance Group, Ltd.                                20,902          382,103
Rinker Group, Ltd.                                       23,254          241,179
Rio Tinto, Ltd. (a)                                       7,277          380,603
Santos, Ltd.                                             15,279          127,571
Sonic Healthcare, Ltd. (a)                                6,922           68,073

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Stockland - New Shares *                                     21   $          114
Stockland Company, Ltd.                                  37,722          208,282
Stockland Trust                                           1,117            6,167
Suncorp-Metway, Ltd.                                     15,300          250,469
Sydney Roads Group *                                     20,724           17,164
TABCORP Holdings, Ltd.                                   13,984          163,086
Telstra Corp., Ltd. (a)                                  54,576          151,078
Toll Holdings, Ltd. (a)                                  14,239          163,510
Transurban Group, Ltd. * (a)                             21,392          116,520
UNiTAB, Ltd. (a)                                          3,335           37,077
Wesfarmers, Ltd.                                         10,142          264,331
Westfield Group - New Shares *                               79            1,090
Westfield Group                                          37,879          531,918
Westpac Banking Corp., Ltd. (a)                          46,875          794,300
Woodside Petroleum, Ltd.                                 11,866          347,512
Woolworths, Ltd.                                         30,631          463,049
WorleyParsons, Ltd. (a)                                   3,407           42,708
Zinifex, Ltd.                                            12,046          105,610
                                                                  --------------
                                                                      15,767,261
AUSTRIA - 0.46%
Andritz AG                                                  271           41,360
BetandWin.com Interactive
   Entertainment AG * (a)                                   599           15,806
Bohler Uddeholm AG                                        1,208           67,983
Erste Bank der Oesterreichischen
   Sparkassen AG                                          4,853          302,297
Flughafen Wien AG                                           217           17,980
Immoeast Immobilien Anlagen AG *                          7,632           92,854
Immofinanz Immobilien Anlage AG *                        12,173          146,711
Mayr-Melnhof Karton AG                                       86           14,776
Meinl European Land, Ltd. *                               4,268           93,023
Oesterreichische Elektrizitaets AG, Class A               2,280          110,350
OMV AG                                                    4,488          232,645
Raiffeisen International Bank Holding AG (a)              1,008          107,419
RHI AG * (a)                                                619           24,226
Telekom Austria AG                                       10,340          261,045
Voestalpine AG                                            2,348           97,019
Wiener Staedtische Allgemeine
   Versicherung AG (a)                                      889           55,828
Wienerberger Baustoffindustrie AG                         1,867           88,205
                                                                  --------------
                                                                       1,769,527
BELGIUM - 1.06%
Agfa Gevaert NV                                           2,604           61,777
Barco N.V.                                                  324           29,657
Bekaert SA                                                  390           38,419
Belgacom SA                                               4,511          175,921
Cofinimmo SA                                                161           30,536
Colruyt SA (a)                                              428           73,085
Compagnie Maritime Belge SA (a)                             512           17,460
Delhaize Group (a)                                        1,894          159,187
Dexia                                                    15,131          392,173
Euronav NV (a)                                              369           11,979

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BELGIUM (CONTINUED)
Fortis Group SA                                          32,272   $    1,310,550
Groupe Bruxelles Lambert SA                               1,914          204,333
Interbrew                                                 5,030          277,077
KBC Bancassurance Holding NV                              5,055          532,602
Mobistar SA                                                 764           63,292
Omega Pharma SA                                             565           32,592
SA D'Ieteren Trading NV                                      76           25,377
Solvay SA                                                 1,756          227,231
Suez SA (a)                                               2,930          128,762
UCB SA (a)                                                2,347          149,323
Union Miniere SA                                            651           96,382
                                                                  --------------
                                                                       4,037,715
BERMUDA - 0.22%
Brilliance China Automotive Holdings, Ltd. *             26,291            4,083
Central European Media Enterprises, Ltd. *                  720           48,549
Cheung Kong Infrastructure Holdings, Ltd.                10,772           32,835
Cosco Pacific, Ltd.                                      29,145           58,278
Credicorp, Ltd., ADR                                         90            3,778
Esprit Holdings, Ltd.                                    22,515          204,154
Frontline, Ltd. (a)                                       1,492           57,079
Giordano International, Ltd.                             34,611           16,836
Hopson Development Holdings, Ltd., GDR                   14,000           28,246
Johnson Electronic Holdings, Ltd.                        36,525           31,923
Kerry Properties, Ltd.                                   12,264           44,544
Li & Fung, Ltd.                                          45,971          113,517
Noble Group, Ltd. (a)                                    24,000           15,738
Orient Overseas International, Ltd.                       5,562           22,558
SeaDrill, Ltd., GDR *                                     5,264           69,230
Sinochem Hong Kong Holding, Ltd., GDR                    48,000           17,249
Texwinca Holdings, Ltd.                                  13,067            8,536
TPV Technology, Ltd.                                     30,789           29,242
Yue Yuen Industrial Holdings, Ltd.                       12,067           37,169
                                                                  --------------
                                                                         843,544
BRAZIL - 0.84%
All America Latina Logistica SA                           9,000           69,968
Aracruz Celulose SA, ADR (a)                                581           28,916
Banco Bradesco SA, ADR (a)                                5,468          182,358
Banco Nossa Caixa SA                                        658           13,115
Brasil Telecom Participacoes SA, ADR                        626           18,818
Brasil Telecom Participacoes SA *                     1,200,000           13,966
Braskem SA, ADR (a)                                       1,584           19,943
Centrais Eletricas Brasileiras SA, ADR,
   B Shares (a)                                           1,429           14,780
Centrais Eletricas Brasileiras SA, ADR                    2,381           26,426
Centrais Eletricas Brasileiras SA                     1,900,000           41,953
Cia Brasileira De Distribuicao Grupo Pao de
   Acucar, ADR (a)                                          314            8,167
Cia de Concessoes Rodoviarias, ADR                        2,800           27,049
Cia de Saneamento Basico do Estado de Sao
   Paulo *                                              390,000           46,642
Cia Energetica De Minas Gerais, ADR (a)                   1,291           50,672
Cia Siderurgica Nacional SA                               1,600           45,633

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BRAZIL (CONTINUED)
Cia Vale do Rio Doce                                      9,600   $      206,896
Companhia Siderurgica Nacional SA, ADR (a)                2,041           58,026
Companhia Vale Do Rio Doce, ADR (a)                       8,138          175,455
Companhia Vale Do Rio Doce, SP ADR                       11,472          212,347
Cosan SA Industria e Comercio *                           4,272           68,879
Cyrela Brazil Realty SA                                   2,000           34,032
Diagnosticos da America SA *                              1,100           20,747
EDP - Energias do Brasil SA                               1,100           14,067
Embratel Participacoes SA, ADR (a)                          902           14,288
Empresa Brasileira de Aeronautica SA *                    6,700           65,648
Empresa Brasileira de Aeronautica SA, ADR (a)             1,026           40,291
Gafisa SA *                                               1,741           22,465
Gerdau SA, SADR (a)                                       4,068           55,121
Gerdau SA                                                 1,650           18,383
Lojas Renner SA                                             700           40,573
Natura Cosmeticos SA                                      3,000           36,833
Perdigao SA                                               1,960           19,998
Petroleo Brasileiro SA, ADR                               5,431          406,456
Petroleo Brasileiro SA, ADR                               3,909          327,691
Petroleo Brasileiro SA                                   14,400          300,407
Souza Cruz SA                                             1,500           23,185
Submarino SA *                                            1,306           25,533
Tele Norte Leste Participacoes SA, ADR (a)                3,563           48,849
Tele Norte Leste Participacoes SA                         1,800           55,478
Tractebel Energia SA                                      3,600           29,146
Unibanco - Uniao de Bancos Brasileiros SA *              17,200          127,387
Unibanco - Uniao De Bancos
   Brasileiros SA, ADR *                                  1,124           83,176
Usinas Siderurgicas de Minas Gerais SA,
   ADR * (a)                                              1,081           32,191
Vivo Participacoes SA, ADR * (a)                          5,768           17,996
Votorantim Celulose e Papel SA, SADR (a)                    858           14,535
                                                                  --------------
                                                                       3,204,485
CANADA - 5.99%
Aber Diamond Corp.                                        1,436           45,776
Abitibi Consolidated, Inc.                                8,019           19,918
ACE Aviation Holdings, Inc. *                             2,200           68,178
Agnico-Eagle Mines, Ltd.                                  2,413           74,887
Agrium, Inc.                                              3,661           99,141
Alcan Aluminum, Ltd. USD                                  9,619          384,260
Algoma Steel, Inc. *                                        900           25,268
Alimentation Couche Tard, Inc., ADR                       3,800           81,302
Angiotech Pharmaceuticals, Inc. *                         2,454           21,565
ARC Energy Trust, ADR                                     2,700           65,878
Astral Media. Inc.                                        1,200           43,300
ATI Technologies, Inc. *                                  6,422          137,631
Ballard Power Systems, Inc. *                             1,095            6,284
Bank Nova Scotia Halifax                                 25,348        1,091,928
Bank of Montreal                                         12,809          776,442
Barrick Gold Corp.                                       22,030          678,165
BCE, Inc.                                                 6,873          186,863
Bema Gold Corp. *                                        11,300           49,853

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Biovail Corp.                                             3,750   $      57,165
Bombardier, Inc. *                                       38,538         120,604
Brookfield Asset Management, Inc.                         8,901         394,447
Brookfield Properties Corp.                               2,923         103,086
CAE, Inc.                                                 7,016          59,956
Cameco Corp.                                              9,066         331,114
Canadian Imperial Bank of Commerce                        8,630         651,970
Canadian National Railway Company                        13,598         570,038
Canadian Natural Resources, Ltd.                         13,722         626,792
Canadian Oil Sands Trust, ADR                             6,000         160,438
Canadian Pacific Railway, Ltd.                            4,074         202,969
Canadian Tire Corp., Ltd.                                 2,054         129,241
Canetic Resources Trust                                   5,400          91,566
Canfor Corp. *                                            1,800          17,997
Celestica, Inc. *                                         5,692          61,146
CGI Group, Inc. *                                         6,676          43,820
Cognos, Inc. *                                            2,513          91,488
Cott Corp. *                                              1,031          17,658
Domtar, Inc. *                                            5,810          34,176
Duvernay Oil Corp, ADR *                                  1,000          30,299
Eldorado Gold Corp. *                                     8,200          35,662
Enbridge, Inc.                                            8,576         277,382
EnCana Corp. - CAD                                       21,564       1,005,688
Ensign Energy Services, Inc., ADR                         3,600          59,882
Fairfax Financial Holdings, Ltd.                            459          59,692
Finning International, Inc.                               2,419          81,147
First Calgary Petroleums, Ltd., ADR *                     5,400          34,041
First Quantum Minerals, Ltd., ADR                         1,800          84,318
Fortis, Inc.                                              2,600          56,980
Four Seasons Hotels, Inc.                                   653          41,808
George Weston, Ltd.                                       1,236          78,602
Gildan Activewear, Inc. *                                 1,600          77,963
Glamis Gold, Ltd. *                                       3,796         149,566
Goldcorp, Inc.                                            9,341         220,793
Great-West Lifeco, Inc.                                   7,076         191,049
Harvest Energy Trust                                      2,600          70,525
Husky Energy, Inc.                                        3,226         208,163
IGM Financial, Inc.                                       3,196         134,838
Imperial Oil, Ltd.                                        8,903         299,135
Inco, Ltd.                                                5,156         393,959
Intrawest Corp.                                           1,377          47,600
Ipsco, Inc.                                               1,200         104,258
Ivanhoe Mines, Ltd. *                                     6,200          38,750
Jean Coutu Group, Inc.                                    4,000          42,647
Kinross Gold Corp. *                                      8,565         107,447
Loblaw Companies, Ltd.                                    2,937         124,780
Magna International, Inc.                                 2,743         199,600
Manulife Financial Corp.                                 40,424       1,304,935
MDS, Inc.                                                 3,901          66,987
Meridian Gold, Inc. *                                     2,773          68,877
Methanex Corp.                                            2,867          69,644
MI Developments, Inc.                                     1,371          49,913

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
National Bank of Canada                                   4,168   $      227,984
Nexen, Inc.                                               6,782          363,365
Niko Resources, Ltd.                                        800           47,704
Nortel Networks Corp. *                                 112,437          257,097
Nova Chemicals Corp.                                      2,249           69,071
Novelis, Inc.                                             1,808           46,400
Onex Corp.                                                2,832           63,537
Open Text Corp. *                                           642           11,514
OPTI Canada, Inc. *                                       3,900           62,599
Pan American Silver Corp *                                1,700           33,125
Penn West Energy Trust, ADR                               2,200           80,784
Penn West Energy Trust                                    3,820          140,099
Petro-Canada                                             12,992          524,363
Potash Corp. of Saskatchewan, Inc.                        2,637          274,341
Power Corporation Of Canada                               8,417          240,238
Power Financial Corp.                                     6,522          198,374
Precision Drilling Trust, ADR                             1,500           46,176
PrimeWest Energy Trust                                    2,000           49,049
Provident Energy Trust *                                  5,300           61,878
QLT, Inc. *                                               1,223            9,256
Quebecor World, Inc.                                      1,719           17,958
Research In Motion, Ltd. *                                4,200          431,562
Ritchie Bros. Auctioneers, Inc.                             700           37,542
Rogers Communications, Inc.                               5,621          308,469
RONA, Inc. *                                              3,200           60,746
Royal Bank of Canada                                     33,176        1,472,869
Saputo, Inc.                                              1,300           42,199
Shaw Communications, Inc.                                 4,451          133,586
Shell Canada, Ltd.                                        5,480          154,051
Shoppers Drug Mart Corp.                                  4,856          198,821
SNC-Lavalin Group, Inc.                                   4,113          106,071
Sun Life Financial, Inc.                                 14,852          610,621
Suncor Energy, Inc.                                      11,802          848,639
Talisman Energy, Inc.                                    28,126          460,024
Teck Cominco, Ltd.                                        5,056          317,360
Telus Corp. - Non Voting Shares                           4,244          238,230
Telus Corp.                                               1,500           84,604
Thomson Corp.                                             5,698          229,923
TransAlta Corp.                                           5,221          111,049
Trans-Canada Corp.                                       12,650          398,715
Trican Well Service, Ltd.                                 3,200           54,032
TSX Group, Inc.                                           1,624           71,385
UTS Energy Corp., ADR *                                  11,800           40,737
Western Oil Sands, Inc. *                                 3,900          100,018
Yamana Gold, Inc.                                         6,200           57,263
                                                                  --------------
                                                                      22,832,668
CAYMAN ISLANDS - 0.08%
Agile Property Holdings, Ltd.                            32,789           26,722
ASM Pacific Technology, Ltd.                              4,414           23,000
Foxconn International Holdings, Ltd. *                   49,000          151,561
Hutchison Telecommunications
   International, Ltd. *                                 35,668           62,624

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CAYMAN ISLANDS (CONTINUED)
Kingboard Chemical Holdings, Ltd.                        11,772   $       42,606
TCL Communication Technology
   Holdings, Ltd. *                                         217                8
Xinao Gas Holdings, Ltd., GDR                            16,000           16,428
                                                                  --------------
                                                                         322,949
CHILE - 0.20%
Banco Santander Chile SA, ADR                             2,714          122,808
Cia Cervecerias Unidas SA, ADR                              460           12,112
Compania de Telecomunicaciones de Chile
   SA, ADR (a)                                            7,854           55,528
Distribucion y Servicio D&S SA, ADR (a)                     984           16,885
Embotelladora Andina SA, ADR, Series A                      918           12,042
Embotelladora Andina SA, ADR, Series B                    1,032           14,551
Empresa Nacional de Electricidad SA, ADR                  6,553          198,556
Enersis SA, ADR (a)                                      15,663          206,752
Sociedad Quimica y Minera de
   Chile SA, ADR, B Shares (a)                              722           83,102
Vina Concha Y Toro SA, ADR (a)                              908           27,149
                                                                  --------------
                                                                         749,485
CHINA - 0.73%
Air China, Ltd., Class H                                 63,934           27,570
Aluminum Corp. of China, Ltd.                            81,220           51,599
Angang New Steel Company, Ltd. Class H                   23,859           18,955
Bank of China, Ltd., H Shares *                         570,100          245,115
Bank of Communications Company, Ltd.,
   Class H                                              149,121          105,071
Beijing Capital International Airport
   Company, Ltd., Class H                                30,789           20,192
Beijing Datang Power Generation
   Company, Ltd., Class H                                38,432           28,855
BYD Company, Ltd., H Shares *                             2,054            5,958
Chaoda Modern Agriculture Holdings, Ltd.                 44,075           27,039
China Construction Bank                                 633,382          273,949
China Life Insurance Company, Ltd.                      181,624          355,248
China Mengniu Dairy Company, Ltd.                        23,502           39,454
China Overseas Land & Investment, Ltd.                   83,079           64,082
China Petroleum & Chemical Corp., Class H               429,970          265,986
China Shipping Container Lines Company, Ltd.             57,112           13,707
China Shipping Development Company, Ltd.,
   Class H                                               34,432           32,834
China Telecom Corp., Ltd.                               357,604          129,427
China Travel International Investment
   Hong Kong, Ltd.                                       70,291           15,517
COSCO Holdings                                           42,540           19,546
Dongfeng Motor Group Company, Ltd. *                     65,220           26,451
Guangdong Investment, Ltd.                               65,220           26,367
Guangshen Railway Company, Ltd., Class H                 40,789           17,275
Guangzhou R&F Properties Company, Ltd. *                 20,800           29,312
Huadian Power International Corp., Ltd.,
   Class H                                               14,789            4,195
Huaneng Power International, Inc., Class H               79,436           57,194
Hunan Non-Ferrous Metal Corp., Ltd *                     38,000           16,094

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CHINA (CONTINUED)
Jiangsu Expressway, Ltd.                                 33,145   $       19,143
Jiangxi Copper Company, Ltd., Class H                    37,075           35,307
Lenovo Group, Ltd.                                       91,436           35,910
Maanshan Iron & Steel Company, Ltd., Class H             48,075           16,906
PetroChina Company, Ltd., Class H                       486,261          522,358
PICC Property & Casualty Company, Ltd.,
   Class H *                                             65,220           23,856
Shanghai Electric Group Company, Ltd.                    74,864           25,174
Shanghai Forte Land Company                              14,789            5,163
Shenzhen Expressway Company, Ltd.                         9,859            5,492
Sinopec Shanghai Petrochemical
   Company, Ltd., H Shares                               61,934           30,841
Sinopec Yizheng Chemical Fibre
   Company, Ltd. *                                       18,075            3,804
Sinotrans, Ltd., Class H                                 42,610           14,601
Solomon Systech International, Ltd.                      43,838            7,652
Tsingtao Brewery Company, Ltd., Series H                  4,930            6,644
Weichai Power Company, Ltd.                               1,643            3,867
Yanzhou Coal Mining Company, Ltd., Class H               51,990           35,631
Zhejiang Expressway Company, Ltd., Class H               39,718           26,405
Zijin Mining Group, Ltd.                                 83,529           41,488
ZTE Corp., Class H                                        4,443           16,423
                                                                  --------------
                                                                       2,793,657
COLOMBIA - 0.03%
BanColombia SA, ADR                                       4,595          131,417

CZECH REPUBLIC - 0.10%
Cesky Telecom AS                                          3,019           59,786
CEZ AS                                                    5,551          196,229
Komercni Banka AS                                           407           60,541
Philip Morris CR AS                                          18            7,887
Unipetrol AS *                                            1,942           17,140
Zentiva NV                                                  613           35,842
                                                                  --------------
                                                                         377,425
DENMARK - 0.61%
A P Moller- Maersk A/S (a)                                   29          248,656
AS Det Ostasiatiske Kompagni                                514           24,135
Bang & Olufsen AS - B Series (a)                            293           31,453
Carlsberg AS, B Shares                                      848           71,340
Codan AS                                                    350           24,860
Coloplast AS (a)                                            712           57,234
Dampskibsselskabet Torm AS (a)                              400           20,687
Danisco AS (a)                                            1,319          107,037
Danske Bank AS                                           10,902          428,902
DSV AS                                                      637          111,404
FLS Industries AS, B Shares                                 683           31,663
GN Store Nord AS (a)                                      5,534           84,733
H. Lundbeck AS (a)                                        1,490           34,728
Jyske Bank *                                              1,485           85,644
NKT Holdings AS                                             589           44,491
Novo Nordisk AS                                           6,355          472,463
Novozymes AS, B Shares                                    1,386          105,754

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DENMARK (CONTINUED)
Sydbank AS                                                1,680   $       61,878
Topdanmark AS *                                             522           72,110
TrygVesta AS (a)                                            721           42,993
Vestas Wind Systems AS *                                  4,389          117,229
William Demant Holdings AS * (a)                            618           47,470
                                                                  --------------
                                                                       2,326,864
FINLAND - 1.12%
Amer Sports Oyj                                           1,940           43,563
Cargotec Corp. Oyj, B Shares                                964           40,811
Elisa Oyj, A Shares                                       3,803           83,949
Fortum Corp. Oyj                                         11,324          301,834
KCI Konecranes Oyj                                        1,414           26,854
Kesko Oyj                                                 1,731           72,820
Kone Corp. Oyj                                            1,939           94,092
Metra Oyj, B Shares                                       1,631           66,213
Metso Oyj                                                 2,973          109,455
Neste Oil OYJ (a)                                         3,263           94,880
Nokia AB Oyj                                            104,606        2,078,215
Nokian Renkaat Oyj                                        2,760           49,686
OKO Bank - A                                              2,400           38,303
Oriola-KD OYJ *                                           2,090            6,390
Orion Oyj, Series B *                                     2,090           39,772
Outokumpu Oyj (a)                                         2,613           66,731
Rautaruukki Oyj                                           2,019           58,016
Sampo Oyj, A Shares                                      10,760          224,417
SanomaWSOY Oyj (a)                                        1,740           44,657
Stora Enso Oyj, R Shares                                 14,853          225,366
TietoEnator Oyj (a)                                       1,924           56,580
UPM-Kymmene Oyj                                          13,316          316,581
Uponor Oyj                                                1,366           37,051
YIT Oyj (a)                                               3,180           73,707
                                                                  --------------
                                                                       4,249,943
FRANCE - 7.52%
Accor SA (a)                                              5,094          347,360
Air France KLM                                            2,848           85,920
Alcatel SA                                               33,865          413,732
Alstom RGPT * (a)                                         2,876          260,330
Arkema * (a)                                              1,457           68,780
Atos Origin SA *                                          1,765           97,337
AXA Group (a)                                            42,471        1,566,856
BNP Paribas SA (a)                                       21,266        2,289,179
Bouygues SA (a)                                           5,139          274,997
Business Objects SA * (a)                                 2,657           89,967
Cap Gemini SA                                             3,446          182,871
Carrefour SA (a)                                         15,149          957,672
Casino Guich-Perrachon SA (a)                             1,011           81,510
CNP Assurances SA (a)                                       940           91,229
Compagnie De Saint Gobain SA (a)                          7,799          565,949
Compagnie Generale des Etablissements
   Michelin, Class B (a)                                  3,709          271,974
Credit Agricole S.A. (a)                                 15,048          661,300

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Dassault Systemes SA (a)                                  1,521   $       85,617
Essilor International SA (a)                              2,535          259,694
European Aeronautic Defence &
   Space Company (a)                                      8,171          235,104
France Telecom SA (a)                                    43,035          988,195
Gaz de France (a)                                         5,115          203,759
Gecina SA                                                   277           36,969
Groupe Danone SA                                          6,105          857,384
Hermes International SA (a)                               1,632          150,935
Imerys SA (a)                                               845           70,753
Klepierre SA                                                632           94,691
Lafarge SA (a)                                            3,773          487,278
Lagardere S.C.A. (a)                                      2,963          213,888
L'Air Liquide SA (a)                                      3,031          618,706
L'Oreal SA (a)                                            7,470          759,093
LVMH Moet Hennessy SA (a)                                 6,157          634,650
M6-Metropole Television (a)                               1,422           43,657
Neopost SA                                                  851          101,592
PagesJaunes Groupe SA                                     3,352           95,256
Pernod-Ricard SA (a)                                      1,950          405,962
Peugeot SA (a)                                            3,753          211,733
Pinault-Printemps-Redoute SA (a)                          1,718          254,788
Publicis Groupe SA (a)                                    3,597          141,737
Renault Regie Nationale SA (a)                            4,643          532,782
Safran SA (a)                                             4,027           81,435
Sanofi-Aventis (a)                                       25,812        2,298,798
Schneider Electric SA                                     5,681          633,874
SCOR (a)                                                 23,370           56,925
Societe BIC SA (a)                                          875           54,438
Societe Des Autoroutes Paris-Rhin-Rhone (a)                 536           39,916
Societe Generale (a)                                      8,856        1,410,014
Societe Television Francaise 1 (a)                        2,805           89,640
Sodexho Alliance (a)                                      2,529          140,208
STMicroelectronics NV (a)                                17,833          309,268
Suez SA Strip VVPR *                                      3,544               45
Suez SA (a)                                              22,973        1,010,739
Technip SA                                                2,744          156,026
Thales SA (a)                                             2,062           91,532
Thomson SA * (a)                                          6,803          106,933
Total SA (a)                                             56,450        3,706,094
Unibail                                                   1,183          248,685
Valeo SA (a)                                              1,744           62,238
Vallourec SA (a)                                            915          213,474
Veolia Environnement SA                                   7,186          434,038
Vinci SA (a)                                              5,479          610,292
Vivendi Universal SA                                     29,396        1,060,247
Zodiac SA (a)                                             1,048           62,196
                                                                  --------------
                                                                      28,668,241
GERMANY - 5.36%
Adidas-Salomon AG                                         5,108          240,418
Allianz AG                                               10,419        1,804,003
Altana AG (a)                                             1,853          102,401

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
BASF AG                                                  13,150   $    1,053,516
Bayer AG                                                 18,652          951,248
Beiersdorf AG (a)                                         1,377           73,319
Bilfinger Berger AG                                         839           49,803
Celesio AG                                                2,032          105,977
Commerzbank AG                                           15,909          535,858
Continental AG                                            3,434          398,363
DaimlerChrysler AG                                       23,362        1,168,042
Deutsche Bank AG                                         13,199        1,593,447
Deutsche Boerse AG (a)                                    2,641          397,370
Deutsche Lufthansa AG                                     6,094          129,188
Deutsche Post AG, GDR                                     2,057           53,627
Deutsche Post AG                                         17,082          448,592
Deutsche Postbank AG                                      1,507          114,425
Deutsche Telekom AG                                      72,814        1,158,389
Douglas Holding AG                                          950           44,473
E.ON AG                                                  15,988        1,896,072
Fresenius Medical Care AG                                 1,642          213,395
Heidelberger Druckmaschinen AG                            1,430           58,979
Hochtief AG (a)                                           1,510           94,576
Hypo Real Estate Holding AG                               3,355          209,411
Infineon Technologies AG *                               18,119          214,925
IVG Immobilien AG                                         1,994           72,197
KarstadtQuelle AG * (a)                                   1,714           40,771
Linde AG                                                  2,803          264,177
MAN AG                                                    3,184          269,589
Merck & Company AG                                        1,280          135,788
Metro AG                                                  3,798          222,077
MLP AG (a)                                                1,104           24,734
Muenchener Rueckversicherungs-
   Gesellschaft AG                                        5,146          814,166
Premiere AG * (a)                                         1,835           24,490
ProSieben Sat.1 Media AG                                  2,198           60,929
Puma AG                                                     309          105,452
Qiagen AG * (a)                                           3,855           60,400
Rheinmetall AG                                              842           61,315
RWE AG                                                   11,300        1,042,926
Salzgitter AG                                               977           91,857
SAP AG                                                    5,674        1,125,818
Siemens AG                                               21,733        1,896,925
Solarworld AG (a)                                           840           46,175
Suedzucker AG                                             1,846           45,621
Thyssen Krupp AG                                          9,364          315,642
TUI AG                                                    5,923          122,331
Volkswagen AG (a)                                         4,613          393,157
Wincor Nixdorf AG                                           445           64,726
                                                                  --------------
                                                                      20,411,080
GREECE - 0.53%
Alpha Bank SA                                            10,578          282,352
Athens Stock Exchange SA (ASE) *                          1,250           19,823
Bank of Piraeus SA                                        5,875          152,346
Coca Cola Hellenic Bottling Company SA                    2,930          101,032

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Cosmote Mobile Communications SA                          2,710   $       64,979
EFG Eurobank Ergas SA                                     6,276          192,363
Folli-Follie SA                                             450           13,073
Germanos SA                                               1,550           36,969
Greek Organization of Football Prognostics                6,100          205,077
Hellenic Petroleum SA                                     2,920           35,044
Hellenic Technodomiki Tev SA                              3,220           31,537
Hellenic Telecommunications Organization SA *             8,040          197,267
Intracom SA *                                             2,330           14,898
Motor Oil Hellas Corinth Refineries SA                    1,199           30,422
National Bank Of Greece SA                               10,374          446,684
Public Power Corp.                                        2,850           68,697
Techniki Olympiaki SA                                     2,170            7,323
Titan Cement Company SA                                   1,570           74,453
Viohalco SA                                               3,000           30,448
                                                                  --------------
                                                                       2,004,787
HONG KONG - 1.52%
Anhui Conch Cement Company, Ltd., Series H               10,930           21,631
Bank of East Asia, Ltd.                                  36,147          164,231
Beijing Enterprises Holdings, Ltd.                        3,286            6,208
BOC Hong Kong Holdings, Ltd.                             91,828          206,482
Cathay Pacific Airways, Ltd.                             24,782           50,890
Cheung Kong Holdings, Ltd.                               35,849          384,872
China Eastern Airlines Corp., Ltd. *                     21,361            3,674
China Everbright, Ltd. *                                  8,216            5,431
China Merchants Holdings
   International Company, Ltd.                           29,371           86,323
China Mobile, Ltd.                                      126,530          896,408
China Resource Power Holdings, Ltd.                      30,789           32,561
China Resources Enterprises, Ltd.                        27,145           58,529
China Resources Land, Ltd.                               14,789            9,965
China Southern Airlines Company, Ltd. *                  13,145            3,728
Citic Pacific, Ltd.                                      27,967           86,145
CLP Holdings, Ltd.                                       43,789          265,546
CNOOC, Ltd.                                             388,280          322,421
COFCO International, Ltd.                                 8,216            5,536
Denway Motors, Ltd.                                     128,441           46,651
FU JI Food & Catering Services Holdings, Ltd.             6,300           10,511
Global Bio-Chem Technology Group Company                 39,145           10,952
Gome Electrical Appliances Holdings, Ltd.                22,573           18,020
Guangzhou Investment Company, Ltd.                       90,507           17,772
Hang Lung Properties, Ltd.                               44,326           94,550
Hang Seng Bank, Ltd.                                     17,919          226,414
Henderson Land Development Company, Ltd.                 17,601           98,943
Hong Kong & China Gas Company, Ltd.                      83,673          196,307
Hong Kong Electric Holdings, Ltd.                        34,582          161,557
Hong Kong Exchange & Clearing, Ltd.                      25,430          185,872
Hopewell Holdings, Ltd.                                  15,362           43,573
Hutchison Whampoa, Ltd.                                  51,377          453,330
Hysan Development Company, Ltd.                          15,188           38,947
Li Ning Company, Ltd.                                    17,751           20,276
Link, REIT *                                             52,946          110,219

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Melco International Development                          16,000   $       34,211
MTR Corp.                                                33,508           84,118
New World Development Company, Ltd.                      63,193          109,166
Nine Dragons Paper Holdings, Ltd. *                      26,400           29,952
PCCW, Ltd.                                               90,208           54,994
Ping An Insurance Group Company of China,
   Ltd.                                                  26,645           95,752
Semiconductor Manufacturing
   International Corp. *                                313,088           40,986
Shanghai Industrial Holdings, Ltd.                       11,930           22,508
Shangri-La Asia, Ltd.                                    30,296           66,879
Shenzhen Investment, Ltd.                                16,432            5,779
Shun Tak Holdings, Ltd.                                  24,000           28,338
Sino Land Company, Ltd.                                  36,128           64,080
Sun Hung Kai Properties, Ltd.                            32,611          355,550
Swire Pacific, Ltd., Class A                             22,663          236,618
TCL Multimedia Technology Holdings, Ltd. *               18,075            1,647
Techtronic Industries Company, Ltd.                      26,015           38,263
Television Broadcasting Company, Ltd.                     6,181           33,318
Travelsky Technology, Ltd.                                3,286            4,142
Weiqiao Textile Company, Ltd.                             5,751            7,603
Wharf Holdings, Ltd.                                     29,668          102,046
Wing Hang Bank, Ltd.                                      4,500           43,893
                                                                  --------------
                                                                       5,804,318
HUNGARY - 0.15%
BorsodChem Rt.                                            1,291           17,691
Gedeon Richter Rt.                                          395           81,461
Magyar Telekom Rt. *                                     13,268           53,314
MOL Magyar Olaj - es Gazipari Rt.                         1,996          181,733
OTP Bank Rt.                                              7,125          224,404
                                                                  --------------
                                                                         558,603
INDIA - 1.05%
Bajaj Auto, Ltd., ADR                                     1,226           80,180
Dr Reddy's Laboratories, Ltd., ADR (a)                    5,870           92,863
Grasim Industries, Ltd., ADR                              1,968          107,748
Hindalco Industries, Ltd., ADR                           12,371           45,402
ICICI Bank, Ltd., SADR                                   15,412          473,303
Infosys Technologies, Ltd., ADR (a)                      20,154          961,950
Larsen & Toubro, Ltd., ADR                                1,492           41,339
Mahindra & Mahindra, Ltd., ADR                            3,800           55,784
Ranbaxy Laboratories, Ltd., ADR                           9,084           85,753
Reliance Capital, Ltd. *                                  2,081           25,945
Reliance Communication, Ltd., ADR *                      41,620          315,172
Reliance Industries, Ltd., ADR                           19,670          993,335
Reliance Natural Resources, Ltd., ADR *                  20,810           20,209
Satyam Computer Services, Ltd., ADR (a)                   7,345          284,178
State Bank of India, Ltd., ADR (a)                        1,263           70,096
Tata Motors, Ltd., ADR (a)                                9,929          184,481
Videsh Sanchar Nigam, Ltd., ADR (a)                       1,354           23,289
Wipro, Ltd., ADR (a)                                     11,734          155,476
                                                                  --------------
                                                                       4,016,503

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDONESIA - 0.24%
Aneka Tambang Tbk PT                                     11,425   $        6,826
Astra Agro Lestari Tbk PT                                 9,658            9,548
Astra International Tbk PT                               56,483           76,395
Bank Central Asia Tbk PT                                155,387           81,449
Bank Danamon Indonesia Tbk PT                            48,759           28,074
Bank Internasional Indonesia Tbk PT                     556,000           11,778
Bank Mandiri Tbk PT                                     170,878           43,160
Bank Pan Indonesia Tbk PT *                             166,573            8,596
Bank Rakyat Indonesia Tbk PT                            150,501           80,115
Berlian Laju Tanker Tbk PT                               64,000           14,775
Bumi Resources Tbk PT                                   496,780           39,937
Energi Mega Persada Tbk PT *                             83,500            4,898
Gudang Garam Tbk PT                                      16,482           18,532
Indocement Tunggal Prakarsa Tbk PT                       26,487           14,171
Indofood Sukses Makmur Tbk PT                           122,905           16,690
Indosat Tbk PT                                              961           26,197
International Nickel Indonesia Tbk PT                     5,500           13,743
Kalbe Farma Tbk PT *                                    117,571           16,860
Perusahaan Gas Negara Tbk PT                             50,997           66,759
PT Indonesian Satellite Corp.                            28,500           15,945
PT Telekomunikiasi Indonesia, ADR                         4,330          156,573
Ramayana Lestari Sentosa Tbk PT                          51,631            4,936
Semen Gresik Persero Tbk PT                               4,414           12,995
Telekomunikasi Indonesia Tbk PT                         108,000           99,142
Unilever Indonesia Tbk PT                                43,500           21,738
United Tractors Tbk PT                                   40,968           26,926
                                                                  --------------
                                                                         916,758
IRELAND - 0.71%
Allied Irish Banks PLC - Dublin                          23,096          615,316
Bank of Ireland                                          25,641          501,604
Blackrock International Land PLC *                        8,508            4,102
C&C Group PLC                                             7,558          102,692
CRH PLC                                                  14,385          485,985
DCC PLC                                                   2,159           53,959
Depfa Bank PLC                                            9,239          170,659
Elan Corp. - Dublin *                                    10,585          163,830
Fyffes PLC - Dublin                                       8,508           16,514
Grafton Group PLC *                                       5,854           77,237
Greencore Group PLC - Dublin                              3,993           19,756
Iaws Group PLC, ADR                                       2,846           52,859
Independent News & Media PLC                             15,515           46,846
Irish Life & Permanent PLC - Dublin                       7,175          179,867
Kerry Group PLC                                           3,494           82,891
Kingspan Group PLC - Dublin                               3,165           65,248
Paddy Power PLC                                             929           17,443
Ryanair Holdings PLC, SADR * (a)                            868           54,936
                                                                  --------------
                                                                       2,711,744
ISRAEL - 0.37%
Africa-Israel Investments, Ltd.                             198           12,269
Aladdin Knowledge Systems, ADR *                            245            4,128
Alvarion, Ltd., ADR * (a)                                 2,419           15,457

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ISRAEL (CONTINUED)
Audio Codes, Ltd., ADR * (a)                                879   $        8,254
Bank Hapoalim, Ltd.                                      25,002          118,150
Bank Leumi Le-Israel                                     20,658           81,016
Bezek Israeli Telecommunications Corp., Ltd.             27,795           34,774
Check Point Software Tech., Ltd., ADR *                   4,933           93,974
Clal Industries & Investments, Ltd.                       1,318            6,752
Clal Insurance Enterprise Holdings, Ltd.                    327            6,555
Discount Investment Corp.                                   523           12,637
ECI Telecom, Ltd., ADR *                                  1,738           14,339
Ectel, Ltd., ADR *                                           34              151
Elbit Systems, Ltd.                                         570           17,282
Given Imaging Corp., ADR * (a)                              678           12,943
Harel Insurance Investments, Ltd.                           158            7,081
ICL Israel Chemicals, Ltd.                               13,138           64,069
IDB Development Corp., Ltd.                                 621           17,674
Israel Corporation, Ltd.                                     49           20,218
Israel Discount Bank, Ltd. *                             11,922           22,497
Koor Industries, Ltd. *                                     291           15,485
Lipman Electronic Engineering, Ltd.,
   ADR * (a)                                                560           15,803
Makhteshim-Agam Industries, Ltd.                          7,769           38,374
Migdal Insurance Holdings, Ltd.                           4,367            5,379
M-Systems Flash Disk Pioneers, Ltd., ADR *                  856           34,446
Nice Systems, Ltd. *                                        894           25,174
Orbotech, Ltd. *                                            827           19,600
Partner Communications, Ltd.                              1,845           18,282
RADWARE, Ltd. ADR * (a)                                     437            5,930
Retalix, Ltd. *                                             309            5,554
Strauss-Elite, Ltd.                                         739            6,803
Super-Sol, Ltd. *                                         2,043            6,474
Syneron Medical, Ltd., ADR * (a)                            382            8,824
Tadiran Communications Industries, Ltd.                     166            5,345
Teva Pharmaceutical Industries, Ltd.                     18,443          616,166
United Mizrahi Bank, Ltd.                                 3,253           19,975
                                                                  --------------
                                                                       1,417,834
ITALY - 3.03%
Alleanza Assicuraz SpA (a)                               10,566          123,590
Assicurazioni Generali SpA                               24,663          923,018
Autogrill SpA (a)                                         3,019           48,067
Autostrade SpA                                            7,288          216,262
Banca Fideuram SpA                                        7,560           48,195
Banca Intesa SpA - Non convertible                       25,737          157,706
Banca Intesa SpA                                        101,786          670,189
Banca Monte dei Paschi Siena SpA (a)                     30,291          183,689
Banca Popolare di Milano SpA (a)                          9,886          130,812
Banche Popolari Unite SpA                                 8,765          235,961
Banco Popolare Di Verona e Novara SpA                     9,687          267,786
Benetton Group SpA                                        1,777           30,592
Bulgari SpA (a)                                           3,823           48,695
Capitalia SpA                                            43,893          363,622
Enel SpA (a)                                            111,114        1,014,242
Eni SpA (a)                                              67,228        1,993,200

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
Fiat SpA * (a)                                           14,974   $      238,789
Finmeccanica SpA                                          8,123          181,475
Fondiaria-Sai SpA (a)                                     1,783           78,243
Gruppo Editoriale L'Espresso SpA (a)                      4,709           24,076
Italcementi SpA (a)                                       1,850           46,870
Lottomatica SpA                                           1,501           56,575
Luxottica Group SpA                                       3,441          101,409
Mediaset SpA                                             19,989          214,918
Mediobanca SpA                                           12,451          271,691
Mediolanum SpA (a)                                        6,689           49,728
Mondadori (Arnoldo) Editore SpA (a)                       3,141           29,109
Pirelli & Company SpA                                    72,036           62,007
San Paolo-IMI SpA                                        29,060          613,835
Seat Pagine Gialle SpA (a)                              103,657           51,879
Snam Rete Gas SpA (a)                                    24,389          118,504
T.E.R.N.A SpA                                            30,270           88,133
Telecom Italia SpA                                      275,664          783,376
Telecom Italia SpA-RNC                                  157,384          379,364
Tiscali SpA * (a)                                         6,476           18,383
UniCredito Italiano SpA (a)                              44,882          370,677
UniCredito Italiano SpA                                 156,871        1,302,550
                                                                  --------------
                                                                      11,537,217
JAPAN - 18.31%
Access Company, Ltd. * (a)                                    6           42,712
Acom Company, Ltd. (a)                                    1,987           84,868
Aderans Company, Ltd.                                       483           12,525
Advantest Corp. (a)                                       3,980          197,651
AEON Company, Ltd.                                       14,604          358,293
AEON Credit Service Company, Ltd. (a)                     1,877           44,937
Aiful Corp. (a)                                           1,727           66,885
Aisin Seiki Company                                       5,179          151,420
Ajinomoto Company, Inc. (a)                              15,305          164,983
Alfresa Holdings Corp. (a)                                  724           45,956
All Nippon Airways Company, Ltd.                         17,715           71,761
Alps Electric Company (a)                                 5,138           53,731
Amada Company, Ltd.                                       9,829           98,790
Amano Corp.                                               1,095           14,049
Aoyama Trading Company, Ltd. (a)                          1,142           36,486
Arrk Corp. *                                              1,800           23,659
Asahi Breweries, Ltd. (a)                                 9,201          134,272
Asahi Glass Company, Ltd. (a)                            23,191          286,350
Asahi Kasei Corp. (a)                                    30,963          198,373
ASATSU-DK, Inc.                                             548           16,672
Asics Corp.                                               5,000           65,212
Astellas Pharmaceuticals, Inc. (a)                       14,069          566,337
Autobacs Seven Company, Ltd. (a)                            853           32,096
Bank of Fukuoka, Ltd. (a)                                15,362          112,872
Bank of Kyoto, Ltd. (a)                                   7,000           70,831
Benesse Corp. (a)                                         1,854           68,661
Bridgestone Corp.                                        15,253          308,292
Canon Sales Company, Inc.                                 2,000           47,966

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Canon, Inc.                                              27,261   $    1,423,117
Casio Computer Company, Ltd. (a)                          6,233          125,716
Central Glass Company, Ltd.                               2,886           15,995
Central Japan Railway Company, Ltd. (a)                      40          427,119
Chiba Bank, Ltd. (a)                                     17,896          159,699
Chiyoda Corp. (a)                                         4,000           78,305
Chubu Electric Power Company, Inc. (a)                   17,177          446,893
Chugai Pharmaceutical Company, Ltd. (a)                   7,516          161,785
Circle K Sunkus Company, Ltd.                               612           11,514
Citizen Watch Company, Ltd. (a)                          10,135           83,485
Coca-Cola West Japan Company, Ltd.                          677           13,540
COMSYS Holdings Corp.                                     2,943           32,323
Credit Saison Company, Ltd.                               4,191          176,874
CSK Corp. (a)                                             1,790           74,937
Dai Nippon Printing Company, Ltd. (a)                    16,953          261,909
Daicel Chemical Industries, Ltd.                          6,534           45,350
Daido Steel Company, Ltd.                                 8,000           58,508
Daiichi Sankyo Company, Ltd. (a)                         18,772          532,934
Daikin Industries, Ltd. (a)                               6,515          193,242
Daimaru, Inc.                                             4,886           60,412
Dainippon Ink & Chemicals, Inc. (a)                      14,010           51,053
Dainippon Screen Manufacturing Company,
   Ltd. (a)                                               6,238           56,776
Daito Trust Construction Company, Ltd. (a)                1,819           98,812
Daiwa House Industry Company, Ltd.                       12,715          220,357
Daiwa Securities Group, Inc.                             32,251          376,626
Denki Kagaku Kogyo Kabushiki Kaisha (a)                   9,477           36,784
Denso Corp.                                              13,722          482,596
Dentsu, Inc. (a)                                             50          136,017
Dowa Mining Company, Ltd.                                 6,534           56,425
E-Access, Ltd. (a)                                           23           13,897
East Japan Railway Company (a)                               86          602,000
Ebara Corp. (a)                                           6,534           23,700
Eisai Company, Ltd. (a)                                   6,652          321,889
Electric Power Development Company, Ltd. (a)              4,300          153,415
Elpida Memory, Inc. * (a)                                 2,600          118,102
Familymart Company, Ltd.                                  1,860           50,914
Fanuc, Ltd.                                               4,679          365,596
Fast Retailing Company, Ltd. (a)                          1,366          128,381
Fuji Electric Holdings                                   15,420           79,583
Fuji Photo Film Company, Ltd.                            12,267          448,057
Fuji Software ABC, Inc. (a)                                 418           10,911
Fuji Television Network, Inc.                                11           24,890
Fujikura, Ltd.                                            9,477          103,845
Fujitsu, Ltd. (a)                                        46,621          384,821
Furukawa Electric Company, Ltd. (a)                      17,362          114,766
Glory, Ltd. (a)                                           1,400           27,170
Goodwill Group, Inc. (a)                                     40           24,203
Gunma Bank                                                7,477           55,317
Gunze, Ltd.                                               5,238           29,652
Hakuhodo DY Holdings, Inc. (a)                              570           37,243
Hankyu Department Stores (a)                              2,591           21,936

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Haseko Corp. * (a)                                       19,500   $       67,258
Hikari Tsushin, Inc. (a)                                    700           36,602
Hino Motors, Ltd. (a)                                     7,886           42,705
Hirose Electric Company, Ltd.                               683           90,584
Hitachi Cable, Ltd. (a)                                   2,591           11,703
Hitachi Capital Corp.                                       707           13,481
Hitachi Chemical, Ltd.                                    2,484           60,205
Hitachi Construction Machinery Company, Ltd.              2,243           50,182
Hitachi High-Technologies Corp                            1,800           50,949
Hitachi, Ltd. (a)                                        84,118          491,164
Hokkaido Electric Power Company, Inc. (a)                 4,768          115,765
Hokugin Financial Group, Inc.                            30,134          113,641
Honda Motor Company, Ltd. (a)                            39,862        1,341,120
House Food Corp. (a)                                      2,301           38,025
Hoya Corp. (a)                                           10,992          414,529
Ibiden Company, Ltd. (a)                                  3,300          174,508
Index Corp. (a)                                              27           19,586
Inpex Holdings Inc. *                                        20          158,983
Isetan Company, Ltd. (a)                                  4,262           71,984
Ishikawajima-Harima Heavy Industries
   Company, Ltd. (a)                                     30,134           92,190
ITO EN, Ltd. (a)                                          1,706           58,843
Itochu Corp. (a)                                         39,202          303,982
Itochu Techno-Science Corp.                                 548           27,864
JAFCO Company, Ltd. (a)                                     653           32,982
Japan Airlines System Corp.                              16,953           33,188
Japan Prime Realty Investment Corp.                           8           23,932
Japan Real Estate Investment Corp. (a)                        8           67,797
Japan Retail Fund, REIT                                       7           51,610
Japan Tobacco, Inc.                                         118          459,000
JFE Holdings, Inc. (a)                                   14,062          551,755
JGC Corp. (a)                                             5,886           98,466
Joyo Bank, Ltd. (a)                                      18,953          112,594
JS Group Corporation (a)                                  6,716          140,581
JSR Corp. (a)                                             4,833          106,490
Kajima Corp. (a)                                         24,191          110,705
Kaken Pharmaceutical Company, Ltd.                        1,943           13,239
Kamigumi Company, Ltd.                                    7,534           58,804
Kaneka Corp. (a)                                          7,829           74,176
Kansai Electric Power Company, Ltd. (a)                  19,878          459,047
Kansai Paint Company, Ltd. (a)                            5,238           39,640
Kao Corp. (a)                                            12,362          330,003
Katokichi Company, Ltd.                                   1,737           14,205
Kawasaki Heavy Industries, Ltd. (a)                      28,963           95,971
Kawasaki Kisen Kaisha, Ltd. (a)                          14,067           88,932
KDDI Corp.                                                   63          392,949
Keihin Electric Express Railway
   Company, Ltd. (a)                                     11,067           80,939
Keio Electric Railway Company, Ltd. (a)                  15,715          104,944
Keisei Electric Railway Company, Ltd. (a)                 5,000           30,678
Keyence Corp. (a)                                           947          218,292
Kikkoman Corp. (a)                                        4,238           49,455

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kinden Corp. (a)                                          2,591   $       21,409
Kintetsu Corp. (a)                                       41,792          131,043
Kirin Brewery Company, Ltd.                              20,896          279,263
Kobe Steel Company, Ltd.                                 71,517          224,854
Kokuyo Company, Ltd. (a)                                  2,431           38,690
Komatsu, Ltd. (a)                                        23,430          405,061
Komori Corp.                                              1,295           26,394
Konami Corp. (a)                                          2,343           59,568
Konica Minolta Holdings, Inc.                            11,391          152,717
Kose Corp. (a)                                              600           19,373
Koyo Seiko Company, Ltd. (a)                              4,843           93,987
Kubota Corp. (a)                                         26,782          220,157
Kuraray Company, Ltd. (a)                                 8,800           97,993
Kurita Water Industries, Ltd. (a)                         3,319           64,411
Kyocera Corp.                                             4,238          363,103
KYOWA HAKKO KOGYO COMPANY, LTD. (a)                       6,477           45,668
Kyushu Electric Power                                    10,031          237,174
Lawson, Inc. (a)                                          1,631           57,361
LeoPalace21 Corp. (a)                                     3,402          124,260
Mabuchi Motor Company, Ltd. (a)                             918           56,169
Makita Corp. (a)                                          3,143           92,426
Marubeni Corp.                                           36,202          180,396
Marui Company, Ltd.                                       8,664          126,950
Matsui Securities Company, Ltd. (a)                       2,000           16,695
Matsumotokiyoshi Company, Ltd. (a)                        1,348           32,443
Matsushita Electric Industrial Company, Ltd.             50,393        1,067,648
Matsushita Electric Works, Ltd.                           8,181           86,524
Mediceo Holdings Company, Ltd. (a)                        4,590           94,134
Meiji Dairies Corp. (a)                                   6,886           46,568
Meiji Seika Kaisha, Ltd. (a)                              6,534           33,224
Meitec Corp. (a)                                          1,083           33,316
Millea Holdings, Inc.                                    19,000          663,390
Minebea Company, Ltd.                                     8,477           46,408
Mitsubishi Chemical Holdings Corp, ADR                   31,500          197,542
Mitsubishi Corp. (a)                                     33,956          638,833
Mitsubishi Electric Corp.                                50,973          429,815
Mitsubishi Estate Company, Ltd.                          28,782          629,301
Mitsubishi Gas & Chemicals Company, Inc.                 10,829          117,742
Mitsubishi Heavy Industries, Ltd. (a)                    79,937          331,264
Mitsubishi Logistc Corp. (a)                              1,943           31,055
Mitsubishi Materials Corp. (a)                           24,020           99,133
Mitsubishi Rayon Company, Ltd. (a)                       13,010           85,998
Mitsubishi Securities Company, Ltd. (a)                   8,000          100,339
Mitsubishi UFJ Financial Group, Inc.                        220        2,833,898
Mitsui & Company, Ltd. (a)                               39,611          504,201
Mitsui Chemicals, Inc.                                   18,010          129,733
Mitsui Engineering & Shipbuilding
   Company, Ltd. * (a)                                   15,362           49,992
Mitsui Fudosan Company, Ltd.                             20,248          460,728
Mitsui Mining & Smelting Company, Ltd.                   16,010           82,628
Mitsui O.S.K. Lines, Ltd. (a)                            29,487          218,154
Mitsui Sumitomo Insurance Company, Ltd.                  31,259          391,267

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Mitsui Trust Holdings, Inc.                              14,010   $      159,572
Mitsukoshi, Ltd. (a)                                     10,829           48,639
Mitsumi Electric Company, Ltd. (a)                          901           12,446
Mizuho Financial Group, Inc.                                244        1,894,102
Murata Manufacturing Company, Ltd. (a)                    5,304          368,583
Namco Bandai Holdings, Inc. (a)                           6,032           94,927
NEC Corp.                                                50,383          277,107
NEC Electronics Corp. * (a)                               1,148           39,499
Net One Systems Company, Ltd. (a)                            14           19,458
NGK Insulators, Ltd. (a)                                  6,829           96,069
NGK Spark Plug Company, Ltd.                              5,238          104,094
NHK Spring Company, Ltd.                                  3,000           34,754
NICHIREI Corp. (a)                                        7,534           39,777
Nidec Corp. (a)                                           2,914          220,032
Nikko Cordial Corp.                                      21,543          250,118
Nikon Corp. (a)                                           7,181          148,488
Nintendo Company, Ltd.                                    2,508          517,328
Nippon Building Fund, Inc.                                   11          111,864
Nippon Electric Glass Company, Ltd.                       5,000          110,381
Nippon Express Company, Ltd. (a)                         21,191          113,677
Nippon Kayaku Company, Ltd.                               3,591           30,463
Nippon Light Metal Company, Ltd. (a)                     16,124           40,583
NIPPON MEAT PACKERS, Inc. (a)                             5,238           58,905
Nippon Mining Holdings, Inc. (a)                         20,868          147,668
Nippon Oil Corp. (a)                                     32,906          242,612
Nippon Paper Group, Inc. (a)                                 27           97,932
Nippon Sheet Glass Company, Ltd. (a)                      9,829           46,230
Nippon Shokubai Company, Ltd. (a)                         3,591           43,518
Nippon Steel Corp. (a)                                  154,464          636,182
Nippon Telegraph & Telephone Corp.                          131          643,898
Nippon Yusen Kabushiki Kaisha (a)                        26,077          158,893
Nippon Zeon Company                                       3,591           36,366
Nishimatsu Construction Company, Ltd. (a)                 7,886           29,472
Nishi-Nippon City Bank, Ltd.                             14,000           68,695
Nissan Chemical Industries, Ltd.                          3,238           38,335
Nissan Motor Company, Ltd. (a)                           56,910          638,067
Nisshin Seifun Group, Inc. (a)                            4,886           51,013
Nisshin Steel Company (a)                                24,953           74,013
Nisshinbo Industries, Inc. (a)                            4,591           48,517
Nissin Food Products Company, Ltd. (a)                    2,684           85,524
Nitori Company, Ltd.                                      1,132           51,324
Nitto Denko Corp. (a)                                     4,368          259,119
NOK Corp. (a)                                             3,008           74,308
Nomura Holdings, Inc. (a)                                44,693          787,809
Nomura Real Estate Office Fund, Inc.                          6           48,153
Nomura Research Institute, Ltd. (a)                         489           67,963
NSK, Ltd. (a)                                            11,715           98,982
NTN Corp. (a)                                             8,772           69,433
NTT Data Corp. (a)                                           31          143,178
NTT DoCoMo, Inc. (a)                                        486          749,593
NTT Urban Development Corp. (a)                               6           48,000
Obayashi Corp. (a)                                       17,362          122,417

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
OBIC Company, Ltd. (a)                                      210   $       44,438
Odakyu Electric Railway Company (a)                      15,305           97,407
Oji Paper Company, Ltd. (a)                              21,191          116,191
Oki Electric Industry Company, Ltd. (a)                  15,362           34,630
Okuma Holdings, Inc.                                      4,000           35,424
Okumura Corp. (a)                                         2,886           15,873
Olympus Optical Company, Ltd. (a)                         5,534          163,206
Omron Corp.                                               5,839          143,501
Onward Kashiyama Company, Ltd.                            2,591           37,284
Oracle Corp. - Japan (a)                                  1,048           45,384
Oriental Land Company, Ltd. (a)                           1,407           79,054
Orix Corp.                                                2,224          615,369
Osaka Gas Company, Ltd. (a)                              54,155          189,084
Otsuka Corp. * (a)                                          400           42,576
Pioneer Electronic Corp. (a)                              3,979           70,138
Promise Company, Ltd. (a)                                 2,381           94,836
Q.P. Corp.                                                1,513           14,309
Rakuten, Inc. (a)                                           170           66,703
Resona Holdings, Inc. * (a)                                 119          357,000
Ricoh Company, Ltd.                                      17,601          350,528
Rinnai Corp. (a)                                            548           15,697
Rohm Company, Ltd.                                        2,873          267,092
Ryohin Keikaku Company, Ltd.                                689           48,756
Sanken Electric Company (a)                               2,943           38,109
SANKYO Company, Ltd.                                      1,407           75,239
Santen Pharmaceutical Company, Ltd. (a)                   1,400           35,593
Sanwa Shutter Corp. (a)                                   2,238           12,707
Sanyo Electric Company, Ltd. * (a)                       37,849           76,981
Sapporo Hokuyo Holdings, Inc.                                 8           87,458
Sapporo Holdings (a)                                      8,534           40,573
SBI E*Trade Securities Compnay, Ltd.                         25           28,390
SBI Holdings, Inc.                                          210           75,191
Secom Company, Ltd.                                       5,210          258,292
Sega Sammy Holdings, Inc.                                 3,808          122,631
Seiko Epson Corp. (a)                                     2,978           81,264
Seino Transportation Company, Ltd.                        3,591           42,270
Sekisui Chemical Company, Ltd. (a)                       12,772          107,804
Sekisui House, Ltd.                                      13,362          202,355
Seven & I Holdings Company, Ltd.                         20,519          660,781
SFCG Company, Ltd. (a)                                      110           20,891
Sharp Corp.                                              24,782          425,284
Shimachu Company, Ltd.                                    1,177           34,612
Shimamura Company, Ltd.                                     624           61,025
Shimano, Inc. (a)                                         2,131           59,596
Shimizu Corp. (a)                                        16,305           93,270
Shin-Etsu Chemical Company, Ltd.                          9,789          625,501
Shinko Electric Industries Company, Ltd. (a)              2,000           55,763
Shinko Securities Company, Ltd.                          14,000           55,407
Shinsei Bank, Ltd.                                       34,906          212,986
Shionogi & Company, Ltd. (a)                              8,477          155,891
Shiseido Company, Ltd. (a)                                9,477          189,540
Shizuoka Bank, Ltd. (a)                                  15,658          170,380

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Showa Denko K.K. (a)                                     28,839   $      124,399
Showa Shell Sekiyu K.K.                                   3,345           37,305
SMC Corp.                                                 1,436          190,209
SOFTBANK Corp. (a)                                       19,112          396,007
Sojitz Holdings Corp. * (a)                               9,709           31,595
Sompo Japan Insurance, Inc.                              21,896          287,060
Sony Corp. (a)                                           25,358        1,027,214
Stanley Electric Corp.                                    3,792           78,411
Sumco Corp (a)                                            1,400          103,814
Sumitomo Bakelite Company, Ltd. (a)                       4,238           32,036
Sumitomo Chemical Company, Ltd. (a)                      39,554          295,649
Sumitomo Corp. (a)                                       28,134          351,198
Sumitomo Electric Industries, Ltd. (a)                   19,001          257,480
Sumitomo Heavy Industries, Ltd.                          14,010          117,423
Sumitomo Metal Industries, Ltd. (a)                     105,423          404,717
Sumitomo Metal Mining Company, Ltd. (a)                  13,715          179,922
Sumitomo Mitsui Financial Group, Inc. (a)                   157        1,649,831
Sumitomo Osaka Cement Company, Ltd. (a)                  11,477           34,042
Sumitomo Realty &
   Development Company, Ltd. (a)                         10,124          297,714
Sumitomo Rubber Industries, Inc. (a)                      3,300           36,356
Sumitomo Titanium Corp. (a)                                 600           71,441
Sumitomo Trust & Banking Company, Ltd. (a)               33,554          351,464
Suruga Bank, Ltd.                                         4,886           61,116
Suzuken Company, Ltd. (a)                                 1,477           55,450
T&D Holdings, Inc.                                        6,009          435,398
TAIHEIYO CEMENT CORP. (a)                                24,191           89,589
Taisei Corp. (a)                                         24,134           86,719
Taisho Pharmaceuticals Company, Ltd. (a)                  3,238           62,153
Taiyo Nippon Sanso Corp. (a)                              7,181           61,039
Taiyo Yuden Company, Ltd. (a)                             1,943           29,211
Takara Holdings (a)                                       5,591           32,883
Takashimaya Company, Ltd.                                 7,181           91,284
Takeda Pharmaceutical Company, Ltd. (a)                  22,651        1,414,728
Takefuji Corp.                                            2,944          135,224
Tanabe Seiyaku Company, Ltd. (a)                          5,000           62,712
TDK Corp.                                                 3,232          259,108
Teijin, Ltd. (a)                                         22,896          123,406
Terumo Corp.                                              4,697          178,327
The 77th Bank, Ltd. (a)                                   8,477           58,836
The Bank of Yokohama, Ltd.                               31,316          246,813
The Japan Steel Works, Ltd.                               9,000           61,627
The Tokyo Electric Power Company, Ltd. (a)               31,233          899,934
THK Company, Ltd. (a)                                     2,619           61,924
TIS, Inc. (a)                                               983           23,200
Tobu Railway Company, Ltd. (a)                           22,248          112,371
Toda Corp. (a)                                            2,238           10,488
Toho Company, Ltd. (a)                                    3,967           80,685
Tohoku Electric Power Company, Inc. (a)                  11,420          250,175
Tokuyama Corp.                                            6,000           80,339
Tokyo Broadcasting Company, Ltd.                            548           12,794
Tokyo Electron, Ltd. (a)                                  4,268          315,760

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Tokyo Gas Company, Ltd. (a)                              60,165   $      301,845
Tokyo Seimitsu Company, Ltd. (a)                            900           47,288
Tokyo Steel Manufacturing Company, Ltd.                   3,200           50,414
Tokyo Style Company, Ltd.                                 1,295           15,617
Tokyo Tatemono Company, Ltd.                              7,000           78,780
Tokyu Corp. (a)                                          22,134          152,312
Tokyu Land Corp. (a)                                     10,829          102,784
TonenGeneral Sekiyu K.K. (a)                              7,829           70,793
Toppan Printing Company, Ltd. (a)                        14,010          155,535
Toray Industries, Inc. (a)                               33,611          253,222
Toshiba Corp. (a)                                        75,289          488,740
Tosoh Corp. (a)                                          13,772           55,905
Toto, Ltd. (a)                                            6,829           64,470
Toyo Seikan Kaisha, Ltd. (a)                              3,791           72,607
Toyo Suisan Kaisha, Ltd. (a)                              2,295           33,122
Toyobo Company, Ltd.                                     14,067           37,075
Toyoda Gosei Company, Ltd.                                1,966           43,319
Toyota Industries Corp.                                   5,310          225,450
Toyota Motor Corp. (a)                                   73,353        3,990,901
Toyota Tsusho Corp. (a)                                   4,800          126,508
Trend Micro, Inc. (a)                                     2,767           81,134
Ube Industries, Ltd. (a)                                 20,963           59,514
UNI Charm Corp.                                           1,042           57,928
Uniden Corp.                                              1,295           13,663
UNY Company, Ltd.                                         4,238           56,243
Ushio, Inc.                                               2,443           52,690
USS Company, Ltd. (a)                                       787           50,621
Wacoal Corp.                                              2,943           37,112
West Japan Railway Company, Ltd. (a)                         46          196,864
Yahoo Japan Corp. (a)                                       383          144,274
Yakult Honsha Company, Ltd. (a)                           2,443           71,841
Yamada Denki Company, Ltd.                                2,084          209,106
Yamaha Corp. (a)                                          4,774          100,537
Yamaha Motor Company, Ltd. (a)                            5,209          138,171
Yamato Transport Company, Ltd.                           10,420          150,913
Yamazaki Baking Company, Ltd. (a)                         2,591           25,141
YASKAWA Electric Corp.                                    4,000           39,322
Yokogawa Electric Corp. (a)                               5,686           74,785
                                                                  --------------
                                                                      69,796,128
KOREA - 0.01%
LG Philips LCD Company, Ltd., ADR * (a)                   2,360           39,152

LUXEMBOURG - 0.08%
Metro International SA, A Shares, GDR * (a)                 912            1,041
Metro International SA, B Shares, GDR * (a)               1,825            2,221
Tenaris SA, ADR                                           8,220          290,824
                                                                  --------------
                                                                         294,086
MALAYSIA - 0.35%
AirAsia BHD *                                            21,700            9,003
AMMB Holdings BHD                                        35,600           23,939
Berjaya Sports Toto BHD                                  17,400           22,080
British American Tobacco Malaysia Berhad                  3,300           38,253

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MALAYSIA (CONTINUED)
Bursa Malaysia BHD                                        8,000   $       12,364
Commerce Asset Holdings                                  55,900          100,796
DRB-Hicom Berhad                                         16,200            6,325
Gamuda BHD                                               14,700           16,023
Genting Berhad                                            9,000           58,812
Golden Hope Plantations BHD                              11,200           14,213
Guinness Anchor Berhad                                    3,700            5,769
Highlands & Lowlands BHD                                  4,200            5,011
Hong Leong Bank BHD                                      12,300           17,843
Hong Leong Credit BHD                                     5,600            7,076
IGB Corp. Berhad                                         17,700            6,959
IJM Corp. BHD                                             8,700           14,626
IOI Corporation Berhad                                   16,100           70,721
IOI Properties BHD                                        2,300            5,114
KLCC Property Holdings Berhad                            11,300            6,741
Kuala Lumpur Kepong Berhad                                6,500           19,211
Lafarge Malayan Cement BHD                               31,200            7,360
Magnum Corp BHD                                          22,500           12,995
Malakoff BHD                                             13,800           36,670
Malayan Bank Berhad                                      48,000          145,770
Malaysian Airline System BHD                              6,900            6,548
Malaysian Pacific Industries                              2,300            6,237
Maxis Communications Berhard                             22,300           53,815
Media Prima BHD                                          13,100            6,784
MISC BHD                                                 28,500           66,459
MMC Corp BHD                                              8,200            6,759
Mulpha International Berhad *                            20,300            6,550
OYL Industries BHD                                       17,900           27,180
Petronas Dagangan BHD                                     6,600            7,695
Petronas Gas Berhad *                                    10,200           24,200
PLUS Expressways BHD                                     38,500           29,230
POS Malaysia & Services Holdings BHD                      8,100           10,674
PPB Group BHD                                            12,300           14,675
Proton Holdings BHD                                       6,500            8,566
Public Bank Berhad                                       26,000           47,234
Resorts World Berhad                                     12,600           37,923
RHB Capital BHD                                          16,600           12,783
Road Builder M Holdings Berhad                           10,500            7,488
Scomi Group Berhad                                       16,400            4,202
Shell Refining Company Federation of Malaya
   BHD                                                    3,900           10,892
Sime Darby Berhard                                       37,700           61,334
SP Setia BHD                                             12,600           12,914
Star Publications Malaysia BHD                           11,600           10,443
Tanjong PLC                                               5,700           19,474
Telekom Malaysia BHD                                     21,600           53,590
Tenaga Nasional Berhad                                   25,700           67,595
Transmile Group BHD                                       3,400           10,694
UMW Holdings Berhad                                       5,300           10,419
YTL Corp. BHD                                            16,200           23,281
                                                                  --------------
                                                                       1,329,312

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MEXICO - 0.82%
Alfa SA de CV (a)                                         9,036   $       49,444
America Movil SA de CV (a)                              465,660          920,168
Cemex SA de CV * (a)                                    163,288          493,366
Coca-Cola Femsa SA de CV                                  7,859           24,461
Consorcio ARA SA de CV                                    4,485           22,050
Controladora Comercial Mexicana SA de CV                  8,971           18,054
Corp GEO SA de CV *                                      10,748           45,267
Fomento Economico Mexicano SA de CV                      19,855          193,026
Grupo Aeroportuario del Sureste SA de CV (a)              7,030           26,247
Grupo Bimbo SA de CV (a)                                  7,988           28,012
Grupo Carso SA de CV (a)                                 19,148           55,797
Grupo Financiero Banorte SA de CV                        36,931          115,722
Grupo Mexico SA (a)                                      29,245           91,691
Grupo Modelo SA (a)                                      13,908           60,779
Grupo Televisa SA (a)                                    59,443          253,816
Industrias Penoles SA de CV (a)                           2,750           21,404
Kimberly-Clark de Mexico SA de CV                        12,926           52,380
Telefonos de Mexico SA de CV (a)                        244,520          313,958
TV Azteca SA de CV *                                     33,951           22,074
Urbi Desarrollos Urbanos SA de CV *                      10,800           30,439
Wal-Mart de Mexico SA                                    78,432          267,118
                                                                  --------------
                                                                       3,105,273
NETHERLANDS - 4.43%
ABN AMRO Holdings NV                                     47,085        1,373,892
Aegon NV (a)                                             36,473          684,355
Akzo Nobel NV                                             6,907          425,686
ASML Holding NV *                                        11,787          275,744
Buhrmann NV                                               3,155           47,591
Corio NV                                                  1,061           77,330
DSM NV                                                    3,893          170,835
Euronext NV (a)                                           2,328          226,380
Fugro NV (a)                                              1,546           65,175
Getronics NV (a)                                          3,160           21,328
Hagemeyer N.V. * (a)                                     13,486           65,699
Heineken NV (a)                                           6,330          289,662
ING Groep NV                                             47,670        2,097,933
Koninklijke (Royal) KPN NV                               49,416          630,678
Koninklijke (Royal) Philips Electronics NV               31,847        1,117,943
Koninklijke Ahold NV *                                   39,513          420,074
Mittal Steel Company NV                                  13,555          473,593
Mittal Steel Company NV                                   4,287          149,673
Oce-Van Der Grinten NV (a)                                2,123           34,098
Randstad Holdings NV                                      1,198           68,256
Reed Elsevier NV                                         18,200          303,626
Rodamco Europe NV                                         1,395          162,553
Royal Dutch Shell PLC, A Shares (a)                      98,452        3,246,626
Royal Dutch Shell PLC, B Shares                          70,369        2,387,707
Royal Numico NV                                           4,527          203,883
SBM Offshore NV                                           3,499           95,128
TNT Post Group NV                                        10,108          383,552
Unilever NV                                              43,567        1,072,263

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
Vedior NV                                                 4,384   $       82,147
Wereldhave NV                                               536           58,548
Wolters Kluwer NV                                         7,003          182,751
                                                                  --------------
                                                                      16,894,709
NEW ZEALAND - 0.13%
Auckland International Airport, Ltd.                     27,201           36,052
Contact Energy, Ltd.                                      8,018           37,430
Fisher & Paykel Appliances Holdings, Ltd.                 6,971           16,430
Fisher & Paykel Healthcare Corp.                         13,404           36,319
Fletcher Building, Ltd.                                  13,267           74,320
Kiwi Income Property Trust                               20,904           18,835
Sky City Entertainment Group, Ltd.                       12,117           41,929
Sky Network Television, Ltd.                              5,411           19,077
Telecom Corp. of New Zealand, Ltd. (a)                   54,586          155,031
Tower, Ltd. *                                             7,975           16,870
Vector, Ltd.                                              6,952           10,757
Warehouse Group, Ltd. (a)                                 3,823           16,050
                                                                  --------------
                                                                         479,100
NORWAY - 0.63%
Acergy SA * (a)                                           5,083           87,076
Aker Kvaerner ASA                                           729           64,962
Den Norske Bank ASA                                      17,801          218,523
DET Norske Oljeselskap * (a)                             22,000           30,691
Norsk Hydro ASA                                          19,030          426,141
Norske Skogindustrier ASA                                 4,513           68,021
Ocean RIG ASA * (a)                                       4,825           30,172
Orkla ASA                                                 5,118          244,156
Pan Fish ASA *                                           69,200           54,648
Petrojarl ASA * (a)                                       1,510           16,263
Petroleum Geo-Services ASA *                              1,510           73,775
Prosafe ASA (a)                                             900           55,311
Schibsted ASA (a)                                         1,271           38,274
Statoil ASA                                              17,571          416,416
Stolt-Nielsen SA (a)                                      1,200           31,343
Storebrand ASA                                            6,122           64,806
Tandberg ASA                                              3,539           37,898
Tandberg Television ASA * (a)                             2,000           16,317
Telenor ASA                                              20,591          269,223
TGS Nopec Geophysical Company ASA * (a)                   2,800           44,418
Tomra Systems ASA (a)                                     4,633           28,330
Yara International ASA (a)                                5,412           82,319
                                                                  --------------
                                                                       2,399,083
PERU - 0.06%
Cia de Minas Buenaventura SA                              2,208           59,850
Credicorp SA                                              1,190           49,563
Minsur SA                                                 8,627           12,569
Southern Peru Copper Corp.                                1,014           94,292
Volcan Compania Minera SA, CMN Series B *                 9,144           14,703
                                                                  --------------
                                                                         230,977
PHILIPPINES - 0.08%
ABS-CBN Broadcasting Corp. *                                 30               10

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHILIPPINES (CONTINUED)
Ayala Corp.                                               3,234   $       30,570
Ayala Land, Inc.                                        136,000           38,567
Banco De Oro *                                            8,886            7,073
Bank of the Philippine Islands                           33,600           39,116
Equitable PCI Bank Corp. *                                9,133           13,722
Filinvest Land, Inc. *                                   79,193            2,585
First Philippine Holdings Corp.                           7,076            7,041
Globe Telecommunications, Inc.                              830           17,839
Jollibee Foods Corp.                                     10,900            7,701
Manila Electric Company *                                 6,089            3,575
Megaworld Corp.                                          64,177            2,452
Metropolitan Bank & Trust Company                        15,500           12,647
Petron Corp.                                             37,848            3,126
Philippine Long Distance Telephone Company                1,350           60,985
San Miguel Corp.                                         11,600           17,544
SM Investments Corp.                                      4,163           20,711
SM Prime Holdings, Ltd.                                 109,000           18,221
                                                                  --------------
                                                                         303,485
POLAND - 0.22%
Agora SA                                                    813            7,699
Bank BPH SA                                                 224           57,735
Bank Pekao SA                                             2,167          135,031
Bank Zachodni WBK SA                                        570           35,045
Boryszew SA *                                               661            5,846
BRE Bank SA *                                               226           17,396
Budimex SA *                                                278            6,748
Computerland SA                                             207            6,744
Debica SA                                                   150            3,210
Globe Trade Centre SA *                                   1,560           14,947
Grupa Kety SA                                               228           13,253
KGHM Polska Miedz SA                                      2,864           92,113
Mondi Packaging Paper Swiecie SA                            417           10,655
Orbis SA                                                    660            9,743
Polish Oil & Gas Company                                 30,232           30,512
Polska Grupa Farmaceutyczna SA                              331            7,421
Polski Koncern Naftowy Orlen SA                           7,795          121,991
Powszechna Kasa Oszczednosci Bank Polski
   SA                                                    10,415          121,447
Prokom Software SA                                          271           11,295
Softbank SA                                                 253            3,232
Telekomunikacja Polska SA                                18,226          115,841
TVN SA *                                                    540           18,195
                                                                  --------------
                                                                         846,099
PORTUGAL - 0.26%
Banco BPI, SA                                             8,077           60,252
Banco Comercial dos Acores, SA                           51,931          161,411
Banco Espirito Santo SA                                   5,061           77,369
Brisa Auto Estrada, SA                                    8,769           97,231
Cimpor-Cimentos De Portugal, SA                           5,356           38,391
Electricidade De Portugal, SA                            48,579          210,774
Jeronimo Martins, SGPS SA                                 1,003           17,916

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PORTUGAL (CONTINUED)
Portugal Telecom, SGPS, SA                               20,146   $      251,749
PT Multimedia.com, SGPS, SA                               2,084           25,249
Sonae Industria SGPS SA New *                             1,620           14,674
Sonae, SGPS, SA                                          23,914           41,564
                                                                  --------------
                                                                         996,580
RUSSIA - 1.45%
AFK Sistema, Reg. S, Spons. GDR                           2,587           67,650
Gazprom, ADR                                             62,144        2,690,835
JSC MMC Norilsk Nickel, ADR                               1,962          255,060
Lukoil Oil Company, ADR                                  11,983          904,717
Mechel Steel Group, ADR                                     713           14,474
Mobile Telesystems, ADR (a)                               5,251          198,330
NovaTek OAO, ADR                                          2,018          100,396
Novolipetsk Steel, ADR                                    3,137           60,701
Polyus Gold Company ZAO, ADR *                            2,032           89,205
RAO Unified Energy System, ADR (a)                        2,156          158,897
Rostelecom, ADR (a)                                       1,748           52,615
Sberbank of Russian Federation, ADR                         817          178,106
Sibirtelecom, ADR * (a)                                     158           11,502
Surgutneftegaz, ADR for PFD Shares                        1,840          160,080
Surgutneftegaz, ADR (a)                                   3,705          240,455
Tatneft, ADR (a)                                          1,737          147,645
UralsvyAzinform, ADR (a)                                  1,479           11,802
VolgaTelecom, ADR * (a)                                   1,355           10,894
Vympel Communicatii, ADR * (a)                            2,442          147,961
Wimm-Bill-Dann Foods OJSC, ADR (a)                          460           20,479
                                                                  --------------
                                                                       5,521,804
SINGAPORE - 0.69%
Allgreen Properties, Ltd.                                13,420           13,454
Ascendas, REIT * (a)                                     24,395           33,070
CapitaLand, Ltd.                                         29,725           94,648
CapitaMall Trust * (a)                                   23,291           37,301
Chartered Semiconductor
   Manufacturing, Ltd. * (a)                             27,430           20,927
City Developments, Ltd.                                  13,715           92,529
ComfortDelGro Corp., Ltd.                                47,269           50,369
Cosco Corp. Singapore, Ltd.                              21,000           21,980
Creative Technology, Ltd. (a)                             1,504            9,862
DBS Group Holdings, Ltd.                                 30,316          367,003
Fraser and Neave, Ltd.                                   23,200           60,560
Haw Par Corp., Ltd.                                       2,613           10,462
Jardine Cycle and Carriage, Ltd.                          2,699           20,421
Keppel Corp., Ltd.                                       15,010          140,068
Keppel Land, Ltd. (a)                                    10,124           31,661
K-REIT Asia *                                             2,425            2,722
Neptune Orient Lines, Ltd.                               13,362           17,103
Olam International, Ltd.                                 17,000           18,222
Oversea-Chinese Banking Corp., Ltd.                      68,448          282,683
Parkway Holdings, Ltd.                                   16,305           28,786
SembCorp Industries, Ltd.                                23,415           49,606
SembCorp Marine, Ltd. (a)                                13,362           28,139

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
Singapore Airlines, Ltd.                                 15,010   $      138,175
Singapore Exchange, Ltd. (a)                             19,601           54,873
Singapore Land, Ltd. (a)                                  2,591           12,824
Singapore Petroleum Company, Ltd. (a)                     3,000            8,890
Singapore Post, Ltd.                                     35,849           22,829
Singapore Press Holdings, Ltd.                           44,059          113,898
Singapore Technologies Engineering, Ltd.                 36,202           65,054
Singapore Telecommunications, Ltd.                      194,430          299,123
SMRT Corporation, Ltd.                                   17,010           11,905
ST Assembly Test Services, Ltd. * (a)                    34,134           20,984
Suntec Real Estate Investment Trust * (a)                23,191           21,641
United Overseas Bank, Ltd.                               31,963          328,497
United Overseas Land, Ltd.                               13,568           29,942
Venture Corp., Ltd.                                       6,534           51,909
Want Want Holdings Company, Ltd.                         11,000           17,050
Wing Tai Holdings, Ltd.                                  12,772           15,220
                                                                  --------------
                                                                       2,644,390
SOUTH AFRICA - 1.10%
African Bank Investments, Ltd.                           12,138           34,635
Alexander Forbes, Ltd. *                                  9,170           18,944
Allan Gray Property Trust                                28,755           19,158
Anglo Platinum, Ltd.                                      1,793          182,196
AngloGold Ashanti, Ltd.                                   4,069          152,988
Aspen Pharmacare Holdings, Ltd.                           5,681           25,526
Aveng, Ltd.                                              10,833           38,464
AVI, Ltd.                                                 8,775           18,026
Barloworld, Ltd.                                          5,737           95,925
Bidvest Group, Ltd. *                                     6,796           99,154
Consol, Ltd.                                              9,335           18,803
Edgars Consolidated Stores, Ltd.                         12,961           50,204
Ellerine Holdings, Ltd.                                   3,151           26,547
FirstRand, Ltd.                                          75,269          172,016
Foschini, Ltd.                                            5,536           32,880
Gold Fields, Ltd.                                        13,162          233,653
Grindrod, Ltd.                                            6,753           12,294
Harmony Gold Mining Company, Ltd. *                       8,875          115,266
Impala Platinum Holdings, Ltd.                            1,734          287,694
Imperial Holdings, Ltd. *                                 4,898           81,739
Investec, Ltd. *                                          4,490           42,204
JD Group, Ltd.                                            4,479           37,590
Kumba Resources, Ltd.                                     1,734           29,553
Lewis Group, Ltd.                                         2,534           15,541
Liberty Group, Ltd.                                       3,398           32,203
Massmart Holdings, Ltd.                                   5,107           37,526
Metropolitan Holdings, Ltd.                              16,894           26,721
Mittal Steel South Africa, Ltd.                           5,403           54,762
MTN Group, Ltd.                                          36,334          295,551
Murray & Roberts Holdings, Ltd.                           8,187           33,826
Nampak, Ltd.                                             14,574           34,247
Naspers, Ltd.                                             8,208          126,750
Nedbank Group, Ltd.                                       5,417           79,874

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Network Healthcare Holdings, Ltd. *                      32,258   $       51,646
Pick'n Pay Stores, Ltd.                                   6,260           23,278
Pretoria Portland Cement Company, Ltd.                      283           12,711
Reunert, Ltd.                                             4,718           41,509
Sanlam, Ltd.                                             62,275          137,495
Sappi, Ltd.                                               5,461           70,715
Sasol, Ltd.                                              15,688          518,545
Shoprite Holdings, Ltd.                                  11,585           36,542
Spar Group, Ltd.                                          4,885           22,927
Standard Bank Group, Ltd.                                33,362          335,171
Steinhoff International Holdings, Ltd. *                 22,742           73,732
Super Group, Ltd.                                         5,938            8,970
Telkom SA, Ltd.                                           8,061          139,988
Tiger Brands, Ltd.                                        4,273           78,067
Tongaat-Hulett Group, Ltd.                                1,449           16,651
Truworths International, Ltd.                            12,498           37,615
Woolworths Holdings, Ltd.                                21,321           37,714
                                                                  --------------
                                                                       4,205,736
SOUTH KOREA - 2.29%
Amorepacific Corp. *                                         90           41,847
Cheil Communications, Inc.                                  100           22,403
Cheil Industries, Inc.                                    1,200           52,055
CJ Corp.                                                    480           53,006
Daegu Bank                                                3,300           55,273
Daelim Industrial Company                                   700           47,712
Daewoo Engineering & Construction
   Company, Ltd.                                          4,010           76,276
Daewoo International Corp.                                1,140           43,128
Daewoo Securities Company, Ltd.                           3,030           52,672
Daewoo Shipbuilding & Marine Engineering
   Company, Ltd.                                          2,490           80,518
Daishin Securities Company, Ltd.                          1,160           25,191
Dongbu Insurance Company, Ltd.                              990           23,434
Dongkuk Steel Mill Company, Ltd.                          1,070           20,183
Doosan Infracore Company, Ltd.                            1,630           32,297
GS Engineering & Construction Corp.                         940           65,759
Hana Financial Group, Inc.                                2,900          132,696
Hanjin Heavy Industries & Construction
   Company, Ltd.                                          1,240           34,201
Hanjin Shipping Company, Ltd.                             1,450           36,162
Hanmi Pharm Company, Ltd.                                   160           16,485
Hite Brewery Company, Ltd.                                  270           33,383
Honam Petrochemical Corp.                                   390           24,316
Hyundai Autonet Company, Ltd. *                           2,560           27,323
Hyundai Department Store Company, Ltd.                      400           28,743
Hyundai Development Company                               1,670           74,473
Hyundai Engineering & Construction
   Company, Ltd. *                                        1,020           54,864
Hyundai Heavy Industries                                  1,170          161,968
Hyundai Marine & Fire
   Insurance Company, Ltd.                                1,990           26,287
Hyundai Mipo Dockyard                                       330           41,150

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Hyundai Mobis                                             1,430   $      147,035
Hyundai Motor Company                                     3,880          332,115
Hyundai Securities Company, Ltd.                          3,020           38,296
Kangwon Land, Inc.                                        2,840           60,023
KCC Corp.                                                   130           37,229
Kia Motors Corp.                                          4,940           80,132
Kookmin Bank, ADR                                         8,710          679,641
Korea Electric Power Corp., ADR                          13,226          258,568
Korea Exchange Bank *                                     2,640           33,757
Korea Investment Holdings Company, Ltd.                   1,010           43,707
Korea Zinc Company, Ltd.                                    340           30,720
Korean Air Lines Company, Ltd.                              960           35,202
Korean Reinsurance Company                                2,070           25,593
KT & G Corp.                                              2,900          176,213
KT Corp., Sponsored ADR                                   7,002          150,333
KT Freetel Company, Ltd.                                  2,550           78,146
LG Chem, Ltd.                                             1,210           48,078
LG Electronics, Inc.                                      2,400          154,708
LG Household & Health Care, Ltd.                            310           24,438
LG International Corp.                                    1,480           35,581
LG Petrochemical Company, Ltd.                              740           16,148
LG Philips LCD Company, Ltd. *                            1,180           39,155
Lotte Chilsung Beverage Company, Ltd.                        20           27,116
Lotte Confectionery Company, Ltd.                            20           24,390
Lotte Shopping Company                                      220           77,882
LS Cable, Ltd.                                              520           19,233
Mirae Asset Securities Company, Ltd.                        420           28,361
NCSoft Corp. *                                              400           24,643
NHN Corp. *                                                 957          100,423
Nong Shim Company, Ltd.                                      90           25,679
Orion Corp.                                                 100           23,037
Pacific Corp.                                               140           19,159
POSCO                                                     1,870          484,149
Pusan Bank                                                3,320           41,048
S1 Corp.                                                    530           20,639
Samsung Corp.                                             3,430          108,739
Samsung Electro-Mechanics Company *                       1,570           64,705
Samsung Electronics Company, Ltd.                         3,040        2,133,108
Samsung Engineering Company, Ltd.                           860           41,078
Samsung Fire & Marine
   Insurance Company, Ltd.                                  940          144,531
Samsung Heavy Industries Company, Ltd.                    4,450          108,628
Samsung SDI Company, Ltd.                                   900           74,184
Samsung Securities Company, Ltd.                          1,390           79,026
Samsung Techwin Company, Ltd.                             1,250           51,252
Shinhan Financial Group Company, Ltd.,
   ADR (a)                                                  625           56,125
Shinhan Financial Group Company, Ltd.                     4,420          199,211
Shinsegae Company, Ltd.                                     360          186,410
SK Corp.                                                  2,790          185,450
SK Telecom Company, Ltd., ADR                             9,437          222,996
S-Oil Corp.                                               1,170           78,264
The Hancook Tire Company, Ltd.                            2,860           37,628

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Tong Yang Investment Bank *                               2,240   $       26,867
Woongjin Coway Company, Ltd.                              1,150           28,072
Woori Investment & Securities Company, Ltd.               2,450           52,169
Yuhan Corp.                                                 200           31,068
                                                                  --------------
                                                                       8,733,893
SPAIN - 3.23%
Abertis Infraestructuras SA (a)                           6,309          165,681
Acciona SA                                                  725          110,373
Acerinox SA (a)                                           4,702           90,731
ACS Actividades SA (a)                                    6,780          321,694
Aguas De Barcelona SA-Class A (a)                         1,628           52,894
Altadis SA, Series A                                      6,890          327,263
Antena 3 de Television SA (a)                             2,046           41,868
Banco Bilbao Vizcaya Argentaria SA (a)                   88,434        2,047,501
Banco Popular Espanol SA (a)                             21,772          357,140
Banco Santander Central Hispano SA                      154,957        2,451,431
Cintra Concesiones de Infraestructuras de
   Transporte SA                                          5,023           70,798
Corporacion Mapfre SA                                     2,770           57,913
Ebro Puleva SA                                            2,233           45,666
Endesa SA                                                24,534        1,044,246
Fadesa Inmobiliaria SA (a)                                1,304           57,984
Fomento de Construcciones SA (a)                          1,166           93,193
Gamesa Corp. Tecno SA                                     4,323           94,770
Gas Natural SDG SA (a)                                    4,967          181,165
Grupo Ferrovial SA (a)                                    1,671          134,403
Iberdrola SA (a)                                         21,313          954,468
Iberia Lineas Aereas de Espana SA (a)                    12,537           33,719
Indra Sistemas SA                                         3,134           68,227
Industria de Diseno Textil SA                             5,557          259,154
Inmobiliaria Colonial SA                                    707           54,848
Metrovacesa SA (a)                                            0                0
NH Hoteles SA * (a)                                       2,104           44,683
Promotora de Informaciones SA (a)                         2,061           33,756
Repsol SA (a)                                            23,954          713,236
Sacyr Vallehermoso SA (a)                                 2,893          131,577
Sogecable SA * (a)                                          947           33,820
Telefonica SA                                           116,325        2,017,361
Union Fenosa SA (a)                                       3,462          176,912
Zeltia SA * (a)                                           4,277           31,851
                                                                  --------------
                                                                      12,300,326
SWEDEN - 1.90%
Alfa Laval AB                                             2,401           80,764
Assa Abloy AB, Series B (a)                               7,699          143,438
Atlas Copco AB, Series A                                  8,611          226,661
Atlas Copco AB, Series B                                  5,280          132,484
Axfood AB                                                   774           23,548
Billerud Aktibolag AB (a)                                 1,407           21,452
Boliden AB (a)                                            7,000          133,047
Capio AB *                                                2,556           58,542
Castellum AB                                              4,220           47,606

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SWEDEN (CONTINUED)
D. Carnegie & Company AB (a)                              1,169   $       24,696
Electrolux AB, Series B (a)                               7,276          118,395
Elekta AB, Series B (a)                                   2,390           45,099
Eniro AB (a)                                              4,678           57,570
Ericsson LM, Series B                                   378,450        1,314,422
Fabege AB                                                 2,067           45,788
Getinge AB, Series B                                      4,381           80,273
Hennes & Mauritz AB, Series B                            11,982          502,172
Hoganas AG, B Shares                                        753           19,975
Holmen AB, Series B                                       1,371           57,366
Husqvarna AB, B Shares *                                  7,276           85,811
Kungsleden AB                                             3,492           39,871
Lundin Petroleum AB, Series A * (a)                       5,608           59,238
Modern Times Group AB, Series B * (a)                     1,304           67,579
Nobel Biocare AG *                                           97            5,929
Nobia AB (a)                                              1,200           40,201
Nordea Bank AB                                           52,802          693,129
OMX AB (a)                                                2,025           39,319
Oriflame Cosmetics AB                                       734           24,389
Sandvik AB                                               25,900          297,489
SAS AB * (a)                                              2,054           26,892
Scania AB, Series B (a)                                   2,513          150,164
Securitas AB, B Shares (a)                                7,699           96,853
Securitas Direct AB, B Shares *                           7,699           16,844
Securitas Systems AB, B Shares *                          7,699           24,213
Skandinaviska Enskilda Banken AB, Series A               11,667          314,281
Skanska AB, Series B                                     10,059          170,557
SKF AB, Series B (a)                                     10,652          156,214
Ssab Svenskt Stal AB, Series A                            4,098           76,489
Ssab Svenskt Stal AB, Series B                            1,554           27,624
Svenska Cellulosa AB, Series B                            4,692          215,571
Svenska Handelsbanken AB, Series A                       13,139          355,730
Swedish Match AB                                          8,153          132,944
Tele2 AB, Series B (a)                                    7,987           80,818
Telelogic AB * (a)                                        7,000           13,496
Teliasonera AB                                           48,043          308,760
Trelleborg AB, Series B (a)                               2,154           40,646
Volvo AB, Series A (a)                                    2,478          153,833
Volvo AB, Series B (a)                                    5,604          334,484
Wihlborgs Fastigheter AB                                    640           11,552
WM Data AB, Series B                                      8,477           29,558
                                                                  --------------
                                                                       7,223,776
SWITZERLAND - 5.64%
ABB, Ltd.                                                51,192          673,417
Adecco SA                                                 3,423          206,530
Ciba Specialty Chemicals Holding AG                       1,841          111,152
Clariant AG *                                             6,357           85,912
Compagnie Financiere
   Richemont AG, Series A (a)                            13,493          649,563
Credit Suisse Group AG                                   30,941        1,790,149
Geberit AG                                                  109          132,840
Givaudan AG                                                 159          127,276

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Holcim, Ltd.                                              5,178   $      423,184
Kudelski SA (a)                                           1,029           30,446
Kuehne & Nagel International AG                           1,500          103,758
Kuoni Reisen Holding AG, Series B *                          81           41,650
Logitech International SA *                               4,238           92,013
Lonza Group AG                                              972           67,313
Micronas Semiconductor Holding AG * (a)                     806           18,047
Nestle SA                                                10,489        3,657,100
Nobel Biocare Holding AG, Series BR                         629          154,798
Novartis AG                                              60,522        3,533,072
Phonak Holding AG                                         1,086           68,695
PSP Swiss Property AG *                                   1,085           55,096
Rieter Holdings AG                                          142           61,149
Roche Holdings AG                                        18,261        3,157,160
Schindler Holding AG                                      1,315           68,563
Serono AG, Series B                                         121          104,502
SIG Holding AG *                                            179           51,674
Societe Generale de Surveillance Holdings AG                118          118,802
Straumann Holding AG (a)                                    197           42,417
Sulzer AG                                                   104           82,876
Swatch Group AG, BR shares                                  837          161,711
Swatch Group AG                                           1,296           50,265
Swiss Re                                                  8,845          676,902
Swisscom AG                                                 465          154,783
Syngenta AG *                                             2,828          426,518
Synthes AG                                                1,249          138,833
UBS AG                                                   53,750        3,215,114
Unaxis Holding AG * (a)                                     137           45,904
Zurich Financial Services AG                              3,745          920,153
                                                                  --------------
                                                                      21,499,337
TAIWAN - 1.68%
Accton Technology Corp. *                                13,000            6,658
Acer Sertek, Inc.                                        53,000           89,835
Advanced Semiconductor Engineering, Inc. *               78,000           72,468
Advantech Company, Ltd. *                                 6,000           17,276
Asia Cement Corp.                                        34,000           24,654
Asia Optical Company, Inc.                                4,000           18,612
Asustek Computer, Inc.                                   60,000          140,857
AU Optronics, Corp.                                     147,000          208,081
BenQ Corp. *                                             51,000           29,970
Catcher Technology Company, Ltd.                          7,000           60,065
Cathay Financial Holdings Company, Ltd.                 131,000          262,416
Cathay Real Estate Development Company,
   Ltd. *                                                22,000           13,759
Chang Hwa Commercial Bank *                              94,000           56,660
Cheng Shin Rubber Industry Company, Ltd.                 15,000           14,684
Cheng Uei Precision Industry Company, Ltd.                6,000           21,391
Chi Mei Optoelectronics Corp.                            85,000           93,995
China Airlines *                                         30,000           13,143
China Development Financial Holdings Corp.              207,000           85,996
China Motor Company                                      13,000           11,312
China Steel Corp.                                       199,000          171,357

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Chinatrust Finance Holding Company, Ltd.                145,000   $      108,211
Chunghwa Picture Tubes, Ltd. *                          140,000           28,763
Chunghwa Telecom Company, Ltd.                           96,000          159,239
CMC Magnetics Corp. *                                    65,000           18,952
Compal Communications, Inc.                               4,000           17,766
Compal Electronics, Inc.                                 77,000           68,165
Compeq Manufactuing Company, Ltd. *                      23,000            9,937
Delta Electronics Inc.                                   33,000           94,720
D-Link Corp.                                             16,000           16,920
E.Sun Financial Holding Company, Ltd.                    68,000           40,782
Eternal Chemical Company, Ltd.                           11,000           16,618
EVA Airways Corp.                                        30,000           11,965
Evergreen Marine Corp.                                   25,000           14,238
Far Eastern Textile, Ltd.                                58,000           43,021
First Financial Holding Company, Ltd.                   102,000           69,341
Formosa Chemicals & Fibre Corp.                          67,000           99,192
Formosa Petrochemical Corp.                              45,000           87,016
Formosa Plastic Corp.                                    98,000          139,905
Formosa Taffeta Company, Ltd.                            18,000            9,463
Foxconn Technology Company, Ltd.                          8,000           72,030
Fu Sheng Industrial Company, Ltd.                        15,000           14,049
Fubon Group Company, Ltd.                                85,000           70,496
Fuhwa Financial Holdings Company, Ltd. *                 31,000           13,581
Giant Manufacturing Company, Ltd.                         5,000            7,856
Gigabyte Technology Company, Ltd.                        14,000           11,209
HannStar Display Corp. *                                118,000           17,969
High Tech Computer Corp.                                  7,000          185,271
Hon Hai Precision Industry Company, Ltd.                 96,000          584,455
Hua Nan Financial Holdings Company, Ltd.                 80,000           52,572
Inventec Appliances Corp.                                 5,000           15,485
Inventec Company, Ltd.                                   34,000           22,138
Kinpo Electronics                                        25,000            8,649
Largan Precision Company, Ltd.                            2,000           40,970
Lite-On Technology Corp.                                 56,000           69,117
Macronix International Co., Ltd. *                       67,000           20,547
MediaTek, Inc.                                           19,000          180,255
Mega Financial Holding Company, Ltd.                    204,000          144,537
Micro-Star International Company, Ltd.                   17,000            8,475
Mitac International                                      23,000           24,253
Nan Ya Plastics Corp.                                   121,000          169,267
Nan Ya Printed Circuit Board Corp.                        4,000           27,676
Nien Made Enterprises                                     7,000            5,732
Novatek Microelectronics Corp., Ltd.                     10,000           47,284
Optimax Technology Corp. *                               10,000            6,692
Oriental Union Chemical Corp.                            12,000            6,943
Phoenix Precision Technology Corp. *                     14,000           18,612
Phoenixtec Power Company, Ltd.                            9,000            9,857
Polaris Securities Company, Ltd. *                       32,000           14,164
Pou Chen Corp.                                           44,000           36,027
Premier Image Technology Corp.                           12,000           21,101
President Chain Store Corp.                              11,000           23,697
Quanta Computer, Inc.                                    40,000           57,285

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Realtek Semiconductor Corp.                              17,000   $       20,905
Ritek Corp. *                                            53,000           12,650
Shin Kong Financial Holding Company, Ltd. *              63,000           57,961
Siliconware Precision Industries Company                 53,000           63,172
SinoPac Holdings Company, Ltd.                          130,000           62,059
Synnex Technology International Corp.                    17,000           15,152
Taishin Financial Holdings Company, Ltd. *              113,000           57,187
Taiwan Cellular, Corp.                                   59,000           56,509
Taiwan Cement Corp.                                      63,000           47,206
Taiwan Fertilizer Company, Ltd. *                        17,000           27,633
Taiwan Glass Industrial Corp.                            16,000           11,505
Taiwan Secom Company, Ltd.                                6,000            9,934
Taiwan Semiconductor
   Manufacturing Company, Ltd.                          496,000          894,666
Tatung Company, Ltd. *                                   82,000           29,111
Teco Electric & Machinery Company, Ltd.                  40,000           13,959
U-Ming Marine Transport Corp.                            10,000           10,907
Uni-President Enterprises Corp.                          61,000           53,632
United Microelectronics Corp.                           417,000          233,714
Via Technologies Inc.                                    23,000           17,686
Walsin Lihwa Corp.                                       63,000           28,266
Wan Hai Lines, Ltd.                                      25,000           13,747
Waterland Financial Holdings                             36,000           10,659
Winbond Electronics Corp.                                81,000           24,351
Wintek Corp.                                             21,000           19,035
Ya Hsin Industrial Company, Ltd.                         22,000           16,684
Yageo Corp.                                              56,000           19,627
Yang Ming Marine Transport Corp.                         28,000           14,382
Yieh Phui Enterprise                                     23,000            8,408
Yuanta Core Pacific Securities Company                   62,000           41,305
Yuen Foong Yu Paper Manufacturing
   Company, Ltd.                                         28,000           10,109
Yulon Motor Company, Ltd.                                17,000           17,232
Zyxel Communications Corp.                                9,000           11,733
                                                                  --------------
                                                                       6,406,740
THAILAND - 0.22%
Advanced Info Service Company, Ltd.                      24,700           59,162
Airports of Thailand PCL                                 12,200           18,832
Aromatics Thailand PCL                                    6,800            6,017
Bangkok Bank PCL, Foreign Shares                         26,100           76,407
Bangkok Bank PCL                                          9,700           27,622
Bangkok Expressway PCL                                    7,000            3,875
Banpu PCL, Reg.                                           4,100           15,931
BEC World PCL                                            25,900           11,718
C.P. Seven Eleven PCL                                    45,095            7,201
Charoen Pokphand Foods PCL                               66,100            8,409
Delta Electronics Thailand PCL                            7,200            3,430
Electricity Generating PCL                                3,200            6,898
Electricity Generating, Public Company, Ltd.                700            1,490
Hana Microelectronics PCL                                16,000           11,816
Italian-Thai Development PCL                             38,800            5,834
Kasikornbank PCL                                         10,100           18,009

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Kasikornbank PCL                                         32,500   $       59,681
Kiatnakin Finance PCL                                     4,200            3,297
Kim Eng Securities Thailand PCL                           2,200            1,189
Krung Thai Bank PCL                                      79,500           24,331
Land & Houses PCL, Alien MKT REG                         58,600           11,619
Land & Houses PCL                                        42,600            8,220
National Finance PCL                                     13,200            5,234
Precious Shipping PCL                                     6,100            6,615
PTT Chemical PCL                                          7,797           15,667
PTT Exploration & Production PCL                         36,500          102,967
PTT PCL                                                  23,400          134,515
Ratchaburi Electricity Generating Holding
   PCL                                                    8,400            7,824
Sahaviriya Steel Industries PCL *                       106,100            3,191
Siam Cement PCL, Foreign Shares                           8,400           57,230
Siam Cement PCL                                           3,700           23,436
Siam City Cement PCL                                      1,800           11,210
Siam Commercial Bank PCL                                 22,500           37,126
Siam Makro PCL                                            1,700            3,099
Sino Thai Engineering & Construction PCL                 10,100            1,306
Thai Airways International PCL                           14,500           18,234
Thai Union Frozen Products PCL                            8,900            5,637
Tisco Finance PLC                                         5,300            3,131
True Corp. PCL *                                         48,000           11,497
                                                                  --------------
                                                                         838,907
TURKEY - 0.21%
Adana Cimento Sanayii Turk Anonim Sirketi,
   Class A                                                  826            5,261
Akbank AS                                                20,573          105,241
Akcansa Cimento AS                                        1,278            6,074
Aksigorta AS                                              3,270           12,195
Alarko Holding AS                                         1,826            4,821
Anadolu Efes Biracilik Ve Malt Sanayii AS                 1,508           37,327
Arcelik AS                                                2,672           16,667
Aygaz AS *                                                2,436            5,435
Cimsa Cimento Sanayi VE Tica AS                             892            5,152
Dogan Sirketler Grubu Holdings AS                         6,876           26,551
Dogan Yayin Holding AS *                                  5,690           17,727
Dogus Otomotiv Servis ve Ticaret AS                       1,031            4,798
Eregli Demir ve Celik Fabrikalari TAS                     5,214           23,231
Ford Otomotiv Sanayi AS                                   1,875           12,252
HACI Omer Sabanci Holdings, AS                           12,023           42,457
Hurriyet Gazetecilik AS                                   5,011           12,569
Ihlas Holding AS *                                        7,750            2,967
Is Gayrimenkul Yatirim Ortakligi AS                       3,967            6,913
KOC Holdings AS *                                         6,759           21,682
Migros Turk TAS *                                         2,116           21,230
Petkim Petrokimya Holding AS *                            2,188            7,293
Tofas Turk Otomobil Fabrik AS                             3,340            8,951
Trakya Cam Sanayi AS                                      2,662            6,817
Tupras Turkiye Petrol Rafine AS                           3,287           50,553
Turk Hava Yollari AS *                                      937            3,618
Turk Sise ve Cam Fabrikalari AS *                         3,960           12,756

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TURKEY (CONTINUED)
Turkcell Iletisim Hizmet AS                              11,756   $       59,750
Turkiye Garanti Bankasi AS                               25,249           74,664
Turkiye Is Bankasi AS                                    18,412           97,833
Turkiye Vakiflar Bankasi Tao                             10,252           45,339
Ulker Gida Sanayi ve Ticaret AS                           1,884            4,924
Vestel Elektronik Sanayi AS *                             2,061            4,816
Yapi ve Kredi Bankasi AS *                               17,430           30,143
                                                                  --------------
                                                                         798,007
UNITED KINGDOM - 17.16%
3i Group PLC *                                           11,860          207,649
Aegis Group PLC                                          19,444           48,672
Aggreko PLC                                               3,527           22,113
AMEC PLC                                                  9,708           65,045
Amvescap PLC                                             19,657          213,377
Anglo American PLC                                       35,979        1,503,625
ARM Holdings PLC                                         40,599           89,280
Arriva PLC                                                5,685           70,223
AstraZeneca Group PLC                                    40,150        2,508,267
Astro All Asia Networks PLC, GDR                         12,500           16,811
Aviva PLC                                                62,316          913,194
BAE Systems PLC                                          83,688          619,066
Barclays PLC                                            165,094        2,082,538
Barratt Developments PLC                                  5,781          115,335
BBA Group PLC                                            14,077           70,146
Bellway PLC                                               3,236           78,006
Berkeley Group Holdings PLC *                             2,430           61,169
BG Group PLC                                             89,217        1,083,663
BHP Billiton PLC                                         62,409        1,076,911
BICC PLC                                                 10,075           77,639
Boots Group PLC                                          20,611          298,953
Bovis Homes Group PLC (a)                                 2,679           46,454
BP PLC                                                  510,568        5,561,327
Brambles Industries, Ltd.                                17,560          157,421
Britannic Group PLC                                      17,057          197,125
British Airways PLC *                                    16,044          128,216
British American Tobacco Australasia, Ltd.               40,200        1,086,413
British Land Company PLC                                 13,876          354,226
British Sky Broadcasting Group PLC                       29,346          299,877
Brixton PLC                                               7,322           72,492
BT Group PLC                                            210,182        1,054,222
Bunzl PLC                                                 9,778          122,336
Burberry Group PLC                                       13,156          127,050
Cadbury Schweppes PLC                                    54,161          576,261
Capita Group PLC                                         17,887          183,284
Carnival PLC                                              4,560          218,051
Carphone Warehouse (a)                                   11,366           65,358
Cattles PLC                                               5,810           41,293
Centrica PLC                                             91,713          558,277
Charter Plc *                                             4,751           75,847
Close Brothers Group PLC                                  2,918           55,731
Cobham PLC                                               32,858          111,614

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Collins Stewart Tullett PLC                               3,856   $       62,785
Compass Group PLC                                        58,290          292,641
Cookson Group PLC                                         3,492           37,089
Corus Group PLC                                          24,169          175,506
CSR PLC * (a)                                             2,427           38,291
Daily Mail and General Trust PLC                          7,325           83,146
Davis Service Group PLC                                   2,313           20,800
De La Rue PLC                                             5,070           54,276
Diageo PLC                                               72,098        1,273,113
Dixons Group PLC                                         50,342          206,337
Electrocomponents PLC                                    12,926           67,313
EMAP PLC                                                  6,007           84,543
EMI Group PLC                                            22,404          111,534
Enterprise Inns PLC                                       7,892          155,827
First Choice Holidays PLC                                 7,253           27,081
FirstGroup PLC                                           11,264          103,456
FKI PLC                                                   7,917           13,372
Friends Provident Ethical Investment
   Trust PLC                                             36,934          133,755
Gallaher Group PLC                                       16,412          268,457
George Wimpey PLC                                         9,916           96,132
GKN PLC                                                  20,652          111,026
GlaxoSmithKline PLC                                     149,544        3,979,884
Great Portland Estates PLC                                5,069           57,396
Group 4 Securicor PLC                                    33,367          105,537
GUS PLC                                                  22,691          410,235
Hammerson PLC                                             7,475          183,547
Hanson PLC                                               17,843          258,303
Hays PLC                                                 35,374           95,665
HBOS PLC                                                 98,147        1,941,574
HMV Group PLC                                             6,149           18,643
HSBC Holdings PLC                                       293,744        5,357,383
ICAP PLC                                                 11,417          110,256
IMI PLC                                                   9,748           92,451
Imperial Chemical Industries PLC                         32,560          242,075
Imperial Tobacco Group PLC                               17,420          580,323
Inchcape Plc                                             13,212          129,507
Intercontinental Hotels Group PLC                         9,759          170,864
International Power PLC                                  40,348          236,357
Intertek Group PLC                                        4,545           66,348
Invensys PLC *                                           23,699           92,145
Investec PLC *                                            6,590           64,689
ITV PLC                                                 110,441          199,978
J Sainsbury PLC                                          37,573          264,051
Johnson Matthey PLC                                       5,326          137,457
Kesa Electricals PLC                                     15,212           92,741
Kingfisher PLC                                           62,769          288,108
Ladbrokes PLC                                            15,021          109,358
Land Securities Group PLC                                11,839          436,056
Legal & General Group PLC                               171,065          456,224
Liberty International PLC                                 5,762          132,103
Lloyds TSB Group PLC                                    141,889        1,432,656

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Logicacmg PLC                                            31,280   $       90,740
London Stock Exchange Group PLC                           3,835           88,713
Man Group PLC                                            44,004          368,954
Marks & Spencer Group PLC                                43,535          523,496
Meggitt PLC                                              12,424           72,547
MFI Furniture Group PLC *                                 8,355           15,011
Michael Page International PLC                            9,614           69,228
Misys PLC                                                14,520           61,483
National Express Group PLC                                3,921           68,907
National Grid PLC ADR                                    70,597          881,941
Next Group PLC                                            6,307          223,802
Old Mutual PLC                                          131,686          412,816
Pearson PLC                                              21,407          304,689
Persimmon PLC                                             6,870          172,034
Premier Farnell PLC                                       7,074           23,963
Provident Financial PLC                                   7,595           88,911
Prudential PLC                                           61,112          758,873
Punch Taverns PLC                                         7,273          131,966
Rank Group PLC                                           18,107           79,553
Reckitt Benckiser PLC                                    15,603          646,528
Reed Elsevier PLC                                        33,611          372,710
Rentokil Initial PLC                                     50,179          137,582
Reuters Group PLC                                        35,459          288,349
Rexam PLC                                                14,843          158,760
Rio Tinto PLC                                            26,963        1,275,191
Rolls-Royce Group PLC *                                  41,467          351,563
Royal & Sun Alliance PLC                                 76,343          212,891
Royal Bank of Scotland Group PLC                         81,652        2,810,285
SAB Miller PLC                                           23,301          435,218
Schroders PLC                                             3,583           62,364
Scottish & Newcastle PLC                                 20,710          220,931
Scottish & Southern Energy PLC                           22,440          553,529
Scottish Power PLC                                       36,183          441,185
Serco Group PLC                                          13,137           92,323
Severn Trent PLC                                          9,468          236,737
Signet Group PLC                                         42,009           86,877
Slough Estates PLC                                       10,131          126,089
Smith & Nephew PLC                                       25,213          231,808
Smiths Group PLC                                         14,999          251,660
Sportingbet PLC                                           6,736           23,228
SSL International PLC                                     2,586           16,939
Stagecoach Group PLC                                     17,616           41,871
Standard Life PLC *                                      54,344          275,373
Tate & Lyle PLC                                          11,745          158,156
Taylor Woodrow PLC                                       17,166          113,971
Tesco PLC                                               202,653        1,365,392
The Sage Group PLC                                       34,456          162,022
Tomkins PLC                                              21,110           93,536
Travis Perkins PLC                                        3,215          104,456
Trinity Mirror PLC                                        8,518           75,883
Unilever PLC                                             32,214          794,021
United Business Media PLC                                 6,969           86,409

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
United Utilities PLC                                     23,065   $      304,546
Vodafone Group PLC                                    1,346,335        3,080,377
Whitbread PLC *                                           5,876          142,414
William Hill PLC                                         10,803          130,105
Wolseley PLC                                             15,548          327,653
WPP Group PLC                                            31,401          389,048
Xstrata PLC                                              11,210          463,031
Yell Group PLC                                           17,262          192,387
Yorkshire Water PLC                                      10,116          161,022
                                                                  --------------
                                                                      65,404,998
UNITED STATES - 0.00%
Molson Coors Brewing Co., B Shares                            1               69
Southern Copper Corp.                                        77            7,122
                                                                  --------------
                                                                           7,191
                                                                  --------------
TOTAL COMMON STOCKS (Cost $306,712,204)                           $  369,815,752
                                                                  --------------
PREFERRED STOCKS - 0.87%
BRAZIL - 0.57%
Aracruz Celulose SA                                       6,500           32,143
Banco Bradesco SA                                         6,800          225,191
Banco Itau Holding Financeira SA *                       13,922          416,920
Brasil Telecom Participacoes SA *                     1,900,000           11,345
Centrais Eletricas Brasileiras SA                     1,700,000           35,191
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                               310,000            8,027
Cia de Bebidas das Americas, ADR (a)                      3,111          141,177
Cia de Bebidas das Americas                             230,000          104,216
Cia de Gas de Sao Paulo                                  60,000            8,295
Cia de Tecidos do Norte de Minas - Coteminas             80,000            6,716
Cia Energetica Minas Gerais                           1,100,000           43,163
Cia Paranaense de Energia *                           2,100,000           23,668
Cia Vale do Rio Doce                                     13,950          258,741
Duratex SA *                                              1,400           15,940
Eletropaulo Metropolitana de Sao Paulo SA *             210,000            8,371
Embratel Participacoes SA                             5,000,000           15,848
Gerdau SA                                                 4,050           54,476
Gol Linhas Aereas Inteligentes SA                         1,400           48,301
Klabin SA, ADR                                           12,000           25,503
Lojas Americanas SA *                                   800,000           32,492
Petroleo Brasileiro SA                                   19,700          367,837
Sadia SA, ADR                                             9,000           24,468
Tam SA                                                    1,816           57,474
Tele Norte Leste Participacoes SA                         3,400           46,452
Telemig Celular Participacoes SA                      5,100,000            9,384
Telesp Celular Participacoes SA *                         8,000           24,620
Tim Participacoes SA                                 16,700,000           46,017
Usinas Siderurgicas de Minas Gerais SA                    1,900           56,812
Votorantim Celulose e Papel SA *                            800           13,616
Weg SA                                                    3,700           16,731
                                                                  --------------
                                                                       2,179,135

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
PREFERRED STOCKS (CONTINUED)

GERMANY - 0.18%
Henkel KGaA-Vorzug, Non-Voting (a)                        1,556   $      216,471
Porsche AG, Non-Voting                                      206          213,475
RWE AG, Non-Voting                                        1,069           89,671
Volkswagen AG, Non-Voting                                 2,769          163,876
                                                                  --------------
                                                                         683,493
ITALY - 0.02%
Unipol SpA                                               22,076           65,396

SOUTH AFRICA - 0.00%
Lereko Mobility Proprietary, Ltd.                           292            1,418

SOUTH KOREA - 0.10%
Hyundai Motor Company                                     1,000           52,203
LG Electronics, Inc.                                        470           17,980
Samsung Electronics Company, Ltd.                           550          288,862
                                                                  --------------
                                                                         359,045
UNITED KINGDOM - 0.00%
EMAP PLC *                                                7,209           14,841
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $2,646,553)                          $    3,303,328
                                                                  --------------
WARRANTS - 0.00%

HONG KONG - 0.00%
China Overseas Land & Investment, Ltd.
   (Expiration Date 07/18/07, strike price
   HKD $4.5)                                              5,135            1,107

INDONESIA - 0.00%
Bank Pan Indonesia Tbk PT
   (Expiration Date 10/07/2009, strike
    price IDR $400.00)                                   33,314              634
                                                                  --------------
TOTAL WARRANTS (Cost $317)                                        $        1,741
                                                                  --------------
RIGHTS - 0.00%

GERMANY - 0.00%
Suedzucker AG (Expiration Date 10/09/2006) *              1,846                0

JAPAN - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
   01/29/2010) *                                          6,534            2,818

THAILAND - 0.00%
True Corp. PCL (Expiration Date 04/27/2008,
   strike price 0.5004) *                                23,152                0
                                                                  --------------
TOTAL RIGHTS (Cost $0)                                            $        2,818
                                                                  --------------
SHORT TERM INVESTMENTS - 24.06%
AIM Short-Term Investment Trust,
   STIC Prime Portfolio, Institutional Class     $    2,634,906   $    2,634,906
Canfor Pulp Income Fund                                     280            2,900
CI Financial Income Fund                                  1,533           40,923
Enerplus Resources Fund                        CAD        3,100          155,945
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   88,770,967       88,770,967

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Yellow Pages Income Fund                       CAD        6,500   $       82,182
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $91,707,140)                                                $   91,687,823
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY INDEX
   TRUST B)
   (COST $401,066,214) - 121.96%                                  $  464,811,462
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.96)%                                                 (83,698,449)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  381,113,013
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Banking                                   13.68%
Telecommunications Equipment & Services    5.79%
Financial Services                         5.44%
Insurance                                  5.36%
International Oil                          5.21%

INTERNATIONAL OPPORTUNITIES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.95%

AUSTRALIA - 1.95%
CSL, Ltd. (a)                                           160,417   $    6,467,129
Macquarie Bank, Ltd. (a)                                104,115        5,371,946
                                                                  --------------
                                                                      11,839,075
AUSTRIA - 0.99%
Erste Bank der Oesterreichischen
   Sparkassen AG (a)                                     96,471        6,009,251

BERMUDA - 2.32%
Esprit Holdings, Ltd.                                 1,554,500       14,095,362

BRAZIL - 2.03%
Gafisa SA *                                             238,291        3,074,758
Unibanco - Uniao De Bancos
   Brasileiros SA, ADR *                                125,644        9,297,656
                                                                  --------------
                                                                      12,372,414
CANADA - 2.82%
Canadian National Railway Company                       144,433        6,057,520
Shoppers Drug Mart Corp.                                270,524       11,076,153
                                                                  --------------
                                                                      17,133,673
CHINA - 0.96%
CNOOC, Ltd., ADR (a)                                     70,223        5,848,874

FRANCE - 8.50%
JC Decaux SA (a)                                        217,857        5,895,280
LVMH Moet Hennessy SA (a)                               143,745       14,816,929
Vallourec SA                                             49,316       11,505,663
Veolia Environnement SA (a)                             323,324       19,528,919
                                                                  --------------
                                                                      51,746,791
GERMANY - 5.22%
Continental AG                                          180,108       20,893,505

INTERNATIONAL OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Hypo Real Estate Holding AG                             174,526   $   10,893,497
                                                                  --------------
                                                                      31,787,002
HONG KONG - 1.50%
Shangri-La Asia, Ltd.                                 4,149,222        9,159,431

INDIA - 0.98%
ICICI Bank, Ltd., SADR (a)                              193,587        5,945,057

ITALY - 2.97%
Banca Intesa SpA                                      1,390,000        9,152,173
San Paolo-IMI SpA                                       421,310        8,899,346
                                                                  --------------
                                                                      18,051,519
JAPAN - 15.42%
Advantest Corp.                                          69,400        3,446,474
Credit Saison Company, Ltd. (a)                         254,624       10,745,996
Daikin Industries, Ltd. (a)                             146,975        4,359,428
Marubeni Corp.                                        1,973,000        9,831,559
Mitsui Trust Holdings, Inc.                             692,000        7,881,763
Nippon Electric Glass Company, Ltd.                     423,695        9,353,606
Nomura Holdings, Inc. (a)                               196,600        3,465,491
Sega Sammy Holdings, Inc. (a)                           361,089       11,628,290
Seiyu, Ltd. * (a)                                     1,393,000        2,313,797
Sumitomo Realty &
   Development Company, Ltd. (a)                        329,042        9,676,066
Toyota Motor Corp. (a)                                  221,765       12,065,519
Yamada Denki Company, Ltd.                               90,172        9,047,767
                                                                  --------------
                                                                      93,815,756
MEXICO - 4.93%
America Movil S.A. de C.V., Series L                    422,229       16,623,156
Cemex SA, ADR *                                         445,159       13,390,383
                                                                  --------------
                                                                      30,013,539
NETHERLANDS - 1.48%
ING Groep NV                                            204,792        9,012,792

NORWAY - 1.38%
Acergy SA * (a)                                         489,261        8,381,490

SINGAPORE - 3.48%
CapitaLand, Ltd. (a)                                  1,769,413        5,634,007
DBS Group Holdings, Ltd.                              1,286,000       15,568,222
                                                                  --------------
                                                                      21,202,229
SOUTH KOREA - 2.97%
Samsung Electronics Company, Ltd., GDR                   51,416       18,047,016

SWEDEN - 1.97%
Telefonaktiebolaget LM Ericsson, SADR                   347,682       11,977,645

SWITZERLAND - 19.23%
ABB, Ltd.                                               776,855       10,219,324
Lonza Group AG                                          224,449       15,543,609
Nestle SA                                                46,212       16,112,301
Roche Holdings AG                                       145,856       25,217,167
Syngenta AG *                                           157,846       23,806,282
UBS AG                                                  436,813       26,128,439
                                                                  --------------
                                                                     117,027,122

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN - 0.68%
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR                    428,292   $    4,111,603

UNITED KINGDOM - 14.17%
BAE Systems PLC                                       2,643,579       19,555,368
BP PLC                                                  524,077        5,708,472
Carphone Warehouse (a)                                1,091,079        6,274,078
Diageo PLC                                            1,010,304       17,840,039
Man Group PLC                                         1,462,446       12,261,954
Reckitt Benckiser PLC                                   318,928       13,215,150
Tesco PLC                                             1,688,502       11,376,427
                                                                  --------------
                                                                      86,231,488
                                                                  --------------
TOTAL COMMON STOCKS (Cost $529,557,787)                           $  583,809,129
                                                                  --------------
SHORT TERM INVESTMENTS - 16.87%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  102,658,160   $  102,658,160
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $102,658,160)                                               $  102,658,160
                                                                  --------------
REPURCHASE AGREEMENTS - 3.07%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $18,703,154 on 10/02/2006,
   collateralized by $17,995,000 Federal
   Home Loan Bank, 5.375% due 05/18/2016
   (valued at $18,894,750, including
   interest) and $175,000 Federal National
   Mortgage Association, 6.125% due
   08/17/2026 (valued at $180,250, including
   interest) (c)                                 $   18,697,000   $   18,697,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $18,697,000)                                                $   18,697,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL
   OPPORTUNITIES TRUST) (COST $650,912,947)
   - 115.89%                                                      $  705,164,289
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (15.89)%                                                          (96,699,537)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  608,464,752
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Financial Services   11.40%
Banking               8.44%
Chemicals             6.47%
Electronics           5.53%
Liquor                5.37%

INTERNATIONAL SMALL CAP TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 89.88%

AUSTRALIA - 4.02%
Billabong International, Ltd. (a)                       410,076   $    4,482,581
Downer EDI, Ltd.                                      1,114,442        4,989,246
PaperlinX, Ltd. (a)                                   3,111,713        8,938,948
Repco Corp., Ltd. (a)                                 4,155,135        3,813,436
                                                                  --------------
                                                                      22,224,211
BELGIUM - 1.21%
Barco N.V.                                               73,355        6,714,414

BERMUDA - 5.32%
Bio-Treat Technology, Ltd. (a)                        6,146,000        2,731,986
Giordano International, Ltd.                          8,686,017        4,225,063
Ngai Lik Industrial Holding, Ltd.                    20,564,201        2,058,637
People's Food Holdings, Ltd.                         14,849,370       10,111,803
Texwinca Holdings, Ltd. (a)                           9,625,324        6,287,913
Yue Yuen Industrial Holdings, Ltd. (a)                1,292,553        3,981,374
                                                                  --------------
                                                                      29,396,776
BRAZIL - 0.56%
Companhia de Saneamento de Minas Gerais                 329,500        3,067,866

CANADA - 9.88%
ATS Automation Tooling Systems, Inc. *                  452,500        5,112,536
Domtar, Inc. *                                          687,390        4,043,471
Dorel Industries, Inc., Class B *                       224,400        5,724,695
Legacy Hotels Real Estate Investment, REIT              849,991        7,324,618
MDS, Inc.                                               451,384        7,751,079
North West Company                                      635,904        9,893,234
Open Text Corp. *                                       490,902        8,803,838
Quebecor World, Inc.                                    569,859        5,953,064
                                                                  --------------
                                                                      54,606,535
CAYMAN ISLANDS - 0.59%
TCL Communication Technology Holdings,
   Ltd. *                                            93,375,008        3,235,696

CHINA - 2.89%
BYD Company, Ltd., H Shares *                         1,437,246        4,168,818
China Oilfield Services Ltd., H shares (a)           11,551,315        6,211,819
Sinotrans, Ltd., Class H (a)                         16,294,000        5,583,574
                                                                  --------------
                                                                      15,964,211
DENMARK - 2.31%
Vestas Wind Systems AS * (a)                            478,165       12,771,675

FINLAND - 2.36%
Amer Sports Oyj (a)                                     322,680        7,245,818
Huhtamaki Oyj (a)                                       334,624        5,794,711
                                                                  --------------
                                                                      13,040,529
GERMANY - 3.37%
Jenoptik AG * (a)                                     1,004,361        9,301,538
Vossloh AG (a)                                          158,410        9,338,935
                                                                  --------------
                                                                      18,640,473
HONG KONG - 5.29%
China Pharmaceutical Group, Ltd. * (a)               15,436,705        1,882,138
China Resource Power Holdings, Ltd.                   6,642,559        7,024,833
Chitaly Holdings, Ltd.                                6,728,000          690,795

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Dah Sing Financial Group (a)                            628,929   $    5,674,535
Fountain Set Holdings, Ltd.                          16,101,998        4,339,827
Lerado Group Holdings                                13,967,612        1,738,871
Travelsky Technology, Ltd.                            3,117,302        3,928,834
Weiqiao Textile Company, Ltd. (a)                     2,998,746        3,964,152
                                                                  --------------
                                                                      29,243,985
INDONESIA - 0.56%
Astra International Tbk PT                            2,284,706        3,090,124

JAPAN - 4.75%
Meitec Corp. (a)                                        164,466        5,059,420
Nichii Gakkan Company, Ltd. (a)                         508,900        7,965,579
Sohgo Security Services Company, Ltd. (a)               631,986       11,193,650
Tokyo Individualized Educational Institute,
   Inc. (a)                                             803,556        2,042,939
                                                                  --------------
                                                                      26,261,588
LUXEMBOURG - 0.57%
Thiel Logistik AG * (a)                                 816,376        3,127,802

MEXICO - 0.58%
Promotora Ambiental SA de CV *                        2,699,500        3,232,566

NETHERLANDS - 6.89%
Aalberts Industries NV                                   66,247        4,912,390
Draka Holdings * (a)                                    311,096        6,097,685
Imtech NV (a)                                            60,669        3,182,617
OPG Groep NV (a)                                         95,079        9,125,058
Pyaterochka Holding NV, GDR-USD *                       128,916        2,569,296
Pyaterochka Holding NV-GBP *                             15,718          312,002
SBM Offshore NV                                         158,248        4,302,318
Vedior NV (a)                                           404,580        7,581,008
                                                                  --------------
                                                                      38,082,374
NORWAY - 0.49%
Prosafe ASA (a)                                          44,087        2,709,420

SINGAPORE - 2.84%
Huan Hsin Holdings, Ltd.                              2,450,627          849,839
Osim International (a)                                5,422,237        6,427,368
Venture Corp., Ltd.                                   1,057,000        8,397,352
                                                                  --------------
                                                                      15,674,559
SOUTH KOREA - 7.17%
Daeduck Electronics Company, Ltd.                       513,650        4,499,798
Daegu Bank                                              551,230        9,232,797
Halla Climate Control Company, Ltd.                     788,730        9,210,046
Pusan Bank                                              636,980        7,875,585
Sindo Ricoh Company, Ltd.                                87,910        5,016,527
Youngone Corp.                                          859,380        3,814,219
                                                                  --------------
                                                                      39,648,972
SWEDEN - 1.40%
D. Carnegie & Company AB (a)                            367,065        7,754,682

SWITZERLAND - 2.14%
Kuoni Reisen Holding AG, Series B *                       6,082        3,127,330
Verwaltungs-und Privat-Bank AG                           36,437        8,683,108
                                                                  --------------
                                                                      11,810,438

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN - 9.03%
Acbel Polytech, Inc.                                  6,720,326   $    2,081,225
BenQ Corp. *                                          3,363,000        1,976,293
D-Link Corp.                                         13,300,320       14,064,845
Fu Sheng Industrial Company, Ltd.                     5,410,496        5,067,614
Giant Manufacturing Company, Ltd.                       985,000        1,547,549
KYE System Corp.                                      4,251,957        3,532,859
Pihsiang Machinery Manufacturing
   Company, Ltd.                                      3,061,000        6,196,450
Taiwan Fu Hsing                                       2,863,310        2,430,969
Taiwan Green Point Enterprises Company, Ltd.          3,329,442        8,641,109
Test-Rite International Company, Ltd.                 8,205,171        4,387,991
                                                                  --------------
                                                                      49,926,904
THAILAND - 3.32%
BEC World PCL                                         8,301,402        3,755,791
Glow Energy PCL                                       9,359,024        7,036,392
Total Access Communication PCL * (a)                  1,880,041        7,557,765
                                                                  --------------
                                                                      18,349,948
UNITED KINGDOM - 10.00%
Bodycote International                                1,422,292        6,321,996
Burberry Group PLC                                      505,201        4,878,830
DS Smith PLC                                          1,614,058        4,652,021
FKI PLC                                               1,295,000        2,187,353
Future PLC                                            4,652,020        2,807,845
Game Group PLC                                        9,072,555       14,984,634
iSOFT Group PLC (a)                                   4,960,660        4,665,276
John Wood Group PLC                                   1,123,945        4,838,099
Yule Catto & Company PLC                              2,419,542        9,950,934
                                                                  --------------
                                                                      55,286,988
UNITED STATES - 2.34%
GSI Group, Inc. *                                       583,548        5,456,174
Saxon Energy Services, Inc. *                           324,800        1,150,431
Steiner Leisure, Ltd. *                                 150,964        6,348,036
                                                                  --------------
                                                                      12,954,641
                                                                  --------------
TOTAL COMMON STOCKS (Cost $426,975,077)                           $  496,817,377
                                                                  --------------
SHORT TERM INVESTMENTS - 23.26%
Dresdner Bank AG Euro Dollar Time Deposit
   5.34% due 10/02/2006                          $   40,110,000   $   40,110,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               88,425,484       88,425,484
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $128,535,484)                                               $  128,535,484
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $22,007 on 10/02/2006,
   collateralized by $25,000 Federal Home
   Loan Mortgage Corp., 6.08% due 07/26/2013
   (valued at $25,375, including
   interest) (c)                                 $       22,000   $       22,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)                        $       22,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP
   TRUST) (COST $555,532,561) - 113.14%                           $  625,374,861
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (13.14)%                                                          (72,631,402)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  552,743,459
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Electrical Equipment             6.23%
Apparel & Textiles               5.02%
Banking                          4.67%
Computers & Business Equipment   4.49%
Business Services                4.31%

INTERNATIONAL SMALL COMPANY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 72.02%

AUSTRALIA - 4.05%
ABB Grain, Ltd.                                          23,948   $      119,721
Adelaide Bank, Ltd. (a)                                  18,448          176,880
Adelaide Brighton, Ltd.                                 109,968          193,644
Adsteam Marine, Ltd. (a)                                 56,048           97,441
Alesco Corp., Ltd. (a)                                   17,339          121,613
Amadeus Energy, Ltd. *                                   46,414           35,324
Amalgamated Holdings, Ltd.                                6,136           21,793
Ansell, Ltd.                                             23,799          188,053
Aquila Resources, Ltd. *                                  7,611           37,765
ARB Corp., Ltd.                                          16,596           44,208
ARC Energy, Ltd. *                                       36,597           39,322
Aspen Group (a)                                          36,202           48,216
Ausdrill, Ltd. *                                         38,537           40,831
Auspine, Ltd. (a)                                        12,922           41,170
Austal, Ltd.                                             38,731           93,055
Austar United Communications, Ltd. * (a)                 94,934           82,877
Austereo Group, Ltd.                                     66,947           91,913
Australian Agricultural Company, Ltd.                    56,610           73,286
Australian Infrastructure Fund (a)                       59,700           97,554
Australian Pipeline Trust (a)                            54,152          196,774
Australian Worldwide Exploration, Ltd. *                 75,123          161,993
AVJennings, Ltd.                                         46,840           39,668

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Babcock & Brown Environmental
   Investments, Ltd. *                                   19,027   $       26,619
Ballarat Goldfields NL *                                147,981           18,771
Bank of Queensland, Ltd. (a)                             16,278          187,896
BayCorp Advantage, Ltd. (a)                              44,030           99,873
Beach Petroleum, Ltd. (a)                                92,320           97,472
Bendigo Mining, Ltd. *                                   69,546           71,092
Blackmores Ltd                                            1,030           11,282
Bolnisi Gold NL (a)                                      54,549          104,603
Boom Logistics, Ltd.                                     25,797           74,491
Bradken, Ltd.                                            11,400           51,037
Cabcharge Australia, Ltd.                                18,829          112,675
Campbell Brothers, Ltd.                                  10,033          133,253
CBH Resources, Ltd. * (a)                               158,056           54,249
Cellestis, Ltd. *                                        15,855           31,587
Citigold Corp, Ltd. *                                   163,943           53,823
City Pacific, Ltd. (a)                                   14,564           50,531
Commander Communications, Ltd. (a)                       51,088           73,761
Compass Resources NL *                                   15,577           56,835
ConnectEast Group *                                     177,700          174,357
Consolidated Rutile, Ltd.                                71,020           31,265
Corporate Express Australia, Ltd. (a)                    17,731           69,457
Count Financial, Ltd.                                    25,369           42,590
Crane Group, Ltd.                                        15,322          136,504
David Jones, Ltd. (a)                                    95,292          248,146
Devine, Ltd. *                                           27,000           20,851
Downer EDI, Ltd.                                        117,490          525,991
Energy Developments, Ltd.                                25,308           86,487
Envestra, Ltd.                                          176,113          155,717
Equigold NL                                              27,470           29,003
FKP Property Group                                       36,560          154,128
Fleetwood Corp., Ltd.                                     7,891           39,213
Flight Centre, Ltd. (a)                                   5,565           56,015
Forest Enterprises Australia, Ltd.                       82,620           35,755
Funtastic, Ltd. (a)                                      29,541           35,267
Futuris Corp., Ltd. (a)                                 113,529          171,961
Gindalbie Metals, Ltd. * (a)                            113,603           36,025
GrainCorp., Ltd.                                          3,775           22,534
GRD, Ltd. *                                              27,036           40,548
Great Southern Plantations, Ltd. (a)                     44,699           83,047
GUD Holdings, Ltd.                                       13,446           70,430
Gunns, Ltd. (a)                                          86,604          165,426
GWA International, Ltd.                                  40,169           97,709
Hardman Resources, Ltd. * (a)                            93,552          142,400
Herald Resources, Ltd. *                                 37,212           28,321
Hills Industries, Ltd. (a)                               38,237          132,953
IBA Health, Ltd.                                         60,537           44,718
IBT Education, Ltd.                                      26,000           35,308
Incitec Pivot, Ltd.                                       9,456          182,528
Independence Group NL (a)                                20,656           61,650
Indophil Resources NL *                                  85,202           48,634
Infomedia, Ltd.                                          86,555           42,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
IOOF Holdings, Ltd. (a)                                  13,914   $       97,071
Iress Market Technology, Ltd. (a)                        19,452           91,003
IWL, Ltd.                                                11,971           45,911
JB Hi-Fi, Ltd. (a)                                       21,677           83,945
Jubilee Mines NL (a)                                     15,147          115,280
Just Group, Ltd. (a)                                     47,100          131,789
Kagara Zinc, Ltd. *                                       9,345           37,095
Kingsgate Consolidated, Ltd. (a)                         11,709           40,101
MacArthur Coal, Ltd.                                     23,956           82,224
Macmahon Holdings, Ltd.                                  73,480           42,765
McGuigan Simeon Wines, Ltd. *                            16,663           30,461
Miller's Retail, Ltd. *                                  64,061           75,523
Mincor Resources NL                                      57,399           59,531
Mineral Deposits, Ltd. *                                 39,608           39,011
Monadelphous Group, Ltd. (a)                              9,154           43,031
Mortgage Choice, Ltd.                                    20,900           40,546
Mount Gibson Iron, Ltd. * (a)                            64,184           33,045
National Hire Group, Ltd.                                32,653           46,292
New Hope Corp., Ltd. (a)                                 61,975           63,352
Oakton, Ltd.                                             15,761           46,452
OAMPs, Ltd.                                              31,615          106,153
Oceana Gold, Ltd. * (a)                                  73,000           37,311
Pacifica Group, Ltd. (a)                                 47,689           53,375
Pan Australian Resources, Ltd. *                        123,891           25,421
PaperlinX, Ltd. (a)                                      99,047          284,530
Peet & Company, Ltd.                                     16,000           49,425
Peptech, Ltd. *                                          37,842           36,989
Perilya, Ltd. (a)                                        43,502           93,157
Perseverance Corp., Ltd. *                              132,299           34,550
Petsec Energy, Ltd. *                                    36,299           63,378
Pharmaxis, Ltd. *                                        25,612           42,998
PMP, Ltd. *                                              46,636           52,196
Port Bouvard, Ltd. *                                     13,502           32,843
Primary Health Care, Ltd.                                18,301          165,912
Primelife Corp., Ltd. *                                  34,348           27,679
Programmed Maintenance Services, Ltd.                    13,573           42,232
Rebel Sport, Ltd.                                        17,940           50,867
Resolute Mining, Ltd. *                                  32,190           34,827
Ridley Corp., Ltd.                                       34,051           28,837
Roc Oil Company, Ltd. * (a)                              45,788          124,360
Rural Press, Ltd.                                        18,777          155,516
S8, Ltd.                                                 12,783           40,919
SAI Global, Ltd.                                         16,320           41,280
Sally Malay Mining, Ltd. *                               47,417           45,110
Select Harvests, Ltd.                                     8,005           72,870
ServCorp, Ltd.                                           14,294           58,233
Silex Systems, Ltd. *                                    13,874           39,959
Sino Gold, Ltd. * (a)                                    12,685           39,753
Sino Strategic International, Ltd. *                     11,948           26,121
Skilled Group, Ltd.                                      12,505           51,692
Smorgon Steel Group, Ltd.                                80,017           99,408
SMS Management & Technology, Ltd.                        17,762           48,241

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Spotless Group, Ltd. (a)                                 34,778   $      119,889
St. Barbara, Ltd. *                                     100,515           36,000
Straits Resources, Ltd.                                  31,496           94,003
STW Communications Group, Ltd. (a)                       36,346           75,664
Summit Resources, Ltd. *                                 45,077           52,469
Sunland Group, Ltd.                                      71,163          125,843
Ten Network Holdings, Ltd. *                             71,632          156,069
Thakral Holdings Group                                  138,389           87,254
TimberCorp., Ltd. (a)                                    38,496           80,139
Transfield Services, Ltd. (a)                            33,191          209,268
Vision Group Holdings, Ltd.                              13,700           38,333
Vision Systems, Ltd. * (a)                               30,231           71,280
Western Areas NL *                                       27,319           53,814
WHK Group, Ltd.                                           9,097           40,115
                                                                  --------------
                                                                      11,191,224
AUSTRIA - 0.60%
Andritz AG                                                  727          110,954
BWT AG                                                    1,062           40,150
Mayr-Melnhof Karton AG                                      455           78,175
RHI AG *                                                  1,920           75,145
Wienerberger Baustoffindustrie AG                        28,380        1,340,800
                                                                  --------------
                                                                       1,645,224
BELGIUM - 0.66%
Arinso International *                                    1,589           35,278
Barco N.V.                                                2,370          216,934
Bekaert SA                                                2,800          275,830
CFE (CIE Francois D'enter)                                   43           40,369
Deceuninck NV                                             2,341           65,100
Duvel Moortgat SA                                           903           43,796
Exmar NV                                                  1,782           53,127
Icos Vision Systems NV *                                    912           35,393
Ion Beam Applications *                                   2,557           46,161
Kinepolis                                                   908           42,794
Melexis NV (a)                                            5,118           86,486
Nord-Sumatra Investissements *                               48           40,709
Omega Pharma SA                                           3,831          220,993
Option NV *                                               4,632           93,435
Quick Restaurants SA                                      2,394           87,318
SA D'Ieteren Trading NV                                     641          214,036
Tessenderlo Chemie NV                                     4,697          178,408
Van De Velde NV                                             967           43,072
                                                                  --------------
                                                                       1,819,239
BERMUDA - 0.11%
Cafe de Coral Holdings, Ltd.                             56,000           89,122
China Oriental Group Company, Ltd.                      100,000           20,021
Digital China Holdings, Ltd.                             95,000           38,407
Giordano International, Ltd.                            200,000           97,284
South China Morning Post, Ltd.                           26,000            9,210
Texwinca Holdings, Ltd.                                  64,000           41,809
                                                                  --------------
                                                                         295,853

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BRAZIL - 1.55%
Aracruz Celulose SA, ADR (a)                             86,000   $    4,280,220

CANADA - 3.68%
Aastra Technologies, Ltd. *                               4,600          115,495
Abitibi Consolidated, Inc.                               29,800           74,019
AEterna Zentaris Inc. *                                   7,500           38,468
Agricore United                                           5,400           38,544
Angiotech Pharmaceuticals, Inc. *                         9,100           79,968
Anormed, Inc. *                                           2,000           25,197
Atlas Energy, Ltd. *                                      7,500           25,825
ATS Automation Tooling Systems, Inc. *                    2,800           31,636
Ballard Power Systems, Inc. *                            24,100          138,307
Boralex Inc *                                             2,200           18,919
BPO Properties, Ltd.                                        150            7,257
Breakwater Resources, Ltd. *                             38,000           35,438
CAE, Inc.                                               295,125        2,522,006
Calfrac Well Services, Ltd.                               1,600           31,349
Cambior, Inc. *                                          66,000          231,994
Canadian Superior Energy, Inc. *                         10,500           20,525
Canadian Western Bank                                     5,283          200,671
Canam Group, Inc.                                         4,200           33,895
Cardiome Pharma Corp. *                                   8,800          101,557
Cascades, Inc.                                           20,150          220,255
Catalyst Paper Corp. *                                   48,200          137,443
CCL Industries                                            2,000           49,336
Centurion Energy International, Inc. *                    5,700           35,012
Certicom Corp. *                                          7,300           37,770
CHC Helicopter Corp                                       3,000           59,182
Cogeco Cable Inc.                                         1,600           37,131
COM DEV International, Ltd. *                             8,800           48,845
Cott Corp. *                                              4,800           82,209
Crystallex International Corp. *                         23,900           67,722
Denison Mines, Inc. *                                     3,100           46,589
Descartes Systems Group, Inc. *                           3,400           13,415
Domtar, Inc. *                                          284,900        1,675,882
Dorel Industries, Inc., Class B *                         1,800           45,920
Dundee Corp., Class A *                                     950           41,102
Dundee Wealth Management, Inc.                           14,558          156,650
Dynatec Corp. *                                           1,700            2,180
Emergis, Inc. *                                          22,800          109,379
Enerflex Systems, Ltd.                                    4,052           99,919
FirstService Corp. *                                        400            9,541
Forzani Group, Ltd. *                                     9,822          145,762
Galleon Energy, Inc. *                                   11,400          180,936
Garda World Security Corp. *                              2,300           46,507
Golden Star Resources, Ltd. *                            13,900           37,642
Great Basin Gold, Ltd. *                                 23,700           32,940
Hummingbird, Ltd. *                                       1,700           47,195
Husky Injection Molding Systems, Ltd. *                   7,700           32,383
Hydrogenics Corp. *                                      18,000           24,695
Imax Corp. *                                              9,568           46,587
International Forest Products, Ltd. *                     2,200           13,119

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
International Royalty Corp. *                            10,400   $       41,033
Ivanhoe Energy, Inc. *                                   25,300           36,752
Kingsway Financial Services, Inc.                        11,743          267,461
Labopharm Inc. *                                         13,500           76,870
Laurentian Bank of Canada                                 7,100          183,039
Leon's Furniture, Ltd.                                      889           34,262
Linamar Corp.                                            35,408          406,405
LionOre Mining International, Ltd. *                     40,562          248,057
Major Drilling Group International *                      2,400           38,931
Martinrea International, Inc. *                           8,593           59,562
Miramar Mining Corp. *                                   19,200           79,713
North American Palladium, Ltd. *                          4,900           35,590
Northern Orion Resources, Inc. *                         42,098          166,097
Northgate Minerals Corp. *                               26,500           85,308
NQL Energy Services Inc. *                                4,000           23,852
Open Text Corp. *                                         3,000           53,802
Patheon, Inc. *                                          20,772           94,621
Peru Copper, Inc. *                                       3,300           13,405
QLT, Inc. *                                              27,400          207,367
Queenstake Resources, Ltd. *                             10,500            2,825
Saskatchewan Wheat Pool *                                21,500          135,725
ShawCor, Ltd.                                             1,400           23,262
Sierra Wireless, Inc. *                                   7,000           80,407
Sino-Forest Corp. *                                      33,200          127,120
Tesco Corp. *                                             8,000          123,099
Uni-Select, Inc.                                          1,730           46,523
YM Biosciences, Inc. *                                   11,000           36,693
Zarlink Semiconductor, Inc. *                            36,500           79,860
                                                                  --------------
                                                                      10,161,959
CHINA - 0.03%
China Travel International Investment
   Hong Kong, Ltd.                                      174,000           38,411
Solomon Systech International, Ltd.                     204,000           35,607
                                                                  --------------
                                                                          74,018
DENMARK - 0.81%
Alm. Brand Skadesforsikring A/S *                         2,600          138,006
Amagerbanken A/S                                          2,125          135,930
AS Det Ostasiatiske Kompagni                              3,600          169,037
Bang & Olufsen AS - B Series (a)                          2,200          236,169
DFDS A/S                                                    600           53,692
EDB Gruppen                                                 800           40,286
Fluegger A/S                                                250           27,943
Forstaedernes Bank A/S                                      975          125,234
Genmab AS * (a)                                           5,600          233,413
Lan & Spar Bank                                             300           22,967
NKT Holdings AS                                           4,000          302,144
Ringkjoebing Bank A/S                                       100           12,827
Royal UNIBREW A/S                                           900          105,189
Schouw & Company                                          1,700           95,151
SimCorp. A/S                                                950          165,822
Sjaelso Gruppen AS (a)                                      150           45,041

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DENMARK (CONTINUED)
Spar Nord Bank AS                                         7,125   $      155,155
Sparbank Vest AS                                            670           45,594
TK Development Corp. *                                    7,000           83,957
Vestjysk Bank A/S                                         1,015           49,040
                                                                  --------------
                                                                       2,242,597
FINLAND - 0.88%
Amer Sports Oyj (a)                                      22,292          500,570
BasWare Oyj                                               2,400           36,233
Finnair OYJ                                                 400            6,541
Finnlines OYJ                                             3,300           66,985
F-Secure Oyj                                             12,250           33,413
Huhtamaki Oyj (a)                                        20,236          350,429
KCI Konecranes Oyj                                       34,538          655,935
Kemira OYJ                                                8,300          154,788
Olvi Oyj                                                  1,500           32,141
PKC Group OYJ                                             2,600           33,645
Poyry Oyj                                                 6,000           72,922
Ramirent Oyj                                              2,100           90,608
Teleste Oyj                                               2,450           27,818
Uponor Oyj                                               11,500          311,923
Vaisala Oyj                                               1,350           47,099
                                                                  --------------
                                                                       2,421,050
FRANCE - 2.57%
Alten *                                                   4,110          130,354
Altran Technologies SA * (a)                             15,624          128,443
April Group                                               3,596          154,426
Archos *                                                    918           39,481
Assystem                                                  4,374           95,167
Audika                                                    1,685           40,830
Bacou Dalloz                                              1,252          146,843
Beneteau SA                                               2,249          196,015
Bonduelle S.C.A. (a)                                      1,293          120,567
Bongrain SA                                               1,775          137,363
Bull SA * (a)                                            11,037           64,690
Canal Plus                                               17,822          180,427
Carbone Lorraine                                          3,353          186,188
Cegid (a)                                                   888           38,303
CFF Recycling                                             3,422          112,223
Club Mediterranee * (a)                                   2,241          119,408
Compagnie Plastic-Omnium SA                               1,821           80,511
Delachaux SA                                                935           58,716
Electricite de Strasbourg                                   598          135,040
Etam Developpement SA                                     1,766          127,705
Foncia Groupe                                             1,649           77,362
Gaumont SA                                                  468           40,374
Generale de Sante                                         1,408           47,818
Geodis                                                    1,023          164,824
GFI Informatique                                         11,081           77,037
GL Events                                                 2,718          118,928
Groupe Crit                                               1,865           78,268
Groupe Go Sport *                                           364           30,570

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Groupe Open *                                             2,445   $       42,154
Groupe Steria SCA (a)                                     2,310          123,085
Guerbet                                                     538           82,723
Guyenne et Gascogne SA                                      647           82,246
IMS-Intl Metal Service                                    1,512           33,568
Ingenico *                                                4,464           97,125
IPSOS                                                     3,732          141,044
Kaufman & Broad SA (a)                                    1,927          114,289
Lafuma SA                                                   367           29,752
Laurent-Perrier                                           1,029           89,031
Lectra                                                    4,540           27,186
LISI (a)                                                    594           40,354
Manitou BF SA                                             3,265          143,815
Manutan (Societe)                                         1,190           73,749
Mr Bricolage (a)                                          1,756           35,911
Nexans SA                                                 4,965          431,786
Norbert Dentressangle                                       972           76,701
Orpea *                                                   1,948          147,909
Penauille Polyservices *                                  2,527           34,976
Petit Forestier                                             643           39,156
Pierre & Vacances                                         1,373          155,722
Pinguely-Haulotte                                         4,594          118,953
Provimi SA                                                1,993           74,209
Radiall SA                                                  349           38,985
Rallye SA (a)                                             2,053           97,149
Remy Cointreau SA (a)                                     1,061           53,317
Robertet SA                                                 257           40,397
Rubis                                                     1,581          120,846
Samse SA                                                    120           12,857
SCOR (a)                                                 75,600          184,147
SEB SA (a)                                                1,735          201,622
Somfy SA                                                     28            6,490
Sopra Group SA (a)                                        1,899          146,718
Spir Communication                                          492           72,966
SR Teleperformance (a)                                    5,554          207,155
Stallergenes                                              2,288           79,272
Sucriere de Pithiviers-Le-Vieil                              56           50,406
Toupargel-Agrigel                                           862           45,274
Trigano SA                                                2,742          123,631
UBISOFT Entertainment SA * (a)                            2,932          169,841
Union Financiere de France BQE SA                         1,436           85,259
Viel et Compagnie                                         6,946           40,007
Vilmorin et Compagnie                                       676           51,456
Virbac SA                                                 1,341           72,321
VM Materiaux SA                                             260           23,089
                                                                  --------------
                                                                       7,086,530
GERMANY - 3.01%
Aareal Bank AG * (a)                                      5,748          255,081
Adlink Internet Media AG *                                2,787           57,102
ADVA AG Optical Networking * (a)                          4,236           32,190
Aixtron AG *                                              9,269           34,454

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
AWD Holding AG (a)                                        5,196   $      187,803
Baader Wertpapierhandelsbank AG                           7,224           43,532
Balda AG (a)                                              8,571           68,830
Bechtle AG                                                3,618           77,112
Bilfinger Berger AG                                       6,257          371,417
Biotest AG                                                1,095           43,731
Boewe Systec AG (a)                                         415           23,429
Comdirect Bank AG                                         4,688           50,256
CTS Eventim AG                                            4,424          144,241
Curanum AG                                                4,385           42,724
DAB Bank AG (a)                                           4,866           45,497
Deutsche Euroshop AG                                      1,373           95,227
Douglas Holding AG                                        6,772          317,019
Drillisch AG *                                            6,982           42,074
Duerr AG *                                                3,024           73,851
DVB Bank AG                                                 111           28,305
Epcos AG * (a)                                           12,094          184,270
Escada AG *                                               2,952           99,544
Evotec AG * (a)                                           8,820           36,030
Fielmann AG (a)                                             888           42,753
Fuchs Petrolub AG                                           226           11,747
Gerry Weber International AG (a)                          1,916           40,836
GFK AG                                                    2,369          101,794
GPC Biotech AG * (a)                                      6,031          114,156
Grenkeleasing AG                                          2,175          124,997
Hawesko Holding AG                                          726           38,592
Indus Holding AG (a)                                      1,153           41,133
IWKA AG * (a)                                             5,877          120,114
Jenoptik AG * (a)                                        10,554           97,742
Kloeckner-Werke AG (a)                                    7,157          104,508
Kontron AG (a)                                            8,043           99,793
Krones AG                                                 1,282          169,277
KWS Saat AG                                               1,154          101,193
Leoni AG                                                  5,311          185,290
Medion AG (a)                                             5,909           65,669
Mobilcom AG * (a)                                        10,573          245,332
Morphosys AG *                                              835           50,127
MTU Aero Engines Holding AG                               2,805          104,871
MVV Energie AG                                            7,277          214,459
Nemetschek AG                                             1,480           39,993
Norddeutsche Affinerie AG (a)                             8,123          195,800
Oldenburgische Landesbank AG                              1,506           96,504
Pfeiffer Vacuum Technology AG                             1,555          101,498
Pfleiderer AG (a)                                         7,375          177,208
Qiagen AG * (a)                                          24,399          382,280
QSC AG * (a)                                             15,992           94,543
Rational AG (a)                                             757          145,544
Renk AG                                                     935           42,323
REpower Systems AG *                                      1,532          108,063
Rhoen-Klinikum AG                                         2,505          112,532
Sartorius AG                                              2,096           92,536
SGL Carbon AG * (a)                                      12,222          235,373

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Singulus Technologies * (a)                               7,199   $       91,787
Sixt AG (a)                                               1,713           79,104
Software AG                                               4,040          247,452
Stada Arzneimittel AG (a)                                10,732          548,555
Stratec Biomedical Systems                                  485           12,121
Takkt AG                                                  8,363          120,951
Techem AG (a)                                             4,496          217,830
Technotrans                                               1,646           46,567
Utimaco Safeware AG *                                     3,229           47,724
Vivacon AG *                                                761           18,633
Vossloh AG (a)                                              894           52,705
Wincor Nixdorf AG                                         2,700          392,717
Wire Card AG * (a)                                       14,643           98,829
WMF Wuerttembergische Metallwarenfabrik AG                1,601           50,676
Wuerttembergische Lebensversicherung AG                     905           45,351
                                                                  --------------
                                                                       8,323,301
GREECE - 0.99%
Aspis Bank SA *                                           7,940           38,076
Astir Palace Hotel SA *                                   5,170           36,992
Athens Medical Center SA                                  8,110           44,242
Attica Holdings SA                                        7,640           39,545
Bank of Attica *                                          6,050           41,140
Bank of Greece                                            1,770          209,955
Blue Star Maritime SA                                    11,110           45,385
C. Rokas SA                                               1,840           42,391
Delta Holdings SA                                         5,760           88,420
Diagnostic & Therapeutic Center of Athens
   Hygeia SA *                                            8,450           46,954
Egnatia Bank SA                                          10,910           86,921
Elais - Unilever SA                                       1,470           45,765
Ethniki General Insurance Company *                      11,140           79,709
Fourlis SA                                                6,310          111,752
Frigoglass SA                                             6,090          117,437
GEK Group of Companies, SA                                4,760           38,165
Geniki Bank *                                             7,140           83,879
Germanos SA                                               3,680           87,770
Halcor SA                                                 9,000           39,506
Hellenic Technodomiki Tev SA                             24,760          242,499
Heracles General Cement Company                           4,800           87,080
Iaso SA                                                  12,190          105,161
Intracom SA *                                            26,470          169,249
J&P-Avax SA                                              12,630           88,447
Lampsa Hotel Company                                      3,725           50,282
Metka SA                                                  4,120           40,351
Michaniki SA                                             11,010           42,462
Minoan Lines Shipping SA *                               16,950           86,445
Mytilineos Holdings SA                                    3,880           98,054
Neochimiki Lv Lavrentiadis                                2,640           42,803
S&B Industrial Minerals SA                                3,520           37,244
Sarantis SA                                               3,860           36,727
Terna SA                                                  6,510           80,277

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Viohalco SA                                             18,710    $      189,892
                                                                  --------------
                                                                       2,720,977
HONG KONG - 1.25%
Alco Holdings, Ltd.                                      86,000           43,157
Allied Group, Ltd.                                       28,000           81,934
Allied Properties HK, Ltd.                               84,000           90,559
Asia Financial Holdings, Ltd.                            78,000           45,949
Asia Satellite Telecom Holdings Company,
   Ltd.                                                  21,500           35,872
Champion Technology Holdings, Ltd.                      248,000           41,378
Chen Hsong Holdings                                      56,000           30,689
Chevalier International Holdings, Ltd.                   32,000           37,086
China Aerospace International Holdings,
   Ltd. *                                               388,800           30,938
China Gas Holdings, Ltd.                                256,000           42,056
China Insurance International Holdings
   Company, Ltd. *                                       94,000           73,110
China Resources Logic, Ltd.                             388,000           34,858
China Shineway Pharmaceutical Group, Ltd.                54,000           32,920
China Solar Energy Holdings, Ltd. *                     550,000           43,765
CITIC 21CN Company, Ltd. *                              336,000           40,536
COFCO International, Ltd.                                86,000           57,947
Comba Telecom Systems Holdings, Ltd.                    114,000           34,676
Cosco International Holdings, Ltd.                      182,000           56,294
Dickson Concepts International, Ltd.                     39,000           39,042
EganaGoldpfeil Holdings, Ltd.                           102,000           47,782
Emperor Entertainment Hotel, Ltd.                       175,000           33,016
Emperor International Holdings, Ltd.                    142,000           30,982
Far East Consortium International, Ltd.                 137,000           56,617
Fong's Industries Company, Ltd.                          62,000           46,948
Fountain Set Holdings, Ltd.                             118,000           31,803
FU JI Food & Catering Services Holdings,
   Ltd.                                                  28,000           46,717
Global Bio-Chem Technology Group Company                194,000           54,279
GZI Transportation, Ltd.                                 98,000           46,537
HKR International, Ltd.                                 110,400           52,001
Hung Hing Printing Group, Ltd.                           50,000           26,952
Hutchison Harbour Ring, Ltd.                            494,000           33,603
I-CABLE Communications, Ltd.                            182,000           35,739
K Wah International Holdings, Ltd.                      171,000           52,014
Kantone Holdings, Ltd.                                  540,000           31,187
Kingway Brewery Holdings, Ltd.                           96,000           37,579
Kowloon Development Company, Ltd.                        41,000           71,354
Li Ning Company, Ltd.                                    68,000           77,673
Liu Chong Hing Bank, Ltd.                                34,000           75,492
Liu Chong Hing Investment                                30,000           34,730
Lung Kee (Bermuda) Holdings                              78,000           35,839
Midland Holdings, Ltd.                                   98,000           46,286
Mingyuan Medicare Development Company,
   Ltd. *                                               440,000           40,094
Nan Hai Corp., Ltd. *                                 1,800,000           10,858
Neo-China Group Holdings, Ltd.                          570,000           55,598
Next Media, Ltd.                                         96,000           52,364
Oriental Press Group                                    208,000           37,374
Pacific Andes International Holdings                    190,000           35,359

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Pacific Century Premium Developments, Ltd.              160,000   $       44,150
Peace Mark Holdings, Ltd.                                90,000           59,025
Pico Far East Holdings, Ltd.                            192,000           38,195
Playmates Holdings, Ltd.                                318,000           33,875
Ports Design, Ltd.                                       55,000           84,707
Public Financial Holdings, Ltd.                          54,000           41,583
PYI Corp., Ltd.                                         120,000           43,585
Regal Hotels International Holdings, Ltd.               652,000           55,229
SA SA International Holdings, Ltd.                      116,000           40,793
Shanghai Real Estate, Ltd.                              232,000           51,810
Shenzhen International Holdings                         915,000           39,928
Shui On Construction and Materials, Ltd.                 16,000           31,829
Silver Grant International                              152,000           36,090
Singamas Container Holdings, Ltd.                        60,000           31,572
Sino-I Technology, Ltd. *                             2,960,000           39,129
Sinolink Worldwide Holdings                             222,000           50,146
Sinopec Kantons Holdings, Ltd.                          126,000           39,620
Sun Hung Kai & Company, Ltd.                             55,000           53,859
Tack Fat Group International, Ltd.                      272,000           28,975
TAI Cheung Holdings                                      81,000           40,959
TCL Multimedia Technology Holdings, Ltd. *              410,000           37,361
Tian An China Investment *                               95,000           54,013
Tianjin Development Holdings                             68,000           42,851
Titan Petrochemicals Group, Ltd.                        620,000           42,969
Truly International Holdings                             32,000           35,649
Varitronix International, Ltd.                           68,000           44,073
Victory City International Holdings                     130,000           42,212
Vision Grande Group Holdings, Ltd.                       72,000           60,989
Wai Kee Holdings, Ltd.                                  138,000           45,164
Wing On Company International, Ltd.                       6,000            9,549
Yip's Chemical Holdings, Ltd.                            84,000           32,343
                                                                  --------------
                                                                       3,461,775
HUNGARY - 0.10%
BorsodChem Rt.                                           10,268          140,710
EGIS Nyrt.                                                1,040          144,934
                                                                  --------------
                                                                         285,644
INDONESIA - 0.26%
Bakrie and Brothers Tbk PT *                          3,804,000           61,988
Bank Niaga Tbk PT                                     1,236,000           99,364
Bank Pan Indonesia Tbk PT *                           1,318,500           68,038
Berlian Laju Tanker Tbk PT                              569,000          131,355
Indofood Sukses Makmur Tbk PT                         1,081,000          146,795
Lippo Karawaci Tbk PT *                                 430,000           42,042
Panin Insurance Tbk PT *                              1,544,000           40,256
PT Summarecon Agung Tbk PT                              200,500           23,960
Ramayana Lestari Sentosa Tbk PT                         798,000           76,289
Tempo Scan Pacific Tbk PT                               440,000           35,372
                                                                  --------------
                                                                         725,459
IRELAND - 0.69%
Abbey PLC                                                 6,064           71,930
DCC PLC- London                                           3,284           82,283

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

IRELAND (CONTINUED)
DCC PLC                                                  14,020   $      350,394
Dragon Oil PLC *                                         38,971          110,747
FBD Holdings PLC - Dublin                                 2,085           99,722
FBD Holdings PLC - London                                 3,211          153,576
Greencore Group PLC - Dublin                             25,076          124,069
Greencore Group PLC - London                             17,305           85,840
Iaws Group PLC, ADR                                      20,622          383,013
IFG Group PLC                                            10,000           27,149
Independent News & Media PLC                             27,001           81,527
Irish Continental Group PLC *                             6,023           84,052
McInerney Holdings PLC                                    3,525           57,242
United Drug PLC                                          45,054          200,624
                                                                  --------------
                                                                       1,912,168
ISRAEL - 0.56%
American Israeli Paper Mills, Inc.                          464           19,232
AudioCodes, Ltd. *                                        3,202           30,657
Azorim-Investment Development &
   Construction Company, Ltd.                             5,744           79,403
Clal Industries & Investments, Ltd.                       8,394           43,002
Delta-Galil Industries Ltd *                              4,777           44,838
Electra (Israel), Ltd. *                                    731           99,574
Elron Electronic Industries *                             3,370           35,233
FMS Enterprise, Ltd.                                        900           27,224
Frutarom                                                  6,261           45,093
Housing & Construction Holdings, Ltd. *                  37,667           43,082
Israel Salt Industries, Ltd.                              6,825           42,305
Ituran Location and Control, Ltd.                         2,562           37,517
Orbotech, Ltd. *                                         34,024          806,369
RADVision, Ltd. *                                         2,526           42,296
Super-Sol, Ltd. *                                        13,964           44,252
Tadiran Communications Industries, Ltd.                   1,242           39,994
Union Bank of Israel *                                   15,315           69,669
                                                                  --------------
                                                                       1,549,740
ITALY - 1.58%
Actelios SpA * (a)                                       11,733          134,412
Aedes SpA                                                 7,571           49,369
AEM Torino SpA (a)                                       34,948          101,642
Amplifon SpA (a)                                         29,013          228,942
Astaldi SpA                                              12,792           88,284
Banca IFIS SpA                                            2,977           40,411
Banca Intermobiliare SpA                                 11,595          122,681
Banca Popolare dell'Etruria e del Lazio                  11,594          230,045
Banca Profilo SpA                                        25,537           74,838
Banco di Desio e della Brianza SpA                       16,649          141,938
Biesse SpA                                                2,824           44,604
Brembo SpA                                                8,798           93,646
Caltagirone Editore SpA (a)                               9,271           77,745
Caltagirone SpA                                          12,752          134,842
Cementir SpA                                             21,620          167,175
Credito Artigiano SpA                                    17,767           78,045
Credito Bergamasco SpA                                    4,117          157,997

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
De Longhi SpA                                            20,127   $       79,156
Esprinet SpA                                              2,798           53,991
Gemina SpA *                                             43,195          158,370
Gewiss SpA                                               11,538           87,826
Immobiliare Lombarda SpA *                              226,211           56,880
IMMSI SpA                                                51,945          136,413
Impregilo SpA *                                          59,632          253,246
Indesit Company SpA (a)                                   7,188           79,017
Industria Macchine Automatiche SpA (a)                    5,726           80,997
Interpump SpA                                            10,206           90,764
Mariella Burani SpA                                       1,547           37,054
Meliorbanca SpA                                          18,050           85,986
Mirato SpA                                                2,533           27,973
Navigazione Montanari SpA                                18,714           81,493
Permasteelisa SpA                                         4,548           78,470
Piccolo Credito Valtellinese Scarl                       13,194          193,498
Premafin Finanziaria SpA                                 37,390          111,472
Recordati SpA (a)                                        18,435          129,099
Risanamento SpA                                           5,850           44,530
SABAF SpA                                                 1,000           29,179
SAES Getters SpA                                          2,698           89,267
Societa Partecipazioni Finanziarie SpA *                 42,415           41,380
Socotherm SpA (a)                                         2,568           37,498
Sogefi SpA (a)                                           12,908           90,885
Sol SpA                                                   7,134           41,271
Telecom Italia Media SpA (a)                            181,160           83,543
Trevi Finanziaria SpA                                     4,846           43,650
Vianini Lavori SpA                                        2,862           33,767
Vittoria Assicurazioni SpA                                3,029           45,268
                                                                  --------------
                                                                       4,368,559
JAPAN - 17.65%
ABILIT Corp. (a)                                          3,100           13,924
Achilles Corp. (a)                                       24,000           44,542
Aderans Company, Ltd. (a)                                 6,600          171,153
Aeon Delight Company, Ltd.                                1,700           35,225
Aeon Fantasy Company, Ltd. *                              1,400           57,661
Ahresty Corp.                                             3,100           87,483
Aica Kogyo Company, Ltd. *                                6,000           77,644
Aichi Corp.                                              10,900          101,980
Aichi Machine Industry Company, Ltd. *                   12,000           32,339
Aigan Company, Ltd.                                       4,800           37,546
Aiphone Company, Ltd.                                     2,600           44,508
Airport Facilities Company, Ltd.                          7,000           41,644
Aisan Industry Company, Ltd.                              5,900           56,700
Akebono Brake Industry Company, Ltd. (a)                 15,000          126,356
Akita Bank, Ltd. (a)                                     31,000          163,407
Aloka Company, Ltd.                                       5,000           46,102
Alpha Corp. (a)                                           1,000           31,610
Alpha Systems, Inc. *                                     1,300           33,822
Alpine Electronics, Inc. (a)                              8,100          113,675
Alps Logistics Company, Ltd.                              2,000           37,288

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Amano Corp.                                               8,000   $      102,644
Ando Corp. * (a)                                         14,000           28,475
Anest Iwata Corp.                                         7,000           32,449
Anritsu Corp. (a)                                        14,000           74,983
AOI Electronic Company, Ltd.                              1,700           37,097
AOKI Holdings, Inc.                                       2,900           50,013
Aomori Bank, Ltd.                                        21,000           84,712
Arakawa Chemical Industries, Ltd.                         3,500           36,987
Ariake Japan Company, Ltd. (a)                            2,600           52,441
Arisawa Manufacturing Company, Ltd. * (a)                 5,700           69,801
Aronkasei Company, Ltd.                                   7,000           36,305
Art Corp. (a)                                             2,000           55,593
As One Corp.                                              2,900           74,220
Asahi Diamond Industrial Company, Ltd. (a)                8,000           56,746
Asahi Organic Chemicals Industry Company,
   Ltd. (a)                                              20,000           77,119
Asahi Pretec Corp. (a)                                    3,000           69,280
Asahi Soft Drinks Company, Ltd. (a)                       5,000           74,153
Asanuma Corp.                                            21,000           40,220
Ashimori Industry Company, Ltd.                          12,000           29,085
ASKA Pharmaceutical Company, Ltd.                         5,000           43,686
Asunaro Aoki Construction Company, Ltd. *                 5,000           35,169
Atsugi Company, Ltd. * (a)                               27,000           37,754
Avex Group Holdings, Inc.                                 2,800           59,203
Bando Chemical Industries, Ltd.                           9,000           40,653
Bank of Ikeda, Ltd. *                                     3,500          180,339
Bank of Okinawa, Ltd.                                     2,400           94,373
Bank of Saga, Ltd.                                       25,000           88,983
Bank of the Ryukyus, Ltd. * (a)                           5,100          105,674
Belluna Company, Ltd. * (a)                               4,200           70,831
Best Denki Company, Ltd. * (a)                            8,000           49,695
Bookoff Corp. *                                           2,000           40,508
BSL Corp. * (a)                                          23,000           24,364
Bunka Shutter Company, Ltd.                               7,000           38,915
Cabin Company, Ltd.                                       2,843           13,203
CAC Corp.                                                 3,400           30,312
Calpis Company, Ltd.                                     10,000           75,000
Canon Electronics, Inc.                                   3,000          105,254
Canon Finetech, Inc.                                      4,000           70,339
Capcom Company, Ltd. (a)                                  5,400           78,529
Cawachi, Ltd. *                                           3,300          100,119
Cecile Company, Ltd. *                                    6,400           25,275
Central Finance Company, Ltd.                             8,000           48,136
Century Leasing System, Inc.                              8,000          102,780
CFS Corp.                                                 6,000           31,932
Chiba Kogyo Bank, Ltd. *                                  3,600           60,559
Chiyoda Company, Ltd.                                     4,100           90,513
Chudenko Corp. (a)                                        6,300           96,903
Chuetsu Pulp & Paper Company, Ltd.                       15,000           32,542
Chugai Mining Company, Ltd. *                            34,900           25,731
Chugai Ro Company, Ltd. *                                 9,000           27,153
Chugoku Marine Paints, Ltd. *                             7,000           40,339

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Chukyo Bank, Ltd.                                        38,000   $      113,678
Chuo Spring Company, Ltd. (a)                             9,000           43,627
CKD Corp. (a)                                             8,000           91,322
Clarion Company, Ltd. * (a)                              53,000           71,415
Cleanup Corp. (a)                                         4,000           30,339
CMK Corp. (a)                                             8,000           83,729
Coca-Cola Central Japan Company, Ltd.                        12           99,864
Colowide Company, Ltd. * (a)                              5,500           43,487
Commuture Corp.                                           4,000           32,814
Computer Engineering & Consulting, Ltd.                   2,900           36,545
Corona Corp.                                              5,100           89,682
Cosel Company, Ltd. (a)                                   5,800          101,500
Cosmo Securities Company, Ltd. (a)                       22,000           37,102
Cross Plus, Inc.                                          1,000           22,797
Cybozu, Inc. * (a)                                           50           39,364
D&M Holdings, Inc. * (a)                                 11,000           34,492
D.G. Roland Corp.                                         3,000           96,356
Dai Nippon Toryo Company, Ltd. * (a)                     22,000           33,373
Dai-Dan Company, Ltd.                                     6,000           33,559
Daidoh, Ltd. * (a)                                        4,000           56,814
Daihen Corp. *                                           21,000          105,890
Daiho Corp. * (a)                                        13,000           32,059
Daiichi Jitsugyo Company, Ltd. *                          7,000           33,161
Daiken Corp.                                             11,000           38,780
Daiko Clearing Services Corp.                             3,000           42,203
Daikoku Denki Company, Ltd. (a)                           1,400           33,992
Daimei Telecom Engineering Corp. *                        7,000           72,551
Dainichi Company, Ltd. *                                  3,800           31,559
Dainichiseika Color & Chemicals
   Manufacturing Company, Ltd.                           16,000           84,610
Daisan Bank, Ltd.                                        32,000          104,949
Daiseki Company, Ltd. (a)                                 3,900           86,758
Daiso Company, Ltd.                                      13,000           39,000
Daisyo Corp.                                              2,500           35,085
Daito Bank, Ltd. *                                       20,000           30,339
Daiwa Industries, Ltd. (a)                                4,000           27,729
Daiwa Seiko, Inc. * (a)                                  17,000           35,873
Daiwabo Company, Ltd. * (a)                              20,000           70,000
Daiwabo Information System Company, Ltd. (a)              2,500           32,013
DCM Japan Holdings Company, Ltd. * (a)                   19,580          246,243
Denki Kogyo Company, Ltd. (a)                             8,000           69,424
Denyo Company, Ltd.                                       3,000           33,941
Descente, Ltd.                                            9,000           40,042
DIA Kensetsu Company, Ltd. *                             15,300           23,080
Dodwell BMS, Ltd. (a)                                     5,900           36,350
Doshisha Company, Ltd. (a)                                2,200           39,246
Doutor Coffee Company, Ltd. * (a)                         4,700           82,648
DTS Corp.                                                 2,400           89,492
Dydo Drinco, Inc. (a)                                     2,300           90,051
Eagle Industry Company, Ltd.                              8,000           65,966
Ehime Bank, Ltd. (a)                                     19,000           78,254
Eighteenth Bank, Ltd.                                    29,000          146,229

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Eiken Chemical Company, Ltd.                              4,000   $       41,322
Eizo Nanao Corp. (a)                                      2,900           74,958
Eneserve Corp. (a)                                        5,000           25,847
Enplas Corp. (a)                                          4,500           71,847
Epson Toyocom Corp. * (a)                                12,000           89,797
ESPEC Corp.                                               3,000           38,619
F&A Aqua Holdings, Inc. (a)                               3,800           33,975
Fancl Corp. (a)                                           7,900          115,353
FDK Corp. * (a)                                          21,000           33,458
Foster Electric Company, Ltd. (a)                         3,000           43,398
FP Corp.                                                  1,800           61,627
France Bed Holdings Company, Ltd.                        44,000           95,085
Fudo Construction Company, Ltd. * (a)                    29,000           26,297
Fuji Company, Ltd. (a)                                    3,700           58,322
Fuji Corp., Ltd.                                          6,000           33,407
Fuji Kyuko Company, Ltd. * (a)                           19,000           96,288
Fuji Oil Company, Ltd. (a)                                9,400           85,158
Fuji Software ABC, Inc. (a)                               5,600          146,169
Fujibo Holdings, Inc. *                                  14,000           32,983
Fujicco Company, Ltd.                                     4,000           43,424
Fujikura Kasei Company, Ltd.                              4,000           37,729
Fujikura Rubber, Ltd.                                     5,000           34,703
Fujita Corp. *                                            4,800           19,770
Fujita Kanko, Inc. (a)                                    6,000           43,017
Fujitec Company, Ltd. (a)                                15,000           93,941
Fujitsu Access, Ltd. * (a)                                6,500           42,250
Fujitsu Business Systems, Ltd.                            5,600           89,031
Fujitsu Devices, Inc.                                     3,000           38,390
Fujitsu Frontech, Ltd.                                    4,000           31,017
Fujitsu General, Ltd. *                                  12,000           29,186
Fujiya Company, Ltd. * (a)                               19,000           35,102
Fukuda Corp.                                              8,000           30,102
Fukui Bank, Ltd.                                         35,000          114,492
Fukushima Bank, Ltd. * (a)                               22,000           28,339
Fukuyama Transporting Company, Ltd. (a)                  34,000          113,814
Funai Consulting Company, Ltd.                            5,000           30,508
Furukawa Company, Ltd. (a)                               51,000          128,364
Furusato Industries, Ltd.                                 2,000           29,424
Fuso Lexel, Inc. *                                        3,800           31,559
Fuso Pharmaceutical Industries, Ltd. (a)                 13,000           39,441
Futaba Corp. (a)                                          4,700          125,068
Future System Consulting Corp. (a)                           39           31,299
Fuyo General Lease Company, Ltd.                          3,000           84,407
Gakken Company, Ltd. * (a)                               13,000           29,305
Gecoss Corp. (a)                                          5,500           31,602
Gigas K's Denki Corp.                                     4,000           98,475
GMO internet, Inc. * (a)                                  3,500           39,212
Godo Steel, Ltd. (a)                                     12,000           64,678
Goldwin, Inc. *                                          11,000           30,856
Gourmet Kineya Company, Ltd.                              5,000           39,703
GS Yuasa Corp. * (a)                                     53,000          127,559
Gulliver International Company, Ltd. (a)                    910           82,131

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Gun-Ei Chemical Industry Company, Ltd.                   11,000   $       33,000
H.I.S. Company, Ltd.                                      2,400           60,814
Hakuto Company, Ltd.                                      2,600           35,739
Hanwa Company, Ltd. (a)                                  36,000          130,881
Happinet Corp.                                            1,600           30,373
Harashin Narus Holdings Company, Ltd.                     3,000           38,186
Harima Chemicals, Inc.                                    5,000           34,831
Haruyama Trading Company, Ltd. *                          2,700           36,061
Hazama Corp. (a)                                         19,600           34,881
Heiwado Company, Ltd.                                     7,000          123,390
Hibiya Engineering, Ltd.                                  5,000           43,390
Higashi-Nippon Bank, Ltd. *                              29,000          123,864
Hitachi Information Systems, Ltd.                         6,200          117,432
Hitachi Kokusai Electric, Inc. (a)                       10,000          116,441
Hitachi Medical Corp.                                     5,000           53,263
Hitachi Plant Technologies, Ltd. (a)                     21,000          116,568
Hitachi Software Engineering Company,
   Ltd. (a)                                               4,900           87,411
Hitachi Systems & Services, Ltd.                          4,000           77,797
Hitachi Tool Engineering, Ltd. (a)                        2,500           38,136
Hitachi Transport System, Ltd. (a)                       12,000          117,458
Hitachi Zosen Corp. *                                    91,000           95,627
Hochiki Corp.                                             7,000           39,153
Hodogaya Chemical Company, Ltd. * (a)                     8,000           25,898
Hogy Medical Company, Ltd. (a)                            1,600           70,780
Hokkaido Gas Company, Ltd. *                             13,000           33,822
Hokkan Holdings, Ltd.                                    11,000           38,314
Hokuetsu Bank, Ltd.                                      40,000          103,051
Hokuetsu Paper Mills, Ltd. (a)                           22,000          133,678
Hokuriku Electric Industry Compnay, Ltd.                 12,000           35,186
Hokuto Corp. (a)                                          2,800           46,508
Hosiden Corp. (a)                                         9,300          108,369
Hosokawa Micron Corp.                                     5,000           38,008
Howa Machinery, Ltd. * (a)                               19,000           26,568
IBJ Leasing Company, Ltd.                                 5,000          124,788
Ichikoh Industries, Ltd. (a)                             12,000           37,119
Ichiyoshi Securities Company, Ltd. (a)                    5,000           66,992
ICOM, Inc.                                                1,600           47,051
IDEC Corp. (a)                                            3,500           55,792
Ihara Chemical Industry Company, Ltd.                    10,000           32,034
Iino Kaiun Kaisha, Ltd. (a)                               9,000           83,517
Ikegami Tsushinki Company, Ltd. *                        12,000           18,712
Imasen Electric Industrial                                3,500           35,860
Impact 21 Company, Ltd. (a)                               1,700           30,182
Impress Holdings, Inc. (a)                                  103           36,268
Inaba Denki Sangyo Company, Ltd. *                        3,200          100,068
Inaba Seisakusho Company, Ltd.                            2,400           37,220
Inabata & Company, Ltd.                                  12,000           88,983
Inageya Company, Ltd.                                     5,000           37,288
Ines Corp. *                                              7,800           53,014
Information Services International - Dentsu,
   Ltd.                                                   3,900           38,603
Intec, Inc. (a)                                           5,000           65,805

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Invoice, Inc. * (a)                                       2,077   $       71,287
Ise Chemical Corp. *                                      3,000           27,203
Iseki & Company, Ltd. * (a)                              31,000           92,737
Ishihara Sangyo                                          38,000           57,644
Itochu Enex Company, Ltd.                                12,600           73,037
Itochu-Shokuhin Company, Ltd.                             1,500           51,356
Itoham Foods, Inc. * (a)                                 32,000          132,339
Itoki Corp.                                               8,000          101,220
Iwasaki Electric Company, Ltd. *                         12,000           28,576
Iwatani International Corp. * (a)                        34,000           99,407
Iwatsu Electric Company, Ltd. *                          17,000           27,661
Izumiya Company, Ltd.                                    15,000          100,932
J. Bridge Corp. * (a)                                     7,000           17,678
Jalux, Inc. * (a)                                         2,200           41,017
Jamco Corp. *                                             3,000           33,229
Janome Sewing Machine Company, Ltd. * (a)                19,000           31,398
Japan Airport Terminal Company, Ltd.                     10,000          109,322
Japan Cash Machine Company, Ltd. (a)                      4,600           69,546
Japan Digital Laboratory Company, Ltd.                    3,400           52,873
Japan General Estate Company, Ltd.                        2,900           69,428
Japan Kenzai Company, Ltd.                                5,800           39,961
Japan Pulp & Paper Company, Ltd.                         26,000          100,254
Japan Radio Company, Ltd. * (a)                          28,000           73,559
Japan Transcity Corp. (a)                                 9,000           44,390
Japan Vilene Company, Ltd.                               12,000           73,119
Japan Wool Textile Company, Ltd.                         14,000          118,051
JBCC Holdings, Inc.                                       4,200           34,063
Jeol, Ltd. (a)                                            9,000           57,432
JFE Shoji Holdings, Inc. *                               20,000           84,407
J-Oil Mills, Inc.                                        12,000           50,441
Joshin Denki Company, Ltd. * (a)                          7,000           42,653
JSAT Corp.                                                   14           32,983
Juki Corp. (a)                                           19,000          107,720
Kabuki-Za Company, Ltd. *                                 1,000           40,847
Kadokawa Holdings, Inc. * (a)                             2,300           88,492
Kaga Electronics Company, Ltd.                            4,900           91,979
Kagawa Bank, Ltd.                                         9,000           52,475
Kagome Company, Ltd. * (a)                                8,700          130,647
Kaken Pharmaceutical Company, Ltd.                       11,000           74,949
Kameda Seika Company, Ltd.                                4,000           41,424
Kamei Corp.                                               5,000           35,847
Kanaden Corp.                                             6,000           38,390
Kanagawa Chuo Kotsu Company, Ltd.                         8,000           37,017
Kanamoto Company, Ltd. (a)                                5,000           37,585
Kanematsu Corp. *                                        64,000           99,797
Kanto Auto Works, Ltd.                                   10,800          128,136
Kanto Denka Kogyo Company, Ltd. (a)                       5,000           33,475
Kanto Natural Gas Development, Ltd.                       5,000           35,254
Kanto Tsukuba Bank, Ltd. * (a)                            7,300           73,619
Kasai Kogyo Company, Ltd. *                               8,000           33,220
Katakura Industries Company, Ltd. (a)                     2,000           29,678
Kato Sangyo Company, Ltd.                                 4,000           53,932

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kato Works Company, Ltd.                                 10,000   $       39,407
Katokichi Company, Ltd.                                  18,800          153,746
Kawai Musical Instruments Manufacturing
   Company, Ltd. *                                       20,000           35,593
Kawashima Selkon Textiles Company,
   Ltd. * (a)                                            18,000           29,593
Kayaba Industry Company, Ltd. (a)                        32,000          144,271
Keihanshin Real Estate Company, Ltd.                      5,000           35,085
Keihin Company, Ltd. * (a)                               10,000           43,729
Keiiyu Company, Ltd.                                      4,400           29,681
Keiyo Company, Ltd.                                       4,800           32,624
Kentucky Fried Chicken Japan, Ltd.                        3,000           56,186
Kenwood Corp. *                                          42,000           80,085
KEY Coffee, Inc.                                          3,000           42,356
Kibun Food Chemifa Company, Ltd. * (a)                    3,000           29,542
Kinki Nippon Tourist Company, Ltd.                       11,000           38,686
Kinki Sharyo Company, Ltd. (a)                            8,000           34,102
Kintetsu World Express, Inc.                              2,200           50,805
Kioritz Corp.                                            10,000           27,034
Kissei Pharmaceutical Company, Ltd. * (a)                 6,000          103,475
Kitagawa Iron Works Company, Ltd. *                      13,000           30,186
Kita-Nippon Bank, Ltd.                                    1,000           48,559
Kitano Construction Corp. *                              12,000           29,695
Kitz Corp.                                               15,000          120,000
Koa Corp.                                                 8,100          110,586
Koatsu Gas Kogyo Company, Ltd.                            6,000           35,847
Kohnan Shoji Company, Ltd. (a)                            2,700           28,007
Koike Sanso Kogyo Company, Ltd. *                         9,000           28,907
Kojima Company, Ltd. (a)                                  3,700           44,118
Komatsu Electronic Metals Company, Ltd. (a)               3,500          138,517
Komatsu Seiren Company, Ltd. (a)                          9,000           44,237
Komatsu Wall Industry Company, Ltd. (a)                   2,100           32,479
Konaka Company, Ltd. (a)                                  2,860           40,670
Konishi Company, Ltd.                                     4,000           38,034
Kosaido Company, Ltd. *                                   3,800           24,153
Kosei Securities Company, Ltd. (a)                       18,000           29,898
Krosaki Harima Corp.                                      9,000           31,958
Kumagai Gumi Company, Ltd. * (a)                         11,000           29,271
Kumiai Chemical Industry Company, Ltd.                   15,000           33,305
Kurabo Industries, Ltd. * (a)                            43,000          116,975
KUREHA Corp.                                             27,000          121,500
Kurimoto, Ltd. (a)                                       27,000           68,186
Kuroda Electric Company, Ltd.                             6,400           54,942
Kyoden Company, Ltd.                                      6,000           24,305
Kyodo Printing Company, Ltd.                             11,000           39,432
Kyodo Shiryo Company, Ltd.                               21,000           32,746
Kyokuto Kaihatsu Kogyo Company, Ltd.                      4,900           38,328
Kyokuyo Company, Ltd. * (a)                              15,000           33,814
Kyoritsu Maintenance Company, Ltd. (a)                    1,320           30,595
Kyosan Electric Manufacturing Company, Ltd.              11,000           38,127
Kyoto Kimono Yuzen Company, Ltd.                             20           25,763
Kyushu-Shinwa Holdings, Inc. * (a)                       62,000           79,339
Laox Company, Ltd. * (a)                                 10,000           25,085

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Life Corp. (a)                                            8,000   $      116,678
Macnica, Inc. *                                           2,100           59,975
Maeda Corp. * (a)                                        28,000          122,441
Maeda Road Construction Company, Ltd. *                  16,000          116,068
Maezawa Kasei Industries Company, Ltd.                    2,000           30,220
Maezawa Kyuso Industries Company, Ltd.                    2,400           37,627
Mandom Corp. (a)                                          2,800           68,339
Mars Engineering Corp. (a)                                1,600           32,339
Marubun Corp.                                             6,100           83,694
Marudai Food Company, Ltd. *                             30,000           84,407
Maruetsu, Inc. * (a)                                     14,000           70,712
Maruha Group, Inc. * (a)                                 28,000           67,864
Marusan Securities Company, Ltd. * (a)                   11,000          148,220
Maruwa Company, Ltd.                                      1,300           31,729
Maruzen Company, Ltd. *                                  22,000           37,288
Maruzen Showa Unyu Company, Ltd.                         12,000           41,797
Maspro Denkoh Corp.                                       4,000           34,847
Matsuda Sangyo Company, Ltd. (a)                          2,500           47,987
Matsuya Company, Ltd. (a)                                 5,000           79,322
Matsuya Foods Company, Ltd.                               2,000           27,881
Matsuzakaya Holdings Company, Ltd. *                     17,000          109,780
Max Company, Ltd. *                                       8,000          111,458
Maxvalu Tokai Company, Ltd. *                             3,000           54,280
MEC Company, Ltd. (a)                                     2,400           33,905
Megachips Corp. * (a)                                     2,200           37,475
Meidensha Corp. * (a)                                    20,000           72,203
Meitec Corp. (a)                                         19,093          587,352
Meiwa Corp. * (a)                                         9,000           23,186
Meiwa Estate Company, Ltd. *                              2,200           33,839
Mercian Corp.                                            19,000           48,144
Michinoku Bank, Ltd.                                     18,000           72,000
Mikuni Coca-Cola Bottling Company, Ltd.                  10,000          105,678
Milbon Company, Ltd. (a)                                  1,200           41,288
Minato Bank, Ltd. *                                      54,000          139,119
Ministop Company, Ltd.                                    2,300           39,081
Mito Securities Company, Ltd.                             8,000           41,017
Mitsuba Corp. * (a)                                       9,000           70,322
Mitsubishi Cable Industries, Ltd. * (a)                  20,000           35,254
Mitsubishi Kakoki Kaisha, Ltd. * (a)                     11,000           29,831
Mitsubishi Paper Mills, Ltd. * (a)                       52,000           95,186
Mitsubishi Pencil Company, Ltd.                           4,000           48,644
Mitsubishi Plastics, Inc.                                33,000           95,644
Mitsubishi Steel Manufacturing Company,
   Ltd. (a)                                              11,000           55,653
Mitsuboshi Belting Company, Ltd.                         14,000           88,390
Mitsui High-Tec, Inc.                                     7,100           86,042
Mitsui Home Company, Ltd.                                 7,000           53,746
Mitsui Knowledge Industry Company, Ltd. *                 2,800           36,186
Mitsui Mining Company, Ltd. *                            17,000           28,670
Mitsui Sugar Company, Ltd. * (a)                         15,000           49,703
Mitsui-Soko Company, Ltd. (a)                            13,000           71,280
Mitsumi Electric Company, Ltd. (a)                       13,400          185,102
Mitsumura Printing Company, Ltd.                          9,000           40,119

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Mitsuuroko Company, Ltd. *                               14,000   $       97,288
Miura Company, Ltd.                                       3,300           79,703
Miyazaki, Bank Ltd.                                      25,000          126,907
Miyoshi Oil & Fat Company, Ltd.                          14,000           27,881
Miyuki Holdings Company, Ltd.                             4,000           15,119
Mizuno Corp.                                             13,000           92,102
Mochida Pharmaceutical Company, Ltd.                     11,000           90,610
Modec, Inc. (a)                                           5,300          110,042
Morinaga & Company, Ltd. *                               29,000           71,025
Morinaga Milk Industry Company, Ltd. *                   30,000          114,915
Morita Corp. (a)                                          6,000           40,017
MOS Food Services, Inc.                                   4,000           57,186
Moshi Moshi Hotline, Inc. (a)                             2,250           84,852
Mr Max Corp.                                              7,300           40,892
Myojo Foods Company, Ltd.                                 7,000           36,720
Nagano Bank, Ltd.                                        12,000           42,508
Nagatanien Company, Ltd.                                  5,000           37,881
Nakamuraya Company, Ltd. (a)                              7,000           34,585
Nakayama Steel Works, Ltd.                               13,000           44,398
NEC Fielding, Ltd. (a)                                    8,900          115,926
NEC Mobiling, Ltd.                                        2,100           41,110
NEC Networks & System Integration Corp.                   7,200           76,210
NEC Tokin Corp. * (a)                                    11,000           57,144
Net One Systems Company, Ltd. (a)                            89          123,695
Netmarks, Inc. (a)                                           28           25,390
Neturen Company, Ltd.                                     8,000           87,390
Nice Corp. *                                             24,000           98,847
Nichia Steel Works, Ltd.                                  8,000           29,424
Nichias Corp.                                            10,000           70,424
Nichiban Company, Ltd.                                   10,000           41,017
Nichicon Corp.                                           13,800          182,908
Nichiha Corp. * (a)                                       4,200           56,486
Nichii Gakkan Company, Ltd. (a)                           5,300           82,958
Nichimo Corp.                                            28,000           26,102
Nichiro Corp. *                                          17,000           30,254
NIDEC COPAL CORP. (a)                                     2,700           30,249
Nidec Tosok Corp.                                         2,800           32,675
Nifco, Inc. (a)                                           7,000          151,864
Nihon Dempa Kogyo Company, Ltd. (a)                       2,700          113,492
Nihon Eslead Corp. (a)                                    1,300           39,220
Nihon Inter Electronics Corp.                             5,000           38,178
Nihon Kagaku Sangyo Company, Ltd.                         1,000            7,076
Nihon Kohden Corp.                                        5,000           88,559
Nihon Nohyaku Company, Ltd. (a)                           9,000           34,780
Nihon Parkerizing Company, Ltd.                           6,000          100,170
Nikkiso Company, Ltd. *                                   8,000           75,525
Nippei Toyama Corp. *                                     4,000           30,373
Nippo Corp. *                                            13,000          105,873
Nippon Avionics Company, Ltd.                             7,000           28,297
Nippon Beet Sugar
   Manufacturing Company, Ltd. *                         18,000           53,847
Nippon Carbon Company, Ltd. (a)                          14,000           50,780

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nippon Ceramic Company, Ltd.                              3,000   $       38,263
Nippon Chemical Industrial Company, Ltd. *               13,000           38,669
Nippon Chemi-Con Corp.                                   24,000          171,661
Nippon Denko Company, Ltd. (a)                           12,000           49,322
Nippon Denwa Shisetsu Company, Ltd.                      10,000           36,610
Nippon Fine Chemical Company, Ltd.                        6,000           35,085
Nippon Flour Mills Company, Ltd. (a)                     28,000          117,932
Nippon Gas Company, Ltd.                                  5,000           39,831
Nippon Kanzai Company, Ltd.                               2,000           43,814
Nippon Kasei Chemical Company, Ltd. *                    16,000           27,525
Nippon Koei Company, Ltd. * (a)                          11,000           30,763
Nippon Konpo Unyu Soko Company, Ltd.                     11,000          142,720
Nippon Koshuha Steel Company, Ltd. * (a)                 16,000           29,017
Nippon Metal Industry Company, Ltd. (a)                  18,000           42,254
Nippon Paint Company, Ltd. (a)                           33,000          171,992
Nippon Parking Development Company, Ltd. (a)                202           32,371
Nippon Piston Ring Company, Ltd. *                       13,000           30,186
Nippon Restaurant System, Inc.                            1,300           48,144
Nippon Road Company, Ltd. *                              15,000           33,559
Nippon Seiki Company, Ltd.                                4,000           87,627
Nippon Sharyo, Ltd. (a)                                  20,000           49,492
Nippon Shinyaku Company, Ltd.                             9,000           73,449
Nippon Signal Company, Ltd.                               9,000           61,932
Nippon Soda Company, Ltd. *                              24,000          121,017
Nippon Synthetic Chemical Industry
   Company, Ltd.                                         11,000           39,246
Nippon System Development Company, Ltd. (a)               2,400           97,831
Nippon Thompson Company, Ltd.                            12,000          116,644
Nippon Valqua Industries, Ltd. (a)                       10,000           33,475
Nippon Yakin Kogyo Company, Ltd.                          9,500           43,314
Nippon Yusoki Company, Ltd. *                             5,000           25,212
Nipro Corp.                                               7,000          127,839
Nishimatsu Construction Company, Ltd. (a)                47,000          175,653
Nissan Shatai Company, Ltd.                              12,000           64,983
Nissei Corp.                                              2,900           31,163
Nissei Plastic Industrial Company, Ltd.                   4,000           32,305
Nissen Company, Ltd. (a)                                  5,500           39,712
Nisshin Fire & Marine Ins. Company,
   Ltd. * (a)                                            20,000           87,966
Nisshin Fudosan Company *                                 2,900           41,657
Nisshin Oillio Group, Ltd. (a)                           19,000          110,297
Nissin Corp.                                             11,000           42,602
Nissin Electric Company, Ltd. *                          20,000           77,627
Nissin Kogyo Company, Ltd.                                5,000          111,864
Nissin Sugar Manufacturing Company, Ltd. *               10,000           25,085
Nitta Corp.                                               4,100           78,178
Nittan Valve Company, Ltd.                                4,000           35,051
Nittetsu Mining Company, Ltd. (a)                         8,000           62,780
Nitto Boseki Company, Ltd. *                             36,000          118,983
Nitto Fuji Flour Milling Company, Ltd.                    5,000           16,737
Nitto Kogyo Corp.                                         4,000           71,864
Nitto Kohki Company, Ltd. *                               3,500           74,894
NIWS Company HQ, Ltd. * (a)                                 122           88,192

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
NOF Corp.                                                22,000   $      137,966
Nohmi Bosai, Ltd.                                         6,000           41,186
Nomura Company, Ltd.                                      7,000           38,915
Noritake Company, Ltd.                                   22,000          122,678
Noritsu Koki Company, Ltd. (a)                            2,500           51,165
Noritz Corp.                                              7,200          125,390
Nosan Corp. *                                            12,000           34,373
NS Solutions Corp.                                        2,800           72,847
Odakyu Real Estate Company, Ltd.                          6,000           22,424
Oenon Holdings, Inc.                                      9,000           33,407
Oiles Corp.                                               4,500          102,775
Oita Bank, Ltd.                                          23,000          165,288
Okabe Company, Ltd. *                                     9,000           36,305
Okamoto Industries, Inc. (a)                             11,000           40,178
Okamoto Machine Tool Works, Ltd. *                        7,000           29,661
Okamura Corp. (a)                                        10,000          116,780
Okinawa Electric Power Company, Inc.                      2,500          147,034
OKK Corp.                                                10,000           31,017
Okumura Corp. (a)                                        26,000          143,000
Okura Industrial Company, Ltd. *                          8,000           36,746
Okuwa Company, Ltd. (a)                                   5,000           62,754
Olympic Corp. *                                           4,600           34,929
ONO Sokki Company, Ltd.                                   5,000           32,627
Onoken Company, Ltd.                                      3,000           35,797
Organo Corp. (a)                                          9,000           77,186
Oriental Yeast Company, Ltd.                              6,000           36,000
Origin Electric Company, Ltd.                             6,000           36,305
Osaka Steel Company, Ltd. (a)                             5,200           89,017
Osaki Electric Comany, Ltd.                               4,000           39,390
Oyo Corp.                                                 3,400           36,363
Pacific Industrial Company, Ltd.                          8,000           47,525
Pacific Metals Company, Ltd.                             17,000          133,263
Paramount Bed Company, Ltd. (a)                           3,500           60,212
Parco Company, Ltd. (a)                                   7,000           87,381
Paris Miki, Inc. (a)                                      3,500           60,657
Pasona, Inc. (a)                                             36           69,864
Patlite Corp.                                             3,700           36,216
PCA Corp. *                                               1,500           27,267
Penta-Ocean Construction Company, Ltd. * (a)             79,000          106,449
Pentax Corp. *                                           16,000           70,237
Pigeon Corp. *                                            2,700           46,335
Pilot Corp. *                                                 4           24,034
Piolax, Inc.                                              1,800           33,407
Press Kogyo Company, Ltd.                                12,000           52,475
Prima Meat Packers, Ltd. * (a)                           25,000           30,085
Q'Sai Company, Ltd.                                       2,900           46,818
Raito Kogyo Company, Ltd. *                               9,900           32,804
Rasa Industries, Ltd. * (a)                              10,000           45,847
RENOWN, Inc. *                                            7,000           92,186
Resort Solution Company, Ltd. * (a)                       8,000           28,814
Resorttrust, Inc.                                         4,200          122,797
Rhythm Watch Company, Ltd. *                             20,000           35,593

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Ricoh Elemex Corp. *                                      4,000   $       33,898
Ricoh Leasing Company, Ltd.                               3,600           91,525
Right On Company, Ltd.                                    2,900           96,093
Riken Corp. (a)                                          16,000          108,881
Riken Keiki Company, Ltd.                                 4,000           34,712
Riken Technos Corp.                                       9,000           36,305
Riken Vitamin Company, Ltd.                               2,000           51,017
Ringer Hut Company, Ltd. (a)                              3,000           38,339
Rock Field Company, Ltd.                                  1,800           36,381
Roland Corp.                                              2,700           64,297
Royal Holdings Company, Ltd.                              4,000           55,932
Ryobi, Ltd. *                                            23,000          172,305
Ryoden Trading Company, Ltd.                              9,000           64,068
Ryosan Company, Ltd.                                      6,900          177,178
Ryoshoku, Ltd. (a)                                        4,100           96,246
Ryoyo Electro Corp. (a)                                   7,100           99,400
S Foods, Inc.                                             4,000           35,831
S Science Company, Ltd.                                 102,000           30,254
Sagami Chain Company, Ltd. (a)                            4,000           37,085
Saibu Gas Company, Ltd.                                  40,000           90,847
Saizeriya Company, Ltd. (a)                               3,900           55,592
Sakai Chemical Industry Company, Ltd. *                  12,000           60,915
Sakata Seed Corp. (a)                                     9,000          111,203
Sala Corp.                                                8,000           39,458
San-Ai Oil Company, Ltd.                                 10,000           39,407
Sanden Corp. (a)                                         18,000           73,983
Sanei-International Company, Ltd. (a)                     1,400           42,949
Sankei Building Company, Ltd.                             8,000           69,559
Sanki Engineering Company, Ltd.                           7,000           41,644
Sankyo Seiko Company, Ltd. *                              7,000           30,373
Sankyo-Tateyama Holdings, Inc. (a)                       35,000           79,788
Sanoh Industrial Company, Ltd.                            5,000           32,203
Sanrio Company, Ltd. * (a)                                3,600           60,376
Sanshin Electronics Company, Ltd.                         5,000           51,398
Sanyo Chemical Industries, Ltd.                          12,000           81,864
Sanyo Electric Credit Company, Ltd.                       3,700           65,691
Sanyo Shokai, Ltd. (a)                                   18,000          129,661
Sato Corp.                                                2,600           52,331
Sato Shoji Corp.                                          4,000           37,356
Satori Electric Company, Ltd.                             2,000           30,169
Secom Joshinetsu Company, Ltd.                              900           17,237
Secom Techno Service Compnay, Ltd.                        2,000           88,136
Seijo Corp.                                               1,400           32,390
Seika Corp. *                                            16,000           37,966
Seikagaku Corp.                                           4,600           49,586
Seiko Corp. (a)                                          11,000           80,915
Seiren Company, Ltd. (a)                                  6,000           73,881
Sekisui Jushi Corp.                                       5,000           34,873
Sekisui Plastics Company, Ltd.                           12,000           39,966
Senshu Electric Company, Ltd.                             1,500           36,992
Senshukai Company, Ltd. (a)                               5,000           56,356
Shaddy Company, Ltd. (a)                                  2,400           33,010

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Shibaura Mechatronics Corp. (a)                           4,000   $       21,458
Shibusawa Warehouse Company, Ltd. (a)                    10,000           43,220
Shibuya Kogyo Company, Ltd.                               3,400           31,608
Shikibo, Ltd. * (a)                                      20,000           36,949
Shikoku Bank, Ltd.                                       25,000          114,195
Shikoku Chemicals Corp.                                   6,000           38,085
Shikoku Coca-Cola Bottling Company, Ltd.                  3,300           39,740
Shima Seiki Manufacturing, Ltd.                           4,900          113,780
Shimizu Bank, Ltd.                                        1,100           46,331
Shin Nippon Air Technologies Company, Ltd.                4,700           35,131
Shinagawa Refractories Company, Ltd.                      8,000           27,254
Shin-Etsu Polymer Company, Ltd.                           8,000          115,119
Shinkawa, Ltd. (a)                                        3,900           87,915
Shin-Keisei Electric Railway Company, Ltd.               10,000           37,458
Shinki Company, Ltd.                                     10,600           58,390
Shinko Electric Company, Ltd. * (a)                      13,000           45,059
Shinko Plantech Company, Ltd. *                           6,000           41,034
Shinko Shoji Company, Ltd.                                3,000           43,475
Shin-Kobe Electric Machinery Company, Ltd.                6,000           29,542
Shinmaywa Industries, Ltd.                               21,000          100,729
Shinsho Corp. *                                          13,000           34,924
Shinwa Kaiun Kaisha, Ltd.                                16,000           48,407
Shiroki Corp. *                                          12,000           33,661
Shizuki Electric Company, Inc.                            9,000           41,110
Shizuoka Gas Company, Ltd.                               11,000           81,381
Sho-Bond Corp.                                            4,200           37,764
Shobunsha Publications, Inc. *                            2,400           29,044
Shochiku Company, Ltd. * (a)                             14,000          112,593
Shoko Company, Ltd. (a)                                  19,000           32,525
Showa Aircraft Industry Company, Ltd. *                   3,000           41,085
Showa Denko K.K.                                          9,900           42,704
Showa Sangyo Company, Ltd. *                             20,000           50,678
Siix Corp.                                                2,000           27,763
Sinanen Company, Ltd. *                                   9,000           44,847
Sintokogio, Ltd.                                          8,000           84,678
SMK Corp.                                                 8,000           54,983
Snow Brand Milk * (a)                                    29,000           93,881
Sodick Company, Ltd.                                      5,000           38,390
Sogo Medical Company, Ltd.                                1,400           29,424
Sorun Corp. *                                             4,600           42,063
Space Company, Ltd.                                       4,700           36,126
SSP Company, Ltd. * (a)                                  11,000           62,551
ST Chemical Company, Ltd. (a)                             3,000           39,127
St. Marc Holdings Company, Ltd. (a)                       1,000           63,983
Star Micronics Company, Ltd.                              5,000           95,127
Starzen Company, Ltd. *                                  14,000           34,763
STB Leasing Company, Ltd.                                 3,000           37,754
Stella Chemifa Corp. (a)                                  1,000           35,508
Sugi Pharmacy Company, Ltd.                               2,000           35,763
Sugimoto & Company, Ltd.                                  2,500           40,191
Sumida Corp. (a)                                          1,900           38,564
Suminoe Textile Company, Ltd.                            10,000           35,169

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Sumisho Computer Systems Corp. (a)                        4,700   $       94,996
Sumitomo Coal Mining Company, Ltd. * (a)                 25,000           33,475
Sumitomo Light Metal Industries, Ltd.                    31,000           64,890
Sumitomo Mitsui Company, Ltd. * (a)                      10,000           31,864
Sumitomo Pipe & Tube Company, Ltd.                        6,000           29,746
Sumitomo Precision Products Company, Ltd.                 7,000           36,068
Sumitomo Seika Chemicals Company, Ltd.                    8,000           46,712
Sun Wave Corp. *                                         10,000           30,593
Suntelephone Company, Ltd.                                5,000           38,263
Suruga Corp.                                                700           54,280
SWCC Showa Holdings Company, Ltd. *                      30,000           42,203
SxL Corp. * (a)                                          26,000           29,085
T. Hasegawa Company, Ltd. (a)                             4,600           68,064
Tachibana Eletech Company, Ltd.                           4,000           42,203
Tachihi Enterprise Company, Ltd. * (a)                    2,400           93,356
Tadano, Ltd. (a)                                         17,000          156,602
Taihei Dengyo Kaisha, Ltd. *                              6,000           38,136
Taihei Kogyo Company, Ltd. *                             12,000           30,407
Taiho Kogyo Company, Ltd. (a)                             3,200           43,227
Taikisha, Ltd. (a)                                        7,000           85,602
Taisei Rotec Corp. *                                     18,000           33,559
Takamatsu Corp. (a)                                       2,100           36,483
Takano Company, Ltd. *                                    1,800           29,395
Takaoka Electric Manufacturing Company,
   Ltd. *                                                17,000           34,432
Takara Standard Company, Ltd. *                          16,000           91,797
Takasago International Corp. (a)                          8,000           38,576
Takasago Thermal Engineering Company, Ltd.               14,000          118,644
Takiron Company, Ltd.                                    10,000           36,525
Takuma Company, Ltd. (a)                                 15,000           78,941
Tamura Corp.                                              9,000           31,347
Tamura Taiko Holdings, Inc. * (a)                         8,000           27,864
Tasaki Shinju Company, Ltd.                               7,000           34,881
Tayca Corp. *                                            10,000           27,712
Teac Corp. * (a)                                         27,000           29,975
Tecmo, Ltd.                                               4,900           36,127
Teikoku Piston Ring Company, Ltd.                         3,000           31,398
Teikoku Tsushin Kogyo Company, Ltd.                       7,000           36,839
Tekken Corp. * (a)                                       20,000           38,983
Tenma Corp. (a)                                           3,600           68,339
TIS, Inc. (a)                                             5,500          129,809
TKC Corp.                                                 3,700           70,394
Toa Corp/Tokyo                                           32,000           37,695
Toa Oil Company, Ltd.                                    23,000           35,864
Toagosei Company, Ltd.                                   31,000          124,000
Tobishima Corp. * (a)                                    38,500           30,343
Tobu Store Company, Ltd. *                               14,000           38,797
TOC Company, Ltd. (a)                                    20,000          105,424
Tocalo Company, Ltd.                                      2,000           66,271
Tochigi Bank, Ltd.                                       19,000          118,186
Toei Company, Ltd. (a)                                   11,000           76,068
Toenec Corp.                                             11,000           45,864
Toho Bank, Ltd.                                          35,000          151,568

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Toho Company, Ltd.                                        5,000   $       34,322
Toho Real Estate Company, Ltd.                            6,000           34,678
Toho Tenax Company, Ltd. * (a)                           11,000           79,237
Toho Zinc Company, Ltd. * (a)                            13,000          100,475
Tohoku Bank, Ltd.                                        15,000           29,873
Tohoku Pioneer Corp.                                      2,200           33,000
Tokai Carbon Company, Ltd. (a)                           28,000          178,441
Tokai Corp.                                               7,000           25,805
Tokai Pulp & Paper Company, Ltd. (a)                     11,000           34,678
Tokimec, Inc. *                                          14,000           32,034
Toko, Inc. *                                             15,000           46,271
Tokushima Bank, Ltd.                                     15,000          102,839
Tokushu Paper Manufacturing Company, Ltd.                 7,000           35,356
Tokyo Dome Corp. *                                       21,000          105,890
Tokyo Electron Device, Ltd.                                  17           38,754
Tokyo Energy & Systems, Inc.                              5,000           42,712
Tokyo Kikai Seisakusho, Ltd. (a)                         10,000           31,525
Tokyo Leasing Company, Ltd.                               8,500          109,347
Tokyo Rakutenchi Company, Ltd.                            8,000           35,458
Tokyo Rope Manufacturing Company, Ltd.                   19,000           37,034
Tokyo Style Company, Ltd.                                10,000          120,593
Tokyo Tekko Company, Ltd. *                               4,000           32,814
Tokyo Theatres Company, Inc. *                           11,000           27,966
Tokyotokeiba Company, Ltd. (a)                           33,000           99,559
Tokyu Community Corp.                                     1,500           44,364
Tokyu Livable, Inc. * (a)                                   700           56,890
Tokyu Recreation Company, Ltd.                            6,000           34,983
Tokyu Store Chain Company, Ltd. (a)                      12,000           71,186
Toli Corp. *                                             10,000           30,424
Tomato Bank, Ltd.                                        16,000           37,017
Tomen Electronics Corp.                                   1,700           28,958
Tomoe Corp. *                                             8,000           26,847
Tomoku Company, Ltd.                                     16,000           36,339
Tomy Company, Ltd. (a)                                    5,900           41,050
Tonami Transportation Company, Ltd.                      14,000           37,492
Topre Corp.                                               6,000           54,254
Topy Industries, Ltd.                                    19,000           72,941
Tori Holdings Company, Ltd. * (a)                        82,000           34,746
Torigoe Company, Ltd.                                     5,000           37,034
Torii Pharmaceutical Company, Ltd.                        3,400           62,669
Torishima Pump Manufacturing Company, Ltd.                5,000           40,042
Toshiba Ceramics Company, Ltd.                           14,000           68,932
Toshiba Plant Systems & Services Corp. *                 10,000           47,966
Tosho Printing Company, Ltd.                              9,000           30,051
Totetsu Kogyo Company, Ltd. *                             7,000           41,229
Tottori Bank, Ltd. (a)                                   12,000           33,763
Towa Bank, Ltd. *                                        28,000           65,729
Towa Corp. * (a)                                          4,900           32,847
Towa Pharmaceutical Company, Ltd. (a)                     1,800           45,763
Towa Real Estate Development
   Company, Ltd. * (a)                                    7,500           42,394
Toyo Construction Company, Ltd. * (a)                    30,000           25,169

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Toyo Corp. (a)                                            3,700   $       50,483
Toyo Electric Manufacturing Company,
   Ltd. (a)                                               6,000           35,186
Toyo Engineering Corp. * (a)                             19,000           79,220
Toyo Kanetsu K K *                                       15,000           35,466
Toyo Kohan Company, Ltd.                                 12,000           45,763
Toyo Machinery & Metal Company, Ltd. (a)                  4,000           33,898
Toyo Securities Company, Ltd.                            14,000           66,915
Toyo Tire & Rubber Company, Ltd. (a)                     33,000          141,508
Toyo Wharf & Warehouse Company, Ltd.                     16,000           32,000
TRAD Company, Ltd. (a)                                    9,000           39,203
Trans Cosmos, Inc. * (a)                                  2,100           41,377
Trusco Nakayama Corp.                                     5,400          102,737
Tsubaki Nakashima Company, Ltd.                           6,500           95,682
Tsubakimoto Chain Company (a)                            19,000           87,754
Tsugami Corp. (a)                                         8,000           45,763
Tsukishima Kikai Company, Ltd. (a)                        5,000           54,449
Tsurumi Manufacturing Company, Ltd.                       4,000           41,864
Tsutsumi Jewelry Company, Ltd.                            2,100           66,737
Tsutsunaka Plastic Industry Company, Ltd.                10,000           37,203
Ube Material Industries, Ltd.                            12,000           35,288
Uchida Yoko Company, Ltd.                                 7,000           38,915
UFJ Central Leasing Company, Ltd.                         3,000          137,542
Unicharm Petcare Corp.                                    2,000           82,034
Uniden Corp. (a)                                          9,000           94,958
Unimat Life Corp. *                                       2,800           36,115
Union Tool Company * (a)                                  1,200           49,932
Unitika, Ltd. * (a)                                      51,000           70,449
U-Shin, Ltd.                                              4,000           29,898
Valor Company, Ltd. (a)                                   6,000          104,237
Venture Link Company, Ltd. * (a)                         12,400           33,417
VITAL-Net, Inc.                                           6,500           36,576
Wakachiku Construction Company, Ltd. *                   17,000           27,661
Warabeya Nichiyo Company, Ltd. *                          2,500           33,941
Watabe Wedding Corp.                                      2,000           28,695
WATAMI Company, Ltd. (a)                                  5,900           87,400
Wood One Company, Ltd. (a)                                6,000           56,390
Yahagi Construction Company, Ltd.                         8,000           31,254
Yaizu Suisankagaku Industry Company, Ltd.                 2,700           29,311
Yamagata Bank, Ltd.                                      28,000          149,017
Yamaichi Electronics Company, Ltd.                        3,900           43,561
Yaoko Company, Ltd. (a)                                   3,200           75,932
Yasuda Warehouse Company, Ltd.                            4,000           38,712
Yellow Hat, Ltd.                                          3,600           40,576
Yodogawa Steel Works, Ltd.                               27,000          129,737
Yokohama Reito Company, Ltd.                              6,000           45,610
Yomeishu Seizo Company, Ltd. * (a)                        6,000           61,932
Yomiuri Land Company, Ltd. (a)                            6,000           35,390
Yondenko Corp.                                            7,000           36,246
Yonekyu Corp. *                                           3,500           36,572
Yorozu Corp.                                              3,000           31,627
Yoshimoto Kogyo Company, Ltd.                             5,000           98,729
Yoshinoya D&C Company, Ltd. (a)                              50           82,627

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Yuasa Trading Company, Ltd. *                            21,000   $       36,305
Yukiguni Maitake Company, Ltd.                            7,100           29,062
Yuraku Real Estate Company, Ltd.                          7,000           44,195
Yurtec Corp.                                              9,000           41,873
Yushiro Chemical Industry Company, Ltd. (a)               2,000           40,085
Zenrin Company, Ltd. (a)                                  4,600           96,288
                                                                  --------------
                                                                      48,752,084
MALAYSIA - 0.78%
Aeon Company M Berhad                                    25,100           39,814
Affin Holdings Berhad                                   165,400           77,139
Amway (Malaysia) Holdings Berhad                         22,700           40,008
Boustead Holdings Berhad                                 81,900           41,972
Carlsberg Brewery-Malay Berhad                           31,500           42,706
Cement Industries of Malaysia                            17,000           12,123
DRB-Hicom Berhad                                        271,900          106,165
Dutch Lady Milk Industries Berhad                         5,900           16,318
Guinness Anchor Berhad                                   52,300           81,542
IGB Corp. Berhad                                        259,300          101,948
Island & Peninsular Berhad                               84,000           29,837
KFC Holdings Malaysia Berhad                             23,400           31,471
KLCC Property Holdings Berhad                            52,000           31,020
Kulim Malaysia Berhad                                    28,400           32,343
Landmarks Berhad                                        105,300           47,967
Lingkaran Trans Kota Holdings                            76,500           57,873
Lion Industries Corp., Berhad                           189,800           43,487
MAA Holdings Berhad                                      30,400           11,540
Malaysian Bulk Carriers Berhad                           70,900           47,677
Malaysian Oxygen Berhad                                  18,200           60,700
Malaysian Resources Corp. Berhad *                      227,700           48,158
MNRB Holdings Berhad                                     25,200           28,562
MTD Infraperdana Berhad                                 147,500           39,395
Mulpha International Berhad *                           243,600           78,602
Naim Cendera Holdings, Ltd. Berhad                       48,700           39,615
OSK Holdings Berhad                                     105,900           41,349
Pacificmas Berhad                                        17,800           29,683
Padiberas Nasional Berhad                                67,900           31,299
Pelikan International Corp., Berhad                      57,720           41,788
Puncak Niaga Holding Berhad                              57,900           44,430
QL Resources Berhad                                      54,500           39,309
Ranhill Berhad                                          122,600           36,567
Road Builder M Holdings Berhad                           79,700           56,836
Scomi Group Berhad                                      137,800           35,309
Sunrise Berhad                                           99,400           39,889
Ta Ann Holdings Berhad                                   23,400           49,173
TA Enterprise Berhad                                    382,500           67,933
Tan Chong Motor Holdings Berhad                          78,600           26,640
Time Engineering Berhad *                               100,000           16,676
Time.Com Berhad *                                       211,600           37,007
Top Glove Corp., Berhad                                  33,100           78,980
Tronoh Consolidated M Berhad                             29,000           33,183
Uchi Technologies Berhad                                 45,000           37,825

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MALAYSIA (CONTINUED)
UEM World Berhad                                        134,400   $       56,121
Unico-Desa Plantations Berhad                           182,000           24,921
Unisem M Berhad                                          45,000           17,815
Wah Seong Corp., Berhad                                  47,200           28,028
WTK Holdings Berhad                                      25,400           44,078
YNH Property Berhad                                     116,700           41,136
                                                                  --------------
                                                                       2,143,957
MEXICO - 0.47%
Consorcio ARA SA de CV                                   20,700          101,771
Controladora Comercial Mexicana SA de CV                 47,300           95,190
Corp GEO SA de CV *                                      43,200          181,942
Embotelladoras Arca SA de CV                              4,574           13,329
Empresas ICA Sociedad
   Controladora SA de CV *                               46,900          169,124
Gruma SA de CV                                           17,000           52,046
Grupo Aeroportuario del Sureste SA de CV                 28,700          107,153
Grupo Cementos de Chihuahua SA de CV                      5,000           18,850
Grupo Elektra, SA de CV                                   4,500           43,236
Grupo IMSA, SA de CV                                     20,100           87,857
Industrias CH SA *                                       29,700          100,609
Industrias Penoles SA de CV                              10,100           78,609
Organizacion Soriana SA de CV                            25,100          125,711
TV Azteca SA de CV *                                    174,600          113,522
                                                                  --------------
                                                                       1,288,949
NETHERLANDS - 1.28%
Aalberts Industries NV                                    9,605          712,236
Accell Group                                              1,129           34,877
Arcadis NV                                                1,567           68,903
Beter Bed Holdings NV                                     1,861           35,934
Boskalis Westminster (a)                                  2,453          159,646
Brunel International NV                                   1,198           30,777
Eriks Group NV                                              887           49,288
Gamma Holding NV                                            431           24,059
ICT Automatisering NV                                     1,785           32,609
Imtech NV                                                10,827          567,970
Laurus NV *                                               9,291           22,513
Macintosh Retail Group NV (a)                             2,604           78,625
OPG Groep NV                                              2,093          200,872
Ordina NV                                                 4,066           76,034
SBM Offshore NV                                          37,184        1,010,928
Sligro Food Group NV                                      1,549           88,431
Smit Internationale NV                                      679           54,743
Telegraaf Media Groep NV (a)                              6,008          142,914
TKH Group NV                                              1,554          107,347
Unit 4 Agresso NV *                                       2,085           41,264
                                                                  --------------
                                                                       3,539,970
NEW ZEALAND - 0.20%
Freightways, Ltd. (a)                                    17,697           42,867
Infratil, Ltd.                                           27,854           74,926
Nuplex Industries, Ltd.                                  13,537           56,565
PGG Wrightson, Ltd.                                      46,710           50,625

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

NEW ZEALAND (CONTINUED)
Port of Tauranga, Ltd.                                   12,337   $       39,871
Pumpkin Patch, Ltd.                                      20,900           55,265
Ryman Healthcare, Ltd.                                   16,739           97,267
Tourism Holdings, Ltd.                                   27,130           34,541
Tower, Ltd. * (a)                                        46,796           98,992
                                                                  --------------
                                                                         550,919
NORWAY - 0.89%
Acta Holding ASA (a)                                     10,000           40,561
Aktiv Kapital ASA (a)                                     5,200           70,306
Altinex ASA *                                           150,000           23,277
Bonheur ASA *                                             3,500          111,850
EDB Business Partner ASA                                  9,800           77,542
Ekornes ASA (a)                                           7,000          144,653
Ementor ASA *                                             9,000           41,898
Expert ASA                                                3,200           37,365
Ganger Rolf ASA *                                         1,600           44,494
Kongsberg Gruppen AS                                      1,700           39,178
Leroy Seafood Group ASA                                   4,800           76,329
Ocean RIG ASA * (a)                                      32,900          205,729
Olav Thon Eindom AS                                         400           42,098
Prosafe ASA (a)                                          14,334          880,913
Sinvest ASA * (a)                                         5,500           96,755
Solstad Offshore ASA                                      4,600           81,629
Sparebanken Midt-Norge                                    8,600          102,732
Tandberg Television ASA * (a)                            13,600          110,953
Tomra Systems ASA (a)                                    24,000          146,758
Veidekke ASA                                              2,600           81,890
                                                                  --------------
                                                                       2,456,910
PHILIPPINES - 0.17%
DMCI Holdings, Inc.                                     488,000           36,418
Filinvest Land, Inc.                                  1,446,000           47,193
First Philippine Holdings Corp.                          93,000           92,537
International Container Terminal Services,
   Inc.                                                 106,500           35,500
Jollibee Foods Corp.                                    129,200           91,276
Megaworld Corp.                                       2,807,000          107,253
Petron Corp.                                            602,000           49,717
                                                                  --------------
                                                                         459,894
POLAND - 0.18%
Budimex SA *                                              2,174           52,770
CCC SA                                                    2,698           39,638
Fabryka Kotlow Rafako SA *                                3,353           41,230
Grupa Kety SA                                               834           48,479
Impexmetal SA *                                             827           43,054
Orbis SA                                                  2,242           33,097
Polimex Mostostal Siedlce SA                              1,375           59,506
Polski Koncern Miesny Duda SA *                           9,274           41,468
Prokom Software SA                                        2,375           98,990
Softbank SA                                               3,169           40,485
                                                                  --------------
                                                                         498,717
PORTUGAL - 0.14%
Jeronimo Martins, SGPS SA                                 1,375           24,561

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PORTUGAL (CONTINUED)
Mota Engil, SGPS SA                                      19,025   $      107,164
Semapa-Sociedade de Investimento e Gestao                 4,056           41,680
SONAECOM - SGPS SA *                                     23,419          156,871
Teixeira Duarte - Engenharia Construcoes SA              21,621           49,099
                                                                  --------------
                                                                         379,375
SINGAPORE - 0.77%
Allgreen Properties, Ltd.                                51,000           51,129
Bukit Sembawang Estates, Ltd.                             3,000           41,614
Cerebos Pacific, Ltd.                                    16,000           29,559
China Merchants Holdings Pacific, Ltd.                   73,000           35,902
Chuan Hup Holdings, Ltd.                                182,000           36,721
Creative Technology, Ltd. (a)                            15,500          101,639
GES International, Ltd.                                 143,000          110,902
Global Voice Group, Ltd. *                              209,000           16,472
Goodpack, Ltd. *                                         36,000           39,042
Hi-P International, Ltd. (a)                            126,000           66,337
Hong Leong Asia, Ltd.                                    42,000           39,193
Hotel Properties, Ltd.                                   35,000           45,460
HTL International Holdings, Ltd.                         58,000           41,324
Hyflux, Ltd. (a)                                         55,000           79,760
Jaya Holdings, Ltd.                                      96,000           84,136
Jurong Technologies Industrial Corp., Ltd.               49,500           36,204
K1 Ventures, Ltd. *                                     367,000           90,246
Keppel Telecommunications & Transportation
   Company, Ltd.                                         57,000           56,784
Kim Eng Holdings, Ltd.                                   48,000           42,371
Labroy Marine, Ltd. (a)                                 105,000          112,547
Metro Holdings, Ltd.                                     74,000           38,027
MFS Technology, Ltd. *                                  113,000           75,523
Midas Holdings, Ltd.                                     92,000           55,397
MMI Holding, Ltd.                                        89,000           55,835
Osim International                                       43,000           50,971
Petra Foods, Ltd.                                        46,000           46,696
Raffles Education Corp., Ltd.                            55,000           88,083
Robinson & Company, Ltd.                                 13,000           54,508
Singapore Food Industries, Ltd.                          21,000           12,049
Sinomem Technology, Ltd.                                 81,000           46,220
Straits Trading Company, Ltd.                            63,000          117,182
Sunningdale Tech, Ltd.                                  144,000           28,600
Unisteel Technology, Ltd.                                35,000           45,240
United Engineers, Ltd.                                   32,000           36,923
United Test and Assembly Center, Ltd. * (a)             238,000          109,546
UOB-Kay Hian Holdings, Ltd.                              94,000           76,457
WBL Corp., Ltd.                                          13,000           40,820
                                                                  --------------
                                                                       2,135,419
SOUTH AFRICA - 1.66%
Aeci, Ltd.                                               23,952          182,462
Afgri, Ltd. *                                            58,521           52,136
African Oxygen, Ltd.                                     26,078           99,329
African Rainbow Minerals, Ltd. *                         17,491          154,811
Alexander Forbes, Ltd.                                   34,816           71,925

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Allied Electronics Corp., Ltd.                           10,355   $       37,436
Allied Technologies, Ltd.                                15,669          111,271
Astral Foods, Ltd.                                        8,230           91,917
Aveng, Ltd.                                              85,965          305,234
Bytes Technology Group, Ltd.                             21,548           37,559
Capitec Bank Holdings, Ltd.                               8,249           32,378
Ceramic Industries, Ltd.                                  1,970           34,338
DataTec, Ltd. *                                          37,448          152,306
Dimension Data Holdings PLC *                           249,960          163,951
Distell Group, Ltd.                                       3,000           15,397
DRDGOLD, Ltd. *                                          28,503           39,194
Ellerine Holdings, Ltd.                                  26,156          220,359
Grindrod, Ltd.                                           35,005           63,728
Group Five, Ltd.                                         10,948           49,474
Iliad Africa, Ltd.                                       16,287           24,247
Illovo Sugar, Ltd.                                       21,230           43,584
Johnnic Communications, Ltd.                             18,420          156,968
Lewis Group, Ltd.                                        10,863           66,623
Medi-Clinic Corp., Ltd.                                  45,899          120,896
Metorex, Ltd. *                                          55,956           89,949
Metropolitan Holdings, Ltd.                             131,095          207,348
Mr. Price Group, Ltd. *                                  34,045           83,519
Murray & Roberts Holdings, Ltd.                          64,959          268,391
Mvelaphanda Group, Ltd.                                  80,133           87,945
Nampak, Ltd.                                            100,169          235,387
New Clicks Holdings, Ltd. *                              74,503           97,157
Northam Platinum, Ltd.                                   31,856          151,774
Omnia Holdings, Ltd.                                      5,040           37,092
Peregrine Holdings, Ltd.                                 30,694           37,055
Primedia, Ltd. *                                         25,683           53,720
PSG Group, Ltd.                                          18,851           57,904
Rainbow Chicken, Ltd.                                    36,464           49,953
Santam, Ltd.                                             12,764          124,426
Sun International, Ltd.                                  23,213          295,220
Tiger Wheels, Ltd. *                                     12,943           38,436
Tongaat-Hulett Group, Ltd.                               11,536          132,563
Tourism Investment Corp., Ltd.                           79,501           20,119
Trencor, Ltd.                                             9,960           32,150
Western Areas, Ltd. *                                    10,814           68,053
Wilson Bayly Holmes-Ovcon, Ltd.                          10,435           86,094
                                                                  --------------
                                                                       4,581,778
SOUTH KOREA - 3.99%
Binggrae Company, Ltd.                                      840           37,770
Bukwang Pharmaceutical Company, Ltd.                      4,840           96,923
Byucksan Engineering & Construction
   Company, Ltd.                                          4,400           38,127
Cheil Communications, Inc.                                  620          138,899
Chong Kun Dang Pharm Corp.                                1,080           35,437
Choongwae Pharma Corp.                                      980           39,871
CJ CGV Company, Ltd.                                      4,000          112,861
Dacom Corp.                                               9,640          233,283
Dae Han Flour Mills Company, Ltd.                           230           37,673

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Daeduck Electronics Company, Ltd.                         5,550   $       48,620
Daeduck GDS Company, Ltd.                                 3,610           35,440
Daehan City Gas Company, Ltd.                             1,520           38,309
Daekyo Company, Ltd.                                      1,000           79,784
Daesang Corp. *                                           5,610           69,955
Daesung Industrial Company, Ltd.                          1,120           88,767
Daewoo Motor Sales                                        4,650          131,692
Daewoong Pharmaceutical Company, Ltd.                       960           46,362
Daishin Securities Company, Ltd.                         10,160          220,636
Daou Technology, Inc. *                                   8,520           55,461
DC Chemical Company, Ltd.                                 2,760          132,706
Dong-A Pharmaceutical Company, Ltd.                       1,700          133,657
Dongbu Corp.                                              4,200           73,676
Dongbu Steel Company, Ltd.                                3,980           39,199
DongbuElectronics Company, Ltd. *                        17,010           46,017
Dongkuk Steel Mill Company, Ltd.                         10,480          197,684
Dongwon F&B Company, Ltd.                                   650           35,512
Dongwon Systems Corp.                                    17,840           37,799
Doosan Corp. *                                            2,700          118,409
Doosan Industrial Development Company,
   Ltd. *                                                10,030          103,342
E1 Corp.                                                    890           38,937
FnC Kolon Corp.                                           1,970           29,666
Fursys, Inc.                                              1,250           34,807
Halla Climate Control Company, Ltd.                      12,110          141,409
Halla Engineering & Construction Corp.                    1,480           34,642
Hana Securities Company, Ltd.                             2,370           26,548
Handsome Company, Ltd.                                    2,770           43,615
Hanil Cement Manufacturing Company, Ltd.                  1,310           97,319
Hanjin Transportation Company, Ltd.                       2,760           76,853
Hankuk Glass Industries, Inc. *                           1,200           46,476
Hanmi Pharm Company, Ltd.                                 1,080          111,276
Hansol CSN                                                9,970           36,085
Hansol LCD, Inc.                                            990           58,586
Hansol Paper Company                                      8,180          115,832
Hanwha Chem Corp.                                        11,390          121,567
Hanwha Securities Company                                 4,390           42,216
Honam Petrochemical Corp.                                 1,450           90,405
Hotel Shilla Company, Ltd.                                7,320          114,097
Hyosung Corp. *                                           6,370          138,669
Hyundai Cement Company                                      870           25,650
Hyundai Corp. *                                           1,570           37,744
Hyundai Elevator Company, Ltd.                              510           41,498
Hyundai H&S Company, Ltd.                                   720           49,456
Hyundai Hysco                                            14,160          157,865
Hyundai Marine & Fire
   Insurance Company, Ltd.                               12,630          166,834
Hyundai Securities Company, Ltd.                         17,060          216,337
Ilyang Pharmaceutical Company, Ltd.                       2,380           51,810
Inzi Controls Company, Ltd.                               3,200           29,082
Jeonbuk Bank                                              4,050           36,807
Keangnam Enterprises, Ltd.                                2,660           39,213
KISWIRE, Ltd.                                             1,470           35,340

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Kolon Engineering &
   Construction Company, Ltd.                             2,190   $       33,094
Kolon Industries, Inc. *                                  3,240           44,510
Korea Development Corp.                                   1,370           30,692
Korea Development Financing Corp.                           710           32,563
Korea Iron & Steel Company, Ltd.                          2,370           84,276
Korea Kumho Petrochemical                                 3,490          106,031
Korea Line Corp.                                          1,510           57,445
Korea Polyol Company, Ltd.                                  735           33,748
Korea Zinc Company, Ltd.                                  1,480          133,721
Korean Petrochemical Ind. Company, Ltd.                   1,280           34,898
Korean Reinsurance Company                               14,600          180,514
KP Chemical Corp. *                                       8,460           40,677
KPC Holdings, Inc. *                                        315            5,207
KTBNetwork *                                              6,720           37,992
Kumho Electric Company, Ltd.                                780           36,309
Kumho Industrial Company, Ltd.                            5,180          106,742
Kyeryong Construction
   Industrial Company, Ltd.                               1,030           40,654
Kyobo Securities Company                                  3,440           31,808
LG Household & Health Care, Ltd.                          2,250          177,375
LG International Corp.                                   11,670          280,558
LG Life Sciences, Ltd. *                                  2,060          105,580
LG Petrochemical Company, Ltd.                            7,520          164,100
LIG Non-Life Insurance Company, Ltd.                      9,890          141,614
Lotte Chilsung Beverage Company, Ltd.                       160          216,929
Lotte Midopa Company, Ltd. *                              7,390          135,102
Lotte Samkang Company, Ltd.                                 190           30,720
LS Cable, Ltd.                                            4,390          162,369
LS Industrial Systems Company, Ltd.                       2,870          105,544
Meritz Securities Company, Ltd.                           5,270           38,259
Namyang Dairy Products Company, Ltd.                        130           97,538
NCSoft Corp. *                                            3,290          202,692
NH Investment & Securities Company, Ltd.                  4,380           58,783
Nong Shim Holdings Company, Ltd.                            450           37,567
Orion Corp.                                                 650          149,741
Ottogi Corp.                                                320           33,376
Pantech & Curitel Communications, Inc. *                 26,470           48,671
Pantech Company, Ltd. *                                   8,860           51,495
Poongsan Corp.                                            5,600          118,356
Pulmuone Company, Ltd.                                      940           30,098
Pusan City Gas Company, Ltd.                              1,820           39,139
S&T Daewoo Company, Ltd.                                  1,480           31,905
S&T Dynamics Company, Ltd.                                7,160           44,641
S1 Corp.                                                  3,300          128,506
Samchully Company, Ltd.                                     626           72,106
Samho International Company, Ltd.                         3,010           42,146
Samsung Fine Chemicals Company, Ltd.                      4,120          120,383
Samwhan Corp.                                             1,510           33,829
Samyang Corp.                                               760           47,304
Samyang Genex Company, Ltd.                                 410           34,445
SeAH Holdings Corp.                                         580           42,230

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Seoul Securities Company, Ltd.                           51,840   $       72,312
Shinyoung Securities Company, Ltd.                        1,270           42,879
Sindo Ricoh Company, Ltd.                                 1,870          106,710
SK Chemicals Company, Ltd.                                2,920          120,342
SK Gas Company, Ltd.                                      2,070           87,608
SK Securities Company, Ltd.                              34,020           39,546
SKC Company, Ltd.                                         4,840          105,873
Solomon Mutual Savings Bank                               1,710           29,364
Ssangyong Cement Industrial Company, Ltd. *              12,490          157,065
Ssangyong Motor Company *                                20,700          100,842
STX Corp.                                                 3,080           42,800
STX Engine Company, Ltd.                                  3,000           66,575
Sungshin Cement Company, Ltd.                             2,150           26,923
Tae Young Corp.                                           1,270           67,238
Taegu Department Store Company                            1,810           27,926
Taekwang Industrial Company, Ltd.                            70           60,213
Taihan Electric Wire Company, Ltd.                        7,520          178,802
Telcoware Company, Ltd.                                   2,000           30,646
Tong Yang Investment Bank *                              14,880          178,472
Tong Yang Major Corp. *                                   5,130           34,153
Union Steel                                               1,390           29,084
Woongjin Coway Company, Ltd.                              4,300          104,967
Woongjin Thinkbig Company, Ltd.                           2,760           57,457
Youlchon Chemical Company, Ltd.                           3,520           34,222
Young Poong Corp.                                           324           77,893
Youngone Corp.                                            8,130           36,084
Yuhan Corp.                                               1,250          194,177
Yungjin Pharmaceutical Company, Ltd. *                   12,000           36,965
                                                                  --------------
                                                                      11,031,632
SPAIN - 0.87%
Abengoa SA (a)                                            7,583          208,950
Adolfo Dominguez                                          1,676          104,825
Banco Guipuzcoano SA                                      9,364          288,319
Construcciones y Auxiliar de
   Ferrocarriles SA                                         428           56,606
Duro Felguera SA                                          6,660           40,049
Grupo Empresarial Ence SA (a)                             4,144          206,664
La Seda de Barcelona SA *                                38,649          101,496
Mecalux SA                                                2,622           89,480
Natra SA                                                  4,032           43,428
Natraceutical SA *                                       26,698           50,128
Obrascon Huarte Lain SA                                   7,054          154,819
Pescanova SA                                              1,382           46,812
Prim SA                                                   2,400           51,730
Service Point Solutions SA * (a)                         13,183           46,160
Sociedad Nacional Inds., Aplicaciones
   Celulosa Espanola * (a)                                8,023           41,935
SOS Cuetara SA (a)                                       20,535          306,369
Tecnocom Telecomunicaciones y Energia SA *                3,303           45,382
Tubacex SA (a)                                           28,525          159,952
Unipapel SA                                               1,000           26,921
Uralita SA (a)                                           15,058           82,335
Viscofan SA *                                            11,757          182,268

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
Zeltia SA * (a)                                           7,458   $       55,540
                                                                  --------------
                                                                       2,390,168
SWEDEN - 1.60%
AddTech AB                                                2,600           37,685
Angpanneforeningen AB, B Shares                           2,600           39,907
Axfood AB                                                 5,450          165,813
Axis Communications AB                                   10,500           92,607
Bergman & Beving AB                                       4,000           82,043
Billerud Aktibolag AB (a)                                10,000          152,464
Cardo AB (a)                                              3,200           98,233
Castellum AB                                             15,900          179,367
D. Carnegie & Company AB (a)                             30,200          638,011
Fabege AB                                                 2,200           48,734
Gunnebo AB (a)                                            8,726           85,313
Haldex AB (a)                                             4,300           82,905
HIQ International AB                                      8,000           40,256
Hoganas AG, B Shares                                      5,800          153,859
IBS AB * (a)                                             23,000           77,996
JM AB                                                    15,200          267,598
Kungsleden AB                                             5,550           63,368
Lennart Wallenstam Byggnads AB                            3,900           57,861
Lindex AB *                                               9,700          146,564
Meda AB (a)                                               4,500          103,682
Micronic Laser Systems AB *                               6,200           62,524
Munters AB                                                2,450           95,143
New Wave Group AB, B Shares (a)                           4,600           52,050
Nibe Industrier AB, B Shares                              4,800           63,666
Nobia AB                                                  8,400          281,409
Nolato AB                                                 4,000           38,014
Obsever AB * (a)                                         19,000           93,530
PartnerTech AB                                            1,600           29,700
Peab AB                                                   7,200          117,650
Pergo AB *                                               12,000           83,684
Protect Data AB                                           2,500           42,731
Q-Med AB                                                  9,200          131,461
SkiStar AB                                                6,100          108,643
Studsvik AB                                               1,000           28,032
Sweco AB *                                                1,400           37,904
Teleca AB * (a)                                           6,800           25,849
Telelogic AB * (a)                                       19,000           36,632
Trelleborg AB, Series B (a)                              15,800          298,146
WM Data AB, Series B                                     50,000          174,342
                                                                  --------------
                                                                       4,415,376
SWITZERLAND - 3.63%
Actelion, Ltd. *                                          1,492          214,046
AFG Arbonia-Forster Holdings                                259           86,471
Allreal Holding AG                                          916           95,226
Bank Coop AG                                              1,859          120,564
Bank Sarasin & Compagnie AG                                  61          180,000
Banque Cantonale Vaudoise                                   607          243,917
Barry Callebaut AG *                                        588          280,246

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Belimo Holding AG                                            64   $       51,640
Berner Kantonalbank                                         910          148,089
Bobst Group AG                                               40            1,759
Bucher Industries AG                                      1,199          114,099
Charles Voegele Holding AG *                                913           72,281
Converium Holding AG                                     16,477          200,280
Conzzeta Holding AG                                          37           60,330
Emmi AG                                                     445           54,446
Energiedienst Holding AG *                                  299          119,194
Flughafen Zuerich AG                                        437          104,838
Forbo Holding AG *                                          348          104,915
Galenica Holding Company AG                                 430          111,669
Georg Fischer AG *                                          609          285,385
Gurit Heberlein                                             364          259,064
Helvetia Patria Holding                                     685          214,730
Hiestand Holding AG                                          39           40,419
Jelmoli Holding AG                                          135          276,801
Kaba Holding AG *                                           447          130,383
Kuoni Reisen Holding AG, Series B *                       1,959        1,007,307
Lonza Group AG                                            6,120          423,824
Luzerner Kantonalbank *                                   1,251          265,106
Mobilezone Holding AG                                    10,362           53,032
Phoenix Mecano AG                                           228           89,340
PubliGroupe SA *                                            418          129,361
Rieter Holdings AG                                          403          173,543
Saurer AG *                                               2,873          261,683
SEZ Holding AG *                                            972           24,796
Sia Abrasives Holding AG                                    131           42,532
SIG Holding AG *                                          2,387          689,090
Sika AG                                                     331          416,893
St. Galler Kantonalbank                                     614          235,682
Sulzer AG                                                   638          508,410
Swiss Prime Site AG *                                     2,078          107,514
Swissfirst AG                                             1,127           69,396
Swissquote Group Holding SA *                               124           32,202
Tamedia AG                                                  451           48,833
Tecan Group AG                                            2,488          124,151
Valiant Holding *                                         3,659          397,648
Valora Holding AG                                           778          181,046
Verwaltungs-und Privat-Bank AG                            3,265          778,065
Vontobel Holdings AG                                      9,372          385,972
WMH Walter Meier AG                                         178           18,647
                                                                  --------------
                                                                      10,034,865
TAIWAN - 1.98%
Ability Enterprise Company, Ltd. *                      124,000           80,925
Altek Corp. *                                            46,000           79,359
Ambassador Hotel *                                       79,000           74,352
AmTRAN Technology Company, Ltd. *                       113,000           69,990
Arima Communication Corp. *                              45,000           36,370
Arima Computer Corp. *                                  367,000           64,091
Bank of Kaohsiung, lTD. *                               185,000           86,917

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
BES Engineering Corp.                                   584,000   $       71,814
Cheng Loong Corp. *                                     217,000           73,432
Chia Hsin Cement Corp. *                                155,000           84,062
China Life Insurance Company *                          153,000           74,194
China Metal Products, Inc. *                             53,000           92,397
China Petrochemical Development Corp. *                 255,000           58,554
China Steel Chemical Corp. *                             53,000           75,503
Chroma Ate, Inc.                                         30,000           35,622
Chung Hwa Pulp Corp.                                    165,000           68,797
CMC Magnetics Corp. *                                   481,000          140,242
Compeq Manufactuing Company, Ltd. *                     180,000           77,770
Depo Auto Parts Industrial Company, Ltd. *               19,000           53,847
D-Link Corp.                                            102,000          107,863
Eastern Media International *                           255,000           73,193
Elitegroup Computer Systems Company, Ltd.               138,720           71,880
Evergreen International Storage & Transport
   Corp. *                                              158,000           75,903
Far Eastern Department Stores Company,
   Ltd. *                                               151,000           72,312
Federal Corp. *                                         123,000           83,988
Formosa Taffeta Company, Ltd. *                           9,000            4,731
Fu Sheng Industrial Company, Ltd.                        91,000           85,233
Gold Circuit Electronics, Ltd.                          122,000           74,459
Goldsun Development & Construction
   Company, Ltd. *                                      187,000           75,145
Greatek Electronic, Inc.                                 64,000           69,806
Hey Song Corp. *                                        188,000           73,558
Hung Poo Real Estate Development Corp. *                 75,000           79,991
Hung Sheng Construction Company, Ltd. *                 110,000           74,779
King Yuan Electronics Company, Ltd.                     111,000           82,166
Kinpo Electronics                                       180,000           62,271
Lee Chang Yung Chemical Industries, Corp. *              92,000           70,465
Lien Hwa Industrial Corp. *                             178,000           78,251
Long Bon Development Company, Ltd. *                    140,000           73,178
Merry Electronics                                        23,000           82,000
Micro-Star International Company, Ltd. *                156,000           77,770
NAN Kang Rubber Tire Company, Ltd.                       62,000           80,925
Nien Hsing Textile Company, Ltd. *                      140,000           71,486
Opto Technology Corp. *                                 190,000           74,915
Oriental Union Chemical Corp. *                         136,000           78,689
Pan-International Industrial, Ltd. *                     67,000           81,175
Phoenixtec Power Company, Ltd. *                         76,000           83,239
Primax Electronics, Ltd. *                               97,000           33,703
Prince Housing Development Corp. *                      159,000           90,315
Ritek Corp. *                                           393,000           93,805
Ruentex Industries, Ltd. *                              174,000           92,790
Sanyang Industrial Company, Ltd. *                      153,000           78,586
Sheng Yu Steel Company, Ltd. *                           97,000           77,958
Shihlin Electric & Engineering Corp. *                   81,000           77,702
Sincere Navigation Company, Ltd. *                       75,000           81,464
Sinyi Realty Company *                                   33,000           80,163
Sitronix Technology Corp. *                              25,000           72,513
Southeast Cement Company, Ltd.                          145,000           29,572

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Sunrex Technology Corp. *                                84,000   $       70,301
Ta Chong Bank Company, Ltd. *                           269,000           80,056
Tainan Spinning Company, Ltd. *                         353,000           77,005
Taiwan Green Point Enterprises Company, Ltd.             31,000           80,456
Taiwan Styrene Monomer, Corp. *                          77,000           30,709
Taiyen Biotech Company, Ltd.                             50,000           26,286
Teco Electric & Machinery Company, Ltd.                 284,000           99,107
Tsann Kuen Enterprise Company, Ltd. *                    64,000           57,624
TSRC Corp. *                                            129,000           71,326
Tung Ho Steel Enterprise Corp. *                        104,000           82,169
USI Corp.                                               119,000           29,015
Walsin Technology Corp. *                               100,000           77,498
WUS Printed Circuit Company, Ltd. *                     209,000           69,777
Ya Hsin Industrial Company, Ltd. *                      138,000          104,654
Yieh Phui Enterprise                                    158,360           57,894
Yuen Foong Yu Paper Manufacturing
   Company, Ltd. *                                      214,000           77,266
Yungtay Engineering Company, Ltd.                       151,000           76,874
Zinwell Corp. *                                          69,000           75,364
                                                                  --------------
                                                                       5,469,561
THAILAND - 0.35%
Amata Corp. PCL                                         140,400           47,454
Asia Plus Securities PCL                                440,200           42,643
Bangkok Expressway PCL                                   69,300           38,362
Cal-Comp Electronics Thailand PCL                       523,000           54,005
Dynasty Ceramic PCL                                     115,800           44,070
Erawan Group PCL *                                      370,800           38,289
Hemaraj Land and Development PLC *                    1,551,800           36,343
Jasmine International PCL *                           3,010,500           39,259
KGI Securities Thailand PCL *                           779,900           39,644
Kiatnakin Finance PCL                                    49,600           38,941
Kim Eng Securities Thailand PCL                          72,700           39,276
Krungthai Card PCL                                       80,500           43,919
Lanna Resources PCL *                                   121,400           35,540
Loxley PCL *                                            533,800            9,944
Magnecomp Precision Technology *                        637,800           36,664
Major Cineplex Group PCL                                 70,300           27,690
Nakornthai Strip Mill PCL *                           3,961,200           35,843
Quality House PCL *                                   1,381,000           40,428
Samart Corp. PCL *                                      158,500           41,128
Samart I-Mobile PCL *                                    90,200           43,210
Sansiri PCL *                                           420,500           38,049
Shin Satellite PCL *                                    232,800           46,157
Thoresen Thai Agencies PLC                              118,800           77,145
Ticon Industrial Connection PLC                          88,600           39,849
                                                                  --------------
                                                                         973,852
TURKEY - 0.51%
Acibadem Saglik Hizmetleri Ve Ticaret AS *                5,454           58,320
Aksa Akrilik Kimya Sanayii AS *                           4,324           37,104
Alarko Holding AS                                        17,428           46,015
Anadolu Cam Sanayii AS                                   15,915           53,050

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TURKEY (CONTINUED)
Anadolu Hayat Emeklilik AS                               18,000   $       53,703
Anadolu Isuzu Otomotiv Sanayi                             4,082           37,991
Anadolu Sigorta                                          23,727           37,431
Aygaz AS *                                               24,690           55,084
Bati Cimento                                              7,206           39,954
BatiSoke                                                 16,968           42,560
Beko Elektronik *                                        28,000           38,073
Bolu Cimento Sanayii                                     20,409           38,528
Bosch Fren Sistemleri *                                     348           37,901
Celebi Hava Servisi                                       2,182           40,687
Cimsa Cimento Sanayi VE Tica AS                           5,949           34,359
Doktas Dokumculuk Ticaret                                14,448           43,487
Eczacibasi Ilac Sanayi *                                 15,856           46,678
Goodyear Lastikleri TAS *                                 2,606           38,187
GSD Holding, Ltd. *                                      45,600           35,216
Ihlas Holding AS *                                       58,320           22,327
Konya Cimento Sanayii                                       708           36,919
Mardin Cimento Sanayii ve Ticaret                         7,075           37,593
NET Holding AS *                                         95,686           37,264
Nortel Networks Netas Telekomunikasyon AS                 1,796           36,453
Otokar Otobus Karoseri Sanayi AS *                        4,947           41,143
Sarkuysan Elektrolitik Bakir                             13,387           39,410
Tekstil Bankasi AS *                                     40,534           35,852
Turk Demir Dokum Fabrikalari AS                           3,402           29,641
Turk Ekonomi Bankasi AS                                   4,261           37,688
Ulker Gida Sanayi ve Ticaret AS                          24,000           62,733
Uzel Makina Sanayii AS *                                 20,846           42,105
Vestel Elektronik Sanayi AS *                            19,292           45,078
Yapi Kredi Sigorta AS *                                   9,491           37,901
Zorlu Enerji Elektrik Uretim AS *                        15,121           43,716
                                                                  --------------
                                                                       1,400,151
UNITED KINGDOM - 11.25%
Abacus Group PLC                                         13,889           43,280
Abbot Group PLC                                          27,144          142,879
Aberdeen Asset Management PLC                            87,431          267,947
AEA Technology PLC *                                     19,508           35,689
Aga Foodservice Group PLC                                21,893          156,110
Aggreko PLC                                              47,192          295,880
Alfred McAlpine PLC                                      11,530          108,111
Alizyme PLC *                                            22,479           47,119
Amstrad PLC                                              12,281           42,292
Anglo-Eastern Plantations                                 8,092           48,538
Anite Group PLC *                                        66,831           90,369
Arena Leisure PLC                                       107,875           79,748
Arla Foods UK PLC                                        51,444           52,473
Arriva PLC                                               20,459          252,715
Ashtead Group PLC                                        50,307          135,108
Autonomy Corp. PLC *                                     19,496          169,212
Aveva Group PLC                                           5,910           58,457
Avis Europe PLC *                                        71,985           85,550
Axis-Shield PLC *                                         6,528           38,882

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Axon Group PLC                                            6,620   $       57,612
Bespak PLC                                                3,566           41,045
Blacks Leisure Group PLC                                  8,616           64,824
Bloomsbury Publishing PLC                                13,378           78,305
Bodycote International                                  123,466          548,798
Bovis Homes Group PLC                                    20,891          362,248
BPP Holdings PLC                                          5,007           41,255
Braemar Seascope Group PLC                                5,361           42,140
Brewin Dolphin Holdings PLC                              48,637          149,966
Brit Insurance Holdings PLC                              60,059          339,461
BSS Group PLC                                            10,970           73,501
Burberry Group PLC                                       51,199          494,439
Burren Energy PLC                                        14,820          233,402
Capital & Regional PLC                                   11,844          262,897
Care UK PLC                                               9,522           97,124
Carillion PLC                                            44,876          307,395
Carpetright PLC                                           5,505          118,998
Charles Taylor Consulting PLC                             6,425           48,400
Chemring Group PLC                                       10,411          292,271
Chime Communications Plc                                 60,938           50,181
Chloride Group                                           45,330          109,864
Chrysalis Group PLC                                      21,622           49,369
Communisis PLC                                           31,511           44,821
Computacenter PLC                                        12,618           59,095
Cookson Group PLC                                        27,938          296,731
Costain Group PLC *                                      86,824           87,748
Countrywide PLC                                          28,470          279,070
Cranswick PLC                                             8,057          112,339
Crest Nicholson                                          20,276          205,676
Croda International                                      19,600          187,264
Dana Petroleum PLC *                                      9,954          221,131
Datamonitor PLC                                           5,458           41,677
Davis Service Group PLC                                  24,951          224,379
De La Rue PLC                                            24,672          264,121
Delta PLC                                                17,178           43,563
Detica Group PLC                                         24,675          139,696
Development Securities PLC                                8,899           98,264
Devro PLC                                                35,231           81,432
Diploma PLC                                               2,935           41,500
Domestic & General Group                                  4,773           85,086
Domino Printing Sciences                                 24,282          136,335
DS Smith PLC                                             71,346          205,633
DTZ Holdings PLC                                          7,566           92,607
Electrocomponents PLC                                    97,748          509,032
Elementis PLC                                            86,991          144,492
Ennstone PLC                                             44,663           39,705
Enodis PLC                                               37,756          122,952
Enterprise PLC                                            9,388           80,823
Entertainment Rights PLC *                               62,860           36,764
Erinaceous Group PLC                                     13,908           82,123
Euromoney Institutional Investor PLC                      7,086           60,772
European Motor Holdings PLC                              12,647          100,181

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Evolution Group PLC                                      47,411   $      123,781
Expro International Group                                13,879          173,125
F&C Asset Management PLC                                 60,938          231,804
Fenner PLC                                               21,742           81,993
Filtrona PLC                                             51,099          251,040
Findel PLC                                               12,673          134,245
First Choice Holidays PLC                                48,309          180,374
FKI PLC                                                  89,617          151,370
Forth Ports PLC                                           8,466          306,751
Fuller Smith & Turner                                     3,727           93,050
Galliford Try PLC                                        45,150          103,091
Go-Ahead Group PLC                                        5,758          212,942
Greene King PLC                                          26,500          447,853
Gyrus Group PLC *                                        21,670          147,220
Halfords Group PLC                                       22,110          138,830
Halma PLC                                                53,572          191,502
Hampson Industries PLC *                                 14,601           40,512
Headlam Group PLC                                        16,906          161,683
Helical Bar PLC                                          14,322          109,898
Helphire PLC                                             17,190          125,310
Henderson Group PLC                                     150,577          257,154
Henry Boot PLC                                            5,236           89,665
Highway Insurance Holdings PLC                           28,215           33,268
Hill & Smith Holdings PLC                                10,550           51,139
Hiscox PLC                                               67,190          285,451
Holidaybreak PLC                                          3,855           50,720
Homeserve PLC                                            33,099        1,030,170
Homestyle Group PLC *                                    38,466           84,770
Hunting PLC                                              12,510          104,188
Intec Telecom Systems PLC *                              38,573           29,418
Interserve PLC                                           18,083          121,836
Intertek Group PLC                                       21,026          306,940
Isotron PLC                                               3,478           42,343
ITE Group PLC                                            35,107           80,160
J.D. Wetherspoon PLC                                     21,465          205,183
James Fisher & Sons PLC                                   9,920           91,251
JJB Sports PLC                                           40,927          143,236
JKX Oil & Gas PLC                                        20,877          114,384
John Laing PLC                                           19,091          129,074
John Wood Group PLC                                     101,575          437,237
Johnson Service Group PLC                                 7,456           52,677
Keller Group PLC                                         21,691          271,586
Kensington Group PLC                                      6,762          104,787
Kier Group PLC                                            5,040          173,183
Kiln PLC                                                 34,221           59,243
Laird Group PLC                                          28,172          198,247
Laura Ashley Holdings PLC                               103,488           51,326
London Clubs International PLC *                         24,431           61,499
Lookers PLC                                              28,870           91,854
Low & Bonar PLC                                          25,560           55,132
Luminar PLC                                              11,233          119,306
M.J. Gleeson Group PLC                                   10,775           72,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Marshalls PLC                                            22,651   $      138,412
Marylebone Warwick Balfour Group PLC *                   22,899           91,285
Matalan PLC                                              42,519          148,410
Mcbride PLC                                              15,311           49,287
McCarthy & Stone PLC                                     12,692          254,640
Melrose Resources PLC                                     8,798           62,570
Metalrax Group PLC                                       22,036           27,426
MFI Furniture Group PLC *                               201,168          361,436
MICE Group PLC                                           48,380           34,407
Minerva PLC *                                            16,810           95,012
Misys PLC                                                59,049          250,036
Mitie Group                                              40,564          153,543
Morgan Crucible Company                                  39,661          217,301
Morgan Sindall PLC                                        3,466           75,052
Morse PLC                                                27,374           51,744
Mothercare PLC                                            6,090           38,182
Mouchel Parkman PLC                                      15,227          100,171
MyTravel Group PLC *                                     74,060          258,849
N Brown Group PLC                                        43,809          193,703
Northgate Information Solutions PLC                      63,384           96,087
Northgate PLC                                            10,250          194,807
NSB Retail Systems PLC *                                 75,768           38,996
Pendragon PLC                                            33,524          313,082
Premier Farnell PLC                                      63,770          216,021
Premier Foods PLC                                        30,500          151,696
Premier Oil PLC *                                        14,615          282,554
Protherics PLC *                                         51,506           87,721
Psion PLC                                                28,332           62,039
PZ Cussons PLC *                                         25,240           73,809
Rathbone Brothers                                        10,811          234,707
Redrow PLC                                               24,774          272,863
Regent Inns PLC *                                        26,754           36,803
Regus Group PLC *                                       127,837          254,207
Renishaw PLC                                              8,451          124,159
Rensburg Sheppards PLC                                    5,301           70,043
Restaurant Group PLC                                     43,039          193,319
RM PLC                                                   11,530           38,842
Robert Walters PLC                                       17,462           82,438
Robert Wiseman Dairies PLC                                6,778           55,213
Rotork PLC                                                8,580          123,325
Royalblue Group PLC                                       4,074           64,543
RPC Group PLC                                            19,953           97,839
RPS Group PLC                                            51,084          218,939
Sanctuary Group PLC *                                    41,903           14,704
Savills PLC                                              23,562          234,819
SDL PLC *                                                11,786           47,094
Senior PLC                                               74,731           77,624
Severfield-Rowen PLC                                      1,929           54,153
Shanks Group PLC                                         23,610           82,078
SIG PLC                                                  33,234          610,174
Skyepharma PLC *                                        127,236           58,342
Smiths News PLC *                                        32,271           72,627

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Soco International PLC *                                  8,946   $      249,134
Sondex PLC                                               15,395           79,811
Spectris PLC                                             18,161          214,302
Speedy Hire PLC                                           4,151           72,910
Spirax-Sarco Engineering PLC                             18,222          314,092
SSL International PLC                                    27,606          180,831
St. Modwen Properties PLC                                14,099          135,101
Stagecoach Group PLC                                     72,715          172,834
Stanley Leisure PLC                                      10,510          169,457
Surfcontrol PLC *                                         4,312           37,768
Taylor Nelson Sofres PLC                                 59,710          239,146
TDG PLC                                                   7,411           29,821
The Weir Group PLC                                       35,685          321,075
THUS Group PLC *                                         22,962           57,156
Topps Tiles PLC *                                        36,667          177,735
TT electronics PLC                                       25,513           93,946
UK Coal PLC *                                            25,532          100,347
Ultra Electronics Holdings                                8,853          174,139
Venture Production PLC *                                 14,570          201,651
Vernalis PLC *                                           60,104           75,367
Victrex PLC                                               6,505           96,361
Viridian Group PLC                                       14,126          283,146
VT Group PLC                                             22,913          207,339
W.S. Atkins PLC                                          13,042          213,333
Wellington Underwriting PLC                              59,963          102,404
WH Smith PLC                                             32,271          217,278
Whatman PLC                                              20,925          117,487
Wolfson Microelectronics PLC *                           11,274           98,958
Wolverhampton & Dudley Brew PLC                          13,553          365,258
Woolworths Group PLC                                    185,655          123,349
WSP Group PLC                                            10,892           97,644
Xaar PLC                                                  8,223           27,855
Xansa PLC                                                25,638           39,226
Yule Catto & Company PLC                                 50,811          208,972
                                                                  --------------
                                                                      31,076,933
UNITED STATES - 0.27%
Antrim Energy, Inc. *                                    17,800           63,047
Bow Valley Energy, Ltd. *                                 1,300            6,120
Celtic Exploration, Ltd. *                                1,900           21,637
Constellation Copper Corp. *                             18,000           25,825
Dalsa Corp. *                                             1,600           20,086
Genesis Land Development Corp. *                          5,200           23,314
Imagi International Holdings, Ltd. *                    170,000           51,055
Imaging Dynamics Company, Ltd. *                         12,600           36,946
Kirkland Lake Gold, Inc. *                                6,300           46,323
Quest Capital Corp.                                       4,400           11,047
Rally Energy Corp. *                                     19,600           52,726
Real Resources, Inc. *                                    6,500          111,267
Savanna Energy Services Corp. *                           3,200           52,511
SEMAFO, Inc. *                                           11,600           18,827
Silvercorp Metals, Inc. *                                 2,000           22,884

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Stratos Global Corp. *                                    6,300   $       16,948
Systems Xcellence, Inc. *                                 3,400           56,098
Tahera Diamond Corp. *                                   20,000           33,357
Tenke Mining Corp. *                                      5,200           49,146
Van Houtte, Inc.                                          1,989           29,393
                                                                  --------------
                                                                         748,557
                                                                  --------------
TOTAL COMMON STOCKS (Cost $203,995,421)                           $  198,894,604
                                                                  --------------
PREFERRED STOCKS - 0.13%

BRAZIL - 0.13%
Centrais Eletricas de Santa Catarina SA                  37,000           27,913
Confab Industrial SA                                     22,000           42,708
Klabin SA, ADR                                           39,000           82,885
NET Servicos de Comunicacao SA *                          5,313           47,760
Sadia SA, ADR                                            34,000           92,435
Suzano Bahia Sul Papel e Celulose SA *                   10,000           69,692
                                                                  --------------
                                                                         363,393
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $339,667)                            $      363,393
                                                                  --------------
RIGHTS - 0.01%

AUSTRALIA - 0.00%
Western Areas Rights                                      3,415              102

ITALY - 0.01%
IMMSI SpA                                                51,945            8,699

UNITED KINGDOM - 0.00%
Senior PLC                                               14,946            3,496
                                                                  --------------
TOTAL RIGHTS (Cost $8,611)                                        $       12,297
                                                                  --------------
SHORT TERM INVESTMENTS - 14.95%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   41,285,146   $   41,285,146
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $41,285,146)                                                $   41,285,146
                                                                  --------------
REPURCHASE AGREEMENTS - 0.88%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $2,426,799 on 10/02/2006,
   collateralized by $2,410,000 Federal Home
   Loan Mortgage Corp., 5.75% due 05/23/2011
   (valued at $2,476,275, including
   interest) (c)                                 $    2,426,000   $    2,426,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,426,000)                                                 $    2,426,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL
   COMPANY TRUST)
   (COST $248,054,845) - 87.99%                                   $  242,981,440
OTHER ASSETS IN EXCESS OF LIABILITIES -
   12.01%                                                             33,171,342
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  276,152,782
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Building Materials & Construction   5.76%
Banking                             3.56%
Food & Beverages                    3.43%
Paper                               2.97%
Electronics                         2.94%

INTERNATIONAL VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.58%

AUSTRALIA - 1.75%
National Australia Bank, Ltd. (a)                       656,044   $   17,964,917
Qantas Airways, Ltd., ADR                             2,484,607        7,248,708
                                                                  --------------
                                                                      25,213,625
BELGIUM - 2.01%
Agfa Gevaert NV (a)                                     613,778       14,561,128
Belgacom SA                                             366,810       14,304,975
                                                                  --------------
                                                                      28,866,103
CANADA - 1.26%
Domtar, Inc. * (a)                                    1,668,140        9,812,588
Quebecor World, Inc. (a)                                800,800        8,365,603
                                                                  --------------
                                                                      18,178,191
CAYMAN ISLANDS - 1.42%
ACE, Ltd.                                               219,152       11,994,189
XL Capital, Ltd., Class A (a)                           121,611        8,354,676
                                                                  --------------
                                                                      20,348,865
CHINA - 0.95%
China Telecom Corp., Ltd.                            37,744,427       13,660,774

DENMARK - 1.64%
Vestas Wind Systems AS * (a)                            883,424       23,596,048

FINLAND - 2.57%
Stora Enso Oyj, R Shares                              1,064,551       16,152,499
UPM-Kymmene Oyj                                         878,064       20,875,546
                                                                  --------------
                                                                      37,028,045
FRANCE - 8.44%
Arkema * (a)                                              6,623          312,649
AXA Group (a)                                           617,781       22,791,401
France Telecom SA (a)                                 1,381,696       31,727,303
Sanofi-Aventis (a)                                      283,553       25,253,027
Thomson SA * (a)                                      1,350,340       21,225,431
Total SA (a)                                            305,556       20,060,569
                                                                  --------------
                                                                     121,370,380
GERMANY - 5.59%
Bayerische Motoren Werke (BMW) AG                       266,176       14,263,788
Deutsche Post AG                                        639,141       16,784,527
E.ON AG (a)                                              56,457        6,695,432
Muenchener Rueckversicherungs-
   Gesellschaft AG                                      150,084       23,745,305
Siemens AG                                              216,311       18,880,310
                                                                  --------------
                                                                      80,369,362

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HONG KONG - 1.60%
Hutchison Whampoa, Ltd. (a)                           2,602,031   $   22,959,293

ISRAEL - 1.55%
Check Point Software Tech., Ltd., ADR * (a)           1,169,621       22,281,280

ITALY - 3.60%
Eni SpA (a)                                             683,757       20,272,279
Mediaset SpA (a)                                      1,654,856       17,792,706
UniCredito Italiano SpA (a)                           1,655,043       13,742,350
                                                                  --------------
                                                                      51,807,335
JAPAN - 4.88%
KDDI Corp. (a)                                            2,637       16,447,729
Konica Minolta Holdings, Inc. (a)                     1,521,538       20,398,925
Sony Corp. (a)                                          460,404       18,650,264
Takeda Pharmaceutical Company, Ltd. (a)                 234,316       14,634,821
                                                                  --------------
                                                                      70,131,739
NETHERLANDS - 6.99%
ING Groep NV                                            666,602       29,336,817
Koninklijke (Royal) Philips Electronics NV              545,165       19,137,236
Reed Elsevier NV (a)                                  1,977,034       32,982,379
Royal Dutch Shell PLC, B Shares                         562,026       19,070,234
                                                                  --------------
                                                                     100,526,666
NORWAY - 3.13%
Norske Skogindustrier ASA (a)                         1,152,508       17,370,755
Telenor ASA (a)                                       2,119,105       27,706,890
                                                                  --------------
                                                                      45,077,645
PORTUGAL - 0.44%
Portugal Telecom, SGPS, SA                              510,560        6,380,065

SINGAPORE - 2.34%
Flextronics International, Ltd. * (a)                   975,880       12,335,123
Venture Corp., Ltd. (a)                               2,682,311       21,309,659
                                                                  --------------
                                                                      33,644,782
SOUTH KOREA - 4.20%
Kookmin Bank, ADR                                       137,767       10,749,959
KT Corp., Sponsored ADR (a)                             323,078        6,936,485
Samsung Electronics Company, Ltd.                        42,542       29,850,880
SK Telecom Company, Ltd., ADR                           545,535       12,890,992
                                                                  --------------
                                                                      60,428,316
SPAIN - 5.19%
Banco Santander Central Hispano SA (a)                  494,535        7,823,581
Gamesa Corp. Tecno SA (a)                               839,771       18,409,699
Iberdrola SA                                            230,448       10,320,238
Repsol SA (a)                                           778,803       23,189,041
Telefonica SA (a)                                       858,017       14,880,122
                                                                  --------------
                                                                      74,622,681
SWEDEN - 0.84%
Securitas AB, B Shares (a)                              672,911        8,465,215
Securitas Direct AB, B Shares *                         672,911        1,472,211
Securitas Systems AB, B Shares *                        672,911        2,116,304
                                                                  --------------
                                                                      12,053,730

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND - 3.23%
Nestle SA                                                52,771   $   18,399,165
Swiss Re                                                261,101       19,981,900
UBS AG                                                  135,798        8,122,903
                                                                  --------------
                                                                      46,503,968
TAIWAN - 5.16%
Chunghwa Telecom Company, Ltd., ADR                   1,059,081       18,332,684
Compal Electronics, Inc., GDR                           445,422        1,959,857
Compal Electronics, Inc.                             11,849,854       10,490,240
Lite-On Technology Corp.                             12,818,668       15,821,213
Mega Financial Holding Company, Ltd.                 38,868,000       27,538,473
                                                                  --------------
                                                                      74,142,467
UNITED KINGDOM - 26.80%
Amvescap PLC                                            535,954        5,817,781
Aviva PLC                                               879,550       12,889,145
BAE Systems PLC                                         849,301        6,282,541
BBA Group PLC                                         1,994,780        9,940,001
Boots Group PLC                                       1,258,807       18,258,398
BP PLC                                                1,993,175       21,710,521
British Sky Broadcasting Group PLC                    2,804,443       28,657,683
Centrica PLC                                          3,071,320       18,695,806
Compass Group PLC                                     8,363,027       41,986,053
GlaxoSmithKline PLC                                     927,224       24,676,643
Group 4 Securicor PLC                                 4,505,690       14,251,147
HSBC Holdings PLC                                     1,421,410       25,924,061
Old Mutual PLC                                        5,369,500       16,832,572
Pearson PLC                                           1,110,461       15,805,358
Rentokil Initial PLC                                  4,688,638       12,855,416
Royal Bank of Scotland Group PLC                      1,027,941       35,379,504
Tesco PLC                                             1,724,810       11,621,056
Unilever PLC                                            718,800       17,717,224
Vodafone Group PLC *                                 13,578,528       31,067,291
William Morrison Supermarket PLC                      3,313,113       15,083,111
                                                                  --------------
                                                                     385,451,312
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,176,927,530)                         $1,374,642,672
                                                                  --------------
SHORT TERM INVESTMENTS - 19.67%
Dresdner Bank AG Euro Dollar Time Deposit
   5.34% due 10/02/2006                          $   43,005,000   $   43,005,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                              239,804,059      239,804,059
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $282,809,059)                                            $  282,809,059
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $31,010 on 10/02/2006,
   collateralized by $35,000 Federal Home
   Loan Mortgage Corp., 6.08% due 07/26/2013
   (valued at $35,525,  including
   interest) (c)                                 $       31,000   $       31,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $31,000)                                                    $       31,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE
   TRUST)
   (COST $1,459,767,589) - 115.25%                                $1,657,482,731
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (15.25)%                                                         (219,292,143)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,438,190,588
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Telecommunications Equipment & Services   12.37%
Insurance                                 10.15%
Electronics                                9.66%
Banking                                    5.96%
Food & Beverages                           5.43%

INVESTMENT QUALITY BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS - 23.28%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 5.40%
   1.875% due 07/15/2013 (a)                     $   10,356,715   $   10,088,496
   2.375% due 04/15/2011 (a)                         12,214,095       12,226,981
                                                                  --------------
                                                                      22,315,477
U.S. TREASURY BONDS - 7.74%
   6.25% due 08/15/2023 (a)                           6,500,000        7,548,125
   7.875% due 02/15/2021 (a)                          6,486,000        8,523,519
   8.125% due 08/15/2021 (a)                          2,402,000        3,236,320
   8.125% due 08/15/2019 (a)****                        665,000          876,969
   8.75% due 08/15/2020 (a)                           5,225,000        7,291,733
   8.875% due 08/15/2017 (a)                          3,300,000        4,458,353
                                                                  --------------
                                                                      31,935,019
U.S. TREASURY NOTES - 10.14%
   4.25% due 08/15/2013 (a)                          30,850,000       30,204,078
   6.50% due 02/15/2010 (a)                          11,000,000       11,641,093
                                                                  --------------
                                                                      41,845,171
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $92,564,049)                                                $   96,095,667
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.77%

FEDERAL HOME LOAN BANK - 0.63%
   5.80% due 09/02/2008                               2,595,000        2,626,628

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
(CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP. - 1.92%
   4.00% due 11/15/2019                          $      864,735   $      776,327
   5.75% due 03/15/2009                               4,000,000        4,076,894
   6.30% due 03/15/2023                                  40,147           40,225
   6.50% due 04/01/2029 to 08/01/2034                   222,980          227,527
   6.625% due 09/15/2009                              2,595,000        2,712,966
   7.50% due 06/01/2010 to 05/01/2028                    77,330           79,970
                                                                  --------------
                                                                       7,913,909
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 9.39%
   3.125% due 12/15/2007                              3,459,000        3,380,847
   4.682% due 05/01/2013                              1,380,614        1,349,015
   4.874% due 02/01/2013                              2,297,873        2,265,625
   5.00% due 03/01/2019 to 06/01/2019                11,139,850       10,962,279
   5.25% due 04/15/2007                               4,324,000        4,322,776
   5.636% due 12/01/2011                              1,442,986        1,470,437
   5.885% due 11/01/2011                              1,523,176        1,565,932
   6.048% due 03/01/2012 to 05/01/2012                1,805,872        1,869,003
   6.085% due 10/01/2011                                991,374        1,020,096
   6.28% due 04/01/2011                                 864,735          898,568
   6.34% due 01/01/2008                                 210,928          211,561
   6.43% due 01/01/2008                                 244,787          245,709
   6.44% due 02/01/2011                               3,012,781        3,139,522
   6.46% due 06/01/2009                               1,182,837        1,208,241
   6.50% due 02/01/2036                                 282,103          287,283
   6.625% due 09/15/2009                              4,324,000        4,525,213
   6.80% due 10/01/2007                                  25,473           25,557
   7.00% due 06/01/2029                                   3,709            3,825
                                                                  --------------
                                                                      38,751,489
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.70%
   6.00% due 08/15/2008 to 04/15/2035                   780,740          789,497
   6.50% due 07/15/2008 to 02/15/2035                   318,296          327,074
   7.00% due 11/15/2031 to 07/15/2033                 1,679,435        1,734,454
   8.00% due 07/15/2030 to 10/15/2030                    23,478           24,877
                                                                  --------------
                                                                       2,875,902
HOUSING & URBAN DEVELOPMENT - 0.13%
   7.498% due 08/01/2011                                519,000          552,722
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,744,927)                                                $   52,720,650
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.29%

MEXICO - 0.03%
Government of Mexico
   6.75% due 09/27/2034                                 120,000          127,380

SOUTH AFRICA - 0.12%
Republic of South Africa
   7.375% due 04/25/2012                                442,000          477,913

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

TRINIDAD AND TOBAGO - 0.14%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                          $      433,000   $      588,460
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,095,119)                                                 $    1,193,753
                                                                  --------------
CORPORATE BONDS - 44.03%

AEROSPACE - 0.22%
Argo-Tech Corp.
   9.25% due 06/01/2011                                  35,000           36,400
Northrop Grumman Corp.
   7.875% due 03/01/2026                                100,000          123,791
Raytheon Company
   4.85% due 01/15/2011                                 692,000          680,111
Sequa Corp.
   9.00% due 08/01/2009                                  44,000           46,695
                                                                  --------------
                                                                         886,997
AGRICULTURE - 0.51%
Archer-Daniels-Midland Company
   6.75% due 12/15/2027                                 865,000          965,548
Bunge Limited Finance Corp.
   5.10% due 07/15/2015                                 256,000          238,612
Case New Holland, Inc.
   9.25% due 08/01/2011                                  83,000           87,980
Monsanto Co.
   5.50% due 08/15/2025                                 865,000          830,454
                                                                  --------------
                                                                       2,122,594
AIR TRAVEL - 0.45%
American Airlines
   3.857% due 07/09/2010                                159,510          151,120
Continental Airlines, Inc., Series 974A
   6.90% due 01/02/2018                                 803,949          827,571
Continental Airlines, Inc., Series 981A
   6.648% due 09/15/2017                                639,189          650,375
Continental Airlines, Inc., Series ERJ1
   9.798% due 04/01/2021                                 19,310           20,420
Southwest Airlines Company
   5.25% due 10/01/2014 (a)                             221,000          215,645
                                                                  --------------
                                                                       1,865,131
ALUMINUM - 0.33%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                173,000          172,640
   6.45% due 03/15/2011                                 381,000          396,462
Alcoa, Inc.
   6.75% due 01/15/2028                                 692,000          776,248
                                                                  --------------
                                                                       1,345,350
AUTO PARTS - 0.03%
Tenneco Automotive, Inc., Series B
   10.25% due 07/15/2013                                  9,000            9,765
TRW Automotive, Inc.
   11.00% due 02/15/2013                                 18,000           19,620
United Rentals North America, Inc.
   6.50% due 02/15/2012                                  70,000           67,550

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AUTO PARTS (CONTINUED)
Visteon Corp.
   7.00% due 03/10/2014 (a)                      $       22,000   $       19,635
                                                                  --------------
                                                                         116,570
AUTO SERVICES - 0.01%
Hertz Corp., Class A
   8.875% due 01/01/2014                                 30,000           31,425
   10.50% due 01/01/2016 (a)                             20,000           22,000
                                                                  --------------
                                                                          53,425
AUTOMOBILES - 0.47%
AutoNation, Inc.
   7.00% due 04/15/2014                                   5,000            4,987
Chrysler Corp.
   7.45% due 02/01/2097                                 865,000          893,616
DaimlerChrysler N.A. Holding Corp.
   4.75% due 01/15/2008                                 995,000          985,150
Ford Motor Company
   7.45% due 07/16/2031 (a)                              65,000           50,213
General Motors Corp.
   8.375% due 07/15/2033 (a)                             26,000           22,490
                                                                  --------------
                                                                       1,956,456
BANKING - 5.35%
American Express Centurion Bank
   4.375% due 07/30/2009                                500,000          490,806
Bank of America Corp.
   4.375% due 12/01/2010                              1,514,000        1,471,322
   7.40% due 01/15/2011                               1,298,000        1,404,794
BB & T Corp.
   4.90% due 06/30/2017                                 593,000          562,536
Chase Manhattan Corp.
   7.00% due 11/15/2009                                 865,000          907,206
China Development Bank
   5.00% due 10/15/2015 (a)                             600,000          579,563
Citicorp
   6.375% due 11/15/2008                                519,000          531,611
First Massachusetts Bank NA
   7.625% due 06/15/2011                              1,000,000        1,092,781
First Republic Bank of San Francisco
   7.75% due 09/15/2012                                 714,000          787,023
First Union National Bank
   6.919% due 12/15/2036                                500,000          567,310
   7.80% due 08/18/2010                               1,500,000        1,630,185
Frost National Bank
   6.875% due 08/01/2011                                865,000          922,250
HBOS PLC
   6.00% due 11/01/2033                                 710,000          730,616
Huntington National Bank
   4.90% due 01/15/2014                                 500,000          479,351
National Australia Bank Ltd.
   8.60% due 05/19/2010                                 152,000          168,823
National City Corp.
   6.875% due 05/15/2019                                865,000          957,954
NBD Bancorp
   8.25% due 11/01/2024                               1,730,000        2,139,046
Regions Financial Corp.
   7.00% due 03/01/2011                                  83,000           88,566

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Republic New York Corp.
   9.50% due 04/15/2014                          $      865,000   $    1,068,984
Royal Bank of Scotland Group PLC
   6.40% due 04/01/2009                               2,379,000        2,465,151
RSHB Capital SA
   7.175% due 05/16/2013                                750,000          777,090
Sanwa Bank Ltd., New York Branch
   7.40% due 06/15/2011                                 450,000          486,133
Sovereign Bancorp, Inc.
   4.80% due 09/01/2010                                 195,000          190,924
VTB Capital SA
   6.25% due 07/02/2035                                 500,000          502,500
Wells Fargo Bank NA
   7.55% due 06/21/2010                               1,000,000        1,080,678
                                                                  --------------
                                                                      22,083,203
BROADCASTING - 1.04%
CanWest Media, Inc.
   8.00% due 09/15/2012                                  40,000           39,500
Comcast Cable Communications
   8.50% due 05/01/2027                               1,211,000        1,487,391
CSC Holdings, Inc.
   7.625% due 07/15/2018 (a)                             44,000           45,045
Liberty Media Corp.
   5.70% due 05/15/2013 (a)                              26,000           24,534
   7.75% due 07/15/2009                                   5,000            5,210
   7.875% due 07/15/2009                                 31,000           32,454
   8.25% due 02/01/2030 (a)                              18,000           17,967
News America Holdings, Inc.
   7.75% due 01/20/2024                                 822,000          909,075
Viacom, Inc.
   6.25% due 04/30/2016                                 857,000          849,481
   7.875% due 07/30/2030                                800,000          873,560
                                                                  --------------
                                                                       4,284,217
BUILDING MATERIALS & CONSTRUCTION - 0.58%
American Standard, Inc.
   7.375% due 02/01/2008                                390,000          397,439
Lowe's Companies, Inc.
   6.50% due 03/15/2029                                 952,000        1,041,931
SCL Terminal Aereo Santiago
   6.95% due 07/01/2012                                 952,214          972,115
                                                                  --------------
                                                                       2,411,485
BUSINESS SERVICES - 0.35%
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                   7,000            7,473
FedEx Corp., Series 981A
   6.72% due 01/15/2022                               1,010,780        1,087,296
GTECH Holdings Corp.
   4.75% due 10/15/2010                                 135,000          135,587
Invensys PLC
   9.875% due 03/15/2011 (a)                             31,000           33,480
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                                 62,000           64,170
   10.25% due 08/15/2015                                 26,000           26,780

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Xerox Corp.
   7.20% due 04/01/2016                          $      100,000   $      105,000
                                                                  --------------
                                                                       1,459,786
CABLE AND TELEVISION - 1.00%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012 (a)                              87,000           88,087
Charter Communications Holdings I LLC
   11.00% due 10/01/2015                                 25,000           22,750
Cox Communications, Inc.
   7.125% due 10/01/2012                                532,000          566,966
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                411,000          403,277
Echostar DBS Corp.
   6.375% due 10/01/2011                                 44,000           42,845
LIN Television Corp., Series B
   6.50% due 05/15/2013                                  18,000           16,785
Mediacom Broadband LLC
   8.50% due 10/15/2015                                  30,000           29,813
   8.50% due 10/15/2015                                  48,000           47,700
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                  26,000           26,585
Quebecor Media, Inc.
   7.75% due 03/15/2016                                  55,000           55,069
Rogers Cable, Inc.
   6.25% due 06/15/2013                                  70,000           69,125
Shaw Communications, Inc.
   8.25% due 04/11/2010                                  31,000           32,705
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                  39,000           39,536
TCI Communications, Inc.
   8.75% due 08/01/2015                                 692,000          819,429
Time Warner, Inc.
   7.25% due 10/15/2017                                 390,000          420,964
   7.70% due 05/01/2032                               1,298,000        1,449,526
                                                                  --------------
                                                                       4,131,162
CELLULAR COMMUNICATIONS - 0.76%
American Cellular Corp.
   10.00% due 08/01/2011                                 44,000           46,090
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                606,000          663,627
   8.75% due 03/01/2031                                 433,000          553,547
Cingular Wireless LLC
   7.125% due 12/15/2031                                433,000          473,924
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                364,000          409,711
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011 (a)                             35,000           36,356
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                178,000          201,140
Vodafone Group PLC
   7.75% due 02/15/2010                                 714,000          765,618
                                                                  --------------
                                                                       3,150,013
CHEMICALS - 0.44%
Agrium Inc.
   7.125% due 05/23/2036                                750,000          795,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Dow Chemical Company
   5.75% due 12/15/2008 (a)                      $      346,000   $      349,984
   6.00% due 10/01/2012                                 346,000          357,752
Equistar Chemicals LP
   10.625% due 05/01/2011                                52,000           55,770
Georgia Gulf Corp.
   9.50% due 10/15/2014                                  75,000           74,478
IMC Global, Inc.
   7.30% due 01/15/2028                                  22,000           19,553
IMC Global, Inc., Series B
   11.25% due 06/01/2011                                 26,000           27,462
Lyondell Chemicals Company
   8.00% due 09/15/2014                                  55,000           55,687
Methanex Corp.
   8.75% due 08/15/2012                                  26,000           28,145
Millennium America, Inc.
   9.25% due 06/15/2008                                  31,000           32,007
Nalco Company
   7.75% due 11/15/2011                                  31,000           31,620
                                                                  --------------
                                                                       1,827,628
COAL - 0.00%
Massey Energy Company
   6.625% due 11/15/2010                                 18,000           17,550

CONTAINERS & GLASS - 0.04%
Crown Americas LLC
   7.625% due 11/15/2013                                 15,000           15,187
   7.75% due 11/15/2015                                  15,000           15,188
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                 109,000          111,725
                                                                  --------------
                                                                         142,100
CRUDE PETROLEUM & NATURAL GAS - 0.20%
Burlington Resources Finance Company
   7.40% due 12/01/2031 (a)                             541,000          656,410
Chesapeake Energy Corp.
   6.50% due 08/15/2017                                  65,000           60,937
   6.625% due 01/15/2016                                 18,000           17,370
   6.875% due 01/15/2016                                  5,000            4,888
   7.50% due 09/15/2013                                  22,000           22,330
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                 35,000           35,175
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                                  31,000           31,845
                                                                  --------------
                                                                         828,955
DOMESTIC OIL - 0.64%
Delta Petroleum Corp.
   7.00% due 04/01/2015                                  35,000           32,200
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                995,000        1,058,880
Exco Resources, Inc.
   7.25% due 01/15/2011                                  26,000           25,415
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                  17,000           17,978
Motiva Enterprises LLC
   5.20% due 09/15/2012                                 952,000          943,363

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Range Resources Corp.
   6.375% due 03/15/2015                         $        5,000   $        4,750
Valero Energy Corp.
   8.75% due 06/15/2030                                 403,000          512,376
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                  22,000           21,450
   7.25% due 05/01/2013                                  22,000           21,560
                                                                  --------------
                                                                       2,637,972
DRUGS & HEALTH CARE - 0.07%
Allegiance Corp.
   7.00% due 10/15/2026                                  87,000           92,640
Biovail Corp.
   7.875% due 04/01/2010                                 65,000           65,000
Rite Aid Corp.
   8.125% due 05/01/2010                                117,000          117,293
                                                                  --------------
                                                                         274,933
ELECTRICAL EQUIPMENT - 0.26%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                 563,000          554,528
Nisource Finance Corp.
   3.20% due 11/01/2006                                 519,000          518,055
                                                                  --------------
                                                                       1,072,583
ELECTRICAL UTILITIES - 3.52%
AES Corp.
   9.00% due 05/15/2015                                  96,000          103,440
Alabama Power Company
   5.875% due 12/01/2022                                407,000          413,731
Aquila, Inc.
   14.875% due 07/01/2012                                30,000           39,375
Arizona Public Service Company
   6.375% due 10/15/2011                                865,000          890,243
Avista Corp.
   9.75% due 06/01/2008                                 113,000          119,611
Carolina Power & Light Company
   6.50% due 07/15/2012                               1,254,000        1,319,106
CMS Energy Corp.
   8.50% due 04/15/2011                                  26,000           28,080
Commonwealth Edison Company
   6.15% due 03/15/2012                                 273,000          279,968
Duke Energy Corp.
   5.375% due 01/01/2009                                865,000          866,333
Edison Mission Energy
   7.75% due 06/15/2016                                  30,000           30,375
Georgia Power Company
   5.25% due 12/15/2015                                 250,000          248,128
Midwest Generation LLC
   8.75% due 05/01/2034                                  39,000           41,632
Nevada Power Company
   9.00% due 08/15/2013                                  20,000           21,822
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                                 476,000          457,983
Northern States Power Co.
   6.50% due 03/01/2028                                 433,000          470,086
NSTAR
   8.00% due 02/15/2010                               1,730,000        1,869,317

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Ohio Edison Company
   4.00% due 05/01/2008                          $    1,038,000   $    1,016,165
Old Dominion Electric Coop.
   6.25% due 06/01/2011                                 904,000          942,746
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                532,000          548,941
Pacificorp
   6.375% due 05/15/2008                                865,000          878,300
Pacificorp Australia LLC
   6.15% due 01/15/2008                                 714,000          720,785
PSEG Power LLC
   8.625% due 04/15/2031                                511,000          662,562
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                                 346,000          382,922
Reliant Energy, Inc.
   6.75% due 12/15/2014                                  71,000           67,539
Southern California Edison Company
   6.00% due 01/15/2034                                 649,000          663,372
TXU Corp., Series O
   4.80% due 11/15/2009                                 476,000          463,945
TXU Corp., Series P
   5.55% due 11/15/2014 (a)                             109,000          102,981
Wisconsin Electric Power Company
   6.50% due 06/01/2028                                 606,000          658,191
Wisconsin Energy Corp.
   6.20% due 04/01/2033                                 217,000          221,385
                                                                  --------------
                                                                      14,529,064
ELECTRONICS - 0.15%
Avnet Inc.
   6.625% due 09/15/2016                                600,000          610,666
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                 25,000           24,313
                                                                  --------------
                                                                         634,979
ENERGY - 0.49%
Aquila, Inc.
   9.95 due 02/01/2011                                   70,000           76,780
Midamerican Funding LLC
   6.75% due 03/01/2011                                 865,000          912,685
Mirant North America LLC
   7.375% due 12/31/2013                                 65,000           65,081
NRG Energy, Inc.
   7.25% due 02/01/2014                                  35,000           34,738
   7.375% due 02/01/2016                                 80,000           79,500
Peabody Energy Corp.
   6.875% due 03/15/2013                                 74,000           72,890
PPL Energy Supply LLC
   6.20% due 05/15/2016                                 750,000          774,995
TECO Energy, Inc.
   6.75% due 05/01/2015                                  13,000           13,325
   7.00% due 05/01/2012                                   5,000            5,175
                                                                  --------------
                                                                       2,035,169
FINANCIAL SERVICES - 8.10%
Aiful Corp.
   5.00% due 08/10/2010                                 645,000          627,179

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
American Financial Group, Inc.
   7.125% due 04/15/2009                         $      295,000   $      306,137
American General Finance Corp.
   5.375% due 10/01/2012                                346,000          344,852
Amerus Capital I
   8.85% due 02/01/2027                                 649,000          681,311
Arch Western Finance LLC
   6.75% due 07/01/2013                                  49,000           47,040
Associates Corp. of North America
   8.55% due 07/15/2009                                 519,000          563,868
Beneficial Corp.
   8.40% due 05/15/2008                                 303,000          317,658
BTM (Curacao) Holdings NV
   4.76% due 07/21/2015 (b)                             480,000          468,932
CIT Group, Inc.
   5.60% due 04/27/2011                                 750,000          757,028
Citigroup, Inc.
   4.875% due 05/07/2015 (a)                          1,989,000        1,914,655
Credit Suisse First Boston USA, Inc.
   6.125% due 11/15/2011                              1,125,000        1,166,781
E*Trade Financial Corp.
   7.375% due 09/15/2013                                 13,000           13,293
   8.00% due 06/15/2011                                  22,000           22,770
Equitable Companies, Inc.
   7.00% due 04/01/2028                                 865,000          961,976
Erac USA Finance Company
   8.00% due 01/15/2011                               1,816,000        1,987,458
Farmers Exchange Capital
   7.05% due 07/15/2028                                 425,000          435,601
Ford Motor Credit Company
   6.625% due 06/16/2008                                 40,000           39,395
   7.00% due 10/01/2013 (a)                              44,000           40,825
General Electric Capital Corp.
   6.125% due 02/22/2011                                433,000          449,246
   6.75% due 03/15/2032                               2,141,000        2,447,249
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                865,000          860,417
   8.00% due 11/01/2031 (a)                             100,000          104,558
Goldman Sachs Group, Inc.
   6.125% due 02/15/2033 (a)                            826,000          822,839
   6.875% due 01/15/2011                                692,000          733,431
Hartford Financial Services Group, Inc.
   5.95% due 10/15/2036                                 195,000          187,980
   7.90% due 06/15/2010                                 173,000          187,265
Household Finance Corp.
   6.375% due 11/27/2012                                705,000          739,618
   7.00% due 05/15/2012                                 852,000          921,197
International Lease Finance Corp.
   5.75% due 10/15/2006                                 606,000          606,019
John Deere Capital Corp.
   7.00% due 03/15/2012                                 346,000          373,452
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                                433,000          415,060
JSG Funding PLC
   9.625% due 10/01/2012                                 18,000           18,990

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc.
   4.375% due 11/30/2010 (a)                     $      433,000   $      419,318
Manufacturers & Traders Trust Co.
   5.585% due 12/28/2020 (b)                          1,411,000        1,408,047
Mizuho Financial Group, Cayman
   5.79% due 04/15/2014                                 779,000          787,417
Morgan Stanley
   4.75% due 04/01/2014 (a)                             649,000          617,186
   6.75% due 04/15/2011                                 684,000          723,149
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                 865,000          918,464
Nationwide Financial Services, Inc.
   6.25% due 11/15/2011                                 614,000          637,620
Pemex Finance, Ltd.
   8.875% due 11/15/2010                                563,000          605,872
Sun Canada Financial Company
   7.25% due 12/15/2015                               1,471,000        1,602,318
Sunamerica, Inc.
   8.125% due 04/28/2023                                865,000        1,078,439
TIAA Global Markets
   4.125% due 11/15/2007                                640,000          632,299
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                                 714,000          764,128
United States Bancorp Oregon
   7.50% due 06/01/2026                               2,399,000        2,868,285
Westfield Group
   5.40% due 10/01/2012                                 800,000          798,958
                                                                  --------------
                                                                      33,425,580
FOOD & BEVERAGES - 1.06%
Cia Brasileira de Bebidas
   8.75% due 09/15/2013                               1,254,000        1,445,235
Constellation Brands, Inc.
   7.25% due 09/01/2016                                  35,000           35,394
General Mills, Inc.
   6.00% due 02/15/2012                                 237,000          244,056
Kraft Foods, Inc.
   5.625% due 11/01/2011                                390,000          394,035
   6.50% due 11/01/2031                               1,064,000        1,148,425
Molson Coors Capital Financial
   4.85% due 09/22/2010                                 113,000          111,040
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                 433,000          498,273
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                 463,000          479,653
                                                                  --------------
                                                                       4,356,111
FOREST PRODUCTS - 0.24%
Weyerhaeuser Company
   6.75% due 03/15/2012                                 692,000          723,231
   7.95% due 03/15/2025                                 260,000          282,387
                                                                  --------------
                                                                       1,005,618
FUNERAL SERVICES - 0.02%
Service Corp. International
   6.75% due 04/01/2016                                   5,000            4,794
   7.00% due 06/15/2017                                  25,000           23,937
   7.375% due 10/01/2014                                 20,000           20,125

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FUNERAL SERVICES (CONTINUED)
Service Corp. International (continued)
   7.625% due 10/01/2018                         $       20,000   $       20,125
                                                                  --------------
                                                                          68,981
GAS & PIPELINE UTILITIES - 0.85%
Colorado Interstate Gas Company
   5.95% due 03/15/2015                                   5,000            4,782
Duke Energy Field Services
   5.75% due 11/15/2006                                 217,000          217,039
Dynegy Holdings, Inc.
   8.375% due 05/01/2016                                 50,000           50,875
El Paso Production Holding Company
   7.75% due 06/01/2013                                  35,000           35,787
Kinder Morgan Energy Partners LP
   7.125% due 03/15/2012                                692,000          733,584
National Gas Company
   6.05% due 01/15/2036                                 885,000          847,979
Northern Border Partners, LP
   7.10% due 03/15/2011                                 865,000          918,944
Praxair, Inc.
   6.50% due 03/01/2008                                 524,000          532,767
Tennessee Gas Pipeline Company
   8.375% due 06/15/2032                                 35,000           40,159
Williams Companies, Inc.
   7.125% due 09/01/2011                                 87,000           89,175
   7.625% due 07/15/2019                                  5,000            5,200
   7.875% due 09/01/2021                                  9,000            9,405
   8.125% due 03/15/2012                                 34,000           36,295
                                                                  --------------
                                                                       3,521,991
HEALTHCARE PRODUCTS - 0.02%
CDRV Investors, Inc.
   zero coupon, Step up to 9.625% on
   01/01/2010 due 01/01/2015                             87,000           64,380

HEALTHCARE SERVICES - 0.16%
DaVita, Inc.
   6.625% due 03/15/2013                                 13,000           12,691
   7.25% due 03/15/2015                                  13,000           12,773
Insight Health Services Corp.
   9.174% due 11/01/2011                                 25,000           21,156
WellPoint, Inc.
   5.00% due 01/15/2011                                 605,000          596,945
                                                                  --------------
                                                                         643,565
HOMEBUILDERS - 0.69%
Centex Corp.
   7.875% due 02/01/2011                                865,000          934,399
D.R. Horton, Inc.
   6.50% due 04/15/2016 (a)                             375,000          367,962
   7.875% due 08/15/2011                                500,000          534,001
   9.75% due 09/15/2010 (a)                              91,000           99,984
KB Home
   6.25% due 06/15/2015 (a)                              35,000           32,188
   6.375% due 08/15/2011                                  5,000            4,831
Pulte Homes, Inc.
   8.125% due 03/01/2011                                805,000          875,355
                                                                  --------------
                                                                       2,848,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS - 0.25%
Aztar Corp.
   9.00% due 08/15/2011                          $       26,000   $       27,203
Marriott International, Inc.
   4.625% due 06/15/2012                                822,000          781,454
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                156,000          164,580
Riviera Holdings Corp.
   11.00% due 06/15/2010                                 65,000           68,575
                                                                  --------------
                                                                       1,041,812
HOUSEHOLD PRODUCTS - 0.27%
Procter & Gamble, Series A
   9.36% due 01/01/2021                                 886,158        1,116,736
INDUSTRIALS - 0.01%
Dynegy Holdings, Inc.
   7.125% due 05/15/2018                                 35,000           32,025
Goodman Global Holding Company, Inc.
   7.875% due 12/15/2012                                  5,000            4,763
                                                                  --------------
                                                                          36,788
INSURANCE - 5.43%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                              1,479,000        1,504,499
ACE Capital Trust II
   9.70% due 04/01/2030                                 627,000          836,431
Aetna Inc.
   6.00% due 06/15/2016                                 750,000          771,341
Allied World Assurance Holdings Ltd.
   7.50% due 08/01/2016                                 485,000          513,641
Allstate Corp.
   5.55% due 05/09/2035                                 606,000          571,876
Cigna Corp.
   7.875% due 05/15/2027                                 74,000           86,711
Citizens Property Insurance Corp.
   7.125% due 02/25/2019                              3,217,000        3,627,991
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                                 700,000          699,850
Equitable Life Assurance Society
   7.70% due 12/01/2015                                 680,000          779,945
Everest Reinsurance Holdings, Inc.
   8.75% due 03/15/2010                                 596,000          653,472
Fidelity National Title Group, Inc.
   7.30% due 08/15/2011                                 519,000          546,011
Jackson National Life Insurance Company
   8.15% due 03/15/2027                               1,298,000        1,589,716
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                              1,471,000        1,505,521
MetLife, Inc.
   5.70% due 06/15/2035                                 692,000          672,421
Metropolitan Life Global Mountain
   4.25% due 07/30/2009                                 500,000          487,779
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                                 865,000        1,051,177
Navigators Group, Inc.
   7.00% due 05/01/2016                                 204,000          208,401
New York Life Insurance Company
   5.875% due 05/15/2033                                265,000          270,927

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Ohio National Life Insurance Company
   8.50% due 05/15/2026                          $      995,000   $    1,177,097
Premium Asset Trust
   4.125% due 03/12/2009                                563,000          531,853
Principal Life Global Funding I
   6.125% due 10/15/2033                                697,000          723,821
Prudential Financial
   7.65% due 07/01/2007                                 650,000          661,851
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                                 865,000          901,137
Safeco Corp.
   4.875% due 02/01/2010                                368,000          364,188
   7.25% due 09/01/2012                                 116,000          127,006
The St. Paul Companies, Inc.
   5.50% due 12/01/2015                                 135,000          133,253
   5.75% due 03/15/2007                                 368,000          368,698
W.R. Berkley Corp.
   5.125% due 09/30/2010                                346,000          342,983
   5.60% due 05/15/2015                                 727,000          713,824
                                                                  --------------
                                                                      22,423,421
INTERNATIONAL OIL - 0.45%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                 238,000          242,062
Canadian Oil Sands
   7.90% due 09/01/2021                                 865,000        1,017,270
Kerr-McGee Corp.
   7.125% due 10/15/2027                                 35,000           37,630
Newfield Exploration Co.
   6.625% due 04/15/2016                                 25,000           24,313
Pemex Project Funding Master Trust
   9.125% due 10/13/2010 (a)                            450,000          503,775
Pioneer Natural Resources Company
   6.875% due 05/01/2018                                 35,000           34,771
                                                                  --------------
                                                                       1,859,821
LEISURE TIME - 0.27%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                                 40,000           43,600
Harrah's Operating Company, Inc.
   6.50% due 06/01/2016                                 700,000          686,202
Majestic Star Casino LLC
   9.75% due 01/15/2011                                  35,000           34,081
Mandalay Resort Group
   10.25% due 08/01/2007                                 48,000           49,560
MGM Mirage, Inc.
   6.00% due 10/01/2009                                 135,000          133,313
Movie Gallery, Inc.
   11.00% due 05/01/2012 (a)                             18,000           11,520
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                  25,000           25,125
OED Corp./ Diamond Jo
   8.75% due 04/15/2012                                  10,000           10,000
Station Casinos, Inc.
   6.00% due 04/01/2012                                  35,000           33,775
   6.875% due 03/01/2016                                 14,000           13,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Wynn Las Vegas LLC
   6.625% due 12/01/2014                         $       61,000   $       59,170
                                                                  --------------
                                                                       1,099,471
LIFE SCIENCES - 0.01%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                 31,000           30,767
   6.75% due 08/15/2014                                   9,000            9,158
                                                                  --------------
                                                                          39,925
MANUFACTURING - 0.51%
Siemens Financierings NV
   5.75% due 10/17/2016                                 975,000          989,602
Tyco International Group SA
   6.75% due 02/15/2011                               1,050,000        1,108,955
                                                                  --------------
                                                                       2,098,557
MEDICAL-HOSPITALS - 0.18%
HCA, Inc.
   6.375% due 01/15/2015                                 15,000           12,113
   7.875% due 02/01/2011                                130,000          124,312
Quest Diagnostics, Inc.
   5.45% due 11/01/2015                                 450,000          439,605
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                  15,000           13,106
   9.875% due 07/01/2014                                120,000          119,550
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                  31,000           30,690
                                                                  --------------
                                                                         739,376
METAL & METAL PRODUCTS - 0.06%
FastenTech, Inc.
   11.50% due 05/01/2011                                 25,000           25,750
Inco, Ltd.
   5.70% due 10/15/2015                                 217,000          209,142
Novelis, Inc.
   7.25% due 02/15/2015                                  22,000           20,900
                                                                  --------------
                                                                         255,792
MINING - 0.16%
Corporacion Nacional Del Cobre de Chile -
   CODELCO
   6.375% due 11/30/2012                                615,000          641,453
NEWSPAPERS - 0.20%
News America Holdings, Inc.
   9.25% due 02/01/2013                                 701,000          828,741
OFFICE FURNISHINGS & SUPPLIES - 0.01%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                  35,000           35,963
PAPER - 0.21%
Bowater Canada Finance Corp.
   7.95% due 11/15/2011 (a)                              74,000           70,670
Georgia-Pacific Corp.
   8.00% due 01/15/2024                                  18,000           17,730
Temple-Inland, Inc.
   6.625% due 01/15/2018                                500,000          522,862

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Willamette Industries, Inc.
   7.00% due 02/01/2018                          $      260,000   $      273,685
                                                                  --------------
                                                                         884,947
PETROLEUM SERVICES - 0.52%
Baker Hughes, Inc.
   6.875% due 01/15/2029 (a)                            173,000          196,309
Halliburton Company
   5.50% due 10/15/2010                                 593,000          596,601
Hornbeck Offshore Services, Inc.
   6.125% due 12/01/2014                                 22,000           20,543
Noram Energy Corp.
   6.50% due 02/01/2008                                 887,000          897,319
Petroleum Export, Ltd.
   5.265% due 06/15/2011                                414,250          407,950
Pride International, Inc.
   7.375% due 07/15/2014                                 35,000           36,050
                                                                  --------------
                                                                       2,154,772
PHARMACEUTICALS - 0.40%
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                                  22,000           21,918
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                   5,000            4,944
   6.375% due 08/15/2015                                 26,000           25,187
Omnicare, Inc.
   6.75% due 12/15/2013                                  20,000           19,450
   6.875% due 12/15/2015                                 30,000           29,137
Schering Plough Corp.
   5.55% due 12/01/2013                                 545,000          546,774
   6.75% due 12/01/2033 (b)                             926,000        1,020,269
                                                                  --------------
                                                                       1,667,679
PUBLISHING - 0.19%
Dex Media East LLC
   12.125% due 11/15/2012                                26,000           29,023
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                          48,000           40,440
   8.00% due 11/15/2013                                  55,000           54,587
E.W. Scripps Company
   6.625% due 10/15/2007                                433,000          435,196
Scholastic Corp.
   5.00% due 04/15/2013                                 230,000          205,287
                                                                  --------------
                                                                         764,533
RAILROADS & EQUIPMENT - 0.13%
Canadian National Railway Company
   7.375% due 10/15/2031                                433,000          527,335
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                                 18,000           18,270
                                                                  --------------
                                                                         545,605
REAL ESTATE - 3.31%
AMB Property LP, REIT
   5.45% due 12/01/2010                                 255,000          257,233
   7.50% due 06/30/2018                                 364,000          406,063
Archstone-Smith Trust, REIT
   5.75% due 03/15/2016                                 925,000          932,159

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
AvalonBay Communities Inc., REIT
   5.50% due 01/15/2012                          $      800,000   $      804,130
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                                822,000          813,587
Duke Realty Corp. LP, REIT
   5.25% due 01/15/2010                                 480,000          477,594
ERP Operating LP, REIT
   5.125% due 03/15/2016                                649,000          626,937
   5.375% due 08/01/2016                                425,000          418,091
Health Care Property Investors, Inc., REIT
   7.072 due 06/08/2015 (b)                             433,000          455,326
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                              1,298,000        1,411,353
Host Marriott LP, REIT
   9.50% due 01/15/2007                                 104,000          104,910
Kimco Realty Corp. - REIT
   5.584% due 11/23/2015                                410,000          407,847
Liberty Property LP, REIT
   7.25% due 03/15/2011                               1,298,000        1,382,802
Prologis, REIT
   5.625% due 11/15/2015                                600,000          595,265
Realty Income Corp., REIT
   5.375% due 09/15/2017                                390,000          376,997
Reckson Operating Partnership, REIT
   6.00% due 03/31/2016                                 725,000          731,495
Regency Centers LP, REIT
   7.95% due 01/15/2011                                 606,000          661,083
Rouse Company LP, REIT
   6.75% due 05/01/2013                                  40,000           39,974
Simon Property Group LP, REIT
   5.10% due 06/15/2015                                 346,000          333,274
   5.75% due 12/01/2015                                 600,000          604,813
Spieker Properties LP, REIT
   7.25% due 05/01/2009                                 390,000          409,179
United Dominion Realty Trust, Inc., REIT
   5.25% due 01/15/2016 (a)                             433,000          417,893
   6.05% due 06/01/2013                                 950,000          964,962
Ventas Realty LP, REIT
   6.625% due 10/15/2014                                  5,000            5,012
   6.75% due 06/01/2010                                  13,000           13,227
Ventas Realty LP/Capital Corp. REIT
   7.125% due 06/01/2015                                 22,000           22,632
                                                                  --------------
                                                                      13,673,838
RETAIL - 0.16%
CVS Corp.
   6.125% due 08/15/2016                                650,000          664,792

RETAIL GROCERY - 0.19%
Delhaize America, Inc.
   9.00% due 04/15/2031                                  13,000           15,228
Kroger Co.
   6.75% due 04/15/2012                                 671,000          705,330
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                  57,000           55,147
                                                                  --------------
                                                                         775,705

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE - 0.44%
Federated Department Stores, Inc.
   6.90% due 04/01/2029                          $      519,000   $      529,753
Lazy Days RV Center, Inc.
   11.75% due 05/15/2012                                 59,000           56,640
Neff Corp.
   11.25% due 06/15/2012                                 35,000           37,800
Target Corp.
   6.35% due 01/15/2011                                 433,000          452,318
Wal-Mart Stores, Inc.
   4.125% due 02/15/2011                                757,000          728,761
                                                                  --------------
                                                                       1,805,272
SANITARY SERVICES - 0.04%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                 148,000          155,030

SEMICONDUCTORS - 0.01%
MagnaChip Semiconductor SA
   6.875% due 12/15/2011                                 18,000           14,400
   8.00% due 12/15/2014                                  22,000           13,365
                                                                  --------------
                                                                          27,765
STEEL - 0.02%
International Steel Group, Inc.
   6.50% due 04/15/2014                                  30,000           29,625
United States Steel LLC
   10.75% due 08/01/2008                                 61,000           65,956
                                                                  --------------
                                                                          95,581
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.77%
Bellsouth Corp.
   4.75% due 11/15/2012 (a)                             973,000          928,248
Citizens Communications Company
   9.25% due 05/15/2011                                  83,000           91,508
France Telecom SA
   7.75% due 03/01/2011                                 908,000          994,783
GCI, Inc.
   7.25% due 02/15/2014                                  65,000           62,888
Insight Midwest LP
   10.50% due 11/01/2010                                 83,000           86,112
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                                  31,000           31,542
Intelsat Bermuda Ltd.
   9.25% due 06/15/2016                                  45,000           47,306
Intelsat Subsidiary Holding Co., Ltd.
   8.25% due 01/15/2013                                  18,000           18,225
   8.63% due 01/15/2015                                  18,000           18,405
PanAmSat Corp.
   9.00% due 08/15/2014                                  12,000           12,390
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                                692,000          823,214
Syniverse Technologies Inc., Series B
   7.75% due 08/15/2013                                  44,000           42,130
United States West Communications, Inc.
   6.875% due 09/15/2033 (a)                             22,000           20,075
                                                                  --------------
                                                                       3,176,826

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELEPHONE - 1.51%
Alltel Corp.
   7.875% due 07/01/2032                         $      260,000   $      293,848
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                                 952,000          972,600
AT&T Corp.
   7.3 due 11/15/2011 (b)                                62,000           67,201
   8.00% due 11/15/2031 (b)                              18,000           22,001
British Telecommunications PLC
   zero coupon, Step up to 8.625% on
      12/15/2006 due 12/15/2010 (b)                     519,000          581,614
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                  87,000           87,000
Sprint Capital Corp.
   6.875% due 11/15/2028                              1,298,000        1,315,472
Telecom Italia Capital SA
   6.00% due 09/30/2034                               1,341,000        1,198,932
Telefonica Emisones SAU
   7.045% due 06/20/2036                                575,000          606,813
Verizon Communications, Inc.
   8.75% due 11/01/2021                                 865,000        1,047,088
Windstream Corp.
   8.125% due 08/01/2013                                 10,000           10,612
   8.625% due 08/01/2016                                 25,000           26,750
                                                                  --------------
                                                                       6,229,931
TOBACCO - 0.27%
Alliance One International, Inc.
   11.00% due 05/15/2012                                 18,000           18,360
Altria Group, Inc.
   7.00% due 11/04/2013                                 926,000        1,009,640
Reynolds American, Inc.
   7.25% due 06/01/2013                                  30,000           30,871
   7.30% due 07/15/2015                                  44,000           44,984
                                                                  --------------
                                                                       1,103,855
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $175,690,073)                         $  181,746,255
                                                                  --------------
MUNICIPAL BONDS - 1.48%

ARIZONA - 0.22%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                                 875,000          892,631

CALIFORNIA - 0.50%
San Bernardino County California, Series A
   5.15% due 08/01/2011                                 795,000          794,269
Southern California Public Power Authority
   Project, Series B
   6.93% due 05/15/2017                               1,125,000        1,283,276
                                                                  --------------
                                                                       2,077,545

FLORIDA - 0.25%
Miami Beach Florida Redevelopment Agency Tax
   Increment Revenue
   8.95% due 12/01/2022                                 865,000        1,018,936

INDIANA - 0.03%
Indiana Bond Bank Revenue
   5.02% due 01/15/2016                                 120,000          117,380

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
MUNICIPAL BONDS (CONTINUED)

MARYLAND - 0.07%
Maryland State Transportation Authority,
   Ltd.
   5.84% due 07/01/2011                          $      260,000   $      269,118

MICHIGAN - 0.28%
Detroit Michigan Downtown Development
   Authority
   6.20% due 07/01/2008                               1,155,000        1,176,356

NEW JERSEY - 0.03%
Jersey City, NJ, Municipal Utilities
   Authority
   4.55% due 05/15/2012                                 130,000          126,109

NEW YORK - 0.10%
Sales Tax Asset Receivable Corp., Series B
   4.25% due 10/15/2011                                 435,000          418,396
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $6,016,296)                           $    6,096,471
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.17%
Asset Securitization Corp.,
   Series 1997-D5, Class A1B
   6.66% due 02/14/2043                                  89,158           89,227
Banc of America Commercial Mortgage, Inc,
   Series 2006-2, Class A4
   5.9304% due 05/10/2045 (b)                         2,000,000        2,070,763
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2 Class A4
   6.186% due 06/11/2035                              2,594,203        2,707,230
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T12, Class A4
   4.68% due 08/13/2039                               2,594,203        2,510,280
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW12, Class AM
   5.9345% due 09/11/2038 (b)                         2,000,000        2,068,812
Chase Commercial Mortgage Securities Corp.,
   Series 1998-1, Class A2
   6.56% due 05/18/2030                               1,834,923        1,859,080
Chase Commercial Mortgage Securities Corp.,
   Series 1998-2, Class A2
   6.39% due 11/18/2030                               2,024,121        2,062,794
Commercial Mortgage Asset Trust, Series
   1999-C1, Class A3
   6.64% due 01/17/2032                               2,594,203        2,675,286
Commercial Mortgage Pass Through
   Certificates,
   Series 2006-C7, Class A4
   5.9623% due 06/10/2046 (b)                         2,000,000        2,071,814
First Union - Chase Commercial Mortgage,
   Series 1999-C2, Class A2
   6.645% due 06/15/2031                              2,319,410        2,384,510
General Electric Capital Assurance Company,
   Series 2003-1, Class A5
   5.7426% due 05/12/2035                               570,725          587,591
Government National Mortgage Association,
   Series 2006-38, Class XS
   1.92% IO due 09/16/2035 (b)                          691,429           38,321
JP Morgan Chase Commercial Mortgage
   Securities
   Corp., Series 2006-CB14, Class A4
   5.481% due 12/12/2044 (b)                          1,500,000        1,511,475

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A4
   4.954% due 09/15/2030                         $    1,500,000   $    1,460,625
LB-UBS Commercial Mortgage Trust,
   Series 2001-C7, Class A3
   5.642% due 12/15/2025                              1,605,836        1,620,735
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1,Class A4
   6.462% due 03/15/2031                              1,297,102        1,371,347
LB-UBS Commercial Mortgage Trust,
   Series 2006-C4, Class A4
   5.8995% due 06/15/2038 (b)                         1,700,000        1,778,643
Merrill Lynch Mortgage Trust,
   Series 2006-C1, Class A4
   5.8441% due 05/12/2039 (b)                         2,000,000        2,057,077
Morgan Stanley Capital I, Inc.,
   Series 1998-WF2, Class A2
   6.54% due 07/15/2030                                 808,527          820,699
Morgan Stanley Capital I, Inc.,
   Series 1999-WF1, Class A2
   6.21% due 11/15/2031                               2,385,284        2,419,494
Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP5, Class A4
   6.39% due 10/15/2035                               1,729,469        1,814,198
Morgan Stanley Dean Witter Capital I,
   Series 2001, Class A4
   6.39% due 07/15/2033                                 726,377          760,424
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                                 259,421          268,382
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1B
   6.59% due 03/15/2030                               2,464,493        2,505,844
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                              2,594,203        2,488,401
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $42,425,485)                                             $   42,003,052
                                                                  --------------

ASSET BACKED SECURITIES - 4.57%
AESOP Funding II LLC, Series 2003-4, Class A
   2.86% due 08/20/2009                               1,505,000        1,448,835
Capital One Multi-Asset Execution Trust,
   Series 2003-A4, Class A4
   3.65% due 07/15/2011                               2,660,000        2,591,604
Carmax Auto Owner Trust, Series 2004-2,
   Class A4
   3.46% due 09/15/2011                               2,595,000        2,532,439
Diversified REIT Trust, Series 2000-1A,
   Class B
   6.971% due 03/08/2010                              2,000,000        2,066,854
Ford Credit Auto Owner Trust, Series 2005-C,
   Class A4
   4.36% due 06/15/2010                               1,786,000        1,758,229
Harley-Davidson Motorcycle Trust,
   Series 2005-1, Class A2
   3.76% due 12/17/2012                               2,595,000        2,540,011

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                          $      571,192   $      598,623
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                                 217,000          227,330
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                               2,595,000        2,551,542
USAA Auto Owner Trust,
   Series 2004-1, Class A4
   2.67% due 10/15/2010                                 718,000          705,539
WFS Financial Owner Trust,
   Series 2005-2, Class A4
   4.39% due 11/19/2012                               1,855,000        1,836,626
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $19,049,249)                                             $   18,857,632
                                                                  --------------

SHORT TERM INVESTMENTS - 24.99%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  103,170,820   $  103,170,820
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $103,170,820)                                            $  103,170,820
                                                                  --------------
REPURCHASE AGREEMENTS - 2.42%
Bank of New York Tri-Party
   Repurchase Agreement dated
   09/29/2006 at 5.37% to be
   repurchased at $10,004,475 on
   10/02/2006 collateralized by
   $6,601,490 Federal National
   Mortgage Association, 5.00%, due
   04/01/2021 and $3,856,291
   Federal National Mortgage
   Association, 6.00%, due
   10/01/2036 (valued at $6,491,602
   and $3,991,237 including interest)            $   10,000,000   $   10,000,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,000,000)                                             $   10,000,000
                                                                  --------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND
   TRUST)
   (COST $504,756,018) - 124.00%                                  $  511,884,300
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.00)%                                                 (99,086,262)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  412,798,038
                                                                  ==============

LARGE CAP TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 97.12%

ADVERTISING - 2.12%
Omnicom Group, Inc.                                      41,325   $    3,868,020

AEROSPACE - 0.91%
Northrop Grumman Corp.                                   24,335        1,656,483

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS - 2.68%
BorgWarner, Inc.                                         25,831   $    1,476,758
Johnson Controls, Inc.                                   47,573        3,412,887
                                                                  --------------
                                                                       4,889,645

AUTOMOBILES - 0.47%
PACCAR, Inc.                                             15,200          866,704

BANKING - 5.81%
City National Corp.                                      13,300          891,898
Fifth Third Bancorp. (a)                                 93,305        3,553,054
Wells Fargo Company                                     170,422        6,165,868
                                                                  --------------
                                                                      10,610,820
BIOTECHNOLOGY - 2.56%
Cephalon, Inc. * (a)                                     16,897        1,043,390
Genzyme Corp. *                                          44,198        2,982,039
Millennium Pharmaceuticals, Inc. *                       66,500          661,675
                                                                  --------------
                                                                       4,687,104

BROADCASTING - 1.11%
News Corp.                                               72,100        1,416,765
Univision Communications, Inc., Class A *                18,045          619,665
                                                                  --------------
                                                                       2,036,430

BUILDING MATERIALS & CONSTRUCTION - 2.03%
Masco Corp.                                             135,522        3,716,013

BUSINESS SERVICES - 2.10%
Accenture, Ltd., Class A                                 47,830        1,516,689
H & R Block, Inc. (a)                                    39,700          863,078
R.H. Donnelley Corp. * (a)                               27,510        1,455,279
                                                                  --------------
                                                                       3,835,046
CABLE AND TELEVISION - 1.46%
DIRECTV Group, Inc. *                                   135,291        2,662,527

COMPUTERS & BUSINESS EQUIPMENT - 1.02%
Dell, Inc. *                                             81,500        1,861,460

CRUDE PETROLEUM & NATURAL GAS - 1.46%
EOG Resources, Inc.                                      25,200        1,639,260
Marathon Oil Corp.                                       13,431        1,032,844
                                                                  --------------
                                                                       2,672,104
DRUGS & HEALTH CARE - 3.43%
Wyeth                                                   123,182        6,262,573

ELECTRICAL UTILITIES - 4.35%
American Electric Power Company, Inc.                    41,857        1,522,339
Exelon Corp.                                             84,787        5,133,005
Northeast Utilities                                      21,700          504,959
Pepco Holdings, Inc.                                     32,719          790,818
                                                                  --------------
                                                                       7,951,121
ENERGY - 1.09%
Sempra Energy                                            39,686        1,994,222

FINANCIAL SERVICES - 15.52%
Citigroup, Inc.                                         164,566        8,173,993
Federal Home Loan Mortgage Corp.                         43,355        2,875,737
JPMorgan Chase & Company                                 80,001        3,756,847

LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Mellon Financial Corp.                                   85,568   $    3,345,709
Morgan Stanley                                           98,887        7,209,851
PNC Financial Services Group, Inc.                       41,596        3,013,215
                                                                  --------------
                                                                      28,375,352
FOOD & BEVERAGES - 1.04%
Constellation Brands, Inc., Class A *                     2,000           57,560
Sysco Corp.                                              54,900        1,836,405
                                                                  --------------
                                                                       1,893,965
GAS & PIPELINE UTILITIES - 0.59%
NiSource, Inc.                                           49,902        1,084,870

HEALTHCARE PRODUCTS - 3.38%
Johnson & Johnson                                        64,992        4,220,581
Medtronic, Inc.                                          42,266        1,962,833
                                                                  --------------
                                                                       6,183,414
HEALTHCARE SERVICES - 4.64%
Caremark Rx, Inc.                                        32,087        1,818,370
Medco Health Solutions, Inc. *                           40,350        2,425,439
UnitedHealth Group, Inc.                                 85,957        4,229,084
                                                                  --------------
                                                                       8,472,893
HOTELS & RESTAURANTS - 0.23%
Wyndham Worldwide Corp. *                                14,737          412,194

INSURANCE - 4.60%
Allstate Corp.                                           32,800        2,057,544
American International Group, Inc.                       66,132        4,381,906
Hartford Financial Services Group, Inc.                  22,662        1,965,929
                                                                  --------------
                                                                       8,405,379
INTERNET SERVICE PROVIDER - 0.48%
Salesforce.Com, Inc. * (a)                               24,300          871,884

INTERNET SOFTWARE - 1.63%
McAfee, Inc. *                                            2,700           66,042
Symantec Corp. *                                        136,515        2,905,039
                                                                  --------------
                                                                       2,971,081
LEISURE TIME - 1.76%
Carnival Corp.                                           68,401        3,216,899

LIFE SCIENCES - 0.93%
Waters Corp. *                                           37,355        1,691,434

LIQUOR - 0.76%
Anheuser-Busch Companies, Inc.                           29,300        1,392,043

MANUFACTURING - 2.96%
Harley-Davidson, Inc. (a)                                30,200        1,895,050
Illinois Tool Works, Inc.                                78,352        3,518,005
                                                                  --------------
                                                                       5,413,055
PETROLEUM SERVICES - 3.76%
ENSCO International, Inc. (a)                            37,000        1,621,710
Exxon Mobil Corp.                                        27,531        1,847,330
GlobalSantaFe Corp.                                      36,000        1,799,640
Halliburton Company                                      56,600        1,610,270
                                                                  --------------
                                                                       6,878,950

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 3.68%
Allergan, Inc.                                           39,137   $    4,407,218
Bristol-Myers Squibb Company                             93,401        2,327,553
                                                                  --------------
                                                                       6,734,771
RAILROADS & EQUIPMENT - 1.97%
Burlington Northern Santa Fe Corp.                       49,150        3,609,576

REAL ESTATE - 0.31%
Realogy Corp., REIT *                                    24,746          561,239

RETAIL GROCERY - 1.03%
The Kroger Company                                       81,602        1,888,270

RETAIL TRADE - 1.90%
Costco Wholesale Corp.                                   51,910        2,578,889
Kohl's Corp. *                                           13,895          902,063
                                                                  --------------
                                                                       3,480,952
SEMICONDUCTORS - 3.54%
Analog Devices, Inc.                                     58,700        1,725,193
Intel Corp.                                             171,600        3,529,812
Xilinx, Inc.                                             55,409        1,216,228
                                                                  --------------
                                                                       6,471,233
SOFTWARE - 4.47%
Microsoft Corp.                                         265,311        7,250,950
Oracle Corp. *                                           51,415          912,102
                                                                  --------------
                                                                       8,163,052
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.28%
Embarq Corp.                                             10,741          519,542

TELEPHONE - 3.50%
AT&T, Inc.                                               83,226        2,709,838
Sprint Nextel Corp.                                     214,738        3,682,757
                                                                  --------------
                                                                       6,392,595
TRUCKING & FREIGHT - 1.56%
Fedex Corp.                                              26,317        2,860,132
                                                                  --------------
TOTAL COMMON STOCKS (Cost $164,919,019)                           $  177,515,047
                                                                  --------------
SHORT TERM INVESTMENTS - 5.47%
State Street Navigator Securities
   Lending Prime Portfolio                       $    9,702,346   $    9,702,346
U.S. Treasury Bills
   zero coupon due 01/04/2007                           300,000          295,966
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $9,998,312)                                              $    9,998,312
                                                                  --------------

LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 1.95%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $3,560,172 on 10/02/2006,
   collateralized by $3,535,000
   Federal Home Loan Mortgage
   Corp., 5.75% due 05/23/2011
   (valued at $3,632,213, including
   interest)                                     $    3,559,000   $    3,559,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,559,000)                                              $    3,559,000
                                                                  --------------
TOTAL INVESTMENTS (LARGE CAP TRUST)
   (COST $178,476,331) - 104.54%                                  $  191,072,359
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (4.54)%                                                            (8,289,276)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  182,783,083
                                                                  ==============

LARGE CAP VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 100.02%

AEROSPACE - 4.38%
General Dynamics Corp.                                   69,000   $    4,945,230
Lockheed Martin Corp.                                    30,480        2,623,109
Northrop Grumman Corp.                                   69,000        4,696,830
Raytheon Company                                         77,000        3,696,770
                                                                  --------------
                                                                      15,961,939
AGRICULTURE - 1.26%
Archer-Daniels-Midland Company                          121,000        4,583,480

AMUSEMENT & THEME PARKS - 1.68%
Walt Disney Company                                     198,000        6,120,180

AUTO PARTS - 0.55%
Autoliv, Inc.                                            36,000        1,983,960

AUTOMOBILES - 1.33%
General Motors Corp. (a)                                146,000        4,855,960

BANKING - 1.66%
Bank of America Corp.                                   113,000        6,053,410

BUSINESS SERVICES - 0.87%
Cadence Design Systems, Inc. *                           10,000          169,600
Convergys Corp. *                                        42,000          867,300
NCR Corp. *                                              53,546        2,113,996
                                                                  --------------
                                                                       3,150,896
CABLE AND TELEVISION - 0.22%
DIRECTV Group, Inc. *                                    41,000          806,880

CELLULAR COMMUNICATIONS - 1.19%
Motorola, Inc.                                          173,000        4,325,000

CHEMICALS - 0.54%
Lyondell Chemical Company                                78,000        1,978,860

COMPUTERS & BUSINESS EQUIPMENT - 3.89%
Hewlett-Packard Company                                 167,000        6,127,230

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
International Business Machines Corp.                    51,000   $    4,178,940
Lexmark International, Inc. *                            52,000        2,998,320
Sybase, Inc. *                                           35,423          858,654
                                                                  --------------
                                                                      14,163,144
COSMETICS & TOILETRIES - 0.44%
Procter & Gamble Company                                 26,000        1,611,480

CRUDE PETROLEUM & NATURAL GAS - 6.27%
Apache Corp.                                             50,000        3,160,000
Devon Energy Corp.                                       80,000        5,052,000
Marathon Oil Corp.                                       70,000        5,383,000
Occidental Petroleum Corp.                              127,000        6,109,970
Sunoco, Inc.                                             50,000        3,109,500
                                                                  --------------
                                                                      22,814,470
DOMESTIC OIL - 0.36%
Frontier Oil Corp.                                       49,000        1,302,420

ELECTRICAL UTILITIES - 0.47%
Alliant Corp.                                            48,000        1,715,040

ELECTRONICS - 0.67%
Agilent Technologies, Inc. *                             75,000        2,451,750

FINANCIAL SERVICES - 15.37%
Bear Stearns Companies, Inc.                             33,000        4,623,300
CIT Group, Inc.                                          72,000        3,501,360
Citigroup, Inc.                                         272,000       13,510,240
Countrywide Financial Corp.                             120,000        4,204,800
Goldman Sachs Group, Inc.                                26,000        4,398,420
JPMorgan Chase & Company                                267,000       12,538,320
Lehman Brothers Holdings, Inc.                           75,000        5,539,500
Morgan Stanley                                          105,000        7,655,550
                                                                  --------------
                                                                      55,971,490
FOOD & BEVERAGES - 2.33%
Campbell Soup Company                                    98,000        3,577,000
Del Monte Foods Company                                  91,000          950,950
Kraft Foods, Inc., Class A (a)                           81,000        2,888,460
Pepsi Bottling Group, Inc.                               30,000        1,065,000
                                                                  --------------
                                                                       8,481,410
GAS & PIPELINE UTILITIES - 0.16%
ONEOK, Inc.                                              15,000          566,850

HEALTHCARE PRODUCTS - 0.35%
Becton, Dickinson & Company                              18,124        1,280,823

HEALTHCARE SERVICES - 4.83%
Cardinal Health, Inc.                                    42,000        2,761,080
Caremark Rx, Inc.                                        65,000        3,683,550
Humana, Inc. *                                           59,000        3,899,310
McKesson Corp.                                           51,074        2,692,621
Medco Health Solutions, Inc. *                           17,000        1,021,870
Wellpoint, Inc. *                                        46,000        3,544,300
                                                                  --------------
                                                                      17,602,731

LARGE CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOLDINGS COMPANIES/CONGLOMERATES - 0.98%
General Electric Company                                 86,000   $    3,035,800
Loews Corp.                                              14,000          530,600
                                                                  --------------
                                                                       3,566,400
INSURANCE - 9.44%
Ambac Financial Group, Inc.                              47,000        3,889,250
American Financial Group, Inc.                            7,414          347,939
Chubb Corp.                                              94,000        4,884,240
CNA Financial Corp. * (a)                                11,000          396,220
MBIA, Inc.                                                1,000           61,440
MetLife, Inc.                                            83,000        4,704,440
MGIC Investment Corp.                                    61,000        3,658,170
PMI Group, Inc. (a)                                      64,000        2,803,840
Principal Financial Group, Inc.                          66,000        3,582,480
Prudential Financial, Inc.                               47,000        3,583,750
SAFECO Corp.                                             55,000        3,241,150
St. Paul Travelers Companies, Inc.                       69,000        3,235,410
                                                                  --------------
                                                                      34,388,329
INTERNATIONAL OIL - 7.47%
Anadarko Petroleum Corp.                                100,000        4,383,000
ChevronTexaco Corp.                                     178,000       11,545,080
ConocoPhillips                                          136,000        8,096,080
Hess Corp.                                               77,000        3,189,340
                                                                  --------------
                                                                      27,213,500
INTERNET SOFTWARE - 0.42%
McAfee, Inc. *                                           62,000        1,516,520

MANUFACTURING - 2.87%
Honeywell International, Inc.                           109,000        4,458,100
Illinois Tool Works, Inc.                                68,000        3,053,200
SPX Corp.                                                55,000        2,939,200
                                                                  --------------
                                                                      10,450,500
METAL & METAL PRODUCTS - 1.78%
Commercial Metals Company                               127,000        2,581,910
Phelps Dodge Corp.                                       46,000        3,896,200
                                                                  --------------
                                                                       6,478,110
MINING - 0.95%
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                               65,000        3,461,900

PETROLEUM SERVICES - 8.89%
Exxon Mobil Corp.                                       366,000       24,558,600
Tesoro Petroleum Corp.                                   39,000        2,261,220
Valero Energy Corp.                                     108,000        5,558,760
                                                                  --------------
                                                                      32,378,580
PHARMACEUTICALS - 5.78%
AmerisourceBergen Corp.                                  58,000        2,621,600
Merck & Company, Inc.                                   171,000        7,164,900
Mylan Laboratories, Inc. (a)                            147,000        2,959,110
Pfizer, Inc.                                            293,000        8,309,480
                                                                  --------------
                                                                      21,055,090

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT - 0.36%
CSX Corp.                                                40,000   $    1,313,200

RETAIL GROCERY - 0.42%
Safeway, Inc.                                            50,000        1,517,500

RETAIL TRADE - 2.76%
AnnTaylor Stores Corp. *                                 48,000        2,009,280
Circuit City Stores, Inc.                                14,000          351,540
Dollar Tree Stores, Inc. * (a)                           58,000        1,795,680
J.C. Penney Company, Inc.                                51,000        3,487,890
Nordstrom, Inc.                                          56,841        2,404,374
                                                                  --------------
                                                                      10,048,764
SEMICONDUCTORS - 1.19%
Intersil Corp., Class A                                  14,828          364,028
Micron Technology, Inc. *                               228,000        3,967,200
                                                                  --------------
                                                                       4,331,228
SOFTWARE - 1.03%
BMC Software, Inc. *                                     57,665        1,569,641
Compuware Corp. *                                       279,000        2,173,410
                                                                  --------------
                                                                       3,743,051
STEEL - 2.33%
Nucor Corp.                                              93,000        4,602,570
United States Steel Corp. (a)                            67,000        3,864,560
                                                                  --------------
                                                                       8,467,130
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.07%
Avaya, Inc. *                                           281,000        3,214,640
Citizens Communications Company                          49,000          687,960
                                                                  --------------
                                                                       3,902,600
TELEPHONE - 1.13%
CenturyTel, Inc.                                          1,000           39,670
Qwest Communications International, Inc. *
   (a)                                                  469,000        4,089,680
                                                                  --------------
                                                                       4,129,350
TOBACCO - 1.09%
Reynolds American, Inc. (a)                              43,000        2,664,710
UST, Inc. (a)                                            24,000        1,315,920
                                                                  --------------
                                                                       3,980,630
TOYS, AMUSEMENTS & SPORTING GOODS - 1.04%
Hasbro, Inc.                                             99,000        2,252,250
Mattel, Inc.                                             77,000        1,516,900
                                                                  --------------
                                                                       3,769,150
TRAVEL SERVICES - 0.20%
Sabre Holdings Corp.                                     31,000          725,090
                                                                  --------------

TOTAL COMMON STOCKS (Cost $326,423,954)                           $  364,218,795
                                                                  --------------
SHORT TERM INVESTMENTS - 6.26%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   22,794,478   $   22,794,478
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $22,794,478)                                             $   22,794,478
                                                                  --------------
TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
   (COST $349,218,432) - 106.28%                                  $  387,013,273
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (6.28)%                                                           (22,876,794)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  364,136,479
                                                                  ==============

LIFESTYLE AGGRESSIVE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV *                       694,173   $   11,842,592
All Cap Value Trust Series NAV *                        946,866       11,750,603
Blue Chip Growth Trust Series NAV *                   1,618,376       29,551,545
Capital Appreciation Trust Series NAV *               2,712,466       23,625,578
Core Equity Trust Series NAV *                          859,936       11,841,323
Emerging Growth Trust Series NAV *                      987,531       11,870,125
Equity-Income Trust Series NAV *                        686,857       11,820,806
Fundamental Value Trust Series NAV *                  1,134,056       17,691,277
International Core Trust Series NAV *                 3,431,863       47,359,706
International Equity Index Trust B Series
   NAV *                                                925,562       17,613,443
International Opportunities Trust Series
   NAV *                                              1,449,641       23,658,134
International Small Cap Trust Series NAV *              821,960       17,688,582
International Small Company Trust Series
   NAV *                                              1,510,192       17,593,742
International Value Trust Series NAV *                2,389,281       41,167,306
Large Cap Trust Series NAV *                            806,378       11,845,694
Large Cap Value Trust Series NAV *                      273,139        5,875,225
Mid Cap Core Trust Series NAV *                       1,039,060       17,736,762
Mid Cap Index Trust Series NAV *                        333,540        5,880,306
Mid Cap Stock Trust Series NAV *                        756,969       11,801,151
Mid Cap Value Equity Trust Series NAV *                 482,267        5,859,541
Mid Cap Value Trust Series NAV *                        732,218       11,788,717
Natural Resources Trust Series NAV *                  1,051,010       29,522,875
Overseas Equity Trust Series NAV *                      892,087       11,748,783
Quantitative Mid Cap Trust Series NAV *               1,145,235       11,761,562
Quantitative Value Trust Series NAV *                 1,251,083       17,740,363
Small Cap Index Trust Series NAV *                      751,034       11,731,157
Small Cap Trust Series NAV *                          1,330,151       17,464,879
Small Company Trust Series NAV *                        871,655       11,706,333
Small Company Value Trust Series NAV *                  863,498       17,520,384
Special Value Trust Series NAV *                        636,686       11,664,086
U.S. Global Leaders Growth Trust Series
   NAV *                                                466,994        5,930,828
U.S. Large Cap Trust Series NAV *                       758,384       11,800,455
U.S. Multi Sector Trust Series NAV *                  3,506,080       47,016,535
Value & Restructuring Trust Series NAV *                421,784        5,892,326
Vista Trust Series NAV *                                889,662       11,663,463
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $570,126,469)                                            $  589,026,187
                                                                  --------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE
   TRUST)
   (COST $570,126,469) - 100.01%                                  $  589,026,187
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.01)%                                                               (31,426)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  588,994,761
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE BALANCED TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV *                       15,531,339   $  151,275,239
All Cap Core Trust Series NAV *                       8,131,365      151,568,641
Blue Chip Growth Trust Series NAV *                  33,344,923      608,878,294
Core Bond Trust Series NAV *                         12,081,892      151,265,290
Core Equity Trust Series NAV *                       11,075,772      152,513,376
Equity-Income Trust Series NAV *                     13,211,250      227,365,613
Fundamental Value Trust Series NAV *                  9,706,066      151,414,627
Global Bond Trust Series NAV *                       15,420,293      226,832,506
Global Real Estate Trust Series NAV *                17,419,637      230,810,187
High Income Trust Series NAV *                       11,893,315      151,520,837
High Yield Trust Series NAV *                        67,025,769      682,322,329
International Core Trust Series NAV *                22,119,936      305,255,118
International Opportunities Trust
   Series NAV *                                       9,325,966      152,199,770
International Small Cap Trust Series NAV *            7,065,077      152,040,456
International Value Trust Series NAV *               17,598,554      303,223,085
Large Cap Trust Series NAV *                          5,162,298       75,834,164
Large Cap Value Trust Series NAV *                    7,071,986      152,118,417
Mid Cap Stock Trust Series NAV *                      4,838,463       75,431,644
Natural Resources Trust Series NAV *                 10,998,156      308,938,198
Quantitative Value Trust Series NAV *                 5,330,840       75,591,316
Real Estate Equity Trust Series NAV *                10,873,349      151,357,012
Real Return Bond Trust Series NAV *                  28,855,403      378,871,446
Small Cap Opportunities Trust Series NAV *            3,293,030       74,587,124
Small Cap Trust Series NAV *                          5,790,713       76,032,064
Small Company Value Trust Series NAV *                3,713,868       75,354,376
Spectrum Income Trust Series NAV *                   28,646,642      378,995,068
Strategic Bond Trust Series NAV *                    13,008,146      151,284,736
Strategic Income Trust Series NAV *                  11,215,641      151,074,685
Strategic Value Trust Series NAV *                   14,308,533      153,101,308
Total Return Trust Series NAV *                      27,672,670      378,838,851
U.S. Global Leaders Growth Trust Series
   NAV *                                             17,904,682      227,389,461
U.S. High Yield Bond Trust Series NAV *              11,595,637      151,323,062
U.S. Large Cap Trust Series NAV *                     9,729,240      151,386,970
U.S. Multi Sector Trust Series NAV *                 33,934,327      455,059,322
Value & Restructuring Trust Series NAV *             10,872,426      151,887,797
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $7,304,622,431)                                          $7,592,942,389
                                                                  --------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED TRUST)
   (COST $7,304,622,431) - 100.00%                                $7,592,942,389
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                (159,441)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $7,592,782,948
                                                                  ==============

LIFESTYLE CONSERVATIVE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV *                        6,955,037   $   67,742,064
Blue Chip Growth Trust Series NAV *                     741,853       13,546,240
Core Bond Trust Series NAV *                          1,081,861       13,544,897

LIFESTYLE CONSERVATIVE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
Equity-Income Trust Series NAV *                        787,113   $   13,546,207
Fundamental Value Trust Series NAV *                    868,771       13,552,821
Global Bond Trust Series NAV *                        3,683,209       54,180,002
Global Real Estate Trust Series NAV *                 1,539,504       20,398,427
High Income Trust Series NAV *                        1,065,751       13,577,671
High Yield Trust Series NAV *                         2,661,553       27,094,607
International Core Trust Series NAV *                   981,628       13,546,470
International Value Trust Series NAV *                1,178,977       20,313,766
Investment Quality Bond Trust Series NAV *            2,937,494       33,869,301
Real Estate Equity Trust Series NAV *                   972,177       13,532,699
Real Return Bond Trust Series NAV *                   2,063,569       27,094,667
Spectrum Income Trust Series NAV *                    5,632,413       74,516,821
Strategic Bond Trust Series NAV *                     1,164,690       13,545,342
Strategic Income Trust Series NAV *                   1,508,523       20,319,806
Total Return Trust Series NAV *                       7,917,391      108,389,084
U.S. Government Securities Trust Series
   NAV *                                              5,594,308       74,516,184
U.S. High Yield Bond Trust Series NAV *               1,037,982       13,545,659
U.S. Multi Sector Trust Series NAV *                  1,009,659       13,539,531
Value & Restructuring Trust Series NAV *                969,659       13,546,137
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $664,026,062)                                            $  677,458,403
                                                                  --------------
TOTAL INVESTMENTS (LIFESTYLE
   CONSERVATIVE TRUST)
   (COST $664,026,062) - 100.00%                                  $  677,458,403
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                 (28,379)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  677,430,024
                                                                  ==============

LIFESTYLE GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Core Trust Series NAV *                       9,830,310   $  183,236,980
All Cap Growth Trust Series NAV *                     5,359,028       91,425,025
All Cap Value Trust Series NAV *                     14,740,722      182,932,365
Blue Chip Growth Trust Series NAV *                  20,111,150      367,229,608
Capital Appreciation Trust Series NAV *              42,353,117      368,895,645
Core Equity Trust Series NAV *                       13,318,363      183,393,863
Equity-Income Trust Series NAV *                     15,992,029      275,222,814
Fundamental Value Trust Series NAV *                 17,660,053      275,496,828
Global Bond Trust Series NAV *                       12,417,586      182,662,694
Global Real Estate Trust Series NAV *                 7,025,210       93,084,030
High Income Trust Series NAV *                        7,191,736       91,622,715
High Yield Trust Series NAV *                        45,038,503      458,491,956
International Core Trust Series NAV *                40,221,897      555,062,184
International Opportunities Trust Series
   NAV *                                             22,636,169      369,422,281
International Small Cap Trust Series NAV *            8,560,800      184,228,411
International Small Company Trust Series
   NAV *                                             15,806,534      184,146,125
International Value Trust Series NAV *               21,287,248      366,779,290
Large Cap Trust Series NAV *                          6,220,635       91,381,129
Large Cap Value Trust Series NAV *                    4,251,732       91,454,764

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
Mid Cap Core Trust Series NAV *                      16,129,967   $  275,338,538
Mid Cap Index Trust Series NAV *                     10,380,360      183,005,750
Mid Cap Stock Trust Series NAV *                      5,858,567       91,335,066
Mid Cap Value Equity Trust Series NAV *               7,507,680       91,218,309
Natural Resources Trust Series NAV *                 13,314,096      373,992,968
Overseas Equity Trust Series NAV *                   14,026,267      184,725,935
Quantitative Value Trust Series NAV *                19,416,380      275,324,273
Real Estate Equity Trust Series NAV *                 6,568,169       91,428,911
Real Return Bond Trust Series NAV *                  20,925,548      274,752,440
Small Cap Index Trust Series NAV *                    5,842,746       91,263,692
Small Cap Opportunities Trust Series NAV *            7,835,733      177,479,354
Small Cap Trust Series NAV *                          6,955,969       91,331,875
Small Company Growth Trust Series NAV *               6,581,002       91,212,681
Small Company Value Trust Series NAV *                4,496,088       91,225,621
Special Value Trust Series NAV *                      4,974,281       91,128,822
Spectrum Income Trust Series NAV *                   13,828,738      182,954,209
Strategic Bond Trust Series NAV *                     7,840,094       91,180,298
Strategic Income Trust Series NAV *                   6,758,459       91,036,442
Total Return Trust Series NAV *                      26,762,985      366,385,269
U.S. Global Leaders Growth Trust Series
   NAV *                                             21,671,075      275,222,650
U.S. High Yield Bond Trust Series NAV *               6,993,121       91,260,224
U.S. Large Cap Trust Series NAV *                    11,766,645      183,088,997
U.S. Multi Sector Trust Series NAV *                 47,917,812      642,577,853
Value & Restructuring Trust Series NAV *              6,535,474       91,300,569
Vista Trust Series NAV *                              6,958,478       91,225,644
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $8,932,070,074)                                          $9,177,165,097
                                                                  --------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH TRUST)
   (COST $8,932,070,074) - 100.00%                                $9,177,165,097
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                           (166,813)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $9,176,998,284
                                                                  ==============

LIFESTYLE MODERATE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV *                       14,575,913   $  141,969,395
Blue Chip Growth Trust Series NAV *                   4,887,781       89,250,884
Core Bond Trust Series NAV *                          2,816,200       35,258,820
Core Equity Trust Series NAV *                        5,183,153       71,372,013
Equity-Income Trust Series NAV *                      2,068,433       35,597,725
Fundamental Value Trust Series NAV *                  4,570,423       71,298,602
Global Bond Trust Series NAV *                        7,224,642      106,274,486
Global Real Estate Trust Series NAV *                 2,719,171       36,029,013
High Income Trust Series NAV *                        4,176,784       53,212,233
High Yield Trust Series NAV *                        10,469,868      106,583,256
International Core Trust Series NAV *                 6,470,256       89,289,536
International Equity Index Trust B
   Series NAV *                                         940,102       17,890,135
International Opportunities Trust Series
   NAV *                                              1,097,367       17,909,027

LIFESTYLE MODERATE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
International Value Trust Series NAV *                3,103,452   $   53,472,480
Investment Quality Bond Trust Series NAV *            3,058,612       35,265,800
Overseas Equity Trust Series NAV *                    1,360,275       17,914,828
Real Estate Equity Trust Series NAV *                 2,544,702       35,422,245
Real Return Bond Trust Series NAV *                   5,396,867       70,860,870
Small Cap Trust Series NAV *                          1,359,031       17,844,073
Small Company Trust Series NAV *                      2,646,568       35,543,406
Small Company Value Trust Series NAV *                  873,049       17,714,163
Spectrum Income Trust Series NAV *                   10,724,375      141,883,484
Strategic Bond Trust Series NAV *                     3,034,957       35,296,555
Strategic Income Trust Series NAV *                   2,619,096       35,279,220
Total Return Trust Series NAV *                      15,559,029      213,003,111
U.S. Government Securities Trust Series
   NAV *                                              2,648,197       35,273,990
U.S. High Yield Bond Trust Series NAV *               4,072,812       53,150,192
U.S. Multi Sector Trust Series NAV *                  5,302,812       71,110,714
Value & Restructuring Trust Series NAV *              2,558,806       35,746,520
                                                                  --------------
TOTAL INVESTMENT COMPANIES
   (Cost $1,722,803,879)                                          $1,776,716,776
                                                                  --------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE TRUST)
   (COST $1,722,803,879) - 100.00%                                $1,776,716,776
LIABILITIES IN EXCESS OF OTHER ASSETS -
   0.00%                                                                 (49,049)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,776,667,727
                                                                  ==============

MANAGED TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 58.93%

AEROSPACE - 1.08%
Boeing Company                                           22,000   $    1,734,700
General Dynamics Corp.                                   26,900        1,927,923
Lockheed Martin Corp.                                    29,700        2,555,982
Northrop Grumman Corp.                                   64,700        4,404,129
Raytheon Company                                         25,600        1,229,056
United Technologies Corp.                                91,500        5,796,525
                                                                  --------------
                                                                      17,648,315
AGRICULTURE - 0.33%
Archer-Daniels-Midland Company                          140,500        5,322,140

ALUMINUM - 0.26%
Alcoa, Inc.                                             152,700        4,281,708

AMUSEMENT & THEME PARKS - 0.27%
Walt Disney Company                                     144,500        4,466,495

APPAREL & TEXTILES - 0.37%
Cintas Corp.                                              5,200          212,316
Hanesbrands, Inc. *                                       9,063          203,997
Jones Apparel Group, Inc.                                25,700          833,708
Liz Claiborne, Inc.                                      45,100        1,781,901
Mohawk Industries, Inc. * (a)                            14,700        1,094,415
VF Corp.                                                 26,300        1,918,585
                                                                  --------------
                                                                       6,044,922

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS - 0.35%
AutoZone, Inc. *                                         24,400   $    2,520,520
Johnson Controls, Inc.                                   44,200        3,170,908
                                                                  --------------
                                                                       5,691,428
AUTO SERVICES - 0.15%
AutoNation, Inc. *                                      115,800        2,420,220

AUTOMOBILES - 0.38%
Ford Motor Company (a)                                  474,900        3,841,941
General Motors Corp.                                     11,100          369,186
PACCAR, Inc. (a)                                         35,550        2,027,061
                                                                  --------------
                                                                       6,238,188
BANKING - 1.84%
Bank of America Corp.                                   212,484       11,382,768
Bank of New York Company, Inc.                           51,000        1,798,260
BB&T Corp.                                               52,100        2,280,938
Comerica, Inc.                                           40,100        2,282,492
Fifth Third Bancorp. (a)                                 28,400        1,081,472
First Horizon National Corp. (a)                          8,600          326,886
Golden West Financial Corp.                               7,800          602,550
KeyCorp                                                  23,500          879,840
National City Corp.                                     168,000        6,148,800
US Bancorp (a)                                           59,200        1,966,624
Wells Fargo Company                                      35,400        1,280,772
                                                                  --------------
                                                                      30,031,402
BIOTECHNOLOGY - 0.18%
Amgen, Inc. *                                            12,800          915,584
Applera Corp.                                            52,800        1,748,208
Biogen Idec, Inc. *                                       6,800          303,824
                                                                  --------------
                                                                       2,967,616
BROADCASTING - 0.17%
CBS Corp., Class B                                       15,800          445,086
News Corp.                                              119,200        2,342,280
                                                                  --------------
                                                                       2,787,366
BUILDING MATERIALS & CONSTRUCTION - 0.17%
American Standard Companies, Inc.                        36,000        1,510,920
Masco Corp.                                              44,900        1,231,158
                                                                  --------------
                                                                       2,742,078
BUSINESS SERVICES - 1.35%
Affiliated Computer Services, Inc.,
   Class A *                                             35,400        1,835,844
Computer Sciences Corp. * (a)                            38,700        1,900,944
DST Systems, Inc. *                                      13,000          801,710
Electronic Data Systems Corp.                            48,200        1,181,864
First Data Corp.                                        102,600        4,309,200
Fluor Corp.                                               4,400          338,316
Global Payments, Inc.                                     2,400          105,624
H & R Block, Inc.                                        21,600          469,584
Jacobs Engineering Group, Inc. *                          2,800          209,244
Manpower, Inc.                                           35,900        2,199,593
Moody's Corp.                                            86,400        5,648,832
Pitney Bowes, Inc.                                       48,500        2,151,945

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Robert Half International, Inc.                          22,500   $      764,325
                                                                  --------------
                                                                      21,917,025
CABLE AND TELEVISION - 0.06%
Comcast Corp., Class A *                                 25,100          924,935

CELLULAR COMMUNICATIONS - 0.11%
Motorola, Inc.                                           71,800        1,795,000

CHEMICALS - 0.23%
Air Products & Chemicals, Inc.                            9,300          617,241
E.I. Du Pont De Nemours & Company                        50,900        2,180,556
PPG Industries, Inc.                                     13,500          905,580
                                                                  --------------
                                                                       3,703,377
COMPUTERS & BUSINESS EQUIPMENT - 1.70%
CDW Corp.                                                18,300        1,128,744
Cisco Systems, Inc. *                                    78,200        1,798,600
Cognizant Technology Solutions Corp.,
   Class A *                                              3,200          236,992
Dell, Inc. *                                            369,400        8,437,096
Hewlett-Packard Company                                 259,000        9,502,710
International Business Machines Corp.                    46,800        3,834,792
Lexmark International, Inc. *                            47,000        2,710,020
Network Appliance, Inc. *                                 2,600           96,226
                                                                  --------------
                                                                      27,745,180
CONSTRUCTION MATERIALS - 0.07%
Martin Marietta Materials, Inc.                          12,200        1,032,364
Sherwin-Williams Company                                  1,800          100,404
                                                                  --------------
                                                                       1,132,768
CONTAINERS & GLASS - 0.00%
Pactiv Corp. *                                            1,500           42,630

COSMETICS & TOILETRIES - 0.34%
Avon Products, Inc.                                      46,100        1,413,426
Colgate-Palmolive Company                                31,100        1,931,310
Estee Lauder Companies, Inc., Class A                     5,200          209,716
Kimberly-Clark Corp.                                     29,900        1,954,264
                                                                  --------------
                                                                       5,508,716
CRUDE PETROLEUM & NATURAL GAS - 0.59%
Apache Corp.                                             17,300        1,093,360
Devon Energy Corp.                                       21,600        1,364,040
Marathon Oil Corp.                                       29,800        2,291,620
Occidental Petroleum Corp.                               93,700        4,507,907
Sunoco, Inc.                                              6,400          398,016
                                                                  --------------
                                                                       9,654,943
DRUGS & HEALTH CARE - 0.10%
Wyeth                                                    33,300        1,692,972

ELECTRICAL EQUIPMENT - 0.51%
Emerson Electric Company                                 98,800        8,285,368

ELECTRICAL UTILITIES - 0.03%
CenterPoint Energy, Inc. (a)                              6,600           94,512
FirstEnergy Corp.                                           600           33,516

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
The AES Corp. *                                          15,800   $      322,162
                                                                  --------------
                                                                         450,190
ELECTRONICS - 0.20%
Agilent Technologies, Inc. *                             59,100        1,931,979
Amphenol Corp., Class A                                   1,600           99,088
Arrow Electronics, Inc. *                                11,400          312,702
Harman International Industries, Inc.                     2,500          208,600
Jabil Circuit, Inc.                                       3,300           94,281
Thermo Electron Corp. *                                  13,600          534,888
                                                                  --------------
                                                                       3,181,538
FINANCIAL SERVICES - 7.60%
A.G. Edwards, Inc.                                        1,800           95,904
Bear Stearns Companies, Inc.                             17,900        2,507,790
Charles Schwab Corp.                                    123,900        2,217,810
CIT Group, Inc.                                          25,200        1,225,476
Citigroup, Inc.                                         675,200       33,537,184
E*TRADE Financial Corp. *                                56,300        1,346,696
Federal Home Loan Mortgage Corp.                         67,700        4,490,541
Federal National Mortgage Association                   189,900       10,617,309
Federated Investors, Inc., Class B                       28,000          946,680
Fiserv, Inc. *                                           21,900        1,031,271
Goldman Sachs Group, Inc.                                66,600       11,266,722
Janus Capital Group, Inc.                                11,300          222,836
Jefferies Group, Inc.                                     7,400          210,900
JPMorgan Chase & Company                                376,100       17,661,656
Lehman Brothers Holdings, Inc.                           66,100        4,882,146
Mellon Financial Corp.                                   74,100        2,897,310
Merrill Lynch & Company, Inc.                           123,000        9,621,060
Morgan Stanley                                           74,000        5,395,340
PNC Financial Services Group, Inc.                       58,200        4,216,008
State Street Corp. (c)                                   41,700        2,602,080
T. Rowe Price Group, Inc.                                11,300          540,705
Washington Mutual, Inc.                                 145,576        6,328,189
                                                                  --------------
                                                                     123,861,613
FOOD & BEVERAGES - 2.09%
Campbell Soup Company (a)                                27,800        1,014,700
Dean Foods Company *                                     34,800        1,462,296
H.J. Heinz Company                                       44,600        1,870,078
Hormel Foods Corp.                                        6,500          233,870
Kraft Foods, Inc., Class A (a)                           57,600        2,054,016
McCormick & Company, Inc.                                 8,300          315,234
Pepsi Bottling Group, Inc.                               32,900        1,167,950
PepsiCo, Inc.                                            14,400          939,744
Sara Lee Corp.                                           84,100        1,351,487
Starbucks Corp. *                                       309,900       10,552,095
Sysco Corp.                                              21,300          712,485
The Coca-Cola Company                                   240,500       10,745,540
Tyson Foods, Inc., Class A (a)                          103,400        1,641,992
                                                                  --------------
                                                                      34,061,487
FURNITURE & FIXTURES - 0.03%
Leggett & Platt, Inc.                                    16,200          405,486

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 0.80%
Baxter International, Inc.                               17,800   $      809,188
Becton, Dickinson & Company                              26,700        1,886,889
Biomet, Inc.                                             22,800          733,932
Johnson & Johnson                                       106,700        6,929,098
Medtronic, Inc.                                           2,500          116,100
Patterson Companies, Inc. *                               2,800           94,108
Stryker Corp.                                            24,600        1,219,914
Varian Medical Systems, Inc. *                           23,500        1,254,665
                                                                  --------------
                                                                      13,043,894
HEALTHCARE SERVICES - 2.96%
Cardinal Health, Inc.                                   116,800        7,678,432
Caremark Rx, Inc.                                        38,700        2,193,129
Express Scripts, Inc. *                                  86,500        6,529,885
Health Net, Inc. *                                       22,900          996,608
IMS Health, Inc.                                          3,600           95,904
Laboratory Corp. of America Holdings *                    6,600          432,762
Lincare Holdings, Inc. *                                 32,500        1,125,800
McKesson Corp.                                          160,500        8,461,560
Quest Diagnostics, Inc.                                  60,300        3,687,948
UnitedHealth Group, Inc.                                345,400       16,993,680
                                                                  --------------
                                                                      48,195,708
HOLDINGS COMPANIES/CONGLOMERATES - 0.33%
General Electric Company                                 57,500        2,029,750
Loews Corp.                                              52,500        1,989,750
Textron, Inc.                                            14,500        1,268,750
                                                                  --------------
                                                                       5,288,250
HOMEBUILDERS - 0.20%
Centex Corp.                                             16,300          857,706
KB Home (a)                                               8,600          376,680
Lennar Corp., Class A                                    20,900          945,725
NVR, Inc. * (a)                                           1,000          535,000
Pulte Homes, Inc. (a)                                    15,200          484,272
                                                                  --------------
                                                                       3,199,383
HOTELS & RESTAURANTS - 0.14%
Darden Restaurants, Inc.                                 16,500          700,755
Marriott International, Inc., Class A                    16,800          649,152
McDonald's Corp.                                         21,500          841,080
                                                                  --------------
                                                                       2,190,987
HOUSEHOLD APPLIANCES - 0.20%
Whirlpool Corp. (a)                                      39,100        3,288,701

HOUSEHOLD PRODUCTS - 0.10%
Energizer Holdings, Inc. *                                5,700          410,343
Newell Rubbermaid, Inc.                                  44,800        1,268,736
                                                                  --------------
                                                                       1,679,079
INDUSTRIAL MACHINERY - 0.79%
Caterpillar, Inc.                                        85,000        5,593,000
Cummins, Inc.                                             7,900          941,917
Deere & Company                                          26,000        2,181,660
Dover Corp.                                              14,000          664,160
Parker-Hannifin Corp.                                    19,000        1,476,870

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Terex Corp. *                                            20,700   $      936,054
W.W. Grainger, Inc.                                      16,600        1,112,532
                                                                  --------------
                                                                      12,906,193
INDUSTRIALS - 0.10%
Fastenal Company (a)                                     42,500        1,639,225

INSURANCE - 4.01%
AFLAC, Inc.                                             157,300        7,198,048
Allstate Corp.                                           34,900        2,189,277
Ambac Financial Group, Inc.                              31,200        2,581,800
American International Group, Inc.                      238,800       15,822,888
Aon Corp.                                               104,600        3,542,802
Brown & Brown, Inc. (a)                                  35,700        1,090,992
Chubb Corp.                                              24,300        1,262,628
CIGNA Corp.                                              13,000        1,512,160
Cincinnati Financial Corp.                                4,000          192,240
Fidelity National Financial, Inc.                        51,900        2,161,635
First American Corp.                                     12,200          516,548
Hartford Financial Services Group, Inc.                   9,600          832,800
Lincoln National Corp.                                   45,200        2,806,016
Marsh & McLennan Companies, Inc.                         17,100          481,365
MBIA, Inc.                                               28,200        1,732,608
MetLife, Inc.                                            21,500        1,218,620
MGIC Investment Corp.                                    24,900        1,493,253
Old Republic International Corp.                         67,850        1,502,877
PMI Group, Inc. (a)                                      37,500        1,642,875
Principal Financial Group, Inc.                          20,100        1,091,028
Progressive Corp.                                       186,500        4,576,710
Prudential Financial, Inc.                                5,200          396,500
Radian Group, Inc.                                       22,500        1,350,000
St. Paul Travelers Companies, Inc.                       24,100        1,130,049
TorchmarK Corp.                                          39,800        2,511,778
UnumProvident Corp.                                     101,900        1,975,841
W.R. Berkley Corp.                                       71,400        2,526,846
                                                                  --------------
                                                                      65,340,184
INTERNATIONAL OIL - 0.46%
Anadarko Petroleum Corp.                                106,100        4,650,363
ConocoPhillips                                           28,352        1,687,794
Hess Corp.                                               27,900        1,155,618
                                                                  --------------
                                                                       7,493,775
LEISURE TIME - 0.25%
International Game Technology, Inc.                      97,900        4,062,850

LIFE SCIENCES - 0.01%
Pharmaceutical Product Development, Inc.                  2,500           89,225

LIQUOR - 0.39%
Anheuser-Busch Companies, Inc.                          113,000        5,368,630
Brown Forman Corp., Class B                              12,900          988,785
                                                                  --------------
                                                                       6,357,415
MANUFACTURING - 1.20%
3M Company                                               21,900        1,629,798
Danaher Corp.                                            95,300        6,544,251

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Eaton Corp.                                              30,600   $    2,106,810
Harley-Davidson, Inc. (a)                                39,400        2,472,350
Illinois Tool Works, Inc.                               123,400        5,540,660
Rockwell Automation, Inc.                                22,300        1,295,630
                                                                  --------------
                                                                      19,589,499
MEDICAL-HOSPITALS - 0.01%
Health Management Associates, Inc., Class A               4,600           96,140

OFFICE FURNISHINGS & SUPPLIES - 0.25%
Avery Dennison Corp.                                      2,800          168,476
Office Depot, Inc. *                                     98,000        3,890,600
                                                                  --------------
                                                                       4,059,076
PAPER - 0.11%
International Paper Company                              39,200        1,357,496
Temple-Inland, Inc. (a)                                  10,000          401,000
                                                                  --------------
                                                                       1,758,496
PETROLEUM SERVICES - 1.41%
Baker Hughes, Inc.                                       40,200        2,741,640
Exxon Mobil Corp.                                       300,200       20,143,420
                                                                  --------------
                                                                      22,885,060
PHARMACEUTICALS - 6.90%
Abbott Laboratories                                      87,800        4,263,568
Allergan, Inc.                                           13,600        1,531,496
AmerisourceBergen Corp.                                 126,000        5,695,200
Barr Pharmaceuticals, Inc. *                             23,600        1,225,784
Bristol-Myers Squibb Company                            232,200        5,786,424
Endo Pharmaceutical Holdings, Inc. *                      6,600          214,830
Forest Laboratories, Inc. *                             216,900       10,977,309
King Pharmaceuticals, Inc. *                            103,500        1,762,605
Merck & Company, Inc.                                   853,500       35,761,650
Pfizer, Inc.                                          1,595,600       45,251,216
                                                                  --------------
                                                                     112,470,082
PHOTOGRAPHY - 0.06%
Eastman Kodak Company (a)                                41,400          927,360

PUBLISHING - 0.15%
Gannett Company, Inc.                                    44,100        2,506,203

RAILROADS & EQUIPMENT - 0.67%
Burlington Northern Santa Fe Corp.                       65,400        4,802,976
CSX Corp.                                                31,900        1,047,277
Norfolk Southern Corp.                                   34,000        1,497,700
Union Pacific Corp.                                      40,400        3,555,200
                                                                  --------------
                                                                      10,903,153
RETAIL GROCERY - 0.84%
Safeway, Inc.                                           148,400        4,503,940
SUPERVALU, Inc.                                          71,808        2,129,107
The Kroger Company                                      302,400        6,997,536
                                                                  --------------
                                                                      13,630,583
RETAIL TRADE - 7.85%
Abercrombie & Fitch Company, Class A                      6,100          423,828
American Eagle Outfitters, Inc.                          13,600          596,088

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Bed Bath & Beyond, Inc. *                                89,700   $    3,431,922
Best Buy Company, Inc.                                   45,500        2,436,980
Chico's FAS, Inc. *                                      10,300          221,759
Circuit City Stores, Inc.                                29,200          733,212
Costco Wholesale Corp.                                   92,100        4,575,528
CVS Corp.                                                 7,200          231,264
Dollar General Corp.                                     90,000        1,226,700
Family Dollar Stores, Inc.                               49,800        1,456,152
Foot Locker, Inc.                                        10,300          260,075
Gap, Inc.                                                11,400          216,030
Home Depot, Inc.                                        962,300       34,902,621
Kohl's Corp. *                                           35,100        2,278,692
Limited Brands, Inc.                                     44,600        1,181,454
Lowe's Companies, Inc.                                  773,900       21,715,634
Ross Stores, Inc.                                        27,500          698,775
Staples, Inc.                                           149,900        3,647,067
Target Corp.                                              7,500          414,375
The TJX Companies, Inc.                                  99,700        2,794,591
Tiffany & Company                                        20,100          667,320
Walgreen Company                                        164,500        7,302,155
Wal-Mart Stores, Inc.                                   734,700       36,235,404
Williams-Sonoma, Inc. (a)                                 6,200          200,818
                                                                  --------------
                                                                     127,848,444
SANITARY SERVICES - 0.25%
Ecolab, Inc.                                             21,200          907,784
Waste Management, Inc.                                   88,000        3,227,840
                                                                  --------------
                                                                       4,135,624
SEMICONDUCTORS - 0.32%
Applied Materials, Inc. (a)                              74,700        1,324,431
Intel Corp.                                             142,800        2,937,396
Intersil Corp., Class A                                   3,700           90,835
Microchip Technology, Inc.                                8,900          288,538
National Semiconductor Corp.                             26,600          625,898
                                                                  --------------
                                                                       5,267,098
SOFTWARE - 0.47%
BEA Systems, Inc. *                                      81,500        1,238,800
BMC Software, Inc. *                                     32,000          871,040
Citrix Systems, Inc. *                                   44,300        1,604,103
Intuit, Inc. *                                           54,700        1,755,323
Microsoft Corp.                                          77,600        2,120,808
Oracle Corp. *                                            1,100           19,514
                                                                  --------------
                                                                       7,609,588
STEEL - 0.18%
Nucor Corp.                                              59,000        2,919,910

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.65%
QUALCOMM, Inc.                                          286,900       10,428,815
Tellabs, Inc. *                                           8,400           92,064
                                                                  --------------
                                                                      10,520,879

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 3.91%
ALLTEL Corp.                                              1,600   $       88,800
AT&T, Inc.                                              621,360       20,231,482
BellSouth Corp.                                         410,100       17,531,775
CenturyTel, Inc.                                         31,800        1,261,506
Harris Corp.                                              3,600          160,164
Qwest Communications International, Inc. *
   (a)                                                  321,700        2,805,224
Verizon Communications, Inc.                            583,600       21,669,068
                                                                  --------------
                                                                      63,748,019
TOBACCO - 0.97%
Altria Group, Inc.                                      159,900       12,240,345
Reynolds American, Inc. (a)                              28,500        1,766,145
UST, Inc. (a)                                            33,500        1,836,805
                                                                  --------------
                                                                      15,843,295
TRANSPORTATION - 0.45%
C.H. Robinson Worldwide, Inc.                            79,000        3,521,820
Expeditors International of Washington, Inc.             86,400        3,851,712
                                                                  --------------
                                                                       7,373,532
TRUCKING & FREIGHT - 0.98%
Fedex Corp.                                             141,900       15,421,692
J.B. Hunt Transport Services, Inc.                       27,500          571,175
                                                                  --------------
                                                                      15,992,867
                                                                  --------------
TOTAL COMMON STOCKS (Cost $924,971,778)                           $  959,864,883
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 2.09%

U.S. TREASURY BONDS - 0.99%
   4.50% due 02/15/2036 (a)                      $   16,904,000       16,197,464

U.S. TREASURY NOTES - 1.10%
   4.75% due 08/31/2011 (a)                           8,360,000        8,369,146
   4.875% due 08/15/2016 (a)                          9,325,000        9,501,298
                                                                  --------------
                                                                      17,870,444
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $33,379,920)                                             $   34,067,908
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.39%

FEDERAL HOME LOAN BANK - 0.12%
   2.625% due 07/15/2008                                370,000          355,304
   4.50% due 11/15/2012                                 500,000          488,187
   5.80% due 09/02/2008                               1,000,000        1,012,188
                                                                  --------------
                                                                       1,855,679
FEDERAL HOME LOAN MORTGAGE CORP. - 0.56%
   4.648% due 07/01/2035                              1,350,397        1,328,204
   5.00% due 07/15/2014                                 270,000          270,534
   5.00% TBA **                                       4,040,000        3,884,711
   6.00% due 08/01/2017                                 158,598          160,884
   6.50% due 03/01/2017                                 117,315          119,813
   6.50% TBA **                                       3,350,000        3,411,767
                                                                  --------------
                                                                       9,175,913
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   11.62%
   3.766% due 07/01/2033 (b)                             80,450           78,991

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (CONTINUED)
   4.375% due 03/15/2013                         $    4,250,000   $    4,115,271
   4.50% due 10/01/2018                               3,296,116        3,189,999
   4.50% TBA **                                      14,430,000       13,920,448
   5.00% due 12/01/2034 to 07/01/2035                14,918,400       14,363,051
   5.00% TBA **                                      38,630,000       37,455,677
   5.50% due 07/01/2017 to 09/01/2034                22,250,411       22,047,326
   5.50% TBA **                                      23,140,000       22,937,369
   6.00% due 07/01/2016 to 03/01/2036                18,456,602       18,575,588
   6.00% TBA **                                      27,322,000       27,523,399
   6.25% due 05/15/2029                                 875,000          999,631
   6.50% due 02/01/2036                                 690,727          703,410
   6.50% TBA **                                      12,587,000       12,830,308
   6.625% due 09/15/2009 to 11/15/2010                2,980,000        3,164,547
   7.00% due 12/01/2012 to 10/25/2041                 2,998,678        3,073,031
   7.00% TBA **                                       4,075,000        4,184,516
   7.50% due 11/01/2030 to 07/01/2031                   125,059          129,409
                                                                  --------------
                                                                     189,291,971
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.09%
   5.00% due 01/15/2035 to 04/15/2035                   935,460          909,053
   5.50% due 03/15/2035                                 615,187          611,142
                                                                  --------------
                                                                       1,520,195
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $200,257,082)                                            $  201,843,758
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.19%

CHILE - 0.11%
Republic of Chile
   5.90% due 01/28/2008 (b)                           1,800,000        1,803,600

INDONESIA - 0.05%
Republic of Indonesia
   7.50% due 01/15/2016 (a)                             800,000          854,000

MEXICO - 0.01%
Government of Mexico
   9.875% due 02/01/2010                                 95,000          108,395

PERU - 0.02%
Republic of Peru
   7.35% due 07/21/2025                                 250,000          266,500
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $2,948,181)                                              $    3,032,495
                                                                  --------------
CORPORATE BONDS - 12.49%

AEROSPACE - 0.04%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                                443,280          466,265
   7.156% due 12/15/2011                                236,236          245,300
                                                                  --------------
                                                                         711,565
AIR TRAVEL - 0.00%
Delta Air Lines, Inc.
   8.00% due 12/15/2007                                  75,000           20,813

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AUTO SERVICES - 0.03%
Erac USA Finance Company
   6.70% due 06/01/2034                          $      490,000   $      516,561
AUTOMOBILES - 0.07%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                                 100,000           97,651
   5.875% due 03/15/2011                              1,080,000        1,081,419
                                                                  --------------
                                                                       1,179,070
BANKING - 0.68%
BAC Capital Trust XI
   6.625% due 05/23/2036                              1,405,000        1,482,239
Banco Santander Chile
   5.74% due 12/09/2009 (b)                           2,270,000        2,275,675
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                            150,000          143,818
DBS Bank, Ltd.
   7.125% due 05/15/2011                                100,000          107,211
HBOS PLC
   5.375% due 11/29/2049 (b)                            190,000          186,622
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                              80,000           76,926
MBNA America Bank
   5.375% due 01/15/2008                                250,000          250,009
RBS Capital Trust IV
   6.1669% due 09/29/2049 (b)                           320,000          321,202
Union Bank of California, N.A.
   5.95% due 05/11/2016                               2,320,000        2,392,363
Wachovia Capital Trust III
   5.80% due 03/15/2042 (b)                           2,000,000        2,005,428
Washington Mutual Bank, Series BKNT
   6.75% due 05/20/2036                               1,040,000        1,117,040
Washington Mutual, Inc.
   4.20% due 01/15/2010                                 210,000          203,333
   5.6869% due 03/22/2012 (b)                           110,000          109,699
Wells Fargo Company
   3.50% due 04/04/2008                                 500,000          488,114
                                                                  --------------
                                                                      11,159,679
BROADCASTING - 0.14%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                 125,000          131,794
News America Holdings, Inc.
   6.75% due 01/09/2038                                  30,000           31,079
Viacom, Inc.
   6.25% due 04/30/2016                                 975,000          966,445
   6.875% due 04/30/2036                              1,250,000        1,235,735
                                                                  --------------
                                                                       2,365,053
CABLE AND TELEVISION - 0.35%
Comcast Corp.
   6.50% due 11/15/2035                               1,000,000        1,006,965
Comcast Corp., Class A
   7.05% due 03/15/2033                               1,344,000        1,439,194
Cox Communications, Inc., Class A
   4.625% due 06/01/2013                                757,000          703,635
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                600,000          707,638

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Time Warner, Inc.
   6.15% due 05/01/2007                          $    1,269,000   $    1,273,973
   7.625% due 04/15/2031                                130,000          143,607
   8.18% due 08/15/2007                                 400,000          409,292
                                                                  --------------
                                                                       5,684,304
CELLULAR COMMUNICATIONS - 0.08%
American Tower Corp.
   7.50% due 05/01/2012 (a)                             170,000          174,675
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                 767,000          980,533
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                140,000          158,200
                                                                  --------------
                                                                       1,313,408
CHEMICALS - 0.08%
Cytec Industries, Inc.
   6.75% due 03/15/2008                               1,113,000        1,126,339
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                235,000          229,677
                                                                  --------------
                                                                       1,356,016
COMMERCIAL SERVICES - 0.06%
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2015                               1,028,000          908,495

CRUDE PETROLEUM & NATURAL GAS - 0.01%
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                 170,000          177,630

DIVERSIFIED FINANCIAL SERVICES - 0.04%
Tate & Lyle International Finance PLC,
   Series 144A 5.00% due 11/15/2014 (a)                 690,000          651,090

DOMESTIC OIL - 0.07%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                150,000          159,630
Hess Corp.
   7.30% due 08/15/2031                                 820,000          923,346
                                                                  --------------
                                                                       1,082,976
DRUGS & HEALTH CARE - 0.01%
Wyeth
   4.375% due 03/01/2008                                145,000          143,121

ELECTRICAL UTILITIES - 1.22%
AES Gener SA
   7.50% due 03/25/2014 (a)                           1,500,000        1,557,767
American Electric Power Company, Inc.
   5.25% due 06/01/2015                                 930,000          904,542
Arizona Public Service Company
   5.50% due 09/01/2035                                 860,000          758,989
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                                 666,000          740,206
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                690,000          767,992
Constellation Energy Group Inc.
   7.60% due 04/01/2032                                 840,000          988,945
Consumers Energy Co.
   5.80% due 09/15/2035 (a)                           1,000,000          957,325

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Dominion Resources, Inc.
   4.75% due 12/15/2010                          $      835,000   $      814,214
   5.70% due 09/17/2012                                 200,000          201,205
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                               1,650,000        1,851,285
   8.50% due 04/01/2009                                 280,000          298,111
Enersis SA
   7.375% due 01/15/2014 (a)                            883,000          938,527
FirstEnergy Corp.
   6.45% due 11/15/2011                                 702,000          732,310
   7.375% due 11/15/2031                                530,000          612,757
Nevada Power Company
   6.65% due 04/01/2036                               1,500,000        1,550,253
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                 250,000          239,788
   6.05% due 03/01/2034                               1,850,000        1,860,752
PSEG Power LLC
   5.00% due 04/01/2014                                 150,000          142,940
   8.625% due 04/15/2031                                 50,000           64,830
Scottish Power PLC
   4.91% due 03/15/2010                                 190,000          186,873
TXU Corp., Series R
   6.55% due 11/15/2034                               1,960,000        1,846,073
TXU Electric Delivery Company
   6.375% due 01/15/2015                              1,695,000        1,749,977
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                  90,000           88,036
                                                                  --------------
                                                                      19,853,697
ELECTRONICS - 0.01%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                210,000          211,893

ENERGY - 1.15%
DTE Energy Company
   6.35% due 06/01/2016                               1,650,000        1,701,094
Duke Capital LLC
   6.75% due 02/15/2032 (a)                             929,000          984,702
Duke Energy Corp.
   3.75% due 03/05/2008                                 443,000          433,897
Enbridge Energy Partners L.P., Series B
   4.75% due 06/01/2013                               1,140,000        1,074,394
Enterprise Products Operating LP
   4.95% due 06/01/2010                                 850,000          831,433
Enterprise Products Operating LP, Series B
   5.00% due 03/01/2015 (a)                             943,000          884,348
   6.875% due 03/01/2033                                834,000          858,188
GS Caltex Corp.
   5.50% due 08/25/2014                                 778,000          768,510
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                 960,000          962,575
Marathon Oil Corp.
   6.80% due 03/15/2032 (a)                             996,000        1,106,235
Nexen, Inc.
   5.875% due 03/10/2035                                993,000          946,761
Northern Border Pipeline Company
   6.25% due 05/01/2007                                 986,000          990,249

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Sempra Energy
   4.75% due 05/15/2009                          $      733,000   $      723,467
TEPPCO Partners, L.P.
   6.125% due 02/01/2013                                872,000          880,758
Texas Gas Transmission Corp.
   4.60% due 06/01/2015                               1,860,000        1,729,995
TXU Energy Company, LLC
   7.00% due 03/15/2013                               3,632,000        3,813,193
                                                                  --------------
                                                                      18,689,799
FINANCIAL SERVICES - 2.65%
AXA Financial, Inc.
   7.75% due 08/01/2010                                 712,000          772,016
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                               1,645,000        1,668,584
Boeing Capital Corp.
   6.50% due 02/15/2012 (a)                           1,198,000        1,270,347
CIT Group, Inc.
   4.00% due 05/08/2008 (a)                             622,000          610,270
   5.75% due 09/25/2007                                 946,000          948,248
Citigroup, Inc.
   5.00% due 09/15/2014                                 200,000          194,855
   5.625% due 08/27/2012                              1,260,000        1,282,928
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                                 896,000          829,351
Dresdner Bank-New York
   7.25% due 09/15/2015                                 930,000        1,045,293
E*Trade Financial Corp.
   7.375% due 09/15/2013                                820,000          838,450
ERP Operating LP
   4.75% due 06/15/2009                                 190,000          187,332
FleetBoston Financial Corp.
   4.875% due 12/01/2006                                743,000          742,363
Fund American Companies, Inc.
   5.875% due 05/15/2013                              1,113,000        1,100,115
General Electric Capital Corp., Series A
   5.875% due 02/15/2012                              1,966,000        2,028,655
Goldman Sachs Group, Inc.
   4.125% due 01/15/2008 (a)                          1,050,000        1,036,628
   5.25% due 04/01/2013                               1,735,000        1,716,201
HSBC Finance Corp.
   4.625% due 01/15/2008                              1,432,000        1,422,135
HSBC USA, Inc.
   4.625% due 04/01/2014                                750,000          714,833
International Lease Finance Corp.
   3.50% due 04/01/2009                                 270,000          258,918
   4.55% due 10/15/2009                                 100,000           98,003
   4.75% due 07/01/2009                                 555,000          547,615
   5.875% due 05/01/2013                              1,317,000        1,351,708
John Deere Capital Corp., Series D
   4.125% due 01/15/2010                                625,000          605,109
JP Morgan Chase Capital XX
   6.55% due 09/29/2036                               1,670,000        1,684,260
JPMorgan Chase & Company
   5.35% due 03/01/2007                               2,075,000        2,074,282
   6.75% due 02/01/2011                               1,000,000        1,057,530

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc., Series N
   4.25% due 01/27/2010                          $      310,000   $      301,000
MBNA Capital, Series B
   6.2888% due 02/01/2027 (b)                           325,000          323,519
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                             240,000          257,050
Morgan Stanley
   6.75% due 04/15/2011                               1,920,000        2,029,893
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                            485,000          488,934
National Rural Utilities Cooperative Finance
   Corp.
   3.875% due 02/15/2008                              1,132,000        1,111,727
NiSource Finance Corp.
   6.15% due 03/01/2013                                 912,000          924,839
   7.875% due 11/15/2010                              1,530,000        1,650,442
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                               3,360,000        3,283,419
Popular North America, Inc.
   4.70% due 06/30/2009                               1,500,000        1,470,878
Popular North America, Inc., Series E
   6.125% due 10/15/2006                              1,439,000        1,439,263
Reliastar Financial Corp.
   6.50% due 11/15/2008                                 160,000          163,835
Residential Capital Corp.
   6.125% due 11/21/2008                              2,050,000        2,058,022
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
   06/30/2008 due 12/29/2049 (b)                        100,000          106,268
Skandinaviska Enskilda Banken AB
   5.471% due 03/29/2049 (b)                          1,100,000        1,052,404
SLM Corp., Series A
   5.00% due 04/15/2015                                 250,000          240,888
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                140,000          135,017
                                                                  --------------
                                                                      43,123,427
FOOD & BEVERAGES - 0.25%
Kellogg Company, Series B
   6.60% due 04/01/2011                                 200,000          210,434
Kraft Foods, Inc.
   5.25% due 06/01/2007                               1,747,000        1,744,084
Nabisco, Inc.
   7.55% due 06/15/2015                                 500,000          568,562
Smithfield Foods., Inc.
   7.00% due 08/01/2011                               1,483,000        1,494,123
                                                                  --------------
                                                                       4,017,203
FURNITURE & FIXTURES - 0.06%
Mohawk Industries Inc., Series C
   6.50% due 04/15/2007                               1,053,000        1,057,996

GAS & PIPELINE UTILITIES - 0.30%
CenterPoint Energy Resources Corp.
   6.15% due 05/01/2016                               1,345,000        1,373,891
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                                 660,000          600,414
   7.30% due 08/15/2033                                 986,000        1,069,557

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                          $      986,000   $      951,286
TransCanada Pipelines, Ltd.
   5.85% due 03/15/2036                                 932,000          926,005
                                                                  --------------
                                                                       4,921,153

HEALTHCARE SERVICES - 0.33%
Coventry Health Care, Inc.
   5.875% due 01/15/2012                              1,483,000        1,471,389
UnitedHealth Group, Inc.
   3.75% due 02/10/2009                               1,144,000        1,108,528
   5.375% due 03/15/2016                                650,000          643,111
   5.80% due 03/15/2036                                 305,000          299,498
WellPoint, Inc.
   3.50% due 09/01/2007                               1,173,000        1,151,405
   5.00% due 12/15/2014                                 686,000          663,116
                                                                  --------------
                                                                       5,337,047

HOLDINGS COMPANIES/CONGLOMERATES - 0.18%
General Electric Company
   5.00% due 02/01/2013                               1,665,000        1,646,187
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                               1,166,000        1,211,221
                                                                  --------------
                                                                       2,857,408

HOMEBUILDERS - 0.01%
Pulte Homes, Inc.
   6.25% due 02/15/2013                                 100,000          100,959

HOTELS & RESTAURANTS - 0.04%
Hilton Hotels Corp.
   8.25% due 02/15/2011                                 120,000          129,300
Marriott International, Inc.
   4.625% due 06/15/2012                                565,000          537,131
                                                                  --------------
                                                                         666,431

INDUSTRIAL MACHINERY - 0.07%
Caterpillar, Inc.
   7.25% due 09/15/2009                               1,050,000        1,111,695

INSURANCE - 1.45%
Ace INA Holdings, Inc.
   6.70% due 05/15/2036                               1,765,000        1,856,614
Allied World Assurance Holdings Ltd.
   7.50% due 08/01/2016                               1,100,000        1,167,516
AON Capital Trust A
   8.205% due 01/01/2027                              1,420,000        1,627,769
Assurant, Inc.
   6.75% due 02/15/2034                               1,965,000        2,074,132
CNA Financial Corp.
   5.85% due 12/15/2014                               1,525,000        1,512,243
Endurance Specialty Holdings Ltd.
   7.00% due 07/15/2034                                 870,000          870,091
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013                                696,000          665,542
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                               1,140,000        1,087,532
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                              1,785,000        1,826,890

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Markel Corp.
   6.80% due 02/15/2013                          $      945,000   $      975,198
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                              1,386,000        1,385,149
   5.375% due 07/15/2014                                533,000          512,611
MetLife, Inc.
   5.70% due 06/15/2035                               1,175,000        1,141,756
Monumental Global Funding
   5.20% due 01/30/2007                                 250,000          249,810
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                             250,000          245,620
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013 (a)                           1,200,000        1,213,980
Oil Casualty Insurance, Ltd.
   8.00% due 09/15/2034                               1,873,000        1,873,695
Prudential Financial, Inc.
   4.75% due 04/01/2014                                 125,000          119,527
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                              1,130,000        1,151,056
W.R. Berkley Corp.
    6.15% due 08/15/2019                              1,166,000        1,166,010
XL Capital, Ltd.
   5.25% due 09/15/2014                                 860,000          837,199
                                                                  --------------
                                                                      23,559,940

INTERNATIONAL OIL - 0.33%
Pemex Project Funding Master Trust
   6.125% due 08/15/2008                              1,500,000        1,509,000
   6.69% due 06/15/2010 (b)                             200,000          204,400
   7.375% due 12/15/2014                                500,000          540,500
Pioneer Natural Resources Company
   5.875% due 07/15/2016                                653,000          611,475
   6.875% due 05/01/2018                              1,270,000        1,261,679
Vintage Petroleum, Inc.
   8.25% due 05/01/2012                               1,120,000        1,184,400
                                                                  --------------
                                                                       5,311,454

INVESTMENT COMPANIES - 0.11%
Allied Capital Corp.
   6.625% due 07/15/2011                              1,835,000        1,870,562

LEISURE TIME - 0.12%
MGM Mirage, Inc.
   6.00% due 10/01/2009                               1,213,000        1,197,837
   6.75% due 04/01/2013                                 685,000          673,013
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                                135,000          133,987
                                                                  --------------
                                                                       2,004,837

LIQUOR - 0.08%
Anheuser-Busch Companies, Inc.
   6.50% due 02/01/2043 (a)                           1,232,000        1,357,902

MANUFACTURING - 0.09%
Tyco International Group SA
   6.375% due 10/15/2011                              1,450,000        1,520,022

METAL & METAL PRODUCTS - 0.15%
Alcan, Inc.
   5.00% due 06/01/2015                                 590,000          562,814

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
CODELCO, Inc.
   5.625% due 09/21/2035                         $    1,200,000   $    1,140,709
Inco Ltd.
   7.75% due 05/15/2012                                 680,000          734,688
                                                                  --------------
                                                                       2,438,211
MINING - 0.04%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                                 702,000          699,038

PETROLEUM SERVICES - 0.12%
Valero Logistics Operations LP
   6.05% due 03/15/2013                               1,875,000        1,901,473

PHARMACEUTICALS - 0.10%
Hospira, Inc.
   5.90% due 06/15/2014                                 110,000          109,491
Schering Plough Corp.
   5.55% due 12/01/2013                                 630,000          632,051
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                                 475,000          466,396
   6.15% due 02/01/2036                                 475,000          457,133
                                                                  --------------
                                                                       1,665,071
REAL ESTATE - 1.01%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                               1,763,000        1,830,017
Camden Property Trust, REIT
   5.00% due 06/15/2015                                 360,000          344,580
Colonial Properties Trust, REIT
   6.25% due 06/15/2014                               1,380,000        1,409,583
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                                125,000          121,156
Duke Realty Corp., REIT
   5.6469% due 12/22/2006 (b)                           690,000          690,118
Health Care Property Investors, Inc., REIT
   6.30% due 09/15/2016                               1,690,000        1,701,301
   6.45% due 06/25/2012                                 648,000          666,777
Health Care REIT, Inc.
   6.00% due 11/15/2013                                 523,000          521,090
   6.20% due 06/01/2016 (a)                             985,000          991,750
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                               2,100,000        2,207,629
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                                 150,000          151,488
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                              1,610,000        1,588,893
Rouse Company LP, REIT
   6.75% due 05/01/2013                               1,065,000        1,064,310
Rouse Company, REIT
   5.375% due 11/26/2013                              1,135,000        1,049,212
Simon Property Group LP, REIT
   5.75% due 12/01/2015                               1,000,000        1,008,021
   6.10% due 05/01/2016                               1,000,000        1,031,176
                                                                  --------------
                                                                      16,377,101

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.34%
Citizens Communications Company
   9.00% due 08/15/2031                          $      590,000   $      632,775
Deutsche Telekom International Finance BV
   8.00% due 06/15/2010                                 721,000          786,534
   8.25% due 06/15/2030 (b)                             510,000          623,062
France Telecom SA
   7.75% due 03/01/2011                                 470,000          514,921
   8.50% due 03/01/2031 (b)                           1,280,000        1,670,072
SBC Communications, Inc.
   4.125% due 09/15/2009                                 40,000           38,735
   5.10% due 09/15/2014                                  40,000           38,648
   5.625% due 06/15/2016                                550,000          543,967
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                 75,000           78,457
Verizon Global Funding Corp.
   7.375% due 09/01/2012                                618,000          675,964
                                                                  --------------
                                                                       5,603,135
TELEPHONE - 0.52%
AT&T, Inc.
   6.80% due 05/15/2036 (a)                             985,000        1,034,775
BellSouth Corp.
   4.20% due 09/15/2009                                 125,000          121,234
Sprint Capital Corp.
   6.125% due 11/15/2008                                882,000          894,920
   6.375% due 05/01/2009                                188,000          192,537
   6.875% due 11/15/2028                                188,000          190,531
   8.375% due 03/15/2012                              1,138,000        1,275,451
   8.75% due 03/15/2032                               1,205,000        1,469,496
Telecom Italia Capital SA
   4.00% due 01/15/2010                                 150,000          142,126
   4.00% due 11/15/2008                                 125,000          121,254
Verizon Communications, Inc.
   5.55% due 02/15/2016                               1,800,000        1,776,247
Verizon, New York, Inc.
   6.875% due 04/01/2012 (a)                          1,133,000        1,181,534
                                                                  --------------
                                                                       8,400,105
TOBACCO - 0.03%
Altria Group, Inc.
   7.00% due 11/04/2013                                 466,000          508,091

TRANSPORTATION - 0.01%
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                                 100,000          103,500

UTILITY SERVICE - 0.06%
Public Service Company of New Mexico
   4.40% due 09/15/2008                                 968,000          948,982
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $205,192,303)                         $  203,487,913
                                                                  --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 6.81%
Banc of America Commercial Mortgage, Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                          1,085,000        1,051,913

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Banc of America Commercial Mortgage, Inc.,
   Series 2005-5, Class G
   5.402% due 10/10/2015                         $    1,200,000   $    1,163,561
Banc of America Large Loan,
   Series 2005-BBA6, Class B
   5.54% due 01/15/2019 (b)                           3,290,000        3,291,439
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.59% due 03/15/2022 (b)                           2,740,000        2,741,682
Bank of America Commercial Mortgage, Inc.,
   Series 2005-5, Class XC
   0.042% IO due 10/10/2045                         391,029,081        1,986,780
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                 124,715          123,988
Bear Stearns Asset Backed Securities, Inc.,
   Series 2003-AC4, Class A
   5.00% due 09/25/2033                               1,093,003        1,073,281
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-AC5, Class A1
   5.25% due 10/25/2034                                 942,746          929,244
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-PWR6 MTG, Class X1
   0.063% IO due 11/11/2041                          60,066,521        1,082,261
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                               1,000,000          953,036
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW13, Class X1
   .048% due 09/11/2041                             116,000,000        1,594,536
Chase Commercial Mortgage Securities Corp,
   Series 1997-1, Class A2
   7.37% due 06/19/2029                                 496,161          496,357
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                              1,000,000        1,091,991
Commercial Mortgage, Series 2003-LB1A,
   Class A2
   4.084% due 06/10/2038                                375,000          350,673
Commercial Mortgage, Series 2005-C6, Class B
   5.2190% due 06/10/2044 (b)                         1,800,000        1,780,981
Commercial Mortgage, Series 2005-C6, Class G
   5.459% due 06/10/2044                              1,500,000        1,449,960
Commercial Mortgage, Series 2005-FL11,
   Class AJ
   5.53% due 11/15/2017 (b)                           1,835,000        1,835,526
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1A2
   4.673% due 08/25/2034 (b)                            736,381          730,409
Countrywide Home Loan Trust, Series 2003-57,
   Class A1
   5.50% due 01/25/2034                               1,082,027        1,076,611
Countrywide Home Loan Trust,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                                 112,418          111,635
Countrywide Home Loan Trust,
   Series 2005-HYB5
   4.9196% due 09/20/2035 (b)                         3,742,471        3,701,992

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Countrywide Home Loan Trust,
   Series 2005-HYB6,
   Class 1A1
   5.0512% due 10/20/2035 (b)                    $    3,314,294   $    3,299,517
Credit Suisse Mortgage Capital Certificates,
   Series 2006-C4, Class AJ
   5.538% due 09/15/2039 (b)                          1,845,000        1,854,225
Credit Suisse Mortgage Capital Certificates,
   Series 2006-C4, Class AX
   .0593% IO due 09/15/2039 (b)                     146,410,804        2,506,699
Credit Suisse Mortgage Capital Certificates,
   Series 2006-TFLA, Class B
   5.56% due 04/15/2021 (b)                           2,265,000        2,265,694
CS First Boston Mortgage Securities Corp,
   Series 2000-C1, Class A2
   7.545% due 04/15/2062                              1,533,000        1,634,352
CS First Boston Mortgage Securities Corp,
   Series 2003-CPN1, Class A1
   3.727% due 03/15/2035                              3,202,564        3,095,566
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                188,269          189,754
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                                250,000          252,275
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                 275,000          285,629
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                125,000          130,088
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                150,000          143,825
CS First Boston Mortgage Securities Corp.,
   Series 2005-5, Class 4A1
   6.25% due 07/25/2035                                 234,817          236,761
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class AX
   0.0852% IO due 02/15/2038 (b)                     97,514,545        1,162,490
CS First Boston Mortgage Securities Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)                          1,210,000        1,174,954
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class F
   5.3918% due 08/15/2038 (b)                         1,984,000        1,941,760
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class G
   5.3918% due 08/15/2038 (b)                         1,725,000        1,676,846
Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                  47,676           49,479
First Horizon Alternative Mortgage
   Securities,
   Series 2004-AA2, Class 2A1
   5.0123% due 08/25/2034 (b)                         2,609,396        2,594,862
First Union National Bank Commercial
   Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                278,646          281,309

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
First Union National Bank Commercial
   Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                         $      268,466   $      270,365
First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Class E
   6.778% due 11/18/2035                              1,333,000        1,439,861
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                               2,375,000        2,467,163
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                150,000          150,903
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                            925,000          906,362
G-Force LLC, Series 2005-RR2, Class A4B
   5.422% due 12/25/2039                              1,835,000        1,793,321
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class XC
   0.1085% IO due 08/10/2042 (b)                     82,113,077        1,363,594
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                                460,434          449,605
GS Mortgage Securities Corp. II, Series
   2004-GG2, Class XC
   0.1296% IO due 08/10/2038 (b)                    156,825,750        1,757,107
GS Mortgage Securities Corp. II, Series
   2005-GG4, Class E
   5.078% due 07/10/2039 (b)                          1,125,000        1,086,857
GS Mortgage Securities Corp. II, Series
   2005-GG4, Class XC
   0.1026% IO due 07/10/2039 (b)                     44,236,342          879,852
Hilton Hotels Pool Trust, Series 2000-HLTA,
   Class B
   5.83% due 10/03/2015 (b)                              95,000           96,004
JPMorgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2002-C1, Class A3
   5.376% due 07/12/2037                                370,000          372,779
JPMorgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2004-CBX, Class A2
   3.89% due 01/12/2037                                 375,000          366,086
LB-UBS Commercial Mortgage Trust, Series
   2000-C4, Class A2
   7.37% due 08/15/2026                               3,545,000        3,781,900
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class AJ
   4.843% due 07/15/2040                                850,000          817,586
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                            735,000          711,079
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                              2,500,000        2,481,134
Merrill Lynch Mortgage Trust, Series
   2005-MCP1, Class XC
   0.049% IO due 06/12/2043 (b)                      68,205,929          922,799

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Merrill Lynch Mortgage Trust,
   Series 2006-C2, Class X
   5.87% IO due 08/12/2026                       $   37,563,177   $    1,178,000
Merrill Lynch Mortgage Trust, Series
   2004-BPB1, Class XC
   0.058% IO due 09/12/2041                          44,760,970          892,171
Merrill Lynch Mortgage Trust, Series
   2005-CIP1, Class XC
   0.041% IO due 07/12/2038                         216,376,952        1,414,002
Merrill Lynch Mortgage Trust,
   Series 2006-C1, Class AM
   5.8441% due 05/12/2039 (b)                         2,615,000        2,683,670
Morgan Stanley Capital I, Series 1999-FNV1,
   Class A2
   6.53% due 03/15/2031                               1,109,085        1,133,215
Morgan Stanley Capital I, Series 2005-HQ6,
   Class B
   5.152% due 08/13/2042 (b)                          2,500,000        2,450,602
Morgan Stanley Capital I, Series 2006-T21,
   Class X
   0.152% IO due 10/12/2052 (b)                      53,100,379          758,114
Multi Security Asset Trust,
   Series 2005-RR4A, Class F
   5.88% due 11/28/2035 (b)                             946,000          925,813
Residential Asset Mortgage Products, Inc.,
   Series 2004-SL2, Class A1
   6.50% due 10/25/2016                               1,473,989        1,490,650
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                120,000          125,374
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                 85,334           85,809
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                                925,000          964,604
SBA CMBS Trust, Series 2005-1A, Class C
   5.731% due 11/15/2035                              1,118,000        1,125,890
Sequoia Mortgage Trust,
   Series 2005-3, Class A1
   5.53% due 05/20/2035 (b)                             987,366          988,189
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.5292% due 07/15/2027 (b)                            33,843           34,048
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C16, Class XC
   0.2348% IO due 10/15/2041 (b)                     34,675,250          634,949
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C27, Class XC
   0.061% IO due 07/15/2045 (b)                     122,550,207        1,200,661
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A3
   4.39% due 02/15/2041                               2,000,000        1,927,639
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.0731% IO due 03/15/2042 (b)                     80,378,343          738,950
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-WL5A, Class A2
   5.53% due 01/15/2018 (b)                             623,927          623,952

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Washington Mutual, Inc.,
   Series 2005-1, Class 6A1
   6.50% due 03/25/2035                          $      130,994   $      132,062
Washington Mutual, Inc.,
   Series 2005-AR12, Class 1A8
   4.8384% due 10/25/2035 (b)                         3,813,058        3,767,358
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR10, Class 2A6
   4.1089% due 06/25/2035 (b)                           275,000          279,190
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR16, Class 2A1
   4.9457% due 10/25/2035 (b)                         9,987,324        9,946,107
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $111,333,985)                                            $  111,009,317
                                                                  --------------
ASSET BACKED SECURITIES - 4.00%
Argent Securities, Inc., Series 2004-W1,
   Class M3
   6.78% due 03/25/2034 (b)                           2,000,000        2,020,749
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class C
   6.08% due 03/20/2050 (b)                           1,120,000        1,120,672
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class E
   7.43% due 03/20/2050 (b)                             746,000          746,746
Capital Trust Re CDO Ltd, Series 2005-3A,
   Class A1
   5.094% due 06/25/2035                              2,510,000        2,467,252
Centex Home Equity, Series 2001-B, Class A5
   6.83% due 07/25/2032                               1,652,556        1,646,660
Centex Home Equity, Series 2004-D, Class AF4
   4.68% due 06/25/2032                                 160,000          156,000
Centex Home Equity, Series 2005-A, Class M4
   6.13% due 01/25/2035 (b)                           1,416,000        1,428,989
Citigroup Mortgage Loan Trust, Inc., Series
   2005-OPT4, Class A2C
   5.58% due 07/25/2035 (b)                           4,328,000        4,335,181
Countryplace Manufactured Housing Contract
   Trust, Series 2005-1, Class A3
   4.80% due 12/15/2035 (b)                             275,000          262,926
Countrywide Asset-Backed Certificates,
   Series 2005-17, Class 1AF2
   5.363% due 05/25/2036 (b)                          3,000,000        2,988,282
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                            899,801          893,442
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.61% due 09/25/2033 (b)                              57,872           57,899
Credit-Based Asset Servicing and
   Securitization, Series 2006-MH1, Class B1
   6.25% due 09/25/2036                               1,080,000          959,105
Credit-Based Asset Servicing and
   Securitization, Series 2005-CB8,
   Class AF2
   5.303% due 12/25/2035                              2,500,000        2,490,190
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB2,
   Class AF2
   5.501% due 12/25/2036                              3,000,000        2,993,907
CW Capital Cobalt I, Series 2005-1A,
   Class A1
   5.68% due 05/25/2045 (b)                           2,106,267        2,106,267

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                         $       61,711   $       61,113
Equity One ABS, Inc.,
   Series 2004-1, Class M2
   5.115% due 04/25/2034                                666,000          652,192
Equity One ABS, Inc.,
   Series 2004-1, Class M3
   5.26% due 04/25/2034                               1,500,000        1,467,519
Equity One ABS, Inc.,
   Series 2004-2, Class AV2
   5.58% due 07/25/2034 (b)                             181,669          181,956
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FF3, Class A2C
   5.81% due 05/25/2034 (b)                              86,154           86,177
Green Tree Financial Corp.,
   Series 1996-8, Class A6
   7.60% due 10/15/2027                               1,194,332        1,240,652
Greenpoint Manufactured Housing,
   Series 2000-7, Class A1
   5.62% due 06/17/2022 (b)                             132,294          132,700
GSAA Home Equity Trust, Series 2006-10,
   Class AF3
   5.9846% due 06/25/2036 (b)                         3,000,000        3,033,282
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   5.69% due 11/25/2034 (b)                              37,004           37,038
JER CDO, Series 2006-2A, Class AFL
   5.655% due 03/25/2045                              1,600,000        1,600,000
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   6.03% due 02/25/2034 (b)                           1,600,000        1,604,036
MBNA Credit Card Master Note Trust, Series
   2002-C1, Class C1
   6.80% due 07/15/2014                                 500,000          533,652
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   5.62% due 11/25/2034 (b)                              47,736           47,750
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                             230,000          228,795
Newcastle CDO, Ltd.,
   Series 2005-7A, Class 2FL
   4.72% due 12/25/2050                               1,740,000        1,740,696
N-Star Real Estate CDO, Ltd.
   5.71% due 06/22/2051 (b)                           2,100,000        2,100,000
Option One Mortgage Loan Trust,
   Series 2005-1, Class M1
   5.85% due 02/25/2035 (b)                             866,000          869,878
Option One Mortgage Loan Trust,
   Series 2004-1, Class M1
   5.93% due 01/25/2034 (b)                             933,000          936,404
Ownit Mortgage Loan,
   Series 2006-1, Class AF2
   5.29% due 12/25/2036                               3,035,000        3,020,299
Ownit Mortgage Loan,
   Series 2006-2, Class A2B
   5.6329% due 01/25/2037 (b)                         2,500,000        2,505,470
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                          2,850,000        2,822,126
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-6, Class A2
   5.35% due 01/25/2036 (b)                           2,200,000        2,194,229

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                          $      220,869   $      219,598
Residential Asset Mortgage Products, Inc.,
   Series 2005-RS6, Class A12
   5.57% due 06/25/2035 (b)                           2,664,000        2,669,265
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                            250,000          247,163
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                            150,000          146,905
Residential Funding Mortgage Securities II,
   Series 2002-HI1, Class A7
   6.90% due 01/25/2033                               2,653,617        2,662,387
Specialty Underwriting & Residential
   Finance,
   Series 2004-BC4, Class A2B
   5.64% due 10/25/2035 (b)                             124,307          124,450
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   5.63% due 09/25/2034 (b)                              15,156           15,158
Structured Asset Securities Corp.,
   Series 2004-16XS, Class A2
   4.91% due 08/25/2034                                 576,548          573,473
Structured Asset Securities Corp.,
   Series 2004-19XS, Class A2
   4.37% due 10/25/2034                               2,700,000        2,672,463
Structured Asset Securities Corp.,
   Series 2004-6XS, Class M1
   4.92% due 03/25/2034                               1,666,000        1,624,485
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                                 180,000          180,269
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                             250,000          245,085
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $65,366,797)                                             $   65,150,932
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.15%
HONDURAS - 0.06%
Central American Bank for Economic
   Integration
   6.75% due 04/15/2013                                 900,000          941,784

VENEZUELA - 0.09%
Corporacion Andina de Fomento
   5.20% due 05/21/2013                               1,330,000        1,302,719
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                                220,000          234,393
                                                                  --------------
                                                                       1,537,112
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $2,538,486)                                              $    2,478,896
                                                                  --------------
SHORT TERM INVESTMENTS - 10.87%
Federal Home Loan Bank Discount Notes
   5.04% due 10/11/2006 ***                      $   83,000,000   $   82,895,005

MANAGED TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Federal National Mortgage Association
   Discount Notes
   zero coupon due 10/17/2006 ***                $   12,000,000   $   11,972,800
State Street Navigator Securities Lending
   Prime Portfolio (c)                               82,183,448       82,183,448
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost$176,823,787)                                             $  177,051,253
                                                                  --------------
REPURCHASE AGREEMENTS - 3.70%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at 3.95% to
   be repurchased at $60,341,856 on
   10/2/2006, collateralized by $45,635,000
   Federal Home Loan Mortgage Corp., 4.75%
   due 01/19/2016 (valued at $45,292,738,
   including interest) and $1,765,000
   Federal National Mortgage Association,
   6.00% due 07/25/2025 (valued at
   $1,729,700, including interest) and
   $14,370,000 Federal National Mortgage
   Association, 5.50% due 12/22/2015 (valued
   at $14,513,700, including interest)
   (c)***                                        $   60,322,000   $   60,322,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $60,322,000)                                             $   60,322,000
                                                                  --------------
TOTAL INVESTMENTS (MANAGED TRUST)
   (COST $1,783,134,319) - 111.62%                                $1,818,309,355
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (11.62)%                                                         (189,344,006)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,628,965,349
                                                                  ==============

MID CAP CORE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 81.88%

ADVERTISING - 1.34%
Omnicom Group, Inc.                                      48,152   $    4,507,027

AEROSPACE - 1.37%
Goodrich Corp.                                          113,690        4,606,719

AUTO PARTS - 1.28%
Genuine Parts Company                                    99,228        4,279,704

BANKING - 1.74%
Marshall & Ilsley Corp.                                  82,399        3,969,984
SVB Financial Group * (a)                                41,563        1,855,372
                                                                  --------------
                                                                       5,825,356

BIOTECHNOLOGY - 1.12%
Techne Corp. *                                           73,585        3,742,533

BUSINESS SERVICES - 5.98%
Cadence Design Systems, Inc. *                          312,219        5,295,234
H & R Block, Inc.                                       212,949        4,629,512
Pitney Bowes, Inc.                                       95,538        4,239,021

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Rentokil Initial PLC                                  1,051,186   $    2,882,166
The ServiceMaster Company                               269,405        3,020,030
                                                                  --------------
                                                                      20,065,963
CABLE AND TELEVISION - 1.56%
E.W. Scripps Company, Class A                           109,022        5,225,424
CHEMICALS - 4.13%
Rohm & Haas Company                                     112,887        5,345,200
Sigma-Aldrich Corp. (a)                                 112,681        8,526,571
                                                                  --------------
                                                                      13,871,771
COMPUTERS & BUSINESS EQUIPMENT - 1.93%
Xerox Corp. *                                           415,361        6,463,017
CONSTRUCTION MATERIALS - 1.41%
Sherwin-Williams Company                                 84,551        4,716,255
CONTAINERS & GLASS - 1.05%
Pactiv Corp. *                                          124,499        3,538,262
COSMETICS & TOILETRIES - 6.52%
Avon Products, Inc.                                     212,880        6,526,901
Estee Lauder Companies, Inc., Class A (a)               192,829        7,776,793
International Flavors & Fragrances, Inc. (a)            191,203        7,560,167
                                                                  --------------
                                                                      21,863,861
DRUGS & HEALTH CARE - 0.48%
ImClone Systems, Inc. * (a)                              56,851        1,610,020
ELECTRICAL UTILITIES - 1.59%
Wisconsin Energy Corp.                                  123,494        5,327,531
FOOD & BEVERAGES - 2.85%
Cadbury Schweppes PLC                                   898,475        9,559,568
FUNERAL SERVICES - 2.25%
Service Corp. International                             809,991        7,565,316
GAS & PIPELINE UTILITIES - 1.44%
UGI Corp.                                               198,266        4,847,604
HEALTHCARE PRODUCTS - 0.84%
Kinetic Concepts, Inc. * (a)                             90,073        2,833,697
HOLDINGS COMPANIES/CONGLOMERATES - 1.22%
Groupe Bruxelles Lambert SA                              38,331        4,092,101
INDUSTRIAL MACHINERY - 5.57%
Atlas Copco AB, Series A                                 64,800        1,705,683
Dover Corp.                                             103,829        4,925,648
FMC Technologies, Inc. *                                 53,583        2,877,407
ITT Corp.                                                34,062        1,746,359
Pall Corp.                                              103,011        3,173,769
Parker-Hannifin Corp.                                    32,104        2,495,444
W.W. Grainger, Inc.                                      26,137        1,751,701
                                                                  --------------
                                                                      18,676,011
INSURANCE - 5.55%
Axis Capital Holdings, Ltd.                             122,190        4,238,771
Genworth Financial, Inc.                                130,229        4,559,317
Marsh & McLennan Companies, Inc.                        133,708        3,763,880

MID CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
XL Capital, Ltd., Class A                                87,924   $    6,040,379
                                                                  --------------
                                                                      18,602,347
INTERNATIONAL OIL - 0.77%
Noble Corp.                                              40,350        2,589,663
INTERNET SOFTWARE - 1.56%
Juniper Networks, Inc. *                                104,770        1,810,426
McAfee, Inc. *                                          139,337        3,408,183
                                                                  --------------
                                                                       5,218,609
LIFE SCIENCES - 2.61%
PerkinElmer, Inc.                                       177,980        3,369,161
Waters Corp. *                                          118,885        5,383,113
                                                                  --------------
                                                                       8,752,274
LIQUOR - 1.31%
Heineken NV                                              96,082        4,396,735
MANUFACTURING - 1.06%
Mettler-Toledo International, Inc. *                     53,926        3,567,205
MEDICAL-HOSPITALS - 1.13%
Health Management Associates, Inc., Class A             181,643        3,796,339
PAPER - 0.99%
MeadWestvaco Corp. (a)                                  125,605        3,329,788
PETROLEUM SERVICES - 1.72%
Japan Petroleum Exploration Company, Ltd.                34,000        2,068,814
Smith International, Inc.                                95,558        3,707,650
                                                                  --------------
                                                                       5,776,464
PHARMACEUTICALS - 3.16%
Forest Laboratories, Inc. *                              91,474        4,629,499
Hospira, Inc. *                                          93,007        3,559,378
Warner Chilcott, Ltd., Class A * (a)                    180,749        2,403,962
                                                                  --------------
                                                                      10,592,839
PUBLISHING - 1.10%
Mcclatchy Company, Class A                               87,182        3,678,208
RETAIL GROCERY - 2.34%
SUPERVALU, Inc.                                         120,534        3,573,833
The Kroger Company                                      184,648        4,272,755
                                                                  --------------
                                                                       7,846,588
RETAIL TRADE - 3.38%
99 Cents Only Stores * (a)                              216,391        2,559,906
Gap, Inc.                                               240,913        4,565,301
RadioShack Corp. (a)                                    218,055        4,208,461
                                                                  --------------
                                                                      11,333,668
SANITARY SERVICES - 1.50%
Republic Services, Inc.                                 124,913        5,022,752
SEMICONDUCTORS - 2.02%
Analog Devices, Inc.                                    101,411        2,980,469
Linear Technology Corp.                                 121,606        3,784,379
                                                                  --------------
                                                                       6,764,848
SOFTWARE - 1.41%
Business Objects, SADR * (a)                            138,585        4,724,363

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

STEEL - 1.05%
Tenaris SA, ADR                                          99,724   $    3,528,235

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.59%
ADTRAN, Inc.                                            169,406        4,038,639
SK Telecom Company, Ltd., ADR                           196,916        4,653,125
                                                                  --------------
                                                                       8,691,764
TRAVEL SERVICES - 0.96%
Sabre Holdings Corp.                                    137,242        3,210,090
                                                                  --------------
TOTAL COMMON STOCKS (Cost $260,164,071)                           $  274,640,519
                                                                  --------------
PREFERRED STOCKS - 1.74%

HOUSEHOLD PRODUCTS - 1.74%
Henkel KGaA-Vorzug, Non-Voting                           41,948        5,835,816
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $4,761,368)                          $    5,835,816
                                                                  --------------
SHORT TERM INVESTMENTS - 7.20%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   24,160,110   $   24,160,110
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $24,160,110)                                             $   24,160,110
                                                                  --------------
REPURCHASE AGREEMENTS - 16.13%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 4.95% to be
   repurchased at $54,121,315 on 10/02/2006,
   collateralized by $40,900,000 Federal
   Home Loan Bank, 5.8% due 09/02/2008
   (valued at $41,653,092, including
   interest) and $13,745,000 Federal Home
   Loan Bank, 3.875% due 08/22/2008 (valued
   at $13,531,279, including interest) (c)       $   54,099,000   $   54,099,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $54,099,000)                                             $   54,099,000
                                                                  --------------
TOTAL INVESTMENTS (MID CAP CORE TRUST)
   (COST $343,184,549) - 106.95%                                  $  358,735,445
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (6.95)%                                                           (23,297,201)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  335,438,244
                                                                  ==============

MID CAP INDEX TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 96.82%

AEROSPACE - 0.31%
Alliant Techsystems, Inc. * (a)                          17,607   $    1,427,224
Sequa Corp., Class A *                                    3,485          327,102
                                                                  --------------
                                                                       1,754,326

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AIR TRAVEL - 0.37%
Airtran Holdings, Inc. * (a)                             46,121   $      457,520
Alaska Air Group, Inc. *                                 20,240          769,930
JetBlue Airways Corp. * (a)                              89,059          825,577
                                                                  --------------
                                                                       2,053,027
APPAREL & TEXTILES - 1.04%
Hanesbrands, Inc. *                                      46,900        1,055,719
Mohawk Industries, Inc. * (a)                            27,153        2,021,541
Polo Ralph Lauren Corp., Class A                         31,332        2,026,867
Timberland Company, Class A *                            25,999          747,991
                                                                  --------------
                                                                       5,852,118
AUTO PARTS - 1.18%
ArvinMeritor, Inc. (a)                                   35,818          510,048
BorgWarner, Inc.                                         29,122        1,664,905
Federal Signal Corp. (a)                                 24,398          372,069
Gentex Corp. (a)                                         74,521        1,058,943
Lear Corp.                                               34,181          707,547
Modine Manufacturing Company                             16,727          406,968
O'Reilly Automotive, Inc. *                              57,551        1,911,269
                                                                  --------------
                                                                       6,631,749
AUTO SERVICES - 0.53%
ADESA, Inc.                                              45,625        1,054,394
Avis Budget Group, Inc. *                                50,878          930,558
Copart, Inc. *                                           35,779        1,008,610
                                                                  --------------
                                                                       2,993,562
BANKING - 4.77%
Associated Banc-Corp.                                    67,100        2,180,750
Astoria Financial Corp.                                  43,878        1,352,320
Bank of Hawaii Corp.                                     25,635        1,234,582
Cathay General Bancorp, Inc. (a)                         26,156          944,232
City National Corp.                                      20,502        1,374,864
Colonial Bancgroup, Inc.                                 78,567        1,924,891
Cullen Frost Bankers, Inc.                               28,203        1,630,697
First Niagara Financial Group, Inc.                      56,097          817,894
FirstMerit Corp.                                         40,633          941,467
Greater Bay Bancorp                                      25,859          729,482
Investors Financial Services Corp. (a)                   33,532        1,444,558
Mercantile Bankshares Corp.                              63,626        2,307,715
New York Community Bancorp, Inc. (a)                    131,786        2,158,655
SVB Financial Group * (a)                                17,526          782,361
TCF Financial Corp.                                      57,194        1,503,630
Texas Regional Bancshares, Inc., Class A                 23,366          898,423
Washington Federal, Inc.                                 44,286          993,778
Webster Financial Corp.                                  26,669        1,256,377
Westamerica Bancorp (a)                                  15,828          799,472
Wilmington Trust Corp.                                   34,848        1,552,478
                                                                  --------------
                                                                      26,828,626
BIOTECHNOLOGY - 1.57%
Affymetrix, Inc. * (a)                                   34,349          740,564
Cephalon, Inc. * (a)                                     30,831        1,903,814
Charles River Laboratories International,
   Inc. *                                                34,669        1,504,981

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Invitrogen Corp. *                                       27,143   $    1,721,138
Martek Biosciences Corp. * (a)                           16,319          351,022
Millennium Pharmaceuticals, Inc. *                      160,038        1,592,378
Techne Corp. *                                           19,987        1,016,539
                                                                  --------------
                                                                       8,830,436
BROADCASTING - 0.27%
Belo Corp., Class A                                      44,575          704,731
Emmis Communications Corp., Class A *                    16,444          201,439
Entercom Communications Corp.                            14,126          355,975
Westwood One, Inc.                                       35,585          251,942
                                                                  --------------
                                                                       1,514,087
BUILDING MATERIALS & CONSTRUCTION - 0.28%
Dycom Industries, Inc. * (a)                             20,613          443,179
RPM International, Inc.                                  60,312        1,145,325
                                                                  --------------
                                                                       1,588,504
BUSINESS SERVICES - 5.53%
Acxiom Corp.                                             34,371          847,589
Alliance Data Systems Corp. *                            33,745        1,862,387
Banta Corp.                                              12,237          582,481
Brinks Company                                           24,016        1,274,289
Cadence Design Systems, Inc. *                          142,396        2,415,036
Catalina Marketing Corp. (a)                             18,565          510,537
Ceridian Corp. *                                         70,544        1,577,364
ChoicePoint, Inc. *                                      43,122        1,543,768
Corporate Executive Board Company                        20,435        1,837,311
CSG Systems International, Inc. *                        24,361          643,861
Deluxe Corp. (a)                                         26,094          446,207
DST Systems, Inc. *                                      29,635        1,827,590
Dun & Bradstreet Corp. *                                 31,881        2,390,756
Fair Isaac Corp.                                         31,912        1,167,022
Gartner Group, Inc., Class A *                           28,944          509,125
Harte-Hanks, Inc.                                        25,256          665,496
Jacobs Engineering Group, Inc. *                         29,866        2,231,886
Kelly Services, Inc., Class A (a)                        10,765          295,069
Korn/Ferry International * (a)                           22,190          464,659
Manpower, Inc.                                           43,976        2,694,410
MPS Group, Inc. *                                        52,566          794,272
Navigant Consulting Company *                            26,899          539,594
Reynolds & Reynolds Company, Class A                     27,416        1,083,206
Rollins, Inc.                                            15,159          320,006
Sotheby's Holdings, Inc., Class A                        28,108          906,202
SRA International, Inc., Class A * (a)                   20,748          623,685
The BISYS Group, Inc. *                                  61,113          663,687
Wind River Systems, Inc. * (a)                           38,334          410,557
                                                                  --------------
                                                                      31,128,052
CELLULAR COMMUNICATIONS - 0.53%
RF Micro Devices, Inc. *                                 97,241          737,087
Telephone & Data Systems, Inc.                           52,831        2,224,185
                                                                  --------------
                                                                       2,961,272

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CHEMICALS - 2.82%
Airgas, Inc.                                             39,487   $    1,428,245
Albemarle Corp.                                          19,972        1,085,079
Cabot Corp.                                              32,144        1,195,757
Chemtura Corp.                                          122,101        1,058,616
Cytec Industries, Inc.                                   21,076        1,171,615
Ferro Corp.                                              21,574          383,586
FMC Corp.                                                19,820        1,269,867
Lubrizol Corp.                                           34,743        1,588,797
Lyondell Chemical Company                               106,926        2,712,713
Minerals Technologies, Inc.                               9,959          531,810
Olin Corp.                                               36,863          566,216
Sensient Technologies Corp.                              23,532          460,521
The Scotts Company, Class A                              23,402        1,041,155
Valspar Corp.                                            51,605        1,372,693
                                                                  --------------
                                                                      15,866,670
COAL - 1.25%
Arch Coal, Inc.                                          72,852        2,106,151
Peabody Energy Corp.                                    134,161        4,934,442
                                                                  --------------
                                                                       7,040,593
COLLEGES & UNIVERSITIES - 0.59%
Career Education Corp. *                                 48,061        1,081,373
Corinthian Colleges, Inc. *                              43,720          472,613
DeVry, Inc. * (a)                                        30,158          641,461
ITT Educational Services, Inc. *                         16,758        1,111,055
                                                                  --------------
                                                                       3,306,502
COMPUTERS & BUSINESS EQUIPMENT - 3.31%
3Com Corp. *                                            200,029          882,128
Avocent Corp. *                                          25,957          781,825
CDW Corp.                                                30,455        1,878,464
Cognizant Technology Solutions Corp.,
   Class A *                                             71,512        5,296,179
Diebold, Inc.                                            33,313        1,450,115
Henry, Jack & Associates, Inc. (a)                       39,816          866,794
Ingram Micro, Inc., Class A *                            70,295        1,346,852
National Instruments Corp.                               28,747          785,943
Palm, Inc. * (a)                                         52,526          764,779
Plexus Corp. *                                           23,451          450,259
Sybase, Inc. *                                           45,415        1,100,860
Tech Data Corp. *                                        27,899        1,019,150
Western Digital Corp. *                                 112,013        2,027,435
                                                                  --------------
                                                                      18,650,783
CONSTRUCTION & MINING EQUIPMENT - 0.40%
Joy Global, Inc.                                         60,231        2,265,288
CONSTRUCTION MATERIALS - 0.68%
Florida Rock Industries, Inc.                            25,050          969,685
Granite Construction, Inc.                               17,199          917,567
Martin Marietta Materials, Inc.                          23,009        1,947,022
                                                                  --------------
                                                                       3,834,274

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CONTAINERS & GLASS - 0.59%
Longview Fibre Company                                   33,370   $      678,079
Packaging Corp. of America                               41,221          956,327
Sonoco Products Company                                  50,313        1,692,529
                                                                  --------------
                                                                       3,326,935
CRUDE PETROLEUM & NATURAL GAS - 2.14%
Helmerich & Payne, Inc.                                  53,390        1,229,572
Newfield Exploration Company *                           66,365        2,557,707
Patterson-UTI Energy, Inc.                               84,279        2,002,469
Pioneer Natural Resources Company                        63,300        2,476,296
Plains Exploration & Production Company *                38,928        1,670,401
Pogo Producing Company                                   29,454        1,206,141
Quicksilver Resources, Inc. * (a)                        27,941          891,318
                                                                  --------------
                                                                      12,033,904
DOMESTIC OIL - 1.19%
Denbury Resources, Inc. *                                60,533        1,749,403
Forest Oil Corp. *                                       27,759          876,907
Noble Energy, Inc.                                       89,627        4,086,095
                                                                  --------------
                                                                       6,712,405
DRUGS & HEALTH CARE - 0.43%
Hillenbrand Industries, Inc.                             31,144        1,774,585
Perrigo Company                                          38,578          654,669
                                                                  --------------
                                                                       2,429,254
EDUCATIONAL SERVICES - 0.22%
Laureate Education, Inc. *                               26,082        1,248,285

ELECTRICAL EQUIPMENT - 0.67%
AMETEK, Inc.                                             35,817        1,559,830
Hubbell, Inc., Class B                                   30,848        1,477,619
Varian, Inc. *                                           15,710          720,618
                                                                  --------------
                                                                       3,758,067
ELECTRICAL UTILITIES - 4.53%
Alliant Corp.                                            59,766        2,135,439
Black Hills Corp.                                        16,880          567,337
DPL, Inc.                                                57,939        1,571,306
Duquesne Light Holdings, Inc. (a)                        39,897          784,375
Great Plains Energy, Inc. (a)                            40,724        1,263,259
Hawaiian Electric Industries, Inc. (a)                   41,254        1,116,333
IDACORP, Inc.                                            21,725          821,422
Northeast Utilities                                      78,058        1,816,410
NSTAR                                                    54,209        1,808,412
OGE Energy Corp.                                         46,171        1,667,235
Pepco Holdings, Inc.                                     96,784        2,339,269
PNM Resources, Inc.                                      35,320          973,772
Puget Energy, Inc.                                       58,996        1,340,979
Quanta Services, Inc. * (a)                              60,152        1,014,163
Sierra Pacific Resources *                              112,104        1,607,571
Westar Energy, Inc.                                      44,273        1,040,858
Wisconsin Energy Corp.                                   59,371        2,561,265
WPS Resources Corp.                                      21,889        1,086,351
                                                                  --------------
                                                                      25,515,756

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS - 2.61%
Amphenol Corp., Class A                                  45,357   $    2,808,959
Arrow Electronics, Inc. *                                61,990        1,700,386
Avnet, Inc. *                                            64,759        1,270,571
DRS Technologies, Inc. (a)                               20,386          890,257
Imation Corp.                                            17,653          708,768
Kemet Corp. *                                            44,155          356,331
Mentor Graphics Corp. *                                  41,265          581,011
Synopsys, Inc. *                                         71,607        1,412,090
Teleflex, Inc.                                           20,299        1,129,436
Thomas & Betts Corp. *                                   26,403        1,259,687
Vishay Intertechnology, Inc. *                           93,615        1,314,355
Zebra Technologies Corp., Class A *                      35,945        1,284,674
                                                                  --------------
                                                                      14,716,525
ENERGY - 1.72%
Energy East Corp. (a)                                    74,964        1,778,146
Hanover Compressor Company * (a)                         52,362          954,036
MDU Resources Group, Inc.                                91,426        2,042,457
SCANA Corp.                                              58,877        2,370,977
Southwestern Energy Company *                            85,349        2,549,374
                                                                  --------------
                                                                       9,694,990
FINANCIAL SERVICES - 3.06%
A.G. Edwards, Inc.                                       38,750        2,064,600
AmeriCredit Corp. *                                      63,473        1,586,190
Eaton Vance Corp.                                        64,480        1,860,893
Fidelity National Information Services, Inc.             33,030        1,222,110
IndyMac Bancorp, Inc. (a)                                34,844        1,434,179
Jefferies Group, Inc.                                    51,246        1,460,511
Leucadia National Corp. (a)                              82,330        2,154,576
Moneygram International, Inc.                            42,905        1,246,819
Raymond James Financial, Inc.                            45,957        1,343,783
SEI Investments Company                                  31,994        1,797,743
Waddell & Reed Financial, Inc., Class A                  43,007        1,064,423
                                                                  --------------
                                                                      17,235,827
FOOD & BEVERAGES - 1.01%
Bob Evans Farms, Inc.                                    18,493          559,968
Hormel Foods Corp.                                       37,120        1,335,578
PepsiAmericas, Inc.                                      30,723          655,629
Smithfield Foods, Inc. *                                 50,278        1,358,511
The J.M. Smucker Company                                 29,118        1,396,208
Tootsie Roll Industries, Inc. (a)                        13,500          395,685
                                                                  --------------
                                                                       5,701,579
FOREST PRODUCTS - 0.26%
Rayonier, Inc.                                           38,862        1,468,984

FURNITURE & FIXTURES - 0.08%
Furniture Brands International, Inc. (a)                 24,524          466,937

GAS & PIPELINE UTILITIES - 2.38%
AGL Resources, Inc.                                      39,526        1,442,699
Aquila, Inc. *                                          189,858          822,085
Equitable Resources, Inc.                                61,247        2,142,420
National Fuel Gas Company                                42,329        1,538,659

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
ONEOK, Inc.                                              55,775   $    2,107,737
Questar Corp.                                            43,497        3,556,750
Vectren Corp.                                            38,675        1,038,424
WGL Holdings, Inc. (a)                                   24,754          775,790
                                                                  --------------
                                                                      13,424,564
HEALTHCARE PRODUCTS - 3.45%
Advanced Medical Optics, Inc. * (a)                      30,109        1,190,811
Beckman Coulter, Inc.                                    31,478        1,811,874
Cytyc Corp. *                                            57,107        1,397,979
DENTSPLY International, Inc.                             78,072        2,350,748
Edwards Lifesciences Corp. *                             29,641        1,380,974
Gen-Probe, Inc. *                                        26,294        1,232,926
Henry Schein, Inc. *                                     44,750        2,243,765
Intuitive Surgical, Inc. *                               18,674        1,969,173
ResMed, Inc. *                                           38,450        1,547,613
STERIS Corp.                                             32,904          791,670
Varian Medical Systems, Inc. *                           65,944        3,520,750
                                                                  --------------
                                                                      19,438,283
HEALTHCARE SERVICES - 1.68%
Apria Healthcare Group, Inc. *                           21,538          425,160
Covance, Inc. *                                          32,360        2,148,057
Health Net, Inc. *                                       58,856        2,561,413
Lincare Holdings, Inc. *                                 47,540        1,646,786
Omnicare, Inc.                                           61,583        2,653,611
                                                                  --------------
                                                                       9,435,027
HOMEBUILDERS - 0.87%
Beazer Homes USA, Inc. (a)                               19,896          776,740
Hovnanian Enterprises, Inc., Class A * (a)               18,499          542,760
M.D.C. Holdings, Inc. (a)                                17,573          816,266
Ryland Group, Inc. (a)                                   22,162          957,620
Toll Brothers, Inc. *                                    63,875        1,793,610
                                                                  --------------
                                                                       4,886,996
HOTELS & RESTAURANTS - 1.26%
Applebee's International, Inc.                           37,775          812,540
Boyd Gaming Corp.                                        21,476          825,538
Brinker International, Inc.                              41,982        1,683,058
CBRL Group, Inc.                                         15,691          634,387
OSI Restaurant Partners, Inc. (a)                        37,778        1,197,940
Ruby Tuesday, Inc. (a)                                   29,957          844,488
The Cheesecake Factory, Inc. *                           40,140        1,091,407
                                                                  --------------
                                                                       7,089,358
HOUSEHOLD PRODUCTS - 0.76%
Blyth, Inc.                                              12,726          309,624
Church & Dwight, Inc.                                    32,940        1,288,283
Energizer Holdings, Inc. *                               29,123        2,096,565
Tupperware Brands Corp.                                  30,803          599,426
                                                                  --------------
                                                                       4,293,898
INDUSTRIAL MACHINERY - 1.92%
AGCO Corp. *                                             46,192        1,170,967
Donaldson Company, Inc. (a)                              36,116        1,332,680

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Flowserve Corp. *                                        28,683   $    1,451,073
FMC Technologies, Inc. *                                 34,780        1,867,686
Graco, Inc.                                              34,434        1,344,992
Grant Prideco, Inc. *                                    66,250        2,519,488
Kennametal, Inc.                                         19,638        1,112,493
                                                                  --------------
                                                                      10,799,379
INDUSTRIALS - 0.92%
Crane Company                                            26,076        1,089,977
Fastenal Company                                         63,575        2,452,088
Harsco Corp.                                             21,322        1,655,653
                                                                  --------------
                                                                       5,197,718
INSURANCE - 5.97%
American Financial Group, Inc.                           23,540        1,104,732
Amerus Group Company                                     21,852        1,486,155
Arthur J. Gallagher & Company (a)                        49,332        1,315,684
Brown & Brown, Inc.                                      58,049        1,773,977
Everest Re Group, Ltd.                                   32,946        3,213,223
Fidelity National Financial, Inc.                        89,456        3,725,842
First American Corp.                                     49,051        2,076,819
Hanover Insurance Group, Inc.                            25,860        1,154,132
HCC Insurance Holdings, Inc.                             56,438        1,855,681
Horace Mann Educators Corp.                              21,824          419,676
Mercury General Corp.                                    18,038          894,865
Ohio Casualty Corp.                                      31,179          806,601
Old Republic International Corp.                        116,746        2,585,924
PMI Group, Inc.                                          43,900        1,923,259
Protective Life Corp.                                    35,485        1,623,439
Radian Group, Inc.                                       41,465        2,487,900
Stancorp Financial Group, Inc.                           27,594        1,231,520
Unitrin, Inc.                                            20,744          916,263
W.R. Berkley Corp.                                       85,463        3,024,536
                                                                  --------------
                                                                      33,620,228
INTERNET SOFTWARE - 0.88%
Checkfree Corp. *                                        45,146        1,865,433
F5 Networks, Inc. *                                      20,579        1,105,504
McAfee, Inc. *                                           80,964        1,980,379
                                                                  --------------
                                                                       4,951,316
LEISURE TIME - 0.43%
Callaway Golf Company                                    31,890          418,078
International Speedway Corp., Class A                    18,150          904,596
Scientific Games Corp., Class A *                        33,829        1,075,762
                                                                  --------------
                                                                       2,398,436
LIFE SCIENCES - 0.33%
Pharmaceutical Product Development, Inc.                 52,249        1,864,767

MANUFACTURING - 2.13%
Cameron International Corp. *                            56,637        2,736,134
Carlisle Companies, Inc.                                 15,637        1,315,072
Lancaster Colony Corp. (a)                               11,952          534,972
Mine Safety Appliances Company (a)                       15,324          546,147
Nordson Corp.                                            17,086          681,048

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Pentair, Inc.                                            51,323   $    1,344,149
Roper Industries, Inc.                                   44,156        1,975,539
SPX Corp.                                                29,361        1,569,052
Trinity Industries, Inc.                                 40,432        1,300,697
                                                                  --------------
                                                                      12,002,810
MEDICAL-HOSPITALS - 1.59%
Community Health Systems, Inc. * (a)                     47,982        1,792,128
Lifepoint Hospitals, Inc. *                              29,082        1,027,176
Psychiatric Solutions, Inc. *                            26,964          919,203
Triad Hospitals, Inc. *                                  44,598        1,963,650
Universal Health Services, Inc., Class B                 28,904        1,732,217
VCA Antech, Inc. *                                       42,257        1,523,787
                                                                  --------------
                                                                       8,958,161
METAL & METAL PRODUCTS - 1.43%
Commercial Metals Company                                60,820        1,236,471
Precision Castparts Corp.                                68,759        4,342,818
Reliance Steel & Aluminum Company                        32,550        1,046,157
Timken Company                                           47,709        1,420,774
                                                                  --------------
                                                                       8,046,220
MINING - 0.21%
Lincoln Electric Holding, Inc.                           21,611        1,176,719

MOBILE HOMES - 0.13%
Thor Industries, Inc. (a)                                18,125          746,206

NEWSPAPERS - 0.48%
Lee Enterprises, Inc.                                    23,287          587,764
Washington Post Company, Class B                          2,878        2,121,086
                                                                  --------------
                                                                       2,708,850
OFFICE FURNISHINGS & SUPPLIES - 0.39%
Herman Miller, Inc.                                      33,497        1,145,933
HNI Corp.                                                25,423        1,057,088
                                                                  --------------
                                                                       2,203,021
PAPER - 0.29%
Bowater, Inc. (a)                                        28,384          583,859
P.H. Glatfelter Company                                  22,705          307,653
Potlatch Corp. (a)                                       19,649          728,978
                                                                  --------------
                                                                       1,620,490
PETROLEUM SERVICES - 1.24%
ENSCO International, Inc.                                77,883        3,413,612
Pride International, Inc. *                              82,775        2,269,690
Tidewater, Inc.                                          29,614        1,308,643
                                                                  --------------
                                                                       6,991,945
PHARMACEUTICALS - 1.40%
Medicis Pharmaceutical Corp., Class A (a)                27,774          898,489
Par Pharmaceutical Companies, Inc. * (a)                 17,789          324,471
PDL BioPharma, Inc. * (a)                                58,292        1,119,206
Sepracor, Inc. * (a)                                     55,452        2,686,095
Valeant Pharmaceuticals International (a)                47,191          933,438
Vertex Pharmaceuticals, Inc. *                           56,743        1,909,402
                                                                  --------------
                                                                       7,871,101

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PUBLISHING - 0.46%
American Greetings Corp., Class A (a)                    29,026   $      671,081
Media General, Inc., Class A                             12,213          460,674
Readers Digest Association, Inc., Class A
   (a)                                                   48,911          633,887
Scholastic Corp. *                                       12,963          403,797
Valassis Communications, Inc. *                          24,261          428,207
                                                                  --------------
                                                                       2,597,646
RAILROADS & EQUIPMENT - 0.19%
GATX Corp. (a)                                           25,996        1,075,455

REAL ESTATE - 4.02%
AMB Property Corp., REIT                                 44,857        2,472,069
Developers Diversified Realty Corp., REIT                55,692        3,105,386
Highwoods Properties, Inc., REIT                         27,817        1,035,071
Hospitality Properties Trust, REIT                       37,688        1,778,874
Liberty Property Trust, REIT (a)                         45,688        2,183,429
Mack-California Realty Corp., REIT                       31,668        1,640,402
New Plan Realty Trust, Inc., REIT (a)                    53,191        1,438,817
Regency Centers Corp., REIT                              34,891        2,399,105
The Macerich Company, REIT                               36,445        2,782,940
United Dominion Realty Trust, Inc., REIT                 68,329        2,063,536
Weingarten Realty Investors, REIT                        40,065        1,723,596
                                                                  --------------
                                                                      22,623,225
RETAIL GROCERY - 0.08%
Ruddick Corp.                                            18,076          470,518

RETAIL TRADE - 7.46%
99 Cents Only Stores * (a)                               23,658          279,874
Abercrombie & Fitch Company, Class A                     44,702        3,105,895
Advance Auto Parts, Inc.                                 53,350        1,757,349
Aeropostale, Inc. *                                      26,809          783,627
American Eagle Outfitters, Inc.                          67,736        2,968,869
AnnTaylor Stores Corp. *                                 36,923        1,545,597
Barnes & Noble, Inc.                                     25,972          985,378
BJ's Wholesale Club, Inc. *                              32,939          961,160
Borders Group, Inc.                                      31,487          642,335
CarMax, Inc. *                                           54,029        2,253,550
Charming Shoppes, Inc. *                                 62,234          888,702
Chico's FAS, Inc. *                                      89,112        1,918,581
Claire's Stores, Inc.                                    48,318        1,408,953
Coldwater Creek, Inc. * (a)                              30,499          877,151
Dollar Tree Stores, Inc. *                               51,758        1,602,428
Foot Locker, Inc.                                        78,964        1,993,841
GameStop Corp., Class A * (a)                            38,154        1,765,767
Michael's Stores, Inc.                                   67,668        2,946,265
MSC Industrial Direct Company, Inc., Class A             27,775        1,131,553
Pacific Sunwear of California, Inc. *                    35,187          530,620
Payless ShoeSource, Inc. *                               33,353          830,490
PETsMART, Inc.                                           70,951        1,968,890
Pier 1 Imports, Inc. (a)                                 44,413          329,544
Regis Corp. (a)                                          23,017          825,159
Rent-A-Center, Inc. *                                    35,405        1,037,012
Ross Stores, Inc.                                        71,616        1,819,763
Saks, Inc. *                                             69,526        1,201,409

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
United Rentals, Inc. * (a)                               33,546   $      779,944
Urban Outfitters, Inc. * (a)                             57,059        1,009,374
Williams-Sonoma, Inc.                                    57,589        1,865,308
                                                                  --------------
                                                                      42,014,388
SANITARY SERVICES - 0.95%
Aqua America, Inc. (a)                                   66,688        1,463,135
Republic Services, Inc.                                  58,219        2,340,986
Stericycle, Inc. *                                       22,379        1,561,830
                                                                  --------------
                                                                       5,365,951
SEMICONDUCTORS - 3.82%
Atmel Corp. *                                           217,418        1,313,205
Cree, Inc. * (a)                                         39,198          788,272
Cypress Semiconductor Corp. * (a)                        71,632        1,272,900
Fairchild Semiconductor International,
   Inc. *                                                62,180        1,162,766
Integrated Device Technology, Inc. *                    101,311        1,627,055
International Rectifier Corp. *                          36,308        1,264,971
Intersil Corp., Class A                                  71,262        1,749,482
Lam Research Corp. *                                     71,999        3,263,715
Lattice Semiconductor Corp. *                            58,025          395,730
MEMC Electronic Materials, Inc. *                        84,514        3,095,748
Micrel, Inc. * (a)                                       30,055          288,227
Microchip Technology, Inc.                              109,085        3,536,536
Semtech Corp. *                                          36,971          471,750
Silicon Laboratories, Inc. *                             28,418          881,526
Triquint Semiconductor, Inc. *                           70,594          367,089
                                                                  --------------
                                                                      21,478,972
SOFTWARE - 0.71%
Activision, Inc. *                                      126,645        1,912,340
Advent Software, Inc. * (a)                              10,283          372,347
Macrovision Corp. *                                      26,844          635,934
McDATA Corp., Class A *                                  80,827          406,560
Transaction Systems Architects, Inc.,
   Class A *                                             19,043          653,556
                                                                  --------------
                                                                       3,980,737
STEEL - 0.32%
Steel Dynamics, Inc. (a)                                 23,109        1,165,849
Worthington Industries, Inc. (a)                         36,960          630,538
                                                                  --------------
                                                                       1,796,387
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.94%
ADTRAN, Inc.                                             32,866          783,525
Andrew Corp. *                                           80,650          744,399
Commscope, Inc. * (a)                                    29,943          983,927
Newport Corp. *                                          20,702          337,443
Plantronics, Inc. (a)                                    24,067          421,895
Polycom, Inc. *                                          44,763        1,098,036
Powerwave Technologies, Inc. * (a)                       57,118          434,097
UTStarcom, Inc. * (a)                                    53,971          478,723
                                                                  --------------
                                                                       5,282,045
TELEPHONE - 0.64%
Cincinnati Bell, Inc. *                                 125,327          604,076

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELEPHONE (CONTINUED)
Harris Corp.                                             67,938   $    3,022,562
                                                                  --------------
                                                                       3,626,638
TIRES & RUBBER - 0.04%
Bandag, Inc. (a)                                          5,822          238,935
TOBACCO - 0.09%
Universal Corp.                                          13,068          477,374

TRANSPORTATION - 2.09%
Alexander & Baldwin, Inc.                                21,858          969,839
C.H. Robinson Worldwide, Inc.                            88,005        3,923,263
Con-way, Inc.                                            24,340        1,090,919
Expeditors International of Washington, Inc.            108,250        4,825,785
Overseas Shipholding Group, Inc.                         15,050          929,639
                                                                  --------------
                                                                      11,739,445
TRUCKING & FREIGHT - 0.93%
J.B. Hunt Transport Services, Inc.                       53,848        1,118,423
Oshkosh Truck Corp.                                      37,372        1,886,165
Swift Transportation, Inc. *                             27,356          648,884
Werner Enterprises, Inc. (a)                             25,883          484,271
YRC Worldwide, Inc. * (a)                                29,191        1,081,235
                                                                  --------------
                                                                       5,218,978
                                                                  --------------
TOTAL COMMON STOCKS (Cost $495,924,093)                           $  545,121,504
                                                                  --------------
SHORT TERM INVESTMENTS - 12.47%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/04/2006                    $   11,300,000   $   11,295,154
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                               3,160,000        3,159,529
State Street Navigator Securities Lending
   Prime Portfolio (c)                               54,177,026       54,177,026
U.S. Treasury Bills
   zero coupon due 11/02/2006                         1,600,000        1,592,939
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $70,224,648)                                             $   70,224,648
                                                                  --------------
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
   (COST $566,148,741) - 109.29%                                  $  615,346,152
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (9.29)%                                                           (52,308,531)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  563,037,621
                                                                  ==============

MID CAP STOCK TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.13%

ADVERTISING - 0.94%
Focus Media Holding Ltd., ADR * (a)                     155,500   $    9,006,560

AEROSPACE - 2.69%
Alliant Techsystems, Inc. * (a)                         215,285       17,451,002
Rockwell Collins, Inc. (a)                              152,308        8,352,571
                                                                  --------------
                                                                      25,803,573

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AIR TRAVEL - 1.96%
Gol Linhas Aereas Inteligentes SA, ADR (a)              283,560   $    9,740,286
Southwest Airlines Company                              542,675        9,040,966
                                                                  --------------
                                                                      18,781,252
AUTO PARTS - 0.96%
LKQ Corp. * (a)                                         419,900        9,225,203

BIOTECHNOLOGY - 2.52%
Cephalon, Inc. * (a)                                    192,583       11,892,000
ICOS Corp. * (a)                                        276,888        6,938,814
Millennium Pharmaceuticals, Inc. * (a)                  537,117        5,344,314
                                                                  --------------
                                                                      24,175,128
BROADCASTING - 0.49%
Sirius Satellite Radio, Inc. * (a)                    1,212,725        4,741,755

BUILDING MATERIALS & CONSTRUCTION - 1.27%
Foster Wheeler, Ltd. * (a)                              316,700       12,221,453

BUSINESS SERVICES - 6.85%
Corporate Executive Board Company                        75,185        6,759,883
DST Systems, Inc. * (a)                                 147,900        9,120,993
Equifax, Inc.                                           379,500       13,931,445
Fluor Corp.                                              95,700        7,358,373
Manpower, Inc.                                          108,700        6,660,049
Resources Connection, Inc. * (a)                        564,100       15,112,239
URS Corp. *                                             174,500        6,786,305
                                                                  --------------
                                                                      65,729,287
CABLE AND TELEVISION - 1.05%
Gemstar-TV Guide International, Inc. * (a)            3,035,600       10,078,192

CELLULAR COMMUNICATIONS - 3.17%
American Tower Corp., Class A * (a)                     319,051       11,645,362
Crown Castle International Corp. * (a)                  250,680        8,833,963
Leap Wireless International, Inc. * (a)                 205,600        9,969,544
                                                                  --------------
                                                                      30,448,869
CHEMICALS - 2.27%
Kingboard Chemical Holdings, Ltd.                     3,176,500       11,496,650
Wacker Chemie AG *                                       86,946       10,236,221
                                                                  --------------
                                                                      21,732,871
COMMERCIAL SERVICES - 0.82%
Live Nation, Inc. * (a)                                 385,100        7,863,742

COMPUTERS & BUSINESS EQUIPMENT - 3.70%
Cognizant Technology Solutions Corp.,
   Class A *                                            117,033        8,667,464
Network Appliance, Inc. *                               725,800       26,861,858
                                                                  --------------
                                                                      35,529,322
CONSTRUCTION & MINING EQUIPMENT - 1.02%
Joy Global, Inc.                                        261,100        9,819,971

CONTAINERS & GLASS - 1.17%
Ball Corp.                                              276,700       11,192,515

COSMETICS & TOILETRIES - 0.91%
Alberto-Culver Company, Class B                         173,300        8,767,247

MID CAP STOCK TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS - 0.77%
Chesapeake Energy Corp. (a)                             253,072   $    7,334,027

DRUGS & HEALTH CARE - 1.80%
Shionogi & Company, Ltd.                                717,053       13,186,483
Zymogenetics, Inc. * (a)                                243,500        4,107,845
                                                                  --------------
                                                                      17,294,328
ELECTRICAL EQUIPMENT - 0.73%
Tektronix, Inc.                                         241,754        6,993,943

ELECTRONICS - 1.49%
Barco N.V.                                               52,286        4,785,902
Garmin, Ltd. (a)                                        195,100        9,516,978
                                                                  --------------
                                                                      14,302,880
ENERGY - 1.42%
Suntech Power Holdings Co., Ltd., ADR * (a)             527,500       13,625,325

FINANCIAL SERVICES - 7.87%
E*TRADE Financial Corp. *                               486,605       11,639,591
Julius Baer Holding, Ltd.                                89,028        8,892,121
Moneygram International, Inc.                           249,900        7,262,094
Nasdaq Stock Market, Inc. * (a)                         402,784       12,180,188
National Financial Partners Corp. (a)                   239,300        9,818,479
Nuveen Investments, Class A (a)                         235,200       12,049,296
State Street Corp. (c)                                  219,324       13,685,818
                                                                  --------------
                                                                      75,527,587
HEALTHCARE PRODUCTS - 4.69%
Dade Behring Holdings, Inc.                             227,800        9,148,448
Herbalife, Ltd. *                                       215,000        8,144,200
Hologic, Inc. * (a)                                     234,200       10,192,384
Kyphon, Inc. * (a)                                      317,700       11,888,334
The Medicines Company * (a)                             250,261        5,645,888
                                                                  --------------
                                                                      45,019,254
HEALTHCARE SERVICES - 2.21%
Covance, Inc. *                                         134,265        8,912,511
IMS Health, Inc. (a)                                    462,200       12,313,008
                                                                  --------------
                                                                      21,225,519
HOUSEHOLD PRODUCTS - 1.47%
Jarden Corp. * (a)                                      428,182       14,117,161

INTERNATIONAL OIL - 0.75%
Nabors Industries, Ltd. * (a)                           242,500        7,214,375

INTERNET CONTENT - 0.50%
Baidu.com *                                              55,200        4,832,208

INTERNET SERVICE PROVIDER - 0.52%
Redback Networks, Inc. * (a)                            356,900        4,953,772

INTERNET SOFTWARE - 1.07%
Checkfree Corp. *                                       126,300        5,218,716
Tencent Holdings, Ltd.                                2,183,600        5,027,694
                                                                  --------------
                                                                      10,246,410

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 1.93%
DreamWorks Animation SKG, Class A * (a)                 422,461   $   10,523,503
Harrah's Entertainment, Inc.                            120,325        7,993,190
                                                                  --------------
                                                                      18,516,693
LIFE SCIENCES - 0.99%
Pharmaceutical Product Development, Inc.                266,780        9,521,378

MANUFACTURING - 1.83%
Roper Industries, Inc.                                  146,900        6,572,306
Vallourec SA                                             47,278       11,030,188
                                                                  --------------
                                                                      17,602,494
MEDICAL-HOSPITALS - 1.09%
Health Management Associates, Inc., Class A             501,700       10,485,530

METAL & METAL PRODUCTS - 1.22%
Cameco Corp.                                            319,348       11,678,556

MINING - 2.02%
Potash Corp. of Saskatchewan, Inc.                       86,800        9,043,692
Teck Cominco, Ltd., Class B                             165,200       10,323,348
                                                                  --------------
                                                                      19,367,040
PETROLEUM SERVICES - 0.62%
BJ Services Company (a)                                 197,116        5,939,105

PHARMACEUTICALS - 4.70%
Alkermes, Inc. * (a)                                    269,599        4,273,144
Amylin Pharmaceuticals, Inc. * (a)                      250,733       11,049,803
Elan Corp. PLC, ADR * (a)                               488,700        7,516,206
Forest Laboratories, Inc. *                             343,138       17,366,214
Vertex Pharmaceuticals, Inc. * (a)                      144,810        4,872,857
                                                                  --------------
                                                                      45,078,224
RETAIL TRADE - 7.08%
Childrens Place Retail Stores, Inc. *                   101,400        6,492,642
Dick's Sporting Goods, Inc. * (a)                       214,600        9,768,592
Fossil, Inc. * (a)                                      525,000       11,308,500
GameStop Corp., Class A * (a)                            99,700        4,614,116
Kohl's Corp. *                                          293,100       19,028,052
Tiffany & Company (a)                                   356,693       11,842,208
Williams-Sonoma, Inc. (a)                               151,693        4,913,336
                                                                  --------------
                                                                      67,967,446
SANITARY SERVICES - 1.18%
Stericycle, Inc. * (a)                                  162,396       11,333,617

SEMICONDUCTORS - 4.87%
Fairchild Semiconductor International,
   Inc. *                                               507,300        9,486,510
Integrated Device Technology, Inc. *                    623,600       10,015,016
International Rectifier Corp. * (a)                     236,600        8,243,144
Linear Technology Corp.                                 328,100       10,210,472
Silicon-On-Insulator Technologies *                     302,776        8,757,868
                                                                  --------------
                                                                      46,713,010
SOFTWARE - 9.95%
Activision, Inc. * (a)                                1,156,300       17,460,130
Adobe Systems, Inc. *                                   509,000       19,062,050
American Reprographics Company * (a)                    201,100        6,447,266
Cognos, Inc. * (a)                                      246,589        9,000,498

MID CAP STOCK TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Red Hat, Inc. * (a)                                     437,500   $    9,222,500
Transaction Systems Architects, Inc.,
   Class A *                                            239,900        8,233,368
VeriFone Holdings, Inc. * (a)                           622,396       17,769,406
Verint Systems, Inc. *                                  277,100        8,326,855
                                                                  --------------
                                                                      95,522,073
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.15%
Amdocs, Ltd. *                                          228,900        9,064,440
NeuStar, Inc., Class A * (a)                            311,000        8,630,250
Polycom, Inc. *                                         512,600       12,574,078
                                                                  --------------
                                                                      30,268,768
TOYS, AMUSEMENTS & SPORTING GOODS - 0.50%
Marvel Entertainment, Inc. * (a)                        198,700        4,796,618

TRAVEL SERVICES - 0.92%
Ctrip.com International Ltd., ADR (a)                   197,200        8,864,140
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 860,848,806)                          $  951,458,421
                                                                  --------------
SHORT TERM INVESTMENTS - 25.60%
State Street Navigator Securities
Lending Prime Portfolio (c)                      $  245,745,378   $  245,745,378
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $ 245,745,378)                                           $  245,745,378
                                                                  --------------
REPURCHASE AGREEMENTS - 2.67%
Bank of New York Tri-Party
   Repurchase Agreement dated
   09/29/2006 at 5.37% to be
   repurchased at $25,611,456 on
   10/02/2006, collateralized by
   $25,854,294 Federal National
   Mortgage Association, 6.00% due
   10/02/2036 (valued at $ 26,758,358
   including interest)                           $   25,600,000   $   25,600,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $ 25,600,000)                                            $   25,600,000
                                                                  --------------
TOTAL INVESTMENTS (MID CAP STOCK TRUST)
   (COST $1,132,194,184) - 127.40%                                $1,222,803,799
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (27.40)%                                                         (263,025,941)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  959,777,858
                                                                  ==============

MID CAP VALUE EQUITY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 97.78%

ADVERTISING - 0.61%
The Interpublic Group of Companies, Inc. *
   (a)                                                   59,313   $      587,199

AEROSPACE - 0.47%
Goodrich Corp.                                           11,142          451,474

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AGRICULTURE - 0.80%
Archer-Daniels-Midland Company                            9,403   $      356,185
Monsanto Company                                          2,304          108,311
Mosaic Company * (a)                                     18,273          308,814
                                                                  --------------
                                                                         773,310
AIR TRAVEL - 0.81%
AMR Corp. * (a)                                           9,731          225,175
Continental Airlines, Inc., Class B * (a)                12,752          361,009
US Airways Group, Inc. * (a)                              4,550          201,702
                                                                  --------------
                                                                         787,886
APPAREL & TEXTILES - 2.44%
Liz Claiborne, Inc.                                      26,731        1,056,142
Mohawk Industries, Inc. * (a)                             3,824          284,697
VF Corp.                                                 14,130        1,030,783
                                                                  --------------
                                                                       2,371,622
AUTO PARTS - 0.60%
Genuine Parts Company                                     5,361          231,220
Johnson Controls, Inc.                                    4,842          347,365
                                                                  --------------
                                                                         578,585
AUTOMOBILES - 0.87%
Ford Motor Company                                      104,200          842,978

BANKING - 2.21%
AmSouth Bancorp.                                         33,110          961,514
Comerica, Inc.                                           14,736          838,773
Huntington Bancshares, Inc.                              14,480          346,507
                                                                  --------------
                                                                       2,146,794
BUILDING MATERIALS & CONSTRUCTION - 1.98%
American Standard Companies, Inc.                        36,223        1,520,279
Chicago Bridge & Iron Company NV                         16,617          399,805
                                                                  --------------
                                                                       1,920,084
BUSINESS SERVICES - 4.25%
Computer Sciences Corp. * (a)                            16,573          814,066
Dun & Bradstreet Corp. *                                  3,799          284,887
Electronic Data Systems Corp.                            47,066        1,154,058
Fluor Corp.                                               8,197          630,268
Pitney Bowes, Inc.                                        6,460          286,630
R.H. Donnelley Corp. * (a)                               18,059          955,321
                                                                  --------------
                                                                       4,125,230
CHEMICALS - 2.72%
Cabot Corp.                                               7,192          267,542
Eastman Chemical Company                                 16,121          870,856
Imperial Chemical Industries PLC (a)                     10,716          320,730
Lubrizol Corp.                                            5,610          256,545
PPG Industries, Inc.                                     13,818          926,912
                                                                  --------------
                                                                       2,642,585
COMPUTERS & BUSINESS EQUIPMENT - 0.29%
Diebold, Inc.                                             5,934          258,307
Xerox Corp. *                                             1,307           20,337
                                                                  --------------
                                                                         278,644

MID CAP VALUE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT - 0.33%
National Oilwell, Inc. *                                  5,487   $      321,264

CONSTRUCTION MATERIALS - 0.49%
USG Corp. * (a)                                          10,168          478,303

CRUDE PETROLEUM & NATURAL GAS - 2.03%
Newfield Exploration Company *                            9,570          368,828
Pioneer Natural Resources Company (a)                    22,278          871,515
Sunoco, Inc.                                             11,797          733,656
                                                                  --------------
                                                                       1,973,999
ELECTRICAL EQUIPMENT - 0.75%
Ballard Power Systems, Inc. * (a)                        14,850           84,497
Cooper Industries, Ltd., Class A                          7,111          605,999
Plug Power, Inc. * (a)                                   10,102           41,115
                                                                  --------------
                                                                         731,611
ELECTRICAL UTILITIES - 8.28%
American Electric Power Company, Inc.                    16,240          590,649
CMS Energy Corp. *                                       13,675          197,467
Consolidated Edison, Inc. (a)                            15,937          736,289
Constellation Energy Group, Inc.                          9,505          562,696
DPL, Inc. (a)                                            21,556          584,599
DTE Energy Company                                       16,894          701,270
Edison International                                     26,362        1,097,714
Mirant Corp. *                                           14,008          382,558
Pinnacle West Capital Corp.                              32,630        1,469,982
PPL Corp.                                                27,635          909,191
Reliant Energy, Inc. * (a)                               26,032          320,454
TECO Energy, Inc.                                        31,201          488,296
                                                                  --------------
                                                                       8,041,165
ELECTRONICS - 0.45%
Solectron Corp. *                                       133,442          435,021

ENERGY - 4.73%
Energy Conversion Devices, Inc. * (a)                     2,913          107,897
Energy East Corp. (a)                                    37,958          900,364
Fuelcell Energy, Inc. * (a)                               7,698           58,582
McDermott International, Inc. *                          29,016        1,212,869
MDU Resources Group, Inc.                                19,138          427,543
SCANA Corp.                                              11,947          481,106
Sempra Energy                                            14,985          752,996
Southwestern Energy Company *                             8,806          263,035
Xcel Energy, Inc. (a)                                    18,543          382,913
                                                                  --------------
                                                                       4,587,305
FINANCIAL SERVICES - 0.28%
Amvescap PLC                                             25,052          271,939

FOOD & BEVERAGES - 1.23%
Del Monte Foods Company                                  39,038          407,947
Tyson Foods, Inc., Class A                               49,391          784,329
                                                                  --------------
                                                                       1,192,276
FOREST PRODUCTS - 0.79%
Rayonier, Inc.                                           20,319          768,058

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES - 3.36%
El Paso Corp.                                            51,322   $      700,032
Enbridge, Inc. (a)                                       24,511          791,215
NiSource, Inc.                                           60,709        1,319,814
Questar Corp.                                             5,465          446,873
                                                                  --------------
                                                                       3,257,934
HEALTHCARE SERVICES - 3.15%
Health Net, Inc. *                                       19,256          838,021
Humana, Inc. *                                           24,256        1,603,079
McKesson Corp.                                            4,678          246,624
Omnicare, Inc.                                            8,550          368,420
                                                                  --------------
                                                                       3,056,144
HOLDINGS COMPANIES/CONGLOMERATES - 1.90%
Loews Corp.                                              36,101        1,368,228
Textron, Inc.                                             5,458          477,575
                                                                  --------------
                                                                       1,845,803
HOTELS & RESTAURANTS - 0.82%
Hilton Hotels Corp.                                      28,546          795,006

HOUSEHOLD APPLIANCES - 0.93%
Whirlpool Corp. (a)                                      10,704          900,313

INDUSTRIAL MACHINERY - 3.57%
AGCO Corp. * (a)                                         46,118        1,169,091
Dover Corp.                                               9,891          469,229
Ingersoll-Rand Company, Class A                          29,899        1,135,564
Manitowoc, Inc.                                           7,033          315,008
Terex Corp. *                                             8,277          374,286
                                                                  --------------
                                                                       3,463,178
INSURANCE - 14.40%
ACE, Ltd.                                                34,453        1,885,613
Aon Corp.                                                57,756        1,956,196
Axis Capital Holdings, Ltd.                              24,372          845,465
Conseco, Inc. *                                           9,982          209,522
Everest Re Group, Ltd.                                   23,687        2,310,193
Lincoln National Corp.                                   17,501        1,086,462
PartnerRe, Ltd. (a)                                      23,000        1,554,110
TorchmarK Corp.                                          11,085          699,574
Willis Group Holdings, Ltd. (a)                          17,014          646,532
XL Capital, Ltd., Class A                                40,596        2,788,945
                                                                  --------------
                                                                      13,982,612
INTERNATIONAL OIL - 1.68%
Hess Corp.                                               15,488          641,513
Nabors Industries, Ltd. *                                14,311          425,752
Weatherford International, Ltd. *                        13,469          561,927
                                                                  --------------
                                                                       1,629,192
INTERNET SOFTWARE - 0.51%
McAfee, Inc. *                                           20,095          491,524

LEISURE TIME - 1.98%
Regal Entertainment Group, Class A (a)                   44,100          874,062
Royal Caribbean Cruises, Ltd. (a)                        27,077        1,050,858
                                                                  --------------
                                                                       1,924,920

MID CAP VALUE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING - 3.72%
Cameron International Corp. *                            15,336   $      740,882
Eaton Corp.                                              14,189          976,913
Reddy Ice Holdings, Inc.                                 13,060          316,052
Rockwell Automation, Inc.                                11,853          688,659
Stanley Works                                            17,834          889,025
                                                                  --------------
                                                                       3,611,531
MEDICAL-HOSPITALS - 0.48%
Health Management Associates, Inc., Class A              22,449          469,184

METAL & METAL PRODUCTS - 0.50%
Phelps Dodge Corp.                                        5,722          484,653

MINING - 0.52%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                            9,536          507,887

PAPER - 0.75%
Bowater, Inc. (a)                                        12,120          249,308
MeadWestvaco Corp.                                        8,862          234,932
Temple-Inland, Inc.                                       5,948          238,515
                                                                  --------------
                                                                         722,755
PETROLEUM SERVICES - 3.01%
BJ Services Company                                      20,430          615,556
ENSCO International, Inc.                                 8,043          352,525
GlobalSantaFe Corp.                                      22,628        1,131,174
Smith International, Inc.                                13,040          505,952
Suncor Energy, Inc.                                       4,449          320,550
                                                                  --------------
                                                                       2,925,757
PHARMACEUTICALS - 2.08%
AmerisourceBergen Corp.                                  12,374          559,305
Hospira, Inc. *                                           5,987          229,123
King Pharmaceuticals, Inc. *                             20,609          350,971
Mylan Laboratories, Inc.                                 32,998          664,250
Watson Pharmaceuticals, Inc. *                            8,290          216,949
                                                                  --------------
                                                                       2,020,598
PHOTOGRAPHY - 0.66%
Eastman Kodak Company (a)                                28,763          644,291

PUBLISHING - 0.80%
Tribune Company (a)                                      23,799          778,703

RAILROADS & EQUIPMENT - 1.10%
CSX Corp.                                                32,629        1,071,210

REAL ESTATE - 1.84%
Boston Properties, Inc., REIT                             2,953          305,163
Crescent Real Estate Equities Company,
   REIT (a)                                              22,089          481,761
Equity Residential, REIT                                 19,740          998,449
                                                                  --------------
                                                                       1,785,373
RETAIL TRADE - 2.25%
Family Dollar Stores, Inc.                               28,065          820,620
Federated Department Stores, Inc.                        23,075          997,071
Ritchie Brothers Auctioneers, Inc.                        6,900          369,909
                                                                  --------------
                                                                       2,187,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES - 0.12%
Insituform Technologies, Inc., Class A *                  4,735   $      114,966

SEMICONDUCTORS - 2.46%
Intersil Corp., Class A                                  33,464          821,541
Microchip Technology, Inc.                               15,027          487,175
National Semiconductor Corp.                             45,763        1,076,804
                                                                  --------------
                                                                       2,385,520
SOFTWARE - 1.00%
BMC Software, Inc. *                                     35,556          967,834

STEEL - 0.31%
Nucor Corp.                                               6,152          304,463

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.65%
Citizens Communications Company                          36,644          514,482
Embarq Corp.                                              4,000          193,480
Tellabs, Inc. *                                          81,950          898,172
                                                                  --------------
                                                                       1,606,134
TELEPHONE - 2.63%
CenturyTel, Inc.                                         25,652        1,017,615
Qwest Communications International, Inc. *
   (a)                                                   83,808          730,806
Windstream Corp. * (a)                                   61,180          806,964
                                                                  --------------
                                                                       2,555,385
TOBACCO - 1.85%
Loews Corp. - Carolina Group                             20,700        1,146,573
Reynolds American, Inc. (a)                              10,508          651,181
                                                                  --------------
                                                                       1,797,754
TOYS, AMUSEMENTS & SPORTING GOODS - 0.34%
Hasbro, Inc.                                             14,365          326,804
                                                                  --------------
TOTAL COMMON STOCKS (Cost $96,699,592)                            $   94,922,360
                                                                  --------------
CORPORATE BONDS - 0.49%

TELEPHONE - 0.49%
Qwest Communications International, Inc.
   3.50% due 11/15/2025                          $      289,000          470,348
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $390,873)                             $      470,348
                                                                  --------------
SHORT TERM INVESTMENTS - 18.80%
Ebury Finance Ltd
   5.40% due 10/02/2006                          $    1,300,000   $    1,299,805
State Street Navigator Securities Lending
   Prime Portfolio (c)                               16,952,159       16,952,159
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $18,251,964)                                             $   18,251,964
                                                                  --------------
TOTAL INVESTMENTS (MID CAP VALUE EQUITY
   TRUST)
   (COST $115,342,429) - 117.07%                                  $  113,644,672
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.07)%                                                 (16,567,149)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   97,077,523
                                                                  ==============

MID CAP VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 97.06%

ADVERTISING - 2.44%
The Interpublic Group of Companies, Inc. *
   (a)                                                1,205,994   $   11,939,341

AGRICULTURE - 2.92%
Monsanto Company                                        102,504        4,818,713
Mosaic Company * (a)                                    561,471        9,488,860
                                                                  --------------
                                                                      14,307,573
AUTO PARTS - 1.81%
Genuine Parts Company                                   205,507        8,863,517

BROADCASTING - 2.00%
Clear Channel Communications, Inc.                      338,500        9,765,725

BUSINESS SERVICES - 6.51%
Cadence Design Systems, Inc. *                          589,771       10,002,516
R.H. Donnelley Corp. * (a)                              202,747       10,725,316
R.R. Donnelley & Sons Company                           337,861       11,135,899
                                                                  --------------
                                                                      31,863,731
CHEMICALS - 3.16%
Chemtura Corp.                                          626,369        5,430,619
Eastman Chemical Company                                185,738       10,033,567
                                                                  --------------
                                                                      15,464,186
COMPUTERS & BUSINESS EQUIPMENT - 1.45%
Sybase, Inc. *                                          291,844        7,074,298

CONTAINERS & GLASS - 4.30%
Ball Corp.                                              267,378       10,815,440
Pactiv Corp. *                                          359,627       10,220,599
                                                                  --------------
                                                                      21,036,039
CRUDE PETROLEUM & NATURAL GAS - 1.70%
EOG Resources, Inc.                                     127,985        8,325,424

ELECTRICAL EQUIPMENT - 1.73%
Hubbell, Inc., Class B                                  176,363        8,447,788

ELECTRICAL UTILITIES - 6.56%
Ameren Corp.                                            180,358        9,521,099
CMS Energy Corp. * (a)                                  643,777        9,296,140
Northeast Utilities                                     416,079        9,682,158
Puget Energy, Inc.                                      158,343        3,599,136
                                                                  --------------
                                                                      32,098,533
GAS & PIPELINE UTILITIES - 2.43%
NiSource, Inc.                                          431,449        9,379,701
Southwest Gas Corp.                                      75,655        2,520,825
                                                                  --------------
                                                                      11,900,526
HEALTHCARE PRODUCTS - 1.03%
Bausch & Lomb, Inc. (a)                                 100,555        5,040,822

HOTELS & RESTAURANTS - 2.37%
Brinker International, Inc.                             149,168        5,980,145
OSI Restaurant Partners, Inc.                           177,200        5,619,012
                                                                  --------------
                                                                      11,599,157
HOUSEHOLD PRODUCTS - 1.79%
Newell Rubbermaid, Inc. (a)                             178,721        5,061,379
Tupperware Brands Corp.                                 190,939        3,715,673
                                                                  --------------
                                                                       8,777,052

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 2.94%
CNH Global NV                                            73,654   $    1,709,510
Cummins, Inc.                                            43,483        5,184,478
W.W. Grainger, Inc.                                     112,012        7,507,044
                                                                  --------------
                                                                      14,401,032
INSURANCE - 11.02%
ACE, Ltd.                                                76,137        4,166,978
Aetna, Inc.                                             130,772        5,172,032
Conseco, Inc. *                                         376,237        7,897,215
Everest Re Group, Ltd.                                   51,730        5,045,227
Genworth Financial, Inc.                                143,883        5,037,344
PartnerRe, Ltd.                                         144,285        9,749,337
PMI Group, Inc.                                          44,646        1,955,941
SAFECO Corp.                                             89,420        5,269,521
XL Capital, Ltd., Class A                               140,414        9,646,442
                                                                  --------------
                                                                      53,940,037
INTERNET SOFTWARE - 2.32%
McAfee, Inc. *                                          432,546       10,580,075
Openwave Systems, Inc. * (a)                             82,300          770,328
                                                                  --------------
                                                                      11,350,403
MANUFACTURING - 1.68%
Snap-on, Inc.                                           184,966        8,240,235

METAL & METAL PRODUCTS - 1.53%
Timken Company                                          251,856        7,500,272

MINING - 0.53%
Potash Corp. of Saskatchewan, Inc.                       24,961        2,600,687

OFFICE FURNISHINGS & SUPPLIES - 1.82%
OfficeMax, Inc.                                         218,355        8,895,783

PAPER - 2.71%
Bowater, Inc. (a)                                       256,935        5,285,153
MeadWestvaco Corp.                                      301,021        7,980,067
                                                                  --------------
                                                                      13,265,220
PETROLEUM SERVICES - 3.19%
GlobalSantaFe Corp.                                     171,034        8,549,990
Halliburton Company                                     247,994        7,055,429
                                                                  --------------
                                                                      15,605,419
PHARMACEUTICALS - 4.06%
King Pharmaceuticals, Inc. *                            591,271       10,069,345
Mylan Laboratories, Inc.                                487,412        9,811,604
                                                                  --------------
                                                                      19,880,949
PUBLISHING - 1.21%
American Greetings Corp., Class A (a)                   255,326        5,903,137

REAL ESTATE - 1.99%
Host Hotels & Resorts, Inc., REIT                       423,974        9,721,724

RETAIL GROCERY - 2.68%
Safeway, Inc.                                           229,027        6,950,969
The Kroger Company                                      266,000        6,155,240
                                                                  --------------
                                                                      13,106,209

MID CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 3.09%
Federated Department Stores, Inc.                       169,748   $    7,334,811
Foot Locker, Inc.                                       307,274        7,758,668
                                                                  --------------
                                                                      15,093,479
SANITARY SERVICES - 1.03%
Allied Waste Industries, Inc. *                         447,200        5,039,944

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 7.08%
ADC Telecommunications, Inc. * (a)                      442,753        6,641,295
Avaya, Inc. * (a)                                       772,156        8,833,465
Embarq Corp.                                            123,800        5,988,206
JDS Uniphase Corp. * (a)                              2,289,900        5,014,881
Level 3 Communications, Inc. * (a)                      190,500        1,019,175
Tellabs, Inc. *                                         651,600        7,141,536
                                                                  --------------
                                                                      34,638,558
TELEPHONE - 3.29%
CenturyTel, Inc.                                        131,447        5,214,502
Qwest Communications International, Inc. *
   (a)                                                1,248,212       10,884,409
                                                                  --------------
                                                                      16,098,911
TRAVEL SERVICES - 2.69%
Sabre Holdings Corp.                                    561,635       13,136,643
                                                                  --------------
TOTAL COMMON STOCKS (Cost $404,534,506)                           $  474,922,354
                                                                  --------------
SHORT TERM INVESTMENTS - 14.10%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   68,971,512   $   68,971,512
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $68,971,512)                                             $   68,971,512
                                                                  --------------
REPURCHASE AGREEMENTS - 2.64%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $12,930,255 on 10/02/2006,
   collateralized by $13,185,000 Federal
   National Mortgage Association, 6.25% due
   02/28/2017 (valued at $13,185,000,
   including interest) (c)                       $   12,926,000   $   12,926,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,926,000)                                             $   12,926,000
                                                                  --------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
   (COST $486,432,018) - 113.80%                                  $  556,819,866
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (13.80)%                                                 (67,538,398)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  489,281,468
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 94.72%

ADVERTISING - 0.44%
Lamar Advertising Company * (a)                          15,000   $      801,150

AEROSPACE - 1.08%
Raytheon Company                                         35,400        1,699,554
Rockwell Collins, Inc. (a)                                4,400          241,296
                                                                  --------------
                                                                       1,940,850
AIR TRAVEL - 1.28%
Southwest Airlines Company                              138,100        2,300,746

APPAREL & TEXTILES - 1.02%
Cintas Corp.                                             45,200        1,845,516

BANKING - 6.39%
Commerce Bancshares, Inc. (a)                            31,120        1,573,738
First Horizon National Corp. (a)                         38,100        1,448,181
Investors Financial Services Corp. (a)                   40,200        1,731,816
Newalliance Bancshares, Inc. (a)                         49,700          728,105
Northern Trust Corp.                                     29,300        1,711,999
Regions Financial Corp. (a)                              34,200        1,258,218
TCF Financial Corp.                                      37,100          975,359
Valley National Bancorp (a)                               5,880          150,352
Westamerica Bancorp (a)                                  38,800        1,959,788
                                                                  --------------
                                                                      11,537,556
BIOTECHNOLOGY - 1.01%
Affymetrix, Inc. * (a)                                   30,600          659,736
MedImmune, Inc. * (a)                                    33,800          987,298
Neurocrine Biosciences, Inc. * (a)                       16,900          181,675
                                                                  --------------
                                                                       1,828,709
BROADCASTING - 3.66%
Belo Corp., Class A                                      16,600          262,446
Cox Radio, Inc., Class A * (a)                           59,100          907,185
Discovery Holding Company * (a)                          83,100        1,201,626
Entercom Communications Corp.                            28,700          723,240
Liberty Media Holding Corp.-Capital,
   Series A *                                             9,700          810,629
Univision Communications, Inc., Class A *                57,300        1,967,682
XM Satellite Radio Holdings, Inc.,
   Class A * (a)                                         56,000          721,840
                                                                  --------------
                                                                       6,594,648
BUILDING MATERIALS & CONSTRUCTION - 0.96%
American Standard Companies, Inc.                        41,100        1,724,967

BUSINESS SERVICES - 3.68%
Equifax, Inc.                                            43,600        1,600,556
H & R Block, Inc.                                        97,300        2,115,302
Manpower, Inc.                                           31,900        1,954,513
Reuters Group PLC (a)                                     9,300          452,352
The ServiceMaster Company                                25,700          288,097
Total Systems Services, Inc. (a)                          9,700          221,451
                                                                  --------------
                                                                       6,632,271
CABLE AND TELEVISION - 0.51%
EchoStar Communications Corp., Class A *                 28,200          923,268

CELLULAR COMMUNICATIONS - 1.32%
Telephone & Data Systems, Inc. - Special
   Shares                                                7,500           306,375

MID VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Telephone & Data Systems, Inc.                           49,300   $    2,075,530
                                                                  --------------
                                                                       2,381,905
COLLEGES & UNIVERSITIES - 0.39%
Career Education Corp. *                                 31,600          711,000

COMPUTERS & BUSINESS EQUIPMENT - 1.19%
Sun Microsystems, Inc. *                                433,200        2,153,004

CONSTRUCTION MATERIALS - 0.83%
Louisiana-Pacific Corp.                                  27,800          521,806
USG Corp. * (a)                                          20,900          983,136
                                                                  --------------
                                                                       1,504,942
DOMESTIC OIL - 1.76%
Murphy Oil Corp.                                         66,600        3,166,830

ELECTRICAL EQUIPMENT - 1.76%
American Power Conversion Corp. (a)                      31,600          693,936
Molex, Inc.                                              75,400        2,481,414
                                                                  --------------
                                                                       3,175,350
ELECTRICAL UTILITIES - 3.49%
Mirant Corp. *                                           39,800        1,086,938
Pinnacle West Capital Corp.                              53,100        2,392,155
TECO Energy, Inc.                                       179,700        2,812,305
                                                                  --------------
                                                                       6,291,398
ELECTRONICS - 2.09%
AVX Corp. (a)                                           102,600        1,814,994
Synopsys, Inc. *                                         99,200        1,956,224
                                                                  --------------
                                                                       3,771,218
ENERGY - 3.07%
Duke Energy Corp.                                        63,300        1,911,660
Energy East Corp. (a)                                    31,200          740,064
Hanover Compressor Company * (a)                         95,300        1,736,366
NRG Energy, Inc. * (a)                                    7,100          321,630
Xcel Energy, Inc. (a)                                    39,800          821,870
                                                                  --------------
                                                                       5,531,590
FINANCIAL SERVICES - 3.37%
E*TRADE Financial Corp. *                                18,100          432,952
Janus Capital Group, Inc.                                82,100        1,619,012
Lazard, Ltd., Class A (a)                                15,500          619,690
PNC Financial Services Group, Inc.                       16,100        1,166,284
Synovus Financial Corp. (a)                              76,400        2,243,868
                                                                  --------------
                                                                       6,081,806
FOOD & BEVERAGES - 4.01%
Campbell Soup Company (a)                                11,300          412,450
ConAgra Foods, Inc.                                      92,400        2,261,952
H.J. Heinz Company                                        7,900          331,247
McCormick & Company, Inc.                                20,500          778,590
Sara Lee Corp.                                          151,000        2,426,570
William Wrigley Jr. Company                              22,100        1,017,926
                                                                  --------------
                                                                       7,228,735
FOREST PRODUCTS - 0.64%
Weyerhaeuser Company                                     18,900        1,162,917

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES - 2.17%
Dynegy, Inc., Class A *                                 204,900   $    1,135,146
NiSource, Inc.                                          127,900        2,780,546
                                                                  --------------
                                                                       3,915,692
GOLD - 0.61%
Anglogold Ashanti, Ltd. (a)                              29,200        1,102,008

HEALTHCARE PRODUCTS - 1.67%
Becton, Dickinson & Company                              16,400        1,158,988
Zimmer Holdings, Inc. *                                  27,400        1,849,500
                                                                  --------------
                                                                       3,008,488
HEALTHCARE SERVICES - 2.38%
Amerigroup Corp. *                                        7,200          212,760
Healthsouth Corp. * (a)                                 100,500          498,480
Lincare Holdings, Inc. *                                 50,900        1,763,176
Weight Watchers International, Inc.                      41,200        1,826,808
                                                                  --------------
                                                                       4,301,224
HOLDINGS COMPANIES/CONGLOMERATES - 0.92%
Pearson PLC, SADR                                       117,000        1,666,080

HOTELS & RESTAURANTS - 0.54%
OSI Restaurant Partners, Inc. (a)                        30,600          970,326

HOUSEHOLD PRODUCTS - 1.88%
Newell Rubbermaid, Inc.                                  43,000        1,217,760
The Clorox Company                                       34,500        2,173,500
                                                                  --------------
                                                                       3,391,260
INDUSTRIAL MACHINERY - 0.49%
Deere & Company                                          10,600          889,446

INSURANCE - 10.06%
Aspen Insurance Holdings, Ltd. (a)                       45,000        1,162,350
Axis Capital Holdings, Ltd.                              60,900        2,112,621
Genworth Financial, Inc.                                 53,900        1,887,039
Lincoln National Corp.                                   30,375        1,885,680
Marsh & McLennan Companies, Inc.                        165,900        4,670,085
Ohio Casualty Corp.                                      33,200          858,884
St. Paul Travelers Companies, Inc.                       28,317        1,327,784
UnumProvident Corp. (a)                                  35,100          680,589
Willis Group Holdings, Ltd. (a)                          58,700        2,230,600
XL Capital, Ltd., Class A                                19,500        1,339,650
                                                                  --------------
                                                                      18,155,282
INTERNATIONAL OIL - 0.90%
Hess Corp.                                               39,000        1,615,380

INTERNET RETAIL - 0.47%
Amazon.com, Inc. *                                       26,400          847,968

INTERNET SOFTWARE - 0.39%
McAfee, Inc. *                                           29,100          711,786

LEISURE TIME - 0.63%
Brunswick Corp.                                          36,400        1,135,316

MEDICAL-HOSPITALS - 2.94%
Health Management Associates, Inc., Class A              79,100        1,653,190
Lifepoint Hospitals, Inc. *                              25,800          911,256

MID VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Universal Health Services, Inc., Class B                 45,800   $    2,744,794
                                                                  --------------
                                                                       5,309,240
MINING - 0.18%
Meridian Gold, Inc. * (a)                                 2,900           72,094
Potash Corp. of Saskatchewan, Inc. (a)                    2,400          250,056
                                                                  --------------
                                                                         322,150
NEWSPAPERS - 1.71%
Dow Jones & Company, Inc. (a)                            45,000        1,509,300
The New York Times Company, Class A (a)                  68,800        1,581,024
                                                                  --------------
                                                                       3,090,324
PAPER - 2.58%
Bowater, Inc. (a)                                        25,900          532,763
Domtar, Inc. *                                          181,600        1,069,624
International Paper Company                              74,500        2,579,935
MeadWestvaco Corp.                                       17,500          463,925
                                                                  --------------
                                                                       4,646,247
PHARMACEUTICALS - 1.75%
Barr Pharmaceuticals, Inc. *                              9,500          493,430
Hospira, Inc. *                                           6,500          248,755
OSI Pharmaceuticals, Inc. * (a)                          27,400        1,028,322
Valeant Pharmaceuticals International (a)                70,000        1,384,600
                                                                  --------------
                                                                       3,155,107
PUBLISHING - 3.01%
Meredith Corp.                                           31,200        1,539,096
Scholastic Corp. *                                       44,400        1,383,060
Tribune Company (a)                                      76,800        2,512,896
                                                                  --------------
                                                                       5,435,052
REAL ESTATE - 0.75%
Apartment Investment & Management
   Company, Class A, REIT                                 4,800          261,168
The St. Joe Company (a)                                  19,900        1,091,913
                                                                  --------------
                                                                       1,353,081
RETAIL TRADE - 3.50%
Big Lots, Inc. * (a)                                     31,600          625,996
Family Dollar Stores, Inc. (a)                           61,900        1,809,956
Gap, Inc.                                                92,500        1,752,875
The TJX Companies, Inc.                                  75,800        2,124,674
                                                                  --------------
                                                                       6,313,501
SANITARY SERVICES - 2.43%
Allied Waste Industries, Inc. * (a)                     126,000        1,420,020
Nalco Holding Company * (a)                             160,200        2,966,904
                                                                  --------------
                                                                       4,386,924
SEMICONDUCTORS - 3.04%
KLA-Tencor Corp.                                         16,400          729,308
Novellus Systems, Inc. *                                 73,700        2,038,542
Teradyne, Inc. *                                        100,000        1,316,000
Xilinx, Inc.                                             63,500        1,393,825
                                                                  --------------
                                                                       5,477,675

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE - 1.58%
Intuit, Inc. *                                           88,700   $    2,846,383

TOYS, AMUSEMENTS & SPORTING GOODS - 2.65%
Hasbro, Inc.                                             79,100        1,799,525
Mattel, Inc.                                            151,000        2,974,700
                                                                  --------------
                                                                       4,774,225
TRANSPORTATION - 0.96%
Laidlaw International, Inc.                              63,200        1,727,256

TRAVEL SERVICES - 0.58%
Sabre Holdings Corp.                                     44,700        1,045,533
                                                                  --------------
TOTAL COMMON STOCKS (Cost $154,319,583)                           $  170,883,330
                                                                  --------------
PREFERRED STOCKS - 0.90%

AUTOMOBILES - 0.35%
General Motors Corp., Series A *                         25,700          635,818

ENERGY - 0.14%
NRG Energy, Inc., Series 4 *                                200          249,500

SANITARY SERVICES - 0.41%
Allied Waste Industries, Inc., Series D *                 2,400          746,753
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,364,736)                          $    1,632,071
                                                                  --------------
CORPORATE BONDS - 0.84%

ENERGY - 0.01%
Xcel Energy, Inc.
   7.50% due 11/21/2007                          $        7,000           11,786

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.83%
Lucent Technologies Inc., Series B
   2.75% due 06/15/2025                               1,503,000        1,498,491
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $1,504,447)                           $    1,510,277
                                                                  --------------
SHORT TERM INVESTMENTS - 24.06%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   38,956,322   $   38,956,322
T. Rowe Price Reserve Investment Fund (c)             4,461,119        4,461,119
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $43,417,441)                                             $   43,417,441
                                                                  --------------
REPURCHASE AGREEMENTS - 1.06%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $1,909,628 on 10/2/2006,
   collateralized by $1,900,000 Federal Home
   Loan Mortgage Corp., 5.75% due 05/23/2011
   (valued at $1,952,250, including
   interest) (c)                                 $    1,909,000   $    1,909,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,909,000)                                              $    1,909,000
                                                                  --------------
TOTAL INVESTMENTS (MID VALUE TRUST)
   (COST $202,515,207) - 121.58%                                  $  219,352,119
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.58)%                     (38,941,393)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  180,410,726
                                                                  ==============

MONEY MARKET TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.41%

CANADA - 1.41%
Province of Quebec
   zero coupon due 11/03/2006                    $   39,581,000   $   39,390,154
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $39,390,154)                                             $   39,390,154
                                                                  --------------
COMMERCIAL PAPER - 20.30%

BANKING - 7.38%
Danske Corp., Series A
   zero coupon due 10/24/2006                        30,000,000       29,899,375
HBOS Treasury Services PLC
   zero coupon due 11/03/2006 to 11/29/2006         106,750,000      105,964,312
Societe Generale North America, Inc.
   zero coupon due 11/27/2006                        45,800,000       45,419,287
UBS Finance (Delaware) LLC
   zero coupon due 10/23/2006                        25,000,000       24,919,792
                                                                  --------------
                                                                     206,202,766
DIVERSIFIED FINANCIAL SERVICES - 4.08%
American Honda Finance Corp.
   zero coupon due 10/03/2006 to 10/10/2006         114,390,000      114,207,670

FINANCIAL SERVICES - 7.71%
Barclays U.S. Funding LLC
   zero coupon due 10/17/2006                        50,000,000       49,883,111
ING (US) Funding LLC
   zero coupon due 10/23/2006 to 12/11/2006         104,070,000      103,082,589
Merrill Lynch & Company
   zero coupon due 12/12/2006                        22,915,000       22,674,851
National Australia Funding (Delaware), Inc.
   zero coupon due 10/04/2006                        40,000,000       39,982,583
                                                                  --------------
                                                                     215,623,134
RETAIL - 1.13%
Wal-Mart Stores, Inc.
   zero coupon due 12/12/2006                        32,010,000       31,676,136
                                                                  --------------
TOTAL COMMERCIAL PAPER (Cost $567,709,706)                        $  567,709,706
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.51%

FEDERAL HOME LOAN BANK - 18.92%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/04/2006 to 11/29/2006         531,546,000      529,185,549

FEDERAL HOME LOAN MORTGAGE CORP. - 22.68%
Federal Home Loan Mortgage Corp. Discount
   Notes zero coupon due 10/02/2006 to
   12/19/2006                                       635,907,000      634,126,623

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   (CONTINUED)

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 11.91%
Federal National Mortgage Association
   Discount Notes zero coupon
   due 10/02/2006 to 11/22/2006                     333,926,000   $  333,004,011
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,496,316,183)                                          $1,496,316,183
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 25.41%

U.S. TREASURY - 25.41%
U.S. Treasury Bills zero coupon due
   12/07/2006 to 02/08/2007                         720,000,000      710,444,391
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $710,444,391)                                            $  710,444,391
                                                                  --------------
REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street Corp.
   dated 09/30/2006 at 4.75% to be
   repurchased at $802,317 on 10/02/2006,
   collateralized by $610,000 U.S. Treasury
   Bonds, 7.625% due 02/15/2025 (valued at
   $818,925, including interest) (c)             $      802,000   $      802,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $802,000)                                                $      802,000
                                                                  --------------
TOTAL INVESTMENTS (MONEY MARKET TRUST)
   (COST $2,814,662,434) - 100.66%                                $2,814,662,434
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.66)%                                                  (18,563,601)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,796,098,833
                                                                  ==============

MONEY MARKET TRUST B

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMERCIAL PAPER - 24.17%

BANKING - 6.92%
Danske Corp.
   zero coupon due 11/13/2006                        15,000,000   $   14,906,027
UBS Finance Delaware, Inc.
   zero coupon due 11/03/2006                        20,000,000       19,903,750
                                                                  --------------
                                                                      34,809,777
FINANCIAL SERVICES - 14.60%
Barclays U.S. Funding LLC
   zero coupon due 10/17/2006                        20,000,000       19,850,966
HBOS Treasury Services PLC
   zero coupon due 11/29/2006                        20,000,000       19,807,317
ING (US) Funding LLC
   zero coupon due 12/19/2006                        15,000,000       14,827,517
Merrill Lynch & Company
   zero coupon due 12/12/2006                        15,000,000       14,866,817

MONEY MARKET TRUST B (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMERCIAL PAPER (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Rabobank USA Finance Corp.
   zero coupon due 10/02/2006                         4,070,000   $    4,069,394
                                                                  --------------
                                                                      73,422,011
RETAIL - 2.65%
Wal-Mart Stores, Inc.
   zero coupon due 12/05/2006                        13,465,000       13,338,579
                                                                  --------------
TOTAL COMMERCIAL PAPER (Cost $121,570,367)                        $  121,570,367
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.86%

FEDERAL HOME LOAN BANK - 16.21%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/04/2006 to 12/01/2006          81,890,000       81,537,572

FEDERAL HOME LOAN MORTGAGE CORP. - 10.14%
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 10/10/2006                        51,044,000       50,977,860

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 18.51%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 10/11/2006 to 11/22/2006          93,470,000       93,080,008
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $225,595,440)                                            $  225,595,440
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 31.54%

U.S. TREASURY - 31.54%
U.S. Treasury Bills
   zero coupon due 12/21/2006 to 02/08/2007         161,200,000      158,636,179
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $158,636,179)                                            $  158,636,179
                                                                  --------------
TOTAL INVESTMENTS (MONEY MARKET TRUST B)
   (COST $505,801,986) - 100.57%                                  $  505,801,986
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.57)%                                                   (2,876,220)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  502,925,766
                                                                  ==============

NATURAL RESOURCES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.89%

ALUMINUM - 1.91%
Alcoa, Inc. (a)                                         663,275   $   18,598,231

CHEMICALS - 0.05%
Arkema, ADR * (a)                                        10,670          502,940

COAL - 1.91%
CONSOL Energy, Inc.                                     448,214       14,221,830
Massey Energy Company (a)                               207,377        4,342,475
                                                                  --------------
                                                                      18,564,305

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS - 8.01%
Devon Energy Corp.                                      150,400   $    9,497,760
EOG Resources, Inc.                                     397,331       25,846,382
Newfield Exploration Company *                          220,048        8,480,650
Surgutneftegaz, ADR (a)                                 148,755        9,654,199
XTO Energy, Inc.                                        579,914       24,431,777
                                                                  --------------
                                                                      77,910,768
DOMESTIC OIL - 5.91%
Noble Energy, Inc.                                      224,736       10,245,714
Suncor Energy, Inc.                                     389,393       27,999,843
Western Oil Sands, Inc. *                               749,742       19,227,602
                                                                  --------------
                                                                      57,473,159
GAS & PIPELINE UTILITIES - 0.77%
Equitable Resources, Inc. (a)                           215,240        7,529,095

GOLD - 2.20%
Barrick Gold Corp.                                      270,472        8,308,900
Gold Fields, Ltd.                                       737,689       13,095,527
                                                                  --------------
                                                                      21,404,427
INTERNATIONAL OIL - 23.57%
Canadian Natural Resources, Ltd.                      1,049,467       47,937,454
China Petroleum and Chemical Corp., ADR (a)             174,135       10,782,439
ConocoPhillips                                          326,259       19,422,198
EnCana Corp. - CAD                                      924,508       43,116,626
Lukoil Oil Company, ADR                                 275,473       20,798,212
Petroleo Brasileiro SA, ADR                             272,251       22,822,801
Royal Dutch Shell PLC, ADR, Class B shares
   (a)                                                  161,264       11,027,232
Royal Dutch Shell PLC, ADR                              210,531       13,916,099
Talisman Energy, Inc.                                 2,407,602       39,378,283
                                                                  --------------
                                                                     229,201,344
METAL & METAL PRODUCTS - 14.70%
Alumina, Ltd.                                         2,897,031       13,380,427
Cameco Corp.                                          1,168,078       42,716,612
Companhia Siderurgica Nacional SA, ADR (a)              319,703        9,089,156
Companhia Vale Do Rio Doce, ADR                         647,594       13,962,127
Companhia Vale Do Rio Doce, SP ADR                    2,054,648       38,031,534
Vedanta Resources PLC                                 1,186,732       25,830,582
                                                                  --------------
                                                                     143,010,438
MINING - 12.69%
Aluminum Corp. China, Ltd., ADR (a)                     158,328       10,088,660
Anglo American PLC                                      245,178       10,246,417
Anglo Platinum, Ltd.                                    289,342       29,401,556
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                          284,970       15,177,502
Impala Platinum Holdings, Ltd.                           51,698        8,577,396
Newmont Mining Corp.                                    403,600       17,253,900
Xstrata PLC                                             791,270       32,683,522
                                                                  --------------
                                                                     123,428,953
PAPER - 1.51%
Abitibi-Consolidated, Inc. (a)                          416,281        1,028,214
Bowater, Inc. (a)                                       598,900       12,319,373

NATURAL RESOURCES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PAPER (CONTINUED)
International Paper Company                              38,700   $    1,340,181
                                                                  --------------
                                                                      14,687,768
PETROLEUM SERVICES - 20.71%
BP PLC, SADR (a)                                        478,073       31,352,027
Exxon Mobil Corp.                                       664,795       44,607,745
GlobalSantaFe Corp. (a)                                 231,077       11,551,539
Halliburton Company                                     504,998       14,367,193
Petro-Canada                                            332,369       13,414,570
Repsol YPF SA, ADR                                      254,824        7,601,400
Total SA, ADR                                           427,338       28,178,668
Transocean, Inc. *                                      136,115        9,967,701
Valero Energy Corp.                                     785,134       40,410,847
                                                                  --------------
                                                                     201,451,690
STEEL - 1.95%
Mittal Steel Company, NV (a)                            544,594       18,919,196
                                                                  --------------
TOTAL COMMON STOCKS (Cost $685,507,886)                           $  932,682,314
                                                                  --------------
PREFERRED STOCKS - 0.23%

MINING - 0.23%
Anglo American Platinum Corp., Ltd.- ZAR *               58,352        2,192,438
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,143,821)                          $    2,192,438
                                                                  --------------
SHORT TERM INVESTMENTS - 11.19%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  108,882,164   $  108,882,164
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $108,882,164)                                            $  108,882,164
                                                                  --------------
REPURCHASE AGREEMENTS - 4.19%
Bank of New York Tri-Party
   Repurchase Agreement dated 09/29/2006 at
   5.37% to be repurchased at $40,818,258 on
   10/02/2006 collateralized by $41,205,280
   Federal National Mortgage Association,
   6.00%, due 10/01/2036 (valued at
   $42,646,133 including interest)               $   40,800,000   $   40,800,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $40,800,000)                                             $   40,800,000
                                                                  --------------
TOTAL INVESTMENTS (NATURAL RESOURCES TRUST)
   (COST $836,333,871) - 111.50%                                  $1,084,556,916
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (11.50)%                                                       (111,900,699)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  972,656,217
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 96.36%

AUSTRALIA - 2.78%
Amcor, Ltd.                                             104,100   $      577,119
Brambles Industries, Ltd. (a)                            50,107          476,689
Foster's Group, Ltd.                                    200,980          965,750
Macquarie Bank, Ltd. (a)                                 31,820        1,641,794
NRMA Insurance Group, Ltd. (a)                          428,939        1,689,879
Promina Group (a)                                       291,245        1,288,663
QBE Insurance Group, Ltd.                                68,714        1,256,138
Rinker Group, Ltd.                                      246,085        2,552,267
Telstra Corp., Ltd. (a)                                 334,416          925,736
Woolworths, Ltd.                                        128,842        1,947,705
                                                                  --------------
                                                                      13,321,740
AUSTRIA - 0.28%
Raiffeisen International Bank Holding AG (a)             10,000        1,065,667
Wienerberger Baustoffindustrie AG                         5,600          264,569
                                                                  --------------
                                                                       1,330,236
BELGIUM - 0.82%
Fortis Group SA                                          50,600        2,054,841
UCB SA (a)                                               29,500        1,876,874
                                                                  --------------
                                                                       3,931,715
BERMUDA - 0.23%
Li & Fung, Ltd.                                         455,400        1,124,531
CANADA - 6.21%
Abitibi Consolidated, Inc. (a)                           58,400          145,057
ACE Aviation Holdings, Inc. *                            29,200          904,907
Alcan Aluminum, Ltd. USD                                113,102        4,518,198
Barrick Gold Corp.                                      118,300        3,634,176
BCE, Inc. (a)                                            36,900        1,003,235
Cameco Corp.                                             71,400        2,607,713
Canadian Imperial Bank of Commerce                       12,900          974,556
Canadian Natural Resources, Ltd.                         76,600        3,498,928
Finning International, Inc.                              15,500          519,956
Methanex Corp.                                           23,800          578,140
Potash Corp. of Saskatchewan, Inc. (a)                   39,100        4,067,774
Rogers Communications, Inc. (a)                          21,200        1,163,415
Shoppers Drug Mart Corp.                                 23,700          970,357
Suncor Energy, Inc.                                      30,700        2,207,526
Talisman Energy, Inc.                                    51,500          842,324
Teck Cominco, Ltd.                                       13,700          859,936
Telus Corp. - Non Voting Shares (a)                       8,000          449,068
Telus Corp.                                               3,300          186,128
Toronto Dominion Bank Ontario (a)                        10,700          637,279
                                                                  --------------
                                                                      29,768,673
DENMARK - 0.43%
Novo Nordisk AS                                          27,580        2,050,435

FINLAND - 0.99%
Neste Oil OYJ (a)                                        45,600        1,325,933
Nokia AB Oyj                                             52,400        1,041,035
UPM-Kymmene Oyj                                         100,600        2,391,716
                                                                  --------------
                                                                       4,758,684

OVERSEAS EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE - 11.00%
Accor SA (a)                                             17,900   $    1,220,601
AXA Group                                                28,700        1,058,811
BNP Paribas SA (a)                                       50,192        5,402,919
Bouygues SA (a)                                         115,009        6,154,326
Compagnie Generale des Etablissements
   Michelin, Class B (a)                                 14,500        1,063,256
Dassault Systemes SA (a)                                 23,500        1,322,816
Essilor International SA (a)                              7,000          717,105
Groupe Danone SA (a)                                      9,500        1,334,177
Lafarge SA (a)                                           20,500        2,647,547
L'Air Liquide SA (a)                                      5,760        1,175,765
L'Oreal SA (a)                                           27,764        2,821,348
PagesJaunes Groupe SA                                    31,961          908,261
Renault Regie Nationale SA (a)                           25,500        2,926,111
Sanofi-Aventis (a)                                      107,642        9,586,519
Schneider Electric SA (a)                                37,865        4,224,895
Societe Generale (a)                                      9,222        1,468,287
Thales SA (a)                                            38,000        1,686,823
Total SA (a)                                             48,400        3,177,589
Veolia Environnement SA (a)                              38,606        2,331,820
Vivendi Universal SA (a)                                 41,013        1,479,246
                                                                  --------------
                                                                      52,708,222
GERMANY - 5.15%
Allianz AG                                               11,228        1,944,077
Altana AG (a)                                            21,500        1,188,142
Bayer AG                                                 24,000        1,223,994
Bayerische Motoren Werke (BMW) AG                        19,800        1,061,039
Commerzbank AG                                           29,661          999,062
Continental AG                                            7,500          870,041
DaimlerChrysler AG                                       26,800        1,339,934
Deutsche Bank AG (a)                                      7,381          891,070
Deutsche Post AG                                         60,100        1,578,290
E.ON AG (a)                                               7,145          847,350
Infineon Technologies AG *                               63,000          747,299
SAP AG, SADR                                              9,200          455,400
SAP AG (a)                                               15,280        3,031,811
Siemens AG                                               43,252        3,775,172
Volkswagen AG (a)                                        55,300        4,713,106
                                                                  --------------
                                                                      24,665,787
GREECE - 0.16%
Greek Organization of Football Prognostics               23,490          789,716

HONG KONG - 1.90%
Bank of East Asia, Ltd.                                 415,400        1,887,309
BOC Hong Kong Holdings, Ltd.                            434,000          975,882
Hang Lung Group, Ltd.                                   340,000          871,862
Hang Lung Properties, Ltd.                              429,000          915,086
Sun Hung Kai Properties, Ltd. (a)                       115,000        1,253,818
Swire Pacific, Ltd., Class A                            306,500        3,200,084
                                                                  --------------
                                                                       9,104,041
IRELAND - 0.68%
CRH PLC - London                                         72,500        2,454,871

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

IRELAND (CONTINUED)
Depfa Bank PLC                                           43,500   $      803,513
                                                                  --------------
                                                                       3,258,384
ISRAEL - 0.08%
Teva Pharmaceutical Industries, Ltd., SADR               11,100          378,399

ITALY - 0.63%
Banca Intesa SpA                                        161,595        1,063,989
Eni SpA (a)                                              43,472        1,288,874
San Paolo-IMI SpA                                        31,500          665,376
                                                                  --------------
                                                                       3,018,239
JAPAN - 26.91%
Advantest Corp. (a)                                      39,800        1,976,509
AEON Company, Ltd.                                       87,700        2,151,623
Bridgestone Corp.                                        42,000          848,898
Canon, Inc.                                              38,200        1,994,170
Daiichi Sankyo Company, Ltd. (a)                         53,300        1,513,178
Daimaru, Inc.                                            60,000          741,864
Daiwa House Industry Company, Ltd.                       47,000          814,534
Denso Corp.                                              27,000          949,576
Elpida Memory, Inc. *                                    12,700          576,881
Fanuc, Ltd.                                              37,000        2,891,017
Hirose Electric Company, Ltd. (a)                         3,700          490,720
Hoya Corp. (a)                                           32,500        1,225,636
Japan Tobacco, Inc.                                         357        1,388,670
Kao Corp.                                                63,000        1,681,780
Keyence Corp.                                             4,000          922,034
Millea Holdings, Inc.                                    53,500        1,867,966
Mitsubishi Corp. (a)                                    162,600        3,059,085
Mitsubishi Estate Company, Ltd.                         142,000        3,104,746
Mitsubishi Heavy Industries, Ltd. (a)                   273,000        1,131,331
Mitsubishi UFJ Financial Group, Inc.                        211        2,717,966
Mitsui & Company, Ltd. (a)                               53,000          674,627
Mitsui Fudosan Company, Ltd.                             29,000          659,873
Mitsui Sumitomo Insurance Company, Ltd.                  52,100          652,133
Mizuho Financial Group, Inc.                                886        6,877,763
NGK Spark Plug Company, Ltd. (a)                         35,000          695,551
Nintendo Company, Ltd.                                   14,900        3,073,441
Nippon Electric Glass Company, Ltd. (a)                 151,000        3,333,517
Nippon Telegraph & Telephone Corp.                          213        1,046,949
Nissan Motor Company, Ltd. (a)                          421,700        4,728,043
Nitto Denko Corp. (a)                                    79,300        4,704,237
Nomura Holdings, Inc.                                    54,000          951,864
Odakyu Electric Railway Company (a)                     155,000          986,483
Orix Corp.                                               21,150        5,852,097
Rohm Company, Ltd.                                        9,800          911,068
Shimamura Company, Ltd. (a)                               9,100          889,949
Shin-Etsu Chemical Company, Ltd.                         30,900        1,974,458
SMC Corp.                                                29,500        3,907,500
SOFTBANK Corp. (a)                                      411,100        8,518,131
Sompo Japan Insurance, Inc.                             113,000        1,481,449
Sumitomo Corp. (a)                                      200,000        2,496,610
Sumitomo Metal Industries, Ltd.                         315,000        1,209,280

OVERSEAS EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Sumitomo Mitsui Financial Group, Inc. (a)                 1,260   $   13,240,678
Sumitomo Realty &
   Development Company, Ltd. (a)                         66,000        1,940,847
Suzuki Motor Corp. (a)                                  114,600        2,913,559
T&D Holdings, Inc.                                       12,450          902,098
Takeda Pharmaceutical Company, Ltd. (a)                  18,400        1,149,220
TDK Corp.                                                 5,900          473,000
The Bank of Yokohama, Ltd.                              119,000          937,881
The Tokyo Electric Power Company, Ltd. (a)               52,500        1,512,712
Tokyo Electron, Ltd. (a)                                 42,900        3,173,873
Tokyo Gas Company, Ltd. (a)                             272,000        1,364,610
Tokyu Corp. (a)                                         253,000        1,740,983
Toshiba Corp. (a)                                       528,000        3,427,525
Trend Micro, Inc. (a)                                    29,000          850,339
Ushio, Inc.                                              43,500          938,199
Yahoo Japan Corp. (a)                                     4,216        1,588,146
Yamada Denki Company, Ltd.                               28,660        2,875,715
Yamato Transport Company, Ltd. (a)                      159,000        2,302,805
                                                                  --------------
                                                                     129,005,397
LUXEMBOURG - 0.21%
SES Global SA                                            66,400          989,801

MEXICO - 1.01%
America Movil S.A. de C.V., Series L                    122,600        4,826,762
NETHERLANDS - 5.98%
ABN AMRO Holdings NV                                     94,319        2,752,130
Aegon NV                                                 73,800        1,384,735
Fortis                                                   10,200          414,088
Heineken Holding NV                                      44,525        1,750,522
Heineken NV                                              42,700        1,953,962
ING Groep NV                                            166,072        7,308,745
Koninklijke (Royal) KPN NV                              233,500        2,980,073
Reed Elsevier NV                                        121,900        2,033,628
Royal Dutch Shell PLC, A Shares                         135,033        4,448,914
Royal Dutch Shell PLC, B Shares                          82,069        2,784,702
Royal Numico NV                                          19,493          877,908
                                                                  --------------
                                                                      28,689,407
NORWAY - 0.20%
Den Norske Bank ASA                                      39,800          488,580
Norske Skogindustrier ASA (a)                            32,139          484,403
                                                                  --------------
                                                                         972,983
SINGAPORE - 0.94%
DBS Group Holdings, Ltd.                                 83,000        1,004,792
Singapore Telecommunications, Ltd.                    1,841,860        2,833,631
United Overseas Bank, Ltd.                               63,072          648,218
                                                                  --------------
                                                                       4,486,641
SOUTH AFRICA - 1.00%
ABSA Group, Ltd.                                         65,000          835,055
Sasol, Ltd.                                             120,500        3,982,957
                                                                  --------------
                                                                       4,818,012

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA - 1.02%
Kookmin Bank                                             11,070   $      872,685
Samsung Electronics Company, Ltd., GDR                    1,320          463,320
Samsung Electronics Company, Ltd.                         5,070        3,557,519
                                                                  --------------
                                                                       4,893,524
SPAIN - 3.78%
Altadis SA, Series A                                     26,800        1,272,954
Banco Bilbao Vizcaya Argentaria SA                      245,400        5,681,716
Banco Santander Central Hispano SA                      312,300        4,940,609
Grupo Ferrovial SA (a)                                   10,400          836,498
Iberdrola SA                                             28,500        1,276,326
Industria de Diseno Textil SA                            19,300          900,067
Repsol SA                                                82,400        2,453,479
Telefonica SA                                            42,872          743,506
                                                                  --------------
                                                                      18,105,155
SWEDEN - 1.00%
Assa Abloy AB, Series B (a)                              29,000          540,290
AstraZeneca PLC                                          29,200        1,822,704
Ericsson LM, Series B                                   398,500        1,384,059
Scania AB, Series B (a)                                  17,500        1,045,712
                                                                  --------------
                                                                       4,792,765
SWITZERLAND - 8.34%
Adecco SA (a)                                            16,228          979,130
Compagnie Financiere
   Richemont AG, Series A (a)                           123,091        5,925,692
Credit Suisse Group AG                                   52,642        3,045,701
Givaudan AG                                                  45           36,022
Holcim, Ltd.                                             54,625        4,464,354
Nestle SA                                                16,505        5,754,642
Novartis AG                                             149,529        8,729,002
Roche Holdings AG                                        15,323        2,649,206
Swiss Re                                                 70,644        5,406,342
Swisscom AG                                               4,856        1,616,402
Synthes AG                                                7,789          865,791
UBS AG                                                    8,258          493,961
                                                                  --------------
                                                                      39,966,245
TAIWAN - 0.65%
HON HAI Precision Industry
   Company, Ltd., Reg. S, GDR                            89,034        1,095,118
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR                    208,367        2,000,323
                                                                  --------------
                                                                       3,095,441
UNITED KINGDOM - 13.84%
Anglo American PLC                                        9,500          397,022
ARM Holdings PLC                                        421,200          926,250
AstraZeneca Group PLC                                    82,358        5,145,101
AstraZeneca PLC, SADR                                     5,000          312,500
BAE Systems PLC                                         608,700        4,502,741
Barclays PLC                                             79,200          999,049
BHP Billiton PLC                                         66,100        1,140,602
Brambles Industries, Ltd.                               109,200          978,949
British Land Company PLC                                 39,600        1,010,907

OVERSEAS EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Cadbury Schweppes PLC                                    90,821   $      966,315
Daily Mail and General Trust PLC                         51,500          584,574
HBOS PLC                                                311,600        6,164,165
HSBC Holdings PLC                                        65,000        1,185,488
Imperial Chemical Industries PLC                         92,200          685,483
Johnston Press PLC                                       30,600          233,230
Kingfisher PLC                                          278,800        1,279,687
Lloyds TSB Group PLC                                    165,000        1,666,008
National Grid PLC ADR                                    80,400        1,004,406
Reed Elsevier PLC                                       214,361        2,377,037
Rio Tinto PLC                                            28,200        1,333,694
Royal Bank of Scotland Group PLC                        303,902       10,459,649
SAB Miller PLC                                           47,900          894,680
Scottish & Southern Energy PLC                           99,600        2,456,838
Smith & Nephew PLC                                       91,400          840,331
Standard Chartered PLC                                  132,600        3,394,935
Tesco PLC                                               155,400        1,047,021
Vodafone Group PLC                                    5,279,821       12,080,082
Xstrata PLC                                              25,000        1,032,629
Yell Group PLC                                          109,600        1,221,502
                                                                  --------------
                                                                      66,320,875
UNITED STATES - 0.14%
News Corp.                                               35,498          688,128
                                                                  --------------
TOTAL COMMON STOCKS (Cost $411,491,503)                           $  461,859,938
                                                                  --------------
SHORT TERM INVESTMENTS - 23.83%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  114,250,292   $  114,250,292
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $114,250,292)                                            $  114,250,292
                                                                  --------------
REPURCHASE AGREEMENTS - 4.30%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at 3.95% to
   be repurchased at $20,614,783 on
   10/2/2006, collateralized by $22,250,000
   Federal National Mortgage Association,
   5.70% due 03/27/2023 (valued at
   $21,022,978, including interest) (c)          $   20,608,000   $   20,608,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,608,000)                                             $   20,608,000
                                                                  --------------
TOTAL INVESTMENTS (OVERSEAS EQUITY TRUST)
   (COST $546,349,795) - 124.49%                                  $  596,718,230
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.49)%                                                (117,401,588)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  479,316,642
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Banking                                   14.19%
Telecommunications Equipment & Services    6.98%
Insurance                                  5.47%
Financial Services                         5.27%
International Oil                          4.18%

PACIFIC RIM TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 97.34%

AUSTRALIA - 10.32%
AMP, Ltd.                                               390,000   $    2,601,527
Aristocrat Leisure, Ltd. (a)                             21,160          222,618
Australia and New Zealand Bank Group, Ltd.              135,334        2,712,309
Australia Gas & Light Company, Ltd. (a)                  30,060          481,108
BHP Billiton, Ltd.                                       81,275        1,554,289
Commonwealth Bank of Australia, Ltd.                     43,230        1,475,715
CSL, Ltd.                                                21,660          873,212
QBE Insurance Group, Ltd. (a)                            69,140        1,263,926
Telstra Corp., Ltd. (a)                                 443,220        1,226,929
Westfield Group (a)                                     136,610        1,918,352
Westpac Banking Corp., Ltd.                              62,740        1,063,133
Woodside Petroleum, Ltd.                                 35,670        1,044,645
Woolworths, Ltd. (a)                                    141,000        2,131,497
                                                                  --------------
                                                                      18,569,260
BERMUDA - 0.52%
Cosco Pacific, Ltd. (a)                                  96,000          191,961
Esprit Holdings, Ltd.                                    31,000          281,091
Kerry Properties, Ltd. (a)                               30,000          108,963
Li & Fung, Ltd.                                         100,100          247,180
Orient Overseas International, Ltd.                      25,000          101,391
                                                                  --------------
                                                                         930,586
CAYMAN ISLANDS - 0.08%
Kingboard Chemical Holdings, Ltd.                        42,000          152,010
CHINA - 1.25%
Air China, Ltd., Class H                                120,000           51,748
Anhui Expressway Company, Ltd. (a)                      136,000           96,001
China Construction Bank (a)                             540,000          233,559
China Life Insurance Company, Ltd. (a)                  158,000          309,040
China Petroleum & Chemical Corp., Class H               392,000          242,497
China Telecom Corp., Ltd.                               452,000          163,591
Huaneng Power International, Inc., Class H              134,000           96,481
PetroChina Company, Ltd., Class H (a)                   974,000        1,046,304
Solomon Systech International, Ltd.                     100,000           17,455
                                                                  --------------
                                                                       2,256,676
HONG KONG - 3.58%
Bank of East Asia, Ltd.                                 147,800          671,508
Champion, REIT *                                        800,000          396,324
Cheung Kong Holdings, Ltd. (a)                           52,000          558,268
China Mobile, Ltd.                                      135,000          956,415
China Resource Power Holdings, Ltd.                     100,000          105,755
China Resources Enterprises, Ltd.                        50,000          107,808

PACIFIC RIM TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
CLP Holdings, Ltd.                                       69,200   $      419,644
CNOOC, Ltd. (a)                                         310,500          257,833
Denway Motors, Ltd.                                     250,000           90,803
Henderson Land Development Company, Ltd. (a)             26,000          146,157
Hong Kong & China Gas Company, Ltd. (a)                 201,700          473,212
Hong Kong Electric Holdings, Ltd. (a)                    64,400          300,857
Hutchison Whampoa, Ltd. (a)                              76,000          670,594
Sun Hung Kai Properties, Ltd.                            40,000          436,111
Swire Pacific, Ltd., Class A                             54,000          563,800
Television Broadcasting Company, Ltd.                    10,000           53,904
Wharf Holdings, Ltd. (a)                                 67,000          230,453
                                                                  --------------
                                                                       6,439,446
JAPAN - 58.59%
Ajinomoto Company, Inc.                                 120,000        1,293,559
Amada Company, Ltd.                                     284,000        2,854,441
Asahi Glass Company, Ltd. (a)                           157,000        1,938,551
Bridgestone Corp. (a)                                    70,000        1,414,831
Canon, Inc.                                              34,000        1,774,915
Chiba Bank, Ltd. (a)                                    153,000        1,365,331
Credit Saison Company, Ltd. (a)                          55,000        2,321,186
Daiwa Securities Group, Inc. (a)                        215,000        2,510,763
Fanuc, Ltd.                                               8,300          648,525
Hirose Electric Company, Ltd.                            11,900        1,578,263
Honda Motor Company, Ltd. (a)                            75,800        2,550,220
Hosiden Corp. (a)                                        87,000        1,013,771
Hoya Corp.                                               55,400        2,089,237
Isetan Company, Ltd.                                     65,000        1,097,839
JAFCO Company, Ltd. (a)                                  28,000        1,414,237
Japan Medical Dynamic Marketing, Inc. (a)                43,900          245,542
Japan Securities Finance Company, Ltd. (a)              114,000        1,350,610
JSR Corp. (a)                                            91,000        2,005,085
KDDI Corp.                                                  190        1,185,085
Keyence Corp. (a)                                         9,000        2,074,576
Komatsu, Ltd. (a)                                       102,000        1,763,390
Marui Company, Ltd. (a)                                 114,300        1,674,786
Matsushita Electric Industrial Company, Ltd.
   (a)                                                  114,000        2,415,254
Millea Holdings, Inc.                                    45,000        1,571,186
Mitsubishi Corp.                                        151,000        2,840,847
Mitsubishi Estate Company, Ltd.                         171,000        3,738,814
Mitsui Sumitomo Insurance Company, Ltd.                 271,000        3,392,093
Mizuho Financial Group, Inc.                                285        2,212,373
Murata Manufacturing Company, Ltd.                       18,000        1,250,847
Nabtesco Corp.                                          134,000        1,521,695
Nippon Telegraph & Telephone Corp.                          300        1,474,576
NTT DoCoMo, Inc. (a)                                        450          694,068
Obayashi Corp. (a)                                      205,000        1,445,424
Orix Corp. (a)                                            6,800        1,881,525
Promise Company, Ltd. (a)                                19,000          756,780
Rengo Company, Ltd. (a)                                 210,000        1,398,814
Sekisui Chemical Company, Ltd.                          199,000        1,679,695
Sekisui House, Ltd.                                     173,000        2,619,924

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
SFCG Company, Ltd. (a)                                    5,200   $      987,559
Shimadzu Corp. (a)                                      168,000        1,294,170
Sumitomo Bakelite Company, Ltd. (a)                     268,000        2,025,898
Sumitomo Electric Industries, Ltd. (a)                  168,000        2,276,542
Sumitomo Mitsui Financial Group, Inc. (a)                   355        3,730,509
Sumitomo Trust & Banking Company, Ltd. (a)              238,000        2,492,949
Taiyo Nippon Sanso Corp. (a)                            288,000        2,448,000
Takashimaya Company, Ltd. (a)                           154,000        1,957,627
Takeda Pharmaceutical Company, Ltd. (a)                  42,042        2,625,844
TDK Corp.                                                24,000        1,924,068
The Bank of Yokohama, Ltd. (a)                          256,000        2,017,627
THK Company, Ltd. (a)                                    90,000        2,127,966
Tokuyama Corp. (a)                                      170,000        2,276,271
Tokyo Electron, Ltd. (a)                                 37,300        2,759,568
Tokyo Seimitsu Company, Ltd. (a)                         26,400        1,387,119
Toyota Industries Corp.                                  29,000        1,231,271
Toyota Motor Corp. (a)                                   62,000        3,373,220
TV Asahi Corp.                                              380          808,305
Uniden Corp. (a)                                         61,000          643,602
                                                                  --------------
                                                                     105,446,773
MALAYSIA - 1.53%
Genting Berhad                                          125,000          816,838
Malayan Bank Berhad                                     284,500          863,991
Sime Darby Berhard                                      172,000          279,827
Tanjong PLC                                              73,000          249,404
Tenaga Nasional Berhad                                  205,000          539,181
                                                                  --------------
                                                                       2,749,241
SINGAPORE - 4.97%
CapitaLand, Ltd. *                                      486,000        1,547,478
DBS Group Holdings, Ltd.                                250,000        3,026,482
Keppel Corp., Ltd. (a)                                  142,000        1,325,095
Singapore Airlines, Ltd.                                 64,800          596,519
Singapore Telecommunications, Ltd.                      725,070        1,115,492
United Overseas Bank, Ltd.                              129,208        1,327,926
                                                                  --------------
                                                                       8,938,992
SOUTH KOREA - 8.85%
GS Engineering & Construction Corp.                       9,000          629,610
Hana Financial Group, Inc.                               27,155        1,242,536
Hyundai Department Store Company, Ltd.                   11,500          826,376
Hyundai Motor Company                                    10,000          855,965
Kookmin Bank                                             17,954        1,415,374
Korea Electric Power Corp.                               10,000          389,411
LG Electronics, Inc.                                      7,000          451,231
LG Petrochemical Company, Ltd.                           19,000          414,615
Lotte Shopping Company                                    2,500          885,026
POSCO                                                     2,800          724,929
Samsung Electronics Company, Ltd.                         7,000        4,911,762
Shinhan Financial Group Company, Ltd.                    26,500        1,194,362
Shinsegae Company, Ltd.                                   1,800          932,051
SK Telecom Company, Ltd., ADR                            22,200          524,586

PACIFIC RIM TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
SK Telecom Company, Ltd.                                  2,500   $      532,337
                                                                  --------------
                                                                      15,930,171
TAIWAN - 5.15%
Acer Sertek, Inc.                                       118,459          200,787
Advanced Semiconductor Engineering, Inc. *              245,090          227,707
Asustek Computer, Inc.                                  131,380          308,429
Cathay Financial Holdings Company, Ltd.                 274,030          548,929
China Development Financial Holdings Corp.              281,170          116,809
China Steel Corp.                                       277,427          238,890
Chinatrust Finance Holding Company, Ltd.                 97,622           72,853
Chunghwa Telecom Company, Ltd., ADR                      40,800          706,248
Chunghwa Telecom Company, Ltd.                           71,400          118,434
Giant Manufacturing Company, Ltd.                        47,000           73,843
Greatek Electronic, Inc.                                 48,897           53,333
High Tech Computer Corp.                                 12,000          317,607
Hon Hai Precision Industry Company, Ltd.                173,373        1,055,508
LITE-ON IT Corp.                                         80,800           70,797
MediaTek, Inc.                                           38,833          368,413
Mega Financial Holding Company, Ltd.                    240,000          170,043
Nan Ya Plastics Corp.                                   103,000          144,086
Novatek Microelectronics Corp., Ltd.                      2,054            9,712
President Chain Store Corp.                             125,946          271,318
Quanta Computer, Inc.                                    91,858          131,553
SinoPac Holdings Company, Ltd.                          233,205          111,327
Taishin Financial Holdings Company, Ltd. *              101,138           51,184
Taiwan Cellular, Corp.                                  135,000          129,300
Taiwan Semiconductor
   Manufacturing Company, Ltd.                          986,962        1,780,244
Tong Yang Industry Company, Ltd.                         12,000            8,810
Unimicron Technology Corp.                              147,810          182,655
United Microelectronics Corp.                         2,982,229        1,671,436
Wintek Corp.                                            132,021          119,666
                                                                  --------------
                                                                       9,259,921
THAILAND - 0.95%
Bangkok Bank PCL, Foreign Shares                        116,500          341,051
PTT Exploration & Production PCL                        206,000          581,131
PTT PCL                                                  91,000          523,114
Thai Oil Public Company, Ltd.                           170,000          271,457
                                                                  --------------
                                                                       1,716,753
UNITED KINGDOM - 0.90%
HSBC Holdings PLC (a)                                    88,400        1,612,203

UNITED STATES - 0.65%
iShares MSCI Taiwan Index Fund                           90,000        1,165,500
                                                                  --------------
TOTAL COMMON STOCKS (Cost $146,115,249)                           $  175,167,532
                                                                  --------------
SHORT TERM INVESTMENTS - 26.31%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   47,352,500   $   47,352,500
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $47,352,500)                                             $   47,352,500
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 0.63%
Repurchase Agreement
   with State Street Corp. dated 09/29/2006
   at 4.75% to be repurchased at $1,136,450
   on 10/02/2006, collateralized by
   $1,010,000 U.S. Treasury Bonds, 6.00% due
   02/15/2026 (valued at $1,161,967,
   including interest) (c)                       $    1,136,000   $    1,136,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,136,000)                                              $    1,136,000
                                                                  --------------
TOTAL INVESTMENTS (PACIFIC RIM TRUST)
   (COST $194,603,749) - 124.28%                                  $  223,656,032
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (24.28)%                                                          (43,698,084)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  179,957,948
                                                                  ==============

The portfolio had the following five top industry concentrations as of September 30, 2006 (as a percentage of total net assets):

Banking                12.21%
Electronics             8.20%
Financial Services      6.77%
Chemicals               6.19%
Electrical Equipment    5.63%

QUANTITATIVE ALL CAP TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.79%

ADVERTISING - 0.29%
24/7 Real Media, Inc. * (a)                             101,000   $      862,540

ALUMINUM - 0.88%
Alcan Aluminum, Ltd.                                     19,000          757,530
Century Aluminum Company * (a)                           54,700        1,840,655
                                                                  --------------
                                                                       2,598,185
APPAREL & TEXTILES - 3.56%
Coach, Inc. *                                           153,000        5,263,200
Guess?, Inc. * (a)                                       46,200        2,242,086
Phillips-Van Heusen Corp.                                47,900        2,000,783
Wolverine World Wide, Inc. (a)                           37,200        1,053,132
                                                                  --------------
                                                                      10,559,201
AUTOMOBILES - 1.92%
General Motors Corp. (a)                                133,000        4,423,580
Rush Enterprises, Inc., Class A * (a)                    76,800        1,281,024
                                                                  --------------
                                                                       5,704,604
BANKING - 7.86%
Bank of America Corp.                                   185,600        9,942,592
Corus Bankshares, Inc. (a)                              170,300        3,807,908
FirstFed Financial Corp. * (a)                           54,700        3,102,584
Unibanco - Uniao De Bancos
   Brasileiros SA, ADR *                                 53,300        3,944,200

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Wachovia Corp.                                           45,100   $    2,516,580
                                                                  --------------
                                                                      23,313,864

BUILDING MATERIALS & CONSTRUCTION - 0.67%
Builders FirstSource, Inc. * (a)                         75,600        1,151,388
Foster Wheeler, Ltd. *                                   21,500          829,685
                                                                  --------------
                                                                       1,981,073

BUSINESS SERVICES - 3.64%
Alliance Data Systems Corp. * (a)                        48,200        2,660,158
Cadence Design Systems, Inc. * (a)                      165,000        2,798,400
Computer Sciences Corp. * (a)                            48,700        2,392,144
Healthcare Services Group, Inc. (a)                      44,100        1,109,556
Labor Ready, Inc. * (a)                                  60,400          962,172
Syntel, Inc. (a)                                         38,200          865,230
                                                                  --------------
                                                                      10,787,660
CHEMICALS - 0.55%
Celanese Corp., Series A                                 44,600          798,340
Georgia Gulf Corp. (a)                                   30,800          844,536
                                                                  --------------
                                                                       1,642,876
COMPUTERS & BUSINESS EQUIPMENT - 4.12%
Brocade Communications Systems, Inc. * (a)              167,700        1,183,962
Cisco Systems, Inc. *                                   360,500        8,291,500
Simpletech, Inc. *                                      111,000        1,011,210
Sybase, Inc. *                                           71,500        1,733,160
                                                                  --------------
                                                                      12,219,832
CONSTRUCTION & MINING EQUIPMENT - 0.61%
Joy Global, Inc.                                         48,200        1,812,802

COSMETICS & TOILETRIES - 1.48%
Bare Escentuals, Inc. *                                   9,800          266,070
Colgate-Palmolive Company                                66,600        4,135,860
                                                                  --------------
                                                                       4,401,930
CRUDE PETROLEUM & NATURAL GAS - 1.79%
Patterson-UTI Energy, Inc.                              193,400        4,595,184
Unit Corp. *                                             15,800          726,326
                                                                  --------------
                                                                       5,321,510
DOMESTIC OIL - 0.33%
Oil States International, Inc. * (a)                     35,400          973,500

ELECTRICAL EQUIPMENT - 0.28%
Littelfuse, Inc. *                                       23,800          825,860

ELECTRICAL UTILITIES - 0.76%
FirstEnergy Corp.                                        40,500        2,262,330

ELECTRONICS - 0.62%
Amphenol Corp., Class A                                  11,700          724,581
Thomas & Betts Corp. *                                   23,500        1,121,185
                                                                  --------------
                                                                       1,845,766
                                                                  --------------
ENERGY - 3.60%
Energen Corp. (a)                                        36,100        1,511,507
McDermott International, Inc. *                          21,400          894,520
Ormat Technologies, Inc. (a)                             24,500          801,640

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
TXU Corp.                                               119,400   $    7,464,888
                                                                  --------------
                                                                      10,672,555
FINANCIAL SERVICES - 9.80%
Barclays PLC, SADR (a)                                   29,600        1,502,792
Bear Stearns Companies, Inc.                             37,000        5,183,700
Countrywide Financial Corp.                             120,800        4,232,832
Fremont General Corp. (a)                               196,600        2,750,434
Goldman Sachs Group, Inc.                                33,800        5,717,946
IndyMac Bancorp, Inc.                                    98,500        4,054,260
Lehman Brothers Holdings, Inc.                           76,200        5,628,132
                                                                  --------------
                                                                      29,070,096
FOOD & BEVERAGES - 3.69%
Pepsi Bottling Group, Inc.                               37,400        1,327,700
PepsiCo, Inc.                                           127,000        8,288,020
Spartan Stores, Inc.                                     78,600        1,328,340
                                                                  --------------
                                                                      10,944,060
HEALTHCARE PRODUCTS - 3.74%
Bruker BioSciences Corp. *                               54,300          380,643
ICU Medical, Inc. * (a)                                  15,800          718,584
Johnson & Johnson                                       135,700        8,812,358
Mindray Medical International, Ltd., ADR *               14,700          245,343
Varian Medical Systems, Inc. *                           17,400          928,986
                                                                  --------------
                                                                      11,085,914
HEALTHCARE SERVICES - 4.74%
Caremark Rx, Inc.                                        63,000        3,570,210
Covance, Inc. *                                          33,100        2,197,178
Emdeon Corp. *                                          139,100        1,628,861
UnitedHealth Group, Inc.                                135,500        6,666,600
                                                                  --------------
                                                                      14,062,849
HOLDINGS COMPANIES/CONGLOMERATES - 1.10%
General Electric Company                                 67,600        2,386,280
Pearson PLC, SADR (a)                                    62,400          888,576
                                                                  --------------
                                                                       3,274,856
HOTELS & RESTAURANTS - 3.22%
Interstate Hotels & Resorts, Inc. *                     119,300        1,286,054
McDonald's Corp.                                        211,100        8,258,232
                                                                  --------------
                                                                       9,544,286
INDUSTRIAL MACHINERY - 4.22%
Caterpillar, Inc.                                        52,800        3,474,240
Ceradyne, Inc. * (a)                                     49,500        2,033,955
Cummins, Inc. (a)                                        31,700        3,779,591
Gardner Denver, Inc. *                                   48,200        1,594,456
Terex Corp. *                                            36,000        1,627,920
                                                                  --------------
                                                                      12,510,162
INSURANCE - 3.18%
IPC Holdings, Ltd. (a)                                   52,600        1,600,092
Radian Group, Inc.                                       80,600        4,836,000
Safety Insurance Group, Inc. (a)                         30,800        1,498,728

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Zenith National Insurance Corp. (a)                      37,500   $    1,495,875
                                                                  --------------
                                                                       9,430,695
INTERNATIONAL OIL - 1.92%
Callon Petroleum Company * (a)                           91,800        1,244,808
ConocoPhillips                                           74,800        4,452,844
                                                                  --------------
                                                                       5,697,652
INTERNET RETAIL - 0.27%
PetMed Express, Inc. * (a)                               76,900          802,836

INTERNET SOFTWARE - 1.97%
Akamai Technologies, Inc. * (a)                          98,300        4,914,017
Symantec Corp. *                                         43,700          929,936
                                                                  --------------
                                                                       5,843,953
MANUFACTURING - 0.98%
Illinois Tool Works, Inc.                                64,900        2,914,010

METAL & METAL PRODUCTS - 1.68%
Ladish Company, Inc. *                                   65,800        1,900,304
Northern Orion Resources, Inc. * (a)                    238,400          929,760
Phelps Dodge Corp.                                        8,600          728,420
Southern Copper Corp. (a)                                15,400        1,424,500
                                                                  --------------
                                                                       4,982,984
PETROLEUM SERVICES - 2.51%
Bronco Drilling Company, Inc. * (a)                      50,900          894,822
Exxon Mobil Corp.                                        38,000        2,549,800
Pioneer Drilling Company * (a)                           97,500        1,251,900
Repsol YPF SA, ADR                                       39,000        1,163,370
Valero Energy Corp.                                      30,700        1,580,129
                                                                  --------------
                                                                       7,440,021
PHARMACEUTICALS - 2.45%
Abbott Laboratories                                      32,200        1,563,632
Eli Lilly & Company                                      16,300          929,100
Pfizer, Inc.                                            168,200        4,770,152
                                                                  --------------
                                                                       7,262,884
PUBLISHING - 0.25%
McGraw-Hill Companies, Inc.                              12,700          736,981
                                                                  --------------
RAILROADS & EQUIPMENT - 0.72%
Burlington Northern Santa Fe Corp.                       29,100        2,137,104

REAL ESTATE - 2.36%
First Industrial Realty Trust, Inc.,
   REIT (a)                                              71,000        3,124,000
Hospitality Properties Trust, REIT                       81,800        3,860,960
                                                                  --------------
                                                                       6,984,960
RETAIL TRADE - 4.24%
Christopher & Banks Corp.                                36,800        1,084,864
CVS Corp.                                                98,700        3,170,244
Dollar Tree Stores, Inc. *                               70,800        2,191,968
J. Crew Group, Inc. * (a)                                46,000        1,383,220
Kohl's Corp. *                                           37,100        2,408,532
Staples, Inc.                                            35,100          853,983
United Rentals, Inc. * (a)                               64,200        1,492,650
                                                                  --------------
                                                                      12,585,461

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 0.97%
Applied Micro Circuits Corp. * (a)                      546,300   $    1,578,807
DSP Group, Inc. *                                        57,200        1,307,025
                                                                  --------------
                                                                       2,885,832
SOFTWARE - 6.09%
Adobe Systems, Inc. *                                   105,000        3,932,250
BEA Systems, Inc. *                                     262,400        3,988,480
Blackbaud, Inc.                                          82,900        1,822,971
DivX, Inc. * (a)                                         19,700          468,269
Microsoft Corp.                                          94,200        2,574,486
Oracle Corp. *                                           53,200          943,768
VeriFone Holdings, Inc. * (a)                           151,200        4,316,760
                                                                  --------------
                                                                      18,046,984
STEEL - 0.35%
POSCO, SADR (a)                                          16,100        1,045,373

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.65%
Ciena Corp. * (a)                                        55,457        1,511,203
NICE Systems, Ltd. *                                     69,300        1,917,531
Polycom, Inc. *                                          59,200        1,452,176
                                                                  --------------
                                                                       4,880,910
TELEPHONE - 3.10%
AT&T, Inc.                                              173,800        5,658,928
CenturyTel, Inc.                                         42,600        1,689,942
Cincinnati Bell, Inc. *                                 384,500        1,853,290
                                                                  --------------
                                                                       9,202,160
TOBACCO - 0.90%
Altria Group, Inc.                                       34,800        2,663,940

TRUCKING & FREIGHT - 0.73%
Plains All American Pipeline LP (a)                      28,800        1,329,120
YRC Worldwide, Inc. * (a)                                22,800          844,512
                                                                  --------------
                                                                       2,173,632
                                                                  --------------
TOTAL COMMON STOCKS (Cost $273,238,686)                           $  295,996,683
                                                                  --------------
SHORT TERM INVESTMENTS - 22.10%
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                          $    2,980,000   $    2,979,556
State Street Navigator Securities Lending
   Prime Portfolio (c)                               62,567,698       62,567,698
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $65,547,254)                                             $   65,547,254
                                                                  --------------
TOTAL INVESTMENTS (QUANTITATIVE ALL CAP
   TRUST)
   (COST $338,785,940) - 121.89%                                  $  361,543,937
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.89)%                                                 (64,927,251)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  296,616,686
                                                                  ==============

QUANTITATIVE MID CAP TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.34%

AEROSPACE - 0.73%
Goodrich Corp.                                            6,500   $      263,380
Moog, Inc., Class A *                                       300           10,398
                                                                  --------------
                                                                         273,778
APPAREL & TEXTILES - 2.22%
Guess?, Inc. *                                            8,100          393,093
Polo Ralph Lauren Corp., Class A                          6,900          446,361
                                                                  --------------
                                                                         839,454
AUTOMOBILES - 0.96%
United Auto Group, Inc.                                  15,500          362,700

BANKING - 3.93%
Colonial Bancgroup, Inc.                                 33,000          808,500
Compass Bancshares, Inc.                                  6,000          341,880
Whitney Holding Corp.                                     9,281          331,981
                                                                  --------------
                                                                       1,482,361
BUSINESS SERVICES - 5.48%
Alliance Data Systems Corp. *                            11,750          648,483
Ceridian Corp. *                                         12,100          270,556
Corporate Executive Board Company                         4,433          398,571
MPS Group, Inc. *                                        23,800          359,618
URS Corp. *                                              10,000          388,900
                                                                  --------------
                                                                       2,066,128
CELLULAR COMMUNICATIONS - 1.03%
American Tower Corp., Class A *                          10,700          390,550

CHEMICALS - 1.67%
Airgas, Inc.                                             17,439          630,769

COAL - 0.79%
Peabody Energy Corp.                                      8,100          297,918

COMMERCIAL SERVICES - 3.15%
CB Richard Ellis Group, Inc. *                           28,000          688,800
Pool Corp.                                               12,946          498,421
                                                                  --------------
                                                                       1,187,221
COMPUTERS & BUSINESS EQUIPMENT - 2.84%
Cognizant Technology Solutions Corp.,
   Class A *                                             10,221          756,967
Logitech International S.A., ADR *                       14,400          313,344
                                                                  --------------
                                                                       1,070,311
CONTAINERS & GLASS - 2.04%
Pactiv Corp. *                                           13,900          395,038
Silgan Holdings, Inc.                                     9,941          373,384
                                                                  --------------
                                                                         768,422
CRUDE PETROLEUM & NATURAL GAS - 1.61%
XTO Energy, Inc.                                         14,459          609,158

DIVERSIFIED FINANCIAL SERVICES - 0.91%
Credicorp, Ltd., ADR                                      8,200          344,236

DOMESTIC OIL - 4.09%
Helix Energy Solutions Group, Inc. *                     13,900          464,260
Oil States International, Inc. *                         20,200          555,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
St. Mary Land & Exploration Company                      14,270   $      523,852
                                                                  --------------
                                                                       1,543,612
ELECTRICAL EQUIPMENT - 4.63%
AMETEK, Inc.                                             15,458          673,196
Anixter International, Inc. *                            11,100          626,817
Wesco International, Inc. *                               7,700          446,831
                                                                  --------------
                                                                       1,746,844
ELECTRICAL UTILITIES - 1.43%
IDACORP, Inc.                                            14,250          538,792

ELECTRONICS - 4.31%
Amphenol Corp., Class A                                   6,929          429,113
AVX Corp.                                                17,500          309,575
Thomas & Betts Corp. *                                   13,700          653,627
Trimble Navigation, Ltd. *                                5,000          235,400
                                                                  --------------
                                                                       1,627,715
ENERGY - 2.81%
NRG Energy, Inc. *                                       11,050          500,565
Xcel Energy, Inc.                                        27,100          559,615
                                                                  --------------
                                                                       1,060,180
FINANCIAL SERVICES - 3.26%
AllianceBernstein Holding LP *                            6,791          468,511
E*TRADE Financial Corp. *                                12,100          289,432
The First Marblehead Corp.                                6,800          470,968
                                                                  --------------
                                                                       1,228,911
FOOD & BEVERAGES - 2.42%
Constellation Brands, Inc., Class A *                    19,414          558,735
Pepsi Bottling Group, Inc.                               10,000          355,000
                                                                  --------------
                                                                         913,735
GAS & PIPELINE UTILITIES - 2.27%
Magellan Midstream Partners LP                           13,197          486,969
Southern Union Company                                   14,000          369,740
                                                                  --------------
                                                                         856,709
HEALTHCARE PRODUCTS - 2.71%
Hologic, Inc. *                                           9,678          421,187
Intuitive Surgical, Inc. *                                5,700          601,065
                                                                  --------------
                                                                       1,022,252
HEALTHCARE SERVICES - 2.30%
Laboratory Corp. of America Holdings *                    5,900          386,863
Sierra Health Services, Inc. *                           12,700          480,568
                                                                  --------------
                                                                         867,431
HOTELS & RESTAURANTS - 1.81%
Darden Restaurants, Inc.                                 16,100          683,767

INDUSTRIAL MACHINERY - 1.14%
Gardner Denver, Inc. *                                   13,000          430,040

INDUSTRIALS - 2.71%
Crane Company                                             7,300          305,140
Harsco Corp.                                              9,234          717,020
                                                                  --------------
                                                                       1,022,160

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE - 6.02%
American Financial Group, Inc.                            7,000   $      328,510
Arch Capital Group, Ltd. *                                8,500          539,665
Radian Group, Inc.                                        6,000          360,000
RenaissanceRe Holdings, Ltd.                              5,700          316,920
W.R. Berkley Corp.                                       20,577          728,220
                                                                  --------------
                                                                       2,273,315
INTERNET SOFTWARE - 1.27%
Akamai Technologies, Inc. *                               9,600          479,904

LIFE SCIENCES - 1.20%
Pharmaceutical Product Development, Inc.                 12,700          453,263

MEDICAL-HOSPITALS - 2.28%
Manor Care, Inc.                                          6,800          355,504
VCA Antech, Inc. *                                       14,000          504,840
                                                                  --------------
                                                                         860,344
MUTUAL FUNDS - 1.13%
Midcap SPDR Trust, Series 1                               3,100          427,490

PETROLEUM SERVICES - 1.16%
SEACOR SMIT, Inc. *                                       5,300          437,250

PHARMACEUTICALS - 2.56%
Celgene Corp. *                                          13,522          585,503
Shire Pharmaceuticals Group PLC, ADR                      7,700          380,303
                                                                  --------------
                                                                         965,806
PUBLISHING - 1.23%
John Wiley & Sons, Inc., Class A                          7,400          266,474
McGraw-Hill Companies, Inc.                               3,400          197,302
                                                                  --------------
                                                                         463,776
REAL ESTATE - 1.65%
Host Hotels & Resorts, Inc., REIT                        13,700          314,141
Ventas, Inc., REIT                                        8,000          308,320
                                                                  --------------
                                                                         622,461
RETAIL TRADE - 6.33%
American Eagle Outfitters, Inc.                          11,300          495,279
Circuit City Stores, Inc.                                21,500          539,865
Coldwater Creek, Inc. *                                  31,200          897,312
Rent-A-Center, Inc. *                                    15,600          456,924
                                                                  --------------
                                                                       2,389,380
SANITARY SERVICES - 2.30%
Republic Services, Inc.                                  21,600          868,536

SEMICONDUCTORS - 3.66%
Atmel Corp. *                                            44,100          266,364
Integrated Device Technology, Inc. *                     23,700          380,622
MEMC Electronic Materials, Inc. *                        12,100          443,223
NVIDIA Corp. *                                            9,800          289,982
                                                                  --------------
                                                                       1,380,191
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 2.94%
Amdocs, Ltd. *                                           13,300          526,680
Polycom, Inc. *                                          23,700          581,361
                                                                  --------------
                                                                       1,108,041

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION - 0.85%
C.H. Robinson Worldwide, Inc.                             7,200   $      320,976

TRUCKING & FREIGHT - 0.51%
Werner Enterprises, Inc.                                 10,200          190,842
                                                                  --------------
TOTAL COMMON STOCKS (Cost $34,367,428)                            $   37,106,729
                                                                  --------------
SHORT TERM INVESTMENTS - 1.06%
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                          $      400,000   $      399,940
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $399,940)                                                $      399,940
                                                                  --------------
TOTAL INVESTMENTS (QUANTITATIVE MID CAP
   TRUST)
   (COST $34,767,368) - 99.40%                                    $   37,506,669
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.60%                                                   227,199
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   37,733,868
                                                                  ==============

QUANTITATIVE VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.09%

AMUSEMENT & THEME PARKS - 0.73%
Walt Disney Company                                      89,000   $    2,750,990

APPAREL & TEXTILES - 1.50%
Coach, Inc. *                                           163,900        5,638,160

AUTOMOBILES - 0.68%
General Motors Corp. (a)                                 76,900        2,557,694

BANKING - 11.52%
Bank of America Corp.                                   262,100       14,040,697
KeyCorp                                                 161,000        6,027,840
US Bancorp (a)                                          266,200        8,843,164
Wachovia Corp.                                          256,600       14,318,280
                                                                  --------------
                                                                      43,229,981
BUILDING MATERIALS & CONSTRUCTION - 0.37%
Eagle Materials, Inc. (a)                                41,100        1,384,248

BUSINESS SERVICES - 2.41%
Cadence Design Systems, Inc. *                          154,600        2,622,016
Computer Sciences Corp. *                                56,500        2,775,280
MPS Group, Inc. * (a)                                   241,000        3,641,510
                                                                  --------------
                                                                       9,038,806
CABLE AND TELEVISION - 0.38%
Time Warner, Inc. (a)                                    78,100        1,423,763

COAL - 0.30%
CONSOL Energy, Inc.                                      35,000        1,110,550

COMPUTERS & BUSINESS EQUIPMENT - 1.09%
Cisco Systems, Inc. *                                   107,800        2,479,400
Sybase, Inc. *                                           67,000        1,624,080
                                                                  --------------
                                                                       4,103,480

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 0.74%
Procter & Gamble Company                                 44,700   $    2,770,506

CRUDE PETROLEUM & NATURAL GAS - 1.49%
Patterson-UTI Energy, Inc.                              234,400        5,569,344

ELECTRICAL UTILITIES - 1.27%
PPL Corp.                                               144,400        4,750,760

ELECTRONICS - 0.72%
Arrow Electronics, Inc. * (a)                            98,300        2,696,369

ENERGY - 3.44%
Energen Corp.                                           227,200        9,512,864
TXU Corp.                                                54,000        3,376,080
                                                                  --------------
                                                                      12,888,944
FINANCIAL SERVICES - 15.91%
AmeriCredit Corp. * (a)                                 123,400        3,083,766
Bear Stearns Companies, Inc.                             38,400        5,379,840
Citigroup, Inc.                                         321,000       15,944,070
Countrywide Financial Corp.                             294,200       10,308,768
Goldman Sachs Group, Inc.                                37,900        6,411,543
JPMorgan Chase & Company                                 59,300        2,784,728
Lehman Brothers Holdings, Inc.                           68,400        5,052,024
Morgan Stanley                                          147,100       10,725,061
                                                                  --------------
                                                                      59,689,800
FOOD & BEVERAGES - 5.00%
Coca-Cola Enterprises, Inc.                             246,800        5,140,844
Constellation Brands, Inc., Class A *                    98,300        2,829,074
Pepsi Bottling Group, Inc.                              158,500        5,626,750
PepsiCo, Inc.                                            79,200        5,168,592
                                                                  --------------
                                                                      18,765,260
GAS & PIPELINE UTILITIES - 0.74%
Questar Corp.                                            33,900        2,772,003

HEALTHCARE PRODUCTS - 0.78%
Advanced Medical Optics, Inc. * (a)                      22,800          901,740
Johnson & Johnson                                        30,900        2,006,646
                                                                  --------------
                                                                       2,908,386
HEALTHCARE SERVICES - 2.57%
Caremark Rx, Inc.                                        73,900        4,187,913
Emdeon Corp. *                                          207,400        2,428,654
UnitedHealth Group, Inc.                                 61,400        3,020,880
                                                                  --------------
                                                                       9,637,447
HOLDINGS COMPANIES/CONGLOMERATES - 1.31%
General Electric Company                                138,900        4,903,170

HOTELS & RESTAURANTS - 2.51%
McDonald's Corp.                                        240,600        9,412,272

INDUSTRIAL MACHINERY - 1.71%
Gardner Denver, Inc. *                                   61,300        2,027,804
Terex Corp. *                                            97,300        4,399,906
                                                                  --------------
                                                                       6,427,710
INSURANCE - 6.66%
Axis Capital Holdings, Ltd.                             138,600        4,808,034

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Endurance Specialty Holdings, Ltd.                       94,200   $    3,321,492
MGIC Investment Corp.                                    57,800        3,466,266
Radian Group, Inc.                                      113,000        6,780,000
W.R. Berkley Corp.                                      103,600        3,666,404
XL Capital, Ltd., Class A                                43,100        2,960,970
                                                                  --------------
                                                                      25,003,166
INTERNATIONAL OIL - 7.04%
ChevronTexaco Corp.                                      63,600        4,125,096
ConocoPhillips                                          208,300       12,400,099
Hess Corp. (a)                                          191,800        7,944,356
Sasol Ltd. *                                             58,500        1,924,065
                                                                  --------------
                                                                      26,393,616
INTERNET SOFTWARE - 1.20%
Akamai Technologies, Inc. * (a)                          56,500        2,824,435
Symantec Corp. * (a)                                     79,400        1,689,632
                                                                  --------------
                                                                       4,514,067
MEDICAL-HOSPITALS - 0.34%
VCA Antech, Inc. *                                       35,800        1,290,948

METAL & METAL PRODUCTS - 0.83%
Reliance Steel & Aluminum Company                        46,500        1,494,510
Southern Copper Corp. (a)                                17,500        1,618,750
                                                                  --------------
                                                                       3,113,260
MINING - 0.45%
Alliance Resource Partners LP (a)                        48,200        1,678,324

PETROLEUM SERVICES - 4.00%
Exxon Mobil Corp.                                       223,800       15,016,980

PHARMACEUTICALS - 2.59%
Eli Lilly & Company                                      67,900        3,870,300
Pfizer, Inc.                                            206,100        5,844,996
                                                                  --------------
                                                                       9,715,296
PUBLISHING - 0.24%
Meredith Corp.                                           18,400          907,672

REAL ESTATE - 2.52%
Hospitality Properties Trust, REIT                      120,600        5,692,320
iStar Financial, Inc., REIT                              90,500        3,773,850
                                                                  --------------
                                                                       9,466,170
RETAIL TRADE - 2.65%
CVS Corp.                                               208,200        6,687,384
Staples, Inc.                                           133,000        3,235,890
                                                                  --------------
                                                                       9,923,274
SANITARY SERVICES - 1.96%
Republic Services, Inc.                                 183,200        7,366,472

SEMICONDUCTORS - 0.65%
Applied Micro Circuits Corp. * (a)                      839,800        2,427,022

SOFTWARE - 2.02%
BEA Systems, Inc. *                                     211,800        3,219,360
Microsoft Corp.                                          60,000        1,639,800

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
VeriFone Holdings, Inc. * (a)                            95,800   $    2,735,090
                                                                  --------------
                                                                       7,594,250
STEEL - 1.22%
Mittal Steel Company, NV (a)                             92,100        3,199,554
United States Steel Corp. (a)                            23,800        1,372,784
                                                                  --------------
                                                                       4,572,338
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.67%
Amdocs, Ltd. *                                           45,800        1,813,680
Ciena Corp. * (a)                                        84,757        2,309,632
Citizens Communications Company (a)                     152,500        2,141,100
                                                                  --------------
                                                                       6,264,412
TELEPHONE - 4.77%
AT&T, Inc.                                              517,000       16,833,520
CenturyTel, Inc.                                         26,900        1,067,123
                                                                  --------------
                                                                      17,900,643
TOBACCO - 1.11%
Altria Group, Inc.                                       54,600        4,179,630
                                                                  --------------
TOTAL COMMON STOCKS (Cost $350,424,319)                           $  371,757,183
                                                                  --------------
SHORT TERM INVESTMENTS - 12.61%
Federal Home Loan Mortgage Corp. Discount
   Notes zero coupon due 10/10/2006 to
   10/25/2006                                    $    3,150,000   $    3,140,597
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                               1,280,000        1,279,810
State Street Navigator Securities Lending
   Prime Portfolio (c)                               42,912,185       42,912,185
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $47,332,592)                                             $   47,332,592
                                                                  --------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE TRUST)
   (COST $397,756,911) - 111.70%                                  $  419,089,775
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (11.70)%                                                          (43,913,147)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  375,176,628
                                                                  ==============

REAL ESTATE SECURITIES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.61%

HOTELS & RESTAURANTS - 1.14%
Starwood Hotels & Resorts Worldwide, Inc.               173,091   $    9,899,074

REAL ESTATE - 98.47%
AMB Property Corp., REIT                                475,840       26,223,542
Apartment Investment & Management
   Company, Class A, REIT                               429,195       23,352,500
Archstone-Smith Trust, REIT                             975,436       53,102,736
Avalon Bay Communities, Inc., REIT                      369,599       44,499,720
BioMed Realty Trust, Inc., REIT (a)                     155,989        4,732,706

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Boston Properties, Inc., REIT (a)                       426,049   $   44,027,904
BRE Properties, Inc., Class A, REIT                     160,240        9,571,135
Brookfield Properties Corp.                             389,360       13,752,195
Digital Realty Trust, Inc., REIT (a)                    336,929       10,552,616
Entertainment Properties Trust, REIT (a)                139,094        6,860,116
Equity Lifestyle Properties, Inc., REIT                 167,228        7,643,992
Equity Office Properties Trust, REIT                  1,352,058       53,757,826
Equity Residential, REIT                                861,734       43,586,506
Essex Property Trust, Inc., REIT (a)                    139,257       16,905,800
Extra Space Storage, Inc., REIT                         198,250        3,431,708
Federal Realty Investment Trust, REIT                   299,387       22,244,454
FelCor Lodging Trust, Inc., REIT                        385,310        7,725,465
General Growth Properties, Inc., REIT                   520,369       24,795,583
Highwoods Properties, Inc., REIT                        154,527        5,749,950
Host Hotels & Resorts, Inc., REIT (a)                 2,196,644       50,369,047
Innkeepers USA Trust, REIT (a)                           66,100        1,076,769
Kilroy Realty Corp., REIT                               109,890        8,279,113
LTC Properties, Inc., REIT (a)                          152,335        3,694,124
Mack-California Realty Corp., REIT                      248,694       12,882,349
Nationwide Health Properties, Inc., REIT                361,881        9,676,698
ProLogis, REIT                                          591,065       33,726,169
Public Storage, Inc., REIT                              416,980       35,856,110
Regency Centers Corp., REIT                             467,022       32,112,433
Simon Property Group, Inc., REIT (a)                    852,629       77,265,240
SL Green Realty Corp., REIT                             268,880       30,033,896
Sovran Self Storage, Inc., REIT                         112,306        6,238,598
Tanger Factory Outlet Centers, Inc., REIT               116,350        4,144,387
The Macerich Company, REIT                              394,820       30,148,455
Ventas, Inc., REIT                                      681,273       26,256,261
Vornado Realty Trust, REIT (a)                          538,472       58,693,448
Washington Real Estate Investment Trust,
   REIT (a)                                             182,710        7,271,858
                                                                  --------------
                                                                     850,241,409
                                                                  --------------
TOTAL COMMON STOCKS (Cost $695,701,903)                           $  860,140,483
                                                                  --------------
SHORT TERM INVESTMENTS - 2.29%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   19,727,486   $   19,727,486
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $19,727,486)                                             $   19,727,486
                                                                  --------------
REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $2,441,804 on 10/2/2006,
   collateralized by $2,505,000 Federal
   National Mortgage Association, 5.40% due
   06/15/2015 (valued at $2,492,475,
   including interest) (c)                       $    2,441,000   $    2,441,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,441,000)                                              $    2,441,000
                                                                  --------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES
   TRUST)
   (COST $717,870,389) - 102.18%                                  $  882,308,969
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.18)%                                                           (18,838,787)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  863,470,182
                                                                  ==============

REAL ESTATE EQUITY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 93.35%

CONSTRUCTION MATERIALS - 1.23%
Forest City Enterprises, Inc.                            66,100   $    3,589,230

HOTELS & RESTAURANTS - 1.36%
Hilton Hotels Corp.                                     142,400        3,965,840

PAPER - 1.18%
Plum Creek Timber Company, Inc.                         101,300        3,448,252

REAL ESTATE - 89.58%
Alexandria Real Estate Equities, Inc., REIT              33,300        3,123,540
AMB Property Corp., REIT                                170,660        9,405,072
Archstone-Smith Trust, REIT                             212,680       11,578,299
Avalon Bay Communities, Inc., REIT                       40,280        4,849,712
Boston Properties, Inc., REIT                            99,430       10,275,096
BRE Properties, Inc., Class A, REIT (a)                  62,830        3,752,836
Brookfield Properties Corp. (a)                         187,100        6,608,372
Camden Property Trust, REIT                              84,000        6,384,840
CBL & Associates Properties, Inc., REIT (a)              89,600        3,755,136
Cousins Properties, Inc., REIT (a)                      115,400        3,947,834
Developers Diversified Realty Corp., REIT               101,000        5,631,760
Duke Realty Corp., REIT (a)                             167,260        6,247,161
EastGroup Properties, Inc., REIT                        143,600        7,159,896
Equity Residential, REIT                                234,810       11,876,690
Essex Property Trust, Inc., REIT (a)                     25,880        3,141,832
Federal Realty Investment Trust, REIT                    70,310        5,224,033
General Growth Properties, Inc., REIT                   175,960        8,384,494
Host Hotels & Resorts, Inc., REIT                       427,190        9,795,467
Kilroy Realty Corp., REIT (a)                            71,120        5,358,181
Kimco Realty Corp., REIT                                151,000        6,473,370
LaSalle Hotel Properties, REIT                          116,570        5,052,144
Mack-California Realty Corp., REIT                      133,450        6,912,710
Maguire Properties, Inc., REIT (a)                      135,400        5,516,196
New Plan Realty Trust, Inc., REIT (a)                   250,000        6,762,500
Post Properties, Inc., REIT                              86,400        4,105,728
ProLogis, REIT                                          191,090       10,903,595
PS Business Parks, Inc., REIT                            54,340        3,276,702
Public Storage, Inc., REIT                               54,180        4,658,938
Reckson Associates Realty Corp., REIT (a)               198,490        8,495,372
Regency Centers Corp., REIT                              90,640        6,232,406
Simon Property Group, Inc., REIT                        192,680       17,460,662
SL Green Realty Corp., REIT (a)                          69,820        7,798,894
Strategic Hotel Cap, Inc., REIT                         188,200        3,741,416
The Macerich Company, REIT                              130,830        9,990,179
The St. Joe Company (a)                                  30,000        1,646,100
United Dominion Realty Trust, Inc., REIT (a)            145,700        4,400,140
Vornado Realty Trust, REIT                               94,600       10,311,400
Washington Real Estate Investment Trust,
   REIT (a)                                             161,960        6,446,008

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE EQUITY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Weingarten Realty Investors, REIT                       109,300   $    4,702,086
                                                                  --------------
                                                                     261,386,797
                                                                  --------------
TOTAL COMMON STOCKS (Cost $248,645,618)                           $  272,390,119
                                                                  --------------
CORPORATE BONDS - 5.68%

REAL ESTATE - 5.68%
BRE Properties Inc, Series 144A
   4.125% due 08/15/2026                         $    2,825,000        2,902,518
EOP Operating LP
   4.00% due 07/15/2026                              11,255,000       12,012,236
Weingarten Realty Investors,
   Series 144A
   3.95% due 08/01/2026 (a)                           1,632,000        1,668,394
                                                                  --------------
                                                                      16,583,148
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $15,713,201)                          $   16,583,148
                                                                  --------------
SHORT TERM INVESTMENTS - 16.55%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   48,299,394   $   48,299,394
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $ 48,299,394)                                            $   48,299,394
                                                                  --------------
REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $2,774,913 on 10/2/2006,
   collateralized by $ 2,650,000
   Federal Home Loan Mortgage
   Corp., 7.00% due 03/15/2010
   (valued at $2,832,188, including
   interest) (c)                                 $    2,774,000   $    2,774,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $ 2,774,000)                                             $    2,774,000
                                                                  --------------
TOTAL INVESTMENTS (REAL ESTATE
EQUITY TRUST)
   (COST $315,432,213) - 116.53%                                  $  340,046,661
LIABILITIES IN EXCESS OF OTHER
ASSETS - (16.53)%                                                    (48,233,156)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  291,813,505
                                                                  ==============

REAL RETURN BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS - 105.00%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 103.40%
   0.875% due 04/15/2010                         $   56,484,225   $   53,525,412
   1.625% due 01/15/2015                             32,879,308       31,273,877
   1.875% due 07/15/2013 to 07/15/2015              155,876,115      151,177,373
   2.00% due 01/15/2014 to 01/15/2026               157,027,512      153,078,977
   2.375% due 04/15/2011 to 01/15/2025               73,926,722       75,074,802
   2.50% due 07/15/2016                              27,352,843       27,899,900
   3.00% due 07/15/2012                              35,767,604       37,110,284

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

TREASURY INFLATION PROTECTED
SECURITIES (D) (CONTINUED)
   3.375% due 01/15/2007 to 04/15/2032           $   48,916,609   $   52,000,021
   3.50% due 01/15/2011                              75,066,869       78,626,690
   3.625% due 01/15/2008 to 04/15/2028              127,236,723      141,486,894
   3.875% due 01/15/2009 to 04/15/2029               61,414,105       75,098,086
   4.25% due 01/15/2010                              52,335,072       55,352,503
                                                                  --------------
                                                                     931,704,819
U.S. TREASURY BONDS - 0.45%
   4.50% due 02/15/2036                               2,900,000        2,778,789
   6.625% due 02/15/2027                              1,000,000        1,229,688
                                                                  --------------
                                                                       4,008,477
U.S. TREASURY NOTES - 1.15%
   4.50% due 02/28/2011                               1,000,000          996,250
   4.875% due 04/30/2011                              9,200,000        9,302,424
   5.125% due 05/15/2016                                100,000          103,734
                                                                  --------------
                                                                      10,402,408
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $947,601,098)                                            $  946,115,704
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.80%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.05%
   4.559% due 01/01/2034 ***                            499,039          491,980

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.75%
   4.363% due 03/01/2044 ***                          7,613,327        7,655,690
   4.665% due 07/01/2035 ***                          4,819,316        4,780,665
   4.678% due 09/01/2044 ***                            240,862          242,292
   4.767% due 01/01/2035 ***                            533,777          526,861
   5.50% TBA **                                      34,400,000       33,884,000
   5.763% due 10/01/2044 (b)***                         284,345          286,032
   6.00% TBA **                                       4,400,000        4,419,250
                                                                  --------------
                                                                      51,794,790
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $52,101,919)                                             $   52,286,770
                                                                  --------------
CORPORATE BONDS - 3.93%

AUTOMOBILES - 0.59%
DaimlerChrysler N.A. Holding Corp.
   5.64% due 03/07/2007 (b)***                          700,000          700,144
   5.87% due 09/10/2007 (a)(b)***                     4,600,000        4,609,973
                                                                  --------------
                                                                       5,310,117
BANKING - 0.98%
Charter One Bank N.A., Series BKNT
   5.54% due 04/24/2009 (b)***                        5,900,000        5,902,507
Export-Import Bank of Korea, Series 97
   5.59% due 10/04/2011 (b)                           1,200,000        1,198,416
Wachovia Bank NA, Series BKNT
   5.4606% due 12/02/2010 (b)***                      1,700,000        1,700,425
                                                                  --------------
                                                                       8,801,348

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION - 0.18%
CSC Holdings, Inc.
   7.875% due 12/15/2007 ***                     $    1,600,000   $    1,624,000

FINANCIAL SERVICES - 2.06%
Citigroup, Inc.
   5.5156% due 05/02/2008 (b)***                        700,000          700,847
   5.525% due 01/30/2009 (b)***                         700,000          700,195
Ford Motor Credit Company
   6.34% due 03/21/2007 (b)***                        5,900,000        5,885,510
General Electric Capital Corp., MTN
   5.4306% due 03/04/2008 (b)***                      2,100,000        2,101,445
   5.43% due 12/12/2008 (b)***                          600,000          600,428
Goldman Sachs Group, Inc.
   5.6638% due 06/28/2010 (b)***                      3,500,000        3,517,563
Nisource Finance Corp.
   5.9681% due 11/23/2009 (b)***                        400,000          399,919
Phoenix Quake Wind, Ltd.
   7.93% due 07/03/2008 (b)                           1,500,000        1,506,480
Pylon, Ltd., Class A Catastrophe Bond
   3.616% due 12/29/2008 (b)                   EUR      600,000          762,256
Pylon, Ltd., Class B Catastrophe Bond
   6.016% due 12/29/2008 (b)                          1,000,000        1,264,591
Rabobank Nederland
   5.5269% due 01/15/2009 (b)***                 $      500,000          500,023
Vita Capital, Ltd., 2003-1
   6.83% due 01/01/2007 (b)***                          600,000          601,302
                                                                  --------------
                                                                      18,540,559
GAS & PIPELINE UTILITIES - 0.01%
El Paso Corp.
   7.625% due 08/16/2007 (a)***                         100,000          101,250

PAPER - 0.11%
Georgia Pacific Corp., Term B
   7.345% due 12/20/2012 (b)*** (f)                     992,500          993,784
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $35,290,595)                          $   35,371,058
                                                                  --------------
MUNICIPAL BONDS - 0.17%

CALIFORNIA - 0.01%
California County California Tobacco
   Securitization Agency, Tobacco Settlement
   Asset-Backed Bonds (Fresno County Tobacco
   Funding Corp.)
   5.625% due 06/01/2023 ***                             85,000           86,045

NEW JERSEY - 0.07%
Tobacco Settlement Financing Corp., Tobacco
   Settlement Asset-Backed Bonds
   6.125% due 06/01/2042 ***                            580,000          623,378

NEW YORK - 0.02%
New York City Municipal Finance Authority
   Water & Sewer System Revenue, Series D
   4.75% due 06/15/2038 ***                             200,000          204,514

RHODE ISLAND - 0.07%
Tobacco Settlement Financing Corp., Tobacco
   Settlement Asset-Backed Bonds, Series A
   6.00% due 06/01/2023 ***                             600,000          634,878
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $1,318,902)                           $    1,548,815
                                                                  --------------

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES - 6.14%
Fremont Home Loan Trust,
   Series 2005-E, Class 2A1
   5.42% due 01/25/2036 (b)***                   $    1,206,449   $    1,206,449
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $55,356,475)                                             $   55,348,043
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.41%
Banc of America Funding Corp.,
   Series 2006-A, Class 1A1
   4.6198% due 02/20/2036 (b)***                      2,333,110        2,320,017
Bank of America Mortgage Securities, Inc.,
   Series 2004-1, Class 5A1
   6.50% due 09/25/2033 ***                             221,232          223,098
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                          174,226          175,635
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                           2,949,659        2,900,725
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-WMC1, Class A2A
   5.41% due 12/25/2035 (b)***                        1,119,969        1,120,148
Countrywide Alternative Loan Trust, Series
   2006-OA12, Class A1A
   5.41% due 09/20/2046 (b)***                          870,451          857,069
Countrywide Alternative Loan Trust, Series
   2006-OA8, Class 2A1
   5.40% due 07/25/2046 (b)***                          595,247          595,383
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2003-HYB3, Class 7A1
   3.7875% due 11/19/2033 (b)***                        197,336          190,145
Countrywide Home Loan Mortgage
   Pass Through Trust, Series 2005-R2,
   Class 1AF1
   5.67% due 06/25/2035 (b)***                          592,064          591,172
Countrywide Home Loans, Series 2005-3,
   Class 1A2
   5.62% due 04/25/2035 (b)***                        2,362,886        2,365,842
CS First Boston Mortgage Securities Corp.,
   Series 2005-C6, Class A1
   4.938% due 12/15/2040 ***                            729,173          725,481
Deutsche ALT-A Securities, Inc., Alternate
   Loan Trust, Series 2006-AB4, Class A1B1
   5.4244% due 10/25/2036 (b)(c)***                   1,300,000        1,299,856
FBR Securitization Trust,
   Series 2005-2, Class AVB2
   5.51% due 09/25/2035 (b)***                        1,782,157        1,782,453
FBR Securitization Trust, Series 2005-3,
   Class AV21
   5.44% due 10/25/2035 (b)***                          148,101          148,124
FBR Securitization Trust, Series 2005-4,
   Class AV21
   5.45% due 10/25/2035 (b)***                          275,468          275,493
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities,
   Series T-62, Class 1A1
   5.632% due 10/25/2044 (b)***                         113,713          114,864
Federal Home Loan Mortgage Corp.,
   Serie 2672, Class TN
   4.00% due 03/15/2023 ***                             285,587          282,361

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Federal Home Loan Mortgage Corp.,
   Series 2752, Class FM
   5.68% due 12/15/2030 (b)***                   $      339,370   $      339,945
Federal Home Loan Mortgage Corp.,
   Series 2905, Class UY
   4.00% due 10/15/2023 ***                             628,719          617,176
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   5.632% due 02/25/2045 (b)***                       3,541,784        3,517,975
Federal National Mortgage Association Whole
   Loan, Series 2003-W8, Class 3F2
   5.68% due 05/25/2042 (b)***                          241,953          242,649
Federal National Mortgage Association Whole
   Loan, Series 2004-W9, Class 1A2
   5.95% due 02/25/2044 ***                             963,219          958,878
Federal National Mortgage Association,
   Series 2003-13, Class MC
   4.50% due 10/25/2022 ***                              26,070           25,984
Federal National Mortgage Association,
   Series 2004-63, Class FA
   5.48% due 08/25/2034 (b)***                          616,711          616,266
Federal National Mortgage Association,
   Series 2006-5, Class 3A2
   4.6782% due 05/25/2035 (b)***                      1,900,000        1,872,572
First Horizon Alternative Mortgage
   Securities,
   Series 2004-AA1, Class A1
   4.7497% due 06/25/2034 (b)***                        792,696          785,853
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A1
   4.229% due 12/10/2037 (b)***                       4,300,705        4,213,987
GGP Mall Properties Trust,
   Series 2001-C1A, Class A2
   5.007% due 11/15/2011 ***                              6,105            6,104
Greenpoint Mortgage Funding Trust,
   Series 2005-AR1, Class A2
   5.55% due 06/25/2045 (b)***                        1,244,234        1,248,512
Harborview Mortgage Loan Trust,
   Series 2005-2, Class 2A1A
   5.55% due 05/19/2035 (b)***                          351,566          352,336
Harborview Mortgage Loan Trust,
   Series 2006-1, Class 2A1A
   5.57% due 03/19/2037 (b)***                          973,702          975,030
HSI Asset Securitization Corp. Trust,
   Series 2006-OPT1, Class 2A1
   5.41% due 12/25/2035 (b)***                          563,043          563,146
Lehman XS Trust, Series 2006-10N, Class 1A1A
   5.41% due 07/25/2046 (b)***                        1,039,014        1,039,176
Lehman XS Trust, Series 2006-4N, Class A1A
   5.41% due 04/25/2046 (b)***                        1,800,756        1,799,631
Master Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 3A7
   3.7859% due 11/21/2034 (b)***                        500,000          483,075
Mellon Residential Funding Corp,
   Series 2001-TBC1, Class A1
   5.68% due 11/15/2031 (b)***                          993,563          995,648

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.77% due 12/15/2030 (b)***                   $      768,380   $      770,918
SACO I Trust, Series 2005-9, Class A2
   5.44% due 12/25/2035 (b)***                          560,522          560,535
Sequoia Mortgage Trust, Series 5, Class A
   5.68% due 10/19/2026 (b)***                          402,291          402,712
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-1, Class 4A2
   4.58% due 02/25/2034 (b)***                          554,417          550,161
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-19, Class 2A1
   6.0642% due 01/25/2035 (b)***                        450,336          452,025
Structured Asset Mortgage Investments Inc,
   Series 2006-AR7, Class A8
   5.40% due 08/25/2036 (b)***                          797,281          797,435
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR4, Class 2A1
   5.52% due 06/25/2036 (b)***                          277,648          277,774
Thornburg Mortgage Securities Trust,
   Series 2006-5, Class A1
   5.45% due 08/25/2036 (b)***                        1,887,919        1,886,098
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-WL7A, Class A1
   5.4138% due 09/15/2021 (b)***                      3,200,000        3,200,501
Washington Mutual, Inc.,
   Series 2005-AR11, Class A1B1
   5.62% due 08/25/2045 (b)***                          215,287          215,725
Washington Mutual, Inc.,
   Series 2005-AR15, Class A1A1
   5.59% due 11/25/2045 (b)***                          534,010          535,818
Washington Mutual, Inc.,
   Series 2006-AR7, Class 3A
   5.677% due 07/25/2046 (b)***                       1,668,825        1,668,825
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR10, Class 2A12
   4.109% due 06/25/2035 (c)                            800,000          791,975
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $48,760,457)                                             $   48,732,311
                                                                  --------------
ASSET BACKED SECURITIES - 6.14%
ACE Securities Corp., Series 2006-CW1, Class
   A2A
   5.3744% due 07/25/2036 (b)***                        565,153          565,406
ACE Securities Corp., Series 2005-HE6, Class
   A2A
   5.44% due 10/25/2035 (b)***                        1,618,072        1,618,332
Argent Securities Inc, Series 2006-M3, Class
   A2A
   5.376% due 10/25/2036 (b)***                       1,100,000        1,100,000
Argent Securities, Inc, Series 2006-W3,
   Class A2A
   5.40% due 04/25/2036 (b)***                          601,227          601,331
Argent Securities, Inc., Series 2005-W2,
   Class A2A
   5.45% due 10/25/2035 (b)***                          311,130          311,166
Argent Securities, Inc., Series 2006-W1,
   Class A2A
   5.41% due 03/25/2036 (b)***                          804,934          805,059
Argent Securities, Inc., Series 2005-W4,
   Class A2A
   5.47% due 02/25/2036 (b)***                        1,285,336        1,285,482

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Asset Backed Funding Certificates, Series
   2004-OPT5, Class A1
   5.68% due 06/25/2034 (b)                      $    1,714,896   $    1,717,039
Bear Stearns Asset Backed Securities, Inc.,
   Series 2002-2, Class A1
   5.66% due 10/25/2032 (b)***                           41,207           41,374
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-BO1, Class 1A1
   5.53% due 09/25/2034 (b)***                          743,843          744,401
Bear Stearns Asset Backed Securities, Inc.,
   Series 2005-4, Class A
   5.66% due 01/25/2036 (b)***                          186,986          187,086
Bear Stearns Asset Backed Securities, Inc.,
   Series 2006-EC1, Class A1
   5.41% due 12/25/2035 (b)***                          405,670          405,733
Capital One Auto Finance Trust,
   Series 2006-A, Class A1
   5.117% due 05/15/2007 ***                            360,234          360,279
Carrington Mortgage Loan Trust,
   Series 2005-FRE1, Class A1
   5.45% due 12/25/2035 (b)***                          646,823          646,866
Centex Home Equity, Series 2006-A, Class AV1
   5.38% due 06/25/2036 (b)***                        2,289,869        2,289,875
Citibank Credit Card Issuance Trust, Series
   2003-A4, Class A4
   5.46% due 03/20/2009 (b)***                        1,900,000        1,900,877
Citigroup Mortgage Loan Trust, Inc.,
   Series 2004-RES1, Class A1
   5.63% due 11/25/2034 (b)***                          216,296          216,623
Countrywide Asset-Backed Certificates,
   Series 2006-18, Class 2A1
   5.3738% due 03/25/2037 (b)***                        800,000          800,125
Countrywide Asset-Backed Certificates,
   Series 2006-1, Class AF1
   5.46% due 07/25/2036 (b)***                          611,001          611,042
Countrywide Asset-Backed Certificates,
   Series 2006-11, Class 3AV1
   5.39% due 09/25/2046 (b)***                          648,251          648,251
Countrywide Asset-Backed Certificates,
   Series 2006-4, Class 2A1
   5.40% due 07/25/2036 (b)***                          538,314          538,314
Countrywide Asset-Backed Certificates,
   Series 2006-6, Class 2A1
   5.40% due 09/25/2036 (b)***                        1,156,651        1,156,727
Countrywide Asset-Backed Certificates,
   Series 2006-8, Class 2A1
   5.36% due 01/25/2046 (b)***                        1,496,084        1,496,088
Countrywide Asset-Backed Certificates,
   Series 2006-13, Class 3AV1
   5.38% due 01/25/2037 (b)***                        1,048,876        1,048,713
Countrywide Asset-Backed Certificates,
   Series 2006-15, Class A1
   5.434% due 10/25/2036 ***                          1,100,000        1,099,830
Equity One ABS, Inc., Series 2004-1,
   Class AV2
   5.63% due 04/25/2034 (b)***                          170,169          170,836

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
Federal Home Loan Mortgage Corp. Sturctured
   Pass Through Securities,
   Series T-32, Class A1
   5.59% due 08/25/2031 (b)***                   $      176,123   $      176,917
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2006-FF1, Class 2A1
   5.42% due 01/25/2036 (b)***                        1,398,591        1,398,903
First NLC Trust, Series 2005-3, Class AV1
   5.44% due 12/25/2035 (b)***                          399,297          399,322
Ford Credit Auto Owner Trust,
   Series 2005-C, Class A2
   4.24% due 03/15/2008 ***                             492,263          490,974
GSAMP Trust, Series 2004-SEA2, Class A2A
   5.62% due 03/25/2034 (b)***                          275,320          275,668
GSAMP Trust, Series 2005-WMC2, Class A2A
   5.44% due 11/25/2035 (b)***                        1,158,740        1,158,880
GSR Mortgage Loan Trust,
   Series 2005-HEL1, Class A2A
   5.43% due 11/25/2030 (b)***                          557,408          557,437
Home Equity Asset Trust,
   Series 2006-2, Class 2A1
   5.41% due 05/25/2036 (b)***                          593,233          593,141
Home Equity Asset Trust,
   Series 2005-8, Class 2A1
   5.44% due 02/25/2036 (b)***                          481,889          482,008
Indymac Residential Asset Backed Trust,
   Series 2006-D, Class 2A1
   5.38% due 11/25/2036 (b)***                          500,000          499,922
Indymac Residential Asset Backed Trust,
   Series 2005-D, Class AII1
   5.43% due 03/25/2036 (b)***                          647,810          647,911
Indymac Residential Asset Backed Trust,
   Series 2006-A, Class A1
   5.42% due 03/25/2036 (b)***                        1,451,328        1,451,490
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-FRE1, Class A2
   5.40% due 05/25/2035 (b)***                          602,670          602,767
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WMC3, Class A2
   5.38% due 08/25/2036 (b)***                        1,036,616        1,036,455
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-CW2, Class AV2
   5.3644% due 08/25/2036 (b)***                        257,903          257,863
Long Beach Mortgage Loan Trust,
   Series 2004-6, Class 1A1
   5.53% due 11/25/2034 (b)***                          582,977          583,312
Long Beach Mortgage Loan Trust,
   Series 2006-1, Class 2A1
   5.41% due 02/25/2036 (b)***                          422,609          422,671
Long Beach Mortgage Loan Trust,
   Series 2006-2, Class 2A1
   5.40% due 03/25/2036 (b)***                          181,751          181,779
Long Beach Mortgage Loan Trust,
   Series 2006-3, Class 2A1
   5.39% due 04/25/2036 (b)***                          207,616          207,651
Merrill Lynch Mortgage Investors Inc,
   Series 2006-MLN1, Class A2A
   5.3944% due 07/25/2037 (b)***                        700,000          700,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Merrill Lynch Mortgage Investors, Inc.,
   Series 2006-AHL1, Class A2A
   5.38% due 05/25/2037 (b)***                   $      736,966   $      736,851
Merrill Lynch Mortgage Investors, Inc.,
   Series 2006-WMC1, Class A2A
   5.41% due 01/25/2037 (b)***                          373,066          373,087
Morgan Stanley ABS Capital I,
   Series 2006-WMC2, Class A2A
   5.37% due 07/25/2036 (b)***                        2,935,001        2,934,543
Nelnet Student Loan Trust, Series 2004-3,
   Class A3
   5.575% due 07/25/2016 (b)***                         500,000          501,129
Nelnet Student Loan Trust, Series 2004-4,
   Class A3
   5.575% due 10/25/2016 (b)***                         800,000          800,716
Nelnet Student Loan Trust, Series 2006-2,
   Class A1
   5.0506% due 10/27/2014 (b)***                        300,000          300,141
New Century Home Equity Loan Trust,
   Series 2005-4, Class A2A
   5.44% due 09/25/2035 (b)***                          231,669          231,687
New Century Home Equity Loan Trust,
   Series 2005-B, Class A2A
   5.45% due 10/25/2035 (b)***                           76,785           76,795
Newcastle Mortgage Securities Trust,
   Series 2006-1, Class A1
   5.40% due 03/25/2036 (b)***                          356,663          356,735
Nomura Asset Acceptance Corp.,
   Series 2006-S1, Class A1
   5.47% due 01/25/2036 (b)***                          469,351          469,498
Renaissance Home Equity Loan Trust,
   Series 2005-3, Class AF1
   5.48% due 11/25/2035 (b)***                           31,031           31,034
Residential Asset Mortgage Products, Inc.,
   Series 2006-NC1, Class A1
   5.41% due 01/25/2036 (b)***                          467,405          467,405
Residential Asset Securities Corp.,
   Series 2005-EMX1, Class AI1
   5.43% due 03/25/2035 (b)***                           20,030           20,031
Residential Asset Securities Corp.,
   Series 2006-EMX4, Class A1
   5.37% due 06/25/2036 (b)***                        1,260,067        1,259,870
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI1
   5.40% due 04/25/2036 (b)***                          150,683          150,729
Residential Asset Securities Corp.,
   Series 2006-KS4, Class A1
   5.37% due 06/25/2036 (b)***                        1,993,757        1,993,910
Securitized Asset Backed Receivables LLC
   Trust, Series 2006-OP1, Class A2A
   5.40% due 10/25/2035 (b)***                          270,221          270,221
SLM Student Loan Trust, Series 2004-4,
   Class A3
   5.575% due 10/25/2013 (b)***                         321,494          321,695
SLM Student Loan Trust, Series 2004-8,
   Class A2
   5.505% due 07/25/2013 (b)***                          16,213           16,217
SLM Student Loan Trust, Series 2005-9,
   Class A1
   5.455% due 01/25/2013 (b)***                         143,486          143,359
SLM Student Loan Trust, Series 2006-8,
   Class A1
   5.37% due 04/25/2012 (b)***                          400,000          400,000

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Soundview Home Equity Loan Trust,
   Series 2005-B, Class A1
   5.44% due 05/25/2035 (b)***                   $      563,810   $      563,820
Soundview Home Equity Loan Trust,
   Series 2006-1, Class A1
   5.40% due 02/25/2036 (b)***                          137,997          138,021
Soundview Home Equity Loan Trust,
   Series 2006-2, Class A1
   5.40% due 03/25/2036 (b)***                           56,729           56,738
Soundview Home Equity Loan Trust,
   Series 2006-EQ1, Class A1
   5.38% due 10/25/2036 (b)***                        1,000,000          999,846
Soundview Home Equity Loan Trust,
   Series 2006-OPT1, Class 2A1
   5.40% due 03/25/2036 (b)***                          332,240          332,240
Soundview Home Equity Loan Trust,
   Series 2006-OPT5, Class 2A1
   5.3544% due 07/25/2036 (b)***                      2,029,738        2,029,421
Structured Asset Investment Loan Trust,
   Series 2005-6, Class A7
   5.42% due 07/25/2035 (b)***                          111,856          111,873
Structured Asset Securities Corp.,
   Series 2005-7XS, Class 2A1A
   4.90% due 04/25/2035 ***                           1,311,321        1,291,448
Structured Asset Securities Corp.,
   Series 2005-S7, Class A1
   5.46% due 12/25/2035 (b)***                        1,209,694        1,209,805
Susquehanna Auto Lease Trust,
   Series 2006-1, Class A1
   4.9909% due 04/16/2007 ***                           157,146          157,084
Truman Capital Mortgage Loan Trust,
   Series 2004-1, Class A1
   5.67% due 01/25/2034 (b)***                           62,162           62,386
USAA Auto Owner Trust,
   Series 2006-1, Class A2
   5.03% due 11/17/2008 ***                             561,060          560,446
Wachovia Mortgage Loan Trust LLC,
   Series 2005-WMC1, Class A1
   5.44% due 10/25/2035 (b)***                          280,865          280,887
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $55,356,475)                                             $   55,348,043
                                                                  --------------
OPTIONS - 0.03%

CALL OPTIONS - 0.03%
Over The Counter European Style Call
   Expiration 06/07/2007 at $5.25 *                  37,000,000          299,770
                                                                  --------------

PUT OPTIONS - 0.00%
Chicago Board of Trades American Purchase
   Put U.S. Treasury Notes 10 Yrs. Futures
      Expiration 11/21/2006 at $101.00 *                325,000            5,078
Chicago Board of Trades American Purchase
   Put U.S. Treasury Notes 5 Yrs. Futures
      Expiration 11/21/2006 at $101.00 *                584,000            9,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
OPTIONS (CONTINUED)

PUT OPTIONS (CONTINUED)
Chicago Mercantile Exchange American
   Purchase Put on Eurodollar
   Expiration 12/17/2007 at $91.25 *                    172,500   $          431
   Expiration 09/17/2007 at $92.00 *                     25,000               63
   Expiration 12/18/2006 at $92.50 *                    397,500              994
   Expiration 12/18/2006 at $92.75 *                    710,000            1,775
   Expiration 12/18/2006 at $93.00 *                    325,000              812
   Expiration 12/18/2006 at $94.125 *                   462,500            1,156
Over The Counter European Purchase Put
   Treasury Inflationary Index, 2.00%
   Expiration 12/18/2006 at $74.00 *                 57,000,000                0
Over The Counter European Purchase Put
   Treasury Inflationary Index, 2.375%
   Expiration 12/18/2006 at $52.00 *                 71,000,000                0
Over The Counter European Purchase Put
   Treasury Inflationary Index, 3.50%
   Expiration 10/24/2006 at $87.00 *                 75,000,000                0
Over The Counter European Purchase Put
   Treasury Inflationary Index, 3.625%
   Expiration 12/18/2006 at $95.00 *                 69,000,000                0
Over The Counter European Purchase Put
   Treasury Inflationary Index, 4.25%
   Expiration 10/24/2006 at $94.46875 *              14,000,000                0
                                                                  --------------
                                                                          19,434
                                                                  --------------
TOTAL OPTIONS (Cost $251,928)                                     $      319,204
                                                                  --------------
SHORT TERM INVESTMENTS - 81.76%
Abbey National LLC
   5.24% due 10/26/2006 ***                      $    3,200,000   $    3,188,356
   5.245% due 01/08/2007 ***                         24,200,000       23,850,945
Bank of America Corp.
   5.25% due 01/12/2007 ***                             300,000          295,494
   5.26% due 12/14/2006 ***                             100,000           98,919
   5.268% due 11/20/2006 ***                          2,700,000        2,680,245
   5.275% due 11/14/2006 to 12/01/2006 ***           23,700,000       23,545,457
Barclays U.S. Funding LLC
   5.235% due 12/22/2006 ***                          1,300,000        1,284,499
   5.28% due 11/22/2006 ***                           2,100,000        2,083,984
   5.385% due 10/11/2006 ***                         20,500,000       20,469,335
   5.405% due 10/20/2006 ***                          3,200,000        3,190,872
BNP Paribas Finance, Inc.
   5.24% due 01/19/2007 ***                           1,000,000          983,989
   5.265% due 11/22/2006                             23,400,000       23,222,043
   5.267% due 11/27/2006 ***                          2,400,000        2,379,985
Caisse Nationale Des Caisses
   5.285% due 11/10/2006 ***                         23,000,000       22,864,939
CBA (Delaware) Finance, Inc.
   5.245% due 10/25/2006 ***                         24,600,000       24,513,982
Citigroup Funding, Inc.
   5.29% due 11/13/2006 ***                           4,800,000        4,769,671
Cox Communications, Inc.
   4.00% due 01/16/2007 ***                             800,000          800,000
Danske Corp.
   5.255% due 01/18/2007 ***                          2,000,000        1,968,178
   5.265% due 12/27/2006 ***                            700,000          691,093

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Danske Corp. (continued)
   5.355% due 10/26/2006 ***                     $    5,400,000   $    5,379,919
   5.37% due 10/30/2006 ***                          18,700,000       18,619,107
Dexia Delaware LLC
   5.25% due 12/20/2006 ***                           4,400,000        4,348,667
   5.355% due 10/23/2006 ***                         22,400,000       22,326,696
DNB NORBank ASA
   5.25% due 01/16/2007 ***                          21,000,000       20,672,313
   5.265% due 02/20/2007 ***                          5,500,000        5,385,779
Fortis Funding LLC
   5.24% due 10/25/2006 ***                           4,700,000        4,679,477
   5.37% due 10/24/2006 ***                          22,500,000       22,422,806
Government of France
   zero coupon due 10/12/2006 to
   12/07/2006 ***                              EUR   13,730,000       17,327,347
General Electric Capital Corp.
   5.25% due 01/17/2007 ***                      $   23,800,000       23,425,150
Federal Republic of Germany, Series 0606
   zero coupon due 12/13/2006 ***              EUR   26,300,000       33,166,644
Government of France, Series 13S
   zero coupon due 11/16/2006 ***                    27,000,000       34,022,970
Ixis Corp.
   5.25% due 10/16/2006 ***                      $    1,300,000        1,297,156
   5.275% due 11/07/2006 ***                          2,900,000        2,884,278
   5.36% due 10/25/2006 ***                          22,500,000       22,419,600
Kingdom of Netherlands
   zero coupon due 10/31/2006 ***              EUR   32,450,000       41,067,706
Rabobank USA Finance Corp.
   5.36% due 10/02/2006 ***                      $   24,700,000       24,696,322
Sanofi Aventis
   5.25% due 11/08/2006 ***                          24,400,000       24,264,783
Sanpaola Imi US Financial Company
   5.265% due 12/01/2006 ***                         24,000,000       23,785,890
Skandinaviska Enskilda Banken
   5.27% due 10/27/2006 ***                           7,300,000        7,272,215
   5.36% due 10/27/2006 ***                          18,000,000       17,930,320
Societe Generale North America, Inc.
   5.245% due 01/08/2007 ***                          1,300,000        1,281,249
   5.265% due 11/17/2006 to 12/21/2006 ***           19,100,000       18,875,228
   5.29% due 12/18/2006 ***                           2,800,000        2,767,907
   5.37% due 10/10/2006 ***                           3,700,000        3,695,033
Spintab AB
   5.27% due 11/17/2006 ***                             700,000          695,184
State Street Navigator Securities Lending
   Prime Portfolio (c)                                4,807,750        4,807,750
Svenska Handelsbanken
   5.24% due 11/27/2006 ***                          24,600,000       24,395,902
Swedbank, Inc.
   5.28% due 11/16/2006 ***                          22,300,000       22,149,549
   5.385% due 10/23/2006 ***                          2,800,000        2,790,786
Swedish Housing Finance Corp. - Statens
   Bostadsfinansieringsaktiebolag
   5.265% due 11/30/2006 ***                         24,000,000       23,789,400
Time Warner, Inc.
   5.39% due 01/25/2007 ***                           7,900,000        7,762,795
Total SA
   5.36% due 10/02/2006 ***                          24,700,000       24,688,967

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Toyota Motor Credit Corp., MTN
   5.25% due 11/13/2006 ***                      $    3,200,000   $    3,179,933
U.S. Treasury Bills
   zero coupon due 12/14/2006 ***                       250,000          247,538
   zero coupon due 12/14/2006 *** ****                  765,000          757,436
UBS Finance (Delaware) LLC
   5.205% due 01/26/2007 (c)***                         800,000          786,467
   5.26% due 12/01/2006 (c)***                        2,700,000        2,675,935
   5.28% due 11/16/2006 (c)***                       17,500,000       17,381,933
   5.375% due 10/11/2006 (c)***                       6,300,000        6,290,594
Viacom, Inc.
   5.60% due 03/22/2007 ***                           1,200,000        1,200,000
Westpac Banking Corp.
   5.255% due 12/12/2006 ***                         17,400,000       17,217,126
   5.27% due 11/21/2006 ***                           8,400,000        8,337,287
   5.365% due 10/16/2006                                600,000          598,659
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $736,732,164)                                            $  736,649,789
                                                                  --------------
REPURCHASE AGREEMENTS - 1.95%
Credit Suisse First Boston Tri-Party
   Repurchase Agreement dated
   09/29/2006 at 5.05% to be
   repurchased at $4,701,978 on
   10/02/2006, collateralized by
   $4,908,000 U.S. Treasury Bonds,
   4.00% due 12/11/2015 (valued at
   $4,815,698, including interest) ***           $    4,700,000   $    4,700,000
Lehman Brothers Tri-Party Repurchase
   Agreement dated 09/29/2006 at 5.05% to
   be repurchased at $5,002,104 on
   10/02/2006, collateralized by $5,070,000
   U.S. Treasury Bonds, 4.875% due
   08/08/2031 (valued at $5,119,856,
   including interest) ***                            5,000,000        5,000,000
Repurchase Agreement with State Street
   Corp. dated 09/29/2006 at 3.95% to be
   repurchased at $7,844,581 on 10/02/2006,
   collateralized by $7,365,000 Federal
   National Mortgage Association, 7.25% due
   01/15/2010 (valued at $8,000,231,
   including interest) (c)***                         7,842,000        7,842,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,542,000)                                             $   17,542,000
                                                                  --------------
TOTAL INVESTMENTS (REAL RETURN BOND TRUST)
   (COST $1,894,955,538) - 210.19%                                $1,893,913,694
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (110.19)%                                               (992,876,145)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  901,037,549
                                                                  ==============

SCIENCE & TECHNOLOGY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 94.64%

ADVERTISING - 2.03%
Aquantive, Inc. * (a)                                   104,800   $    2,475,376
Getty Images, Inc. * (a)                                 47,400        2,354,832
Monster Worldwide, Inc. *                                92,400        3,343,956
                                                                  --------------
                                                                       8,174,164
BUSINESS SERVICES - 0.81%
Accenture, Ltd., Class A                                102,200        3,240,762

CELLULAR COMMUNICATIONS - 1.01%
American Tower Corp., Class A *                          61,200        2,233,800
Crown Castle International Corp. *                       52,100        1,836,004
                                                                  --------------
                                                                       4,069,804
COMPUTERS & BUSINESS EQUIPMENT - 12.87%
Apple Computer, Inc. *                                  121,500        9,359,145
Cisco Systems, Inc. *                                   745,130       17,137,990
Cogent, Inc. * (a)                                      316,000        4,338,680
Cognizant Technology Solutions Corp.,
   Class A *                                             46,200        3,421,572
Dell, Inc. *                                            184,351        4,210,577
EMC Corp. *                                             841,800       10,084,764
Network Appliance, Inc. *                                32,700        1,210,227
Sun Microsystems, Inc. *                                392,400        1,950,228
                                                                  --------------
                                                                      51,713,183
ELECTRICAL EQUIPMENT - 1.70%
American Power Conversion Corp. (a)                     130,100        2,856,996
Symbol Technologies, Inc. (a)                           266,500        3,960,190
                                                                  --------------
                                                                       6,817,186
ELECTRONICS - 6.74%
Flextronics International, Ltd. *                       395,700        5,001,648
Hon Hai Precision Industry Company, Ltd.                374,400        2,279,375
Jabil Circuit, Inc.                                     175,700        5,019,749
Samsung Electronics Company, Ltd.                        21,061       14,778,087
                                                                  --------------
                                                                      27,078,859
HOUSEHOLD APPLIANCES - 1.32%
LG Electronics, Inc.                                     82,541        5,320,724

INTERNET RETAIL - 3.11%
Amazon.com, Inc. *                                       22,100          709,852
eBay, Inc. *                                            415,400       11,780,744
                                                                  --------------
                                                                      12,490,596
INTERNET SERVICE PROVIDER - 8.54%
Google, Inc., Class A *                                  28,300       11,373,770
Salesforce.Com, Inc. * (a)                              178,300        6,397,404
Yahoo!, Inc. *                                          654,300       16,540,704
                                                                  --------------
                                                                      34,311,878
INTERNET SOFTWARE - 7.93%
F5 Networks, Inc. *                                      20,100        1,079,772
Juniper Networks, Inc. *                                948,552       16,390,979
McAfee, Inc. *                                          263,100        6,435,426
VeriSign, Inc. *                                        394,200        7,962,840
                                                                  --------------
                                                                      31,869,017

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 2.80%
DreamWorks Animation SKG, Class A *                      77,700   $    1,935,507
Electronic Arts, Inc. *                                 125,286        6,975,924
International Game Technology, Inc.                      56,200        2,332,300
                                                                  --------------
                                                                      11,243,731
MANUFACTURING - 0.62%
NEOMAX Co Ltd (a)                                       145,000        2,488,347

SEMICONDUCTORS - 22.23%
Altera Corp. *                                          328,900        6,045,182
Analog Devices, Inc.                                    458,400       13,472,376
Applied Materials, Inc.                                 113,100        2,005,263
Broadcom Corp., Class A *                               184,100        5,585,594
Conexant Systems, Inc. * (a)                            785,000        1,570,000
Intel Corp.                                             236,400        4,862,748
KLA-Tencor Corp.                                         39,600        1,761,012
Linear Technology Corp.                                 198,300        6,171,096
Marvell Technology Group, Ltd. *                        442,000        8,561,540
Maxim Integrated Products, Inc.                         404,900       11,365,543
MediaTek, Inc.                                           64,900          615,714
Microchip Technology, Inc.                               39,000        1,264,380
National Semiconductor Corp.                             31,300          736,489
PMC-Sierra, Inc. * (a)                                  522,100        3,101,274
Spansion, Inc. * (a)                                    119,000        1,983,730
Taiwan Semiconductor Manufacturing Company,
   Ltd., SADR (a)                                       239,999        2,303,991
Texas Instruments, Inc.                                 131,700        4,379,025
Xilinx, Inc.                                            618,200       13,569,490
                                                                  --------------
                                                                      89,354,447
SOFTWARE - 10.93%
Activision, Inc. *                                       92,200        1,392,220
Adobe Systems, Inc. *                                   217,492        8,145,075
Autodesk, Inc. *                                         23,500          817,330
Cognos, Inc. * (a)                                      191,400        6,986,100
Microsoft Corp.                                         368,300       10,065,639
NAVTEQ Corp. *                                          191,600        5,002,676
Oracle Corp. *                                           64,900        1,151,326
Red Hat, Inc. * (a)                                     363,100        7,654,148
Take-Two Interactive Software, Inc. *                   106,100        1,512,986
Tele Atlas NV * (a)                                      70,731        1,211,395
                                                                  --------------
                                                                      43,938,895
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 12.00%
Atheros Communications, Inc. * (a)                       52,600          953,638
Ciena Corp. *                                            30,800          839,300
Corning, Inc. *                                         369,200        9,012,172
Finisar Corp. * (a)                                     653,300        2,371,479
JDS Uniphase Corp. * (a)                                270,700          592,833
Nokia Oyj, SADR                                         658,050       12,957,004
QUALCOMM, Inc.                                          296,000       10,759,600
Riverbed Technolgoy Inc * (a)                            42,800          834,600
Telefonaktiebolaget LM Ericsson, SADR                   191,000        6,579,950
Telus Corp., Non Voting Shares                           33,000        1,847,010

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   (CONTINUED)
ZTE Corp., Class H (a)                                  400,200   $    1,479,255
                                                                      48,226,841
                                                                  --------------
TOTAL COMMON STOCKS (Cost $379,528,456)                           $  380,338,434
                                                                  --------------
SHORT TERM INVESTMENTS - 10.60%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   24,569,930   $   24,569,930
T. Rowe Price Reserve Investment Fund (c)            18,009,909       18,009,909
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $42,579,839)                                             $   42,579,839
                                                                  --------------
REPURCHASE AGREEMENTS - 0.25%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $1,000,329 on 10/2/2006,
   collateralized by $1,020,000
   Federal National Mortgage
   Association, 6.25% due
   02/28/2017 (valued at $1,020,000,
   including interest) (c)                       $    1,000,000   $    1,000,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,000,000)                                              $    1,000,000
                                                                  --------------
TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY
   TRUST)
   (COST $423,108,295) - 105.49%                                  $  423,918,273
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (5.49)%                                                           (22,045,136)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  401,873,137
                                                                  ==============

SHORT-TERM BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS - 16.15%

U.S. TREASURY NOTES - 16.15%
   4.25% due 10/31/2007 (a)                      $   23,300,000   $   23,138,904
   4.75% due 08/31/2011                               3,950,000        3,954,321
   4.875% due 08/15/2009 (a)                         21,700,000       21,847,495
                                                                  --------------
                                                                      48,940,720
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $48,496,140)                                             $   48,940,720
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.34%

FEDERAL HOME LOAN MORTGAGE CORP. - 4.22%
   3.751% due 11/01/2033 (b)                            814,280          814,946
   5.25% due 07/18/2011                               8,500,000        8,619,306
   6.50% due 12/01/2009                                 287,398          289,066
   7.00% due 12/01/2010 to 02/01/2014                 1,706,873        1,742,622
   7.50% due 11/01/2009 to 06/01/2012                   432,440          440,765
   8.00% due 06/01/2010                                  87,625           90,517
   8.50% due 05/01/2015                                 751,352          797,940
                                                                  --------------
                                                                      12,795,162

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   13.76%
   4.25% due 08/15/2010                          $   10,000,000   $    9,772,910
   5.599% due 01/01/2033 (b)                            513,546          522,643
   5.617% due 09/01/2033 (b)                            979,217        1,000,394
   6.00% due 05/15/2008 to 01/01/2017                22,011,592       22,347,924
   6.50% due 04/01/2017 to 08/01/2017                 3,468,251        3,545,641
   7.00% due 12/01/2010 to 07/01/2034                 2,363,040        2,425,883
   7.50% due 08/01/2009 to 07/01/2034                 1,547,342        1,594,155
   8.00% due 07/01/2014                                 460,100          481,795
                                                                  --------------
                                                                      41,691,345
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   0.36%
   7.00% due 12/15/2008                                 236,716          238,678
   8.00% due 12/15/2025                                 387,754          403,690
   8.50% due 11/15/2015                                 420,940          442,240
                                                                  --------------
                                                                       1,084,608
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $55,907,990)                                             $   55,571,115
                                                                  --------------
CORPORATE BONDS - 25.73%

AEROSPACE - 0.22%
Raytheon Company
   6.75% due 08/15/2007                                 643,000          649,961

AMUSEMENT & THEME PARKS - 0.66%
Walt Disney Co, Series MTN
   5.49% due 09/10/2009 (b)                           2,000,000        2,000,876

BANKING - 0.33%
Lehman Brothers Holdings, Inc., Series MTN
   5.75% due 04/25/2011                               1,000,000        1,011,317

BROADCASTING - 1.64%
British Sky Broadcasting Group PLC
   7.30% due 10/15/2006                               1,000,000        1,000,409
Univision Communications, Inc.
   3.50% due 10/15/2007                               2,000,000        1,945,372
Viacom, Inc.
   5.75% due 04/30/2011                               1,000,000          998,006
   6.625% due 05/15/2011                              1,000,000        1,039,037
                                                                  --------------
                                                                       4,982,824
BUILDING MATERIALS & CONSTRUCTION - 0.47%
DR Horton, Inc.
   7.50% due 12/01/2007                               1,400,000        1,427,947

CABLE AND TELEVISION - 0.68%
Cox Communications, Inc.
   5.94% due 12/14/2007 (b)                           1,000,000        1,004,806
Time Warner, Inc.
   6.75% due 04/15/2011                               1,000,000        1,045,881
                                                                  --------------
                                                                       2,050,687
CRUDE PETROLEUM & NATURAL GAS - 0.37%
Sempra Energy
   5.8625% due 05/21/2008 (b)                         1,130,000        1,131,533

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES - 1.14%
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008                         $    1,150,000   $    1,155,400
Dominion Resources, Inc.
   4.75% due 12/15/2010                               1,000,000          975,107
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                               1,320,000        1,319,949
                                                                  --------------
                                                                       3,450,456
ENERGY - 1.64%
Enterprise Products Operating LP, Series B
   4.00% due 10/15/2007                               2,000,000        1,969,586
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                               1,000,000        1,002,682
Northern Border Pipeline Company
   6.25% due 05/01/2007                               2,000,000        2,008,618
                                                                  --------------
                                                                       4,980,886
FINANCIAL SERVICES - 3.60%
Capital One Financial Corp, Series MTN
   5.70% due 09/15/2011                                 950,000          956,693
CIT Group, Inc.
   5.63% due 05/18/2007 (b)                           1,000,000        1,001,579
Janus Capital Group, Inc.
   5.875% due 09/15/2011                              1,000,000        1,007,623
Kaupthing Bank Hf
   6.07% due 01/15/2010 (b)                           1,000,000        1,000,300
NiSource Finance Corp.
   7.875% due 11/15/2010                              1,000,000        1,078,720
Popular North America, Inc., Series E
   6.125% due 10/15/2006                                855,000          855,156
Residential Capital Corp.
   6.6925% due 11/21/2008 (b)                         1,000,000        1,010,961
   6.7419% due 06/29/2007 (b)                         2,000,000        2,011,641
Westfield Group
   5.40% due 10/01/2012                               2,000,000        1,997,395
                                                                  --------------
                                                                      10,920,068
GAS & PIPELINE UTILITIES - 0.99%
Kinder Morgan Energy Partners, LP
   5.35% due 08/15/2007                               1,500,000        1,488,510
ONEOK Partners LP
   5.90% due 04/01/2012                               1,500,000        1,511,931
                                                                  --------------
                                                                       3,000,441
HEALTHCARE SERVICES - 0.69%
WellPoint, Inc.
   3.50% due 09/01/2007                               1,225,000        1,202,448
   3.75% due 12/14/2007                                 895,000          877,654
                                                                  --------------
                                                                       2,080,102
HOMEBUILDERS - 0.13%
Centex Corp.
   4.75% due 01/15/2008                                 400,000          396,428

HOTELS & RESTAURANTS - 1.00%
Harrah's Operating Company, Inc.
   7.125% due 06/01/2007                              1,000,000        1,007,367
Hilton Hotels Corp.
   7.95% due 04/15/2007                               1,000,000        1,012,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                         $    1,000,000   $    1,006,250
                                                                  --------------
                                                                       3,026,117
INSURANCE - 3.14%
CNA Financial Corp.
   6.00% due 08/15/2011                               1,500,000        1,521,009
   6.60% due 12/15/2008                               1,400,000        1,431,669
Hartford Financial Services Group, Inc.
   5.55% due 08/16/2008                               1,250,000        1,257,257
   6.375% due 11/01/2008                              1,000,000        1,022,063
ING Security Life Institutional Funding
   4.25% due 01/15/2010                                 895,000          873,426
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                590,000          589,638
RenaissanceRe Holdings, Ltd.
   7.00% due 07/15/2008                               1,500,000        1,534,715
W.R. Berkley Corp.
   5.125% due 09/30/2010                              1,300,000        1,288,665
                                                                  --------------
                                                                       9,518,442
LEISURE TIME - 0.82%
Caesars Entertainment, Inc.
   8.50% due 11/15/2006                               1,500,000        1,507,500
MGM Mirage, Inc.
   6.00% due 10/01/2009                               1,000,000          987,500
                                                                  --------------
                                                                       2,495,000
PETROLEUM SERVICES - 0.32%
Anadarko Petroleum Corp.
   3.25% due 05/01/2008                               1,000,000          966,623
PHARMACEUTICALS - 0.53%
Caremark Rx, Inc.
   7.375% due 10/01/2006                              1,600,000        1,600,000
PUBLISHING - 0.29%
Dow Jones & Company, Inc.
   3.875% due 02/15/2008                                890,000          872,677
REAL ESTATE - 4.68%
Colonial Realty, LP
   4.75% due 02/01/2010                               1,500,000        1,461,275
Duke Realty, LP
   3.35% due 01/15/2008                               1,625,000        1,584,876
Health Care REIT, Inc.
   7.50% due 08/15/2007                                 487,000          490,927
iStar Financial, Inc., REIT
   5.94% due 03/16/2009 (b)                           2,000,000        2,013,440
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                              1,620,000        1,598,762
Lennar Corp.
   7.625% due 03/01/2009                                500,000          522,513
Rouse Company, REIT
   3.625% due 03/15/2009                                900,000          852,377
Simon Property Group, LP, REIT
   3.75% due 01/30/2009                               2,256,000        2,178,021
United Dominion Realty Trust, Inc.,
   Series MTNE
   4.50% due 03/03/2008                               1,000,000          984,603

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Vornado Realty, LP
   5.60% due 02/15/2011                          $    1,000,000   $      999,696
   5.625% due 06/15/2007                              1,485,000        1,483,558
                                                                  --------------
                                                                      14,170,048
RETAIL TRADE - 0.33%
May Department Stores Company
   3.95% due 07/15/2007                               1,000,000          986,604

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.36%
Deutsche Telekom International Finance BV
   8.00% due 06/15/2010                               1,000,000        1,090,894

TELEPHONE - 1.04%
BellSouth Corp.
   4.20% due 09/15/2009                               1,200,000        1,163,845
Sprint Capital Corp.
   6.375% due 05/01/2009                              1,000,000        1,024,131
Telecom Italia Capital SA
   4.00% due 01/15/2010                               1,000,000          947,510
                                                                  --------------
                                                                       3,135,486
TRANSPORTATION - 0.66%
FedEx Corp.
   5.50% due 08/15/2009                               2,000,000        2,012,846
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $78,355,455)                          $   77,958,263
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 32.88%
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class A1
   3.156% due 11/10/2039                              2,328,331        2,252,921
Banc of America Commercial Mortgage, Inc.,
   Series 2004-4, Class XP
   0.8781% IO due 07/10/2042 (b)                     65,746,212        1,569,829
Banc of America Funding Corp.,
   Series 2005-H, Class 1A1
   5.0941% due 11/20/2035 (b)                         3,070,988        3,068,630
Banc of America Large Loan,
   Series 2005-ESHA, Class H
   6.43% due 07/14/2020 (b)                           1,500,000        1,501,806
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.59% due 03/15/2022 (b)                             850,000          850,522
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2006-4, Class 2A1
   5.849% due 10/25/2036 (b)                          6,000,000        6,018,750
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-PWR3, Class A1
   3.236% due 02/11/2041                              1,320,490        1,279,714
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PW10, Class X2
   0.059% IO due 12/11/2040 (b)                     427,425,000        1,859,769
Bear Stearns Commercial Mortgage Securities,
   Series 2006-BBA7, Class G
   5.77% due 03/15/2019 (b)                           1,000,000        1,000,006

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW12, Class A1
   5.546% due 09/11/2038 (b)                     $    1,949,689   $    1,969,771
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW13, Class X2
   0.447% IO due 09/11/2041 (b)                     100,000,000        2,490,000
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-AR1, Class 1A1
   4.90% due 10/25/2035 (b)                             916,430          906,586
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-WF2, Class A2C
   5.852% due 05/25/2036                              1,700,000        1,709,756
Commercial Mortgage Pass Through
   Certificates,
   Series 2004-LB2A, Class X2
   1.1574% IO due 03/10/2039 (b)                     38,276,781        1,125,100
Commercial Mortgage Pass Through
   Certificates,
   Series 2006-CN2A, Class AJFX
   5.478% due 02/05/2019                              2,700,000        2,725,008
Commercial Mortgage, Series 2005-FL11,
   Class AJ
   5.53% due 11/15/2017 (b)                             565,000          565,162
Countrywide Alternative Loan Trust,
   Series 2003-3T1, Class A2
   4.50% due 05/25/2033                               1,096,059        1,066,117
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1AIO
   1.30% IO due 02/25/2007                           14,554,185           52,222
Countrywide Alternative Loan Trust,
   Series 2005-2, Class 1A1
   5.1039% due 03/25/2035 (b)                         1,366,159        1,364,599
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2004-2, Class 1A1
   4.1374% due 02/25/2034 (b)                           955,235          977,398
Countrywide Home Loan Trust,
   Series 2005-HYB5 4.9196%
   due 09/20/2035 (b)                                 1,871,235        1,850,996
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.0512% due 10/20/2035 (b)                         1,252,067        1,246,484
Credit Suisse Mortgage Capital Certificates,
   Series 2006-C4, Class ASP
   0.5914% IO due 09/15/2039 (b)                    122,000,000        4,000,746
Credit Suisse Mortgage Capital Certificates,
   Series 2006-TFLA, Class B
   5.56% due 04/15/2021 (b)                             675,000          675,207
CS First Boston Mortgage Securities Corp.,
   Series 2003-C3, Class A1
   2.079% due 05/15/2038                              1,267,728        1,230,298
Federal Home Loan Mortgage Corp.,
   Series 2516, Class AX
   8.50% due 01/15/2016                                 790,632          819,690
Federal Home Loan Mortgage Corp.,
   Series 2589, Class GK
   4.00% due 03/15/2026                               2,485,982        2,445,876
Federal National Mortgage Association,
   Series 2001-53, Class GH
   8.00% due 09/25/2016                                 303,140          319,282

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
First Horizon Alternative Mortgage
   Securities,
   Series 2004-AA2, Class 2A1
   5.0123% due 08/25/2034 (b)                    $    1,740,908   $    1,731,211
Global Signal Trust, Series 2006-1, Class C
   5.707% due 02/15/2036                                670,000          672,408
GS Mortgage Securities Corp. II,
   Series 2003-C1, Class A1
   2.904% due 01/10/2040                              1,158,962        1,135,513
Harborview Mortgage Loan Trust,
   Series 2004-7, Class 2A3
   4.3985% due 11/19/2034 (b)                         1,275,619        1,291,515
Indymac Indx NIM Corp.,
   Series 2006-AR6, Class N1
   6.6536% due 06/25/2046                             1,325,816        1,325,816
JP Morgan Chase Commercial Mortgage
   Securities Corp,
   Series 2006-CB16, Class X2
   0.507% IO due 05/12/2045 (b)                     110,000,000        2,940,740
LB-UBS Commercial Mortgage Trust,
   Series 2000-C3, Class A1
   7.95% due 05/15/2015                                 316,126          319,439
LB-UBS Commercial Mortgage Trust,
   Series 2003-C1, Class A1
   2.72% due 03/15/2027                               1,600,981        1,559,972
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class XCP
   0.5437% IO due 09/15/2040 (b)                     40,000,000          714,996
LB-UBS Commercial Mortgage Trust,
   Series 2006-C6, Class XCP
   0.45% IO due 09/15/2039 (b)                       84,803,000        3,000,008
Lehman Brothers Floating Rate Commercial
   Mortgage Trust,
   Series 2004-LLFA, Class A2
   5.50% due 10/15/2017 (b)                             465,889          466,014
Lehman Brothers Floating Rate Commercial
   Mortgage Trust,
   Series 2005-LLFA, Class E
   5.61% due 07/15/2018 (b)                           1,270,000        1,270,009
Mastr Adjustable Rate Mortgages Trust,
   Series 2005-2, Class 2A1
   5.1143% due 03/25/2035 (b)                         1,616,772        1,612,363
Merrill Lynch Mortgage Investors Inc,
   Series 2003-A1, Class 1A
   6.2719% due 12/25/2032 (b)                           151,243          151,942
Merrill Lynch Mortgage Trust,
   Series 2005-CKI1, Class A1
   5.077% due 11/12/2037                              2,779,234        2,772,611
Merrill Lynch Mortgage Trust,
   Series 2006-C1, Class A1
   5.528% due 05/12/2039 (b)                          1,430,298        1,442,199
MLCC Mortgage Investors, Inc.,
   Series 2003-C, Class B1
   5.98% due 06/25/2028 (b)                           1,372,441        1,386,454
Morgan Stanley Capital I,
   Series 2005-HQ6, Class X2
   0.5414% IO due 08/13/2042 (b)                     39,213,873          789,069
Multi Security Asset Trust,
   Series 2005-RR4A, Class A1
   4.38% due 11/28/2035                               2,480,305        2,425,267

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1A
   6.28% due 03/15/2030                          $       21,849   $       21,845
Sequoia Mortgage Trust,
   Series 2004-4, Class A
   5.48% due 05/20/2034 (b)                           1,006,775        1,007,191
Structured Adjustable Rate Mortgage Loan
   Trust,
   Series 2004-14, Class 1A
   5.0644% due 10/25/2034 (b)                         2,731,467        2,755,752
Washington Mutual, Inc., Series 2005-AR12,
   Class 1A8
   4.8384% due 10/25/2035 (b)                           953,265          941,839
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2003-2, Class A6
   5.25% due 02/25/2018                               3,978,541        3,947,832
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR16, Class 2A1
   4.9457% due 10/25/2035 (b)                         1,165,188        1,160,379
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2005-AR16, Class 4A1
   4.9918% due 10/25/2035 (b)                         5,964,885        5,904,839
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 2006-AR17, Class A1
   5.3462% due 10/25/2036 (b)                        10,000,000        9,922,840
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $101,318,024)                                            $   99,612,308
                                                                  --------------
ASSET BACKED SECURITIES - 5.26%
ABSC NIMs Trust, Series 2006-HE3, Class A1
   5.50% due 03/27/2036                                 675,249          673,156
Capital Trust Re CDO, Ltd., Series 2005-1A,
   Class B
   5.80% due 03/20/2050 (b)                           3,000,000        3,003,229
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                            492,318          488,839
Countrywide Asset-Backed Certificates,
   Series 2005-1, Class 1AV2
   5.53% due 07/25/2035 (b)                           1,335,569        1,336,060
Encore Credit Receivables Trust,
   Series 2005-3, Class N
   4.949% due 10/25/2035                                168,256          167,979
Equity One ABS, Inc.,
   Series 2004-2, Class AV2
   5.58% due 07/25/2034 (b)                             102,946          103,109
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FF3, Class A2C
   5.81% due 05/25/2034 (b)                              28,718           28,726
Green Tree Financial Corp., Series 1996-8,
   Class A6
   7.60% due 10/15/2027                                 156,724          162,803
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   5.57% due 11/25/2035 (b)                             760,123          760,486
Long Beach Asset Holdings Corp, Series
   2006-WL2, Class N2
   5.83% due 02/25/2011 (b)                           1,500,000        1,500,000
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   6.03% due 02/25/2034 (b)                           4,000,000        4,010,089

SHORT-TERM BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Option One Mortgage Loan Trust,
   Series 2004-1, Class A2
   5.62% due 01/25/2034 (b)                      $       18,278   $       18,279
Ownit Mortgage Loan,
   Series 2006-1, Class AF2
   5.29% due 12/25/2036                                 900,000          895,640
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF2
   5.533% due 05/25/2036                                500,000          498,906
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF3
   5.608% due 05/25/2036                                500,000          500,938
SACO I, Inc., Series 2006-8, Class AIO
   5.50% IO due 06/25/2036 (b)                       19,613,000        1,112,783
Sharp SP I LLC Net Interest Margin Trust,
   Series 2005-HE4N, Class N
   5.25% due 07/25/2035                                 692,159          687,551
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $15,939,983)                                             $   15,948,573
                                                                  --------------
SHORT TERM INVESTMENTS - 14.22%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   43,090,656   $   43,090,656
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $43,090,656)                                             $   43,090,656
                                                                  --------------
REPURCHASE AGREEMENTS - 2.11%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at 3.95% to
   be repurchased at $6,406,108 on
   10/02/2006, collateralized by $6,430,000
   Federal National Mortgage Association,
   5.75% due 02/15/2008 (valued at
   $6,534,468, including interest) (c)           $    6,404,000   $    6,404,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,404,000)                                              $    6,404,000
                                                                  --------------
TOTAL INVESTMENTS (SHORT-TERM BOND TRUST)
   (COST $349,512,248) - 114.69%                                  $  347,525,635
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (14.69)%                                                 (44,523,623)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  303,002,012
                                                                  ==============

SMALL CAP GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.41%

ADVERTISING - 1.31%
Focus Media Holding Ltd., ADR * (a)                      63,940   $    3,703,405
AEROSPACE - 2.49%
Teledyne Technologies, Inc. * (a)                        85,290        3,377,484
TransDigm Group, Inc. *                                 148,900        3,636,138
                                                                  --------------
                                                                       7,013,622

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AIR TRAVEL - 2.31%
Copa Holdings SA, Class A                               125,400   $    4,304,982
Gol Linhas Aereas Inteligentes SA, ADR (a)               64,210        2,205,613
                                                                  --------------
                                                                       6,510,595

ALUMINUM - 0.96%
Century Aluminum Company * (a)                           80,700        2,715,555

AUTO PARTS - 1.47%
Aftermarket Technology Corp. *                            8,020          142,435
LKQ Corp. * (a)                                         182,360        4,006,449
                                                                  --------------
                                                                       4,148,884

BANKING - 1.94%
First Community Bancorp                                  54,350        3,040,882
Signature Bank *                                         78,430        2,425,840
                                                                  --------------
                                                                       5,466,722

BIOTECHNOLOGY - 1.59%
Arena Pharmaceuticals, Inc. * (a)                        86,180        1,032,436
Digene Corp. * (a)                                       80,050        3,454,158
                                                                  --------------
                                                                       4,486,594

BUILDING MATERIALS & CONSTRUCTION - 1.12%
Williams Scotsman International, Inc. * (a)             148,460        3,171,106

BUSINESS SERVICES - 5.05%
Catalina Marketing Corp.                                115,300        3,170,750
FactSet Research Systems, Inc.                           59,460        2,887,972
Kenexa Corp. * (a)                                       71,590        1,805,500
Resources Connection, Inc. * (a)                        135,260        3,623,615
URS Corp. *                                              70,630        2,746,801
                                                                  --------------
                                                                      14,234,638

CABLE AND TELEVISION - 0.91%
Central European Media Enterprises-A, Ltd. *
   (a)                                                   38,110        2,555,276

CELLULAR COMMUNICATIONS - 1.55%
Crown Castle International Corp. * (a)                   77,100        2,717,004
Syniverse Holdings, Inc. * (a)                          110,420        1,656,300
                                                                  --------------
                                                                       4,373,304

COAL - 0.91%
Arch Coal, Inc. (a)                                      88,650        2,562,872

COMMERCIAL SERVICES - 3.45%
Live Nation, Inc. *                                      97,200        1,984,824
PeopleSupport, Inc. *                                   259,610        4,802,785
WNS Holdings, Ltd., ADR *                               102,760        2,933,798
                                                                  --------------
                                                                       9,721,407

COMPUTERS & BUSINESS EQUIPMENT - 1.95%
Hypercom Corp. *                                        256,460        1,738,799
IHS, Inc., Class A * (a)                                103,290        3,313,543
Stratasys, Inc. *                                        17,130          452,403
                                                                  --------------
                                                                       5,504,745

CONSTRUCTION & MINING EQUIPMENT - 0.76%
Bucyrus International, Inc., Class A                     50,400        2,137,968

CORRECTIONAL FACILITIES - 1.26%
Corrections Corp. of America *                           81,945        3,544,121

SMALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 0.07%
Bare Escentuals, Inc. *                                   7,200   $      195,480

CRUDE PETROLEUM & NATURAL GAS - 0.75%
Cabot Oil & Gas Corp., Class A                           44,160        2,116,589

DOMESTIC OIL - 0.89%
Denbury Resources, Inc. *                                87,020        2,514,878

DRUGS & HEALTH CARE - 1.25%
CNS, Inc.                                                74,100        2,091,843
CV Therapeutics, Inc. * (a)                             128,760        1,434,386
                                                                  --------------
                                                                       3,526,229

ELECTRICAL UTILITIES - 0.75%
PNM Resources, Inc.                                      76,450        2,107,727

ELECTRONICS - 0.58%
Sirf Technology Holdings, Inc. *                         68,300        1,638,517

ENERGY - 1.46%
Energy Conversion Devices, Inc. *                        32,970        1,221,209
Evergreen Solar, Inc. * (a)                             129,750        1,076,925
Suntech Power Holdings Co., Ltd., ADR * (a)              70,060        1,809,650
                                                                  --------------
                                                                       4,107,784

FINANCIAL SERVICES - 3.42%
Bankrate, Inc. * (a)                                     52,670        1,398,915
Moneygram International, Inc.                           168,430        4,894,576
Nuveen Investments, Class A (a)                          65,340        3,347,368
                                                                  --------------
                                                                       9,640,859

HEALTHCARE PRODUCTS - 5.03%
Herbalife, Ltd. *                                        80,300        3,041,764
Hologic, Inc. *                                          75,990        3,307,085
Kyphon, Inc. * (a)                                       60,670        2,270,271
Sirona Dental Systems, Inc. *                            67,940        2,237,264
The Medicines Company * (a)                              80,530        1,816,757
Thoratec Corp. *                                         96,600        1,507,926
                                                                  --------------
                                                                      14,181,067

HEALTHCARE SERVICES - 1.25%
Magellan Health Services, Inc. * (a)                     16,705          711,633
Symbion, Inc. * (a)                                     153,860        2,824,870
                                                                  --------------
                                                                       3,536,503

HOLDINGS COMPANIES/CONGLOMERATES - 1.35%
Florida East Coast, Inc. (a)                             66,650        3,804,382

HOTELS & RESTAURANTS - 1.66%
California Pizza Kitchen, Inc. * (a)                    156,730        4,690,929

HOUSEHOLD PRODUCTS - 0.99%
Jarden Corp. *                                           85,110        2,806,077

INDUSTRIAL MACHINERY - 0.50%
Flow International Corp. *                              108,300        1,404,651

INSURANCE - 2.73%
Allied World Assurance Holdings, Ltd. *                  94,050        3,799,620
ProAssurance Corp. * (a)                                 79,350        3,910,368
                                                                  --------------
                                                                       7,709,988

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT - 1.46%
LoopNet, Inc. *                                          85,300   $    1,079,898
Move, Inc. * (a)                                        616,010        3,024,609
                                                                  --------------
                                                                       4,104,507

INTERNET SERVICE PROVIDER - 0.82%
Redback Networks, Inc. * (a)                            166,430        2,310,048

LEISURE TIME - 1.98%
Pinnacle Entertainment, Inc. *                          198,820        5,590,818

MANUFACTURING - 0.70%
Goodman Global, Inc. * (a)                              147,260        1,965,921

MEDICAL-HOSPITALS - 1.60%
Lifepoint Hospitals, Inc. * (a)                         127,740        4,511,777

METAL & METAL PRODUCTS - 0.80%
Brush Engineered Materials, Inc. *                       91,150        2,266,901

MUTUAL FUNDS - 3.24%
iShares Russell 2000 Growth Index Fund (a)              126,220        9,137,066

PETROLEUM SERVICES - 0.90%
Complete Production Services, Inc. *                    129,160        2,549,618

PHARMACEUTICALS - 2.69%
Alkermes, Inc. * (a)                                    128,260        2,032,921
Amylin Pharmaceuticals, Inc. * (a)                       35,610        1,569,333
Atherogenics, Inc. *                                    113,950        1,500,721
Encysive Pharmaceuticals, Inc. * (a)                    152,910          657,513
Vertex Pharmaceuticals, Inc. *                           54,130        1,821,475
                                                                  --------------
                                                                       7,581,963

PUBLISHING - 0.53%
VistaPrint, Ltd. * (a)                                   53,750        1,394,275
VistaPrint, Ltd. *                                        3,710           96,237
                                                                  --------------
                                                                       1,490,512

REAL ESTATE - 0.66%
U-Store-It Trust, REIT                                   86,700        1,860,582

RETAIL TRADE - 5.09%
Childrens Place Retail Stores, Inc. *                    12,300          787,569
Dick's Sporting Goods, Inc. *                            46,350        2,109,852
DSW, Inc., Class A * (a)                                 30,160          950,040
Fossil, Inc. *                                          148,580        3,200,413
GameStop Corp. - Class B *                               43,090        1,926,554
Retail Ventures, Inc. *                                 163,030        2,512,292
Tween Brands, Inc. * (a)                                 76,440        2,874,144
                                                                  --------------
                                                                      14,360,864

SANITARY SERVICES - 0.85%
Stericycle, Inc. * (a)                                   34,160        2,384,026

SEMICONDUCTORS - 4.91%
Integrated Device Technology, Inc. *                    186,040        2,987,803
International Rectifier Corp. *                          62,560        2,179,590
QLogic Corp. *                                          105,540        1,994,706
Silicon-On-Insulator Technologies *                     138,280        3,999,782
Varian Semiconductor Equipment Associates,
   Inc. *                                                72,980        2,678,366
                                                                  --------------
                                                                      13,840,247

SMALL CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE - 13.17%
American Reprographics Company * (a)                    123,210   $    3,950,113
ANSYS, Inc. *                                           101,540        4,486,037
Equinix, Inc. * (a)                                      67,970        4,084,997
Opsware, Inc. * (a)                                     313,000        2,820,130
Red Hat, Inc. * (a)                                     119,290        2,514,633
THQ, Inc. * (a)                                         116,309        3,392,734
Transaction Systems Architects, Inc.,
   Class A * (a)                                        125,860        4,319,515
TriZetto Group, Inc. *                                  185,620        2,810,287
VeriFone Holdings, Inc. * (a)                           206,960        5,908,708
Verint Systems, Inc. *                                   94,680        2,845,134
                                                                  --------------
                                                                      37,132,288
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 2.52%
NeuStar, Inc., Class A * (a)                            103,290        2,866,297
Polycom, Inc. *                                          71,400        1,751,442
SBA Communications Corp. *                              102,360        2,490,419
                                                                  --------------
                                                                       7,108,158
TOYS, AMUSEMENTS & SPORTING GOODS - 0.60%
Marvel Entertainment, Inc. *                             69,850        1,686,179

TRANSPORTATION - 2.43%
American Commercial Lines, Inc. * (a)                    72,050        4,283,372
U. S. Xpress Enterprises, Inc., Class A *               111,500        2,581,225
                                                                  --------------
                                                                       6,864,597
TRAVEL SERVICES - 0.61%
Ctrip.com International Ltd., ADR (a)                    38,500        1,730,575

TRUCKING & FREIGHT - 1.14%
Landstar Systems, Inc.                                   75,640        3,229,828
                                                                  --------------
TOTAL COMMON STOCKS (Cost $263,495,166)                           $  277,538,949
                                                                  --------------
SHORT TERM INVESTMENTS - 12.28%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   34,645,964   $   34,645,964
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $34,645,964)                                             $   34,645,964
                                                                  --------------
REPURCHASE AGREEMENTS - 0.70%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $1,983,653 on 10/2/2006,
   collateralized by $1,865,000
   Federal National Mortgage
   Association, 7.25% due
   01/15/2010 (valued at $2,025,856,
   including interest) (c)                       $    1,983,000   $    1,983,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,983,000)                                              $    1,983,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL CAP GROWTH TRUST)
   (COST $300,124,130) - 111.39%                                  $  314,167,913
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (11.39)%                                                 (32,134,900)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  282,033,013
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 97.64%

ADVERTISING - 0.41%
24/7 Real Media, Inc. * (a)                              16,523   $      141,107
Aquantive, Inc. *                                        24,115          569,596
inVentiv Health, Inc. *                                   8,906          285,259
Marchex, Inc., Class B * (a)                              7,941          121,815
ValueClick, Inc. * (a)                                   30,310          561,947
                                                                  --------------
                                                                       1,679,724

AEROSPACE - 1.12%
AAR Corp. * (a)                                          11,621          277,045
ARGON ST, Inc. * (a)                                      4,195          100,554
BE Aerospace, Inc. *                                     24,482          516,325
Curtiss Wright Corp.                                     13,852          420,408
EDO Corp.                                                 5,358          122,591
Esterline Technologies Corp. * (a)                        8,088          273,051
GenCorp, Inc. * (a)                                      17,995          231,056
HEICO Corp. (a)                                           6,753          231,628
Herley Industries, Inc. *                                 5,238           64,846
Innovative Solutions & Support, Inc. * (a)                4,209           61,157
Integral Systems, Inc. (a)                                3,768          117,788
K&F Industries Holdings, Inc. * (a)                       5,873          110,295
Moog, Inc., Class A * (a)                                11,668          404,413
MTC Technologies, Inc. * (a)                              3,376           81,159
Orbital Sciences Corp., Class A *                        18,872          354,227
Sequa Corp., Class A * (a)                                2,094          196,543
Teledyne Technologies, Inc. * (a)                        10,820          428,472
TransDigm Group, Inc. *                                   3,454           84,347
Triumph Group, Inc.                                       5,173          219,076
Woodward Governor Company                                 9,611          322,353
                                                                  --------------
                                                                       4,617,334

AGRICULTURE - 0.18%
Delta & Pine Land Company (a)                            11,334          459,027
Tejon Ranch Company * (a)                                 3,449          146,341
The Andersons, Inc. (a)                                   4,500          153,675
                                                                  --------------
                                                                         759,043

AIR FREIGHT - 0.05%
ABX Air, Inc. * (a)                                      19,007          106,819
ExpressJet Holdings, Inc. *                              15,621          103,255
                                                                  --------------
                                                                         210,074

AIR TRAVEL - 0.50%
Airtran Holdings, Inc. * (a)                             27,378          271,590
Alaska Air Group, Inc. *                                 12,365          470,365
Frontier Airlines Holdings, Inc. * (a)                   11,553           95,312
JetBlue Airways Corp. * (a)                              54,250          502,897
Mesa Air Group, Inc. * (a)                               11,599           90,008
Republic Airways Holdings, Inc. * (a)                    10,798          167,585
SkyWest, Inc.                                            19,980          489,910
                                                                  --------------
                                                                       2,087,667

ALUMINUM - 0.18%
Aleris International, Inc. *                              9,931          501,913

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ALUMINUM (CONTINUED)
Century Aluminum Company * (a)                            7,420   $      249,683
                                                                  --------------
                                                                         751,596
AMUSEMENT & THEME PARKS - 0.03%
Great Wolf Resorts, Inc. * (a)                            9,814          117,375

APPAREL & TEXTILES - 1.91%
Bebe Stores, Inc.                                         7,274          180,250
Brown Shoe, Inc.                                          8,668          310,661
Carter's, Inc. * (a)                                     14,901          393,237
Cherokee, Inc. (a)                                        3,045          111,477
Columbia Sportswear Company * (a)                         4,128          230,466
Crocs, Inc. * (a)                                         3,113          105,686
Deckers Outdoor Corp. * (a)                               3,471          164,248
dELiA*s, Inc. *                                           8,225           63,333
G & K Services, Class A (a)                               6,786          247,214
Guess?, Inc. * (a)                                        6,399          310,543
Hartmarx Corp. *                                         11,512           77,936
Iconix Brand Group, Inc. * (a)                           11,695          188,290
Interface, Inc., Class A * (a)                           15,786          203,324
Joseph A. Bank Clothiers, Inc. * (a)                      5,625          168,525
Kellwood Company (a)                                      8,009          230,899
K-Swiss, Inc., Class A (a)                                8,278          248,837
Maidenform Brands, Inc. * (a)                             4,654           89,822
Movado Group, Inc.                                        5,959          151,478
Oakley, Inc. (a)                                          8,465          144,328
Oxford Industries, Inc. (a)                               4,783          205,239
Perry Ellis International, Inc. *                         2,874           88,749
Phillips-Van Heusen Corp.                                17,433          728,176
Quiksilver, Inc. * (a)                                   38,645          469,537
Skechers United States of America, Inc.,
   Class A *                                              3,348           78,712
Stage Stores, Inc. (a)                                    8,729          256,109
Stride Rite Corp.                                        12,843          179,288
The Gymboree Corp. *                                     10,568          445,758
Timberland Company, Class A *                            15,841          455,746
True Religion Apparel, Inc. *                             4,237           89,443
Under Armour, Inc., Class A * (a)                         6,709          268,494
Unifirst Corp.                                            3,429          107,122
Volcom, Inc. * (a)                                        4,305           97,035
Warnaco Group, Inc. * (a)                                15,237          294,684
Wolverine World Wide, Inc. (a)                           17,743          502,304
                                                                  --------------
                                                                       7,886,950
AUTO PARTS - 0.85%
Accuride Corp. * (a)                                      7,888           86,847
Aftermarket Technology Corp. *                            7,811          138,723
American Axle & Manufacturing Holdings,
   Inc. (a)                                              15,825          264,119
ArvinMeritor, Inc. (a)                                   22,761          324,117
Commercial Vehicle Group, Inc. *                          7,503          144,508
CSK Auto Corp. *                                         13,696          193,114
Federal Signal Corp.                                     15,735          239,959
Fuel Systems Solutions, Inc. *                            3,722           47,344
Keystone Automotive Industries, Inc. * (a)                5,468          207,893

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
Lear Corp.                                               21,472   $      444,470
LKQ Corp. *                                              14,521          319,026
Miller Industries, Inc. *                                 4,014           73,336
Modine Manufacturing Company                             10,462          254,541
Pep Boys - Manny, Moe & Jack (a)                         17,867          229,591
Superior Industries International, Inc. (a)               7,315          122,819
Titan International, Inc. (a)                             5,268           95,245
Visteon Corp. *                                          39,115          318,787
                                                                  --------------
                                                                       3,504,439

AUTO SERVICES - 0.15%
Dollar Thrifty Automotive Group, Inc. *                   7,943          354,020
Lithia Motors, Inc., Class A (a)                          5,638          139,371
Midas, Inc. *                                             5,349          110,617
                                                                  --------------
                                                                         604,008

AUTOMOBILES - 0.26%
Group 1 Automotive, Inc.                                  7,879          393,162
Monaco Coach Corp. (a)                                    8,714           97,074
Monro Muffler Brake, Inc.                                 4,030          137,060
Rush Enterprises, Inc., Class A *                         7,379          123,082
Tenneco, Inc. *                                          14,637          342,359
                                                                  --------------
                                                                       1,092,737

BANKING - 9.51%
1st Source Corp. (a)                                      4,318          127,467
Alabama National BanCorp (a)                              4,748          324,051
Amcore Financial, Inc.                                    7,038          213,181
Americanwest BanCorp                                      5,056          107,440
Ameris Bancorp                                            4,899          133,302
Anchor BanCorp Wisconsin, Inc.                            6,797          194,122
Arrow Financial Corp. (a)                                 4,962          125,824
Bancorp, Inc. *                                           4,054          103,336
BancTrust Financial Group, Inc.                           3,716          103,639
Bank Granite Corp.                                        7,094          124,358
Bank Mutual Corp.                                        20,255          245,693
Bank of the Ozarks, Inc. (a)                              4,320          146,318
BankAtlantic Bancorp, Inc., Class A (a)                  15,467          219,941
BankFinancial Corp. (a)                                   8,898          155,626
BankUnited Financial Corp., Class A                      10,306          268,677
Banner Corp.                                              4,272          175,323
Berkshire Hill Bancorp, Inc.                              3,469          123,462
Boston Private Financial Holdings, Inc.                  10,894          303,725
Brookline Bancorp, Inc. (a)                              21,197          291,459
Camden National Corp.                                     2,697          108,419
Capital City Bank Group, Inc. (a)                         4,470          139,017
Capital Corp of the West                                  3,772          117,007
Capitol Bancorp, Ltd. (a)                                 4,296          191,172
Cardinal Financial Corp.                                  8,801           96,459
Cascade Bancorp (a)                                       7,301          274,153
Cathay General Bancorp, Inc. (a)                         16,179          584,062
Centennial Bank Holdings, Inc. * (a)                     19,566          189,399
Center Financial Corp.                                    4,565          108,556

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Central Pacific Financial Corp. (a)                       9,770   $      357,387
Chemical Financial Corp. (a)                              8,274          245,572
Chittenden Corp.                                         14,810          424,899
Citizens Banking Corp.                                   13,898          364,961
Citizens First Bancorp, Inc.                              3,827           97,435
City Bank Lynnwood WA                                     3,090          145,323
CoBiz, Inc. (a)                                           5,421          123,924
Columbia Bankcorp Oregon (a)                              4,292          105,540
Columbia Banking System, Inc.                             5,418          173,430
Community Bank Systems, Inc. (a)                          9,491          210,321
Community Banks, Inc. (a)                                 8,313          222,788
Community Trust Bancorp, Inc.                             5,243          197,399
Corus Bankshares, Inc. (a)                               11,836          264,653
CVB Financial Corp.                                      19,987          295,208
Digital Insight Corp. *                                  11,069          324,543
Dime Community Bancorp, Inc. (a)                         10,139          149,347
Doral Financial Corp. (a)                                29,155          192,131
Downey Financial Corp. (a)                                6,637          441,626
Enterprise Financial Services Corp.                       3,687          113,781
F.N.B. Corp. (a)                                         18,970          316,040
Fidelity Bankshares, Inc.                                 8,355          325,929
First BanCorp Puerto Rico (a)                            22,386          247,589
First Charter Corp. (a)                                   9,920          238,675
First Commonwealth Financial Corp. (a)                   23,360          304,381
First Community Bancorp                                   6,191          346,386
First Community Bancshares, Inc. (a)                      4,055          135,315
First Financial BanCorp. (a)                             11,027          175,440
First Financial Bankshares, Inc. (a)                      6,694          255,376
First Financial Corp. (a)                                 5,000          159,550
First Financial Holdings, Inc. (a)                        4,716          161,382
First Indiana Corp.                                       4,832          125,680
First Merchants Corp.                                     6,589          155,830
First Midwest BanCorp, Inc., Illinois (a)                15,751          596,805
First Niagara Financial Group, Inc.                      35,555          518,392
First Place Financial Corp.                               6,745          152,842
First Regional Bancorp *                                  2,978          101,460
First Republic Bank (a)                                   7,336          312,220
First South Bancorp, Inc.                                 3,150           96,359
First State BanCorp.                                      6,272          162,884
FirstFed Financial Corp. * (a)                            5,133          291,144
FirstMerit Corp.                                         25,185          583,536
Flag Financial Corp. (a)                                  4,849          121,419
Flagstar Bancorp, Inc. (a)                               13,841          201,387
Flushing Financial Corp.                                  7,757          135,748
FNB Corp. of Virginia                                     3,241          116,708
Franklin Bank Corp. * (a)                                 8,199          162,996
Frontier Financial Corp. (a)                             12,837          332,979
GB&T Bancshares, Inc. (a)                                 5,544          116,701
Glacier Bancorp, Inc. (a)                                10,576          361,382
Great Southern Bancorp, Inc. (a)                          4,324          121,504
Greater Bay Bancorp                                      15,937          449,583
Greene County Bancshares, Inc.                            3,450          126,132

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Greenhill & Company, Inc. (a)                             5,619   $      376,585
Hancock Holding Company (a)                               8,515          455,978
Hanmi Financial Corp. (a)                                13,106          256,878
Harleysville National Corp. (a)                           9,799          196,966
Heartland Financial USA, Inc. (a)                         5,390          138,415
Heritage Commerce Corp. (a)                               5,130          118,708
Horizon Financial Corp.                                   4,028          120,276
IBERIABANK Corp.                                          3,346          204,106
Independent Bank Corp. - MA                               4,455          144,877
Independent Bank Corp. - MI                               8,169          198,354
Integra Bank Corp.                                        6,228          157,444
Interchange Financial Services Corp. (a)                  6,810          154,042
International Bancshares Corp.                           14,759          438,047
Irwin Financial Corp. (a)                                 7,055          137,996
ITLA Capital Corp.                                        2,530          136,013
KNBT Bancorp, Inc.                                       11,045          177,604
Lakeland Bancorp, Inc. (a)                                7,162          102,273
Lakeland Financial Corp. (a)                              4,798          112,801
Macatawa Bank Corp. (a)                                   5,323          121,843
MAF Bancorp, Inc.                                        11,176          461,457
MainSource Financial Group, Inc.                          7,100          120,487
MB Financial, Inc.                                        9,128          336,549
Mercantile Bank Corp. (a)                                 3,329          131,662
Mid-State Bancshares                                      7,417          202,929
Midwest Banc Holdings, Inc.                               6,475          158,120
Nara Bancorp, Inc.                                        7,198          131,651
National Penn Bancshares, Inc. (a)                       15,169          297,612
Netbank, Inc. (a)                                        16,189           97,943
Newalliance Bancshares, Inc. (a)                         35,283          516,896
Northern Empire Bancshares *                              4,214          118,076
Northwest Bancorp, Inc. (a)                               6,273          159,962
Old National Bancorp (a)                                 21,558          411,758
Old Second Bancorp, Inc.                                  5,217          156,301
Omega Financial Corp. (a)                                 4,814          144,757
Pacific Capital Bancorp                                  14,939          402,905
Park National Corp. (a)                                   3,842          384,546
Partners Trust Financial Group, Inc.                     15,776          168,961
Peoples Bancorp, Inc.                                     4,524          132,237
PFF Bancorp, Inc.                                         7,740          286,690
Pinnacle Financial Partners, Inc. *                       5,074          181,649
PremierWest Bancorp (a)                                   5,984           95,684
PrivateBancorp, Inc. (a)                                  5,767          263,667
Prosperity Bancshares, Inc. (a)                           8,281          281,885
Provident Bankshares Corp.                               10,637          394,101
Provident Financial Services, Inc.                       21,344          395,077
Provident New York Bancorp (a)                           13,952          190,863
R & G Financial Corp., Class B                            9,556           71,192
Renasant Corp. (a)                                        5,448          152,925
Republic Bancorp, Inc.                                   24,538          327,092
S & T Bancorp, Inc. (a)                                   8,524          277,030
S.Y. Bancorp, Inc. (a)                                    4,369          129,628
Sandy Spring Bancorp, Inc. (a)                            5,139          181,715

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
SCBT Financial Corp.                                      3,505   $      131,087
Seacoast Banking Corp. of Florida (a)                     4,806          145,141
Security Bank Corp. (a)                                   6,009          135,864
Shore Bancshares, Inc. (a)                                3,501          100,654
Signature Bank * (a)                                      9,321          288,299
Simmons First National Corp., Class A (a)                 5,383          156,161
Smithtown Bancorp, Inc. (a)                               2,958           79,836
Southside Bancshares, Inc.                                4,325          115,434
Southwest Bancorp, Inc. (a)                               5,432          140,254
State National Bancshares, Inc.                           3,628          137,828
Sterling Bancorp                                          6,498          127,751
Sterling Bancshares, Inc. (a)                            14,272          289,008
Sterling Financial Corp., Pennsylvania (a)                8,492          186,739
Sterling Financial Corp., Spokane                        11,995          388,998
Suffolk Bancorp (a)                                       3,777          120,562
Summit Bankshares, Inc.                                   3,758          105,675
Sun Bancorp, Inc. of New Jersey *                         5,613          105,693
Susquehanna Bancshares, Inc.                             16,667          407,341
SVB Financial Group * (a)                                11,148          497,647
Texas Capital Bancshares, Inc. *                          8,109          151,801
Texas Regional Bancshares, Inc., Class A                 14,374          552,680
Texas United Bancshares, Inc. (a)                         3,275          108,042
Tierone Corp.                                             6,392          216,881
Trico Bancshares (a)                                      3,774           93,407
TrustCo Bank Corp. (a)                                   25,826          279,954
Trustmark Corp. (a)                                      15,341          482,168
UCBH Holdings, Inc. (a)                                  29,772          519,819
Umpqua Holdings Corp. (a)                                17,753          507,736
Union Bankshares Corp. (a)                                3,385          150,023
United Bankshares, Inc.                                  11,849          441,020
United Community Banks, Inc.                             10,610          318,831
Univest Corp. of Pennsylvania (a)                         4,230          122,205
Vineyard National Bancorp Company (a)                     4,163          108,072
Virginia Commerce Bancorp, Inc. * (a)                     5,408          120,058
Virginia Financial Group, Inc.                            4,374          120,110
W Holding Company, Inc.                                  33,644          198,836
Washington Trust Bancorp, Inc. (a)                        4,736          125,551
Wesbanco, Inc. (a)                                        7,486          218,741
West Bancorp. (a)                                         6,893          117,939
West Coast Bancorp                                        5,524          168,703
Westamerica Bancorp (a)                                  10,011          505,656
Western Alliance Bancorp * (a)                            4,010          131,929
Willow Grove Bancorp, Inc. (a)                            6,630          103,826
Wintrust Financial Corp. (a)                              8,158          409,124
Yardville National Bancorp                                3,931          140,179
                                                                  --------------
                                                                      39,341,686

BIOTECHNOLOGY - 1.94%
Affymetrix, Inc. * (a)                                   21,370          460,737
Alnylam Pharmaceuticals, Inc. * (a)                      10,680          153,899
Applera Corp. - Celera Genomics Group * (a)              23,367          325,269
Arena Pharmaceuticals, Inc. * (a)                        15,381          184,264

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Bio Reference Labs, Inc. * (a)                            3,816   $       85,669
Bio-Rad Laboratories, Inc., Class A * (a)                 5,887          416,388
Coley Pharmaceutical Group, Inc. * (a)                    5,785           66,065
Combinatorx, Inc. * (a)(e)                                8,187           51,005
Cotherix, Inc. * (a)                                      6,206           43,814
Cytokinetics, Inc. * (a)                                  8,583           55,189
deCODE genetics, Inc. * (a)                              17,465           96,057
Digene Corp. * (a)                                        5,586          241,036
Exelixis, Inc. * (a)                                     26,864          233,985
Genomic Health, Inc. * (a)                                4,141           59,879
Genta, Inc. * (a)                                        57,267           44,668
Geron Corp. * (a)                                        20,201          126,660
Human Genome Sciences, Inc. * (a)                        41,617          480,260
ICOS Corp. * (a)                                         20,763          520,321
Integra LifeSciences Holdings Corp. * (a)                 6,186          231,851
Intermune, Inc. * (a)                                     8,774          144,069
Keryx Biopharmaceuticals, Inc. * (a)                     14,232          168,365
Lexicon Genetics, Inc. * (a)                             23,987           90,431
Martek Biosciences Corp. * (a)                           10,321          222,005
Medarex, Inc. * (a)                                      38,875          417,518
MGI Pharma, Inc. * (a)                                   24,829          427,307
Momenta Pharmaceuticals, Inc. * (a)                       6,640           89,773
Monogram Biosciences, Inc. * (a)                         50,142           76,717
Myogen, Inc. * (a)                                       13,454          471,966
Myriad Genetics, Inc. * (a)                              12,474          307,484
Nabi Biopharmaceuticals * (a)                            20,570          118,895
Nektar Therapeutics * (a)                                28,347          408,480
Neurocrine Biosciences, Inc. * (a)                       12,521          134,601
Panacos Pharmaceuticals, Inc. * (a)                      15,951           79,117
PRA International * (a)                                   5,944          158,645
Progenics Pharmaceuticals, Inc. * (a)                     6,859          160,912
Sangamo Biosciences, Inc. * (a)                           9,553           53,115
Sirna Therapeutics, Inc. * (a)                           12,405           69,096
Solexa, Inc. *                                            7,544           66,538
Tanox, Inc. * (a)                                         8,505          100,529
Telik, Inc. * (a)                                        16,753          298,036
Trimeris, Inc. * (a)                                      7,507           66,062
                                                                  --------------
                                                                       8,006,677

BROADCASTING - 0.67%
Acacia Research - Acacia Technologies *                   8,845          100,391
Belo Corp., Class A                                      28,911          457,083
Citadel Broadcasting Corp. (a)                           12,509          117,584
CKX, Inc. * (a)                                          16,456          204,877
Cox Radio, Inc., Class A * (a)                           14,888          228,531
Cumulus Media, Inc., Class A * (a)                       11,050          105,638
Emmis Communications Corp., Class A *                    11,143          136,502
Entercom Communications Corp.                            10,269          258,779
Entravision Communications Corp., Class A *              20,887          155,399
Gray Television, Inc.                                    14,623           93,733
Journal Communications, Inc. (a)                         15,001          169,061

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING (CONTINUED)
Mediacom Communications Corp., Class A *                 17,772   $      126,537
Radio One, Inc., Class D *                               25,423          158,894
Sinclair Broadcast Group, Inc., Class A                  16,507          129,580
Spanish Broadcasting System, Inc.,
   Class A * (a)                                         15,805           69,068
Westwood One, Inc. (a)                                   23,148          163,888
World Wrestling Entertainment, Inc.,
   Class A (a)                                            7,071          116,176
                                                                  --------------
                                                                       2,791,721

BUILDING MATERIALS & CONSTRUCTION - 0.85%
Apogee Enterprises, Inc.                                 10,104          153,682
Beacon Roofing Supply, Inc. * (a)                        13,510          273,442
Builders FirstSource, Inc. *                              4,774           72,708
Dycom Industries, Inc. * (a)                             12,882          276,963
ElkCorp (a)                                               6,381          173,244
EMCOR Group, Inc. *                                       9,926          544,342
Griffon Corp. *                                           9,639          230,083
Home Solutions of America, Inc. * (a)                    14,875           81,515
Infrasource Services, Inc. *                              8,904          156,265
Interline Brands, Inc. *                                  8,939          220,615
Levitt Corp., Class A (a)                                 5,283           62,128
LSI Industries, Inc.                                      7,532          122,395
NCI Building Systems, Inc. * (a)                          6,481          377,000
Perini Corp. * (a)                                        6,782          141,608
Sterling Construction Company, Inc. *                     2,841           56,990
Trex Company, Inc. * (a)                                  4,247          102,607
U.S. Concrete, Inc. * (a)                                12,535           81,603
WCI Commmunities, Inc. * (a)                             10,874          189,643
Williams Scotsman International, Inc. * (a)               9,678          206,722
                                                                  --------------
                                                                       3,523,555

BUSINESS SERVICES - 4.97%
ABM Industries, Inc. (a)                                 14,538          272,733
Administaff, Inc. (a)                                     7,324          246,819
ADVO, Inc.                                                9,911          277,310
AMERCO, Inc. *                                            3,143          233,053
Arbitron, Inc. (a)                                        9,696          358,849
Banta Corp.                                               7,500          357,000
BearingPoint, Inc. * (a)                                 56,322          442,691
Black Box Corp.                                           5,610          218,341
Bowne & Company, Inc. (a)                                10,326          147,455
Bright Horizons Family Solutions, Inc. *                  8,307          346,651
Catalina Marketing Corp. (a)                             14,722          404,855
CDI Corp. (a)                                             4,157           86,091
Clark, Inc.                                               7,190           81,031
Coinstar, Inc. *                                          9,001          259,049
Compucredit Corp. * (a)                                   6,748          203,857
COMSYS IT Partners, Inc. * (a)                            5,399           92,809
Cornell Corrections, Inc. * (a)                           3,999           69,103
CoStar Group, Inc. *                                      5,465          225,814
CRA International, Inc. * (a)                             3,872          184,540
CSG Systems International, Inc. * (a)                    15,263          403,401
Deluxe Corp. (a)                                         15,717          268,761

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Diamond Management & Technology
   Consultants, Inc. *                                    9,539   $      106,264
eFunds Corp. *                                           14,909          360,500
Electro Rent Corp. *                                      6,540          111,245
Ennis Business Forms, Inc.                                8,630          186,840
Euronet Worldwide, Inc. * (a)                            10,706          262,832
Exponent, Inc. *                                          6,462          107,722
Ezcorp, Inc., Class A *                                   3,716          143,735
First Consulting Group *                                  7,898           77,006
Forrester Research, Inc. * (a)                            4,436          116,711
FTI Consulting, Inc. * (a)                               12,799          320,743
Gartner Group, Inc., Class A * (a)                       18,143          319,135
Geo Group, Inc. *                                         4,189          176,985
Gevity HR, Inc. (a)                                       8,582          195,498
Global Cash Access, Inc. *                               10,992          165,869
GSI Commerce, Inc. * (a)                                 12,964          192,386
Healthcare Services Group, Inc. (a)                       8,915          224,301
Heidrick & Struggles International, Inc. *
   (a)                                                    6,066          218,376
Hudson Highland Group, Inc. * (a)                         8,948           87,690
Huron Consulting Group, Inc. *                            5,750          225,400
ICT Group, Inc. *                                         2,241           70,524
Infocrossing, Inc. *                                      6,047           81,090
Informatica Corp. * (a)                                  27,412          372,529
Insight Enterprises, Inc. *                              15,036          309,892
Intervoice Brite, Inc. *                                 12,819           81,272
Jackson Hewitt Tax Service, Inc.                         11,243          337,402
John H. Harland Company                                   8,677          316,277
Kanbay International, Inc. * (a)                         10,365          213,104
Kelly Services, Inc., Class A                             6,474          177,452
Kendle International, Inc. *                              4,193          134,260
Kenexa Corp. * (a)                                        5,304          133,767
Kforce, Inc. *                                           10,163          121,245
Korn/Ferry International * (a)                           13,592          284,617
Labor Ready, Inc. * (a)                                  16,654          265,298
LECG Corp. *                                              7,889          147,998
Lightbridge, Inc. * (a)                                   9,851          115,454
MAXIMUS, Inc.                                             6,998          182,648
McGrath Rentcorp (a)                                      7,358          188,365
MPS Group, Inc. *                                        32,796          495,548
Navigant Consulting Company * (a)                        12,966          260,098
NCO Group, Inc. * (a)                                     9,836          257,900
Net 1 UEPS Technologies, Inc. * (a)                      15,301          349,781
On Assignment, Inc. *                                     8,764           85,975
Paxar Corp. * (a)                                        13,617          272,068
Perot Systems Corp., Class A *                           27,529          379,625
PHH Corp. *                                              16,196          443,770
Pre-Paid Legal Services, Inc. (a)                         3,495          138,647
Quest Software, Inc. * (a)                               20,366          290,827
Resource America, Inc. (a)                                5,630          117,104
Resources Connection, Inc. *                             15,424          413,209
Rewards Network, Inc. * (a)                               9,644           46,966
Rollins, Inc. (a)                                         9,300          196,323

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Scansource, Inc. *                                        8,275   $      250,981
Sirva, Inc. *                                            15,512           41,262
SITEL Corp. * (a)                                        19,232           57,888
Sonicwall, Inc. *                                        20,977          229,069
Sotheby's Holdings, Inc., Class A                        20,173          650,378
Source Interlink Companies * (a)                         10,816          102,752
Spherion Corp. * (a)                                     19,499          139,418
SRA International, Inc., Class A * (a)                   12,158          365,469
SYNNEX Corp. *                                            4,000           92,040
TALX Corp. (a)                                           10,247          251,256
Teletech Holdings, Inc. *                                10,882          170,086
Tetra Tech, Inc. *                                       18,215          317,305
The BISYS Group, Inc. * (a)                              38,264          415,547
Tyler Technologies, Inc. * (a)                           12,765          165,051
Viad Corp.                                                6,839          242,169
Volt Information Sciences, Inc. * (a)                     2,664           94,705
Waste Industries USA                                      2,634           71,197
Watson Wyatt Worldwide, Inc., Class A                    13,411          548,778
Wind River Systems, Inc. * (a)                           24,191          259,086
Wireless Facilities, Inc. * (a)                          19,053           40,773
                                                                  --------------
                                                                      20,565,696

CABLE AND TELEVISION - 0.45%
Charter Communications, Inc., Class A * (a)             138,674          210,784
Gemstar-TV Guide International, Inc. *                   79,492          263,913
Houston Wire & Cable Company *                            3,001           56,419
Lin TV Corp. *                                            9,943           77,357
LodgeNet Entertainment Corp. *                            5,579          105,332
Superior Essex, Inc. *                                    6,655          227,934
Time Warner Telecom, Inc., Class A * (a)                 38,012          722,608
TiVo, Inc. * (a)                                         25,126          190,706
                                                                  --------------
                                                                       1,855,053

CELLULAR COMMUNICATIONS - 0.42%
Brightpoint, Inc. *                                      16,190          230,222
Dobson Communications Corp., Class A * (a)               45,303          318,027
iPCS, Inc. *                                              5,409          289,652
Novatel Wireless, Inc * (a)                               9,201           88,606
RF Micro Devices, Inc. * (a)                             60,803          460,887
Syniverse Holdings, Inc. * (a)                            8,051          120,765
USA Mobility, Inc. * (a)                                  9,116          208,209
                                                                  --------------
                                                                       1,716,368

CHEMICALS - 1.66%
A. Schulman, Inc. (a)                                     8,266          194,334
Albany Molecular Research, Inc. *                         8,336           78,025
American Vanguard Corp. (a)                               6,393           89,502
Arch Chemicals, Inc.                                      7,763          220,857
Balchem Corp.                                             4,399           87,056
Cabot Microelectronics Corp. *                            7,508          216,380
Calgon Carbon Corp. * (a)                                13,225           58,454
Cambrex Corp.                                             8,272          171,313

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
CF Industries Holdings, Inc.                             17,324   $      295,721
Ferro Corp.                                              13,348          237,327
Georgia Gulf Corp. (a)                                   10,859          297,754
H.B. Fuller Company                                      18,617          436,382
Hercules, Inc. *                                         36,032          568,225
Innospec, Inc.                                            4,207          124,948
MacDermid, Inc. (a)                                       8,649          282,130
Minerals Technologies, Inc. (a)                           6,323          337,648
Newmarket Corp.                                           5,467          317,961
Olin Corp.                                               23,091          354,678
OM Group, Inc. * (a)                                      9,283          407,895
Omnova Solutions, Inc. *                                 14,644           61,212
Pioneer Companies, Inc. *                                 4,358          106,815
PolyOne Corp. *                                          29,787          248,126
Rockwood Holdings, Inc. * (a)                            10,707          213,926
Sensient Technologies Corp.                              15,195          297,366
Terra Industries, Inc. * (a)                             30,591          235,857
Tronox, Inc. (a)                                         13,687          174,783
UAP Holding Corp. (a)                                    16,343          349,250
W. R. Grace & Company * (a)                              20,655          273,885
Zoltek Companies, Inc. * (a)                              5,172          132,145
                                                                  --------------
                                                                       6,869,955
COAL - 0.05%
International Coal Group, Inc. * (a)                     34,598          146,003
James River Coal Company * (a)                            6,303           66,497
                                                                  --------------
                                                                         212,500
COLLEGES & UNIVERSITIES - 0.17%
Corinthian Colleges, Inc. * (a)                          27,765          300,139
DeVry, Inc. * (a)                                        19,458          413,872
                                                                  --------------
                                                                         714,011
COMMERCIAL SERVICES - 0.61%
CBIZ, Inc. * (a)                                         17,467          127,509
Cenveo, Inc. *                                           16,979          319,545
Chemed Corp.                                              8,003          258,177
Coinmach Service Corp. (a)                                9,627           95,596
Color Kinetics, Inc. * (a)                                4,342           73,727
DynCorp International, Inc. * (a)                         7,863           98,995
Live Nation, Inc. *                                      20,050          409,421
Medifast, Inc. * (a)                                      3,754           32,585
Morningstar, Inc. * (a)                                   4,342          160,220
PeopleSupport, Inc. *                                     6,347          117,419
Perficient, Inc. *                                        6,539          102,531
Providence Service Corp. * (a)                            4,315          119,051
TNS, Inc. *                                               8,349          125,736
Vertrue, Inc. * (a)                                       2,543           99,991
Waste Services, Inc. * (a)                                9,571           87,479
Wright Express Corp. *                                   12,393          298,176
                                                                  --------------
                                                                       2,526,158
COMPUTERS & BUSINESS EQUIPMENT - 3.49%
3Com Corp. *                                            123,777          545,857

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
3D Systems Corp. * (a)                                    4,452   $       81,650
ADE Corp. * (a)                                           3,647          116,777
Agilysys, Inc.                                           10,276          144,275
Avanex Corp. *                                           50,659           87,640
Avocent Corp. *                                          13,979          421,047
Benchmark Electronics, Inc. *                            20,203          543,057
Blue Coat Systems, Inc. * (a)                             4,620           83,206
Brocade Communications Systems, Inc. * (a)               86,423          610,146
CACI International, Inc., Class A * (a)                   9,641          530,351
CalAmp Corp. *                                            7,677           46,753
Cogent, Inc. * (a)                                       13,967          191,767
Digi International, Inc. *                                8,735          117,922
Echelon Corp. * (a)                                      10,147           83,408
Electronics for Imaging, Inc. *                          18,398          420,946
EMS Technologies, Inc. *                                  5,228           98,182
Extreme Networks, Inc. * (a)                             40,198          145,919
Falconstor Software, Inc. * (a)                          12,246           94,172
FileNET Corp. *                                          13,356          465,189
Foundry Networks, Inc. *                                 46,103          606,254
Gateway, Inc. * (a)                                      92,908          175,596
Gerber Scientific, Inc. * (a)                             7,172          107,437
Henry, Jack & Associates, Inc. (a)                       25,327          551,369
Hypercom Corp. * (a)                                     18,239          123,660
IHS, Inc., Class A *                                      7,078          227,062
InPhonic, Inc. * (a)                                      8,090           64,073
Intergraph Corp. *                                        9,406          403,329
Intermec, Inc. * (a)                                     15,912          419,440
Internap Network Services Corp. * (a)                    10,255          156,081
Ixia *                                                   14,504          129,231
Komag, Inc. * (a)                                         9,361          299,178
Kronos, Inc. * (a)                                       10,269          350,070
L-1 Identity Solutions, Inc. *                           21,084          275,151
Merge Technologies, Inc. * (a)                            9,005           61,954
Micros Systems, Inc. *                                   12,335          603,428
Mindspeed Technologies, Inc. * (a)                       42,127           72,880
Mobility Electronics, Inc. * (a)                          9,426           52,409
MTS Systems Corp.                                         6,024          194,816
Ness Technologies, Inc. *                                 9,850          131,498
Netscout Systems, Inc. *                                  8,692           56,411
Palm, Inc. * (a)                                         28,930          421,221
Parametric Technology Corp. * (a)                        35,399          618,067
Pegasus Wireless Corp. * (a)                             16,532           10,085
Plexus Corp. *                                           13,890          266,688
Quantum Corp. * (a)                                      68,687          149,738
Rackable Systems, Inc. * (a)                              8,876          242,936
Radiant Systems, Inc. * (a)                               8,648          104,468
RadiSys Corp. * (a)                                       6,724          142,885
SI International, Inc. * (a)                              4,517          144,454
Sigma Designs * (a)                                       7,439          111,213
Silicon Storage Technology, Inc. * (a)                   31,273          128,845
Sonic Solutions * (a)                                     8,879          135,316

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Standard Microsystems Corp. *                             6,901   $      196,126
Stratasys, Inc. * (a)                                     3,780           99,830
Sybase, Inc. *                                           28,483          690,428
Sykes Enterprises, Inc. *                                 9,638          196,133
Synaptics, Inc. * (a)                                     8,227          200,492
Transmeta Corp. * (a)                                    71,489           82,212
Trident Microsystems, Inc. * (a)                         18,155          422,285
Witness Systems, Inc. * (a)                              11,017          193,128
                                                                  --------------
                                                                      14,446,141
CONSTRUCTION & MINING EQUIPMENT - 0.46%
A.S.V., Inc. * (a)                                        7,216          107,590
Astec Industries, Inc. * (a)                              5,172          130,593
Bucyrus International, Inc., Class A                      9,857          418,134
Carbo Ceramics, Inc. (a)                                  6,485          233,654
Gulf Islands Fabrication, Inc.                            4,227          110,282
Kaman Corp., Class A                                      8,369          150,726
Layne Christensen Company * (a)                           3,912          111,766
Matrix Service Company *                                  7,152           93,620
Washington Group International, Inc. *                    9,045          532,389
                                                                  --------------
                                                                       1,888,754
CONSTRUCTION MATERIALS - 0.72%
Ameron International Corp.                                2,751          182,776
Applied Industrial Technologies, Inc.                    14,331          349,676
Clarcor, Inc. (a)                                        16,443          501,347
Columbus McKinnon Corp. * (a)                             6,386          115,140
Comfort Systems USA, Inc.                                13,596          155,810
Granite Construction, Inc.                               10,914          582,262
Regal-Beloit Corp. (a)                                    9,736          423,516
Simpson Manufacturing, Inc. (a)                          11,275          304,763
Standex International Corp.                               4,402          122,728
Universal Forest Products, Inc. (a)                       5,091          249,714
                                                                  --------------
                                                                       2,987,732
CONTAINERS & GLASS - 0.42%
Graphic Packaging Corp. * (a)                            22,925           83,906
Greif, Inc., Class A                                      5,209          417,293
Interpool, Inc.                                           4,080           91,637
Longview Fibre Company                                   20,770          422,046
Mobile Mini, Inc. * (a)                                  11,406          324,044
Silgan Holdings, Inc. (a)                                 7,538          283,127
TAL International Group, Inc. (a)                         5,618          119,158
                                                                  --------------
                                                                       1,741,211
COSMETICS & TOILETRIES - 0.23%
Chattem, Inc. * (a)                                       5,397          189,543
Elizabeth Arden, Inc. *                                   9,107          147,169
Nu Skin Enterprises, Inc., Class A (a)                   18,437          323,016
Playtex Products, Inc. * (a)                             17,664          236,698
Revlon, Inc., Class A * (a)                              49,415           55,839
                                                                  --------------
                                                                         952,265

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS - 0.83%
Allis-Chalmers Energy, Inc. *                             6,196   $       90,710
Arena Resources, Inc. * (a)                               3,927          126,135
Bill Barrett Corp. * (a)                                  9,262          227,475
Cascade Natural Gas Corp.                                 4,931          128,650
Edge Petroleum Corp. * (a)                                6,483          106,775
EXCO Resources, Inc. *                                   17,193          213,365
Gasco Energy, Inc. * (a)                                 23,292           62,888
GMX Resources, Inc. * (a)                                 3,013           94,578
Goodrich Petroleum Corp. * (a)                            4,047          121,896
Harvest Natural Resources, Inc. *                        13,031          134,871
Hydril *                                                  5,462          306,200
Parallel Petroleum Corp. * (a)                           12,081          242,345
Penn Virginia Corp.                                       6,092          386,294
Petroquest Energy, Inc. *                                12,889          134,432
Quest Resource Corp. *                                    8,279           73,518
SulphCo, Inc. * (a)                                      10,597           65,807
Swift Energy Company * (a)                                9,349          390,975
Toreador Resources Corp. * (a)                            4,655           85,745
Transmeridian Exploration, Inc. * (a)                    24,793           97,932
Vaalco Energy, Inc. * (a)                                19,873          142,688
Western Refining, Inc. (a)                                7,718          179,366
                                                                  --------------
                                                                       3,412,645
DOMESTIC OIL - 1.35%
Atlas America, Inc. *                                     5,704          243,447
Berry Petroleum Company, Class A (a)                     11,512          324,178
Brigham Exploration Company * (a)                        16,679          112,917
Carrizo Oil & Gas, Inc. * (a)                             7,355          189,685
Comstock Resources, Inc. *                               13,927          378,118
Delta Petroleum Corp. * (a)                              16,371          368,675
Encore Aquisition Company *                              17,020          414,267
Energy Partners, Ltd. * (a)                              12,361          304,699
Exploration Company * (a)                                10,855          103,882
GeoGlobal Resources, Inc. * (a)                           9,715           56,930
Giant Industries, Inc. * (a)                              4,654          377,905
Houston Exploration Company * (a)                         9,273          511,406
Mariner Energy, Inc. * (a)                               23,552          432,650
McMoran Exploration Company * (a)                         8,643          153,327
Meridian Resource Corp. * (a)                            28,394           86,885
Oil States International, Inc. * (a)                     15,597          428,917
Stone Energy Corp. *                                      8,771          355,050
Syntroleum Corp. * (a)                                   15,232           72,961
Warren Resources, Inc. * (a)                             17,498          213,126
Whiting Petroleum Corp. * (a)                            11,788          472,699
                                                                  --------------
                                                                       5,601,724
DRUGS & HEALTH CARE - 2.23%
Abaxis, Inc. * (a)                                        6,787          158,748
Abiomed, Inc. * (a)                                       7,621          112,715
Acadia Pharmaceuticals, Inc. * (a)                        7,764           67,081

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Alpharma Inc., Class A                                   12,842   $      300,374
Ariad Pharmaceuticals, Inc. * (a)                        19,512           85,072
Arrow International, Inc.                                 6,952          221,143
Bioenvision, Inc. * (a)                                  11,697           64,450
Biomarin Pharmaceutical, Inc. *                          27,189          386,899
Candela Corp. * (a)                                       8,549           93,270
Cell Genesys, Inc. *                                     19,267           88,050
CNS, Inc.                                                 4,321          121,982
Conmed Corp. * (a)                                        9,267          195,626
Conor Medsystems, Inc. * (a)                              9,583          225,871
CV Therapeutics, Inc. * (a)                              17,756          197,802
Datascope Corp.                                           4,203          140,674
Dendreon Corp. * (a)                                     22,326           99,797
Depome, Inc. * (a)                                       12,601           51,412
Diversa Corp. * (a)                                       9,495           76,150
Durect Corp. * (a)                                       20,778           85,190
Emisphere Technologies, Inc. * (a)                        7,783           65,766
Enzon Pharmaceuticals, Inc. * (a)                        15,350          126,638
Gentiva Health Services, Inc. *                           8,785          144,425
Healthextras, Inc. * (a)                                  8,380          237,238
I-Flow Corp. * (a)                                        7,759           93,263
Illumina, Inc. * (a)                                     14,541          480,435
Immucor, Inc. *                                          21,459          480,896
Invacare Corp.                                           10,024          235,765
K-V Pharmaceutical Company, Class A *                    12,289          291,249
Landauer, Inc.                                            3,064          155,498
Luminex Corp. *                                          10,575          192,782
Mannatech, Inc. (a)                                       5,169           91,595
Matria Healthcare, Inc. * (a)                             6,904          191,862
Maxygen, Inc. *                                          10,102           83,948
Medical Action, Inc. *                                    3,631           97,638
Mentor Corp. (a)                                         11,402          574,547
Meridian Bioscience, Inc. (a)                             7,008          164,758
Molina Healthcare, Inc. * (a)                             4,097          144,870
New River Pharmaceuticals, Inc. * (a)                     5,347          137,578
Northfield Laboratories, Inc. * (a)                       8,389          120,466
Option Care, Inc. (a)                                     8,662          115,984
OraSure Technologies, Inc. * (a)                         15,705          126,268
Pain Therapeutics, Inc. * (a)                            12,683          109,327
Parexel International Corp. *                             8,723          288,644
Perrigo Company (a)                                      24,735          419,753
Quidel Corp. * (a)                                        9,554          134,903
Res-Care, Inc. *                                          7,250          145,653
Savient Pharmaceuticals, Inc. * (a)                      19,880          129,419
Vital Signs, Inc.                                         2,219          125,618
West Pharmaceutical Services, Inc. (a)                   10,242          402,203
Xenoport, Inc. * (a)                                      6,263          127,577
Zymogenetics, Inc. * (a)                                 12,111          204,313
                                                                  --------------
                                                                       9,213,185

EDUCATIONAL SERVICES - 0.23%
eCollege.com * (a)                                        5,701           91,159

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

EDUCATIONAL SERVICES (CONTINUED)
INVESTools, Inc. *                                       14,352   $      152,562
Leapfrog Enterprises, Inc., Class A *                    10,842           85,977
Strayer Education, Inc.                                   4,621          500,039
Universal Technical Institute, Inc. * (a)                 7,833          140,132
                                                                  --------------
                                                                         969,869

ELECTRICAL EQUIPMENT - 1.60%
A.O. Smith Corp. (a)                                      6,482          255,585
Aaon, Inc. (a)                                            3,902           89,005
American Science & Engineering, Inc. * (a)                3,055          148,229
Anaren, Inc. *                                            5,641          118,856
Anixter International, Inc. * (a)                        10,360          585,029
Audiovox Corp., Class A *                                 5,784           80,513
Baldor Electric Company (a)                              10,356          319,276
Capstone Turbine Corp. * (a)                             41,993           59,210
China BAK Battery, Inc. * (a)                            10,460           70,291
Cohu, Inc.                                                7,229          128,893
DTS, Inc. *                                               5,771          122,230
Encore Wire Corp. * (a)                                   7,447          262,805
Excel Technology, Inc. *                                  4,148          122,739
FLIR Systems, Inc. * (a)                                 21,881          594,288
General Cable Corp. *                                    15,919          608,265
Genlyte Group, Inc. * (a)                                 7,882          561,198
Greatbatch, Inc. * (a)                                    7,282          164,719
Lamson & Sessions Company * (a)                           4,384          104,427
Littelfuse, Inc. *                                        7,172          248,868
Methode Electronics, Inc., Class A (a)                   12,062          114,710
Metrologic Instruments, Inc. * (a)                        4,368           79,323
Plug Power, Inc. * (a)                                   22,617           92,051
Power-One, Inc. * (a)                                    23,396          169,387
Universal Electronics, Inc. *                             5,387          102,353
Varian, Inc. *                                            9,790          449,067
Vicor Corp.                                               6,107           70,475
W.H. Brady Company, Class A (a)                          14,220          499,975
Watsco, Inc. (a)                                          8,826          406,084
                                                                  --------------
                                                                       6,627,851

ELECTRICAL UTILITIES - 1.57%
Allete, Inc.                                              8,102          352,032
Avista Corp. (a)                                         15,668          371,018
Black Hills Corp.                                        10,864          365,139
CH Energy Group, Inc. (a)                                 5,142          264,659
Cleco Corp. (a)                                          18,047          455,506
Duquesne Light Holdings, Inc. (a)                        28,107          552,584
El Paso Electric Company * (a)                           15,111          337,580
Empire District Electric Company                          9,919          221,987
IDACORP, Inc. (a)                                        13,473          509,414
ITC Holdings Corp.                                        4,422          137,966
MGE Energy, Inc. (a)                                      7,124          230,675
NorthWestern Corp.                                       11,532          403,389
Otter Tail Corp. (a)                                      9,588          280,353
Pike Electric Corp. * (a)                                 5,749           85,660
PNM Resources, Inc.                                      21,615          595,926

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
UIL Holding Corp.                                         7,623   $      285,863
Unisource Energy Corp. (a)                               11,354          378,429
Westar Energy, Inc.                                      27,473          645,890
                                                                  --------------
                                                                       6,474,070
ELECTRONICS - 2.10%
Adaptec, Inc. * (a)                                      37,626          165,931
Anadigics, Inc. * (a)                                    14,822          106,126
Analogic Corp.                                            4,492          230,529
Ansoft Corp. *                                            5,275          131,400
Bel Fuse, Inc., Class B                                   3,471          111,384
Belden CDT, Inc. (a)                                     13,421          513,085
Bookham, Inc * (a)                                       18,448           59,403
Checkpoint Systems, Inc. *                               12,616          208,290
Comtech Group, Inc. * (a)                                 4,610           69,012
CTS Corp. (a)                                            12,117          166,972
Cubic Corp.                                               5,090           99,662
Daktronics, Inc. (a)                                     11,851          245,197
Electro Scientific Industries, Inc. *                     9,644          198,666
Enersys * (a)                                            14,422          231,329
FEI Company * (a)                                         7,804          164,743
Franklin Electric, Inc.                                   7,250          385,265
Hutchinson Technology, Inc. * (a)                         8,460          177,914
II-VI, Inc. * (a)                                         7,429          185,131
Imation Corp.                                            11,015          442,252
Integrated Electrical Services, Inc. * (a)                5,750           90,908
Itron, Inc. *                                             8,019          447,460
Kemet Corp. * (a)                                        27,737          223,838
LoJack Corp. * (a)                                        5,982          117,187
Maxwell Technologies, Inc. * (a)                          4,762           96,859
Measurement Specialties, Inc. *                           4,703           87,711
Medis Technologies, Ltd. * (a)                            6,771          167,311
Mentor Graphics Corp. * (a)                              25,629          360,856
Mercury Computer Systems, Inc. *                          7,772           92,098
MoSys, Inc. * (a)                                         7,906           53,207
Multi-Fineline Electronix, Inc. * (a)                     2,540           64,440
OSI Systems, Inc. * (a)                                   4,940           96,824
Park Electrochemical Corp.                                6,636          210,229
Photon Dynamics, Inc. *                                   5,657           75,068
Portalplayer, Inc. *                                      7,759           87,522
Portland General Electric Company (a)                     8,524          208,071
Rogers Corp. * (a)                                        5,491          339,069
Sirf Technology Holdings, Inc. * (a)                     16,312          391,325
Supertex, Inc. * (a)                                      4,051          157,462
Sycamore Networks, Inc. * (a)                            58,813          222,313
Taser International, Inc. * (a)                          19,210          147,149
Technitrol, Inc.                                         12,852          383,632
TTM Technologies, Inc. *                                 13,840          161,928
Universal Display Corp. * (a)                             7,518           82,924
X-Rite, Inc.                                             10,189          109,430
Zoran Corp. * (a)                                        14,879          239,254

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Zygo Corp. * (a)                                          6,867   $       87,554
                                                                  --------------
                                                                       8,693,920
ENERGY - 0.80%
Alon USA Energy, Inc. (a)                                 3,693          108,907
Aventine Renewable Energy Holdings Inc *                  9,760          208,766
Energy Conversion Devices, Inc. * (a)                    12,343          457,185
Evergreen Energy, Inc. *                                  1,169           12,286
Evergreen Solar, Inc. * (a)                              20,329          168,731
Fuelcell Energy, Inc. * (a)                              16,235          123,548
Hanover Compressor Company * (a)                         32,343          589,289
Headwaters, Inc. * (a)                                   12,870          300,515
KFx, Inc. * (a)                                          21,663          231,794
New Jersey Resources Corp. (a)                            8,809          434,284
Ormat Technologies, Inc. (a)                              2,485           81,309
Pacific Ethanol, Inc. * (a)                               8,044          112,938
Rosetta Resources, Inc. * (a)                            16,265          279,270
SunPower Corp., Class A. *                                3,235           89,739
VeraSun Energy Corp. *                                    5,965           95,738
                                                                  --------------
                                                                       3,294,299
FINANCIAL SERVICES - 2.58%
Accredited Home Lenders Holding Company *
   (a)                                                    5,839          209,854
Ace Cash Express, Inc. * (a)                              3,993          119,351
Actrade Financial Technologies, Ltd. * (a)                  722              917
Advance America Cash Advance Centers, Inc.
   (a)                                                   20,758          299,330
Advanta Corp., Class B                                    6,382          235,496
Asset Acceptance Capital Corp. * (a)                      5,291           85,979
Asta Funding, Inc. (a)                                    4,062          152,284
Bankrate, Inc. * (a)                                      3,609           95,855
Calamos Asset Management, Inc. (a)                        7,633          223,799
Cass Information Systems, Inc. (a)                        2,274           75,292
CharterMac (a)                                           17,594          351,176
City Holding Company (a)                                  5,994          238,981
Cohen & Steers, Inc. (a)                                  4,226          136,753
Commercial Capital Bancorp, Inc.                         16,045          255,757
Credit Acceptance Corp. * (a)                             3,090           91,711
Delphi Financial Group, Inc.                             13,276          529,447
Dollar Financial Corp. * (a)                              4,193           91,491
Federal Agricultural Mortgage Corp.,
   Class C (a)                                            4,321          114,377
Financial Federal Corp.                                   8,866          237,609
Fremont General Corp. (a)                                20,972          293,398
Friedman, Billings, Ramsey Group, Inc. (a)               44,565          357,857
GFI Group, Inc. *                                         3,892          215,189
Harbor Florida Bancshares, Inc. (a)                       7,073          313,405
Heartland Payment Systems, Inc. (a)                       4,704          122,304
Interactive Data Corp. *                                 10,786          215,181
International Securities Exchange, Inc. (a)              12,060          565,493
Investors Bancorp, Inc. *                                17,330          261,510
Investors Real Estate Trust, SBI (a)                     17,760          173,338
Knight Capital Group, Inc. *                             33,126          602,893

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
LaBranche & Company, Inc. * (a)                          17,399   $      180,428
MarketAxess Holdings, Inc. * (a)                         10,905          114,175
Marlin Business Services Corp. *                          4,724           98,732
National Financial Partners Corp.                        11,908          488,585
NBT Bancorp, Inc. (a)                                    11,411          265,420
Ocwen Financial Corp. * (a)                              11,063          164,839
optionsXpress Holdings, Inc. (a)                          6,799          189,556
Piper Jaffray Companies, Inc. *                           6,604          400,334
Portfolio Recovery Associates, Inc. * (a)                 5,199          228,080
Stifel Financial Corp. * (a)                              4,419          140,259
SWS Group, Inc. (a)                                       5,294          131,768
UMB Financial Corp.                                       9,682          354,071
United Community Financial Corp. (a)                     10,584          130,395
United Panam Financial Corp. *                            4,205           65,093
Waddell & Reed Financial, Inc., Class A                  27,071          670,007
World Acceptance Corp. * (a)                              5,832          256,491
WSFS Financial Corp.                                      2,382          148,137
                                                                  --------------
                                                                      10,692,397

FOOD & BEVERAGES - 1.40%
Bob Evans Farms, Inc. (a)                                11,485          347,766
Buffalo Wild Wings, Inc. * (a)                            2,763          105,685
Chiquita Brands International, Inc. (a)                  12,936          173,084
Coca-Cola Bottling Company (a)                            1,817          112,618
Cosi, Inc. * (a)                                         11,445           61,345
Denny's Corp. *                                          29,466          100,479
Diamond Foods, Inc.                                       6,163           88,192
Domino's Pizza, Inc. (a)                                 12,134          311,237
Fisher Communications, Inc. *                             2,930          121,741
Flowers Foods, Inc. (a)                                  16,536          444,488
Gold Kist, Inc. * (a)                                    16,394          341,651
Hain Celestial Group, Inc. *                             10,030          256,367
Imperial Sugar Company (a)                                3,652          113,650
J & J Snack Foods Corp.                                   4,488          139,577
Jones Soda Company * (a)                                  9,294           83,181
Lance, Inc. (a)                                          10,091          222,204
MGP Ingredients, Inc. (a)                                 3,006           63,938
Nuco2, Inc. * (a)                                         5,147          138,454
Peets Coffee & Tea, Inc. * (a)                            5,113          127,876
Performance Food Group Company * (a)                     10,666          299,608
Pilgrim's Pride Corp. (a)                                12,794          349,916
Premium Standard Farms, Inc.                              4,652           88,621
Ralcorp Holdings, Inc. *                                  8,457          407,881
Ruth's Chris Steak House, Inc. *                          5,633          106,013
Sanderson Farms, Inc. (a)                                 5,605          181,378
Seabord Corp.                                               119          143,395
Spartan Stores, Inc.                                      7,430          125,567
The Steak & Shake Company *                               9,726          164,272
Tootsie Roll Industries, Inc. (a)                        11,523          337,739
TreeHouse Foods, Inc. *                                  10,060          237,919
                                                                  --------------
                                                                       5,795,842

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FOREST PRODUCTS - 0.06%
Caraustar Industries, Inc. *                              9,964   $       79,413
Deltic Timber Corp.                                       3,475          165,619
                                                                  --------------
                                                                         245,032

FUNERAL SERVICES - 0.11%
Alderwoods Group, Inc. *                                 13,247          262,688
Stewart Enterprises, Inc., Class A (a)                   35,110          205,745
                                                                  --------------
                                                                         468,433

FURNITURE & FIXTURES - 0.32%
American Woodmark Corp. (a)                               3,797          127,921
Ethan Allen Interiors, Inc. (a)                          10,350          358,731
Furniture Brands International, Inc. (a)                 13,969          265,970
Kimball International, Inc., Class B (a)                  8,277          159,746
La-Z-Boy, Inc. (a)                                       16,569          231,303
Sealy Corp.                                               6,779           88,534
Stanley Furniture Company, Inc.                           4,876          103,907
                                                                  --------------
                                                                       1,336,112

GAS & PIPELINE UTILITIES - 1.36%
American States Water Company (a)                         5,455          208,654
Aquila, Inc. *                                          118,332          512,378
Aurora Oil & Gas Corp. *                                 25,550           78,183
California Water Service Group                            5,523          203,964
Crosstex Energy, Inc. (a)                                 3,428          307,046
Maverick Tube Corp. * (a)                                11,660          755,918
Nicor, Inc. (a)                                          13,787          589,532
Northwest Natural Gas Company                             8,919          350,338
Peoples Energy Corp.                                     12,118          492,597
Piedmont Natural Gas, Inc.                               24,026          608,098
South Jersey Industries, Inc. (a)                         9,270          277,266
Southwest Gas Corp.                                      12,558          418,433
Southwest Water Company (a)                               8,022           98,109
The Laclede Group, Inc. (a)                               6,991          224,271
WGL Holdings, Inc. (a)                                   15,498          485,707
                                                                  --------------
                                                                       5,610,494

HEALTHCARE PRODUCTS - 2.66%
Adeza Biomedical Corp. * (a)                              4,977           81,673
Align Technology, Inc. * (a)                             18,502          210,553
American Medical Systems Holdings, Inc. *
   (a)                                                   22,159          408,390
Angiodynamics, Inc. *                                     4,436           91,870
Arthrocare Corp. * (a)                                    8,302          389,032
Aspect Medical Systems, Inc. * (a)                        5,106           87,159
Biosite, Inc. * (a)                                       5,265          243,401
Bruker BioSciences Corp. *                               13,782           96,612
Cerus Corp. * (a)                                         9,012           50,017
Computer Programs & Systems, Inc. (a)                     3,067          100,506
Conceptus, Inc. * (a)                                     7,234          127,969
Cyberonics, Inc. * (a)                                    7,298          127,934
Cypress Biosciences, Inc. * (a)                          10,590           77,307
DJO, Inc. * (a)                                           7,225          300,054
Encore Medical Corp. * (a)                               19,203          120,979
Foxhollow Technologies, Inc. * (a)                        6,066          207,397
Haemonetics Corp. *                                       8,369          391,669

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Health Tronics, Inc. * (a)                               11,546   $       71,239
Hologic, Inc. * (a)                                      16,650          724,608
ICU Medical, Inc. *                                       4,726          214,938
Intralase Corp. * (a)                                     7,253          142,957
Inverness Medical Innovations, Inc. * (a)                 8,836          307,139
Kensey Nash Corp. * (a)                                   4,203          123,022
Kyphon, Inc. *                                           14,012          524,329
LCA-Vision, Inc. (a)                                      6,346          262,153
LifeCell Corp. * (a)                                     10,146          326,904
Mannkind Corp. * (a)                                      7,450          141,550
Merit Medical Systems, Inc. * (a)                         9,087          123,401
Molecular Devices Corp. *                                 5,967          110,330
Natus Medical, Inc. * (a)                                 6,209           84,753
Nuvasive, Inc. * (a)                                     10,867          218,535
Owens & Minor, Inc.                                      12,709          417,999
Polymedica Corp. (a)                                      7,391          316,409
PSS World Medical, Inc. * (a)                            21,462          429,025
Sirona Dental Systems, Inc. * (a)                         5,422          178,546
SonoSite, Inc. * (a)                                      5,490          155,916
Spectranetics Corp. *                                     9,954          116,462
Stereotaxis, Inc. * (a)                                   7,454           77,149
STERIS Corp.                                             21,296          512,382
SurModics, Inc. * (a)                                     4,895          171,912
Symmetry Medical, Inc. * (a)                             11,440          172,630
The Medicines Company *                                  15,983          360,576
Thermogenesis Corp. * (a)                                18,755           72,582
Thoratec Corp. * (a)                                     16,982          265,089
Tripath Imaging, Inc. * (a)                              10,674           96,386
USANA Health Sciences, Inc. * (a)                         2,947          131,407
Ventana Medical Systems, Inc. * (a)                       9,132          372,860
Viasys Healthcare, Inc. *                                10,302          280,626
Wright Medical Group, Inc. *                             10,956          265,683
Zoll Medical Corp. *                                      3,151          113,089
                                                                  --------------
                                                                      10,995,108
HEALTHCARE SERVICES - 1.42%
Air Methods Corp. * (a)                                   3,363           79,367
Amedisys, Inc. * (a)                                      5,266          208,902
Amerigroup Corp. *                                       16,356          483,320
AMN Healthcare Services, Inc. * (a)                      10,621          252,249
Apria Healthcare Group, Inc. * (a)                       13,719          270,813
Capital Senior Living Corp. * (a)                         8,243           76,248
CorVel Corp. *                                            1,962           68,827
Cross Country Healthcare, Inc. * (a)                     10,165          172,805
Enzo Biochem, Inc. * (a)                                  8,641          105,334
Five Star Quality Care, Inc. * (a)                       10,011          107,718
Genesis HealthCare Corp. *                                6,252          297,783
Healthspring, Inc. *                                      5,844          112,497
Healthways, Inc. * (a)                                   10,973          489,396
Horizon Health Corp. * (a)                                5,045           77,037
Intermagnetics General Corp. * (a)                       13,473          364,445
Kindred Healthcare, Inc. *                                9,011          267,897

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
LHC Group, Inc. * (a)                                     4,073   $       90,909
Magellan Health Services, Inc. * (a)                     11,791          502,296
National Healthcare Corp.                                 2,331          125,245
Odyssey Healthcare, Inc. * (a)                           11,704          165,963
Palomar Medical Technologies, Inc. * (a)                  5,644          238,177
Per-Se Technologies, Inc. * (a)                          10,208          232,538
Phase Forward, Inc. *                                    11,686          139,531
Radiation Therapy Services, Inc. * (a)                    3,885          113,558
Sun Healthcare Group, Inc. * (a)                          7,862           84,438
Symbion, Inc. * (a)                                       5,877          107,902
The Advisory Board Company *                              5,672          286,549
United Surgical Partners International,
   Inc. * (a)                                            13,621          338,209
                                                                  --------------
                                                                       5,859,953
HOLDINGS COMPANIES/CONGLOMERATES - 0.22%
Florida East Coast, Inc. (a)                             11,075          632,161
PICO Holdings, Inc. * (a)                                 3,247          105,690
United Industrial Corp. (a)                               2,903          155,310
                                                                  --------------
                                                                         893,161
HOMEBUILDERS - 0.25%
Champion Enterprises, Inc. * (a)                         25,080          173,052
Hovnanian Enterprises, Inc., Class A * (a)               15,760          462,399
M/I Homes, Inc. (a)                                       3,735          132,032
Meritage Homes Corp. * (a)                                6,867          285,736
                                                                  --------------
                                                                       1,053,219
HOTELS & RESTAURANTS - 2.00%
AFC Enterprises, Inc. * (a)                               8,535          123,245
Ameristar Casinos, Inc. (a)                               8,434          183,102
Applebee's International, Inc.                           23,477          504,990
Aztar Corp. *                                            11,336          600,921
BJ's Restaurants, Inc. * (a)                              4,542           99,969
California Pizza Kitchen, Inc. *                          6,627          198,346
CBRL Group, Inc.                                          9,728          393,303
CEC Entertainment, Inc. *                                10,587          333,596
Century Casinos, Inc. * (a)                               7,543           74,978
Chipotle Mexican Grill, Inc., Class A * (a)               2,621          130,185
CKE Restaurants, Inc.                                    21,682          362,523
IHOP Corp.                                                5,977          277,034
Jack In the Box, Inc. *                                  11,110          579,720
Krispy Kreme Doughnuts, Inc. * (a)                       16,862          136,582
Landry's Restaurants, Inc. (a)                            5,378          162,147
Lodgian, Inc. *                                           6,929           92,017
Lone Star Steakhouse & Saloon, Inc.                       5,498          152,680
Luby's Cafeterias, Inc. *                                 7,233           71,390
Magna Entertainment Corp., Class A * (a)                 13,971           65,524
Marcus Corp.                                              6,939          159,389
McCormick & Schmick's Seafood
   Restaurants, Inc. * (a)                                4,059           91,287
Morgans Hotel Group Company * (a)                         6,775           84,688
MTR Gaming Group, Inc. * (a)                              9,408           88,341
O'Charley's, Inc. *                                       7,767          147,340
P.F. Chang's China Bistro, Inc. * (a)                     7,993          277,437

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Papa Johns International, Inc. *                          7,885   $      284,727
RARE Hospitality International, Inc. *                   10,893          332,890
Red Robin Gourmet Burgers, Inc. * (a)                     5,371          247,657
Ruby Tuesday, Inc. (a)                                   18,548          522,868
Ryan's Restaurant Group, Inc. *                          13,550          215,039
Sonic Corp. * (a)                                        27,058          611,781
Texas Roadhouse, Inc., Class A * (a)                     17,005          208,821
Triarc Companies, Inc. (a)                               18,904          285,829
Trump Entertainment Resorts, Inc. * (a)                  10,176          172,585
                                                                  --------------
                                                                       8,272,931
HOUSEHOLD APPLIANCES - 0.18%
Consolidated Tomoka Land Company (a)                      1,977          126,864
Drew Industries, Inc. * (a)                               6,238          157,572
Jacuzzi Brands, Inc. * (a)                               23,951          239,270
Lifetime Brands, Inc. (a)                                 4,003           74,136
National Presto Industries, Inc.                          1,737           96,004
Technical Olympic USA, Inc. (a)                           6,086           59,825
                                                                  --------------
                                                                         753,671
HOUSEHOLD PRODUCTS - 0.52%
Blyth, Inc.                                               8,209          199,725
Central Garden & Pet Company *                            6,697          323,197
iRobot Corp. * (a)                                        3,596           72,136
Martha Stewart Living
   Omnimedia, Inc., Class A * (a)                         7,866          139,700
Select Comfort Corp. * (a)                               16,931          370,450
Smith & Wesson Holding Corp. * (a)                        9,623          133,567
Tempur-Pedic International, Inc. * (a)                   15,793          271,166
Tupperware Brands Corp. (a)                              19,585          381,124
TurboChef Technologies, Inc. * (a)                        4,456           61,939
WD-40 Company (a)                                         6,082          216,945
                                                                  --------------
                                                                       2,169,949
HOUSING & URBAN DEVELOPMENT - 0.02%
Cavco Industries, Inc. * (a)                              2,753           86,747

INDUSTRIAL MACHINERY - 1.44%
Actuant Corp., Class A                                    8,699          435,820
Albany International Corp., Class A                       8,354          265,824
Badger Meter, Inc. (a)                                    4,707          118,569
Briggs & Stratton Corp.                                  16,109          443,803
Cascade Corp. (a)                                         4,149          189,402
Ceradyne, Inc. * (a)                                      8,480          348,443
Chart Industries, Inc. *                                  4,427           54,496
Circor International, Inc. (a)                            5,409          165,245
Cognex Corp.                                             14,906          376,526
Dionex Corp. *                                            6,160          313,790
EnPro Industries, Inc. * (a)                              6,902          207,474
Flow International Corp. * (a)                           11,018          142,904
Gehl Company * (a)                                        3,348           89,660
Gorman Rupp Company                                       3,349          109,512
H&E Equipment Services, Inc. *                            4,072           99,316
Kadant, Inc. *                                            4,759          116,881
Lindsay Manufacturing Company (a)                         4,068          116,955

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Lufkin Industries, Inc. (a)                               4,765   $      252,164
NACCO Industries, Inc., Class A                           1,658          225,339
NATCO Group, Inc. *                                       4,654          134,035
OYO Geospace Corp. *                                      1,363           77,350
Presstek, Inc. * (a)                                     11,657           62,831
Raser Technologies, Inc. * (a)                            8,532           47,438
Robbins & Myers, Inc.                                     4,631          143,191
Rofin Sinar Technologies, Inc. * (a)                      4,751          288,718
Tecumseh Products Company, Class A *                      5,545           84,340
Tennant Company                                           5,148          125,302
The Middleby Corp. * (a)                                  2,263          174,387
Tredegar Industries, Inc.                                11,430          191,338
Valmont Industries, Inc.                                  5,553          290,144
Watts Water Technologies, Inc., Class A (a)               8,114          257,701
                                                                  --------------
                                                                       5,948,898
INDUSTRIALS - 0.16%
Brookfield Homes Corp. (a)                                4,231          119,145
Clean Harbors, Inc. * (a)                                 5,089          221,626
GrafTech International, Ltd. * (a)                       32,432          189,403
Intevac, Inc. * (a)                                       7,276          122,237
                                                                  --------------
                                                                         652,411
INSURANCE - 2.39%
21st Century Insurance Group (a)                         10,794          161,370
Alfa Corp. (a)                                           10,704          184,858
American Equity Investment Life Holding
   Company (a)                                           18,620          228,467
American Physicians Capital, Inc. *                       2,594          125,498
Argonaut Group, Inc. * (a)                               10,142          314,706
CNA Surety Corp. * (a)                                    5,450          110,090
Commerce Group, Inc.                                     17,355          521,518
Crawford & Company, Class B                               9,381           63,697
Direct General Corp. (a)                                  5,580           75,107
Donegal Group, Inc.                                       5,039          101,889
Enstar Group, Inc. * (a)                                  1,275          121,814
FBL Financial Group, Inc., Class A                        4,709          157,610
FPIC Insurance Group, Inc. *                              3,629          143,745
Harleysville Group, Inc.                                  4,590          160,604
Hilb, Rogal and Hamilton Company (a)                     11,456          488,598
Horace Mann Educators Corp.                              14,360          276,143
Infinity Property & Casualty Corp.                        6,857          282,028
James River Group, Inc. *                                 3,358           98,557
LandAmerica Financial Group, Inc. (a)                     5,615          369,411
Meadowbrook Insurance Group, Inc. * (a)                   8,785           98,919
Midland Company (a)                                       3,941          170,724
National Interstate Corp.                                 5,200          127,920
National Western Life Insurance Company,
   Class A * (a)                                            841          193,337
Navigators Group, Inc. *                                  4,188          201,066
Nymagic, Inc.                                             2,330           73,861
Odyssey Re Holdings Corp.                                 4,108          138,768
Ohio Casualty Corp. (a)                                  20,307          525,342

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Phoenix Companies, Inc.                                  35,914   $      502,796
PMA Capital Corp., Class A *                             11,446          100,954
Presidential Life Corp.                                   7,441          166,455
ProAssurance Corp. *                                     10,592          521,974
RLI Corp.                                                 7,283          369,904
Safety Insurance Group, Inc.                              4,628          225,198
SCPIE Holdings, Inc. *                                    3,880           91,335
SeaBright Insurance Holdings, Inc. * (a)                  6,648           92,873
Selective Insurance Group, Inc.                           9,406          494,850
State Auto Financial Corp. (a)                            5,069          154,858
Stewart Information Services Corp.                        5,381          187,097
Tower Group, Inc. (a)                                     5,690          189,762
Triad Guaranty, Inc. * (a)                                3,710          189,841
U.S.I. Holdings Corp. * (a)                              15,306          207,396
United Fire & Casualty Company (a)                        6,948          217,472
Universal American Financial Corp. *                     12,268          197,147
Zenith National Insurance Corp. (a)                      11,807          470,981
                                                                  --------------
                                                                       9,896,540
INTERNATIONAL OIL - 0.14%
ATP Oil & Gas Corp. *                                     6,610          244,173
Callon Petroleum Company * (a)                            7,584          102,839
Parker Drilling Company * (a)                            35,113          248,600
                                                                  --------------
                                                                         595,612
INTERNET CONTENT - 0.66%
Audible, Inc. * (a)                                       9,502           68,985
CMGI, Inc. * (a)                                        152,418          161,563
CNET Networks, Inc. * (a)                                47,602          456,027
Digitas, Inc. * (a)                                      27,543          264,964
Harris Interactive, Inc. *                               17,934          109,397
InfoSpace, Inc. * (a)                                    10,181          187,738
Internet Cap Group, Inc. *                               13,752          129,956
Jupitermedia Corp. * (a)                                  6,730           58,282
Move, Inc. * (a)                                         30,599          150,241
NetFlix, Inc. * (a)                                      14,296          325,663
ProQuest Company * (a)                                    8,004          104,212
RightNow Technologies, Inc. * (a)                         4,713           73,570
Safeguard Scientifics, Inc. * (a)                        38,752           75,954
Schawk, Inc., Class A (a)                                 5,629          102,560
Sohu.com, Inc. * (a)                                      8,459          186,267
The Knot, Inc. *                                          5,809          128,553
TheStreet.com, Inc.                                       5,956           63,372
WebSideStory, Inc. * (a)                                  5,771           76,235
                                                                  --------------
                                                                       2,723,539
INTERNET RETAIL - 0.23%
Ariba, Inc. *                                            24,526          183,700
Blue Nile, Inc. * (a)                                     4,203          152,779
Drugstore.com, Inc. * (a)                                26,107           90,069
Overstock.com, Inc. * (a)                                 4,203           73,679
PetMed Express, Inc. * (a)                                6,187           64,592
Priceline.com, Inc. * (a)                                 7,720          284,019

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET RETAIL (CONTINUED)
Stamps.com, Inc. * (a)                                    6,320   $      120,459
                                                                  --------------
                                                                         969,297
INTERNET SERVICE PROVIDER - 0.40%
C-COR.net Corp. *                                        15,057          129,189
Cogent Communications Group, Inc. *                       6,576           76,216
Covad Communications Group, Inc. * (a)                   97,999          146,019
Earthlink, Inc. * (a)                                    40,507          294,486
eSPEED, Inc., Class A *                                   8,384           77,133
NETGEAR, Inc. * (a)                                      10,668          219,654
Online Resources Corp. * (a)                              7,650           93,712
Redback Networks, Inc. * (a)                             19,978          277,295
Terremark Worldwide, Inc. * (a)                          12,991           72,100
United Online, Inc. (a)                                  20,834          253,758
                                                                  --------------
                                                                       1,639,562
INTERNET SOFTWARE - 1.12%
Agile Software Corp. * (a)                               18,435          120,380
Art Technology Group, Inc. * (a)                         39,303          100,616
Chordiant Software, Inc. * (a)                           25,850           79,359
Click Commerce, Inc. * (a)                                3,314           74,963
Cybersource Corp. *                                       9,760          115,461
DealerTrack Holdings, Inc. * (a)                          3,284           72,609
Digital River, Inc. * (a)                                12,494          638,693
eResearch Technology, Inc. * (a)                         15,243          123,621
Internet Security Systems, Inc. *                        12,455          345,751
Interwoven, Inc. * (a)                                   13,508          148,993
Lionbridge Technologies, Inc. * (a)                      18,800          143,444
NIC, Inc. * (a)                                          12,584           64,808
Openwave Systems, Inc. * (a)                             28,664          268,295
RealNetworks, Inc. * (a)                                 33,803          358,650
S1 Corp. * (a)                                           22,590          104,140
Safenet, Inc. * (a)                                       8,461          153,905
Sapient Corp. * (a)                                      25,077          136,670
Stellent, Inc. (a)                                        9,435          102,275
TIBCO Software, Inc. * (a)                               66,776          599,648
VASCO Data Security International, Inc. *
   (a)                                                    8,089           83,802
Vignette Corp. *                                         10,281          139,205
WebEx Communications, Inc. * (a)                         13,236          516,469
WebMethods, Inc. *                                       18,464          141,250
                                                                  --------------
                                                                       4,633,007
INVESTMENT COMPANIES - 0.43%
Apollo Investment Corp. (a)                              25,472          522,431
Ares Cap Corp.                                           16,033          279,295
Capital Southwest Corp. (a)                                 967          115,218
Gladstone Capital Corp. (a)                               5,036          110,842
Gladstone Investment Corp.                                5,736           83,746
Harris & Harris Group, Inc. * (a)                         7,070           86,820
MCG Capital Corp. (a)                                    17,218          281,170
MVC Capital, Inc. *                                       7,176           93,001
NGP Capital Resources Company                             7,036          102,655

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INVESTMENT COMPANIES (CONTINUED)
Technology Investment Capital Corp. (a)                   8,096   $      118,444
                                                                  --------------
                                                                       1,793,622
LEISURE TIME - 1.43%
Ambassadors International, Inc. (a)                       2,389           75,468
Arctic Cat, Inc.                                          4,565           75,779
Bally Technologies, Inc. * (a)                           16,703          293,973
Blockbuster, Inc., Class A * (a)                         61,641          236,701
Bluegreen Corp. * (a)                                     6,995           80,233
Callaway Golf Company                                    24,387          319,714
Carmike Cinemas, Inc. (a)                                 4,350           74,733
Churchill Downs, Inc.                                     2,983          125,465
Dover Downs Gaming & Entertainment, Inc. (a)              5,025           61,054
Gaylord Entertainment Company * (a)                      12,783          560,535
Isle of Capri Casinos, Inc. * (a)                         4,908          103,362
K2, Inc. *                                               15,889          186,378
Lakes Gaming, Inc. * (a)                                  7,614           73,551
Life Time Fitness, Inc. * (a)                             9,710          449,476
Monarch Casino & Resort, Inc. *                           3,434           66,585
Multimedia Games, Inc. * (a)                             10,021           90,991
Parkervision, Inc. * (a)                                  6,338           46,077
Pinnacle Entertainment, Inc. *                           15,144          425,849
Polaris Industries, Inc. (a)                             13,142          540,793
Progressive Gaming International Corp. * (a)             11,065           90,733
RC2 Corp. * (a)                                           6,867          230,250
Riviera Holdings Corp. * (a)                              3,811           77,859
Shuffle Master, Inc. * (a)                               10,661          287,954
Six Flags, Inc. * (a)                                    23,704          123,972
Speedway Motorsports, Inc.                                4,890          178,045
Steinway Musical Instruments, Inc. *                      2,912           81,536
The Nautilus Group, Inc. (a)                             10,957          150,659
Topps, Inc. (a)                                          12,227          109,554
Vail Resorts, Inc. * (a)                                  9,621          385,032
West Marine, Inc. * (a)                                   5,083           71,162
WMS Industries, Inc. * (a)                                8,742          255,354
                                                                  --------------
                                                                       5,928,827
LIFE SCIENCES - 0.20%
American Ecology Corp.                                    4,946           97,634
Dawson Geophysical Company *                              2,898           86,071
Incyte Corp. *                                           25,978          109,887
Ionatron, Inc. * (a)                                      9,540           45,887
Pharmanet Development Group, Inc. * (a)                   6,291          122,234
Senomyx, Inc. * (a)                                       9,961          153,101
Symyx Technologies, Inc. *                               10,411          220,609
                                                                  --------------
                                                                         835,423
LIQUOR - 0.09%
Boston Beer Company, Inc. *                               3,497          114,876
Central European Distribution Corp. * (a)                10,205          238,899
                                                                  --------------
                                                                         353,775
MANUFACTURING - 1.28%
Acuity Brands, Inc.                                      14,170          643,318

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
American Railcar Industries, Inc.                         2,878   $       83,779
AptarGroup, Inc.                                         11,084          563,954
Barnes Group, Inc.                                       12,486          219,254
Blout International, Inc. * (a)                          13,111          131,372
Coherent, Inc. *                                          9,467          328,126
ESCO Technologies, Inc. * (a)                             8,147          375,088
Freightcar America, Inc. (a)                              2,353          124,709
Gen Tek, Inc. *                                           3,639          100,473
Goodman Global, Inc. *                                    8,224          109,790
Hexcel Corp. * (a)                                       29,598          418,812
Input/Output, Inc. * (a)                                 22,647          224,885
Insteel Industries, Inc.                                  4,358           86,593
Kaydon Corp.                                              8,994          332,958
Koppers Holdings, Inc.                                    3,676           69,734
Lancaster Colony Corp.                                    7,935          355,171
Mine Safety Appliances Company (a)                        9,801          349,308
Nordson Corp. (a)                                         9,414          375,242
Radyne Corp. * (a)                                        6,108           74,762
Raven Industries, Inc. (a)                                5,454          163,674
Reddy Ice Holdings, Inc.                                  6,036          146,071
                                                                  --------------
                                                                       5,277,073
MEDICAL-HOSPITALS - 0.62%
Advanced Magnetics, Inc. *                                2,526           86,137
AmSurg Corp. *                                            9,840          219,038
Centene Corp. * (a)                                      13,895          228,434
Cepheid, Inc. * (a)                                      18,498          133,556
DexCom, Inc. * (a)                                        5,270           58,655
EV3, Inc. * (a)                                           4,995           84,965
Hana Biosciences, Inc. * (a)                             10,932           74,993
Hythiam, Inc. * (a)                                      10,256           74,048
IRIS International, Inc. *                                5,621           64,641
Medcath Corp. *                                           2,630           79,137
MWI Veterinary Supply, Inc. * (a)                         2,077           69,642
Neurometrix, Inc. * (a)                                   3,929           74,690
Northstar Neuroscience Inc. *                             4,006           52,879
Novavax, Inc. * (a)                                      19,039           72,158
Psychiatric Solutions, Inc. * (a)                        16,819          573,360
RehabCare Group, Inc. * (a)                               5,703           74,709
Sunrise Senior Living, Inc. *                            14,040          419,375
Vital Images, Inc. * (a)                                  4,238          133,836
                                                                  --------------
                                                                       2,574,253
METAL & METAL PRODUCTS - 0.62%
A. M. Castle & Company                                    3,132           84,063
Ampco-Pittsburgh Corp.                                    2,426           75,036
Brush Engineered Materials, Inc. * (a)                    6,086          151,359
Dynamic Materials Corp. (a)                               3,661          118,690
Gibraltar Industries, Inc. (a)                            7,985          177,107
L.B. Foster Company * (a)                                 3,551           57,171
Ladish Company, Inc. * (a)                                4,356          125,801
Matthews International Corp., Class A                    10,466          385,253
Metal Management, Inc.                                    8,465          235,666

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
Mueller Industries, Inc.                                 11,728   $      412,474
Mueller Water Products, Inc. *                            8,514          124,390
NN, Inc. (a)                                              6,959           82,325
Quanex Corp. (a)                                         11,950          362,682
RBC Bearings, Inc. *                                      6,619          159,849
                                                                  --------------
                                                                       2,551,866
MINING - 0.65%
Alpha Natural Resources, Inc. * (a)                      16,523          260,402
AMCOL International Corp. (a)                             7,232          180,149
Cleveland-Cliffs, Inc. (a)                               13,092          498,936
Coeur d'Alene Mines Corp. * (a)                          87,515          412,196
Compass Minerals International, Inc.                     10,002          283,157
Hecla Mining Company * (a)                               38,342          220,083
Royal Gold, Inc. (a)                                      5,857          158,900
RTI International Metals, Inc. * (a)                      6,915          301,356
Stillwater Mining Company * (a)                          14,010          117,684
USEC, Inc. (a)                                           27,744          267,452
                                                                  --------------
                                                                       2,700,315
MOBILE HOMES - 0.14%
Fleetwood Enterprises, Inc. * (a)                        19,790          133,187
Skyline Corp.                                             2,680          102,403
Winnebago Industries, Inc. (a)                           10,583          332,094
                                                                  --------------
                                                                         567,684
NEWSPAPERS - 0.11%
Journal Register Company (a)                             15,526           88,033
Lee Enterprises, Inc. (a)                                14,938          377,035
                                                                  --------------
                                                                         465,068
OFFICE FURNISHINGS & SUPPLIES - 0.61%
Acco Brands Corp. * (a)                                  13,667          304,227
Global Imaging Systems, Inc. * (a)                       16,635          367,135
Herman Miller, Inc.                                      20,852          713,347
IKON Office Solutions, Inc. (a)                          34,548          464,325
Knoll, Inc.                                              10,134          204,707
United Stationers, Inc. *                                 9,902          460,542
                                                                  --------------
                                                                       2,514,283
PAPER - 0.45%
Bowater, Inc. (a)                                        17,375          357,404
Buckeye Technologies, Inc. * (a)                         12,941          109,998
Chesapeake Corp. (a)                                      6,870           98,310
Mercer International, Inc. * (a)                          9,716           91,719
Neenah Paper, Inc. (a)                                    4,921          168,446
P.H. Glatfelter Company (a)                              14,531          196,895
Potlatch Corp. (a)                                       12,171          451,544
Rock-Tenn Company, Class A                               10,099          199,960
Wausau-Mosinee Paper Corp. (a)                           14,875          200,813
                                                                  --------------
                                                                       1,875,089
PETROLEUM SERVICES - 1.46%
Atwood Oceanics, Inc. *                                   8,193          368,439
Basic Energy Services, Inc. *                             3,873           94,501
Bronco Drilling Company, Inc. * (a)                       4,376           76,930

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Complete Production Services, Inc. * (a)                  8,540   $      168,580
Dril-Quip, Inc. * (a)                                     3,547          240,061
Grey Wolf, Inc. * (a)                                    61,375          409,985
Gulfmark Offshore, Inc. *                                 5,224          166,332
Hercules Offshore, Inc. *                                 6,260          194,373
Hornbeck Offshore Services, Inc. *                        7,849          262,942
Lone Star Technologies, Inc. *                            9,724          470,447
Metretek Technologies, Inc. * (a)                         5,113           61,049
Newpark Resources, Inc. * (a)                            29,664          158,109
PetroHawk Energy Corp. * (a)                             45,477          472,051
Petroleum Development Corp. *                             5,204          207,588
Pioneer Drilling Company * (a)                           13,704          175,959
Rentech, Inc. * (a)                                      44,923          207,993
RPC, Inc. (a)                                             7,181          131,556
Superior Well Services, Inc. * (a)                        4,134           81,853
Universal Compression Holdings, Inc. *                    9,492          507,347
Veritas DGC, Inc. *                                      11,191          736,592
Warrior Energy Service Corp. *                            3,692           95,069
W-H Energy Services, Inc. *                               9,299          385,630
World Fuel Services Corp. (a)                             8,770          354,747
                                                                  --------------
                                                                       6,028,133
PHARMACEUTICALS - 2.17%
Adams Respiratory Therapeutics, Inc. * (a)                9,676          354,045
Adolor Corp. *                                           14,658          203,306
ADVENTRX Pharmaceuticals, Inc. * (a)                     17,668           48,410
Akorn, Inc. * (a)                                        17,833           64,377
Alexion Pharmaceuticals, Inc. * (a)                       9,614          326,684
Alkermes, Inc. *                                         30,702          486,627
American Oriental Bioengineering, Inc. *                 14,168           86,141
Andrx Corp. *                                            23,342          570,245
Array BioPharma, Inc. *                                  12,707          108,264
Atherogenics, Inc. *                                     12,209          160,792
Auxilium Pharmaceuticals, Inc. *                          8,889           89,957
AVANIR Pharmaceuticals * (a)                             10,062           69,629
AVI BioPharma, Inc. * (a)                                15,833           57,474
Bentley Pharmaceuticals, Inc. * (a)                       6,250           75,000
Biocryst Pharmaceuticals, Inc. * (a)                      8,058          100,483
Bradley Pharmaceuticals, Inc., Class A * (a)              4,880           77,690
Connetics Corp. *                                        10,692          116,543
Cubist Pharmaceuticals, Inc. * (a)                       17,261          375,254
Encysive Pharmaceuticals, Inc. * (a)                     18,313           78,746
Idenix Pharmaceuticals, Inc. * (a)                        7,576           73,487
Indevus Pharmaceuticals, Inc. * (a)                      18,168          107,555
Isis Pharmaceuticals, Inc. * (a)                         24,061          172,758
Medicis Pharmaceutical Corp., Class A (a)                17,193          556,193
Nastech Pharmaceutical Company, Inc. * (a)                7,624          116,342
Noven Pharmaceuticals, Inc. * (a)                         7,503          180,972
NPS Pharmaceuticals, Inc. * (a)                          17,672           67,330
Nuvelo, Inc. * (a)                                       15,786          287,937
Onyx Pharmaceuticals, Inc. * (a)                         13,290          229,784
OSI Pharmaceuticals, Inc. * (a)                          17,970          674,414

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Par Pharmaceutical Companies, Inc. * (a)                 11,354   $      207,097
Penwest Pharmaceuticals Company * (a)                     7,825          130,286
Peregrine Pharmaceuticals, Inc. * (a)                    64,796           82,291
Pharmion Corp. * (a)                                      8,023          172,896
Pozen, Inc. *                                             8,008          102,983
Prestige Brands Holdings, Inc. * (a)                     11,542          128,578
Regeneron Pharmaceuticals, Inc. * (a)                    13,902          218,122
Renovis, Inc. * (a)                                       7,559          104,012
Rigel Pharmaceuticals, Inc. * (a)                         9,007           92,502
Salix Pharmaceuticals, Ltd. * (a)                        15,129          205,149
Santarus, Inc. * (a)                                     14,449          107,212
Sciele Pharma, Inc. * (a)                                 9,571          180,318
Supergen, Inc. * (a)                                     16,256           75,753
United Therapeutics Corp. * (a)                           7,471          392,526
Valeant Pharmaceuticals International (a)                29,373          580,998
ViroPharma, Inc. * (a)                                   21,905          266,584
                                                                  --------------
                                                                       8,963,746
PLASTICS - 0.11%
AEP Industries, Inc. * (a)                                2,274           95,394
PW Eagle, Inc. (a)                                        3,316           99,513
Spartech Corp. (a)                                       10,323          276,347
                                                                  --------------
                                                                         471,254
PUBLISHING - 0.57%
American Greetings Corp., Class A                        16,910          390,959
Consolidated Graphics, Inc. * (a)                         3,554          213,844
Courier Corp. (a)                                         3,416          126,870
Media General, Inc., Class A (a)                          7,155          269,887
Playboy Enterprises, Inc., Class B * (a)                  8,511           80,089
PRIMEDIA, Inc. * (a)                                     62,083           94,366
Readers Digest Association, Inc., Class A
   (a)                                                   31,271          405,272
Scholastic Corp. * (a)                                   11,348          353,490
Sun-Times Media Group, Inc. (a)                          22,307          146,780
Valassis Communications, Inc. *                          14,488          255,713
                                                                  --------------
                                                                       2,337,270
RAILROADS & EQUIPMENT - 0.23%
Genesee & Wyoming, Inc., Class A * (a)                   11,529          267,704
Greenbrier Company, Inc.                                  4,225          122,567
RailAmerica, Inc. *                                      13,786          150,543
Wabtec Corp.                                             15,217          412,837
                                                                  --------------
                                                                         953,651
REAL ESTATE - 7.26%
Aames Investment Corp., REIT (a)                         15,534           54,680
Acadia Realty Trust, REIT (a)                            10,205          260,228
Affordable Residential Communities, REIT *               10,991          106,503
Agree Realty Corp., REIT                                  3,621          118,950
Alexander's, Inc., REIT *                                   645          200,111
Alexandria Real Estate Equities, Inc., REIT               8,218          770,848
American Campus Communities, Inc., REIT                   7,997          204,003
American Financial Realty Trust, REIT (a)                39,044          435,731
American Home Mortgage Investment Corp.,
   REIT (a)                                              13,853          483,054

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Anthracite Capital, Inc., REIT                           18,246   $      234,644
Anworth Mortgage Asset Corp., REIT                       15,345          128,131
Ashford Hospitality Trust, Inc., REIT                    19,146          228,412
Avatar Holdings, Inc. * (a)                               2,029          119,833
BioMed Realty Trust, Inc., REIT                          20,467          620,969
California Coastal Communities, Inc., REIT *
   (a)                                                    3,665           75,352
Capital Lease Funding, Inc., REIT                        12,194          135,231
Capital Trust, Inc., REIT                                 3,324          135,387
Cedar Shopping Centers, Inc., REIT (a)                   11,733          189,723
CentraCore Properties Trust, REIT                         4,347          138,017
Corporate Office Properties Trust, REIT (a)              10,413          466,086
Cousins Properties, Inc., REIT (a)                       12,092          413,667
Crescent Real Estate Equities Company, REIT
   (a)                                                   24,595          536,417
Deerfield Triarc Capital Corp., REIT                     16,249          213,024
DiamondRock Hospitality Company, REIT                    20,486          340,272
Digital Realty Trust, Inc., REIT (a)                      6,005          188,077
EastGroup Properties, Inc., REIT                          7,705          384,171
Education Realty Trust, Inc., REIT (a)                    8,649          127,659
Entertainment Properties Trust, REIT                      8,440          416,261
Equity Inns, Inc., REIT                                  17,528          279,046
Equity Lifestyle Properties, Inc., REIT                   6,475          295,972
Equity One, Inc., REIT (a)                               11,961          286,705
Extra Space Storage, Inc., REIT (a)                      18,200          315,042
FelCor Lodging Trust, Inc., REIT (a)                     18,369          368,298
Fieldstone Investment Corp., REIT                        16,687          145,678
First Industrial Realty Trust, Inc., REIT
   (a)                                                   13,993          615,692
First Potomac Realty Trust, REIT (a)                      7,673          231,878
Franklin Street Properties Corp., REIT (a)               18,673          370,846
Getty Realty Corp., REIT                                  5,973          174,889
Glenborough Realty Trust, Inc., REIT                     10,131          260,671
Glimcher Realty Trust, REIT (a)                          12,295          304,670
GMH Communities Trust, REIT (a)                          13,499          170,357
Gramercy Captial Corp., REIT (a)                          6,191          156,075
Healthcare Realty Trust, Inc., REIT                      15,015          576,726
Heritage Property Investment Trust, REIT                  8,388          305,826
Hersha Hospitality Trust, REIT                           13,234          127,046
Highland Hospitality Corp., REIT                         19,260          275,996
Highwoods Properties, Inc., REIT                         16,784          624,533
Home Properties, Inc., REIT                              10,729          613,270
HomeBanc Corp., Georgia, REIT (a)                        18,546          114,058
Impac Mortgage Holdings, Inc., REIT (a)                  24,497          229,537
Inland Real Estate Corp., REIT (a)                       22,037          386,088
Innkeepers USA Trust, REIT (a)                           13,359          217,618
Jer Investors Trust, Inc., REIT                           8,690          149,120
Kite Realty Group Trust, REIT                            10,072          171,627
KKR Financial Corp., REIT                                25,178          617,868
LaSalle Hotel Properties, REIT                           12,551          543,960
Lexington Corporate Property Trust, REIT                 17,012          360,314
LTC Properties, Inc., REIT                                8,082          195,989
Luminent Mortgage Capital, Inc., REIT (a)                12,826          131,980
Maguire Properties, Inc., REIT                           11,977          487,943
Medical Properties Trust, Inc., REIT                     12,916          172,945

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
MFA Mortgage Investments, Inc., REIT                     24,887   $      185,408
Mid-America Apartment Communities, Inc.,
   REIT                                                   7,306          447,273
MortgageIT Holdings, Inc., REIT                           9,350          131,648
National Health Investments, Inc., REIT (a)               7,868          222,900
National Retail Properties, Inc., REIT (a)               18,522          400,075
Nationwide Health Properties, Inc., REIT                 25,096          671,067
Newcastle Investment Corp., REIT                         14,208          389,441
Newkirk Realty Trust, Inc., REIT (a)                      7,828          129,005
NorthStar Realty Finance Corp., REIT                     14,036          178,257
Novastar Financial, Inc., REIT (a)                        9,995          291,754
Omega Healthcare Investors, REIT (a)                     18,842          282,818
Parkway Properties, Inc., REIT                            4,597          213,715
Pennsylvania Real Estate
   Investment Trust, REIT                                11,573          492,663
Post Properties, Inc., REIT                              13,271          630,638
PS Business Parks, Inc., REIT                             5,040          303,912
RAIT Investment Trust, REIT (a)                           8,789          253,563
Ramco-Gershenson Properties Trust, REIT (a)               5,901          188,537
Realty Income Corp., REIT (a)                            27,705          684,591
Redwood Trust, Inc., REIT                                 6,226          313,604
Republic Property Trust, REIT (a)                         9,702          106,916
Saul Centers, Inc., REIT                                  3,682          165,690
Saxon Capital, Inc., REIT (a)                            15,764          221,327
Senior Housing Properties Trust, REIT (a)                20,073          428,358
Sovran Self Storage, Inc., REIT                           5,482          304,525
Spirit Finance Corp., REIT (a)                           31,363          364,124
Strategic Hotel Cap, Inc., REIT (a)                      23,102          459,268
Sun Communities, Inc., REIT                               6,531          208,731
Sunstone Hotel Investors, Inc., REIT                     18,241          542,123
Tanger Factory Outlet Centers, Inc., REIT
   (a)                                                    9,950          354,419
The Mills Corp., REIT (a)                                17,906          299,209
Trammell Crow Company, REIT * (a)                        11,496          419,719
Trustreet Properties, Inc., REIT (a)                     21,937          274,432
Universal Health Realty Income Trust, REIT                4,626          165,842
Urstadt Biddle Properties, Inc., REIT (a)                 8,388          152,410
U-Store-It Trust, REIT (a)                               14,323          307,372
Washington Real Estate Investment Trust,
   REIT (a)                                              14,165          563,767
Windrose Medical Properties Trust, REIT (a)               8,533          150,863
Winston Hotels, Inc., REIT (a)                           10,274          126,576
                                                                  --------------
                                                                      30,030,244
RETAIL - 0.05%
Books-A-Million, Inc. (a)                                 5,263           93,945
Core-Mark Holding Company, Inc. * (a)                     3,706          116,146
                                                                  --------------
                                                                         210,091
RETAIL GROCERY - 0.40%
Ingles Markets, Inc.                                      4,374          115,386
Nash-Finch Company (a)                                    4,404          103,626
Pathmark Stores, Inc. * (a)                              17,784          176,951
Ruddick Corp.                                            12,868          334,954
Smart & Final, Inc. *                                     4,731           80,758

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY (CONTINUED)
The Great Atlantic & Pacific Tea Company,
   Inc. * (a)                                             6,309   $      151,921
United Natural Foods, Inc. * (a)                         13,554          420,038
Weis Markets, Inc. (a)                                    3,337          132,813
Wild Oats Markets, Inc. * (a)                             9,750          157,658
                                                                  --------------
                                                                       1,674,105
RETAIL TRADE - 4.19%
99 Cents Only Stores * (a)                               14,706          173,972
A.C. Moore Arts & Crafts, Inc. * (a)                      5,817          110,697
Aaron Rents, Inc., Class B (a)                           14,013          322,019
Aeropostale, Inc. *                                      17,289          505,357
Big 5 Sporting Goods Corp. (a)                            7,811          178,091
Big Lots, Inc. * (a)                                     35,664          706,504
Bon-Ton Stores, Inc.                                      2,320           68,997
Borders Group, Inc.                                      20,553          419,281
Build A Bear Workshop, Inc. * (a)                         4,715          107,361
Building Materials Holding Corp. (a)                      9,330          242,767
Cabela's, Inc. * (a)                                     10,456          227,209
Cache, Inc. *                                             4,674           83,618
Casey's General Stores, Inc.                             16,178          360,284
Cash America International, Inc. (a)                      9,408          367,665
Casual Male Retail Group, Inc. * (a)                     10,156          139,442
Cato Corp., Class A                                       9,619          210,752
Charlotte Russe Holding, Inc. *                           5,477          150,837
Charming Shoppes, Inc. * (a)                             38,867          555,021
Childrens Place Retail Stores, Inc. *                     7,158          458,327
Christopher & Banks Corp.                                11,643          343,236
Citi Trends, Inc. * (a)                                   2,005           69,193
Conn's, Inc. * (a)                                        2,487           51,904
Cost Plus, Inc. * (a)                                     7,087           84,831
DSW, Inc., Class A * (a)                                  5,113          161,059
Finish Line, Inc. (a)                                    14,347          181,059
First Cash Financial Services, Inc. * (a)                 8,792          181,027
Fossil, Inc. * (a)                                       13,330          287,128
Fred's, Inc., Class A (a)                                13,453          169,777
FTD Group, Inc. *                                         4,471           69,077
Gaiam, Inc., Class A * (a)                                5,470           70,618
Genesco, Inc. * (a)                                       7,501          258,559
Guitar Center, Inc. * (a)                                 9,335          417,088
Haverty Furniture Companies, Inc. (a)                     7,835          124,968
Hibbett Sporting Goods, Inc. * (a)                       10,331          270,466
Hot Topic, Inc. * (a)                                    13,911          154,968
J. Crew Group, Inc. *                                     7,001          210,520
Jo Ann Stores, Inc. * (a)                                 8,298          138,743
Kenneth Cole Productions, Inc., Class A                   3,457           84,247
Longs Drug Stores Corp. (a)                              10,067          463,183
Marinemax, Inc. * (a)                                     5,646          143,691
NBTY, Inc. *                                             17,429          510,147
New York & Company, Inc. * (a)                            6,674           87,296
Pacific Sunwear of California, Inc. * (a)                23,190          349,705
Pantry, Inc. * (a)                                        7,250          408,682
Payless ShoeSource, Inc. *                               21,060          524,394

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
PETCO Animal Supplies, Inc. *                            18,404   $      527,091
Pier 1 Imports, Inc. (a)                                 28,211          209,326
Regis Corp. (a)                                          14,558          521,904
Rent-A-Center, Inc. * (a)                                22,029          645,229
Restoration Hardware, Inc. * (a)                         10,055           87,177
Retail Ventures, Inc. * (a)                               6,356           97,946
School Specialty, Inc. * (a)                              7,353          259,487
Shoe Carnival, Inc. *                                     2,985           75,282
Sonic Automotive, Inc. (a)                                9,824          226,836
Spectrum Brands, Inc. * (a)                              12,707          107,247
Stein Mart, Inc.                                          8,644          131,475
Steven Madden, Ltd. *                                     6,790          266,440
Systemax, Inc. *                                          3,372           54,019
Talbots, Inc. (a)                                         6,925          188,706
The Buckle, Inc.                                          3,173          120,384
The Dress Barn, Inc. * (a)                               14,692          320,579
The Men's Wearhouse, Inc. (a)                            15,065          560,569
The Wet Seal, Inc., Class A *                            21,618          132,734
The Yankee Candle, Inc. (a)                              13,044          381,798
Tuesday Morning Corp. (a)                                10,230          141,992
Tween Brands, Inc. * (a)                                 10,673          401,305
ValueVision Media, Inc., Class A *                       10,126          117,360
Zale Corp. *                                             15,214          422,036
Zumiez, Inc. * (a)                                        4,509          121,743
                                                                  --------------
                                                                      17,322,432
SANITARY SERVICES - 0.25%
Casella Waste Systems, Inc., Class A *                    7,483           77,374
Darling International, Inc. *                            28,215          118,221
Insituform Technologies, Inc., Class A * (a)              8,890          215,849
Synagro Technologies, Inc. (a)                           22,972           96,942
Waste Connections, Inc. *                                13,587          515,083
                                                                  --------------
                                                                       1,023,469
SEMICONDUCTORS - 2.87%
Actel Corp. * (a)                                         8,571          133,279
Advanced Analogic Technologies, Inc. * (a)               13,797           75,746
Advanced Energy Industries, Inc. *                       11,558          196,948
American Superconductor Corp. * (a)                      10,721           99,276
Amis Holdings, Inc. * (a)                                14,742          139,902
Amkor Technology, Inc. * (a)                             33,404          172,365
Applied Micro Circuits Corp. * (a)                       93,415          269,969
Asyst Technologies, Inc. * (a)                           15,125          102,245
ATMI, Inc. * (a)                                         12,114          352,154
Axcelis Technologies, Inc. * (a)                         32,751          231,222
Brooks Automation, Inc. *                                22,795          297,475
Cirrus Logic, Inc. * (a)                                 28,438          207,313
Conexant Systems, Inc. * (a)                            152,254          304,508
Credence Systems Corp. * (a)                             34,911           99,496
Cymer, Inc. * (a)                                        12,311          540,576
Diodes, Inc. *                                            6,035          260,531
DSP Group, Inc. * (a)                                     9,416          215,156
Emcore Corp. * (a)                                       14,602           86,444

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Emulex Corp. *                                           26,646   $      484,158
Entegris, Inc. *                                         44,028          480,345
Exar Corp. *                                             10,050          133,564
FormFactor, Inc. *                                       14,509          611,264
Genesis Microchip, Inc. * (a)                            10,873          127,975
Hittite Microwave Corp. *                                 4,262          189,659
Ikanos Communications, Inc. *                             7,494           88,204
International Displayworks, Inc. * (a)                   14,984           95,448
IXYS Corp. *                                             10,511           88,187
Kopin Corp. * (a)                                        21,935           73,482
Kulicke & Soffa Industries, Inc. * (a)                   17,623          155,787
Lattice Semiconductor Corp. *                            36,789          250,901
LTX Corp. *                                              21,383          107,129
Mattson Technology, Inc. *                               17,725          147,117
Micrel, Inc. * (a)                                       23,581          226,142
Microsemi Corp. *                                        22,490          423,937
Microtune, Inc. * (a)                                    19,197           93,297
MIPS Technologies, Inc., Class A * (a)                   14,032           94,716
MKS Instruments, Inc. *                                  11,634          236,287
Netlogic Microsystems, Inc. * (a)                         4,873          123,628
OmniVision Technologies, Inc. * (a)                      16,159          230,589
ON Semiconductor Corp. * (a)                             46,390          272,773
Pericom Semiconductor Corp. *                             9,914           96,662
Photronics, Inc. * (a)                                   13,709          193,708
PLX Technology, Inc. * (a)                                8,029           83,261
Rudolph Technologies, Inc. *                              7,639          140,023
Semitool, Inc. * (a)                                      7,488           77,426
Semtech Corp. * (a)                                      23,355          298,010
Silicon Image, Inc. * (a)                                25,979          330,453
Skyworks Solutions, Inc. * (a)                           51,056          264,981
Tessera Technologies, Inc. * (a)                         14,738          512,588
TranSwitch Corp. * (a)                                   40,726           57,424
Triquint Semiconductor, Inc. * (a)                       42,644          221,749
Ultratech, Inc. *                                         7,445           99,167
Varian Semiconductor Equipment Associates,
   Inc. * (a)                                            18,136          665,591
Veeco Instruments, Inc. * (a)                             9,851          198,498
Volterra Semiconductor Corp. * (a)                        6,045           98,231
                                                                  --------------
                                                                      11,856,966

SHIPBUILDING - 0.04%
Maritrans, Inc.                                           4,461          163,273

SOFTWARE - 3.14%
Actuate Corp. * (a)                                      21,349           94,363
Advent Software, Inc. *                                   6,650          240,797
Allscripts Healthcare Solution, Inc. * (a)               14,794          332,125
Altiris, Inc. *                                           7,302          153,999
American Reprographics Company * (a)                      8,395          269,144
ANSYS, Inc. *                                            10,482          463,095
Aspen Technology, Inc. * (a)                             17,169          187,485
Avid Technology, Inc. * (a)                              13,350          486,207
Blackbaud, Inc. (a)                                      13,393          294,512

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Blackboard, Inc. * (a)                                    9,023   $      239,110
Borland Software Corp. * (a)                             26,612          152,487
Bottomline Technologies, Inc. *                           7,303           71,277
CIBER, Inc. * (a)                                        17,327          114,878
Concur Technologies, Inc. * (a)                          10,790          156,994
Convera Corp. * (a)                                       8,967           47,435
Covansys Corp. *                                          9,767          167,406
Dendrite International, Inc. *                           12,927          126,426
Eclipsys Corp. * (a)                                     14,512          259,910
Emageon, Inc. * (a)                                       7,517          117,190
Epicor Software Corp. * (a)                              17,982          235,744
EPIQ Systems, Inc. * (a)                                  5,334           78,463
Equinix, Inc. * (a)                                       9,052          544,025
Hyperion Solutions Corp. *                               18,753          646,603
i2 Technologies, Inc. * (a)                               4,670           87,469
InfoUSA, Inc. *                                          10,614           88,096
Intermediate Telephone, Inc.                              7,146          154,354
iPass, Inc. * (a)                                        20,171           94,400
JDA Software Group, Inc. *                                9,993          154,092
Keane, Inc. *                                            14,070          202,749
Lawson Software, Inc. * (a)                              37,986          275,399
Macrovision Corp. *                                      16,480          390,411
Magma Design Automation, Inc. * (a)                      11,678          106,270
Manhattan Associates, Inc. *                              8,579          207,097
Mantech International Corp. *                             5,506          181,753
MapInfo Corp. * (a)                                       8,196          105,155
McDATA Corp., Class A *                                  49,515          249,060
MicroStrategy, Inc., Class A * (a)                        3,068          312,414
Midway Games, Inc. * (a)                                 10,997           96,554
Monolithic Power Systems, Inc. *                          7,131           67,459
MRO Software, Inc. *                                      6,325          162,363
Neoware Systems, Inc. * (a)                               6,191           84,136
Nuance Communications, Inc. * (a)                        39,897          325,958
Omnicell, Inc. * (a)                                      8,711          155,840
Open Solutions, Inc. * (a)                                6,751          194,496
Opnet Technologies, Inc. *                                4,616           60,516
Opsware, Inc. * (a)                                      26,497          238,738
Packeteer, Inc. *                                        10,767           92,704
PDF Solutions, Inc. * (a)                                 6,873           75,328
Progress Software Corp. * (a)                            13,305          345,930
Quality Systems, Inc. * (a)                               5,343          207,255
Secure Computing Corp. * (a)                             13,881           87,867
Smith Micro Software, Inc. * (a)                          6,319           90,867
SPSS, Inc. *                                              6,478          161,497
Take-Two Interactive Software, Inc. * (a)                22,751          324,429
Taleo Corp. * (a)                                         4,978           50,377
THQ, Inc. *                                              20,186          588,826
Tradestation Group, Inc. * (a)                            8,081          121,781
Transaction Systems Architects, Inc.,
   Class A *                                             11,925          409,266
TriZetto Group, Inc. * (a)                               14,054          212,778
Ultimate Software Group, Inc. * (a)                       8,063          189,722

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
VA Software Corp. * (a)                                  22,893   $       92,030
Verint Systems, Inc. *                                    4,141          124,437
Websense, Inc. *                                         15,306          330,763
                                                                  --------------
                                                                      12,980,311
STEEL - 0.81%
AK Steel Holding Corp. *                                 34,859          423,188
Chaparral Steel Company *                                14,559          495,880
NS Group, Inc. *                                          7,146          461,274
Olympic Steel, Inc. (a)                                   3,185           79,179
Oregon Steel Mills, Inc. * (a)                           11,293          551,889
Ryerson, Inc. (a)                                         8,501          186,087
Schnitzer Steel Industries, Inc.                          7,274          229,422
Steel Technologies, Inc.                                  3,856           75,693
Texas Industries, Inc. (a)                                7,340          382,121
Wheeling-Pittsburgh Corp. *                               3,403           58,225
Worthington Industries, Inc. (a)                         22,915          390,930
                                                                  --------------
                                                                       3,333,888
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.73%
ADTRAN, Inc. (a)                                         20,660          492,534
Aeroflex, Inc. *                                         24,034          247,070
Alaska Communications Systems Group, Inc.                14,591          193,623
Andrew Corp. *                                           50,374          464,952
Arris Group, Inc. *                                      33,894          388,425
At Road, Inc. * (a)                                      21,727          126,886
Atheros Communications, Inc. * (a)                       15,720          285,004
Broadwing Corp. * (a)                                    23,200          292,784
Carrier Access Corp. *                                    6,922           49,146
Commonwealth Telephone Enterprises, Inc.                  7,380          304,277
Commscope, Inc. * (a)                                    18,303          601,437
Comtech Telecommunications Corp. * (a)                    7,317          244,973
Consolidated Communications Holdings, Inc.
   (a)                                                    6,992          130,820
CT Communications, Inc.                                   6,539          142,027
Ditech Networks, Inc. * (a)                              10,459           80,639
Essex Corp. * (a)                                         6,820          118,668
Fairpoint Communications, Inc.                            9,111          158,531
FiberTower Corp. * (a)                                   37,622          355,528
Finisar Corp. * (a)                                      69,120          250,906
General Communication, Inc. *                            17,998          222,995
Golden Telecom, Inc.                                      7,166          216,771
Harmonic, Inc. *                                         23,204          170,549
InterDigital Communication Corp. * (a)                   16,265          554,636
Iowa Telecommunications Services, Inc. (a)               11,140          220,461
J2 Global Communications, Inc. * (a)                     15,724          427,221
Loral Space & Communications, Inc. *                      4,110          108,175
Mastec, Inc. * (a)                                       13,450          148,891
MRV Communications, Inc. * (a)                           43,358          119,668
Newport Corp. * (a)                                      13,209          215,307
NTELOS Holdings Corp. * (a)                               5,501           70,248
Oplink Communications, Inc. * (a)                         5,212          104,136
Plantronics, Inc. (a)                                    14,934          261,793

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Polycom, Inc. * (a)                                      27,526   $      675,213
Powerwave Technologies, Inc. * (a)                       35,631          270,796
Premiere Global Services, Inc. * (a)                     23,704          205,751
RCN Corp. *                                               9,454          267,548
SAVVIS, Inc. * (a)                                       10,432          297,312
Shenandoah Telecommunications Company                     2,977          129,410
Sirenza Microdevices, Inc. * (a)                          7,739           61,138
Sonus Networks, Inc. * (a)                               79,755          419,511
Stratex Networks, Inc. * (a)                             29,752          132,099
SureWest Communications (a)                               5,110           99,492
Symmetricom, Inc. * (a)                                  16,209          130,807
Tekelec, Inc. * (a)                                      18,590          240,926
UTStarcom, Inc. * (a)                                    38,307          339,783
Viasat, Inc. *                                            7,276          182,482
Vonage Holdings Corp. *                                  10,829           74,504
                                                                  --------------
                                                                      11,295,853
TELEPHONE - 0.24%
Cbeyond Communications, Inc. *                            5,256          144,277
Cincinnati Bell, Inc. *                                  78,918          380,385
IDT Corp. * (a)                                          16,994          245,054
North Pittsburgh Systems, Inc. (a)                        5,332          134,206
TALK America Holdings, Inc. * (a)                        10,762          102,239
                                                                  --------------
                                                                       1,006,161
TIRES & RUBBER - 0.12%
Bandag, Inc. (a)                                          3,810          156,362
Cooper Tire & Rubber Company (a)                         20,231          203,524
Myers Indiana, Inc. (a)                                   8,509          144,653
                                                                  --------------
                                                                         504,539
TOBACCO - 0.17%
Alliance One International, Inc. * (a)                   32,565          133,516
Schweitzer Mauduit International, Inc.                    5,267           99,968
Universal Corp. (a)                                       7,746          282,961
Vector Group, Ltd. (a)                                   12,122          196,623
                                                                  --------------
                                                                         713,068
TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Jakks Pacific, Inc. *                                     9,270          165,284
Marvel Entertainment, Inc. * (a)                         14,376          347,037
Russ Berrie & Company, Inc. *                             4,620           70,409
                                                                  --------------
                                                                         582,730
TRANSPORTATION - 0.52%
American Commercial Lines, Inc. *                         9,770          580,826
Atlas Air Worldwide Holdings, Inc. * (a)                  6,144          267,387
Bristow Group, Inc. *                                     7,639          262,782
Dynamex, Inc. * (a)                                       4,526           93,914
Horizon Lines, Inc.                                       5,228           87,308
Marten Transport, Ltd. *                                  5,111           87,347
Pacer International, Inc.                                12,286          341,059
PHI, Inc. * (a)                                           4,728          144,062

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION (CONTINUED)
Saia, Inc. *                                              4,920   $      160,392
U. S. Xpress Enterprises, Inc., Class A *                 3,245           75,122
USA Truck, Inc. * (a)                                     3,219           61,322
                                                                  --------------
                                                                       2,161,521
TRAVEL SERVICES - 0.04%
Ambassadors Group, Inc.                                   6,545          185,093

TRUCKING & FREIGHT - 0.85%
Arkansas Best Corp.                                       8,157          350,996
Celadon Group, Inc. * (a)                                 7,447          123,918
EGL, Inc. *                                              10,072          367,024
Forward Air Corp.                                        10,356          342,680
Heartland Express, Inc.                                  19,701          308,912
Hub Group, Inc., Class A *                               13,037          296,983
ID Systems, Inc. * (a)                                    3,908           92,346
Knight Transportation, Inc. (a)                          17,653          299,218
Navistar International Corp. *                           19,862          512,837
Old Dominion Freight Lines, Inc. * (a)                    8,832          265,225
Trico Marine Services, Inc. * (a)                         4,038          136,282
Wabash National Corp. (a)                                 9,823          134,477
Werner Enterprises, Inc. (a)                             15,982          299,023
                                                                  --------------
                                                                       3,529,921
UTILITY SERVICE - 0.04%
SJW Corp.                                                 5,270          157,626
                                                                  --------------
TOTAL COMMON STOCKS (Cost $358,053,144)                           $  403,952,531
                                                                  --------------
CORPORATE BONDS - 0.01%
METAL & METAL PRODUCTS - 0.01%
Mueller Industries, Inc.
   6.00% due 11/01/2014 (a)                      $       56,000           51,520
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $55,046)                              $       51,520
                                                                  --------------
SHORT TERM INVESTMENTS - 28.03%
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 10/10/2006                    $    4,000,000   $    3,994,855
Federal National Mortgage Association
   Discount Notes
   zero coupon due 11/22/2006                        12,000,000       11,910,646
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                               9,170,000        9,168,635
State Street Navigator Securities Lending
   Prime Portfolio (c)                               89,119,196       89,119,196
U.S. Treasury Bills
   zero coupon due 10/19/2006 ****                    1,800,000        1,795,527
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $115,988,859)                                            $  115,988,859
                                                                  --------------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
   (COST $474,097,049) - 125.68%                                  $  519,992,910
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (25.68)%                                                (106,265,580)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  413,727,330
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.81%

ALUMINUM - 1.06%
Century Aluminum Company * (a)                          137,742   $    4,635,018

APPAREL & TEXTILES - 0.91%
Wolverine World Wide, Inc. (a)                          140,386        3,974,328

AUTO PARTS - 3.03%
BorgWarner, Inc. (a)                                    133,490        7,631,623
Commercial Vehicle Group, Inc. * (a)                    199,563        3,843,584
Noble International, Ltd. (a)                           136,698        1,710,092
                                                                  --------------
                                                                      13,185,299
AUTO SERVICES - 0.67%
Lithia Motors, Inc., Class A (a)                         38,874          960,965
Spartan Motors, Inc. *                                  104,629        1,970,164
                                                                  --------------
                                                                       2,931,129
AUTOMOBILES - 1.53%
Rush Enterprises, Inc., Class A * (a)                    31,672          528,289
United Auto Group, Inc. (a)                             263,186        6,158,552
                                                                  --------------
                                                                       6,686,841
BANKING - 5.28%
Bank of the Ozarks, Inc. (a)                             74,080        2,509,090
Capitol Bancorp, Ltd. (a)                                55,100        2,451,950
First Midwest BanCorp, Inc., Illinois (a)                59,100        2,239,299
IBERIABANK Corp. (a)                                     55,700        3,397,700
Mercantile Bank Corp.                                    52,800        2,088,240
Sterling Financial Corp., Spokane (a)                    79,600        2,581,428
SVB Financial Group * (a)                                52,900        2,361,456
UCBH Holdings, Inc. (a)                                 160,800        2,807,568
Wintrust Financial Corp. (a)                             51,700        2,592,755
                                                                  --------------
                                                                      23,029,486
BIOTECHNOLOGY - 0.55%
Techne Corp. * (a)                                       47,400        2,410,764
BUILDING MATERIALS & CONSTRUCTION - 1.49%
Builders FirstSource, Inc. * (a)                        341,226        5,196,872
Eagle Materials, Inc. (a)                                38,760        1,305,437
                                                                  --------------
                                                                       6,502,309
BUSINESS SERVICES - 0.89%
SRA International, Inc., Class A * (a)                  129,300        3,886,758

COMPUTERS & BUSINESS EQUIPMENT - 4.07%
CACI International, Inc., Class A * (a)                  83,433        4,589,649
Digi International, Inc. * (a)                          386,584        5,218,884
Komag, Inc. * (a)                                       103,900        3,320,644
Sonic Solutions * (a)                                   302,995        4,617,644
                                                                  --------------
                                                                      17,746,821
CONSTRUCTION & MINING EQUIPMENT - 1.29%
Pason Systems, Inc.                                     396,728        5,613,673

CONSTRUCTION MATERIALS - 0.48%
Universal Forest Products, Inc. (a)                      42,762        2,097,476

CRUDE PETROLEUM & NATURAL GAS - 1.26%
Cimarex Energy Company (a)                               68,875        2,423,711
Helmerich & Payne, Inc. (a)                              35,200          810,656
Hydril * (a)                                              8,800          493,328

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Unit Corp. *                                             38,344   $    1,762,674
                                                                  --------------
                                                                       5,490,369
DOMESTIC OIL - 1.47%
Brigham Exploration Company * (a)                       241,868        1,637,446
Oil States International, Inc. * (a)                    173,424        4,769,160
                                                                  --------------
                                                                       6,406,606
DRUGS & HEALTH CARE - 1.44%
Qiagen NV * (a)                                         232,300        3,679,632
West Pharmaceutical Services, Inc. (a)                   65,700        2,580,039
                                                                  --------------
                                                                       6,259,671
ELECTRICAL EQUIPMENT - 2.88%
AMETEK, Inc. (a)                                        177,755        7,741,230
FLIR Systems, Inc. * (a)                                177,800        4,829,048
                                                                  --------------
                                                                      12,570,278
ELECTRICAL UTILITIES - 0.45%
Allete, Inc. (a)                                         44,925        1,951,991

ELECTRONICS - 0.53%
TTM Technologies, Inc. * (a)                            197,568        2,311,546

ENERGY - 2.70%
Headwaters, Inc. * (a)                                   93,332        2,179,302
New Jersey Resources Corp. (a)                           52,855        2,605,752
Southwestern Energy Company * (a)                       233,904        6,986,712
                                                                  --------------
                                                                      11,771,766
FINANCIAL SERVICES - 3.53%
Affiliated Managers Group, Inc. * (a)                    85,780        8,587,436
Commercial Capital Bancorp, Inc. (a)                    271,220        4,323,247
Harbor Florida Bancshares, Inc. (a)                      56,300        2,494,653
                                                                  --------------
                                                                      15,405,336
FOOD & BEVERAGES - 0.13%
Flowers Foods, Inc.                                      21,500          577,920

GAS & PIPELINE UTILITIES - 0.33%
Atlas Pipeline Partners, LP (a)                          32,800        1,422,536

HEALTHCARE PRODUCTS - 2.75%
American Medical Systems Holdings, Inc. *
   (a)                                                  153,100        2,821,633
Orthofix International NV *                              46,006        2,091,893
Polymedica Corp. (a)                                    104,284        4,464,398
Respironics, Inc. * (a)                                  66,974        2,585,866
                                                                  --------------
                                                                      11,963,790
HOMEBUILDERS - 2.91%
Beazer Homes USA, Inc. (a)                               41,600        1,624,064
Meritage Homes Corp. * (a)                              120,300        5,005,683
Ryland Group, Inc. (a)                                  140,188        6,057,523
                                                                  --------------
                                                                      12,687,270
HOUSEHOLD APPLIANCES - 1.24%
Drew Industries, Inc. * (a)                             214,006        5,405,792

HOUSEHOLD PRODUCTS - 1.18%
Tempur-Pedic International, Inc. * (a)                  299,252        5,138,157

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 4.43%
Actuant Corp., Class A (a)                               94,968   $    4,757,897
Ceradyne, Inc. * (a)                                    167,163        6,868,727
FMC Technologies, Inc. *                                 38,967        2,092,528
Rush Enterprises, Inc., Class B *                       180,476        2,813,621
The Middleby Corp. * (a)                                 36,214        2,790,651
                                                                  --------------
                                                                      19,323,424
INSURANCE - 3.62%
American Equity Investment Life Holding
   Company (a)                                          116,000        1,423,320
Aspen Insurance Holdings, Ltd. (a)                      161,390        4,168,704
Assured Guaranty, Ltd. (a)                               98,547        2,555,324
Hub International, Ltd.                                  98,177        2,839,279
Max Re Capital, Ltd.                                     82,600        1,896,496
Triad Guaranty, Inc. * (a)                               56,757        2,904,255
                                                                  --------------
                                                                      15,787,378
INTERNET SERVICE PROVIDER - 1.54%
NETGEAR, Inc. * (a)                                     260,152        5,356,530
Tom Online, Inc., ADR * (a)                             114,100        1,371,482
                                                                  --------------
                                                                       6,728,012
LEISURE TIME - 1.45%
Penn National Gaming, Inc. * (a)                        173,351        6,330,779

MANUFACTURING - 2.13%
Carlisle Companies, Inc. (a)                             68,920        5,796,172
Raven Industries, Inc. (a)                              116,528        3,497,005
                                                                  --------------
                                                                       9,293,177
MEDICAL-HOSPITALS - 0.59%
VCA Antech, Inc. *                                       71,832        2,590,262

METAL & METAL PRODUCTS - 1.29%
Quanex Corp. (a)                                         72,400        2,197,340
Reliance Steel & Aluminum Company                       106,516        3,423,424
                                                                  --------------
                                                                       5,620,764
MINING - 1.53%
AMCOL International Corp. (a)                           267,265        6,657,571

MOBILE HOMES - 1.77%
Thor Industries, Inc. (a)                               142,597        5,870,719
Winnebago Industries, Inc. (a)                           58,377        1,831,870
                                                                  --------------
                                                                       7,702,589
PETROLEUM SERVICES - 2.14%
Core Laboratories N.V. *                                 56,634        3,613,249
TETRA Technologies, Inc. * (a)                          236,938        5,724,422
                                                                  --------------
                                                                       9,337,671
REAL ESTATE - 19.76%
Aames Investment Corp., REIT                            709,753        2,498,331
American Home Mortgage Investment Corp.,
   REIT (a)                                             282,707        9,857,993
Anthracite Capital, Inc., REIT (a)                      170,444        2,191,910
Ashford Hospitality Trust, Inc., REIT (a)               476,286        5,682,092
BioMed Realty Trust, Inc., REIT (a)                      76,400        2,317,976
Corporate Office Properties Trust, REIT (a)             107,503        4,811,834

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Equity One, Inc., REIT (a)                              175,882   $    4,215,892
FBR Capital Markets Corp., REIT *                       162,200        2,433,000
First Potomac Realty Trust, REIT (a)                    101,500        3,067,330
Gramercy Captial Corp., REIT (a)                        109,996        2,772,999
HomeBanc Corp., Georgia, REIT (a)                       320,300        1,969,845
Jer Investors Trust, Inc., REIT (a)                     269,477        4,624,225
KKR Financial Corp., REIT (a)                           344,988        8,466,005
LaSalle Hotel Properties, REIT (a)                      144,020        6,241,827
Luminent Mortgage Capital, Inc., REIT (a)               214,289        2,205,034
New Century Financial Corp., REIT (a)                   103,598        4,072,437
Newcastle Investment Corp., REIT (a)                    290,160        7,953,286
RAIT Investment Trust, REIT (a)                         197,982        5,711,781
Redwood Trust, Inc., REIT (a)                           100,204        5,047,275
                                                                  --------------
                                                                      86,141,072
RETAIL GROCERY - 1.21%
Ruddick Corp. (a)                                        89,329        2,325,234
United Natural Foods, Inc. * (a)                         95,355        2,955,051
                                                                  --------------
                                                                       5,280,285
RETAIL TRADE - 2.56%
Cabela's, Inc. * (a)                                    162,160        3,523,737
Cash America International, Inc.                         13,500          527,580
First Cash Financial Services, Inc. * (a)               219,328        4,515,963
Tractor Supply Company * (a)                             53,900        2,601,214
                                                                  --------------
                                                                      11,168,494
SEMICONDUCTORS - 1.68%
Diodes, Inc. * (a)                                      169,603        7,321,761

SOFTWARE - 0.54%
Websense, Inc. * (a)                                    108,016        2,334,226

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.56%
DataPath, Inc. *                                        188,600        2,074,600
J2 Global Communications, Inc. * (a)                    173,200        4,705,844
                                                                  --------------
                                                                       6,780,444
TRUCKING & FREIGHT - 3.96%
Landstar Systems, Inc. (a)                              110,832        4,732,527
Old Dominion Freight Lines, Inc. * (a)                  192,475        5,780,024
Oshkosh Truck Corp.                                     133,266        6,725,935
                                                                  --------------
                                                                      17,238,486
                                                                  --------------
TOTAL COMMON STOCKS (Cost $371,282,048)                           $  417,699,325
                                                                  --------------
SHORT TERM INVESTMENTS - 25.62%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  111,693,361   $  111,693,361
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $111,693,361)                                            $  111,693,361
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 3.98%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $17,351,710 on 10/02/2006,
   collateralized by $15,380,000 U.S.
   Treasury Bonds, 6.00% due 02/15/2026
   (valued at $17,694,106, including
   interest) (c)                                 $   17,346,000   $   17,346,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,346,000)                                             $   17,346,000
                                                                  --------------
TOTAL INVESTMENTS
   (SMALL CAP OPPORTUNITIES TRUST)
   (COST $500,321,409) - 125.41%                                  $  546,738,686
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (25.41)%                                                (110,787,796)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  435,950,890
                                                                  ==============

SMALL CAP TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.04%

ADVERTISING - 2.42%
inVentiv Health, Inc. *                                 155,670   $    4,986,110
APPAREL & TEXTILES - 3.89%
Hartmarx Corp. * (a)                                    288,000        1,949,760
Warnaco Group, Inc. * (a)                               314,510        6,082,623
                                                                  --------------
                                                                       8,032,383
AUTO PARTS - 2.87%
LKQ Corp. * (a)                                         269,180        5,913,885

BANKING - 9.05%
Boston Private Financial Holdings, Inc. (a)             183,210        5,107,894
First Community Bancorp (a)                              74,640        4,176,108
Placer Sierra Bancshares                                114,680        2,547,043
SVB Financial Group * (a)                                93,100        4,155,984
Tierone Corp.                                            78,660        2,668,934
                                                                  --------------
                                                                      18,655,963
BUSINESS SERVICES - 1.86%
Kendle International, Inc. *                            119,800        3,835,996

CHEMICALS - 5.15%
Arch Chemicals, Inc.                                    131,760        3,748,572
Cytec Industries, Inc.                                  123,630        6,872,592
                                                                  --------------
                                                                      10,621,164
COAL - 0.56%
James River Coal Company * (a)                          109,870        1,159,128

COMPUTERS & BUSINESS EQUIPMENT - 6.06%
Avocent Corp. *                                         229,020        6,898,082
Parametric Technology Corp. * (a)                       217,700        3,801,042
Witness Systems, Inc. *                                 103,200        1,809,096
                                                                  --------------
                                                                      12,508,220
CONSTRUCTION MATERIALS - 2.18%
Clarcor, Inc.                                           147,550        4,498,800

SMALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 3.43%
Intermediate Parfums, Inc. (a)                          169,550   $    3,228,232
Playtex Products, Inc. * (a)                            287,680        3,854,912
                                                                  --------------
                                                                       7,083,144
CRUDE PETROLEUM & NATURAL GAS - 2.92%
Petroquest Energy, Inc. * (a)                           577,450        6,022,804

DOMESTIC OIL - 2.73%
Forest Oil Corp. * (a)                                   75,490        2,384,729
Mariner Energy, Inc. *                                  177,000        3,251,490
                                                                  --------------
                                                                       5,636,219
ELECTRONICS - 7.60%
Daktronics, Inc. (a)                                    321,070        6,642,938
Trimble Navigation, Ltd. *                              191,660        9,023,353
                                                                  --------------
                                                                      15,666,291
HEALTHCARE PRODUCTS - 8.51%
Cantel Medical Corp. * (a)                              264,060        3,667,793
Hologic, Inc. *                                          46,900        2,041,088
Inverness Medical Innovations, Inc. * (a)               121,700        4,230,292
Kensey Nash Corp. * (a)                                 145,170        4,249,126
SurModics, Inc. * (a)                                    95,840        3,365,901
                                                                  --------------
                                                                      17,554,200
HEALTHCARE SERVICES - 1.71%
Air Methods Corp. * (a)                                 149,080        3,518,288

INDUSTRIAL MACHINERY - 2.55%
Presstek, Inc. * (a)                                    273,530        1,474,327
Watts Water Technologies, Inc., Class A (a)             119,050        3,781,028
                                                                  --------------
                                                                       5,255,355
INSURANCE - 5.51%
James River Group, Inc. * (a)                            41,680        1,223,308
National Interstate Corp.                                90,480        2,225,808
Philadelphia Consolidated Holding Corp. *               198,850        7,910,253
                                                                  --------------
                                                                      11,359,369
INTERNET SOFTWARE - 2.18%
Lionbridge Technologies, Inc. * (a)                     589,790        4,500,098

LEISURE TIME - 3.70%
Gaylord Entertainment Company * (a)                     173,850        7,623,323

MEDICAL-HOSPITALS - 0.87%
IRIS International, Inc. *                              156,680        1,801,820

PETROLEUM SERVICES - 1.85%
Hercules Offshore, Inc. * (a)                            83,950        2,606,647
Metretek Technologies, Inc. * (a)                       101,070        1,206,776
                                                                  --------------
                                                                       3,813,423
PUBLISHING - 1.52%
Courier Corp. (a)                                        84,420        3,135,359

RAILROADS & EQUIPMENT - 1.87%
Genesee & Wyoming, Inc., Class A * (a)                  166,500        3,866,130

RETAIL TRADE - 7.06%
Big Lots, Inc. * (a)                                    166,900        3,306,289
Build A Bear Workshop, Inc. * (a)                       152,590        3,474,474

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
New York & Company, Inc. * (a)                          313,800   $    4,104,504
Tractor Supply Company *                                 75,970        3,666,312
                                                                  --------------
                                                                      14,551,579
SANITARY SERVICES - 1.45%
Aqua America, Inc. (a)                                  136,000        2,983,840

SEMICONDUCTORS - 2.26%
Silicon Image, Inc. *                                   367,260        4,671,547

SOFTWARE - 7.28%
Emageon, Inc. * (a)                                     140,230        2,186,186
Secure Computing Corp. * (a)                            546,810        3,461,307
Take-Two Interactive Software, Inc. * (a)               245,380        3,499,119
Transaction Systems Architects, Inc.,
   Class A *                                            170,850        5,863,572
                                                                  --------------
                                                                      15,010,184
                                                                  --------------
TOTAL COMMON STOCKS (Cost $197,291,278)                           $  204,264,622
                                                                  --------------
SHORT TERM INVESTMENTS - 25.31%
State Street Navigator Securities Lending
   Prime Portfolio (c)                           $   52,201,935   $   52,201,935
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $52,201,935)                                             $   52,201,935
                                                                  ==============
REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $ 464,153 on 10/02/2006,
   collateralized by $ 460,000 Federal
   National Mortgage Association, 6.125% due
   08/17/2026 (valued at $ 473,800,
   including interest) (c)                       $      464,000   $      464,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $464,000)                                                $      464,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL CAP TRUST)
   (COST $249,957,213) - 124.58%                                  $  256,930,557
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.58)%                                                 (50,692,149)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  206,238,408
                                                                  ==============

SMALL CAP VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.42%

AIR TRAVEL - 1.24%
Airtran Holdings, Inc. * (a)                            469,000   $    4,652,480

APPAREL & TEXTILES - 3.86%
Stage Stores, Inc. (a)                                  306,300        8,986,842
Unifirst Corp. (a)                                      176,000        5,498,240
                                                                  --------------
                                                                      14,485,082
AUTO PARTS - 0.76%
Modine Manufacturing Company                             91,200        2,218,896

SMALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
O'Reilly Automotive, Inc. * (a)                          18,600   $      617,706
                                                                  --------------
                                                                       2,836,602
BANKING - 5.86%
Amcore Financial, Inc.                                  109,300        3,310,697
First Midwest BanCorp, Inc., Illinois (a)                87,900        3,330,531
International Bancshares Corp. (a)                      155,000        4,600,400
MB Financial, Inc. (a)                                  109,700        4,044,639
Newalliance Bancshares, Inc. (a)                        188,400        2,760,060
Westamerica Bancorp (a)                                  78,900        3,985,239
                                                                  --------------
                                                                      22,031,566
BIOTECHNOLOGY - 0.10%
Charles River Laboratories International,
   Inc. * (a)                                             9,000          390,690

BUILDING MATERIALS & CONSTRUCTION - 2.20%
Trex Company, Inc. * (a)                                192,500        4,650,800
WCI Commmunities, Inc. * (a)                            208,300        3,632,752
                                                                  --------------
                                                                       8,283,552
BUSINESS SERVICES - 3.27%
Bowne & Company, Inc. (a)                               355,000        5,069,400
MAXIMUS, Inc.                                           127,700        3,332,970
Reynolds & Reynolds Company, Class A                     98,400        3,887,784
                                                                  --------------
                                                                      12,290,154
CHEMICALS - 0.06%
Ashland, Inc.                                             3,800          242,364

COMPUTERS & BUSINESS EQUIPMENT - 2.00%
Diebold, Inc. (a)                                         5,100          222,003
Electronics for Imaging, Inc. * (a)                     154,000        3,523,520
Intergraph Corp. * (a)                                   87,600        3,756,288
                                                                  --------------
                                                                       7,501,811
CONSTRUCTION MATERIALS - 1.24%
Simpson Manufacturing, Inc. (a)                         172,300        4,657,269

CONTAINERS & GLASS - 0.06%
Bemis Company, Inc. (a)                                   6,300          207,018

COSMETICS & TOILETRIES - 1.48%
Helen of Troy, Ltd. * (a)                               317,700        5,578,812

CRUDE PETROLEUM & NATURAL GAS - 1.13%
Penn Virginia Corp. (a)                                  60,900        3,861,669
Plains Exploration & Production Company *
   (a)                                                    8,500          364,735
                                                                  --------------
                                                                       4,226,404
DOMESTIC OIL - 4.58%
Encore Aquisition Company * (a)                         370,300        9,013,102
Whiting Petroleum Corp. * (a)                           204,400        8,196,440
                                                                  --------------
                                                                      17,209,542
ELECTRICAL EQUIPMENT - 1.33%
Varian, Inc. *                                          108,900        4,995,243

ELECTRICAL UTILITIES - 2.64%
PNM Resources, Inc. (a)                                 232,700        6,415,539
Westar Energy, Inc.                                     149,600        3,517,096
                                                                  --------------
                                                                       9,932,635

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS - 3.11%
Belden CDT, Inc. (a)                                    210,049   $    8,030,173
NAM TAI Electronics, Inc. (a)                           298,400        3,667,336
                                                                  --------------
                                                                      11,697,509
ENERGY - 1.08%
New Jersey Resources Corp. (a)                           82,300        4,057,390

FINANCIAL SERVICES - 2.73%
Asset Acceptance Capital Corp. *                         30,900          502,125
Asta Funding, Inc. (a)                                  111,100        4,165,139
Delphi Financial Group, Inc.                            140,350        5,597,158
                                                                  --------------
                                                                      10,264,422
FOOD & BEVERAGES - 0.04%
Hormel Foods Corp. (a)                                    4,200          151,116

GAS & PIPELINE UTILITIES - 0.74%
Atmos Energy Corp. (a)                                   86,900        2,480,995
UGI Corp.                                                 7,500          183,375
WGL Holdings, Inc. (a)                                    3,300          103,422
                                                                  --------------
                                                                       2,767,792
HEALTHCARE PRODUCTS - 1.15%
DENTSPLY International, Inc. (a)                          3,600          108,396
Herbalife, Ltd. * (a)                                   111,000        4,204,680
                                                                  --------------
                                                                       4,313,076
HEALTHCARE SERVICES - 2.14%
CorVel Corp. * (a)                                      124,500        4,367,460
ICON PLC, ADR *                                          52,200        3,684,276
                                                                  --------------
                                                                       8,051,736
HOMEBUILDERS - 0.73%
Meritage Homes Corp. * (a)                               60,400        2,513,244
Standard Pacific Corp. (a)                                9,200          216,200
                                                                  --------------
                                                                       2,729,444
HOTELS & RESTAURANTS - 2.46%
CEC Entertainment, Inc. * (a)                            78,350        2,468,808
RARE Hospitality International, Inc. *                  163,300        4,990,448
Sonic Corp. *                                            78,300        1,770,363
                                                                  --------------
                                                                       9,229,619
HOUSEHOLD PRODUCTS - 0.99%
Tempur-Pedic International, Inc. * (a)                  217,700        3,737,909
INDUSTRIAL MACHINERY - 1.03%
Albany International Corp., Class A (a)                  66,300        2,109,666
Graco, Inc. (a)                                           3,400          132,804
Quixote Corp. (a)                                        90,400        1,610,928
                                                                  --------------
                                                                       3,853,398
INSURANCE - 5.76%
Assured Guaranty, Ltd.                                  286,500        7,428,945
IPC Holdings, Ltd.                                       78,700        2,394,054
Platinum Underwriters Holdings, Ltd. (a)                201,609        6,215,605
Reinsurance Group of America, Inc. (a)                    6,300          327,159
Universal American Financial Corp. * (a)                327,400        5,261,318
                                                                  --------------
                                                                      21,627,081

SMALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INVESTMENT COMPANIES - 1.60%
Ares Cap Corp.                                          346,000   $    6,027,320

MANUFACTURING - 11.41%
Acuity Brands, Inc. (a)                                 232,900       10,573,660
AptarGroup, Inc. (a)                                    106,200        5,403,456
Carlisle Companies, Inc. (a)                            133,900       11,260,990
Deswell Industries, Inc.                                286,250        3,039,975
Novelis, Inc. (a)                                       491,200       12,569,808
                                                                  --------------
                                                                      42,847,889
MEDICAL-HOSPITALS - 1.55%
AmSurg Corp. * (a)                                      125,799        2,800,286
Centene Corp. * (a)                                     184,300        3,029,892
                                                                  --------------
                                                                       5,830,178
METAL & METAL PRODUCTS - 2.99%
Matthews International Corp., Class A (a)               159,100        5,856,471
Mueller Industries, Inc.                                152,400        5,359,908
                                                                  --------------
                                                                      11,216,379
MINING - 1.55%
Compass Minerals International, Inc. (a)                205,700        5,823,367

OFFICE FURNISHINGS & SUPPLIES - 2.30%
Acco Brands Corp. *                                      95,400        2,123,604
United Stationers, Inc. *                               139,900        6,506,749
                                                                  --------------
                                                                       8,630,353
PUBLISHING - 0.95%
Valassis Communications, Inc. *                         202,600        3,575,890

RAILROADS & EQUIPMENT - 1.21%
Genesee & Wyoming, Inc., Class A * (a)                  196,525        4,563,311

REAL ESTATE - 10.06%
Acadia Realty Trust, REIT                               122,200        3,116,100
Cousins Properties, Inc., REIT (a)                       86,700        2,966,007
Equity Inns, Inc., REIT (a)                             200,600        3,193,552
Innkeepers USA Trust, REIT (a)                          174,800        2,847,492
Maguire Properties, Inc., REIT (a)                       95,800        3,902,892
Pennsylvania Real Estate Investment Trust,
   REIT (a)                                              61,100        2,601,027
PS Business Parks, Inc., REIT (a)                        53,000        3,195,900
RAIT Investment Trust, REIT (a)                         110,000        3,173,500
Realty Income Corp., REIT (a)                           225,600        5,574,576
U-Store-It Trust, REIT (a)                              328,700        7,053,902
Ventas, Inc., REIT                                        4,400          169,576
                                                                  --------------
                                                                      37,794,524
RETAIL TRADE - 6.91%
Casey's General Stores, Inc.                            332,600        7,407,002
Cato Corp., Class A (a)                                 208,900        4,576,999
NBTY, Inc. *                                             98,300        2,877,241
Talbots, Inc. (a)                                       108,000        2,943,000
The Yankee Candle, Inc. (a)                             278,100        8,139,987
                                                                  --------------
                                                                      25,944,229
TELEPHONE - 0.76%
Atlantic Tele-Network, Inc. (a)                         153,700        2,840,376

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TOBACCO - 2.20%
Universal Corp. (a)                                     226,500   $    8,274,045

TRUCKING & FREIGHT - 1.16%
Vitran Corp, Inc. *                                     236,400        4,373,400
                                                                  --------------
TOTAL COMMON STOCKS (Cost $340,515,067)                           $  369,742,977
                                                                  --------------
SHORT TERM INVESTMENTS - 25.51%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   95,849,836   $   95,849,836
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $95,849,836)                                             $   95,849,836
                                                                  --------------
REPURCHASE AGREEMENTS - 1.52%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $5,708,879 on 10/2/2006,
   collateralized by $5,360,000 Federal
   National Mortgage Association, 7.25% due
   01/15/2010 (valued at $5,822,300,
   including interest) (c)                       $    5,707,000   $    5,707,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,707,000)                                              $    5,707,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL CAP VALUE TRUST)
   (COST $442,071,903) - 125.45%                                  $  471,299,813

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (25.45)%                                                          (95,618,077)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  375,681,736
                                                                  ==============

SMALL COMPANY GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.44%

ADVERTISING - 1.35%
Aquantive, Inc. * (a)                                    29,834   $      704,679
ValueClick, Inc. *                                       28,245          523,662
                                                                  --------------
                                                                       1,228,341
AEROSPACE - 0.53%
TransDigm Group, Inc. *                                  19,964          487,521

APPAREL & TEXTILES - 1.44%
Bebe Stores, Inc.                                        29,040          719,611
Warnaco Group, Inc. *                                    30,522          590,296
                                                                  --------------
                                                                       1,309,907
BANKING - 4.34%
East West Bancorp, Inc.                                  11,366          450,207
Greenhill & Company, Inc. (a)                            11,094          743,520
PrivateBancorp, Inc. (a)                                 10,074          460,583
SVB Financial Group *                                    14,995          669,377
Texas Capital Bancshares, Inc. *                         18,818          352,273
Texas Regional Bancshares, Inc., Class A                  8,631          331,862

SMALL COMPANY GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
UCBH Holdings, Inc. (a)                                  37,558   $      655,763
Virginia Commerce Bancorp, Inc. * (a)                    13,466          298,945
                                                                  --------------
                                                                       3,962,530
BIOTECHNOLOGY - 3.27%
Human Genome Sciences, Inc. * (a)                        32,872          379,343
Integra LifeSciences Holdings Corp. *                    18,367          688,395
Millipore Corp. * (a)                                     7,838          480,469
Myogen, Inc. * (a)                                       10,753          377,215
Myriad Genetics, Inc. * (a)                              24,704          608,954
Nektar Therapeutics * (a)                                31,189          449,434
                                                                  --------------
                                                                       2,983,810
BUILDING MATERIALS & CONSTRUCTION - 0.62%
Eagle Materials, Inc.                                    16,828          566,767

BUSINESS SERVICES - 4.81%
CoStar Group, Inc. *                                     15,306          632,444
Euronet Worldwide, Inc. * (a)                            25,653          629,781
Global Payments, Inc.                                    11,408          502,066
Informatica Corp. * (a)                                  49,707          675,518
Jackson Hewitt Tax Service, Inc.                         15,609          468,426
Korn/Ferry International *                               38,461          805,374
MPS Group, Inc. *                                        44,693          675,311
                                                                  --------------
                                                                       4,388,920
COMPUTERS & BUSINESS EQUIPMENT - 1.81%
Cogent, Inc. * (a)                                       25,126          344,980
Kronos, Inc. *                                           16,443          560,542
Micros Systems, Inc. *                                   15,331          749,992
                                                                  --------------
                                                                       1,655,514
CONSTRUCTION & MINING EQUIPMENT - 0.71%
Bucyrus International, Inc., Class A                     15,349          651,105

CONSTRUCTION MATERIALS - 1.42%
JLG Industries, Inc. (a)                                 31,651          627,006
Regal-Beloit Corp.                                       15,456          672,336
                                                                  --------------
                                                                       1,299,342
CRUDE PETROLEUM & NATURAL GAS - 1.94%
Bill Barrett Corp. * (a)                                 19,244          472,633
Hydril *                                                 10,455          586,107
Unit Corp. *                                             15,451          710,282
                                                                  --------------
                                                                       1,769,022
DOMESTIC OIL - 1.86%
Encore Aquisition Company *                              26,283          639,728
Range Resources Corp.                                    25,197          635,972
Whiting Petroleum Corp. *                                10,583          424,379
                                                                  --------------
                                                                       1,700,079
DRUGS & HEALTH CARE - 1.18%
CV Therapeutics, Inc. * (a)                              16,173          180,167
Mentor Corp. (a)                                         17,697          891,752
                                                                  --------------
                                                                       1,071,919
ELECTRICAL EQUIPMENT - 2.94%
General Cable Corp. *                                    23,517          898,584

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Varian, Inc. *                                           21,141   $      969,738
Wesco International, Inc. *                              14,000          812,420
                                                                  --------------
                                                                       2,680,742
ELECTRICAL UTILITIES - 0.65%
Pike Electric Corp. *                                    39,495          588,476

ELECTRONICS - 2.86%
Sirf Technology Holdings, Inc. * (a)                     26,740          641,493
Thomas & Betts Corp. *                                   20,282          967,654
Trimble Navigation, Ltd. *                               21,148          995,648
                                                                  --------------
                                                                       2,604,795
FINANCIAL SERVICES - 1.44%
Affiliated Managers Group, Inc. * (a)                     9,451          946,140
National Financial Partners Corp. (a)                     8,969          367,998
                                                                  --------------
                                                                       1,314,138
FOOD & BEVERAGES - 0.72%
Performance Food Group Company * (a)                     23,423          657,952

HEALTHCARE PRODUCTS - 4.70%
American Medical Systems Holdings, Inc. *
   (a)                                                   41,600          766,688
Gen-Probe, Inc. *                                        13,734          643,987
Home Diagnostics, Inc. * (a)                             23,228          304,055
Kyphon, Inc. * (a)                                       12,833          480,211
Nuvasive, Inc. * (a)                                     33,757          678,853
The Medicines Company * (a)                              25,302          570,813
Wright Medical Group, Inc. *                             34,687          841,160
                                                                  --------------
                                                                       4,285,767
HEALTHCARE SERVICES - 3.83%
Genesis HealthCare Corp. *                               15,188          723,404
Magellan Health Services, Inc. *                         13,780          587,028
Palomar Medical Technologies, Inc. * (a)                  3,158          133,268
Pediatrix Medical Group, Inc. *                          18,670          851,352
Per-Se Technologies, Inc. * (a)                          33,276          758,027
The Advisory Board Company *                              8,727          440,888
                                                                  --------------
                                                                       3,493,967
HOLDINGS COMPANIES/CONGLOMERATES - 0.77%
United Industrial Corp. (a)                              13,176          704,916

HOTELS & RESTAURANTS - 4.19%
Applebee's International, Inc. (a)                       22,745          489,245
Choice Hotels, Inc. (a)                                  14,870          608,183
Four Seasons Hotels, Inc.                                 9,524          608,107
Jack In the Box, Inc. *                                  15,797          824,288
P.F. Chang's China Bistro, Inc. * (a)                    17,868          620,198
RARE Hospitality International, Inc. *                   22,145          676,751
                                                                  --------------
                                                                       3,826,772
HOUSEHOLD PRODUCTS - 1.95%
Church & Dwight, Inc. (a)                                20,105          786,307
Tempur-Pedic International, Inc. * (a)                   57,813          992,649
                                                                  --------------
                                                                       1,778,956
INDUSTRIAL MACHINERY - 2.36%
Actuant Corp., Class A (a)                               13,053          653,955

SMALL COMPANY GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Ceradyne, Inc. * (a)                                     15,856   $      651,523
FMC Technologies, Inc. *                                 15,697          842,929
                                                                  --------------
                                                                       2,148,407
INSURANCE - 1.67%
HCC Insurance Holdings, Inc.                             23,271          765,150
ProAssurance Corp. *                                     15,375          757,680
                                                                  --------------
                                                                       1,522,830
INTERNET CONTENT - 0.56%
Digitas, Inc. *                                          52,769          507,638

INTERNET RETAIL - 0.27%
Shutterfly, Inc. *                                       15,838          246,281

INTERNET SERVICE PROVIDER - 0.83%
NETGEAR, Inc. * (a)                                      36,613          753,862

INTERNET SOFTWARE - 0.89%
F5 Networks, Inc. *                                      15,109          811,655

MANUFACTURING - 1.74%
Acuity Brands, Inc.                                      18,307          831,138
Coherent, Inc. * (a)                                     21,863          757,771
                                                                  --------------
                                                                       1,588,909
MEDICAL-HOSPITALS - 1.78%
Lifepoint Hospitals, Inc. *                              20,511          724,449
VCA Antech, Inc. *                                       24,822          895,081
                                                                  --------------
                                                                       1,619,530
MINING - 0.66%
Lincoln Electric Holding, Inc. (a)                       11,100          604,395

PETROLEUM SERVICES - 3.13%
Core Laboratories N.V. *                                 13,345          851,411
Grey Wolf, Inc. * (a)                                    84,245          562,756
Superior Energy Services, Inc. *                         29,449          773,331
Veritas DGC, Inc. *                                      10,178          669,916
                                                                  --------------
                                                                       2,857,414
PHARMACEUTICALS - 2.81%
Alkermes, Inc. *                                         28,832          456,987
Medicis Pharmaceutical Corp., Class A (a)                19,915          644,250
Santarus, Inc. * (a)                                     37,889          281,137
Sciele Pharma, Inc. * (a)                                28,288          532,946
United Therapeutics Corp. *                              12,284          645,401
                                                                  --------------
                                                                       2,560,721
REAL ESTATE - 0.75%
BioMed Realty Trust, Inc., REIT                          22,446          681,012

RETAIL TRADE - 7.39%
Charlotte Russe Holding, Inc. *                          23,417          644,904
Childrens Place Retail Stores, Inc. * (a)                12,378          792,563
Coldwater Creek, Inc. * (a)                              33,528          964,265
Dick's Sporting Goods, Inc. * (a)                        18,845          857,825
DSW, Inc., Class A * (a)                                 23,444          738,486
Hot Topic, Inc. * (a)                                    65,920          734,349
Longs Drug Stores Corp.                                  16,165          743,752
United Rentals, Inc. * (a)                               21,837          507,710

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Zumiez, Inc. * (a)                                       27,960   $      754,920
                                                                  --------------
                                                                       6,738,774
SEMICONDUCTORS - 6.67%
Cirrus Logic, Inc. *                                     87,317          636,541
Emulex Corp. *                                           55,618        1,010,579
FormFactor, Inc. *                                       14,368          605,324
Microsemi Corp. *                                        34,797          655,923
Power Integrations, Inc. *                               42,408          831,197
Silicon Laboratories, Inc. * (a)                         20,384          632,312
Tessera Technologies, Inc. * (a)                         24,699          859,031
Varian Semiconductor Equipment Associates,
   Inc. *                                                23,177          850,596
                                                                  --------------
                                                                       6,081,503
SOFTWARE - 6.44%
Allscripts Healthcare Solution, Inc. * (a)               32,331          725,831
ANSYS, Inc. *                                            14,927          659,475
Blackboard, Inc. * (a)                                   27,085          717,752
Eclipsys Corp. * (a)                                     37,254          667,219
Epicor Software Corp. * (a)                              48,909          641,197
MicroStrategy, Inc., Class A * (a)                        7,171          730,223
Orbotech, Ltd. *                                         18,634          441,626
THQ, Inc. * (a)                                          44,392        1,294,915
                                                                  --------------
                                                                       5,878,238
STEEL - 1.00%
Carpenter Technology Corp. (a)                            8,520          915,985

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.35%
Aeroflex, Inc. *                                         57,985          596,086
NeuStar, Inc., Class A * (a)                             22,969          637,390
NICE Systems, Ltd. *                                     29,605          819,170
Polycom, Inc. *                                          40,267          987,749
SBA Communications Corp. *                               38,084          926,584
                                                                  --------------
                                                                       3,966,979
TOYS, AMUSEMENTS & SPORTING GOODS - 0.93%
Marvel Entertainment, Inc. * (a)                         35,299          852,118

TRUCKING & FREIGHT - 1.88%
Forward Air Corp.                                        19,309          638,935
Hub Group, Inc., Class A *                               21,464          488,950
Swift Transportation, Inc. * (a)                         24,767          587,473
                                                                  --------------
                                                                       1,715,358
                                                                  --------------
TOTAL COMMON STOCKS (Cost $82,651,268)                            $   87,062,867
                                                                  --------------
SHORT TERM INVESTMENTS - 25.59%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   23,343,295   $   23,343,295
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $23,343,295)                                             $   23,343,295
                                                                  --------------

SMALL COMPANY GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 4.42%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 4.95% to be
   repurchased at $4,033,663 on 10/02/2006,
   collateralized by $4,040,000 Federal Home
   Loan Bank, 5.80% due 09/02/2008 (valued
   at $4,114,389, including interest) (c)        $    4,032,000   $    4,032,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,032,000)                                              $    4,032,000
                                                                  --------------
TOTAL INVESTMENTS
   (SMALL COMPANY GROWTH TRUST)
   (COST $110,026,563) - 125.45%                                  $  114,438,162

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (25.45)%                                                 (23,215,997)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   91,222,165
                                                                  ==============

SMALL COMPANY TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.93%

AEROSPACE - 0.74%
Alliant Techsystems, Inc. *                               2,001   $      162,201
Teledyne Technologies, Inc. *                             8,756          346,738
                                                                  --------------
                                                                         508,939
AGRICULTURE - 1.02%
Delta & Pine Land Company                                17,240          698,220

AIR TRAVEL - 0.36%
Frontier Airlines Holdings, Inc. *                        4,773           39,377
Mesa Air Group, Inc. *                                    3,054           23,699
SkyWest, Inc.                                             7,429          182,159
                                                                  --------------
                                                                         245,235
APPAREL & TEXTILES - 3.43%
Brown Shoe, Inc.                                         22,832          818,299
Kellwood Company                                         14,575          420,197
Mothers Work, Inc. *                                      2,818          135,602
Perry Ellis International, Inc. *                         1,136           35,080
The Gymboree Corp. *                                     22,360          943,145
                                                                  --------------
                                                                       2,352,323
AUTO PARTS - 1.12%
Accuride Corp. *                                          8,264           90,987
ArvinMeritor, Inc.                                       47,493          676,300
                                                                  --------------
                                                                         767,287
AUTOMOBILES - 1.32%
Group 1 Automotive, Inc.                                 18,125          904,437

BANKING - 6.26%
BancFirst Corp.                                           2,124           99,233
Bank of Hawaii Corp.                                     14,184          683,101
BankUnited Financial Corp., Class A                       1,953           50,915
Center Financial Corp.                                    3,393           80,686
City Bank Lynnwood WA                                       590           27,748
City National Corp.                                       6,360          426,502

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Commerce Bancshares, Inc.                                 5,274   $      266,706
Community Trust Bancorp, Inc.                               418           15,738
Corus Bankshares, Inc.                                   32,557          727,974
Cullen Frost Bankers, Inc.                                4,286          247,816
Downey Financial Corp.                                    5,658          376,483
Financial Institutions, Inc.                              1,701           39,735
First Citizens Bancshares, Inc.                             567          108,354
First Regional Bancorp *                                  1,824           62,144
FirstFed Financial Corp. *                               10,500          595,560
Greater Bay Bancorp                                         465           13,118
Integra Bank Corp.                                          523           13,221
Intervest Bancshares Corp. *                              2,932          127,718
ITLA Capital Corp.                                          255           13,709
Nara Bancorp, Inc.                                          585           10,700
Pacific Capital Bancorp                                   4,612          124,386
Preferred Bank, Los Angeles, CA                             487           29,205
Trustmark Corp.                                           1,946           61,163
Whitney Holding Corp.                                     1,094           39,132
Wilmington Trust Corp.                                    1,120           49,896
                                                                  --------------
                                                                       4,290,943
BIOTECHNOLOGY - 0.02%
Cephalon, Inc. *                                            236           14,573

BROADCASTING - 0.14%
Sinclair Broadcast Group, Inc., Class A                  12,013           94,302

BUILDING MATERIALS & CONSTRUCTION - 1.55%
BlueLinx Holdings, Inc.                                  17,896          170,370
Chicago Bridge & Iron Company NV                          3,705           89,142
EMCOR Group, Inc. *                                      14,652          803,516
                                                                  --------------
                                                                       1,063,028
BUSINESS SERVICES - 5.78%
Acxiom Corp.                                             31,177          768,825
Arbinet-Thexchange, Inc. *                                5,033           26,272
COMSYS IT Partners, Inc. *                                  893           15,351
Convergys Corp. *                                         3,328           68,723
CSG Systems International, Inc. *                         4,601          121,604
Dun & Bradstreet Corp. *                                    601           45,069
Ezcorp, Inc., Class A *                                     394           15,240
Global Payments, Inc.                                    22,443          987,716
Heidrick & Struggles International, Inc. *                  630           22,680
ICT Group, Inc. *                                         1,959           61,650
John H. Harland Company                                  19,808          722,002
Kforce, Inc. *                                            1,580           18,849
Labor Ready, Inc. *                                       4,502           71,717
Rewards Network, Inc. *                                  24,504          119,334
Standard Parking Corp. *                                  1,831           57,457
Viad Corp.                                                  582           20,609
Volt Information Sciences, Inc. *                        19,387          689,208
Watson Wyatt Worldwide, Inc., Class A                     3,235          132,376
                                                                  --------------
                                                                       3,964,682

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION - 0.20%
LodgeNet Entertainment Corp. *                            7,293   $      137,692

CELLULAR COMMUNICATIONS - 0.43%
Tessco Technologies, Inc. *                               4,699          138,433
USA Mobility, Inc. *                                      6,722          153,530
                                                                  --------------
                                                                         291,963
CHEMICALS - 3.61%
Celanese Corp., Series A                                 38,344          686,357
Georgia Gulf Corp.                                        4,647          127,421
OM Group, Inc. *                                         14,615          642,183
Pioneer Companies, Inc. *                                 6,651          163,016
Sensient Technologies Corp.                              11,584          226,699
Westlake Chemical Corp.                                  19,782          633,222
                                                                  --------------
                                                                       2,478,898
COAL - 0.25%
Massey Energy Company                                     8,058          168,734

COMMERCIAL SERVICES - 0.28%
Vertrue, Inc. *                                           4,825          189,719

COMPUTERS & BUSINESS EQUIPMENT - 3.91%
Agilysys, Inc.                                           17,353          243,636
Brocade Communications Systems, Inc. *                   28,862          203,766
Komag, Inc. *                                            13,524          432,227
MTS Systems Corp.                                         4,099          132,562
Plexus Corp. *                                           33,774          648,461
Sybase, Inc. *                                           23,047          558,659
Sykes Enterprises, Inc. *                                10,130          206,145
Tech Data Corp. *                                         7,073          258,377
                                                                  --------------
                                                                       2,683,833
CONSTRUCTION & MINING EQUIPMENT - 0.09%
Matrix Service Company *                                  4,467           58,473

CONSTRUCTION MATERIALS - 1.21%
Granite Construction, Inc.                                6,319          337,119
Regal-Beloit Corp.                                        1,064           46,284
Universal Forest Products, Inc.                           9,163          449,445
                                                                  --------------
                                                                         832,848
CRUDE PETROLEUM & NATURAL GAS - 0.88%
Harvest Natural Resources, Inc. *                        41,472          429,235
Penn Virginia Corp.                                         232           14,711
Pogo Producing Company                                    1,762           72,154
Swift Energy Company *                                    2,074           86,735
                                                                  --------------
                                                                         602,835
DOMESTIC OIL - 2.51%
Frontier Oil Corp.                                       40,704        1,081,912
Holly Corp.                                                 796           34,491
St. Mary Land & Exploration Company                      16,478          604,907
                                                                  --------------
                                                                       1,721,310
DRUGS & HEALTH CARE - 3.05%
Alliance Imaging, Inc. *                                  8,669           67,705
Axcan Pharma, Inc. *                                      1,020           13,933
Candela Corp. *                                           1,080           11,783

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Enzon Pharmaceuticals, Inc. *                            10,667   $       88,003
ImClone Systems, Inc. *                                  20,914          592,284
Molina Healthcare, Inc. *                                11,252          397,871
Nutraceutical International Corp. *                       6,410           87,561
Pain Therapeutics, Inc. *                                 7,468           64,374
Savient Pharmaceuticals, Inc. *                           8,587           55,901
Vital Signs, Inc.                                           729           41,269
West Pharmaceutical Services, Inc.                       17,082          670,810
                                                                  --------------
                                                                       2,091,494
ELECTRICAL EQUIPMENT - 1.86%
A.O. Smith Corp.                                         19,367          763,641
Littelfuse, Inc. *                                        5,110          177,317
Wesco International, Inc. *                               5,807          336,980
                                                                  --------------
                                                                       1,277,938
ELECTRICAL UTILITIES - 0.12%
Unisource Energy Corp.                                    2,541           84,691

ELECTRONICS - 2.44%
Ansoft Corp. *                                            2,883           71,816
Arrow Electronics, Inc. *                                 8,317          228,135
AVX Corp.                                                 3,991           70,601
Imation Corp.                                               931           37,380
Mentor Graphics Corp. *                                   8,277          116,540
Merix Corp. *                                             7,529           72,354
Planar Systems, Inc. *                                   13,724          155,767
Teleflex, Inc.                                            7,273          404,670
TTM Technologies, Inc. *                                 12,990          151,983
Zoran Corp. *                                            17,119          275,273
Zygo Corp. *                                              6,994           89,173
                                                                  --------------
                                                                       1,673,692
ENERGY - 3.35%
Covanta Holding Corp. *                                  19,399          417,661
Energen Corp.                                            23,179          970,505
McDermott International, Inc. *                          19,145          800,261
New Jersey Resources Corp.                                2,278          112,305
                                                                  --------------
                                                                       2,300,732
FINANCIAL SERVICES - 3.02%
Advanta Corp., Class B                                      470           17,343
Calamos Asset Management, Inc.                            4,862          142,554
City Holding Company                                      3,142          125,271
IndyMac Bancorp, Inc.                                    17,813          733,183
Ocwen Financial Corp. *                                  46,100          686,890
Penson Worldwide, Inc *                                     722           12,960
SWS Group, Inc.                                           7,729          192,375
World Acceptance Corp. *                                  3,616          159,032
                                                                  --------------
                                                                       2,069,608
FOOD & BEVERAGES - 2.35%
Coca-Cola Bottling Company                                  326           20,206
Del Monte Foods Company                                  29,789          311,295
Domino's Pizza, Inc.                                     25,222          646,944
M & F Worldwide Corp. *                                   7,212          106,017

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Seabord Corp.                                               334   $      402,470
Spartan Stores, Inc.                                      7,297          123,319
                                                                  --------------
                                                                       1,610,251
FURNITURE & FIXTURES - 0.20%
American Woodmark Corp.                                   3,969          133,716

GAS & PIPELINE UTILITIES - 1.02%
UGI Corp.                                                26,479          647,411
Vectren Corp.                                             1,995           53,566
                                                                  --------------
                                                                         700,977
HEALTHCARE PRODUCTS - 3.49%
Bruker BioSciences Corp. *                                4,477           31,384
Cantel Medical Corp. *                                    8,115          112,717
Dade Behring Holdings, Inc.                              17,654          708,985
Edwards Lifesciences Corp. *                              2,410          112,282
Health Tronics, Inc. *                                    5,859           36,150
Henry Schein, Inc. *                                        305           15,293
ICU Medical, Inc. *                                       2,810          127,799
IDEXX Laboratories, Inc. *                                3,867          352,438
Molecular Devices Corp. *                                 5,447          100,715
PSS World Medical, Inc. *                                14,684          293,533
SurModics, Inc. *                                         2,059           72,312
USANA Health Sciences, Inc. *                             3,166          141,172
Zoll Medical Corp. *                                      8,044          288,699
                                                                  --------------
                                                                       2,393,479
HEALTHCARE SERVICES - 3.70%
Magellan Health Services, Inc. *                          5,495          234,087
Palomar Medical Technologies, Inc. *                      6,235          263,117
Sierra Health Services, Inc. *                           29,632        1,121,275
Wellcare Health Plans, Inc. *                            16,291          922,559
                                                                  --------------
                                                                       2,541,038
HOLDINGS COMPANIES/CONGLOMERATES - 0.01%
United Industrial Corp.                                     116            6,206

HOMEBUILDERS - 0.99%
AMREP Corp. *                                               442           21,601
NVR, Inc. *                                               1,230          658,050
                                                                  --------------
                                                                         679,651
HOTELS & RESTAURANTS - 2.22%
Interstate Hotels & Resorts, Inc. *                      43,251          466,246
Luby's Cafeterias, Inc. *                                11,389          112,410
Marcus Corp.                                              2,692           61,835
Papa Johns International, Inc. *                         24,456          883,106
                                                                  --------------
                                                                       1,523,597
INDUSTRIAL MACHINERY - 2.82%
Cummins, Inc.                                             9,523        1,135,427
EnPro Industries, Inc. *                                  2,256           67,816
Flow International Corp. *                               22,736          294,886
Gardner Denver, Inc. *                                    9,223          305,097
Manitowoc, Inc.                                             527           23,604
The Middleby Corp. *                                      1,414          108,963
                                                                  --------------
                                                                       1,935,793

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIALS - 0.73%
Crane Company                                            11,987   $      501,057

INSURANCE - 3.54%
American Financial Group, Inc.                            9,444          443,207
American Safety Insurance Holdings, Ltd. *                1,240           22,692
Argonaut Group, Inc. *                                    1,075           33,357
FPIC Insurance Group, Inc. *                              1,309           51,849
Harleysville Group, Inc.                                  2,424           84,816
LandAmerica Financial Group, Inc.                        15,472        1,017,903
Philadelphia Consolidated Holding Corp. *                 4,075          162,104
Protective Life Corp.                                     4,020          183,915
Safety Insurance Group, Inc.                              5,362          260,915
Selective Insurance Group, Inc.                           3,221          169,457
                                                                  --------------
                                                                       2,430,215
INTERNET CONTENT - 0.29%
TheStreet.com, Inc.                                      18,715          199,128

INTERNET SERVICE PROVIDER - 0.32%
United Online, Inc.                                      18,089          220,324

INTERNET SOFTWARE - 0.80%
RealNetworks, Inc. *                                     51,647          547,975

LEISURE TIME - 0.27%
Handleman Company                                         3,421           25,965
Monarch Casino & Resort, Inc. *                             604           11,712
Regal Entertainment Group, Class A                        1,988           39,402
Steinway Musical Instruments, Inc. *                      3,981          111,468
                                                                  --------------
                                                                         188,547
MANUFACTURING - 1.08%
Input/Output, Inc. *                                      7,030           69,808
Mettler-Toledo International, Inc. *                      9,578          633,585
Snap-on, Inc.                                               837           37,288
                                                                  --------------
                                                                         740,681
METAL & METAL PRODUCTS - 0.28%
Metal Management, Inc.                                    5,489          152,814
Shiloh Industries, Inc. *                                 2,898           39,065
                                                                  --------------
                                                                         191,879
OFFICE FURNISHINGS & SUPPLIES - 0.13%
CompX International, Inc.                                   712           11,100
Global Imaging Systems, Inc. *                            3,608           79,629
                                                                  --------------
                                                                          90,729
PETROLEUM SERVICES - 1.86%
Core Laboratories N.V. *                                     14              893
Delek US Holdings, Inc. *                                 2,666           49,321
Grey Wolf, Inc. *                                        52,771          352,510
SEACOR SMIT, Inc. *                                       2,840          234,300
Seitel, Inc. *                                           85,120          312,390
Tesoro Petroleum Corp.                                    5,630          326,428
                                                                  --------------
                                                                       1,275,842
PHARMACEUTICALS - 1.52%
Alkermes, Inc. *                                         13,999          221,884
Biovail Corp. - USD                                       8,606          131,155

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Bradley Pharmaceuticals, Inc., Class A *                    481   $        7,658
King Pharmaceuticals, Inc. *                             38,566          656,779
Watson Pharmaceuticals, Inc. *                            1,045           27,348
                                                                  --------------
                                                                       1,044,824
PHOTOGRAPHY - 0.33%
CPI Corp.                                                 4,645          225,468

PLASTICS - 0.34%
PW Eagle, Inc.                                            2,037           61,130
Spartech Corp.                                            6,401          171,355
                                                                  --------------
                                                                         232,485
PUBLISHING - 1.64%
Consolidated Graphics, Inc. *                             8,363          503,202
John Wiley & Sons, Inc., Class A                          4,206          151,458
Warner Music Group Corp.                                 18,219          472,783
                                                                  --------------
                                                                       1,127,443
RAILROADS & EQUIPMENT - 0.42%
Kansas City Southern *                                   10,513          287,110

REAL ESTATE - 3.03%
Avatar Holdings, Inc. *                                     409           24,155
Capital Trust, Inc., REIT                                   668           27,208
CBL & Associates Properties, Inc., REIT                  10,600          444,246
FelCor Lodging Trust, Inc., REIT                          3,126           62,676
Mission West Properties, Inc., REIT                       4,686           53,467
New Century Financial Corp., REIT                         1,244           48,902
NorthStar Realty Finance Corp., REIT                     38,292          486,308
Saul Centers, Inc., REIT                                  1,104           49,680
Taubman Centers, Inc., REIT                              19,861          882,226
                                                                  --------------
                                                                       2,078,868
RETAIL TRADE - 5.72%
Big Lots, Inc. *                                         12,282          243,307
Bon-Ton Stores, Inc.                                      5,434          161,607
Building Materials Holding Corp.                         21,811          567,522
Dollar Tree Stores, Inc. *                               27,866          862,731
DSW, Inc., Class A *                                      2,248           70,812
FTD Group, Inc. *                                         1,536           23,731
NBTY, Inc. *                                             14,025          410,512
Pantry, Inc. *                                            9,741          549,100
Payless ShoeSource, Inc. *                               13,210          328,929
The Dress Barn, Inc. *                                   32,328          705,397
                                                                  --------------
                                                                       3,923,648
SEMICONDUCTORS - 1.66%
Amkor Technology, Inc. *                                  3,197           16,496
Kulicke & Soffa Industries, Inc. *                        2,632           23,267
MKS Instruments, Inc. *                                  17,769          360,888
OmniVision Technologies, Inc. *                           3,595           51,301
ON Semiconductor Corp. *                                116,961          687,731
                                                                  --------------
                                                                       1,139,683
SOFTWARE - 1.75%
Actuate Corp. *                                           6,063           26,798
Aspen Technology, Inc. *                                 37,679          411,455

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
DucoCorp, Inc. *                                          1,884   $       14,695
InfoUSA, Inc. *                                           1,102            9,147
Interactive Intelligence, Inc. *                          1,112           12,855
MicroStrategy, Inc., Class A *                            7,128          725,844
                                                                  --------------
                                                                       1,200,794

STEEL - 2.56%
AK Steel Holding Corp. *                                 15,282          185,524
Chaparral Steel Company *                                 7,008          238,692
Novamerican Steel, Inc. *                                 1,608           53,707
Olympic Steel, Inc.                                      11,742          291,906
Ryerson, Inc.                                            12,088          264,606
Steel Dynamics, Inc.                                     14,315          722,192
                                                                  --------------
                                                                       1,756,627

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.31%
CT Communications, Inc.                                  17,784          386,268
InterDigital Communication Corp. *                       13,627          464,681
Sirenza Microdevices, Inc. *                              5,928           46,831
                                                                  --------------
                                                                         897,780

TELEPHONE - 0.52%
CenturyTel, Inc.                                          9,000          357,030

TOBACCO - 1.22%
Loews Corp. - Carolina Group                             15,055          833,896

TOYS, AMUSEMENTS & SPORTING GOODS - 0.67%
Jakks Pacific, Inc. *                                    25,754          459,194

TRANSPORTATION - 0.46%
Bristow Group, Inc. *                                     2,790           95,976
Kirby Corp. *                                             6,959          218,025
                                                                  --------------
                                                                         314,001

TRUCKING & FREIGHT - 1.73%
Arkansas Best Corp.                                       3,357          144,452
EGL, Inc. *                                               4,454          162,304
Forward Air Corp.                                         4,160          137,654
Heartland Express, Inc.                                   8,397          131,665
Knight Transportation, Inc.                               7,783          131,922
Landstar Systems, Inc.                                    7,683          328,064
Old Dominion Freight Lines, Inc. *                        4,009          120,390
Trico Marine Services, Inc. *                               891           30,071
                                                                  --------------
                                                                       1,186,522
                                                                  --------------
TOTAL COMMON STOCKS (Cost $67,215,535)                            $   68,544,887
                                                                  --------------

SMALL COMPANY TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $32,011 on 10/2/2006,
   collateralized by $35,000 Federal
   National Mortgage Association,
   6.00% due 07/25/2025 (valued at
   $34,300, including interest)                  $       32,000   $       32,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $32,000)                                                 $       32,000
TOTAL INVESTMENTS (SMALL COMPANY TRUST)
   (COST $67,247,535) - 99.97%                                    $   68,576,887
                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -                                   17,351
   0.03%
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   68,594,238
                                                                  ==============

SMALL COMPANY VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.07%

AEROSPACE - 1.14%
EDO Corp. (a)                                           105,500   $    2,413,840
Woodward Governor Company                               156,600        5,252,364
                                                                  --------------
                                                                       7,666,204
APPAREL & TEXTILES - 0.92%
Culp, Inc. * (a)                                        105,000          582,750
G & K Services, Class A (a)                             155,000        5,646,650
                                                                  --------------
                                                                       6,229,400
AUTO PARTS - 0.23%
Accuride Corp. * (a)                                    139,000        1,530,390

AUTO SERVICES - 1.21%
Dollar Thrifty Automotive Group, Inc. * (a)             182,500        8,134,025

BANKING - 7.71%
Boston Private Financial Holdings, Inc. (a)             129,700        3,616,036
East West Bancorp, Inc. (a)                             271,900       10,769,959
First Republic Bank (a)                                 279,300       11,887,008
Home Bancshares, Inc.                                    25,500          563,040
Netbank, Inc. (a)                                       246,000        1,488,300
SVB Financial Group * (a)                               211,200        9,427,968
Texas Regional Bancshares, Inc., Class
   A (a)                                                324,800       12,488,560
Wintrust Financial Corp. (a)                             34,200        1,715,130
                                                                  --------------
                                                                      51,956,001
BIOTECHNOLOGY - 1.28%
Exelixis, Inc. * (a)                                    267,200        2,327,312
Myriad Genetics, Inc. * (a)                             255,000        6,285,750
                                                                  --------------
                                                                       8,613,062
BROADCASTING - 0.32%
Saga Communications, Inc., Class A *                    276,700        2,141,658

BUILDING MATERIALS & CONSTRUCTION - 0.41%
ElkCorp (a)                                             102,100        2,772,015

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 4.48%
Electro Rent Corp. *                                    319,200   $    5,429,592
FTI Consulting, Inc. * (a)                              234,700        5,881,582
McGrath Rentcorp (a)                                    281,500        7,206,400
MPS Group, Inc. * (a)                                   546,600        8,259,126
StarTek, Inc. (a)                                       191,400        2,386,758
Wireless Facilities, Inc. * (a)                         478,900        1,024,846
                                                                  --------------
                                                                      30,188,304
CHEMICALS - 2.90%
Airgas, Inc.                                            206,000        7,451,020
Arch Chemicals, Inc.                                    174,400        4,961,680
Innospec, Inc. (a)                                      154,000        4,573,800
MacDermid, Inc. (a)                                      77,500        2,528,050
                                                                  --------------
                                                                      19,514,550
COMMERCIAL SERVICES - 1.48%
Live Nation, Inc. * (a)                                  88,200        1,801,044
Pool Corp. (a)                                          211,500        8,142,750
                                                                  --------------
                                                                       9,943,794
CONSTRUCTION & MINING EQUIPMENT - 0.45%
Carbo Ceramics, Inc. (a)                                 84,500        3,044,535

CONSTRUCTION MATERIALS - 3.85%
Ameron International Corp. (a)                           76,600        5,089,304
Florida Rock Industries, Inc. (a)                       163,800        6,340,698
JLG Industries, Inc.                                    563,000       11,153,030
Universal Forest Products, Inc. (a)                      69,100        3,389,355
                                                                  --------------
                                                                      25,972,387
CRUDE PETROLEUM & NATURAL GAS - 1.58%
Penn Virginia Corp. (a)                                 167,500       10,621,175

DOMESTIC OIL - 2.31%
Forest Oil Corp. * (a)                                  190,900        6,030,531
Mariner Energy, Inc. * (a)                              153,104        2,812,521
Union Drilling, Inc. * (a)                               63,000          693,000
Whiting Petroleum Corp. * (a)                           149,800        6,006,980
                                                                  --------------
                                                                      15,543,032
DRUGS & HEALTH CARE - 2.40%
Arrow International, Inc.                               114,900        3,654,969
Diversa Corp. * (a)                                     337,700        2,708,354
Landauer, Inc.                                           69,200        3,511,900
West Pharmaceutical Services, Inc.                      159,500        6,263,565
                                                                  --------------
                                                                      16,138,788
ELECTRICAL EQUIPMENT - 2.17%
C & D Technologies, Inc. (a)                            201,600        1,431,360
Genlyte Group, Inc. *                                    98,300        6,998,960
Littelfuse, Inc. *                                      144,800        5,024,560
Methode Electronics, Inc., Class A                      120,100        1,142,151
                                                                  --------------
                                                                      14,597,031
ELECTRICAL UTILITIES - 2.35%
Black Hills Corp. (a)                                   165,300        5,555,733
Cleco Corp. (a)                                         211,800        5,345,832

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
El Paso Electric Company *                              220,000   $    4,914,800
                                                                  --------------
                                                                      15,816,365
ELECTRONICS - 3.19%
Analogic Corp. (a)                                       45,900        2,355,588
Belden CDT, Inc. (a)                                    216,000        8,257,680
Franklin Electric, Inc. (a)                             204,500       10,867,130
                                                                  --------------
                                                                      21,480,398
ENERGY - 0.04%
GeoMet, Inc. * (a)                                       31,600          297,040

FINANCIAL SERVICES - 0.23%
American Capital Strategies, Ltd. (a)                    39,600        1,563,012

FOREST PRODUCTS - 0.82%
Deltic Timber Corp. (a)                                 116,000        5,528,560

FURNITURE & FIXTURES - 0.57%
Stanley Furniture Company, Inc. (a)                     180,600        3,848,586

GAS & PIPELINE UTILITIES - 1.21%
Southwest Gas Corp. (a)                                 154,800        5,157,936
Vectren Corp.                                           111,900        3,004,515
                                                                  --------------
                                                                       8,162,451
HEALTHCARE PRODUCTS - 1.37%
Owens & Minor, Inc.                                     280,000        9,209,200

HOMEBUILDERS - 0.32%
M/I Homes, Inc. (a)                                      61,300        2,166,955

HOTELS & RESTAURANTS - 1.68%
RARE Hospitality International, Inc. *                  256,000        7,823,360
Ruby Tuesday, Inc. (a)                                  123,300        3,475,827
                                                                  --------------
                                                                      11,299,187
INDUSTRIAL MACHINERY - 1.06%
IDEX Corp. (a)                                          165,800        7,137,690

INSURANCE - 4.27%
Markel Corp. * (a)                                       16,000        6,570,560
Max Re Capital, Ltd. (a)                                206,300        4,736,648
Midland Company                                         138,900        6,017,148
ProAssurance Corp. * (a)                                232,900       11,477,312
                                                                  --------------
                                                                      28,801,668
INTERNET CONTENT - 0.28%
Digitas, Inc. *                                         196,700        1,892,254

INVESTMENT COMPANIES - 1.59%
Allied Capital Corp.                                    167,500        5,060,175
First Financial Fund, Inc. * (a)                        328,786        5,678,134
                                                                  --------------
                                                                      10,738,309
LIFE SCIENCES - 0.44%
Symyx Technologies, Inc. * (a)                          140,800        2,983,552

MANUFACTURING - 2.01%
AptarGroup, Inc. (a)                                    134,600        6,848,448
Nordson Corp.                                           167,200        6,664,592
                                                                  --------------
                                                                      13,513,040

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 2.93%
Gibraltar Industries, Inc.                              245,000   $    5,434,100
Matthews International Corp., Class A (a)               241,000        8,871,210
Metal Management, Inc. (a)                              195,500        5,442,720
                                                                  --------------
                                                                      19,748,030
MINING - 0.57%
Meridian Gold, Inc. * (a)                               154,000        3,828,440

MOBILE HOMES - 1.28%
Skyline Corp. (a)                                        92,700        3,542,067
Winnebago Industries, Inc. (a)                          162,200        5,089,836
                                                                  --------------
                                                                       8,631,903
MUTUAL FUNDS - 0.76%
iShares Russell 2000 Value Index Fund (a)                69,300        5,110,875

NEWSPAPERS - 0.18%
Journal Register Company (a)                            211,400        1,198,638

PAPER - 1.24%
Chesapeake Corp. (a)                                     68,600          981,666
Potlatch Corp. (a)                                       95,000        3,524,500
Wausau-Mosinee Paper Corp. (a)                          284,000        3,834,000
                                                                  --------------
                                                                       8,340,166
PETROLEUM SERVICES - 4.39%
Atwood Oceanics, Inc. * (a)                             101,000        4,541,970
Lone Star Technologies, Inc. *                           72,000        3,483,360
TETRA Technologies, Inc. *                              436,400       10,543,424
Todco, Class A * (a)                                    186,200        6,442,520
W-H Energy Services, Inc. * (a)                         109,400        4,536,818
                                                                  --------------
                                                                      29,548,092
PHARMACEUTICALS - 0.46%
Pharmion Corp. * (a)                                    143,000        3,081,650

RAILROADS & EQUIPMENT - 0.87%
Genesee & Wyoming, Inc., Class A * (a)                  252,000        5,851,440

REAL ESTATE - 6.77%
Columbia Equity Trust, Inc., REIT                       110,000        1,831,500
First Potomac Realty Trust, REIT (a)                    181,900        5,497,018
Glenborough Realty Trust, Inc., REIT (a)                115,900        2,982,107
Innkeepers USA Trust, REIT (a)                          160,200        2,609,658
Kilroy Realty Corp., REIT                               175,000       13,184,500
LaSalle Hotel Properties, REIT                          177,500        7,692,850
Strategic Hotel Cap, Inc., REIT (a)                     282,300        5,612,124
Washington Real Estate Investment Trust,
   REIT (a)                                             155,500        6,188,900
                                                                  --------------
                                                                      45,598,657
RETAIL GROCERY - 0.60%
Nash-Finch Company (a)                                   78,100        1,837,693
Wild Oats Markets, Inc. * (a)                           137,900        2,229,843
                                                                  --------------
                                                                       4,067,536
RETAIL TRADE - 5.72%
Aaron Rents, Inc., Class A                               16,700          350,700
Aaron Rents, Inc., Class B (a)                          462,400       10,625,952
Building Materials Holding Corp. (a)                    139,400        3,627,188

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Casey's General Stores, Inc.                            237,600   $    5,291,352
CSS Industries, Inc.                                    133,500        3,967,620
Fred's, Inc., Class A (a)                               201,100        2,537,882
Hancock Fabrics, Inc. * (a)                             188,700          541,569
Haverty Furniture Companies, Inc. (a)                   309,100        4,930,145
Stein Mart, Inc.                                        436,000        6,631,560
                                                                  --------------
                                                                      38,503,968
SANITARY SERVICES - 2.41%
Casella Waste Systems, Inc., Class A * (a)              302,000        3,122,680
Insituform Technologies, Inc., Class A * (a)            303,700        7,373,836
Synagro Technologies, Inc. (a)                          187,400          790,828
Waste Connections, Inc. *                               129,800        4,920,718
                                                                  --------------
                                                                      16,208,062
SEMICONDUCTORS - 2.56%
Advanced Energy Industries, Inc. *                      100,600        1,714,224
ATMI, Inc. * (a)                                        126,900        3,688,983
Brooks Automation, Inc. * (a)                           554,499        7,236,212
Entegris, Inc. * (a)                                    424,900        4,635,659
                                                                  --------------
                                                                      17,275,078
SOFTWARE - 2.77%
Packeteer, Inc. *                                       263,200        2,266,152
Progress Software Corp. * (a)                           233,900        6,081,400
SPSS, Inc. *                                            191,700        4,779,081
Websense, Inc. *                                        255,200        5,514,872
                                                                  --------------
                                                                      18,641,505
STEEL - 1.29%
Carpenter Technology Corp. (a)                           81,000        8,708,310

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.57%
Premiere Global Services, Inc. *                        446,500        3,875,620

TIRES & RUBBER - 0.57%
Myers Indiana, Inc.                                     225,300        3,830,100

TOBACCO - 0.19%
Alliance One International, Inc. * (a)                  307,800        1,261,980

TRANSPORTATION - 3.39%
Kirby Corp. *                                           285,000        8,929,050
Macquarie Infrastructure Company Trust (a)              166,800        5,200,824
UTI Worldwide, Inc. (a)                                 311,000        8,698,670
                                                                  --------------
                                                                      22,828,544
TRUCKING & FREIGHT - 2.28%
Landstar Systems, Inc.                                  359,600       15,354,920
                                                                  --------------
TOTAL COMMON STOCKS (Cost $469,596,521)                           $  660,538,132
                                                                  --------------
SHORT TERM INVESTMENTS - 27.62%
State Street Navigator Securities
Lending Prime Portfolio (c)                      $  172,643,488   $  172,643,488
T. Rowe Price Reserve Investment Fund (c)            13,432,513       13,432,513
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $186,076,001)                                            $  186,076,001
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 0.32%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $2,169,714 on 10/2/2006,
   collateralized by $2,225,000 Federal
   National Mortgage Association, 5.40% due
   06/15/2015 (valued at $2,213,875,
   including interest) (c)                       $    2,169,000   $    2,169,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,169,000)                                                 $    2,169,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
   (COST $657,841,522) - 126.01%                                  $  848,783,133
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (26.01)%                                                         (175,217,862)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  673,565,271
                                                                  ==============

SPECIAL VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 92.39%

AEROSPACE - 2.20%
HEICO Corp., Class A                                     38,651   $    1,122,811
Orbital Sciences Corp., Class A *                        69,471        1,303,971
                                                                  --------------
                                                                       2,426,782
AIR TRAVEL - 1.31%
Airtran Holdings, Inc. * (a)                            101,100        1,002,912
SkyWest, Inc.                                            18,247          447,416
                                                                  --------------
                                                                       1,450,328
APPAREL & TEXTILES - 0.91%
Timberland Company, Class A *                            35,119        1,010,374

BANKING - 11.30%
BancTrust Financial Group, Inc. (a)                      33,369          930,661
Cascade Financial Corp.                                  37,914          621,411
Central Pacific Financial Corp. (a)                      31,055        1,135,992
City Bank Lynnwood WA                                     4,382          206,086
City National Corp.                                       8,100          543,186
Cullen Frost Bankers, Inc.                               17,492        1,011,387
First Security Group, Inc.                               52,921          609,650
First State BanCorp. (a)                                 41,249        1,071,237
IBERIABANK Corp.                                          7,764          473,604
Investors Financial Services Corp.                       12,400          534,192
Midwest Banc Holdings, Inc. (a)                          43,763        1,068,692
Tompkins Trustco, Inc.                                    7,287          331,194
UCBH Holdings, Inc. (a)                                 111,000        1,938,060
Umpqua Holdings Corp.                                    48,081        1,375,117
Webster Financial Corp.                                  13,494          635,702
                                                                  --------------
                                                                      12,486,171
BUILDING MATERIALS & CONSTRUCTION - 0.96%
EMCOR Group, Inc. *                                      19,420        1,064,993

SPECIAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 5.14%
Black Box Corp.                                          24,024   $      935,014
John H. Harland Company                                  20,158          734,759
Korn/Ferry International *                               10,663          223,283
Labor Ready, Inc. *                                      56,440          899,089
Perot Systems Corp., Class A *                           82,909        1,143,315
Watson Wyatt Worldwide, Inc., Class A                    42,682        1,746,548
                                                                  --------------
                                                                       5,682,008
CHEMICALS - 0.32%
Cabot Microelectronics Corp. *                           12,058          347,511

COMPUTERS & BUSINESS EQUIPMENT - 2.15%
Foundry Networks, Inc. *                                110,700        1,455,705
Rimage Corp. *                                           16,163          362,375
Tech Data Corp. *                                        15,127          552,589
                                                                  --------------
                                                                       2,370,669
CONSTRUCTION & MINING EQUIPMENT - 1.44%
National Oilwell, Inc. *                                 27,120        1,587,876

CONSTRUCTION MATERIALS - 0.41%
Patrick Industries, Inc. *                               36,137          449,544

COSMETICS & TOILETRIES - 0.86%
Steiner Leisure, Ltd. *                                  22,684          953,862

CRUDE PETROLEUM & NATURAL GAS - 1.01%
XTO Energy, Inc.                                         26,528        1,117,625

DOMESTIC OIL - 1.22%
Denbury Resources, Inc. *                                46,544        1,345,122

ELECTRICAL EQUIPMENT - 1.06%
Tektronix, Inc.                                          40,395        1,168,627

ELECTRICAL UTILITIES - 0.22%
MGE Energy, Inc. (a)                                      7,498          242,785

ELECTRONICS - 1.94%
Bel Fuse, Inc., Class B                                  10,263          329,340
DRS Technologies, Inc.                                   30,462        1,330,275
Mercury Computer Systems, Inc. *                         40,542          480,423
                                                                  --------------
                                                                       2,140,038
ENERGY - 0.58%
New Jersey Resources Corp.                               12,962          639,026

FINANCIAL SERVICES - 2.15%
Financial Federal Corp.                                  27,938          748,738
Portfolio Recovery Associates, Inc. * (a)                37,158        1,630,122
                                                                  --------------
                                                                       2,378,860
FOOD & BEVERAGES - 1.70%
Del Monte Foods Company                                 151,144        1,579,455
Pilgrim's Pride Corp.                                    10,900          298,115
                                                                  --------------
                                                                       1,877,570
FURNITURE & FIXTURES - 0.63%
Furniture Brands International, Inc. (a)                 36,818          701,015

GAS & PIPELINE UTILITIES - 0.57%
Northwest Natural Gas Company                            16,127          633,468

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES - 4.06%
Amerigroup Corp. *                                       36,085   $    1,066,312
Apria Healthcare Group, Inc. *                           35,752          705,745
Cross Country Healthcare, Inc. *                         62,774        1,067,158
Enzo Biochem, Inc. * (a)                                 36,600          446,154
MedQuist, Inc. *                                         44,194          512,650
National Dentex Corp. *                                  35,200          691,680
                                                                  --------------
                                                                       4,489,699
HOTELS & RESTAURANTS - 1.48%
O'Charley's, Inc. *                                      70,979        1,346,472
OSI Restaurant Partners, Inc.                             9,100          288,561
                                                                  --------------
                                                                       1,635,033
HOUSEHOLD PRODUCTS - 0.61%
Tupperware Brands Corp.                                  34,500          671,370

INDUSTRIAL MACHINERY - 4.40%
Albany International Corp., Class A                      34,451        1,096,231
IDEX Corp.                                               34,284        1,475,926
Kennametal, Inc.                                         20,625        1,168,406
Sauer-Danfoss, Inc.                                      46,582        1,117,037
                                                                  --------------
                                                                       4,857,600
INDUSTRIALS - 1.89%
Crane Company                                            37,216        1,555,629
Harsco Corp.                                              6,905          536,173
                                                                  --------------
                                                                       2,091,802
INSURANCE - 5.05%
CNA Surety Corp. *                                       47,813          965,823
Midland Company                                          32,864        1,423,668
PMI Group, Inc.                                          31,987        1,401,350
Triad Guaranty, Inc. *                                   34,953        1,788,545
                                                                  --------------
                                                                       5,579,386
INTERNET CONTENT - 0.80%
McAfee, Inc. *                                           36,156          884,376

INTERNET SERVICE PROVIDER - 1.16%
NETGEAR, Inc. * (a)                                      62,000        1,276,580

LEISURE TIME - 1.07%
Callaway Golf Company                                    49,400          647,634
K2, Inc. * (a)                                           45,447          533,093
                                                                  --------------
                                                                       1,180,727
MANUFACTURING - 5.40%
AptarGroup, Inc.                                         20,992        1,068,073
Goodman Global, Inc. *                                   25,200          336,420
Input/Output, Inc. * (a)                                 36,000          357,480
Kaydon Corp.                                             39,184        1,450,592
Pentair, Inc.                                            36,684          960,754
Roper Industries, Inc.                                   23,206        1,038,236
Snap-on, Inc.                                            16,892          752,539
                                                                  --------------
                                                                       5,964,094
MEDICAL-HOSPITALS - 0.57%
RehabCare Group, Inc. *                                  47,613          623,730

SPECIAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 3.02%
Gibraltar Industries, Inc.                               51,129   $    1,134,041
Mueller Industries, Inc.                                 26,123          918,746
RBC Bearings, Inc. *                                     14,400          347,760
Timken Company                                           31,515          938,517
                                                                  --------------
                                                                       3,339,064
MINING - 0.29%
Meridian Gold, Inc. *                                    13,060          324,672

MUTUAL FUNDS - 5.85%
iShares Nasdaq Biotechnology Index Fund *                15,758        1,162,625
iShares Russell 2000 Value Index Fund                    71,796        5,294,955
                                                                  --------------
                                                                       6,457,580
OFFICE FURNISHINGS & SUPPLIES - 0.78%
United Stationers, Inc. *                                18,623          866,156

PETROLEUM SERVICES - 0.24%
Superior Well Services, Inc. * (a)                       13,262          262,588

PHARMACEUTICALS - 0.53%
Bentley Pharmaceuticals, Inc. * (a)                      49,198          590,376

RAILROADS & EQUIPMENT - 0.98%
Wabtec Corp.                                             40,083        1,087,452

REAL ESTATE - 5.33%
American Land Lease, Inc., REIT                          18,428          437,665
Cousins Properties, Inc., REIT                           32,686        1,118,188
Duke Realty Corp., REIT                                  11,995          448,013
Host Hotels & Resorts, Inc., REIT                        38,282          877,806
LaSalle Hotel Properties, REIT                           26,656        1,155,271
Liberty Property Trust, REIT (a)                         10,662          509,537
Pan Pacific Retail Properties, Inc., REIT                19,364        1,344,249
                                                                  --------------
                                                                       5,890,729
RETAIL TRADE - 3.31%
Cato Corp., Class A                                      48,348        1,059,305
Deb Shops, Inc.                                          36,699          940,962
Dillard's, Inc., Class A                                 28,120          920,368
The Buckle, Inc.                                         19,292          731,938
                                                                  --------------
                                                                       3,652,573
SEMICONDUCTORS - 3.17%
Exar Corp. *                                             80,677        1,072,197
Kulicke & Soffa Industries, Inc. *                      126,100        1,114,724
OmniVision Technologies, Inc. *                          57,500          820,525
Verigy, Ltd. *                                           30,300          492,678
                                                                  --------------
                                                                       3,500,124
SOFTWARE - 1.92%
Dendrite International, Inc. *                           41,949          410,261
EPIQ Systems, Inc. * (a)                                 44,381          652,845
Lawson Software, Inc. *                                 146,300        1,060,675
                                                                  --------------
                                                                       2,123,781
TIRES & RUBBER - 0.34%
Cooper Tire & Rubber Company (a)                         37,240          374,634

TRANSPORTATION - 1.06%
Kirby Corp. *                                            37,452        1,173,371

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT - 1.00%
Arkansas Best Corp.                                      25,654   $    1,103,892
                                                                  --------------
TOTAL COMMON STOCKS (Cost $97,341,623)                            $  102,075,643
                                                                  --------------
SHORT TERM INVESTMENTS - 7.77%
State Street Navigator Securities Lending
   Prime Portfolio (c)                           $    8,580,843   $    8,580,843
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $8,580,843)                                                 $    8,580,843
                                                                  --------------
REPURCHASE AGREEMENTS - 13.40%
Repurchase Agreement with State Street
   Corp. dated 09/29/2006 at 3.95% to be
   repurchased at $14,815,875 on
   10/02/2006, collateralized by
   $14,140,000 Federal Home Loan Mortgage
   Corp., 7.00% due 03/15/2010 (valued at
   $15,112,125, including interest) (c)          $   14,811,000   $   14,811,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,811,000)                                                $   14,811,000
                                                                  --------------
TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
   (COST $120,733,466) - 113.56%                                  $  125,467,486
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (13.56)%                                                          (14,983,842)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  110,483,644
                                                                  ==============

SPECTRUM INCOME TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 17.66%

AEROSPACE - 0.14%
Raytheon Company                                         22,900   $    1,099,429

ALUMINUM - 0.09%
Alcoa, Inc.                                              26,200          734,648

AMUSEMENT & THEME PARKS - 0.16%
Walt Disney Company                                      41,400        1,279,674

AUTO PARTS - 0.10%
Genuine Parts Company                                    18,400          793,592

AUTOMOBILES - 0.05%
Ford Motor Company (a)                                   43,500          351,915

BANKING - 0.71%
AmSouth Bancorp.                                            335            9,728
Bank of America Corp.                                    22,760        1,219,253
Bank of Ireland                                           1,700           33,257
Citizens Banking Corp. (a)                                  260            6,828
Fifth Third Bancorp. (a)                                 40,100        1,527,008
Mercantile Bankshares Corp.                              11,600          420,732
National City Corp.                                      15,000          549,000
Regions Financial Corp.                                     560           20,602

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
SunTrust Banks, Inc.                                     14,100   $    1,089,648
US Bancorp                                                2,425           80,559
Wells Fargo Company (c)                                  16,000          578,880
                                                                  --------------
                                                                       5,535,495
BIOTECHNOLOGY - 0.07%
MedImmune, Inc. * (a)                                    19,400          566,674

BROADCASTING - 0.14%
CBS Corp., Class B                                       37,600        1,059,192

BUILDING MATERIALS & CONSTRUCTION - 0.03%
Masco Corp.                                               9,800          268,716

BUSINESS SERVICES - 0.12%
H & R Block, Inc.                                        43,200          939,168

CABLE AND TELEVISION - 0.59%
Comcast Corp., Class A *                                 19,400          714,890
EchoStar Communications Corp., Class A *                 13,900          455,086
Rogers Communications, Inc.                              12,425          681,760
Time Warner, Inc.                                        96,500        1,759,195
Viacom, Inc. *                                           26,700          992,706
                                                                  --------------
                                                                       4,603,637
CELLULAR COMMUNICATIONS - 0.14%
Crown Castle International Corp. *                        8,400          296,016
Motorola, Inc. (a)                                       31,400          785,000
                                                                  --------------
                                                                       1,081,016
CHEMICALS - 0.22%
Chemtura Corp.                                           27,300          236,691
E.I. Du Pont De Nemours & Company                        33,510        1,435,568
Hercules, Inc. *                                          4,100           64,657
                                                                  --------------
                                                                       1,736,916
COMPUTERS & BUSINESS EQUIPMENT - 0.48%
Cisco Systems, Inc. *                                    49,700        1,143,100
Dell, Inc. *                                             45,100        1,030,084
International Business Machines Corp.                    19,300        1,581,442
                                                                  --------------
                                                                       3,754,626
CONSTRUCTION MATERIALS - 0.11%
Vulcan Materials Company                                 11,400          892,050

COSMETICS & TOILETRIES - 0.62%
Avon Products, Inc.                                      35,700        1,094,562
Colgate-Palmolive Company                                28,900        1,794,690
International Flavors & Fragrances, Inc.                 27,100        1,071,534
Kimberly-Clark Corp. (a)                                 13,400          875,824
                                                                  --------------
                                                                       4,836,610
DOMESTIC OIL - 0.13%
Murphy Oil Corp.                                         21,000          998,550

DRUGS & HEALTH CARE - 0.21%
Wyeth                                                    31,600        1,606,544

ELECTRICAL EQUIPMENT - 0.09%
Cooper Industries, Ltd., Class A                          8,200          698,804

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 0.38%
Entergy Corp.                                            16,200   $    1,267,326
FirstEnergy Corp.                                        15,700          877,002
Pinnacle West Capital Corp.                              11,400          513,570
TECO Energy, Inc.                                        16,900          264,485
                                                                  --------------
                                                                       2,922,383
ELECTRONICS - 0.10%
Sony Corp. (a)                                           19,900          806,119

ENERGY - 0.43%
Duke Energy Corp.                                        47,770        1,442,654
Progress Energy, Inc. (a)                                22,000          998,360
Xcel Energy, Inc. (a)                                    42,745          882,684
                                                                  --------------
                                                                       3,323,698
FINANCIAL SERVICES - 1.52%
Charles Schwab Corp.                                     77,500        1,387,250
Citigroup, Inc.                                          13,905          690,661
Federal National Mortgage Association                    13,300          743,603
Janus Capital Group, Inc.                                11,000          216,920
JPMorgan Chase & Company                                 78,610        3,691,526
Mellon Financial Corp.                                   41,300        1,614,830
Morgan Stanley                                           31,200        2,274,792
State Street Corp. (c)                                   19,500        1,216,800
Washington Mutual, Inc. (a)                                 205            8,911
                                                                  --------------
                                                                      11,845,293
FOOD & BEVERAGES - 0.63%
Campbell Soup Company                                    20,000          730,000
General Mills, Inc.                                      22,800        1,290,480
McCormick & Company, Inc.                                16,800          638,064
Sara Lee Corp.                                           14,800          237,836
Sysco Corp.                                              12,200          408,090
The Coca-Cola Company                                    35,500        1,586,140
                                                                  --------------
                                                                       4,890,610
GAS & PIPELINE UTILITIES - 0.20%
NiSource, Inc.                                           63,395        1,378,207
Williams Companies, Inc.                                  8,255          197,047
                                                                  --------------
                                                                       1,575,254
HEALTHCARE PRODUCTS - 0.43%
Baxter International, Inc.                               20,500          931,930
Boston Scientific Corp. *                                57,500          850,425
Johnson & Johnson                                        23,800        1,545,572
                                                                  --------------
                                                                       3,327,927
HOLDINGS COMPANIES/CONGLOMERATES - 0.52%
General Electric Company                                114,700        4,048,910

HOMEBUILDERS - 0.07%
D.R. Horton, Inc.                                        22,500          538,875

HOUSEHOLD PRODUCTS - 0.29%
Fortune Brands, Inc.                                     11,600          871,276
Newell Rubbermaid, Inc.                                  49,400        1,399,008
                                                                  --------------
                                                                       2,270,284

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 0.24%

Deere & Company                                          11,300   $      948,183
Pall Corp.                                               30,700          945,867
                                                                  --------------
                                                                       1,894,050
INSURANCE - 1.02%
American International Group, Inc.                       27,200        1,802,272
Chubb Corp.                                              12,400          644,304
Lincoln National Corp.                                   21,000        1,303,680
Marsh & McLennan Companies, Inc.                         76,500        2,153,475
St. Paul Travelers Companies, Inc.                       24,600        1,153,494
UnumProvident Corp.                                      45,700          886,123
                                                                  --------------
                                                                       7,943,348
INTERNATIONAL OIL - 0.89%
Anadarko Petroleum Corp.                                 21,600          946,728
ChevronTexaco Corp.                                      41,040        2,661,854
Hess Corp.                                               31,740        1,314,671
Royal Dutch Shell PLC, ADR                               30,300        2,002,830
                                                                  --------------
                                                                       6,926,083
INVESTMENT COMPANIES - 0.01%
Allied Capital Corp. (a)                                  2,300           69,483

LEISURE TIME - 0.09%
Lakes Gaming, Inc. * (a)                                 18,825          181,849
Regal Entertainment Group, Class A (a)                   27,575          546,537
                                                                  --------------
                                                                         728,386
LIQUOR - 0.21%
Anheuser-Busch Companies, Inc.                           34,400        1,634,344

MANUFACTURING - 0.63%
3M Company                                               15,900        1,183,278
Eaton Corp.                                               8,000          550,800
Honeywell International, Inc.                            44,700        1,828,230
Illinois Tool Works, Inc.                                 6,000          269,400
Tyco International, Ltd.                                 38,200        1,069,218
                                                                  --------------
                                                                       4,900,926
NEWSPAPERS - 0.28%
Dow Jones & Company, Inc. (a)                            29,200          979,368
The New York Times Company, Class A (a)                  52,700        1,211,046
                                                                  --------------
                                                                       2,190,414
OFFICE FURNISHINGS & SUPPLIES - 0.15%
Avery Dennison Corp.                                     18,900        1,137,213

PAPER - 0.37%
International Paper Company                              65,365        2,263,590
MeadWestvaco Corp.                                       21,960          582,160
                                                                  --------------
                                                                       2,845,750
PETROLEUM SERVICES - 0.61%
BP PLC, SADR                                             17,500        1,147,650
Exxon Mobil Corp.                                        39,000        2,616,900
Schlumberger, Ltd.                                       15,900          986,277
                                                                  --------------
                                                                       4,750,827
PHARMACEUTICALS - 1.13%
Abbott Laboratories                                      24,100        1,170,296

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Bristol-Myers Squibb Company                             40,300   $    1,004,276
Eli Lilly & Company                                      28,900        1,647,300
Merck & Company, Inc.                                    55,985        2,345,772
Pfizer, Inc.                                             68,670        1,947,481
Schering-Plough Corp.                                    29,400          649,446
                                                                  --------------
                                                                       8,764,571
PHOTOGRAPHY - 0.12%
Eastman Kodak Company (a)                                40,500          907,200

PUBLISHING - 0.23%
Tribune Company (a)                                      55,800        1,825,776

RAILROADS & EQUIPMENT - 0.32%
Norfolk Southern Corp.                                   14,200          625,510
Union Pacific Corp.                                      21,100        1,856,800
                                                                  --------------
                                                                       2,482,310
REAL ESTATE - 0.03%
Simon Property Group, Inc., REIT                          1,400          126,868
Weingarten Realty Investors, REIT                         2,210           95,074
                                                                  --------------
                                                                         221,942
RETAIL TRADE - 0.42%
Home Depot, Inc.                                         36,800        1,334,736
RadioShack Corp. (a)                                     21,600          416,880
Wal-Mart Stores, Inc.                                    30,300        1,494,396
                                                                  --------------
                                                                       3,246,012
SANITARY SERVICES - 0.15%
Synagro Technologies, Inc. (a)                           22,850           96,427
Waste Management, Inc.                                   30,100        1,104,068
                                                                  --------------
                                                                       1,200,495
SEMICONDUCTORS - 0.19%
Analog Devices, Inc.                                     27,100          796,469
Intel Corp.                                              32,500          668,525
                                                                  --------------
                                                                       1,464,994
SOFTWARE - 0.31%
Microsoft Corp.                                          88,900        2,429,637

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.21%
Citizens Communications Company                          16,425          230,607
Lucent Technologies, Inc. *                             145,400          340,236
Nokia Oyj, SADR                                          55,400        1,090,826
                                                                  --------------
                                                                       1,661,669
TELEPHONE - 1.01%
ALLTEL Corp.                                             20,400        1,132,200
AT&T, Inc.                                               76,550        2,492,468
Qwest Communications International, Inc. * (a)          159,800        1,393,456
Sprint Nextel Corp.                                      58,400        1,001,560
Verizon Communications, Inc.                             35,600        1,321,828
Windstream Corp. * (a)                                   36,826          485,735
                                                                  --------------
                                                                       7,827,247
TOBACCO - 0.09%
UST, Inc. (a)                                            12,405          680,166

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TOYS, AMUSEMENTS & SPORTING GOODS - 0.18%
Mattel, Inc.                                             70,900   $    1,396,730
                                                                  --------------
TOTAL COMMON STOCKS (Cost $124,887,817)                           $  137,516,182
                                                                  --------------
PREFERRED STOCKS - 0.28%

BROADCASTING - 0.04%
Spanish Broadcasting System, Series B *                     281          311,910

BUILDING MATERIALS & CONSTRUCTION - 0.10%
General Motors Corp., Series B * (a)                     38,000          764,560

ENERGY - 0.04%
NRG Energy, Inc., Series 4 *                                100          124,750
NRG Energy, Inc. * (a)                                      125          156,274
                                                                  --------------
                                                                         281,024
FINANCIAL SERVICES - 0.05%
Ford Motor Company Capital Trust II *                    12,575          422,394

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.05%
Lucent Technologies Capital Trust I *                       400          409,000
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $2,117,777)                          $    2,188,888
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 6.72%

TREASURY INFLATION PROTECTED
   SECURITIES (D) - 0.34%
   1.875% due 07/15/2013 (a)                     $      243,687          237,376
   2.00% due 07/15/2014 to 01/15/2026 (a)             2,218,068        2,170,541
   3.625% due 01/15/2008 (a)                            232,963          234,829
                                                                  --------------
                                                                       2,642,746
U.S. TREASURY BONDS - 3.25%
   4.50% due 02/15/2036 (a)                           1,310,000        1,255,246
   5.375% due 02/15/2031 (a)                          3,192,000        3,447,609
   5.50% due 08/15/2028 (a)                             249,000          271,332
   6.125% due 08/15/2029 (a)                            829,000          977,248
   6.25% due 08/15/2023 to 05/15/2030 (a)             3,658,000        4,380,765
   6.375% due 08/15/2027 (a)                            370,000          444,173
   7.50% due 11/15/2016 (a)                             830,000        1,016,750
   7.875% due 02/15/2021 (a)                          1,176,000        1,545,430
   8.50% due 02/15/2020 (a)                             435,000          592,789
   8.875% due 08/15/2017                                855,000        1,155,119
   8.875% due 02/15/2019 (a)                          1,584,000        2,186,910
   6.00% due 02/15/2026 (a)                           2,665,000        3,049,136
   6.50% due 11/15/2026                                 680,000          823,916
   7.125% due 02/15/2023 (a)                          1,702,000        2,137,872
   7.625% due 02/15/2025 (a)                          1,264,000        1,688,329
   8.00% due 11/15/2021 (a)                             230,000          307,697
                                                                  --------------
                                                                      25,280,321
U.S. TREASURY NOTES - 3.06%
   3.375% due 11/15/2008 (a)                          2,150,000        2,093,730
   3.50% due 05/31/2007 (a)                             200,000          198,062
   3.875% due 09/15/2010 (a)                          1,925,000        1,875,747
   4.00% due 04/15/2010 to 02/15/2015 (a)               750,000          729,678
   4.25% due 08/15/2013 to 11/15/2013 (a)             3,315,000        3,242,784
   4.50% due 11/15/2015 (a)                             960,000          950,699

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS
   (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   4.75% due 05/15/2014                          $      635,000   $      640,383
   5.125% due 05/15/2016 (a)                          2,325,000        2,411,825
   3.50% due 11/15/2006 (a)                           2,295,000        2,291,055
   4.125% due 05/15/2015 (a)                            590,000          569,373
   4.25% due 11/15/2014 (a)                           3,405,000        3,320,672
   4.75% due 03/31/2011 (a)                             170,000          171,043
   4.875% due 02/15/2012 (a)                          4,550,000        4,613,450
   5.75% due 08/15/2010 (a)                             735,000          764,917
                                                                  --------------
                                                                      23,873,418
U.S. TREASURY STRIPS - 0.07%
   zero coupon due 05/15/2020                         1,070,000          552,679
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $51,831,135)                                             $   52,349,164
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.59%

FEDERAL AGRICULTURAL MORTGAGE CORP. - 0.03%
   6.00% due 07/01/2021 to 08/01/2021                   255,419          259,019

FEDERAL FARM CREDIT BANK - 0.07%
   1.875% due 01/16/2007                                550,000          544,607

FEDERAL HOME LOAN BANK - 0.18%
   3.00% due 04/15/2009                                 500,000          477,844
   3.875% due 08/22/2008                                400,000          391,953
   5.25% due 06/18/2014                                 510,000          518,872
                                                                  --------------
                                                                       1,388,669
FEDERAL HOME LOAN MORTGAGE CORP. - 2.08%
   1.00% due 03/01/2036                                 703,691          693,616
   3.55% due 11/15/2007                                 400,000          392,962
   3.625% due 09/15/2008                                400,000          390,014
   4.00% due 12/15/2009                                 365,000          354,913
   4.50% due 10/01/2007 to 09/01/2035                 1,398,190        1,337,607
   4.522% due 09/01/2032                                 48,752           48,642
   4.545% due 09/01/2035                                284,522          275,265
   4.625% due 02/21/2008                                570,000          566,925
   4.72% due 08/01/2035                                 416,053          405,076
   4.788% due 07/01/2035                                 91,781           91,048
   5.00% due 01/01/2009 to 11/01/2035                 5,270,132        5,089,347
   5.055% due 11/01/2035                                241,195          237,044
   5.125% due 02/27/2009 to 07/15/2012                2,595,000        2,614,532
   5.428% due 01/01/2036                                124,820          124,084
   5.50% due 03/01/2018 to 04/01/2029                 1,312,289        1,314,639
   6.00% due 11/01/2011 to 12/01/2033                   249,708          252,328
   6.50% due 05/01/2017 to 01/01/2036                 1,898,474        1,940,219
   7.00% due 02/01/2024 to 06/01/2032                    60,288           62,072
   7.50% due 05/01/2024 to 06/01/2024                     5,383            5,597
   10.50% due 05/01/2019                                    779              792
                                                                  --------------
                                                                      16,196,722
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 6.34%
   1.00% due 10/01/2035 to 08/01/2036                 2,693,873        2,675,090
   3.25% due 08/15/2008                                 680,000          659,163
   3.825% due 10/01/2033                                173,830          169,117

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (CONTINUED)
   3.875% due 07/15/2008                         $      400,000   $      392,456
   4.026% due 07/01/2027                                  2,050            2,063
   4.375% due 09/15/2012                                360,000          349,819
   4.50% due 02/15/2011 to 07/01/2035                 5,159,900        4,947,705
   4.625% due 10/15/2014                                660,000          645,479
   4.694% due 09/01/2035                                466,365          454,546
   4.793% due 11/01/2035                                333,505          331,760
   4.836% due 06/01/2035                                184,458          183,041
   5.00% due 01/01/2009 to 10/01/2035                 3,911,856        3,831,176
   5.00% TBA **                                       1,430,000        1,374,141
   5.319% due 12/01/2035                                206,028          203,968
   5.376% due 12/01/2035                                244,373          242,140
   5.455% due 01/01/2019                                  1,460            1,457
   5.4588% due 02/17/2009 (b)                           220,000          213,413
   5.50% due 07/01/2013 to 01/01/2036                13,137,716       13,028,399
   5.544% due 12/01/2035                                375,155          374,219
   5.685% due 12/01/2035                                125,936          125,831
   5.715% due 01/01/2036                                879,219          880,376
   5.75% due 02/15/2008                                 500,000          504,649
   6.00% due 05/15/2011 to 11/01/2034                 8,544,295        8,653,050
   6.00% TBA **                                       2,834,000        2,849,119
   6.50% due 06/01/2013 to 09/01/2036                 3,238,280        3,302,029
   6.50% TBA **                                         620,000          631,238
   7.00% due 12/01/2029 to 02/01/2030                     2,826            2,914
   7.00% TBA **                                         425,000          436,422
   7.125% due 06/15/2010 to 01/15/2030                1,670,000        1,864,748
                                                                  --------------
                                                                      49,329,528
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 10.89%
   4.00% due 09/15/2018                                 619,031          585,299
   4.50% due 01/15/2019 to 10/20/2035                 1,389,372        1,317,250
   5.00% due 02/15/2018 to 06/20/2036                20,311,128       19,757,462
   5.50% due 02/15/2018 to 09/20/2036                19,109,019       18,969,877
   5.50% TBA **                                       3,757,725        3,730,099
   6.00% due 12/20/2008 to 08/20/2036                14,661,166       14,854,527
   6.00% TBA **                                       6,838,414        6,922,299
   6.50% due 07/15/2009 to 07/20/2035                 8,612,855        8,834,199
   6.50% TBA **                                       2,240,898        2,296,398
   7.00% due 09/15/2012 to 09/20/2036                 5,707,569        5,878,755
   7.50% due 03/15/2007 to 06/15/2032                   640,254          666,002
   8.00% due 08/15/2007 to 06/20/2029                   466,348          492,987
   8.50% due 07/15/2008 to 02/15/2027                   120,172          128,236
   9.00% due 03/15/2009 to 09/15/2024                    67,633           72,308
   9.25% due 10/15/2016 to 12/15/2019                     8,211            8,852
   9.50% due 06/15/2009 to 12/15/2024                    25,814           27,774
   9.75% due 07/15/2017 to 02/15/2021                     6,098            6,707
   10.00% due 02/15/2016 to 03/15/2026                  103,328          114,309
   10.25% due 05/15/2020 to 11/15/2020                    4,097            4,544
   10.50% due 03/15/2014 to 07/15/2019                   14,033           15,603
   11.00% due 12/15/2009 to 07/20/2020                   30,507           33,576
   11.50% due 03/15/2010 to 11/15/2019                   20,377           22,627
   11.75% due 08/15/2013                                  1,550            1,726

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   12.00% due 10/15/2010 to 06/15/2015           $       23,061   $       25,867
   12.25% due 03/15/2014 to 07/20/2015                    2,118            2,336
   12.50% due 04/15/2010 to 07/15/2015                    9,561           10,514
   12.75% due 12/20/2013 to 12/20/2014                    2,033            2,249
   13.00% due 01/15/2011 to 09/20/2015                    8,169            9,114
   13.50% due 05/15/2010 to 01/15/2015                    5,641            6,307
                                                                  --------------
                                                                      84,797,803
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $152,758,667)                                            $  152,516,348
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 13.04%

ARGENTINA - 0.20%
Republic of Argentina
   zero coupon, Step up to 2.5% on
      03/31/2009 due 12/31/2038 (a)                     125,000           54,375
   zero coupon, Step up to 1.18% on
      03/31/2009 due 12/31/2038 (b)            ARS      750,000          120,309
   0.275% due 12/15/2035 (b)                          1,279,893           37,517
   4.50% due 12/15/2035 (a)(b)                   $      400,000           39,760
   5.59% due 08/03/2012 (b)                             575,000          402,212
   5.83% due 12/31/2033 (b)                    ARS      525,000          212,824
   7.00% due 09/12/2013                          $      225,000          208,013
   8.28% due 12/31/2033                                 233,624          224,863
City of Buenos Aires
   7.875% due 04/11/2011                                250,000          249,525
                                                                  --------------
                                                                       1,549,398
AUSTRIA - 0.11%
Republic of Austria
   5.50% due 01/15/2010                        EUR      548,000          735,043
   6.25% due 07/15/2027                                  47,000           79,050
                                                                  --------------
                                                                         814,093
BELGIUM - 0.45%
Kingdom of Belgium
   4.25% due 09/28/2013                                 466,000          611,895
   5.00% due 03/28/2035                                 575,000          857,570
   6.25% due 03/28/2007                               1,562,000        2,006,581
                                                                  --------------
                                                                       3,476,046
BRAZIL - 0.85%
Federative Republic of Brazil
   6.00% due 05/15/2009                        BRL      199,800          132,073
   6.00% due 05/15/2015                               1,703,000        1,059,435
   6.00% due 05/15/2011                                 756,000          525,932
   7.875% due 03/07/2015 (a)                     $       50,000           54,800
   8.00% due 01/15/2018                               1,745,000        1,916,882
   8.00% due 01/15/2018                                 700,000          768,810
   8.75% due 02/04/2025 (a)                             475,000          565,725
   10.00% due 01/01/2014                       BRL    1,936,000          753,386
   10.00% due 01/01/2012                              1,034,350          418,153
   11.00% due 08/17/2040                         $      340,000          442,850
                                                                  --------------
                                                                       6,638,046

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

CANADA - 0.17%
Government of Canada
   4.00% due 09/01/2010 (a)                    CAD      205,000   $      184,555
   5.75% due 06/01/2033                                 285,000          324,177
Province of Quebec
   9.375% due 01/16/2023                                236,000          326,409
Province of Ontario
   5.00% due 03/08/2014                                 545,000          514,579
                                                                  --------------
                                                                       1,349,720
COLOMBIA - 0.08%
Republic of Colombia
   7.375% due 01/27/2017                         $      350,000          364,875
   7.375% due 09/18/2037 (a)                            100,000          101,250
   10.75% due 01/15/2013                                150,000          183,150
                                                                  --------------
                                                                         649,275
DENMARK - 0.07%
Kingdom of Denmark
   5.00% due 11/15/2013                        DKK    2,438,000          448,391
   7.00% due 11/10/2024                                 351,000           83,200
                                                                  --------------
                                                                         531,591
ECUADOR - 0.02%
Republic of Ecuador, Series REGS
   4.00% coupon, Step up to 10.00% on
      08/15/2007 due 08/15/2030 (b)              $       90,000           82,800
   9.375% due 12/15/2015 (a)                            100,000           96,750
                                                                  --------------
                                                                         179,550
FINLAND - 0.02%
Republic of Finland
   5.00% due 07/04/2007                        EUR      131,000          167,872

FRANCE - 1.38%
Government of France
   4.00% due 10/25/2014                               1,130,000        1,464,096
   4.00% due 04/25/2009                               1,100,000        1,409,052
   4.75% due 10/25/2012                               1,085,000        1,457,410
   5.00% due 07/16/2014                                  50,000           65,574
   5.00% due 10/25/2016                                 219,000          306,966
   5.50% due 04/25/2029                                 614,000          960,003
   5.50% due 04/25/2010                               1,575,000        2,122,308
   5.75% due 10/25/2032                               1,140,000        1,868,209
   6.50% due 10/25/2006                                 850,000        1,080,294
                                                                  --------------
                                                                      10,733,912
GERMANY - 2.49%
Federal Republic of Germany
   2.25% due 12/15/2006                               3,000,000        3,797,960
   3.25% due 07/04/2015                               1,462,000        1,795,971
   4.00% due 01/04/2037                               1,585,000        2,045,699
   4.50% due 01/04/2013                               1,330,000        1,766,440
   4.75% due 07/04/2028                                 314,000          446,219
   4.75% due 07/04/2034                                 720,000        1,040,459
   5.25% due 07/04/2010                               1,965,000        2,634,022
   5.50% due 01/04/2031                                 260,000          409,801
   6.00% due 07/04/2007                               1,260,000        1,626,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

GERMANY (CONTINUED)
Federal Republic of Germany (continued)
   6.00% due 01/04/2007                        EUR    3,000,000   $    3,830,120
                                                                  --------------
                                                                      19,392,861
INDONESIA - 0.09%
Republic of Indonesia
   6.875% due 03/09/2017 (a)                     $      650,000          665,577

IRAQ - 0.13%
Republic of Iraq, Series REGS
   5.80% due 01/15/2028 (a)                           1,500,000          982,500

IRELAND - 0.02%
Republic of Ireland
   4.00% due 04/18/2010                        EUR       92,000          118,241

ISRAEL - 0.15%
Israel Government Bond - Shahar,
   Series 2683
   6.50% due 01/31/2016                        ILS    1,400,000          343,738
   7.50% due 03/31/2014                               3,180,000          820,083
                                                                  --------------
                                                                       1,163,821
ITALY - 0.32%
Republic of Italy
   4.25% due 08/01/2014                        EUR      202,000          263,456
   5.00% due 10/15/2007                                 320,000          411,692
   6.00% due 11/01/2007                                 987,000        1,283,500
   6.00% due 05/01/2031                                 261,000          420,261
   7.25% due 11/01/2026                                  73,000          130,951
                                                                  --------------
                                                                       2,509,860
JAMAICA - 0.10%
Government of Jamaica
   9.00% due 06/02/2015                          $      185,000          197,025
   10.625% due 06/20/2017 (a)                           485,000          565,025
                                                                  --------------
                                                                         762,050
JAPAN - 1.51%
Government of Japan
   0.50% due 06/10/2015                        JPY  134,000,000        1,084,253
   1.00% due 12/20/2012                             169,500,000        1,412,538
   1.00% due 06/10/2016                             293,600,000        2,468,305
   1.10% due 09/20/2012                              65,000,000          546,147
   1.30% due 12/20/2013                             133,350,000        1,122,432
   1.40% due 03/21/2011                             228,500,000        1,966,152
   1.90% due 03/20/2025                             174,100,000        1,427,492
   1.90% due 12/20/2010                              33,450,000          293,697
   1.90% due 06/20/2016                              32,200,000          278,827
   2.00% due 06/20/2022                              61,100,000          516,483
   2.00% due 12/20/2033                              58,600,000          454,824
   2.20% due 06/22/2020                              24,200,000          212,097
                                                                  --------------
                                                                      11,783,247
LEBANON - 0.04%
Government of Lebanon
   8.25% due 04/12/2021 (a)                      $      150,000          145,500
   8.50% due 01/19/2016                                 180,000          178,650
                                                                  --------------
                                                                         324,150

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

MALAYSIA - 0.07%
Malaysia Government Bond
   3.756% due 04/28/2011                       MYR      717,000   $      192,828
   6.812% due 11/29/2006                                192,000           52,362
   6.90% due 03/15/2007                               1,161,000          319,569
                                                                  --------------
                                                                         564,759
MEXICO - 0.84%
Government of Mexico
   4.625% due 10/08/2008                         $      355,000          350,207
   6.625% due 03/03/2015 (a)                            110,000          116,875
   6.75% due 09/27/2034                                 575,000          610,363
   7.50% due 04/08/2033                                  55,000           63,442
   8.00% due 12/24/2008                        MXN   10,680,000          979,742
   8.00% due 12/28/2006                               1,490,000          135,968
   8.00% due 12/19/2013                               8,850,000          795,021
   8.125% due 12/30/2019 (a)                     $      155,000          186,000
   9.00% due 12/22/2011                        MXN   23,570,000        2,226,825
   9.00% due 12/20/2012                               3,700,000          350,239
   9.50% due 12/18/2014                               2,130,000          208,199
   10.00% due 12/05/2024                              5,100,000          528,600
                                                                  --------------
                                                                       6,551,481
NETHERLANDS - 0.53%
Kingdom of Netherlands
   5.00% due 07/15/2011                        EUR      181,000          243,279
   5.25% due 07/15/2008                                 321,000          418,607
   5.50% due 01/15/2028                                 132,000          205,215
   5.75% due 02/15/2007                               2,550,000        3,260,778
                                                                  --------------
                                                                       4,127,879
PANAMA - 0.02%
Republic of Panama
   6.70% due 01/26/2036                          $      130,000          128,700

PERU - 0.06%
Republic of Peru
   8.375% due 05/03/2016                                375,000          432,187
   8.75% due 11/21/2033                                  50,000           61,250
                                                                  --------------
                                                                         493,437
PHILIPPINES - 0.10%
Philippine Government International Bond
   7.50% due 09/25/2024 (a)                             185,235          191,255
   7.75% due 01/14/2031                                 125,000          130,469
   9.50% due 02/02/2030                                 170,000          209,525
   10.625% due 03/16/2025                               165,000          219,862
                                                                  --------------
                                                                         751,111
POLAND - 0.69%
Republic of Poland
   5.00% due 10/24/2013                        PLN    5,000,000        1,553,705
   6.00% due 05/24/2009                               3,875,000        1,263,056
   6.00% due 11/24/2010                               7,880,000        2,574,807
                                                                  --------------
                                                                       5,391,568
PORTUGAL - 0.02%
Republic of Portugal
   5.15% due 06/15/2011                        EUR      114,000          153,343

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

RUSSIA - 0.26%
Russian Federation, Series REGS
   5.00% due 03/31/2030                          $    1,780,000   $    1,986,658

SERBIA - 0.13%
Republic of Serbia
   zero coupon, Step up to 6.75% on
      11/01/2009 due 11/01/2024                       1,095,000          968,692

SOUTH AFRICA - 0.17%
Republic of South Africa
   6.50% due 06/02/2014                                 455,000          477,750
   8.50% due 06/23/2017                                 250,000          301,250
Republic of South Africa
   13.00% due 08/31/2010                       ZAR    3,296,000          486,080
   13.50% due 09/15/2015                                450,000          75,833
                                                                  --------------
                                                                       1,340,913
SPAIN - 0.42%
Kingdom of Spain
   4.00% due 01/31/2010                        EUR       45,000           57,807
   5.50% due 03/08/2011                        AUD      540,000          394,690
   5.75% due 07/30/2032                        EUR      123,000          200,677
   6.00% due 01/31/2008                               2,000,000        2,614,334
                                                                  --------------
                                                                       3,267,508
SWEDEN - 0.18%
Kingdom of Sweden
   5.00% due 01/28/2009                        SEK    9,800,000        1,385,872

TURKEY - 0.33%
Republic of Turkey
   6.875% due 03/17/2036                         $      800,000          726,000
   7.375% due 02/05/2025                                 35,000           34,563
   11.50% due 01/23/2012                                100,000          120,310
   14.00% due 01/19/2011                       TRY    2,347,000        1,312,926
   15.00% due 02/10/2010                                350,000          203,300
   20.00% due 10/17/2007                                288,000          206,067
                                                                  --------------
                                                                       2,603,166
UKRAINE - 0.01%
Republic of Ukraine
   7.65% due 06/11/2013                          $      100,000          105,590

UNITED KINGDOM - 0.91%
Government of United Kingdom
   4.25% due 03/07/2011                        GBP    2,770,000        5,086,854
   4.25% due 06/07/2032                               1,070,000        2,031,798
                                                                  --------------
                                                                       7,118,652
URUGUAY - 0.03%
Republic of Uruguay
   7.625% due 03/21/2036                         $      100,000           99,750
   8.00% due 11/18/2022                                 125,000          131,875
                                                                  --------------
                                                                         231,625

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

VIETNAM - 0.07%
Socialist Republic of Vietnam
   6.875% due 01/15/2016                         $      550,000   $      572,218
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $101,269,230)                                               $  101,534,982
                                                                  --------------
CORPORATE BONDS - 27.67%

ADVERTISING - 0.38%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                                400,000          433,000
Advanstar Communications, Inc., Series B
   15.00% due 10/15/2011                                175,000          182,875
Lamar Advertising Company
   2.875% due 12/31/2010 (a)                            375,000          442,305
Lamar Media Corp.
   6.625% due 08/15/2015                                325,000          311,594
R.H. Donnelley Corp.
   10.875% due 12/15/2012                               300,000          330,000
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                              1,275,000        1,278,187
                                                                  --------------
                                                                       2,977,961
AEROSPACE - 0.37%
BE Aerospace, Inc., Series B
   8.875% due 05/01/2011                                200,000          208,000
Boeing Capital Corp.
   6.10% due 03/01/2011 (a)                             330,000          341,820
Boeing Company
   8.75% due 08/15/2021                                  45,000           59,441
GenCorp, Inc.
   9.50% due 08/15/2013                                 575,000          598,000
Moog, Inc.
   6.25% due 01/15/2015                                 225,000          214,875
Northrop Grumman Corp.
   7.125% due 02/15/2011                                330,000          353,350
   7.75% due 03/01/2016                                  30,000           34,955
Raytheon Company
   6.15% due 11/01/2008 (a)                             245,000          249,226
Rolls-Royce Group PLC, EMTN
   4.50% due 03/16/2011                        EUR       50,000           64,484
Sequa Corp.
   9.00% due 08/01/2009                          $       25,000           26,531
TransDigm, Inc.
   7.75% due 07/15/2014                                 375,000          377,813
United Technologies Corp.
   4.375% due 05/01/2010                                250,000          244,160
   5.40% due 05/01/2035                                 100,000           97,022
                                                                  --------------
                                                                       2,869,677
AGRICULTURE - 0.16%
Bunge, Ltd.
   4.375% due 12/15/2008                                445,000          434,636
Case New Holland, Inc.
   9.25% due 08/01/2011                                 300,000          318,000
Phosphate Resource Partners LP
   7.00% due 02/15/2008                                 100,000          100,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AGRICULTURE (CONTINUED)
Terra Capital, Inc.
   11.50% due 06/01/2010                         $      350,000   $      380,625
                                                                  --------------
                                                                       1,234,011
AIR TRAVEL - 0.01%
Air Jamaica, Ltd., Series REGS
   9.375% due 07/08/2015                                 50,000           52,675

ALUMINUM - 0.10%
Alcoa, Inc.
   4.25% due 08/15/2007                                 145,000          143,190
   6.00% due 01/15/2012 (a)                             310,000          319,218
Century Aluminum Company
   7.50% due 08/15/2014                                 300,000          300,000
                                                                  --------------
                                                                         762,408
AMUSEMENT & THEME PARKS - 0.04%
Universal City Development Partners
   11.75% due 04/01/2010                                325,000          350,188

APPAREL & TEXTILES - 0.19%
Broder Brothers, Series B
   11.25% due 10/15/2010                                200,000          195,000
Collins & Aikman Floorcoverings, Inc.
   9.75% due 02/15/2010 (a)                             275,000          273,625
Federated Department Stores, Inc.
   6.625% due 09/01/2008                                100,000          101,983
INVISTA
   9.25% due 05/01/2012                                 650,000          687,375
Rafaella Apparel Group, Inc.
   11.25% due 06/15/2011                                250,000          245,625
                                                                  --------------
                                                                       1,503,608
AUTO PARTS - 0.10%
Accuride Corp.
   8.50% due 02/01/2015                                 225,000          209,250
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                                 50,000            47,875
Lear Corp., Series B
   8.11% due 05/15/2009 (a)                             125,000          120,625
Tenneco Automotive, Inc.
   8.625% due 11/15/2014 (a)                            375,000          370,312
                                                                  --------------
                                                                         748,062
AUTO SERVICES - 0.18%
Adesa, Inc.
   7.625% due 06/15/2012                                200,000          197,000
Erac USA Finance Company
   7.95% due 12/15/2009                                 260,000          279,035
Hertz Corp., Class A
   8.875% due 01/01/2014                                575,000          602,313
   10.50% due 01/01/2016                                325,000          357,500
                                                                  --------------
                                                                       1,435,848
AUTOMOBILES - 0.24%
AutoNation, Inc.
   7.00% due 04/15/2014                                 550,000          548,625
   7.5069% due 04/15/2013 (b)                           100,000          101,250
DaimlerChrysler N.A. Holding Corp.
   6.50% due 11/15/2013 (a)                             450,000          461,461

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AUTOMOBILES (CONTINUED)
DaimlerChrysler N.A. Holding Corp.
   (continued)
   8.50% due 01/18/2031                          $       55,000   $       65,363
DaimlerChrysler N.A. Holding Corp.,
   Series MTN
   5.9175% due 08/03/2009 (b)                           460,000          459,410
ERAC USA Finance Company
   5.60% due 05/01/2015                                 205,000          202,683
                                                                  --------------
                                                                       1,838,792
BANKING - 1.41%
Australia & New Zealand Banking Group,
   Ltd., EMTN
   4.45% due 02/05/2015 (b)                    EUR       83,000          106,968
BAC Capital Trust VI
   5.625% due 03/08/2035 (a)                     $      393,000          362,169
Banca Intesa SpA, EMTN
   5.85% due 05/08/2014 (b)                    EUR       65,000           86,112
Banca Monte dei Paschi di Siena SpA, EMTN
   4.50% due 09/24/2015 (b)                              70,000           89,954
Bank Nederlandse Gemeenten, EMTN
   4.00% due 07/15/2014                                 100,000          127,973
Bank of America Corp.
   5.25% due 02/01/2007 (a)                      $      130,000          129,912
   5.75% due 08/15/2016 (a)                             205,000          208,886
Bank of Ireland
   6.45% due 02/10/2010                        EUR       47,000           64,230
Bank One Corp.
   5.25% due 01/30/2013 (a)                      $      180,000          179,125
Banknorth Capital Trust I, Series B
   10.52% due 05/01/2027                                 20,000           21,490
Banque du Liban, Series ECD
   10.00% due 04/25/2015                                250,000          270,000
Barclays Bank PLC
   5.926% due 12/31/2049 (a)(b)                         200,000          200,260
Barclays Bank PLC, EMTN
   5.75% due 03/08/2011                        EUR       65,000           88,368
BB&T Capital Trust II
   6.75% due 06/07/2036                          $      385,000          412,104
BNP Paribas, EMTN
   5.25% due 12/17/2012                        EUR       70,000           94,958
Colonial Bank, N.A.
   9.375% due 06/01/2011                         $      155,000          175,649
Credit Agricole SA, Series TSDI
   zero coupon, Step up to 6% on
   06/20/2018 due 06/20/2049 (b)               GBP       90,000          159,835
Credit Suisse Group Finance Guernsey, Ltd.
   6.375% due 06/07/2013                       EUR       70,000           99,997
Danske Bank A/S, Series EMTN
   4.25% due 06/20/2016 (b)                              80,000          101,846
Deutsche Bank AG
   5.125% due 01/31/2013                                 68,000           90,989
Greenpoint Capital Trust I
   9.10% due 06/01/2027                          $       20,000           21,267
HBOS PLC
   3.125% due 01/12/2007                                150,000          149,057
   6.00% due 11/01/2033                                 390,000          401,324
HBOS PLC, EMTN
   4.375% due 10/30/2019 (b)                   EUR       93,000          119,173

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
HSBC Bank PLC, EMTN
   4.25% due 03/18/2016 (b)                    EUR       54,000   $       69,047
HSBC Holdings PLC
   6.50% due 05/02/2036                          $      170,000          180,465
   9.875% due 04/08/2018                       GBP       60,000          139,871
Huntington National Bank, Series BKNT
   4.375% due 01/15/2010                         $      180,000          175,123
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                              15,000           14,424
ING Bank NV, EMTN
   5.50% due 01/04/2012                        EUR       70,000           95,002
Islandsbanki HF
   5.6669% due 10/15/2008 (b)                    $      175,000          174,060
Keybank NA
   5.80% due 07/01/2014                                  35,000           35,680
Keybank NA, Series BKNT
   4.412% due 03/18/2008                                 45,000           44,456
KeyCorp, MTN, Series G
   4.70% due 05/21/2009                                  40,000           39,465
KfW Bankengruppe, EMTN
   4.75% due 12/07/2010                        GBP      505,000          934,730
Kreditanstalt fuer Wiederaufbau
   4.70% due 06/02/2037                        CAD      240,000          218,729
Kreditanstalt fuer Wiederaufbau,
   Series EXCH
   5.50% due 12/07/2015                        GBP      385,000          753,437
Landwirtschaftliche Rentenbank, Series 7
   3.75% due 06/15/2009                          $       95,000           92,266
Marshall & Ilsley Bank, Series BKNT
   3.80% due 02/08/2008                                  95,000           93,163
   4.125% due 09/04/2007                                 40,000           39,619
Mizuho Capital Investment EUR 1, Ltd.
   5.02% due 06/29/2049 (b)                    EUR       50,000           63,450
Nordea Bank Finland PLC, EMTN
   5.75% due 03/26/2014 (b)                              50,000           66,195
Northern Rock PLC, EMTN
   5.75% due 02/28/2017                        GBP       92,000          174,303
Northern Trust Company, Series BKNT
   4.60% due 02/01/2013 (a)                      $      100,000           96,390
Northern Trust Corp.
   5.30% due 08/29/2011                                 141,000          141,995
Rabobank Nederland, EMTN
   3.125% due 07/19/2010                       EUR       70,000           86,991
Regions Bank, Series BKNT
   2.90% due 12/15/2006                          $      105,000          104,486
Royal Bank of Scotland PLC, EMTN
   zero coupon, Step up to 6.935% on
      09/08/2014 due 06/29/2049 (b)            GBP       97,000          186,977
Sanpaolo IMI SpA, EMTN
   3.75% due 06/09/2015 (b)                    EUR       57,000           71,494
Standard Chartered Bank, EMTN
   3.625% due 02/03/2017 (b)                             57,000           70,380
Sumitomo Mitsui Banking Corp, Series REGS
   4.375% due 07/29/2049 (b)                             50,000           61,304
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)                     $      200,000          194,644

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Suncorp-Metway, Ltd.
   4.625% due 06/15/2013                         $       25,000   $       24,029
SunTrust Banks, Inc.
   7.75% due 05/01/2010                                 250,000          271,000
Svensk Exportkredit AB
   2.875% due 01/26/2007                                110,000          109,200
Svensk Exportkredit AB, Series GMTN
   4.875% due 09/29/2011                                200,000          198,916
Svenska Handelsbanken, EMTN
   6.125% due 03/29/2049 (b)                   GBP       47,000           89,247
US Bancorp, MTN, Series P
   4.50% due 07/29/2010 (a)                      $      160,000          156,745
US Bank NA
   6.50% due 02/01/2008                                 240,000          243,497
Wachovia Bank NA, Series BKNT
   4.875% due 02/01/2015 (a)                            350,000          337,102
Wachovia Corp.
   5.42% due 07/20/2007 (b)                              55,000           55,055
   5.50% due 08/01/2035 (a)                             100,000           94,612
   6.40% due 04/01/2008                                 170,000          173,207
Webster Capital Trust II, Series B
   10.00% due 04/01/2027                                 30,000           31,853
Webster Financial Corp.
   5.125% due 04/15/2014                                180,000          173,180
Wells Fargo Bank NA
   4.75% due 02/09/2015                                 260,000          249,114
Wells Fargo Company
   4.20% due 01/15/2010                                 175,000          170,015
   4.875% due 01/12/2011                                210,000          208,005
Westpac Banking Corp.
   2.875% due 06/25/2008                       EUR       20,000           25,010
World Savings Bank FSB, Series BKNT
   4.125% due 12/15/2009                         $      180,000          174,776
                                                                  --------------
                                                                      10,964,355
BIOTECHNOLOGY - 0.05%
Amgen, Inc.
   4.00% due 11/18/2009 (a)                             110,000          106,632
Genentech, Inc.
   4.40% due 07/15/2010 (a)                             110,000          107,323
   4.75% due 07/15/2015 (a)                             175,000          168,061
                                                                  --------------
                                                                         382,016
BROADCASTING - 0.48%
Allbritton Communications Company
   7.75% due 12/15/2012 (a)                             750,000          755,625
Canadian Satellite Radio Holdings,
   Inc., ADR
   12.75% due 02/15/2014                                225,000          222,187
CanWest Media, Inc.
   8.00% due 09/15/2012                                 375,000          370,313
Fisher Communications, Inc.
   8.625% due 09/15/2014                                200,000          207,500
Gray Television, Inc.
   9.25% due 12/15/2011                                 650,000          680,062
Liberty Media Corp.
   4.00% due 11/15/2029                                 550,000          365,063

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
LIN Television Corp.
   2.50% due 05/15/2033                          $       68,000   $       62,730
News America, Inc.
   6.20% due 12/15/2034 (a)                             180,000          171,923
   7.375% due 10/17/2008                                110,000          114,253
Sirius Satellite Radio, Inc.
   9.625% due 08/01/2013 (a)                            400,000          391,000
Viacom, Inc.
   5.75% due 04/30/2011                                 310,000          309,382
XM Satellite Radio, Inc.
   9.75% due 05/01/2014                                 100,000           95,500
                                                                  --------------
                                                                       3,745,538
BUILDING MATERIALS & CONSTRUCTION - 0.32%
Brand Services, Inc.
   12.00% due 10/15/2012                                300,000          336,834
Building Materials Corporation of America
   7.75% due 08/01/2014                                 600,000          532,500
Columbus McKinnon Corp.
   8.875% due 11/01/2013                                250,000          255,625
CRH America, Inc.
   6.00% due 09/30/2016                                 240,000          240,336
   6.40% due 10/15/2033                                  55,000           54,510
Interline Brands, Inc.
   8.125% due 06/15/2014                                450,000          455,625
Lafarge SA
   6.15% due 07/15/2011                                 130,000          132,791
Texas Industries, Inc.
   7.25% due 07/15/2013                                 475,000          475,000
                                                                  --------------
                                                                       2,483,221
BUILDINGS - 0.04%
D.R. Horton, Inc.
   4.875% due 01/15/2010                                 65,000           63,138
   5.625% due 09/15/2014                                265,000          249,844
                                                                  --------------
                                                                         312,982
BUSINESS SERVICES - 0.67%
Affinity Group, Inc.
   9.00% due 02/15/2012                                 325,000          325,000
   10.875% due 02/15/2012                               111,170          105,612
Dun & Bradstreet Corp.
   5.50% due 03/15/2011                                 120,000          120,794
FTI Consulting, Inc.
   7.625% due 06/15/2013                                350,000          353,500
   7.75% due 10/01/2016                                 250,000          252,500
GTECH Holdings Corp.
   4.50% due 12/01/2009                                 215,000          215,654
   4.75% due 10/15/2010                                 25,000            25,109
Insurance Auto Auctions, Inc.
   11.00% due 04/01/2013                                225,000          223,875
Invensys PLC
   9.875% due 03/15/2011 (a)                            450,000          486,000
iPayment, Inc.
   9.75% due 05/15/2014                                 400,000          408,000
Nebraska Book Company, Inc.
   8.625% due 03/15/2012                                400,000          375,000

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                         $      977,000   $    1,011,195
Universal Compression, Inc.
   7.25% due 05/15/2010                                 125,000          125,937
Xerox Corp.
   6.40% due 03/15/2016                                 300,000          298,500
   6.75% due 02/01/2017                                 755,000          766,325
   7.625% due 06/15/2013                                125,000          131,250
                                                                  --------------
                                                                       5,224,251
CABLE AND TELEVISION - 1.08%
Charter Communications Operating LLC
   8.00% due 04/30/2012                               1,125,000        1,133,437
Comcast Cable Communications, Inc.
   8.375% due 05/01/2007                                200,000          203,391
Comcast Corp.
   4.95% due 06/15/2016                                 313,000          291,844
Cox Communications, Inc.
   7.125% due 10/01/2012 (a)                            284,000          302,666
   7.75% due 11/01/2010                                 100,000          107,919
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                115,000          112,839
CSC Holdings, Inc.
   7.25% due 07/15/2008                                 725,000          732,250
DirecTV Holdings LLC
   6.375% due 06/15/2015                                800,000          752,000
   8.375% due 03/15/2013                                175,000          181,344
E.W. Scripps Company
   4.30% due 06/30/2010                                  45,000           43,304
EchoStar Communications Corp.
   5.75% due 05/15/2008 (a)                             125,000          125,313
Echostar DBS Corp.
   5.75% due 10/01/2008                                  15,000           14,869
   6.625% due 10/01/2014                                400,000          380,500
EchoStar DBS Corp., Series 144A
   7.00% due 10/01/2013                                 150,000          146,625
Kabel Deutschland GMBH
   10.625% due 07/01/2014                               275,000          294,937
News America, Inc.
   6.40% due 12/15/2035 (a)                             200,000          196,146
Rainbow National Services LLC
   8.75% due 09/01/2012                                  75,000           80,250
Rogers Cable, Inc.
   5.50% due 03/15/2014                                 140,000          131,600
   6.75% due 03/15/2015                                 375,000          378,750
Shaw Communications, Inc.
   7.40% due 10/17/2007                        CAD       40,000           36,814
   8.25% due 04/11/2010                          $      100,000          105,500
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                               1,025,000        1,039,094
   8.75% due 12/15/2011                                 100,000          104,250
Superior Essex Communications &
   Essex Group, Inc.
   9.00% due 04/15/2012                                 225,000          228,375
Time Warner Entertainment Company LP
   7.25% due 09/01/2008                                 345,000          356,283

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Time Warner Entertainment Company, LP
   8.375% due 03/15/2023                         $      389,000   $      449,246
Videotron LTEE
   6.375% due 12/15/2015                                100,000           94,750
   6.875% due 01/15/2014                                360,000          354,600
                                                                  --------------
                                                                       8,378,896
CELLULAR COMMUNICATIONS - 1.13%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                375,000          409,687
America Movil SA de CV
   6.375% due 03/01/2035                                173,000          165,337
American Cellular Corp.
   10.00% due 08/01/2011                                200,000          209,500
American Tower Corp.
   3.00% due 08/15/2012                                 275,000          515,625
   7.125% due 10/15/2012                                200,000          205,000
   7.25% due 12/01/2011                                 175,000          180,250
   7.50% due 05/01/2012 (a)                              25,000           25,688
AT&T Broadband Corp.
   8.375% due 03/15/2013                                431,000          491,636
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                350,000          383,283
Centennial Communications Corp.
   10.00% due 01/01/2013 (a)                            150,000          151,875
   10.125% due 06/15/2013                               475,000          504,687
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                  5,000            5,628
Digicel, Ltd.
   9.25% due 09/01/2012                                 450,000          466,875
Dobson Cellular Systems, Inc.
   8.875% due 10/01/2013 (a)                            175,000          173,469
   9.875% due 11/01/2012                                200,000          214,500
Horizon PCS, Inc.
   11.375% due 07/15/2012                               125,000          140,312
mmO2 PLC, EMTN
   6.375% due 01/25/2007                       EUR       32,000           40,920
Motorola, Inc.
   7.50% due 05/15/2025 (a)                      $       55,000           63,587
Nextel Communications, Inc.
   6.875% due 10/31/2013                              1,185,000        1,206,262
   7.375% due 08/01/2015                                410,000          423,013
Nextel Partners, Inc.
   8.125% due 07/01/2011                                175,000          183,750
Rogers Wireless, Inc.
   6.375% due 03/01/2014                                400,000          398,500
   7.50% due 03/15/2015                                  50,000           53,375
   8.00% due 12/15/2012                               1,075,000        1,142,187
   9.625% due 05/01/2011                                175,000          197,750
Rural Cellular Corp.
   9.875% due 02/01/2010                                125,000          130,312
   10.898% due 11/01/2012                                75,000           77,344
UbiquiTel Operating Company
   9.875% due 03/01/2011                                255,000          276,675
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                225,000          247,500

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                         $      140,000   $      139,950
                                                                  --------------
                                                                       8,824,477
CHEMICALS - 0.16%
Crystal US Holdings 3
   LLC/Crystal US Sub 3 Corp., Series A
   zero coupon, Step up to 10% on
   10/01/2009 due 10/01/2014                             75,000           60,187
Domtar, Inc.
   7.875% due 10/15/2011 (a)                            200,000          199,000
Dow Chemical Company
   6.125% due 02/01/2011 (a)                            110,000          113,414
Dow Chemical Company, EMTN
   4.375% due 06/25/2010                       EUR       70,000           89,825
Hercules, Inc.
   6.75% due 10/15/2029                          $      175,000          166,469
Huntsman LLC
   11.625% due 10/15/2010                               150,000          165,750
IMC Global, Inc.
   10.875% due 08/01/2013                                25,000           27,875
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                75,000           79,969
   11.25% due 06/01/2011                                 25,000           26,406
Lubrizol Corp.
   4.625% due 10/01/2009 (a)                             55,000           53,955
   5.875% due 12/01/2008                                180,000          181,562
Praxair, Inc.
   4.75% due 07/15/2007                                  75,000           74,686
Rockwood Specialties Group, Inc.
   10.625% due 05/15/2011                                25,000           26,750
                                                                  --------------
                                                                       1,265,848
COAL - 0.11%
Alpha Natural Resources LLC
   10.00% due 06/01/2012                                350,000          376,250
Foundation PA Coal Company
   7.25% due 08/01/2014                                 450,000          452,250
Massey Energy Company
   6.625% due 11/15/2010                                 20,000           19,500
                                                                  --------------
                                                                         848,000
COMMERCIAL SERVICES - 0.08%
Brickman Group, Ltd., Series B
   11.75% due 12/15/2009                                400,000          427,000
Mac-Gray Corp.
   7.625% due 08/15/2015                                225,000          229,500
                                                                  --------------
                                                                         656,500
COMPUTERS & BUSINESS EQUIPMENT - 0.21%
Broadview Networks Holdings, Inc.
   11.375% due 09/01/2012                               225,000          228,938
Cisco Systems, Inc.
   5.25% due 02/22/2011                                 255,000          256,073
Hewlett-Packard Company
   5.50% due 07/01/2007                                 200,000          200,184
International Business Machines Corp., MTN
   2.375% due 11/01/2006                                100,000           99,779

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
International Business Machines Corp., MTN
   (continued)
   3.80% due 02/01/2008                          $      155,000   $      152,045
Unisys Corp.
   6.875% due 03/15/2010                                225,000          212,625
   7.875% due 04/01/2008                                425,000          423,937
   8.00% due 10/15/2012                                  50,000           46,750
                                                                  --------------
                                                                       1,620,331
CONSTRUCTION & MINING EQUIPMENT - 0.06%
JLG Industries, Inc.
   8.375% due 06/15/2012                                325,000          338,000
Terex Corp.
   7.375% due 01/15/2014                                100,000          100,500
                                                                  --------------
                                                                         438,500
CONTAINERS & GLASS - 0.53%
Ball Corp.
   6.875% due 12/15/2012                                625,000          629,688
Berry Plastics Holding Corp.
   8.875% due 09/15/2014                                250,000          251,250
   9.265% due 09/15/2014 (a)(b)                         150,000          150,750
BWAY Corp.
   10.00% due 10/15/2010                                275,000          288,406
Graham Packaging Company
   8.50% due 10/15/2012                                  50,000           49,500
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                 275,000          281,187
   9.50% due 08/15/2013 (a)                              50,000           51,125
Greif, Inc.
   8.875% due 08/01/2012                                200,000          209,000
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                 550,000          563,750
   8.75% due 11/15/2012                                 295,000          311,225
   8.875% due 02/15/2009                                325,000          333,937
Owens-Illinois, Inc.
   7.35% due 05/15/2008 (a)                              50,000           50,375
Sealed Air Corp.
   5.375% due 04/15/2008                                200,000          199,712
Silgan Holdings, Inc.
   6.75% due 11/15/2013                                 175,000          172,813
Stone Container Corp.
   8.375% due 07/01/2012                                400,000          384,000
   9.75% due 02/01/2011                                  64,000           65,920
Stone Container Finance
   7.375% due 07/15/2014                                125,000          113,750
                                                                  --------------
                                                                       4,106,388
COSMETICS & TOILETRIES - 0.02%
Chattem, Inc.
   7.00% due 03/01/2014 (a)                             200,000          193,250

CRUDE PETROLEUM & NATURAL GAS - 0.98%
Amerada Hess Corp.
   7.375% due 10/01/2009                                 65,000           68,667
   7.875% due 10/01/2029                                359,000          424,241

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
AmeriGas Partners LP
   7.25% due 05/20/2015                          $      925,000   $      921,531
Atlantic Richfield Corp.
   9.125% due 03/01/2011                                 95,000          109,919
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                 300,000          297,750
Chesapeake Energy Corp.
   6.50% due 08/15/2017                               1,005,000          942,187
   6.625% due 01/15/2016                                100,000           96,500
   6.875% due 11/15/2020                                650,000          614,250
Clayton Williams Energy, Inc.
   7.75% due 08/01/2013                                 325,000          292,500
Compton Petroleum Finance Corp.
   7.625% due 12/01/2013                                550,000          530,750
Denbury Resources, Inc.
   7.50% due 04/01/2013                                 225,000          225,000
   7.50% due 12/15/2015                                 400,000          400,000
EnCana Corp.
   4.60% due 08/15/2009 (a)                             165,000          162,014
   6.50% due 08/15/2034                                  40,000           41,546
EnCana Holdings Finance Corp.
   5.80% due 05/01/2014                                 370,000          372,842
Encore Acquisition Company
   7.25% due 12/01/2017                                 325,000          312,813
Hilcorp Energy I LP
   7.75% due 11/01/2015                                 425,000          411,187
   10.50% due 09/01/2010                                300,000          322,875
Massey Energy Company
   6.875% due 12/15/2013                                200,000          181,000
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                475,000          477,375
Plains Exploration & Production Company
   8.75% due 07/01/2012                                 250,000          264,375
Range Resources Corp.
   7.50% due 05/15/2016                                  25,000           25,125
Sempra Energy
   5.8625% due 05/21/2008 (b)                           150,000          150,204
                                                                  --------------
                                                                       7,644,651
DOMESTIC OIL - 0.43%
ConocoPhillips
   5.90% due 10/15/2032 (a)                             150,000          153,424
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                820,000          872,645
   7.875% due 09/30/2031                                155,000          188,905
Diamond Offshore Drilling, Inc.
   4.875% due 07/01/2015                                220,000          208,056
   5.15% due 09/01/2014                                 375,000          363,886
Forest Oil Corp.
   8.00% due 12/15/2011                                 350,000          362,250
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                 175,000          185,062
Range Resources Corp.
   6.375% due 03/15/2015                                625,000          593,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Swift Energy Company
   9.375% due 05/01/2012 (a)                     $       50,000   $       52,750
Valero Energy Corp.
   3.50% due 04/01/2009 (a)                             295,000          282,689
   4.75% due 04/01/2014 (a)                              55,000           51,977
                                                                  --------------
                                                                       3,315,394
DRUGS & HEALTH CARE - 0.05%
Biovail Corp.
   7.875% due 04/01/2010                                150,000          150,000
CVS Corp.
   3.875% due 11/01/2007 (a)                            245,000          240,890
                                                                  --------------
                                                                         390,890
EDUCATIONAL SERVICES - 0.18%
AAC Group Holding Corp.
   zero coupon, Step up to 10.25% on
      10/01/2008 due 10/01/2012                         200,000          166,000
Education Management Corp.
   10.25% due 06/01/2016                              1,200,000        1,227,000
                                                                  --------------
                                                                       1,393,000
ELECTRICAL EQUIPMENT - 0.10%
Exelon Generation Company LLC
   5.35% due 01/15/2014 (a)                             190,000          187,141
General Cable Corp.
   9.50% due 11/15/2010                                 225,000          240,750
Telex Communications Holdings, Inc.
   11.50% due 10/15/2008                                300,000          317,250
                                                                  --------------
                                                                         745,141
ELECTRICAL UTILITIES - 1.33%
AES Corp.
   7.75% due 03/01/2014                                 105,000          109,200
   8.875% due 02/15/2011                                300,000          321,000
   9.00% due 05/15/2015                                 945,000        1,018,237
   9.375% due 09/15/2010                                250,000          270,000
Alabama Power Company
   3.50% due 11/15/2007                                 130,000          127,538
   5.59% due 08/25/2009 (b)                             130,000          130,415
Allegheny Energy Supply Company LLC
   7.80% due 03/15/2011                                 275,000          292,875
   8.25% due 04/15/2012                                  25,000           27,250
Appalachian Power Company
   5.6969% due 06/29/2007 (b)                            65,000           65,093
   6.375% due 04/01/2036                                160,000          162,982
Black Hills Corp.
   6.50% due 05/15/2013                                 205,000          206,731
CE Electric UK Funding Company
   6.995% due 12/30/2007                                175,000          178,053
CenterPoint Energy Transition Bond Co.,
  LLC, Series A-2
   4.97% due 08/01/2014                                 150,000          149,643
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008 (a)                             95,000           95,446
   7.25% due 09/01/2010                                 175,000          185,004
CMS Energy Corp.
   8.50% due 04/15/2011                                  25,000           27,000

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
CMS Energy Corp. (continued)
   9.875% due 10/15/2007                         $      450,000   $      467,437
Consumers Energy Co.
   5.80% due 09/15/2035 (a)                             100,000           95,732
Dominion Resources, Inc.
   4.125% due 02/15/2008                                 55,000           54,123
Edison SpA, EMTN
   5.125% due 12/10/2010                       EUR       45,000           59,409
El Paso Electric Company
   6.00% due 05/15/2035                          $      245,000          239,545
Elia System Operator SA
   4.75% due 05/13/2014                        EUR       61,000           80,334
Enbw International Finance BV, EMTN
   5.875% due 02/28/2012                                 35,000           48,197
Entergy Louisiana LLC
   5.83% due 11/01/2010                          $       30,000           30,056
FirstEnergy Corp.
   6.45% due 11/15/2011 (a)                             245,000          255,578
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                                  36,000           35,999
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                                210,000          212,269
Midwest Generation LLC
   8.75% due 05/01/2034                                 900,000          960,750
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                               375,000          375,469
Mission Energy Holding Co.
   13.50% due 07/15/2008                                375,000          418,594
Monongahela Power Company
   5.70% due 03/15/2017                                 265,000          266,378
National Grid PLC, EMTN
   5.00% due 07/02/2018                        EUR       12,000           15,564
National Power Corp.
   9.6481% due 08/23/2011 (b)                    $      150,000          165,990
Nevada Power Company
   5.875% due 01/15/2015                                 40,000           39,820
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                275,000          311,437
Pacific Gas & Electric Company
   4.80% due 03/01/2014                                 225,000          216,530
   6.05% due 03/01/2034                                  45,000           45,261
Pepco Holdings, Inc.
   5.50% due 08/15/2007                                  95,000           94,978
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                                  75,000           72,989
RWE Finance BV, EMTN
   5.375% due 04/18/2008                       EUR       30,000           38,880
   6.375% due 06/03/2013                       GBP       47,000           92,973
San Diego Gas & Electric Company
   5.35% due 05/15/2035 (a)                      $       55,000           52,177
Scottish Power UK PLC
   8.375% due 02/20/2017                       GBP       38,000           87,705
Sierra Pacific Resources
   7.803% due 06/15/2012                         $      125,000          131,730
   8.625% due 03/15/2014 (a)                            775,000          836,781

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Southern California Edison Company
   4.65% due 04/01/2015 (a)                      $      345,000   $      326,367
Tri-State Generation & Transmission
   Association
   6.04% due 01/31/2018                                 100,000          100,601
Vattenfall Treasury AB, EMTN
   6.00% due 04/03/2009                        EUR       30,000           39,964
Virginia Electric and Power Company
   4.50% due 12/15/2010                          $       30,000           29,019
   6.00% due 01/15/2036 (a)                             290,000          287,438
Westar Energy, Inc.
   5.10% due 07/15/2020                                 155,000          143,635
Western Power Distribution Holdings, Ltd.
   6.875% due 12/15/2007                                140,000          141,240
Wisconsin Electric Power Company
   3.50% due 12/01/2007                                 105,000          102,934
                                                                  --------------
                                                                      10,340,350
ELECTRONICS - 0.09%
Celestica, Inc.
   7.875% due 07/01/2011 (a)                            225,000          226,125
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                525,000          510,563
                                                                  --------------
                                                                         736,688
ENERGY - 0.89%
Copano Energy LLC
   8.125% due 03/01/2016                                225,000          227,812
Duke Capital LLC
   6.25% due 02/15/2013 (a)                             440,000          452,118
Duke Capital LLC, Series B
   6.75% due 07/15/2018                                  80,000           84,694
Enterprise Products Operating LP
   4.95% due 06/01/2010                                 150,000          146,724
Enterprise Products Operating LP, Series B
   5.60% due 10/15/2014                                 105,000          102,743
Enterprise Products Operating LP, Series B
   4.00% due 10/15/2007                                  70,000           68,936
Ferrellgas Partners LP
   8.75% due 06/15/2012                                 225,000          234,000
Florida Power & Light Company
   6.20% due 06/01/2036                                 110,000          117,225
Mirant North America LLC
   7.375% due 12/31/2013                              1,600,000        1,602,000
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                                  40,000           41,753
NRG Energy, Inc.
   7.25% due 02/01/2014                                 375,000          372,188
   7.375% due 02/01/2016                              2,380,000        2,365,125
Peabody Energy Corp.
   6.875% due 03/15/2013                                300,000          295,500
Progress Energy, Inc.
   5.625% due 01/15/2016                                380,000          379,746
Stone Energy Corp.
   8.24% due 07/15/2010 (b)                             375,000          371,719
TXU Energy Company LLC
   6.125% due 03/15/2008                                 40,000           40,331

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Xcel Energy, Inc.
   7.00% due 12/01/2010                          $       25,000   $       26,499
                                                                  --------------
                                                                       6,929,113
FINANCIAL SERVICES - 3.75%
AAC Group Holding Corp.
   12.75% due 10/01/2012 (a)                            225,000          235,125
AIG SunAmerica Global Financing XII
   5.30% due 05/30/2007                                  65,000           64,966
Altria Finance Cayman Islands, Ltd.
   5.625% due 06/24/2008                       EUR       50,000           65,018
American Commercial Lines, Inc.
   9.50% due 02/15/2015                          $      350,000          381,500
American Express Company
   5.25% due 09/12/2011                                 230,000          230,595
   5.50% due 09/12/2016                                  40,000           40,159
American Express Credit Corp., EMTN
   3.625% due 10/13/2009                       EUR       53,000           66,681
American General Finance Corp., Series I,
   MTN
   5.40% due 12/01/2015                          $      220,000          217,810
American Honda Finance Corp.
   4.50% due 05/26/2009                                 335,000          329,641
Arch Western Finance LLC
   6.75% due 07/01/2013                                 250,000          240,000
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                500,000          542,500
Bear Stearns Companies, Inc.
   5.50% due 08/15/2011                                 270,000          271,982
   7.80% due 08/15/2007                                 150,000          153,156
BHP Billiton Finance USA, Ltd.
   4.80% due 04/15/2013                                 325,000          316,143
Boeing Capital Corp., MTN, Series X
   6.35% due 11/15/2007 (a)                             140,000          141,624
Capital One Bank
   6.50% due 06/13/2013                                 395,000          413,125
Capital One Financial Corp.
   4.738% due 05/17/2007                                140,000          139,319
   6.15% due 09/01/2016                                 190,000          192,254
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                 125,000          123,090
Caterpillar Financial Services Corp., MTN,
   Series F
   4.50% due 09/01/2008                                 120,000          118,375
CIT Group, Inc.
   5.50% due 11/30/2007                                  55,000           55,151
   6.00% due 04/01/2036                                 155,000          150,926
CIT Group, Inc., GMTN
   4.25% due 09/22/2011                        EUR      100,000          127,479
CIT Group, Inc., MTN
   5.555% due 08/15/2008 (b)                     $      100,000          100,187
Citigroup, Inc.
   3.625% due 02/09/2009                                110,000          106,457
   3.875% due 05/21/2010                       EUR       34,000           43,164
   4.75% due 02/10/2019 (b)                             100,000          131,195
   5.00% due 09/15/2014                          $      175,000          170,498
   5.30% due 01/07/2016 (a)                             250,000          248,583

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Countrywide Financial Corp.
   6.25% due 05/15/2016                          $      430,000   $      436,399
Countrywide Home Loans, Inc., MTN
   4.125% due 09/15/2009                                130,000          125,937
Credit Suisse USA, Inc.
   5.50% due 08/16/2011 (a)                             170,000          171,524
Dollar Financial Group, Inc.
   9.75% due 11/15/2011                                 130,000          141,822
ERP Operating LP
   3.85% due 08/15/2026                                  13,000           13,195
Ford Motor Credit Company
   5.80% due 01/12/2009                                 280,000          266,564
   6.34% due 03/21/2007 (b)                              45,000           44,889
   6.3663% due 11/16/2006 (b)                           100,000           99,937
   6.50% due 01/25/2007 (a)                              50,000           49,966
   7.0769% due 01/15/2010 (b)                            85,000           80,156
   7.375% due 10/28/2009                                115,000          111,757
   9.875% due 08/10/2011                                725,000          750,239
   9.9569% due 04/15/2012 (b)                         1,975,000        2,066,644
Franklin Resources, Inc.
   3.70% due 04/15/2008                                  60,000           58,573
Fund American Companies, Inc.
   5.875% due 05/15/2013                                185,000          182,858
GE Capital European Funding, Series EMTN
   3.50% due 02/14/2013                        EUR      100,000          124,067
GE Capital UK Funding, EMTN
   5.625% due 12/12/2014                       GBP       72,000          138,429
General Electric Capital Corp.
   6.125% due 02/22/2011                         $      190,000          197,129
General Electric Capital Corp., Series A
   5.875% due 02/15/2012 (a)                            500,000          515,935
General Electric Capital Corp., Series A,
   MTN
   5.00% due 06/15/2007                                 110,000          109,828
   6.00% due 06/15/2012 (a)                              50,000           51,950
General Motors Acceptance Corp.
   5.625% due 05/15/2009                                270,000          263,296
   6.00% due 10/16/2006                        EUR       55,000           69,803
   6.4569% due 07/16/2007 (b)                    $      155,000          154,129
   6.75% due 12/01/2014 (a)                             750,000          732,191
   8.00% due 11/01/2031                               2,800,000        2,927,627
General Motors Nova Scotia Finance Company
   6.85% due 10/15/2008                                 725,000          705,062
GIE Suez Alliance, EMTN
   5.125% due 06/24/2015                       EUR       75,000          101,936
Global Cash Access LLC
   8.75% due 03/15/2012                          $      450,000          472,500
Goldman Sachs Capital, Inc.
   6.345% due 02/15/2034 (a)                            926,000          920,102
Goldman Sachs Group, Inc.
   4.125% due 01/15/2008 (a)                            100,000           98,726
   4.25% due 08/04/2010                        EUR       68,000           87,137
   5.6331% due 07/02/2007 (b)                    $       55,000           55,072
   6.60% due 01/15/2012                                 150,000          158,279
Hartford Financial Services Group, Inc.
   5.25% due 10/15/2011                                 260,000          259,722

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
HSBC Finance Corp.
   4.125% due 11/16/2009                         $      150,000   $      145,468
   5.00% due 06/30/2015 (a)                             400,000          386,639
   5.50% due 01/19/2016                                 430,000          430,107
   5.75% due 01/30/2007                                  80,000           80,098
HSBC USA, Inc.
   4.625% due 04/01/2014 (a)                            100,000           95,311
International Lease Finance Corp.
   3.75% due 08/01/2007                                 140,000          138,054
International Lease Finance Corp., EMTN
   4.125% due 10/09/2008                       EUR       66,000           84,036
International Lease Finance Corp., Series
   MTN
   5.45% due 03/24/2011                          $      310,000          311,918
iPCS, Inc.
   11.50% due 05/01/2012                                300,000          336,000
Jefferies Group, Inc.
   6.25% due 01/15/2036                                 245,000          236,374
John Deere Capital Corp, Series D, MTN
   4.375% due 03/14/2008                                100,000           98,799
John Deere Capital Corp.
   3.90% due 01/15/2008                                  75,000           73,737
   7.00% due 03/15/2012                                 380,000          410,150
JP Morgan Chase Capital XVIII, Series R
   6.95% due 08/17/2036                                 110,000          116,840
JPMorgan Chase & Company
   3.125% due 12/11/2006                                110,000          109,541
JPMorgan Chase & Company, EMTN
   4.25% due 06/09/2011                        EUR       38,000           48,820
   4.375% due 11/12/2019 (b)                             50,000           63,844
JSG Funding PLC
   7.75% due 04/01/2015                          $      250,000          236,250
   9.625% due 10/01/2012                                400,000          422,000
Legg Mason, Inc.
   6.75% due 07/02/2008                                 135,000          138,342
Lehman Brothers Holdings, Inc.
   3.50% due 08/07/2008                                 250,000          242,607
Lehman Brothers Holdings, Inc., Series MTNG
   3.95% due 11/10/2009                                 300,000          289,672
   4.80% due 03/13/2014 (a)                             200,000          191,855
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                            200,000          193,226
MBNA America Bank NA, EMTN
   4.625% due 08/03/2009                                250,000          246,765
MBNA Europe Funding Plc, EMTN
   4.50% due 01/23/2009                        EUR       32,000           41,199
Mellon Funding Corp.
   6.375% due 11/08/2011                       GBP       47,000           92,184
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                          $      555,000          573,028
   6.22% due 09/15/2026                                 240,000          245,852
Merrill Lynch & Company, Inc., EMTN
   4.625% due 10/02/2013                       EUR       62,000           80,834
Merrill Lynch & Company, Inc., Series CPI
   4.33% due 03/02/2009 (b)                      $      130,000          126,275
Mizuho Capital Investment 1, Ltd.
   6.686% due 03/29/2049 (a)(b)                         120,000          121,034

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley, Series GMTN
   5.125% due 11/30/2015                       GBP      100,000   $      183,671
Morgan Stanley, Series MTN
   6.25% due 08/09/2026                          $      100,000          103,524
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                            200,000          201,622
National Rural Utilities Cooperative
   Finance Corp.
   3.875% due 02/15/2008 (a)                            170,000          166,955
   4.375% due 10/01/2010 (a)                            100,000           97,063
Nationwide Building Society, EMTN
   3.375% due 08/17/2015 (b)                   EUR       53,000           65,737
Nell AF SARL
   8.375% due 08/15/2015 (a)                     $      575,000          570,687
   8.375% due 08/15/2015                       EUR       50,000           65,018
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013                  $      425,000          354,875
Nexstar Finance, Inc.
   7.00% due 01/15/2014                                 275,000          250,250
Nisource Finance Corp.
   5.9681% due 11/23/2009 (b)                           120,000          119,976
Nissan Motor Acceptance Corp.
   4.625% due 03/08/2010 (a)                            100,000           97,353
PNC Funding Corp.
   4.20% due 03/10/2008                                 250,000          245,808
Residential Capital Corp.
   6.125% due 11/21/2008                                134,000          134,524
   6.6069% due 04/17/2009 (b)                           155,000          156,104
   7.3369% due 04/17/2009 (b)                           120,000          120,540
SLM Corp., MTN
   5.625% due 08/01/2033                                 40,000           37,982
SLM Corp., MTN, Series A
   5.685% due 01/26/2009 (b)                            180,000          180,621
SLM Corp., Series CPI
   4.30% due 04/01/2009 (b)                             315,000          302,558
Stripes Acquisition LLC
   10.625% due 12/15/2013                               175,000          186,375
Sun Life Canada US Capital Trust
   8.526% due 05/29/2049                                230,000          243,020
Sun Life Financial Global Funding LP
   5.64% due 10/06/2013 (b)                             250,000          250,004
Torchmark Corp.
   6.375% due 06/15/2016                                220,000          228,648
Toyota Motor Credit Corp.
   2.875% due 08/01/2008                                215,000          206,542
UBS AG
   4.50% due 09/16/2019                        EUR       60,000           77,942
                                                                  --------------
                                                                      29,214,341
FOOD & BEVERAGES - 0.55%
B&G Foods Holding Corp.
   8.00% due 10/01/2011                          $      475,000          486,875
Birds Eye Foods, Inc.
   11.875% due 11/01/2008                               162,000          162,203
Cott Beverages USA, Inc.
   8.00% due 12/15/2011                                 260,000          265,200

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Del Monte Corp.
   8.625% due 12/15/2012                         $      300,000   $      314,625
Dole Food Company, Inc.
   8.875% due 03/15/2011 (a)                             75,000           71,812
General Mills, Inc.
   3.875% due 11/30/2007                                200,000          196,658
   6.449% due 10/15/2006                                125,000          125,033
Kraft Foods, Inc.
   4.625% due 11/01/2006                                 90,000           89,936
Le*Nature's, Inc.
   10.00% due 06/15/2013                                200,000          206,000
Level 3 Financing, Inc.
   10.75% due 10/15/2011                                150,000          156,937
McCormick & Company, Inc.
   5.20% due 12/15/2015                                 170,000          168,051
   5.80% due 07/15/2011                                 120,000          122,455
McCormick & Company, Inc., MTN
   3.35% due 04/15/2009                                  95,000           91,687
Nutro Products, Inc.
   9.23% due 10/15/2013 (b)                             150,000          154,312
   10.75% due 04/15/2014                                350,000          374,500
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                  30,000           31,050
PepsiAmericas, Inc.
   4.875% due 01/15/2015                                 45,000           43,212
SABMiller PLC
   6.20% due 07/01/2011                                 465,000          477,211
Sysco Corp.
   5.375% due 09/21/2035                                 85,000           81,219
Tate & Lyle International Finance PlC
   6.125% due 06/15/2011                                200,000          204,273
The Wornick Company
   10.875% due 07/15/2011                               250,000          248,750
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                 155,000          160,575
William Wrigley Jr. Company
   4.65% due 07/15/2015                                  50,000           47,637
                                                                  --------------
                                                                       4,280,211
FOREST PRODUCTS - 0.01%
Weyerhaeuser Company
   7.375% due 03/15/2032 (a)                            100,000          103,588

FURNITURE & FIXTURES - 0.07%
Norcraft Companies LP
   9.00% due 11/01/2011                                  25,000           25,344
Norcraft Holdings Capital
   zero coupon, Step up to 9.75% on
      09/01/2008 due 09/01/2012                          50,000           40,500
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                             475,000          484,500
                                                                  --------------
                                                                         550,344
GAS & PIPELINE UTILITIES - 0.79%
ANR Pipeline Company
   8.875% due 03/15/2010                                105,000          110,110
Aquila Canada Finance Corp.
   7.75% due 06/15/2011 (a)                             150,000          157,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                         $      225,000   $      228,938
Atmos Energy Corp.
   4.00% due 10/15/2009                                 190,000          182,053
   5.95% due 10/15/2034                                  35,000           33,326
Boardwalk Pipelines LLC
   5.50% due 02/01/2017                                  85,000           82,519
Colorado Interstate Gas Company
   5.95% due 03/15/2015                                 275,000          262,988
   6.80% due 11/15/2015                                 350,000          352,727
Duke Capital LLC
   7.50% due 10/01/2009                                 110,000          117,013
El Paso Natural Gas, Series A
   7.625% due 08/01/2010                                 15,000           15,450
El Paso Production Holding Company
   7.75% due 06/01/2013                                 675,000          690,187
Kinder Morgan Finance Company, ULC
   5.70% due 01/05/2016                                 440,000          406,171
Kinder Morgan, Inc.
   6.50% due 09/01/2012                                 170,000          170,139
National Gas Company
   6.05% due 01/15/2036                                 100,000           95,817
National Gas Co of Trinidad & Tobago Ltd,
   Series REGS
   6.05% due 01/15/2036                                 100,000           97,003
Panhandle Eastern Pipe Line Company
   4.80% due 08/15/2008                                 135,000          133,060
Panhandle Eastern Pipe Line Company,
   Series B
   2.75% due 03/15/2007                                 112,000          110,633
Piedmont Natural Gas Company
   6.00% due 12/19/2033                                  10,000           10,202
Praxair, Inc.
   6.50% due 03/01/2008                                 100,000          101,673
Roseton/Danskammer, Series A
   7.27% due 11/08/2010                                 150,000          152,250
Southern California Gas Co.
   5.75% due 11/15/2035                                 335,000          336,583
Southern Natural Gas Company
   8.875% due 03/15/2010                                405,000          424,709
Sunoco, Inc.
   4.875% due 10/15/2014                                 25,000           23,778
Williams Companies, Inc.
   7.625% due 07/15/2019                                 50,000           52,000
   7.75% due 06/15/2031                                  75,000           75,000
   8.125% due 03/15/2012                              1,450,000        1,547,875
   8.75% due 03/15/2032                                  25,000           27,375
Williams Companies, Inc., Series A
   7.50% due 01/15/2031                                 125,000          123,438
                                                                  --------------
                                                                       6,120,517
GOLD - 0.01%
Newmont Mining Corp.
   5.875% due 04/01/2035                                125,000          117,300

HEALTHCARE PRODUCTS - 0.10%
Fresenius Medical Care Capital Trust
   7.875% due 02/01/2008                                    220          223,850

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Fresenius Medical Care Capital Trust
   (continued)
   7.875% due 06/15/2011                         $       25,000   $       25,656
Medtronic, Inc., Series B
   4.375% due 09/15/2010                                125,000          121,486
   4.75% due 09/15/2015                                 285,000          270,818
VWR International, Inc.
   6.875% due 04/15/2012                                 50,000           49,750
   8.00% due 04/15/2014 (a)                              50,000           50,438
                                                                  --------------
                                                                         741,998
HEALTHCARE SERVICES - 0.27%
Cardinal Health, Inc.
   3.50% due 10/02/2009                                 250,000          250,090
Concentra Operating Corp.
   9.125% due 06/01/2012                                175,000          182,000
   9.50% due 08/15/2010                                  75,000           78,000
CRC Health Corp.
   10.75% due 02/01/2016                                200,000          208,000
DaVita, Inc.
   6.625% due 03/15/2013                                275,000          268,469
   7.25% due 03/15/2015 (a)                             175,000          171,937
Team Health, Inc.
   11.25% due 12/01/2013                                175,000          179,375
US Oncology, Inc.
   9.00% due 08/15/2012                                 125,000          129,375
   10.75% due 08/15/2014 (a)                             75,000           82,125
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                 275,000          266,750
WellPoint, Inc.
   4.25% due 12/15/2009                                  35,000           33,963
   5.00% due 01/15/2011                                 255,000          251,605
                                                                  --------------
                                                                       2,101,689
HOLDINGS COMPANIES/CONGLOMERATES - 0.16%
Hutchison Whampoa Finance, Ltd.
   5.875% due 07/08/2013                       EUR       58,000           79,880
   6.95% due 08/01/2007                          $      100,000          101,257
Leucadia National Corp.
   7.00% due 08/15/2013                                 360,000          363,600
Visant Corp.
   7.625% due 10/01/2012                                300,000          301,500
Visant Holding Corp.
   zero coupon, Step up to 10.25% on
   12/01/2008 due 12/01/2013                            525,000          433,125
                                                                  --------------
                                                                       1,279,362
HOMEBUILDERS - 0.14%
Centex Corp.
   4.55% due 11/01/2010                                  70,000           67,106
   5.45% due 08/15/2012                                 235,000          229,435
Lennar Corp.
   5.95% due 10/17/2011                                  25,000           25,000
Lennar Corp., Series B
   5.60% due 05/31/2015                                 180,000          171,180
   6.14% due 03/19/2009 (b)                              65,000           64,977
MDC Holdings, Inc., MTN
   5.375% due 12/15/2014                                 55,000           49,969

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS (CONTINUED)
NVR, Inc.
   5.00% due 06/15/2010                          $      100,000   $       97,377
Pulte Homes, Inc.
   4.875% due 07/15/2009 (a)                             65,000           63,846
   5.20% due 02/15/2015 (a)                             310,000          288,655
Ryland Group, Inc.
   5.375% due 01/15/2015                                 15,000           13,633
                                                                  --------------
                                                                       1,071,178
HOTELS & RESTAURANTS - 0.30%
American Casino & Entertainment Properties
   LLC
   7.85% due 02/01/2012                                 375,000          380,625
Harrah's Operating Company, Inc.
   5.50% due 07/01/2010                                 445,000          438,254
Majestic Holding Company LLC
   zero coupon, Step up to 12.5% on
   10/15/2008 due 10/15/2011                            125,000           91,250
O'Charleys, Inc.
   9.00% due 11/01/2013                                 225,000          234,000
Park Place Entertainment Corp.
   9.375% due 02/15/2007                                250,000          252,500
Poster Financial Group, Inc.
   8.75% due 12/01/2011                                 375,000          391,875
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                                150,000          157,500
Restaurant Company
   10.00% due 10/01/2013 (a)                            250,000          230,937
Yum! Brands, Inc.
   7.70% due 07/01/2012 (a)                             130,000          142,331
                                                                  --------------
                                                                       2,319,272
HOUSEHOLD APPLIANCES - 0.04%
Gregg Appliances, Inc.
   9.00% due 02/01/2013                                 150,000          136,875
Whirlpool Corp.
   6.125% due 06/15/2011 (a)                            135,000          137,434
                                                                  --------------
                                                                         274,309
HOUSEHOLD PRODUCTS - 0.06%
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
      12/15/2009 due 12/15/2014 (a)                     325,000          231,563
   7.875% due 01/15/2014 (a)                            225,000          218,250
                                                                  --------------
                                                                         449,813
INDUSTRIAL MACHINERY - 0.05%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                                375,000          384,375

INSURANCE - 0.51%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014 (a)                            130,000          131,243
Allstate Financial Global Funding
   5.25% due 02/01/2007                                  85,000           84,962
Allstate Life Funding LLC, EMTN
   6.375% due 01/17/2011                       GBP       47,000           91,473
ASIF II, EMTN
   5.625% due 02/01/2012                                 47,000           89,328

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Cigna Corp.
   7.40% due 05/15/2007                          $       60,000   $       60,650
Cincinnati Financial Corp.
   6.92% due 05/15/2028                                 125,000          136,948
Genworth Financial, Inc.
   5.75% due 06/15/2014 (a)                             360,000          367,100
Highmark, Inc.
   6.80% due 08/15/2013                                 185,000          195,039
ING Security Life Institutional Funding
   2.70% due 02/15/2007                                 165,000          163,112
Jefferson-Pilot Capital Trust A
   8.14% due 01/15/2046                                 100,000          104,467
Marsh & McLennan Companies, Inc.
   5.375% due 07/15/2014 (a)                            545,000          524,152
MassMutual Global Funding II
   3.25% due 06/15/2007                                 120,000          118,295
Monumental Global Funding, Ltd., EMTN
   5.375% due 03/13/2009                       EUR       38,000           49,817
Nationwide Financial Services, Inc.
   5.90% due 07/01/2012                          $      170,000          173,748
Nationwide Mutual Insurance Company
   6.60% due 04/15/2034                                 110,000          108,351
New York Life Global Funding
   4.625% due 08/16/2010                                215,000          211,050
NLV Financial Corp.
   7.50% due 08/15/2033                                 140,000          150,053
Ohio National Financial Services, Inc.
   6.35% due 04/01/2013                                  15,000           15,539
Pacific Life Funding LLC, EMTN
   5.125% due 01/20/2015                       GBP       87,000          162,115
   5.50% due 05/14/2009                        EUR       38,000           50,060
Principal Life Global Funding I
   5.25% due 01/15/2013                          $      160,000          159,236
Principal Life Income Funding Trusts
   5.20% due 11/15/2010 (a)                              35,000           34,978
Principal Financial Global Funding LLC, EMTN
   4.50% due 01/22/2009                        EUR       38,000           48,661
Prudential Funding LLC, MTN
   6.60% due 05/15/2008                          $      150,000          153,112
RLI Corp.
   5.95% due 01/15/2014                                  30,000           29,489
Security Benefit Life Insurance Company
   7.45% due 10/01/2033                                  80,000           90,211
The St. Paul Companies, Inc.
   5.75% due 03/15/2007                                  45,000           45,085
Transamerica Capital II
   7.65% due 12/01/2026                                 110,000          123,473
Transatlantic Holdings, Inc.
   5.75% due 12/14/2015                                 150,000          148,197
Travelers Insurance Company Institutional
   Funding, Ltd.
   5.75% due 12/06/2011                        GBP       47,000           89,764
Travelers Property Casualty Corp.
   3.75% due 03/15/2008                          $       35,000           34,229
                                                                  --------------
                                                                       3,943,937

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INTERNATIONAL OIL - 0.43%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                          $       65,000   $       66,109
Newfield Exploration Company
   6.625% due 09/01/2014                                 30,000           29,363
OAO Gazprom, Series REGS
   9.625% due 03/01/2013 (a)                            200,000          236,340
Pemex Project Funding Master Trust
   5.75% due 12/15/2015 (a)                             625,000          610,625
   6.625% due 06/15/2035                                305,000          299,663
   6.69% due 06/15/2010 (b)                             345,000          352,590
   7.75% due 09/28/2049                                 286,000          284,055
   8.625% due 02/01/2022                                225,000          270,225
Pemex Project Funding Master Trust, Series
   REGS
   6.25% due 08/05/2013                        EUR       60,000           82,437
   6.625% due 06/15/2035                         $      200,000          196,500
Petro-Canada
   5.95% due 05/15/2035                                 235,000          224,258
PF Export Receivables Master Trust
   6.436% due 06/01/2015                                 63,546           64,181
Transocean, Inc.
   5.5906% due 09/05/2008                               250,000          250,004
XTO Energy, Inc.
   5.65% due 04/01/2016                                 185,000          183,527
YPF SA, MTN, Series C
   10.00% due 11/02/2028                                195,000          234,487
                                                                  --------------
                                                                       3,384,364
INVESTMENT COMPANIES - 0.01%
BES Finance, Ltd., EMTN
   6.25% due 05/17/2011                        EUR       60,000           82,841

LEISURE TIME - 0.95%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                          $      125,000          117,500
   11.00% due 02/01/2016                                625,000          681,250
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                175,000          181,562
Boyd Gaming Corp.
   8.75% due 04/15/2012                                 200,000          210,000
Chukchansi Economic Development Authority
   8.06% due 11/15/2012                                 125,000          128,750
Cinemark USA, Inc.
   9.00% due 02/01/2013                                 250,000          259,375
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                         625,000          498,438
Festival Fun Parks LLC
   10.875% due 04/15/2014                               100,000           97,500
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                 75,000           76,594
International Speedway Corp.
   4.20% due 04/15/2009                                  80,000           77,697
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                                175,000          174,563
Lottomatica SpA
   4.80% due 12/22/2008                        EUR       30,000           38,558

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Majestic Star Casino LLC
   9.50% due 10/15/2010                          $      200,000   $      204,500
Mandalay Resort Group
   10.25% due 08/01/2007                                 75,000           77,437
MGM Mirage, Inc.
   6.00% due 10/01/2009                                 155,000          153,062
   6.625% due 07/15/2015                                350,000          336,000
   6.75% due 09/01/2012                                  15,000           14,794
   8.50% due 09/15/2010                                 400,000          425,500
   9.75% due 06/01/2007                                  75,000           76,781
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                 100,000          100,500
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                 625,000          608,594
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                 100,000          101,250
Pokagon Gaming Authority
   10.375% due 06/15/2014                               425,000          453,156
Royal Caribbean Cruises, Ltd.
   7.00% due 06/15/2013                                 100,000          101,096
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                 380,000          376,200
Station Casinos, Inc.
   6.00% due 04/01/2012                                  60,000           57,900
   6.50% due 02/01/2014                                 125,000          117,031
   7.75% due 08/15/2016                                 730,000          757,375
Town Sports International, Inc.
   9.625% due 04/15/2011                                162,000          170,100
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015 (a)                             550,000          525,938
Tunica-Biloxi Gaming Authority
   9.00% due 11/15/2015                                 225,000          234,000
                                                                  --------------
                                                                       7,433,001
LIFE SCIENCES - 0.06%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                450,000          446,625

MANUFACTURING - 0.21%
Koppers, Inc.
   9.875% due 10/15/2013                                239,000          258,718
RBS Global & Rexnord Corp.
   9.50% due 08/01/2014                                 675,000          685,125
   11.75% due 08/01/2016                                100,000          103,000
Stewart & Stevenson LLC
   10.00% due 07/15/2014                                250,000          253,125
Tyco International Group SA
   6.375% due 10/15/2011                                340,000          356,419
Tyco International Group SA, EMTN
   5.50% due 11/19/2008                        EUR       13,000           16,921
                                                                  --------------
                                                                       1,673,308
MEDICAL-HOSPITALS - 0.20%
Community Health Systems, Inc.
   6.50% due 12/15/2012                          $      225,000          215,156
Genesis Healthcare Corp.
   8.00% due 10/15/2013 (a)                             375,000          389,063

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
HCA, Inc.
   8.75% due 09/01/2010                          $      575,000   $      580,750
Triad Hospitals, Inc.
   7.00% due 11/15/2013                                 400,000          388,500
                                                                  --------------
                                                                       1,573,469
METAL & METAL PRODUCTS - 0.33%
Earle M. Jorgensen Company
   9.75% due 06/01/2012                                 375,000          399,844
Gibraltar Industries, Inc., Series B
   8.00% due 12/01/2015                                 625,000          618,750
Hawk Corp.
   8.75% due 11/01/2014                                 150,000          148,500
Indalex Holding Corp.
   11.50% due 02/01/2014                                175,000          185,500
Metals USA, Inc.
   11.125% due 12/01/2015                               250,000          273,750
Mobile Mini, Inc.
   9.50% due 07/01/2013 (a)                             435,000          465,450
Neenah Foundary Company
   11.00% due 09/30/2010                                200,000          216,000
Novelis, Inc.
   7.25% due 02/15/2015                                 275,000          261,250
Rio Tinto Finance PLC, EMTN
   5.125% due 05/10/2007                       EUR       26,000           33,252
                                                                  --------------
                                                                       2,602,296
MINING - 0.02%
Barrick Gold Finance Company
   4.875% due 11/15/2014                         $       25,000           23,818
Placer Dome, Inc.
   6.45% due 10/15/2035 (a)                              25,000           25,747
Rio Tinto Finance USA, Ltd.
   2.625% due 09/30/2008                                135,000          128,055
                                                                  --------------
                                                                         177,620
OFFICE FURNISHINGS & SUPPLIES - 0.12%
ACCO Brands Corp.
   7.625% due 08/15/2015                                150,000          145,125
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                 275,000          282,562
Interface, Inc.
   10.375% due 02/01/2010                               275,000          299,750
Staples, Inc.
   7.125% due 08/15/2007                                200,000          202,359
                                                                  --------------
                                                                         929,796
PAPER - 0.38%
Abitibi-Consolidated, Inc.
   5.25% due 06/20/2008 (a)                             175,000          169,312
   6.95% due 12/15/2006                                   5,000            5,025
   8.55% due 08/01/2010 (a)                             125,000          124,063
Boise Cascade LLC
   7.125% due 10/15/2014 (a)                            530,000          494,225
Celulosa Arauco y Constitucion SA
   5.125% due 07/09/2013 (a)                             70,000           67,143
   8.625% due 08/15/2010                                180,000          198,671

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Domtar, Inc.
   5.375% due 12/01/2013                         $      150,000   $      128,250
   9.50% due 08/01/2016                                  50,000           52,625
Georgia-Pacific Corp.
   7.70% due 06/15/2015                                 125,000          124,375
   8.125% due 05/15/2011                                275,000          281,875
Jefferson Smurfit Corp.
   8.25% due 10/01/2012                                 150,000          143,625
NewPage Corp.
   10.00% due 05/01/2012                                 25,000           26,062
   11.7388% due 05/01/2012 (b)                          150,000          162,000
   12.00% due 05/01/2013 (a)                            150,000          155,250
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                150,000          138,000
Verso Paper Holdings LLC and Verso Paper,
   Inc.
   9.125% due 08/01/2014                                300,000          301,875
   11.375% due 08/01/2016                               300,000          297,750
Verso Paper Holdings LLC and Verso Paper,
   Inc.
   9.25% due 08/01/2014                                  75,000           75,750
                                                                  --------------
                                                                       2,945,876
PETROLEUM SERVICES - 0.45%
BP Canada Finance Company
   3.375% due 10/31/2007                                 50,000           48,976
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                                450,000          442,125
Gaz Capital for Gazprom, Series EMTN
   4.56% due 12/09/2012                        EUR      100,000          124,635
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034                         $    1,065,000        1,321,132
Halliburton Company
   5.50% due 10/15/2010                                 355,000          357,156
Hanover Compressor Company
   7.50% due 04/15/2013                                 275,000          275,000
   9.00% due 06/01/2014                                 100,000          106,000
Hanover Equipment Trust
   8.75% due 09/01/2011                                 275,000          286,000
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                                 110,000          114,847
SESI LLC
   6.875% due 06/01/2014                                425,000          420,750
                                                                  --------------
                                                                       3,496,621
PHARMACEUTICALS - 0.21%
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                375,000          368,606
Aventis SA, EMTN
   4.25% due 09/15/2010                        EUR       54,000           69,243
Hospira, Inc.
   4.95% due 06/15/2009                          $       70,000           69,262
Merck & Company, Inc.
   2.50% due 03/30/2007                                  90,000           88,799
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                 150,000          148,313
Omnicare, Inc.
   6.75% due 12/15/2013                                 300,000          291,750
   6.875% due 12/15/2015 (a)                            225,000          218,531

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                          $      180,000   $      176,739
Warner Chilcott Corp.
   8.75% due 02/01/2015                                 200,000          207,000
                                                                  --------------
                                                                       1,638,243
PHOTOGRAPHY - 0.07%
Eastman Kodak Company
   7.25% due 11/15/2013 (a)                             535,000          522,419

PLASTICS - 0.03%
Covalence Specialty Materials Corp.
   10.25% due 03/01/2016                                250,000          242,500

PUBLISHING - 0.25%
Dex Media East LLC
   9.875% due 11/15/2009                                125,000          131,719
   12.125% due 11/15/2012                               200,000          223,250
Dex Media West LLC
   8.50% due 08/15/2010                                  25,000           25,812
   9.875% due 08/15/2013                                200,000          216,000
Haights Cross Communications, Inc.
   12.50% due 08/15/2011 (a)                            175,000          107,625
Haights Cross Operating Company
   11.75% due 08/15/2011                                275,000          281,875
Houghton Mifflin Company
   8.25% due 02/01/2011                                 275,000          282,563
Medianews Group, Inc.
   6.375% due 04/01/2014                                 50,000           44,125
   6.875% due 10/01/2013                                375,000          346,875
Morris Publishing Group LLC
   7.00% due 08/01/2013                                 310,000          292,950
                                                                  --------------
                                                                       1,952,794
RAILROADS & EQUIPMENT - 0.11%
Canadian National Railway Company
   6.25% due 08/01/2034 (a)                              59,000           63,357
Grupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V.
   9.375% due 05/01/2012                                100,000          106,000
Norfolk Southern Corp.
   5.59% due 05/17/2025 (a)                              25,000           24,433
   6.00% due 04/30/2008                                 200,000          201,997
   7.25% due 02/15/2031                                  30,000           35,354
   7.35% due 05/15/2007                                 245,000          247,685
Union Pacific Corp.
   3.875% due 02/15/2009                                125,000          121,235
   5.75% due 10/15/2007 (a)                              75,000           75,127
                                                                  --------------
                                                                         875,188
REAL ESTATE - 0.54%
AMB Property LP, Series MTN
   5.90% due 08/15/2013                                  40,000           40,625
Archstone-Smith Operating Trust, REIT
   5.25% due 05/01/2015 (a)                             150,000          146,842
   5.625% due 08/15/2014                                 15,000           15,053
AvalonBay Communities, Inc., REIT
   4.95% due 03/15/2013                                  55,000           53,279
   6.125% due 11/01/2012 (a)                            175,000          181,172

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
AvalonBay Communities, Inc., Series MTN
   6.625% due 09/15/2011                         $      255,000   $      268,517
BF Saul, REIT
   7.50% due 03/01/2014                                 150,000          152,250
Camden Property Trust, REIT
   4.375% due 01/15/2010 (a)                             80,000           77,887
Developers Diversified Realty Corp., REIT
   3.875% due 01/30/2009                                 25,000           24,165
EOP Operating LP
   4.00% due 07/15/2026                                 120,000          128,074
Federal Realty Investment Trust
   6.00% due 07/15/2012                                 125,000          128,070
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                 175,000          185,281
   9.5703% due 06/01/2011 (b)                           250,000          254,375
Host Marriott LP, REIT
   6.375% due 03/15/2015                                 75,000           72,750
   7.125% due 11/01/2013                                425,000          430,312
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016                                 900,000          887,625
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                                  40,000           40,397
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                                 75,000           74,017
Kimco Realty Corp., MTN, REIT
   4.904% due 02/18/2015                                 55,000           52,313
Reckson Operating Partnership, REIT
   6.00% due 03/31/2016                                 200,000          201,792
Simon Property Group LP, REIT
   4.60% due 06/15/2010                                 125,000          121,980
   5.375% due 06/01/2011                                 50,000           50,061
Simon Property Group, LP, REIT
   3.75% due 01/30/2009                                 250,000          241,359
Ventas Realty LP, REIT
   6.75% due 06/01/2010                                 175,000          178,062
Ventas Realty LP/Capital Corp. REIT
   6.50% due 06/01/2016                                 150,000          149,063
Vornado Realty LP, REIT
   4.50% due 08/15/2009 (a)                              70,000           68,169
                                                                  --------------
                                                                       4,223,490
REPUBLIC OF ITALY - 0.06%
Republic of Italy
   5.25% due 09/20/2016 (a)                             450,000          454,755

RETAIL - 0.16%
Home Depot, Inc.
   5.40% due 03/01/2016                                 270,000          268,218
JC Penney Company, Inc.
   7.375% due 08/15/2008                                350,000          361,445
Leslie's Poolmart
   7.75% due 02/01/2013                                 275,000          270,875
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                                350,000          363,125
                                                                  --------------
                                                                       1,263,663

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL GROCERY - 0.19%
Couche-Tard US LP
   7.50% due 12/15/2013                          $      425,000   $      431,375
Delhaize America, Inc.
   8.125% due 04/15/2011                                 40,000           42,932
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                 325,000          314,437
Safeway, Inc.
   4.125% due 11/01/2008                                 55,000           53,531
The Kroger Company
   7.80% due 08/15/2007                                  95,000           96,492
   8.05% due 02/01/2010 (a)                             500,000          538,244
                                                                  --------------
                                                                       1,477,011
RETAIL TRADE - 0.48%
American Greetings Corp.
   7.375% due 06/01/2016                                100,000          101,500
Fortune Brands, Inc.
   5.125% due 01/15/2011 (a)                             70,000           68,744
   6.25% due 04/01/2008                                 200,000          202,521
FTD, Inc.
   7.75% due 02/15/2014                                 500,000          492,500
GSC Holdings Corp.
   8.00% due 10/01/2012 (a)                           1,125,000        1,158,750
Home Depot, Inc.
   3.75% due 09/15/2009 (a)                             100,000           96,382
J.C. Penney Company, Inc.
   9.00% due 08/01/2012                                 150,000          173,796
May Department Stores Company
   3.95% due 07/15/2007                                 100,000           98,660
Neff Corp.
   11.25% due 06/15/2012                                350,000          378,000
Target Corp.
   5.50% due 04/01/2007                                 100,000          100,061
The Pantry, Inc.
   7.75% due 02/15/2014                                 350,000          350,875
Wal-Mart Stores, Inc.
   4.75% due 01/29/2013                        GBP       78,000          143,163
   5.25% due 09/01/2035                          $      210,000          196,394
   6.875% due 08/10/2009                                145,000          151,848
                                                                  --------------
                                                                       3,713,194
SANITARY SERVICES - 0.17%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                 250,000          261,875
Allied Waste North America, Inc., Series B
   9.25% due 09/01/2012                                 300,000          319,875
Casella Waste Systems, Inc.
   9.75% due 02/01/2013                                 650,000          682,500
Oakmont Asset Trust
   4.514% due 12/22/2008                                 20,000           19,518
Waste Management, Inc.
   7.375% due 05/15/2029                                 15,000           17,167
                                                                  --------------
                                                                       1,300,935
SEMICONDUCTORS - 0.22%
Flextronics International, Ltd.
   6.25% due 11/15/2014                                 175,000          169,750

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Freescale Semiconductor, Inc.
   6.875% due 07/15/2011                         $      380,000   $      399,950
   7.125% due 07/15/2014                                 25,000           26,812
Intel Corp.
   2.95% due 12/15/2035                                 225,000          201,094
   2.95% due 12/15/2035                                 125,000          111,719
Spansion LLC
   11.25% due 01/15/2016                                225,000          235,687
STATS ChipPAC, Ltd.
   6.75% due 11/15/2011                                  75,000           72,000
   7.50% due 07/19/2010                                 475,000          472,625
                                                                  --------------
                                                                       1,689,637
SOFTWARE - 0.20%
Oracle Corp.
   5.00% due 01/15/2011 (a)                             525,000          519,985
Serena Software, Inc.
   10.375% due 03/15/2016                               100,000          104,750
SS&C Technologies, Inc.
   11.75% due 12/01/2013                                 75,000           78,937
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                            450,000          456,750
UGS Corp.
   10.00% due 06/01/2012                                375,000          405,000
                                                                  --------------
                                                                       1,565,422
STEEL - 0.04%
Gerdau Ameristeel Corp.
   10.375% due 07/15/2011                               300,000          323,250

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.93%
Citizens Communications Company
   6.25% due 01/15/2013                                 200,000          194,500
   9.00% due 08/15/2031                                 475,000          509,437
Deutsche Telekom International Finance BV
   3.875% due 07/22/2008 (a)                             75,000           73,297
   6.625% due 07/11/2011                       EUR       84,000          118,050
   7.50% due 05/29/2007                                  25,000           32,443
Dycom Industries, Inc.
   8.125% due 10/15/2015                         $      250,000          254,375
France Telecom SA
   7.75% due 03/01/2011                                 480,000          525,876
France Telecom SA, EMTN
   7.00% due 12/23/2009                        EUR       62,000           85,614
   8.125% due 01/28/2033                                  9,000           15,442
GCI, Inc.
   7.25% due 02/15/2014                          $      225,000          217,125
Insight Midwest LP
   9.75% due 10/01/2009                                  75,000           76,312
Intelsat Intermediate Holding Co., Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                         100,000           72,500
Intelsat Ltd.
   10.4844% due 01/15/2012 (b)                          325,000          329,469
Intelsat Subsidiary Holding Co., Ltd.
   8.25% due 01/15/2013                                 225,000          227,813

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES (CONTINUED)
Level 3 Communications, Inc.
   6.00% due 09/15/2009                          $       28,000   $       25,165
   6.00% due 03/15/2010 (a)                              88,000           77,330
   11.50% due 03/01/2010                                300,000          308,250
Lucent Technologies, Inc.
   6.50% due 01/15/2028                                 825,000          734,250
   8.00% due 08/01/2031 (a)                             270,000          271,026
Nortel Networks, Ltd.
   9.73% due 07/15/2011 (b)                             525,000          542,062
PanAmSat Corp.
   9.00% due 08/15/2014                                 375,000          387,187
SBC Communications, Inc.
   5.10% due 09/15/2014                                 320,000          309,182
   6.45% due 06/15/2034                                 385,000          386,639
Syniverse Technologies Inc., Series B
   7.75% due 08/15/2013                                 300,000          287,250
Telus Corp.
   7.50% due 06/01/2007                                  95,000           96,239
   8.00% due 06/01/2011                                 140,000          154,323
Time Warner Telecom Holdings, Inc.
   9.25% due 02/15/2014                                  50,000           52,625
Verizon Global Funding Corp.
   7.25% due 12/01/2010                                  95,000          101,900
   7.75% due 12/01/2030 (a)                             245,000          280,851
Wind Acquisition Finance SA
   10.75% due 12/01/2015                                425,000          466,438
                                                                  --------------
                                                                       7,212,970
TELEPHONE - 1.22%
AT&T Corp.
   7.3 due 11/15/2011 (b)                                40,000           43,355
AT&T, Inc.
   5.30% due 11/15/2010                                 295,000          294,132
   5.6119% due 11/14/2008 (b)                            85,000           85,232
BellSouth Corp.
   5.53% due 11/15/2007 (b)                              95,000           95,113
Nordic Telephone Company Holdings
   8.25% due 05/01/2016                        EUR      100,000          137,014
   8.875% due 05/01/2016                         $    1,075,000        1,132,781
Qwest Corp.
   7.50% due 10/01/2014                                 925,000          955,063
   7.875% due 09/01/2011                                675,000          708,750
   8.64% due 06/15/2013 (b)                             125,000          134,531
   8.875% due 03/15/2012                                525,000          572,906
Sprint Capital Corp.
   6.875% due 11/15/2028                                270,000          273,635
   7.625% due 01/30/2011                                100,000          107,671
   8.375% due 03/15/2012                                200,000          224,157
Telecom Italia Capital SA
   4.00% due 01/15/2010                                 130,000          123,176
   5.25% due 11/15/2013                                 370,000          350,346
Telecom Italia Finance SA, EMTN
   5.875% due 01/24/2008                       EUR       15,000           19,452
Telecom Italia Finance SA, Series EMTN
   7.25 due 04/20/2011                                   50,000           70,793

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Telefonica Emisones SAU
   5.984% due 06/20/2011 (a)                     $      180,000   $      183,413
   6.421% due 06/20/2016                                345,000          354,945
Telefonica Europe BV, Series EMTN
   5.125% due 02/14/2013                       EUR       25,000           32,777
Telefonos de Mexico SA de CV
   4.50% due 11/19/2008 (a)                      $      105,000          102,917
   4.75% due 01/27/2010                                 135,000          131,686
   5.50% due 01/27/2015 (a)                             430,000          416,510
US LEC Corp.
   13.62% due 10/01/2009 (b)                            350,000          371,875
Valor Telecommunications Enterprise
   7.75% due 02/15/2015                                 200,000          213,000
Verizon Communications, Inc.
   5.55% due 02/15/2016                                 360,000          355,250
Windstream Corp.
   8.625% due 08/01/2016                              1,910,000        2,043,700
                                                                  --------------
                                                                       9,534,180
TIRES & RUBBER - 0.04%
Goodyear Tire & Rubber Company
   7.857% due 08/15/2011 (a)                            325,000          316,062

TOBACCO - 0.15%
Altria Group, Inc.
   7.20% due 02/01/2007                                 115,000          115,412
BAT International Finance PLC, EMTN
   5.125% due 07/09/2013                       EUR       50,000           66,003
Imperial Tobacco Finance PLC, EMTN
   6.875% due 06/13/2012                       GBP       47,000           93,565
Reynolds American, Inc.
   6.50% due 07/15/2010                          $       40,000           40,371
   7.25% due 06/01/2013                                 650,000          668,868
   7.625% due 06/01/2016                                175,000          181,529
                                                                  --------------
                                                                       1,165,748
TOYS, AMUSEMENTS & SPORTING GOODS - 0.05%
K2, Inc.
   7.375% due 07/01/2014                                425,000          413,844

TRANSPORTATION - 0.37%
Bombardier, Inc.
   6.30% due 05/01/2014                                 350,000          314,125
   6.75% due 05/01/2012                                 825,000          785,813
Bristow Group, Inc.
   6.125% due 06/15/2013                                400,000          375,000
CHC Helicopter Corp.
   7.375% due 05/01/2014                                425,000          400,562
CSX Corp.
   6.00% due 10/01/2036                                 240,000          242,124
Evergreen International Aviation, Inc.
   12.00% due 05/15/2010                                150,000          161,062
FedEx Corp.
   2.65% due 04/01/2007                                 200,000          197,299
   5.50% due 08/15/2009                                  75,000           75,482
Mobile Services Group, Inc.
   9.75% due 08/01/2014                                 300,000          306,000
                                                                  --------------
                                                                       2,857,467

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

UTILITY SERVICE - 0.04%
Public Service Company of New Mexico
   4.40% due 09/15/2008                          $      185,000   $      181,365
Veolia Environnement, EMTN
   5.875% due 02/01/2012                       EUR       29,000           39,608
Veolia Environnement, Series EMTN
   4.875% due 05/28/2013                                 40,000           52,559
                                                                  --------------
                                                                         273,532
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $215,142,722)                         $  215,427,365
                                                                  --------------
CONVERTIBLE BONDS - 0.09%
INSURANCE - 0.00%
Fortis Insurance NV
   7.75% due 01/26/2008                          $       25,000           34,900

INTERNET RETAIL - 0.04%
Amazon.com, Inc.
   4.75% due 02/01/2009                                 300,000          291,375

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.05%
Juniper Networks, Inc.
   zero coupon due 06/15/2008                           375,000          389,062
                                                                  --------------
TOTAL CONVERTIBLE BONDS (Cost $708,494)                           $      715,337
                                                                  --------------
MUNICIPAL BONDS - 0.09%

CALIFORNIA - 0.05%
California State Public Works Board
   5.00% due 01/01/2021                                 200,000          212,452
State of California
   5.25% due 04/01/2034                                  90,000           95,881
   5.50% due 11/01/2033                                  80,000           87,071
                                                                  --------------
                                                                         395,404
KANSAS - 0.01%
Kansas Development Finance Authority
   5.501% due 05/01/2034                                110,000          111,188

NEW YORK - 0.02%
New York City Housing Development Corp.
   6.42% due 11/01/2027                                 155,000          160,856

OREGON - 0.01%
State of Oregon
   5.892% due 06/01/2027                                 60,000           62,987
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $715,473)                             $      730,435
                                                                  --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 5.78%
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A1
   3.878% due 09/11/2036                                 74,920           72,420
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A2
   4.648% due 09/11/2036                                680,000          658,794
Banc of America Mortgage Securities,
   Series 2003-L, Class 2A2
   4.2639% due 01/25/2034 (b)                           452,917          445,251

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Banc of America Mortgage Securities,
   Series 2004-A, Class 2A2
   4.1209% due 02/25/2034 (b)                    $      246,317   $      241,765
Banc of America Mortgage Securities,
   Series 2004-D, Class 2A2
   4.1974% due 05/25/2034 (b)                           110,682          108,709
Banc of America Mortgage Securities,
   Series 2004-H, Class 2A2
   4.7542% due 09/25/2034 (b)                           254,772          252,271
Banc of America Mortgage Securities,
   Series 2004-I, Class 3A2
   4.9174% due 10/25/2034 (b)                           125,310          123,711
Banc of America Mortgage Securities,
   Series 2005-A, Class 2A2
   4.4618% due 02/25/2035 (b)                         1,052,222        1,032,150
Banc of America Mortgage Securities,
   Series 2005-J, Class 2A1
   5.0976% due 11/25/2035 (b)                           445,552          442,760
Banc of America Mortgage Securities,
   Series 2005-J, Class 3A1
   5.2717% due 11/25/2035 (b)                           257,469          254,613
Bear Stearns Commercial Mortgage Securities,
   Series 1998-C1, Class A2
   6.44% due 06/16/2030                                 100,000          101,663
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PW10, Class A1
   5.085% due 12/11/2040                                961,252          959,702
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class A4
   4.674% due 06/11/2041                                492,000          470,037
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class A1
   4.498% due 09/15/2042                                123,461          121,688
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class AAB
   4.804% due 09/11/2042                                395,000          385,521
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T18, Class A1
   4.274% due 02/13/2042 (b)                            419,973          412,526
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T20, Class A1
   4.94% due 10/12/2042                                  35,726           35,547
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW12, Class A1
   5.546% due 09/11/2038 (b)                            204,717          206,826
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW12, Class A4
   5.8955% due 09/11/2038 (b)                         1,750,000        1,805,151
Bear Stearns Commercial Mortgage Securities,
   Series 2006-PW13, Class A4
   5.54% due 09/11/2041                               1,325,000        1,341,605
Bear Stearns Commercial Mortgage Securities,
   Series 2002-TOP8, Class A2
   4.83% due 08/15/2038                                 272,000          266,325
Citigroup Mortgage Loan Trust, Inc.
   4.70% due 02/25/2036                                 853,973          840,144

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-AR2, Class 1AB
   5.591% due 03/25/2036                         $      566,267   $      570,807
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1, Class A4
   5.2255% due 07/15/2044 (b)                           950,000          946,789
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2005-CD1, Class AJ
   5.3997% due 07/15/2044 (b)                            75,000           74,425
Commercial Mortgage Pass Through
   Certificates, Series 2005-LP5, Class A1
   4.235% due 05/10/2043                                379,626          373,647
Credit Suisse Mortgage Capital
   Certificates, Series 2006-C4, Class A1
   4.771% due 09/15/2039                                325,000          321,750
Credit Suisse Mortgage Capital
   Certificates, Series 2006-C4, Class A3
   5.467% due 09/15/2039                              1,075,000        1,080,375
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class A2
   4.609% due 02/15/2038                                127,000          124,948
DLJ Commercial Mortgage Corp.,
   Series 1999-CG2,Class A1B
   7.30% due 06/10/2032                                 537,000          561,861
Federal Home Loan Mortgage Corp. Stated
   Final, Series 2004-SF4, Class B
   2.37% due 12/15/2009                                  71,560           69,747
Federal Home Loan Mortgage Corp. Stated
   Final, Series 2004-SF4, Class C
   3.32% due 12/15/2011                                  55,000           52,688
Federal Home Loan Mortgage Corp. Strips,
   Series
   1998-199, Class PO
   zero coupon PO due 08/01/2028                         10,562            8,564
Federal Home Loan Mortgage Corp., Series
   1993-1633, Class PL
   6.50% due 03/15/2023                                  39,673           39,654
Federal Home Loan Mortgage Corp., Series
   1994-1671, Class G
   6.50% due 08/15/2023                                   8,185            8,190
Federal Home Loan Mortgage Corp., Series
   2003-2586, Class NJ
   4.50% due 08/15/2016                                 584,053          572,911
Federal Home Loan Mortgage Corp., Series
   2003-2614, Class IH
   4.50% IO due 05/15/2016                              227,000           26,209
Federal Home Loan Mortgage Corp., Series
   2003-2627, Class IE
   4.50% IO due 04/15/2018                               77,596            7,722
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class KI
   4.50% IO due 01/15/2015                              210,391           12,478
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class LI
   4.50% IO due 06/15/2011                               60,785            1,137
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class MV
   4.00% due 01/15/2022                                 164,000          162,450

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class PC
   4.50% due 03/15/2016                          $    1,043,000   $    1,020,142
Federal Home Loan Mortgage Corp., Series
   2003-2681, Class PC
   5.00% due 01/15/2019                                 218,000          216,351
Federal Home Loan Mortgage Corp., Series
   2003-2686, Class JG
   5.50% due 04/15/2028                                 721,000          720,070
Federal Home Loan Mortgage Corp., Series
   2003-41, Class YV
   5.50% due 04/25/2014                                 254,971          256,328
Federal Home Loan Mortgage Corp., Series
   2004-2809, Class EG
   5.00% due 08/15/2021                                 261,574          259,049
Federal Home Loan Mortgage Corp., Series
   2004-2844, Class PQ
   5.00% due 05/15/2023                                 127,000          126,573
Federal Home Loan Mortgage Corp., Series
   2004-2872, Class YB
   5.00% due 06/15/2023                                 273,000          271,459
Federal Home Loan Mortgage Corp., Series
   2004-2882, Class YB
   5.00% due 10/15/2027                                 600,000          592,639
Federal Home Loan Mortgage Corp., Series
   2004-2890, Class PB
   5.00% due 11/15/2027                                 680,000          671,699
Federal Home Loan Mortgage Corp., Series
   2005-2934, Class NB
   5.00% due 01/15/2028                                  91,000           89,779
Federal Home Loan Mortgage Corp., Series
   2005-46, Class CN
   5.00% due 01/25/2020                                 266,000          263,630
Federal Home Loan Mortgage Corp., Series
   2005-R003, Class VA
   5.50% due 08/15/2016                                 514,738          518,269
Federal Home Loan Mortgage Corp., Series
   2006-3123, Class VB
   6.00% due 09/15/2013                                 264,811          271,005
Federal Home Loan Mortgage Corp., Series
   2006-3152, Class DA
   6.00% due 09/15/2025                                 200,000          202,276
Federal Home Loan Mortgage Corp., Series
   2006-3162, Class OD
   6.00% due 06/15/2035                                 475,000          478,677
Federal Home Loan Mortgage Corp., Series
   2006-3177, Class PA
   6.00% due 12/15/2026                                 393,516          397,928
Federal Home Loan Mortgage Corp., Series
   2006-3195, Class PN
   6.50% due 08/15/2030                               1,262,940        1,293,856
Federal Home Loan Mortgage Corp., Series
   2006-R007, Class VA
   6.00% due 09/15/2016                               1,269,081        1,295,695
Federal National Mortgage Association Interest
   Strip, Series 2002-319, Class 2
   6.50% IO due 02/01/2032                               39,463            9,009

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal National Mortgage Association,
   Series 1993-8, Class L
   9.00% due 01/25/2008                          $        3,971   $        4,021
Federal National Mortgage Association,
   Series 2002-43, Class A
   6.00% due 06/25/2016                                     421              420
Federal National Mortgage Association,
   Series 2002-74, Class PJ
   5.00% due 03/25/2015                                 524,000          520,607
Federal National Mortgage Association,
   Series 2002-84, Class VA
   5.50% due 11/25/2013                                 210,111          211,094
Federal National Mortgage Association,
   Series 2003-40, Class NI
   5.50% IO due 11/25/2028                               65,075            4,720
Federal National Mortgage Association,
   Series 2003-92, Class NM
   3.50% due 04/25/2013                                 372,660          365,564
Federal National Mortgage Association,
   Series 2004-21, Class AC
   4.00% due 05/25/2016                                  81,910           79,759
Federal National Mortgage Association,
   Series 2006-3136, Class PB
   6.00% due 01/15/2030                                 375,000          380,884
Federal National Mortgage Association,
   Series 2006-35, Class GK
   6.00% due 08/25/2032                                 419,366          425,007
Federal National Mortgage Association,
   Series 2006-49, Class CA
   6.00% due 02/25/2031                                 399,971          405,086
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A2
   6.531% due 05/15/2033                                400,000          419,957
GE Capital Commercial Mortgage Corp., Series
   2005-C4, Class A1
   5.082% due 11/10/2045                                474,400          473,622
Government National Mortgage Association,
   Series 1997-16, Class PL
   6.50% due 10/20/2027                                 429,000          441,401
Government National Mortgage Association,
   Series 1998-12, Class Z
   6.50% due 05/20/2028                                  52,523           53,670
Government National Mortgage Association,
   Series 1998-6, Class EA
   zero coupon PO due 03/16/2028                         48,748           40,157
Government National Mortgage Association,
   Series 1999-15, Class PB
   5.00% due 08/16/2028                                  13,369           13,341
Government National Mortgage Association,
   Series 2001-48, Class PC
   6.50% due 10/20/2031                                 360,643          371,504
Government National Mortgage Association,
   Series 2003-3, Class LM
   5.50% due 02/20/2032                                 535,000          535,267
Government National Mortgage Association,
   Series 2003-49, Class C
   4.485% due 10/16/2033 (b)                             59,000           55,123

SPECTRUM INCOME TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
   Government National Mortgage Association,
   Series
   2003-70, Class TD
   5.50% due 10/20/2030                          $    1,211,000   $    1,212,799
Government National Mortgage Association,
   Series 2004-43, Class D
   4.994% due 03/16/2030 (b)                             49,000           47,837
Government National Mortgage Association,
   Series 2004-44, Class PC
   5.50% due 05/20/2031                               1,237,000        1,246,592
Government National Mortgage Association,
   Series 2005-94, Class PB
   5.50% due 12/20/2035                                 135,000          132,405
Greenwich Capital Commercial Funding Corp.,
   Series 2004-GG1, Class A2
   3.835% due 06/10/2036                                107,400          106,385
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class AAB
   4.619% due 08/10/2042 (b)                            124,000          119,934
GSR Mortgage Loan Trust,
   Series 2005-AR6, Class 3A1
   4.5605% due 09/25/2035 (b)                         1,119,633        1,099,514
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIB2,
   Class A2
   6.244% due 04/15/2035                              1,476,653        1,500,454
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIBC,
   Class A3
   6.26% due 03/15/2033                                 241,000          249,694
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class A1
   4.613% due 10/15/2042                                 34,640           34,268
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class ASB
   4.824% due 10/15/2042 (b)                            533,000          518,865
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2006-CB14,
   Class A4
   5.481% due 12/12/2044 (b)                          1,685,000        1,697,890
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A1
   3.636% due 11/15/2027                                701,358          684,783
LB-UBS Commercial Mortgage Trust,
   Series 2004-C2, Class A2
   3.246% due 03/15/2029                                598,000          573,485
LB-UBS Commercial Mortgage Trust,
   Series 2004-C4, Class A2
   4.567% due 06/15/2029 (b)                            390,000          384,847
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class A4
   4.742% due 02/15/2030                                688,000          661,699
LB-UBS Commercial Mortgage Trust,
   Series 2006-C1, Class A1
   5.018% due 02/15/2031                                203,011          202,575

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
LB-UBS Commercial Mortgage Trust,
   Series 2006-C1, Class A4
   5.156% due 02/15/2031                         $    1,992,500   $    1,962,535
Morgan Stanley Dean Witter
   Capita I, Series 2002-TOP7, Class A1
   5.38% due 01/15/2039                                  56,466           56,747
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                                 312,000          322,777
Morgan Stanley Capital I, Series 2006-T23,
   Class A1
   5.682% due 08/12/2041                                228,160          231,743
Morgan Stanley Capital I, Series 2006-T23,
   Class A4
   5.983% due 08/12/2041                                460,000          478,561
Vendee Mortgage Trust, Series 1996-3,
   Class 4
   9.6066% due 03/15/2025 (b)                            22,759           24,266
Washington Mutual, Inc., Series 2005-AR3,
   Class A2
   4.6424% due 03/25/2035 (b)                           451,268          443,670
Washington Mutual, Inc., Series 2004-AR1,
   Class A
   4.229% due 03/25/2034 (b)                            214,011          210,782
Wells Fargo Mortgage Backed Securities
   Trust, Series 2003-O, Class 5A1
   4.8023% due 01/25/2034 (b)                           654,671          639,418
Wells Fargo Mortgage Backed Securities
   Trust, Series 2005-AR2, Class 2A2
   4.5457% due 03/25/2035 (b)                           488,916          482,798
Wells Fargo Mortgage Backed Securities
   Trust, Series 2005-AR2, Class 3A1
   4.9415% due 03/25/2035 (b)                           291,114          286,858
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $44,802,735)                                             $   44,965,350
                                                                  --------------
ASSET BACKED SECURITIES - 2.22%
AmeriCredit Automobile Receivables Trust,
   Series 2006-RM, Class A3
   5.53% due 01/06/2014                               1,195,000        1,211,118
BankBoston Home Equity Loan Trust,
   Series 1998-2, Class A6
   6.64% due 12/25/2028                                  60,087           60,382
Bay View Auto Trust, Series 2005-3, Class A4
   5.01% due 06/25/2014                                 342,000          340,426
Cabela's Master Credit Card Trust,
   Series 2005-1A, Class A1
   4.97% due 10/15/2013                                 135,000          135,000
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class A4
   2.64% due 11/17/2008                                 164,000          161,165
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class CTFS
   2.84% due 09/15/2010                                 127,000          124,393
Capital Auto Receivables Asset Trust,
   Series 2006-SN1A, Class B
   5.50% due 04/20/2010                                 275,000          278,824
Capital Auto Receivables Asset Trust,
   Series 2006-SN1A, Class A4A
   5.46% due 03/20/2010                               1,550,000        1,561,141

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
Capital Auto Receivables Asset Trust,
   Series 2006-SN1A, Class A4B
   5.44% due 03/20/2010 (b)                      $      300,000   $      300,797
Capital One Multi-Asset Execution Trust,
   Series 2004-A8, Class A8
   5.46% due 08/15/2014 (b)                             376,000          377,857
Capital One Prime Auto Receivables Trust,
   Series 2006-1, Class A4
   5.01% due 11/15/2011                                 540,000          540,243
Chase Funding Mortgage Loan
   Asset-Backed Certificates,
   Series 2002-2, Class 1M1
   5.599% due 09/25/2031                                 27,964           27,793
Chase Funding Mortgage Loan
   Asset-Backed Certificates,
   Series 2002-4, Class 2A1
   5.70% due 10/25/2032 (b)                              18,514           18,547
Chase Funding Mortgage Loan
   Asset-Backed Certificates,
   Series 2003-3, Class 1A6
   3.717% due 10/25/2014                                146,718          140,014
CNH Equipment Trust, Series 2003-B,
   Class A4B
   3.38% due 02/15/2011                                 225,000          221,775
Credit-Based Asset Servicing and
   Securitization,
   Series 2005-CB5, Class AF2
   4.831% due 08/25/2035                                251,000          247,779
Credit-Based Asset Servicing and
   Securitization,
   Series 2006-CB3, Class AV3
   5.50% due 03/25/2036 (b)                             805,000          805,534
Detroit Edison Securitization Funding LLC,
   Series 2001-1, Class A5
   6.42% due 03/01/2015                                 425,000          451,469
GE Capital Credit Card Master Note Trust,
   Series 2006-1, Class A
   5.08% due 09/17/2012                                 345,000          346,779
GE Equipment Small Ticket LLC,
   Series 2005-1A, Class A4
   4.51% due 12/22/2014                                 287,000          282,932
GS Auto Loan Trust, Series 2004-1, Class A3
   2.13% due 11/15/2007                                   4,077            4,070
Harley-Davidson Motorcycle Trust,
   Series 2003-3, Class A2
   2.76% due 05/15/2011                                  58,386           57,482
Harley-Davidson Motorcycle Trust,
   Series 2003-4, Class A2
   2.69% due 04/15/2011                                  69,038           67,418
Hertz Vehicle Financing LLC,
   Series 2004-1A, Class A2
   2.38% due 05/25/2008                                 227,000          224,289
Honda Auto Receivables Owner Trust,
   Series 2003-5, Class A4
   2.96% due 04/20/2009                                 166,000          163,540
Household Affinity Credit Card Master Note
   Trust I,
   Series 2003-1, Class A
   5.45% due 02/15/2010 (b)                              91,000           91,148

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES
   (CONTINUED)
Household Automotive Trust,
   Series 2006-2, Class A4
   5.67% due 05/17/2013                          $      220,000   $      226,615
Hyundai Auto Receivables Trust,
   Series 2003-A, Class A4
   3.02% due 10/15/2010                                 234,421          229,945
Hyundai Auto Receivables Trust,
   Series 2006-A, Class A4
   5.26% due 06/25/2014                                 485,000          487,956
John Deere Owner Trust, Series 2005-A,
   Class A4
   4.16% due 05/15/2012                                  45,000           44,150
John Deere Owner Trust, Series 2006-A,
   Class A4
   5.39% due 06/17/2013                                 225,000          225,914
M&I Auto Loan Trust, Series 2005-1,
   Class A4
   4.86% due 03/21/2011                                 120,000          119,463
Marriott Vacation Club Owner Trust,
   Series 2006-1A, Class A
   5.737% due 04/20/2028                                380,218          385,228
Marriott Vacation Club Owner Trust,
   Series 2006-1A, Class B
   5.827% due 04/20/2028                                 33,797           34,247
MBNA Credit Card Master Note Trust,
   Series 2005-A3, Class A3
   4.10% due 10/15/2012                               1,075,000        1,044,049
MBNA Master Credit Card Trust USA,
   Series 2000-D, Class A
   5.53% due 09/15/2009 (b)                             193,000          193,231
Morgan Stanley ABS Capital I,
   Series 2006-HE4, Class A3
   5.23% due 06/25/2036                                 650,000          651,492
Navistar Financial Corp., Owner Trust,
   Series 2003-B, Class A3
   5.53% due 04/15/2008 (b)                              46,517           46,539
New Century Home Equity Loan
   Trust, Series 2005-A, Class A6
   4.954% due 08/25/2035                                773,000          749,938
New Century Home Equity Loan
   Trust, Series 2005-A, Class M2
   5.344% due 08/25/2035                                183,000          179,261
Nissan Auto Receivables Owner Trust,
   Series 2004-A, Class A4
   2.76% due 07/15/2009                                 314,000          307,277
Onyx Acceptance Owner
   Trust, Series 2005-A, ClassA4
   3.91% due 09/15/2011                                 150,000          147,154
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                                 381,000          399,137
PP&L Transition Bond Company LLC,
   Series 1999-1, Class A8
   7.15% due 06/25/2009                                  96,000           99,019
PSE&G Transition Funding LLC,
   Series 2001-1, Class A6
   6.61% due 06/15/2015                                 412,000          442,296
Reliant Energy Transport Bond Company,
   Series 2001-1, Class A4
   5.63% due 09/15/2015                                 284,000          290,978

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES
  (CONTINUED)
Residential Asset Mortgage Products, Inc.,
   Series 2003-RZ2, Class A1
   3.60% due 04/25/2033                          $       33,504   $       32,701
Residential Asset Mortgage Products, Inc.,
   Series 2003-RZ4, Class M1
   5.27% due 10/25/2033                                  50,000           49,397
Residential Asset Mortgage Products, Inc.,
   Series 2005-RZ4, Class A3
   5.73% due 12/25/2034 (b)                             253,000          255,457
Residential Asset Securities Corp,
   Series 2005-KS10, Class 1A2
   5.58% due 11/25/2035 (b)                             224,000          224,379
Residential Asset Securities Corp,
   Series 2006-KS3, Class AI3
   5.50% due 04/25/2036 (b)                             550,000          550,990
Sovereign Bank Home Equity Loan Trust,
   Series 2000-1, Class A6
   7.25% due 02/25/2015                                   7,456            7,626
Triad Auto Receivables Owner Trust,
   Series 2006-B, Class A3
   5.41% due 08/12/2011                                 450,000          452,461
Triad Auto Receivables Owner Trust,
   Series 2006-B, Class A4
   5.52% due 11/12/2012                                 525,000          533,241
USAA Auto Owner Trust, Series 2005-2,
   Class A4
   4.17% due 02/15/2011                                 140,000          137,676
Volkswagen Auto Lease Trust,
   Series 2006-A, Class A4
   5.54% due 04/20/2011                                 235,000          237,827
Wachovia Auto Owner Trust,
   Series 2006-A, Class A4
   5.38% due 03/20/2013                                 225,000          227,637
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $17,159,715)                                                $   17,255,196
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.03%

SUPRANATIONAL - 0.03%
Eurofima, EMTN
   6.50% due 08/22/2011 (a)                    AUD      310,000          235,513
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $241,856)                                                   $      235,513
                                                                  --------------
SHORT TERM INVESTMENTS - 17.41%
Federal Republic of Germany
   4.00% due 02/16/2007                        EUR      600,000   $      762,598
Malaysia Government Bond, Series 182
   zero coupon due 01/12/2007                  MYR    1,161,000          311,514
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   88,208,985       88,208,985
T. Rowe Price Reserve Investment Fund (c)            46,224,485       46,224,485
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $135,513,558)                                               $  135,507,582
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 1.44%
Repurchase Agreement with State Street Corp.
   dated 09/29/2006 at 3.95% to be
   repurchased at $11,215,691 on 10/02/2006,
   collateralized by $11,670,000 Federal
   National Mortgage Association, 6.00% due
   07/25/2025 (valued at $11,436,600,
   including interest) (c)                       $   11,212,000   $   11,212,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,212,000)                                             $   11,212,000
                                                                  --------------
TOTAL INVESTMENTS (SPECTRUM INCOME TRUST)
   (COST $858,361,179) - 112.02%                                  $  872,154,342
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (12.02)%                                                 (93,567,375)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  778,586,967
                                                                  ==============

STRATEGIC BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 0.21%

BUSINESS SERVICES - 0.01%
ContinentalAFA Dispensing Company *                      25,862   $       37,500

CELLULAR COMMUNICATIONS - 0.19%
American Tower Corp., Class A *                          29,990        1,094,635

CHEMICALS - 0.01%
Applied Extrusion Technologies * (a)                      5,628           22,512

FOOD & BEVERAGES - 0.00%
Imperial Sugar Company (a)                                  688           21,411

HOUSEHOLD PRODUCTS - 0.00%
Home Interiors *                                      1,103,919           11,039
                                                                  --------------
TOTAL COMMON STOCKS (Cost $606,636)                               $    1,187,097
                                                                  --------------
PREFERRED STOCKS - 0.02%

CRUDE PETROLEUM & NATURAL GAS - 0.02%
Chesapeake Energy Corp. *                                   491          123,874
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $123,376)                            $      123,874
                                                                  --------------
WARRANTS - 0.00%

GOVERNMENT OF MEXICO - 0.00%
United Mexican States
   (Expiration Date 10/10/2006; strike
   price $25.00)                                          7,500           20,250

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Leap Wireless International, Inc.
   (Expiration date 04/15/2010; strike
   price $96.80)                                            370                4
                                                                  --------------
TOTAL WARRANTS (Cost $18,750)                                     $       20,254
                                                                  --------------

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS - 5.39%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 1.57%
   0.875% due 04/15/2010 (a)                     $    1,428,526   $    1,353,696
   1.875% due 07/15/2015 (a)                            460,293          445,693
   2.00% due 01/15/2016 to 01/15/2026 (a)             3,434,420        3,310,217
   2.375% due 04/15/2011 (a)                          3,967,470        3,971,656
                                                                  --------------
                                                                       9,081,262
U.S. TREASURY BONDS - 0.78%
   4.50% due 02/15/2036 (a)                           4,720,000        4,522,718

U.S. TREASURY NOTES - 3.04%
   4.25% due 08/15/2015 ****                          2,000,000        1,945,546
   4.875% due 08/15/2016 (a)                         13,750,000       14,009,957
   5.125% due 05/15/2016 (a)                          1,490,000        1,545,643
                                                                  --------------
                                                                      17,501,146
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,597,989)                                                $   31,105,126
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.30%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.09%
   5.125% due 04/18/2011                                520,000          524,471
   8.00% due 05/01/2010                                  12,415           12,678
   8.50% due 05/01/2008                                   5,988            6,080
                                                                  --------------
                                                                         543,229
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   23.48%
   5.00% TBA **                                      44,450,000       42,972,438
   5.50% TBA **                                      70,500,000       69,773,125
   5.779% due 11/01/2035                                369,060          377,941
   6.00% TBA **                                      20,650,000       20,740,344
   6.50% due 10/01/2032                               1,198,248        1,224,688
   7.50% due 07/01/2030 to 02/01/2031                    86,424           89,424
   8.00% due 07/01/2027 to 08/01/2027                    82,340           87,140
   8.80% due 01/25/2019                                  69,459           74,368
   10.40% due 04/25/2019                                 23,396           25,174
                                                                  --------------
                                                                     135,364,642
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 6.73%
   5.00% due 04/15/2034 to 04/15/2035                 5,802,914        5,641,606
   5.00% TBA **                                       3,550,000        3,447,660
   6.00% TBA **                                      29,300,000       29,647,937
   7.50% due 04/15/2022 to 10/15/2027                    38,520           40,175
                                                                  --------------
                                                                      38,777,378
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $173,267,359)                                               $  174,685,249
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 10.37%

BRAZIL - 3.71%
Federative Republic of Brazil
   8.00% due 01/15/2018                               1,330,000        1,461,005
   8.25% due 01/20/2034 ***                           6,500,000        7,475,000
   8.75% due 02/04/2025                               1,620,000        1,929,420
   8.875% due 10/14/2019 (a)                            700,000          830,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

BRAZIL (CONTINUED)
Federative Republic of Brazil (continued)
   11.00% due 08/17/2040 (a)                     $    7,458,000   $    9,714,045
                                                                  --------------
                                                                      21,409,670
COLOMBIA - 0.18%
Republic of Colombia
   8.125% due 05/21/2024 (a)                            397,000          436,700
   10.00% due 01/23/2012                                265,000          308,858
   10.75% due 01/15/2013 (a)                            250,000          305,250
                                                                  --------------
                                                                       1,050,808

ITALY - 0.35%
Republic of Italy
   5.804% due 10/25/2032                              1,948,000        1,992,342

MEXICO - 0.84%
Government of Mexico
   5.625% due 01/15/2017                              2,772,000        2,738,736
   7.50% due 04/08/2033                                 594,000          685,179
   8.125% due 12/30/2019 (a)                            790,000          948,000
   10.375% due 02/17/2009                               396,000          441,540
                                                                  --------------
                                                                       4,813,455
PANAMA - 0.74%
Republic of Panama
   6.70% due 01/26/2036                                 303,000          299,970
   7.25% due 03/15/2015                                 360,000          384,300
   9.375% due 04/01/2029                              2,783,000        3,590,070
                                                                  --------------
                                                                       4,274,340
RUSSIA - 4.55%
Russian Federation, Series REGS
   5.00% due 03/31/2030                              22,756,000       25,397,972
   11.00% due 07/24/2018                                600,000          863,880
                                                                  --------------
                                                                      26,261,852
VENEZUELA - 0.00%
Republic of Venezuela
   zero coupon due 04/15/2020                            10,000            3,550
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $57,163,887)                                                $   59,806,017
                                                                  --------------
CORPORATE BONDS - 47.52%

ADVERTISING - 0.27%
Lamar Media Corp.
   6.625% due 08/15/2015                                170,000          162,988
R.H. Donnelley Corp., Series A-1
   6.875% due 01/15/2013                                125,000          114,062
R.H. Donnelley Corp., Series A-2
   6.875% due 01/15/2013                                200,000          182,500
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                                625,000          626,562
R.H. Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                               450,000          495,000
                                                                  --------------
                                                                       1,581,112

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AEROSPACE - 0.22%
Alliant Techsystems, Inc.
   6.75% due 04/01/2016                          $      155,000   $      152,675
DRS Technologies, Inc.
   6.875% due 11/01/2013                                550,000          543,125
   7.625% due 02/01/2018                                 50,000           50,750
Sequa Corp.
   9.00% due 08/01/2009                                 275,000          291,844
TransDigm, Inc.
   7.75% due 07/15/2014                                 230,000          231,725
                                                                  --------------
                                                                       1,270,119
AIR TRAVEL - 0.05%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                 36,360           33,815
Continental Airlines, Inc., Series D
   7.568% due 12/01/2006                                265,000          265,000
                                                                  --------------
                                                                         298,815
APPAREL & TEXTILES - 0.10%
Levi Strauss & Company
   9.75% due 01/15/2015                                 550,000          570,625

AUTO PARTS - 0.19%
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                                 140,000          134,050
Keystone Automotive Operations
   9.75% due 11/01/2013                                 250,000          235,000
TRW Automotive, Inc.
   9.375% due 02/15/2013                                130,000          138,450
   11.00% due 02/15/2013                                 10,000           10,900
Visteon Corp.
   7.00% due 03/10/2014 (a)                             310,000          277,450
   8.25% due 08/01/2010 (a)                             320,000          312,000
                                                                  --------------
                                                                       1,107,850
AUTO SERVICES - 0.24%
Hertz Corp., Class A
   8.875% due 01/01/2014                                355,000          371,863
   10.50% due 01/01/2016 (a)                            585,000          643,500
Penhall International Corp.
   12.00% due 08/01/2014                                345,000          361,387
                                                                  --------------
                                                                       1,376,750
AUTOMOBILES - 1.68%
DaimlerChrysler North America Holding Corp.
   4.05% due 06/04/2008                               1,760,000        1,718,656
Ford Motor Company
   6.625% due 10/01/2028 (a)                            225,000          167,906
   7.45% due 07/16/2031 (a)                           1,905,000        1,471,612
   8.875% due 01/15/2022                                145,000          124,881
   8.90% due 01/15/2032 (a)                             150,000          134,625
General Motors Corp.
   8.25% due 07/15/2023 (a)                             150,000          129,938
   8.375% due 07/15/2033 (a)                          6,860,000        5,933,900
                                                                  --------------
                                                                       9,681,518
BANKING - 2.34%
Bank of America Corp.
   7.40% due 01/15/2011                               2,315,000        2,505,469

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Glitnir Banki HF
   6.33% due 07/28/2011                          $      720,000   $      734,885
   6.693% due 06/15/2016 (b)                          1,220,000        1,247,572
Kaupthing Bank
   5.758% due 04/12/2011                              2,030,000        2,030,303
   7.125% due 05/19/2016                                440,000          462,519
Resona Preferred Global Securities
   (Cayman), Ltd.
   7.191% due 12/29/2049 (b)                            860,000          890,100
Wachovia Corp.
   5.25% due 08/01/2014 ***                           3,280,000        3,243,831
Wells Fargo Company
   5.30% due 08/26/2011                               2,360,000        2,375,762
                                                                  --------------
                                                                      13,490,441
BROADCASTING - 0.70%
Barrington Broadcasting
   10.50% due 08/15/2014                                 80,000           78,000
CanWest Media, Inc.
   8.00% due 09/15/2012                                 293,026          289,363
CMP Susquehanna Corp.
   9.875% due 05/15/2014                                 75,000           70,500
CSC Holdings, Inc.
   7.00% due 04/15/2012                                 400,000          398,500
   7.625% due 07/15/2018 (a)                             30,000           30,713
   7.875% due 02/15/2018                                 15,000           15,562
   8.125% due 08/15/2009                                550,000          569,937
CSC Holdings, Inc., Series B
   8.125% due 07/15/2009                                 75,000           77,625
Hughes Network Systems LLC/HNS Finance Corp.
   9.50% due 04/15/2014                                 200,000          206,000
News America, Inc.
   5.30% due 12/15/2014                               2,050,000        2,009,968
XM Satellite Radio, Inc.
   9.75% due 05/01/2014                                 170,000          162,350
   9.9888% due 05/01/2013 (b)                           120,000          114,000
                                                                  --------------
                                                                       4,022,518
BUILDING MATERIALS & CONSTRUCTION - 0.16%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
   03/01/2009 due 03/01/2014 (a)                        925,000          508,750
NTK Holdings, Inc.
   zero coupon, Step up to 10.75% on
   09/01/2009 due 03/01/2014 (a)                        580,000          400,200
                                                                  --------------
                                                                         908,950
BUSINESS SERVICES - 0.57%
Activant Solutions, Inc.
   9.50% due 05/01/2016                                 195,000          180,375
Affinion Group, Inc.
   10.125% due 10/15/2013 (a)                           360,000          378,000
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                60,000           60,000
Electronic Data Systems Corp.
   7.125% due 10/15/2009                              1,370,000        1,432,923
Sungard Data Systems, Inc.
   9.125% due 08/15/2013                                375,000          388,125
   10.25% due 08/15/2015                                235,000          242,050

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Xerox Corp.
   6.40% due 03/15/2016                          $      625,000   $      621,875
                                                                  --------------
                                                                       3,303,348
CABLE AND TELEVISION - 1.70%
Charter Communications Holdings I LLC
   11.00% due 10/01/2015                                460,000          418,600
   11.00% due 10/01/2015 (a)                             14,963           13,504
   11.75 due 05/15/2014                                 145,000          103,312
   13.50% due 01/15/2014                                175,000          134,313
Charter Communications Holdings II
   LLC/Charter Communications Holdings II
   Capital Corp.
   10.25% due 09/15/2010                                400,000          408,000
   10.25% due 10/01/2013 (a)                            292,045          297,156
Comcast Corp.
   6.50% due 01/15/2015                                 860,000          897,726
   6.50% due 01/15/2017                                 450,000          469,728
DirecTV Holdings LLC
   6.375% due 06/15/2015                                385,000          361,900
   8.375% due 03/15/2013                                 30,000           31,088
EchoStar DBS Corp.
   6.625% due 10/01/2014                              1,200,000        1,141,500
   7.125% due 02/01/2016                                 65,000           62,806
Kabel Deutschland GMBH
   10.625% due 07/01/2014                               490,000          525,525
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                 455,000          486,850
Rainbow National Services LLC
   8.75% due 09/01/2012                                  70,000           74,900
   10.375% due 09/01/2014                                75,000           84,750
Rogers Cable, Inc.
   5.50% due 03/15/2014                                  20,000           18,800
   6.25% due 06/15/2013                                  15,000           14,812
   8.75% due 05/01/2032                                 525,000          619,500
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                 435,000          440,981
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                820,000          967,105
Time Warner, Inc.
   7.625% due 04/15/2031                              1,775,000        1,960,789
Videotron LTEE
   6.375% due 12/15/2015                                300,000          284,250
                                                                  --------------
                                                                       9,817,895
CELLULAR COMMUNICATIONS - 0.62%
American Tower Corp.
   7.125% due 10/15/2012                                425,000          435,625
AT&T Broadband Corp.
   8.375% due 03/15/2013                              1,580,000        1,802,284
Nextel Communications, Inc.
   6.875% due 10/31/2013                                250,000          254,486
Rogers Wireless, Inc.
   7.25% due 12/15/2012                                  40,000           41,850
   8.00% due 12/15/2012                                 140,000          148,750
Rural Cellular Corp.
   9.875% due 02/01/2010                                475,000          495,187

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
UbiquiTel Operating Company
   9.875% due 03/01/2011                         $      375,000   $      406,875
                                                                  --------------
                                                                       3,585,057
CHEMICALS - 0.42%
Arco Chemical Company
   9.80% due 02/01/2020                                 100,000          113,000
Equistar Chemicals LP
   10.625% due 05/01/2011                               325,000          348,563
Georgia Gulf Corp.
   9.50% due 10/15/2014                                 510,000          506,450
Huntsman International LLC
   7.375% due 01/01/2015                                 35,000           35,350
   9.875% due 03/01/2009 (a)                            301,000          313,793
Lyondell Chemicals Company
   8.00% due 09/15/2014                                 120,000          121,500
   8.25% due 09/15/2016                                 100,000          101,500
   10.50% due 06/01/2013                                 30,000           33,000
   11.125% due 07/15/2012                               320,000          348,800
Methanex Corp.
   8.75% due 08/15/2012                                 195,000          211,087
Westlake Chemical Corp.
   6.625% due 01/15/2016                                300,000          285,000
                                                                  --------------
                                                                       2,418,043
COAL - 0.05%
International Coal Group, Inc.
   10.25% due 07/15/2014                                330,000          313,500

COMMERCIAL SERVICES - 0.07%
DI Finance/DynCorp International LLC,
   Series B
   9.50% due 02/15/2013                                 380,000          393,300

COMPUTERS & BUSINESS EQUIPMENT - 0.03%
Seagate Technology Holdings
   8.00% due 05/15/2009                                 145,000          150,800

CONSTRUCTION & MINING EQUIPMENT - 0.00%
Terex Corp.
   7.375% due 01/15/2014                                 13,000           13,065

CONSTRUCTION MATERIALS - 0.07%
Nortek, Inc.
   8.50% due 09/01/2014                                 430,000          406,350

CONTAINERS & GLASS - 0.40%
Berry Plastics Holding Corp.
   8.875% due 09/15/2014                                200,000          201,000
Graham Packaging Company, Inc.
   9.875% due 10/15/2014 (a)                            430,000          422,475
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                 575,000          587,937
Owens-Brockway Glass Container, Inc.
   7.75% due 05/15/2011                                 350,000          359,625
   8.25% due 05/15/2013                                  75,000           76,875
Owens-Illinois, Inc.
   7.35% due 05/15/2008 (a)                             500,000          503,750
Plastipak Holdings, Inc.
   8.50% due 12/15/2015                                 150,000          151,500

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Radnor Holdings Corp.
   11.00% due 03/15/2010 (a)                     $      175,000   $       26,250
                                                                  --------------
                                                                       2,329,412
CORRECTIONAL FACILITIES - 0.10%
Corrections Corp. of America
   6.25% due 03/15/2013                                 250,000          245,000
   6.75% due 01/31/2014                                 350,000          350,000
                                                                  --------------
                                                                         595,000
COSMETICS & TOILETRIES - 0.04%
Playtex Products, Inc.
   8.00% due 03/01/2011                                 210,000          217,875

CRUDE PETROLEUM & NATURAL GAS - 1.64%
Anadarko Finance Company, Series B
   7.50% due 05/01/2031                               1,370,000        1,566,492
Anadarko Petroleum Corp.
   5.79% due 09/15/2009 (b)                           1,340,000        1,341,633
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                 500,000          463,750
   6.625% due 01/15/2016                                130,000          125,450
   6.875% due 01/15/2016                                 60,000           58,650
   7.00% due 08/15/2014                                 300,000          296,625
Conoco, Inc.
   6.95% due 04/15/2029                               2,340,000        2,698,635
Encore Acquisition Company
   6.00% due 07/15/2015                                  65,000           59,475
Mariner Energy, Inc.
   7.50% due 04/15/2013                                 140,000          133,700
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                200,000          201,000
Plains Exploration & Production Company
   7.125% due 06/15/2014                                350,000          365,750
Pogo Producing Company
   6.875% due 10/01/2017                                300,000          286,125
   7.875% due 05/01/2013                                 70,000           71,313
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                                375,000          355,313
XTO Energy, Inc.
   6.25% due 04/15/2013 (a)                           1,370,000        1,413,113
                                                                  --------------
                                                                       9,437,024
DIVERSIFIED FINANCIAL SERVICES - 0.09%
Emeralds 2006-1-0
   5.5925% due 08/04/2020 (b)                           500,000          500,021

DOMESTIC OIL - 0.83%
Exco Resources, Inc.
   7.25% due 01/15/2011                                 625,000          610,938
Forest Oil Corp.
   8.00% due 12/15/2011                                 500,000          517,500
Hess Corp.
   7.30% due 08/15/2031                               1,370,000        1,542,662
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                 384,000          406,080
Stone Energy Corp.
   8.25% due 12/15/2011 (a)                             575,000          582,188

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Swift Energy Company
   7.625% due 07/15/2011                         $      575,000   $      577,156
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                 575,000          560,625
                                                                  --------------
                                                                       4,797,149
DRUGS & HEALTH CARE - 0.35%
Humana, Inc.
   6.30% due 08/01/2018                               1,980,000        2,001,166

EDUCATIONAL SERVICES - 0.03%
Education Management LLC
   8.75% due 06/01/2014                                 195,000          197,438

ELECTRICAL UTILITIES - 5.31%
AES Corp.
   7.75% due 03/01/2014 ***                           6,150,000        6,396,000
   8.75% due 06/15/2008 ***                           2,140,000        2,220,250
   8.875% due 02/15/2011                              1,165,000        1,246,550
   9.375% due 09/15/2010                              1,730,000        1,868,400
   9.50% due 06/01/2009 (a)                           1,630,000        1,740,025
Dominion Resources, Inc.
   5.70% due 09/17/2012                               1,370,000        1,378,254
Edison Mission Energy
   7.75% due 06/15/2016                                 260,000          263,250
Exelon Corp.
   5.625% due 06/15/2035                              1,390,000        1,312,392
FirstEnergy Corp.
   6.45% due 11/15/2011                                 820,000          855,405
   7.375% due 11/15/2031                              1,420,000        1,641,726
Midwest Generation LLC, Series B
   8.56% due 01/02/2016                                 233,744          248,353
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                               605,000          605,756
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                220,000          249,150
Pacific Gas & Electric Company
   6.05% due 03/01/2034                                 930,000          935,405
TXU Corp., Series P
   5.55% due 11/15/2014                                 440,000          415,702
TXU Corp., Series R
   6.55% due 11/15/2034 (a)                           9,700,000        9,136,178
TXU Electric Delivery Company
   6.375% due 01/15/2015                                110,000          113,568
                                                                  --------------
                                                                      30,626,364
ELECTRONICS - 0.16%
L-3 Communications Corp.
   7.625% due 06/15/2012                                850,000          875,500
Spectrum Brands, Inc.
   7.375% due 02/01/2015                                 93,000           74,400
                                                                  --------------
                                                                         949,900
ENERGY - 0.62%
Duke Energy Company
   4.20% due 10/01/2008                               2,120,000        2,075,715
Inergy, LP
   6.875% due 12/15/2014                                325,000          311,188

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
NRG Energy, Inc.
   7.25% due 02/01/2014                          $      225,000   $      223,313
   7.375% due 02/01/2016                                975,000          968,906
                                                                  --------------
                                                                       3,579,122
FINANCIAL SERVICES - 10.94%
ACE Cash Express, Inc.
   10.25% due 10/01/2014                                100,000          101,250
Aiful Corp.
   5.00% due 08/10/2010                                 860,000          836,239
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                 20,000           21,700
Credit Suisse USA, Inc.
   5.50% due 08/16/2011                                 510,000          514,573
Dow Jones CDX HY, Series 7-T1
   8.375% due 12/29/2011                             16,270,000       16,280,169
E*Trade Financial Corp.
   7.375% due 09/15/2013                                195,000          199,387
   7.875% due 12/01/2015                                 80,000           84,200
El Paso Performance-Linked Trust
   7.75% due 07/15/2011                               1,790,000        1,839,225
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                             100,000           92,784
   7.375% due 10/28/2009                                790,000          767,725
   7.875% due 06/15/2010                              2,825,000        2,751,205
   9.875% due 08/10/2011                                450,000          465,716
   10.64% due 06/15/2011 (b)                          1,179,000        1,231,938
General Motors Acceptance Corp.
   4.375% due 12/10/2007                                510,000          497,900
   5.125% due 05/09/2008                                380,000          372,374
   5.85% due 01/14/2009                                 520,000          509,838
   6.125% due 08/28/2007                                480,000          478,201
   6.75% due 12/01/2014 (a)                           1,050,000        1,025,068
   6.875% due 09/15/2011                              2,425,000        2,412,152
   7.25% due 03/02/2011                                  75,000           75,429
   8.00% due 11/01/2031 (a)                           6,650,000        6,953,114
Global Cash Access LLC
   8.75% due 03/15/2012                                 156,000          163,800
Goldman Sachs Group LP
   4.50% due 06/15/2010                               1,090,000        1,065,066
Hexion US Finance Corp/Hexion Nova Scotia
   Finance ULC
   9.00% due 07/15/2014                                 475,000          484,500
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)***                       3,200,000        3,199,258
International Lease Finance Corp.
   5.875% due 05/01/2013                              1,545,000        1,585,717
iPCS, Inc.
   11.50% due 05/01/2012                                425,000          476,000
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                              1,925,000        2,041,722
JSG Funding PLC
   9.625% due 10/01/2012                                300,000          316,500
Lehman Brothers Holdings, Inc.
   4.50% due 07/26/2010                               1,380,000        1,342,169

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley
   4.75% due 04/01/2014                          $    2,840,000   $    2,700,783
Nell AF SARL
   8.375% due 08/15/2015 (a)                            303,000          300,727
Residential Capital Corp.
   6.00% due 02/22/2011                               1,370,000        1,368,328
Shinsei Finance Cayman Ltd.
   6.418% due 01/29/2049 (b)                          1,010,000        1,003,110
TNK-BP Finance SA
   7.50% due 07/18/2016                               2,560,000        2,674,473
TRAINS HY-1-2006
   7.548% due 05/01/2016 (a)                          6,666,000        6,669,000
Ucar Finance, Inc.
   10.25% due 02/15/2012                                140,000          147,000
                                                                  --------------
                                                                      63,048,340
FOOD & BEVERAGES - 0.16%
Dole Food Company, Inc.
   8.875% due 03/15/2011 (a)                            742,000          710,465
Nutro Products, Inc.
   9.23% due 10/15/2013 (b)                              60,000           61,725
   10.75% due 04/15/2014                                125,000          133,750
                                                                  --------------
                                                                         905,940
FOREST PRODUCTS - 0.45%
Weyerhaeuser Company
   6.75% due 03/15/2012                               2,460,000        2,571,025

FUNERAL SERVICES - 0.04%
Service Corp. International
   7.375% due 10/01/2014                                 85,000           85,531
   7.625% due 10/01/2018                                130,000          130,813
                                                                  --------------
                                                                         216,344
FURNITURE & FIXTURES - 0.17%
Norcraft Companies LP
   9.00% due 11/01/2011                                 340,000          344,675
Norcraft Holdings Capital
   zero coupon, Step up to 9.75% on
      09/01/2008 due 09/01/2012                         160,000          129,600
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                             500,000          510,000
                                                                  --------------
                                                                         984,275
GAS & PIPELINE UTILITIES - 3.82%
Dynegy Holdings, Inc.
   8.375% due 05/01/2016                              1,550,000        1,577,125
El Paso Corp.
   7.80% due 08/01/2031 ***                           6,070,000        6,221,750
   7.875% due 06/15/2012 (a)                            600,000          622,500
El Paso Corp., Series MTN
   7.75% due 01/15/2032 (a)                          10,695,000       10,962,375
El Paso Energy, Series MTN
   7.375% due 12/15/2012 (a)                            725,000          736,781
Kinder Morgan Energy Partners LP
   5.00% due 12/15/2013                                 245,000          232,691
   6.30% due 02/01/2009                                 190,000          193,055
   6.75% due 03/15/2011                                 190,000          197,959
   7.125% due 03/15/2012                                 25,000           26,502

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Williams Companies, Inc.
   7.625% due 07/15/2019 (a)                     $       75,000   $       78,000
   7.875% due 09/01/2021                                575,000          600,875
   8.75% due 03/15/2032                                 525,000          574,875
                                                                  --------------
                                                                      22,024,488
HEALTHCARE PRODUCTS - 0.07%
Angiotech Pharmaceuticals, Inc.
   7.75% due 04/01/2014                                  30,000           28,500
Leiner Health Products, Inc.
   11.00% due 06/01/2012 (a)                            360,000          348,300
                                                                  --------------
                                                                         376,800
HEALTHCARE SERVICES - 0.38%
DaVita, Inc.
   7.25% due 03/15/2015                                 610,000          599,325
Extendicare Health Services, Inc.
   9.50% due 07/01/2010                                 170,000          178,287
Psychiatric Solutions, Inc.
   7.75% due 07/15/2015                                 550,000          536,250
Vanguard Health Holding Company I LLC
   zero coupon, Step up to 11.25% on
      10/01/2009 due 10/01/2015                         100,000           72,000
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                 840,000          814,800
                                                                  --------------
                                                                       2,200,662
HOLDINGS COMPANIES/CONGLOMERATES - 0.03%
Ashtead Capital, Inc.
   9.00% due 08/15/2016                                 161,000          167,440

HOMEBUILDERS - 0.16%
Beazer Homes USA, Inc.
   6.875% due 07/15/2015                                 30,000           27,150
   8.125% due 06/15/2016 (a)                            270,000          262,575
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2016 (a)                             110,000           96,800
   8.625% due 01/15/2017 (a)                            515,000          511,137
                                                                  --------------
                                                                         897,662
HOTELS & RESTAURANTS - 0.13%
CCM Merger, Inc.
   8.00% due 08/01/2013                                 200,000          192,000
El Pollo Loco, Inc.
   11.75% due 11/15/2013                                 75,000           83,250
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                 25,000           26,375
   8.875% due 09/15/2008                                 50,000           52,375
   9.375% due 02/15/2007                                400,000          404,000
                                                                  --------------
                                                                         758,000
INDUSTRIAL MACHINERY - 0.02%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                                135,000          138,375

INSURANCE - 0.09%
Crum & Forster Holdings Corp.
   10.375% due 06/15/2013 (a)                           525,000          538,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INTERNATIONAL OIL - 0.14%
OAO Gazprom, Series REGS
   9.625% due 03/01/2013                         $      300,000   $      354,510
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                 320,000          312,640
   6.625% due 06/15/2035                                165,000          162,113
                                                                  --------------
                                                                         829,263

LEISURE TIME - 1.00%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                                470,000          512,300
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                 50,000           51,625
Boyd Gaming Corp.
   6.75% due 04/15/2014                                 575,000          562,063
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                 425,000          422,875
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                          20,000           15,950
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                375,000          382,969
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010                                345,000          361,387
Isle of Capri Casinos
   7.00% due 03/01/2014                                 500,000          475,000
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                350,000          328,562
MGM Mirage, Inc.
   8.375% due 02/01/2011                                245,000          255,425
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                                250,000          243,750
   7.125% due 08/15/2014                                225,000          223,875
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                 500,000          486,875
   6.875% due 12/01/2011                                100,000          100,500
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                 600,000          607,500
River Rock Entertainment Authority
   9.75% due 11/01/2011                                  40,000           42,500
Station Casinos, Inc.
   7.75% due 08/15/2016                                 455,000          472,062
Warner Music Group
   7.375% due 04/15/2014                                245,000          238,875
                                                                  --------------
                                                                       5,784,093
MANUFACTURING - 1.68%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                                195,000          206,700
Tyco International Group SA
   6.00% due 11/15/2013 ***                           1,970,000        2,038,615
   6.125% due 11/01/2008 ***                          1,690,000        1,714,688
   6.875% due 01/15/2029 ***                          5,130,000        5,710,911
                                                                  --------------
                                                                       9,670,914
MEDICAL-HOSPITALS - 1.37%
Community Health Systems, Inc.
   6.50% due 12/15/2012                                 425,000          406,406

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Genesis Healthcare Corp.
   8.00% due 10/15/2013                          $      250,000   $      259,375
HCA, Inc.
   6.30% due 10/01/2012                                  39,000           33,004
   6.375% due 01/15/2015                                630,000          508,725
   6.50% due 02/15/2016 (a)                             569,000          455,200
Tenet Healthcare Corp.
   6.875% due 11/15/2031                              6,200,000        4,859,250
   7.375% due 02/01/2013 (a)                            225,000          202,781
   9.875% due 07/01/2014                              1,165,000        1,160,631
                                                                  --------------
                                                                       7,885,372
METAL & METAL PRODUCTS - 0.16%
Metals USA, Inc.
   11.125% due 12/01/2015                               485,000          531,075
Mueller Group, Inc.
   10.00% due 05/01/2012                                155,000          168,369
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                         255,000          224,400
                                                                  --------------
                                                                         923,844
OFFICE FURNISHINGS & SUPPLIES - 0.07%
Interface, Inc.
   9.50% due 02/01/2014                                 150,000          154,500
   10.375% due 02/01/2010                               225,000          245,250
                                                                  --------------
                                                                         399,750
PAPER - 0.28%
Abitibi-Consolidated, Inc.
   8.375% due 04/01/2015 (a)                            285,000          259,350
   8.55% due 08/01/2010 (a)                              75,000           74,437
Appleton Papers, Inc.
   8.125% due 06/15/2011                                 25,000           25,000
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                                 420,000          414,750
NewPage Corp.
   11.7388% due 05/01/2012 (b)                          100,000          108,000
   12.00% due 05/01/2013 (a)                             80,000           82,800
P.H. Glatfelter
   7.125% due 05/01/2016                                110,000          107,260
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                 300,000          280,500
Verso Paper Holdings LLC and Verso Paper,
   Inc.
   9.125% due 08/01/2014                                 95,000           95,594
   11.375% due 08/01/2016                               185,000          183,612
                                                                  --------------
                                                                       1,631,303
PETROLEUM SERVICES - 0.50%
Belden & Blake Corp.
   8.75% due 07/15/2012                                 450,000          462,375
Compagnie Generale de Geophysique SA
   7.50% due 05/15/2015                                  95,000           94,050
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                                432,000          424,440
Enterprise Products Operating LP
   8.375% due 08/01/2066 (b)                            200,000          210,517

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034 (a)                     $    1,175,000   $    1,457,587
Grant Prideco, Inc., Series B
   6.125% due 08/15/2015                                125,000          119,375
Pride International, Inc.
   7.375% due 07/15/2014                                105,000          108,150
SESI LLC
   6.875% due 06/01/2014                                 15,000           14,850
                                                                  --------------
                                                                       2,891,344
PHARMACEUTICALS - 0.15%
Omnicare, Inc.
   6.875% due 12/15/2015                                275,000          267,094
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                                 650,000          612,625
                                                                  --------------
                                                                         879,719
PHOTOGRAPHY - 2.43%
Eastman Kodak Company
   3.375% due 10/15/2033 (a)***                       7,830,000        7,653,825
   7.25% due 11/15/2013 (a)                           6,500,000        6,347,153
                                                                  --------------
                                                                      14,000,978
POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 @                               825,000              825

PUBLISHING - 0.33%
CBD Media Holdings, LLC
   9.25% due 07/15/2012                                 400,000          394,000
Dex Media East LLC
   12.125% due 11/15/2012                               200,000          223,250
Dex Media West LLC
   8.50% due 08/15/2010                                 225,000          232,312
   9.875% due 08/15/2013                                145,000          156,600
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                         150,000          126,375
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                         300,000          252,750
Houghton Mifflin Company
   zero coupon, Step up to 11.5% on
      10/15/2008 due 10/15/2013                         310,000          270,475
Primedia, Inc.
   8.875% due 05/15/2011 (a)                            250,000          244,375
                                                                  --------------
                                                                       1,900,137
RAILROADS & EQUIPMENT - 0.07%
Grupo Transportacion Ferroviaria Mexicana,
   S.A. de C.V.
   9.375% due 05/01/2012                                180,000          190,800
   10.25% due 06/15/2007                                150,000          153,375
   12.50% due 06/15/2012                                 50,000           55,000
                                                                  --------------
                                                                         399,175
REAL ESTATE - 0.38%
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                 475,000          502,906

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Forest City Enterprises
   7.625% due 06/01/2015                         $       10,000   $       10,200
Host Marriott LP, REIT
   6.375% due 03/15/2015                                150,000          145,500
   7.125% due 11/01/2013                                775,000          784,688
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016                                 225,000          221,906
Kimball Hill, Inc.
   10.50% due 12/15/2012                                170,000          153,425
Ventas Realty LP/Capital Corp. REIT
   6.50% due 06/01/2016                                  65,000           64,594
   6.75% due 04/01/2017                                 190,000          191,187
   7.125% due 06/01/2015                                 85,000           87,444
                                                                  --------------
                                                                       2,161,850
RETAIL - 0.06%
Brookstone Company, Inc.
   12.00% due 10/15/2012 (a)                             80,000           72,800
Suburban Propane Partners LP
   6.875% due 12/15/2013                                295,000          284,675
                                                                  --------------
                                                                         357,475
RETAIL TRADE - 0.20%
American Greetings Corp.
   7.375% due 06/01/2016                                 30,000           30,450
Blockbuster, Inc.
   9.00% due 09/01/2012 (a)                             200,000          183,500
FTD, Inc.
   7.75% due 02/15/2014                                 358,000          352,630
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015 (a)                           555,000          599,400
                                                                  --------------
                                                                       1,165,980
SANITARY SERVICES - 0.41%
Allied Waste North America, Inc.
   6.375% due 04/15/2011                                100,000           97,500
   7.25% due 03/15/2015 (a)                             350,000          347,375
   8.50% due 12/01/2008                                 200,000          209,500
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014 (a)                            270,000          265,950
Waste Management, Inc.
   6.375% due 11/15/2012 (a)                          1,370,000        1,431,146
                                                                  --------------
                                                                       2,351,471
SEMICONDUCTORS - 0.06%
Amkor Technology, Inc.
   2.50% due 05/15/2011 (a)                             190,000          158,650
MagnaChip Semiconductor SA
   8.00% due 12/15/2014                                 345,000          209,588
                                                                  --------------
                                                                         368,238
SOFTWARE - 0.08%
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                            280,000          284,200
UGS Corp.
   10.00% due 06/01/2012                                170,000          183,600
                                                                  --------------
                                                                         467,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

STEEL - 0.12%
CitiSteel USA, Inc.
   12.9494% due 09/01/2010 (b)                   $      185,000   $      191,013
International Steel Group, Inc.
   6.50% due 04/15/2014                                 185,000          182,687
RathGibson, Inc.
   11.25% due 02/15/2014                                300,000          309,000
                                                                  --------------
                                                                         682,700
TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   1.12%
Cincinnati Bell Telephone Company
   6.30% due 12/01/2028 (a)                              30,000           25,950
Citizens Communications Company
   9.00% due 08/15/2031                                 255,000          273,488
Deutsche Telekom International Finance BV
   5.75% due 03/23/2016                                 820,000          802,270
Hawaiian Telcom Communications, Inc.,
   Series B
   12.50% due 05/01/2015 (a)                            400,000          420,000
Insight Midwest LP
   10.50% due 11/01/2010                                360,000          373,500
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                                  50,000           50,875
Intelsat Bermuda Ltd.
   9.25% due 06/15/2016                                 315,000          331,144
Intelsat Bermuda, Ltd.
   11.25% due 06/15/2016                                575,000          610,937
Intelsat Ltd.
   7.625% due 04/15/2012                                245,000          214,375
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                 815,000          725,350
PanAmSat Corp.
   9.00% due 08/15/2014                                 120,000          123,900
Royal KPN NV
   8.00% due 10/01/2010                               1,090,000        1,177,611
United States West Communications, Inc.
   6.875% due 09/15/2033 ***                          1,425,000        1,300,312
                                                                  --------------
                                                                       6,429,712
TELEPHONE - 1.04%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015                                 170,000          166,600
   8.375% due 01/15/2014 (a)                            250,000          252,500
Nordic Telephone Company Holdings
   8.875% due 05/01/2016                                260,000          273,975
NTL Cable PLC
   9.125% due 08/15/2016                                185,000          191,012
Qwest Communications International, Inc.
   7.50% due 02/15/2014                                 190,000          190,475
Qwest Communications International, Inc.,
   Series B
   7.50% due 02/15/2014                                 555,000          556,387
Qwest Corp.
   8.875% due 03/15/2012                                175,000          190,969
Sprint Capital Corp.
   8.375% due 03/15/2012                              1,730,000        1,938,955
Telecom Italia Capital SA
   5.25% due 10/01/2015                                 880,000          815,413

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Telefonos de Mexico SA de CV
   8.75% due 01/31/2016                        MXN    4,000,000   $      369,531
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013 (a)                     $      520,000          526,472
Windstream Corp.
   8.625% due 08/01/2016                                470,000          502,900
                                                                  --------------
                                                                       5,975,189
TOBACCO - 0.32%
Alliance One International, Inc.
   11.00% due 05/15/2012                                 70,000           71,400
Altria Group, Inc.
   7.00% due 11/04/2013                               1,640,000        1,788,131
                                                                  --------------
                                                                       1,859,531
TRANSPORTATION - 0.04%
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014 (b)                              40,000           40,200
Horizon Lines LLC
   9.00% due 11/01/2012                                 115,000          118,450
OMI Corp.
   7.625% due 12/01/2013                                 45,000           45,450
                                                                  --------------
                                                                         204,100
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $272,764,170)                         $  273,988,766
                                                                  --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 15.19%
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class A4
   5.372% due 09/10/2045 (b)                          1,640,000        1,643,626
Banc of America Mortgage Securities,
   Series 2005-C, Class 2A1
   4.7079% due 04/25/2035 (b)                           303,300          298,530
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class C
   7.35% due 01/17/2032                                 580,000          648,494
Commercial Mortgage Pass-Through
   Certificates, Series 2001-J2A, Class A1
   5.447% due 07/16/2034                                627,099          632,520
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 1A1
   5.53% due 07/20/2046 (b)***                        5,471,452        5,455,835
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 2A1B
   5.53% due 07/20/2046 (b)***                        5,345,248        5,357,035
Countrywide Home Loans, Series 2005-9,
   Class 2A1
   5.55% due 05/25/2035 (b)                             310,037          310,716
Countrywide Home Loans, Series 2006-HYB3,
   Class 2A1A
   5.7846% due 05/20/2036 (b)                           342,066          345,572
Credit Suisse Mortgage Capital
   Certificates, Series 2006-C1, Class A4
   5.609% due 02/15/2039 (b)                          2,580,000        2,619,741
First Boston Mortgage Securities Corp.
   STRIP, Series D, IO
   10.965% due 05/25/2017                                32,488            8,273

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
First Union National Bank Commercial
   Mortgage, Series 2000-C1
   0.7777% IO due 05/17/2032 (b)                 $   26,458,625   $      633,703
GMAC Mortgage Corp Loan Trust, Series
   2005-AR5, Class 3A1
   5.046% due 09/19/2035 (b)                            117,336          116,421
Green Tree Financial Corp., Series 1997-6,
   Class A8
   7.07% due 01/15/2029                               1,240,716        1,276,164
Impac CMB Trust, Series 2003-10, Class 1A1
   6.0244% due 10/25/2033 (b)                           264,706          264,823
Indymac Index Mortgage Loan Trust, Series
   2006-AR6, Class 2A1A
   5.53% due 06/25/2047 (b)***                        7,272,574        7,261,037
J.P. Morgan Chase Commercial Mortgage
   Securities Corp,
   Series 2006-CB15, Class A4
   5.814% due 06/12/2043 (b)***                       3,960,000        4,094,545
J.P. Morgan Mortgage Trust, Series 2005-A6,
   Class 7A1
   4.9817% due 08/25/2035 (b)                           640,400          633,033
Luminent Mortgage Trust, Series 2006-4,
   Class A1A
   5.52% due 05/25/2046 (b)***                        4,970,581        4,963,647
Master Adjustable Rate Mortgages Trust.,
   Series 2006-2, Class 3A1
   4.8476% due 01/25/2036 (b)                         1,345,530        1,330,032
Master Adjustable Rate Mortgages Trust.,
   Series 2006-OA1, Class 1A1
   5.54% due 04/25/2046 (b)***                        6,654,548        6,662,374
Master Seasoned Securities Trust,
   Series 2005-2, Class 4A1
   6.0774% due 10/25/2032 (b)                         1,800,350        1,819,667
Merit Securities Corp., Series 11PA,
   Class B2
   6.8238% due 09/28/2032 (b)                         1,691,037        1,452,313
Merrill Lynch Mortgage Trust, Series
   2006-C1, Class A4
   5.8441% due 05/12/2039 (b)                         1,810,000        1,861,654
Morgan Stanley Mortgage Loan Trust, Series
   2004-8AR, Class 4A1
   5.3696% due 10/25/2034 (b)                           974,483          977,756
Morgan Stanley Mortgage Loan Trust, Series
   2006-8AR, Class 4A1
   5.4515% due 06/25/2036 (b)***                      4,756,909        4,826,976
Novastar Mortgage-Backed Notes, Series
   2006-MTA1, Class 2A1A
   5.52% due 09/25/2046 (b)***                        5,242,545        5,244,503
Structured Asset Mortgage Investments Inc.,
   Series 2005-AR3, Class 2A1
   6.7125% due 08/25/2035 (b)                           955,994          976,710
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR6, Class 1A3
   5.5144% due 07/25/2036 (b)***                      5,359,898        5,356,736
Thornburg Mortgage Securities Trust, Series
   2005-2, Class A3
   5.57% due 07/25/2045 (b)                             532,841          532,997
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A2
   5.435% due 06/25/2036 (b)***                       5,266,183        5,256,110

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A3
   5.44% due 06/25/2036 (b)***                   $    5,283,307   $    5,296,145
Washington Mutual, Inc., Series 2005-AR17,
   Class A1A1
   5.60% due 12/25/2045 (b)***                        4,543,871        4,559,950
Zuni Mortgage Loan Trust, Series 2006-OA1,
   Class A1
   5.4544% due 08/25/2036 (b)***                      4,860,354        4,853,725
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $87,550,709)                                             $   87,571,363
                                                                  --------------

ASSET BACKED SECURITIES - 10.52%
ACE Securities Corp., Series 2006-GP1,
   Class A
   5.46% due 02/25/2031 (b)***                        4,858,708        4,858,712
Amortizing Residential Corp. Trust,
   Series 2002-BC6, Class M2
   6.53% due 08/25/2032 (b)                             200,068          201,574
Asset Backed Securities Corp.,
   Series 2003-HE2, Class M2
   7.23% due 04/15/2033 (b)                             612,013          612,428
Countrywide Asset-Backed Certificates,
   Series 2004-5, Class M4
   6.58% due 06/25/2034 (b)                             830,000          842,378
GSAA Trust, Series 2005-7, Class AV1
   5.44% due 05/25/2035 (b)                             387,538          387,496
GSAMP Trust, Series 2006-S4, Class A1
   5.4144% due 05/25/2036 (b)***                      4,191,700        4,191,943
IndyMac Seconds Asset Backed Trust, Series
   2006-A, Class A
   5.46% due 06/25/2036 (b)***                        4,767,232        4,767,242
IXIS Real Estate Capital Trust,
   Series 2006-HE2, Class A1
   5.445% due 08/25/2036 ***                          6,097,156        6,097,174
Long Beach Mortgage Loan Trust, Series
   2006-4, Class 2A1
   5.38% due 05/25/2036 (b)***                        5,701,592        5,703,073
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-WM1N, Class N1
   5.00% due 09/25/2035                                  24,852           24,724
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035                               1,373,276        1,450,057
Morgan Stanley Mortgage Loan Trust, Series
   2006-4SL, Class A1
   5.48% due 03/25/2036 (b)***                        4,307,299        4,308,510
MSDWCC Heloc Trust, Series 2005-1, Class A
   5.52% due 07/25/2017 (b)                              77,058           77,115
Novastar Home Equity Loan,
   Series 2004-1, Class M4
   6.305% due 06/25/2034 (b)                            615,000          619,900
RAAC Series, Series 2006-RP2, Class A
   5.58% due 02/25/2037 (b)***                        4,767,936        4,774,640
Residential Asset Securities Corp.,
   Series 2002-KS2, Class MII2
   6.98% due 04/25/2032 (b)                             103,438          103,505

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI1
   5.40% due 04/25/2036 (b)                      $    3,088,994   $    3,089,954
SACO I Trust, Inc., Series 2006-5, Class 1A
   5.48% due 04/25/2036 (b)                           3,580,593        3,582,760
SACO I Trust, Inc., Series 2006-6, Class A
   5.46% due 06/25/2036 (b)                           4,697,992        4,698,001
Sail Net Interest Margin Notes,
   Series 2004-BN2A, Class A
   5.00% due 12/27/2034                                  42,092           42,068
Sail Net Interest Margin Notes,
   Series 2004-2A, Class A
   5.50% due 03/27/2034                                  46,524           16,074
SLM Student Loan Trust, Series 2006-5,
   Class A2
   5.429% due 07/25/2017 (b)***                       5,400,000        5,399,158
Structured Asset Securities Corp., Series
   2006-ARS1, Class A1
   5.44% due 02/25/2036 (b)***                        4,808,186        4,809,691
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $60,611,730)                                                $   60,658,177
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.53%

VENEZUELA - 0.53%
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                              2,857,000        3,043,916
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)                                                 $    3,043,916
                                                                  --------------
OPTIONS - 1.71%

CALL OPTIONS - 1.71%
Eurodollar Futures
   Expiration 12/18/2006 at $94.00                      407,500          270,987
   Expiration 12/18/2006 at $94.625                     352,500           22,912
   Expiration 03/19/2007 at $94.75                      142,500           26,719
U.S. Treasury 5-Year Note
   Expiration 11/21/2006 at $100.00                   1,481,000        8,168,641
   Expiration 11/21/2006 at $102.00                     110,000          386,719
U.S. Treasury Bond
   Expiration 11/21/2006 at $110.00                     296,000          786,250
   Expiration 11/21/2006 at $111.00                      87,000          164,484
   Expiration 11/21/2006 at $113.00                      10,000            7,863
                                                                  --------------
                                                                       9,834,575
PUT OPTIONS - 0.00%
Eurodollar Futures
   Expiration 03/19/2007 at $93.00                      265,000              663
                                                                  --------------
TOTAL OPTIONS (Cost $6,296,291)                                   $    9,835,238
                                                                  --------------
SHORT TERM INVESTMENTS - 15.34%
Canadian Treasury Bill
   zero coupon due 12/15/2006                    $      670,000   $      661,869
State Street Navigator Securities Lending
   Prime Portfolio (c)                               87,770,491       87,770,491
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $88,432,360)                                             $   88,432,360
                                                                  --------------

STRATEGIC BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 6.83%
Merrill Lynch Tri-Party Repurchase Agreement
   dated 09/29/2006 at 5.27% to be
   repurchased at $39,417,303 on 10/02/2006,
   collateralized by $32,775,000 Federal
   Home Loan Mortgage Corp., 6.75% due
   03/15/2031 (valued at $40,282,523,
   including interest) ***                       $   39,400,000   $   39,400,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $39,400,000)                                                $   39,400,000
                                                                  --------------
TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
   (COST $819,938,527) - 143.93%                                  $  829,857,437
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (43.93)%                                                         (253,282,013)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  576,575,424
                                                                  ==============

STRATEGIC INCOME TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 1.51%

COAL - 0.31%
Great Lakes Carbon Income Fund                          121,804   $    1,070,372

MINING - 1.01%
Newmont Mining Corp. (a)                                 46,500        1,987,875
Pan American Silver Corp. * (a)                           2,100           41,034
Silver Standard Resources, Inc., ADR * (a)               62,600        1,382,208
                                                                  --------------
                                                                       3,411,117

PAPER - 0.18%
Abitibi-Consolidated, Inc. (a)                          245,000          605,150

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.01%
Chunghwa Telecom Company, Ltd., ADR                       2,258           39,086
                                                                  --------------
TOTAL COMMON STOCKS (Cost $5,594,863)                             $    5,125,725
                                                                  --------------
PREFERRED STOCKS - 0.01%

CELLULAR COMMUNICATIONS - 0.01%
Rural Cellular Corp, Series B *                              37           44,955
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $34,405)                             $       44,955
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 12.19%

U.S. TREASURY BONDS - 1.16%
   8.125% due 08/15/2019 (a)****                 $    1,065,000        1,404,469
   9.25% due 02/15/2016 (a)                           1,860,000        2,503,444
                                                                  --------------
                                                                       3,907,913
U.S. TREASURY NOTES - 11.03%
   4.25% due 08/15/2013 (a)                           9,420,000        9,221,295
   4.875% due 07/31/2011 to 08/15/2016 (a)           15,285,000       15,542,389
   4.625% due 03/31/2008 (a)                          1,560,000        1,556,343

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   6.125% due 08/15/2007 (a)                     $   10,965,000   $   11,070,790
                                                                  --------------
                                                                      37,390,817
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $40,967,632)                                             $   41,298,730
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.63%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.18%
   4.625% due 08/22/2008                                300,000          298,066
   5.10% due 11/14/2008                                 310,000          309,914
                                                                  --------------
                                                                         607,980
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   0.45%
   5.50% due 10/01/2036                               1,560,000        1,536,970
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,137,174)                                                 $    2,144,950
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 43.94%

AUSTRALIA - 3.17%
Commonwealth of Australia
   7.50% due 09/15/2009                        AUD   13,755,000       10,739,737

AUSTRIA - 0.20%
Republic of Austria, Series EMTN
   6.00% due 09/26/2008                        NZD    1,040,000          664,661

CANADA - 19.58%
Government of Canada
   4.00% due 09/01/2010 (a)                    CAD    4,805,000        4,325,793
   4.50% due 09/01/2007                               6,000,000        5,400,915
   4.50% due 06/01/2015 (a)                           5,885,000        5,480,459
   5.50% due 06/01/2009                              12,845,000       11,978,262
   5.50% due 06/01/2010                               6,625,000        6,263,869
   6.00% due 06/01/2008                               4,675,000        4,328,651
   6.00% due 06/01/2011 (a)                          15,815,000       15,442,031
Province of Ontario
   5.00% due 03/08/2014                               4,250,000        4,012,767
   5.70% due 12/01/2008                               7,030,000        6,520,274
   5.75% due 03/03/2008                        NZD    2,000,000        1,278,382
   6.25% due 06/16/2015                        CAD    2,100,000        1,336,127
                                                                  --------------
                                                                      66,367,530

COLOMBIA - 1.37%
Republic of Colombia
   10.00% due 01/23/2012                         $      110,000          128,205
   10.75% due 01/15/2013 (a)                          3,700,000        4,517,700
                                                                  --------------
                                                                       4,645,905

GERMANY - 3.48%
Bundesrepublik Deutschland, Series 05
   3.50% due 01/04/2016                        EUR    5,210,000        6,511,847
Federal Republic of Germany
   5.00% due 07/04/2012                               3,910,000        5,303,587
                                                                  --------------
                                                                      11,815,434

STRATEGIC INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

IRELAND - 2.67%
Republic of Ireland
   4.60% due 04/18/2016                        EUR    6,665,000   $    9,049,476

MEXICO - 0.69%
Government of Mexico
   5.625% due 01/15/2017 (a)                     $      530,000          523,640
   5.875% due 01/15/2014 (a)                            510,000          521,475
   6.375% due 01/16/2013 (a)                            410,000          431,115
   8.125% due 12/30/2019 (a)                            310,000          372,000
   8.375% due 01/14/2011 (a)                            270,000          301,320
   10.375% due 02/17/2009 (a)                           160,000          178,400
                                                                  --------------
                                                                       2,327,950

NEW ZEALAND - 0.26%
New Zealand Government Bond, Series 708
   6.00% due 07/15/2008                        NZD    1,355,000          875,148

NORWAY - 5.25%
Kingdom of Norway
   5.00% due 05/15/2015                        NOK   31,000,000        5,064,435
   6.00% due 05/16/2011                              52,550,000        8,746,817
   6.75% due 01/15/2007                              25,800,000        3,998,150
                                                                  --------------
                                                                      17,809,402

PANAMA - 0.30%
Republic of Panama
   7.25% due 03/15/2015                          $      940,000        1,003,450

SPAIN - 4.59%
Kingdom of Spain
   4.20% due 07/30/2013                        EUR    4,775,000        6,246,326
   5.00% due 07/30/2012                               2,335,000        3,165,721
   5.35% due 10/31/2011                               4,500,000        6,150,000
                                                                  --------------
                                                                      15,562,047

UNITED KINGDOM - 2.38%
Government of United Kingdom
   4.50% due 03/07/2007                        GBP    1,810,000        3,380,943
   5.00% due 03/07/2008                               2,500,000        4,685,430
                                                                  --------------
                                                                       8,066,373
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $148,772,014)                                               $  148,927,113
                                                                  --------------
CORPORATE BONDS - 22.62%
ADVERTISING - 0.13%
Vertis, Inc.
   9.75% due 04/01/2009                          $      425,000          428,719

AEROSPACE - 0.17%
Argo-Tech Corp.
   9.25% due 06/01/2011                                 350,000          364,000
DRS Technologies, Inc.
   7.625% due 02/01/2018                                200,000          203,000
                                                                  --------------
                                                                         567,000
AGRICULTURE - 0.08%
Saskatchewan Wheat Pool, Inc.
   8.00% due 04/08/2013                        CAD      300,000          278,425

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES - 0.29%
Hanesbrands, Inc.
   1.00% due 10/15/2007                          $    1,000,000   $    1,000,000

BANKING - 2.13%
Kreditanstalt fuer Wiederaufbau, Series
   EMTN
   5.73% due 08/20/2007                        NZD    1,000,000          643,015
Kreditanstalt fuer Wiederaufbau, Series
   INTL
   1.85% due 09/20/2010                        JPY  291,000,000        2,548,618
Landwirtschaftliche Rentenbank, Series EMTN
   6.50% due 09/17/2009                        NZD    1,040,000          667,990
Oesterreichische Kontrollbank AG
   1.80% due 03/22/2010                        JPY  291,000,000        2,541,784
Rabobank Nederland, Series EMTN
   0.20% due 06/20/2008                              97,000,000          815,361
                                                                  --------------
                                                                       7,216,768
BROADCASTING - 0.71%
Allbritton Communications Company
   7.75% due 12/15/2012 (a)                      $    1,600,000        1,612,000
Radio One, Inc.
   8.875% due 07/01/2011 (a)                            325,000          331,906
XM Satellite Radio, Inc.
   9.9888% due 05/01/2013 (b)                           500,000          475,000
                                                                  --------------
                                                                       2,418,906
BUILDING MATERIALS & CONSTRUCTION - 0.06%
Brand Services, Inc.
   12.00% due 10/15/2012                                175,000          196,487

BUSINESS SERVICES - 0.09%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                               300,000          300,000

CABLE AND TELEVISION - 0.91%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                425,000          415,438
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                                 100,000          101,250
Rogers Cable, Inc.
   7.25% due 12/15/2011                        CAD      250,000          238,186
Shaw Communications, Inc.
   6.10% due 11/16/2012                                 500,000          454,389
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                          $    1,845,000        1,870,369
                                                                  --------------
                                                                       3,079,632
CELLULAR COMMUNICATIONS - 1.40%
America Movil SA de CV
   9.00% due 01/15/2016                        MXN   13,300,000        1,234,381
Centennial Communications Corp.
   10.00% due 01/01/2013 (a)                     $    1,000,000        1,012,500
Dobson Cellular Systems, Inc.
   8.875% due 10/01/2013 (a)                          1,500,000        1,486,875
Rural Cellular Corp.
   9.75% due 01/15/2010 (a)                           1,000,000        1,006,250
                                                                  --------------
                                                                       4,740,006
CONTAINERS & GLASS - 2.31%
BWAY Corp.
   10.00% due 10/15/2010                                400,000          419,500

STRATEGIC INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Graphic Packaging International Corp.
   8.50% due 08/15/2011 (a)                      $    1,000,000   $    1,022,500
   9.50% due 08/15/2013 (a)                           1,500,000        1,533,750
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013 (a)                           1,650,000        1,691,250
Stone Container Corp.
   8.375% due 07/01/2012                              1,575,000        1,512,000
   9.75% due 02/01/2011 (a)                           1,602,000        1,650,060
                                                                  --------------
                                                                       7,829,060
DIVERSIFIED FINANCIAL SERVICES - 2.43%
General Electric Capital Corp.
   6.625% due 02/04/2010                       NZD    5,000,000        3,216,783
General Electric Capital Corp., Series EMTN
   8.75% due 10/05/2015                        MXN   21,500,000        1,905,857
   9.50% due 12/11/2014                               7,000,000          648,527
Toyota Motor Credit Corp.
   0.75% due 06/09/2008                        JPY  289,000,000        2,453,091
                                                                  --------------
                                                                       8,224,258
ELECTRONICS - 0.11%
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                         $      370,000          359,825

ENERGY - 0.14%
Pioneer Natural Resources Company
   7.20% due 01/15/2028                                 500,000          488,449

FINANCIAL SERVICES - 0.25%
JSG Funding PLC
   9.625% due 10/01/2012                                800,000          844,000

FOOD & BEVERAGES - 0.20%
Del Monte Corp.
   8.625% due 12/15/2012 (a)                            325,000          340,844
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013 (a)                             350,000          350,437
                                                                  --------------
                                                                         691,281
GAS & PIPELINE UTILITIES - 0.45%
MarkWest Energy Partners LP
   8.50% due 07/15/2016                               1,500,000        1,511,250

HEALTHCARE PRODUCTS - 0.90%
Hanger Orthopedic Group, Inc.
   10.25% due 06/01/2014 (a)                          1,505,000        1,527,575
Pfizer Inc, Series INTL
   0.80% due 03/18/2008                        JPY  178,000,000        1,510,122
                                                                  --------------
                                                                       3,037,697
HEALTHCARE SERVICES - 0.43%
Ameripath, Inc.
   10.50% due 04/01/2013                         $      425,000          450,500
Healthsouth Corp.
   10.75% due 06/15/2016 (a)                          1,000,000        1,021,250
                                                                  --------------
                                                                       1,471,750
HOTELS & RESTAURANTS - 1.25%
CCM Merger, Inc.
   8.00% due 08/01/2013                               1,860,000        1,785,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Landry's Restaurants, Inc., Series B
   7.50% due 12/15/2014                          $      435,000   $      416,512
Turning Stone Casino Resort
   9.125% due 12/15/2010                                475,000          480,938
Turning Stone Resort Casino Enterprise
   9.125% due 09/15/2014                              1,540,000        1,555,400
                                                                  --------------
                                                                       4,238,450
INDUSTRIAL MACHINERY - 0.14%
Manitowoc, Inc.
   7.125% due 11/01/2013                                500,000          492,500

INTERNATIONAL OIL - 2.24%
Ocean Rig Norway AS
   8.375% due 07/01/2013                                300,000          318,000
Pan American Energy LLC
   7.75% due 02/09/2012                               1,500,000        1,496,250
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                 130,000          127,010
   7.375% due 12/15/2014                                835,000          902,635
   8.50% due 02/15/2008                               3,640,000        3,769,220
   9.125% due 10/13/2010 (a)                            880,000          985,160
                                                                  --------------
                                                                       7,598,275
LEISURE TIME - 2.62%
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                                 275,000          282,219
Isle of Capri Casinos
   7.00% due 03/01/2014                               1,300,000        1,235,000
Jacobs Entertainment, Inc.
   9.75% due 06/15/2014                               1,500,000        1,485,000
MGM Mirage, Inc.
   6.75% due 09/01/2012                                 725,000          715,031
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009 (a)                            200,000          198,500
   7.125% due 08/15/2014                              1,425,000        1,417,875
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                               1,500,000        1,507,500
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                                 200,000          210,500
Penn National Gaming, Inc.
   6.75% due 03/01/2015 (a)                             100,000           97,375
Pokagon Gaming Authority
   10.375% due 06/15/2014                               500,000          533,125
Seneca Gaming Corp.
   7.25% due 05/01/2012                                 300,000          300,000
Station Casinos, Inc.
   6.50% due 02/01/2014                                 625,000          585,156
   6.875% due 03/01/2016 (a)                            250,000          234,375
Waterford Gaming, LLC
   8.625% due 09/15/2012                                 80,000           84,600
                                                                  --------------
                                                                       8,886,256
METAL & METAL PRODUCTS - 0.40%
Mueller Group, Inc.
   10.00% due 05/01/2012                                195,000          211,819

STRATEGIC INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                  $       49,000   $       43,120
PNA Group, Inc.
   10.75% due 09/01/2016                              1,080,000        1,107,000
                                                                  --------------
                                                                       1,361,939
MINING - 0.28%
Drummond Company, Inc.
   7.375% due 02/15/2016 (a)                          1,000,000          945,000

PAPER - 0.89%
Abitibi-Consolidated, Inc.
   6.00% due 06/20/2013                                 300,000          243,750
   8.375% due 04/01/2015 (a)                          1,000,000          910,000
Boise Cascade LLC
   7.125% due 10/15/2014 (a)                            500,000          466,250
Buckeye Technologies, Inc.
   9.25% due 09/15/2008                                 150,000          150,000
Pope & Talbot, Inc.
   8.375% due 06/01/2013                              1,500,000        1,245,000
                                                                  --------------
                                                                       3,015,000
PETROLEUM SERVICES - 0.47%
Allis-Chalmers Energy, Inc.
   9.00% due 01/15/2014                               1,580,000        1,583,950

RETAIL TRADE - 0.08%
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                275,000          290,125

SANITARY SERVICES - 0.03%
Waste Services, Inc.
   9.50% due 04/15/2014                                 100,000          102,500

TELEPHONE - 0.45%
Cincinnati Bell, Inc.
   8.375% due 01/15/2014 (a)                          1,500,000        1,515,000

TOBACCO - 0.58%
Alliance One International, Inc.
   11.00% due 05/15/2012 (a)                          1,930,000        1,968,600
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $77,197,452)                          $   76,681,108
                                                                  --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.06%
Bank of America Alternative Loan Trust,
   Series 2006-1, Class 4CB1
   6.50% due 02/25/2036                               3,602,340        3,648,703
Countrywide Alternative Loan Trust,
   Series 2006-11CB, Class 3A1
   6.50% due 05/25/2036                                 978,697          988,736
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2005-27, Class 2A1
   5.50% due 12/25/2035                               8,978,832        8,779,618
Wamu Alternative Mortgage Pass-Through
   Certificates, Series 2006-3, Class 4CB
   6.50% due 03/25/2036                               3,668,653        3,717,104
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,055,907)                                                $   17,134,161
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SUPRANATIONAL OBLIGATIONS - 0.74%

SUPRANATIONAL - 0.39%
European Investment Bank
   6.75% due 11/17/2008                        NZD    1,980,000   $    1,283,822
International Bank for Reconstruction &
   Development, Series EMTN
   5.24% due 08/28/2007                                  40,000           25,570
                                                                  --------------
                                                                       1,309,392
VENEZUELA - 0.35%
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                         $    1,110,000        1,182,621
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,460,021)                                                 $    2,492,013
                                                                  --------------
SHORT TERM INVESTMENTS - 38.32%
Canadian Treasury Bill
   zero coupon due 04/19/2007                  CAD    4,800,000   $    4,207,841
Federal Home Loan Bank Discount Notes
   zero coupon due 10/02/2006                    $   33,400,000       33,395,918
Mexico Cetes, Series BI
   zero coupon due 01/04/2007                  MXN   66,100,000        5,907,187
State Street Global Advisers Funds (c)           $       27,111           27,111
State Street Navigator Securities Lending
   Prime Portfolio (c)                               86,356,949       86,356,949
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $129,901,465)                                               $  129,895,006
                                                                  --------------
REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $105,035 on 10/02/2006,
   collateralized by $110,000 Federal
   National Mortgage Association,
   6.00% due 07/25/2025 (valued at
   $107,800, including interest) (c)             $      105,000   $      105,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $105,000)                                                   $      105,000
                                                                  --------------
TOTAL INVESTMENTS (STRATEGIC INCOME TRUST)
   (COST $424,225,933) - 125.05%                                  $  423,848,761
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (25.05)%                                                        (84,899,949)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  338,948,812
                                                                  ==============

STRATEGIC OPPORTUNITIES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 95.70%

AEROSPACE - 0.81%
General Dynamics Corp.                                   17,600   $    1,261,392
Rockwell Collins, Inc. (a)                               38,500        2,111,340
                                                                  --------------
                                                                       3,372,732
AIR TRAVEL - 0.35%
Ryanair Holdings PLC, SADR * (a)                         22,700        1,436,683

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING - 9.10%
Bank of America Corp.                                    85,200   $    4,564,164
Canadian Western Bank                                    58,900        2,237,270
Commerce Bancorp, Inc. (a)                              156,500        5,745,115
East West Bancorp, Inc.                                  59,800        2,368,678
Northern Trust Corp.                                     43,421        2,537,089
PrivateBancorp, Inc. (a)                                 87,968        4,021,897
Signature Bank * (a)                                     78,045        2,413,932
Wachovia Corp.                                           16,500          920,700
Wells Fargo Company                                     358,000       12,952,440
                                                                  --------------
                                                                      37,761,285
BIOTECHNOLOGY - 3.42%
Biogen Idec, Inc. *                                     211,892        9,467,334
Myogen, Inc. * (a)                                      134,507        4,718,506
                                                                  --------------
                                                                      14,185,840
BUSINESS SERVICES - 4.29%
FactSet Research Systems, Inc.                           37,800        1,835,946
First Data Corp.                                         56,300        2,364,600
Jacobs Engineering Group, Inc. * (a)                     25,200        1,883,196
NCR Corp. *                                              21,400          844,872
Paychex, Inc.                                           130,200        4,797,870
Sotheby's Holdings, Inc., Class A                       188,300        6,070,792
                                                                  --------------
                                                                      17,797,276
CELLULAR COMMUNICATIONS - 3.12%
America Movil S.A. de C.V., Series L                    104,700        4,122,039
American Tower Corp., Class A *                         143,700        5,245,050
Motorola, Inc.                                          143,200        3,580,000
                                                                  --------------
                                                                      12,947,089
CHEMICALS - 1.28%
Praxair, Inc.                                            89,900        5,318,484

COMMERCIAL SERVICES - 0.30%
Western Union Company *                                  64,300        1,230,059

COMPUTERS & BUSINESS EQUIPMENT - 2.55%
Intermec, Inc. * (a)                                     74,600        1,966,456
Research In Motion, Ltd. *                               83,800        8,602,908
                                                                  --------------
                                                                      10,569,364
CONSTRUCTION & MINING EQUIPMENT - 0.43%
Washington Group International, Inc. *                   30,200        1,777,572

COSMETICS & TOILETRIES - 2.03%
Colgate-Palmolive Company                               135,800        8,433,180

CRUDE PETROLEUM & NATURAL GAS - 1.03%
Quicksilver Resources, Inc. * (a)                       134,426        4,288,189

DOMESTIC OIL - 0.80%
Range Resources Corp.                                   131,522        3,319,615

DRUGS & HEALTH CARE - 1.69%
Cochlear, Ltd.                                            3,500          138,411
Mentor Corp. (a)                                         61,600        3,104,024
Wyeth                                                    73,900        3,757,076
                                                                  --------------
                                                                       6,999,511

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

EDUCATIONAL SERVICES - 0.28%
Universal Technical Institute, Inc. * (a)                64,000   $    1,144,960

ELECTRICAL EQUIPMENT - 0.83%
Cooper Industries, Ltd., Class A                          9,900          843,678
General Cable Corp. *                                    67,945        2,596,178
                                                                  --------------
                                                                       3,439,856
ELECTRICAL UTILITIES - 1.14%
Entergy Corp.                                            16,300        1,275,149
Exelon Corp.                                             42,100        2,548,734
The AES Corp. *                                          45,400          925,706
                                                                  --------------
                                                                       4,749,589
ELECTRONICS - 0.95%
Sirf Technology Holdings, Inc. * (a)                    164,149        3,937,935

ENERGY - 2.68%
McDermott International, Inc. *                         207,573        8,676,551
TXU Corp.                                                39,400        2,463,288
                                                                  --------------
                                                                      11,139,839
FINANCIAL SERVICES - 0.77%
Charles Schwab Corp.                                    153,600        2,749,440
TSX Group, Inc.                                          10,200          448,354
                                                                  --------------
                                                                       3,197,794
FOOD & BEVERAGES - 1.62%
PepsiCo, Inc.                                            34,300        2,238,418
Sysco Corp. (a)                                          68,223        2,282,059
The Coca-Cola Company                                    49,100        2,193,788
                                                                  --------------
                                                                       6,714,265
GAS & PIPELINE UTILITIES - 1.63%
Ultra Petroleum Corp. *                                 140,921        6,779,709

HEALTHCARE PRODUCTS - 7.31%
Alcon, Inc.                                              22,100        2,530,450
Baxter International, Inc.                               64,400        2,927,624
Becton, Dickinson & Company                              36,700        2,593,589
DENTSPLY International, Inc.                             78,900        2,375,679
Foxhollow Technologies, Inc. *                            4,600          157,274
Henry Schein, Inc. *                                    147,100        7,375,594
Herbalife, Ltd. *                                       170,868        6,472,480
Mindray Medical International, Ltd., ADR *               52,900          882,901
Nobel Biocare Holding AG, Series BR                      12,927        3,181,355
ResMed, Inc. * (a)                                       46,000        1,851,500
                                                                  --------------
                                                                      30,348,446
HEALTHCARE SERVICES - 2.87%
Brookdale Senior Living, Inc. (a)                        29,303        1,360,245
Covance, Inc. *                                          58,800        3,903,144
UnitedHealth Group, Inc.                                135,210        6,652,332
                                                                  --------------
                                                                      11,915,721
INDUSTRIAL MACHINERY - 0.61%
Deere & Company                                          30,100        2,525,691

INDUSTRIALS - 0.25%
Fastenal Company (a)                                     27,000        1,041,390

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE - 10.91%
AFLAC, Inc.                                              47,800   $    2,187,328
American International Group, Inc.                      208,200       13,795,332
Aon Corp.                                               125,900        4,264,233
Aspen Insurance Holdings, Ltd.                           52,700        1,361,241
Axis Capital Holdings, Ltd.                              73,500        2,549,715
Everest Re Group, Ltd.                                   35,600        3,472,068
Navigators Group, Inc. *                                 29,974        1,439,052
PartnerRe, Ltd. (a)                                      47,500        3,209,575
Prudential Financial, Inc.                               83,500        6,366,875
RLI Corp.                                                31,100        1,579,569
Willis Group Holdings, Ltd. (a)                          60,200        2,287,600
XL Capital, Ltd., Class A                                39,900        2,741,130
                                                                  --------------
                                                                      45,253,718
INTERNET CONTENT - 0.35%
Baidu.com * (a)                                          16,500        1,444,410

INTERNET RETAIL - 0.32%
eBay, Inc. *                                             30,500          864,980
Priceline.com, Inc. *                                    12,300          452,517
                                                                  --------------
                                                                       1,317,497
INTERNET SERVICE PROVIDER - 3.82%
Google, Inc., Class A *                                  39,441       15,851,338

INTERNET SOFTWARE - 0.48%
VeriSign, Inc. *                                         97,914        1,977,863

INVESTMENT COMPANIES - 0.50%
CBOT Holdings, Inc. *                                    17,200        2,077,588

LEISURE TIME - 1.10%
Electronic Arts, Inc. *                                  36,200        2,015,616
International Game Technology, Inc.                      61,000        2,531,500
                                                                  --------------
                                                                       4,547,116
MANUFACTURING - 2.71%
3M Company                                               24,100        1,793,522
ABB Ltd.                                                533,900        7,036,802
Danaher Corp.                                            35,200        2,417,184
                                                                  --------------
                                                                      11,247,508
MEDICAL-HOSPITALS - 0.26%
VCA Antech, Inc. *                                       30,293        1,092,366

PETROLEUM SERVICES - 2.83%
Schlumberger, Ltd.                                       74,200        4,602,626
Smith International, Inc.                                69,100        2,681,080
Valero Energy Corp.                                      86,400        4,447,008
                                                                  --------------
                                                                      11,730,714
PHARMACEUTICALS - 4.53%
Allergan, Inc.                                           28,700        3,231,907
Altus Pharmaceuticals, Inc. * (a)                        76,100        1,215,317
Gilead Sciences, Inc. *                                  71,600        4,918,920
Merck & Company, Inc.                                   114,200        4,784,980
Novartis AG, ADR                                         79,700        4,657,668
                                                                  --------------
                                                                      18,808,792

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PUBLISHING - 0.42%
McGraw-Hill Companies, Inc.                              30,100   $    1,746,703

RETAIL TRADE - 2.97%
Coldwater Creek, Inc. * (a)                             143,450        4,125,622
Saks, Inc. * (a)                                        202,900        3,506,112
Walgreen Company                                         79,500        3,529,005
Zumiez, Inc. * (a)                                       42,430        1,145,610
                                                                  --------------
                                                                      12,306,349
SANITARY SERVICES - 0.59%
Ecolab, Inc. (a)                                         56,958        2,438,942

SEMICONDUCTORS - 3.20%
Broadcom Corp., Class A *                                88,335        2,680,084
FormFactor, Inc. *                                       24,800        1,044,824
Intel Corp.                                              10,000          205,700
Linear Technology Corp.                                 103,500        3,220,920
Maxim Integrated Products, Inc.                         182,145        5,112,810
Saifun Semiconductors Ltd. * (a)                         35,859        1,035,967
                                                                  --------------
                                                                      13,300,305
SOFTWARE - 2.04%
Infosys Technologies, Ltd.                              114,257        4,617,191
Macrovision Corp. * (a)                                  21,789          516,181
Opsware, Inc. *                                          10,911           98,308
Oracle Corp. *                                           34,700          615,578
Red Hat, Inc. * (a)                                     125,300        2,641,324
                                                                  --------------
                                                                       8,488,582
STEEL - 0.98%
Carpenter Technology Corp.                               38,020        4,087,530

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
2.27%
Comverse Technology, Inc. *                             168,731        3,617,592
Level 3 Communications, Inc. * (a)                      267,900        1,433,265
NICE Systems, Ltd. *                                     86,625        2,396,914
QUALCOMM, Inc.                                           54,700        1,988,345
                                                                  --------------
                                                                       9,436,116
TELEPHONE - 2.76%
AT&T, Inc.                                              351,300       11,438,328

TRAVEL SERVICES - 0.52%
American Express Company                                 38,200        2,142,256
                                                                  --------------
TOTAL COMMON STOCKS (Cost $365,827,043)                           $  397,106,095
                                                                  --------------
SHORT TERM INVESTMENTS - 13.95%
State Street Navigator Securities Lending
   Prime Portfolio (c)                           $   57,902,939   $   57,902,939
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $57,902,939)                                                $   57,902,939
                                                                  --------------

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 5.18%
Repurchase Agreement with State Street
   Corp. dated 09/29/2006 at 3.95% to be
   repurchased at $21,481,069 on 10/02/2006
   collateralized by $17,335,000 U.S.
   Treasury Bonds, 7.125% due 02/15/2023
   (valued at $21,909,169, including
   interest) (c)                                 $  21,474,000    $   21,474,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $21,474,000)                                                $   21,474,000
                                                                  --------------
TOTAL INVESTMENTS (STRATEGIC OPPORTUNITIES
   TRUST)
   (COST $445,203,982) - 114.83%                                  $  476,483,034
                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (14.83)%                                                          (61,530,752)
TOTAL NET ASSETS - 100.00%                                        $  414,952,282
                                                                  ==============

STRATEGIC VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 96.77%

BANKING - 3.68%
Bank of America Corp.                                   138,999   $    7,446,176

BIOTECHNOLOGY - 2.46%
Amgen, Inc. *                                            63,000        4,506,390
Millipore Corp. *                                         7,700          472,010
                                                                  --------------
                                                                       4,978,400
BROADCASTING - 2.30%
CBS Corp., Class B                                      165,151        4,652,304

BUILDING MATERIALS & CONSTRUCTION - 3.04%
Masco Corp.                                             223,991        6,141,833

CABLE AND TELEVISION - 1.18%
E.W. Scripps Company, Class A                            49,900        2,391,707

COMPUTERS & BUSINESS EQUIPMENT - 2.79%
Dell, Inc. *                                            199,820        4,563,889
Diebold, Inc.                                            24,550        1,068,661
                                                                  --------------
                                                                       5,632,550
CONTAINERS & GLASS - 3.24%
Owens-Illinois, Inc. *                                  425,141        6,555,674

COSMETICS & TOILETRIES - 2.60%
Alberto-Culver Company, Class B                          28,960        1,465,087
Estee Lauder Companies, Inc., Class A                    94,079        3,794,206
                                                                  --------------
                                                                       5,259,293
CRUDE PETROLEUM & NATURAL GAS - 4.91%
Apache Corp.                                             72,690        4,594,008
Devon Energy Corp.                                       84,386        5,328,976
                                                                  --------------
                                                                       9,922,984
DRUGS & HEALTH CARE - 4.37%
Wyeth                                                   173,780        8,834,975

ELECTRICAL UTILITIES - 3.17%
FPL Group, Inc.                                         142,540        6,414,300

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 8.68%
JPMorgan Chase & Company                                191,134   $    8,975,653
Mellon Financial Corp.                                  167,003        6,529,817
Merrill Lynch & Company, Inc.                            26,028        2,035,910
                                                                  --------------
                                                                      17,541,380
GAS & PIPELINE UTILITIES - 0.69%
Williams Companies, Inc.                                 58,600        1,398,782

HEALTHCARE PRODUCTS - 0.64%
Boston Scientific Corp. *                                87,500        1,294,125

INDUSTRIAL MACHINERY - 1.95%
Pall Corp.                                              127,820        3,938,134

INSURANCE - 7.72%
Allstate Corp.                                           86,425        5,421,440
Conseco, Inc. *                                         270,709        5,682,182
St. Paul Travelers Companies, Inc.                       96,100        4,506,129
                                                                  --------------
                                                                      15,609,751
INTERNATIONAL OIL - 0.99%
Noble Corp.                                              31,065        1,993,752

INTERNET SOFTWARE - 5.49%
Symantec Corp. *                                        521,486       11,097,222

LIQUOR - 0.55%
Molson Coors Brewing Company, Class B                    16,097        1,109,083

MANUFACTURING - 4.00%
Tyco International, Ltd.                                288,957        8,087,907

MEDICAL-HOSPITALS - 1.14%
Tenet Healthcare Corp. * (a)                            283,448        2,307,267

NEWSPAPERS - 2.90%
The New York Times Company, Class A (a)                 254,840        5,856,223

OFFICE FURNISHINGS & SUPPLIES - 2.00%
OfficeMax, Inc. (a)                                      99,215        4,042,019

PAPER - 1.35%
Bowater, Inc. (a)                                       133,005        2,735,913

PETROLEUM SERVICES - 1.02%
GlobalSantaFe Corp. (a)                                  41,076        2,053,389

PHARMACEUTICALS - 2.78%
Merck & Company, Inc.                                   121,123        5,075,054
Warner Chilcott, Ltd., Class A *                         41,200          547,960
                                                                  --------------
                                                                       5,623,014
RETAIL TRADE - 4.20%
Saks, Inc. * (a)                                        299,690        5,178,643
Wal-Mart Stores, Inc.                                    67,230        3,315,784
                                                                  --------------
                                                                       8,494,427
SOFTWARE - 5.24%
Compuware Corp. *                                       769,085        5,991,172
Oracle Corp. *                                          258,739        4,590,030
                                                                  --------------
                                                                      10,581,202
TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   4.05%
Nortel Networks Corp. * (a)                           3,553,991        8,174,179

STRATEGIC VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 5.89%
Sprint Nextel Corp.                                     117,278     $  2,011,318
Verizon Communications, Inc.                            266,550        9,897,001
                                                                  --------------
                                                                      11,908,319
TOYS, AMUSEMENTS & SPORTING GOODS - 1.75%
Mattel, Inc. (a)                                        179,804        3,542,139
                                                                  --------------
TOTAL COMMON STOCKS (Cost $184,886,046)                           $  195,618,423
                                                                  --------------
SHORT TERM INVESTMENTS - 10.38%
Jupiter Securitization Company, LLC zero
   coupon due 10/02/2006                         $    3,603,000     $  3,602,464
State Street Navigator Securities Lending
   Prime Portfolio (c)                               17,379,475       17,379,475
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $20,981,939)                                                $   20,981,939
                                                                  --------------
TOTAL INVESTMENTS (STRATEGIC VALUE TRUST)
   (COST $205,867,985) - 107.15%                                  $  216,600,362
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (7.15)%                                                           (14,451,991)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  202,148,371
                                                                  ==============

TOTAL RETURN TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
PREFERRED STOCKS - 0.57%

BANKING - 0.57%
DG Funding Trust *                                          981   $   10,288,238
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $10,336,921)                         $   10,288,238
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 1.83%

TREASURY INFLATION PROTECTED SECURITIES (D)
   - 1.83
   2.00% due 01/15/2026 (a)***                      $21,836,760       20,942,807
   2.375% due 01/15/2025 (a)***                      10,794,900       10,968,633
   3.625% due 04/15/2028 (a)***                         880,649        1,091,351
                                                                  --------------
                                                                      33,002,791
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $33,363,441)                                                $   33,002,791
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.67%

FEDERAL HOME LOAN BANK - 0.06%
   zero coupon due 02/05/2007 ***                     1,200,000        1,153,500

FEDERAL HOME LOAN MORTGAGE CORP. - 0.27%
   3.952% due 06/01/2034 ***                          1,011,214          984,744
   5.00% due 05/01/2018 to 12/01/2018 ***             3,129,093        3,082,943
   6.00% due 03/01/2016 to 09/01/2016 ***               167,882          170,308
   6.915% due 01/01/2029 (b)***                         585,558          595,877
                                                                  --------------
                                                                       4,833,872
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   43.43%
   4.643% due 09/01/2035 (b)***                      10,761,813       10,709,912

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   5.00% due 11/01/2017 to
      09/01/2035 ***                             $   91,933,756   $   90,204,219
   5.00% TBA **                                     212,000,000      203,741,948
   5.38% due 05/01/2036 (b)***                        5,870,633        5,900,430
   5.50% due 11/01/2016 to 07/01/2036 ***           336,125,530      331,742,402
   5.50% TBA **                                     132,000,000      130,020,000
   5.963% due 10/01/2040 (b)***                         792,104          797,980
   6.00% due 03/01/2016 to 04/01/2028 ***             1,103,392        1,120,612
   6.00% TBA **                                      10,000,000       10,043,750
   7.002% due 07/01/2009 (b)***                         446,358          447,437
                                                                  --------------
                                                                     784,728,690
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.35%
   4.75% due 09/20/2021 to
      02/20/2032 (b)***                               2,422,938        2,419,564
   5.00% due 12/20/2034 to 03/20/2035 ***             1,188,641        1,040,267
   5.125% due 10/20/2029 to
      11/20/2029 (b)***                               1,191,974        1,200,073
   5.375% due 05/20/2023 to
      05/20/2030 (b)***                               1,592,464        1,605,885
                                                                  --------------
                                                                       6,265,789
SMALL BUSINESS ADMINISTRATION - 0.56%
   4.504% due 02/01/2014 ***                          1,062,315        1,029,633
   4.88% due 11/01/2024 ***                             184,801          181,150
   5.13% due 09/01/2023 ***                             321,013          319,800
   5.52% due 06/01/2024 ***                           6,192,553        6,272,795
   6.344% due 08/01/2011 ***                          2,134,008        2,203,551
   7.449% due 08/01/2010 ***                            119,832          126,350
                                                                  --------------
                                                                      10,133,279
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $812,765,616)                                               $  807,115,130
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.34%

MEXICO - 0.03%
Government of Mexico
   6.20% due 01/13/2009 (b)***                          500,000          505,250

PANAMA - 0.25%
Republic of Panama
   8.875% due 09/30/2027 ***                          2,200,000        2,722,500
   9.375% due 07/23/2012 ***                          1,400,000        1,640,100
   9.625% due 02/08/2011 ***                            210,000          239,925
                                                                  --------------
                                                                       4,602,525
POLAND - 0.03%
Republic of Poland, Series RSTA
   zero coupon, Step up to 4.75% on
   10/27/2006 due 10/27/2024 (b)***                     500,000          477,500

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

SOUTH AFRICA - 0.03%
Republic of South Africa
   9.125% due 05/19/2009 ***                     $      500,000   $      543,125
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,322,062)                                                 $    6,128,400
                                                                  --------------
CORPORATE BONDS - 19.68%

AIR TRAVEL - 0.01%
American Airlines, Series 2001-2, Class A-1
   6.978% due 04/01/2011 ***                            248,962          255,837

AUTOMOBILES - 0.50%
DaimlerChrysler N.A. Holding Corp.
   4.75% due 01/15/2008 (a)***                        2,600,000        2,574,263
   5.82% due 03/13/2009 (b)***                        3,000,000        3,001,419
DaimlerChrysler N.A. Holding Corp., Series
   MTN
   5.9175% due 08/03/2009 (b)***                      3,500,000        3,495,514
                                                                  --------------
                                                                       9,071,196
BANKING - 3.76%
ANZ National International Ltd., Series
   144A
   5.5394% due 08/07/2009 (b)***                      5,000,000        4,994,370
Bank of America Corp.
   5.40% due 06/19/2009 (b)***                       16,700,000       16,703,256
China Development Bank
   5.00% due 10/15/2015 ***                             500,000          482,969
Export-Import Bank of China.
   4.875% due 07/21/2015 ***                            500,000          478,966
HSBC Bank USA
   5.46% due 09/21/2007 (b)***                        7,900,000        7,908,374
HSBC Bank USA, Series BKNT
   5.53% due 06/10/2009 (b)***                        1,200,000        1,200,340
HSBC Finance Corp.
   5.52% due 09/15/2008 (b)***                        8,600,000        8,621,311
National Australia Bank Ltd., Series 144A
   5.43% due 09/11/2009 (b)***                        3,800,000        3,800,020
RBS Capital Trust I
   4.709% due 12/29/2049 (b)***                       2,100,000        1,966,459
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***                          700,000          684,349
Royal Bank of Scotland Group PLC, Series
   144A
   5.39% due 12/21/2007 (b)***                        4,100,000        4,102,940
USB Capital IX
   6.189% due 04/15/2042 (a)(b)***                      500,000          505,678
Wachovia Bank NA, Series BKNT
   5.46% due 05/25/2010 (b)***                       16,500,000       16,500,528
                                                                  --------------
                                                                      67,949,560
CABLE AND TELEVISION - 0.24%
Comcast Corp.
   5.8003% due 07/14/2009 (a)(b)***                   4,400,000        4,407,476

CELLULAR COMMUNICATIONS - 0.01%
AT&T Broadband Corp.
   8.375% due 03/15/2013 ***                            200,000          228,137

CRUDE PETROLEUM & NATURAL GAS - 0.32%
Anadarko Petroleum Corp.
   5.79% due 09/15/2009 (b)***                        5,700,000        5,706,948

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES - 1.02%
Aig-Fp Matched Funding, Series 144A
   5.39% due 06/16/2008 (b)***                   $    3,500,000   $    3,524,266
General Electric Capital Corp., Series MTN
   5.52% due 01/05/2009 (b)***                        2,100,000        2,100,974
   5.5681% due 01/03/2008 (b)***                      7,800,000        7,810,436
   5.7072% due 01/08/2016 (b)***                      1,600,000        1,598,629
General Electric Capital Corp., Series MTNA
   5.51% due 12/15/2009 (b)***                        3,400,000        3,409,578
                                                                  --------------
                                                                      18,443,883
ELECTRICAL UTILITIES - 0.16%
Dominion Resources, Inc.
   5.70% due 09/17/2012 (a)***                          150,000          150,904
PSEG Power LLC
   6.95% due 06/01/2012 ***                             100,000          106,067
Southern California Edison Company
   5.5656% due 02/02/2009 (b)***                      2,600,000        2,602,506
                                                                  --------------
                                                                       2,859,477
FINANCIAL SERVICES - 9.07%
American Express Credit Corp., Series MTN
   5.082% due 03/02/2009 (b)***                       4,300,000        4,301,269
American General Finance Corp., Series MTN
   5.4288% due 03/23/2007 (b)***                      1,000,000        1,000,411
Atlantic & Western Re, Ltd., Series A
   11.5081% due 01/09/2007 (b)                          300,000          296,952
Bear Stearns Companies, Inc., Series MTN
   5.4894% due 08/21/2009 (b)***                     13,200,000       13,206,640
Bear Stearns Companies, Inc., Series MTNB
   5.4569% due 03/30/2009 (b)***                      3,800,000        3,802,626
CIT Group Holdings, Inc.
   5.635% due 01/30/2009 (b)***                       3,600,000        3,607,740
CIT Group, Inc.
   5.54% due 12/19/2008 (b)***                        3,500,000        3,507,161
   5.78% due 07/28/2011 (b)***                        4,100,000        4,102,841
   7.75% due 04/02/2012 (a)***                          200,000          221,442
CIT Group, Inc., Series MTN
   5.5463% due 08/17/2009 (b)***                      6,600,000        6,602,185
Citigroup, Inc.
   5.4078% due 12/26/2008 (b)***                      4,500,000        4,502,061
   5.525% due 01/30/2009 (b)***                      12,200,000       12,203,392
   6.125% due 08/25/2036 ***                          1,700,000        1,749,406
Goldman Sachs Group, Inc.
   5.4788% due 06/23/2009 (b)***                      3,200,000        3,200,662
Goldman Sachs Group, Inc., Series B MTN
   5.8406% due 07/23/2009 (b)***                      9,600,000        9,665,698
Goldman Sachs Group, Inc., Series MTN
   5.5359% due 11/10/2008 (b)***                      4,000,000        4,004,828
HBOS PLC
   5.92% due 09/29/2049 (a)(b)***                       700,000          677,192
HBOS Treasury Services PLC, Series MTN
   5.5469% due 07/17/2009 (b)***                      5,800,000        5,800,148
John Deere Capital Corp., Series MTN
   5.3993% due 07/15/2008 (b)***                      3,600,000        3,599,449
JP Morgan Chase Capital XX
   6.55% due 09/29/2036 ***                             700,000          705,977

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
JSG Packaging, Ltd.
   5.595% due 11/29/2014 (b)*** (f)            EUR    1,000,000   $    1,271,822
Lehman Brothers Holdings, Inc.
   5.4925% due 08/21/2009 (b)***                 $    4,100,000        4,099,311
Lehman Brothers Holdings, Inc., Series MTN
   5.3738% due 11/24/2008 (b)***                      2,300,000        2,299,784
   5.6006% due 10/22/2008 (b)***                      6,100,000        6,106,704
   5.5981% due 04/03/2009 (b)***                      1,600,000        1,601,080
   5.7181% due 07/18/2011 (a)(b)***                   2,700,000        2,703,024
Merrill Lynch & Company, Inc., Series MTN
   5.4919% due 08/14/2009 (b)***                      3,400,000        3,399,929
   5.685% due 07/25/2011 (b)***                       4,800,000        4,803,355
Merrill Lynch & Company, Inc., Series MTNC
   5.44% due 06/16/2008 (b)***                        9,600,000        9,614,467
Morgan Stanley Warehouse Facility
   3.33% due 09/29/2006                               3,900,000        3,900,000
Morgan Stanley, Series GMTN
   5.55% due 02/09/2009 (b)***                        7,300,000        7,308,475
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (a)(b)***                      700,000          705,678
Phoenix Quake Wind, Ltd.
   7.93% due 07/03/2008 (b)                             800,000          803,456
Phoenix Quake, Ltd.
   7.93% due 07/03/2008 (b)                             800,000          806,312
Pricoa Global Funding I, Series 144A
   5.565% due 01/25/2008 (b)***                       6,400,000        6,409,798
SLM Corp., Series MTNA
   5.695% due 07/25/2008 (b)***                      15,200,000       15,256,313
UBS Preferred Funding Trust V, Series 1
   6.243% due 05/12/2049 (b)***                       5,400,000        5,580,900
Vita Capital, Ltd., 2003-1
   6.83% due 01/01/2007 (b)                             400,000          400,868
                                                                  --------------
                                                                     163,829,356
FOOD & BEVERAGES - 0.01%
Kraft Foods, Inc.
   6.25% due 06/01/2012 (a)***                          100,000          104,007

FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   6.125% due 03/15/2007 ***                             13,000           13,015

GAS & PIPELINE UTILITIES - 0.62%
El Paso Corp., Series MTN
   7.75% due 01/15/2032 (a)***                        7,900,000        8,097,500
Williams Companies, Inc.
   6.375% due 10/01/2010 ***                          3,200,000        3,184,000
                                                                  --------------
                                                                      11,281,500
INSURANCE - 0.20%
American International Group, Inc.
   5.05% due 10/01/2015 (a)***                          700,000          682,198
American International Group, Inc.,
   Series 144A
   5.38% due 06/16/2009 (a)(b)***                     3,000,000        3,007,460
                                                                  --------------
                                                                       3,689,658
INTERNATIONAL OIL - 0.40%
Pemex Project Funding Master Trust
   5.75% due 12/15/2015 ***                           1,300,000        1,270,100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
Pemex Project Funding Master Trust
   (continued)
   7.375% due 12/15/2014 ***                     $      600,000   $      648,600
   8.625% due 02/01/2022 (a)***                         300,000          360,300
Ras Laffan LNG III
   5.838% due 09/30/2027 ***                          1,500,000        1,447,260
Transocean, Inc.
   5.5906% due 09/05/2008 ***                         3,500,000        3,500,056
                                                                  --------------
                                                                       7,226,316
LEISURE TIME - 0.01%
MGM Mirage, Inc.
   6.00% due 10/01/2009 ***                             200,000          197,500

MANUFACTURING - 0.43%
General Electric Company
   5.43% due 12/09/2008 (b)***                        2,800,000        2,801,425
Siemens Financieringsmaatschappij NV,
   Series 144A
   5.4663% due 08/14/2009 (b)***                      4,900,000        4,896,658
                                                                  --------------
                                                                       7,698,083
PETROLEUM SERVICES - 0.03%
Petroleum Export, Ltd.
   5.265% due 06/15/2011 ***                            557,287          548,811

SOFTWARE - 0.22%
Oracle Corp. and Ozark Holding, Inc.
   5.73% due 01/13/2009 (a)(b)***                     3,900,000        3,904,887

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.50%
Embarq Corp.
   6.738% due 06/01/2013 ***                          2,700,000        2,777,965
   7.082% due 06/01/2016 (a)***                       5,400,000        5,508,535
France Telecom SA
   7.75% due 03/01/2011 ***                             200,000          219,115
France Telecom SA, Series REGS
   6.75 due 03/14/2008 ***                     EUR      200,000          263,624
Verizon Global Funding Corp.
   7.25% due 12/01/2010 (a)***                   $      200,000          214,526
                                                                  --------------
                                                                       8,983,765
TELEPHONE - 1.98%
AT&T Corp.
   7.3 due 11/15/2011 (b)***                          1,538,000        1,667,012
AT&T, Inc.
   5.495% due 05/15/2008 (b)***                      15,000,000       15,009,300
BellSouth Corp.
   5.58% due 08/15/2008 (b)***                        5,700,000        5,701,094
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011 (a)***                          113,000          113,000
Qwest Corp.
   7.625% due 06/15/2015 (a)***                       3,100,000        3,216,250
Sprint Capital Corp.
   6.125% due 11/15/2008 ***                            500,000          507,324
Telecom Italia Capital SA
   6.1081% due 07/18/2011 (a)(b)***                   4,800,000        4,762,589
Telefonica Emisones SAU
   5.69% due 06/19/2009 (b)***                        4,700,000        4,702,877
                                                                  --------------
                                                                      35,679,446

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION - 0.19%
FedEx Corp.
   5.5794% due 08/08/2007 (b)***                 $    3,500,000   $    3,505,117
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $354,722,006)                         $  355,583,975
                                                                  --------------
MUNICIPAL BONDS - 0.76%

CALIFORNIA - 0.42%
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                           3,100,000        3,414,154
   6.75% due 06/01/2039 ***                           3,635,000        4,102,934
                                                                  --------------
                                                                       7,517,088
IOWA - 0.03%
Tobacco Settlement Authority of Iowa,
   Series A
   6.50% due 06/01/2023 ***                             495,000          492,733

NEW YORK - 0.05%
New York State Environmental Facilities
   Corp.,
   Residuals, Series 658
   6.58% due 06/15/2023 (b)***                          850,000          949,807

RHODE ISLAND - 0.03%
Tobacco Settlement Financing Corp.
   6.25% due 06/01/2042 ***                             500,000          529,805

SOUTH CAROLINA - 0.01%
Tobacco Settlement Revenue Management
   Authority
   6.375% due 05/15/2028 ***                            200,000          214,672

TEXAS - 0.03%
University of Texas Permanent University
   Fund
   4.75% due 07/01/2030 ***                             500,000          514,320

WISCONSIN - 0.19%
Badger Tobacco Asset Securitization Corp.
   6.00% due 06/01/2017 ***                           2,900,000        3,094,503
   6.375% due 06/01/2032 ***                            200,000          216,004
Wisconsin State Clean Water Revenue
   5.10% due 06/01/2021 ***                             110,000          116,352
   5.10% due 06/01/2022 ***                              25,000           26,405
                                                                  --------------
                                                                       3,453,264
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $11,972,343)                          $   13,671,689
                                                                  --------------
ASSET BACKED SECURITIES - 4.37%
Fremont Home Loan Trust,
   Series 2005-E, Class 2A1
   5.42% due 01/25/2036 (b)***                        1,394,956        1,394,956
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $78,924,537)                                             $   79,034,378
                                                                  --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 5.92%
American Home Mortgage Investment Trust,
   Series 2004-4, Class 4A
   4.39% due 02/25/2045 ***                           2,121,640        2,084,603
Bank of America Funding Corp., Series
   2005-D, Class A1
   4.1141% due 05/25/2035 (b)***                      3,100,489        3,058,696

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Bank of America Funding Corp., Series
   2004-A, Class 1A3
   5.0087% due 09/20/2034 (b)***                 $    1,145,959   $    1,120,154
Bank of America Mortgage Securities, Inc.,
   Series 2002-K, Class 2A1
   5.4053% due 10/20/2032 (b)***                        287,509          288,238
Bank of America Mortgage Securities, Inc.,
   Series 2004-1, Class 5A1
   6.50% due 09/25/2033 ***                             462,575          466,479
Bank of America Mortgage Securities, Inc.,
   Series 2004-2, Class 5A1
   6.50% due 10/25/2031 ***                              94,384           96,077
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-3, Class 1A2
   3.8359% due 07/25/2034 (b)***                        476,744          476,865
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2002-11, Class 1A2
   5.3291% due 02/25/2033 (b)***                      1,044,772        1,040,957
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2003-8, Class 2A1
   4.7987% due 01/25/2034 (b)***                      2,777,001        2,745,112
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-6, Class 1A1
   4.54% due 09/25/2034 (b)***                          654,077          650,652
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-7, Class 1A1
   4.9121% due 10/25/2034 (b)***                        681,007          683,077
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-9, Class 2A1
   5.3509% due 09/25/2034 (b)***                        247,300          246,566
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-4, Class 2A1
   5.3954% due 05/25/2035 (b)***                      5,048,463        5,038,163
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                           1,106,122        1,087,772
Countrywide Alternative Loan Trust,
   Series 2003-J3, Class 2A1
   6.25% due 12/25/2033 ***                             170,771          170,388
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2003-R4,
   Class 1A3
   6.00% due 11/25/2026 ***                           1,726,633        1,716,071
Countrywide Home Loans, Series 2003-R4,
   Class 2A
   6.50% due 01/25/2034 ***                             333,711          340,511
Countrywide Home Loans, Series 2004-12,
   Class 11A2
   4.225% due 08/25/2034 (b)***                         419,422          415,875
Countrywide Home Loans, Series 2005-3,
   Class 1A2
   5.62% due 04/25/2035 (b)***                          934,164          935,333
Countrywide Home Loans,
   Series 2005-HYB9, Class 3A2A
   5.25% due 02/20/2036 (b)***                        1,147,121        1,142,634
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2004-AR8,
   Class 2A1
   4.6118% due 09/25/2034 (b)***                        586,696          577,572

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-P3A,
   Class A1
   5.88% due 08/25/2033 (b)***                   $    1,066,323   $    1,071,506
Federal Home Loan Mortgage Corp., Series
   2204, Class Z
   7.50% due 12/20/2029 ***                           1,505,251        1,574,449
Federal Home Loan Mortgage Corp., Series
   2247, Class Z
   7.50% due 08/15/2030 ***                             891,229          894,592
Federal Home Loan Mortgage Corp., Series
   2362, Class ZA
   6.50% due 09/15/2031 ***                           1,382,817        1,425,430
Federal Home Loan Mortgage Corp., Series
   24989, Class PE
   6.00% due 08/15/2032 ***                           1,600,000        1,622,447
Federal Home Loan Mortgage Corp., Series
   2503, Class PZ
   6.00% due 09/15/2032 ***                           1,778,685        1,756,934
Federal Home Loan Mortgage Corp., Series
   2863, Class KZ
   5.00% due 09/15/2034 ***                             110,494           92,791
Federal Home Loan Mortgage Corp., Series
   2901, Class UB
   5.00% due 03/15/2033 ***                             800,000          762,000
Federal Home Loan Mortgage Corp., Series
   2906, Class GZ
   5.00% due 09/15/2034 ***                             327,373          287,618
Federal Home Loan Mortgage Corp., Series
   2935, Class HJ
   5.00% due 02/15/2035 ***                             400,000          375,087
Federal Home Loan Mortgage Corp., Series
   2941, Class WE
   5.00% due 03/15/2035 ***                             400,000          376,519
Federal Home Loan Mortgage Corp., Series
   3149, Class LF
   5.63% due 05/15/2036 (b)***                        2,800,000        2,794,490
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   5.632% due 02/25/2045 (b)***                         719,185          714,351
Federal National Mortgage Association,
   Series 2002-56, Class ZQ
   6.00% due 09/25/2032 ***                          12,768,416       12,744,996
Federal National Mortgage Association,
   Series 2003-116, Class FA
   5.73% due 11/25/2033 (b)***                          556,622          559,297
Federal National Mortgage Association,
   Series 2003-W1, Class 1A1
   6.50% due 12/25/2042 ***                             782,914          797,654
Federal National Mortgage Association,
   Series 2004-11, Class A
   5.45% due 03/25/2034 (b)***                          102,507          102,580
Federal National Mortgage Association,
   Series 2004-T1, Class 1A1
   6.00% due 01/25/2044 ***                             416,735          419,290
Federal National Mortgage Association,
   Series 2004-W2, Class 1A3F
   5.68% due 02/25/2044 (b)***                          393,388          393,144

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Federal National Mortgage Association,
   Series 2005-14, Class KZ
   5.00% due 03/25/2035 ***                      $      107,772   $       90,486
Federal National Mortgage Association,
   Series 2005-9, Class ZA
   5.00% due 02/25/2035 ***                             543,358          463,776
Federal National Mortgage Association,
   Series 2006-5, Class 3A2
   4.6782% due 05/25/2035 (b)***                        700,000          689,895
First Nationwide Trust, Series 2001-3,
   Class 1A1 6.75% due 08/21/2031 ***                    84,271           84,043
GS Mortgage Securities Corp.,
   Series 2003-1, Class A2
   6.03% due 01/25/2032 (b)***                           73,388           73,988
Harborview Mortgage Loan Trust,
   Series 2005-2, Class 2A1A
   5.55% due 05/19/2035 (b)***                        1,582,049        1,582,595
Indymac Arm Trust, Series 2001-H2, Class A2
   6.5422% due 01/25/2032 (b)***                         25,878           25,786
LB-UBS Commercial Mortgage Trust, Series
   2005-C7, Class A1
   4.99% due 11/15/2030 ***                           3,105,868        3,096,970
Lehman Brothers Floating Rate Commercial
   Mortgage Trust, Series 2006-LLFA,
   Class A1
   5.41% due 09/15/2021 (b)***                        3,981,980        3,977,500
Mellon Residential Funding Corp.,
   Series 2000-TBC2, Class A1
   5.57% due 06/15/2030 (b)***                        4,368,308        4,335,128
Nomura Asset Acceptance Corp., Series
   2004-R1, Class A2
   7.50% due 03/25/2034 ***                             421,994          434,281
Prime Mortgage Trust, Series 2004-CL1,
   Class 1A2
   5.73% due 02/25/2034 (b)***                        1,007,231        1,010,010
Prime Mortgage Trust, Series 2004-CL1,
   Class 2A2
   5.73% due 02/25/2019 (b)***                          230,917          231,255
Residential Funding Mortgage Securities I,
   Series 2004-S9, Class 1A23
   5.50% due 12/25/2034 ***                             300,000          283,385
Residential Funding Mortgage Securities I,
   Series 2004-S2, Class A1
   5.25% due 03/25/2034 ***                             274,109          269,962
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-8, Class 3A
   4.9788% due 07/25/2034 (b)***                        364,925          363,152
Structured Asset Mortgage Investments,
   Inc., Series 2005-AR2, Class 2A1
   5.56% due 05/25/2045 (b)***                          125,743          125,866
Structured Asset Securities Corp.,
   Series 2001-21A, Class 1A1
   6.6688% due 01/25/2032 (b)***                        139,468          138,980
Structured Asset Securities Corp.,
   Series 2002-1A, Class 4A
   6.1007% due 02/25/2032 (b)***                         65,449           65,191
Thornburg Mortgage Securities Trust,
   Series 2006-5, Class A1
   5.45% due 08/25/2036 (b)***                        9,141,501        9,132,683

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-WL7A, Class A1
   5.4138% due 09/15/2021 (b)***                 $   14,000,000   $   14,002,193
Washington Mutual Mortgage Securities
   Corp., Series 2002-AR2, Class A
   5.427% due 02/27/2034 (b)***                         182,656          185,746
Washington Mutual Mortgage Securities
   Corp., Series 2002-AR9, Class 1A
   5.963% due 08/25/2042 (b)***                       4,129,587        4,144,575
Washington Mutual Mortgage Securities
   Corp., Series 2002-S5, Class 1A1
   5.1062% due 10/25/2032 (b)***                        507,317          504,154
Washington Mutual Mortgage Securities
   Corp., Series 2003-AR1, Class 2A
   5.3782% due 02/25/2033 (b)***                      1,852,730        1,843,384
Washington Mutual Mortgage Securities
   Corp., Series 2005-AR13, Class A1A1
   5.62% due 10/25/2045 (b)***                        1,473,851        1,483,277
Washington Mutual Mortgage Securities
   Corp., Series 2005-AR2, Class 2A1A
   5.64% due 01/25/2045 (b)***                          103,896          104,532
Washington Mutual Mortgage Securities
   Corp., Series 2005-AR6, Class 2A1A
   5.56% due 04/25/2045 (b)***                          170,100          170,527
Washington Mutual, Inc., Series 2002-AR6,
   Class A
   5.963% due 06/25/2042 (b)***                          61,786           61,906
Wells Fargo Mortgage Backed Securities
   Trust, Series 2006-AR2, Class 2A1
   4.95% due 03/25/2036 (b)***                        4,968,346        4,916,260
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $106,924,818)                                               $  107,038,456
                                                                  --------------
ASSET BACKED SECURITIES - 4.37%
ACE Securities Corp., Series 2006-HE2,
   Class A2A
   5.39% due 05/25/2036 (b)***                        5,485,053        5,485,792
Argent Securities, Inc., Series 2006-M2,
   Class A2A
   5.3781% due 09/25/2036 (b)***                      2,312,035        2,313,474
Brazos Student Finance Corp.,
   Series 1998-A, Class A2
   4.93% due 06/01/2023 (b)***                          698,424          702,533
Countrywide Asset-Backed Certificates,
   Series 2006-16, Class 2A1
   5.375% due 10/25/2036 ***                          2,300,000        2,300,005
Countrywide Asset-Backed Certificates,
   Series 2006-17, Class 2A1
   5.38% due 03/25/2047 (b)***                        5,000,000        4,999,220
Countrywide Asset-Backed Certificates,
   Series 2006-15, Class A1
   5.434% due 10/25/2036 ***                          4,800,000        4,799,259
EMC Mortgage Loan Trust, Series 2001-A
   Class A
   5.70% due 05/25/2040 (b)***                        2,496,488        2,503,589
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2005-FF12,
   Class A2A
   5.42% due 11/25/2036 (b)                           1,359,071        1,359,366
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WMC3, Class A2
   5.38% due 08/25/2036 (b)***                        2,355,947        2,355,579

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Long Beach Mortgage Loan Trust, Series
   2004-4, Class 1A1
   5.61% due 10/25/2034 (b)***                   $    1,305,573   $    1,306,369
Newcastle Mortgage Securities Trust,
   Series 2006-1, Class A1
   5.40% due 03/25/2036 (b)***                        5,991,935        5,993,156
Park Place Securities, Inc., Series
   2004-MCW1, Class A1
   5.642% due 08/25/2034 (b)***                      18,035,299       18,149,644
Quest Trust, Series 2004-X2, Class A1
   5.89% due 06/25/2034 (b)***                           23,431           23,502
Residential Asset Mortgage Products, Inc.,
   Series 2006-RZ4, Class A1A
   5.41% due 10/25/2036 (b)***                        5,800,000        5,799,095
Residential Asset Securities Corp.,
   Series 2006-KS6, Class A1
   5.37% due 08/25/2036 (b)***                        2,882,954        2,882,505
Saxon Asset Securities Company
   1.00% due 10/25/2027                               2,800,000        2,800,000
SBI Heloc Trust, Series 2006-1A, Class 1A2A
   5.49375% due 08/25/2036 (b)                        3,100,000        3,100,000
SLM Student Loan Trust, Series 2006-3,
   Class A2
   5.485% due 01/25/2016 (b)***                       4,600,000        4,602,157
Wells Fargo Home Equity Trust, Series 2005-4,
   Class AI1
   5.45% due 12/25/2035 (b)                           6,163,297        6,164,177
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $78,924,537)                                                $   79,034,378
                                                                  --------------
OPTIONS - 0.45%

CALL OPTIONS - 0.45%
Over The Counter European Style Call
   Expiration 07/02/2007 at $3.96 *                  47,000,000          317,885
   Expiration 07/02/2007 at $3.96 *                  15,000,000          101,453
   Expiration 07/02/2007 at $3.96 *                  31,000,000          209,669
   Expiration 07/02/2007 at $4.10 *                  33,000,000          276,211
   Expiration 10/04/2006 at $4.50 *                  26,000,000                0
   Expiration 10/04/2006 at $4.50 *                  44,900,000                0
   Expiration 10/18/2006 at $4.50 *                  55,000,000                0
   Expiration 12/22/2006 at $4.80 *                  45,000,000           32,265
   Expiration 03/08/2007 at $5.00 *                  47,000,000          165,581
   Expiration 03/08/2007 at $5.00 *                  23,000,000           80,845
   Expiration 06/15/2007 at $5.0575 *                12,000,000           69,071
   Expiration 04/19/2007 at $5.08 *                  27,600,000          141,561
   Expiration 06/15/2007 at $5.08 *                   7,300,000           44,602
   Expiration 06/15/2007 at $5.08 *                   4,800,000           29,327
   Expiration 10/25/2006 at $5.13 *                  17,000,000           26,622
   Expiration 02/01/2007 at $5.17 *                  41,600,000          198,678
   Expiration 05/23/2007 at $5.20 *                  79,000,000          557,424
   Expiration 05/09/2007 at $5.20 *                  92,600,000          649,835
   Expiration 06/07/2007 at $5.25 *                  81,000,000          656,252
   Expiration 06/07/2007 at $5.25 *                  15,000,000          121,528
   Expiration 07/02/2007 at $5.25 *                 213,000,000        1,805,669
   Expiration 07/02/2007 at $5.37 *                 166,500,000        1,671,204

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
OPTIONS (CONTINUED)

CALL OPTIONS (CONTINUED)
Over The Counter European Style Call
   (continued)
   Expiration 06/30/2007 at $5.50 *                  77,000,000   $      912,580
                                                                  --------------
                                                                       8,068,262
PUT OPTIONS - 0.00%
Chicago Mercantile Exchange American
   Purchase Put on Eurodollar
   Expiration 09/17/2007 at $90.75 *                  1,747,500            4,369
   Expiration 06/18/2007 at $91.00 *                  3,530,000            8,825
   Expiration 06/18/2007 at $91.25 *                  3,870,000            9,675
   Expiration 09/17/2007 at $91.25 *                  2,030,000            5,075
   Expiration 12/17/2007 at $91.25 *                  3,075,000            7,687
   Expiration 12/18/2006 at $92.00 *                  2,962,500            7,406
   Expiration 03/19/2007 at $92.25 *                    125,000              313
   Expiration 12/18/2006 at $92.50 *                  2,220,000            5,550
   Expiration 12/18/2006 at $92.75 *                  3,200,000            8,000
   Expiration 12/18/2006 at $94.125 *                 1,642,500            4,106
                                                                  --------------
                                                                          61,006
                                                                  --------------
TOTAL OPTIONS (Cost $5,548,487)                                   $    8,129,268
                                                                  --------------
SHORT TERM INVESTMENTS - 41.74%
Bank of America Corp.
   5.25% due 01/12/2007 ***                      $      700,000   $      689,485
   5.275% due 11/14/2006 to 12/01/2006 ***           36,600,000       36,359,050
Bank of Ireland
   5.26% due 12/05/2006 ***                          49,000,000       48,534,636
Barclays U.S. Funding LLC
   5.405% due 10/20/2006 ***                         44,700,000       44,572,487
BNP Paribas Finance, Inc.
   5.265% due 12/28/2006 ***                         47,400,000       46,789,962
Danske Corp.
   5.255% due 01/18/2007 ***                         39,600,000       38,969,926
   5.265% due 12/27/2006 ***                            600,000          592,366
   5.275% due 11/20/2006 ***                            700,000          694,872
   5.37% due 10/30/2006 ***                          12,800,000       12,744,629
DNB NORBank ASA
   5.265% due 02/20/2007 ***                         17,300,000       16,940,722
Government of France
   zero coupon due 12/28/2006                  EUR   16,300,000       20,519,702
   zero coupon due 10/19/2006 to
      12/14/2006 ***                                 26,560,000       33,621,175
   0.01% due 11/23/2006 to 12/21/2006 ***            36,380,000       45,903,733
Federal Republic of Germany, Series 0406
   zero coupon due 10/18/2006 ***                     1,530,000        1,938,475
   0.01% due 12/13/2006 ***                           8,500,000       10,719,257
Ixis Corp.
   5.255% due 12/15/2006 ***                     $   43,100,000       42,628,145
   5.275% due 11/07/2006 ***                         10,500,000       10,443,074
Kingdom of Belgium
   zero coupon due 10/12/2006 ***              EUR   30,350,000       38,471,171
Kingdom of Netherlands
   zero coupon due 11/30/2006 ***                     2,800,000        3,533,794
Sanpaola Imi US Financial Company
   5.265% due 12/01/2006 ***                     $   48,600,000       48,166,427

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Skandinaviska Enskilda Banken
   5.28% due 11/16/2006 ***                      $    5,200,000   $    5,164,917
   5.285% due 11/15/2006 ***                         46,700,000       46,391,488
Societe Generale North America, Inc.
   5.26% due 12/01/2006 ***                          39,200,000       38,850,619
   5.265% due 12/21/2006 ***                         14,100,000       13,932,968
State Street Navigator Securities Lending
   Prime Portfolio (c)                               45,176,754       45,176,754
Total SA
   5.36% due 10/02/2006 ***                          32,400,000       32,395,176
U.S. Treasury Bills
   zero coupon due 11/30/2006 to
      12/14/2006 *** ****                            11,670,000       11,558,641
UBS Finance (Delaware) LLC
   5.245% due 01/08/2007 ***                          1,200,000        1,182,691
   5.26% due 12/01/2006 ***                          48,600,000       48,166,839
   5.375% due 10/11/2006 ***                          4,300,000        4,293,580
Viacom, Inc.
   5.594% due 05/29/2007 ***                          2,600,000        2,600,000
   5.60% due 03/22/2007 ***                           1,600,000        1,600,000
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $753,821,593)                                               $  754,146,761
                                                                  --------------
REPURCHASE AGREEMENTS - 3.38%
Lehman Brothers Tri-Party
   Repurchase Agreement dated 09/29/2006 at
   5.05% to be repurchased at $56,023,567
   on 10/02/2006, collateralized by
   $57,485,000 U.S. Treasury Bonds, 4.25%
   due 11/01/2015 (valued at $57,730,639,
   including interest) ***                       $   56,000,000   $   56,000,000
Repurchase Agreement with State Street
   Corp. dated 09/29/2006 at 3.95% to be
   repurchased at $4,981,639 on 10/02/2006,
   collateralized by $5,110,000 Federal
   National Mortgage Association, 5.40% due
   06/15/2015 (valued at $5,084,450,
   including interest) (c)                            4,980,000        4,980,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $60,980,000)                                                $   60,980,000
                                                                  --------------
TOTAL INVESTMENTS (TOTAL RETURN TRUST)
   (COST $2,234,681,824) - 123.71%                                $2,235,119,086
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (23.71)%                                                         (428,406,965)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,806,712,121
                                                                  ==============

TOTAL STOCK MARKET INDEX TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 99.17%

ADVERTISING - 0.28%
24/7 Real Media, Inc. * (a)                               1,543   $       13,177
Aquantive, Inc. * (a)                                     1,688           39,871

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ADVERTISING (CONTINUED)
Clear Channel Outdoor Holdings, Inc. *                    8,218   $      167,647
Getty Images, Inc. * (a)                                  1,525           75,762
inVentiv Health, Inc. *                                     769           24,631
Lamar Advertising Company * (a)                           2,574          137,477
Marchex, Inc., Class B * (a)                              1,062           16,291
Monster Worldwide, Inc. *                                 3,015          109,113
Omnicom Group, Inc.                                       4,373          409,313
The Interpublic Group of Companies,
   Inc. * (a)                                            10,631          105,247
ValueClick, Inc. *                                        2,371           43,958
                                                                  --------------
                                                                       1,142,487
AEROSPACE - 1.64%
AAR Corp. * (a)                                             988           23,554
Alliant Techsystems, Inc. * (a)                             854           69,225
ARGON ST, Inc. * (a)                                        529           12,680
Armor Holdings, Inc. *                                      880           50,450
BE Aerospace, Inc. *                                      1,588           33,491
Boeing Company                                           19,819        1,562,728
Curtiss Wright Corp. (a)                                  1,106           33,567
Ducommun, Inc. *                                            465            8,677
EDO Corp. (a)                                               458           10,479
Esterline Technologies Corp. * (a)                          671           22,653
GenCorp, Inc. * (a)                                       1,537           19,735
General Dynamics Corp.                                    9,646          691,329
Goodrich Corp.                                            3,023          122,492
HEICO Corp., Class A                                        913           26,523
Herley Industries, Inc. * (a)                               514            6,363
Innovative Solutions & Support, Inc. * (a)                  629            9,139
Integral Systems, Inc. (a)                                  446           13,942
K&F Industries Holdings, Inc. *                           1,011           18,987
Lockheed Martin Corp.                                    10,506          904,146
Moog, Inc., Class A *                                     1,033           35,804
MTC Technologies, Inc. * (a)                                476           11,443
Northrop Grumman Corp.                                    8,502          578,731
Orbital Sciences Corp., Class A *                         1,612           30,257
Raytheon Company                                         10,798          518,412
Rockwell Collins, Inc. (a)                                4,140          227,038
Sequa Corp., Class A *                                      307           28,815
Teledyne Technologies, Inc. *                               899           35,601
Triumph Group, Inc. (a)                                     462           19,566
United Technologies Corp.                                25,119        1,591,289
Woodward Governor Company (a)                               960           32,198
                                                                  --------------
                                                                       6,749,314
AGRICULTURE - 0.40%
Alico, Inc. (a)                                             252           14,745
Archer-Daniels-Midland Company                           16,168          612,444
Bunge, Ltd. (a)                                           2,681          155,364
Delta & Pine Land Company                                 1,140           46,170
Fresh Del Monte Produce, Inc. (a)                         1,418           24,659
Maui Land & Pineapple, Inc. * (a)                           339           10,058
Monsanto Company                                         13,204          620,720
Mosaic Company * (a)                                      9,406          158,961

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AGRICULTURE (CONTINUED)
Tejon Ranch Company * (a)                                   444   $       18,839
                                                                  --------------
                                                                       1,661,960
AIR FREIGHT - 0.00%
ABX Air, Inc. *                                           1,716            9,644
ExpressJet Holdings, Inc. *                               1,604           10,602
                                                                  --------------
                                                                          20,246
AIR TRAVEL - 0.20%
Airtran Holdings, Inc. * (a)                              2,373           23,540
Alaska Air Group, Inc. *                                    754           28,682
AMR Corp. * (a)                                           5,214          120,652
Continental Airlines, Inc., Class B * (a)                 2,048           57,979
Frontier Airlines Holdings, Inc. * (a)                    1,172            9,669
JetBlue Airways Corp. * (a)                               4,045           37,497
Midwest Air Group, Inc. * (a)                             2,364           18,628
Republic Airways Holdings, Inc. *                         1,116           17,321
SkyWest, Inc.                                             1,511           37,050
Southwest Airlines Company                               19,651          327,386
UAL Corp. * (a)                                           2,258           59,995
US Airways Group, Inc. * (a)                              2,073           91,896
                                                                  --------------
                                                                         830,295
ALUMINUM - 0.17%
Alcoa, Inc.                                              21,436          601,066
Aleris International, Inc. *                                833           42,100
Century Aluminum Company * (a)                              925           31,126
MAXXAM, Inc. *                                              384           10,483
                                                                  --------------
                                                                         684,775
AMUSEMENT & THEME PARKS - 0.41%
Great Wolf Resorts, Inc. *                                1,040           12,438
Walt Disney Company                                      54,281        1,677,826
                                                                  --------------
                                                                       1,690,264
APPAREL & TEXTILES - 0.65%
Bebe Stores, Inc.                                         2,388           59,175
Brown Shoe, Inc.                                            743           26,629
Carter's, Inc. * (a)                                      1,394           36,788
Cherokee, Inc. (a)                                          375           13,729
Cintas Corp.                                              4,050          165,361
Coach, Inc. *                                             9,412          323,773
Columbia Sportswear Company * (a)                           954           53,262
Crocs, Inc. * (a)                                           823           27,941
Deckers Outdoor Corp. * (a)                                 435           20,584
dELiA*s, Inc. * (a)                                         987            7,600
G & K Services, Class A (a)                                 540           19,672
Guess?, Inc. * (a)                                        1,150           55,809
Hampshire Group Ltd. *                                      432            5,348
Hanesbrands, Inc. *                                       2,412           54,297
Hartmarx Corp. * (a)                                      1,249            8,456
Iconix Brand Group, Inc. * (a)                            1,303           20,978
Interface, Inc., Class A *                                1,819           23,429
Jones Apparel Group, Inc.                                 2,898           94,011
Joseph A. Bank Clothiers, Inc. * (a)                        468           14,021

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Kellwood Company (a)                                        779   $       22,458
K-Swiss, Inc., Class A (a)                                  754           22,665
Liz Claiborne, Inc.                                       2,557          101,027
Maidenform Brands, Inc. *                                   681           13,143
Mohawk Industries, Inc. * (a)                             1,566          116,589
Movado Group, Inc.                                          817           20,768
NIKE, Inc., Class B                                       6,359          557,175
Oakley, Inc. (a)                                          1,920           32,736
Oxford Industries, Inc.                                     480           20,597
Perry Ellis International, Inc. * (a)                       432           13,340
Phillips-Van Heusen Corp.                                   886           37,008
Polo Ralph Lauren Corp., Class A                          2,533          163,860
Quiksilver, Inc. * (a)                                    3,098           37,641
Skechers United States of America, Inc.,
   Class A *                                              1,220           28,682
Stage Stores, Inc.                                          708           20,773
Stride Rite Corp.                                         1,278           17,841
The Gymboree Corp. *                                        881           37,161
Timberland Company, Class A * (a)                         1,693           48,708
True Religion Apparel, Inc. * (a)                           645           13,616
Under Armour, Inc., Class A * (a)                           984           39,380
Unifi, Inc. *                                             2,485            5,964
VF Corp. (a)                                              2,594          189,232
Volcom, Inc. *                                              622           14,020
Warnaco Group, Inc. *                                     1,219           23,575
Weyco Group, Inc. (a)                                       553           12,371
Wolverine World Wide, Inc.                                1,497           42,380
                                                                  --------------
                                                                       2,683,573
AUTO PARTS - 0.31%
Accuride Corp. *                                            950           10,460
Aftermarket Technology Corp. *                              668           11,864
American Axle & Manufacturing Holdings,
   Inc. (a)                                               1,412           23,566
ArvinMeritor, Inc. (a)                                    1,930           27,483
AutoZone, Inc. *                                          1,837          189,762
BorgWarner, Inc.                                          1,325           75,750
Commercial Vehicle Group, Inc. *                            608           11,710
CSK Auto Corp. *                                          1,352           19,063
Federal Signal Corp.                                      1,510           23,028
Gentex Corp. (a)                                          3,992           56,726
Genuine Parts Company                                     4,046          174,504
Johnson Controls, Inc.                                    4,648          333,448
Keystone Automotive Industries, Inc. *                      522           19,847
Lear Corp. (a)                                            1,789           37,032
LKQ Corp. * (a)                                           1,186           26,056
Modine Manufacturing Company                                969           23,576
Noble International, Ltd. (a)                               634            7,931
O'Reilly Automotive, Inc. *                               2,646           87,874
Pep Boys - Manny, Moe & Jack                              1,682           21,614
Strattec Security Corp. *                                   190            7,271
Superior Industries International, Inc. (a)                 765           12,844
TRW Automotive Holdings Corp. *                           2,506           60,319

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
Visteon Corp. *                                           3,565   $       29,055
                                                                  --------------
                                                                       1,290,783
AUTO SERVICES - 0.08%
ADESA, Inc. (a)                                           2,330           53,846
AutoNation, Inc. *                                        6,256          130,751
Avis Budget Group, Inc. *                                 2,520           46,091
Copart, Inc. *                                            2,311           65,147
Dollar Thrifty Automotive Group, Inc. * (a)                 647           28,837
Lithia Motors, Inc., Class A (a)                            545           13,472
Midas, Inc. * (a)                                           532           11,002
                                                                  --------------
                                                                         349,146
AUTOMOBILES - 0.32%
Asbury Automotive Group, Inc.                               931           19,179
Ford Motor Company (a)                                   43,658          353,193
General Motors Corp. (a)                                 14,084          468,434
Group 1 Automotive, Inc.                                    623           31,088
Monaco Coach Corp. (a)                                      903           10,059
Monro Muffler Brake, Inc.                                   430           14,624
PACCAR, Inc. (a)                                          6,126          349,304
Tenneco, Inc. *                                           1,212           28,349
United Auto Group, Inc. (a)                               2,342           54,803
                                                                  --------------
                                                                       1,329,033
BANKING - 6.38%
1st Source Corp. (a)                                        720           21,254
Abington Community Bancorp, Inc. (a)                        918           13,788
Alabama National BanCorp                                    402           27,437
Amcore Financial, Inc. (a)                                  607           18,386
American National Bankshares, Inc. (a)                      522           12,361
Americanwest BanCorp                                        550           11,688
Ameris Bancorp (a)                                          662           18,013
AmSouth Bancorp.                                          7,991          232,059
Anchor BanCorp Wisconsin, Inc. (a)                          526           15,023
Arrow Financial Corp. (a)                                   480           12,172
Associated Banc-Corp.                                     2,972           96,590
Astoria Financial Corp.                                   2,501           77,081
BancFirst Corp.                                             368           17,193
BancorpSouth, Inc.                                        1,817           50,440
BancTrust Financial Group, Inc. (a)                         629           17,543
Bank Granite Corp. (a)                                      914           16,018
Bank Mutual Corp.                                         1,760           21,349
Bank of America Corp.                                   112,328        6,017,411
Bank of Hawaii Corp.                                      1,082           52,109
Bank of New York Company, Inc.                           18,903          666,520
Bank of the Ozarks, Inc. (a)                                461           15,614
BankAtlantic Bancorp, Inc., Class A (a)                   1,643           23,363
BankUnited Financial Corp., Class A (a)                     852           22,212
Banner Corp.                                                425           17,442
BB&T Corp.                                               13,425          587,746
Berkshire Hill Bancorp, Inc. (a)                            488           17,368
BOK Financial Corp. (a)                                   1,440           75,744
Boston Private Financial Holdings, Inc. (a)                 712           19,851

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Brookline Bancorp, Inc. (a)                               1,615   $       22,206
Bryn Mawr Bank Corp. (a)                                    583           12,884
Camco Financial Corp.                                       737            9,787
Camden National Corp.                                       333           13,387
Capital City Bank Group, Inc. (a)                           491           15,270
Capital Corp of the West                                    398           12,346
Capitol Bancorp, Ltd.                                       468           20,826
Capitol Federal Financial (a)                             1,681           59,776
Cardinal Financial Corp. (a)                              1,170           12,823
Cascade Bancorp (a)                                         575           21,591
Cascade Financial Corp. (a)                                 837           13,718
Cathay General Bancorp, Inc. (a)                          1,275           46,027
Center Bancorp, Inc. (a)                                    986           16,170
Central Pacific Financial Corp. (a)                         780           28,532
CFS Bancorp, Inc. (a)                                       989           14,627
Charter Financial Corp. (a)                                 587           23,474
Chemical Financial Corp. (a)                                738           21,904
Chittenden Corp.                                          1,136           32,592
Citizens & Northern Corp. (a)                               410            9,196
Citizens Banking Corp. (a)                                1,131           29,700
Citizens First Bancorp, Inc.                                518           13,188
City Bank Lynnwood WA                                       384           18,060
City National Corp.                                         953           63,908
Clifton Savings Bancorp, Inc. (a)                         1,268           14,227
Coastal Financial Corp. (a)                                 924           11,642
CoBiz, Inc. (a)                                             726           16,596
Colonial Bancgroup, Inc.                                  3,503           85,823
Columbia Banking System, Inc.                               528           16,901
Comerica, Inc.                                            3,731          212,369
Commerce Bancorp, Inc. (a)                                3,929          144,234
Commerce Bancshares, Inc. (a)                             1,511           76,411
Commercial Bankshares, Inc.                                 344           12,270
Community Bancorp - NV *                                    379           11,563
Community Bancorp, Inc. - CA (a)                            400           16,352
Community Bank Systems, Inc. (a)                            744           16,487
Community Banks, Inc. (a)                                   918           24,602
Community Trust Bancorp, Inc.                               424           15,964
Compass Bancshares, Inc.                                  2,669          152,080
Corus Bankshares, Inc. (a)                                1,376           30,767
Cullen Frost Bankers, Inc.                                1,067           61,694
CVB Financial Corp.                                       2,127           31,416
Digital Insight Corp. *                                     976           28,616
Dime Community Bancorp, Inc. (a)                            989           14,568
Doral Financial Corp. (a)                                 2,874           18,940
Downey Financial Corp. (a)                                  647           43,051
East West Bancorp, Inc.                                   1,302           51,572
Enterprise Financial Services Corp. (a)                     541           16,695
ESB Financial Corp. (a)                                     963           10,593
F.N.B. Corp. (a)                                          1,596           26,589
Farmers Capital Bank Corp. (a)                              517           17,511
Fidelity Bankshares, Inc. (a)                               651           25,396
Fidelity Southern Corp. (a)                                 677           12,254

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Fifth Third Bancorp. (a)                                 13,411   $      510,691
Financial Institutions, Inc. (a)                            668           15,604
First BanCorp Puerto Rico (a)                             2,054           22,717
First Bancorp (a)                                           578           11,780
First Busey Corp. (a)                                       653           14,830
First Charter Corp.                                         789           18,983
First Citizens Bancshares, Inc.                             250           47,775
First Commonwealth Financial Corp. (a)                    2,005           26,125
First Community Bancorp                                     632           35,360
First Defiance Financial Corp.                              371           10,585
First Federal Bancshares of Arkansas, Inc.                  419            9,683
First Financial BanCorp. (a)                              1,068           16,992
First Financial Bankshares, Inc. (a)                        486           18,541
First Financial Corp. (a)                                   446           14,232
First Financial Holdings, Inc. (a)                          412           14,099
First Horizon National Corp. (a)                          2,686          102,095
First Indiana Corp. (a)                                     588           15,294
First M&F Corp.                                             774           14,149
First Merchants Corp. (a)                                   537           12,700
First Midwest BanCorp, Inc., Illinois                     1,086           41,149
First Mutual Bancshares, Inc.                               440           11,880
First Niagara Financial Group, Inc.                       2,880           41,990
First of Long Island Corp.                                  336           14,613
First Place Financial Corp.                                 629           14,253
First Regional Bancorp * (a)                                462           15,740
First Republic Bank (a)                                     565           24,046
First South Bancorp, Inc. (a)                               489           14,959
First State BanCorp.                                        614           15,946
First United Corp.                                          623           13,282
FirstFed Financial Corp. * (a)                              386           21,894
FirstMerit Corp. (a)                                      1,903           44,093
Flag Financial Corp. (a)                                    761           19,055
Flagstar Bancorp, Inc. (a)                                1,374           19,992
Flushing Financial Corp.                                    656           11,480
FNB Corp. of North Carolina                                 514            9,576
FNB Corp. of Virginia (a)                                   542           19,517
FNB Financial Services Corp.                                680           10,030
Franklin Bank Corp. * (a)                                   679           13,499
Frontier Financial Corp. (a)                                969           25,136
German American Bancorp                                     964           13,602
Glacier Bancorp, Inc. (a)                                   815           27,849
Golden West Financial Corp.                               7,367          569,101
Great Southern Bancorp, Inc. (a)                            414           11,633
Greater Bay Bancorp                                       1,347           37,999
Greater Community Bancorp                                   753           11,408
Greenhill & Company, Inc. (a)                               820           54,956
Hancock Holding Company (a)                                 830           44,447
Hanmi Financial Corp. (a)                                 1,310           25,676
Harleysville National Corp. (a)                             845           16,990
Heritage Commerce Corp. (a)                                 557           12,889
Heritage Financial Corp.                                    593           15,442
Home Federal Bancorp - IN                                   392           10,878

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Home Federal Bancorp, Inc.                                  995   $       15,472
Horizon Financial Corp. (a)                                 571           17,050
Hudson City Bancorp, Inc.                                14,592          193,344
Huntington Bancshares, Inc.                               5,640          134,965
IBERIABANK Corp. (a)                                        201           12,261
Independent Bank Corp. - MA                                 475           15,447
Independent Bank Corp. - MI (a)                             569           13,818
Integra Bank Corp. (a)                                      616           15,572
Interchange Financial Services Corp. (a)                    683           15,449
International Bancshares Corp.                            1,299           38,554
Investors Financial Services Corp. (a)                    1,663           71,642
Irwin Financial Corp. (a)                                   862           16,861
ITLA Capital Corp.                                          205           11,021
KeyCorp                                                   9,541          357,215
K-Fed Bancorp (a)                                         1,097           17,552
KNBT Bancorp, Inc. (a)                                    1,003           16,128
Lakeland Financial Corp. (a)                                604           14,200
Lincoln Bancorp - IN (a)                                    686           12,691
LSB Bancshares, Inc.                                        685           11,679
M&T Bank Corp.                                            2,607          312,736
MAF Bancorp, Inc.                                           706           29,151
MainSource Financial Group, Inc. (a)                        657           11,149
Marshall & Ilsley Corp. (a)                               5,552          267,495
MASSBANK Corp.                                              348           11,338
MB Financial, Inc. (a)                                    1,145           42,213
Mercantile Bankshares Corp.                               2,638           95,680
Merchants Bancshares, Inc.                                  492           11,562
Mid-State Bancshares (a)                                    661           18,085
Midwest Banc Holdings, Inc. (a)                             664           16,215
Nara Bancorp, Inc. (a)                                      844           15,437
NASB Financial, Inc. (a)                                    309           12,295
National City Corp.                                      15,325          560,895
National Penn Bancshares, Inc. (a)                        1,318           25,867
Netbank, Inc.                                             1,651            9,989
New York Community Bancorp, Inc. (a)                      6,361          104,193
Newalliance Bancshares, Inc. (a)                          2,915           42,705
Newmil Bancorp, Inc.                                        385           15,789
North Fork Bancorporation, Inc.                          11,464          328,329
North Valley Bancorp                                        639           11,246
Northern States Financial Corp.                             450            8,550
Northern Trust Corp.                                      5,259          307,283
Northrim Bancorp, Inc.                                      488           12,883
Northwest Bancorp, Inc. (a)                               1,391           35,471
Oak Hill Financial, Inc.                                    357            8,839
OceanFirst Financial Corp. (a)                              577           12,377
Ohio Valley Banc Corp.                                      457           11,494
Old National Bancorp (a)                                  1,798           34,342
Old Second Bancorp, Inc. (a)                                407           12,194
Omega Financial Corp. (a)                                   466           14,013
Oriental Financial Group, Inc.                              852           10,156
PAB Bankshares, Inc.                                        684           13,584
Pacific Capital Bancorp                                   1,147           30,935

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Pamrapo Bancorp, Inc.                                       531   $       10,142
Park National Corp. (a)                                     354           35,432
Parkvale Financial Corp.                                    380           12,179
Partners Trust Financial Group, Inc. (a)                  1,632           17,479
Peapack Gladstone Financial Corp. (a)                       469           11,476
Pennfed Financial Services, Inc.                            741           12,427
Pennsylvania Commerce Bancorp, Inc. * (a)                   350            9,187
Peoples Bancorp, Inc. (a)                                   403           11,780
People's Bank Corp.                                       3,451          136,694
PFF Bancorp, Inc.                                           583           21,594
Pinnacle Financial Partners, Inc. * (a)                     479           17,148
Placer Sierra Bancshares                                    498           11,061
Popular, Inc. (a)                                         6,408          124,572
Preferred Bank, Los Angeles, CA (a)                         312           18,711
PrivateBancorp, Inc. (a)                                    561           25,649
Prosperity Bancshares, Inc. (a)                             750           25,530
Provident Bankshares Corp. (a)                              879           32,567
Provident Financial Holdings, Inc.                          431           12,990
Provident Financial Services, Inc. (a)                    1,948           36,057
Provident New York Bancorp (a)                            1,409           19,275
R & G Financial Corp., Class B                              960            7,152
Regions Financial Corp. (a)                              11,068          407,192
Renasant Corp. (a)                                          587           16,463
Republic Bancorp, Inc., Class A (a)                         581           12,288
Republic Bancorp, Inc. (a)                                2,252           30,019
Riverview Bancorp, Inc.                                     964           13,014
Rome Bancorp, Inc. (a)                                    1,044           13,415
Royal Bancshares of Pennsylvania (a)                        598           16,200
S & T Bancorp, Inc. (a)                                     668           21,710
S.Y. Bancorp, Inc. (a)                                      539           15,992
Sandy Spring Bancorp, Inc. (a)                              412           14,568
Santander Bancorp (a)                                     1,218           23,008
Seacoast Banking Corp. of Florida (a)                       672           20,294
Security Bank Corp.                                         496           11,215
Shore Bancshares, Inc. (a)                                  582           16,733
SI Financial Group, Inc.                                    963           11,363
Signature Bank * (a)                                        810           25,053
Simmons First National Corp., Class A (a)                   555           16,101
Sky Financial Group, Inc.                                 2,423           60,333
South Financial Group, Inc. (a)                           1,784           46,438
Southwest Bancorp, Inc.                                     522           13,478
Sovereign Bancorp, Inc.                                   9,424          202,710
State Bancorp, Inc. (a)                                     729           14,915
Sterling Bancorp                                            601           11,816
Sterling Bancshares, Inc.                                 1,186           24,017
Sterling Financial Corp., Pennsylvania (a)                  797           17,526
Sterling Financial Corp., Spokane                           792           25,685
Suffolk Bancorp (a)                                         430           13,726
Summit Bankshares, Inc. (a)                                 647           18,194
Summit Financial Group, Inc. (a)                            357            6,555
Sun Bancorp, Inc. of New Jersey * (a)                       601           11,317
SunTrust Banks, Inc.                                      8,680          670,790

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Superior Bancorp * (a)                                    1,104   $       12,696
Susquehanna Bancshares, Inc.                              1,259           30,770
SVB Financial Group * (a)                                   861           38,435
TCF Financial Corp. (a)                                   2,938           77,240
TD Banknorth, Inc.                                        4,971          143,562
Texas Capital Bancshares, Inc. *                            788           14,751
Texas Regional Bancshares, Inc., Class A                  1,390           53,446
TIB Financial Corp. (a)                                     358           11,431
Tompkins Trustco, Inc. (a)                                  311           14,135
Trico Bancshares (a)                                        584           14,454
TrustCo Bank Corp. (a)                                    2,317           25,116
Trustmark Corp. (a)                                       1,368           42,996
U.S.B. Holding Company, Inc. (a)                            660           14,560
UCBH Holdings, Inc. (a)                                   2,386           41,660
Umpqua Holdings Corp. (a)                                 1,165           33,319
Union Bankshares Corp. (a)                                  324           14,360
UnionBanCal Corp.                                         3,276          199,508
United Bankshares, Inc. (a)                               1,028           38,262
United Community Banks, Inc. (a)                          1,077           32,364
US Bancorp (a)                                           44,557        1,480,184
Valley National Bancorp (a)                               2,486           63,567
Virginia Commerce Bancorp, Inc. * (a)                       702           15,584
W Holding Company, Inc.                                   4,297           25,395
Wachovia Corp.                                           40,423        2,255,603
Washington Federal, Inc.                                  1,713           38,440
Washington Trust Bancorp, Inc. (a)                          471           12,486
Webster Financial Corp.                                   1,031           48,570
Wells Fargo Company                                      81,868        2,961,984
Wesbanco, Inc. (a)                                          605           17,678
West Coast Bancorp                                          546           16,675
Westamerica Bancorp                                         736           37,175
Western Alliance Bancorp * (a)                              450           14,805
Westfield Financial, Inc. (a)                               540           17,156
Whitney Holding Corp.                                     1,368           48,933
Wilber Corp. (a)                                          1,119           11,145
Willow Grove Bancorp, Inc. (a)                              940           14,720
Wilmington Trust Corp.                                    1,369           60,989
Wintrust Financial Corp. (a)                                557           27,934
Yardville National Bancorp (a)                              345           12,303
Zions Bancorp.                                            2,677          213,651
                                                                  --------------
                                                                      26,264,868
BIOTECHNOLOGY - 1.63%
Abraxis BioScience, Inc. * (a)                            3,029           84,146
Affymetrix, Inc. * (a)                                    1,587           34,216
Alnylam Pharmaceuticals, Inc. * (a)                         803           11,571
Amgen, Inc. *                                            29,436        2,105,557
Applera Corp. - Celera Genomics Group *                   2,270           31,598
Applera Corp.                                             4,952          163,961
Arena Pharmaceuticals, Inc. * (a)                         1,371           16,425
Arqule, Inc. *                                            1,255            5,284
Biogen Idec, Inc. *                                       8,391          374,910

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Bio-Rad Laboratories, Inc., Class A *                       667   $       47,177
Bioveris Corp. *                                          2,478           23,268
Cephalon, Inc. * (a)                                      1,444           89,167
Charles River Laboratories International,
   Inc. *                                                 1,602           69,543
Coley Pharmaceutical Group, Inc. * (a)                      751            8,576
Cotherix, Inc. * (a)                                        776            5,479
Digene Corp. *                                              611           26,365
Discovery Laboratories, Inc. * (a)                        1,870            3,983
Exelixis, Inc. * (a)                                      2,502           21,792
Genentech, Inc. *                                        25,759        2,130,269
Genitope Corp. * (a)                                      1,251            3,653
Genomic Health, Inc. * (a)                                  887           12,826
Genzyme Corp. *                                           6,326          426,815
Geron Corp. * (a)                                         1,676           10,509
GTx, Inc. * (a)                                           1,112           10,275
Human Genome Sciences, Inc. * (a)                         3,580           41,313
ICOS Corp. * (a)                                          1,759           44,081
Inhibitex, Inc. *                                         1,151            1,761
Integra LifeSciences Holdings Corp. * (a)                   796           29,834
Intermune, Inc. * (a)                                     1,103           18,111
Invitrogen Corp. * (a)                                    1,317           83,511
Keryx Biopharmaceuticals, Inc. * (a)                      1,027           12,149
Lexicon Genetics, Inc. * (a)                              2,493            9,399
Martek Biosciences Corp. * (a)                              847           18,219
Medarex, Inc. * (a)                                       2,939           31,565
MedImmune, Inc. * (a)                                     6,211          181,423
Metabasis Therapeutics, Inc. *                            2,425           13,629
MGI Pharma, Inc. * (a)                                    1,921           33,060
Millennium Pharmaceuticals, Inc. * (a)                    8,010           79,699
Millipore Corp. * (a)                                     1,192           73,070
Momenta Pharmaceuticals, Inc. * (a)                         816           11,032
Myogen, Inc. * (a)                                        1,027           36,027
Myriad Genetics, Inc. * (a)                                 948           23,368
Nektar Therapeutics * (a)                                 2,355           33,936
Neurocrine Biosciences, Inc. * (a)                          954           10,255
Panacos Pharmaceuticals, Inc. * (a)                       1,327            6,582
PRA International * (a)                                     660           17,615
Progenics Pharmaceuticals, Inc. *                           655           15,366
Regeneration Technologies, Inc. *                         1,114            7,820
Sirna Therapeutics, Inc. * (a)                            3,750           20,887
Solexa, Inc. * (a)                                          880            7,762
StemCells, Inc. *                                         2,057            4,381
Tanox, Inc. * (a)                                         1,425           16,844
Techne Corp. *                                              974           49,538
Telik, Inc. * (a)                                         1,558           27,717
Tercica, Inc. * (a)                                       1,287            6,860
Threshold Pharmaceuticals, Inc. * (a)                     1,009            2,593
Trimeris, Inc. * (a)                                        934            8,219
                                                                  --------------
                                                                       6,694,991
BROADCASTING - 1.01%
Acacia Research - Acacia Technologies *                   1,501           17,036

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING (CONTINUED)
Belo Corp., Class A                                       2,605   $       41,185
CBS Corp., Class B                                       21,300          600,021
Citadel Broadcasting Corp. (a)                            3,300           31,020
CKX, Inc. * (a)                                           2,174           27,066
Clear Channel Communications, Inc. (a)                   13,194          380,647
Cox Radio, Inc., Class A * (a)                            1,170           17,959
Crown Media Holdings, Inc., Class A * (a)                 3,124           14,027
Cumulus Media, Inc., Class A * (a)                        1,735           16,587
Discovery Holding Company * (a)                           7,094          102,579
Emmis Communications Corp., Class A * (a)                 1,124           13,769
Entercom Communications Corp. (a)                         1,146           28,879
Entravision Communications Corp., Class A *               3,488           25,951
Gray Television, Inc.                                     1,458            9,346
Hearst Argyle Television, Inc.                            1,265           29,032
Journal Communications, Inc.                              2,329           26,248
Liberty Global, Inc., Class A *                           9,235          237,709
Liberty Global, Inc., Series C *                          1,612           40,397
Liberty Media Holding Corp.-Capital,
   Series A *                                             3,461          289,236
Mediacom Communications Corp., Class A *                  3,476           24,749
News Corp.                                               79,652        1,565,162
Radio One, Inc., Class A *                                3,119           19,463
Regent Communications, Inc. *                             2,050            7,769
Saga Communications, Inc., Class A *                        806            6,238
Salem Communications Corp., Class A * (a)                   818            9,252
Sinclair Broadcast Group, Inc., Class A (a)               2,680           21,038
Sirius Satellite Radio, Inc. * (a)                       33,155          129,636
Spanish Broadcasting System, Inc., Class
   A * (a)                                                2,043            8,928
Univision Communications, Inc., Class A *                 7,721          265,139
Westwood One, Inc. (a)                                    2,240           15,859
World Wrestling Entertainment, Inc.,
   Class A (a)                                            2,384           39,169
WorldSpace, Inc. * (a)                                    1,202            4,123
XM Satellite Radio Holdings, Inc.,
   Class A * (a)                                          7,009           90,346
                                                                  --------------
                                                                       4,155,565
BUILDING MATERIALS & CONSTRUCTION - 0.26%
American Standard Companies, Inc.                         5,142          215,810
Apogee Enterprises, Inc.                                    913           13,887
Beacon Roofing Supply, Inc. * (a)                         1,182           23,924
BlueLinx Holdings, Inc. (a)                                 913            8,692
Builders FirstSource, Inc. * (a)                            804           12,245
Dycom Industries, Inc. * (a)                              1,106           23,779
Eagle Materials, Inc.                                     1,389           46,781
ElkCorp (a)                                                 554           15,041
EMCOR Group, Inc. *                                         732           40,143
Foster Wheeler, Ltd. *                                    2,023           78,068
Griffon Corp. * (a)                                         804           19,191
Infrasource Services, Inc. *                              1,311           23,008
Interline Brands, Inc. *                                    962           23,742
Lennox International, Inc.                                1,616           37,006
Levitt Corp., Class A (a)                                   582            6,844
LSI Industries, Inc.                                        814           13,227
Masco Corp.                                              10,637          291,667

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION
   (CONTINUED)
Meadow Valley Corp. *                                     2,928   $       29,748
NCI Building Systems, Inc. * (a)                            509           29,609
Perini Corp. * (a)                                          783           16,349
RPM International, Inc.                                   2,865           54,406
Sterling Construction Company, Inc. * (a)                   809           16,229
Trex Company, Inc. * (a)                                    463           11,186
U.S. Concrete, Inc. *                                     1,417            9,225
WCI Commmunities, Inc. * (a)                              1,154           20,126
                                                                  --------------
                                                                       1,079,933
BUSINESS SERVICES - 2.22%
ABM Industries, Inc. (a)                                  1,315           24,669
Accenture, Ltd., Class A                                 21,069          668,098
Acxiom Corp.                                              2,181           53,783
Administaff, Inc.                                           708           23,860
ADVO, Inc.                                                  905           25,322
Affiliated Computer Services, Inc.,
   Class A *                                              3,007          155,943
Alliance Data Systems Corp. *                             2,053          113,305
AMERCO, Inc. * (a)                                          557           41,302
Arbitron, Inc. (a)                                          782           28,942
Automatic Data Processing, Inc.                          14,051          665,174
Banta Corp.                                                 633           30,131
BearingPoint, Inc. * (a)                                  5,245           41,226
Black Box Corp.                                             509           19,810
Bowne & Company, Inc.                                     1,140           16,279
Bright Horizons Family Solutions, Inc. *                    731           30,505
Brinks Company                                            1,483           78,688
Cadence Design Systems, Inc. *                            6,698          113,598
Catalina Marketing Corp.                                  1,278           35,145
CDI Corp. (a)                                               635           13,151
Central Parking Corp. (a)                                 1,083           17,869
Ceridian Corp. *                                          3,660           81,838
ChoicePoint, Inc. *                                       2,062           73,820
Clark, Inc. (a)                                             654            7,371
Coinstar, Inc. * (a)                                        731           21,038
Compucredit Corp. * (a)                                   1,256           37,944
Computer Sciences Corp. * (a)                             4,544          223,201
Convergys Corp. *                                         3,512           72,523
Corporate Executive Board Company                         1,006           90,449
CoStar Group, Inc. * (a)                                    537           22,189
CRA International, Inc. * (a)                               274           13,059
CSG Systems International, Inc. *                         1,331           35,178
Deluxe Corp.                                              1,203           20,571
Diamond Management & Technology
   Consultants, Inc. *                                    1,109           12,354
DST Systems, Inc. *                                       1,901          117,235
Dun & Bradstreet Corp. *                                  1,588          119,084
eFunds Corp. *                                            1,247           30,152
Electro Rent Corp. *                                        913           15,530
Electronic Data Systems Corp.                            12,842          314,886
Ennis Business Forms, Inc.                                  886           19,182
Equifax, Inc.                                             3,214          117,986

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Escala Group, Inc. * (a)                                    882   $        4,798
Euronet Worldwide, Inc. * (a)                               931           22,856
FactSet Research Systems, Inc.                            1,224           59,450
Fair Isaac Corp.                                          1,672           61,145
First Data Corp.                                         18,732          786,744
Fluor Corp.                                               2,110          162,238
Forrester Research, Inc. *                                  765           20,127
FTI Consulting, Inc. * (a)                                1,089           27,290
Gartner Group, Inc., Class A * (a)                        2,956           51,996
Geo Group, Inc. * (a)                                       379           16,013
Gevity HR, Inc. (a)                                         798           18,178
Global Cash Access, Inc. * (a)                            1,645           24,823
Global Payments, Inc.                                     1,900           83,619
GSI Commerce, Inc. * (a)                                  1,261           18,713
H & R Block, Inc.                                         7,960          173,050
Harte-Hanks, Inc.                                         2,075           54,676
Healthcare Services Group, Inc. (a)                         766           19,273
Heidrick & Struggles International,
   Inc. * (a)                                               567           20,412
Hewitt Associates, Inc., Class A *                        2,768           67,152
Hudson Highland Group, Inc. * (a)                           709            6,948
Huron Consulting Group, Inc. *                              564           22,109
Informatica Corp. * (a)                                   2,428           32,997
Insight Enterprises, Inc. *                               1,376           28,359
Intervoice Brite, Inc. * (a)                              1,322            8,381
Iron Mountain, Inc. * (a)                                 3,172          136,206
Jackson Hewitt Tax Service, Inc.                          1,006           30,190
Jacobs Engineering Group, Inc. * (a)                      1,385          103,501
John H. Harland Company (a)                                 733           26,718
Kanbay International, Inc. * (a)                            978           20,108
Kelly Services, Inc., Class A                               961           26,341
Kendle International, Inc. *                                413           13,224
Kenexa Corp. *                                              696           17,553
Kforce, Inc. *                                            1,318           15,724
Korn/Ferry International *                                1,117           23,390
Labor Ready, Inc. *                                       1,128           17,969
LECG Corp. *                                                682           12,794
Manpower, Inc.                                            2,115          129,586
MasterCard, Inc., Class A * (a)                           2,319          163,142
MAXIMUS, Inc.                                               600           15,660
McGrath Rentcorp (a)                                        714           18,278
Moody's Corp.                                             7,276          475,705
MPS Group, Inc. *                                         2,667           40,298
Navigant Consulting Company * (a)                         1,330           26,680
NCO Group, Inc. *                                           900           23,598
NCR Corp. *                                               4,522          178,529
On Assignment, Inc. *                                       646            6,337
Paxar Corp. *                                             1,192           23,816
Paychex, Inc.                                             9,273          341,710
Perot Systems Corp., Class A * (a)                        3,028           41,756
PHH Corp. *                                               1,373           37,620
Pitney Bowes, Inc.                                        5,277          234,140
Pre-Paid Legal Services, Inc. (a)                           432           17,137

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
QC Holdings, Inc. * (a)                                     839   $       10,009
Quest Software, Inc. *                                    2,617           37,371
R.H. Donnelley Corp. *                                    1,710           90,459
R.R. Donnelley & Sons Company                             5,224          172,183
Resource America, Inc.                                      643           13,374
Resources Connection, Inc. * (a)                          1,254           33,595
Reynolds & Reynolds Company, Class A                      1,801           71,158
Robert Half International, Inc.                           4,245          144,203
Rollins, Inc.                                             1,818           38,378
Scansource, Inc. * (a)                                      700           21,231
Sirva, Inc. * (a)                                         2,137            5,684
Sonicwall, Inc. *                                         2,163           23,620
Sotheby's Holdings, Inc., Class A                         1,761           56,775
Source Interlink Companies * (a)                          1,376           13,072
Spherion Corp. *                                          1,884           13,471
SRA International, Inc., Class A * (a)                    1,368           41,122
StarTek, Inc. (a)                                           741            9,240
SYNNEX Corp. *                                              886           20,387
Syntel, Inc. (a)                                          1,178           26,682
Sypris Solutions, Inc. (a)                                  830            6,931
TALX Corp.                                                  855           20,965
Teletech Holdings, Inc. *                                 2,073           32,401
Tetra Tech, Inc. *                                        1,640           28,569
The BISYS Group, Inc. * (a)                               3,193           34,676
The ServiceMaster Company                                 7,085           79,423
Total Systems Services, Inc. (a)                          4,798          109,538
Triple Crown Media, Inc. *                                  145            1,056
Tyler Technologies, Inc. * (a)                            1,527           19,744
Unisys Corp. *                                            8,817           49,904
URS Corp. *                                               1,159           45,074
Viad Corp.                                                  693           24,539
Volt Information Sciences, Inc. * (a)                       503           17,882
Waste Industries USA                                        740           20,002
Watson Wyatt Worldwide, Inc., Class A                       841           34,414
West Corp. *                                              1,698           82,013
Wind River Systems, Inc. *                                2,340           25,061
Wireless Facilities, Inc. * (a)                           2,348            5,025
Zhone Technologies, Inc. * (a)                            4,938            5,284
                                                                  --------------
                                                                       9,135,962
CABLE AND TELEVISION - 1.51%
Cablevision Systems New York Group,
   Class A *                                              7,150          162,377
Charter Communications, Inc., Class A * (a)              10,722           16,297
Comcast Corp., Class A *                                 52,855        1,947,707
DIRECTV Group, Inc. *                                    32,991          649,263
E.W. Scripps Company, Class A                             3,692          176,958
EchoStar Communications Corp., Class A *                  8,654          283,332
Gemstar-TV Guide International, Inc. *                   11,916           39,561
Knology, Inc. *                                           1,960           19,443
Lin TV Corp. * (a)                                        1,401           10,900
LodgeNet Entertainment Corp. *                              740           13,971
NTL, Inc.                                                 6,759          171,881

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Time Warner Telecom, Inc., Class A * (a)                  3,383   $       64,311
Time Warner, Inc.                                       106,218        1,936,354
TiVo, Inc. * (a)                                          2,461           18,679
Viacom, Inc. *                                           18,711          695,675
                                                                  --------------
                                                                       6,206,709
CELLULAR COMMUNICATIONS - 0.65%
American Tower Corp., Class A *                          10,241          373,797
Brightpoint, Inc. *                                       1,416           20,136
Crown Castle International Corp. *                        5,680          200,163
Dobson Communications Corp., Class A *                    4,169           29,266
Leap Wireless International, Inc. *                       1,486           72,056
Motorola, Inc.                                           61,336        1,533,400
NII Holdings, Inc. *                                      3,606          224,149
Novatel Wireless, Inc * (a)                                 943            9,081
RF Micro Devices, Inc. *                                  5,069           38,423
Rural Cellular Corp. * (a)                                1,646           15,851
Syniverse Holdings, Inc. *                                1,848           27,720
Telephone & Data Systems, Inc. - Special
   Shares (a)                                               700           28,595
Telephone & Data Systems, Inc.                            1,734           73,001
USA Mobility, Inc. *                                        751           17,153
                                                                  --------------
                                                                       2,662,791
CHEMICALS - 1.30%
A. Schulman, Inc. (a)                                       828           19,466
Air Products & Chemicals, Inc.                            5,318          352,956
Airgas, Inc.                                              1,920           69,446
Albany Molecular Research, Inc. *                         1,011            9,463
Albemarle Corp.                                           1,167           63,403
American Vanguard Corp. (a)                                 806           11,284
Arch Chemicals, Inc.                                        689           19,602
Ashland, Inc. (a)                                         1,718          109,574
Balchem Corp. (a)                                           513           10,152
Cabot Corp. (a)                                           1,594           59,297
Cabot Microelectronics Corp. * (a)                          682           19,655
Calgon Carbon Corp. * (a)                                 1,539            6,802
Cambrex Corp. (a)                                           808           16,734
Celanese Corp., Series A                                  3,966           70,991
CF Industries Holdings, Inc.                              1,290           22,020
Chemtura Corp.                                            5,693           49,358
Cytec Industries, Inc.                                    1,028           57,147
Dow Chemical Company                                     23,720          924,606
E.I. Du Pont De Nemours & Company                        23,024          986,348
Eastman Chemical Company (a)                              1,952          105,447
Ferro Corp.                                               1,258           22,367
FMC Corp.                                                   937           60,034
Georgia Gulf Corp.                                          902           24,733
H.B. Fuller Company                                       1,492           34,973
Hawkins, Inc.                                               779           11,077
Hercules, Inc. *                                          3,062           48,288
Huntsman Corp. *                                          5,476           99,663
Kronos Worldwide, Inc. (a)                                1,332           38,348

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Lubrizol Corp.                                            1,626   $       74,357
Lyondell Chemical Company                                 6,133          155,594
MacDermid, Inc.                                             883           28,804
Material Sciences Corp. *                                   727            7,241
Minerals Technologies, Inc. (a)                             487           26,006
Newmarket Corp.                                             658           38,269
Nl Industries, Inc. (a)                                   1,471           14,622
Olin Corp.                                                1,903           29,230
OM Group, Inc. * (a)                                        826           36,294
PolyOne Corp. *                                           2,739           22,816
PPG Industries, Inc.                                      4,120          276,370
Praxair, Inc.                                             7,914          468,192
Quaker Chemical Corp.                                       634           12,331
Rockwood Holdings, Inc. *                                 1,629           32,547
Rohm & Haas Company                                       5,352          253,417
Sensient Technologies Corp.                               1,315           25,735
Sigma-Aldrich Corp.                                       1,534          116,078
Stepan Company (a)                                          515           15,053
Terra Industries, Inc. * (a)                              2,613           20,146
Terra Nitrogen Company, LP (a)                              615           16,082
The Scotts Company, Class A                               1,628           72,430
Tronox, Inc. (a)                                            568            7,253
UAP Holding Corp.                                         1,423           30,410
Valhi, Inc. (a)                                           3,024           70,308
Valspar Corp.                                             2,533           67,378
W. R. Grace & Company * (a)                               1,975           26,189
Westlake Chemical Corp.                                   1,679           53,745
Zoltek Companies, Inc. * (a)                                740           18,907
                                                                  --------------
                                                                       5,339,038
COAL - 0.14%
Arch Coal, Inc.                                           3,040           87,886
CONSOL Energy, Inc.                                       4,528          143,674
Foundation Coal Holdings, Inc.                            1,184           38,326
International Coal Group, Inc. * (a)                      4,447           18,766
James River Coal Company * (a)                              464            4,895
Massey Energy Company (a)                                 1,905           39,891
Peabody Energy Corp.                                      6,436          236,716
Penn Virginia Resource Partners LP * (a)                    750           18,023
                                                                  --------------
                                                                         588,177
COLLEGES & UNIVERSITIES - 0.10%
Apollo Group, Inc., Class A *                             4,541          223,599
Career Education Corp. *                                  2,413           54,292
Corinthian Colleges, Inc. *                               2,491           26,928
DeVry, Inc. *                                             1,826           38,839
ITT Educational Services, Inc. *                          1,123           74,455
                                                                  --------------
                                                                         418,113
COMMERCIAL SERVICES - 0.11%
CB Richard Ellis Group, Inc. *                            5,496          135,202
CBIZ, Inc. * (a)                                          2,782           20,309
Cenveo, Inc. * (a)                                        1,533           28,851
Chemed Corp. (a)                                            696           22,453

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMMERCIAL SERVICES (CONTINUED)
Color Kinetics, Inc. * (a)                                  715   $       12,141
First Advantage Corp., Class A * (a)                      1,302           27,160
Live Nation, Inc. * (a)                                   1,649           33,672
Morningstar, Inc. * (a)                                     964           35,572
Pool Corp. (a)                                            1,364           52,514
Providence Service Corp. * (a)                              341            9,408
Shaw Group, Inc. * (a)                                    1,954           46,192
TNS, Inc. * (a)                                             676           10,180
Vertrue, Inc. * (a)                                         337           13,251
Wright Express Corp. *                                    1,095           26,346
                                                                  --------------
                                                                         473,251
COMPUTERS & BUSINESS EQUIPMENT - 4.04%
3Com Corp. *                                             10,715           47,253
3D Systems Corp. * (a)                                      502            9,207
ADE Corp. * (a)                                             485           15,530
Agilysys, Inc.                                              891           12,510
Apple Computer, Inc. *                                   20,532        1,581,580
Avanex Corp. * (a)                                       12,571           21,748
Avocent Corp. *                                           1,299           39,126
Benchmark Electronics, Inc. *                             1,630           43,814
Blue Coat Systems, Inc. * (a)                               339            6,105
Brocade Communications Systems, Inc. *                    7,248           51,171
CACI International, Inc., Class A *                         753           41,423
CDW Corp.                                                 1,920          118,426
Cisco Systems, Inc. *                                   151,344        3,480,912
Cogent, Inc. * (a)                                        2,302           31,606
Cognizant Technology Solutions Corp.,
   Class A *                                              3,428          253,878
Dell, Inc. *                                             56,724        1,295,576
Diebold, Inc.                                             1,751           76,221
Digi International, Inc. *                                  976           13,176
Dot Hill Systems Corp. * (a)                              1,830            7,137
Echelon Corp. * (a)                                       1,745           14,344
Electronics for Imaging, Inc. *                           1,383           31,643
EMC Corp. *                                              58,863          705,179
Extreme Networks, Inc. *                                  3,669           13,318
Falconstor Software, Inc. * (a)                           1,768           13,596
FileNET Corp. *                                           1,109           38,626
Foundry Networks, Inc. *                                  3,619           47,590
Gateway, Inc. * (a)                                      10,296           19,459
Gigabeam Corp. *                                          1,941           11,607
Henry, Jack & Associates, Inc.                            2,315           50,398
Hewlett-Packard Company                                  69,003        2,531,720
Hypercom Corp. *                                          1,825           12,373
IHS, Inc., Class A *                                        979           31,406
Ingram Micro, Inc., Class A *                             3,912           74,954
InPhonic, Inc. * (a)                                      1,036            8,205
Intergraph Corp. *                                          679           29,116
Intermec, Inc. * (a)                                      1,549           40,832
Internap Network Services Corp. * (a)                     1,632           24,839
International Business Machines Corp.                    38,214        3,131,255
Ixia * (a)                                                1,816           16,181

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
   (CONTINUED)
Komag, Inc. * (a)                                           769   $       24,577
Kronos, Inc. *                                              824           28,090
L-1 Identity Solutions, Inc. *                            1,899           24,780
Lexmark International, Inc. *                             2,938          169,405
Merge Technologies, Inc. * (a)                              704            4,844
Micros Systems, Inc. *                                      967           47,306
Mobility Electronics, Inc. * (a)                          1,121            6,233
MTS Systems Corp.                                           568           18,369
National Instruments Corp.                                1,992           54,461
Network Appliance, Inc. *                                 9,056          335,163
Optical Communication Products, Inc. * (a)                3,777            7,441
Palm, Inc. * (a)                                          2,578           37,536
Parametric Technology Corp. *                             2,768           48,329
Pegasus Wireless Corp. * (a)                              3,332            2,032
Plexus Corp. *                                            1,239           23,789
Quantum Corp. * (a)                                       5,860           12,775
Rackable Systems, Inc. * (a)                                537           14,698
Radiant Systems, Inc. * (a)                               1,012           12,225
RadiSys Corp. * (a)                                         700           14,875
Rimage Corp. * (a)                                          443            9,932
SanDisk Corp. *                                           4,543          243,232
Seagate Technology * (a)                                 14,349          331,318
SI International, Inc. *                                    375           11,992
Silicon Storage Technology, Inc. * (a)                    3,345           13,781
Sonic Solutions * (a)                                       749           11,415
Standard Microsystems Corp. *                               613           17,421
Stratasys, Inc. * (a)                                       354            9,349
Sun Microsystems, Inc. *                                 84,417          419,552
Sybase, Inc. * (a)                                        2,247           54,467
Sykes Enterprises, Inc. *                                 1,240           25,234
Synaptics, Inc. * (a)                                       715           17,425
Tech Data Corp. *                                         1,417           51,763
Transmeta Corp. * (a)                                    12,781           14,698
Trident Microsystems, Inc. * (a)                          1,469           34,169
Western Digital Corp. *                                   5,416           98,030
Witness Systems, Inc. *                                     764           13,393
Xerox Corp. *                                            23,448          364,851
                                                                  --------------
                                                                      16,621,990
CONSTRUCTION & MINING EQUIPMENT - 0.17%
A.S.V., Inc. * (a)                                          820           12,226
Astec Industries, Inc. * (a)                                594           14,998
Buckeye Partners LP * (a)                                   925           40,330
Bucyrus International, Inc., Class A                        831           35,251
Carbo Ceramics, Inc. (a)                                    636           22,915
Gulf Islands Fabrication, Inc.                              574           14,976
Joy Global, Inc.                                          2,882          108,392
Kaman Corp., Class A                                        795           14,318
Layne Christensen Company * (a)                             570           16,285
Matrix Service Company *                                  3,698           48,407
National Oilwell, Inc. *                                  4,264          249,657
Rowan Companies, Inc.                                     2,681           84,800

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT
   (CONTINUED)
Washington Group International, Inc. *                      522   $       30,725
                                                                  --------------
                                                                         693,280
CONSTRUCTION MATERIALS - 0.26%
Ameron International Corp.                                  317           21,061
Applied Industrial Technologies, Inc.                     1,162           28,353
Clarcor, Inc. (a)                                         1,075           32,777
Columbus McKinnon Corp. * (a)                               458            8,258
Comfort Systems USA, Inc.                                 1,453           16,651
Florida Rock Industries, Inc. (a)                         1,617           62,594
Forest City Enterprises, Inc.                             2,489          135,153
Granite Construction, Inc.                                1,082           57,725
JLG Industries, Inc. (a)                                  2,536           50,238
Louisiana-Pacific Corp.                                   2,550           47,863
Martin Marietta Materials, Inc.                           1,131           95,705
Regal-Beloit Corp. (a)                                      637           27,709
Sherwin-Williams Company                                  3,231          180,225
Simpson Manufacturing, Inc. (a)                           1,208           32,652
Standex International Corp. (a)                             445           12,407
Universal Forest Products, Inc.                             456           22,367
USG Corp. *                                               1,113           52,356
Vulcan Materials Company                                  2,458          192,339
                                                                  --------------
                                                                       1,076,433
CONTAINERS & GLASS - 0.20%
Ball Corp.                                                2,584          104,523
Bemis Company, Inc.                                       2,304           75,710
Graphic Packaging Corp. * (a)                             5,919           21,664
Greif, Inc., Class A                                        591           47,345
Interpool, Inc. (a)                                         803           18,035
Longview Fibre Company                                    1,807           36,718
Mobile Mini, Inc. *                                         812           23,069
Owens-Illinois, Inc. *                                    3,795           58,519
Packaging Corp. of America                                2,551           59,183
Pactiv Corp. *                                            3,522          100,095
Sealed Air Corp.                                          2,084          112,786
Silgan Holdings, Inc.                                       978           36,734
Smurfit-Stone Container Corp. * (a)                       6,475           72,520
Sonoco Products Company                                   2,169           72,965
                                                                  --------------
                                                                         839,866
CORRECTIONAL FACILITIES - 0.01%
Corrections Corp. of America *                            1,458           63,059

COSMETICS & TOILETRIES - 1.74%
Alberto-Culver Company, Class B                           2,137          108,111
Avon Products, Inc.                                      11,285          345,998
Chattem, Inc. * (a)                                         544           19,105
Colgate-Palmolive Company                                12,598          782,336
Elizabeth Arden, Inc. *                                     876           14,156
Estee Lauder Companies, Inc., Class A                     3,289          132,645
Helen of Troy, Ltd. * (a)                                   768           13,486
Intermediate Parfums, Inc. (a)                              669           12,738
International Flavors & Fragrances, Inc. (a)              2,201           87,028

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
Kimberly-Clark Corp.                                     11,331   $      740,594
Nature's Sunshine Products, Inc.                            612            6,395
Nu Skin Enterprises, Inc., Class A                        1,845           32,324
Playtex Products, Inc. * (a)                              1,767           23,678
Procter & Gamble Company                                 77,911        4,828,924
Revlon, Inc., Class A * (a)                              10,661           12,047
Steiner Leisure, Ltd. *                                     496           20,857
                                                                  --------------
                                                                       7,180,422
CRUDE PETROLEUM & NATURAL GAS - 1.35%
Abraxas Petroleum Corp. * (a)                             6,977           21,350
Apache Corp.                                              7,987          504,778
Arena Resources, Inc. * (a)                                 298            9,572
Bill Barrett Corp. * (a)                                  1,230           30,209
Bois d'Arc Energy, Inc. * (a)                             1,521           23,271
Cabot Oil & Gas Corp., Class A                            1,238           59,337
Cascade Natural Gas Corp.                                   738           19,254
Chesapeake Energy Corp. (a)                               7,973          231,058
Cimarex Energy Company                                    1,953           68,726
CNX Gas Corp. * (a)                                       2,590           60,010
Devon Energy Corp.                                       11,593          732,098
Edge Petroleum Corp. *                                      623           10,261
Endeavour International Corp. *                           2,503            6,708
EOG Resources, Inc.                                       5,945          386,722
EXCO Resources, Inc. *                                    3,301           40,965
FX Energy, Inc. * (a)                                     1,190            6,069
Galaxy Energy Corp. * (a)                                24,592            8,115
Gasco Energy, Inc. * (a)                                 10,300           27,810
Genesis Energy                                            1,472           23,007
GMX Resources, Inc. * (a)                                   232            7,283
Goodrich Petroleum Corp. * (a)                              708           21,325
Harvest Natural Resources, Inc. * (a)                     1,126           11,654
Helmerich & Payne, Inc.                                   2,496           57,483
Hydril *                                                    616           34,533
Marathon Oil Corp.                                        9,014          693,177
Newfield Exploration Company *                            3,102          119,551
Occidental Petroleum Corp.                               20,756          998,571
Parallel Petroleum Corp. * (a)                            1,116           22,387
Patterson-UTI Energy, Inc.                                4,293          102,002
Penn Virginia Corp.                                         507           32,149
Petroquest Energy, Inc. * (a)                             1,652           17,230
Pioneer Natural Resources Company (a)                     3,542          138,563
Plains Exploration & Production Company *                 1,967           84,404
Pogo Producing Company (a)                                1,404           57,494
Quest Resource Corp. * (a)                                1,398           12,414
Quicksilver Resources, Inc. * (a)                         1,910           60,929
SulphCo, Inc. * (a)                                       1,527            9,483
Sunoco, Inc.                                              3,367          209,394
Swift Energy Company *                                      739           30,905
TEPPCO Partners LP                                        1,712           63,618
Toreador Resources Corp. * (a)                              465            8,565
Transmeridian Exploration, Inc. * (a)                     2,180            8,611

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS
   (CONTINUED)
Unit Corp. *                                              1,144   $       52,590
W&T Offshore, Inc.                                        1,682           49,131
Western Refining, Inc. (a)                                1,370           31,839
XTO Energy, Inc.                                          8,548          360,127
                                                                  --------------
                                                                       5,564,732
DOMESTIC OIL - 0.42%
Atlas America, Inc. *                                       628           26,803
Berry Petroleum Company, Class A                          1,222           34,412
BP Prudhoe Bay Royalty Trust (a)                            480           35,280
Brigham Exploration Company * (a)                         1,459            9,878
Carrizo Oil & Gas, Inc. * (a)                               708           18,259
Comstock Resources, Inc. *                                1,109           30,109
Delta Petroleum Corp. * (a)                               1,271           28,623
Denbury Resources, Inc. *                                 2,792           80,689
Dorchester Minerals LP *                                    812           20,909
Encore Aquisition Company *                               1,315           32,007
Energy Partners, Ltd. *                                     918           22,629
EnergySouth, Inc. (a)                                       561           18,934
Enterprise Products Partners LP (a)                       9,895          264,691
Exploration Company * (a)                                 2,060           19,714
Forest Oil Corp. *                                        1,531           48,364
Frontier Oil Corp.                                        2,790           74,158
Giant Industries, Inc. *                                    393           31,912
Helix Energy Solutions Group, Inc. * (a)                  2,258           75,417
Holly Corp.                                               1,654           71,668
Houston Exploration Company * (a)                           707           38,991
Mariner Energy, Inc. * (a)                                1,239           22,760
McMoran Exploration Company * (a)                           808           14,334
Meridian Resource Corp. *                                 2,912            8,911
Murphy Oil Corp.                                          4,552          216,448
Noble Energy, Inc.                                        3,714          169,321
Oil States International, Inc. *                          1,281           35,228
Omni Energy Services Corp. * (a)                          2,180           16,524
Range Resources Corp.                                     3,097           78,168
St. Mary Land & Exploration Company                       1,481           54,368
Stone Energy Corp. * (a)                                    684           27,688
Sunoco Logistics Partners LP * (a)                          671           30,034
Syntroleum Corp. * (a)                                    1,526            7,310
Warren Resources, Inc. * (a)                              1,268           15,444
Whiting Petroleum Corp. *                                   793           31,799
Williams Clayton Energy, Inc. *                             424           12,847
                                                                  --------------
                                                                       1,724,631
DRUGS & HEALTH CARE - 0.70%
Abiomed, Inc. * (a)                                         930           13,755
Alliance Imaging, Inc. *                                  1,477           11,535
Alpharma Inc., Class A                                    1,421           33,237
Antigenics, Inc. * (a)                                    1,843            2,857
Ariad Pharmaceuticals, Inc. * (a)                         1,883            8,210
Arrow International, Inc.                                 1,207           38,395
Bioenvision, Inc. * (a)                                   1,347            7,422

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Biomarin Pharmaceutical, Inc. * (a)                       2,243   $       31,918
Candela Corp. *                                             992           10,823
Cell Genesys, Inc. * (a)                                  1,799            8,221
CNS, Inc.                                                   522           14,736
Conmed Corp. * (a)                                          870           18,366
Conor Medsystems, Inc. * (a)                              1,056           24,890
CV Therapeutics, Inc. * (a)                               1,116           12,432
Datascope Corp.                                             482           16,133
Dendreon Corp. * (a)                                      2,079            9,293
Depome, Inc. * (a)                                        1,720            7,018
Diversa Corp. * (a)                                       2,014           16,152
DOV Pharmaceutical, Inc. * (a)                              763              687
Durect Corp. * (a)                                        1,721            7,056
Emisphere Technologies, Inc. * (a)                        1,991           16,824
Enzon Pharmaceuticals, Inc. * (a)                         1,473           12,152
Gentiva Health Services, Inc. * (a)                         727           11,952
Healthextras, Inc. *                                      1,065           30,150
Hillenbrand Industries, Inc.                              1,392           79,316
I-Flow Corp. * (a)                                          803            9,652
Illumina, Inc. * (a)                                      1,196           39,516
ImClone Systems, Inc. *                                   2,109           59,727
Immucor, Inc. *                                           1,816           40,697
Immunogen, Inc. * (a)                                     1,666            5,898
Invacare Corp.                                              805           18,934
Kos Pharmaceuticals, Inc. * (a)                           1,040           51,397
K-V Pharmaceutical Company, Class A * (a)                 1,419           33,630
Landauer, Inc.                                              275           13,956
Luminex Corp. * (a)                                       1,245           22,696
Mannatech, Inc. (a)                                         860           15,239
Matria Healthcare, Inc. * (a)                               525           14,590
Maxygen, Inc. * (a)                                       1,485           12,340
Medical Action, Inc. * (a)                                  548           14,736
Mentor Corp. (a)                                          1,098           55,328
Meridian Bioscience, Inc. (a)                               834           19,607
Molina Healthcare, Inc. * (a)                               762           26,944
NeoPharm, Inc. * (a)                                        951            4,612
Neurogen Corp. *                                          1,590           10,717
New River Pharmaceuticals, Inc. * (a)                     1,044           26,862
Northfield Laboratories, Inc. * (a)                         894           12,838
Option Care, Inc. (a)                                       947           12,680
OraSure Technologies, Inc. * (a)                          1,438           11,561
Pain Therapeutics, Inc. * (a)                             1,768           15,240
Parexel International Corp. *                               772           25,545
Perrigo Company                                           2,671           45,327
Quidel Corp. * (a)                                        1,121           15,829
Res-Care, Inc. *                                            840           16,876
Vital Signs, Inc.                                           384           21,738
West Pharmaceutical Services, Inc.                          854           33,537
Wyeth                                                    32,849        1,670,043
Xenoport, Inc. * (a)                                        765           15,583
Zymogenetics, Inc. * (a)                                  1,766           29,792
                                                                  --------------
                                                                       2,867,197

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

EDUCATIONAL SERVICES - 0.05%
eCollege.com * (a)                                          789   $       12,616
Educate, Inc. * (a)                                       1,309           10,459
INVESTools, Inc. * (a)                                    1,453           15,445
Laureate Education, Inc. *                                1,212           58,006
Leapfrog Enterprises, Inc., Class A *                     1,793           14,219
Learning Tree International, Inc. * (a)                     895            7,276
Lincoln Educational Services Corp. * (a)                    721           11,796
Princeton Review, Inc. * (a)                              1,716            8,889
Renaissance Learning, Inc. (a)                              946           13,537
Strayer Education, Inc. (a)                                 381           41,228
Universal Technical Institute, Inc. * (a)                   795           14,223
                                                                  --------------
                                                                         207,694
ELECTRICAL EQUIPMENT - 0.59%
A.O. Smith Corp.                                            801           31,583
Aaon, Inc.                                                  591           13,481
American Power Conversion Corp.                           4,814          105,715
American Science & Engineering, Inc. * (a)                  252           12,227
AMETEK, Inc.                                              1,650           71,858
Anaren, Inc. *                                              842           17,741
Anixter International, Inc. *                               942           53,195
Audiovox Corp., Class A * (a)                               849           11,818
Baldor Electric Company (a)                                 955           29,443
Capstone Turbine Corp. * (a)                              2,882            4,064
Cohu, Inc. (a)                                              665           11,857
Cooper Industries, Ltd., Class A                          3,470          295,713
DTS, Inc. * (a)                                             607           12,856
Emerson Electric Company                                 10,000          838,600
Encore Wire Corp. * (a)                                     753           26,573
Excel Technology, Inc. *                                    468           13,848
FLIR Systems, Inc. * (a)                                  1,767           47,992
General Cable Corp. *                                     1,230           46,998
Genlyte Group, Inc. *                                       699           49,769
Greatbatch, Inc. * (a)                                      694           15,698
Hubbell, Inc., Class B                                    1,425           68,257
Lamson & Sessions Company * (a)                             308            7,337
Littelfuse, Inc. *                                          699           24,255
Methode Electronics, Inc., Class A                        1,162           11,051
Metrologic Instruments, Inc. *                              771           14,001
Molex, Inc.                                               4,539          176,885
Plug Power, Inc. * (a)                                    2,569           10,456
Powell Industries, Inc. * (a)                               513           11,353
Power-One, Inc. * (a)                                     2,772           20,069
Preformed Line Products Company (a)                         270            9,563
Symbol Technologies, Inc.                                 6,175           91,761
Tektronix, Inc.                                           2,165           62,633
Universal Electronics, Inc. * (a)                           677           12,863
Varian, Inc. *                                              859           39,402
Vicor Corp. (a)                                           1,292           14,910
W.H. Brady Company, Class A                               1,272           44,724
Watsco, Inc. (a)                                            617           28,388

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Wesco International, Inc. *                               1,191   $       69,114
                                                                  --------------
                                                                       2,428,051
ELECTRICAL UTILITIES - 2.16%
Allegheny Energy, Inc. *                                  4,022          161,564
Allete, Inc.                                                815           35,412
Alliant Corp.                                             2,815          100,580
Ameren Corp. (a)                                          4,675          246,793
American Electric Power Company, Inc.                     9,362          340,496
Avista Corp.                                              1,458           34,525
Black Hills Corp. (a)                                       882           29,644
CenterPoint Energy, Inc. (a)                              7,660          109,691
Central Vermont Public Service Corp.                        732           16,185
CH Energy Group, Inc. (a)                                   423           21,772
Cleco Corp.                                               1,458           36,800
CMS Energy Corp. *                                        5,494           79,333
Connecticut Water Service, Inc. (a)                         607           13,403
Consolidated Edison, Inc. (a)                             5,773          266,713
Constellation Energy Group, Inc.                          4,392          260,006
Dominion Resources, Inc.                                  8,356          639,150
DPL, Inc. (a)                                             3,174           86,079
DTE Energy Company                                        4,046          167,949
Duquesne Light Holdings, Inc. (a)                         2,209           43,429
Edison International                                      8,040          334,786
El Paso Electric Company *                                1,338           29,891
Empire District Electric Company                            782           17,501
Entergy Corp.                                             5,008          391,776
Exelon Corp.                                             16,496          998,668
FirstEnergy Corp.                                         8,021          448,053
Florida Public Utilities Company (a)                        757           10,447
FPL Group, Inc.                                           9,653          434,385
Great Plains Energy, Inc. (a)                             1,901           58,969
Green Mountain Power Corp.                                  415           13,849
Hawaiian Electric Industries, Inc. (a)                    1,938           52,442
IDACORP, Inc.                                             1,116           42,196
ITC Holdings Corp.                                          690           21,528
MGE Energy, Inc. (a)                                        591           19,137
Mirant Corp. *                                            5,974          163,150
Northeast Utilities                                       3,421           79,607
NorthWestern Corp. (a)                                      725           25,361
NSTAR                                                     2,561           85,435
OGE Energy Corp.                                          2,318           83,703
Otter Tail Corp. (a)                                        635           18,567
Pepco Holdings, Inc.                                      4,640          112,149
PG&E Corp.                                                9,111          379,473
Pike Electric Corp. *                                       804           11,980
Pinnacle West Capital Corp.                               2,287          103,029
PNM Resources, Inc. (a)                                   1,663           45,849
PPL Corp.                                                 9,351          307,648
Public Service Enterprise Group, Inc.                     5,832          356,860
Puget Energy, Inc.                                        2,577           58,575
Quanta Services, Inc. * (a)                               3,118           52,569

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Reliant Energy, Inc. * (a)                                7,685   $       94,602
Sierra Pacific Resources *                                3,196           45,831
TECO Energy, Inc.                                         5,139           80,425
The AES Corp. *                                          16,182          329,951
The Southern Company                                     18,109          624,036
UIL Holding Corp.                                           631           23,662
Unisource Energy Corp.                                      934           31,130
Unitil Corp.                                                538           13,073
Westar Energy, Inc. (a)                                   2,349           55,225
Wisconsin Energy Corp.                                    2,711          116,953
WPS Resources Corp.                                         922           45,759
                                                                  --------------
                                                                       8,907,754
ELECTRONICS - 0.76%
Adaptec, Inc. *                                           3,587           15,819
Agere Systems, Inc. * (a)                                 4,734           70,679
Agilent Technologies, Inc. *                             10,065          329,025
Amphenol Corp., Class A                                   2,129          131,849
Anadigics, Inc. * (a)                                     2,725           19,511
Analogic Corp.                                              383           19,656
Ansoft Corp. *                                              844           21,024
Arrow Electronics, Inc. *                                 2,693           73,869
Avnet, Inc. *                                             3,424           67,179
AVX Corp. (a)                                             4,492           79,463
Bel Fuse, Inc., Class B (a)                                 429           13,767
Belden CDT, Inc.                                          1,323           50,578
Bookham, Inc. * (a)                                       4,910           15,810
Checkpoint Systems, Inc. *                                1,006           16,609
CTS Corp. (a)                                             1,207           16,632
Cubic Corp.                                                 854           16,721
Daktronics, Inc. (a)                                      1,220           25,242
Dolby Laboratories, Inc. *                                2,801           55,600
DRS Technologies, Inc. (a)                                  964           42,098
Electro Scientific Industries, Inc. *                       818           16,851
Enersys * (a)                                             1,390           22,296
FEI Company * (a)                                           999           21,089
Franklin Electric, Inc. (a)                                 650           34,541
Garmin, Ltd. (a)                                          5,308          258,924
Harman International Industries, Inc.                     1,625          135,590
Hutchinson Technology, Inc. * (a)                           742           15,604
II-VI, Inc. *                                               896           22,328
Imation Corp. (a)                                           824           33,084
Integrated Silicon Solution, Inc. *                       1,390            7,756
Itron, Inc. * (a)                                           598           33,368
Jabil Circuit, Inc.                                       4,984          142,393
Keithley Instruments, Inc.                                  772            9,843
Kemet Corp. * (a)                                         2,834           22,870
L-3 Communications Holdings, Inc.                         2,885          225,982
LoJack Corp. * (a)                                          589           11,538
Measurement Specialties, Inc. * (a)                         461            8,598
Medis Technologies, Ltd. * (a)                              909           22,461
Mentor Graphics Corp. *                                   2,276           32,046

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Mercury Computer Systems, Inc. *                            614   $        7,276
Multi-Fineline Electronix, Inc. * (a)                       663           16,820
OSI Systems, Inc. * (a)                                     637           12,485
Park Electrochemical Corp.                                  615           19,483
Photon Dynamics, Inc. *                                     571            7,577
Portalplayer, Inc. *                                        664            7,490
Rogers Corp. * (a)                                          504           31,122
Sanmina-SCI Corp. *                                      13,608           50,894
Sirf Technology Holdings, Inc. * (a)                      1,226           29,412
Solectron Corp. *                                        24,787           80,806
Supertex, Inc. * (a)                                        369           14,343
Sycamore Networks, Inc. *                                 7,941           30,017
Synopsys, Inc. *                                          3,672           72,412
Taser International, Inc. * (a)                           1,866           14,294
Technitrol, Inc.                                          1,290           38,506
Teleflex, Inc.                                              965           53,693
Thermo Electron Corp. *                                   3,880          152,600
Thomas & Betts Corp. *                                    1,506           71,851
Trimble Navigation, Ltd. *                                1,392           65,535
TTM Technologies, Inc. *                                  1,441           16,860
Universal Display Corp. * (a)                             1,117           12,321
Vishay Intertechnology, Inc. *                            4,599           64,570
X-Rite, Inc.                                                956           10,267
Zebra Technologies Corp., Class A *                       1,763           63,010
Zoran Corp. *                                             1,244           20,004
                                                                  --------------
                                                                       3,121,941
ENERGY - 0.86%
Alon USA Energy, Inc.                                     1,141           33,648
Covanta Holding Corp. * (a)                               3,717           80,027
Duke Energy Corp.                                        30,277          914,365
Energen Corp.                                             1,776           74,361
Energy Conversion Devices, Inc. * (a)                       800           29,632
Energy East Corp. (a)                                     3,541           83,993
Evergreen Solar, Inc. * (a)                               1,785           14,816
Fuelcell Energy, Inc. * (a)                               1,584           12,054
Hanover Compressor Company * (a)                          2,532           46,133
Headwaters, Inc. * (a)                                    1,073           25,055
KFx, Inc. * (a)                                           1,856           19,859
McDermott International, Inc. *                           2,578          107,760
MDU Resources Group, Inc.                                 4,321           96,531
New Jersey Resources Corp. (a)                              616           30,369
NRG Energy, Inc. * (a)                                    2,950          133,635
Ormat Technologies, Inc. (a)                                953           31,182
Pacific Ethanol, Inc. * (a)                               1,002           14,068
Progress Energy, Inc. (a)                                 6,022          273,278
Rosetta Resources, Inc. * (a)                             1,145           19,660
SCANA Corp.                                               2,570          103,494
Sempra Energy                                             5,791          290,998
Southwestern Energy Company *                             3,886          116,075
SunPower Corp., Class A. *                                1,526           42,331
TXU Corp.                                                11,797          737,548

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
U.S. Energy Systems, Inc. *                               5,631   $       19,089
Xcel Energy, Inc. (a)                                    10,021          206,934
                                                                  --------------
                                                                       3,556,895
FINANCIAL SERVICES - 7.55%
A.G. Edwards, Inc.                                        1,848           98,461
Accredited Home Lenders Holding
   Company * (a)                                            564           20,270
Ace Cash Express, Inc. *                                    486           14,527
Advance America Cash Advance Centers,
   Inc. (a)                                               2,342           33,772
Advanta Corp., Class A                                      895           30,403
Affiliated Managers Group, Inc. * (a)                       775           77,585
AllianceBernstein Holding LP * (a)                        2,002          138,118
AmeriCredit Corp. * (a)                                   3,499           87,440
Ameriprise Financial, Inc.                                6,144          288,154
Asset Acceptance Capital Corp. * (a)                      1,057           17,176
Asta Funding, Inc. (a)                                      416           15,596
Bankrate, Inc. * (a)                                        447           11,872
Bear Stearns Companies, Inc.                              2,698          377,990
Blackrock, Inc., Class A (a)                              1,347          200,703
Calamos Asset Management, Inc. (a)                          685           20,084
Capital One Financial Corp.                               7,000          550,620
Capitalsource, Inc. (a)                                   3,663           94,579
Charles Schwab Corp.                                     32,142          575,342
CharterMac (a)                                            1,503           30,000
Cheviot Financial Corp. (a)                               1,090           13,625
Chicago Merchantile Exchange Holdings, Inc.                 847          405,078
CIT Group, Inc.                                           5,223          253,994
Citigroup, Inc.                                         122,252        6,072,257
City Holding Company                                        455           18,141
Cohen & Steers, Inc. (a)                                  1,061           34,334
Commercial Capital Bancorp, Inc. (a)                      1,583           25,233
Countrywide Financial Corp.                              14,643          513,091
Cross Timbers Royalty Trust (a)                             315           14,600
Delphi Financial Group, Inc.                              1,258           50,169
E*TRADE Financial Corp. *                                 9,216          220,447
Eaton Vance Corp.                                         3,310           95,527
Encore Capital Group, Inc. * (a)                            707            9,177
EuroBancshares, Inc. *                                      747            7,074
Federal Home Loan Mortgage Corp.                         16,952        1,124,426
Federal National Mortgage Association                    23,795        1,330,378
Federated Investors, Inc., Class B                        2,639           89,225
Fidelity National Information Services, Inc.              2,592           95,904
Fidelity National Title Group, Inc., Class A
   (a)                                                    3,674           77,007
Financial Federal Corp.                                     678           18,170
Fiserv, Inc. *                                            4,677          220,240
Franklin Resources, Inc.                                  6,243          660,197
Fremont General Corp. (a)                                 1,997           27,938
Friedman, Billings, Ramsey Group, Inc. (a)                3,899           31,309
Fulton Financial Corp. (a)                                4,310           69,779
GFI Group, Inc. * (a)                                       729           40,306
Goldman Sachs Group, Inc.                                10,736        1,816,209
Great Lakes Bancorp Inc * (a)                               830           13,338

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Harbor Florida Bancshares, Inc.                             471   $       20,870
Heartland Payment Systems, Inc. (a)                         876           22,776
Hugoton Royalty Trust, SBI (a)                            1,533           40,395
IndyMac Bancorp, Inc. (a)                                 1,474           60,670
Interactive Data Corp. *                                  2,433           48,538
Intercontinental Exchange, Inc. *                         1,375          103,221
International Securities Exchange, Inc.                   1,047           49,094
Investment Technology Group, Inc. *                       1,119           50,075
Investors Real Estate Trust, SBI (a)                      1,634           15,948
Janus Capital Group, Inc.                                 5,696          112,325
Jefferies Group, Inc.                                     2,936           83,676
JPMorgan Chase & Company                                 86,613        4,067,346
Kearny Financial Corp. (a)                                1,743           26,459
Knight Capital Group, Inc. * (a)                          3,074           55,947
LaBranche & Company, Inc. * (a)                           1,966           20,387
Legg Mason, Inc.                                          2,716          273,936
Lehman Brothers Holdings, Inc.                           13,592        1,003,905
Leucadia National Corp. (a)                               4,238          110,908
MarketAxess Holdings, Inc. * (a)                            915            9,580
Mellon Financial Corp.                                    9,982          390,296
Merrill Lynch & Company, Inc.                            22,527        1,762,062
Moneygram International, Inc.                             2,216           64,397
Morgan Stanley                                           26,743        1,949,832
Nasdaq Stock Market, Inc. * (a)                           2,771           83,795
National Financial Partners Corp. (a)                       949           38,937
National Health Realty, Inc., REIT (a)                      791           15,749
NBT Bancorp, Inc. (a)                                       870           20,236
Nelnet, Inc., Class A *                                   1,406           43,220
Nuveen Investments, Class A (a)                           1,822           93,341
NYSE Group, Inc. * (a)                                    3,390          253,403
Ocwen Financial Corp. * (a)                               2,238           33,346
optionsXpress Holdings, Inc. (a)                          1,712           47,731
Piper Jaffray Companies, Inc. *                             629           38,130
PNC Financial Services Group, Inc.                        6,957          503,965
Portfolio Recovery Associates, Inc. * (a)                   444           19,478
Raymond James Financial, Inc.                             2,799           81,843
Sanders Morris Harris Group, Inc. (a)                       702            8,782
SEI Investments Company                                   2,493          140,082
SLM Corp.                                                10,242          532,379
State Street Corp. (c)                                    7,949          496,018
Stifel Financial Corp. * (a)                                437           13,870
Student Loan Corp. (a)                                      492           94,553
SWS Group, Inc.                                             721           17,946
Synovus Financial Corp.                                   7,144          209,819
T. Rowe Price Group, Inc.                                 6,348          303,752
TD Ameritrade Holding Corp. *                            13,217          249,140
The First Marblehead Corp. (a)                            1,700          117,742
UMB Financial Corp.                                         996           36,424
United Community Financial Corp.                          1,175           14,476
United Panam Financial Corp. *                              491            7,601
Waddell & Reed Financial, Inc., Class A                   2,242           55,490
Washington Mutual, Inc.                                  23,815        1,035,238

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Wesco Financial Corp.                                       157   $       68,609
World Acceptance Corp. *                                    547           24,057
WSFS Financial Corp.                                        201           12,500
                                                                  --------------
                                                                      31,084,160
FOOD & BEVERAGES - 3.19%
ARAMARK Corp., Class B                                    4,357          143,171
Bob Evans Farms, Inc.                                     1,095           33,157
Buffalo Wild Wings, Inc. * (a)                              376           14,382
Campbell Soup Company (a)                                10,031          366,131
Chiquita Brands International, Inc. (a)                   1,165           15,588
Coca-Cola Bottling Company (a)                              298           18,470
Coca-Cola Enterprises, Inc.                              11,474          239,003
ConAgra Foods, Inc.                                      12,754          312,218
Constellation Brands, Inc., Class A *                     5,252          151,153
Corn Products International, Inc. (a)                     1,896           61,696
Cosi, Inc. * (a)                                          1,153            6,180
Dean Foods Company *                                      3,645          153,163
Del Monte Foods Company                                   5,086           53,149
Denny's Corp. *                                           2,667            9,094
Domino's Pizza, Inc.                                      1,660           42,579
Farmer Brothers Company (a)                                 578           11,872
Fisher Communications, Inc. * (a)                           258           10,720
Flowers Foods, Inc.                                       1,624           43,653
General Mills, Inc.                                       8,643          489,194
Gold Kist, Inc. *                                         1,435           29,905
H.J. Heinz Company                                        8,378          351,290
Hain Celestial Group, Inc. *                              1,053           26,915
Hansen Natural Corp. * (a)                                2,316           75,224
Hershey Company                                           6,007          321,074
Hormel Foods Corp.                                        3,352          120,605
J & J Snack Foods Corp.                                     546           16,981
Kellogg Company                                           9,808          485,692
Kraft Foods, Inc., Class A (a)                           41,844        1,492,157
Lance, Inc.                                                 948           20,875
M & F Worldwide Corp. *                                     863           12,686
McCormick & Company, Inc.                                 3,265          124,005
National Beverage Corp. * (a)                             1,469           17,496
Nuco2, Inc. * (a)                                           480           12,912
Peets Coffee & Tea, Inc. * (a)                              450           11,254
Pepsi Bottling Group, Inc.                                5,801          205,935
PepsiAmericas, Inc.                                       3,340           71,276
PepsiCo, Inc.                                            40,812        2,663,391
Performance Food Group Company * (a)                      1,050           29,494
Pilgrim's Pride Corp. (a)                                 1,663           45,483
Premium Standard Farms, Inc.                                861           16,402
Ralcorp Holdings, Inc. *                                    786           37,909
Ruth's Chris Steak House, Inc. * (a)                        622           11,706
Sanderson Farms, Inc. (a)                                   587           18,995
Sara Lee Corp.                                           19,297          310,103
Seabord Corp.                                                32           38,560
Smithfield Foods, Inc. *                                  2,709           73,197

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Starbucks Corp. *                                        18,965   $      645,758
Sysco Corp.                                              15,268          510,715
The Coca-Cola Company                                    58,765        2,625,620
The J.M. Smucker Company                                  1,427           68,425
The Steak & Shake Company * (a)                             873           14,745
Tootsie Roll Industries, Inc. (a)                         1,485           43,525
TreeHouse Foods, Inc. *                                     638           15,089
Tyson Foods, Inc., Class A (a)                            8,690          137,997
William Wrigley Jr. Company                               5,406          249,000
                                                                  --------------
                                                                      13,126,969
FOREST PRODUCTS - 0.11%
Caraustar Industries, Inc. *                              1,066            8,496
Deltic Timber Corp.                                         400           19,064
Rayonier, Inc.                                            1,668           63,051
Weyerhaeuser Company                                      5,742          353,305
                                                                  --------------
                                                                         443,916
FUNERAL SERVICES - 0.03%
Alderwoods Group, Inc. *                                  1,302           25,819
Service Corp. International                               8,141           76,037
Stewart Enterprises, Inc., Class A                        3,105           18,195
                                                                  --------------
                                                                         120,051
FURNITURE & FIXTURES - 0.07%
American Woodmark Corp. (a)                                 495           16,677
Ethan Allen Interiors, Inc. (a)                             857           29,704
Furniture Brands International, Inc. (a)                  1,404           26,732
Kimball International, Inc., Class B (a)                  1,456           28,101
La-Z-Boy, Inc. (a)                                        1,567           21,875
Leggett & Platt, Inc.                                     4,643          116,214
Sealy Corp.                                               1,591           20,778
Stanley Furniture Company, Inc. (a)                         522           11,124
                                                                  --------------
                                                                         271,205
GAS & PIPELINE UTILITIES - 0.84%
AGL Resources, Inc.                                       1,802           65,773
American States Water Company (a)                           484           18,513
Aquila, Inc. *                                            7,387           31,986
Atlas Pipeline Partners, LP (a)                             480           20,818
Atmos Energy Corp. (a)                                    1,832           52,304
Aurora Oil & Gas Corp. *                                  4,704           14,394
Boardwalk Pipeline Partners LP (a)                        2,177           58,213
California Water Service Group (a)                          522           19,277
Chesapeake Utilities Corp. (a)                              516           15,506
Copano Energy LLC                                           799           42,978
Crosstex Energy LP * (a)                                  1,191           42,590
Crosstex Energy, Inc.                                       380           34,037
Delta Natural Gas Company, Inc.                             504           12,625
Dresser-Rand Group, Inc. *                                1,943           39,637
Dynegy, Inc., Class A *                                  14,082           78,014
El Paso Corp. (a)                                        16,067          219,154
Enbridge Energy Management LLC * (a)                        328           15,170
Energy Transfer Partners (a)                              1,831           84,830
Equitable Resources, Inc.                                 2,938          102,771

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Global Industries, Ltd. *                                 3,120   $       48,547
Holly Energy Partners LP * (a)                              942           35,570
Inergy LP * (a)                                           1,364           37,155
KeySpan Corp.                                             3,772          155,180
Kinder Morgan Energy Partners (a)                         1,393           61,125
Kinder Morgan Management LLC * (a)                        1,603           67,679
Kinder Morgan, Inc.                                       3,157          331,011
Magellan Midstream Partners LP (a)                        1,578           58,228
Markwest Energy Partners LP * (a)                           257           12,593
Markwest Hydrocarbon, Inc. (a)                              528           14,784
Maverick Tube Corp. * (a)                                 1,083           70,211
Middlesex Water Company                                     799           15,365
National Fuel Gas Company (a)                             1,905           69,247
Nicor, Inc. (a)                                             931           39,809
NiSource, Inc.                                            6,535          142,071
Northwest Natural Gas Company                               639           25,100
ONEOK, Inc.                                               2,378           89,865
Pacific Energy Partners LP (a)                              816           28,723
Peoples Energy Corp. (a)                                    813           33,048
Piedmont Natural Gas, Inc. (a)                            1,864           47,178
Questar Corp.                                             2,097          171,472
Semco Energy, Inc. *                                      1,848           10,423
South Jersey Industries, Inc. (a)                           598           17,886
Southern Union Company                                    2,743           72,443
Southwest Gas Corp.                                         973           32,420
Southwest Water Company (a)                               1,080           13,208
Star Gas Partners * (a)                                   7,771           19,350
TC Pipelines LP * (a)                                       496           15,148
The Laclede Group, Inc. (a)                                 565           18,125
UGI Corp.                                                 2,614           63,912
Ultra Petroleum Corp. *                                   3,787          182,193
Valero LP * (a)                                             624           31,200
Vectren Corp.                                             1,864           50,048
WGL Holdings, Inc. (a)                                    1,114           34,913
Williams Companies, Inc.                                 14,248          340,100
Williams Partners LP (a)                                    552           19,922
                                                                  --------------
                                                                       3,443,842
HEALTHCARE PRODUCTS - 2.94%
Adeza Biomedical Corp. *                                    684           11,224
Advanced Medical Optics, Inc. * (a)                       1,677           66,325
Align Technology, Inc. * (a)                              1,949           22,180
American Medical Systems Holdings, Inc. * (a)             1,828           33,690
Angiodynamics, Inc. *                                       453            9,382
Arthrocare Corp. * (a)                                      657           30,787
Aspect Medical Systems, Inc. * (a)                          628           10,720
Bausch & Lomb, Inc. (a)                                   1,275           63,916
Baxter International, Inc.                               15,188          690,446
Beckman Coulter, Inc.                                     1,499           86,282
Becton, Dickinson & Company                               6,087          430,168
Biomet, Inc.                                              6,021          193,816
Biosite, Inc. * (a)                                         450           20,803

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Boston Scientific Corp. *                                33,909   $      501,514
Bruker BioSciences Corp. *                                3,261           22,860
C.R. Bard, Inc.                                           2,479          185,925
Caliper Life Sciences, Inc. * (a)                         1,496            7,300
Cantel Medical Corp. * (a)                                  473            6,570
Cerus Corp. * (a)                                           698            3,874
Computer Programs & Systems, Inc.                           340           11,142
Conceptus, Inc. * (a)                                       895           15,833
Cyberonics, Inc. * (a)                                      684           11,991
Cytyc Corp. *                                             2,844           69,621
Dade Behring Holdings, Inc.                               2,160           86,746
DENTSPLY International, Inc.                              3,612          108,757
DJO, Inc. *                                                 646           26,828
Edwards Lifesciences Corp. *                              1,478           68,860
Encore Medical Corp. *                                    1,890           11,907
Fisher Scientific International, Inc. *                   2,875          224,940
Foxhollow Technologies, Inc. * (a)                          656           22,429
Gen-Probe, Inc. *                                         1,264           59,269
Haemonetics Corp. *                                         657           30,748
Health Tronics, Inc. *                                    1,039            6,411
Henry Schein, Inc. *                                      2,033          101,935
Herbalife, Ltd. *                                         1,725           65,343
Hologic, Inc. * (a)                                       1,177           51,223
ICU Medical, Inc. * (a)                                     412           18,738
IDEXX Laboratories, Inc. *                                  815           74,279
Intralase Corp. * (a)                                       844           16,635
Intuitive Surgical, Inc. * (a)                              889           93,745
Inverness Medical Innovations, Inc. * (a)                   645           22,420
Johnson & Johnson                                        73,071        4,745,231
Kensey Nash Corp. * (a)                                     407           11,913
Kinetic Concepts, Inc. * (a)                              1,748           54,992
Kyphon, Inc. * (a)                                        1,104           41,312
LCA-Vision, Inc. (a)                                        563           23,258
LifeCell Corp. * (a)                                        891           28,708
Mannkind Corp. * (a)                                      1,241           23,579
Medtronic, Inc.                                          29,670        1,377,875
Merit Medical Systems, Inc. *                               854           11,597
Molecular Devices Corp. *                                   603           11,149
Nuvasive, Inc. * (a)                                        852           17,134
Owens & Minor, Inc.                                       1,027           33,778
Patterson Companies, Inc. * (a)                           3,385          113,770
Polymedica Corp. (a)                                        695           29,753
PSS World Medical, Inc. *                                 1,799           35,962
ResMed, Inc. * (a)                                        1,757           70,719
Respironics, Inc. *                                       1,770           68,340
Rotech Healthcare, Inc. * (a)                               584              701
Sirona Dental Systems, Inc. * (a)                           480           15,806
Somanetics Corp. * (a)                                      264            5,269
SonoSite, Inc. * (a)                                        480           13,632
Spectranetics Corp. * (a)                                   666            7,792
St. Jude Medical, Inc. *                                  8,991          317,292
Stereotaxis, Inc. * (a)                                   1,385           14,335

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
STERIS Corp.                                              1,720   $       41,383
Stryker Corp.                                             9,883          490,098
SurModics, Inc. * (a)                                       482           16,928
Symmetry Medical, Inc. * (a)                                961           14,501
The Cooper Companies, Inc.                                1,099           58,796
The Medicines Company * (a)                               1,368           30,862
Thoratec Corp. * (a)                                      1,408           21,979
Tripath Imaging, Inc. * (a)                               1,433           12,940
USANA Health Sciences, Inc. * (a)                           525           23,410
Varian Medical Systems, Inc. *                            3,215          171,649
Ventana Medical Systems, Inc. * (a)                         955           38,993
Viasys Healthcare, Inc. *                                   885           24,107
Visicu, Inc. * (a)                                          999            8,961
Wright Medical Group, Inc. * (a)                          1,018           24,686
Young Innovations, Inc. (a)                                 334           12,011
Zimmer Holdings, Inc. *                                   6,064          409,320
Zoll Medical Corp. *                                        402           14,428
                                                                  --------------
                                                                      12,086,531
HEALTHCARE SERVICES - 2.10%
Amedisys, Inc. * (a)                                        410           16,265
Amerigroup Corp. * (a)                                    1,295           38,267
AMN Healthcare Services, Inc. *                             870           20,662
Apria Healthcare Group, Inc. * (a)                        1,257           24,813
Barrier Therapeutics, Inc. * (a)                          1,030            6,654
Brookdale Senior Living, Inc. (a)                         1,178           54,683
Capital Senior Living Corp. * (a)                         1,435           13,274
Cardinal Health, Inc.                                    10,523          691,782
Caremark Rx, Inc.                                        11,103          629,207
Cerner Corp. * (a)                                        1,812           82,265
CorVel Corp. * (a)                                          430           15,084
Covance, Inc. *                                           1,539          102,159
Coventry Health Care, Inc. *                              3,977          204,895
Cross Country Healthcare, Inc. * (a)                        934           15,878
DaVita, Inc. *                                            2,460          142,360
Emdeon Corp. *                                            8,597          100,671
Enzo Biochem, Inc. * (a)                                  1,022           12,458
Express Scripts, Inc. *                                   3,586          270,707
Genesis HealthCare Corp. *                                  528           25,149
HCA, Inc.                                                10,376          517,659
Health Net, Inc. *                                        2,798          121,769
Healthways, Inc. * (a)                                      888           39,605
Horizon Health Corp. * (a)                                  400            6,108
Humana, Inc. *                                            3,965          262,047
IMS Health, Inc.                                          5,664          150,889
Intermagnetics General Corp. *                            1,182           31,973
Kindred Healthcare, Inc. *                                  986           29,314
Laboratory Corp. of America Holdings * (a)                3,204          210,086
Lincare Holdings, Inc. *                                  2,444           84,660
Magellan Health Services, Inc. * (a)                        749           31,907
McKesson Corp.                                            7,269          383,222
Medco Health Solutions, Inc. *                            7,581          455,694

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Medical Staffing Network Holdings, Inc. * (a)             1,573   $        9,784
National Healthcare Corp. (a)                               373           20,041
Nitromed, Inc. * (a)                                        804            2,549
Odyssey Healthcare, Inc. *                                1,115           15,811
Omnicare, Inc.                                            2,628          113,241
Palomar Medical Technologies, Inc. * (a)                    528           22,282
Pediatrix Medical Group, Inc. *                           1,140           51,984
Per-Se Technologies, Inc. * (a)                           1,127           25,673
Phase Forward, Inc. *                                     1,337           15,964
Quest Diagnostics, Inc.                                   4,901          299,745
Radiation Therapy Services, Inc. * (a)                      650           18,999
Sierra Health Services, Inc. *                            1,410           53,354
Symbion, Inc. * (a)                                         656           12,044
The Advisory Board Company *                                478           24,149
United Surgical Partners International,
   Inc. *  (a)                                            1,176           29,200
UnitedHealth Group, Inc.                                 33,526        1,649,479
US Physical Therapy, Inc. *                                 557            6,639
WebMD Health Corp. * (a)                                  1,434           49,244
Weight Watchers International, Inc.                       2,510          111,293
Wellcare Health Plans, Inc. * (a)                         1,050           59,461
Wellpoint, Inc. *                                        16,152        1,244,512
                                                                  --------------
                                                                       8,627,614
HOLDINGS COMPANIES/CONGLOMERATES - 3.29%
Berkshire Hathaway, Inc., Class A *                          38        3,640,400
Florida East Coast, Inc. (a)                                910           51,943
General Electric Company                                255,388        9,015,196
Loews Corp.                                              13,974          529,615
PICO Holdings, Inc. *                                       455           14,810
Textron, Inc.                                             3,208          280,700
United Industrial Corp. (a)                                 371           19,849
                                                                  --------------
                                                                      13,552,513
HOMEBUILDERS - 0.33%
Beazer Homes USA, Inc. (a)                                1,015           39,626
Centex Corp. (a)                                          3,118          164,069
Champion Enterprises, Inc. * (a)                          2,044           14,104
D.R. Horton, Inc. (a)                                     7,640          182,978
Hovnanian Enterprises, Inc., Class A * (a)                1,487           43,628
KB Home (a)                                               2,307          101,047
Lennar Corp., Class A                                     3,753          169,823
M.D.C. Holdings, Inc. (a)                                 1,053           48,912
M/I Homes, Inc. (a)                                         342           12,090
Meritage Homes Corp. * (a)                                  654           27,213
NVR, Inc. * (a)                                             152           81,320
Orleans Homebuilders, Inc. (a)                              567            6,651
Palm Harbor Homes, Inc. * (a)                               792           11,848
Pulte Homes, Inc. (a)                                     6,300          200,718
Ryland Group, Inc. (a)                                    1,136           49,086
Standard Pacific Corp. (a)                                1,638           38,493
Toll Brothers, Inc. * (a)                                 3,783          106,227
Walter Industries, Inc. (a)                                 981           41,869
                                                                  --------------
                                                                       1,339,702

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 1.08%
AFC Enterprises, Inc. * (a)                                 877   $       12,664
Ameristar Casinos, Inc. (a)                               1,497           32,500
Applebee's International, Inc. (a)                        2,049           44,074
Aztar Corp. *                                               927           49,140
BJ's Restaurants, Inc. * (a)                                655           14,417
Boyd Gaming Corp.                                         2,197           84,453
Brinker International, Inc.                               2,065           82,786
California Pizza Kitchen, Inc. *                            575           17,210
CBRL Group, Inc. (a)                                      1,149           46,454
CEC Entertainment, Inc. *                                   961           30,281
Chipotle Mexican Grill, Inc., Class A * (a)                 781           38,792
Choice Hotels, Inc. (a)                                   1,681           68,753
CKE Restaurants, Inc.                                     1,734           28,992
Darden Restaurants, Inc.                                  3,610          153,317
Hilton Hotels Corp.                                       9,447          263,099
IHOP Corp. (a)                                              562           26,049
InnSuites Hospitality Trust                              12,374           13,611
Interstate Hotels & Resorts, Inc. *                       2,180           23,500
Jack In the Box, Inc. *                                     962           50,197
Krispy Kreme Doughnuts, Inc. * (a)                        1,866           15,115
Landry's Restaurants, Inc. (a)                              634           19,115
Lone Star Steakhouse & Saloon, Inc.                         585           16,245
Luby's Cafeterias, Inc. *                                   714            7,047
Marcus Corp.                                                987           22,671
Marriott International, Inc., Class A                    10,522          406,570
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                      640           14,394
McDonald's Corp.                                         31,138        1,218,119
O'Charley's, Inc. *                                         674           12,786
Orient Express Hotels, Ltd.                               1,348           50,388
OSI Restaurant Partners, Inc.                             1,741           55,207
P.F. Chang's China Bistro, Inc. * (a)                       698           24,228
Panera Bread Company, Class A * (a)                         785           45,726
Papa Johns International, Inc. * (a)                        926           33,438
RARE Hospitality International, Inc. *                      960           29,338
Red Robin Gourmet Burgers, Inc. * (a)                       450           20,750
Ruby Tuesday, Inc. (a)                                    1,600           45,104
Ryan's Restaurant Group, Inc. *                           1,265           20,076
Sonic Corp. *                                             2,166           48,973
Starwood Hotels & Resorts Worldwide, Inc.                 5,339          305,337
Texas Roadhouse, Inc., Class A * (a)                      1,964           24,118
The Cheesecake Factory, Inc. * (a)                        1,939           52,721
Triarc Companies, Inc. (a)                                2,078           31,419
Wendy's International, Inc.                               2,768          185,456
Wyndham Worldwide Corp. *                                 5,040          140,969
Wynn Resorts, Ltd. * (a)                                  2,500          170,025
Yum! Brands, Inc.                                         6,864          357,271
                                                                  --------------
                                                                       4,452,895
HOUSEHOLD APPLIANCES - 0.11%
Bassett Furniture Industries, Inc. (a)                      689           11,189
Black & Decker Corp.                                      1,923          152,590
Consolidated Tomoka Land Company (a)                        172           11,037

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD APPLIANCES (CONTINUED)
Drew Industries, Inc. * (a)                                 610   $       15,409
Jacuzzi Brands, Inc. *                                    2,205           22,028
Lifetime Brands, Inc. (a)                                   569           10,538
National Presto Industries, Inc.                            327           18,073
Technical Olympic USA, Inc. (a)                           1,501           14,755
The Toro Company                                          1,004           42,339
Whirlpool Corp. (a)                                       1,811          152,323
                                                                  --------------
                                                                         450,281
HOUSEHOLD PRODUCTS - 0.27%
Blyth, Inc.                                               1,103           26,836
Central Garden & Pet Company * (a)                          527           25,433
Church & Dwight, Inc.                                     1,571           61,442
Energizer Holdings, Inc. *                                1,720          123,823
Fortune Brands, Inc.                                      3,522          264,537
iRobot Corp. * (a)                                          343            6,881
Jarden Corp. * (a)                                        1,301           42,894
Martha Stewart Living
   Omnimedia, Inc., Class A * (a)                         1,424           25,290
Newell Rubbermaid, Inc.                                   6,692          189,517
Select Comfort Corp. * (a)                                1,437           31,442
Tempur-Pedic International, Inc. * (a)                    2,596           44,573
The Clorox Company                                        3,563          224,469
Tupperware Brands Corp. (a)                               1,546           30,085
TurboChef Technologies, Inc. * (a)                          860           11,954
WD-40 Company (a)                                           574           20,475
                                                                  --------------
                                                                       1,129,651
HOUSING & URBAN DEVELOPMENT - 0.00%
Cavco Industries, Inc. *                                    331           10,430

INDUSTRIAL MACHINERY - 1.06%
Actuant Corp., Class A (a)                                  705           35,321
AGCO Corp. *                                              2,136           54,148
Alamo Group, Inc.                                           529           12,029
Albany International Corp., Class A                         832           26,474
Badger Meter, Inc. (a)                                      562           14,157
Briggs & Stratton Corp. (a)                               1,284           35,374
Cascade Corp.                                               355           16,206
Caterpillar, Inc.                                        16,715        1,099,847
Ceradyne, Inc. * (a)                                        677           27,818
Circor International, Inc.                                  529           16,161
Cognex Corp. (a)                                          1,242           31,373
Cummins, Inc.                                             1,050          125,192
Deere & Company                                           5,805          487,098
Dionex Corp. *                                              573           29,189
Donaldson Company, Inc.                                   2,028           74,833
Dover Corp.                                               4,844          229,799
EnPro Industries, Inc. *                                    614           18,457
Flowserve Corp. *                                         1,387           70,168
FMC Technologies, Inc. *                                  1,668           89,572
Gardner Denver, Inc. *                                    1,136           37,579
Gehl Company * (a)                                          385           10,310
Gorman Rupp Company (a)                                     586           19,162

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Graco, Inc.                                               1,685   $       65,816
Grant Prideco, Inc. *                                     3,197          121,582
H&E Equipment Services, Inc. * (a)                          710           17,317
IDEX Corp.                                                1,195           51,445
Ingersoll-Rand Company, Class A                           7,935          301,371
ITT Corp.                                                 4,424          226,818
Kadant, Inc. *                                              581           14,269
Kennametal, Inc.                                            911           51,608
Lindsay Manufacturing Company (a)                           490           14,088
Lufkin Industries, Inc. (a)                                 404           21,380
Manitowoc, Inc.                                           1,434           64,229
Metropolitan Pro Corp.                                      896           11,764
NACCO Industries, Inc., Class A                             218           29,628
NATCO Group, Inc. * (a)                                     653           18,806
Pall Corp.                                                3,042           93,724
Parker-Hannifin Corp.                                     2,823          219,432
Presstek, Inc. * (a)                                      1,281            6,905
Quixote Corp. (a)                                           477            8,500
Robbins & Myers, Inc.                                       483           14,934
Rofin Sinar Technologies, Inc. *                            489           29,717
Rush Enterprises, Inc., Class B *                           872           13,594
Sauer-Danfoss, Inc. (a)                                   1,423           34,124
Tecumseh Products Company, Class A * (a)                    607            9,232
Tennant Company                                             610           14,847
Terex Corp. *                                             2,346          106,086
The Middleby Corp. * (a)                                    248           19,111
Tredegar Industries, Inc.                                 1,136           19,017
Valmont Industries, Inc.                                    701           36,627
W.W. Grainger, Inc.                                       2,121          142,149
Watts Water Technologies, Inc., Class A (a)                 901           28,616
                                                                  --------------
                                                                       4,367,003
INDUSTRIALS - 0.09%
Brookfield Homes Corp. (a)                                  724           20,388
Clean Harbors, Inc. * (a)                                   490           21,339
Crane Company                                             1,506           62,951
Fastenal Company (a)                                      3,733          143,982
GrafTech International, Ltd. *                            2,934           17,135
Harsco Corp.                                                987           76,640
Intevac, Inc. * (a)                                         890           14,952
Lawson Products, Inc.                                       327           13,708
                                                                  --------------
                                                                         371,095
INSURANCE - 4.79%
21st Century Insurance Group (a)                          2,521           37,689
ACE, Ltd.                                                 7,052          385,956
Aetna, Inc.                                              14,090          557,260
Affirmative Insurance Holdings, Inc.                        743           10,885
AFLAC, Inc.                                              12,396          567,241
Alfa Corp. (a)                                            2,297           39,669
Alleghany Corp. * (a)                                       194           56,068
Allstate Corp.                                           16,293        1,022,060
Ambac Financial Group, Inc.                               2,584          213,826

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
American Equity Investment Life Holding
   Company (a)                                            1,163   $       14,270
American Financial Group, Inc.                            1,917           89,965
American Independence Corp. *                             1,047           11,925
American International Group, Inc.                       63,905        4,234,345
American National Insurance Company                         652           75,567
American Physicians Capital, Inc. *                         355           17,175
Amerus Group Company (a)                                    938           63,793
Aon Corp.                                                 7,901          267,607
Arch Capital Group, Ltd. *                                  785           49,840
Argonaut Group, Inc. *                                      829           25,724
Arthur J. Gallagher & Company (a)                         2,308           61,554
Aspen Insurance Holdings, Ltd. (a)                        1,425           36,808
Assurant, Inc.                                            3,523          188,163
Assured Guaranty, Ltd.                                    1,717           44,522
Axis Capital Holdings, Ltd.                               3,019          104,729
Baldwin & Lyons, Inc., Class B (a)                          652           15,791
Bristol West Holdings, Inc.                                 981           14,274
Brown & Brown, Inc.                                       3,426          104,699
Chubb Corp.                                               9,752          506,714
CIGNA Corp.                                               3,019          351,170
Cincinnati Financial Corp.                                4,258          204,639
Citizens, Inc. Class A * (a)                              2,076           12,062
CNA Financial Corp. * (a)                                 6,508          234,418
CNA Surety Corp. *                                        1,332           26,906
Commerce Group, Inc.                                      1,732           52,047
Conseco, Inc. *                                           3,755           78,817
Crawford & Company, Class B (a)                           1,928           13,091
Direct General Corp. (a)                                    778           10,472
Donegal Group, Inc., Class B                                898           16,191
EMC Insurance Group, Inc. (a)                               958           27,629
Endurance Specialty Holdings, Ltd.                        1,145           40,373
Erie Indemnity Company, Class A (a)                       1,540           80,650
Everest Re Group, Ltd.                                    1,215          118,499
FBL Financial Group, Inc., Class A (a)                      895           29,956
Fidelity National Financial, Inc.                         4,278          178,179
First Acceptance Corp. * (a)                              1,634           18,775
First American Corp.                                      2,330           98,652
FPIC Insurance Group, Inc. * (a)                            376           14,893
Genworth Financial, Inc.                                 11,537          403,910
Great American Financial Resources, Inc.                  1,461           30,579
Hanover Insurance Group, Inc.                             1,423           63,508
Harleysville Group, Inc.                                    885           30,966
Hartford Financial Services Group, Inc.                   7,411          642,904
HCC Insurance Holdings, Inc.                              2,596           85,356
Hilb, Rogal and Hamilton Company (a)                        909           38,769
Horace Mann Educators Corp.                               1,166           22,422
Independence Holding Company (a)                            736           16,015
Infinity Property & Casualty Corp.                          550           22,621
IPC Holdings, Ltd.                                        1,141           34,709
James River Group, Inc. *                                   644           18,901
Kansas City Life Insurance Company (a)                      330           15,028

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
KMG America Corp. * (a)                                   1,222   $        8,982
LandAmerica Financial Group, Inc. (a)                       458           30,132
Lincoln National Corp.                                    6,884          427,359
Markel Corp. *                                              254          104,308
Marsh & McLennan Companies, Inc.                         12,925          363,839
Max Re Capital, Ltd.                                      1,084           24,889
MBIA, Inc.                                                3,350          205,824
Mercury General Corp.                                     1,384           68,660
MetLife, Inc.                                            18,107        1,026,305
MGIC Investment Corp.                                     2,336          140,090
Midland Company (a)                                         534           23,133
Montpelier Re Holdings, Ltd. (a)                          1,980           38,392
National Interstate Corp. (a)                               724           17,810
National Western Life Insurance Company,
   Class A *                                                 85           19,541
Nationwide Financial Services, Inc.,
   Class A (a)                                            2,303          110,774
Navigators Group, Inc. *                                    389           18,676
Nymagic, Inc. (a)                                           595           18,861
Odyssey Re Holdings Corp. (a)                             1,688           57,021
Ohio Casualty Corp.                                       1,615           41,780
Old Republic International Corp.                          5,632          124,749
PartnerRe, Ltd. (a)                                       1,064           71,894
Philadelphia Consolidated Holding
   Corp. * (a)                                            1,743           69,337
Phoenix Companies, Inc.                                   2,874           40,236
Platinum Underwriters Holdings, Ltd. (a)                    801           24,695
PMA Capital Corp., Class A * (a)                          1,524           13,442
PMI Group, Inc. (a)                                       2,259           98,967
Presidential Life Corp.                                   1,029           23,019
Primus Guaranty, Ltd. * (a)                               1,254           15,186
Principal Financial Group, Inc.                           6,854          372,035
ProAssurance Corp. *                                        803           39,572
Progressive Corp.                                        19,604          481,082
Protective Life Corp.                                     1,617           73,978
Prudential Financial, Inc.                               12,869          981,261
PXRE Group, Ltd.                                            811            3,341
Radian Group, Inc.                                        2,104          126,240
Reinsurance Group of America, Inc.                        1,534           79,661
RenaissanceRe Holdings, Ltd.                              1,482           82,399
RLI Corp.                                                   684           34,740
SAFECO Corp.                                              3,106          183,037
Safety Insurance Group, Inc. (a)                            470           22,870
Scottish Re Group, Ltd. (a)                                 822            8,935
SeaBright Insurance Holdings, Inc. *                        913           12,755
Selective Insurance Group, Inc. (a)                         734           38,616
St. Paul Travelers Companies, Inc.                       17,119          802,710
Stancorp Financial Group, Inc.                            1,376           61,411
State Auto Financial Corp.                                1,111           33,941
Stewart Information Services Corp.                          448           15,577
TorchmarK Corp.                                           2,347          148,119
Tower Group, Inc. (a)                                       782           26,080
Transatlantic Holdings, Inc. (a)                          1,681          101,549
Triad Guaranty, Inc. * (a)                                  426           21,798

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
U.S.I. Holdings Corp. *                                   1,456   $       19,729
United Fire & Casualty Company (a)                          551           17,246
Unitrin, Inc.                                             1,777           78,490
Universal American Financial Corp. * (a)                  1,579           25,375
UnumProvident Corp. (a)                                   7,369          142,885
W.R. Berkley Corp.                                        4,734          167,536
White Mountains Insurance Group, Ltd. (a)                   272          135,173
XL Capital, Ltd., Class A (a)                             3,724          255,839
Zenith National Insurance Corp. (a)                         805           32,111
                                                                  --------------
                                                                      19,705,218
INTERNATIONAL OIL - 1.87%
Anadarko Petroleum Corp.                                 11,504          504,220
APCO Argentina, Inc.                                        289           24,837
ATP Oil & Gas Corp. *                                       785           28,998
Callon Petroleum Company *                                  684            9,275
Cheniere Energy, Inc. * (a)                               1,378           40,940
ChevronTexaco Corp.                                      55,435        3,595,514
ConocoPhillips                                           40,954        2,437,992
Hess Corp.                                                6,810          282,070
Nabors Industries, Ltd. *                                 7,714          229,492
Noble Corp.                                               3,207          205,825
Parker Drilling Company *                                 2,920           20,674
Weatherford International, Ltd. *                         7,442          310,480
                                                                  --------------
                                                                       7,690,317
INTERNET CONTENT - 0.07%
Alloy, Inc. * (a)                                           493            5,822
Audible, Inc. * (a)                                         667            4,842
Autobytel, Inc. * (a)                                     1,954            5,725
CMGI, Inc. * (a)                                         13,893           14,727
CNET Networks, Inc. * (a)                                 3,872           37,094
Digitas, Inc. * (a)                                       2,453           23,598
Harris Interactive, Inc. *                                2,599           15,854
InfoSpace, Inc. *                                           880           16,227
Internet Cap Group, Inc. *                                1,364           12,890
Jupitermedia Corp. * (a)                                    974            8,435
Move, Inc. *                                              4,230           20,769
NetFlix, Inc. * (a)                                       1,442           32,849
Netratings, Inc. * (a)                                    1,079           15,354
ProQuest Company *                                          776           10,104
RightNow Technologies, Inc. * (a)                           964           15,048
Safeguard Scientifics, Inc. * (a)                         5,814           11,395
Schawk, Inc., Class A (a)                                   701           12,772
The Knot, Inc. * (a)                                        650           14,385
Travelzoo, Inc. * (a)                                       472           13,603
WebSideStory, Inc. * (a)                                    601            7,939
                                                                  --------------
                                                                         299,432
INTERNET RETAIL - 0.45%
1-800-Flowers.com, Inc. * (a)                             2,472           13,003
Amazon.com, Inc. *                                       10,114          324,862
Ariba, Inc. * (a)                                         2,215           16,590
Blue Nile, Inc. * (a)                                       513           18,648

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET RETAIL (CONTINUED)
Drugstore.com, Inc. * (a)                                 3,162   $       10,909
eBay, Inc. *                                             34,019          964,779
Expedia, Inc. * (a)                                       8,965          140,571
IAC/InterActiveCorp. * (a)                                8,337          239,772
Nutri/System, Inc. * (a)                                    881           54,877
Overstock.com, Inc. * (a)                                   572           10,027
PetMed Express, Inc. *                                      561            5,857
Priceline.com, Inc. * (a)                                 1,083           39,844
Stamps.com, Inc. * (a)                                      691           13,170
                                                                  --------------
                                                                       1,852,909
INTERNET SERVICE PROVIDER - 1.08%
C-COR.net Corp. *                                         1,708           14,655
Cogent Communications Group, Inc. * (a)                   2,200           25,498
Covad Communications Group, Inc. * (a)                    9,963           14,845
Earthlink, Inc. * (a)                                     3,634           26,419
Entrust, Inc. *                                           2,342            8,103
eSPEED, Inc., Class A * (a)                               1,918           17,646
Google, Inc., Class A *                                   7,256        2,916,186
Liberty Media Holding Corp.-Interactive A *              17,308          352,737
NETGEAR, Inc. * (a)                                         906           18,654
Online Resources Corp. *                                    967           11,846
Redback Networks, Inc. * (a)                              1,528           21,209
Salesforce.Com, Inc. * (a)                                2,661           95,477
Terremark Worldwide, Inc. * (a)                           1,611            8,941
United Online, Inc. (a)                                   1,812           22,070
Yahoo!, Inc. *                                           34,919          882,752
                                                                  --------------
                                                                       4,437,038
INTERNET SOFTWARE - 0.44%
ActivIdentity Corp. *                                     2,377           11,172
Agile Software Corp. * (a)                                1,817           11,865
Akamai Technologies, Inc. * (a)                           3,538          176,865
Checkfree Corp. *                                         2,271           93,838
Cybersource Corp. * (a)                                   1,418           16,775
Digital River, Inc. * (a)                                   910           46,519
eResearch Technology, Inc. * (a)                          1,491           12,092
F5 Networks, Inc. *                                         971           52,162
Internet Security Systems, Inc. *                         1,242           34,478
Interwoven, Inc. *                                        1,408           15,530
Juniper Networks, Inc. *                                 13,521          233,643
Keynote Systems, Inc. *                                     917            9,656
Lionbridge Technologies, Inc. * (a)                       1,551           11,834
McAfee, Inc. *                                            4,042           98,867
NIC, Inc. * (a)                                           2,270           11,690
Openwave Systems, Inc. * (a)                              2,022           18,926
PC-Tel, Inc. *                                            1,241           13,030
RealNetworks, Inc. * (a)                                  4,524           48,000
S1 Corp. * (a)                                            2,496           11,506
Safenet, Inc. * (a)                                         706           12,842
Sapient Corp. * (a)                                       3,592           19,576
Stellent, Inc.                                            1,188           12,878
Symantec Corp. *                                         26,813          570,581

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
TIBCO Software, Inc. *                                    5,718   $       51,348
VASCO Data Security International, Inc. * (a)             1,113           11,531
VeriSign, Inc. *                                          6,309          127,442
Vignette Corp. *                                          1,019           13,797
WebEx Communications, Inc. * (a)                          1,230           47,995
WebMethods, Inc. *                                        1,994           15,254
                                                                  --------------
                                                                       1,811,692
INVESTMENT COMPANIES - 0.05%
CBOT Holdings, Inc. * (a)                                 1,191          143,861
GAMCO Investors, Inc. (a)                                   836           31,818
Medallion Financial Corp. (a)                             1,041           11,482
WP Stewart & Company, Ltd. (a)                              673            8,386
                                                                  --------------
                                                                         195,547
LEISURE TIME - 0.99%
Ambassadors International, Inc. (a)                         823           25,999
Arctic Cat, Inc. (a)                                        603           10,010
Bally Technologies, Inc. * (a)                            1,490           26,224
Blockbuster, Inc., Class A * (a)                          5,142           19,745
Bluegreen Corp. * (a)                                       856            9,818
Brunswick Corp.                                           2,357           73,515
Callaway Golf Company (a)                                 2,096           27,479
Carmike Cinemas, Inc. (a)                                   408            7,009
Carnival Corp.                                           15,532          730,470
Cedar Fair LP (a)                                         1,203           31,651
Churchill Downs, Inc.                                       400           16,824
Dover Downs Gaming & Entertainment, Inc.                  1,069           12,988
Dover Motorsports, Inc. (a)                               1,735            9,404
DreamWorks Animation SKG, Class A *                       2,576           64,168
Electronic Arts, Inc. *                                   7,469          415,874
Gaylord Entertainment Company *                           1,067           46,788
Handleman Company (a)                                       782            5,935
Harrah's Entertainment, Inc.                              4,519          300,197
International Game Technology, Inc.                       8,449          350,634
International Speedway Corp., Class A                     1,229           61,253
Isle of Capri Casinos, Inc. * (a)                           909           19,144
K2, Inc. *                                                1,334           15,648
Las Vegas Sands Corp. *                                   8,785          600,455
Life Time Fitness, Inc. * (a)                               935           43,281
Marine Products Corp. (a)                                 1,265           12,296
MGM Mirage, Inc. *                                        7,066          279,036
Monarch Casino & Resort, Inc. *                             649           12,584
Multimedia Games, Inc. * (a)                                948            8,608
Parkervision, Inc. * (a)                                  1,962           14,264
Penn National Gaming, Inc. *                              2,066           75,450
Pinnacle Entertainment, Inc. * (a)                        1,215           34,166
Polaris Industries, Inc. (a)                              1,068           43,948
Progressive Gaming International Corp. * (a)                948            7,774
RC2 Corp. * (a)                                             550           18,442
Regal Entertainment Group, Class A (a)                    3,652           72,383
Royal Caribbean Cruises, Ltd. (a)                         5,009          194,399
Scientific Games Corp., Class A *                         2,266           72,059

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Shuffle Master, Inc. * (a)                                1,005   $       27,145
Six Flags, Inc. * (a)                                     2,975           15,559
Speedway Motorsports, Inc.                                1,108           40,342
Station Casinos, Inc. (a)                                 1,593           92,123
Sturm Ruger & Company, Inc. * (a)                         1,333           10,317
The Nautilus Group, Inc. (a)                                851           11,701
Topps, Inc. (a)                                           1,538           13,780
Vail Resorts, Inc. * (a)                                    998           39,940
West Marine, Inc. * (a)                                     663            9,282
WMS Industries, Inc. * (a)                                  865           25,267
                                                                  --------------
                                                                       4,055,378
LIFE SCIENCES - 0.09%
American Ecology Corp. (a)                                  747           14,746
Incyte Corp. * (a)                                        2,667           11,281
Ionatron, Inc. * (a)                                      2,040            9,812
PerkinElmer, Inc.                                         3,221           60,974
Pharmaceutical Product Development, Inc.                  2,846          101,574
Pharmanet Development Group, Inc. * (a)                     516           10,026
Senomyx, Inc. * (a)                                         773           11,881
Symyx Technologies, Inc. *                                  920           19,495
Waters Corp. *                                            2,747          124,384
                                                                  --------------
                                                                         364,173
LIQUOR - 0.32%
Anheuser-Busch Companies, Inc.                           18,958          900,694
Boston Beer Company, Inc. * (a)                             560           18,396
Brown Forman Corp., Class B                               2,924          224,125
Central European Distribution Corp. * (a)                   697           16,317
Molson Coors Brewing Company, Class B                     2,039          140,487
                                                                  --------------
                                                                       1,300,019
MANUFACTURING - 1.65%
3M Company                                               18,596        1,383,914
Acuity Brands, Inc. (a)                                   1,155           52,437
AptarGroup, Inc. (a)                                        879           44,723
Barnes Group, Inc. (a)                                    1,262           22,161
Blout International, Inc. *                               1,291           12,936
Cameron International Corp. *                             2,652          128,118
Carlisle Companies, Inc.                                    741           62,318
Coherent, Inc. *                                            885           30,674
Danaher Corp.                                             7,510          515,712
Eaton Corp.                                               3,512          241,801
ESCO Technologies, Inc. *                                   682           31,399
Harley-Davidson, Inc. (a)                                 6,736          422,684
Hexcel Corp. * (a)                                        1,654           23,404
Honeywell International, Inc.                            20,722          847,530
Illinois Tool Works, Inc.                                14,108          633,449
Input/Output, Inc. * (a)                                  2,379           23,623
Kaydon Corp. (a)                                            802           29,690
Lancaster Colony Corp.                                      901           40,329
Mine Safety Appliances Company (a)                          943           33,609
Nordson Corp.                                               880           35,077
Pentair, Inc.                                             2,514           65,842

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Raven Industries, Inc. (a)                                  557   $       16,716
Reddy Ice Holdings, Inc. (a)                                602           14,568
Rockwell Automation, Inc.                                 4,327          251,399
Roper Industries, Inc.                                    2,117           94,715
Snap-on, Inc.                                             1,425           63,484
SPX Corp. (a)                                             1,885          100,734
Stanley Works                                             1,981           98,753
Trinity Industries, Inc.                                  1,924           61,895
Tyco International, Ltd.                                 49,851        1,395,329
                                                                  --------------
                                                                       6,779,023
MEDICAL-HOSPITALS - 0.23%
AmSurg Corp. *                                              822           18,298
Centene Corp. * (a)                                       1,169           19,218
Cepheid, Inc. * (a)                                       1,528           11,032
Community Health Systems, Inc. *                          2,115           78,995
DexCom, Inc. * (a)                                          826            9,193
EV3, Inc. * (a)                                           2,249           38,255
Health Management Associates, Inc., Class A               5,894          123,185
Hythiam, Inc. * (a)                                       1,395           10,072
IRIS International, Inc. *                                  571            6,567
Lifepoint Hospitals, Inc. *                               1,344           47,470
Manor Care, Inc. (a)                                      1,903           99,489
Medcath Corp. *                                             559           16,820
Neurometrix, Inc. * (a)                                     342            6,501
Novavax, Inc. * (a)                                       5,801           21,986
Orthovita, Inc. * (a)                                     2,726            9,514
Psychiatric Solutions, Inc. *                             1,136           38,726
RehabCare Group, Inc. *                                     475            6,223
Sunrise Senior Living, Inc. * (a)                         1,070           31,961
Tenet Healthcare Corp. *                                 11,961           97,363
Triad Hospitals, Inc. *                                   2,010           88,500
Universal Health Services, Inc., Class B                  1,330           79,707
VCA Antech, Inc. *                                        2,127           76,700
                                                                  --------------
                                                                         935,775
METAL & METAL PRODUCTS - 0.36%
A. M. Castle & Company                                      342            9,179
Brush Engineered Materials, Inc. * (a)                      708           17,608
Commercial Metals Company                                 2,892           58,794
Crown Holdings, Inc. *                                    4,208           78,269
Dynamic Materials Corp. (a)                                 287            9,305
Gibraltar Industries, Inc. (a)                              830           18,409
Ladish Company, Inc. * (a)                                  591           17,068
Matthews International Corp., Class A (a)                   869           31,988
Metal Management, Inc.                                      356            9,911
Mueller Industries, Inc.                                  1,000           35,170
NN, Inc.                                                    893           10,564
Phelps Dodge Corp.                                        4,626          391,822
Precision Castparts Corp.                                 3,244          204,891
Quanex Corp. (a)                                            939           28,499
Reliance Steel & Aluminum Company                         1,840           59,137
Southern Copper Corp. (a)                                 3,559          329,208

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
Timken Company                                            2,224   $       66,231
Titanium Metals Corp. * (a)                               3,908           98,794
                                                                  --------------
                                                                       1,474,847
MINING - 0.31%
Alliance Resource Partners LP (a)                           957           33,323
Alpha Natural Resources, Inc. * (a)                       1,640           25,846
AMCOL International Corp. (a)                               877           21,846
Charles & Colvard, Ltd. (a)                                 578            6,577
Cleveland-Cliffs, Inc. (a)                                1,088           41,464
Coeur d'Alene Mines Corp. * (a)                           6,859           32,306
Compass Minerals International, Inc.                        794           22,478
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                                4,381          233,332
Glamis Gold, Ltd. * (a)                                   3,760          148,257
Hecla Mining Company * (a)                                3,520           20,205
Lincoln Electric Holding, Inc.                              997           54,287
Meridian Gold, Inc. *                                     2,335           58,048
Natural Resource Partners LP (a)                            606           30,912
Newmont Mining Corp.                                      9,993          427,201
Royal Gold, Inc. (a)                                        647           17,553
RTI International Metals, Inc. * (a)                        623           27,150
Stillwater Mining Company * (a)                           2,575           21,630
USEC, Inc. (a)                                            2,392           23,059
Vista Gold Corp. * (a)                                    2,428           24,571
                                                                  --------------
                                                                       1,270,045
MOBILE HOMES - 0.03%
Coachmen Industries, Inc. (a)                               931           10,064
Fleetwood Enterprises, Inc. * (a)                         1,743           11,730
Skyline Corp.                                               306           11,692
Thor Industries, Inc. (a)                                 1,473           60,644
Winnebago Industries, Inc. (a)                              887           27,834
                                                                  --------------
                                                                         121,964
NEWSPAPERS - 0.09%
Dow Jones & Company, Inc. (a)                             2,079           69,730
Journal Register Company                                  1,239            7,025
Lee Enterprises, Inc. (a)                                 1,140           28,773
The New York Times Company, Class A (a)                   3,509           80,637
Washington Post Company, Class B                            227          167,299
                                                                  --------------
                                                                         353,464
OFFICE FURNISHINGS & SUPPLIES - 0.22%
Acco Brands Corp. *                                       1,328           29,561
Avery Dennison Corp.                                      2,532          152,350
CompX International, Inc. (a)                               703           10,960
Global Imaging Systems, Inc. *                            1,186           26,175
Herman Miller, Inc.                                       1,657           56,686
HNI Corp.                                                 1,285           53,430
IKON Office Solutions, Inc.                               3,585           48,182
Knoll, Inc.                                               1,433           28,947
Office Depot, Inc. *                                      7,591          301,363
OfficeMax, Inc. (a)                                       1,770           72,110
Steelcase, Inc. Class A (a)                               3,953           62,023

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

OFFICE FURNISHINGS & SUPPLIES
(CONTINUED)
The Standard Register Company (a)                         1,056   $       13,939
United Stationers, Inc. *                                   691           32,138
                                                                  --------------
                                                                         887,864
PAPER - 0.23%
Bowater, Inc. (a)                                         1,454           29,909
Buckeye Technologies, Inc. *                              1,353           11,500
Chesapeake Corp. (a)                                        590            8,443
International Paper Company                              12,019          416,218
MeadWestvaco Corp. (a)                                    4,307          114,179
Neenah Paper, Inc. (a)                                      477           16,328
P.H. Glatfelter Company (a)                               1,346           18,238
Plum Creek Timber Company, Inc.                           4,321          147,087
Potlatch Corp. (a)                                          884           32,796
Rock-Tenn Company, Class A                                1,261           24,968
Temple-Inland, Inc.                                       2,779          111,438
Wausau-Mosinee Paper Corp.                                1,563           21,101
Xerium Technologies, Inc.                                 1,156           12,808
                                                                  --------------
                                                                         965,013
PETROLEUM SERVICES - 4.01%
Atwood Oceanics, Inc. *                                     840           37,775
Baker Hughes, Inc.                                        8,341          568,856
Basic Energy Services, Inc. *                             1,513           36,917
BJ Services Company                                       7,921          238,660
Bronco Drilling Company, Inc. * (a)                         569           10,003
Diamond Offshore Drilling, Inc. (a)                       3,171          229,485
Dril-Quip, Inc. *                                           512           34,652
ENSCO International, Inc.                                 3,722          163,135
Exxon Mobil Corp.                                       145,850        9,786,535
GlobalSantaFe Corp.                                       5,908          295,341
Grey Wolf, Inc. * (a)                                     5,092           34,015
Gulfmark Offshore, Inc. *                                   605           19,263
Halliburton Company                                      25,302          719,842
Hercules Offshore, Inc. * (a)                               563           17,481
Hornbeck Offshore Services, Inc. * (a)                      637           21,339
Lone Star Technologies, Inc. *                              769           37,204
Magellan Midstream Holdings (a)                             967           21,758
Metretek Technologies, Inc. * (a)                         1,230           14,686
Newpark Resources, Inc. * (a)                             2,433           12,968
Oceaneering International, Inc. *                         1,382           42,566
PetroHawk Energy Corp. * (a)                              3,690           38,302
Petroleum Development Corp. *                               505           20,144
Pioneer Drilling Company *                                1,275           16,371
Pride International, Inc. *                               3,731          102,304
Rentech, Inc. * (a)                                       2,854           13,214
RPC, Inc. (a)                                             1,777           32,555
Schlumberger, Ltd.                                       29,050        1,801,972
SEACOR SMIT, Inc. *                                         630           51,975
Smith International, Inc.                                 5,206          201,993
Superior Energy Services, Inc. *                          1,992           52,310
Superior Well Services, Inc. * (a)                          558           11,048

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Tesoro Petroleum Corp.                                    1,686   $       97,754
TETRA Technologies, Inc. *                                1,776           42,908
Tidewater, Inc.                                           1,395           61,645
Todco, Class A * (a)                                      1,556           53,838
Transocean, Inc. *                                        8,135          595,726
Universal Compression Holdings, Inc. * (a)                  837           44,738
Valero Energy Corp.                                      15,327          788,881
Veritas DGC, Inc. *                                         932           61,344
Warrior Energy Service Corp. *                              817           21,038
W-H Energy Services, Inc. *                                 749           31,061
World Fuel Services Corp.                                   660           26,697
                                                                  --------------
                                                                      16,510,299
PHARMACEUTICALS - 4.14%
Abbott Laboratories                                      38,288        1,859,265
Adams Respiratory Therapeutics, Inc. *                      867           31,724
Adolor Corp. * (a)                                        1,345           18,655
Alexion Pharmaceuticals, Inc. * (a)                         867           29,461
Alkermes, Inc. * (a)                                      2,425           38,436
Allergan, Inc.                                            3,533          397,851
Allos Therapeutics, Inc. * (a)                            5,731           21,606
Altus Pharmaceuticals, Inc. * (a)                         1,062           16,960
AmerisourceBergen Corp.                                   5,074          229,345
Amylin Pharmaceuticals, Inc. * (a)                        2,782          122,603
Anadys Pharmaceuticals, Inc. * (a)                          936            2,714
Andrx Corp. * (a)                                         1,996           48,762
Array BioPharma, Inc. * (a)                               1,615           13,760
Atherogenics, Inc. *                                      1,167           15,369
AVANIR Pharmaceuticals * (a)                                922            6,380
Barr Pharmaceuticals, Inc. *                              2,663          138,316
Bentley Pharmaceuticals, Inc. * (a)                         524            6,288
Biocryst Pharmaceuticals, Inc. * (a)                        717            8,941
Bristol-Myers Squibb Company                             48,187        1,200,820
Celgene Corp. * (a)                                       8,446          365,712
Connetics Corp. * (a)                                     1,028           11,205
Critical Therapeutics, Inc. * (a)                         1,247            2,993
Cubist Pharmaceuticals, Inc. * (a)                        1,485           32,284
Eli Lilly & Company                                      27,867        1,588,419
Encysive Pharmaceuticals, Inc. * (a)                      1,783            7,667
Endo Pharmaceutical Holdings, Inc. *                      3,321          108,099
Forest Laboratories, Inc. *                               8,672          438,890
Gilead Sciences, Inc. *                                  11,033          757,967
Hi-Tech Pharmacal Company, Inc. *                           282            3,564
Hospira, Inc. *                                           3,921          150,057
Idenix Pharmaceuticals, Inc. * (a)                        1,381           13,396
Indevus Pharmaceuticals, Inc. * (a)                       6,365           37,681
Isis Pharmaceuticals, Inc. * (a)                          2,163           15,530
King Pharmaceuticals, Inc. *                              6,064          103,270
Medicis Pharmaceutical Corp., Class A (a)                 1,436           46,455
Merck & Company, Inc.                                    54,226        2,272,069
Mylan Laboratories, Inc.                                  5,423          109,165
Nastech Pharmaceutical Company, Inc. * (a)                  732           11,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Noven Pharmaceuticals, Inc. * (a)                           759   $       18,307
NPS Pharmaceuticals, Inc. * (a)                           1,459            5,559
Nuvelo, Inc. * (a)                                        1,597           29,129
Onyx Pharmaceuticals, Inc. * (a)                          1,011           17,480
OSI Pharmaceuticals, Inc. * (a)                           1,479           55,507
Par Pharmaceutical Companies, Inc. *                        956           17,437
PDL BioPharma, Inc. * (a)                                 2,798           53,722
Penwest Pharmaceuticals Company * (a)                       847           14,103
Peregrine Pharmaceuticals, Inc. * (a)                    11,295           14,345
Pfizer, Inc.                                            180,467        5,118,044
Pharmion Corp. * (a)                                        907           19,546
Pozen, Inc. * (a)                                         1,071           13,773
Prestige Brands Holdings, Inc. * (a)                      1,485           16,543
Regeneron Pharmaceuticals, Inc. *                         1,603           25,151
Renovis, Inc. * (a)                                         767           10,554
Salix Pharmaceuticals, Ltd. * (a)                         1,079           14,631
Santarus, Inc. * (a)                                      3,089           22,920
Schering-Plough Corp.                                    36,441          804,982
Sciele Pharma, Inc. * (a)                                 1,052           19,820
Sepracor, Inc. * (a)                                      2,635          127,639
SONUS Pharmaceuticals, Inc. * (a)                         4,073           19,102
Supergen, Inc. * (a)                                      1,922            8,957
Theravance, Inc. * (a)                                    1,556           42,074
Unigene Laboratories, Inc. *                              2,181            5,453
United Therapeutics Corp. * (a)                             587           30,841
Valeant Pharmaceuticals International (a)                 2,490           49,252
Vertex Pharmaceuticals, Inc. * (a)                        2,436           81,971
ViroPharma, Inc. *                                        1,642           19,983
Watson Pharmaceuticals, Inc. *                            2,598           67,990
                                                                  --------------
                                                                      17,027,664
PHOTOGRAPHY - 0.04%
Eastman Kodak Company (a)                                 7,159          160,362

PLASTICS - 0.01%
Spartech Corp.                                              894           23,932

PUBLISHING - 0.41%
American Greetings Corp., Class A (a)                     1,725           39,882
Consolidated Graphics, Inc. * (a)                           388           23,346
Courier Corp. (a)                                           409           15,190
Gannett Company, Inc.                                     5,936          337,343
John Wiley & Sons, Inc., Class A                          1,480           53,295
Mcclatchy Company, Class A                                1,934           81,596
McGraw-Hill Companies, Inc.                               9,089          527,435
Media General, Inc., Class A (a)                            610           23,009
Meredith Corp.                                            1,079           53,227
Multi-Color Corp.                                           395           11,356
Playboy Enterprises, Inc., Class B * (a)                  1,100           10,351
PRIMEDIA, Inc. * (a)                                      7,618           11,579
Readers Digest Association, Inc.,
   Class A (a)                                            2,734           35,433
Scholastic Corp. *                                        1,047           32,614
Sun-Times Media Group, Inc.                               2,878           18,937
Tribune Company (a)                                       7,608          248,934

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

PUBLISHING (CONTINUED)
Valassis Communications, Inc. *                           1,297   $       22,892
Value Line, Inc. (a)                                        333           15,521
VistaPrint, Ltd. *                                          645           16,731
Warner Music Group Corp.                                  3,495           90,695
                                                                  --------------
                                                                       1,669,366
RAILROADS & EQUIPMENT - 0.54%
Burlington Northern Santa Fe Corp.                        9,110          669,038
CSX Corp.                                                10,330          339,134
GATX Corp. (a)                                            1,255           51,919
Genesee & Wyoming, Inc., Class A *                        1,048           24,335
Greenbrier Company, Inc. (a)                                480           13,925
Kansas City Southern * (a)                                1,973           53,883
Norfolk Southern Corp.                                    9,948          438,209
PAM Transportation Services, Inc. *                         634           15,888
RailAmerica, Inc. * (a)                                   1,320           14,414
Union Pacific Corp.                                       6,400          563,200
Wabtec Corp.                                              1,237           33,560
                                                                  --------------
                                                                       2,217,505
REAL ESTATE - 2.42%
Aames Investment Corp., REIT                              1,930            6,794
Acadia Realty Trust, REIT                                   882           22,491
Affordable Residential Communities, REIT *                1,485           14,390
Agree Realty Corp., REIT (a)                                550           18,068
Alexander's, Inc., REIT * (a)                               141           43,745
Alexandria Real Estate Equities, Inc., REIT                 478           44,836
AMB Property Corp., REIT                                  1,997          110,055
American Campus Communities, Inc., REIT (a)                 583           14,872
American Financial Realty Trust, REIT (a)                 3,361           37,509
American Home Mortgage Investment Corp.,
   REIT (a)                                               1,223           42,646
American Land Lease, Inc., REIT                             618           14,678
American Mortgage Acceptance Company,
   REIT (a)                                                 767           13,837
American Real Estate Partners LP (a)                      1,222           64,644
AmREIT, Inc.                                              3,003           22,012
Annaly Mortgage Management, Inc., REIT (a)                2,939           38,618
Anthracite Capital, Inc., REIT (a)                        1,225           15,754
Anworth Mortgage Asset Corp., REIT                        1,245           10,396
Apartment Investment & Management
   Company, Class A, REIT (a)                             2,356          128,190
Arbor Realty Trust, Inc. - REIT (a)                         473           12,090
Archstone-Smith Trust, REIT                               5,064          275,684
Ashford Hospitality Trust, Inc., REIT                     1,419           16,929
Associated Estates Realty Corp., REIT                     1,445           22,354
Avalon Bay Communities, Inc., REIT                        1,693          203,837
Avatar Holdings, Inc. * (a)                                 251           14,824
BioMed Realty Trust, Inc., REIT                             874           26,517
BNP Residential Properties, Inc., REIT                      968           22,990
Boston Properties, Inc., REIT                             2,655          274,368
Brandywine Realty Trust, REIT                             2,026           65,946
BRE Properties, Inc., Class A, REIT                       1,195           71,377
Brookfield Properties Corp. (a)                           2,417           85,368

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
BRT Realty Trust, REIT (a)                                  738   $       20,937
California Coastal Communities, Inc., REIT *
   (a)                                                      345            7,093
Camden Property Trust, REIT                               1,198           91,060
Capital Lease Funding, Inc., REIT                         1,470           16,302
Capital Trust, Inc., REIT (a)                               416           16,944
CBL & Associates Properties, Inc., REIT (a)               1,231           51,591
Cedar Shopping Centers, Inc., REIT                        1,013           16,380
CentraCore Properties Trust, REIT                           506           16,066
Colonial Properties Trust, REIT                             840           40,160
Corporate Office Properties Trust, REIT (a)               1,040           46,550
Cousins Properties, Inc., REIT (a)                        1,233           42,181
Crescent Real Estate Equities Company,
   REIT (a)                                               2,784           60,719
Deerfield Triarc Capital Corp., REIT                        899           11,786
Developers Diversified Realty Corp., REIT                 2,549          142,132
DiamondRock Hospitality Company, REIT                     1,050           17,441
Digital Realty Trust, Inc., REIT                            840           26,309
Duke Realty Corp., REIT                                   3,343          124,861
Dynex Capital, Inc. * (a)                                 2,878           19,570
Eagle Hospitality Properties Trust, Inc.,
   REIT                                                   1,261           11,727
EastGroup Properties, Inc., REIT                            444           22,138
Education Realty Trust, Inc., REIT (a)                      731           10,790
Entertainment Properties Trust, REIT (a)                    641           31,614
Equity Inns, Inc., REIT                                   1,520           24,198
Equity Lifestyle Properties, Inc., REIT                     582           26,603
Equity Office Properties Trust, REIT                      9,904          393,783
Equity One, Inc., REIT (a)                                1,954           46,837
Equity Residential, REIT                                  7,017          354,920
Essex Property Trust, Inc., REIT                            542           65,799
Extra Space Storage, Inc., REIT                           1,097           18,989
Federal Realty Investment Trust, REIT                     1,231           91,463
FelCor Lodging Trust, Inc., REIT                          1,785           35,789
Feldman Mall Properties, Inc. (a)                           924           10,192
Fieldstone Investment Corp., REIT (a)                     1,381           12,056
First Industrial Realty Trust, Inc., REIT (a)               951           41,844
First Potomac Realty Trust, REIT                            511           15,442
Franklin Street Properties Corp., REIT (a)                  890           17,675
General Growth Properties, Inc., REIT                     5,876          279,991
Getty Realty Corp., REIT (a)                                640           18,739
Gladstone Commercial Corp., REIT                            905           18,190
Glenborough Realty Trust, Inc., REIT (a)                    928           23,877
Glimcher Realty Trust, REIT (a)                           1,169           28,968
Global Signal, Inc., REIT                                 1,508           76,275
GMH Communities Trust, REIT                               1,179           14,879
Government Properties Trust, Inc., REIT                   1,726           15,569
Gramercy Captial Corp., REIT (a)                            604           15,227
Health Care Property Investors, Inc., REIT                3,275          101,689
Health Care REIT, Inc.                                    1,285           51,413
Healthcare Realty Trust, Inc., REIT (a)                   1,092           41,944
Heritage Property Investment Trust, REIT                  1,199           43,716
Hersha Hospitality Trust, REIT (a)                        1,446           13,882
Highland Hospitality Corp., REIT                          1,307           18,729
Highwoods Properties, Inc., REIT                          1,218           45,322

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Home Properties, Inc., REIT                                 738   $       42,184
HomeBanc Corp., Georgia, REIT (a)                         4,661           28,665
Hospitality Properties Trust, REIT                        1,583           74,718
Host Hotels & Resorts, Inc., REIT                        12,050          276,306
Housevalues, Inc. * (a)                                     863            5,040
HRPT Properties Trust, REIT                               4,873           58,232
Impac Mortgage Holdings, Inc., REIT (a)                   1,955           18,318
Inland Real Estate Corp., REIT (a)                        1,898           33,253
Innkeepers USA Trust, REIT                                1,264           20,591
iStar Financial, Inc., REIT                               2,425          101,122
Jones Lang LaSalle, Inc., REIT                              860           73,513
Kilroy Realty Corp., REIT                                   734           55,300
Kimco Realty Corp., REIT (a)                              5,337          228,797
Kite Realty Group Trust, REIT                               810           13,802
KKR Financial Corp., REIT                                 1,101           27,019
LaSalle Hotel Properties, REIT                              857           37,142
Lexington Corporate Property Trust, REIT                  1,330           28,169
Liberty Property Trust, REIT (a)                          1,948           93,095
LTC Properties, Inc., REIT (a)                              702           17,023
Luminent Mortgage Capital, Inc., REIT                     1,219           12,544
Mack-California Realty Corp., REIT                        1,325           68,635
Maguire Properties, Inc., REIT (a)                        1,286           52,392
Maxus Realty Trust, Inc. *                                1,430           18,948
Medical Properties Trust, Inc., REIT                      1,030           13,792
MFA Mortgage Investments, Inc., REIT                      2,154           16,047
Mid-America Apartment Communities, Inc.,
   REIT                                                     668           40,895
Mission West Properties, Inc., REIT (a)                   1,383           15,780
Monmouth Capital Corp.                                    3,578           18,963
Monmouth Real Estate Investment Corp., REIT               2,009           16,072
MortgageIT Holdings, Inc., REIT (a)                         805           11,334
National Health Investments, Inc., REIT (a)                 600           16,998
National Retail Properties, Inc., REIT                    1,520           32,832
Nationwide Health Properties, Inc., REIT                  1,747           46,715
New Century Financial Corp., REIT (a)                     1,331           52,322
New Plan Realty Trust, Inc., REIT (a)                     2,383           64,460
New York Mortgage Trust, Inc., REIT                       1,643            6,342
Newcastle Investment Corp., REIT (a)                      1,016           27,849
NorthStar Realty Finance Corp., REIT                      1,254           15,926
Novastar Financial, Inc., REIT (a)                          742           21,659
Omega Healthcare Investors, REIT                          1,611           24,181
One Liberty Properties, Inc., REIT                          843           18,883
Opteum, Inc., REIT                                          873            7,028
Origen Financial, Inc.                                    2,054           11,646
Pan Pacific Retail Properties, Inc., REIT                   899           62,409
Parkway Properties, Inc., REIT (a)                          305           14,179
Pennsylvania Real Estate
   Investment Trust, REIT (a)                               945           40,229
PMC Commercial Trust, REIT                                1,073           15,022
Post Properties, Inc., REIT                               1,052           49,991
ProLogis, REIT                                            5,558          317,139
PS Business Parks, Inc., REIT                               588           35,456

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Public Storage, Inc., REIT                                3,949   $      339,575
Ramco-Gershenson Properties Trust, REIT                     500           15,975
Realogy Corp., REIT *                                     6,300          142,884
Realty Income Corp., REIT (a)                             1,886           46,603
Reckson Associates Realty Corp., REIT (a)                 1,827           78,196
Redwood Trust, Inc., REIT                                   533           26,847
Regency Centers Corp., REIT                               1,383           95,095
Saul Centers, Inc., REIT                                    452           20,340
Saxon Capital, Inc., REIT (a)                             1,489           20,906
Senior Housing Properties Trust, REIT (a)                 1,825           38,945
Simon Property Group, Inc., REIT                          5,543          502,307
Sizeler Property Investors, Inc., REIT (a)                1,053           15,827
SL Green Realty Corp., REIT                                 949          106,003
Sovran Self Storage, Inc., REIT                             309           17,165
Spirit Finance Corp., REIT (a)                            1,816           21,084
Strategic Hotel Cap, Inc., REIT                           1,088           21,629
Sun Communities, Inc., REIT                                 500           15,980
Sunstone Hotel Investors, Inc., REIT                        940           27,937
Supertel Hospitality, Inc.                                3,159           21,039
Tanger Factory Outlet Centers, Inc.,
   REIT (a)                                                 791           28,175
Tarragon Realty Investments, Inc., REIT (a)                 701            7,297
Taubman Centers, Inc., REIT                               1,389           61,699
The Macerich Company, REIT                                1,461          111,562
The Mills Corp., REIT (a)                                 1,397           23,344
The St. Joe Company (a)                                   1,851          101,564
Thornburg Mortgage, Inc., REIT (a)                        2,085           53,105
Trammell Crow Company, REIT * (a)                           976           35,634
Trizec Properties, Inc., REIT                             3,905          112,894
Trustreet Properties, Inc., REIT (a)                      1,801           22,531
UMH Properties, REIT                                        882           13,627
United Capital Corp. * (a)                                  470           12,544
United Dominion Realty Trust, Inc., REIT (a)              3,435          103,737
Universal Health Realty Income Trust,
   REIT (a)                                                 381           13,659
Urstadt Biddle Properties, Inc., REIT (a)                   957           17,389
U-Store-It Trust, REIT                                    1,086           23,306
Ventas, Inc., REIT                                        2,153           82,977
Vornado Realty Trust, REIT                                3,169          345,421
W. P. Carey & Company LLC (a)                             1,077           29,628
Washington Real Estate Investment Trust,
   REIT (a)                                               1,085           43,183
Weingarten Realty Investors, REIT                         2,206           94,902
Wellsford Real Properties, Inc. *                         2,736           20,137
Windrose Medical Properties Trust, REIT (a)               1,026           18,140
Winston Hotels, Inc., REIT (a)                            1,145           14,106
Winthrop Realty Trust, REIT                               2,231           14,390
                                                                  --------------
                                                                       9,942,415
RETAIL GROCERY - 0.31%
Arden Group, Inc. (a)                                       149           17,344
Ingles Markets, Inc.                                      1,172           30,917
Nash-Finch Company (a)                                      371            8,730
Pathmark Stores, Inc. * (a)                               1,141           11,353
Ruddick Corp.                                             1,244           32,381

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY (CONTINUED)
Safeway, Inc.                                            10,800   $      327,780
Smart & Final, Inc. *                                     1,051           17,940
SUPERVALU, Inc.                                           4,804          142,439
The Great Atlantic & Pacific Tea Company,
   Inc. * (a)                                             1,068           25,717
The Kroger Company                                       17,628          407,912
United Natural Foods, Inc. * (a)                          1,094           33,903
Weis Markets, Inc. (a)                                      654           26,029
Whole Foods Market, Inc.                                  3,100          184,233
Wild Oats Markets, Inc. * (a)                               980           15,847
                                                                  --------------
                                                                       1,282,525
RETAIL TRADE - 4.99%
99 Cents Only Stores * (a)                                2,028           23,991
A.C. Moore Arts & Crafts, Inc. * (a)                        572           10,885
Aaron Rents, Inc., Class B (a)                            1,343           30,862
Abercrombie & Fitch Company, Class A                      2,147          149,174
Advance Auto Parts, Inc.                                  2,666           87,818
Aeropostale, Inc. *                                       1,447           42,296
American Eagle Outfitters, Inc.                           3,820          167,431
AnnTaylor Stores Corp. *                                  1,816           76,018
Barnes & Noble, Inc.                                      1,735           65,826
Bed Bath & Beyond, Inc. *                                 7,254          277,538
Best Buy Company, Inc.                                   12,002          642,827
Big 5 Sporting Goods Corp. (a)                              697           15,892
Big Lots, Inc. * (a)                                      3,052           60,460
BJ's Wholesale Club, Inc. *                               1,712           49,956
Blair Corp.                                                 277            7,147
Bon-Ton Stores, Inc. (a)                                    535           15,911
Borders Group, Inc. (a)                                   1,847           37,679
Build A Bear Workshop, Inc. * (a)                           569           12,956
Building Materials Holding Corp. (a)                        708           18,422
Cabela's, Inc. * (a)                                      1,563           33,964
CarMax, Inc. * (a)                                        2,588          107,945
Casey's General Stores, Inc.                              1,293           28,795
Cash America International, Inc.                            842           32,905
Cato Corp., Class A                                         882           19,325
Charlotte Russe Holding, Inc. *                             412           11,346
Charming Shoppes, Inc. *                                  3,032           43,297
Chico's FAS, Inc. *                                       4,406           94,861
Childrens Place Retail Stores, Inc. * (a)                   723           46,294
Christopher & Banks Corp. (a)                             1,072           31,603
Circuit City Stores, Inc. (a)                             4,544          114,100
Citi Trends, Inc. * (a)                                     380           13,114
Claire's Stores, Inc.                                     2,384           69,517
Coldwater Creek, Inc. * (a)                               2,349           67,557
Conn's, Inc. * (a)                                          634           13,232
Cost Plus, Inc. * (a)                                       654            7,828
Costco Wholesale Corp.                                   11,530          572,810
CSS Industries, Inc. (a)                                    278            8,262
CVS Corp.                                                19,903          639,284
Deb Shops, Inc. (a)                                         469           12,025
Dick's Sporting Goods, Inc. * (a)                         1,295           58,948

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Dillard's, Inc., Class A (a)                              2,125   $       69,551
Dollar General Corp. (a)                                  7,991          108,917
Dollar Tree Stores, Inc. *                                2,705           83,747
DSW, Inc., Class A * (a)                                  1,168           36,792
Family Dollar Stores, Inc.                                4,078          119,241
Federated Department Stores, Inc.                        12,900          557,409
Finish Line, Inc. (a)                                     1,326           16,734
First Cash Financial Services, Inc. *                     1,108           22,814
Foot Locker, Inc.                                         3,812           96,253
Fossil, Inc. * (a)                                        1,887           40,646
Fred's, Inc., Class A                                     1,167           14,728
FTD Group, Inc. *                                           974           15,048
GameStop Corp., Class A * (a)                             1,791           82,887
Gap, Inc.                                                20,413          386,826
Genesco, Inc. * (a)                                         586           20,199
Guitar Center, Inc. * (a)                                   669           29,891
Hibbett Sporting Goods, Inc. *                              985           25,787
Home Depot, Inc.                                         50,640        1,836,713
Hot Topic, Inc. * (a)                                     1,270           14,148
Inergy Holdings LP (a)                                      484           16,650
J.C. Penney Company, Inc.                                 6,112          418,000
Jo Ann Stores, Inc. * (a)                                   635           10,617
Kenneth Cole Productions, Inc., Class A (a)                 634           15,451
Kohl's Corp. *                                            8,427          547,081
Limited Brands, Inc.                                      9,797          259,523
Longs Drug Stores Corp.                                     947           43,571
Lowe's Companies, Inc.                                   38,024        1,066,953
Marinemax, Inc. * (a)                                       499           12,700
Michael's Stores, Inc.                                    3,332          145,075
MSC Industrial Direct Company, Inc., Class A              1,618           65,917
NBTY, Inc. *                                              1,745           51,076
New York & Company, Inc. * (a)                            1,412           18,469
Nordstrom, Inc.                                           6,667          282,014
Pacific Sunwear of California, Inc. * (a)                 1,916           28,893
Pantry, Inc. * (a)                                          608           34,273
Payless ShoeSource, Inc. *                                1,729           43,052
PETCO Animal Supplies, Inc. *                             1,539           44,077
PETsMART, Inc.                                            3,552           98,568
Pier 1 Imports, Inc. (a)                                  2,370           17,585
RadioShack Corp. (a)                                      3,305           63,787
Regis Corp.                                               1,107           39,686
Rent-A-Center, Inc. * (a)                                 1,880           55,065
Retail Ventures, Inc. * (a)                               1,178           18,153
Rite Aid Corp. * (a)                                     13,707           62,230
Ross Stores, Inc.                                         3,604           91,578
Saks, Inc. * (a)                                          3,567           61,638
School Specialty, Inc. * (a)                                595           20,998
Sears Holdings Corp. *                                    3,883          613,863
Sonic Automotive, Inc. (a)                                  798           18,426
Spectrum Brands, Inc. * (a)                               1,330           11,225
Staples, Inc.                                            17,880          435,020
Stein Mart, Inc.                                          1,183           17,993

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Steven Madden, Ltd. *                                       819   $       32,138
Systemax, Inc. * (a)                                      1,358           21,755
Talbots, Inc. (a)                                         1,333           36,324
Target Corp.                                             21,340        1,179,035
The Buckle, Inc. (a)                                        491           18,629
The Dress Barn, Inc. *                                    1,516           33,079
The Men's Wearhouse, Inc.                                 1,364           50,754
The TJX Companies, Inc.                                  11,646          326,437
The Yankee Candle, Inc. (a)                               1,218           35,651
Tiffany & Company                                         3,484          115,669
Tractor Supply Company *                                    969           46,764
Transport World Entertainment Corp. *                     1,276            7,733
Tuesday Morning Corp. (a)                                 1,133           15,726
Tween Brands, Inc. *                                        896           33,690
United Rentals, Inc. * (a)                                1,964           45,663
Urban Outfitters, Inc. * (a)                              4,077           72,122
ValueVision Media, Inc., Class A * (a)                    1,303           15,102
Walgreen Company                                         25,097        1,114,056
Wal-Mart Stores, Inc.                                   102,256        5,043,266
Williams-Sonoma, Inc. (a)                                 2,802           90,757
Zale Corp. *                                              1,324           36,728
Zumiez, Inc. * (a)                                          728           19,656
                                                                  --------------
                                                                      20,518,373
SANITARY SERVICES - 0.31%
Allied Waste Industries, Inc. *                           8,256           93,045
Aqua America, Inc. (a)                                    3,190           69,988
Artesian Resources Corp., Class A                           585           11,004
Casella Waste Systems, Inc., Class A * (a)                  859            8,882
Darling International, Inc. * (a)                         3,093           12,960
Ecolab, Inc.                                              6,146          263,172
Flanders Corp. * (a)                                      1,019            8,722
Insituform Technologies, Inc., Class A * (a)                842           20,444
Nalco Holding Company *                                   3,677           68,098
Republic Services, Inc.                                   3,061          123,083
Stericycle, Inc. * (a)                                    1,003           69,999
Waste Connections, Inc. *                                 1,048           39,730
Waste Management, Inc.                                   13,228          485,203
                                                                  --------------
                                                                       1,274,330
SEMICONDUCTORS - 2.64%
Actel Corp. * (a)                                           828           12,875
Advanced Analogic Technologies, Inc. * (a)                1,105            6,066
Advanced Energy Industries, Inc. *                        1,181           20,124
Advanced Micro Devices, Inc. *                           11,750          291,988
Altera Corp. *                                            8,744          160,715
American Superconductor Corp. * (a)                       1,355           12,547
Amis Holdings, Inc. *                                     2,325           22,064
Amkor Technology, Inc. * (a)                              4,866           25,109
Analog Devices, Inc.                                      8,814          259,043
Applied Materials, Inc. (a)                              39,656          703,101
Applied Micro Circuits Corp. *                            9,203           26,597
Asyst Technologies, Inc. *                                3,708           25,066

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Atmel Corp. * (a)                                        12,481   $       75,385
ATMI, Inc. *                                                884           25,698
Axcelis Technologies, Inc. * (a)                          3,094           21,844
Broadcom Corp., Class A *                                12,882          390,840
Brooks Automation, Inc. *                                 2,227           29,062
Cirrus Logic, Inc. *                                      2,551           18,597
Conexant Systems, Inc. * (a)                             13,286           26,572
Credence Systems Corp. * (a)                              2,751            7,840
Cree, Inc. * (a)                                          1,931           38,832
Cymer, Inc. * (a)                                           927           40,705
Cypress Semiconductor Corp. * (a)                         3,407           60,542
Diodes, Inc. *                                              594           25,643
DSP Group, Inc. *                                           814           18,600
Emcore Corp. * (a)                                        1,867           11,053
Emulex Corp. *                                            2,143           38,938
Entegris, Inc. *                                          3,709           40,465
Exar Corp. *                                              1,159           15,403
Fairchild Semiconductor International,
   Inc. *                                                 3,000           56,100
FormFactor, Inc. * (a)                                    1,039           43,773
Freescale Semiconductor, Inc., Class B *                  9,746          370,445
Genesis Microchip, Inc. * (a)                               929           10,934
Hittite Microwave Corp. *                                   728           32,396
Ikanos Communications, Inc. * (a)                           571            6,721
Integrated Device Technology, Inc. *                      4,953           79,545
Intel Corp.                                             142,975        2,940,996
International Rectifier Corp. *                           1,710           59,576
Intersil Corp., Class A                                   3,798           93,241
IXYS Corp. *                                              1,048            8,793
KLA-Tencor Corp.                                          4,734          210,521
Kopin Corp. * (a)                                         2,386            7,993
Kulicke & Soffa Industries, Inc. * (a)                    1,704           15,063
Lam Research Corp. *                                      3,319          150,450
Lattice Semiconductor Corp. *                             3,641           24,832
Linear Technology Corp.                                   7,317          227,705
LSI Logic Corp. * (a)                                     9,725           79,940
LTX Corp. * (a)                                           2,407           12,059
Marvell Technology Group, Ltd. *                         13,948          270,173
Mattson Technology, Inc. * (a)                            1,633           13,554
Maxim Integrated Products, Inc.                           7,894          221,585
MEMC Electronic Materials, Inc. *                         5,220          191,209
Micrel, Inc. * (a)                                        2,389           22,911
Microchip Technology, Inc.                                5,003          162,197
Micron Technology, Inc. *                                17,650          307,110
Microsemi Corp. *                                         1,610           30,349
MKS Instruments, Inc. *                                   1,566           31,805
National Semiconductor Corp.                              8,385          197,299
Netlogic Microsystems, Inc. * (a)                           526           13,345
Novellus Systems, Inc. *                                  3,384           93,601
NVIDIA Corp. *                                            8,388          248,201
OmniVision Technologies, Inc. * (a)                       1,517           21,648
ON Semiconductor Corp. *                                  6,957           40,907
Pericom Semiconductor Corp. *                             1,252           12,207

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Photronics, Inc. *                                        1,017   $       14,370
Pixelworks, Inc. *                                        1,533            4,522
PLX Technology, Inc. * (a)                                1,683           17,453
PMC-Sierra, Inc. * (a)                                    4,593           27,282
Power Integrations, Inc. *                                  884           17,326
QLogic Corp. *                                            4,592           86,789
Rambus, Inc. * (a)                                        2,674           46,635
Rudolph Technologies, Inc. *                                696           12,758
Semitool, Inc. * (a)                                      1,295           13,390
Semtech Corp. *                                           1,939           24,742
Sigmatel, Inc. * (a)                                        993            4,647
Silicon Image, Inc. *                                     2,166           27,552
Silicon Laboratories, Inc. *                              1,353           41,970
Skyworks Solutions, Inc. * (a)                            4,267           22,146
Spansion, Inc. * (a)                                      2,791           46,526
Stakek Holdings, Inc. * (a)                               1,367            8,175
Teradyne, Inc. * (a)                                      4,828           63,536
Tessera Technologies, Inc. * (a)                          1,185           41,214
Texas Instruments, Inc.                                  38,525        1,280,956
Triquint Semiconductor, Inc. *                            4,285           22,282
Ultratech, Inc. * (a)                                       754           10,043
Varian Semiconductor Equipment Associates,
   Inc. * (a)                                             1,351           49,582
Veeco Instruments, Inc. * (a)                               987           19,888
Volterra Semiconductor Corp. * (a)                          842           13,683
Xilinx, Inc.                                              8,437          185,192
                                                                  --------------
                                                                      10,863,157
SHIPBUILDING - 0.00%
Maritrans, Inc.                                             452           16,543

SOFTWARE - 3.08%
Activision, Inc. * (a)                                    6,764          102,136
Adobe Systems, Inc. *                                    14,739          551,976
Advent Software, Inc. * (a)                                 841           30,453
Allscripts Healthcare Solution, Inc. * (a)                1,185           26,603
Altiris, Inc. *                                             860           18,137
American Reprographics Company *                          1,242           39,819
ANSYS, Inc. *                                               844           37,288
Aspen Technology, Inc. *                                  1,136           12,405
Autodesk, Inc. *                                          5,700          198,246
Avid Technology, Inc. * (a)                               1,051           38,277
BEA Systems, Inc. *                                       9,720          147,744
Blackbaud, Inc.                                           1,298           28,543
Blackboard, Inc. * (a)                                      704           18,656
BMC Software, Inc. *                                      5,392          146,770
Borland Software Corp. *                                  2,488           14,256
Bottomline Technologies, Inc. * (a)                         701            6,842
CA, Inc.                                                 14,394          340,994
CIBER, Inc. * (a)                                         1,953           12,948
Citrix Systems, Inc. *                                    4,350          157,514
Compuware Corp. *                                         9,683           75,431
Concur Technologies, Inc. * (a)                           1,136           16,529

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Convera Corp. * (a)                                       1,155   $        6,110
Covansys Corp. *                                          1,149           19,694
Dendrite International, Inc. *                            1,224           11,971
Eclipsys Corp. * (a)                                      1,383           24,770
Epicor Software Corp. * (a)                               1,485           19,468
EPIQ Systems, Inc. * (a)                                    586            8,620
Equinix, Inc. * (a)                                         649           39,005
Faro Technologies, Inc. * (a)                               502            9,588
Hyperion Solutions Corp. *                                1,465           50,513
i2 Technologies, Inc. * (a)                                 605           11,332
InfoUSA, Inc. *                                           1,618           13,429
Intermediate Telephone, Inc. (a)                            814           17,582
Intuit, Inc. *                                            8,808          282,649
iPass, Inc. * (a)                                         2,298           10,755
JDA Software Group, Inc. * (a)                              960           14,803
Keane, Inc. *                                             1,789           25,780
Lawson Software, Inc. *                                   2,977           21,583
Macrovision Corp. *                                       1,394           33,024
Magma Design Automation, Inc. * (a)                       1,215           11,057
Manhattan Associates, Inc. * (a)                            889           21,461
Mantech International Corp. *                               795           26,243
MapInfo Corp. *                                             818           10,495
McDATA Corp., Class A *                                   4,322           21,740
Mercury Interactive Corp. * (a)                             936           48,232
Microsoft Corp.                                         249,674        6,823,590
MicroStrategy, Inc., Class A * (a)                          383           39,001
Midway Games, Inc. * (a)                                  2,296           20,159
Monolithic Power Systems, Inc. * (a)                        601            5,686
MRO Software, Inc. *                                        890           22,846
NAVTEQ Corp. *                                            2,236           58,382
Neoware Systems, Inc. * (a)                                 376            5,110
Novell, Inc. *                                            9,462           57,907
Nuance Communications, Inc. * (a)                         4,002           32,696
Omnicell, Inc. * (a)                                        978           17,496
Open Solutions, Inc. * (a)                                  625           18,006
OpenTV Corp., Class A * (a)                               4,252           12,118
Opsware, Inc. * (a)                                       3,124           28,147
Oracle Corp. *                                          126,604        2,245,955
Packeteer, Inc. *                                         1,010            8,696
PDF Solutions, Inc. * (a)                                   890            9,754
Progress Software Corp. * (a)                             1,013           26,338
QAD, Inc. (a)                                             1,379           11,142
Quality Systems, Inc. * (a)                                 714           27,696
Red Hat, Inc. * (a)                                       4,438           93,553
Secure Computing Corp. * (a)                              1,183            7,488
Smith Micro Software, Inc. * (a)                          1,354           19,471
SPSS, Inc. *                                                606           15,108
Take-Two Interactive Software, Inc. * (a)                 1,830           26,096
Taleo Corp. * (a)                                           619            6,264
THQ, Inc. * (a)                                           1,585           46,234
Tradestation Group, Inc. * (a)                            1,474           22,213
Transaction Systems Architects, Inc.,
   Class A *                                              1,040           35,693

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
TriZetto Group, Inc. * (a)                                1,250   $       18,925
Ulticom, Inc. *                                           1,360           14,158
Ultimate Software Group, Inc. * (a)                         759           17,859
VeriFone Holdings, Inc. * (a)                             1,678           47,907
Verint Systems, Inc. *                                      861           25,873
Voxware, Inc. *                                           1,156            5,479
Websense, Inc. *                                          1,216           26,278
                                                                  --------------
                                                                      12,680,795
STEEL - 0.27%
AK Steel Holding Corp. * (a)                              3,083           37,428
Allegheny Technologies, Inc.                              2,453          152,552
Carpenter Technology Corp.                                  606           65,151
Chaparral Steel Company *                                 1,236           42,098
NS Group, Inc. *                                            596           38,472
Nucor Corp.                                               7,574          374,837
Oregon Steel Mills, Inc. *                                  966           47,208
Ryerson, Inc. (a)                                           768           16,811
Schnitzer Steel Industries, Inc. (a)                        842           26,557
Steel Dynamics, Inc. (a)                                  1,364           68,814
Steel Technologies, Inc.                                    400            7,852
Texas Industries, Inc. (a)                                  594           30,924
United States Steel Corp.                                 2,832          163,350
Worthington Industries, Inc. (a)                          2,219           37,856
                                                                  --------------
                                                                       1,109,910
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.17%
ADC Telecommunications, Inc. * (a)                        2,923           43,845
ADTRAN, Inc.                                              1,920           45,773
Aeroflex, Inc. *                                          2,286           23,500
Alaska Communications Systems Group,
   Inc. (a)                                               1,363           18,087
Andrew Corp. *                                            4,240           39,135
Arris Group, Inc. *                                       2,512           28,788
At Road, Inc. * (a)                                       2,300           13,432
Atheros Communications, Inc. * (a)                        1,466           26,579
Avaya, Inc. *                                            12,061          137,978
Broadwing Corp. * (a)                                     2,736           34,528
Carrier Access Corp. *                                    2,530           17,963
Ciena Corp. *                                             2,233           60,849
Citizens Communications Company                           8,565          120,253
Commonwealth Telephone Enterprises, Inc.                    531           21,893
Commscope, Inc. * (a)                                     1,470           48,304
Comtech Telecommunications Corp. *                          596           19,954
Comverse Technology, Inc. *                               5,049          108,251
Consolidated Communications Holdings, Inc.                  942           17,625
Corning, Inc. *                                          37,062          904,683
CT Communications, Inc. (a)                               1,008           21,894
Ditech Networks, Inc. * (a)                                 892            6,877
Embarq Corp.                                              3,610          174,616
Essex Corp. * (a)                                           606           10,544
Fairpoint Communications, Inc.                            1,162           20,219
FiberTower Corp. * (a)                                    2,076           19,618

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Finisar Corp. * (a)                                       7,070   $       25,664
General Communication, Inc. * (a)                         1,902           23,566
Global Crossing, Ltd. *                                     709           14,535
GlobeTel Communications Corp. * (a)                       2,363            1,229
Harmonic, Inc. * (a)                                      2,336           17,170
InterDigital Communication Corp. * (a)                    1,596           54,424
Iowa Telecommunications Services, Inc. (a)                  899           17,791
J2 Global Communications, Inc. * (a)                      1,232           33,473
JDS Uniphase Corp. * (a)                                 38,446           84,197
Level 3 Communications, Inc. * (a)                       22,568          120,739
Lucent Technologies, Inc. *                             110,201          257,870
Mastec, Inc. * (a)                                        1,635           18,099
MRV Communications, Inc. * (a)                            4,132           11,404
NeuStar, Inc., Class A * (a)                              1,389           38,545
Newport Corp. *                                           1,358           22,135
NTELOS Holdings Corp. *                                   3,301           42,154
Oplink Communications, Inc. * (a)                           938           18,741
Plantronics, Inc. (a)                                     1,265           22,175
Polycom, Inc. *                                           2,636           64,661
Powerwave Technologies, Inc. * (a)                        2,958           22,481
Premiere Global Services, Inc. *                          2,122           18,419
QUALCOMM, Inc.                                           40,485        1,471,630
RCN Corp. *                                               1,124           31,809
SAVVIS, Inc. * (a)                                        1,166           33,231
SBA Communications Corp. *                                2,917           70,971
Shenandoah Telecommunications Company                       334           14,519
Sirenza Microdevices, Inc. * (a)                          1,641           12,964
Sonus Networks, Inc. * (a)                                6,821           35,878
Stratex Networks, Inc. *                                  2,698           11,979
SureWest Communications (a)                                 618           12,032
Symmetricom, Inc. * (a)                                   1,441           11,629
Tekelec, Inc. * (a)                                       1,743           22,589
Tellabs, Inc. *                                          11,244          123,234
UTStarcom, Inc. * (a)                                     3,272           29,023
Viasat, Inc. * (a)                                          822           20,616
Vonage Holdings Corp. * (a)                               1,978           13,609
Westell Technologies, Inc., Class A *                     2,825            5,904
                                                                  --------------
                                                                       4,836,277
TELEPHONE - 2.55%
ALLTEL Corp.                                              7,976          442,668
AT&T, Inc.                                               96,463        3,140,835
Atlantic Tele-Network, Inc.                                 840           15,523
BellSouth Corp.                                          44,942        1,921,270
Centennial Communications Corp., Class A *                2,831           15,089
CenturyTel, Inc.                                          3,074          121,946
Cincinnati Bell, Inc. *                                   7,217           34,786
Harris Corp.                                              3,269          145,438
IDT Corp. * (a)                                           2,741           39,525
North Pittsburgh Systems, Inc. (a)                          650           16,361
Qwest Communications International,
   Inc. * (a)                                            46,356          404,224
Sprint Nextel Corp.                                      72,219        1,238,556

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELEPHONE (CONTINUED)
U.S. Cellular Corp. *                                     2,120   $      126,564
Verizon Communications, Inc.                             72,555        2,693,967
Windstream Corp. *                                       10,324          136,174
                                                                  --------------
                                                                      10,492,926
TIRES & RUBBER - 0.03%
Bandag, Inc. (a)                                            517           21,218
Cooper Tire & Rubber Company (a)                          1,725           17,353
Goodyear Tire & Rubber Company * (a)                      4,426           64,177
Myers Indiana, Inc.                                       1,079           18,343
                                                                  --------------
                                                                         121,091
TOBACCO - 1.15%
Alliance One International, Inc. * (a)                    3,610           14,801
Altria Group, Inc.                                       50,928        3,898,538
Loews Corp. - Carolina Group                              1,444           79,983
Reynolds American, Inc. (a)                               7,220          447,424
Schweitzer Mauduit International, Inc.                      486            9,224
Universal Corp.                                             618           22,576
UST, Inc. (a)                                             4,045          221,787
Vector Group, Ltd. (a)                                    1,364           22,123
                                                                  --------------
                                                                       4,716,456
TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                              4,466          101,601
Jakks Pacific, Inc. * (a)                                   764           13,622
Marvel Entertainment, Inc. * (a)                          2,565           61,919
Mattel, Inc.                                              9,978          196,567
Russ Berrie & Company, Inc. * (a)                           865           13,183
                                                                  --------------
                                                                         386,892
TRANSPORTATION - 0.27%
Alexander & Baldwin, Inc. (a)                             1,100           48,807
American Commercial Lines, Inc. * (a)                       503           29,903
Bristow Group, Inc. *                                       603           20,743
C.H. Robinson Worldwide, Inc.                             4,258          189,822
Con-way, Inc.                                             1,301           58,311
Eagle Bulk Shipping, Inc.                                   795           12,784
Expeditors International of Washington, Inc.              5,272          235,026
Genco Shipping & Trading, Ltd. (a)                          639           14,480
General Maritime Corp. (a)                                1,004           36,726
Kirby Corp. *                                             1,384           43,361
K-Sea Transportation Partners LP (a)                        311           10,590
Laidlaw International, Inc.                               2,593           70,867
Macquarie Infrastructure Company Trust (a)                  778           24,258
Marten Transport, Ltd. *                                    822           14,048
Martin Midstream Partners LP *                              364           12,012
Overseas Shipholding Group, Inc. (a)                        977           60,349
Pacer International, Inc.                                 1,142           31,702
Saia, Inc. * (a)                                            642           20,929
Ship Finance International, Ltd. (a)                      1,165           23,183
Teekay Shipping Corp.                                     1,850           76,053
Universal Truckload Services, Inc. * (a)                    615           15,972

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION (CONTINUED)
UTI Worldwide, Inc.                                       1,749   $       48,919
                                                                  --------------
                                                                       1,098,845
TRAVEL SERVICES - 0.44%
Ambassadors Group, Inc.                                     676           19,117
American Express Company                                 30,699        1,721,600
Sabre Holdings Corp.                                      3,208           75,035
                                                                  --------------
                                                                       1,815,752
TRUCKING & FREIGHT - 0.88%
Arkansas Best Corp.                                         697           29,992
Covenant Transport, Inc. * (a)                              805            9,829
EGL, Inc. *                                               1,056           38,481
Fedex Corp.                                               7,397          803,906
Forward Air Corp. (a)                                       938           31,038
Heartland Express, Inc.                                   2,765           43,355
Hub Group, Inc., Class A *                                1,204           27,427
J.B. Hunt Transport Services, Inc.                        3,997           83,018
Knight Transportation, Inc. (a)                           2,286           38,748
Landstar Systems, Inc.                                    1,506           64,306
Navistar International Corp. *                            1,786           46,115
Old Dominion Freight Lines, Inc. *                        1,068           32,072
OMI Corp. (a)                                             1,941           42,139
Oshkosh Truck Corp.                                       1,803           90,997
Plains All American Pipeline LP (a)                       1,689           77,947
Ryder Systems, Inc.                                       1,564           80,828
Swift Transportation, Inc. * (a)                          1,960           46,491
United Parcel Service, Inc., Class B                     26,978        1,940,797
Wabash National Corp. (a)                                   876           11,993
Werner Enterprises, Inc. (a)                              2,127           39,796
YRC Worldwide, Inc. * (a)                                 1,424           52,745
                                                                  --------------
                                                                       3,632,020
UTILITY SERVICE - 0.01%
Distributed Energy Systems Corp. * (a)                    1,022            3,301
SJW Corp. (a)                                               656           19,621
                                                                  --------------
                                                                          22,922
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 336,422,862)                          $  408,103,152
                                                                  --------------
WARRANTS - 0.00%

ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
   (Expiration date 10/24/2007; strike
   price $4.88) *                                            24                0
                                                                  --------------
TOTAL WARRANTS (Cost $ 0)                                         $            0
                                                                  --------------
RIGHTS - 0.00%

PHARMACEUTICALS - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date
   6/12/2008) *                                              19                1
                                                                  --------------
TOTAL RIGHTS (Cost $ 0)                                           $            1
                                                                  --------------

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS - 0.00%
METAL & METAL PRODUCTS - 0.00%
Mueller Industries, Inc.
   6.00% due 11/01/2014 (a)                      $        4,000   $        3,680
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $3,932)                               $        3,680
                                                                  --------------
SHORT TERM INVESTMENTS - 13.92%
Rabobank USA Finance Corp.
   5.36% due 10/02/2006                          $    2,360,000   $    2,359,649
State Street Navigator Securities Lending
   Prime Portfolio (c)                               53,938,198       53,938,198
U.S. Treasury Bills
   5.103% due 10/19/2006 ****                         1,000,000          997,515
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $57,295,362)                                                $   57,295,362
                                                                  --------------
TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
   (COST $393,722,156) - 113.09%                                  $  465,402,195
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.09)%                     (53,885,001)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  411,517,194
                                                                  ==============

U.S. CORE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 96.87%

AEROSPACE - 1.79%
Boeing Company                                           22,300   $    1,758,355
General Dynamics Corp.                                   28,000        2,006,760
Lockheed Martin Corp.                                    31,400        2,702,284
Northrop Grumman Corp.                                   67,900        4,621,953
Raytheon Company                                         27,000        1,296,270
United Technologies Corp.                                95,800        6,068,930
                                                                  --------------
                                                                      18,454,552
AGRICULTURE - 0.54%
Archer-Daniels-Midland Company                          146,900        5,564,572

AIR TRAVEL - 0.01%
Southwest Airlines Company                                5,700           94,962

ALUMINUM - 0.43%
Alcoa, Inc.                                             159,800        4,480,792

AMUSEMENT & THEME PARKS - 0.45%
Walt Disney Company                                     150,100        4,639,591

APPAREL & TEXTILES - 0.62%
Cintas Corp.                                              8,000          326,640
Hanesbrands, Inc. *                                       9,000          202,590
Jones Apparel Group, Inc.                                28,300          918,052
Liz Claiborne, Inc. (a)                                  46,300        1,829,313
Mohawk Industries, Inc. * (a)                            14,700        1,094,415
VF Corp.                                                 27,800        2,028,010
                                                                  --------------
                                                                       6,399,020
AUTO PARTS - 0.57%
AutoZone, Inc. *                                         25,200        2,603,160

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
Johnson Controls, Inc.                                   45,500   $    3,264,170
                                                                  --------------
                                                                       5,867,330
AUTO SERVICES - 0.23%
AutoNation, Inc. *                                      115,900        2,422,310

AUTOMOBILES - 0.62%
Ford Motor Company (a)                                  491,400        3,975,426
General Motors Corp.                                     10,500          349,230
PACCAR, Inc.                                             36,500        2,081,230
                                                                  --------------
                                                                       6,405,886
BANKING - 3.07%
Bank of America Corp.                                   222,602       11,924,789
Bank of New York Company, Inc. (c)                       53,800        1,896,988
BB&T Corp.                                               56,000        2,451,680
Comerica, Inc.                                           40,300        2,293,876
Fifth Third Bancorp. (a)                                 30,400        1,157,632
First Horizon National Corp. (a)                         10,000          380,100
Golden West Financial Corp.                               9,200          710,700
KeyCorp                                                  25,500          954,720
National City Corp.                                     177,200        6,485,520
US Bancorp                                               62,800        2,086,216
Wells Fargo Company (c)                                  37,800        1,367,604
                                                                  --------------
                                                                      31,709,825
BIOTECHNOLOGY - 0.29%
Amgen, Inc. *                                            11,400          815,442
Applera Corp.                                            55,500        1,837,605
Biogen Idec, Inc. *                                       7,200          321,696
                                                                  --------------
                                                                       2,974,743
BROADCASTING - 0.29%
CBS Corp., Class B                                       19,900          560,583
News Corp.                                              125,300        2,462,145
                                                                  --------------
                                                                       3,022,728
BUILDING MATERIALS & CONSTRUCTION - 0.28%
American Standard Companies, Inc.                        37,800        1,586,466
Masco Corp.                                              48,200        1,321,644
                                                                  --------------
                                                                       2,908,110
BUSINESS SERVICES - 2.25%
Affiliated Computer Services, Inc.,
   Class A *                                             36,900        1,913,634
Computer Sciences Corp. *                                41,200        2,023,744
DST Systems, Inc. *                                      13,900          857,213
Electronic Data Systems Corp.                            55,400        1,358,408
First Data Corp.                                        106,800        4,485,600
Fluor Corp.                                               4,700          361,383
Global Payments, Inc.                                     4,900          215,649
H & R Block, Inc.                                        23,400          508,716
Jacobs Engineering Group, Inc. *                          2,300          171,879
Manpower, Inc.                                           37,900        2,322,133
Moody's Corp.                                            89,200        5,831,896
Pitney Bowes, Inc.                                       52,000        2,307,240
Robert Half International, Inc.                          24,500          832,265
                                                                  --------------
                                                                      23,189,760

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION - 0.09%
Comcast Corp., Class A *                                 26,200   $      965,470

CELLULAR COMMUNICATIONS - 0.18%
Motorola, Inc.                                           72,900        1,822,500

CHEMICALS - 0.38%
Air Products & Chemicals, Inc.                           10,100          670,337
E.I. Du Pont De Nemours & Company                        53,900        2,309,076
PPG Industries, Inc.                                     14,100          945,828
                                                                  --------------
                                                                       3,925,241
COMPUTERS & BUSINESS EQUIPMENT - 2.78%
CDW Corp.                                                19,600        1,208,928
Cisco Systems, Inc. *                                    78,500        1,805,500
Cognizant Technology Solutions Corp.,
   Class A *                                              3,400          251,804
Dell, Inc. *                                            379,200        8,660,928
Hewlett-Packard Company                                 266,700        9,785,223
International Business Machines Corp.                    49,200        4,031,448
Lexmark International, Inc. * (a)                        49,400        2,848,404
Network Appliance, Inc. *                                 2,700           99,927
                                                                  --------------
                                                                      28,692,162
CONSTRUCTION MATERIALS - 0.11%
Martin Marietta Materials, Inc.                          12,000        1,015,440
Sherwin-Williams Company                                  1,900          105,982
                                                                  --------------
                                                                       1,121,422
CONTAINERS & GLASS - 0.00%
Pactiv Corp. *                                            1,600           45,472

COSMETICS & TOILETRIES - 0.56%
Avon Products, Inc.                                      48,900        1,499,274
Colgate-Palmolive Company                                31,800        1,974,780
Estee Lauder Companies, Inc., Class A                     5,700          229,881
Kimberly-Clark Corp.                                     31,700        2,071,912
                                                                  --------------
                                                                       5,775,847
CRUDE PETROLEUM & NATURAL GAS - 0.97%
Apache Corp.                                             17,500        1,106,000
Devon Energy Corp.                                       22,000        1,389,300
Marathon Oil Corp.                                       30,400        2,337,760
Occidental Petroleum Corp.                               98,600        4,743,646
Sunoco, Inc.                                              6,200          385,578
                                                                  --------------
                                                                       9,962,284
DRUGS & HEALTH CARE - 0.17%
Wyeth                                                    34,100        1,733,644

ELECTRICAL EQUIPMENT - 0.83%
Emerson Electric Company                                102,400        8,587,264

ELECTRICAL UTILITIES - 0.05%
CenterPoint Energy, Inc. (a)                              6,900           98,808
FirstEnergy Corp.                                           400           22,344
The AES Corp. *                                          16,900          344,591
                                                                  --------------
                                                                         465,743
ELECTRONICS - 0.31%
Agilent Technologies, Inc. *                             59,700        1,951,593

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Amphenol Corp., Class A                                   1,700   $      105,281
Arrow Electronics, Inc. *                                12,400          340,132
Harman International Industries, Inc.                     1,200          100,128
Jabil Circuit, Inc.                                       3,500           99,995
Thermo Electron Corp. *                                  15,600          613,548
                                                                  --------------
                                                                       3,210,677
FINANCIAL SERVICES - 12.50%
A.G. Edwards, Inc.                                        1,900          101,232
Bear Stearns Companies, Inc.                             18,900        2,647,890
Capital One Financial Corp.                               1,300          102,258
Charles Schwab Corp.                                    126,100        2,257,190
CIT Group, Inc.                                          26,200        1,274,106
Citigroup, Inc.                                         701,000       34,818,670
E*TRADE Financial Corp. *                                55,600        1,329,952
Federal Home Loan Mortgage Corp.                         71,300        4,729,329
Federal National Mortgage Association                   198,300       11,086,953
Federated Investors, Inc., Class B                       30,300        1,024,443
Fiserv, Inc. *                                           24,000        1,130,160
Goldman Sachs Group, Inc.                                69,600       11,774,232
Janus Capital Group, Inc.                                11,400          224,808
Jefferies Group, Inc.                                     7,500          213,750
JPMorgan Chase & Company                                392,200       18,417,712
Lehman Brothers Holdings, Inc.                           68,100        5,029,866
Mellon Financial Corp.                                   75,200        2,940,320
Merrill Lynch & Company, Inc.                           128,700       10,066,914
Morgan Stanley                                           77,600        5,657,816
PNC Financial Services Group, Inc.                       60,200        4,360,888
State Street Corp. (c)                                   42,800        2,670,720
T. Rowe Price Group, Inc. (c)                            12,300          588,555
Washington Mutual, Inc.                                 150,558        6,544,756
                                                                  --------------
                                                                     128,992,520
FOOD & BEVERAGES - 3.41%
Campbell Soup Company (a)                                29,700        1,084,050
Dean Foods Company *                                     34,300        1,441,286
H.J. Heinz Company                                       46,400        1,945,552
Hormel Foods Corp.                                        8,500          305,830
Kraft Foods, Inc., Class A (a)                           61,100        2,178,826
McCormick & Company, Inc.                                 8,600          326,628
Pepsi Bottling Group, Inc.                               31,400        1,114,700
PepsiCo, Inc.                                            14,500          946,270
Sara Lee Corp.                                           85,500        1,373,985
Starbucks Corp. *                                       323,700       11,021,985
Sysco Corp.                                              20,900          699,105
The Coca-Cola Company                                   249,000       11,125,320
Tyson Foods, Inc., Class A (a)                           99,900        1,586,412
                                                                  --------------
                                                                      35,149,949
FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                    20,900          523,127
HEALTHCARE PRODUCTS - 1.34%
Baxter International, Inc.                               20,500          931,930
Becton, Dickinson & Company                              28,300        1,999,961

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Biomet, Inc.                                             24,700   $      795,093
Johnson & Johnson                                       111,000        7,208,340
Medtronic, Inc.                                           2,200          102,168
Patterson Companies, Inc. *                               3,000          100,830
Stryker Corp.                                            27,600        1,368,684
Varian Medical Systems, Inc. *                           23,900        1,276,021
                                                                  --------------
                                                                      13,783,027
HEALTHCARE SERVICES - 4.88%
Cardinal Health, Inc.                                   122,600        8,059,724
Caremark Rx, Inc.                                        39,700        2,249,799
Express Scripts, Inc. *                                  89,900        6,786,551
Health Net, Inc. *                                       23,000        1,000,960
IMS Health, Inc.                                          3,700           98,568
Laboratory Corp. of America Holdings *                    7,100          465,547
Lincare Holdings, Inc. *                                 36,400        1,260,896
McKesson Corp.                                          167,100        8,809,512
Quest Diagnostics, Inc.                                  63,500        3,883,660
UnitedHealth Group, Inc.                                359,900       17,707,080
                                                                  --------------
                                                                      50,322,297
HOLDINGS COMPANIES/CONGLOMERATES - 0.49%
General Electric Company                                 47,700        1,683,810
Loews Corp.                                              53,100        2,012,490
Textron, Inc.                                            15,300        1,338,750
                                                                  --------------
                                                                       5,035,050
HOMEBUILDERS - 0.31%
Centex Corp.                                             16,200          852,444
KB Home (a)                                               7,900          346,020
Lennar Corp., Class A                                    21,000          950,250
NVR, Inc. * (a)                                           1,100          588,500
Pulte Homes, Inc. (a)                                    14,600          465,156
                                                                  --------------
                                                                       3,202,370
HOTELS & RESTAURANTS - 0.22%
Darden Restaurants, Inc.                                 16,100          683,767
Marriott International, Inc., Class A                    18,000          695,520
McDonald's Corp.                                         21,700          848,904
                                                                  --------------
                                                                       2,228,191
HOUSEHOLD APPLIANCES - 0.33%
Whirlpool Corp. (a)                                      40,300        3,389,633
HOUSEHOLD PRODUCTS - 0.17%
Energizer Holdings, Inc. *                                5,800          417,542
Newell Rubbermaid, Inc.                                  46,300        1,311,216
                                                                  --------------
                                                                       1,728,758
INDUSTRIAL MACHINERY - 1.32%
Caterpillar, Inc.                                        88,900        5,849,620
Cummins, Inc.                                             8,500        1,013,455
Deere & Company                                          27,400        2,299,134
Dover Corp.                                              15,100          716,344
Parker-Hannifin Corp.                                    20,000        1,554,600
Terex Corp. *                                            21,800          985,796

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
W.W. Grainger, Inc.                                      18,200   $    1,219,764
                                                                  --------------
                                                                      13,638,713
INDUSTRIALS - 0.17%
Fastenal Company (a)                                     45,400        1,751,078

INSURANCE - 6.55%
AFLAC, Inc.                                             163,000        7,458,880
Allstate Corp.                                           35,600        2,233,188
Ambac Financial Group, Inc.                              32,600        2,697,650
American International Group, Inc.                      245,300       16,253,578
Aon Corp.                                               108,000        3,657,960
Brown & Brown, Inc. (a)                                  40,200        1,228,512
Chubb Corp.                                              24,700        1,283,412
CIGNA Corp.                                              13,200        1,535,424
Cincinnati Financial Corp.                                4,200          201,852
Fidelity National Financial, Inc.                        52,100        2,169,965
First American Corp.                                     13,000          550,420
Hartford Financial Services Group, Inc.                   8,600          746,050
Lincoln National Corp.                                   47,000        2,917,760
Marsh & McLennan Companies, Inc.                         16,400          461,660
MBIA, Inc.                                               30,400        1,867,776
MetLife, Inc.                                            21,500        1,218,620
MGIC Investment Corp.                                    26,400        1,583,208
Old Republic International Corp.                         74,400        1,647,960
PMI Group, Inc. (a)                                      39,100        1,712,971
Principal Financial Group, Inc. (a)                      21,600        1,172,448
Progressive Corp.                                       196,500        4,822,110
Prudential Financial, Inc.                                5,000          381,250
Radian Group, Inc.                                       22,900        1,374,000
St. Paul Travelers Companies, Inc.                       23,800        1,115,982
TorchmarK Corp.                                          40,800        2,574,888
UnumProvident Corp. (a)                                 104,500        2,026,255
W.R. Berkley Corp.                                       75,250        2,663,098
                                                                  --------------
                                                                      67,556,877
INTERNATIONAL OIL - 0.75%
Anadarko Petroleum Corp.                                109,500        4,799,385
ConocoPhillips                                           29,170        1,736,490
Hess Corp.                                               28,200        1,168,044
                                                                  --------------
                                                                       7,703,919
LEISURE TIME - 0.41%
International Game Technology, Inc.                     102,700        4,262,050

LIFE SCIENCES - 0.01%
Pharmaceutical Product Development, Inc.                  2,600           92,794

LIQUOR - 0.64%
Anheuser-Busch Companies, Inc.                          118,200        5,615,682
Brown Forman Corp., Class B (a)                          13,000          996,450
                                                                  --------------
                                                                       6,612,132
MANUFACTURING - 1.99%
3M Company                                               23,200        1,726,544
Danaher Corp.                                            99,700        6,846,399
Eaton Corp.                                              32,200        2,216,970

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Harley-Davidson, Inc. (a)                                40,500   $    2,541,375
Illinois Tool Works, Inc.                               129,500        5,814,550
Rockwell Automation, Inc.                                24,400        1,417,640
                                                                  --------------
                                                                      20,563,478
MEDICAL-HOSPITALS - 0.01%
Health Management Associates, Inc., Class A               4,800          100,320

OFFICE FURNISHINGS & SUPPLIES - 0.40%
Avery Dennison Corp.                                      1,700          102,289
Office Depot, Inc. *                                    100,900        4,005,730
                                                                  --------------
                                                                       4,108,019
PAPER - 0.18%
International Paper Company                              41,400        1,433,682
Temple-Inland, Inc.                                      11,000          441,100
                                                                  --------------
                                                                       1,874,782
PETROLEUM SERVICES - 2.31%
Baker Hughes, Inc.                                       41,100        2,803,020
Exxon Mobil Corp.                                       313,700       21,049,270
                                                                  --------------
                                                                      23,852,290
PHARMACEUTICALS - 11.36%
Abbott Laboratories                                      91,300        4,433,528
Allergan, Inc.                                           13,700        1,542,757
AmerisourceBergen Corp.                                 131,100        5,925,720
Barr Pharmaceuticals, Inc. *                             27,800        1,443,932
Bristol-Myers Squibb Company                            241,700        6,023,164
Endo Pharmaceutical Holdings, Inc. *                      6,600          214,830
Forest Laboratories, Inc. *                             224,900       11,382,189
King Pharmaceuticals, Inc. *                            109,400        1,863,082
Merck & Company, Inc.                                   888,000       37,207,200
Pfizer, Inc.                                          1,663,200       47,168,352
                                                                  --------------
                                                                     117,204,754
PHOTOGRAPHY - 0.09%
Eastman Kodak Company (a)                                41,400          927,360

PUBLISHING - 0.26%
Gannett Company, Inc.                                    46,600        2,648,278

RAILROADS & EQUIPMENT - 1.10%
Burlington Northern Santa Fe Corp.                       67,000        4,920,480
CSX Corp.                                                33,800        1,109,654
Norfolk Southern Corp.                                   35,900        1,581,395
Union Pacific Corp.                                      41,900        3,687,200
                                                                  --------------
                                                                      11,298,729
RETAIL GROCERY - 1.37%
Safeway, Inc.                                           153,300        4,652,655
SUPERVALU, Inc.                                          74,333        2,203,973
The Kroger Company                                      314,300        7,272,902
                                                                  --------------
                                                                      14,129,530
RETAIL TRADE - 12.92%
Abercrombie & Fitch Company, Class A                      7,300          507,204
American Eagle Outfitters, Inc.                          14,600          639,918
Bed Bath & Beyond, Inc. *                                92,800        3,550,528

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Best Buy Company, Inc.                                   50,000   $    2,678,000
Chico's FAS, Inc. * (a)                                  10,200          219,606
Circuit City Stores, Inc.                                26,900          675,459
Costco Wholesale Corp.                                   96,800        4,809,024
CVS Corp.                                                 5,000          160,600
Dollar General Corp.                                     90,200        1,229,426
Family Dollar Stores, Inc. (a)                           52,900        1,546,796
Foot Locker, Inc.                                        11,300          285,325
Gap, Inc.                                                13,700          259,615
Home Depot, Inc.                                      1,003,600       36,400,572
Kohl's Corp. *                                           37,200        2,415,024
Limited Brands, Inc.                                     47,400        1,255,626
Lowe's Companies, Inc.                                  804,200       22,565,852
Ross Stores, Inc.                                        27,300          693,693
Staples, Inc.                                           158,100        3,846,573
Target Corp.                                              8,700          480,675
The TJX Companies, Inc.                                 102,700        2,878,681
Tiffany & Company                                        19,700          654,040
Walgreen Company                                        169,300        7,515,227
Wal-Mart Stores, Inc.                                   767,300       37,843,236
Williams-Sonoma, Inc. (a)                                 6,200          200,818
                                                                  --------------
                                                                     133,311,518
SANITARY SERVICES - 0.42%
Ecolab, Inc.                                             21,900          937,758
Waste Management, Inc.                                   92,500        3,392,900
                                                                  --------------
                                                                       4,330,658
SEMICONDUCTORS - 0.52%
Applied Materials, Inc.                                  77,000        1,365,210
Intel Corp.                                             147,800        3,040,246
Intersil Corp., Class A                                   4,100          100,655
Microchip Technology, Inc.                                9,100          295,022
National Semiconductor Corp.                             25,500          600,015
                                                                  --------------
                                                                       5,401,148
SOFTWARE - 0.76%
BEA Systems, Inc. *                                      82,900        1,260,080
BMC Software, Inc. *                                     34,300          933,646
Citrix Systems, Inc. *                                   47,200        1,709,112
Intuit, Inc. *                                           52,700        1,691,143
Microsoft Corp.                                          81,900        2,238,327
Oracle Corp. *                                            1,100           19,514
                                                                  --------------
                                                                       7,851,822
STEEL - 0.29%
Nucor Corp.                                              60,400        2,989,196

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.06%
QUALCOMM, Inc.                                          298,600       10,854,110
Tellabs, Inc. *                                           8,800           96,448
                                                                  --------------
                                                                      10,950,558
TELEPHONE - 6.44%
ALLTEL Corp.                                              1,700           94,350

U.S. CORE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELEPHONE (CONTINUED)
AT&T, Inc.                                              647,957   $   21,097,480
BellSouth Corp.                                         428,200       18,305,550
CenturyTel, Inc.                                         33,200        1,317,044
Harris Corp.                                              2,200           97,878
Qwest Communications International,
   Inc. * (a)                                           337,800        2,945,616
Verizon Communications, Inc.                            608,400       22,589,892
                                                                  --------------
                                                                      66,447,810
TOBACCO - 1.60%
Altria Group, Inc.                                      166,600       12,753,230
Reynolds American, Inc. (a)                              29,900        1,852,903
UST, Inc. (a)                                            35,400        1,940,982
                                                                  --------------
                                                                      16,547,115
TRANSPORTATION - 0.75%
C.H. Robinson Worldwide, Inc.                            83,200        3,709,056
Expeditors International of Washington, Inc.             90,700        4,043,406
                                                                  --------------
                                                                       7,752,462
TRUCKING & FREIGHT - 1.62%
Fedex Corp.                                             148,100       16,095,508
J.B. Hunt Transport Services, Inc.                       29,200          606,484
                                                                  --------------
                                                                      16,701,992
                                                                  --------------
TOTAL COMMON STOCKS (Cost $962,836,143)                           $  999,406,211
                                                                  --------------
SHORT TERM INVESTMENTS - 3.19%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   32,912,968   $   32,912,968
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $32,912,968)                                                $   32,912,968
                                                                  --------------
REPURCHASE AGREEMENTS - 1.17%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $12,021,956 on 10/2/2006,
   collateralized by $12,140,000
   Federal National Mortgage
   Association, 5.50% due
   12/22/2015 (valued at
   $12,261,400, including interest) (c)          $   12,018,000   $   12,018,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $12,018,000)                                                $   12,018,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. CORE TRUST)
   (COST $1,007,767,111) - 101.23%                                $1,044,337,179
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (1.23)%                                                           (12,686,869)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,031,650,310
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) -
CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.36%

BIOTECHNOLOGY - 9.97%
Amgen, Inc. *                                           405,010   $   28,970,365
Genzyme Corp. *                                         419,273       28,288,350
                                                                  --------------
                                                                      57,258,715
BUSINESS SERVICES - 4.73%
Automatic Data Processing, Inc.                         573,652       27,156,686

COMPUTERS & BUSINESS EQUIPMENT - 2.88%
Dell, Inc. *                                            723,810       16,531,820

COSMETICS & TOILETRIES - 8.17%
Colgate-Palmolive Company                               361,833       22,469,829
Procter & Gamble Company                                394,363       24,442,619
                                                                  --------------
                                                                      46,912,448
FINANCIAL SERVICES - 3.87%
State Street Corp. (c)                                  356,236       22,229,126

FOOD & BEVERAGES - 15.76%
PepsiCo, Inc.                                           438,900       28,642,614
Starbucks Corp. *                                       674,588       22,969,722
Sysco Corp.                                             576,047       19,268,772
The Coca-Cola Company                                   439,475       19,635,743
                                                                  --------------
                                                                      90,516,851
HEALTHCARE PRODUCTS - 8.21%
Johnson & Johnson                                       257,896       16,747,766
Medtronic, Inc.                                         348,508       16,184,712
Stryker Corp.                                           287,000       14,232,330
                                                                  --------------
                                                                      47,164,808
HOLDINGS COMPANIES/CONGLOMERATES - 4.87%
General Electric Company                                792,301       27,968,225

INSURANCE - 3.01%
American International Group, Inc.                      260,556       17,264,441

INTERNET RETAIL - 3.25%
eBay, Inc. *                                            658,743       18,681,951

LEISURE TIME - 2.26%
Electronic Arts, Inc. *                                 233,614       13,007,627

PHARMACEUTICALS - 3.86%
Teva Pharmaceutical Industries, Ltd., SADR              651,027       22,193,510

RETAIL GROCERY - 1.05%
Whole Foods Market, Inc.                                102,000        6,061,860

RETAIL TRADE - 13.38%
Costco Wholesale Corp.                                  404,281       20,084,680
Home Depot, Inc.                                        612,137       22,202,209
Staples, Inc.                                         1,196,769       29,117,390
Wal-Mart Stores, Inc.                                   110,146        5,432,401
                                                                  --------------
                                                                      76,836,680
SOFTWARE - 7.24%
Microsoft Corp.                                       1,100,404       30,074,041
SAP AG, SADR                                            232,400       11,503,800
                                                                  --------------
                                                                      41,577,841

U.S. GLOBAL LEADERS GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.94%
QUALCOMM, Inc.                                          465,300   $   16,913,655

TRUCKING & FREIGHT - 2.91%
United Parcel Service, Inc., Class B                    232,740       16,743,316
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 558,344,259)                          $  565,019,560
                                                                  --------------
REPURCHASE AGREEMENTS - 1.42%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $8,181,692 on 10/02/2006,
   collateralized by $8,385,000
   Federal National Mortgage
   Association, 5.40% due
   06/15/2015 (valued at $8,343,075,
   including interest) (c)                       $    8,179,000   $    8,179,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $ 8,179,000)                                                $    8,179,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. GLOBAL LEADERS
   GROWTH TRUST)
   (COST $566,523,259) - 99.78%                                   $  573,198,560
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.22%                          1,248,832
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  574,447,392
                                                                  ==============

U.S. GOVERNMENT SECURITIES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. TREASURY OBLIGATIONS - 19.43%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.77%
   2.375% due 04/15/2011                         $    3,033,882   $    3,037,082

U.S. TREASURY BONDS - 0.12%
   6.625% due 02/15/2027                                372,000          457,444

U.S. TREASURY NOTES - 18.54%
   3.375% due 11/15/2008 to
      10/15/2009 *** ****                            10,100,000        9,771,265
   3.50% due 05/31/2007 ***                          20,000,000       19,806,240
   4.00% due 02/15/2014 to 02/15/2015 ***            15,914,000       15,269,775
   4.00% due 04/15/2010 *** ****                     15,222,000       14,928,855
   4.25% due 08/15/2015 ***                           7,055,000        6,862,913
   4.50% due 11/15/2015 ***                           6,000,000        5,941,872
                                                                  --------------
                                                                      72,580,920
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $ 77,171,941)                                               $   76,075,446
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 83.76%

FEDERAL HOME LOAN BANK - 1.60%
   5.80% due 09/02/2008 ***                           6,205,000        6,280,627

FEDERAL HOME LOAN MORTGAGE CORP. - 2.23%
   5.00% due 08/01/2033                               1,065,841        1,028,537
   5.00% due 08/01/2033 ***                           3,747,507        3,616,348

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP.
(CONTINUED)
   6.00% due 10/01/2010 to 11/01/2028            $      310,108   $      313,258
   6.00% due 11/01/2028 to 12/01/2028 ***             1,238,122        1,251,553
   6.50% due 12/01/2010                                 100,510          100,995
   7.00% due 02/01/2011 to 06/01/2032                 1,839,399        1,888,070
   7.00% due 07/01/2011 to 02/01/2028 ***               346,707          356,046
   7.50% due 05/01/2007                                   7,621            7,659
   9.00% due 10/01/2017                                  34,011           34,770
   9.50% due 08/01/2020                                  77,133           83,927
   11.75% due 12/01/2013                                  3,959            4,371
   12.00% due 07/01/2020                                 26,414           28,686
                                                                  --------------
                                                                       8,714,220
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 67.64%
   5.00% TBA **                                      95,675,000       92,288,543
   5.4588% due 02/17/2009 (b)***                      4,456,000        4,322,587
   5.50% due 04/01/2018 to 05/01/2018 ***             6,214,548        6,225,313
   5.50% TBA **                                      75,400,000       74,556,500
   6.00% TBA **                                      78,570,000       78,966,019
   6.50% due 03/01/2026 to 06/01/2029                   764,878          783,692
   6.50% due 02/01/2026 ***                             159,714          163,639
   6.527% due 05/25/2030 (b)***                       1,941,353        1,950,683
   7.00% due 07/01/2022 to 01/01/2030                   701,928          724,263
   7.00% due 04/01/2028 to 01/01/2034 ***             1,908,395        1,963,505
   7.50% due 09/01/2029 to 02/01/2031                   431,828          447,419
   8.00% due 06/01/2017 to 12/01/2032                   609,945          643,006
   8.00% due 01/01/2031 to 03/01/2033 ***               608,218          644,359
   8.25% due 09/01/2008                                   3,476            3,514
   8.50% due 02/01/2009                                   1,478            1,503
   8.50% due 08/01/2019 ***                             437,344          465,367
   8.75% due 08/01/2009 to 12/01/2009                    76,543           77,667
   9.00% due 05/01/2021                                  19,461           20,932
   11.50% due 09/15/2013 to 09/01/2019                   91,363          100,484
   12.00% due 01/01/2013 to 04/20/2016                  253,897          285,552
   12.50% due 01/01/2013 to 09/20/2015                  118,387          130,220
   13.50% due 11/15/2014                                 57,266           63,914
                                                                  --------------
                                                                     264,828,681
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.29%
   5.50% TBA **                                      15,400,000       15,294,125
   6.00% TBA **                                      30,000,000       30,351,250
   6.50% due 02/15/2034 to 09/15/2034                 1,215,011        1,247,436
   7.50% due 02/15/2022 to 12/15/2027                   647,293          675,233
   8.50% due 06/15/2025 ***                             510,062          550,295
   11.00% due 09/15/2015                                  1,930            2,139
                                                                  --------------
                                                                      48,120,478
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $327,026,227)                                               $  327,944,006
                                                                  --------------

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 26.62%
American Home Mortgage Assets,
   Series 2006-2, Class 2A1
   5.5144% due 09/25/2046 (b)***                 $    2,136,271   $    2,132,011
American Home Mortgage Investment Trust,
   Series 2006-2, Class 1A1
   5.41% due 06/25/2046 (b)***                        3,544,183        3,544,879
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-8, Class 11A1
   4.0013% due 11/25/2034 (b)                           848,886          871,774
Bear Stearns Alt-A Trust, Series 2004-11,
   Class 2A2
   4.951% due 11/25/2034 (b)***                       3,638,053        3,684,442
Countrywide Alternative Loan Trust, Series
   2005-59, Class 1A1
   5.6556% due 11/20/2035 (b)                         1,034,226        1,037,663
Countrywide Alternative Loan Trust, Series
   2006-OA10, Class 4A1
   5.5144% due 08/25/2046 (b)***                      3,833,450        3,844,164
Countrywide Alternative Loan Trust, Series
   2006-OA11, Class A4
   5.52% due 09/25/2046 (b)***                        3,906,128        3,907,633
Countrywide Alternative Loan Trust, Series
   2006-OA7, Class 3A1
   5.5344% due 06/25/2046 (b)***                      3,335,026        3,330,615
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 1A1
   5.53% due 07/20/2046 (b)***                        3,879,757        3,868,683
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 2A1A
   5.54% due 07/20/2046 (b)***                          874,677          874,706
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 2A1B
   5.53% due 07/20/2046 (b)***                        3,790,267        3,798,625
Countrywide Home Loans, Series 2004-12,
   Class 16A1
   6.3431% due 08/25/2034 (b)                           736,973          749,885
Countrywide Home Loans, Series 2004-20,
   Class 2A1
   6.8819% due 09/25/2034 (b)***                        731,719          744,877
Countrywide Home Loans, Series 2005-7,
   Class 2A1
   5.64% due 03/25/2035 (b)***                        1,902,184        1,910,890
Federal Home Loan Mortgage Corp.,
   Series 2525, Class AM
   4.50% due 04/15/2032 ***                             692,679          630,781
Federal Home Loan Mortgage Corp.,
   Series 2686, Class QI
   5.50% due 01/15/2023 ***                           6,898,982          180,304
Federal National Mortgage Association Whole
   Loan, Series 2003-W14, Class 2A
   5.4744% due 01/25/2043 (b)***                      2,467,281        2,528,165
Greenpoint Mortgage Funding Trust, Series
   2006-AR4, Class A1A
   5.43% due 09/25/2046 (b)                           3,898,102        3,898,103

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Harborview Mortgage Loan Trust,
   Series 2004-2, Class 2A1
   5.59% due 06/19/2034 (b)***                   $      799,809   $      802,355
Impac CMB Trust, Series 2004-5, Class 1A1
   5.69% due 10/25/2034 (b)***                          473,319          473,863
Impac Secured Assets Corp., Series 2005-2,
   Class A1
   5.65% due 03/25/2036 (b)***                        3,337,479        3,343,114
Lehman XS Trust, Series 2005-5N, Class 3A1A
   5.63% due 11/25/2035 (b)***                          160,812          160,950
Lehman XS Trust, Series 2005-7N, Class 1A1B
   5.63% due 12/25/2035 (b)***                          219,353          220,311
Lehman XS Trust, Series 2006-2N, Class 1A1
   5.59% due 02/25/2046 (b)***                          972,059          973,947
Lehman XS Trust, Series 2006-GP3, Class 3A1A
   5.40% due 06/25/2046 (b)***                        3,756,858        3,754,020
Luminent Mortgage Trust, Series 2006-4,
   Class A1A
   5.52% due 05/25/2046 (b)***                        3,681,912        3,676,776
Master Adjustable Rate Mortgages Trust,
   Series 2004-12, Class 5A1
   4.4618% due 10/25/2034 (b)***                      1,346,540        1,346,540
Master Adjustable Rate Mortgages Trust,
   Series 2004-15, Class 1A1
   4.6116% due 12/25/2034 (b)***                        625,703          621,353
Morgan Stanley Mortgage Loan Trust, Series
   2006-8AR, Class 1A2
   5.40% due 06/25/2036 (b)***                        3,371,694        3,373,417
Novastar Mortgage-Backed Notes, Series
   2006-MTA1, Class 2A1A
   5.52% due 09/25/2046 (b)***                        3,691,639        3,693,018
RAAC Series, Series 2006-RP3, Class A
   5.60% due 05/25/2036 (b)***                        4,103,436        4,113,054
Residential Accredit Loans, Inc., Series
   2005-QO3, Class A1
   5.73% due 10/25/2045 (b)***                          165,758          166,243
Residential Accredit Loans, Inc., Series
   2006-QO5, Class 3A1
   5.40% due 05/25/2046 (b)***                        1,082,910        1,082,790
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-16, Class 1A2
   4.9795% due 11/25/2034 (b)***                         95,415           96,117
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-20, Class 2A1
   5.2178% due 01/25/2035 (b)                            64,623           64,410
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR6, Class 1A1
   5.5044% due 07/25/2036 (b)***                      3,970,295        3,972,931
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR6, Class 1A3
   5.5144% due 07/25/2036 (b)***                      3,374,750        3,372,760
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR7, Class A1A
   5.54% due 08/25/2036 (b)                           3,895,316        3,900,136
Thornburg Mortgage Securities Trust, Series
   2005-2, Class A4
   5.58% due 07/25/2045 (b)***                        3,850,112        3,850,085

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Thornburg Mortgage Securities Trust, Series
   2005-3, Class A3
   5.59% due 10/25/2035 (b)***                   $    3,552,835   $    3,557,093
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A2
   5.435% due 06/25/2036 (b)***                       3,900,876        3,893,415
Thornburg Mortgage Securities Trust, Series
   2006-3, Class A3
   5.44% due 06/25/2036 (b)***                        3,913,561        3,923,070
Washington Mutual, Inc., Series 2005-AR17,
   Class A1A1
   5.60% due 12/25/2045 (b)***                        3,609,853        3,622,627
Washington Mutual, Inc., Series 2005-AR17,
   Class A1A2
   5.62% due 12/25/2045 (b)***                          504,875          506,936
Washington Mutual, Inc., Series 2005-AR19,
   Class A1A2
   5.62% due 12/25/2045 (b)                             463,805          465,560
Zuni Mortgage Loan Trust, Series 2006-OA1,
   Class A1
   5.4544% due 08/25/2036 (b)***                      3,668,191        3,663,189
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $105,111,590)                                               $  104,228,280
                                                                  --------------
ASSET BACKED SECURITIES - 19.36%
ACE Securities Corp., Series 2006-GP1,
   Class A
   5.46% due 02/25/2031 (b)***                        3,445,265        3,445,269
ACE Securities Corp., Series 2006-SL3,
   Class A1
   5.43% due 06/25/2036 (b)***                        3,527,625        3,527,957
Aegis Asset Backed Securities Trust, Series
   2004-2, Class A3
   5.81% due 06/25/2034 (b)***                        1,859,533        1,861,857
AmeriCredit Automobile Receivables Trust,
   Series
   2003-BX, Class A4B
   5.8762% due 01/06/2010 (b)                            53,273           53,331
Ameriquest Mortgage Securities, Inc., Series
   2005-R7, Class A2B
   5.50% due 09/25/2035 (b)***                        2,744,372        2,745,231
Bay View Auto Trust, Series 2003-LJ1,
   Class A4
   3.44% due 04/25/2012 ***                           1,257,829        1,228,456
Countrywide Home Equity Loan Trust, Series
   2004-I, Class A
   5.62% due 02/15/2034 (b)***                        3,187,201        3,196,496
Countrywide Home Equity Loan Trust, Series
   2004-R, Class 2A
   5.58% due 03/15/2030 (b)***                        3,449,039        3,463,265
Countrywide Home Equity Loan Trust, Series
   2006-E, Class 2A
   5.47% due 07/15/2036 (b)***                        3,677,110        3,679,461
Credit Suisse Mortgage Capital Certificates,
   Series 2006-CF2, Class A1
   5.59% due 05/25/2036 (b)***                        3,251,514        3,258,628
EMC Mortgage Loan Trust, Series 2006-A,
   Class A1
   5.78% due 12/25/2042 (b)***                          914,791          914,786
GMAC Mortgage Corp. Loan Trust, Series
   2006-HE1, Class A
   5.54% due 11/25/2036 (b)***                        4,000,000        4,001,798

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
GSAA Home Equity Trust, Series 2005-5,
   Class A4
   5.60% due 02/25/2035 (b)***                   $    3,900,000   $    3,911,579
GSAMP Trust, Series 2006-S4, Class A1
   5.4144% due 05/25/2036 (b)***                      4,657,445        4,657,715
IndyMac Seconds Asset Backed Trust,
   Series 2006-A, Class A
   5.46% due 06/25/2036 (b)***                        3,443,001        3,443,008
IXIS Real Estate Capital Trust,
   Series 2006-HE2, Class A1
   5.445% due 08/25/2036 ***                            320,903          320,904
Long Beach Mortgage Loan Trust,
   Series 2005-3, Class 2A2
   5.61% due 09/25/2035 (b)***                        1,100,000        1,102,060
Morgan Stanley ABS Capital I,
   Series 2004-HE8, Class A7
   5.86% due 09/25/2034 (b)***                        1,175,842        1,182,552
Morgan Stanley ABS Capital I,
   Series 2005-WMC2, Class A1MZ
   5.58% due 02/25/2035 (b)***                        2,270,643        2,271,701
Morgan Stanley ABS Capital I,
   Series 2005-WMC4, Class A1MZ
   5.59% due 04/25/2035 (b)***                        2,696,358        2,703,118
Morgan Stanley IXIS Real Estate Capital
   Trust, Series 2006-1, Class A1
   5.36% due 07/25/2036 (b)***                        3,520,114        3,520,124
Morgan Stanley Mortgage Loan Trust,
   Series 2006-4SL, Class A1
   5.48% due 03/25/2036 (b)***                        3,054,267        3,055,126
Residential Asset Mortgage Products, Inc.,
   Series 2002-RP1, Class A1
   5.752% due 03/25/2033                                 52,743           52,799
SACO I Trust, Inc., Series 2006-6, Class A
   5.46% due 06/25/2036 (b)***                        3,331,303        3,331,310
SACO I Trust, Inc., Series 2006-7, Class A1
   5.4544% due 07/25/2036 (b)***                      3,622,019        3,622,025
SLM Student Loan Trust,
   Series 2006-5, Class A2
   5.429% due 07/25/2017 (b)***                       4,000,000        3,999,376
Structured Asset Securities Corp.,
   Series 2006-ARS1, Class A1
   5.44% due 02/25/2036 (b)***                        3,561,619        3,562,734
Truman Capital Mortgage Loan Trust,
   Series 2006-1, Class A
   5.5844% due 03/25/2036 (b)***                      3,686,680        3,686,791
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $75,766,482)                                                $   75,799,457
                                                                  --------------
OPTIONS - 0.01%

PUT OPTIONS - 0.01%
U.S. Treasury Notes
   Expiration 11/06/2006 at $102.031                  6,900,000           33,534
                                                                  --------------
TOTAL OPTIONS (Cost $53,367)                                      $       33,534
                                                                  --------------
SHORT TERM INVESTMENTS - 24.52%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/02/2006                    $   50,000,000   $   49,993,403

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Federal Home Loan Bank Discount Notes
   (continued)
   zero coupon due 10/02/2006 ***                $   46,000,000   $   45,993,930
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $95,987,334)                                                $   95,987,333
                                                                  --------------
TOTAL INVESTMENTS (U.S. GOVERNMENT
   SECURITIES TRUST)
(COST $681,116,941) - 173.70%                                     $  680,068,056
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (73.70)%                                                       (288,543,296)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  391,524,760
                                                                  ==============

U.S. HIGH YIELD BOND TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS - 95.22%

ADVERTISING - 1.48%
R.H. Donnelley Corp.
   10.875% due 12/15/2012                        $      413,000   $      454,300
R.H. Donnelley Corp., Series A-3
   8.875% due 01/15/2016                                830,000          832,075
Sheridan Group, Inc.
   10.25% due 08/15/2011                              1,510,000        1,528,875
Vertis, Inc.
   9.75% due 04/01/2009                               1,825,000        1,840,969
                                                                  --------------
                                                                       4,656,219
APPAREL & TEXTILES - 0.28%
Levi Strauss & Company
   12.25% due 12/15/2012                                500,000          557,500
Phillips-Van Heusen
   7.25% due 02/15/2011 (a)                             325,000          328,250
                                                                  --------------
                                                                         885,750
AUTO PARTS - 0.71%
ArvinMeritor, Inc.
   8.75% due 03/01/2012 (a)                             475,000          454,812
Delphi Corp.
   13.250% due 06/14/2011 (b)(f)                      1,057,350        1,091,714
TRW Automotive, Inc.
   9.375% due 02/15/2013                                650,000          692,250
                                                                  --------------
                                                                       2,238,776
AUTO SERVICES - 0.79%
Hertz Corp., Class A
   8.875% due 01/01/2014                                500,000          523,750
   10.50% due 01/01/2016 (a)                            225,000          247,500
Penhall International Corp.
   12.00% due 08/01/2014 (a)                          1,625,000        1,702,188
                                                                  --------------
                                                                       2,473,438
AUTOMOBILES - 1.79%
Asbury Automotive Group, Inc.
   9.00% due 06/15/2012 (a)                             860,000          880,425
AutoNation, Inc.
   7.5069% due 04/15/2013 (b)                           200,000          202,500
CSK Automotive, Inc.
   8.542% due 06/30/2012 (b)(f)                         500,000          504,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

AUTOMOBILES (CONTINUED)
Ford Motor Company
   7.45% due 07/16/2031 (a)                      $      630,000   $      486,675
General Motors Corp.
   8.375% due 07/15/2033 (a)                          1,950,000        1,686,750
Group 1 Automotive, Inc.
   8.25% due 08/15/2013                                 600,000          613,500
Sonic Automotive, Inc., Series B
   8.625% due 08/15/2013                              1,250,000        1,259,375
                                                                  --------------
                                                                       5,633,600
BANKING - 0.29%
Chevy Chase Bank
   6.875% due 12/01/2013                                905,000          905,000

BROADCASTING - 1.06%
Barrington Broadcasting
   10.50% due 08/15/2014                              2,000,000        1,950,000
Fisher Communications, Inc.
   8.625% due 09/15/2014                              1,325,000        1,374,688
                                                                  --------------
                                                                       3,324,688
BUILDING MATERIALS & CONSTRUCTION - 1.21%
Atrium Company, Inc.
   8.188% due 05/31/2012 (b)(f)                         534,353          515,650
Atrium Company, Inc., Tranche DD VA
   8.188% due 05/31/2012 (b)(f)                          65,647           63,021
Brand Services, Inc.
   12.00% due 10/15/2012                                688,000          772,473
Masonite International
   7.49% due 04/06/2013 (b)(f)                        1,979,950        1,940,965
Quality Home Brands Holdings Corp., Tranche
   2nd Lien
   11.939% due 06/16/2013 (b)(f)                        500,000          505,000
                                                                  --------------
                                                                       3,797,109
BUSINESS SERVICES - 3.14%
Cornell Companies, Inc.
   10.75% due 07/01/2012                                600,000          636,000
Education Management Corp., Tranche C
   8.063% due 05/24/2013 (b)(f)                         997,500        1,003,116
Rural/Metro Corp.
   9.875% due 03/15/2015                              1,625,000        1,679,844
SunGard Data Systems, Inc.
   3.75% due 01/15/2009 (a)                             150,000          140,250
   4.875% due 01/15/2014                                400,000          346,000
   8.000% due 02/11/2013 (b)(f)                       1,316,700        1,324,218
   9.125% due 08/15/2013                              2,750,000        2,846,250
   10.25% due 08/15/2015 (a)                            650,000          669,500
Williams Scotsman International, Inc.
   8.50% due 10/01/2015                               1,185,000        1,211,663
                                                                  --------------
                                                                       9,856,841
CABLE AND TELEVISION - 7.16%
Charter Communications Operating LLC
   8.00% due 04/30/2012                               2,225,000        2,241,687
   8.375% due 04/30/2014                              6,200,000        6,300,750
   9.4544% due 12/15/2010                               400,000          409,000
Charter Communications Operating LLC,
   Tranche B
   8.125% due 04/27/2013 (b)(f)                         500,000          501,720

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
CSC Holdings, Inc.
   7.218% due 03/23/2013 (b)(f)                  $    2,461,875   $    2,449,836
   7.25% due 07/15/2008                                 400,000          404,000
   7.875% due 12/15/2007                              1,550,000        1,573,250
DirecTV Holdings LLC
   6.375% due 06/15/2015                              4,000,000        3,760,000
   8.375% due 03/15/2013                                806,000          835,218
EchoStar DBS Corp.
   7.125% due 02/01/2016                              2,050,000        1,980,813
Videotron LTEE
   6.375% due 12/15/2015                              1,175,000        1,113,312
   6.875% due 01/15/2014                                915,000          901,275
                                                                  --------------
                                                                      22,470,861
CELLULAR COMMUNICATIONS - 6.08%
Alamosa Delaware, Inc.
   8.50% due 01/31/2012                               2,700,000        2,875,500
Centennial Communications Corp.
   10.00% due 01/01/2013 (a)                          2,175,000        2,202,188
   10.75% due 12/15/2008                                182,000          184,275
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                              3,734,000        3,878,692
   8.875% due 10/01/2013 (a)                          2,925,000        2,899,406
   9.875% due 11/01/2012 (a)                            850,000          911,625
Dobson Communications Corp.
   9.7569% due 10/15/2012 (a)(b)                        700,000          714,000
Rural Cellular Corp.
   8.25% due 03/15/2012                               1,500,000        1,545,000
   9.875% due 02/01/2010 (a)                          2,500,000        2,606,250
Telcordia Technologies, Inc.
   10.00% due 03/15/2013 (a)                          1,015,000          674,975
UbiquiTel Operating Company
   9.875% due 03/01/2011                                540,000          585,900
                                                                  --------------
                                                                      19,077,811
CHEMICALS - 1.01%
Chemtura Corp.
   6.875% due 06/01/2016                                700,000          690,375
Equistar Chemicals LP
   8.75% due 02/15/2009                                 750,000          776,250
   10.125% due 09/01/2008                               250,000          264,687
Huntsman International LLC
   7.375% due 01/01/2015 (a)                            375,000          378,750
Lyondell Chemicals Company
   8.00% due 09/15/2014                                 394,000          398,925
   8.25% due 09/15/2016                                 656,000          665,840
                                                                  --------------
                                                                       3,174,827
COMMERCIAL SERVICES - 0.97%
Mac-Gray Corp.
   7.625% due 08/15/2015                              2,250,000        2,295,000
Safety-Kleen, Inc., Letter of Credit
   7.938% due 07/27/2013 (b)(f)                         165,254          165,254
Safety-Kleen, Inc., Tranche B
   7.938% due 07/27/2013 (b)(f)                         584,746          584,746
                                                                  --------------
                                                                       3,045,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 0.51%
Seagate Technology HDD Holdings
   6.80% due 10/01/2016 (a)                      $    1,600,000   $    1,592,000

CONTAINERS & GLASS - 0.93%
Crown Holdings, Inc.
   7.00% due 12/15/2006                                 100,000          100,000
   8.00% due 04/15/2023                                 850,000          811,750
Graham Packaging Company
   8.50% due 10/15/2012 (a)                             575,000          569,250
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                 900,000          922,500
Owens-Illinois, Inc.
   7.35% due 05/15/2008 (a)                             500,000          503,750
                                                                  --------------
                                                                       2,907,250
CORRECTIONAL FACILITIES - 0.62%
Corrections Corp. of America
   6.25% due 03/15/2013                                 625,000          612,500
   6.75% due 01/31/2014                               1,320,000        1,320,000
                                                                  --------------
                                                                       1,932,500
CRUDE PETROLEUM & NATURAL GAS - 2.83%
AmeriGas Partners LP
   7.125% due 05/20/2016                              1,750,000        1,723,750
   7.25% due 05/20/2015                                  75,000           74,719
Chesapeake Energy Corp.
   6.50% due 08/15/2017                               1,750,000        1,640,625
   6.625% due 01/15/2016                                400,000          386,000
   6.875% due 01/15/2016                                400,000          391,000
   6.875% due 11/15/2020                                525,000          496,125
   7.50% due 09/15/2013 (a)                             400,000          406,000
Hanover Equipment Trust, Series A
   8.50% due 09/01/2008                                 500,000          506,250
Massey Energy Company
   6.875% due 12/15/2013 (a)                            700,000          633,500
PetroHawk Energy Corp.
   9.125% due 07/15/2013                                850,000          854,250
Ram Energy Resources, Inc.
   10.750% due 05/18/2011 (b)(f)                        875,000          875,000
Tesoro Corp.
   6.625% due 11/01/2015                                930,000          895,125
                                                                  --------------
                                                                       8,882,344
DOMESTIC OIL - 0.77%
ALON USA LP
   7.824% due 06/07/2013 (b)(f)                       1,000,000        1,006,250
Petroleum Geo-Services, Tranche B
   8.000% due 12/16/2012 (b)(f)                         172,721          173,854
Petroquest Energy, Inc.
   10.375% due 05/15/2012                             1,200,000        1,245,000
                                                                  --------------
                                                                       2,425,104
ELECTRICAL UTILITIES - 0.95%
Nevada Power Company
   5.95% due 03/15/2016                                 245,000          244,762
   6.50% due 05/15/2018 (a)                           1,350,000        1,403,131
Sierra Pacific Power Company
   6.00% due 05/15/2016 (a)                             350,000          350,910

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Sierra Pacific Resources
   8.625% due 03/15/2014 (a)                     $      900,000   $      971,745
                                                                  --------------
                                                                       2,970,548
ELECTRONICS - 0.76%
Communications & Power Industries, Inc.
   8.00% due 02/01/2012                                 670,000          670,000
L-3 Communications Corp.
   5.875% due 01/15/2015                              1,190,000        1,130,500
   6.125% due 07/15/2013 (a)                             65,000           63,213
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                530,000          515,425
                                                                  --------------
                                                                       2,379,138
ENERGY - 2.89%
Covanta Energy Corp., 1st Lien
   8.081% due 06/24/2012 (b)(f)                         638,459          641,652
Covanta Energy Corp., 2nd Lien
   10.871% due 06/24/2013 (b)(f)                        877,500          892,856
Covanta Energy Corp., Letter of Credit
   4.960% due 06/24/2012 (b)(f)                         890,954          855,316
NRG Energy, Inc.
   7.25% due 02/01/2014                                 390,000          387,075
   7.367% due 02/02/2013 (b)(f)                         995,000          999,467
   7.375% due 02/01/2016                              4,400,000        4,372,500
Plum Point Energy Associates LLC,
   Letter of Credit
   7.167% due 03/15/2014 (b)(f)                         194,286          195,743
Plum Point Energy Associates LLC, Tranche 1
   5.242% due 03/15/2014 (b)(f)                         715,677          719,255
                                                                  --------------
                                                                       9,063,864
FINANCIAL SERVICES - 12.06%
ACE Cash Express, Inc.
   10.25% due 10/01/2014                                450,000          455,625
BLB Hold-Wembley Term Loan
   8.740% due 06/30/2011 (b)(f)                       1,630,000        1,649,364
BNY Convergex, Tranche 1st Tier
   6.4173% due 08/17/2013 (b)(f)                      1,500,000        1,500,000
Cheniere Holdings
   6.95% due 08/30/2012 (b)(f)                          247,500          248,970
Consolidated Communications Holdings
   9.75% due 04/01/2012                                  66,000           69,630
Dow Jones CDX HY, Series 6-T1
   8.625% due 06/29/2011                              9,500,000        9,618,750
Dow Jones CDX HY, Series 7-T1
   8.375% due 12/29/2011                              5,500,000        5,503,438
El Paso Performance-Linked Trust
   7.75% due 07/15/2011                               1,000,000        1,027,500
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                           2,185,000        2,027,326
   7.25% due 10/25/2011                                 410,000          386,661
General Motors Acceptance Corp.
   6.75% due 12/01/2014 (a)                             625,000          610,159
   8.00% due 11/01/2031 (a)                           4,180,000        4,370,529
Linsco Private Ledger Holding
   8.746% due 06/27/2013 (b)(f)                       1,588,000        1,604,372
Nasdaq Stock Market, Inc., Tranche B
   7.249% due 04/18/2012 (b)(f)                         623,240          622,461

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Nasdaq Stock Market, Inc., Tranche C
   7.095% due 04/18/2012 (b)(f)                  $      361,278   $      361,278
Stripes Acquisition LLC
   10.625% due 12/15/2013                               150,000          159,750
Thornburg Mortgage, Inc.
   8.00% due 05/15/2013                                 510,000          502,350
TRAINS HY-1-2006
   7.548% due 05/01/2016                              2,150,000        2,150,968
VNU, Inc., Tranche B
   8.19% due 08/07/2013 (b)(f)                        5,000,000        4,981,250
                                                                  --------------
                                                                      37,850,381
FOOD & BEVERAGES - 2.80%
Constellation Brands, Inc.
   7.25% due 09/01/2016                               1,750,000        1,769,688
Del Monte Corp.
   8.625% due 12/15/2012                              1,550,000        1,625,563
Dole Food Company, Inc.
   6.341% due 04/11/2013 (b)(f)                         997,733          976,760
   7.25% due 06/15/2010                               1,684,000        1,561,910
   8.875% due 03/15/2011 (a)                            650,000          622,375
Dole Food, Inc.
   8.625% due 05/01/2009                                250,000          244,375
SUPERVALU, Inc., Tranche B
   7.063% due 05/30/2012 (b)(f)                       1,990,000        1,989,721
                                                                  --------------
                                                                       8,790,392
FUNERAL SERVICES - 0.71%
Service Corp. International
   6.50% due 03/15/2008                                 400,000          400,000
   7.00% due 06/15/2017                               1,750,000        1,675,625
   7.625% due 10/01/2018                                150,000          150,937
                                                                  --------------
                                                                       2,226,562
GAS & PIPELINE UTILITIES - 2.81%
El Paso Corp.
   7.42% due 02/15/2037                                 850,000          816,000
   7.625% due 08/16/2007 (a)                            175,000          177,187
   7.875% due 06/15/2012 (a)                          1,550,000        1,608,125
El Paso Corp., Series MTN
   7.75% due 01/15/2032 (a)                           2,850,000        2,921,250
El Paso Energy
   6.75% due 05/15/2009 (a)                             425,000          427,125
El Paso Energy, Series MTN
   7.375% due 12/15/2012 (a)                            650,000          660,563
Northwest Pipeline Corp.
   7.00% due 06/15/2016                                 275,000          281,187
Pacific Energy Partners LP
   6.25% due 09/15/2015                                 225,000          221,625
Williams Companies, Inc.
   7.5081% due 10/01/2010 (b)                           500,000          508,750
   8.75% due 03/15/2032 (a)                           1,100,000        1,204,500
                                                                  --------------
                                                                       8,826,312
HEALTHCARE PRODUCTS - 0.45%
Accellent, Inc.
   10.50% due 12/01/2013                              1,348,000        1,401,920

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE SERVICES - 1.38%
Ameripath, Inc.
   10.50% due 04/01/2013                         $      901,000   $      955,060
DaVita, Inc.
   6.625% due 03/15/2013                                500,000          488,125
Healthsouth Corp.
   10.75% due 06/15/2016                              1,125,000        1,148,906
Healthsouth Corp., Tranche B
   8.580% due 03/10/2013 (b)(f)                       1,745,625        1,750,862
                                                                  --------------
                                                                       4,342,953
HOTELS & RESTAURANTS - 2.98%
Aztar Corp.
   9.00% due 08/15/2011                                 100,000          104,625
Buffets, Inc.
   11.25% due 07/15/2010                              1,947,000        2,058,952
Denny's Corp.
   10.00% due 10/01/2012 (a)                          1,025,000        1,060,875
Gaylord Entertainment Company
   6.75% due 11/15/2014                               1,432,000        1,369,350
O'Charleys, Inc.
   9.00% due 11/01/2013 (a)                           2,550,000        2,652,000
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                              2,000,000        2,100,000
                                                                  --------------
                                                                       9,345,802
HOUSEHOLD APPLIANCES - 0.47%
ALH Finance LLC
   8.50% due 01/15/2013 (a)                           1,450,000        1,417,375
Fedders North America, Inc.
   9.875% due 03/01/2014 (a)                             70,000           47,600
                                                                  --------------
                                                                       1,464,975
INDUSTRIAL MACHINERY - 1.21%
H&E Equipment Services, Inc.
   8.375% due 07/15/2016                              2,075,000        2,126,875
JLG Industries, Inc.
   8.25% due 05/01/2008                               1,600,000        1,656,000
                                                                  --------------
                                                                       3,782,875
LEISURE TIME - 6.56%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                                  24,000           22,560
   9.655% due 08/15/2010 (b)                            250,000          258,125
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                              1,387,000        1,432,077
Aztar Corp.
   7.875% due 06/15/2014                                525,000          565,687
Bombardier Recreational Products, Inc.,
   Tranche B
   8.24% due 06/26/2013 (b)(f)                        1,075,000        1,071,646
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                                 700,000          718,375
   8.06% due 11/15/2012                                 744,000          766,320
Cinemark USA, Inc.
   9.00% due 02/01/2013                               1,100,000        1,141,250
Hard Rock Hotel, Inc.
   8.875% due 06/01/2013                                495,000          535,219
Majestic Star Casino LLC
   9.50% due 10/15/2010                               1,400,000        1,431,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Mandalay Resort Group
   6.50% due 07/31/2009 (a)                      $      150,000   $      150,188
MGM Mirage, Inc.
   5.875% due 02/27/2014                                400,000          370,500
   6.00% due 10/01/2009                               1,750,000        1,728,125
   6.75% due 09/01/2012                                 125,000          123,281
   8.50% due 09/15/2010 (a)                           1,250,000        1,329,688
Mohegan Tribal Gaming Authority
   6.125% due 02/15/2013 (a)                            686,000          670,565
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                 500,000          502,500
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                                 400,000          421,000
Penn National Gaming, Inc.
   6.875% due 12/01/2011                                725,000          728,625
River Rock Entertainment Authority
   9.75% due 11/01/2011                               1,050,000        1,115,625
San Pasqual Casino Development Group
   8.00% due 09/15/2013                               1,000,000        1,017,500
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                 690,000          683,100
Station Casinos, Inc.
   6.00% due 04/01/2012 (a)                           1,750,000        1,688,750
   6.625% due 03/15/2018 (a)                            430,000          388,075
   6.875% due 03/01/2016 (a)                            200,000          187,500
True Temper Sports, Inc.
   8.375% due 09/15/2011                                650,000          581,750
Wynn Las Vegas LLC
   6.625% due 12/01/2014 (a)                            980,000          950,600
                                                                  --------------
                                                                      20,580,131
MANUFACTURING - 0.49%
Bombardier, Inc.
   7.45% due 05/01/2034 (a)                           1,800,000        1,550,250

MEDICAL-HOSPITALS - 1.39%
Fresenius Medical Care, Inc. - Tranche B
   6.387% due 03/22/2013 (b)(f)                         500,000          495,270
HCA, Inc.
   5.50% due 12/01/2009                                 200,000          200,250
   7.875% due 02/01/2011 (a)                            740,000          707,625
Multiplan, Inc.
   10.375% due 04/15/2016                             1,920,000        1,929,600
Skilled Healthcare Group, Inc.
   11.00% due 01/15/2014                                500,000          535,000
X-Rite, Inc., Tranche 2nd Lien
   10.346% due 06/30/2013 (b)(f)                        500,000          500,000
                                                                  --------------
                                                                       4,367,745
OFFICE FURNISHINGS & SUPPLIES - 0.05%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015 (a)                             150,000          154,125

PAPER - 2.21%
Abitibi-Consolidated, Inc.
   5.25% due 06/20/2008                                 850,000          816,000
   6.95% due 04/01/2008 (a)                             989,000          981,582

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Georgia-Pacific Corp.
   7.485% due 02/14/2013 (b)(f)                  $    1,671,625   $    1,673,781
Georgia-Pacific Corp., Tranche C
   8.30% due 02/14/2011 (b)(f)                        2,085,000        2,103,140
Neenah Paper, Inc.
   7.375% due 11/15/2014                                700,000          656,250
P.H. Glatfelter Company
   7.125% due 05/01/2016                                725,000          706,938
                                                                  --------------
                                                                       6,937,691
PETROLEUM SERVICES - 0.51%
Hanover Compressor Company
   9.00% due 06/01/2014                                 798,000          845,880
Hanover Equipment Trust
   8.75% due 09/01/2011                                 714,000          742,560
                                                                  --------------
                                                                       1,588,440
PHARMACEUTICALS - 0.36%
Omnicare, Inc.
   6.875% due 12/15/2015 (a)                          1,150,000        1,116,938

PUBLISHING - 2.32%
American Media Operations, Inc.
   8.875% due 01/15/2011 (a)                            315,000          276,412
Dex Media East LLC
   12.125% due 11/15/2012                               200,000          223,250
Dex Media West LLC
   9.875% due 08/15/2013                                500,000          540,000
Houghton Mifflin Company
   8.25% due 02/01/2011                               3,750,000        3,853,125
   9.875% due 02/01/2013                                400,000          423,000
Medianews Group, Inc.
   6.875% due 10/01/2013                                370,000          342,250
Nielsen Finance LLC
   zero coupon, Step up to 12.50% on
   08/01/2011 due 08/01/2016 (a)                        875,000          512,969
Primedia, Inc.
   8.00% due 05/15/2013                               1,230,000        1,116,225
                                                                  --------------
                                                                       7,287,231
RAILROADS & EQUIPMENT - 0.55%
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                              1,700,000        1,725,500

REAL ESTATE - 3.80%
Ashton Woods USA
   9.50% due 10/01/2015                                 255,000          220,575
BF Saul, REIT
   7.50% due 03/01/2014                               1,725,000        1,750,875
Felcor Suites LP, REIT
   7.625% due 10/01/2007 (a)                          2,000,000        2,020,000
Host Marriott LP, REIT
   7.125% due 11/01/2013                                250,000          253,125
   9.50% due 01/15/2007                                 250,000          252,187
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                               1,000,000        1,011,250
Host Marriott LP, Series Q, REIT
   6.75% due 06/01/2016                               2,800,000        2,761,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Rouse Company LP, REIT
   6.75% due 05/01/2013                          $    2,905,000   $    2,903,118
Trizec Properties LLC
   6.525% due 03/31/2007 (b)(f)                         750,000          748,440
                                                                  --------------
                                                                      11,921,070
RETAIL - 0.96%
Ferrellgas Escrow LLC
   6.75% due 05/01/2014                                 300,000          293,250
Suburban Propane Partners LP
   6.875% due 12/15/2013                                250,000          241,250
Toys R Us, Inc., Tranche B
   8.330% due 12/09/2008 (b)(f)                       2,500,000        2,494,525
                                                                  --------------
                                                                       3,029,025
RETAIL TRADE - 1.37%
American Greetings Corp.
   7.375% due 06/01/2016                                400,000          406,000
Neff Corp.
   11.25% due 06/15/2012                              2,300,000        2,484,000
Payless Shoesource, Inc.
   8.25% due 08/01/2013                               1,400,000        1,424,500
                                                                  --------------
                                                                       4,314,500
SANITARY SERVICES - 1.01%
Allied Waste North America Inc, Series B
   7.125% due 05/15/2016                              1,600,000        1,578,000
Allied Waste North America, Inc.
   6.50% due 11/15/2010                                 700,000          689,500
   7.875% due 04/15/2013 (a)                            700,000          715,750
Allied Waste North America, Inc., Series B
   5.75% due 02/15/2011 (a)                             200,000          191,750
                                                                  --------------
                                                                       3,175,000
SEMICONDUCTORS - 2.19%
Amkor Technology, Inc.
   7.75% due 05/15/2013                                  64,000           58,720
   9.25% due 06/01/2016 (a)                           1,000,000          937,500
Avago Technologies Financial Services
   10.125% due 12/01/2013                             2,285,000        2,422,100
   11.875% due 12/01/2015 (a)                         1,150,000        1,262,125
Sensata Technologies BV
   8.00% due 05/01/2014 (a)                             875,000          850,938
Spansion LLC
   11.25% due 01/15/2016                              1,275,000        1,335,562
                                                                  --------------
                                                                       6,866,945
SOFTWARE - 0.10%
UGS Capital Corp. II
   10.38% due 06/01/2011 (b)                            300,000          304,500

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.05%
Citizens Communications Company
   7.05% due 10/01/2046                               1,050,000          910,875
   7.625% due 08/15/2008 (a)                            525,000          540,750
Eschelon Operating Company
   8.375% due 03/15/2010                                700,000          673,750

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES
(CONTINUED)
Intelsat Bermuda, Ltd.
   11.25% due 06/15/2016                         $    3,200,000   $    3,400,000
Intelsat, Ltd.
   5.25% due 11/01/2008                               1,750,000        1,680,000
Level 3 Communications, Inc., Tranche
   1st Lien
   8.413% due 12/01/2011 (b)(f)                       1,000,000        1,008,440
PanAmSat Corp.
   9.00% due 08/15/2014 (a)                           2,150,000        2,219,875
   9.00% due 06/15/2016                                 775,000          798,250
Time Warner Telecom Holdings, Inc.
   9.25% due 02/15/2014                               1,400,000        1,473,500
                                                                  --------------
                                                                      12,705,440
TELEPHONE - 3.82%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015 (a)                             925,000          906,500
   7.25% due 07/15/2013                                 400,000          409,000
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                 145,000          145,000
Qwest Communications International, Inc.,
   Series B
   7.50% due 02/15/2014                                 500,000          501,250
Qwest Corp.
   7.50% due 10/01/2014                                 600,000          619,500
   7.875% due 09/01/2011                              3,100,000        3,255,000
   8.64% due 06/15/2013 (b)                             500,000          538,125
   8.875% due 03/15/2012                              2,400,000        2,619,000
Valor Telecommunications Enterprise
   7.75% due 02/15/2015                               1,450,000        1,544,250
Windstream Corp.
   8.125% due 08/01/2013                                565,000          599,606
   8.625% due 08/01/2016                                810,000          866,700
                                                                  --------------
                                                                      12,003,931
TOBACCO - 0.74%
Reynolds American, Inc.
   6.50% due 07/15/2010                                 250,000          252,321
   7.625% due 06/01/2016                              2,000,000        2,074,618
                                                                  --------------
                                                                       2,326,939
TRANSPORTATION - 1.64%
AWAS Aviation Corp., Tranche 2nd Lien
   11.50% due 03/20/2013 (b)(f)                         294,016          294,751
Bombardier, Inc.
   6.75% due 05/01/2012                                 500,000          476,250
Continental Airlines, Inc.
   8.499% due 05/01/2011                                460,101          430,195
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014 (b)                           1,500,000        1,507,500
Helm Corp., Tranche B
   11.824% due 07/08/2012 (b)(f)                        150,000          150,282
Laidlaw International, Inc., Tranche B
   7.117% due 07/31/2013 (b)(f)                         498,750          501,558
Overseas ShipHolding Group
   7.50% due 02/15/2024                                 800,000          780,000
Trailer Bridge, Inc.
   9.25% due 11/15/2011                                 500,000          507,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION (CONTINUED)
US Airways Group, Inc.
   8.999% due 03/31/2011 (b)(f)                  $      500,000   $      502,815
                                                                  --------------
                                                                       5,150,851
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $298,546,046)                         $  298,831,092
                                                                  --------------
ASSET BACKED SECURITIES - 0.41%
DB Master Finance LLC, Series-2006-1,
   Class-M1
   8.285% due 06/20/2031                              1,250,000        1,277,364
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,249,974)                                                 $    1,277,364
                                                                  --------------
SHORT TERM INVESTMENTS - 16.89%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   53,015,923   $   53,015,923
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $53,015,923)                                                $   53,015,923
                                                                  --------------
REPURCHASE AGREEMENTS - 3.14%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $9,867,247 on 10/02/2006,
   collateralized by $9,965,000
   Federal National Mortgage
   Association, 5.50% due
   12/22/2015 (valued at
   $10,064,650, including interest) (c)          $    9,864,000   $    9,864,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $9,864,000)                                                 $    9,864,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. HIGH YIELD BOND
   TRUST)
   (COST $362,675,943) - 115.66%                                  $  362,988,379
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (15.66)%                                                          (49,149,333)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  313,839,046
                                                                  ==============

U.S. LARGE CAP TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 98.48%

ADVERTISING - 0.86%
Getty Images, Inc. * (a)                                120,000   $    5,961,600
Omnicom Group, Inc.                                      19,700        1,843,920
                                                                  --------------
                                                                       7,805,520
AEROSPACE - 1.63%
United Technologies Corp.                               234,700       14,868,245

ALUMINUM - 0.98%
Alcoa, Inc.                                             319,600        8,961,584

AMUSEMENT & THEME PARKS - 0.91%
Walt Disney Company                                     269,200        8,320,972

APPAREL & TEXTILES - 0.47%
Hanesbrands, Inc. *                                     189,949        4,275,752

U.S. LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS - 0.27%
Johnson Controls, Inc.                                   34,300   $    2,460,682

AUTOMOBILES - 0.35%
General Motors Corp. (a)                                 95,700        3,182,982

BANKING - 3.85%
Fifth Third Bancorp. (a)                                 97,700        3,720,416
Hudson City Bancorp, Inc.                               405,100        5,367,575
Wachovia Corp.                                          223,000       12,443,400
Wells Fargo Company                                     373,800       13,524,084
                                                                  --------------
                                                                      35,055,475
BIOTECHNOLOGY - 0.26%
Millennium Pharmaceuticals, Inc. *                      242,800        2,415,860

BROADCASTING - 0.64%
CBS Corp., Class B                                       74,800        2,107,116
Clear Channel Communications, Inc. (a)                  130,000        3,750,500
                                                                  --------------
                                                                       5,857,616
BUILDING MATERIALS & CONSTRUCTION - 0.92%
American Standard Companies, Inc.                       200,100        8,398,197

BUSINESS SERVICES - 2.27%
Affiliated Computer Services, Inc.,
   Class A *                                             95,200        4,937,072
Automatic Data Processing, Inc.                          35,900        1,699,506
Fluor Corp.                                             161,600       12,425,424
Paychex, Inc.                                            42,900        1,580,865
                                                                  --------------
                                                                      20,642,867
CABLE AND TELEVISION - 1.01%
Cablevision Systems New York Group,
   Class A *                                             81,200        1,844,052
Comcast Corp., Class A *                                 74,600        2,749,010
Time Warner, Inc.                                       138,700        2,528,501
Viacom, Inc. *                                           56,850        2,113,683
                                                                  --------------
                                                                       9,235,246
CELLULAR COMMUNICATIONS - 0.52%
American Tower Corp., Class A *                          57,800        2,109,700
Motorola, Inc.                                          105,500        2,637,500
                                                                  --------------
                                                                       4,747,200
CHEMICALS - 1.67%
Dow Chemical Company                                    122,100        4,759,458
E.I. Du Pont De Nemours & Company                        14,300          612,612
Huntsman Corp. *                                        215,300        3,918,460
Methanex Corp.                                          109,400        2,662,796
NOVA Chemicals Corp. (a)                                 61,900        1,900,949
Rohm & Haas Company                                      12,500          591,875
The Scotts Company, Class A                              18,200          809,718
                                                                  --------------
                                                                      15,255,868
COAL - 0.10%
Arch Coal, Inc.                                          30,200          873,082

COMPUTERS & BUSINESS EQUIPMENT - 5.46%
Cisco Systems, Inc. *                                   856,000       19,688,000
Dell, Inc. *                                            234,100        5,346,844
Hewlett-Packard Company                                  49,600        1,819,824

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
   (CONTINUED)
SanDisk Corp. *                                         223,700   $   11,976,898
Seagate Technology * (a)                                247,700        5,719,393
Sun Microsystems, Inc. *                              1,043,100        5,184,207
                                                                  --------------
                                                                      49,735,166
COSMETICS & TOILETRIES - 0.53%
Avon Products, Inc.                                     158,800        4,868,808

CRUDE PETROLEUM & NATURAL GAS - 0.35%
EOG Resources, Inc.                                      30,500        1,984,025
Plains Exploration & Production Company *                28,100        1,205,771
                                                                  --------------
                                                                       3,189,796
DRUGS & HEALTH CARE - 0.33%
ImClone Systems, Inc. * (a)                             106,300        3,010,416

ELECTRICAL EQUIPMENT - 0.73%
Cooper Industries, Ltd., Class A                         44,800        3,817,856
Emerson Electric Company                                 33,400        2,800,924
                                                                  --------------
                                                                       6,618,780
ELECTRICAL UTILITIES - 1.03%
CMS Energy Corp. *                                      143,000        2,064,920
Exelon Corp.                                             42,200        2,554,788
The AES Corp. *                                         235,800        4,807,962
                                                                  --------------
                                                                       9,427,670
ELECTRONICS - 2.04%
Agilent Technologies, Inc. *                             36,237        1,184,588
ATI Technologies, Inc. *                                143,800        3,084,510
Flextronics International, Ltd. *                       732,100        9,253,744
Jabil Circuit, Inc.                                     122,500        3,499,825
Thermo Electron Corp. *                                  39,500        1,553,535
                                                                  --------------
                                                                      18,576,202
FINANCIAL SERVICES - 10.19%
AmeriCredit Corp. * (a)                                  98,300        2,456,517
Capital One Financial Corp.                              39,100        3,075,606
Federal Home Loan Mortgage Corp.                        146,600        9,723,978
Federal National Mortgage Association                   202,900       11,344,139
Goldman Sachs Group, Inc.                                11,500        1,945,455
IndyMac Bancorp, Inc. (a)                                69,400        2,856,504
JPMorgan Chase & Company                                351,292       16,496,672
SLM Corp.                                               486,400       25,283,072
Washington Mutual, Inc.                                 452,200       19,657,134
                                                                  --------------
                                                                      92,839,077
FOOD & BEVERAGES - 4.56%
Campbell Soup Company (a)                               105,800        3,861,700
Kraft Foods, Inc., Class A (a)                          182,000        6,490,120
Pepsi Bottling Group, Inc.                               42,800        1,519,400
PepsiCo, Inc.                                           179,000       11,681,540
Sara Lee Corp.                                          443,600        7,128,652
Sysco Corp.                                             102,300        3,421,935
The Coca-Cola Company                                    86,300        3,855,884
Unilever NV                                             143,900        3,531,306
                                                                  --------------
                                                                      41,490,537

U.S. LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.35%
Leggett & Platt, Inc.                                   128,900   $    3,226,367

GAS & PIPELINE UTILITIES - 0.65%
Kinder Morgan, Inc.                                      31,700        3,323,745
NiSource, Inc.                                          118,800        2,582,712
                                                                  --------------
                                                                       5,906,457
GOLD - 0.43%
Barrick Gold Corp.                                      126,300        3,879,936

HEALTHCARE PRODUCTS - 1.44%
Baxter International, Inc.                              180,500        8,205,530
Medtronic, Inc.                                         105,400        4,894,776
                                                                  --------------
                                                                      13,100,306
HEALTHCARE SERVICES - 3.44%
Cerner Corp. * (a)                                       41,100        1,865,940
DaVita, Inc. *                                           68,750        3,978,562
Lincare Holdings, Inc. *                                 60,600        2,099,184
McKesson Corp.                                           81,200        4,280,864
Medco Health Solutions, Inc. *                           96,100        5,776,571
UnitedHealth Group, Inc.                                136,200        6,701,040
Wellpoint, Inc. *                                        86,400        6,657,120
                                                                  --------------
                                                                      31,359,281
HOLDINGS COMPANIES/CONGLOMERATES - 3.80%
Berkshire Hathaway, Inc., Class A *                          79        7,568,200
General Electric Company                                765,800       27,032,740
                                                                  --------------
                                                                      34,600,940
HOMEBUILDERS - 0.11%
Lennar Corp., Class A                                    23,200        1,049,800

HOTELS & RESTAURANTS - 0.53%
McDonald's Corp.                                         56,000        2,190,720
Starwood Hotels & Resorts Worldwide, Inc.                46,100        2,636,459
                                                                  --------------
                                                                       4,827,179
HOUSEHOLD PRODUCTS - 0.22%
Jarden Corp. * (a)                                       59,700        1,968,309

INSURANCE - 2.27%
AFLAC, Inc.                                              47,900        2,191,904
American International Group, Inc.                      121,387        8,043,103
Marsh & McLennan Companies, Inc.                        211,300        5,948,095
RenaissanceRe Holdings, Ltd. (a)                         28,300        1,573,480
XL Capital, Ltd., Class A                                42,900        2,947,230
                                                                  --------------
                                                                      20,703,812
INTERNATIONAL OIL - 3.28%
Anadarko Petroleum Corp.                                 43,000        1,884,690
ChevronTexaco Corp.                                      67,448        4,374,677
Royal Dutch Shell PLC, ADR, Class B
   shares (a)                                            26,342        1,801,266
Royal Dutch Shell PLC, ADR                              237,500       15,698,750
Weatherford International, Ltd. *                       145,600        6,074,432
                                                                  --------------
                                                                      29,833,815
INTERNET RETAIL - 0.67%
eBay, Inc. *                                            214,100        6,071,876

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET SERVICE PROVIDER - 1.86%
Google, Inc., Class A *                                  32,400   $   13,021,560
Yahoo!, Inc. *                                          153,400        3,877,952
                                                                  --------------
                                                                      16,899,512
LEISURE TIME - 0.85%
Carnival Corp.                                           30,600        1,439,118
Las Vegas Sands Corp. *                                  91,800        6,274,530
                                                                  --------------
                                                                       7,713,648
LIQUOR - 0.23%
Anheuser-Busch Companies, Inc.                           43,600        2,071,436

MANUFACTURING - 1.82%
Danaher Corp.                                           126,000        8,652,420
Illinois Tool Works, Inc.                               150,600        6,761,940
Siemens AG-Sponsored ADR                                 13,200        1,149,720
                                                                  --------------
                                                                      16,564,080
MEDICAL-HOSPITALS - 0.26%
Triad Hospitals, Inc. *                                  53,200        2,342,396

MINING - 0.59%
Newmont Mining Corp.                                     65,300        2,791,575
Potash Corp. of Saskatchewan, Inc. (a)                   25,100        2,615,169
                                                                  --------------
                                                                       5,406,744
PAPER - 0.34%
International Paper Company                              89,000        3,082,070

PETROLEUM SERVICES - 3.53%
Baker Hughes, Inc.                                       83,800        5,715,160
BJ Services Company                                     114,100        3,437,833
Exxon Mobil Corp.                                        92,300        6,193,330
Halliburton Company                                     106,000        3,015,700
Schlumberger, Ltd.                                      195,900       12,151,677
Transocean, Inc. *                                       22,300        1,633,029
                                                                  --------------
                                                                      32,146,729
PHARMACEUTICALS - 8.86%
Allergan, Inc.                                           89,100       10,033,551
AstraZeneca PLC, SADR                                   428,400       26,775,000
Eli Lilly & Company                                      20,900        1,191,300
Forest Laboratories, Inc. *                             525,900       26,615,799
Pfizer, Inc.                                            196,700        5,578,412
Sepracor, Inc. * (a)                                     57,700        2,794,988
Teva Pharmaceutical Industries, Ltd., SADR              225,800        7,697,522
                                                                  --------------
                                                                      80,686,572
REAL ESTATE - 0.19%
General Growth Properties, Inc., REIT                    27,670        1,318,476
Host Hotels & Resorts, Inc., REIT                        17,508          401,458
                                                                  --------------
                                                                       1,719,934
RETAIL TRADE - 4.30%
Dollar Tree Stores, Inc. *                              173,100        5,359,176
Home Depot, Inc.                                         48,000        1,740,960
Lowe's Companies, Inc.                                  566,200       15,887,572
Target Corp.                                            252,600       13,956,150

U.S. LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Williams-Sonoma, Inc. (a)                                68,100   $    2,205,759
                                                                  --------------
                                                                      39,149,617
SEMICONDUCTORS - 6.98%
Altera Corp. *                                          550,700       10,121,866
Applied Materials, Inc.                                 713,000       12,641,490
Fairchild Semiconductor International,
   Inc. *                                               151,700        2,836,790
Intel Corp.                                             575,100       11,829,807
International Rectifier Corp. * (a)                     132,700        4,623,268
KLA-Tencor Corp.                                        232,500       10,339,275
Linear Technology Corp.                                 107,900        3,357,848
Qimonda AG, SADR * (a)                                   93,200        1,584,400
Xilinx, Inc. (a)                                        282,700        6,205,265
                                                                  --------------
                                                                      63,540,009
SOFTWARE - 3.59%
Compuware Corp. *                                       154,000        1,199,660
Microsoft Corp.                                         880,200       24,055,866
SAP AG, SADR (a)                                        149,900        7,420,050
                                                                  --------------
                                                                      32,675,576
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.94%
Corning, Inc. *                                         288,000        7,030,080
QUALCOMM, Inc.                                           41,100        1,493,985
                                                                  --------------
                                                                       8,524,065
TELEPHONE - 2.27%
AT&T, Inc.                                               76,500        2,490,840
Qwest Communications International, Inc.
   * (a)                                                278,400        2,427,648
Sprint Nextel Corp.                                     537,800        9,223,270
Verizon Communications, Inc.                            174,800        6,490,324
                                                                  --------------
                                                                      20,632,082
TOBACCO - 1.62%
Altria Group, Inc.                                      193,200       14,789,460

TRUCKING & FREIGHT - 1.13%
United Parcel Service, Inc., Class B                    142,800       10,273,032
                                                                  --------------
TOTAL COMMON STOCKS (Cost $815,251,403)                           $  896,858,640
                                                                  --------------
SHORT TERM INVESTMENTS - 8.41%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   76,545,246   $   76,545,246
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $76,545,246)                                                $   76,545,246
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 1.56%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006 at
   3.95% to be repurchased at
   $14,245,688 on 10/02/2006,
   collateralized by $14,920,000
   Federal Home Loan Mortgage
   Corp., 5.45% due 03/29/2019
   (valued at $14,528,350, including
   interest) (c)                                 $   14,241,000   $   14,241,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,241,000)                                                $   14,241,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
   (COST $906,037,649) - 108.45%                                  $  987,644,886
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (8.45)%                                                           (76,976,227)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  910,668,659
                                                                  ==============

U.S. MULTI SECTOR TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 96.12%

AEROSPACE - 1.60%
Armor Holdings, Inc. *                                    1,900   $      108,927
General Dynamics Corp.                                   51,800        3,712,506
Goodrich Corp.                                            6,800          275,536
Lockheed Martin Corp.                                    31,800        2,736,708
Northrop Grumman Corp.                                   89,600        6,099,072
Raytheon Company                                         21,800        1,046,618
United Technologies Corp.                                89,900        5,695,165
                                                                  --------------
                                                                      19,674,532
AGRICULTURE - 0.39%
Archer-Daniels-Midland Company                          125,400        4,750,152

AIR FREIGHT - 0.02%
ExpressJet Holdings, Inc. * (a)                          30,300          200,283

AIR TRAVEL - 0.05%
SkyWest, Inc. (a)                                        27,000          662,040

ALUMINUM - 0.33%
Alcoa, Inc.                                             144,200        4,043,368

AMUSEMENT & THEME PARKS - 0.23%
Walt Disney Company                                      92,900        2,871,539

APPAREL & TEXTILES - 0.84%
Columbia Sportswear Company * (a)                        11,800          658,794
Deckers Outdoor Corp. * (a)                               3,200          151,424
Hanesbrands, Inc. *                                       7,250          163,198
Jones Apparel Group, Inc.                                39,700        1,287,868
Kellwood Company (a)                                     11,100          320,013
K-Swiss, Inc., Class A (a)                               17,700          532,062
Liz Claiborne, Inc. (a)                                  51,300        2,026,863
Mohawk Industries, Inc. * (a)                            22,300        1,660,235
Oakley, Inc. (a)                                         31,500          537,075
Oxford Industries, Inc. (a)                              11,300          484,883

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Polo Ralph Lauren Corp., Class A                          5,100   $      329,919
Timberland Company, Class A *                            23,200          667,464
VF Corp.                                                 20,500        1,495,475
Weyco Group, Inc. (a)                                     1,700           38,029
                                                                  --------------
                                                                      10,353,302
AUTO PARTS - 0.76%
Aftermarket Technology Corp. *                            5,800          103,008
American Axle & Manufacturing Holdings,
   Inc. (a)                                              20,500          342,145
ArvinMeritor, Inc. (a)                                   27,700          394,448
AutoZone, Inc. *                                         24,000        2,479,200
Genuine Parts Company                                    42,800        1,845,964
Johnson Controls, Inc.                                   37,100        2,661,554
Keystone Automotive Industries, Inc. *                    7,500          285,150
O'Reilly Automotive, Inc. * (a)                          20,100          667,521
TRW Automotive Holdings Corp. *                          23,700          570,459
                                                                  --------------
                                                                       9,349,449
AUTO SERVICES - 0.26%
AutoNation, Inc. *                                      145,500        3,040,950
Avis Budget Group, Inc. *                                 4,590           83,951
Lithia Motors, Inc., Class A (a)                          3,000           74,160
                                                                  --------------
                                                                       3,199,061
AUTOMOBILES - 0.97%
Ford Motor Company (a)                                  574,100        4,644,469
General Motors Corp.                                    110,800        3,685,208
PACCAR, Inc. (a)                                         54,750        3,121,845
Tenneco, Inc. *                                          20,400          477,156
                                                                  --------------
                                                                      11,928,678
BANKING - 1.58%
1st Source Corp. (a)                                        660           19,483
Anchor BanCorp Wisconsin, Inc. (a)                        5,500          157,080
BancFirst Corp.                                             600           28,032
Bank of America Corp.                                   125,400        6,717,678
BankUnited Financial Corp., Class A                       4,400          114,708
BB&T Corp. (a)                                           22,500          985,050
BOK Financial Corp.                                         800           42,080
Camden National Corp.                                       600           24,120
City Bank Lynnwood WA (a)                                 1,000           47,030
Comerica, Inc.                                           31,900        1,815,748
First Community Bancorp                                   1,700           95,115
First Horizon National Corp.                              3,000          114,030
First Indiana Corp.                                       8,725          226,937
Frontier Financial Corp. (a)                              1,050           27,237
Hancock Holding Company                                   4,600          246,330
Harleysville National Corp. (a)                           1,155           23,216
Investors Financial Services Corp. (a)                    7,200          310,176
ITLA Capital Corp.                                        2,400          129,024
Macatawa Bank Corp. (a)                                     915           20,944
National City Corp.                                     194,700        7,126,020
Northern Trust Corp.                                      3,200          186,976
Old Second Bancorp, Inc. (a)                              1,400           41,944
Park National Corp. (a)                                     500           50,045

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
United Bankshares, Inc.                                   2,700   $      100,494
Virginia Commerce Bancorp, Inc. * (a)                     2,400           53,280
Wilmington Trust Corp.                                   16,000          712,800
                                                                  --------------
                                                                      19,415,577
BIOTECHNOLOGY - 0.17%
Applera Corp.                                            58,200        1,927,002
Techne Corp. *                                            2,900          147,494
                                                                  --------------
                                                                       2,074,496
BROADCASTING - 0.21%
CBS Corp., Class B                                       17,300          487,341
News Corp.                                               95,100        1,868,715
Sinclair Broadcast Group, Inc., Class A                  23,000          180,550
                                                                  --------------
                                                                       2,536,606
BUILDING MATERIALS & CONSTRUCTION - 0.49%
American Standard Companies, Inc.                        52,900        2,220,213
Dycom Industries, Inc. * (a)                             15,000          322,500
Eagle Materials, Inc.                                     3,200          107,776
EMCOR Group, Inc. * (a)                                  23,800        1,305,192
Lennox International, Inc.                               22,100          506,090
LSI Industries, Inc.                                     12,100          196,625
Masco Corp. (a)                                          42,700        1,170,834
NCI Building Systems, Inc. * (a)                          2,100          122,157
Perini Corp. * (a)                                        5,500          114,840
                                                                  --------------
                                                                       6,066,227
BUSINESS SERVICES - 2.51%
Affiliated Computer Services, Inc.,
   Class A *                                             50,500        2,618,930
CDI Corp. (a)                                             3,500           72,485
Compucredit Corp. * (a)                                   4,200          126,882
Computer Sciences Corp. * (a)                            52,400        2,573,888
CSG Systems International, Inc. *                        17,900          473,097
Deluxe Corp.                                             12,900          220,590
DST Systems, Inc. *                                       9,300          573,531
Electronic Data Systems Corp.                            34,100          836,132
Equifax, Inc.                                            17,100          627,741
FactSet Research Systems, Inc.                           17,400          845,118
Fair Isaac Corp.                                         13,600          497,352
First Data Corp.                                        122,500        5,145,000
Fluor Corp.                                               3,500          269,115
Forrester Research, Inc. *                                5,800          152,598
Geo Group, Inc. *                                         2,000           84,500
Global Payments, Inc.                                     6,900          303,669
H & R Block, Inc. (a)                                     5,500          119,570
Jacobs Engineering Group, Inc. *                          8,700          650,151
Lightbridge, Inc. *                                       4,600           53,912
Manpower, Inc.                                           34,600        2,119,942
MAXIMUS, Inc.                                             5,600          146,160
Moody's Corp.                                            99,800        6,524,924
MPS Group, Inc. * (a)                                    22,900          346,019
On Assignment, Inc. *                                    12,200          119,682
Paxar Corp. *                                             3,500           69,930
Paychex, Inc.                                             8,500          313,225

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Pitney Bowes, Inc.                                       64,500   $    2,861,865
Pre-Paid Legal Services, Inc. (a)                         8,100          321,327
Robert Half International, Inc.                          42,000        1,426,740
Sirva, Inc. * (a)                                        20,000           53,200
Spherion Corp. *                                         30,700          219,505
StarTek, Inc. (a)                                         3,900           48,633
Tyler Technologies, Inc. * (a)                            3,000           38,790
                                                                  --------------
                                                                      30,854,203
CABLE AND TELEVISION - 0.03%
Comcast Corp., Class A *                                  8,800          324,280

CELLULAR COMMUNICATIONS - 0.11%
Motorola, Inc.                                           54,100        1,352,500

CHEMICALS - 0.45%
A. Schulman, Inc.                                         3,900           91,689
Air Products & Chemicals, Inc.                            7,800          517,686
Airgas, Inc.                                              2,900          104,893
Albany Molecular Research, Inc. * (a)                    10,000           93,600
Cabot Corp. (a)                                          12,800          476,160
E.I. Du Pont De Nemours & Company                        49,800        2,133,432
Georgia Gulf Corp.                                        9,300          255,006
H.B. Fuller Company                                      12,600          295,344
Hercules, Inc. *                                         18,700          294,899
PolyOne Corp. *                                          19,400          161,602
PPG Industries, Inc.                                     14,300          959,244
Sensient Technologies Corp.                               9,900          193,743
                                                                  --------------
                                                                       5,577,298
COLLEGES & UNIVERSITIES - 0.13%
Career Education Corp. *                                  9,000          202,500
Corinthian Colleges, Inc. *                              10,200          110,262
ITT Educational Services, Inc. *                         19,500        1,292,850
                                                                  --------------
                                                                       1,605,612
COMMERCIAL SERVICES - 0.00%
Vertrue, Inc. * (a)                                         800           31,456

COMPUTERS & BUSINESS EQUIPMENT - 3.18%
Benchmark Electronics, Inc. *                             4,400          118,272
CalAmp Corp. * (a)                                        5,400           32,886
CDW Corp.                                                19,600        1,208,928
Cisco Systems, Inc. *                                   112,700        2,592,100
Cognizant Technology Solutions Corp.,
   Class A *                                              1,300           96,278
Dell, Inc. *                                            514,600       11,753,464
Diebold, Inc. (a)                                        14,200          618,126
Hewlett-Packard Company                                 256,800        9,421,992
Ingram Micro, Inc., Class A *                            55,900        1,071,044
International Business Machines Corp.                    73,600        6,030,784
Lexmark International, Inc. *                            67,200        3,874,752
Rimage Corp. * (a)                                        1,800           40,356
Sybase, Inc. *                                            6,100          147,864
Sykes Enterprises, Inc. *                                 6,800          138,380
Tech Data Corp. *                                        30,200        1,103,206

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
   (CONTINUED)
Western Digital Corp. *                                  45,600   $      825,360
                                                                  --------------
                                                                      39,073,792
CONSTRUCTION & MINING EQUIPMENT - 0.01%
Kaman Corp., Class A                                      6,900          124,269

CONSTRUCTION MATERIALS - 0.31%
Ameron International Corp. (a)                            3,400          225,896
Columbus McKinnon Corp. *                                 6,100          109,983
Comfort Systems USA, Inc.                                 5,500           63,030
Granite Construction, Inc.                                5,300          282,755
Martin Marietta Materials, Inc.                          19,100        1,616,242
Simpson Manufacturing, Inc. (a)                           7,900          213,537
Standex International Corp.                                 700           19,516
Universal Forest Products, Inc. (a)                       9,900          485,595
USG Corp. *                                              15,800          743,232
                                                                  --------------
                                                                       3,759,786
CONTAINERS & GLASS - 0.07%
Bemis Company, Inc.                                       6,800          223,448
Pactiv Corp. *                                           17,500          497,350
Smurfit-Stone Container Corp. *                           8,500           95,200
                                                                  --------------
                                                                         815,998
COSMETICS & TOILETRIES - 0.53%
Avon Products, Inc.                                      44,000        1,349,040
Colgate-Palmolive Company                                44,900        2,788,290
Estee Lauder Companies, Inc., Class A                    16,000          645,280
Intermediate Parfums, Inc. (a)                            2,000           38,080
International Flavors & Fragrances, Inc.                  4,100          162,114
Kimberly-Clark Corp.                                     19,200        1,254,912
Playtex Products, Inc. * (a)                             16,800          225,120
                                                                  --------------
                                                                       6,462,836
CRUDE PETROLEUM & NATURAL GAS - 0.94%
Apache Corp.                                             23,600        1,491,520
Devon Energy Corp.                                       17,300        1,092,495
Harvest Natural Resources, Inc. *                        14,700          152,145
Marathon Oil Corp.                                       21,200        1,630,280
Occidental Petroleum Corp.                              122,600        5,898,286
Sunoco, Inc.                                             21,000        1,305,990
                                                                  --------------
                                                                      11,570,716
DOMESTIC OIL - 0.07%
St. Mary Land & Exploration Company (a)                  21,900          803,949

DRUGS & HEALTH CARE - 0.08%
Molina Healthcare, Inc. *                                 4,700          166,192
Wyeth                                                    16,400          833,776
                                                                  --------------
                                                                         999,968
EDUCATIONAL SERVICES - 0.00%
Renaissance Learning, Inc. (a)                            3,800           54,378

ELECTRICAL EQUIPMENT - 0.90%
A.O. Smith Corp.                                         12,200          481,046
Anaren, Inc. *                                            5,400          113,778

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Anixter International, Inc. *                             2,000   $      112,940
Baldor Electric Company                                   3,500          107,905
Cohu, Inc. (a)                                            6,400          114,112
Emerson Electric Company                                 92,600        7,765,436
Genlyte Group, Inc. *                                    10,100          719,120
Greatbatch, Inc. * (a)                                      100            2,262
Littelfuse, Inc. *                                        3,800          131,860
Molex, Inc. (a)                                          22,000          857,340
Tektronix, Inc.                                          15,400          445,522
Watsco, Inc. (a)                                          3,700          170,237
Wesco International, Inc. *                               1,700           98,651
                                                                  --------------
                                                                      11,120,209
ELECTRICAL UTILITIES - 0.12%
Black Hills Corp. (a)                                     2,000           67,220
CenterPoint Energy, Inc. (a)                             33,000          472,560
FirstEnergy Corp.                                         7,500          418,950
The AES Corp. *                                          27,800          566,842
                                                                  --------------
                                                                       1,525,572
ELECTRONICS - 0.57%
Agilent Technologies, Inc. *                             60,300        1,971,207
Amphenol Corp., Class A                                   6,400          396,352
Arrow Electronics, Inc. *                                 8,400          230,412
Avnet, Inc. *                                            25,100          492,462
AVX Corp. (a)                                            10,400          183,976
Cubic Corp.                                               2,200           43,076
Daktronics, Inc. (a)                                     15,200          314,488
Harman International Industries, Inc.                     1,300          108,472
Imation Corp.                                            15,600          626,340
Planar Systems, Inc. * (a)                                3,400           38,590
Rogers Corp. *                                            2,500          154,375
Supertex, Inc. * (a)                                      3,400          132,158
Synopsys, Inc. *                                         37,200          733,584
Technitrol, Inc. (a)                                     13,200          394,020
Teleflex, Inc.                                           10,000          556,400
Thermo Electron Corp. *                                  14,600          574,218
                                                                  --------------
                                                                       6,950,130
FINANCIAL SERVICES - 8.14%
A.G. Edwards, Inc.                                        7,100          378,288
Advanta Corp., Class B (a)                                2,900          107,010
Asset Acceptance Capital Corp. *                          5,400           87,750
Bear Stearns Companies, Inc.                             16,200        2,269,620
Charles Schwab Corp.                                    121,200        2,169,480
CIT Group, Inc.                                          26,500        1,288,695
Citigroup, Inc.                                         272,000       13,510,240
Countrywide Financial Corp.                               3,400          119,136
Credit Acceptance Corp. * (a)                               700           20,776
E*TRADE Financial Corp. *                                53,500        1,279,720
Federal Agricultural Mortgage Corp., Class
   C (a)                                                  5,000          132,350
Federal Home Loan Mortgage Corp.                         58,700        3,893,571
Federal National Mortgage Association                   349,600       19,546,136
Federated Investors, Inc., Class B                       25,800          872,298

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Fiserv, Inc. *                                           27,900   $    1,313,811
Goldman Sachs Group, Inc.                                54,400        9,202,848
Investment Technology Group, Inc. *                       2,100           93,975
Janus Capital Group, Inc.                                10,100          199,172
Jefferies Group, Inc. (a)                                24,200          689,700
JPMorgan Chase & Company                                264,700       12,430,312
Lehman Brothers Holdings, Inc.                           43,700        3,227,682
Mellon Financial Corp.                                   67,500        2,639,250
Merrill Lynch & Company, Inc.                            87,800        6,867,716
Moneygram International, Inc.                            34,800        1,011,288
Morgan Stanley                                           61,100        4,454,801
PNC Financial Services Group, Inc.                       39,500        2,861,380
Raymond James Financial, Inc.                            33,350          975,154
State Street Corp. (c)                                   38,600        2,408,640
Student Loan Corp.                                        2,500          480,450
SWS Group, Inc. (a)                                       2,500           62,225
T. Rowe Price Group, Inc.                                10,700          511,995
Waddell & Reed Financial, Inc., Class A                   9,700          240,075
Washington Mutual, Inc.                                 109,300        4,751,271
                                                                  --------------
                                                                     100,096,815
FOOD & BEVERAGES - 4.05%
Campbell Soup Company (a)                                25,600          934,400
Corn Products International, Inc. (a)                     6,900          224,526
Dean Foods Company *                                     53,700        2,256,474
Flowers Foods, Inc.                                      14,300          384,384
H.J. Heinz Company                                       44,800        1,878,464
Hormel Foods Corp.                                       11,300          406,574
Kraft Foods, Inc., Class A (a)                           72,500        2,585,350
McCormick & Company, Inc.                                 2,300           87,354
National Beverage Corp. * (a)                             1,300           15,483
Pepsi Bottling Group, Inc.                               58,700        2,083,850
Performance Food Group Company * (a)                     21,500          603,935
Sanderson Farms, Inc. (a)                                 8,500          275,060
Sara Lee Corp.                                           74,300        1,194,001
Spartan Stores, Inc.                                      1,600           27,040
Starbucks Corp. *                                       364,100       12,397,605
Sysco Corp.                                              80,800        2,702,760
The Coca-Cola Company                                   439,300       19,627,924
Tyson Foods, Inc., Class A (a)                          131,000        2,080,280
                                                                  --------------
                                                                      49,765,464
FURNITURE & FIXTURES - 0.19%
Ethan Allen Interiors, Inc. (a)                          21,700          752,122
Furniture Brands International, Inc. (a)                 40,400          769,216
Kimball International, Inc., Class B (a)                  2,100           40,530
La-Z-Boy, Inc. (a)                                       20,300          283,388
Leggett & Platt, Inc.                                    18,900          473,067
                                                                  --------------
                                                                       2,318,323
GAS & PIPELINE UTILITIES - 0.05%
Maverick Tube Corp. * (a)                                 9,900          641,817

HEALTHCARE PRODUCTS - 2.54%
Baxter International, Inc.                               53,800        2,445,748

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Becton, Dickinson & Company                              18,700   $    1,321,529
Biomet, Inc.                                             19,900          640,581
Computer Programs & Systems, Inc.                         6,100          199,897
IDEXX Laboratories, Inc. *                                5,000          455,700
Johnson & Johnson                                       376,000       24,417,440
Owens & Minor, Inc.                                       5,000          164,450
Patterson Companies, Inc. *                               3,500          117,635
PSS World Medical, Inc. *                                 3,100           61,969
Respironics, Inc. *                                       3,000          115,830
Stryker Corp.                                             7,700          381,843
Varian Medical Systems, Inc. *                           14,800          790,172
Zimmer Holdings, Inc. *                                   1,700          114,750
                                                                  --------------
                                                                      31,227,544
HEALTHCARE SERVICES - 5.73%
Amerigroup Corp. *                                        7,600          224,580
AMN Healthcare Services, Inc. * (a)                       8,300          197,125
Apria Healthcare Group, Inc. * (a)                        2,800           55,272
Cardinal Health, Inc.                                   186,800       12,280,232
Caremark Rx, Inc.                                        62,700        3,553,209
Express Scripts, Inc. *                                 122,100        9,217,329
Health Net, Inc. *                                       41,500        1,806,080
Laboratory Corp. of America Holdings *                    6,300          413,091
Lincare Holdings, Inc. *                                 52,000        1,801,280
McKesson Corp.                                          254,300       13,406,696
Odyssey Healthcare, Inc. *                                5,200           73,736
Quest Diagnostics, Inc.                                  55,000        3,363,800
UnitedHealth Group, Inc.                                474,200       23,330,640
Weight Watchers International, Inc.                      14,700          651,798
                                                                  --------------
                                                                      70,374,868
HOLDINGS COMPANIES/CONGLOMERATES - 0.30%
Loews Corp.                                              56,800        2,152,720
Textron, Inc.                                            13,900        1,216,250
United Industrial Corp. (a)                               5,800          310,300
                                                                  --------------
                                                                       3,679,270
HOMEBUILDERS - 0.85%
Beazer Homes USA, Inc. (a)                               11,200          437,248
Centex Corp.                                             25,900        1,362,858
D.R. Horton, Inc.                                        53,600        1,283,720
Hovnanian Enterprises, Inc., Class A * (a)                4,500          132,030
KB Home (a)                                              18,000          788,400
Lennar Corp., Class A                                    27,900        1,262,475
M.D.C. Holdings, Inc. (a)                                 4,600          213,670
M/I Homes, Inc. (a)                                      15,900          562,065
Meritage Homes Corp. * (a)                                1,500           62,415
NVR, Inc. * (a)                                           2,000        1,070,000
Pulte Homes, Inc. (a)                                    58,900        1,876,554
Ryland Group, Inc. (a)                                   19,200          829,632
Standard Pacific Corp. (a)                               24,100          566,350
                                                                  --------------
                                                                      10,447,417
HOTELS & RESTAURANTS - 1.09%
Applebee's International, Inc. (a)                       48,400        1,041,084

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Brinker International, Inc.                              35,500   $    1,423,195
CBRL Group, Inc. (a)                                     21,500          869,245
Choice Hotels, Inc. (a)                                  13,900          568,510
CKE Restaurants, Inc.                                     7,400          123,728
Darden Restaurants, Inc.                                 57,500        2,442,025
IHOP Corp.                                                  800           37,080
Jack In the Box, Inc. *                                  21,600        1,127,088
Krispy Kreme Doughnuts, Inc. *                           10,700           86,670
Marriott International, Inc., Class A                    13,200          510,048
Papa Johns International, Inc. * (a)                     42,800        1,545,508
Ruby Tuesday, Inc. (a)                                   25,700          724,483
Ryan's Restaurant Group, Inc. *                          23,000          365,010
Sonic Corp. *                                            11,400          257,754
Wendy's International, Inc.                              27,400        1,835,800
Yum! Brands, Inc.                                         9,500          494,475
                                                                  --------------
                                                                      13,451,703
HOUSEHOLD APPLIANCES - 0.45%
Drew Industries, Inc. * (a)                               2,300           58,098
The Toro Company                                          2,900          122,293
Whirlpool Corp. (a)                                      63,600        5,349,396
                                                                  --------------
                                                                       5,529,787
HOUSEHOLD PRODUCTS - 0.44%
Blyth, Inc.                                              20,500          498,765
Energizer Holdings, Inc. *                               10,100          727,099
Newell Rubbermaid, Inc.                                 111,100        3,146,352
Select Comfort Corp. * (a)                               23,350          510,898
The Clorox Company                                        4,900          308,700
Tupperware Brands Corp. (a)                              13,700          266,602
                                                                  --------------
                                                                       5,458,416
INDUSTRIAL MACHINERY - 1.21%
AGCO Corp. *                                             18,100          458,835
Caterpillar, Inc.                                        57,900        3,809,820
Cummins, Inc.                                             9,300        1,108,839
Deere & Company                                          25,000        2,097,750
Flowserve Corp. *                                        13,500          682,965
FMC Technologies, Inc. *                                  1,400           75,180
Graco, Inc.                                              10,600          414,036
ITT Corp.                                                 2,400          123,048
NACCO Industries, Inc., Class A                           2,300          312,593
Parker-Hannifin Corp.                                    18,800        1,461,324
Tennant Company                                           5,200          126,568
Terex Corp. *                                            26,200        1,184,764
Valmont Industries, Inc.                                  6,300          329,175
W.W. Grainger, Inc.                                      39,400        2,640,588
                                                                  --------------
                                                                      14,825,485
INDUSTRIALS - 0.17%
Crane Company                                            16,700          698,060
Fastenal Company (a)                                     30,700        1,184,099
Harsco Corp.                                              1,500          116,475

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIALS (CONTINUED)
Lawson Products, Inc.                                     1,400   $       58,688
                                                                  --------------
                                                                       2,057,322
INSURANCE - 7.07%
21st Century Insurance Group (a)                          9,900          148,005
AFLAC, Inc.                                             266,700       12,204,192
Allstate Corp.                                           39,200        2,459,016
Ambac Financial Group, Inc.                              44,300        3,665,825
American Financial Group, Inc.                           19,100          896,363
American International Group, Inc.                      146,400        9,700,464
Amerus Group Company                                     15,800        1,074,558
Aon Corp.                                               113,000        3,827,310
Brown & Brown, Inc. (a)                                  44,700        1,366,032
Chubb Corp.                                              58,000        3,013,680
CIGNA Corp.                                              13,700        1,593,584
Cincinnati Financial Corp.                                2,300          110,538
CNA Surety Corp. *                                        1,400           28,280
Commerce Group, Inc.                                      9,300          279,465
Conseco, Inc. *                                          20,700          434,493
Donegal Group, Inc. (a)                                   5,299          107,146
Erie Indemnity Company, Class A (a)                      10,700          560,359
FBL Financial Group, Inc., Class A                        3,600          120,492
Fidelity National Financial, Inc.                        66,300        2,761,395
First American Corp.                                     31,400        1,329,476
Hanover Insurance Group, Inc.                            21,400          955,082
Harleysville Group, Inc.                                  3,500          122,465
HCC Insurance Holdings, Inc.                             17,000          558,960
LandAmerica Financial Group, Inc. (a)                    12,700          835,533
Lincoln National Corp.                                   61,085        3,792,157
Marsh & McLennan Companies, Inc.                          5,200          146,380
MBIA, Inc.                                               25,900        1,591,296
MetLife, Inc.                                            26,300        1,490,684
MGIC Investment Corp.                                    47,000        2,818,590
National Western Life Insurance Company,
   Class A *                                                800          183,912
Nationwide Financial Services, Inc., Class A              8,500          408,850
Old Republic International Corp.                        126,925        2,811,388
PMI Group, Inc. (a)                                      52,600        2,304,406
Presidential Life Corp.                                   9,000          201,330
Principal Financial Group, Inc.                           8,200          445,096
Progressive Corp.                                       284,400        6,979,176
Protective Life Corp.                                    20,100          919,575
Prudential Financial, Inc.                                  600           45,750
Radian Group, Inc.                                       23,700        1,422,000
Reinsurance Group of America, Inc.                        4,200          218,106
St. Paul Travelers Companies, Inc.                       52,400        2,457,036
Stancorp Financial Group, Inc.                           11,600          517,708
State Auto Financial Corp. (a)                            2,300           70,265
Stewart Information Services Corp.                       11,200          389,424
TorchmarK Corp. (a)                                      64,000        4,039,040
Transatlantic Holdings, Inc. (a)                          6,600          398,706
Triad Guaranty, Inc. * (a)                                5,700          291,669
Universal American Financial Corp. *                     25,000          401,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
UnumProvident Corp. (a)                                 114,600   $    2,222,094
W.R. Berkley Corp.                                       62,600        2,215,414
                                                                  --------------
                                                                      86,934,515
INTERNATIONAL OIL - 0.76%
Anadarko Petroleum Corp.                                180,300        7,902,549
ConocoPhillips                                              151            8,989
Hess Corp.                                               33,300        1,379,286
                                                                  --------------
                                                                       9,290,824
INTERNET SERVICE PROVIDER - 0.04%
Earthlink, Inc. * (a)                                    61,500          447,105

INTERNET SOFTWARE - 0.02%
WebMethods, Inc. *                                       32,100          245,565

LEISURE TIME - 0.39%
Bally Total Fitness Holding Corp. * (a)                  10,100           15,251
Bluegreen Corp. * (a)                                    13,300          152,551
International Game Technology, Inc.                      99,600        4,133,400
Las Vegas Sands Corp. *                                   6,900          471,615
Marine Products Corp. (a)                                 1,200           11,664
                                                                  --------------
                                                                       4,784,481
LIFE SCIENCES - 0.07%
Pharmaceutical Product Development, Inc.                 23,300          831,577

LIQUOR - 0.51%
Anheuser-Busch Companies, Inc.                          103,900        4,936,289
Brown Forman Corp., Class B                              18,000        1,379,700
                                                                  --------------
                                                                       6,315,989
MANUFACTURING - 1.50%
Acuity Brands, Inc.                                      14,800          671,920
Barnes Group, Inc. (a)                                    2,800           49,168
Carlisle Companies, Inc.                                  3,000          252,300
Danaher Corp.                                            73,400        5,040,378
Eaton Corp.                                              31,600        2,175,660
Harley-Davidson, Inc. (a)                                45,300        2,842,575
Illinois Tool Works, Inc.                               124,300        5,581,070
Kaydon Corp.                                              8,700          322,074
Nordson Corp.                                            12,200          486,292
Rockwell Automation, Inc.                                17,500        1,016,750
                                                                  --------------
                                                                      18,438,187
MEDICAL-HOSPITALS - 0.04%
Manor Care, Inc.                                          8,500          444,380

METAL & METAL PRODUCTS - 0.21%
Commercial Metals Company                                22,500          457,425
Metal Management, Inc.                                   10,600          295,104
Mueller Industries, Inc.                                 11,500          404,455
Reliance Steel & Aluminum Company                        39,400        1,266,316
Timken Company                                            7,200          214,416
                                                                  --------------
                                                                       2,637,716
MINING - 0.10%
Lincoln Electric Holding, Inc. (a)                       22,800        1,241,460

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

MOBILE HOMES - 0.17%
Thor Industries, Inc. (a)                                37,500   $    1,543,875
Winnebago Industries, Inc. (a)                           17,300          542,874
                                                                  --------------
                                                                       2,086,749
OFFICE FURNISHINGS & SUPPLIES - 0.43%
Avery Dennison Corp.                                      5,200          312,884
HNI Corp. (a)                                             9,900          411,642
IKON Office Solutions, Inc. (a)                          34,900          469,056
Office Depot, Inc. *                                     98,700        3,918,390
The Standard Register Company                             8,200          108,240
                                                                  --------------
                                                                       5,220,212
PAPER - 0.10%
International Paper Company                              26,000          900,380
Temple-Inland, Inc.                                       9,500          380,950
                                                                  --------------
                                                                       1,281,330
PETROLEUM SERVICES - 2.39%
Baker Hughes, Inc.                                       30,000        2,046,000
Exxon Mobil Corp.                                       382,700       25,679,170
Tesoro Petroleum Corp.                                   17,700        1,026,246
Valero Energy Corp.                                      12,500          643,375
                                                                  --------------
                                                                      29,394,791
PHARMACEUTICALS - 13.19%
Abbott Laboratories                                      89,300        4,336,408
Allergan, Inc.                                            9,700        1,092,317
AmerisourceBergen Corp.                                 172,400        7,792,480
Barr Pharmaceuticals, Inc. *                             34,200        1,776,348
Bristol-Myers Squibb Company                             93,400        2,327,528
Endo Pharmaceutical Holdings, Inc. *                      3,600          117,180
Forest Laboratories, Inc. *                             246,800       12,490,548
King Pharmaceuticals, Inc. *                             62,800        1,069,484
Merck & Company, Inc.                                 1,302,300       54,566,370
Pfizer, Inc.                                          2,700,000       76,572,000
                                                                  --------------
                                                                     162,140,663
PHOTOGRAPHY - 0.08%
Eastman Kodak Company (a)                                46,200        1,034,880

PLASTICS - 0.01%
Spartech Corp.                                            6,100          163,297

PUBLISHING - 0.27%
Cadmus Communications Corp. (a)                             600            8,964
Gannett Company, Inc.                                    54,400        3,091,552
Valassis Communications, Inc. *                          13,800          243,570
                                                                  --------------
                                                                       3,344,086
RAILROADS & EQUIPMENT - 0.63%
Burlington Northern Santa Fe Corp.                       54,100        3,973,104
CSX Corp.                                                15,600          512,148
Norfolk Southern Corp.                                   13,300          585,865
Union Pacific Corp.                                      29,200        2,569,600
Wabtec Corp.                                              5,800          157,354
                                                                  --------------
                                                                       7,798,071

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 0.03%
New Century Financial Corp., REIT (a)                    10,100   $      397,031

RETAIL GROCERY - 1.51%
Ingles Markets, Inc. (a)                                  6,300          166,194
Nash-Finch Company (a)                                   16,700          392,951
Ruddick Corp.                                             6,200          161,386
Safeway, Inc.                                           170,300        5,168,605
Smart & Final, Inc. *                                     3,000           51,210
SUPERVALU, Inc.                                          79,579        2,359,518
The Kroger Company                                      444,100       10,276,474
Weis Markets, Inc. (a)                                      900           35,820
                                                                  --------------
                                                                      18,612,158
RETAIL TRADE - 12.63%
Bed Bath & Beyond, Inc. *                               121,900        4,663,894
Best Buy Company, Inc.                                   32,100        1,719,276
Casey's General Stores, Inc.                              4,500          100,215
Cato Corp., Class A                                       8,300          181,853
Charlotte Russe Holding, Inc. *                           4,500          123,930
Costco Wholesale Corp.                                   92,700        4,605,336
Dollar General Corp.                                     33,300          453,879
Dollar Tree Stores, Inc. *                               10,100          312,696
Family Dollar Stores, Inc. (a)                           38,300        1,119,892
First Cash Financial Services, Inc. *                    15,300          315,027
Fossil, Inc. *                                            6,400          137,856
Home Depot, Inc.                                      1,381,400       50,103,378
Kohl's Corp. *                                           23,200        1,506,144
Limited Brands, Inc.                                     11,500          304,635
Lowe's Companies, Inc.                                1,256,700       35,263,002
NBTY, Inc. *                                             11,200          327,824
Pantry, Inc. *                                            7,100          400,227
Ross Stores, Inc.                                        18,700          475,167
Sonic Automotive, Inc. (a)                                6,800          157,012
Staples, Inc.                                           143,200        3,484,056
Steven Madden, Ltd. * (a)                                16,150          633,726
Talbots, Inc. (a)                                         4,600          125,350
The Buckle, Inc.                                          5,600          212,464
The TJX Companies, Inc.                                  43,800        1,227,714
United Rentals, Inc. * (a)                               31,500          732,375
Walgreen Company                                        199,300        8,846,927
Wal-Mart Stores, Inc.                                   764,800       37,719,936
                                                                  --------------
                                                                     155,253,791
SANITARY SERVICES - 0.30%
Allied Waste Industries, Inc. *                          11,200          126,224
Ecolab, Inc.                                             22,100          946,322
Waste Management, Inc.                                   72,500        2,659,300
                                                                  --------------
                                                                       3,731,846
SEMICONDUCTORS - 0.64%
Applied Materials, Inc. (a)                              80,500        1,427,265
Intel Corp.                                             273,800        5,632,066
Intersil Corp., Class A                                   3,400           83,470
Micrel, Inc. * (a)                                       20,800          199,472
Microchip Technology, Inc.                                3,700          119,954

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
QLogic Corp. *                                           20,100   $      379,890
                                                                  --------------
                                                                       7,842,117
SOFTWARE - 0.60%
BEA Systems, Inc. *                                      98,300        1,494,160
BMC Software, Inc. *                                     34,300          933,646
Citrix Systems, Inc. *                                   40,600        1,470,126
EPIQ Systems, Inc. * (a)                                  2,400           35,304
Intuit, Inc. *                                           96,600        3,099,894
Transaction Systems Architects, Inc.,
   Class A *                                             10,600          363,792
                                                                  --------------
                                                                       7,396,922
STEEL - 0.40%
Nucor Corp.                                              87,400        4,325,426
Olympic Steel, Inc. (a)                                  10,500          261,030
Ryerson, Inc. (a)                                        16,900          369,941
                                                                  --------------
                                                                       4,956,397
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.98%
ADTRAN, Inc.                                             24,600          586,464
Commscope, Inc. *                                         8,800          289,168
Polycom, Inc. *                                          19,700          483,241
QUALCOMM, Inc.                                          292,000       10,614,200
SureWest Communications (a)                               1,000           19,470
                                                                  --------------
                                                                      11,992,543
TELEPHONE - 4.27%
ALLTEL Corp.                                             19,700        1,093,350
AT&T, Inc.                                              562,200       18,305,232
BellSouth Corp.                                         239,400       10,234,350
CenturyTel, Inc.                                         38,000        1,507,460
Harris Corp.                                              7,700          342,573
Qwest Communications International,
   Inc. * (a)                                           247,100        2,154,712
TALK America Holdings, Inc. * (a)                        18,200          172,900
Verizon Communications, Inc.                            501,600       18,624,408
                                                                  --------------
                                                                      52,434,985
TIRES & RUBBER - 0.04%
Goodyear Tire & Rubber Company * (a)                     32,200          466,900

TOBACCO - 1.09%
Altria Group, Inc.                                      134,900       10,326,595
Reynolds American, Inc. (a)                              17,900        1,109,263
Universal Corp. (a)                                       3,500          127,855
UST, Inc. (a)                                            34,400        1,886,152
                                                                  --------------
                                                                      13,449,865
TOYS, AMUSEMENTS & SPORTING GOODS - 0.03%
Mattel, Inc.                                             17,100          336,870

TRANSPORTATION - 0.88%
C.H. Robinson Worldwide, Inc.                           103,900        4,631,862
Expeditors International of Washington, Inc.            116,600        5,198,028
Kirby Corp. *                                             9,500          297,635
Overseas Shipholding Group, Inc.                          4,400          271,788
Pacer International, Inc.                                 7,800          216,528

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION (CONTINUED)
Saia, Inc. *                                              4,500   $      146,700
                                                                  --------------
                                                                      10,762,541
TRAVEL SERVICES - 0.06%
Sabre Holdings Corp.                                     31,600          739,124

TRUCKING & FREIGHT - 1.56%
Arkansas Best Corp.                                      19,400          834,782
Celadon Group, Inc. *                                     8,400          139,776
EGL, Inc. *                                              11,000          400,840
Fedex Corp.                                             118,900       12,922,052
Forward Air Corp. (a)                                    16,900          559,221
J.B. Hunt Transport Services, Inc. (a)                   31,700          658,409
Landstar Systems, Inc.                                   19,400          828,380
Old Dominion Freight Lines, Inc. *                        7,100          213,213
Oshkosh Truck Corp.                                      14,400          726,768
Ryder Systems, Inc.                                      23,000        1,188,640
Swift Transportation, Inc. * (a)                         27,700          657,044
                                                                  --------------
                                                                      19,129,125
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,137,080,424)                         $1,181,584,586
                                                                  --------------
SHORT TERM INVESTMENTS - 5.52%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   67,822,057   $   67,822,057
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost$67,822,057)                                                 $   67,822,057
                                                                  --------------
REPURCHASE AGREEMENTS - 3.70%
Repurchase Agreement with State
   Street Corp. dated 09/29/2006
   at 3.95% to be repurchased at
   $45,542,986 on 10/2/2006,
   collateralized by $45,980,000
   Federal National Mortgage
   Association, 5.50% due
   12/22/2015 (valued at
   $46,439,800, including
   interest) (c)                                 $   45,528,000   $   45,528,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost$45,528,000)                                                 $   45,528,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. MULTI SECTOR TRUST)
   (COST $1,250,430,481) - 105.34%                                $1,294,934,643
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (5.34)%                                                         (65,625,037)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,229,309,606
                                                                  ==============

UTILITIES TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 87.80%

AEROSPACE - 0.02%

Gamesa Corp. Tecno SA                                     1,700   $       37,268

BROADCASTING - 3.33%
Citadel Broadcasting Corp. (a)                           80,770          759,238

UTILITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING (CONTINUED)
Grupo Televisa SA, SADR                                 157,880   $    3,356,529
News Corp.                                               89,770        1,763,980
                                                                  --------------
                                                                       5,879,747
CABLE AND TELEVISION - 2.88%
Comcast Corp.-Special Class A *                          39,850        1,466,878
Rogers Communications, Inc.                              34,800        1,909,756
Time Warner, Inc.                                         4,900           89,327
Viacom, Inc. *                                           43,565        1,619,747
                                                                  --------------
                                                                       5,085,708
CELLULAR COMMUNICATIONS - 4.01%
America Movil S.A. de C.V., Series L                     55,460        2,183,460
Dobson Communications Corp., Class A *                  281,800        1,978,236
Hutchison Telecommunications
   International, Ltd. *                                695,000        1,220,237
Tim Participacoes SA                                     61,100        1,701,635
                                                                  --------------
                                                                       7,083,568
COAL - 0.55%
CONSOL Energy, Inc.                                      30,500          967,765

CRUDE PETROLEUM & NATURAL GAS - 0.36%
Devon Energy Corp.                                        5,700          359,955
EOG Resources, Inc.                                       1,400           91,070
Gaz de France (a)                                         4,500          179,260
                                                                         630,285
                                                                  --------------
ELECTRICAL EQUIPMENT - 0.76%
CPFL Energia SA, ADR (a)                                 34,700        1,333,521

ELECTRICAL UTILITIES - 31.42%
AES Tiete SA                                         48,495,200        1,282,735
Ameren Corp. (a)                                         29,400        1,552,026
American Electric Power Company, Inc.                    66,800        2,429,516
British Energy Group PLC *                               39,600          430,229
CenterPoint Energy, Inc. (a)                             79,600        1,139,872
CMS Energy Corp. *                                      247,600        3,575,344
Constellation Energy Group, Inc.                         63,001        3,729,659
DPL, Inc.                                                24,200          656,304
E.ON AG                                                  36,400        4,316,802
Edison International                                    155,560        6,477,519
Enel SpA (a)                                            173,940        1,587,714
Enersis SA, ADR (a)                                      93,670        1,236,444
Entergy Corp.                                             3,400          265,982
Exelon Corp.                                             56,920        3,445,937
FirstEnergy Corp.                                        90,200        5,038,572
FPL Group, Inc.                                         165,930        7,466,850
International Power PLC                                 510,120        2,988,261
Mirant Corp. *                                          114,400        3,124,264
NSTAR                                                    25,300          844,008
Reliant Energy, Inc. *                                   20,700          254,817
Scottish & Southern Energy PLC                           14,200          350,272
Scottish Power PLC *                                     50,688          618,047
The AES Corp. *                                         118,960        2,425,594

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Tractebel Energia SA                                     34,250   $      277,296
                                                                  --------------
                                                                      55,514,064
ENERGY - 12.83%
Duke Energy Corp.                                       154,300        4,659,860
Equatorial Energia SA *                                  24,100          176,827
NRG Energy, Inc. * (a)                                  180,740        8,187,522
RWE AG                                                   34,040        3,141,700
Southwestern Energy Company *                             5,400          161,298
TXU Corp.                                                91,460        5,718,079
Xcel Energy, Inc. (a)                                    30,100          621,565
                                                                  --------------
                                                                      22,666,851
GAS & PIPELINE UTILITIES - 10.90%
AGL Resources, Inc.                                      80,910        2,953,215
El Paso Corp.                                            12,700          173,228
Enagas (a)                                              147,861        3,584,730
Equitable Resources, Inc.                               145,000        5,072,100
Questar Corp.                                            16,760        1,370,465
Williams Companies, Inc.                                255,411        6,096,660
                                                                  --------------
                                                                      19,250,398
INTERNATIONAL OIL - 1.41%
ChevronTexaco Corp.                                      11,100          719,946
Hess Corp.                                                6,400          265,088
Noble Corp.                                              23,560        1,512,081
                                                                  --------------
                                                                       2,497,115
INTERNET SERVICE PROVIDER - 0.49%
Fastweb SpA * (a)                                        19,265          873,750

PETROLEUM SERVICES - 2.77%
ENSCO International, Inc.                                13,560          594,335
Fortum Corp. Oyj                                         20,400          543,749
GlobalSantaFe Corp.                                      53,760        2,687,462
Transocean, Inc. *                                       14,600        1,069,158
                                                                  --------------
                                                                       4,894,704
POLLUTION CONTROL - 0.66%
Suez SA (a)                                              26,688        1,174,187

REAL ESTATE - 0.16%
Global Signal, Inc., REIT (a)                             5,700          288,306

SANITARY SERVICES - 0.54%
Veolia Environnement SA (a)                              15,650          945,267

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 8.85%
Citizens Communications Company                          56,280          790,171
France Telecom SA (a)                                    92,660        2,127,713
Singapore Telecommunications, Ltd.                      876,200        1,348,000
Telecom Argentina SA, ADR, B Shares * (a)                67,400          926,750
Telefonica SA (a)                                        97,700        1,694,358
Telenor ASA                                             181,500        2,373,078
Telus Corp. - Non Voting Shares                          91,670        5,145,751
Vodafone Group PLC *                                    114,804          262,668

UTILITIES TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Vympel Communicatii, ADR * (a)                           16,000   $      969,440
                                                                  --------------
                                                                      15,637,929
TELEPHONE - 5.86%
ALLTEL Corp.                                             13,400          743,700
AT&T, Inc.                                              130,100        4,236,056
Verizon Communications, Inc.                             41,300        1,533,469
Windstream Corp. * (a)                                  291,767        3,848,409
                                                                  --------------
                                                                      10,361,634
                                                                  --------------
TOTAL COMMON STOCKS (Cost $135,937,970)                           $  155,122,067
                                                                  --------------
PREFERRED STOCKS - 5.02%

ELECTRICAL UTILITIES - 3.18%
Eletropaulo Metropolitana de Sao Paulo SA *          24,310,000          969,000
Entergy Corp. * (a)                                      85,380        4,646,380
                                                                  --------------
                                                                       5,615,380
ENERGY - 1.17%
NRG Energy, Inc. *                                        8,800        2,069,100

GAS & PIPELINE UTILITIES - 0.67%
El Paso Corp. *                                             970        1,184,370
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $8,487,117)                          $    8,868,850
                                                                  --------------
CORPORATE BONDS - 1.09%

CABLE AND TELEVISION - 0.04%
EchoStar Communications Corp.
   5.75% due 05/15/2008 (a)                      $       80,000           80,200

ELECTRICAL UTILITIES - 0.55%
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                                 102,000          115,305
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                                 773,000          867,299
                                                                  --------------
                                                                         982,604
ENERGY - 0.40%
TXU Energy Company, LLC
   7.00% due 03/15/2013                                 670,000          703,425

PETROLEUM SERVICES - 0.10%
Transocean, Inc.
   1.50% due 05/15/2021                                 160,000          172,400
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $1,963,567)                           $    1,938,629
                                                                  --------------
SHORT TERM INVESTMENTS - 18.25%
Jupiter Securitization Company, LLC
   zero coupon due 10/02/2006                    $      340,000   $      339,949
New Center Asset Trust
   zero coupon due 10/02/2006                         7,079,000        7,077,938
State Street Navigator Securities Lending
   Prime Portfolio (c)                               24,825,394       24,825,394
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $32,243,282)                                                $   32,243,281
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (UTILITIES TRUST)
   (COST $178,631,936) - 112.16%                                  $  198,172,827
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (12.16)%                                                          (21,490,905)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  176,681,922
                                                                  ==============

VALUE & RESTRUCTURING TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 97.25%

AEROSPACE - 2.74%
Empresa Brasileira de Aeronautica SA,
   ADR (a)                                              105,450   $    4,141,021
United Technologies Corp.                                63,690        4,034,762
                                                                  --------------
                                                                       8,175,783
AIR TRAVEL - 2.76%
Copa Holdings SA, Class A                                91,403        3,137,865
Gol Linhas Aereas Inteligentes SA, ADR (a)              148,109        5,087,544
                                                                  --------------
                                                                       8,225,409
BROADCASTING - 2.02%
CBS Corp., Class B                                      105,423        2,969,766
XM Satellite Radio Holdings, Inc.,
   Class A * (a)                                        237,041        3,055,458
                                                                  --------------
                                                                       6,025,224
BUILDING MATERIALS & CONSTRUCTION - 0.47%
Eagle Materials, Inc.                                    41,740        1,405,803

BUSINESS SERVICES - 0.63%
MasterCard, Inc., Class A * (a)                          26,630        1,873,421

CABLE AND TELEVISION - 0.87%
EchoStar Communications Corp., Class A *                 79,432        2,600,604

CELLULAR COMMUNICATIONS - 2.97%
America Movil S.A. de C.V., Series L                    224,910        8,854,707

CHEMICALS - 3.33%
Celanese Corp., Series A                                176,164        3,153,336
Lanxess AG *                                             47,499        2,039,789
PPG Industries, Inc.                                     53,270        3,573,351
Tronox, Inc., Class A (a)                                91,427        1,165,694
                                                                  --------------
                                                                       9,932,170
COAL - 2.93%
CONSOL Energy, Inc.                                     183,408        5,819,536
Foundation Coal Holdings, Inc.                           61,204        1,981,173
International Coal Group, Inc. * (a)                    221,335          934,034
                                                                  --------------
                                                                       8,734,743

COMMERCIAL SERVICES - 0.21%
Castlepoint Holdings, Ltd.                               57,200          629,200

COMPUTERS & BUSINESS EQUIPMENT - 1.04%
International Business Machines Corp.                    37,992        3,113,065

CONTAINERS & GLASS - 0.58%
Smurfit-Stone Container Corp. *                         155,248        1,738,778

COSMETICS & TOILETRIES - 0.98%
Avon Products, Inc.                                      95,202        2,918,893

CRUDE PETROLEUM & NATURAL GAS - 3.50%
Devon Energy Corp.                                      100,672        6,357,437
Mariner Energy LLC *                                     41,800          767,866
Pinnacle Gas Resources, Inc. *                           26,600          292,600

VALUE & RESTRUCTURING TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS
   (CONTINUED)
W&T Offshore, Inc. (a)                                  103,488   $    3,022,884
                                                                  --------------
                                                                      10,440,787
DOMESTIC OIL - 2.37%
Mariner Energy, Inc. * (a)                               16,122          296,161
Murphy Oil Corp.                                         61,042        2,902,547
Noble Energy, Inc.                                       85,064        3,878,068
                                                                  --------------
                                                                       7,076,776
DRUGS & HEALTH CARE - 0.72%
Wyeth                                                    42,347        2,152,921

ELECTRICAL UTILITIES - 0.50%
Enel SpA                                                161,801        1,476,910

ELECTRONICS - 0.98%
Harman International Industries, Inc.                    34,852        2,908,051

ENERGY - 1.30%
Duke Energy Corp.                                        57,807        1,745,771
Rosetta Resources, Inc. * (a)                           124,818        2,143,125
                                                                  --------------
                                                                       3,888,896
FINANCIAL SERVICES - 14.35%
Amvescap PLC, ADR (a)                                   145,008        3,178,575
Capital One Financial Corp.                              42,115        3,312,766
CIT Group, Inc.                                          77,325        3,760,315
Citigroup, Inc.                                          96,513        4,793,801
Federal Home Loan Mortgage Corp.                         66,331        4,399,735
Friedman, Billings, Ramsey Group, Inc. (a)              126,700        1,017,401
JPMorgan Chase & Company                                 80,877        3,797,984
Lehman Brothers Holdings, Inc.                           66,130        4,884,362
Morgan Stanley                                           93,227        6,797,181
PNC Financial Services Group, Inc.                       50,641        3,668,434
Washington Mutual, Inc.                                  73,790        3,207,651
                                                                  --------------
                                                                      42,818,205
FOOD & BEVERAGES - 2.70%
ConAgra Foods, Inc.                                      71,423        1,748,435
Dean Foods Company * (a)                                 99,662        4,187,797
Kraft Foods, Inc., Class A (a)                           46,275        1,650,167
Vintage Wine Trust, Inc.                                 52,985          476,865
                                                                  --------------
                                                                       8,063,264
FURNITURE & FIXTURES - 0.94%
Leggett & Platt, Inc.                                   112,173        2,807,690

GAS & PIPELINE UTILITIES - 1.03%
El Paso Corp. (a)                                       225,993        3,082,545

HEALTHCARE PRODUCTS - 1.33%
Baxter International, Inc.                               87,407        3,973,522

HEALTHCARE SERVICES - 1.01%
HCA, Inc.                                                60,097        2,998,239

HOLDINGS COMPANIES/CONGLOMERATES - 1.40%
Loews Corp.                                             110,544        4,189,618

HOMEBUILDERS - 2.11%
Centex Corp. (a)                                        119,799        6,303,823

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 0.06%
Wyndham Worldwide Corp. *                                 6,255   $      174,952

HOUSEHOLD APPLIANCES - 2.89%
Black & Decker Corp.                                    108,536        8,612,332

HOUSEHOLD PRODUCTS - 1.07%
Newell Rubbermaid, Inc. (a)                             112,161        3,176,400

INDUSTRIAL MACHINERY - 1.01%
AGCO Corp. * (a)                                        118,553        3,005,319

INSURANCE - 4.84%
ACE, Ltd.                                               100,211        5,484,548
Marsh & McLennan Companies, Inc.                         96,960        2,729,424
MetLife, Inc.                                            78,267        4,436,174
People's Choice *                                       109,656          328,968
Primus Guaranty, Ltd. * (a)                             120,340        1,457,317
                                                                  --------------
                                                                      14,436,431
INTERNATIONAL OIL - 5.48%
Anadarko Petroleum Corp.                                 65,286        2,861,485
ConocoPhillips                                          112,626        6,704,626
Petroleo Brasileiro SA, ADR                              80,863        6,778,745
                                                                  --------------
                                                                      16,344,856
INVESTMENT COMPANIES - 1.50%
Apollo Investment Corp. (a)                             106,782        2,190,099
MCG Capital Corp. (a)                                   138,972        2,269,413
                                                                  --------------
                                                                       4,459,512
MANUFACTURING - 1.71%
Rockwell Automation, Inc.                                21,000        1,220,100
Tyco International, Ltd.                                138,430        3,874,656
                                                                  --------------
                                                                       5,094,756
METAL & METAL PRODUCTS - 1.13%
Southern Copper Corp. (a)                                36,541        3,380,043

MINING - 0.57%
Alpha Natural Resources, Inc. * (a)                     108,605        1,711,615

PETROLEUM SERVICES - 1.84%
PetroHawk Energy Corp. * (a)                            178,209        1,849,809
Todco, Class A * (a)                                    105,186        3,639,436
                                                                  --------------
                                                                       5,489,245
PHARMACEUTICALS - 1.76%
AmerisourceBergen Corp.                                  73,817        3,336,529
Bristol-Myers Squibb Company                             77,084        1,920,933
                                                                  --------------
                                                                       5,257,462
RAILROADS & EQUIPMENT - 2.14%
Union Pacific Corp.                                      72,701        6,397,688

REAL ESTATE - 2.40%
DiamondRock Hospitality Company, REIT                   143,788        2,388,319
FBR Capital Markets Corp., REIT *                        40,000          600,000
Host Hotels & Resorts, Inc., REIT (a)                    76,861        1,762,423
Realogy Corp., REIT *                                    35,808          812,125
Taberna Realty Finance Trust, REIT                       16,939          252,391

VALUE & RESTRUCTURING TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Ventas, Inc., REIT                                       34,671   $    1,336,220
                                                                  --------------
                                                                       7,151,478
RETAIL TRADE - 3.56%
The TJX Companies, Inc.                                 131,025        3,672,631
United Rentals, Inc. * (a)                              166,192        3,863,964
Zale Corp. * (a)                                        111,587        3,095,423
                                                                  --------------
                                                                      10,632,018
STEEL - 0.74%
Schnitzer Steel Industries, Inc. (a)                     70,386        2,219,974

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.68%
DataPath, Inc. *                                         78,000          858,000
Nokia Oyj, SADR                                         144,291        2,841,090
Plantronics, Inc. (a)                                    74,512        1,306,195
                                                                  --------------
                                                                       5,005,285
TELEPHONE - 3.60%
Harris Corp.                                            165,382        7,357,845
Sprint Nextel Corp.                                     103,634        1,777,323
Windstream Corp. (a)                                    122,445        1,615,050
                                                                  --------------
                                                                      10,750,218
TOBACCO - 1.57%
Loews Corp. - Carolina Group                             84,508        4,680,898

TRANSPORTATION - 0.70%
Aries Maritime Transport, Ltd. (a)                       38,213          397,415
Arlington Tankers, Ltd. (a)                              47,992        1,082,700
Omega Navigation Enterprises, Inc. (a)                   39,523          607,468
                                                                  --------------
                                                                       2,087,583
TRUCKING & FREIGHT - 1.23%
Ryder Systems, Inc. (a)                                  71,049        3,671,812
                                                                  --------------
TOTAL COMMON STOCKS (Cost $278,582,281)                           $  290,148,924
                                                                  --------------
PREFERRED STOCKS - 1.33%

CHEMICALS - 0.19%
Celanese Corp. * (a)                                     20,383          555,437

FINANCIAL SERVICES - 1.14%
Ford Motor Company Capital Trust II * (a)               101,399        3,405,992
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $3,628,363)                          $    3,961,429
                                                                  --------------
SHORT TERM INVESTMENTS - 19.09%
State Street Navigator Securities Lending
   Prime Portfolio (c)                             $ 56,958,943   $   56,958,943
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $56,958,943)                                                $   56,958,943
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
REPURCHASE AGREEMENTS - 1.47%
Repurchase Agreement with State Street
   Corp. dated 09/29/2006 at 3.95% to be
   repurchased at $4,392,445 on 10/02/2006,
   collateralized by $4,480,000 Federal
   National Mortgage Association, 6.25% due
   02/28/2017 (valued at $4,480,000,
   including interest) (c)                       $    4,391,000   $    4,391,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,391,000)                                                 $    4,391,000
                                                                  --------------
TOTAL INVESTMENTS (VALUE & RESTRUCTURING
   TRUST)
   (COST $343,560,587) - 119.14%                                  $  355,460,296
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (19.14)%                                                          (57,096,655)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  298,363,641
                                                                  ==============

VALUE TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 92.79%

AEROSPACE - 2.22%
Goodrich Corp.                                          174,500   $    7,070,740

AIR TRAVEL - 2.00%
Southwest Airlines Company                              381,320        6,352,791

BANKING - 4.40%
Hudson City Bancorp, Inc.                               601,640        7,971,730
Northern Trust Corp.                                    103,020        6,019,459
                                                                  --------------
                                                                      13,991,189
BIOTECHNOLOGY - 2.95%
Applera Corp.                                           283,380        9,382,712

BUSINESS SERVICES - 0.66%
Manpower, Inc.                                           34,360        2,105,237

CHEMICALS - 2.38%
Albemarle Corp.                                         139,190        7,562,193

COMPUTERS & BUSINESS EQUIPMENT - 3.31%
Diebold, Inc.                                           241,960       10,532,519

CONTAINERS & GLASS - 2.62%
Sealed Air Corp.                                        153,720        8,319,326

COSMETICS & TOILETRIES - 5.95%
Avon Products, Inc.                                     149,860        4,594,707
International Flavors & Fragrances, Inc.                362,420       14,330,087
                                                                  --------------
                                                                      18,924,794
DRUGS & HEALTH CARE - 1.43%
Kos Pharmaceuticals, Inc. *                              92,060        4,549,605

ELECTRICAL UTILITIES - 4.28%
Constellation Energy Group, Inc.                        111,539        6,603,109
Wisconsin Energy Corp.                                  162,480        7,009,387
                                                                  --------------
                                                                      13,612,496

VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

ENERGY - 0.96%
McDermott International, Inc. *                          72,790   $    3,042,622

FINANCIAL SERVICES - 7.63%
A.G. Edwards, Inc.                                      104,280        5,556,038
Amvescap PLC, ADR                                       300,710        6,591,563
Charles Schwab Corp.                                    353,140        6,321,206
Lazard, Ltd., Class A                                   144,630        5,782,308
                                                                  --------------
                                                                      24,251,115
FOOD & BEVERAGES - 5.23%
ConAgra Foods, Inc.                                     408,240        9,993,715
Tyson Foods, Inc., Class A                              418,780        6,650,227
                                                                  --------------
                                                                      16,643,942
HEALTHCARE PRODUCTS - 2.69%
Beckman Coulter, Inc.                                   148,560        8,551,114

HEALTHCARE SERVICES - 1.74%
Healthsouth Corp. *                                   1,118,020        5,545,379

HOTELS & RESTAURANTS - 0.49%
OSI Restaurant Partners, Inc.                            49,140        1,558,229

HOUSEHOLD PRODUCTS - 2.19%
Newell Rubbermaid, Inc.                                 246,090        6,969,269

INSURANCE - 10.98%
ACE, Ltd.                                               160,360        8,776,503
Allied World Assurance Holdings, Ltd. *                 202,340        8,174,536
Aspen Insurance Holdings, Ltd.                           84,600        2,185,218
Conseco, Inc. *                                         214,820        4,509,072
Marsh & McLennan Companies, Inc.                        314,000        8,839,100
Security Capital Assurance, Ltd. *                      100,790        2,413,920
                                                                  --------------
                                                                      34,898,349
INTERNATIONAL OIL - 1.80%
Hess Corp.                                              138,000        5,715,960

INTERNET RETAIL - 0.56%
Amazon.com, Inc. *                                       55,900        1,795,508

INVESTMENT COMPANIES - 0.88%
Streettracks Gold Trust *                                47,180        2,805,795

MANUFACTURING - 3.21%
Cameron International Corp. *                            67,160        3,244,500
Snap-on, Inc.                                           156,310        6,963,610
                                                                  --------------
                                                                      10,208,110
MEDICAL-HOSPITALS - 1.40%
Tenet Healthcare Corp. *                                545,330        4,438,986

OFFICE FURNISHINGS & SUPPLIES - 2.21%
Office Depot, Inc. *                                    176,820        7,019,754

PHARMACEUTICALS - 2.14%
Watson Pharmaceuticals, Inc. *                          259,480        6,790,592

REAL ESTATE - 2.69%
KKR Financial Corp., REIT                               348,310        8,547,527

RETAIL GROCERY - 1.06%
Safeway, Inc.                                           110,640        3,357,924

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES - 2.15%
Nalco Holding Company *                                 368,510   $    6,824,805

SEMICONDUCTORS - 2.18%
Linear Technology Corp.                                 222,500        6,924,200

SOFTWARE - 3.70%
Cognos, Inc. *                                          322,010       11,753,365

TELEPHONE - 2.41%
CenturyTel, Inc.                                        193,210        7,664,641

TOBACCO - 2.29%
UST, Inc.                                               132,730        7,277,586
                                                                  --------------
TOTAL COMMON STOCKS (Cost $254,039,949)                           $  294,988,374
                                                                  --------------
SHORT TERM INVESTMENTS - 7.20%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/02/2006                    $   22,890,000   $   22,886,979
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $22,886,979)                                                $   22,886,979
                                                                  --------------
TOTAL INVESTMENTS (VALUE TRUST)
   (COST $276,926,928) - 99.99%                                   $  317,875,353
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.01%                                                    34,073
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  317,909,426
                                                                  ==============

VISTA TRUST

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS - 96.92%

ADVERTISING - 0.49%
Focus Media Holding Ltd., ADR * (a)                       8,700   $      503,904

AEROSPACE - 1.92%
BE Aerospace, Inc. *                                     93,540        1,972,759

AGRICULTURE - 3.06%
Delta & Pine Land Company                                 9,055          366,727
Monsanto Company                                         59,300        2,787,693
                                                                  --------------
                                                                       3,154,420
BANKING - 1.46%
Compass Bancshares, Inc.                                 26,400        1,504,272

BUILDING MATERIALS & CONSTRUCTION - 0.48%
Foster Wheeler, Ltd. *                                   12,922          498,660

BUSINESS SERVICES - 3.14%
Alliance Data Systems Corp. *                            58,500        3,228,615

CABLE AND TELEVISION - 0.53%
Rogers Communications, Inc.                               9,900          543,293

CELLULAR COMMUNICATIONS - 13.97%
America Movil S.A. de C.V., Series L                     83,000        3,267,710
American Tower Corp., Class A *                          75,500        2,755,750
Crown Castle International Corp. *                       14,200          500,408
Leap Wireless International, Inc. * (a)                  47,586        2,307,445

VISTA TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
NII Holdings, Inc. *                                     89,200   $    5,544,672
                                                                  --------------
                                                                      14,375,985
CHEMICALS - 0.57%
OM Group, Inc. *                                         13,400          588,796

COMPUTERS & BUSINESS EQUIPMENT - 1.68%
Cognizant Technology Solutions Corp.,
   Class A *                                             13,600        1,007,216
Research In Motion, Ltd. *                                2,500          256,650
SanDisk Corp. *                                           8,700          465,798
                                                                  --------------
                                                                       1,729,664
CORRECTIONAL FACILITIES - 0.51%
Corrections Corp. of America *                           12,150          525,487

DRUGS & HEALTH CARE - 0.44%
Illumina, Inc. * (a)                                     13,800          455,952

ELECTRICAL EQUIPMENT - 1.24%
Anixter International, Inc. * (a)                         9,300          525,171
Molex, Inc.                                              19,200          748,224
                                                                  --------------
                                                                       1,273,395

ELECTRICAL UTILITIES - 1.97%
Allegheny Energy, Inc. *                                 38,600        1,550,562
Quanta Services, Inc. * (a)                              28,335          477,728
                                                                  --------------
                                                                       2,028,290
ELECTRONICS - 4.54%
Amphenol Corp., Class A                                   8,700          538,791
Mentor Graphics Corp. *                                  46,982          661,507
Thermo Electron Corp. *                                  88,300        3,472,839
                                                                  --------------
                                                                       4,673,137
ENERGY - 3.03%
McDermott International, Inc. *                          74,700        3,122,460

FINANCIAL SERVICES - 2.61%
Amvescap PLC                                             57,725          626,605
SEI Investments Company                                  27,500        1,545,225
T. Rowe Price Group, Inc.                                10,700          511,995
                                                                  --------------
                                                                       2,683,825
FOOD & BEVERAGES - 0.97%
Campbell Soup Company (a)                                13,100          478,150
H.J. Heinz Company                                       12,300          515,739
                                                                  --------------
                                                                         993,889
HEALTHCARE SERVICES - 7.85%
Caremark Rx, Inc.                                        12,400          702,708
Covance, Inc. *                                          33,200        2,203,816
Express Scripts, Inc. *                                   6,200          468,038
Humana, Inc. *                                           32,300        2,134,707
Laboratory Corp. of America Holdings *                   15,900        1,042,563
Quest Diagnostics, Inc.                                  24,900        1,522,884
                                                                  --------------
                                                                       8,074,716
HOUSEHOLD PRODUCTS - 0.25%
Newell Rubbermaid, Inc.                                   9,000          254,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VISTA TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 1.06%
Alstom RGPT * (a)                                        12,100   $    1,095,271

INDUSTRIALS - 0.52%
ABB, Ltd.                                                41,000          539,344

INSURANCE - 3.55%
American Financial Group, Inc.                           11,300          530,309
Arch Capital Group, Ltd. *                                8,300          526,967
Chubb Corp.                                              14,600          758,616
RenaissanceRe Holdings, Ltd. (a)                         13,800          767,280
TorchmarK Corp.                                          16,900        1,066,559
                                                                  --------------
                                                                       3,649,731
INTERNET SOFTWARE - 1.59%
Akamai Technologies, Inc. * (a)                          32,632        1,631,274

LEISURE TIME - 3.49%
International Game Technology, Inc.                      38,500        1,597,750
Las Vegas Sands Corp. *                                  29,100        1,988,985
                                                                  --------------
                                                                       3,586,735
LIFE SCIENCES - 2.29%
Pharmaceutical Product Development, Inc.                 66,100        2,359,109

MEDICAL-HOSPITALS - 1.23%
Manor Care, Inc.                                         24,300        1,270,404

METAL & METAL PRODUCTS - 2.28%
Precision Castparts Corp.                                37,200        2,349,552

OFFICE FURNISHINGS & SUPPLIES - 0.52%
Office Depot, Inc. *                                     13,400          531,980

PETROLEUM SERVICES - 3.03%
Acergy SA * (a)                                          27,600          472,813
Core Laboratories N.V. *                                 16,023        1,022,268
TETRA Technologies, Inc. *                               67,300        1,625,968
                                                                  --------------
                                                                       3,121,049
PHARMACEUTICALS - 1.49%
Amylin Pharmaceuticals, Inc. * (a)                       10,400          458,328
Celgene Corp. * (a)                                      24,900        1,078,170
                                                                  --------------
                                                                       1,536,498
REAL ESTATE - 3.89%
Archstone-Smith Trust, REIT                              27,700        1,507,988
Camden Property Trust, REIT                              20,200        1,535,402
Jones Lang LaSalle, Inc., REIT                           11,200          957,376
                                                                  --------------
                                                                       4,000,766
RETAIL GROCERY - 1.22%
Safeway, Inc.                                            41,400        1,256,490

RETAIL TRADE - 7.02%
American Eagle Outfitters, Inc.                          48,000        2,103,840
AnnTaylor Stores Corp. *                                 12,900          539,994
CVS Corp.                                                16,300          523,556
GameStop Corp., Class A * (a)                            21,000          971,880
Kohl's Corp. *                                           30,400        1,973,568
Rent-A-Center, Inc. *                                    38,100        1,115,949
                                                                  --------------
                                                                       7,228,787

VISTA TRUST (CONTINUED)

                                                   SHARES OR
                                               PRINCIPAL AMOUNT        VALUE
                                               ----------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 3.68%
ASML Holding N.V. * (a)                                  22,200   $      516,816
FormFactor, Inc. *                                       11,500          484,495
MEMC Electronic Materials, Inc. *                        42,200        1,545,786
Micron Technology, Inc. *                                39,600          689,040
NVIDIA Corp. *                                           18,600          550,374
                                                                  --------------
                                                                       3,786,511
SOFTWARE - 1.46%
BEA Systems, Inc. *                                      65,100          989,520
THQ, Inc. * (a)                                          17,600          513,392
                                                                  --------------
                                                                       1,502,912
STEEL - 1.31%
Oregon Steel Mills, Inc. *                               27,500        1,343,925

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.68%
Amdocs, Ltd. *                                           12,700          502,920
Commscope, Inc. *                                        17,800          584,908
SBA Communications Corp. * (a)                          110,858        2,697,175
                                                                  --------------
                                                                       3,785,003
TOYS, AMUSEMENTS & SPORTING GOODS - 2.10%
Nintendo Company, Ltd. (a)                               10,500        2,165,847

TRANSPORTATION - 0.80%
American Commercial Lines, Inc. * (a)                    13,790          819,815
                                                                  --------------
TOTAL COMMON STOCKS (Cost $93,481,260)                            $   99,747,402
                                                                  --------------
SHORT TERM INVESTMENTS - 13.59%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   13,989,874   $   13,989,874
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $13,989,874)                                                $   13,989,874
                                                                  --------------
REPURCHASE AGREEMENTS - 4.77%
Repurchase Agreement with State Street
   Corp. dated 09/29/2006 at 3.95% to be
   repurchased at $4,911,616 on 10/2/2006,
   collateralized by $5,305,000 Federal
   National Mortgage Association, 5.70% due
   03/27/2023 (valued at $5,012,445,
   including interest)(c)                        $    4,910,000   $    4,910,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,910,000)                                                 $    4,910,000
                                                                  --------------
TOTAL INVESTMENTS (VISTA TRUST)
   (COST $112,381,134) - 115.28%                                  $  118,647,276

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.28)%                                                 (15,728,344)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  102,918,932
                                                                  ==============

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Currency Abbreviations

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deutsche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NLG - Netherlands Guilder
NZD - New Zealand Dollar
NOK - Norwegian Krone
PHP - Philippines Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - US Dollar
ZAR - South African Rand

Key to Security Abbreviations and Legend

ADR - American Depositary Receipts
ADS - American Depositary Shares
BKNT - Bank Note
CDO - Collateralized Debt Obligation
ESOP - Employee Stock Ownership Program
EMTN - European Medium Term Note
EWCO - European Written Call Option
GDR - Global Depositary Receipts
GMTN - Global Medium Term Note
GTD - Guaranteed
IO - Interest Only (Carries notional principal amount)
MTN - Medium Term Note
NIM - Net Interest Margin
OTC - Over The Counter
PCL - Public Company Limited
PIK - Paid In Kind
PO - Principal Only
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI - Shares Beneficial Interest
SADR - Sponsored American Depositary Receipts
SPDR - Standard & Poor's Depositary Receipts
TBA - To Be Announced
TIPS - Treasury Inflation Protected Security

@ Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

*    Non-Income Producing

(a)  All or a portion of this security was out on loan

(b)  Floating Rate Note

(c)  Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)  Principal amount of security is adjusted for inflation

(e)  Security Fair Valued on September 30, 2006

(f)  Term Loan

**   Purchased on a forward commitment

*** At September 30, 2006, all or a portion of this security was pledged to cover forward commitments purchased.

**** At September 30, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2006:

                                                                                                                    UNREALIZED
                                                                                                      EXPIRATION   APPRECIATION
           FUND                       OPEN CONTRACTS             NUMBER OF CONTRACTS     POSITION        DATE     (DEPRECIATION)
--------------------------  ----------------------------------  --------------------  --------------  ----------  --------------
500 INDEX                   S&P 500 Index                                  30         Long              Dec 2006   $    219,695
                                                                                                                   ------------
                                                                                                                   $    219,695
                                                                                                                   ------------
500 INDEX B                 S&P 500 Index                                  29         Long              Dec 2006   $    234,876
                                                                                                                   ------------
                                                                                                                   $    234,876
                                                                                                                   ------------
ALL CAP CORE                Russell 2000 Index                             39         Long              Dec 2006   $      9,584
                            Russell 2000 Mini Index                       329         Long              Dec 2006         14,230
                            S&P 500 Index                                  62         Long              Dec 2006        305,484
                                                                                                                   ------------
                                                                                                                   $    329,298
                                                                                                                   ------------
GLOBAL BOND                 10 Year German Euro-BUND                      873         Long              Dec 2006   $    339,678
                            10 Year German Euro-BUND                      618         Long              Dec 2006        529,071
                            Canadian Bankers' Acceptance                  368         Long              Dec 2006        216,930
                            Eurodollar                                    145         Long              Dec 2006         34,438
                            Eurodollar                                    646         Long              Jun 2007        379,525
                            Eurodollar                                    213         Long              Sep 2007        223,650
                            Eurodollar                                      1         Long              Dec 2007            338
                            Eurodollar                                      1         Long              Mar 2008            287
                            Eurodollar                                      1         Long              Jun 2008            212
                            Eurodollar                                     57         Long              Sep 2008         55,575
                            Eurodollar                                      1         Long              Sep 2008            188
                            Eurodollar                                     57         Long              Dec 2008         55,575
                            Eurodollar                                     57         Long              Mar 2009         55,575
                            Eurodollar                                     57         Long              Jun 2009         56,288
                            Japan 10 Year Government Bonds                 69         Long              Dec 2006        305,218
                            U.S. Treasury 5-Year Notes                    985         Long              Dec 2006        641,953
                            U.S. Treasury 10-Year Notes                   263         Long              Dec 2006        238,344
                            U.S. Treasury Bond                            263         Long              Dec 2006        618,461
                            Canadian Bankers' Acceptance                  368         Short             Jun 2007       (389,411)
                                                                                                                   ------------
                                                                                                                   $  3,361,895
                                                                                                                   ------------
INTERNATIONAL CORE          CAC 40 10 Euro Index                           28         Long              Oct 2006   $     19,834
                            DAX Index                                     209         Long              Dec 2006        628,140
                            EOE Dutch Stock Index                          18         Long              Oct 2006         36,295
                            Hang Seng Stock Index                           1         Long              Oct 2006           (758)
                            IBEX 35 Index                                   8         Long              Oct 2006         60,077
                            MSCI Singapore Stock Index                    318         Long              Oct 2006        171,758
                            OMX 30 Index                                   54         Long              Oct 2006          1,718
                            S&P/MIB 30 Index                                7         Long              Dec 2006         20,782
                            TOPIX Index                                   218         Long              Dec 2006       (217,225)
                            FTSE 100 Index                                 40         Short             Dec 2006        (25,050)
                            S&P/Toronto Stock Exchange 60
                               Index                                      169         Short             Dec 2006       (374,767)
                            SPI 200 Index                                  68         Short             Dec 2006       (149,921)
                                                                                                                   ------------
                                                                                                                   $    170,883
                                                                                                                   ------------
INTERNATIONAL EQUITY INDEX
   A                        CAC 40 10 Euro Index                           12         Long              Dec 2006   $     16,949
                            DAX Index                                       2         Long              Dec 2006          6,370
                            EOE Dutch Stock Index                           2         Long              Oct 2006         10,107
                            FTSE 100 Index                                 15         Long              Dec 2006          9,360
                            Hang Seng Stock Index                           1         Long              Oct 2006           (660)
                            IBEX 35 Index                                   3         Long              Oct 2006         28,798
                            MSCI Taiwan Stock Index                         3         Long              Oct 2006         (1,487)
                            OMX 30 Index                                   15         Long              Oct 2006            591

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2006, CONTINUED

                                                                                                                    UNREALIZED
                                                                                                      EXPIRATION   APPRECIATION
           FUND                       OPEN CONTRACTS             NUMBER OF CONTRACTS     POSITION        DATE     (DEPRECIATION)
--------------------------  ----------------------------------  --------------------  --------------  ----------  --------------
INTERNATIONAL EQUITY INDEX
   A                        S&P/Toronto Stock Exchange 60
                               Index                                        3         Long              Dec 2006   $      5,926
                            S&P/MIB 30 Index                                2         Long              Dec 2006          5,943
                            SPI 200 Index                                   3         Long              Dec 2006          6,447
                            TOPIX Index                                    12         Long              Dec 2006       (25,476)
                                                                                                                   ------------
                                                                                                                   $     62,868
                                                                                                                   ------------
INTERNATIONAL EQUITY INDEX
   B                        CAC 40 10 Euro Index                            8         Long              Dec 2006   $     11,300
                            DAX Index                                       2         Long              Dec 2006         14,394
                            EOE Dutch Stock Index                           3         Long              Oct 2006         15,161
                            FTSE 100 Index                                 12         Long              Dec 2006          7,488
                            Hang Seng Stock Index                           4         Long              Oct 2006          (768)
                            IBEX 35 Index                                   1         Long              Oct 2006          9,599
                            MSCI Taiwan Stock Index                         4         Long              Oct 2006        (1,983)
                            OMX 30 Index                                   15         Long              Oct 2006            591
                            S&P/Toronto Stock Exchange 60
                               Index                                        2         Long              Dec 2006          4,423
                            S&P/MIB 30 Index                                1         Long              Dec 2006          2,972
                            SPI 200 Index                                   2         Long              Dec 2006          4,491
                            TOPIX Index                                    12         Long              Dec 2006       (26,053)
                                                                                                                   ------------
                                                                                                                   $     41,615
                                                                                                                   ------------
INVESTMENT QUALITY BOND     U.S. 10 year Treasury Notes                    95         Short             Dec 2006      ($88,607)
                                                                                                                   ------------
                                                                                                                      ($88,607)
                                                                                                                   ------------
LARGE CAP                   S&P 500 Index                                   6         Long              Dec 2006   $     31,770
                                                                                                                   ------------
                                                                                                                   $     31,770
                                                                                                                   ------------
MANAGED                     S&P 500 Index                                  17         Long              Dec 2006   $    122,524
                                                                                                                   ------------
                                                                                                                   $    122,524
                                                                                                                   ------------
MID CAP INDEX               S&P Mid Cap 400 Index                          38         Long              Dec 2006   $    232,097
                                                                                                                   ------------
                                                                                                                   $    232,097
                                                                                                                   ------------
REAL RETURN BOND            Eurodollar                                     92         Long              Jun 2007      ($60,213)
                            Eurodollar                                    291         Long              Sep 2007       (43,188)
                            Eurodollar                                    285         Long              Dec 2007         34,588
                            U.S. Treasury 5-Year Notes                    577         Long              Dec 2006        376,206
                            U.S. Treasury 10-Year Notes                   313         Long              Dec 2006        317,891
                            U.S. Treasury 30-Year Bonds                   140         Short             Dec 2006      (205,625)
                                                                                                                   ------------
                                                                                                                   $    419,659
                                                                                                                   ------------
SMALL CAP INDEX             Russell 2000 Index                             25         Long              Dec 2006   $    194,875
                                                                                                                   ------------
                                                                                                                   $    194,875
                                                                                                                   ------------
SPECTRUM INCOME             U.S. Treasury 5-Year Notes                     21         Long              Dec 2006   $     15,094
                            U.S. Treasury 10-Year Notes                    21         Long              Dec 2006         19,406
                            U.S. Treasury Bonds                             4         Long              Dec 2006          8,250
                            10 Year Mini Japan Government Bond             18         Short             Dec 2006        (12,791)
                            Canada Govt 10-Year Bonds                      19         Short             Dec 2006        (10,384)
                            U.S. Treasury 10-Year Notes                    11         Short             Dec 2006         (9,539)
                            U.S. Treasury Bonds                             8         Short             Dec 2006        (16,500)
                                                                                                                   ------------
                                                                                                                        ($6,464)
                                                                                                                   ------------
STRATEGIC BOND              Euro Currency                                 221         Long              Dec 2006      ($130,180)
                            Eurodollar                                     60         Long              Dec 2006          8,475
                            Eurodollar                                     13         Long              Mar 2007           (440)
                            Eurodollar                                     14         Long              Mar 2008         14,455

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2006, CONTINUED

                                                                                                                    UNREALIZED
                                                                                                      EXPIRATION   APPRECIATION
           FUND                       OPEN CONTRACTS             NUMBER OF CONTRACTS     POSITION        DATE     (DEPRECIATION)
--------------------------  ----------------------------------  --------------------  --------------  ----------  --------------
STRATEGIC BOND              Japanese Yen                                  579         Long              Dec 2006      ($505,414)
                            Eurodollar                                     34         Short             Sep 2007        (10,795)
                            Eurodollar                                     20         Short             Sep 2008         (6,725)
                            U.S. Treasury 5-Year Notes                    592         Short             Dec 2006       (264,897)
                            U.S. Treasury 10-Year Notes                   584         Short             Dec 2006       (515,865)
                            U.S. Treasury Bonds                           780         Short             Dec 2006     (1,384,240)
                                                                                                                   ------------
                                                                                                                    ($2,795,626)
                                                                                                                   ------------
TOTAL RETURN                5 Year German Euro-BOBL                        98         Long              Dec 2006   $     17,340
                            10 Year German Euro-BUND                       39         Long              Dec 2006         33,350
                            Eurodollar                                  3,371         Long              Dec 2006     (1,239,475)
                            Eurodollar                                  2,435         Long              Mar 2007     (1,976,263)
                            Eurodollar                                  2,218         Long              Jun 2007       (570,938)
                            Eurodollar                                  2,072         Long              Sep 2007        440,288
                            Eurodollar                                  1,398         Long              Dec 2007      1,087,537
                            Eurodollar                                    307         Long              Mar 2008        327,788
                            Eurodollar                                     58         Long              Jun 2008         55,825
                            LIBOR                                          65         Long              Jun 2007          4,606
                            LIBOR                                         113         Long              Sep 2007         22,078
                            LIBOR                                         140         Long              Dec 2007         45,086
                            LIBOR                                          20         Long              Mar 2008          7,343
                            LIBOR                                          20         Long              Jun 2008          6,335
                            LIBOR                                          27         Long              Sep 2008          7,915
                            U.S. Treasury Bonds                           237         Long              Dec 2006        557,320
                            U.S. 5 year Treasury Notes                    702         Long              Dec 2006        457,378
                            U.S. 10 year Treasury Notes                   584         Long              Dec 2006        593,122
                            LIBOR                                          55         Short             Dec 2006        (67,551)
                                                                                                                   ------------
                                                                                                                      ($190,916)
                                                                                                                   ------------
TOTAL STOCK MARKET INDEX    Russell 2000 Index                              3         Long              Dec 2006   $     29,229
                            S&P 500 Index                                   7         Long              Dec 2006         37,451
                            S&P Midcap 400 Index                            1         Long              Dec 2006          6,768
                                                                                                                   ------------
                                                                                                                   $     73,448
                                                                                                                   ------------
U.S. CORE TRUST             S&P 500 Index                                  52         Long              Dec 2006   $    165,208
                                                                                                                   ------------
                                                                                                                   $    165,208
                                                                                                                   ------------
U.S. GOVERNMENT SECURITIES  U.S. Treasury 5-Year Notes                    448         Long              Dec 2006   $    327,863
                            U.S. Treasury Bonds                            26         Long              Dec 2006         54,308
                            U.S. Treasury 10-Year Notes                   556         Short             Dec 2006       (327,014)
                                                                                                                   ------------
                                                                                                                   $     55,157
                                                                                                                   ------------
U.S. MULTI SECTOR           S&P 500 Index                                  77         Long              Dec 2006   $    604,056
                                                                                                                   ------------
                                                                                                                   $    604,056
                                                                                                                   ------------

AT SEPTEMBER 30, 2006, THE VALUES OF SECURITIES LOANED, CASH COLLATERAL AND SECURITIES COLLATERAL WERE AS FOLLOWS:

            FUND               VALUE OF SECURITIES LOAN   VALUE OF CASH COLLATERAL   VALUE OF SECURITIES COLLATERAL
----------------------------   ------------------------   ------------------------   ------------------------------
500 Index                            $ 44,402,191               $ 45,528,481                           --
500 Index B                            30,798,297                 31,586,098                           --
Active Bond                           253,262,063                254,873,365                   $3,562,836
All Cap Core                           11,296,267                 11,565,679                           --
All Cap Growth                         31,044,342                 32,033,338                           --

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SECURITIES LOANED, CASH COLLATERAL AND SECURITIES COLLATERAL, CONTINUED:

            FUND               VALUE OF SECURITIES LOAN   VALUE OF CASH COLLATERAL   VALUE OF SECURITIES COLLATERAL
----------------------------   ------------------------   ------------------------   ------------------------------
All Cap Value                        $ 37,200,489               $ 38,115,161                           --
Blue Chip Growth                      106,752,949                109,117,217                           --
Bond Index B                           32,358,391                 31,682,251                   $1,327,420
Capital Appreciation                   30,226,386                 30,888,156                           --
Core Bond                              15,975,538                 16,298,154                           --
Core Equity                            42,548,969                 43,740,871                           --
Dynamic Growth                         36,409,267                 37,272,037                           --
Emerging Small Company                 67,722,341                 69,447,194                           --
Equity-Income                         192,935,701                197,870,099                           --
Financial Services                     24,080,532                 24,597,610                           --
Fundamental Value                      35,542,718                 36,363,055                           --
Global                                 66,082,910                 69,043,155                           --
Global Allocation                      19,683,009                 20,385,976                           --
Global Bond                            47,548,362                 48,507,430                           --
Global Real Estate                     40,132,240                 42,048,306                           --
Growth and Income                     107,840,324                110,396,030                           --
High Income                            69,742,191                 71,368,104                           --
High Yield                            383,564,158                391,562,468                           --
Income and Value                       55,947,042                 57,199,955                           --
International Core                    287,681,316                302,469,476                           --
International Equity Index A           56,702,095                 59,460,006                       83,384
International Equity Index B           87,294,247                 88,770,967                    2,934,358
International Opportunities            98,169,569                102,658,160                           --
International Small Cap                83,471,709                 88,425,484                           --
International Small Company            39,183,098                 41,285,146                       24,500
International Value                   228,371,804                239,804,059                           --
Investment Quality Bond               101,089,202                103,170,820                           --
Large Cap                               9,484,837                  9,702,346                           --
Large Cap Value                        22,252,620                 22,794,478                           --
Managed                                80,363,603                 82,183,448                           --
Mid Cap Core                           23,562,350                 24,160,110                           --
Mid Cap Index                          52,887,927                 54,177,026                           --
Mid Cap Stock                         239,905,087                245,745,378                           --
Mid Cap Value                          67,142,566                 68,971,512                           --
Mid Cap Value Equity                   16,550,234                 16,952,159                           --
Mid Value                              38,017,667                 38,956,322                           --
Natural Resources                     106,520,612                108,882,164                           --
Overseas Equity                       108,694,923                114,250,292                           --
Pacific Rim                            44,971,748                 47,352,500                           --
Quantitative All Cap                   61,038,514                 62,567,698                           --
Quantitative Value                     41,905,737                 42,912,185                           --
Real Estate Equity                     47,185,992                 48,299,394                           --
Real Estate Securities                 19,290,486                 19,727,486                           --
Real Return Bond                        4,712,221                  4,807,750                           --
Science and Technology                 23,709,966                 24,569,930                           --
Short Term Bond                        42,224,786                 43,090,656                           --
Small Cap                              50,848,764                 52,201,935                           --
Small Cap Growth                       33,792,318                 34,645,964                           --
Small Cap Index                        86,602,075                 89,119,196                           --

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SECURITIES LOANED, CASH COLLATERAL AND SECURITIES COLLATERAL, CONTINUED:

            FUND               VALUE OF SECURITIES LOAN   VALUE OF CASH COLLATERAL   VALUE OF SECURITIES COLLATERAL
----------------------------   ------------------------   ------------------------   ------------------------------
Small Cap Opportunities              $108,911,349               $111,693,361                           --
Small Cap Value                        93,548,209                 95,849,836                           --
Small Company Growth                   22,756,063                 23,343,295                           --
Small Company Value                   168,319,826                172,643,488                           --
Special Value                           8,365,101                  8,580,843                           --
Spectrum Income                        86,352,872                 88,208,985                           --
Strategic Bond                         85,802,195                 87,770,491                           --
Strategic Income                       84,381,071                 86,356,949                           --
Strategic Opportunities                56,537,435                 57,902,939                           --
Strategic Value                        16,935,539                 17,379,475                           --
Total Return                           44,262,021                 45,176,754                           --
Total Stock Market Index               52,546,372                 53,938,198                           --
U.S. Core                              32,103,446                 32,912,968                           --
U.S Large Cap                          74,794,374                 76,545,246                           --
U.S. Multi Sector                      66,199,582                 67,822,057                           --
U.S.High Yield Bond                    51,939,891                 53,015,923                           --
Utilities                              24,048,414                 24,825,394                           --
Value & Restructuring                  55,490,696                 56,958,943                           --
Vista                                  13,637,560                 13,989,874                           --

WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at September 30, 2006:

                                   NUMBER OF CONTRACTS   PREMIUMS RECEIVED
                                   -------------------   -----------------
GLOBAL BOND
Outstanding, beginning of period        118,801,856        $  1,622,058
Options written                       4,615,401,682           6,562,539
Options closed                          (45,200,000)           (409,217)
Options expired                      (4,078,503,243)         (1,690,902)
Outstanding, end of period              610,500,295        $  6,084,478

HEALTH SCIENCES
Outstanding, beginning of period             11,806        $  3,986,503
Options written                              30,596          10,530,892
Options closed                              (31,258)        (10,121,428)
Options expired                                 (32)            (27,562)
Outstanding, end of period                   11,112        $  4,368,405

HIGH INCOME
Outstanding, beginning of period                 --                  --
Options written                               1,000        $    517,626
Options closed                                   --                  --
Options expired                                  --                  --
Outstanding, end of period                    1,000        $    517,626

REAL RETURN BOND
Outstanding, beginning of period                 --                  --
Options written                          66,801,769        $    768,857
Options closed                                   --                  --
Options expired                         (16,801,769)           (363,222)
Outstanding, end of period               50,000,000        $    405,635

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                   NUMBER OF CONTRACTS   PREMIUMS RECEIVED
                                   -------------------   -----------------
STRATEGIC BOND
Outstanding, beginning of period                 --                  --
Options written                               5,366        $  2,848,836
Options closed                               (1,886)         (1,451,980)
Options expired                              (1,493)           (527,184)
Outstanding, end of period                    1,987        $    869,672

TOTAL RETURN
Outstanding, beginning of period        151,602,963        $  3,046,878
Options written                         448,304,819           6,159,604
Options closed                          (40,000,518)           (710,688)
Options expired                         (31,704,883)         (1,337,632)
Outstanding, end of period              528,202,381        $  7,158,162

U.S. GOVERNMENT SECURITIES
Outstanding, beginning of period                 --                  --
Options written                          18,100,000        $     53,734
Options closed                                   --                  --
Options expired                                  --                  --
Outstanding, end of period               18,100,000        $     53,734

THE FOLLOWING IS A SUMMARY OF OPEN WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2006:

                                                                      NUMBER OF                     EXPIRATION
           FUND                          NAME OF ISSUER               CONTRACTS    EXERCISE PRICE      DATE         VALUE
--------------------------   -------------------------------------   -----------   --------------   ----------   -----------
GLOBAL BOND                  CALLS
                             British Telecom                           7,000,000      $  0.20         Jun 2008      ($35,661)
                             Interest Rate Swap                        1,000,000        4.375%        Dec 2006            (8)
                             Interest Rate Swap 3 Month USD LIBOR      5,000,000         4.54%        Oct 2006            --
                             Interest Rate Swap 3 Month USD LIBOR      9,000,000         4.54%        Oct 2006            --
                             Interest Rate Swap 3 Month USD LIBOR     34,000,000         4.56%        Oct 2006            --
                             Interest Rate Swap 3 Month USD LIBOR     11,000,000         4.85%        Dec 2006       (23,793)
                             Interest Rate Swap 3 Month USD LIBOR     44,000,000         5.04%        Mar 2007      (349,888)
                             Interest Rate Swap 3 Month USD LIBOR      5,000,000         5.04%        Mar 2007       (39,760)
                             Interest Rate Swap 3 Month USD LIBOR     19,000,000         5.04%        Mar 2007      (151,088)
                             Interest Rate Swap 3 Month USD LIBOR      9,000,000         5.22%        Apr 2007      (123,030)
                             Interest Rate Swap 3 Month USD LIBOR     45,000,000         5.28%        May 2007      (711,765)
                             Interest Rate Swap 3 Month USD LIBOR    202,500,000        5.315%        May 2007    (3,383,370)
                             Interest Rate Swap 3 Month USD LIBOR      7,700,000         5.25%        May 2007      (156,195)
                             Interest Rate Swap 3 Month USD LIBOR     10,300,000         5.25%        May 2007      (208,946)
                             Interest Rate Swap 3 Month USD LIBOR     58,400,000         5.60%        Jun 2007    (1,594,072)
                             Interest Rate Swap 6 Month GBP LIBOR      4,100,000         4.85%        Jun 2007       (77,530)
                             Interest Rate Swap 6 Month GBP LIBOR      4,200,000         4.85%        Jun 2007       (80,219)
                             Interest Rate Swap 6 Month GBP LIBOR      2,000,000         4.85%        Jun 2007       (36,834)
                             Interest Rate Swap SW5                   35,500,000         5.15%        Dec 2007      (610,468)
                             Japanese Yen                             40,000,000      $   120         Dec 2006      (313,600)
                                                                     -----------                                 -----------
                                                                     553,700,000                                 ($7,896,227)
                                                                     -----------                                 -----------
                             PUTS
                             Interest Rate Swap 3 Month USD LIBOR     29,500,000         5.90%        Jan 2007       ($8,421)
                             Interest Rate Swap 3 Month USD LIBOR     27,300,000         5.90%        Jan 2007        (7,793)
                             U.S. Treasury 10-Year Note Futures              226      $   103         Nov 2006        (3,531)
                             U.S. Treasury Bond Futures                       52          104         Nov 2006          (813)
                             U.S. Treasury Bond Futures                       17          105         Nov 2006          (266)
                                                                     -----------                                 -----------
                                                                      56,800,295                                    ($20,824)
                                                                     -----------                                 -----------

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF                     EXPIRATION
           FUND                          NAME OF ISSUER               CONTRACTS    EXERCISE PRICE      DATE         VALUE
--------------------------   -------------------------------------   -----------   --------------   ----------   -----------
HEALTH SCIENCES              CALLS
                             Alcon, Inc.                                      22      $   110         Nov 2006      ($18,260)
                             Alcon, Inc.                                     156          110         Feb 2007      (182,520)
                             Amerigroup Corp.                                 73           35         Mar 2007        (8,030)
                             Amgen, Inc.                                     110           75         Nov 2006       (10,450)
                             Amylin Pharmaceuticals, Inc.                    112           50         Oct 2006        (2,800)
                             Amylin Pharmaceuticals, Inc.                    124           60         Jan 2007        (4,960)
                             Amylin Pharmaceuticals, Inc.                     73           55         Jan 2007        (7,300)
                             Biogen Idec, Inc.                                37           55         Jan 2007          (740)
                             Boston Scientific Corp.                         591           15         Jan 2007       (73,875)
                             Caremark RX, Inc.                               109           60         Jan 2007       (21,255)
                             Caremark RX, Inc.                               146           65         Mar 2007       (16,790)
                             Celgene Corp.                                    57           40         Oct 2006       (20,520)
                             Cephalon, Inc.                                  111           65         Nov 2006       (17,760)
                             Cephalon, Inc.                                  112           70         Jan 2007       (18,256)
                             Cigna Corp.                                     110          115         Jan 2007      (100,100)
                             Cubist Pharmaceuticals, Inc.                     73           25         Nov 2006        (3,650)
                             Dade Behring Holdings, Inc.                      22           45         Nov 2006          (990)
                             Davita, Inc.                                     75           50         Oct 2006       (60,750)
                             Davita, Inc.                                     75           50         Jan 2007       (69,000)
                             Davita, Inc.                                    112           55         Jan 2007       (59,360)
                             Edward Lifesciences Corp.                        76           50         Feb 2007        (8,740)
                             Elan Corp.                                      142           20         Jan 2007       (10,650)
                             Elan Corp.                                       36         17.5         Jan 2007        (4,860)
                             Forest Labs, Inc.                                37           50         Jan 2007       (14,060)
                             Genentech, Inc.                                  65           85         Oct 2006        (9,425)
                             Genentech, Inc.                                  73           85         Nov 2006       (18,776)
                             Genentech, Inc.                                  75           95         Dec 2006        (4,650)
                             Genentech, Inc.                                 111           90         Dec 2006       (16,650)
                             Genentech, Inc.                                  40           95         Jan 2007        (4,600)
                             Genentech, Inc.                                 109           90         Jan 2007       (24,525)
                             Genentech, Inc.                                 145           85         Jan 2007       (59,450)
                             Genentech, Inc.                                  36           95         Mar 2007        (6,840)
                             Genentech, Inc.                                  36           90         Mar 2007       (11,880)
                             Gilead Sciences, Inc.                           145           70         Jan 2007       (63,800)
                             Humana, Inc.                                     37           60         Nov 2006       (26,270)
                             Humana, Inc.                                    109           70         Jan 2007       (31,610)
                             Imclone Systems, Inc.                            75           30         Nov 2006       (10,875)
                             Immucor Corp.                                    84       23.375         Jan 2007       (19,530)
                             Invitrogen Corp.                                 49           70         Jan 2007        (7,105)
                             Johnson & Johnson                                58           65         Jan 2007       (12,180)
                             LCA Vision, Inc.                                 73           55         Mar 2007       (10,950)
                             Lifepoint Hospitals, Inc.,                       86           35         Nov 2006       (15,480)
                             Medco Health Solutions, Inc.                     71           60         Jan 2007       (27,690)
                             Medicines Co.                                   134           25         Jan 2007       (13,400)
                             Medtronic, Inc.                                 148           50         Jan 2007       (13,320)
                             Merck & Co., Inc.                                19         42.5         Jan 2007        (3,515)
                             Myogen, Inc.                                     73           40         Jan 2007       (13,505)
                             Omnicare, Inc.                                   35           50         Jan 2007        (3,150)
                             Omnicare, Inc.                                   36           50         Mar 2007        (6,300)
                             OSI Pharmaceuticals, Inc.                       155           35         Oct 2006       (57,660)
                             Pfizer, Inc.                                    143         27.5         Jan 2007       (26,455)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF                     EXPIRATION
           FUND                          NAME OF ISSUER               CONTRACTS    EXERCISE PRICE      DATE         VALUE
--------------------------   -------------------------------------   -----------   --------------   ----------   -----------
HEALTH SCIENCES, CONTINUED   CALLS
                             Sepracor, Inc.                                  103      $    60         Oct 2006       ($4,120)
                             St. Jude Medical, Inc.                          162           40         Oct 2006        (1,620)
                             Stryker Corp.                                   107           50         Dec 2006       (25,145)
                             Stryker Corp.                                   109           55         Jan 2007        (8,720)
                             Teva Pharmaceutical Industries, Ltd.            149           35         Jan 2007       (29,055)
                             Theravance, Inc.                                105           30         Dec 2006        (4,725)
                             Triad Hospitals, Inc.                            11           45         Jan 2007        (2,090)
                             United Surgical Partners                        125           30         Feb 2007        (8,125)
                             Vertex Pharmaceuticals, Inc.                     42           45         Jan 2007        (3,570)
                             Wyeth                                            38           50         Jan 2007       (12,160)
                             Zimmer Holdings, Inc.                            31           70         Dec 2006        (6,820)
                             Zimmer Holdings, Inc.                            70           65         Dec 2006       (35,000)
                             Zimmer Holdings, Inc.                            37           65         Jan 2007       (21,460)
                                                                     -----------                                 -----------
                                                                           5,900                                 ($1,417,877)
                                                                     -----------                                 -----------
                             PUTS
                             Advanced Medical Optics, Inc.                    38      $    50         Jan 2007      ($38,760)
                             Aetna, Inc.                                      27         32.5         Jan 2007        (1,350)
                             Aetna, Inc.                                      57           40         Apr 2007       (19,380)
                             Alcon, Inc.                                      30          110         Feb 2007       (15,600)
                             Alexion Pharmaceuticals, Inc.                    83           40         Jan 2007       (53,120)
                             Alexion Pharmaceuticals, Inc.                    77           35         Jan 2007       (23,870)
                             Alkermes, Inc.                                  108           15         Feb 2007       (15,120)
                             Allergan, Inc.                                   40          110         Jan 2007       (16,400)
                             Amgen, Inc.                                      53           75         Jan 2007       (23,850)
                             Amylin Pharmaceuticals, Inc.                     49           35         Jan 2007        (6,860)
                             Amylin Pharmaceuticals, Inc.                     37           45         Jan 2007       (17,020)
                             Amylin Pharmaceuticals, Inc.                     37           50         Jan 2007       (28,490)
                             Barr Pharmaceuticals, Inc.                       40           45         Feb 2007        (3,600)
                             Barr Pharmaceuticals, Inc.                       43           55         May 2007       (22,790)
                             Baxter International, Inc.                       15           50         Feb 2007        (7,650)
                             Beckman Coulter, Inc.                            41           60         May 2007       (20,500)
                             Biogen Idec, Inc.                                90           50         Jan 2007       (53,100)
                             Biotech Holdings, Ltd.                           45          175         Jan 2007       (14,400)
                             Bristol Myers Squibb Co.                         73           25         Mar 2007       (12,045)
                             Cardinal Health, Inc.                           110           75         Jan 2007      (105,600)
                             Caremark Rx, Inc.                                48           45         Jan 2007        (1,440)
                             Caremark Rx, Inc.                                43           60         Jan 2007       (19,350)
                             Caremark Rx, Inc.                                29           55         Mar 2007        (7,685)
                             Caremark Rx, Inc.                                43           60         Mar 2007       (21,500)
                             Celgene Corp.                                    17           45         Oct 2006        (3,655)
                             Celgene Corp.                                    64           45         Jan 2007       (30,080)
                             Celgene Corp.                                    57           45         Apr 2007       (33,630)
                             Cephalon, Inc.                                   59           60         Jan 2007       (17,700)
                             Cigna Corp.                                      29           85         Jan 2007        (1,015)
                             Cigna Corp.                                      44           90         Jan 2007        (2,860)
                             Cigna Corp.                                      15           95         Jan 2007        (1,875)
                             Cigna Corp.                                       7          115         Jan 2007        (4,270)
                             Cubist Pharmaceuticals, Inc.                     37         22.5         Nov 2006        (7,030)
                             Cytyc Corp.                                      44           25         Feb 2007        (7,700)
                             Edwards Life                                     15           45         Feb 2007        (1,725)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF                     EXPIRATION
           FUND                          NAME OF ISSUER               CONTRACTS    EXERCISE PRICE      DATE         VALUE
--------------------------   -------------------------------------   -----------   --------------   ----------   -----------
HEALTH SCIENCES, CONTINUED   PUTS
                             Eli Lily & Co.                                   46      $    55         Oct 2006       ($1,380)
                             Eli Lily & Co.                                   38           55         Jan 2007        (4,750)
                             Eli Lily & Co.                                   37           60         Jan 2007       (13,690)
                             Eli Lily & Co.                                   28           60         Apr 2007       (12,376)
                             Forest Labs, Inc.                               115           50         Jan 2007       (31,625)
                             Gen Probe, Inc.                                  36           50         Jan 2007       (17,280)
                             Gen Probe, Inc.                                  14           50         Feb 2007        (7,280)
                             Genzyme Corp.                                    94           70         Jan 2007       (45,120)
                             Gilead Sciences, Inc.                            15           60         Nov 2006          (675)
                             Gilead Sciences, Inc.                            35           65         Jan 2007        (8,575)
                             Gilead Sciences, Inc.                            75           70         Jan 2007       (33,000)
                             Gilead Sciences, Inc.                            51           60         Feb 2007        (7,905)
                             Gilead Sciences, Inc.                            65           65         Feb 2007       (18,850)
                             Health Net, Inc.                                 15           50         Jan 2007       (10,050)
                             Health Net, Inc.                                 38           50         Apr 2007       (27,360)
                             Henry Schein, Inc.                               59           50         Jan 2007       (11,210)
                             Humana, Inc.                                     45           50         Nov 2006          (900)
                             Humana, Inc.                                     43           65         Nov 2006       (12,040)
                             Humana, Inc.                                     29           65         Jan 2007       (10,730)
                             Humana, Inc.                                     22           65         Feb 2007        (9,460)
                             Icos Corp.                                      147           25         Jan 2007       (27,195)
                             Icos Corp.                                      146           30         Jan 2007       (74,460)
                             Illumina, Inc.                                   47           40         Mar 2007       (43,710)
                             Illumina, Inc.                                   54           35         Mar 2007       (33,480)
                             Imclone Systems, Inc.                            47           35         Nov 2006       (31,960)
                             Immucor Corp.                                    52           20         Jan 2007        (4,160)
                             Invitrogen Corp.                                 55           60         Feb 2007       (12,925)
                             Johnson & Johnson                                41           65         Jan 2007        (6,150)
                             LCA Vision, Inc.                                 80           45         Mar 2007       (54,400)
                             Lifepoint Hospitals, Inc.                        31           35         Nov 2006        (3,720)
                             Manor Care, Inc.                                 43           55         Feb 2007       (15,910)
                             Martek Biosciences Corp.                         45           25         Dec 2006       (18,000)
                             Medicines Co.                                   181           25         Jan 2007       (56,110)
                             Medtronic, Inc.                                  74         42.5         Jan 2007        (4,440)
                             Merck & Co., Inc.                                38         32.5         Jan 2007          (950)
                             Merck & Co., Inc.                                42           35         Jan 2007        (1,470)
                             Merck & Co., Inc.                                16           40         Jan 2007        (2,000)
                             Merck & Co., Inc.                                44         42.5         Jan 2007        (9,900)
                             MGI Pharmaceuticals, Inc.                        71           20         Jan 2007       (24,140)
                             Monsanto Co.                                     38           50         Jan 2007       (15,960)
                             Monsanto Co.                                     15         47.5         Jan 2007        (4,275)
                             Monsanto Co.                                     44           50         Apr 2007       (21,560)
                             Myogen, Inc.                                     60           30         Jan 2007        (8,400)
                             Myogen, Inc.                                     22           30         Jan 2008       (14,300)
                             Neurocrine Biosciences, Inc.                     23           15         Jan 2007       (10,120)
                             Neurocrine Biosciences, Inc.                     34           10         Jan 2007        (3,230)
                             Omnicare, Inc.                                   49           50         Mar 2007       (39,200)
                             Omnicare, Inc.                                   45           50         Jan 2009       (32,850)
                             Onyx Pharmaceuticals, Inc.                       45         17.5         Jan 2007       (14,400)
                             Onyx Pharmaceuticals, Inc.                       15           20         Jan 2007        (7,200)
                             OSI Pharmaceuticals                              42           40         Jan 2007       (18,480)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF                     EXPIRATION
           FUND                         NAME OF ISSUER                CONTRACTS    EXERCISE PRICE      DATE         VALUE
--------------------------   -------------------------------------   -----------   --------------   ----------   -----------
HEALTH SCIENCES, CONTINUED   PUTS
                             PDL BioPharma, Inc.                              29      $  22.5         Jan 2007      ($10,440)
                             Pfizer, Inc.                                     36         22.5         Jan 2007          (360)
                             Resmed, Inc.                                     56           45         Jan 2007       (29,120)
                             Resmed, Inc.                                     49           50         Jan 2007       (47,040)
                             Resmed, Inc.                                     21           45         Apr 2007       (11,970)
                             Respironics, Inc.                                30           35         Jan 2007        (1,800)
                             Sepracor, Inc.                                   37           45         Oct 2006        (5,920)
                             Sepracor, Inc.                                   75           55         Oct 2006       (56,250)
                             Sepracor, Inc.                                   37           45         Jan 2007       (13,320)
                             Shire PLC                                        35           50         Apr 2007       (18,200)
                             St. Jude Medical, Inc.                           51           40         Jan 2007       (27,030)
                             St. Jude Medical, Inc.                           29           35         Jan 2007        (6,090)
                             Teva Pharmaceutical Industries, Ltd.             45         32.5         Jan 2007        (5,625)
                             Theravance, Inc.                                  5           20         Jan 2007          (175)
                             Triad Hospitals, Inc.                            44           45         May 2007       (12,540)
                             UnitedHealth Group, Inc.                         75           40         Jan 2007        (3,375)
                             Vertex Pharmaceuticals, Inc.                     64           40         Oct 2006       (46,080)
                             Vertex Pharmaceuticals, Inc.                     29           30         Jan 2007        (6,960)
                             Vertex Pharmaceuticals, Inc.                     30           35         Apr 2007       (19,200)
                             Walgreen Co.                                     36           45         Apr 2007        (9,540)
                             Wellpoint, Inc.                                  59           80         Mar 2007       (35,400)
                             Wyeth                                           110           50         Jan 2007       (18,150)
                                                                     -----------                                 -----------
                                                                           5,212                                 ($1,944,916)
                                                                     -----------                                 -----------
HIGH INCOME                  CALLS
                             Freeport McMoran Copper & Gold                   54      $    55         Nov 2006      ($15,930)
                             Freeport McMoran Copper & Gold                  946           60         Jan 2007      (236,500)
                                                                     -----------                                 -----------
                                                                           1,000                                   ($252,430)
                                                                     -----------                                 -----------
REAL RETURN BOND             CALLS
                             Interest Rate Swap 3 Month USD LIBOR     17,000,000         5.30%        Jan 2007     ($283,980)
                             Interest Rate Swap 3 Month USD LIBOR      3,000,000        5.325%        Jun 2007       (54,688)
                             Interest Rate Swap 3 Month USD LIBOR     13,000,000         5.34%        Jun 2007      (242,672)
                                                                     -----------                                 -----------
                                                                      33,000,000                                   ($581,340)
                                                                     -----------                                 -----------
                             PUTS
                             Interest Rate Swap 3 Month USD LIBOR     10,000,000         5.90%        Jan 2007       ($2,855)
                             Interest Rate Swap 3 Month USD LIBOR      7,000,000         6.10%        Jan 2007          (636)
                                                                     -----------                                 -----------
                                                                      17,000,000                                     ($3,491)
                                                                     -----------                                 -----------
STRATEGIC BOND               CALLS
                             Eurodollar Futures                               38      $ 94.75         Dec 2006       ($2,375)
                             Eurodollar Futures                               19       95.125         Mar 2007        (2,613)
                             Eurodollar Midcurve 1-Year Futures               56        95.50         Dec 2006        (9,800)
                             U.S. Treasury 5-Year Note Futures                82       104.50         Nov 2006       (93,531)
                             U.S. Treasury 10-Year Note Futures              189          109         Nov 2006       (56,109)
                             U.S. Treasury 10-Year Note Futures              174          107         Nov 2006      (263,719)
                             U.S. Treasury 10-Year Note Futures              199          108         Nov 2006      (136,813)
                             U.S. Treasury 10-Year Note Futures              219          110         Feb 2007      (102,656)
                             U.S. Treasury 10-Year Note Futures              105          109         Feb 2007       (80,391)
                             U.S. Treasury Bond Futures                       36          115         Feb 2006       (29,813)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF                     EXPIRATION
           FUND                         NAME OF ISSUER                CONTRACTS    EXERCISE PRICE      DATE         VALUE
--------------------------   -------------------------------------   -----------   --------------   ----------   -----------
STRATEGIC BOND, CONTINUED    CALLS
                             U.S. Treasury Bond Futures                       18      $   112         Nov 2006      ($22,500)
                             U.S. Treasury Bonds                              64          114         Nov 2006       (28,000)
                                                                     -----------                                 -----------
                                                                           1,199                                   ($828,319)
                                                                     -----------                                 -----------
                             PUTS
                             Eurodollar Futures                               19      $ 94.50         Dec 2006         ($238)
                             Eurodollar Futures                               67       94.625         Mar 2007       (10,050)
                             Eurodollar Midcurve 1-Year Futures               39           95         Dec 2006        (7,556)
                             U.S. Treasury 10-Year Note Futures               10          104         Nov 2006          (156)
                             U.S. Treasury 10-Year Note Futures               49          105         Nov 2006        (1,531)
                             U.S. Treasury 10-Year Note Futures               47          104         Feb 2007        (5,875)
                             U.S. Treasury 10-Year Note Futures               28          107         Feb 2007       (18,813)
                             U.S. Treasury 10-Year Note Futures              165          106         Feb 2007       (72,188)
                             U.S. Treasury Bond Futures                       63          109         Nov 2006        (7,875)
                             U.S. Treasury Bond Futures                       10          111         Nov 2006        (5,575)
                             U.S. Treasury Bond Futures                       99          100         Nov 2006        (1,547)
                             U.S. Treasury Bond Futures                       49          103         Nov 2006          (766)
                             U.S. Treasury Bond Futures                       47          108         Nov 2006        (2,938)
                             U.S. Treasury Bond Futures                       10          107         Nov 2006          (156)
                             U.S. Treasury Bond Futures                       86          109         Feb 2007       (55,094)
                                                                     -----------                                 -----------
                                                                             788                                   ($190,357)
                                                                     -----------                                 -----------
TOTAL RETURN                 CALLS
                             Interest Rate Swap 3 Month USD LIBOR     11,000,000         4.54%        Oct 2006            --
                             Interest Rate Swap 3 Month USD LIBOR     19,000,000         4.54%        Oct 2006            --
                             Interest Rate Swap 3 Month USD LIBOR     24,000,000         4.56%        Oct 2006            --
                             Interest Rate Swap 3 Month USD LIBOR      7,300,000         5.21%        Oct 2006      ($50,385)
                             Interest Rate Swap 3 Month USD LIBOR     19,000,000         4.85%        Dec 2006       (41,097)
                             Interest Rate Swap 3 Month USD LIBOR     18,000,000         5.24%        Feb 2007      (221,484)
                             Interest Rate Swap 3 Month USD LIBOR     20,000,000         5.04%        Mar 2007      (159,040)
                             Interest Rate Swap 3 Month USD LIBOR     10,000,000         5.04%        Mar 2007       (79,520)
                             Interest Rate Swap 3 Month USD LIBOR     12,000,000         5.22%        Apr 2007      (164,040)
                             Interest Rate Swap 3 Month USD LIBOR     40,500,000        5.315%        May 2007      (700,059)
                             Interest Rate Swap 3 Month USD LIBOR     34,000,000         5.30%        May 2007      (569,432)
                             Interest Rate Swap 3 Month USD LIBOR     35,000,000         5.34%        Jun 2007      (653,348)
                             Interest Rate Swap 3 Month USD LIBOR      7,000,000        5.325%        Jun 2007      (127,606)
                             Interest Rate Swap 3 Month USD LIBOR     33,000,000         5.60%        Jun 2007      (900,760)
                             Interest Rate Swap 3 Month USD LIBOR     54,600,000         5.50%        Jul 2007    (1,614,276)
                             Interest Rate Swap 3 Month USD LIBOR     93,000,000         5.37%        Jul 2007    (1,866,195)
                             Interest Rate Swap                        6,000,000         4.10%        Jul 2007      (118,782)
                             Interest Rate Swap 6ME                   14,000,000         4.23%        Jul 2007      (339,479)
                             Interest Rate Swap 6ME                   20,000,000         4.10%        Jul 2007      (395,941)
                             Interest Rate Swap 6ME                   13,000,000         4.10%        Jul 2007      (257,361)
                             Interest Rate Swap GBP                    1,400,000         4.85%        Jun 2007       (26,474)
                             Interest Rate Swap GBP                    3,000,000         4.85%        Jun 2007       (56,729)
                             Interest Rate Swap GBP                    2,100,000         4.85%        Jun 2007       (39,711)
                             U.S. Treasury Bond Futures                      521          111         Nov 2006      (985,016)
                                                                     -----------                                 -----------
                                                                     496,900,521                                 ($9,366,734)
                                                                     -----------                                 -----------
                             PUTS
                             CME Euro                                      1,095        95.25         Dec 2006   ($1,601,438)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                      NUMBER OF                     EXPIRATION
           FUND                         NAME OF ISSUER                CONTRACTS    EXERCISE PRICE      DATE         VALUE
--------------------------   -------------------------------------   -----------   --------------   ----------   -----------
TOTAL RETURN, CONTINUED      PUTS
                             CME Euro                                        165      $    95         Dec 2006    ($138,188)
                             CME Euro                                         63        95.25         Mar 2007      (71,269)
                             Eurodollar Futures                               56        94.75         Mar 2007      (16,800)
                             Interest Rate Swap 6 Month USD LIBOR     31,300,000         4.50%        Dec 2006     (410,526)
                             U.S. Treasury Bond Futures                      226          104         Nov 2006       (3,531)
                             U.S. Treasury Bond Futures                      255          105         Nov 2006       (3,984)
                                                                     -----------                                -----------
                                                                      31,301,860                                ($2,245,735)
                                                                     -----------                                -----------
U.S. GOVERNMENT SECURITIES   CALLS
                             FNCL 6 30-Year                           18,100,000      $100.40         Nov 2006     ($55,314)
                                                                     -----------                                -----------
                                                                      18,100,000                                   ($55,314)
                                                                     -----------                                -----------

THE FOLLOWING IS A SUMMARY OF OPEN INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, REAL RETURN AND TOTAL RETURN BOND AS OF SEPTEMBER 30, 2006:

                                                         PAYMENTS        PAYMENTS RECEIVED   TERMINATION   APPRECIATION
       PORTFOLIO        NOTIONAL AMOUNT  CURRENCY   MADE BY PORTFOLIO       BY PORTFOLIO         DATE     (DEPRECIATION)
----------------------  ---------------  --------  -------------------  -------------------  -----------  --------------
Global Bond
                        $    31,200,000     AUD          6 Month LIBOR          Fixed 6.00%     Jun 2010     ($141,637)
                             29,900,000     AUD       6 Month BBR-BBSW          Fixed 6.00%     Jun 2010      (136,601)
                                900,000     AUD            Fixed 6.00%       6 Month BBR-BB     Dec 2011        (4,162)
                             17,800,000     AUD          6 Month LIBOR          Fixed 6.00%     Jun 2015        54,258
                             17,100,000     AUD            Fixed 6.00%     6 Month BBR-BBSW     Jun 2015        52,619
                                500,000     AUD            Fixed 6.00%       6 Month BBR-BB     Dec 2016           856
                              1,300,000     EUR        6 Month EURIBOR          Fixed 4.00%     Jun 2010        11,524
                              2,100,000     EUR        6 Month EURIBOR          Fixed 4.00%     Jun 2010        15,874
                                300,000     EUR        6 Month EURIBOR          Fixed 4.00%     Jun 2010         2,665
                              3,400,000     EUR        6 Month EURIBOR          Fixed 4.00%     Jun 2010        30,199
                              5,300,000     EUR        6 Month EURIBOR          Fixed 4.00%     Jun 2010        46,919
                              9,900,000     EUR        6 Month EURIBOR          Fixed 3.75%     Jun 2011        32,510
                             13,000,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2011      (110,901)
                                500,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2011        (4,270)
                             11,700,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2011       (99,926)
                                400,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2014        (2,817)
                              8,600,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2014       (60,567)
                             25,000,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2014      (176,066)
                             15,940,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2014      (112,260)
                             11,000,000     EUR            Fixed 4.00%      6 Month EURIBOR     Dec 2014       (77,469)
                              8,400,000     EUR            Fixed 4.50%      6 Month EURIBOR     Jun 2015      (443,543)
                             37,700,000     EUR            Fixed 4.50%      6 Month EURIBOR     Jun 2015    (2,046,306)
                              1,500,000     EUR        6 Month EURIBOR          Fixed 6.00%     Jun 2034       317,479
                             14,300,000     EUR        6 Month EURIBOR          Fixed 6.00%     Jun 2034     2,994,780
                                200,000     EUR        6 Month EURIBOR          Fixed 6.00%     Jun 2034        42,330
                              4,600,000     EUR        6 Month EURIBOR          Fixed 6.00%     Jun 2034       973,601
                              7,800,000     GBP          6 Month LIBOR          Fixed 5.00%     Jun 2009       (41,258)
                             60,500,000     GBP            Fixed 5.00%        6 Month LIBOR     Jun 2009      (320,014)
                              4,400,000     GBP    6 Month LIBOR - BBA          Fixed 5.00%     Sep 2010       (36,076)
                              2,500,000     GBP    6 Month LIBOR - BBA          Fixed 5.00%     Sep 2010       (20,498)
                             11,900,000     GBP    6 Month LIBOR - BBA          Fixed 5.00%     Sep 2010       (97,571)
                             11,200,000     GBP          6 Month LIBOR          Fixed 5.00%     Sep 2010       (91,831)
                              7,400,000     GBP          6 Month LIBOR          Fixed 5.00%     Sep 2015        40,376
                                600,000     GBP          6 Month LIBOR          Fixed 5.00%     Sep 2015         3,274
                             44,600,000     GBP            Fixed 4.50%        6 Month LIBOR     Sep 2017        (5,765)
                              5,100,000     GBP            Fixed 5.00%  6 Month LIBOR - BBA     Dec 2019      (154,685)
                              1,900,000     GBP            Fixed 4.10%        6 Month LIBOR     Jun 2036       190,497
                             58,600,000     HKD           Fixed 4.235%        3 Month HIBOR     Dec 2008            26
                          4,800,000,000     JPY    6 Month LIBOR - BBA          Fixed 1.00%     Mar 2008        91,362

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, REAL RETURN AND TOTAL RETURN BOND, CONTINUED:

                                                         PAYMENTS        PAYMENTS RECEIVED   TERMINATION   APPRECIATION
PORTFOLIO               NOTIONAL AMOUNT  CURRENCY   MADE BY PORTFOLIO       BY PORTFOLIO         DATE     (DEPRECIATION)
----------------------  ---------------  --------  -------------------  -------------------  -----------  --------------
Global Bond, continued
                        $ 5,000,000,000     JPY    6 Month LIBOR - BBA          Fixed 1.00%     Mar 2008   $     95,169
                          4,300,000,000     JPY    6 Month LIBOR - BBA          Fixed 1.00%     Sep 2008         25,313
                          1,200,000,000     JPY            Fixed 1.50%  6 Month LIBOR - BBA     Dec 2010       (120,718)
                            310,000,000     JPY            Fixed 1.30%  6 Month LIBOR - BBA     Sep 2011         (3,193)
                            330,000,000     JPY            Fixed 0.80%  6 Month LIBOR - BBA     Mar 2012         80,756
                            670,000,000     JPY            Fixed 2.00%  6 Month LIBOR - BBA     Jun 2012       (194,639)
                          3,580,000,000     JPY            Fixed 2.00%  6 Month LIBOR - BBA     Dec 2013       (899,162)
                            325,000,000     JPY            Fixed 2.00%  6 Month LIBOR - BBA     Dec 2013        (81,628)
                          2,160,000,000     JPY            Fixed 2.00%        6 Month LIBOR     Dec 2015       (296,537)
                          1,880,000,000     JPY            Fixed 2.00%        6 Month LIBOR     Dec 2015       (258,097)
                          1,440,000,000     JPY            Fixed 2.00%        6 Month LIBOR     Dec 2015       (197,692)
                          2,000,000,000     JPY            Fixed 1.98%        6 Month LIBOR     Sep 2016       (208,278)
                             41,600,000     USD    3 Month LIBOR - BBA          Fixed 5.00%     Dec 2008        (54,124)
                              5,300,000     USD    3 Month LIBOR - BBA          Fixed 5.00%     Dec 2011        (13,751)
                              6,700,000     USD    3 Month LIBOR - BBA          Fixed 5.00%     Dec 2011        (17,295)
                              5,600,000     USD    3 Month LIBOR - BBA          Fixed 5.00%     Dec 2011        (14,529)
                             42,000,000     USD            Fixed 5.00%  3 Month LIBOR - BBA     Dec 2013        254,427
                              1,900,000     USD            Fixed 5.00%        3 Month LIBOR     Dec 2013         11,510
                              7,700,000     USD            Fixed 5.00%        3 Month LIBOR     Dec 2016         97,590
                             12,100,000     USD            Fixed 5.00%        3 Month LIBOR     Dec 2016        153,356
                              2,000,000     USD            Fixed 5.00%        3 Month LIBOR     Dec 2016         25,348
                             33,100,000     USD            Fixed 5.00%  3 Month LIBOR - BBA     Dec 2016        419,512
                              4,800,000     USD            Fixed 5.00%        3 Month LIBOR     Dec 2016         60,836
                              2,400,000     USD            Fixed 5.00%        3 Month LIBOR     Dec 2008         (3,122)
                                400,000     USD            Fixed 5.00%  3 Month LIBOR - BBA     Dec 2026         13,919
                                700,000     USD    3 Month LIBOR - BBA          Fixed 5.00%     Dec 2036        (30,477)
                              8,200,000     USD    3 Month LIBOR - BBA          Fixed 5.00%     Dec 2036       (357,015)
                              8,200,000     USD    3 Month LIBOR - BBA          Fixed 5.00%     Dec 2036       (357,015)
                                                                                                           ------------
                                                                                                            ($1,152,608)
                                                                                                           ------------
Real Return Bond
                             $2,700,000     EUR               FRCPXTOB        Fixed 2.1455%     Oct 2010   $     29,235
                              1,800,000     EUR               FRCPXTOB        Fixed 2.1025%     Oct 2010         14,012
                              2,000,000     EUR               FRCPXTOB          Fixed 2.09%     Oct 2010         17,338
                              2,600,000     EUR               FRCPXTOB          Fixed 2.04%     Feb 2011          8,944
                              4,100,000     EUR               FRCPXTOB         Fixed 2.095%     Oct 2011             --
                              2,000,000     EUR          Fixed 2.0275%             FRCPXTOB     Oct 2011             --
                              5,700,000     EUR            Fixed 4.50%      6 Month EURIBOR     Jun 2015       (309,388)
                              3,400,000     EUR               FRCPXTOB        Fixed 2.1375%     Jan 2016         (1,371)
                              2,000,000     EUR               FRCPXTOB          Fixed 2.35%     Oct 2016            944
                              2,000,000     EUR           Fixed 2.275%              CPTFEMU     Oct 2016             --
                             14,800,000     GBP      6 Month LIBOR-BBA          Fixed 5.00%     Jun 2009        (78,284)
                              1,800,000     GBP            Fixed 4.25%    6 Month LIBOR-BBA     Jun 2036         99,324
                             13,000,000     MXN           TIIE-BANXICO          Fixed 8.72%     Sep 2016        (10,012)
                              3,600,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2008         (4,601)
                              2,400,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2008         (3,067)
                            158,000,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Jun 2009        188,251
                              2,500,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2011         (6,423)
                              3,000,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2011         (7,668)
                              8,500,000     USD            Fixed 5.00%    3 Month LIBOR-BBA     Dec 2013         51,747
                             24,100,000     USD            Fixed 5.00%    3 Month LIBOR-BBA     Dec 2016        305,562
                             25,200,000     USD            Fixed 5.00%    3 Month LIBOR-BBA     Dec 2016        319,508
                                100,000     USD            Fixed 5.00%    3 Month LIBOR-BBA     Dec 2016          1,268
                              5,000,000     USD            Fixed 5.00%    3 Month LIBOR-BBA     Dec 2021        129,214
                              5,300,000     USD            Fixed 5.00%    3 Month LIBOR-BBA     Dec 2026        185,965
                              4,700,000     USD            Fixed 5.00%    3 Month LIBOR-BBA     Dec 2036        207,688
                                                                                                           ------------
                                                                                                           $  1,138,186
                                                                                                           ------------

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, REAL RETURN AND TOTAL RETURN BOND, CONTINUED:

                                                         PAYMENTS        PAYMENTS RECEIVED   TERMINATION   APPRECIATION
PORTFOLIO               NOTIONAL AMOUNT  CURRENCY   MADE BY PORTFOLIO       BY PORTFOLIO         DATE     (DEPRECIATION)
----------------------  ---------------  --------  -------------------  -------------------  -----------  --------------
Total Return
                        $     4,800,000     EUR               FRCPXTOB        Fixed 2.1025%     Oct 2010   $     37,364
                              1,100,000     EUR               FRCPXTOB          Fixed 2.09%     Oct 2010          9,536
                              1,100,000     EUR               FRCPXTOB        Fixed 2.1455%     Oct 2010         11,911
                              8,300,000     EUR        6 Month EURIBOR          Fixed 6.00%     Jun 2034      1,738,229
                             36,300,000     GBP      6 Month LIBOR-BBA          Fixed 5.00%     Jun 2007        (50,559)
                             19,700,000     GBP      6 Month LIBOR-BBA          Fixed 4.50%     Sep 2009       (420,101)
                             12,500,000     GBP      6 Month LIBOR-BBA          Fixed 5.00%     Jun 2011        (83,546)
                                800,000     GBP            Fixed 4.00%    6 Month LIBOR-BBA     Dec 2035          2,395
                             20,100,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2011        (51,641)
                              6,300,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2011        (16,186)
                             24,900,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2016       (315,705)
                              4,000,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2016        (50,716)
                              2,400,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2035        (80,167)
                              4,200,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2036       (185,594)
                              2,700,000     USD      3 Month LIBOR-BBA          Fixed 5.00%     Dec 2036       (119,310)
                                                                                                           ------------
                                                                                                           $    425,910
                                                                                                           ------------

The following is a summary of open credit default swap contracts outstanding in Global Bond and Total Return as of September 30, 2006:

                                                                                                (PAY)/
                                                                                               RECEIVED                 UNREALIZED
                          DEFAULT                                      NOTIONAL     BUY/SELL     FIXED   TERMINATION   APPRECIATION
         FUND              AMOUNT                  ISSUER               AMOUNT     PROTECTION    RATE        DATE     (DEPRECIATION)
----------------------  -----------  ------------------------------  ------------  ----------  --------  -----------  --------------
Global Bond

                        $10,000,000                       ACE, Ltd.  $    500,000  Buy           -0.39%     Jun 2014        ($601)
                         10,000,000                  Autozone, Inc.       800,000  Buy           -0.68%     Dec 2012        1,643
                         10,000,000         Boston Scientific Corp.       400,000  Buy           -0.62%     Jun 2014        7,845
                           10000000             CNA Financial Corp.       700,000  Buy           -0.44%     Sep 2011         (966)
                         10,000,000             CNA Financial Corp.       900,000  Buy           -0.44%     Sep 2011       (1,241)
                         10,000,000                       CVS Corp.       300,000  Buy           -0.24%     Sep 2011           (9)
                         10,000,000              Daimlerchrysler AG       300,000  Buy           -0.52%     Jun 2010         (151)
                         10,000,000              Daimlerchrysler AG       400,000  Buy           -0.62%     Sep 2011          458
                         10,000,000             Dow Jones CDX NA IG     1,984,000  Sell           0.50%     Mar 2010       14,097
                         10,000,000             Dow Jones CDX NA IG     6,944,000  Sell           0.50%     Mar 2010       49,339
                         10,000,000    Federated Department Stores,
                                                               Inc.       300,000  Buy           -0.19%     Sep 2009          540
                         10,000,000   Federative Republic of Brazil     1,700,000  Buy           -2.16%     Aug 2016       (7,971)
                         10,000,000   Federative Republic of Brazil     2,400,000  Buy          -2.135%     Aug 2016       (6,992)
                         10,000,000   Federative Republic of Brazil     2,700,000  Buy           -2.14%     Aug 2016       (8,825)
                         10,000,000   Federative Republic of Brazil     3,100,000  Sell           1.37%     Aug 2011        8,745
                         10,000,000   Federative Republic of Brazil     3,500,000  Buy           -2.13%     Aug 2016       (8,954)
                         10,000,000   Federative Republic of Brazil     3,700,000  Buy           -2.18%     Aug 2016      (22,605)
                         10,000,000   Federative Republic of Brazil     4,300,000  Sell          1.345%     Aug 2011        7,572
                         10,000,000   Federative Republic of Brazil     4,500,000  Buy           -2.06%     Aug 2016       10,860
                         10,000,000   Federative Republic of Brazil     4,900,000  Sell           1.35%     Aug 2011        9,667
                         10,000,000   Federative Republic of Brazil     6,300,000  Sell           1.34%     Aug 2011        9,757
                         10,000,000   Federative Republic of Brazil     6,600,000  Sell           1.38%     Aug 2011       21,418
                         10,000,000   Federative Republic of Brazil     8,100,000  Sell           1.28%     Aug 2011       (8,066)
                         10,000,000            Health Care Property
                                                    Investors, Inc.       300,000  Buy           -0.61%     Sep 2011         (524)
                         10,000,000                     Loews Corp.       400,000  Buy           -0.33%     Mar 2016          198
                         10,000,000                     Masco Corp.       300,000  Buy           -0.58%     Sep 2012           37
                         10,000,000          Nisource Finance Corp.       400,000  Buy           -0.62%     Sep 2009       (4,149)
                         10,000,000              Republic of Turkey     1,900,000  Buy           -2.70%     Sep 2010      (66,519)
                         10,000,000              Russian Federation     2,300,000  Sell           0.41%     Jun 2007        2,148
                         10,000,000                  SoftBank Corp.   270,000,000  Sell           2.30%     Sep 2007        2,658
                         10,000,000      Tate & Lyle Public Limited
                                                            Company       400,000  Buy           -0.51%     Dec 2014          673

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                                                (PAY)/
                                                                                               RECEIVED                 UNREALIZED
                          DEFAULT                                      NOTIONAL     BUY/SELL     FIXED   TERMINATION   APPRECIATION
         FUND              AMOUNT                  ISSUER               AMOUNT     PROTECTION    RATE        DATE     (DEPRECIATION)
----------------------  -----------  ------------------------------  ------------  ----------  --------  -----------  --------------
Global Bond, continued
                        $10,000,000                    Viacom, Inc.  $    300,000  Buy           -0.64%     Sep 2011        ($708)
                                                                                                                        ---------
                                                                                                                        $   9,375
                                                                                                                        ---------
Real Return Bond
                        $10,000,000  General Motor Acceptance Corp.  $    350,000  Sell           3.60%     Jun 2011    $  23,930
                         10,000,000  General Motor Acceptance Corp.       500,000  Sell           3.65%     Jun 2011       35,138
                         10,000,000  General Motor Acceptance Corp.     1,000,000  Sell           1.78%     Dec 2011           --
                                                                                                                        ---------
                                                                                                                        $  59,068
                                                                                                                        ---------
Total Return
                        $10,000,000              Brazil Global Bond  $    1000000  Sell           1.95%     Apr 2016      ($7,387)
                         10,000,000             Dow Jones CDX NA IG     2,900,000  Buy           -0.85%     Dec 2010      (15,551)
                         10,000,000       Ford Motor Credit Company       250,000  Sell           2.70%     Jun 2007        2,002
                         10,000,000       Ford Motor Credit Company     1,500,000  Sell          2.445%     Dec 2006        6,213
                         10,000,000       Ford Motor Credit Company     4,000,000  Sell           4.70%     Dec 2006       37,296
                         10,000,000       Ford Motor Credit Company     5,000,000  Sell           4.75%     Dec 2006       47,195
                         10,000,000  General Motor Acceptance Corp.       100,000  Sell           2.10%     Dec 2006          408
                         10,000,000              Mexico Global Note       700,000  Sell           0.92%     Mar 2016        4,976
                         10,000,000              Republic of Turkey     5,000,000  Buy           -2.25%     Sep 2010      (96,153)
                         10,000,000              Russian Federation       100,000  Sell           0.77%     May 2007          317
                         10,000,000              Russian Federation       200,000  Sell           0.62%     Mar 2007          362
                         10,000,000              Russian Federation       700,000  Sell           0.46%     Jun 2007          903
                         10,000,000                  Softbank Corp.   140,000,000  Sell           2.30%     Sep 2007        1,378
                                                                                                                        ---------
                                                                                                                         ($18,041)
                                                                                                                        ---------

+ If the trust is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the trust will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

BBA  - British Bankers Association

BBR  - Bank Bill Rate

BBSW - Bank Bill Swap Rate

CBK  - Canada Bankers Acceptance

FRCPXTOB - French CPI Ex Tobacco

CPTFEMU - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

TIIE - Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:

AUD   Australian Dollar

CAD   Canadian Dollar

EUR   European Currency

GBP   British Pound

HKD   Hong Kong Dollar

JPY   Japanese Yen

MXN   Mexican Peso

USD   US Dollar

At September 30, 2006, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                                    NET UNREALIZED
                                                       UNREALIZED     UNREALIZED     APPRECIATION/
           PORTFOLIO NAME             AGGREGATE COST  APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
------------------------------------  --------------  ------------  --------------  --------------
500 Index                             $1,255,365,450  $246,933,019   ($68,342,724)   $178,590,295
500 Index  B                             986,429,036   204,748,276    (61,723,127)    143,025,149
Active Bond                            3,043,110,776    22,779,841    (28,473,843)     (5,694,003)
All Cap Core                             541,963,809    35,892,527     (6,941,544)     28,950,983
All Cap Growth                           380,981,633    37,694,974     (6,024,037)     31,670,938

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                                    NET UNREALIZED
                                                       UNREALIZED     UNREALIZED     APPRECIATION/
           PORTFOLIO NAME             AGGREGATE COST  APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
------------------------------------  --------------  ------------  --------------  --------------
All Cap Value                         $  338,349,877  $ 31,845,673    ($1,509,715)   $ 30,335,958
American Blue Chip Income and Growth     176,746,238    29,423,930             --      29,423,930
American Bond                            441,730,795     3,253,271             --       3,253,271
American Growth                        1,193,059,007   243,652,050             --     243,652,050
American Growth-Income                   997,660,785   140,695,708             --     140,695,708
American International                   724,706,102   183,294,319             --     183,294,319
Blue Chip Growth                       2,310,583,371   421,625,521    (64,747,524)    356,877,997
Bond Index A                              70,681,465       517,506       (115,062)        402,444
Bond Index B                             194,675,667     2,222,598     (2,444,770)       (222,172)
Capital Appreciation                     926,373,551    73,598,696    (24,547,849)     49,050,847
Classic Value                             76,177,484     6,254,653       (554,433)      5,700,220
Core Bond                                240,728,976     1,728,988       (646,888)      1,082,100
Core Equity                              500,182,061    44,899,282    (27,261,352)     17,637,929
Dynamic Growth                           154,574,717    31,840,452     (1,407,835)     30,432,617
Emerging Growth                           29,234,483     1,117,681     (3,016,535)     (1,898,854)
Emerging Small Company                   359,603,763    15,348,079    (30,267,476)    (14,919,397)
Equity Income                          2,127,865,499   411,928,906    (52,405,293)    359,523,613
Financial Services                       146,163,611    55,261,105       (370,763)     54,890,342
Fundamental Value                        870,443,871   234,658,012    (11,777,355)    222,880,657
Global                                   383,324,096    76,125,547     (8,053,327)     68,072,220
Global Allocation                        257,244,322    23,177,881     (3,990,152)     19,187,729
Global Bond                            1,056,238,937    25,107,596    (14,024,499)     11,083,097
Global Real Estate                         393646070   25153598.07    (4141276.18)    21012321.89
Growth & Income                        1,795,193,295   288,556,978    (40,467,333)    248,089,645
Health Sciences                          219,773,063    38,110,832    (15,858,894)     22,251,938
High Income                                379621633    5556294.47    (8030211.21)    (2473916.74)
High Yield                             1,988,145,880    33,555,034    (38,745,852)     (5,190,818)
Income & Value                           588,027,293    75,198,536    (10,785,134)     64,413,403
Index Allocation                          65,128,020     1,743,033        (73,111)      1,669,922
International Core                     1,326,196,928   177,776,626    (12,777,130)    164,999,496
International Equity Index A             269,855,882    38,351,823     (3,195,681)     35,156,142
International Equity Index B             401,066,214    68,765,074     (5,022,974)     63,742,099
International Opportunities              650,912,947    60,971,799     (6,720,457)     54,251,342
International Small Cap                  555,532,561   110,466,586    (40,624,286)     69,842,300
International Small Company              248,054,845     9,287,748    (14,361,153)     (5,073,405)
International Value                    1,459,767,589   219,471,664    (21,756,522)    197,715,142
Investment Quality Bond                  504,756,018    13,544,598     (6,416,316)      7,128,282
Large Cap                                178,476,331    16,688,963     (4,092,935)     12,596,028
Large Cap Value                          349,218,432    41,950,539     (4,155,699)     37,794,841
Lifestyle Aggressive                     570,126,469    35,166,329    (16,266,611)     18,899,718
Lifestyle Balanced                     7,304,622,431   317,979,661    (29,659,703)    288,319,958
Lifestyle Conservative                   664,026,062    16,733,504     (3,301,162)     13,432,342
Lifestyle Growth                       8,932,070,074   321,088,661    (75,993,638)    245,095,023
Lifestyle Moderate                     1,722,803,879    66,716,948    (12,804,051)     53,912,897
Managed                                1,783,134,319    77,420,238    (42,245,201)     35,175,036
Mid Cap Core                             343,184,549    21,459,490     (5,908,594)     15,550,896
Mid Cap Index                            566,148,741    70,585,672    (21,388,261)     49,197,411
Mid Cap Stock                          1,132,194,184   111,802,366    (21,192,750)     90,609,615
Mid Cap Value                            486,432,018    81,767,424    (11,379,577)     70,387,848
Mid Cap Value Equity                     115,342,429     3,385,036     (5,082,793)     (1,697,757)
Mid Value                                202,515,207    20,828,185     (3,991,273)     16,836,912
Natural Resources                        836,333,871   259,330,030    (11,106,985)    248,223,045
Overseas Equity                          546,349,795    60,174,623     (9,806,188)     50,368,435
Pacific Rim                              194,603,749    33,550,064     (4,497,781)     29,052,283
Quantitative Value                       397,756,911    26,122,884     (4,790,020)     21,332,864
Real Estate Equity                         315432213   24833075.02     (218626.79)    24614448.23
Real Estate Securities                   717,870,389   164,875,349       (436,770)    164,438,580

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                                                                                    NET UNREALIZED
                                                       UNREALIZED     UNREALIZED     APPRECIATION/
           PORTFOLIO NAME             AGGREGATE COST  APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
------------------------------------  --------------  ------------  --------------  --------------
Real Return Bond                      $1,894,955,538  $  1,252,450    ($2,294,294)    ($1,041,844)
Science & Technology                     423,108,295    30,975,274    (30,165,296)        809,978
Short Term Bond                          349,512,248       979,510     (2,966,123)     (1,986,613)
Small Cap                                249,957,213    19,236,645    (12,263,300)      6,973,344
Small Cap Growth                         300,124,130    24,226,132    (10,182,349)     14,043,783
Small Cap Index                          474,097,049    67,814,175    (21,918,314)     45,895,861
Small Cap Opportunities                  500,321,409    61,006,952    (14,589,675)     46,417,277
Small Cap Value                          442,071,903    42,706,294    (13,478,384)     29,227,910
Small Company                             67,247,535     4,831,951     (3,502,599)      1,329,352
Small Company Growth                     110,026,563     8,128,492     (3,716,893)      4,411,599
Small Company Value                      657,841,522   215,883,699    (24,942,088)    190,941,611
Special Value                            120,733,466     7,965,167     (3,231,147)      4,734,020
Spectrum Income                          858,361,179    19,357,985     (5,564,821)     13,793,163
Strategic Bond                           819,938,527    15,566,822     (5,647,912)      9,918,910
Strategic Income                         424,225,933     3,096,851     (3,474,023)       (377,172)
Strategic Opportunities                  445,203,982    39,191,609     (7,912,557)     31,279,052
Strategic Value                          205,867,985    19,455,931     (8,723,554)     10,732,377
Total Return                           2,234,681,824    11,261,944    (10,824,683)        437,262
Total Stock Market Index                 393,722,156    82,354,137    (10,674,098)     71,680,039
U.S. Core                              1,007,767,111    70,443,233    (33,873,164)     36,570,069
U.S. Global Leaders Growth               566,523,259    28,812,415    (22,137,114)      6,675,301
U.S. Government Securities               681,116,941     2,210,028     (3,258,912)     (1,048,885)
U.S. High Yield Bond                     362,675,943     3,022,735     (2,710,299)        312,436
U.S. Large Cap                           906,037,649   102,749,806    (21,142,569)     81,607,237
U.S. Multi Sector                      1,250,430,481    79,083,119    (34,578,957)     44,504,162
Utilities                                178,631,936    20,706,888     (1,166,478)     19,540,410
Value                                    254,039,949    45,241,067     (4,292,642)     40,948,425
Value & Restructuring                    343,560,587    25,751,960    (13,852,251)     11,899,709
Vista                                      112381134    7325182.84    (1059040.73)     6266142.11

For information regarding the Trust's policy regarding valuation of investments, significant accounting policies and other disclosures, please refer to the Trust's most recent Semi Annual Report dated June 30, 2006.

JHT has five master-feeder funds which invest exclusively in Class 2 shares of the American Growth Fund, the American International Fund, the American Blue Chip Income and Growth Fund, the American Growth-Income Fund, and the American Bond Fund, each of which are series of American Fund Insurance Series ("AFIS"). Form N-Q for the period ended September 30, 2006 for the AFIS master funds was filed under CIK number 0000729528, file # 811-03857 on or about on November 29, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Trust


BY: /S/ Keith F. Hartstein
    ---------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /S/ Keith F. Hartstein
    ---------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 29, 2006


BY: /S/ John G. Vrysen
    ---------------------------------
John G. Vrysen
Chief Financial Officer

Date: November 29, 2006